                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07589

                         THE HARTFORD MUTUAL FUNDS, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                          Edward P. Macdonald, Esquire
                                  Life Law Unit
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (860) 843-9934

Date of fiscal year end: October 31, 2006

Date of reporting period: November 1, 2006 - April 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


         Semiannual Report
         April 30, 2007                                    (STAG PHOTO)

                                        - Manager Discussions
                                        - Financials

                                        Please note that the responses to the
                                        questions: How did the Fund perform?,
                                        Why did the Fund perform this way? and
                                        What is your outlook? represent the
                                        views of the portfolio manager(s) of the applicable fund.

                                                             (THE HARTFORD LOGO)

                                                 THE HARTFORD MUTUAL FUNDS, INC.
                                              THE HARTFORD MUTUAL FUNDS II, INC.

TABLE OF CONTENTS

       Manager Discussions (Unaudited)                                         1

       The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. Financial Statements

         Schedule of Investments at April 30, 2007 (Unaudited)

            The Hartford Advisers Fund                                       100
            The Hartford Balanced Allocation Fund                            106
            The Hartford Balanced Income Fund                                107
            The Hartford Capital Appreciation Fund                           117
            The Hartford Capital Appreciation II Fund                        120
            The Hartford Conservative Allocation Fund                        124
            The Hartford Disciplined Equity Fund                             125
            The Hartford Dividend and Growth Fund                            127
            The Hartford Equity Growth Allocation Fund (formerly The Hartford
            Aggressive Growth Allocation Fund)                               129
            The Hartford Equity Income Fund                                  130
            The Hartford Floating Rate Fund                                  132
            The Hartford Fundamental Growth Fund (formerly The Hartford Focus
            Fund)                                                            146
            The Hartford Global Communications Fund                          148
            The Hartford Global Financial Services Fund                      150
            The Hartford Global Health Fund                                  152
            The Hartford Global Leaders Fund                                 154
            The Hartford Global Technology Fund                              156
            The Hartford Growth Allocation Fund                              158
            The Hartford Growth Fund                                         159
            The Hartford Growth Opportunities Fund                           161
            The Hartford High Yield Fund                                     163
            The Hartford Income Allocation Fund                              170
            The Hartford Income Fund                                         171
            The Hartford Inflation Plus Fund                                 180
            The Hartford International Capital Appreciation Fund             182
            The Hartford International Opportunities Fund                    185
            The Hartford International Small Company Fund                    188
            The Hartford LargeCap Growth Fund                                191
            The Hartford MidCap Fund                                         193
            The Hartford MidCap Growth Fund                                  195
            The Hartford MidCap Value Fund                                   198
            The Hartford Money Market Fund                                   200
            The Hartford Retirement Income Fund                              202
            The Hartford Select MidCap Growth Fund                           203
            The Hartford Select MidCap Value Fund                            206
            The Hartford Select SmallCap Value Fund                          209
            The Hartford Short Duration Fund                                 215
            The Hartford Small Company Fund                                  220
            The Hartford SmallCap Growth Fund                                225
            The Hartford Stock Fund                                          229
            The Hartford Target Retirement 2010 Fund                         231
            The Hartford Target Retirement 2020 Fund                         232
            The Hartford Target Retirement 2030 Fund                         233
            The Hartford Tax-Free California Fund                            234
            The Hartford Tax-Free Minnesota Fund                             237
            The Hartford Tax-Free National Fund                              239
            The Hartford Tax-Free New York Fund                              245
            The Hartford Total Return Bond Fund                              247
            The Hartford U.S. Government Securities Fund                     257
            The Hartford Value Fund                                          259
            The Hartford Value Opportunities Fund                            261

          Statements of Assets and Liabilities at April 30, 2007
          (Unaudited)                                                        264

          Statements of Operations for the Six-month Period Ended
          April 30, 2007 (Unaudited)                                         274

          Statements of Changes in Net Assets for the Six-month
          Period Ended April 30, 2007 (Unaudited) and Year Ended
          October 31, 2006                                                   284

          Notes to Financial Statements (Unaudited)                          302

          Financial Highlights (Unaudited)                                   347

          Directors and Officers (Unaudited)                                 376

          How to Obtain a Copy of the Funds' Proxy Voting Policies and
          Proxy Voting Records (Unaudited)                                   377

          Expense Example (Unaudited)                                        378

          Shareholder Meeting Results (Unaudited)                            386

          Approval of Amended Investment Sub-Advisory Agreement (Unaudited)  388

The Hartford Advisers Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS MAXIMUM LONG-TERM
TOTAL RETURN.

PERFORMANCE OVERVIEW(3) 4/30/97 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                             LEHMAN BROTHERS
                                                                                                         GOVERNMENT/CREDIT BOND
                                                      ADVISERS FUND               S&P 500 INDEX                   INDEX
                                                      -------------               -------------          ----------------------
4/30/97                                                    9450                       10000                       10000
                                                           9846                       10608                       10093
                                                          10221                       11083                       10215
                                                          10832                       11965                       10527
                                                          10327                       11295                       10409
                                                          10761                       11913                       10572
                                                          10606                       11516                       10742
                                                          10949                       12048                       10798
                                                          11044                       12255                       10912
                                                          11151                       12391                       11066
                                                          11637                       13284                       11043
                                                          12045                       13963                       11077
4/98                                                      12218                       14104                       11133
                                                          12102                       13862                       11252
                                                          12581                       14424                       11367
                                                          12664                       14271                       11376
                                                          11611                       12208                       11598
                                                          12086                       12990                       11930
                                                          12545                       14045                       11846
                                                          12962                       14896                       11916
                                                          13373                       15754                       11945
                                                          13646                       16413                       12030
                                                          13348                       15903                       11744
                                                          13758                       16539                       11803
4/99                                                      14168                       17179                       11832
                                                          13843                       16774                       11710
                                                          14388                       17704                       11673
                                                          14130                       17152                       11641
                                                          13984                       17066                       11632
                                                          13798                       16599                       11737
                                                          14247                       17649                       11767
                                                          14402                       18008                       11760
                                                          14989                       19068                       11689
                                                          14504                       18110                       11686
                                                          14575                       17767                       11832
                                                          15559                       19504                       12003
4/00                                                      15259                       18918                       11944
                                                          15029                       18529                       11934
                                                          15290                       18986                       12177
                                                          15156                       18690                       12306
                                                          15738                       19850                       12480
                                                          15321                       18802                       12527
                                                          15366                       18722                       12606
                                                          14901                       17247                       12822
                                                          15124                       17332                       13074
                                                          15387                       17947                       13294
                                                          14786                       16311                       13431
                                                          14205                       15278                       13492
4/01                                                      14772                       16464                       13391
                                                          14876                       16574                       13469
                                                          14500                       16172                       13534
                                                          14510                       16012                       13871
                                                          13988                       15011                       14048
                                                          13441                       13799                       14177
                                                          13727                       14063                       14537
                                                          14281                       15141                       14299
                                                          14336                       15275                       14186
                                                          14144                       15052                       14290
                                                          14058                       14762                       14411
                                                          14292                       15317                       14119
4/02                                                      13552                       14389                       14392
                                                          13475                       14283                       14525
                                                          12912                       13266                       14649
                                                          12507                       12233                       14824
                                                          12526                       12312                       15157
                                                          11734                       10975                       15482
                                                          12297                       11940                       15334
                                                          12850                       12642                       15343
                                                          12441                       11900                       15750
                                                          12217                       11589                       15749
                                                          12139                       11415                       16029
                                                          12160                       11526                       16009
4/03                                                      12767                       12475                       16180
                                                          13285                       13131                       16639
                                                          13388                       13299                       16573
                                                          13437                       13534                       15878
                                                          13575                       13797                       15983
                                                          13528                       13651                       16489
                                                          13971                       14422                       16280
                                                          14070                       14549                       16323
                                                          14662                       15312                       16484
                                                          14741                       15593                       16634
                                                          14859                       15809                       16837
                                                          14710                       15571                       16992
4/04                                                      14443                       15327                       16470
                                                          14552                       15537                       16386
                                                          14799                       15839                       16453
                                                          14431                       15315                       16627
                                                          14541                       15376                       16979
                                                          14510                       15542                       17038
                                                          14520                       15780                       17186
                                                          14789                       16418                       16994
                                                          15165                       16977                       17175
                                                          14994                       16563                       17294
                                                          15195                       16911                       17181
                                                          14866                       16612                       17060
4/05                                                      14816                       16297                       17315
                                                          15209                       16815                       17533
                                                          15214                       16839                       17647
                                                          15629                       17465                       17448
                                                          15710                       17306                       17709
                                                          15773                       17446                       17477
                                                          15580                       17155                       17328
                                                          16048                       17803                       17416
                                                          16187                       17810                       17582
                                                          16493                       18281                       17550
                                                          16463                       18331                       17597
                                                          16525                       18559                       17404
4/06                                                      16668                       18808                       17349
                                                          16331                       18267                       17340
                                                          16170                       18291                       17380
                                                          16221                       18404                       17606
                                                          16602                       18841                       17884
                                                          16895                       19327                       18059
                                                          17319                       19956                       18173
                                                          17719                       20335                       18386
                                                          17833                       20620                       18246
                                                          18000                       20937                       18231
                                                          17895                       20528                       18546
                                                          18023                       20758                       18514
4/07                                                      18579                       21677                       18622

    --- ADVISERS FUND              --  LEHMAN BROTHERS GOVERNMENT/    --- S&P 500 INDEX
        $9,450  starting value         CREDIT BOND INDEX                  $10,000 starting value
        $18,579 ending value           $10,000 starting value             $21,677 ending value
                                       $18,622 ending value

LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX is a broad based unmanaged, market value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and of all publicly issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

               INCEPTION                                 SINCE
                 DATE      1 YEAR   5 YEAR   10 YEAR   INCEPTION
---------------------------------------------------------------------
Advisers A#    7/22/1996   11.47%   6.51%     6.99%      8.10%
---------------------------------------------------------------------
Advisers A##   7/22/1996    5.34%   5.31%     6.39%      7.53%
---------------------------------------------------------------------
Advisers B#    7/22/1996   10.58%   5.72%       NA*        NA*
---------------------------------------------------------------------
Advisers B##   7/22/1996    5.58%   5.40%       NA*        NA*
---------------------------------------------------------------------
Advisers C#    7/22/1996   10.68%   5.82%     6.27%      7.37%
---------------------------------------------------------------------
Advisers C##   7/22/1996    9.68%   5.82%     6.27%      7.37%
---------------------------------------------------------------------
Advisers R3#   7/22/1996   11.71%   6.97%     7.47%      8.58%
---------------------------------------------------------------------
Advisers R4#   7/22/1996   11.80%   6.99%     7.48%      8.59%
---------------------------------------------------------------------
Advisers R5#   7/22/1996   11.94%   7.02%     7.49%      8.60%
---------------------------------------------------------------------
Advisers Y#    7/22/1996   11.99%   7.02%     7.50%      8.61%
---------------------------------------------------------------------

 # Without sales charge
## With sales charge
NA Not Applicable
 * 10 year and inception returns are not applicable for Class B because after 8 years Class B converts to Class A.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class Y performance.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, R3, R4, R5 and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS STEVEN T. IRONS, CFA
Senior Vice President, Partner

JOHN C. KEOGH
Senior Vice President, Partner

PETER I. HIGGINS, CFA
Vice-President

CHRISTOPHER L. GOOTKIND, CFA
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Advisers Fund returned 7.28%, before sales charge, for the six-month period ended April 30, 2007, versus the returns of 8.60% for the S&P 500 Index and 2.48% for the Lehman Brothers Government/Credit Bond Index. The Fund underperformed the 7.66% return of the average fund in the Lipper Mixed-Asset Target Allocation Growth Funds peer group, a group of funds that hold between 60%-80% in equity securities, with the remainder invested in bonds, cash, and cash equivalents.

WHY DID THE FUND PERFORM THIS WAY?

Financial markets posted robust returns for the period. Equity markets as measured by the S&P 500 Index were up 8.60% while the bond market as measured by the Lehman Brothers Government/Credit Bond Index increased 2.48%. The Fund has three primary levers to generate investment performance: equity investments, fixed income investments, and asset allocation among stocks, bonds, and cash. During the period, both the equity portion and the fixed income portion of the Fund outperformed their respective benchmarks. Allocation contributed positively to the Fund's performance as the Fund's consistent overweight (i.e. the Fund's sector position was greater than the benchmark position) to equities helped during the period.

The equity portion of the Fund outperformed due to positive stock selection within the Information Technology, Materials and Consumer Staples sectors. This was offset somewhat by weak stock selection within Consumer Discretionary, Energy and Financials. Sector allocation within equities did not play a significant role.

Top relative (i.e. performance of the Fund as measured against the benchmark) contributors to the equity portion of the Fund

--------------------------------------------------------------------------------

included First Data, Cia Vale do Rio Doce (CVRD), and EMC. Electronic payment service provider First Data's stock appreciated during the period as it was the target of a leveraged buyout bid from Kohlberg Kravis Roberts. We eliminated the stock on strong performance. The stock of Brazilian mining company CVRD continued to rise during the period, bolstered by commodity prices. Additionally, implementation of the company's strategy to integrate its Inco acquisition should drive synergies further. We continue to view the company as well-positioned in iron ore and nickel, which should drive strong fundamentals over the next few years. Information storage provider EMC rose as it announced stronger-than-expected profits and surging sales. The company has benefited from its push to grow offerings with a string of acquisitions during recent years. International growth has also contributed to results. We continue to view the company favorably but have trimmed our position on strong performance. Other stocks that contributed to positive absolute (i.e. total return) performance included Schering-Plough, Alcoa and AT&T.

Stocks that detracted the most from relative returns included Circuit City, United Parcel Service and Capital One. Shares of Circuit City tumbled after the consumer electronics retailer posted disappointing third-quarter results. Circuit City has been a turnaround story selling at very depressed valuations and they have struggled to consistently execute on that turnaround plan. Slowing U.S. industrial production has weighed on shares of United Parcel Service, but we still have confidence in the longer term story. Capital One's stock declined as it missed first-quarter profit targets and trimmed guidance, due mainly to problems in its mortgage unit. However, the credit card business continues to perform better than most expected, which is consistent with our investment thesis. Additionally, the Fund's underweight (i.e. the Fund's sector position was less than the benchmark position) to the strongly performing Utilities sector hurt relative returns.

The Fund's fixed income portfolio was slightly ahead of its benchmark during the six month period (2.53% versus 2.48%) due mainly to strong selection within the investment grade credit sector. This was offset somewhat by our out-of-benchmark allocation to Treasury Inflation Protected Securities, which underperformed as inflation expectations were lower than expected in the period. The moderate slowdown in growth continues. We expect interest rates to trade within a range (4.50%-5.00% for the 10-year Treasury) and the Fed to remain on hold for the remainder of the year. Therefore, we have positioned the fixed income portfolio within a neutral duration (i.e. sensitivity to changes in interest rates) target. We continue to overweight the non-government sectors with a preference towards structured securities and Mortgage Backed Securities (MBS). While credit trends remain sound, we are cautious on credit and are therefore benchmark neutral in that sector. As valuations improve, we will look to reduce our credit allocation.

WHAT IS THE OUTLOOK?

The stock portion of The Hartford Advisers Fund is managed with a large cap, core investment approach. We apply a bottom-up investment process in constructing a diversified portfolio. We look for companies that exhibit some or all of the following characteristics: industry leadership, strong balance sheets, solid management teams, high return on equity, accelerating earnings, and/or attractive valuation with a catalyst. At the end of the period, the equity portion of the Fund was overweight positions in Information Technology, Health Care and Materials and underweight positions in Utilities and Energy.

The equity and fixed income managers will continue to work collaboratively to make decisions regarding portfolio weights in stocks, bonds, and cash. As we expect equities to outperform bonds and cash, as of April 30, 2007, the Fund's equity exposure was at 67% compared to 60% equity exposure in its benchmark and at the upper end of the 50-70% range.

COMPOSITION BY SECTOR
as of April 30, 2007

                                                      PERCENTAGE OF
SECTOR                                                 NET ASSETS
-------------------------------------------------------------------
Common Stock                                               67.2%
-------------------------------------------------------------------
Asset Backed & Commercial Mortgage Backed Securities        5.8
-------------------------------------------------------------------
Corporate Bonds: Investment Grade                          11.3
-------------------------------------------------------------------
Municipal Bonds                                             0.2
-------------------------------------------------------------------
U.S. Government Securities                                  7.5
-------------------------------------------------------------------
U.S. Government Agencies                                    1.7
-------------------------------------------------------------------
Short-Term Investments                                     14.3
-------------------------------------------------------------------
Other Assets & Liabilities                                 -8.0
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             3.7%
-------------------------------------------------------------------
Capital Goods                                               1.6
-------------------------------------------------------------------
Consumer Cyclical                                           5.2
-------------------------------------------------------------------
Consumer Staples                                            5.9
-------------------------------------------------------------------
Energy                                                      5.2
-------------------------------------------------------------------
Finance                                                    27.4
-------------------------------------------------------------------
General Obligations                                         0.2
-------------------------------------------------------------------
Health Care                                                 7.3
-------------------------------------------------------------------
Services                                                    6.5
-------------------------------------------------------------------
Technology                                                 20.5
-------------------------------------------------------------------
Transportation                                              0.2
-------------------------------------------------------------------
U.S. Government Securities                                  7.5
-------------------------------------------------------------------
U.S. Government Agencies                                    1.7
-------------------------------------------------------------------
Utilities                                                   0.8
-------------------------------------------------------------------
Short-Term Investments                                     14.3
-------------------------------------------------------------------
Other Assets & Liabilities                                 -8.0
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Balanced Allocation Fund
(advised by Hartford Investment Financial Services, LLC)

INVESTMENT OBJECTIVE -- SEEKS LONG-TERM CAPITAL
APPRECIATION AND INCOME.

PERFORMANCE OVERVIEW(3) 5/28/04 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                          LEHMAN BROTHERS U.S.
                                                BALANCED ALLOCATION FUND          S&P 500 INDEX           AGGREGATE BOND INDEX
                                                ------------------------          -------------           --------------------
5/28/04                                                    9450                       10000                       10000
                                                           9450                       10000                       10000
                                                           9582                       10194                       10057
                                                           9393                        9857                       10156
8/04                                                       9412                        9897                       10350
                                                           9606                       10004                       10378
                                                           9748                       10157                       10465
                                                          10022                       10567                       10382
12/04                                                     10291                       10927                       10477
                                                          10101                       10661                       10543
                                                          10215                       10885                       10481
                                                          10051                       10692                       10427
4/05                                                       9937                       10490                       10568
                                                          10194                       10823                       10682
                                                          10313                       10838                       10741
                                                          10542                       11241                       10643
8/05                                                      10609                       11139                       10779
                                                          10677                       11229                       10668
                                                          10476                       11042                       10584
                                                          10784                       11459                       10631
12/05                                                     10941                       11463                       10732
                                                          11299                       11766                       10732
                                                          11260                       11798                       10768
                                                          11366                       11945                       10662
4/06                                                      11531                       12105                       10643
                                                          11240                       11757                       10631
                                                          11192                       11773                       10654
                                                          11144                       11846                       10798
8/06                                                      11348                       12127                       10963
                                                          11467                       12439                       11060
                                                          11731                       12844                       11133
                                                          11983                       13088                       11262
12/06                                                     12101                       13272                       11197
                                                          12223                       13476                       11192
                                                          12182                       13213                       11365
                                                          12329                       13360                       11365
4/07                                                      12604                       13952                       11426

    --- BALANCED ALLOCATION FUND  -- LEHMAN BROTHERS U.S. AGGREGATE  --- S&P 500 INDEX
        $9,450 starting value         BOND INDEX                         $10,000 starting value
        $12,604 ending value          $10,000 starting value             $13,952 ending value
                                      $11,426 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Index and Commercial Mortgage-Backed Securities Index.

You cannot invest directly in an Index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                          INCEPTION              SINCE
                            DATE      1 YEAR   INCEPTION
-------------------------------------------------------------
Balanced Allocation A#    5/28/2004    9.31%    10.35%
-------------------------------------------------------------
Balanced Allocation A##   5/28/2004    3.29%     8.24%
-------------------------------------------------------------
Balanced Allocation B#    5/28/2004    8.44%     9.53%
-------------------------------------------------------------
Balanced Allocation B##   5/28/2004    3.44%     8.66%
-------------------------------------------------------------
Balanced Allocation C#    5/28/2004    8.48%     9.54%
-------------------------------------------------------------
Balanced Allocation C##   5/28/2004    7.48%     9.54%
-------------------------------------------------------------
Balanced Allocation I#    5/28/2004    9.49%    10.42%
-------------------------------------------------------------
Balanced Allocation R3#   5/28/2004    9.09%    10.28%
-------------------------------------------------------------
Balanced Allocation R4#   5/28/2004    9.26%    10.34%
-------------------------------------------------------------
Balanced Allocation R5#   5/28/2004    9.34%    10.37%
-------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class I shares commenced operations on 8/31/06. Performance prior to 8/31/06 reflects Class A performance. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class A performance.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, I, R3, R4 and R5 shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

HUGH WHELAN
Senior Vice President

EDWARD C. CAPUTO
Vice President

--------------------------------------------------------------------------------

WHAT DID THE MARKET DO AND HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Balanced Allocation Fund returned 7.45%, before sales charge, for the six months ended April 30, 2007, versus 6.85% for the Lipper Mixed-Asset Target Allocation Moderate Funds average, 2.64% for the Lehman Brothers U.S. Aggregate Bond Index, and 8.60% for the S&P 500 Index.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's structure allows for investment across all market capitalizations and styles, both within the U.S. and internationally. This diversification is designed to enhance the long-term return and risk characteristics of the Fund. Generally, the Fund's target asset allocation is set at approximately 60% equity and 40% fixed-income. The Fund's equity allocation is structured around five equity indexes. For the six month period, the MSCI EAFE Index (international equities) was up 15.68%; the Russell MidCap Index (U.S. mid cap equities) was up 12.24%; the Russell 1000 Value Index (U.S. large cap equities) was up 9.79%; the Russell 1000 Growth Index (U.S. large cap equities) was up 8.42%; and the Russell 2000 Index (U.S. small cap equities) was up 6.86%. The Fund benefited from its international and mid cap equity exposure, as well as its large cap value bias.

On the fixed income side, the yield curve steepened during the period, with the yield on the five year Treasury note decreasing five basis points to 4.51% and the yield on the 10-year Treasury note increasing two basis points to 4.62%. Within the major sectors of the Lehman Brothers U.S. Aggregate Bond Index, mortgage backed securities were the top performers, while U.S. Treasuries were the worst. The fixed income allocation is structured around six fixed income indices. For the six month period, the best performer was the Lehman Brothers High Yield Index (up 6.88%), followed by the CSFB Leveraged Loan Index (up 3.98%), Lehman Brothers U.S. Aggregate Bond Index (up 2.64%), Merrill Lynch 3-Month U.S. Treasury Bill Index (up 2.62%), Lehman Brothers 1-3 Year Government Index (up 2.34%), and Lehman U.S. TIPS (Treasury Inflation Protected Securities) Index (up 2.07%). Consequently, the Fund benefited from its allocation to high yield and floating rate notes, while the other asset classes underperformed the Fund's fixed income benchmark. The Fund's duration (i.e. sensitivity to changes in interest rates) is targeted to be less than the Lehman Brothers U.S. Aggregate Bond Index

--------------------------------------------------------------------------------

based on risk preferences of the Fund. For the period, short duration positioning detracted from overall performance.

Besides the asset allocation decision, the Fund's performance is also influenced by the performance of the underlying active fund mangers. In keeping with the Fund's long-term approach, we typically use cash flows to reallocate among the underlying funds. However, a hard rebalance (i.e. a fund rebalancing to move the underlying fund investments to their target allocation percentages) was performed in November to align the actual allocations with our targets.

WHAT IS THE OUTLOOK?

Economic data continues to suggest weaker growth ahead, a trend that began in the first quarter of the year. Additionally, the Federal Reserve concluded at its March meeting that business executives are pessimistic about sales growth, which poses a downside risk to the economy. Other risks going forward include the potential effects of the ongoing troubles within the housing sector as well as persistently high energy and food costs, which could sap consumer spending. Although business activity has been sluggish, strong consumption supports growth. And while recent CPI data suggests some moderation in core inflation, inflationary pressures remain elevated. Unless these pressures ease, we believe it is unlikely that the Federal Reserve will cut rates in the foreseeable future, as many are anticipating. While we do not feel that the economy is headed for a recession, our outlook for growth and interest rates is biased to the lower side.

COMPOSITION BY UNDERLYING FUND
as of April 30, 2007

                                                      PERCENTAGE OF
FUND NAME                                              NET ASSETS
-------------------------------------------------------------------
Hartford Capital Appreciation Fund, Class Y                17.7%
-------------------------------------------------------------------
Hartford Disciplined Equity Fund, Class Y                   4.6
-------------------------------------------------------------------
Hartford Equity Income Fund, Class Y                        6.7
-------------------------------------------------------------------
Hartford Floating Rate Fund, Class Y                        6.0
-------------------------------------------------------------------
Hartford Global Leaders Fund, Class Y                       4.3
-------------------------------------------------------------------
Hartford Income Fund, Class Y                              12.8
-------------------------------------------------------------------
Hartford Inflation Plus Fund, Class Y                       6.3
-------------------------------------------------------------------
Hartford International Opportunities Fund, Class Y          4.0
-------------------------------------------------------------------
Hartford International Small Company Fund, Class Y          4.1
-------------------------------------------------------------------
Hartford Select Small Cap Value Fund, Class Y               2.4
-------------------------------------------------------------------
Hartford Short Duration Fund, Class Y                       6.4
-------------------------------------------------------------------
Hartford Small Company Fund, Class Y                        4.8
-------------------------------------------------------------------
Hartford Total Return Bond Fund, Class Y                    8.8
-------------------------------------------------------------------
Hartford Value Fund, Class Y                               10.9
-------------------------------------------------------------------
Other Assets & Liabilities                                  0.2
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Balanced Income Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS TO PROVIDE CURRENT
INCOME WITH GROWTH OF CAPITAL AS A SECONDARY OBJECTIVE.

PERFORMANCE OVERVIEW(2) 7/31/06 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                        LEHMAN BROTHERS CORPORATE
                                                  BALANCED INCOME FUND      RUSSELL 1000 VALUE INDEX              INDEX
                                                  --------------------      ------------------------    -------------------------
7/31/06                                                    9450                       10000                       10000
                                                           9620                       10167                       10186
                                                           9731                       10370                       10303
10/06                                                      9902                       10709                       10386
                                                          10035                       10954                       10539
                                                          10141                       11200                       10443
1/07                                                      10198                       11343                       10444
                                                          10237                       11166                       10659
                                                          10326                       11339                       10598
4/07                                                      10538                       11758                       10675

    --- BALANCED INCOME FUND       --- RUSSELL 1000 VALUE INDEX   --  LEHMAN BROTHERS CORPORATE
        $9,450  starting value         $10,000 starting value         INDEX
        $10,538 ending value           $11,758 ending value           $10,000 starting value
                                                                      $10,675 ending value

RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

LEHMAN BROTHERS CORPORATE INDEX Lehman Brothers Corporate Bond Index is an unmanaged index and is the Corporate component of the U.S. Credit Index within the Lehman Brothers U.S. Aggregate Bond Index.

You cannot invest directly in an index.


The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                     INCEPTION DATE   SINCE INCEPTION
----------------------------------------------------------
Balanced Income A#     7/31/2006          11.52%
----------------------------------------------------------
Balanced Income A##    7/31/2006           5.39%
----------------------------------------------------------
Balanced Income B#     7/31/2006          10.92%
----------------------------------------------------------
Balanced Income B##    7/31/2006           5.92%
----------------------------------------------------------
Balanced Income C#     7/31/2006          10.87%
----------------------------------------------------------
Balanced Income C##    7/31/2006           9.87%
----------------------------------------------------------
Balanced Income Y#     7/31/2006          11.77%
----------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

LUCIUS T. HILL, III
Senior Vice President

SCOTT I. ST. JOHN, CFA
Vice President

JOHN R. RYAN, CFA
Senior Vice President, Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Balanced Income Fund returned 6.43%, before sales charge, for the six-month period ended April 30, 2007, versus the returns of 9.79% for the Russell 1000 Value Index and 2.78% for the Lehman Brothers Corporate Index. The Fund underperformed the 6.85% return of the average fund in the Lipper Mixed-Asset Target Allocation Moderate Funds peer group, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

Financial markets posted robust returns for the period. As measured by the S&P 500, equity markets were up 8.60% while the bond market as measured by the Lehman Brothers Aggregate Index increased 2.64%. Value stocks continued to lead growth as the Russell 1000 Growth's 8.44% return lagged the 9.79% return of the Russell 1000 Value Index. Small cap stocks, as measured by the Russell 2000 6.38% trailed the broader market, but Midcaps shined during the period, rising 12.17% as measured by the Russell Midcap Index. During the period, both the equity portion and the fixed income portion of the Fund outperformed their respective benchmarks.

The Equity portion of the Fund outperformed its benchmark due to sector allocation. The Fund benefited from overweight (i.e. the Fund's sector position was greater than the benchmark position) positions in the high performing Utilities and Materials sectors. Additionally, strong stock selection in Utilities and Health Care contributed positively to relative (i.e. performance of the Fund as measured against the benchmark) returns. The performance of the fixed income portion of the Fund was slightly ahead of its benchmark for the period. The Fund also benefited from a slight overweight to equities versus bonds relative to its benchmark during the period.

Top relative contributors to the equity portion of the Fund included FPL Group (Utilities), Exelon (Utilities), and PPL (Utilities). Shares of FPL, a generator and distributor of electric energy, increased over the period due to better than expected results at FPL Energy and increasing valuations for unregulated assets. Exelon shares performed well as we are nearing the conclusion of the Illinois power auction. We believe that the

--------------------------------------------------------------------------------

company is well positioned due to its valuable nuclear power producing assets and expectations for higher dividend payouts and share buybacks. PPL stock rose along with the utility sector. The company also raised its quarterly dividend during the period. We continued to hold positions all three stocks at the end of the period.

The largest detractors from benchmark-relative returns in the equity portion of the Fund were US Bancorp (Financials), Bank of America (Financials), Valero (Energy) and Pitney Bowes (Industrials). US Bancorp's shares declined over concerns about lower loan growth due to a slowing economy, as well as heightened concerns about exposure to sub prime loans. Bank of America's shares weakened following management's report that net fee income was lower than expected, driven mainly by softness in credit cards and worries about subprime exposure. Pitney Bowes reported lower than expected sales growth caused by weak US and European sales, which caused the stock to fall during the period. We continue to hold all three companies. Additionally, not owning strongly performing Valero hurt benchmark relative returns.

On the fixed income side, the Fund outperformed its benchmark due primarily to the Fund's slight overweight positions in high yield and emerging markets debt. Positive security selection within the high yield and investment grade credit sector also helped returns. Healthy employment growth provides underlying support for a modest expansion of the US economy. We feel high levels of shareholder friendly activity are offset by strong corporate profits and low default rates, which are positive events for fixed income markets. We believe that rates will continue to be range-bound. Current Treasury valuations are largely consistent with our view, and we are positioning the Fund with a duration (i.e. sensitivity to changes in interest rates) similar to that of the benchmark. Additionally, we favor the stability of the securitized sectors, namely asset-backed securities and commercial mortgage-backed securities, and maintain an overweight to these sectors.

WHAT IS THE OUTLOOK?

The equity portion of the Fund is managed with a bias towards income-generating securities. At the end of the period, the equity portion of the Fund was most overweight the Utilities, Consumer Staples, and Materials sectors and most underweight (i.e. the Fund's sector position was less than the benchmark position) the Consumer Discretionary and Financials sectors. The equity and fixed income managers continue to work collaboratively to make decisions regarding portfolio weights in equities and fixed income. At the end of the period the Fund was slightly overweight equities relative to its benchmark.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             5.6%
-------------------------------------------------------------------
Capital Goods                                               2.2
-------------------------------------------------------------------
Consumer Cyclical                                           3.2
-------------------------------------------------------------------
Energy                                                      8.3
-------------------------------------------------------------------
Finance                                                    32.7
-------------------------------------------------------------------
Foreign Governments                                         4.8
-------------------------------------------------------------------
Health Care                                                 4.1
-------------------------------------------------------------------
Services                                                    5.1
-------------------------------------------------------------------
Technology                                                 13.0
-------------------------------------------------------------------
Transportation                                              0.3
-------------------------------------------------------------------
U.S. Government Securities                                  3.5
-------------------------------------------------------------------
Utilities                                                   8.4
-------------------------------------------------------------------
Short-Term Investments                                      4.8
-------------------------------------------------------------------
Other Assets & Liabilities                                 -0.7
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DISTRIBUTION BY SECTOR
as of April 30, 2007

                                                      PERCENTAGE OF
SECTOR                                                 NET ASSETS
-------------------------------------------------------------------
Common Stock                                               46.5%
-------------------------------------------------------------------
Asset Backed and Commercial Mortgage Securities             5.0
-------------------------------------------------------------------
Corporate Bonds: Investment Grade                          31.3
-------------------------------------------------------------------
Corporate Bonds: Non-Investment Grade                       9.6
-------------------------------------------------------------------
U.S. Government Securities                                  3.5
-------------------------------------------------------------------
Short-Term Investments                                      4.8
-------------------------------------------------------------------
Other Assets & Liabilities                                 -0.7
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Capital Appreciation Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS GROWTH OF CAPITAL.

PERFORMANCE OVERVIEW(3) 4/30/97 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                 CAPITAL APPRECIATION FUND              RUSSELL 3000 INDEX
                                                                 -------------------------              ------------------
4/30/97                                                                     9450                              10000
                                                                           11389                              10683
                                                                           12357                              11127
                                                                           13539                              11999
                                                                           13807                              11513
                                                                           15091                              12166
                                                                           14274                              11757
                                                                           14294                              12207
                                                                           14150                              12452
                                                                           13816                              12516
                                                                           15117                              13411
                                                                           15636                              14076
4/98                                                                       15721                              14215
                                                                           14676                              13864
                                                                           14904                              14333
                                                                           14281                              14072
                                                                           11162                              11917
                                                                           11634                              12729
                                                                           12786                              13696
                                                                           13659                              14533
                                                                           14611                              15457
                                                                           15691                              15982
                                                                           14768                              15416
                                                                           16020                              15982
4/99                                                                       16929                              16703
                                                                           17608                              16386
                                                                           18567                              17214
                                                                           18789                              16692
                                                                           18131                              16502
                                                                           17809                              16080
                                                                           18939                              17089
                                                                           20692                              17567
                                                                           24364                              18688
                                                                           24087                              17955
                                                                           27997                              18122
                                                                           27912                              19542
4/00                                                                       25001                              18853
                                                                           23680                              18323
                                                                           26156                              18866
                                                                           25744                              18532
                                                                           28614                              19907
                                                                           27806                              19005
                                                                           26844                              18735
                                                                           24247                              17008
                                                                           26399                              17294
                                                                           27889                              17886
                                                                           26243                              16251
                                                                           25020                              15192
4/01                                                                       27144                              16410
                                                                           27521                              16542
                                                                           27052                              16237
                                                                           25818                              15969
                                                                           24694                              15027
                                                                           21590                              13701
                                                                           22217                              14020
                                                                           23709                              15100
                                                                           24621                              15312
                                                                           23663                              15120
                                                                           22944                              14811
                                                                           24022                              15461
4/02                                                                       22539                              14649
                                                                           22253                              14480
                                                                           20420                              13437
                                                                           18634                              12369
                                                                           19011                              12428
                                                                           17556                              11122
                                                                           18855                              12007
                                                                           20448                              12734
                                                                           18993                              12014
                                                                           18541                              11720
                                                                           18293                              11527
                                                                           18016                              11648
4/03                                                                       19472                              12600
                                                                           21010                              13360
                                                                           21535                              13541
                                                                           21931                              13851
                                                                           22732                              14158
                                                                           22695                              14004
                                                                           24409                              14852
                                                                           24952                              15056
                                                                           26665                              15745
                                                                           27080                              16074
                                                                           28029                              16290
                                                                           28001                              16097
4/04                                                                       27015                              15764
                                                                           27559                              15993
                                                                           28655                              16311
                                                                           27264                              15694
                                                                           26831                              15759
                                                                           27743                              16001
                                                                           28369                              16264
                                                                           30313                              17020
                                                                           31446                              17626
                                                                           30718                              17157
                                                                           31888                              17534
                                                                           30654                              17238
4/05                                                                       29751                              16863
                                                                           30626                              17502
                                                                           31225                              17625
                                                                           32781                              18348
                                                                           33058                              18173
                                                                           34227                              18332
                                                                           33629                              17988
                                                                           35444                              18688
                                                                           36194                              18705
                                                                           38039                              19330
                                                                           37684                              19364
                                                                           38252                              19699
4/06                                                                       39277                              19913
                                                                           37868                              19275
                                                                           37463                              19309
                                                                           37118                              19291
                                                                           38040                              19763
                                                                           38557                              20205
                                                                           40207                              20933
                                                                           41357                              21388
                                                                           41861                              21644
                                                                           42125                              22056
                                                                           41333                              21695
                                                                           41993                              21920
4/07                                                                       43292                              22796

    --- CAPITAL APPRECIATION FUND              --- RUSSELL 3000 INDEX
        $9,450  starting value                     $10,000 starting value
        $43,292 ending value                       $22,796 ending value

RUSSELL 3000 INDEX is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total capitalization.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

             INCEPTION     1        5        10        SINCE
               DATE       YEAR     YEAR     YEAR     INCEPTION
-------------------------------------------------------------------
Cap App A#   7/22/1996   10.23%   13.94%   16.43%     19.03%
-------------------------------------------------------------------
Cap App A##  7/22/1996    4.16%   12.66%   15.77%     18.41%
-------------------------------------------------------------------
Cap App B#   7/22/1996    9.33%   13.08%    NA*        NA*
-------------------------------------------------------------------
Cap App B##  7/22/1996    4.33%   12.83%    NA*        NA*
-------------------------------------------------------------------
Cap App C#   7/22/1996    9.41%   13.19%   15.64%     18.23%
-------------------------------------------------------------------
Cap App C##  7/22/1996    8.41%   13.19%   15.64%     18.23%
-------------------------------------------------------------------
Cap App I#   7/22/1996   10.42%   13.98%   16.45%     19.05%
-------------------------------------------------------------------
Cap App R3#  7/22/1996   10.34%   14.45%   16.96%     19.58%
-------------------------------------------------------------------
Cap App R4#  7/22/1996   10.45%   14.47%   16.97%     19.59%
-------------------------------------------------------------------
Cap App R5#  7/22/1996   10.58%   14.50%   16.99%     19.61%
-------------------------------------------------------------------
Cap App Y#   7/22/1996   10.66%   14.52%   16.99%     19.61%
-------------------------------------------------------------------

  # Without sales charge
 ## With sales charge
 NA Not Applicable
  * 10 year and inception returns are not applicable for Class B because after 8 years Class B converts to Class A.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable. Class I shares commenced operations on 8/31/06. Performance prior to 8/31/06 reflects Class A performance. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class Y performance.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, I, R3, R4, R5 and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGEMENT

SAUL J. PANNELL, CFA
Senior Vice President, Partner

FRANK D. CATRICKES, CFA, CMT
Senior Vice President, Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Capital Appreciation Fund returned 7.67%, before sales charge, for the six-month period ended April 30, 2007, underperforming its benchmark, the Russell 3000 Index, which returned 8.90% for the same period. The Fund also underperformed the 9.25% return of the average fund in the Lipper Multi-Cap Core Funds peer group, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

As measured by the Russell 3000 Index, equity markets ended higher for the period, rising in five of the six months. Every sector in the benchmark posted positive returns for the period, led by Materials (+19%), Utilities (+18%), and Energy (+14%). The laggards in this environment were Financials (+5%), Consumer Discretionary (+7%), and Technology (+7%). These positive returns took place against a mixed backdrop of relatively strong economic news and corporate earnings, continued weakness in the housing market, and geopolitical tensions in the Middle East.

Underperformance for the period was due to stock selection, largely in the Technology, Consumer Discretionary, Energy, and Utility sectors. Stocks with the largest negative absolute (i.e. total return) and relative (i.e. performance of the Fund as measured against the benchmark) impacts were Nortel Networks and Motorola in Technology and British Energy in Utilities. Shares of Canadian phone equipment manufacturer Nortel tumbled on news that it would have to delay the filing of its 2006 annual report and restate prior years' financial results. We believe that Nortel's new management team will be successful in achieving significant cost cuts and driving profitability higher. We also expect

--------------------------------------------------------------------------------

Nortel to benefit from an improving pricing environment and expected increases in capital expenditures for wireline equipment. Shares in wireless phone manufacturer Motorola fell on below-expectation sales growth, while British utility British Energy saw its shares fall on news of lower prices, higher costs, and falling utilization rates. We eliminated our positions in both stocks during the period.

Stock selection within Financials, Industrials, and Materials sectors proved more beneficial. Top relative contributors included Cia Vale do Rio Doce (CVRD), Unibanco, and ABB. Brazilian mining company CVRD's shares rose as strong markets for iron ore and nickel supported higher earnings and guidance, while results from recently acquired nickel miner Inco are exceeding expectations. We anticipate better-than-expected volume growth and cost cutting initiatives to benefit the stock's valuation. Shares in another Brazilian company, bank Unibanco, continued to rise on solid consumer loan growth and robust asset quality. Shares in Swedish industrial conglomerate ABB gained on robust financial results with revenue, orders, and margins all positive. We continue to hold all three stocks. Additionally, the Fund's overweight (i.e. the Fund's sector position was greater than the benchmark position) allocation to the strongly-performing Materials sector and underweight (i.e. the Fund's sector position was less than the benchmark position) among lagging Financials stocks contributed positively to relative performance.

WHAT IS THE OUTLOOK?

We continue to focus our efforts on picking stocks one-at-a-time based on detailed fundamental research. At the end of the period, our stock-by-stock investment process resulted in greater-than-benchmark weights in Materials, Technology, and Industrials stocks and less-than-benchmark weights in Financials, Consumer Staples, and Health Care. Our largest absolute sector weights at period-end were in the Technology, Industrials, and Financials sectors.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                            12.2%
-------------------------------------------------------------------
Capital Goods                                               7.9
-------------------------------------------------------------------
Consumer Cyclical                                           7.8
-------------------------------------------------------------------
Consumer Staples                                            3.0
-------------------------------------------------------------------
Energy                                                      9.0
-------------------------------------------------------------------
Finance                                                    14.6
-------------------------------------------------------------------
Health Care                                                 6.8
-------------------------------------------------------------------
Services                                                    3.6
-------------------------------------------------------------------
Technology                                                 28.3
-------------------------------------------------------------------
Utilities                                                   2.3
-------------------------------------------------------------------
Short-Term Investments                                     10.0
-------------------------------------------------------------------
Other Assets & Liabilities                                 -5.5
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of April 30, 2007

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
Austria                                                     0.5%
-------------------------------------------------------------------
Brazil                                                      3.9
-------------------------------------------------------------------
Canada                                                      5.8
-------------------------------------------------------------------
China                                                       0.3
-------------------------------------------------------------------
France                                                      1.6
-------------------------------------------------------------------
Germany                                                     0.8
-------------------------------------------------------------------
India                                                       0.4
-------------------------------------------------------------------
Israel                                                      0.9
-------------------------------------------------------------------
Italy                                                       0.4
-------------------------------------------------------------------
Japan                                                       3.2
-------------------------------------------------------------------
Luxembourg                                                  0.1
-------------------------------------------------------------------
Russia                                                      1.4
-------------------------------------------------------------------
South Africa                                                0.7
-------------------------------------------------------------------
South Korea                                                 0.7
-------------------------------------------------------------------
Sweden                                                      0.5
-------------------------------------------------------------------
Switzerland                                                 3.4
-------------------------------------------------------------------
Taiwan                                                      1.0
-------------------------------------------------------------------
Turkey                                                      1.9
-------------------------------------------------------------------
United Kingdom                                              4.0
-------------------------------------------------------------------
United States                                              64.0
-------------------------------------------------------------------
Short-Term Investments                                     10.0
-------------------------------------------------------------------
Other Assets & Liabilities                                 -5.5
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Capital Appreciation II Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS GROWTH OF CAPITAL.

PERFORMANCE OVERVIEW(3) 4/29/05 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                CAPITAL APPRECIATION II FUND            RUSSELL 3000 INDEX
                                                                ----------------------------            ------------------
4/29/05                                                                     9450                              10000
                                                                            9450                              10000
                                                                            9809                              10379
                                                                           10008                              10451
7/05                                                                       10452                              10880
                                                                           10518                              10776
                                                                           10669                              10871
10/05                                                                      10461                              10667
                                                                           10890                              11082
                                                                           11225                              11092
1/06                                                                       11972                              11463
                                                                           11838                              11483
                                                                           12068                              11682
4/06                                                                       12460                              11808
                                                                           11972                              11430
                                                                           11857                              11450
7/06                                                                       11723                              11440
                                                                           11981                              11720
                                                                           12135                              11982
10/06                                                                      12575                              12413
                                                                           13069                              12683
                                                                           13206                              12835
1/07                                                                       13501                              13079
                                                                           13412                              12865
                                                                           13687                              12999
4/07                                                                       14236                              13518

    --- CAPITAL APPRECIATION II FUND     --- RUSSELL 3000 INDEX
        $9,450  starting value               $10,000 starting value
        $14,236 ending value                 $13,518 ending value

RUSSELL 3000 INDEX is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total capitalization.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

PORTFOLIO MANAGEMENT

DAVID R. FASSNACHT, CFA       MICHAEL T. CARMEN, CFA, CPA
Senior Vice President,        Senior Vice President, Partner
Partner
                              FRANK D. CATRICKES, CFA, CMT
JAMES N. MORDY                Senior Vice President, Partner
Senior Vice President,
Partner                       NICOLAS M. CHOUMENKOVITCH
                              Vice President
DAVID W. PALMER, CFA
Vice President                SAUL J. PANNELL, CFA
                              Senior Vice President, Partner


AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                     INCEPTION              SINCE
                       DATE      1 YEAR   INCEPTION
--------------------------------------------------------
Cap App II A#        4/29/2005   14.25%    22.71%
--------------------------------------------------------
Cap App II A##       4/29/2005    7.97%    19.29%
--------------------------------------------------------
Cap App II B#        4/29/2005   13.26%    21.75%
--------------------------------------------------------
Cap App II B##       4/29/2005    8.26%    20.51%
--------------------------------------------------------
Cap App II C#        4/29/2005   13.40%    21.88%
--------------------------------------------------------
Cap App II C##       4/29/2005   12.40%    21.88%
--------------------------------------------------------
Cap App II I#        4/29/2005   14.49%    22.83%
--------------------------------------------------------
Cap App II R3#       4/29/2005   14.26%    22.99%
--------------------------------------------------------
Cap App II R4#       4/29/2005   14.34%    23.03%
--------------------------------------------------------
Cap App II R5#       4/29/2005   14.49%    23.12%
--------------------------------------------------------
Cap App II Y#        4/29/2005   14.57%    23.16%
--------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class I shares commenced operations on 8/31/06. Performance prior to 8/31/06 reflects Class A performance less sales charge where applicable. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class Y performance.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, I, R3, R4, R5 and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Capital Appreciation Fund II returned 13.21%, before sales charge, for the six-month period ended April 30, 2007, outperforming its benchmark, the Russell 3000 Index, which returned 8.90% for the same period. The Fund also outperformed the 9.09% return of the average fund in the Lipper Multi-Cap Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

Equity markets ended broadly higher for the period, with the Russell 3000 Index rising in five out of six months. Every sector in the benchmark posted positive returns for the period, led by Materials (+19%), Utilities (+18%), and Energy (+14%). The laggards in this environment were Financials (+5%), Consumer Discretionary (+7%), and Technology (+7%). These positive returns took place against a mixed backdrop of relatively strong economic news and corporate earnings, continued weakness in the housing market, and geopolitical tensions in the Middle East.

The Fund's outperformance reflected strong stock selection across most economic sectors, particularly in Consumer Discretionary, Materials, and Consumer Staples. The largest relative (i.e. performance of the Fund as measured against the benchmark) and absolute (i.e. total return) contributor during the period was pharmaceutical concern Schering-Plough, whose shares rose on strong results and investor enthusiasm for the announced acquisition of Organon Biosciences. We expect the deal to be accretive (i.e. additive to earnings per share) with marketing and sales synergies, an attractive combined hospital franchise, and a #1 share in animal health. In Materials, Brazilian mining company Cia Vale do Rio Doce's (CVRD) shares rose as strong markets for iron ore and nickel supported higher earnings and guidance, while results from recently acquired nickel miner Inco are exceeding expectations. We anticipate better-than-expected volume growth and cost cutting initiatives to benefit the stock's valuation.

--------------------------------------------------------------------------------

Uranium mining company UrAsia Energy was acquired at a premium by competitor SXR, pushing its shares higher. Other contributors to positive relative and absolute results were uranium miner Cameco and Materials company Potash.

Stock selection was negative in only one sector during the period (Telecommunications Services). Stocks with the largest negative impact on relative performance included Capital One Financial, Nasdaq Stock Market, and TXU. Shares of credit card company Capital One fell following news that earnings were being negatively impacted by the company's recent acquisition of North Fork Bank. We maintain our position as we believe the company still has substantial franchise value and earnings power driven by its credit card and auto lending businesses. Our position in Nasdaq fell a result of the company's failed London Stock Exchange deal and renewed competitive pressure from BATS Trading's alternative trading platform. We believe Nasdaq's fundamentals remain strong and we maintain our position. Texas utility TXU saw its shares decline amid concerns about its earnings power over the next few years. Lower gas prices and environmental opposition to new coal plant development weighed on the stock, and we exited our position. Other notable detractors from absolute returns during the period were Motorola (Technology Hardware), US Airways (Transportation), and Nortel Networks (Technology Hardware). On balance sector allocation had a small positive impact on the Fund's performance, as the benefits of being overweight (i.e. the Fund's sector position was greater than the benchmark position) Materials and underweight (i.e. the Fund's sector position was less than the benchmark position) Financials were partially offset by our underweight in Utilities.

WHAT IS THE OUTLOOK?

Hartford Capital Appreciation II Fund is a multi-managed Fund organized into several 'sleeves', each of which is managed according to a specific approach. The Fund's managers pursue diverse and complementary investment strategies, with fundamental, bottom-up research as the foundation for portfolio construction. The Fund is not designed to exhibit an intentional style bias, as the investment opportunity set includes stocks from the full range of market capitalizations and investment styles.

We continue to focus our efforts on picking stocks one-at-a-time based on detailed fundamental research. At the end of the period, our stock-by-stock investment process resulted in greater-than-benchmark weights in Consumer Discretionary, Materials, and Technology stocks and less-than-benchmark weights in Financials, Consumer Staples, and Health Care. Our largest absolute sector weights at period-end were in the Technology, Consumer Discretionary, and Financials sectors.

James Averill, a portfolio manager of one of the sleeves of the Fund, has announced his intention to retire from Wellington Management Company effective June 30, 2007, and withdrew from active involvement in the Fund effective April 1, 2007.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                            12.0%
-------------------------------------------------------------------
Capital Goods                                               3.8
-------------------------------------------------------------------
Consumer Cyclical                                           7.8
-------------------------------------------------------------------
Consumer Staples                                            2.9
-------------------------------------------------------------------
Energy                                                      6.1
-------------------------------------------------------------------
Finance                                                    15.9
-------------------------------------------------------------------
Health Care                                                 9.0
-------------------------------------------------------------------
Services                                                    6.1
-------------------------------------------------------------------
Technology                                                 25.8
-------------------------------------------------------------------
Transportation                                              2.5
-------------------------------------------------------------------
Utilities                                                   1.6
-------------------------------------------------------------------
Short-Term Investments                                     11.8
-------------------------------------------------------------------
Other Assets & Liabilities                                 -5.3
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of April 30, 2007

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
Australia                                                   0.1%
-------------------------------------------------------------------
Austria                                                     0.2
-------------------------------------------------------------------
Brazil                                                      1.6
-------------------------------------------------------------------
Canada                                                      6.7
-------------------------------------------------------------------
China                                                       0.3
-------------------------------------------------------------------
Egypt                                                       0.4
-------------------------------------------------------------------
Finland                                                     0.6
-------------------------------------------------------------------
France                                                      2.8
-------------------------------------------------------------------
Germany                                                     1.1
-------------------------------------------------------------------
Hong Kong                                                   0.6
-------------------------------------------------------------------
Indonesia                                                   0.4
-------------------------------------------------------------------
Ireland                                                     0.5
-------------------------------------------------------------------
Israel                                                      0.1
-------------------------------------------------------------------
Italy                                                       1.1
-------------------------------------------------------------------
Japan                                                       2.0
-------------------------------------------------------------------
Luxembourg                                                  0.3
-------------------------------------------------------------------
Mexico                                                      0.2
-------------------------------------------------------------------
Netherlands                                                 1.8
-------------------------------------------------------------------
Norway                                                      0.3
-------------------------------------------------------------------
Russia                                                      1.0
-------------------------------------------------------------------
South Africa                                                0.5
-------------------------------------------------------------------
South Korea                                                 0.2
-------------------------------------------------------------------
Sweden                                                      0.7
-------------------------------------------------------------------
Switzerland                                                 2.0
-------------------------------------------------------------------
Turkey                                                      0.6
-------------------------------------------------------------------
United Kingdom                                              3.0
-------------------------------------------------------------------
United States                                              64.4
-------------------------------------------------------------------
Short-Term Investments                                     11.8
-------------------------------------------------------------------
Other Assets & Liabilities                                 -5.3
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Conservative Allocation Fund
(advised by Hartford Investment Financial Services, LLC)

INVESTMENT OBJECTIVE -- SEEKS CURRENT INCOME AND LONG-TERM CAPITAL APPRECIATION.

PERFORMANCE OVERVIEW(3) 5/28/04 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                          LEHMAN BROTHERS U.S.
                                             CONSERVATIVE ALLOCATION FUND         S&P 500 INDEX           AGGREGATE BOND INDEX
                                             ----------------------------         -------------           --------------------
5/28/04                                                  9450                         10000                       10000
                                                         9450                         10000                       10000
                                                         9573                         10194                       10057
                                                         9431                          9857                       10156
8/04                                                     9497                          9897                       10350
                                                         9606                         10004                       10378
                                                         9729                         10157                       10465
                                                         9900                         10567                       10382
12/04                                                   10087                         10927                       10477
                                                         9982                         10661                       10543
                                                        10068                         10885                       10481
                                                         9929                         10692                       10427
4/05                                                     9872                         10490                       10568
                                                        10054                         10823                       10682
                                                        10136                         10838                       10741
                                                        10271                         11241                       10643
8/05                                                    10348                         11139                       10779
                                                        10357                         11229                       10668
                                                        10212                         11042                       10584
                                                        10422                         11459                       10631
12/05                                                   10559                         11463                       10732
                                                        10806                         11766                       10732
                                                        10786                         11798                       10768
                                                        10823                         11945                       10662
4/06                                                    10922                         12105                       10643
                                                        10753                         11757                       10631
                                                        10730                         11773                       10654
                                                        10750                         11846                       10798
8/06                                                    10930                         12127                       10963
                                                        11027                         12439                       11060
                                                        11217                         12844                       11133
                                                        11411                         13088                       11262
12/06                                                   11452                         13272                       11197
                                                        11535                         13476                       11192
                                                        11556                         13213                       11365
                                                        11645                         13360                       11365
4/07                                                    11834                         13952                       11426

    --- CONSERVATIVE ALLOCATION    -- LEHMAN BROTHERS U.S. AGGREGATE  --- S&P 500 INDEX
        FUND                           BOND INDEX                         $10,000 starting value
        $9,450  starting value         $10,000 starting value             $13,952 ending value
        $11,834 ending value           $11,426 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Index and Commercial Mortgage-Backed Securities Index.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                             INCEPTION              SINCE
                               DATE      1 YEAR   INCEPTION
----------------------------------------------------------------
Conservative Allocation A#   5/28/2004   8.35%      8.00%
----------------------------------------------------------------
Conservative Allocation A##  5/28/2004   2.39%      5.93%
----------------------------------------------------------------
Conservative Allocation B#   5/28/2004   7.59%      7.32%
----------------------------------------------------------------
Conservative Allocation B##  5/28/2004   2.59%      6.41%
----------------------------------------------------------------
Conservative Allocation C#   5/28/2004   7.61%      7.29%
----------------------------------------------------------------
Conservative Allocation C##  5/28/2004   6.61%      7.29%
----------------------------------------------------------------
Conservative Allocation I#   5/28/2004   8.55%      8.07%
----------------------------------------------------------------
Conservative Allocation R3#  5/28/2004   8.12%      7.92%
----------------------------------------------------------------
Conservative Allocation R4#  5/28/2004   8.30%      7.98%
----------------------------------------------------------------
Conservative Allocation R5#  5/28/2004   8.38%      8.01%
----------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class I shares commenced operations on 8/31/06. Performance prior to 8/31/06 reflects Class A performance. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class A performance.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, I and R3, R4 and R5 shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

HUGH WHELAN
Senior Vice President

EDWARD C. CAPUTO
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Conservative Allocation Fund returned 5.50%, before sales charge, for the six months ended April 30, 2007, versus 4.69% for the Lipper Mixed-Asset Target Allocation Conservative Funds category, 2.64% for the Lehman Brothers U.S. Aggregate Bond Index, and 8.60% for the S&P 500 Index.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's structure allows for investment across all market capitalizations and styles, both within the U.S. and internationally. This diversification is designed to enhance the long-term return and risk characteristics of the Fund. Generally, the Fund's target asset allocation is set at approximately 40% equity and 60% fixed-income. The Fund's equity allocation is structured around five equity indexes. For the six month period, the MSCI EAFE Index (international equities) was up 15.68%; the Russell MidCap Index (U.S. mid cap equities) was up 12.24%; the Russell 1000 Value Index (U.S. large cap equities) was up 9.79%; the Russell 1000 Growth Index (U.S. large cap equities) was up 8.42%; and the Russell 2000 Index (U.S. small cap equities) was up 6.86%. The Fund benefited from its international and mid cap equity exposure, as well as its large cap value bias.

On the fixed income side, the yield curve steepened during the period, with the yield on the five year Treasury note decreasing five basis points to 4.51% and the yield on the 10-year Treasury note increasing two basis points to 4.62%. Within the major sectors of the Lehman Brothers U.S. Aggregate Bond Index, mortgage backed securities were the top performers, while U.S. Treasuries were the worst. The fixed income allocation is structured around six fixed income indices. For the six month period, the best performer was the Lehman Brothers High Yield Index (up 6.88%), followed by the CSFB Leveraged Loan Index (up 3.98%), Lehman Brothers U.S. Aggregate Bond Index (up 2.64%), Merrill Lynch 3-Month U.S. Treasury Bill Index (up 2.62%), Lehman Brothers 1-3 Year Government Index (up 2.34%), and Lehman U.S. TIPS (Treasury Inflation Protected Securities) Index (up 2.07%). Consequently, the Fund benefited from its allocation to high yield and floating rate notes, while the other asset classes underperformed the Fund's fixed income benchmark. The Fund's duration (i.e. sensitivity to changes in interest rates) is targeted to be less than the Lehman Brothers U.S. Aggregate Bond Index

--------------------------------------------------------------------------------

based on risk preferences of the Fund. For the period, short duration positioning detracted from overall performance.

Besides the asset allocation decision, the Fund's performance is also influenced by the performance of the underlying active fund mangers. In keeping with the Fund's long-term approach, we typically use cash flows to reallocate among the underlying funds. However, a hard rebalance (i.e. a fund rebalancing to move the underlying fund investments to their target allocation percentages) was performed in November to align the actual allocations with our targets.

WHAT IS THE OUTLOOK?

Economic data continues to suggest weaker growth ahead, a trend that began in the first quarter of the year. Additionally, the Federal Reserve concluded at its March meeting that business executives are pessimistic about sales growth, which poses a downside risk to the economy. Other risks going forward include the potential effects of the ongoing troubles within the housing sector as well as persistently high energy and food costs, which could sap consumer spending. Although business activity has been sluggish, strong consumption supports growth. And while recent CPI data suggests some moderation in core inflation, inflationary pressures remain elevated. Unless these pressures ease, we believe it is unlikely that the Federal Reserve will cut rates in the foreseeable future, as many are anticipating. While we do not feel that the economy is headed for a recession, our outlook for growth and interest rates is biased to the lower side.

COMPOSITION BY UNDERLYING FUND
as of April 30, 2007

                                                      PERCENTAGE OF
FUND NAME                                              NET ASSETS
-------------------------------------------------------------------
Hartford Capital Appreciation Fund, Class Y                12.8%
-------------------------------------------------------------------
Hartford Disciplined Equity Fund, Class Y                   4.0
-------------------------------------------------------------------
Hartford Equity Income Fund, Class Y                        8.9
-------------------------------------------------------------------
Hartford Floating Rate Fund, Class Y                        6.8
-------------------------------------------------------------------
Hartford Global Leaders Fund, Class Y                       3.9
-------------------------------------------------------------------
Hartford Income Fund, Class Y                              11.9
-------------------------------------------------------------------
Hartford Inflation Plus Fund, Class Y                       9.6
-------------------------------------------------------------------
Hartford International Opportunities Fund, Class Y          2.2
-------------------------------------------------------------------
Hartford International Small Company Fund, Class Y          1.3
-------------------------------------------------------------------
Hartford Select Small Cap Value Fund, Class Y               2.7
-------------------------------------------------------------------
Hartford Short Duration Fund, Class Y                      16.1
-------------------------------------------------------------------
Hartford Small Company Fund, Class Y                        3.0
-------------------------------------------------------------------
Hartford Total Return Bond Fund, Class Y                   16.3
-------------------------------------------------------------------
Other Assets & Liabilities                                  0.5
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Disciplined Equity Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS GROWTH OF CAPITAL.


PERFORMANCE OVERVIEW(3) 4/30/98 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                  DISCIPLINED EQUITY FUND                 S&P 500 INDEX
                                                                  -----------------------                 -------------
4/30/98                                                                     9450                              10000
                                                                            9242                               9828
                                                                            9592                              10227
                                                                            9592                              10119
                                                                            8269                               8656
                                                                            8829                               9210
                                                                            9625                               9959
                                                                           10156                              10562
                                                                           10847                              11170
                                                                           11198                              11637
                                                                           10790                              11275
                                                                           11311                              11726
4/99                                                                       11652                              12181
                                                                           11416                              11893
                                                                           12145                              12552
                                                                           11889                              12161
                                                                           11719                              12100
                                                                           11368                              11769
                                                                           11861                              12513
                                                                           12177                              12768
                                                                           13104                              13519
                                                                           12359                              12840
                                                                           12330                              12597
                                                                           13648                              13829
4/00                                                                       13104                              13413
                                                                           12779                              13138
                                                                           13249                              13462
                                                                           13143                              13251
                                                                           14028                              14074
                                                                           13181                              13331
                                                                           13123                              13275
                                                                           12073                              12229
                                                                           12254                              12289
                                                                           12855                              12724
                                                                           11813                              11565
                                                                           11172                              10833
4/01                                                                       12073                              11673
                                                                           12174                              11752
                                                                           11923                              11466
                                                                           11663                              11353
                                                                           10971                              10643
                                                                           10059                               9784
                                                                           10380                               9971
                                                                           11111                              10736
                                                                           11212                              10830
                                                                           10951                              10672
                                                                           10631                              10466
                                                                           11021                              10860
4/02                                                                       10250                              10202
                                                                           10150                              10127
                                                                            9298                               9406
                                                                            8657                               8673
                                                                            8707                               8730
                                                                            7755                               7782
                                                                            8446                               8466
                                                                            8897                               8963
                                                                            8396                               8437
                                                                            8116                               8217
                                                                            7985                               8094
                                                                            8036                               8172
4/03                                                                        8657                               8845
                                                                            9128                               9310
                                                                            9208                               9429
                                                                            9328                               9596
                                                                            9538                               9783
                                                                            9538                               9679
                                                                           10100                              10226
                                                                           10250                              10316
                                                                           10777                              10856
                                                                           10937                              11056
                                                                           11058                              11209
                                                                           10887                              11040
4/04                                                                       10737                              10867
                                                                           10727                              11016
                                                                           10968                              11230
                                                                           10526                              10858
                                                                           10516                              10902
                                                                           10627                              11020
                                                                           10697                              11188
                                                                           11158                              11641
                                                                           11611                              12037
                                                                           11388                              11744
                                                                           11611                              11991
                                                                           11388                              11778
4/05                                                                       11187                              11555
                                                                           11590                              11922
                                                                           11722                              11940
                                                                           12146                              12383
                                                                           12115                              12270
                                                                           12237                              12370
                                                                           11893                              12163
                                                                           12338                              12623
                                                                           12315                              12627
                                                                           12618                              12962
                                                                           12608                              12997
                                                                           12730                              13159
4/06                                                                       12851                              13335
                                                                           12487                              12952
                                                                           12497                              12969
                                                                           12507                              13049
                                                                           12780                              13359
                                                                           13032                              13703
                                                                           13336                              14149
                                                                           13559                              14418
                                                                           13770                              14620
                                                                           13984                              14845
                                                                           13607                              14555
                                                                           13984                              14718
4/07                                                                       14606                              15369

    --- DISCIPLINED EQUITY FUND                --- S&P 500 INDEX
        $9,450  starting value                     $10,000 starting value
        $14,606 ending value                       $15,369 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                     INCEPTION                       SINCE
                       DATE      1 YEAR   5 YEAR   INCEPTION
-----------------------------------------------------------------
Disciplined Eqy A#   4/30/1998   13.65%   7.34%      4.95%
-----------------------------------------------------------------
Disciplined Eqy A##  4/30/1998    7.40%   6.13%      4.30%
-----------------------------------------------------------------
Disciplined Eqy B#   4/30/1998   12.83%   6.57%      NA*
-----------------------------------------------------------------
Disciplined Eqy B##  4/30/1998    7.83%   6.26%      NA*
-----------------------------------------------------------------
Disciplined Eqy C#   4/30/1998   12.85%   6.58%      4.24%
-----------------------------------------------------------------
Disciplined Eqy C##  4/30/1998   11.85%   6.58%      4.24%
-----------------------------------------------------------------
Disciplined Eqy R3#  4/30/1998   13.84%   7.81%      5.45%
-----------------------------------------------------------------
Disciplined Eqy R4#  4/30/1998   14.00%   7.84%      5.47%
-----------------------------------------------------------------
Disciplined Eqy R5#  4/30/1998   14.15%   7.87%      5.48%
-----------------------------------------------------------------
Disciplined Eqy Y#   4/30/1998   14.23%   7.89%      5.49%
-----------------------------------------------------------------

  # Without sales charge
 ## With sales charge
 NA Not Applicable
  * Inception returns are not applicable for Classes B because after 8 years Class B converts to Class A.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class Y performance.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, R3, R4, R5 and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGEMENT

JAMES A. RULLO, CFA
Senior Vice President, Partner

MAMMEN CHALLY, CFA
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Disciplined Equity Fund returned 9.52%, before sales charge, for the six-month period ended April 30, 2007, outperforming its benchmark, the S&P 500 Index, which returned 8.60% for the same period. The Fund also outperformed the 8.25% return of the average fund in the Lipper Large-Cap Core Funds peer group, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

Amid concerns of rising gas prices, a softening job market and a continued housing slump, equity markets delivered strong returns during the six month period. The S&P 500 Index was up 8.60% for the period and showed broad-based strength, posting positive results in all ten sectors. Sector results were led by Utilities, Materials, and Energy. Consumer Discretionary, Financials and Information Technology all posted robust returns but lagged the general market.

The Fund's outperformance versus the S&P 500 Index was driven by stock selection. The Fund benefited from positive selection relative (i.e. performance of the Fund as measured against the benchmark) to the benchmark in the Health Care, Consumer Discretionary and Consumer Staples sectors. Top relative contributors to the Fund included MEMC Electronic Materials, Schering-Plough and Goodyear Tire & Rubber. MEMC, a company that produces wafers for the semiconductor industry and silicon products for solar panels, saw its stock soar during the period. The company is benefiting from the current shortage in the polysilicon market and strong growth in solar demand which are translating into elevated polysilicon prices and record margins. Shares in pharmaceutical company Schering-Plough rose on strong results and investor enthusiasm for the announced acquisition of Organon Biosciences. We expect the deal to be accretive (i.e. increase earnings per share) with marketing and sales synergies, an attractive combined hospital franchise, and a #1 share in animal health. Shares of Goodyear Tire rose during the period, carried by the company's decision to sell its Engineered Products business to a private equity firm. Investors were also pleased by other cost-

--------------------------------------------------------------------------------

cutting initiatives including plant closures and product reassignments. Other stocks that contributed positively to absolute (i.e. total return) returns included AT&T and ConocoPhillips.

Stock selection within Industrials and Financials detracted from returns. Stocks that detracted most from relative performance include Motorola, Office Depot and Bank of America. Motorola stumbled during the period as it depended too heavily on the continued success of their record-breaking RAZR line of phones. Profit margins dropped dramatically as management cut pricing in order to spur sales. We chose to exit the position given our belief that earnings will continue to fall throughout 2007. Despite a rise in fourth-quarter earnings, shares of office supplier Office Depot fell as the company reported disappointing same-store sales and results from their delivery business disappointed. Longer-term, the company is well positioned but we exited our position as we see better value elsewhere. Shares of Bank of America declined as subprime market woes weighed heavily on lenders. We continue to hold the stock as the low risk profile, cheap valuation and ability to grow earnings in a tough environment makes this an attractive holding. Additional stocks that detracted from the Fund's absolute performance included pharmaceutical company Amgen and software company Symantec.

WHAT IS THE OUTLOOK?

The Fund focuses on stock selection as the key driver of returns and uses quantitative portfolio construction techniques to build a portfolio insulated from some factors that may cause serious under-performance versus the benchmark. These factors, which include a growth or value orientation, large cash positions, overexposure to small or large cap stocks and excessive sector bets, are closely scrutinized and monitored for their impact on overall portfolio risk. The majority of Fund risk is expected to come from stock selection decisions.

As a result of our bottom-up stock selection process, at the end of the period the Fund was overweight (i.e. the Fund's sector position was greater than the benchmark position) the Health Care, Consumer Discretionary, Telecommunications and Energy sectors and underweight (i.e. the Fund's sector position was less than the benchmark position) the Industrials, Consumer Staples, Materials, and Utilities sectors.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             4.1%
-------------------------------------------------------------------
Capital Goods                                               5.1
-------------------------------------------------------------------
Consumer Cyclical                                           8.9
-------------------------------------------------------------------
Consumer Staples                                            2.0
-------------------------------------------------------------------
Energy                                                     11.1
-------------------------------------------------------------------
Finance                                                    25.6
-------------------------------------------------------------------
Health Care                                                12.3
-------------------------------------------------------------------
Services                                                    5.2
-------------------------------------------------------------------
Technology                                                 22.7
-------------------------------------------------------------------
Transportation                                              0.2
-------------------------------------------------------------------
Utilities                                                   2.5
-------------------------------------------------------------------
Short-Term Investments                                      7.4
-------------------------------------------------------------------
Other Assets & Liabilities                                 -7.1
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Dividend and Growth Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS A HIGH LEVEL OF CURRENT
INCOME CONSISTENT WITH GROWTH OF CAPITAL.


PERFORMANCE OVERVIEW(3) 4/30/97 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                DIVIDEND AND GROWTH FUND          S&P 500 INDEX         RUSSELL 1000 VALUE INDEX
                                                ------------------------          -------------         ------------------------
4/30/97                                                    9450                       10000                       10000
                                                          10060                       10608                       10559
                                                          10602                       11083                       11012
                                                          11214                       11965                       11840
                                                          10680                       11295                       11418
                                                          11310                       11913                       12108
                                                          10971                       11516                       11770
                                                          11491                       12048                       12290
                                                          11724                       12255                       12649
                                                          11875                       12391                       12470
                                                          12377                       13284                       13310
                                                          13028                       13963                       14124
4/98                                                      12956                       14104                       14218
                                                          12741                       13862                       14007
                                                          12874                       14424                       14187
                                                          12778                       14271                       13937
                                                          11144                       12208                       11863
                                                          11842                       12990                       12543
                                                          12680                       14045                       13515
                                                          13058                       14896                       14145
                                                          13420                       15754                       14626
                                                          13291                       16413                       14743
                                                          13089                       15903                       14535
                                                          13412                       16539                       14836
4/99                                                      14237                       17179                       16221
                                                          13873                       16774                       16043
                                                          14340                       17704                       16509
                                                          13894                       17152                       16025
                                                          13537                       17066                       15431
                                                          13178                       16599                       14891
                                                          13935                       17649                       15749
                                                          13857                       18008                       15625
                                                          14034                       19068                       15701
                                                          13468                       18110                       15189
                                                          12710                       17767                       14060
                                                          14108                       19504                       15776
4/00                                                      13933                       18918                       15592
                                                          14225                       18529                       15756
                                                          13779                       18986                       15036
                                                          13779                       18690                       15225
                                                          14560                       19850                       16072
                                                          14698                       18802                       16219
                                                          14985                       18722                       16617
                                                          14690                       17247                       16001
                                                          15442                       17332                       16802
                                                          15204                       17947                       16867
                                                          15062                       16311                       16398
                                                          14578                       15278                       15818
4/01                                                      15322                       16464                       16594
                                                          15579                       16574                       16967
                                                          15178                       16172                       16591
                                                          15276                       16012                       16555
                                                          14788                       15011                       15892
                                                          13825                       13799                       14774
                                                          13834                       14063                       14646
                                                          14581                       15141                       15498
                                                          14736                       15275                       15863
                                                          14773                       15052                       15741
                                                          14999                       14762                       15766
                                                          15398                       15317                       16512
4/02                                                      14762                       14389                       15946
                                                          14898                       14283                       16026
                                                          14117                       13266                       15105
                                                          13025                       12233                       13701
                                                          12934                       12312                       13805
                                                          11530                       10975                       12270
                                                          12377                       11940                       13179
                                                          13207                       12642                       14009
                                                          12646                       11900                       13401
                                                          12216                       11589                       13076
                                                          11961                       11415                       12728
                                                          11935                       11526                       12749
4/03                                                      12805                       12475                       13871
                                                          13619                       13131                       14766
                                                          13735                       13299                       14951
                                                          13863                       13534                       15173
                                                          14166                       13797                       15410
                                                          13995                       13651                       15260
                                                          14657                       14422                       16193
                                                          14924                       14549                       16413
                                                          15891                       15312                       17425
                                                          15937                       15593                       17731
                                                          16222                       15809                       18111
                                                          16019                       15571                       17953
4/04                                                      15862                       15327                       17514
                                                          15871                       15537                       17693
                                                          16274                       15839                       18111
                                                          15904                       15315                       17855
                                                          16042                       15376                       18109
                                                          16318                       15542                       18390
                                                          16494                       15780                       18696
                                                          17196                       16418                       19641
                                                          17799                       16977                       20299
                                                          17357                       16563                       19938
                                                          17978                       16911                       20599
                                                          17617                       16612                       20317
4/05                                                      17240                       16297                       19953
                                                          17542                       16815                       20433
                                                          17623                       16839                       20657
                                                          18238                       17465                       21254
                                                          18238                       17306                       21162
                                                          18560                       17446                       21459
                                                          18123                       17155                       20914
                                                          18676                       17803                       21602
                                                          18763                       17810                       21731
                                                          19417                       18281                       22575
                                                          19318                       18331                       22712
                                                          19623                       18559                       23020
4/06                                                      20129                       18808                       23605
                                                          19701                       18267                       23009
                                                          19724                       18291                       23156
                                                          20074                       18404                       23719
                                                          20433                       18841                       24116
                                                          20798                       19327                       24596
                                                          21499                       19956                       25402
                                                          21995                       20335                       25981
                                                          22433                       20620                       26565
                                                          22658                       20937                       26904
                                                          22315                       20528                       26485
                                                          22682                       20758                       26894
4/07                                                      23702                       21677                       27888

    --- DIVIDEND AND GROWTH     --- S&P 500 INDEX            -- RUSSELL 1000 VALUE INDEX
        FUND                        $10,000 starting value       $10,000 starting value
        $9,450  starting value      $21,677 ending value         $27,888 ending value
        $23,702 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                  INCEPTION     1        5        10       SINCE
                    DATE       YEAR     YEAR     YEAR    INCEPTION
-----------------------------------------------------------------------
Div & Growth A#   7/22/1996   17.75%    9.93%    9.63%    10.91%
-----------------------------------------------------------------------
Div & Growth A##  7/22/1996   11.27%    8.69%    9.01%    10.33%
-----------------------------------------------------------------------
Div & Growth B#   7/22/1996   16.76%    9.05%    NA*       NA*
-----------------------------------------------------------------------
Div & Growth B##  7/22/1996   11.76%    8.76%    NA*       NA*
-----------------------------------------------------------------------
Div & Growth C#   7/22/1996   16.85%    9.17%    8.87%    10.15%
-----------------------------------------------------------------------
Div & Growth C##  7/22/1996   15.85%    9.17%    8.87%    10.15%
-----------------------------------------------------------------------
Div & Growth I#   7/22/1996   17.94%    9.96%    9.64%    10.93%
-----------------------------------------------------------------------
Div & Growth R3#  7/22/1996   17.85%   10.41%   10.13%    11.42%
-----------------------------------------------------------------------
Div & Growth R4#  7/22/1996   17.99%   10.43%   10.14%    11.43%
-----------------------------------------------------------------------
Div & Growth R5#  7/22/1996   18.13%   10.46%   10.15%    11.44%
-----------------------------------------------------------------------
Div & Growth Y#   7/22/1996   18.20%   10.47%   10.16%    11.45%
-----------------------------------------------------------------------

 # Without sales charge
## With sales charge
NA Not Applicable
 * 10 year and inception returns are not applicable for Class B because after 8 years Class B converts to Class A.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable. Class I shares commenced operations on 8/31/06. Performance prior to 8/31/06 reflects Class A performance. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class Y performance.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, I, R3, R4, R5 and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGER

EDWARD P. BOUSA, CFA
Senior Vice President, Partner
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Dividend and Growth Fund returned 10.25%, before sales charge, for the six-month period ended April 30, 2007, outperforming its benchmark, the S&P 500 Index, which returned 8.60% for the same period. The Fund also outperformed the 9.32% return of the average fund in the Lipper Equity Income Funds peer group, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

Overall equity market performance was strong for the period. Large cap equities (+8.6%) outpaced small cap stocks (+6.9%) but underperformed mid caps (+12.0%) as represented by the S&P 500, Russell 2000, and S&P 400 MidCap indices respectively. Additionally, value-oriented stocks continued to dominate growth-oriented stocks. During the six month period, Utilities (+18.1%) and Materials (+16.0%) were clear leaders within the broad market, as represented by the S&P 500 Index, while Consumer Discretionary (+5.2%) and Financials (+5.7) were the weakest sectors in comparison. The Fund's outperformance relative to the S&P 500 Index was due to both positive stock selection and good sector allocation. Particularly strong stock selection in the Health Care sector drove relative outperformance but was modestly offset by weaker security selection in the Energy sector. Additionally, our overweight (i.e. the Fund's sector position was greater than the benchmark position) allocation to Energy and Materials contributed positively to benchmark relative i.e. (performance of the Fund as measured against the benchmark) performance.

The Fund's top three contributors to absolute performance over the period were Schering-Plough (Health Care), AT&T (Telecom-

--------------------------------------------------------------------------------

munication Services) and Chevron (Energy). In addition, on a benchmark relative basis, Deere & Co (Industrials) and Cia Vale do Rio Doce (CVRD) (Materials) were significant contributors to performance. Schering-Plough's shares benefited from a strong drug pipeline where the company has three "fast track" designated programs for FDA approval. AT&T continues to benefit from both its integration with BellSouth and from a more consolidated Telecommunication Services industry, which in our opinion is showing signs of stabilization and even growth prospects. Chevron's shares continue to benefit from higher energy prices and Deere's shares continue to climb as the company realizes growing agriculture equipment sales. Brazilian mining company Cia Vale do Rio Doce's shares rose as strong markets for iron ore and nickel supported higher earnings and guidance. In addition, results from recently acquired Inco exceeded the market's expectations. At the end of the period, we held our positions in these stocks. Detractors from performance included Motorola (Information Technology), Bank of America (Financials) and Wal-Mart (Consumer Discretionary). Motorola's shares fell on concerns of their product line as the RAZR matures and as competitors gain traction in the cell phone market. We eliminated our position in Motorola during the period. Bank of America's shares weakened following management's report that net fee income was lower than expected, driven mainly by softness in credit cards. Wal-Mart's shares fell due to weakening same store sales that resulted from a Holiday shift and colder than average temperatures. The Fund's relative performance was also negatively impacted by owning Warner Music (Consumer Discretionary), whose shares declined on news that its digital music sales would not offset the rapid decline in physical music sales. We eliminated our position during the period.

WHAT IS THE OUTLOOK?

Our discipline is focused on identifying industries where supply/demand remains favorable. We remain overweight Energy, as global demand remains strong and supply is constrained on a slowdown in spending as well as Iran-related issues. Also, we continue to see favorable supply/demand characteristics in the agriculture markets. The housing sector was weak during the first quarter. We have increased our focus on some of the out-of-favor names but have not acted as yet. Based on these views and our bottom-up stock selection, at the end of the period, relative to the S&P 500 Index, the Fund was overweight Energy, Materials, Consumer Staples, Utilities, Telecommunication Services, and Industrials and underweight Information Technology, Financials, Consumer Discretionary, and Health Care.


DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             7.6%
-------------------------------------------------------------------
Capital Goods                                               4.7
-------------------------------------------------------------------
Consumer Cyclical                                           7.9
-------------------------------------------------------------------
Consumer Staples                                            6.6
-------------------------------------------------------------------
Energy                                                     15.6
-------------------------------------------------------------------
Finance                                                    16.2
-------------------------------------------------------------------
Health Care                                                10.0
-------------------------------------------------------------------
Services                                                    7.0
-------------------------------------------------------------------
Technology                                                 15.5
-------------------------------------------------------------------
Transportation                                              0.5
-------------------------------------------------------------------
Utilities                                                   5.4
-------------------------------------------------------------------
Short-Term Investments                                     16.7
-------------------------------------------------------------------
Other Assets & Liabilities                                -13.7
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Equity Growth Allocation Fund
(formerly The Hartford Aggressive Growth Allocation Fund)
(advised by Hartford Investment Financial Services, LLC)

INVESTMENT OBJECTIVE -- SEEKS LONG-TERM CAPITAL
APPRECIATION.

PERFORMANCE OVERVIEW(3) 5/28/04 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                               EQUITY GROWTH ALLOCATION FUND              S&P 500 INDEX
                                                               -----------------------------              -------------
5/28/04                                                                     9450                              10000
                                                                            9450                              10000
                                                                            9705                              10194
                                                                            9318                               9857
8/04                                                                        9280                               9897
                                                                            9592                              10004
                                                                            9809                              10157
                                                                           10291                              10567
12/04                                                                      10669                              10927
                                                                           10357                              10661
                                                                           10565                              10885
                                                                           10328                              10692
4/05                                                                       10073                              10490
                                                                           10442                              10823
                                                                           10612                              10838
                                                                           11029                              11241
8/05                                                                       11038                              11139
                                                                           11162                              11229
                                                                           10849                              11042
                                                                           11329                              11459
12/05                                                                      11536                              11463
                                                                           12127                              11766
                                                                           12041                              11798
                                                                           12280                              11945
4/06                                                                       12538                              12105
                                                                           11984                              11757
                                                                           11918                              11773
                                                                           11755                              11846
8/06                                                                       12013                              12127
                                                                           12185                              12439
                                                                           12605                              12844
                                                                           12984                              13088
12/06                                                                      13195                              13272
                                                                           13414                              13476
                                                                           13225                              13213
                                                                           13483                              13360
4/07                                                                       13949                              13952

    --- EQUITY GROWTH ALLOCATION FUND          --- S&P 500 INDEX
        $9,450  starting value                     $10,000 starting value
        $13,949 ending value                       $13,952 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.


The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                                   INCEPTION              SINCE
                                     DATE      1 YEAR   INCEPTION
----------------------------------------------------------------------
Equity Growth Allocation A#        5/28/2004   11.25%    14.25%
----------------------------------------------------------------------

Equity Growth Allocation A##       5/28/2004    5.13%    12.06%
----------------------------------------------------------------------

Equity Growth Allocation B#        5/28/2004   10.54%    13.49%
----------------------------------------------------------------------

Equity Growth Allocation B##       5/28/2004    5.54%    12.68%
----------------------------------------------------------------------

Equity Growth Allocation C#        5/28/2004   10.47%    13.47%
----------------------------------------------------------------------

Equity Growth Allocation C##       5/28/2004    9.47%    13.47%
----------------------------------------------------------------------

Equity Growth Allocation I#        5/28/2004   11.46%    14.32%
----------------------------------------------------------------------

Equity Growth Allocation R3#       5/28/2004   11.09%    14.19%
----------------------------------------------------------------------

Equity Growth Allocation R4#       5/28/2004   11.25%    14.25%
----------------------------------------------------------------------

Equity Growth Allocation R5#       5/28/2004   11.41%    14.30%
----------------------------------------------------------------------


 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class I shares commenced operations on 8/31/06. Performance prior to 8/31/06 reflects Class A performance. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class A performance.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, I, R3, R4 and R5 shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

HUGH WHELAN
Senior Vice President

EDWARD C. CAPUTO
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Equity Allocation Fund returned 10.66%, before sales charge, for the six months ended April 30, 2007, versus 8.60% for the S&P 500 Index, and 9.25% for the Lipper Multi-Cap Core Funds category, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's structure allows for investment across all market capitalizations and styles, both within the U.S. and internationally. This diversification is designed to enhance the long-term return and risk characteristics of the Fund. The Fund's equity allocation is structured around five equity indexes. For the six month period, the MSCI EAFE Index (international equities) was up 15.68%; the Russell MidCap Index (U.S. mid cap equities) was up 12.24%; the Russell 1000 Value Index (U.S. large cap equities) was up 9.79%; the Russell 1000 Growth Index (U.S. large cap equities) was up 8.42%; and the Russell 2000 Index (U.S. small cap equities) was up 6.86%. The Fund benefited from its international and mid cap equity exposure, as well as its large cap value bias.

Besides the asset allocation decision, the Fund's performance is also influenced by the performance of the underlying active fund mangers. In keeping with the Fund's long-term approach, we typically use cash flows to reallocate among the underlying funds. However, a hard rebalance (i.e. a fund rebalancing to move the underlying fund investments to their target allocation percentages) was performed in November to align the actual allocations with our targets.

WHAT IS THE OUTLOOK?

Economic data continues to suggest weaker growth ahead, a trend that began in the first quarter of the year. Additionally, the Federal Reserve concluded at its March meeting that business executives are pessimistic about sales growth, which poses a downside risk to the economy. Other risks going forward include the potential effects of the ongoing troubles within the housing sector as well as

--------------------------------------------------------------------------------

persistently high energy and food costs, which could sap consumer spending. Although business activity has been sluggish, strong consumption supports growth. And while recent CPI data suggests some moderation in core inflation, inflationary pressures remain elevated. Unless these pressures ease, we believe it is unlikely that the Federal Reserve will cut rates in the foreseeable future, as many are anticipating. While we do not feel that the economy is headed for a recession, our outlook for growth and interest rates is biased to the lower side. We will continue to seek outperformance by focusing on our disciplined long-term approach of asset allocation.

COMPOSITION BY UNDERLYING FUND
as of April 30, 2007

                                                      PERCENTAGE OF
FUND NAME                                              NET ASSETS
-------------------------------------------------------------------
Hartford Capital Appreciation Fund, Class Y                23.6%
-------------------------------------------------------------------
Hartford Disciplined Equity Fund, Class Y                   8.5
-------------------------------------------------------------------
Hartford Equity Income Fund, Class Y                        4.8
-------------------------------------------------------------------
Hartford Global Leaders Fund, Class Y                       7.2
-------------------------------------------------------------------
Hartford Growth Opportunities Fund, Class Y                 6.5
-------------------------------------------------------------------
Hartford International Opportunities Fund, Class Y          6.2
-------------------------------------------------------------------
Hartford International Small Company Fund, Class Y          6.3
-------------------------------------------------------------------
Hartford Select MidCap Value Fund, Class Y                  1.9
-------------------------------------------------------------------
Hartford Select Small Cap Value Fund, Class Y               7.0
-------------------------------------------------------------------
Hartford Small Company Fund, Class Y                        8.7
-------------------------------------------------------------------
Hartford Value Fund, Class Y                               19.3
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Equity Income Fund

(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS A HIGH LEVEL OF CURRENT
INCOME CONSISTENT WITH GROWTH OF CAPITAL.

PERFORMANCE OVERVIEW(3) 8/28/03 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                     EQUITY INCOME FUND              RUSSELL 1000 VALUE INDEX
                                                                     ------------------              ------------------------
8/28/03                                                                     9450                              10000
                                                                            9450                              10063
                                                                            9403                               9965
                                                                            9800                              10575
                                                                            9944                              10718
                                                                           10613                              11379
                                                                           10546                              11579
                                                                           10736                              11827
                                                                           10623                              11723
4/04                                                                       10432                              11437
                                                                           10470                              11553
                                                                           10633                              11826
                                                                           10422                              11660
                                                                           10642                              11826
                                                                           10764                              12009
                                                                           10860                              12209
                                                                           11287                              12826
                                                                           11623                              13255
                                                                           11458                              13020
                                                                           11904                              13452
                                                                           11607                              13267
4/05                                                                       11568                              13029
                                                                           11617                              13343
                                                                           11678                              13489
                                                                           12012                              13879
                                                                           11982                              13819
                                                                           12174                              14013
                                                                           11918                              13657
                                                                           12179                              14106
                                                                           12201                              14190
                                                                           12540                              14742
                                                                           12739                              14832
                                                                           12754                              15032
4/06                                                                       13244                              15414
                                                                           12954                              15025
                                                                           13042                              15121
                                                                           13394                              15489
                                                                           13595                              15748
                                                                           13802                              16062
                                                                           14146                              16588
                                                                           14333                              16966
                                                                           14718                              17347
                                                                           14866                              17569
                                                                           14729                              17295
                                                                           15047                              17562
4/07                                                                       15598                              18211

    --- EQUITY INCOME FUND                     --- RUSSELL 1000 VALUE INDEX
        $9,450  starting value                     $10,000 starting value
        $15,598 ending value                       $18,211 ending value

RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

PORTFOLIO MANAGER

JOHN R. RYAN, CFA
Senior Vice President, Partner

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                   INCEPTION              SINCE
                     DATE      1 YEAR   INCEPTION
------------------------------------------------------
Equity Income A#   8/28/2003   17.78%    14.62%
------------------------------------------------------
Equity Income A##  8/28/2003   11.30%    12.86%
------------------------------------------------------
Equity Income B#   8/28/2003   16.79%    13.67%
------------------------------------------------------
Equity Income B##  8/28/2003   11.79%    13.09%
------------------------------------------------------
Equity Income C#   8/28/2003   16.90%    13.81%
------------------------------------------------------
Equity Income C##  8/28/2003   15.90%    13.81%
------------------------------------------------------
Equity Income I#   8/28/2003   17.88%    14.64%
------------------------------------------------------
Equity Income R3#  8/28/2003   17.91%    15.09%
------------------------------------------------------
Equity Income R4#  8/28/2003   17.99%    15.12%
------------------------------------------------------
Equity Income R5#  8/28/2003   18.16%    15.16%
------------------------------------------------------
Equity Income Y#   8/28/2003   18.24%    15.18%
------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class I shares commenced operations on 8/31/06. Performance prior to 8/31/06 reflects Class A performance. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class Y performance.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, I, R3, R4, R5 and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Equity Income Fund returned 10.27%, before sales charge, for the six-month period ended April 30, 2007, outperforming its benchmark, the Russell 1000 Value Index, which returned 9.79% for the same period. The Fund also outperformed the 9.32% return of the average fund in the Lipper Equity Income Funds peer group, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

During the period, U.S. equities posted strong positive returns supporting the Fund's positive returns. Continuing the trend of the last seven years, value-oriented stocks outperformed growth-oriented stocks, measured by the Russell 1000 Value Index (9.79%) versus the Russell 1000 Growth Index (8.42%). All ten broad industry sectors of the Fund's Russell 1000 Value Index benchmark posted positive returns, with Utilities (19.64%) and Materials (18.65%) leading the way. In a reversal of prior trends, large cap stocks outperformed small cap stocks and underperformed mid cap stocks. The Russell 2000 Small Cap Index returned (6.86%), compared to the S&P 500 Index return of (8.60%) and the S&P 400 Mid Cap Index return of (11.98%).

The primary driver of the Fund's relative (i.e. performance of the Fund as measured against the benchmark) outperformance during the period was favorable sector allocation. In particular, we were overweight (i.e. the Fund's sector position was greater than the benchmark position) Utilities, Materials, and Industrials and underweight (i.e. the Fund's sector position was less than the benchmark position) Financials. Overall stock selection was mixed, with the strongest contributions in Health Care, Utilities and Consumer Staples.

The three largest absolute (i.e. total return) contributors to performance were FPL Group (Utilities), AT&T (Telecommunication Services) and Exxon Mobil (Energy). In addition, on a relative basis, Baxter International (Health Care) and Exelon Corporation (Utilities) were also significant contributors. FPL is one of the largest integrated utilities in the US. The stock benefited from better than expected results at FPL Energy and increasing valuations for unregulated assets. AT&T's shares benefited from its much anticipated merger with BellSouth. Exxon Mobil's shares climbed due to high demand for energy and higher prices. Baxter reported better than expected earnings reflecting significant margin expansion and strong pricing in their plasma business. Exelon continues to perform strongly as we near conclusion on the Illinois power auction. We owned these stocks at the end of the period.

The three largest benchmark relative detractors owned in the portfolio were Bank of America (Financials), US Bancorp (Financials) and Halliburton (Energy). Bank of America's shares weakened following management's report that net fee income was

--------------------------------------------------------------------------------

lower than expected, driven mainly by softness in credit cards. US Bancorp's shares declined over concerns about lower loan growth due to a slowing economy, as well as heightened concerns about exposure to sub prime loans. We eliminated Halliburton due to a drilling slowdown in the Rockies and Canada resulting from spending declines by exploration companies.

WHAT IS THE OUTLOOK?

While global economic growth appears to be on track, there clearly has been a deceleration in the U.S. We continue to anticipate 2-3% domestic GDP growth, with global growth above 3% and global profit growth in the single digits. Overall, the inflation picture is mixed, as the recovery in oil prices and increases in grain prices predict increased pressure on inflation and interest rates. The biggest negative in the economy is housing, which was overbuilt and clearly is correcting. However, we consider physical statistics such as freight volumes and airline passenger figures as more useful gauges of the overall health of the economy, and so far these measures point toward steady but slowing growth.

Recently, the market has punished caution and rewarded risk, but we may be entering a period where risk is more efficiently priced. We are positioned for continued global growth, but have taken cyclical exposure off the table on the margin by buying consumer staples companies and selling more economically sensitive names.

At the end of the period, relative to the Russell 1000 Value Index, the Fund was overweight Industrials, Utilities, Consumer Staples, Materials, Health Care and Telecommunications Services and underweight Consumer Discretionary, Financials, Energy and Information Technology.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             7.9%
-------------------------------------------------------------------
Capital Goods                                               6.9
-------------------------------------------------------------------
Consumer Cyclical                                           2.5
-------------------------------------------------------------------
Consumer Staples                                            7.1
-------------------------------------------------------------------
Energy                                                     11.2
-------------------------------------------------------------------
Finance                                                    28.8
-------------------------------------------------------------------
Health Care                                                 8.4
-------------------------------------------------------------------
Services                                                    1.9
-------------------------------------------------------------------
Technology                                                 12.1
-------------------------------------------------------------------
Utilities                                                  10.9
-------------------------------------------------------------------
Short-Term Investments                                      6.8
-------------------------------------------------------------------
Other Assets & Liabilities                                 -4.5
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Floating Rate Fund
(subadvised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS A HIGH LEVEL OF CURRENT
INCOME.

PERFORMANCE OVERVIEW(3) 4/29/05 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                     FLOATING RATE FUND             CSFB LEVERAGED LOAN INDEX
                                                                     ------------------             -------------------------
4/29/05                                                                     9700                              10000
                                                                            9681                              10008
                                                                            9799                              10075
                                                                            9869                              10154
8/05                                                                        9960                              10225
                                                                            9984                              10273
                                                                            9997                              10306
                                                                           10042                              10340
12/05                                                                      10100                              10391
                                                                           10159                              10460
                                                                           10230                              10533
                                                                           10292                              10611
4/06                                                                       10354                              10662
                                                                           10377                              10703
                                                                           10402                              10747
                                                                           10457                              10803
8/06                                                                       10536                              10877
                                                                           10583                              10936
                                                                           10654                              11010
                                                                           10714                              11069
12/06                                                                      10774                              11154
                                                                           10878                              11248
                                                                           10956                              11331
                                                                           10997                              11386
4/07                                                                       11057                              11448

    --- FLOATING RATE FUND                 --- CSFB LEVERAGED LOAN INDEX
        $9,700  starting value                 $10,000 starting value
        $11,057 ending value                   $11,448 ending value

CSFB LEVERAGED LOAN INDEX is designed to mirror the investable universe of the $U.S.-denominated leveraged loan market.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.


AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                   INCEPTION              SINCE
                     DATE      1 YEAR   INCEPTION
------------------------------------------------------
Floating Rate A#    1/1/2005   6.78%      6.75%
------------------------------------------------------
Floating Rate A##   1/1/2005   3.58%      5.14%
------------------------------------------------------
Floating Rate B#    1/1/2005   5.92%      5.90%
------------------------------------------------------
Floating Rate B##   1/1/2005   0.92%      4.48%
------------------------------------------------------
Floating Rate C#    1/1/2005   6.00%      5.96%
------------------------------------------------------
Floating Rate C##   1/1/2005   5.00%      5.96%
------------------------------------------------------
Floating Rate I#    1/1/2005   7.06%      6.89%
------------------------------------------------------
Floating Rate R3#   1/1/2005   6.88%      6.90%
------------------------------------------------------
Floating Rate R4#   1/1/2005   6.97%      6.95%
------------------------------------------------------
Floating Rate R5#   1/1/2005   7.15%      7.04%
------------------------------------------------------
Floating Rate Y#    1/1/2005   7.10%      7.01%
------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class I shares commenced operations on 8/31/06. Performance prior to 8/31/06 reflects Class A performance. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class Y performance.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, I, R3, R4, R5 and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

MICHAEL BACEVICH
Managing Director

JOHN CONNOR
Senior Vice President, Credit Research Analyst

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Floating Rate Fund returned 3.78%, before sales charge, for the six-month period ended April 30, 2007, versus its benchmark, the CSFB Leveraged Loan Index, which returned 3.99%, and the 3.74% average return of the Lipper Loan Participation Funds category, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

As the Fund continued its recent pace of strong growth during the period, we were active buyers of newly issued leveraged bank loans and floating rate high yield bonds. Specifically, we participated in several "landmark" financings during the period, including transactions for Freeport-McMoran Copper and Gold Inc., Charter Communications, Celanese Corporation, Univision, Reader's Digest, and Equity Office Properties, as well as numerous smaller deals. The Freeport deal, which included $11 billion of bank loans, was the second largest such transaction ever completed, and we participated in both bank loan and floating rate note offerings for the company; both positions have benefited Fund performance. We also executed a large volume of secondary loan and bond trades in order to grow several core positions, while also pruning some of our relatively weaker holdings in the building products and technology sectors.

During the period we moderately increased our high yield bond exposure, which is comprised of both floating rate notes and short duration, fixed rate holdings. Our high yield purchases were generally accretive (i.e. additive) to portfolio value.

The portfolio's sector weights are generally in line with those of the CSFB Leveraged Loan Index, with the exceptions of a slight overweight (i.e. the Fund's sector position was greater than the benchmark position) position in the Media/Telecom sectors reflecting our very positive outlook for cable and broadcasting, and moderately underweight (i.e. the Fund's sector position was less than the benchmark position) positions in both the Information Technology and Metals/Minerals sectors, reflecting our more cautious approach to these industries. On an issuer basis, the overall diversification of the portfolio increased; at the end of the period, there was only one position representing greater than 1% of Fund assets. There were no new loan/bond defaults in the quarter.

--------------------------------------------------------------------------------

WHAT IS THE OUTLOOK?

We remain positive on the floating rate asset class in general. We believe that floating rates (e.g. LIBOR) are likely to remain generally flat well into, if not through all of the second half of 2007, and that relatively benign economic conditions in the U.S. and Europe will enhance the overall stability of both the primary and secondary loan markets. The bank loan and high yield bond markets have continued to be extremely liquid and have retained a positive tone towards new issues and secondary trading levels. We also anticipate that the major challenges that have recently arisen in U.S. credit markets (e.g. sub-prime lending and other real estate-related issues) will have relatively minor impact on our portfolio, and that the Fund's defensive orientation and strong diversification will position it well for most scenarios going forward.

Going forward, a key challenge for us will be to avoid, or at least minimize, potential credit problems associated with very aggressive transactions in the bank loan market. Specifically, we continue to see numerous deals that contain relatively little standard financial covenant protection, have excessive leverage, or are in volatile or weakening industries such as auto and technology. Consequently, we are turning down an increasing number of new issue loan opportunities that fail to meet our standards. As always, we remain focused on maintaining the solid credit quality of the Fund via extensive due diligence of new opportunities, active secondary trading, and portfolio diversification.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                            13.6%
-------------------------------------------------------------------
Capital Goods                                               2.7
-------------------------------------------------------------------
Consumer Cyclical                                          13.2
-------------------------------------------------------------------
Consumer Staples                                            4.5
-------------------------------------------------------------------
Energy                                                      1.8
-------------------------------------------------------------------
Finance                                                     9.1
-------------------------------------------------------------------
Health Care                                                10.3
-------------------------------------------------------------------
Services                                                   23.4
-------------------------------------------------------------------
Technology                                                 15.4
-------------------------------------------------------------------
Transportation                                              3.1
-------------------------------------------------------------------
Utilities                                                   3.2
-------------------------------------------------------------------
Short-Term Investments                                      4.8
-------------------------------------------------------------------
Other Assets & Liabilities                                 -5.1
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Fundamental Growth Fund (formerly The Hartford Focus Fund) (subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS LONG-TERM CAPITAL APPRECIATION.


PERFORMANCE OVERVIEW(2) 5/24/01 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                 FUNDAMENTAL EQUITY FUND          S&P 500 INDEX         RUSSELL 1000 VALUE INDEX
                                                 -----------------------          -------------         ------------------------
5/24/2001                                                  9450                       10000                       10000
                                                           9441                        9715                        9853
                                                           9185                        9479                        9625
                                                           8996                        9386                        9384
                                                           8770                        8799                        8617
                                                           8014                        8088                        7756
                                                           8335                        8243                        8163
                                                           9129                        8875                        8948
                                                           9526                        8953                        8931
                                                           9176                        8823                        8773
                                                           9072                        8652                        8409
                                                           9299                        8978                        8700
4/02                                                       8439                        8434                        7990
                                                           8222                        8372                        7796
                                                           7513                        7776                        7075
                                                           7125                        7170                        6686
                                                           7088                        7217                        6706
                                                           6275                        6433                        6011
                                                           6917                        6998                        6562
                                                           7626                        7410                        6918
                                                           7106                        6975                        6441
                                                           6927                        6793                        6284
                                                           6719                        6691                        6255
                                                           6738                        6756                        6372
4/03                                                       7229                        7312                        6843
                                                           7664                        7697                        7184
                                                           7721                        7795                        7283
                                                           8042                        7933                        7465
                                                           8108                        8087                        7650
                                                           7919                        8002                        7568
                                                           8448                        8454                        7993
                                                           8514                        8528                        8077
                                                           9034                        8975                        8356
                                                           9091                        9140                        8527
                                                           9110                        9267                        8581
                                                           8892                        9127                        8422
4/04                                                       8703                        8984                        8324
                                                           8807                        9107                        8479
                                                           9063                        9284                        8585
                                                           8855                        8977                        8100
                                                           8826                        9013                        8060
                                                           8789                        9110                        8137
                                                           8637                        9249                        8264
                                                           8996                        9624                        8548
                                                           9246                        9951                        8883
                                                           9029                        9708                        8587
                                                           9218                        9913                        8678
                                                           8887                        9737                        8520
4/05                                                       8849                        9553                        8358
                                                           9209                        9856                        8762
                                                           9190                        9870                        8730
                                                           9662                       10237                        9156
                                                           9643                       10144                        9039
                                                           9785                       10226                        9080
                                                           9700                       10056                        8992
                                                          10069                       10435                        9380
                                                          10121                       10439                        9350
                                                          10312                       10716                        9515
                                                          10207                       10745                        9500
                                                          10283                       10878                        9640
4/06                                                      10417                       11024                        9627
                                                          10122                       10707                        9300
                                                           9846                       10722                        9264
                                                           9684                       10788                        9087
                                                           9998                       11044                        9371
                                                          10217                       11328                        9628
                                                          10484                       11697                        9967
                                                          10912                       11919                       10164
                                                          11055                       12086                       10199
                                                          11207                       12272                       10461
                                                          11017                       12033                       10264
                                                          11007                       12167                       10320
4/07                                                      11464                       12706                       10806

    --- FUNDAMENTAL GROWTH FUND   --- S&P 500 INDEX           -- RUSSELL 1000 GROWTH INDEX
        $9,450  starting value        $10,000 starting value     $10,000 starting value
        $11,464 ending value          $12,706 ending value       $10,806 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.


AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

           INCEPTION                       SINCE
             DATE      1 YEAR   5 YEAR   INCEPTION
-------------------------------------------------------
Focus A#   5/24/2001   10.05%   6.31%      3.31%
-------------------------------------------------------
Focus A##  5/24/2001    3.99%   5.12%      2.33%
-------------------------------------------------------
Focus B#   5/24/2001    9.31%   5.55%      2.56%
-------------------------------------------------------
Focus B##  5/24/2001    4.31%   5.22%      2.41%
-------------------------------------------------------
Focus C#   5/24/2001    9.21%   5.55%      2.56%
-------------------------------------------------------
Focus C##  5/24/2001    8.21%   5.55%      2.56%
-------------------------------------------------------
Focus Y#   5/24/2001   10.52%   6.78%      3.77%
-------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGER

FRANCIS J. BOGGAN, CFA
Senior Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Fundamental Growth Fund returned 9.35%, before sales charge, for the six-month period ended April 30, 2007, versus the returns of 8.60% for the S&P 500 Index and 8.42% for the Russell 1000 Growth Index. The Fund also outperformed the 8.25% return of the average fund in the Lipper Large Cap Core Funds peer group, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

Amid concerns of rising gas prices, a softening job market and a continued housing slump, equity markets posted strong returns during the six month period. The benchmark showed broad based strength, posting positive results in all ten sectors. Sector results were led by Utilities, Materials, and Energy. Consumer Discretionary, Information Technology, and Consumer Staples all posted robust returns but lagged the broader market.

The Fund outperformed during the period due to strong stock selection across several sectors including Health Care, Information Technology and Materials. Sector allocation, a result of bottom-up stock selection, also played a major role as the Fund's overweight (i.e. the Fund's sector position was greater than the benchmark position) position to strongly performing Energy and Utilities contributed positively to benchmark relative (i.e. performance of the Fund as measured against the benchmark) returns.

The three largest contributors to relative performance were First Data, Cia Vale do Rio Doce (CVRD), and EMC. Electronic payment service provider First Data's stock appreciated during the period as it was the target of a leveraged buyout bid from Kohlberg Kravis Roberts (KKR). We eliminated the stock on strong performance. The stock of Brazilian mining company CVRD continued to rise during the period, bolstered by commodity prices. Additionally, implementation of the company's strategy to integrate its Inco acquisition should generate synergies for the company. We continue to view the company as well-positioned in iron ore and nickel, which should drive strong fundamentals over the next few years. Shares of information storage provider EMC rose as it announced stronger-than-expected profits and surging sales. The company has benefited from its expensive push to grow offerings with a string of acquisitions

--------------------------------------------------------------------------------

during recent years. International growth has also contributed to results. We continue to view the company favorably but have trimmed our position on strong performance. Other stocks that contributed to positive absolute (i.e. total return) performance included Deere, Citigroup and Cameco.

Stock selection within the Financials, Energy and Consumer Staples sectors hurt relative performance. Top detractors from relative performance included Circuit City, United Parcel Service and Countrywide Financial. Shares of Circuit City tumbled after the consumer electronics retailer posted disappointing third-quarter results. Circuit City has been a turnaround story selling at very depressed valuations and they have struggled executing its turnaround plan consistently. Slowing U.S. industrial production has weighed on shares of United Parcel Service, but we still have confidence in the longer term story. Countrywide, the large U.S. residential mortgage lender saw shares decline as it announced that mortgage delinquencies and foreclosures are at, or near, multi-year highs, raising concerns about the impact of the weakening sub-prime mortgage market on the company's earnings. We sold our position in all three stocks. Stocks that detracted from performance on an absolute basis included MUFG, Akamai Technologies, and E-Trade.

WHAT IS THE OUTLOOK?

On April 1, 2007, The Hartford Focus Fund changed its name to The Hartford Fundamental Growth Fund and Francis J. Boggan, CFA took over as portfolio manager. At that time, the Fund's investment strategy was modified to invest in a more diversified portfolio of large-cap stocks with a focus on high quality growth companies. The Fund will generally hold between 50-80 names. As a result, the Russell 1000 Growth Index has been added as a benchmark of the Fund. Steven
T. Irons, CFA and Peter I. Higgins, CFA will no longer serve as portfolio managers of the Fund.

At end of the period, the Fund's bottom-up investment approach resulted in overweights in Information Technology, Telecommunication Services and Materials and underweight (i.e. the Fund's sector position was less than the benchmark position)s in Industrials and Consumer Staples.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             5.1%
-------------------------------------------------------------------
Capital Goods                                               4.2
-------------------------------------------------------------------
Consumer Cyclical                                          10.2
-------------------------------------------------------------------
Consumer Staples                                            3.0
-------------------------------------------------------------------
Energy                                                      4.3
-------------------------------------------------------------------
Finance                                                    13.9
-------------------------------------------------------------------
Health Care                                                13.7
-------------------------------------------------------------------
Services                                                    6.3
-------------------------------------------------------------------
Technology                                                 34.7
-------------------------------------------------------------------
Utilities                                                   1.5
-------------------------------------------------------------------
Short-Term Investments                                     15.6
-------------------------------------------------------------------
Other Assets & Liabilities                                -12.5
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Global Communications Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS LONG-TERM CAPITAL APPRECIATION.


PERFORMANCE OVERVIEW(2) 10/31/00 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                             MSCI AC WORLD
                                                GLOBAL COMMUNICATIONS                                 TELECOMMUNICATIONS SERVICES
                                                        FUND                    S&P 500 INDEX                    INDEX
                                                ---------------------           -------------         ---------------------------
10/31/00                                                9450                        10000                        10000
                                                        7314                         9212                         8625
                                                        7399                         9257                         8405
                                                        8883                         9586                         9230
                                                        7069                         8712                         7800
                                                        5982                         8161                         7361
4/01                                                    6492                         8794                         7922
                                                        5963                         8853                         7312
                                                        5689                         8638                         6831
                                                        5585                         8553                         6911
                                                        4791                         8018                         6173
                                                        4564                         7370                         6248
                                                        4319                         7511                         6020
                                                        4564                         8087                         6306
                                                        4697                         8158                         6343
                                                        4101                         8039                         5775
                                                        3600                         7884                         5513
                                                        3733                         8181                         5585
4/02                                                    3317                         7685                         4976
                                                        3326                         7628                         5009
                                                        2882                         7085                         4489
                                                        2731                         6533                         4254
                                                        2882                         6576                         4250
                                                        2504                         5862                         3594
                                                        3062                         6377                         4411
                                                        3393                         6752                         4883
                                                        3241                         6356                         4594
                                                        3156                         6190                         4493
                                                        3137                         6097                         4261
                                                        3081                         6156                         4208
4/03                                                    3383                         6662                         4713
                                                        3667                         7013                         5055
                                                        3865                         7103                         5098
                                                        3875                         7228                         4978
                                                        3988                         7369                         4964
                                                        4064                         7291                         4994
                                                        4413                         7703                         5234
                                                        4564                         7770                         5413
                                                        5018                         8178                         5855
                                                        5160                         8328                         6052
                                                        5160                         8444                         6096
                                                        5160                         8316                         5968
4/04                                                    4961                         8186                         5868
                                                        4905                         8298                         5717
                                                        5084                         8459                         5824
                                                        4923                         8179                         5792
                                                        4668                         8212                         5848
                                                        4791                         8301                         6000
                                                        5179                         8428                         6285
                                                        5963                         8769                         6751
                                                        6194                         9067                         7014
                                                        5956                         8846                         6718
                                                        6184                         9032                         6828
                                                        5794                         8872                         6656
4/05                                                    5613                         8704                         6537
                                                        5784                         8981                         6520
                                                        6203                         8994                         6585
                                                        6775                         9328                         6882
                                                        6746                         9243                         6871
                                                        7004                         9318                         6917
                                                        6785                         9162                         6733
                                                        7004                         9508                         6665
                                                        7090                         9512                         6669
                                                        7273                         9764                         6799
                                                        7399                         9790                         6831
                                                        7534                         9912                         7058
4/06                                                    7727                        10045                         7319
                                                        7012                         9756                         7118
                                                        6800                         9769                         7147
                                                        6761                         9829                         7339
                                                        6915                        10063                         7501
                                                        7157                        10322                         7823
                                                        7775                        10658                         8348
                                                        8242                        10861                         8581
                                                        8666                        11013                         8950
                                                        8764                        11182                         9174
                                                        8440                        10964                         9137
                                                        8499                        11086                         9311
4/07                                                    8951                        11577                         9684

    --- GLOBAL COMMUNICATIONS FUND            --- MSCI AC WORLD TELECOMMUNICATIONS
        $9,450 starting value                     SERVICES INDEX
        $8,951 ending value                       $10,000 starting value
                                                  $9,684  ending value
    -- S&P 500 INDEX
        $10,000 starting value
        $11,577 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

MSCI AC (ALL COUNTRY) WORLD TELECOMMUNICATIONS SERVICES INDEX is a free float-adjusted market capitalization index which measures the performance of companies within the telecommunications sector across both developed and emerging market countries. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                 INCEPTION                        SINCE
                    DATE      1 YEAR   5 YEAR   INCEPTION
--------------------------------------------------------------
Global Comm A#   10/31/2000   15.84%   21.95%    -0.83%
--------------------------------------------------------------
Global Comm A##  10/31/2000    9.47%   20.58%    -1.69%
--------------------------------------------------------------
Global Comm B#   10/31/2000   15.18%   21.10%    -1.49%
--------------------------------------------------------------
Global Comm B##  10/31/2000   10.18%   20.91%    -1.49%
--------------------------------------------------------------
Global Comm C#   10/31/2000   15.07%   21.03%    -1.53%
--------------------------------------------------------------
Global Comm C##  10/31/2000   14.07%   21.03%    -1.53%
--------------------------------------------------------------
Global Comm Y#   10/31/2000   16.48%   22.50%    -0.36%
--------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGEMENT TEAM

ARCHANA BASI, CFA
Vice President, Global Industry Analyst

DAVID NINCIC, CFA
Vice President, Global Industry Analyst

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Global Communications Fund returned 15.12%, before sales charge, for the six-month period ended April 30, 2007, underperforming its benchmark, the MSCI AC World Telecommunication Services Index, which returned 15.86% for the same period. The Fund outperformed the 12.51% return of the average fund in the Lipper Telecommunications Funds peer group, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

Telecommunication Services stocks performed well during the period, outpacing the broader market as represented by the S&P 500 Index (+8.6%) and the MSCI AC World Telecommunication Services Index (+12.1%).

The Fund's strong absolute (i.e. total return) performance was primarily due to holdings within Wireless Telecommunications Services and Diversified Telecommunications Services. However, non-benchmark positions in the Communications Equipment and Software industries detracted from relative (i.e. performance of the Fund as measured against the benchmark) performance. At the regional level, allocation decisions were positive as the Fund benefited from an overweight (i.e. the Fund's sector position was greater than the benchmark position) to Emerging Markets. Strong security selection within Emerging Markets and Europe (ex UK) was more than offset by weaker selection in North America.

Stocks that detracted from relative and absolute performance included Nortel Networks, Syniverse Holdings and Sprint Nextel. Nortel Network's shares fell on the back of a reduction of the company's first quarter expectations, a delay in filing the annual report, and former company officers being charged by the Securities and Exchange Commission. Shares in Syniverse, a provider of technology services to wireless telecommunications companies, fell on disappointing fourth quarter results and 2007 outlook. Shares of Sprint Nextel fell after the company reported continued weak results. We eliminated the stock as we lost

--------------------------------------------------------------------------------

confidence in the merger synergies and management's ability to control its cost structure. Additionally, non-benchmark holding NeuStar was a top relative detractor due to investor concerns about a contract renegotiation that resulted in lower rates. We held Nortel Networks, Syniverse and NeuStar at the end of the period.

Top contributors to relative and absolute performance during the period included Leap Wireless, MTN Group, Mobile Telesystems and Vimpel Communications. Leap Wireless, an American wireless carrier, enjoyed strong subscriber growth in its subprime niche. Shares in MTN Group, a large Africa-based mobile phone operator, were up as the company continued to realize strong subscriber additions which drove rapid revenue and earnings growth. In Russia, both Mobile Telesystems and Vimpel Communication reported strong results and increased average revenues per user (ARPU) due to seasonally higher roaming revenues, higher minutes of use, pricing stability and ruble-based tariffs. We held all four stocks at the end of the period.

WHAT IS THE OUTLOOK?

We remain optimistic on the performance of telecom stocks. Within the wireline sector, we continue to prefer stocks outside of North America. While many international wireline carriers face access line declines and voice substitution to wireless, these same carriers often have wireless operations that are performing well, resulting in solid revenue growth. For the wireless sector, we continue to be bullish on the Emerging Markets. We are particularly enthusiastic about Russia, and the Fund holds large positions in Vimpel Communications and Mobile Telesystems.

We have also become enthusiastic about the wireline telecom equipment sector. This is a sector that the portfolio has historically avoided, but we believe that equipment spending will improve as carriers upgrade their networks from circuit-switched technology to IP (Internet Protocol) standards.

While the telecom industry is highly competitive, we believe that there are many attractive opportunities. We believe that the Fund can continue to find underpriced stocks of companies with improving business fundamentals -- improvements that have yet to be appreciated by the market. Often, these companies are not well known among global investors, but we frequently find the best opportunities in stocks unfamiliar to the investment community. Stock selection continues to focus on companies with solid business fundamentals, which consensus opinion has misperceived as being weak.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Communications Equipment Manufacturing                      4.7%
-------------------------------------------------------------------
Electrical Equipment Manufacturing -- Component
  Other                                                     0.7
-------------------------------------------------------------------
Entertainment -- Cable & Other Subscription
  Programming                                               0.1
-------------------------------------------------------------------
Internet Providers & Web Search Portals                     1.4
-------------------------------------------------------------------
Other Telecommunications                                   31.2
-------------------------------------------------------------------
Telecommunication Resellers                                 0.0
-------------------------------------------------------------------
Wired Telecommunications Carriers                           6.1
-------------------------------------------------------------------
Wireless Communications Services                           20.2
-------------------------------------------------------------------
Wireless Telecommunications Carriers                       30.1
-------------------------------------------------------------------
Short-Term Investments                                     18.1
-------------------------------------------------------------------
Other Assets & Liabilities                                -12.6
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of April 30, 2007

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
Brazil                                                      9.9%
-------------------------------------------------------------------
Canada                                                      8.6
-------------------------------------------------------------------
China                                                       1.9
-------------------------------------------------------------------
Egypt                                                       2.8
-------------------------------------------------------------------
France                                                      7.1
-------------------------------------------------------------------
Indonesia                                                   2.8
-------------------------------------------------------------------
Israel                                                      3.1
-------------------------------------------------------------------
Italy                                                       0.3
-------------------------------------------------------------------
Luxembourg                                                  6.1
-------------------------------------------------------------------
Morocco                                                     0.0
-------------------------------------------------------------------
Norway                                                      5.1
-------------------------------------------------------------------
Russia                                                     11.5
-------------------------------------------------------------------
South Africa                                                6.0
-------------------------------------------------------------------
Spain                                                       4.2
-------------------------------------------------------------------
Turkey                                                      4.7
-------------------------------------------------------------------
United States                                              20.4
-------------------------------------------------------------------
Short-Term Investments                                     18.1
-------------------------------------------------------------------
Other Assets & Liabilities                                -12.6
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Global Financial Services Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS LONG-TERM CAPITAL APPRECIATION.


PERFORMANCE OVERVIEW(2) 10/31/00 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                              GLOBAL FINANCIAL SERVICES   MSCI FINANCE EX REAL ESTATE
                                                        FUND                         INDEX                    S&P 500 INDEX
                                              -------------------------   ---------------------------         -------------
10/31/00                                                 9450                        10000                        10000
                                                         9091                         9618                         9212
                                                        10036                        10358                         9257
                                                         9856                        10361                         9586
                                                         9630                         9685                         8712
                                                         9289                         9114                         8161
4/01                                                     9715                         9501                         8794
                                                         9941                         9447                         8853
                                                         9989                         9364                         8638
                                                         9885                         9166                         8553
                                                         9715                         9066                         8018
                                                         8836                         8104                         7370
                                                         8855                         8117                         7511
                                                         9100                         8533                         8087
                                                         9384                         8630                         8158
                                                         8949                         8330                         8039
                                                         8921                         8183                         7884
                                                         9403                         8772                         8181
4/02                                                     9431                         8799                         7685
                                                         9299                         8911                         7628
                                                         8987                         8423                         7085
                                                         8080                         7630                         6533
                                                         8070                         7728                         6576
                                                         7135                         6668                         5862
                                                         7588                         7314                         6377
                                                         8004                         7672                         6752
                                                         7566                         7225                         6356
                                                         7206                         6988                         6190
                                                         7025                         6841                         6097
                                                         6987                         6711                         6156
4/03                                                     7718                         7651                         6662
                                                         8098                         8072                         7013
                                                         8184                         8233                         7103
                                                         8459                         8609                         7228
                                                         8430                         8518                         7369
                                                         8582                         8730                         7291
                                                         9218                         9425                         7703
                                                         9256                         9508                         7770
                                                         9831                        10097                         8178
                                                        10023                        10330                         8328
                                                        10281                        10564                         8444
                                                        10243                        10532                         8316
4/04                                                     9803                        10162                         8186
                                                         9831                        10238                         8298
                                                         9927                        10348                         8459
                                                         9477                        10035                         8179
                                                         9717                        10293                         8212
                                                         9784                        10403                         8301
                                                         9994                        10686                         8428
                                                        10434                        11230                         8769
                                                        10951                        11808                         9067
                                                        10680                        11530                         8846
                                                        10768                        11742                         9032
                                                        10477                        11409                         8872
4/05                                                    10400                        11218                         8704
                                                        10525                        11348                         8981
                                                        10738                        11519                         8994
                                                        10961                        11790                         9328
                                                        10884                        11822                         9243
                                                        11194                        12227                         9318
                                                        11232                        12296                         9162
                                                        11794                        12859                         9508
                                                        11998                        13204                         9512
                                                        12496                        13694                         9764
                                                        12633                        14035                         9790
                                                        12760                        14201                         9912
4/06                                                    13337                        14808                        10045
                                                        12819                        14197                         9756
                                                        12702                        14154                         9769
                                                        12731                        14352                         9829
                                                        13181                        14783                        10063
                                                        13356                        15093                        10322
                                                        13689                        15531                        10658
                                                        13901                        15717                        10861
                                                        14371                        16236                        11013
                                                        14570                        16248                        11182
                                                        14266                        16020                        10964
                                                        14360                        16100                        11086
4/07                                                    14905                        16921                        11577

    --- GLOBAL FINANCIAL SERVICES FUND         --- MSCI FINANCE EX-REAL ESTATE INDEX
        $9,450  starting value                     $10,000 starting value
        $14,905 ending value                       $16,921 ending value

    -- S&P 500 INDEX
        $10,000 starting value
        $11,577 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

MSCI FINANCE EX-REAL ESTATE INDEX is a cap-weighted index that measures the performance of financial stocks from around the world. This index excludes real estate.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                    INCEPTION                        SINCE
                       DATE      1 YEAR   5 YEAR   INCEPTION
-----------------------------------------------------------------
Global Fin Ser A#   10/31/2000   11.76%    9.58%     7.26%
-----------------------------------------------------------------
Global Fin Ser A##  10/31/2000    5.61%    8.35%     6.33%
-----------------------------------------------------------------
Global Fin Ser B#   10/31/2000   11.03%    8.84%     6.52%
-----------------------------------------------------------------
Global Fin Ser B##  10/31/2000    6.03%    8.55%     6.52%
-----------------------------------------------------------------
Global Fin Ser C#   10/31/2000   10.85%    8.79%     6.48%
-----------------------------------------------------------------
Global Fin Ser C##  10/31/2000    9.85%    8.79%     6.48%
-----------------------------------------------------------------
Global Fin Ser Y#   10/31/2000   12.23%   10.08%     7.74%
-----------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGEMENT TEAM

MARK T. LYNCH, CFA
Senior Vice President, Partner,
Global Industry Analyst

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The class A shares of The Hartford Global Financial Services Fund returned 8.88%, before sales charge, for the six-month period ended April 30, 2007, underperforming its benchmark, the MSCI Finance ex-Real Estate Index, which returned 9.57% for the same period. The Fund outperformed the 5.67% return of the average fund in the Lipper Financial Services Funds peer group, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

Financial stocks have performed well over the last six months. The Capital Markets and Insurance industries led the group, with Consumer Finance and Thrifts & Mortgage Finance lagging.

Holdings within Capital Markets contributed most to relative (i.e. performance of the Fund as measured against the benchmark) performance due to strong security selection and an overweight (i.e. the Fund's sector position was greater than the benchmark position) position in this top performing industry. Stock selection was also strong among Diversified Financial Services and Commercial Banks; however, these gains were partially offset by weaker selection within the Thrifts & Mortgage Finance and Consumer Finance industries.

UK Thrifts & Mortgage Finance holdings Kensington Group and Paragon Group were among the top detractors to relative and absolute (i.e. total return) performance during the period. Shares in Kensington Group, an independent specialist lender, fell on the back of rising interest rates from the Bank of England. Similarly, Paragon Group shares declined as the market views the company's apartment loans as unusually sensitive to interest rates. Consumer Finance company Capital One also detracted from relative and absolute performance; the stock fell after reporting a weak first quarter due to disappointing results from the recently completed North Fork Bank acquisition. The Fund did not own strong performer ABN-AMRO during the period, which detracted from relative performance. We held Kensington Group, Paragon Group and Capital One at the end of the period.

--------------------------------------------------------------------------------

Top contributors to relative and absolute performance included Julius Baer, Hong Kong Exchanges and UniCredito Italiano. Julius Baer shares rose as the company saw strong performance and flows in its U.S. asset management business as well as from strength in the private banking sector. Hong Kong Exchanges shares benefited from the proliferation of Chinese IPOs and increased activity on the stock exchange and the futures exchange during the period; we eliminated the stock on strength. UniCredito Italiano shares benefited from cost savings from the 2005 acquisition of Munich-based HVB and good secular growth on the consumer side. Additionally, the Fund did not own poor performing Commercial Bank stocks MUFG and Mizuho Financial Group, which contributed positively to benchmark relative performance. We held onto Julius Baer and UniCredito Italiano at the end of the period.

WHAT IS THE OUTLOOK?

We continue to focus on stocks with low P/Es (i.e. price/earnings ratios), opportunistically look for special situations, and avoid companies that are lacking strong customer franchises. We are increasingly bearish on US banks as a result of increased competition for loans and deposits. In addition, loan quality is deteriorating, with sub-prime mortgages and construction lending leading the way. We favor select megabanks such as Bank of America and Citigroup, which are well diversified and continue to have favorable valuations. At the end of the period, we were overweight the Capital Markets and Thrifts & Mortgage Finance industries and underweight (i.e. the Fund's sector position was less than the benchmark position) Commercial Banks.


DIVERSIFICATION BY COUNTRY
as of April 30, 2007

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
Australia                                                   2.2%
-------------------------------------------------------------------
Brazil                                                      1.2
-------------------------------------------------------------------
Canada                                                      5.2
-------------------------------------------------------------------
France                                                      1.5
-------------------------------------------------------------------
Germany                                                     4.1
-------------------------------------------------------------------
Italy                                                       6.8
-------------------------------------------------------------------
Liechtenstein                                               1.1
-------------------------------------------------------------------
Netherlands                                                 6.0
-------------------------------------------------------------------
Norway                                                      0.9
-------------------------------------------------------------------
Switzerland                                                13.7
-------------------------------------------------------------------
United Kingdom                                             13.4
-------------------------------------------------------------------
United States                                              40.1
-------------------------------------------------------------------
Short-Term Investments                                      3.9
-------------------------------------------------------------------
Other Assets & Liabilities                                 -0.1
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Agencies, Brokerages, Other Insurance Activities            8.0
-------------------------------------------------------------------
Commercial Banking                                          9.5
-------------------------------------------------------------------
Consumer Lending                                            1.5
-------------------------------------------------------------------
Depository Credit Banking                                  26.2
-------------------------------------------------------------------
Insurance Carriers                                         18.4
-------------------------------------------------------------------
International Trade Financing (Foreign Banks)              16.8
-------------------------------------------------------------------
Nondepository Credit Banking                                2.7
-------------------------------------------------------------------
Other Financial Investment Activities                       3.2
-------------------------------------------------------------------
Real Estate Credit (Mortgage Banking)                       2.8
-------------------------------------------------------------------
Securities, Commodities and Brokerage                       7.1
-------------------------------------------------------------------
Short-Term Investments                                      3.9
-------------------------------------------------------------------
Other Assets & Liabilities                                 -0.1
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Global Health Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS LONG-TERM CAPITAL
APPRECIATION.

PERFORMANCE OVERVIEW(3) 5/1/00 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                            GOLDMAN SACHS HEALTH CARE
                                                   GLOBAL HEALTH FUND                 INDEX                   S&P 500 INDEX
                                                   ------------------       -------------------------         -------------
5/1/2000                                                   9450                       10000                       10000
                                                           9620                       10391                        9795
                                                          11323                       11522                       10036
                                                          11503                       11132                        9879
                                                          12118                       11534                       10493
                                                          12922                       12043                        9939
                                                          13111                       12333                        9897
                                                          13463                       12507                        9117
                                                          13965                       12959                        9162
                                                          13168                       11763                        9487
                                                          13128                       11708                        8622
                                                          12321                       10664                        8076
4/01                                                      12981                       11130                        8703
                                                          13591                       11375                        8762
                                                          13679                       11088                        8549
                                                          13601                       11392                        8464
                                                          13394                       11100                        7935
                                                          12961                       11014                        7294
                                                          13266                       11029                        7434
                                                          13989                       11619                        8004
                                                          14170                       11399                        8074
                                                          13768                       11094                        7956
                                                          13818                       11038                        7803
                                                          14190                       11176                        8096
4/02                                                      13707                       10478                        7605
                                                          13285                       10274                        7550
                                                          12078                        9297                        7012
                                                          11756                        9093                        6466
                                                          11525                        9158                        6508
                                                          10831                        8669                        5801
                                                          11485                        9072                        6311
                                                          12272                        9325                        6682
                                                          11673                        9002                        6290
                                                          11498                        9007                        6126
                                                          11116                        8852                        6034
                                                          11230                        9121                        6092
4/03                                                      12210                        9541                        6594
                                                          13407                        9986                        6941
                                                          13717                       10414                        7029
                                                          13769                       10455                        7153
                                                          13634                       10226                        7293
                                                          13944                       10241                        7215
                                                          14243                       10342                        7623
                                                          14591                       10529                        7690
                                                          15306                       11091                        8093
                                                          15877                       11417                        8242
                                                          15981                       11573                        8356
                                                          15804                       11239                        8230
4/04                                                      15949                       11639                        8101
                                                          15866                       11624                        8212
                                                          16064                       11622                        8372
                                                          15203                       10895                        8095
                                                          15358                       11029                        8127
                                                          15524                       11000                        8215
                                                          15555                       10743                        8341
                                                          16062                       11018                        8678
                                                          17120                       11786                        8973
                                                          16488                       11428                        8755
                                                          16324                       11732                        8939
                                                          15910                       11742                        8781
4/05                                                      16378                       12207                        8614
                                                          16607                       12432                        8888
                                                          16847                       12487                        8901
                                                          17698                       12919                        9232
                                                          18276                       12976                        9147
                                                          18570                       12891                        9222
                                                          17992                       12631                        9068
                                                          18469                       12902                        9410
                                                          19153                       13213                        9414
                                                          19768                       13372                        9663
                                                          19756                       13475                        9689
                                                          19802                       13324                        9810
4/06                                                      19559                       12904                        9941
                                                          19223                       12675                        9655
                                                          19304                       12680                        9668
                                                          19791                       13211                        9728
                                                          20104                       13558                        9959
                                                          20208                       13693                       10215
                                                          20683                       13779                       10548
                                                          20716                       13758                       10748
                                                          21114                       13930                       10899
                                                          21609                       14426                       11066
                                                          21392                       14172                       10851
                                                          21404                       14239                       10972
4/07                                                      22550                       15090                       11458

    --- GLOBAL HEALTH FUND                     -- GOLDMAN SACHS HEALTH CARE INDEX
        $9,450  starting value                     $10,000 starting value
        $22,550 ending value                       $15,090 ending value

    --- S&P 500 INDEX
        $10,000 starting value
        $11,458 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

GOLDMAN SACHS HEALTH CARE INDEX is an unmanaged index designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospitalization facilities, health care management organizations and continuing care services.

You cannot invest directly in an index.


The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                   INCEPTION                       SINCE
                     DATE      1 YEAR   5 YEAR   INCEPTION
---------------------------------------------------------------
Global Health A#   5/1/2000    15.30%   10.46%    13.23%
---------------------------------------------------------------
Global Health A##  5/1/2000     8.95%    9.22%    12.32%
---------------------------------------------------------------
Global Health B#   5/1/2000    14.37%    9.66%    12.40%
---------------------------------------------------------------
Global Health B##  5/1/2000     9.37%    9.38%    12.40%
---------------------------------------------------------------
Global Health C#   5/1/2000    14.50%    9.67%    12.42%
---------------------------------------------------------------
Global Health C##  5/1/2000    13.50%    9.67%    12.42%
---------------------------------------------------------------
Global Health I#   5/1/2000    15.85%   10.57%    13.31%
---------------------------------------------------------------
Global Health R3#  5/1/2000    15.53%   10.96%    13.80%
---------------------------------------------------------------
Global Health R4#  5/1/2000    15.65%   10.98%    13.82%
---------------------------------------------------------------
Global Health R5#  5/1/2000    15.77%   11.00%    13.83%
---------------------------------------------------------------
Global Health Y#   5/1/2000    15.89%   11.02%    13.85%
---------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class I shares commenced operations on 8/31/06. Performance prior to 8/31/06 reflects Class A performance. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class Y performance.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, I, R3, R4, R5 and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGEMENT TEAM

JOSEPH H. SCHWARTZ, CFA
Senior Vice President, Partner,
Global Industry Analyst

JEAN M. HYNES, CFA
Senior Vice President, Partner,
Global Industry Analyst

ANN C. GALLO
Senior Vice President, Partner,
Global Industry Analyst

KIRK J. MAYER, CFA
Vice President, Global Industry Analyst

ROBERT L. DERESIEWICZ
Vice President, Global Industry Analyst

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Global Health Fund returned 9.03%, before sales charge, for the six-month period ended April 30, 2007, underperforming its benchmark, the Goldman Sachs Health Care Index, which returned 9.54% for the same period. The Fund outperformed the 7.52% return of the average fund in the Lipper Health and Biotechnology peer group, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

The Health Care sector performed well during the period, outperforming the broader market, as represented by the S&P 500 Index, which returned 8.60%. Within the Goldman Sachs Health Care Index, the Providers & Services and Equipment & Supplies industries were the best performers, while Biotechnology stocks lagged.

Relative (i.e. performance of the Fund as measured against the benchmark) stock selection was positive during the period, but was offset by allocation decisions as the Fund's exposure to Japanese Pharmaceuticals and underweight (i.e. the Fund's sector position was less than the benchmark position) to Health Care Providers & Services detracted from performance. Eisai, AstraZeneca, and Shionogi were the top three detractors from relative performance during the period. After a strong run throughout 2006, Eisai's stock declined over speculation of a generic Aciphex, Eisai's anti-ulcer blockbuster, entering the US market. AztraZeneca shares fell sharply in April on concerns that the company overpaid for biotechnology company Medimmune. Shionogi fell after taking its

--------------------------------------------------------------------------------

guidance down for the year due to the weak influenza and pollen season in Japan, as well as weak sales of some of its newer products. In addition, shares of Amgen declined on negative newsflow regarding the uncertainty around the future of Aranesp, its anemia drug. While Amgen was the largest detractor on an absolute (i.e. total return) basis, the Fund held a significantly smaller position than the benchmark, helping to boost relative performance. We held all four stocks at the end of the period.

Schering Plough and Medimmune were top contributors on a relative and absolute basis. Schering-Plough's stock price increased following the company's proposed acquisition of Organon Biosciences, a pharmaceutical and animal health company that focuses on women's health and CNS products. The strategic move was viewed as favorable by investors because it will help diversify Schering's product portfolio and strengthen its animal health business. Shares of Medimmune, which is being purchased by AstraZeneca, soared after the company reported a first quarter profit that more than tripled due to strong sales of Synagis, its respiratory drug. Abbott Laboratories was a top absolute contributor; the company benefited from market share gains of its arthritis drug Humira. We held all three stocks at the end of the period. The Fund also benefited from not owning poor performers Johnson & Johnson, Genentech and Pfizer.

WHAT IS THE OUTLOOK?

Within the Pharmaceutical & Biotechnology sub-sectors, relative valuations are attractive as the market continues to harbor reservations about the ability of companies to replace expected revenue losses due to upcoming patent expirations. We believe over the long-term, the industry and value in these stocks will be driven by drug development and commercialization success. We seek to identify companies that are poised for such success over the coming years and are at very attractive valuations. Taking advantage of market conditions, we will upgrade the portfolio by adding good companies on price weakness and trimming into strength.

Within the Health Care Providers & Services sub-sector, although stocks generally appear to be fairly valued, investors seeking defensive holdings in anticipation of an economic slowdown could drive further appreciation. The recent mid-term elections are likely to result in volatility in the near-term, as the market digests the implications of a Democrat-controlled Congress. We will continue to look for companies with stable or improving fundamentals at attractive valuations.

Within the Health Care Equipment & Supplies sub-sector, most stocks appear fairly valued; however, we continue to look for companies with underappreciated franchises or new product pipelines. We continue to believe cardiovascular disease represents one of the strongest prospects for growth within the sub-sector, with a large and under penetrated market for cardiac rhythm management products, particularly implantable cardioverter defibrillators. We retain our comparatively optimistic view of the US market for these products and look for growth to reaccelerate in the near-term.

At the end of the period the Fund was most overweight (i.e. the Fund's sector position was greater than the benchmark position) Pharmaceuticals and Biotechnology and underweight Medical Technology and Health Care Services.

DIVERSIFICATION BY COUNTRY
as of April 30, 2007

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
Belgium                                                     2.0%
-------------------------------------------------------------------
Denmark                                                     0.4
-------------------------------------------------------------------
France                                                      4.4
-------------------------------------------------------------------
Ireland                                                     1.4
-------------------------------------------------------------------
Israel                                                      1.3
-------------------------------------------------------------------
Japan                                                      11.0
-------------------------------------------------------------------
United Kingdom                                              2.4
-------------------------------------------------------------------
United States                                              73.1
-------------------------------------------------------------------
Short Term Investments                                     18.6
-------------------------------------------------------------------
Other Assets & Liabilities                                -14.6
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Agencies, Brokerages, Other Insurance Activities            0.6
-------------------------------------------------------------------
Drugs & Druggists Sundries Wholesalers                      5.0
-------------------------------------------------------------------
General Medical and Surgical Hospitals                      1.0
-------------------------------------------------------------------
Health and Personal Care Stores                             1.2
-------------------------------------------------------------------
Insurance Carriers                                          8.4
-------------------------------------------------------------------
Medical Equipment & Supplies Manufacturing                  5.4
-------------------------------------------------------------------
Navigate, Measure, Control Instrument Manufacturing         6.9
-------------------------------------------------------------------
Nursing Care Facilities                                     1.2
-------------------------------------------------------------------
Pharmaceutical & Medicine Manufacturing                    57.6
-------------------------------------------------------------------
Professional Services -- Computer System Design &
  Related                                                   0.9
-------------------------------------------------------------------
Scientific Research & Development Services                  7.8
-------------------------------------------------------------------
Short-Term Investments                                     18.6
-------------------------------------------------------------------
Other Assets & Liabilities                                -14.6
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Global Leaders Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS GROWTH OF CAPITAL.

PERFORMANCE OVERVIEW(2) 9/30/98 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                    GLOBAL LEADERS FUND              MSCI WORLD GROWTH INDEX
                                                                    -------------------              -----------------------
9/30/1998                                                                   9450                              10000
                                                                           10697                              10871
                                                                           11482                              11573
                                                                           12319                              12419
                                                                           12932                              12858
                                                                           12572                              12348
                                                                           13175                              12805
4/99                                                                       13476                              12784
                                                                           13010                              12339
                                                                           13876                              13099
                                                                           14071                              12955
                                                                           13993                              13115
                                                                           13798                              13138
                                                                           14695                              13999
                                                                           15772                              14821
                                                                           18193                              16518
                                                                           17477                              15484
                                                                           19457                              16023
                                                                           19389                              16979
4/00                                                                       18467                              15840
                                                                           17958                              14901
                                                                           18765                              15813
                                                                           18135                              15018
                                                                           19149                              15552
                                                                           18342                              14175
                                                                           17288                              13581
                                                                           16265                              12534
                                                                           16871                              12299
                                                                           16871                              12670
                                                                           15320                              11055
                                                                           14267                              10164
4/01                                                                       15370                              10987
                                                                           15052                              10769
                                                                           14764                              10394
                                                                           14395                              10241
                                                                           13598                               9612
                                                                           12413                               8815
                                                                           12782                               9191
                                                                           13877                               9891
                                                                           13947                               9941
                                                                           13489                               9618
                                                                           13389                               9645
                                                                           13818                               9887
4/02                                                                       13349                               9467
                                                                           13618                               9421
                                                                           12762                               8879
                                                                           11676                               8254
                                                                           11556                               8254
                                                                           10201                               7437
                                                                           11168                               8017
                                                                           12154                               8310
                                                                           11088                               7992
                                                                           10839                               7705
                                                                           10580                               7624
                                                                           10430                               7694
4/03                                                                       11596                               8247
                                                                           12293                               8592
                                                                           12582                               8715
                                                                           12891                               8884
                                                                           13250                               9064
                                                                           12891                               9117
                                                                           13907                               9661
                                                                           14236                               9800
                                                                           14953                              10272
                                                                           15531                              10483
                                                                           16069                              10612
                                                                           16358                              10508
4/04                                                                       15730                              10302
                                                                           15940                              10410
                                                                           16477                              10553
                                                                           15182                              10048
                                                                           15093                              10020
                                                                           15860                              10222
                                                                           16428                              10474
                                                                           17334                              11007
                                                                           17693                              11423
                                                                           17025                              11116
                                                                           16627                              11403
                                                                           16029                              11186
4/05                                                                       15820                              10947
                                                                           16199                              11238
                                                                           16348                              11293
                                                                           16906                              11762
                                                                           17235                              11870
                                                                           17334                              12134
                                                                           16737                              11877
                                                                           17489                              12266
                                                                           17999                              12535
                                                                           19381                              13114
                                                                           18876                              12983
                                                                           19280                              13311
4/06                                                                       19865                              13623
                                                                           18755                              13107
                                                                           18866                              13088
                                                                           18302                              12983
                                                                           18786                              13331
                                                                           19118                              13451
                                                                           19512                              13931
                                                                           20307                              14287
                                                                           20371                              14475
                                                                           20848                              14706
                                                                           20201                              14616
                                                                           20583                              14903
4/07                                                                       21337                              15562

    --- GLOBAL LEADERS FUND                    --- MSCI WORLD GROWTH INDEX
        $9,450  starting value                     $10,000 starting value
        $21,337 ending value                       $15,562 ending value

MSCI WORLD GROWTH INDEX is a broad-based unmanaged market capitalization-weighted total return index which measures the performance of growth securities in 23 developed-country global equity markets including the United States, Canada, Europe, Australia, New Zealand and the Far East.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                    INCEPTION                        SINCE
                      DATE      1 YEAR   5 YEAR    INCEPTION
-----------------------------------------------------------------
Global Leaders A#   9/30/1998    7.41%    9.83%      9.95%
-----------------------------------------------------------------
Global Leaders A##  9/30/1998    1.50%    8.59%      9.23%
-----------------------------------------------------------------
Global Leaders B#   9/30/1998    6.69%    9.00%      NA*
-----------------------------------------------------------------
Global Leaders B##  9/30/1998    1.69%    8.72%      NA*
-----------------------------------------------------------------
Global Leaders C#   9/30/1998    6.66%    9.10%      9.20%
-----------------------------------------------------------------
Global Leaders C##  9/30/1998    5.66%    9.10%      9.20%
-----------------------------------------------------------------
Global Leaders R3#  9/30/1998    7.72%   10.43%     10.52%
-----------------------------------------------------------------
Global Leaders R4#  9/30/1998    7.82%   10.45%     10.53%
-----------------------------------------------------------------
Global Leaders R5#  9/30/1998    7.93%   10.47%     10.54%
-----------------------------------------------------------------
Global Leaders Y#   9/30/1998    8.03%   10.49%     10.55%
-----------------------------------------------------------------

  # Without sales charge
 ## With sales charge
 NA Not Applicable
  * Inception returns are not applicable for Class B because after 8 years Class B converts to Class A.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class Y performance.
(2) Growth of a $10,000 investment in Classes B, C, R3, R4, R5 and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGEMENT

ANDREW S. OFFIT, CPA
Senior Vice President, Partner

JEAN-MARC BERTEAUX
Senior Vice President, Partner

MATTHEW D. HUDSON, CFA
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Global Leaders Fund returned 9.35%, before sales charge, for the six-month period ended April 30, 2007, underperforming its benchmark, the MSCI World Growth Index, which returned 11.71% for the same period. The Fund also underperformed the 11.48% return of the average fund in the Lipper Global Large Cap Growth Funds peer group, a group of funds with investment strategies similar to those of the fund.

WHY DID THE FUND PERFORM THIS WAY?

Despite a strong finish for global equity markets in 2006 helped by robust merger and acquisition activity and solid cash flows, volatility returned to global equity markets in 2007. A one day sell-off in the Chinese stock market and the weakening credit environment marked by high delinquency rates among subprime borrowers were offset by strong corporate earnings growth and merger and acquisition activity across many industries. In this environment, the MSCI World Growth Index lagged the MSCI World Value Index by 84 basis points during the period. Within MSCI World Growth Index, all sectors had positive returns during the period, led by Utilities, Industrials, and Materials. The Information Technology, Health Care, and Financials sectors, the latter of which was weighed down by the weakening credit environment in the US, lagged broad market returns for the period.

The Fund's underperformance relative (i.e. performance of the Fund as measured against the benchmark) to the MSCI World Growth Index during the period resulted from the Fund's sector allocation, a result of bottom-up stock selection, and weak stock selection within several sectors. An overweight (i.e. the Fund's sector position was greater than the benchmark position) position to lagging Information Technology stocks, coupled with an underweight (i.e. the Fund's sector position was less than the benchmark position) to the strong performing Materials sector negatively impacted relative performance. Strong security selection within the Health Care, Consumer Staples and Materials sectors was unable to offset weaker selection within the Consumer Discretionary, Industrials and Telecommunication Services sectors.

Detracting the most from relative performance were our holdings in Warner Music (Media), Best Buy (Retailing), and Google (Software & Services). Shares of record company Warner Music dipped after competitor EMI cited a profit warning on slowing

--------------------------------------------------------------------------------

sales in the North American music market. Warner Music reported weaker than expected first quarter profits. Electronics retailer Best Buy experienced a slip in the company's stock price after the company reported it had missed third-quarter earnings expectations due to intense competition. Despite no fundamental disappointments, shares of Google fell after the company announced the launch of a new suite of products aimed to compete with Microsoft Office. Among other detractors from performance were Motorola, and SanDisk. Motorola, a global provider of wireless communications and broadband products, slightly missed quarterly earnings. A strong new product lineup, including the new low cost MotoFone for emerging markets, will provide continued earnings growth. Manufacturer of flash memory SanDisk declined on short term concerns of oversupply in NAND flash memory and subsequent pricing pressures. We feel these fears have been overblown by the market and demand for end products remains strong despite the slowing global economic environment.

The leading contributors to performance in relative and absolute (i.e. total return) terms were Schering-Plough (Pharmaceuticals), Nintendo (Software & Services), and Deutsche Boerse (Diversified Financials). Pharmaceutical company Schering-Plough rose on strong results and investor enthusiasm for the announced acquisition of Organon Biosciences. The stock continues to benefit from strong sales of Zetia, the company's anti-cholesterol drug. Video game console and software maker Nintendo successfully launched extremely popular Wii game consoles over the holiday season. The company is also experiencing solid earnings growth from robust sales of its touch-screen DS portable game player. Shares of Deutsche Boerse, operator of the Frankfurt Exchange and the electronic trading exchange Xetra, increased on expectations of continued robust trading volumes and the likelihood of continued merger and acquisition activity within global exchanges.

WHAT IS THE OUTLOOK?

As a result of our bottom up investment process, the Fund was most overweight Information Technology, Telecommunication Services, and Financials stocks at the end of the period. Within Information Technology we trimmed semiconductor-related names during the period on weakening fundamentals. Our holdings in the sector remain focused on software and services and technology hardware companies. Conversely, the Fund was most underweight in the Consumer Discretionary, Materials and Consumer Staples sectors. We trimmed exposure to Consumer Discretionary, as a diminished outlook for US consumption is lowering growth prospects for many retailers. We mainly hold non-traditional retailers, media, and gaming companies.


DIVERSIFICATION BY COUNTRY
as of April 30, 2007

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
Austria                                                     1.3%
-------------------------------------------------------------------
Brazil                                                      1.4
-------------------------------------------------------------------
Canada                                                      3.9
-------------------------------------------------------------------
China                                                       0.5
-------------------------------------------------------------------
Dutch Antilles                                              2.2
-------------------------------------------------------------------
France                                                      4.7
-------------------------------------------------------------------
Germany                                                     4.6
-------------------------------------------------------------------
Greece                                                      0.7
-------------------------------------------------------------------
Ireland                                                     2.5
-------------------------------------------------------------------
Japan                                                      10.2
-------------------------------------------------------------------
Luxembourg                                                  0.3
-------------------------------------------------------------------
Mexico                                                      1.1
-------------------------------------------------------------------
Netherlands                                                 2.9
-------------------------------------------------------------------
Russia                                                      1.0
-------------------------------------------------------------------
South Korea                                                 1.2
-------------------------------------------------------------------
Spain                                                       1.0
-------------------------------------------------------------------
Switzerland                                                 3.7
-------------------------------------------------------------------
Taiwan                                                      0.9
-------------------------------------------------------------------
United Kingdom                                              9.7
-------------------------------------------------------------------
United States                                              46.3
-------------------------------------------------------------------
Short Term Investments                                      7.2
-------------------------------------------------------------------
Other Assets & Liabilities                                 -7.3
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             3.9%
-------------------------------------------------------------------
Capital Goods                                               4.0
-------------------------------------------------------------------
Consumer Cyclical                                          10.2
-------------------------------------------------------------------
Consumer Staples                                            6.3
-------------------------------------------------------------------
Energy                                                      5.1
-------------------------------------------------------------------
Finance                                                    14.9
-------------------------------------------------------------------
Health Care                                                15.6
-------------------------------------------------------------------
Services                                                    5.2
-------------------------------------------------------------------
Technology                                                 30.4
-------------------------------------------------------------------
Transportation                                              2.2
-------------------------------------------------------------------
Utilities                                                   2.3
-------------------------------------------------------------------
Short Term Investments                                      7.2
-------------------------------------------------------------------
Other Assets & Liabilities                                 -7.3
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Global Technology Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS LONG-TERM CAPITAL APPRECIATION.


PERFORMANCE OVERVIEW(2) 5/1/00 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                            GOLDMAN SACHS TECHNOLOGY
                                                 GLOBAL TECHNOLOGY FUND          COMPOSITE INDEX              S&P 500 INDEX
                                                 ----------------------     ------------------------          -------------
5/1/00                                                     9450                       10000                       10000
                                                           8512                        8898                        9795
                                                           9812                        9992                       10036
                                                           9181                        9527                        9879
                                                          10426                       10766                       10493
                                                           8930                        9022                        9939
                                                           8103                        8341                        9897
                                                           6146                        6431                        9117
                                                           5930                        5880                        9162
                                                           6868                        6845                        9487
                                                           5367                        4947                        8622
                                                           4626                        4260                        8076
4/01                                                       5480                        5073                        8703
                                                           5217                        4871                        8762
                                                           5301                        4884                        8549
                                                           4954                        4536                        8464
                                                           4194                        3946                        7935
                                                           3265                        3148                        7294
                                                           3763                        3653                        7434
                                                           4429                        4276                        8004
                                                           4588                        4200                        8074
                                                           4541                        4196                        7956
                                                           3978                        3635                        7803
                                                           4279                        3894                        8096
4/02                                                       3763                        3417                        7605
                                                           3547                        3277                        7550
                                                           3181                        2814                        7012
                                                           2862                        2529                        6466
                                                           2824                        2497                        6508
                                                           2308                        2051                        5801
                                                           2796                        2499                        6311
                                                           3284                        2936                        6682
                                                           2824                        2509                        6290
                                                           2871                        2487                        6126
                                                           2862                        2525                        6034
                                                           2852                        2496                        6092
4/03                                                       3162                        2756                        6594
                                                           3509                        3064                        6941
                                                           3547                        3056                        7029
                                                           3744                        3232                        7153
                                                           3988                        3455                        7293
                                                           3941                        3405                        7215
                                                           4391                        3737                        7623
                                                           4476                        3809                        7690
                                                           4523                        3868                        8093
                                                           4701                        4050                        8242
                                                           4645                        3935                        8356
                                                           4513                        3827                        8230
4/04                                                       4204                        3604                        8101
                                                           4485                        3804                        8212
                                                           4579                        3897                        8372
                                                           4063                        3528                        8095
                                                           3791                        3352                        8127
                                                           3960                        3468                        8215
                                                           4147                        3652                        8341
                                                           4401                        3858                        8678
                                                           4532                        3981                        8973
                                                           4269                        3718                        8755
                                                           4269                        3725                        8939
                                                           4082                        3635                        8781
4/05                                                       4016                        3449                        8614
                                                           4382                        3763                        8888
                                                           4372                        3690                        8901
                                                           4654                        3938                        9232
                                                           4682                        3908                        9147
                                                           4720                        3948                        9222
                                                           4663                        3878                        9068
                                                           4992                        4137                        9410
                                                           5010                        4062                        9414
                                                           5433                        4213                        9663
                                                           5254                        4148                        9689
                                                           5367                        4241                        9810
4/06                                                       5433                        4213                        9941
                                                           5038                        3904                        9655
                                                           4907                        3850                        9668
                                                           4719                        3685                        9728
                                                           5029                        3974                        9959
                                                           5189                        4133                       10215
                                                           5320                        4298                       10548
                                                           5526                        4454                       10748
                                                           5507                        4426                       10899
                                                           5536                        4498                       11066
                                                           5479                        4406                       10851
                                                           5507                        4426                       10972
4/07                                                       5733                        4648                       11458

    --- GLOBAL TECHNOLOGY FUND             --- GOLDMAN SACHS TECHNOLOGY COMPOSITE INDEX
        $9,450 starting value                  $10,000 starting value
        $5,733 ending value                    $4,648  ending value

    -- S&P 500 INDEX
        $10,000 starting value
        $11,458 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

GOLDMAN SACHS TECHNOLOGY COMPOSITE INDEX is an unmanaged index designed to measure performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services.


You cannot invest directly in an index.


The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                    INCEPTION                        SINCE
                      DATE      1 YEAR   5 YEAR    INCEPTION
-----------------------------------------------------------------
Global Tech A#      5/1/2000     5.53%    8.78%     -6.89%
-----------------------------------------------------------------
Global Tech A##     5/1/2000    -0.28%    7.56%     -7.64%
-----------------------------------------------------------------
Global Tech B#      5/1/2000     4.69%    7.98%     -7.58%
-----------------------------------------------------------------
Global Tech B##     5/1/2000    -0.31%    7.69%     -7.58%
-----------------------------------------------------------------
Global Tech C#      5/1/2000     4.33%    7.91%     -7.63%
-----------------------------------------------------------------
Global Tech C##     5/1/2000     3.33%    7.91%     -7.63%
-----------------------------------------------------------------
Global Tech Y#      5/1/2000     5.72%    9.16%     -6.53%
-----------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGEMENT TEAM

SCOTT E. SIMPSON
Senior Vice President, Partner,
Global Industry Analyst

JOHN F. AVERILL, CFA
Senior Vice President, Partner, Global Industry Analyst

ERIC C. STROMQUIST
Senior Vice President, Partner, Global Industry Analyst

BRUCE L. GLAZER
Senior Vice President, Partner, Global Industry Analyst

ANITA M. KILLIAN, CFA
Vice President, Global Industry Analyst

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of the Hartford Global Technology Fund returned 7.76%, before sales charge, for the six-month period ended April 30, 2007, underperforming its benchmark, the Goldman Sachs Technology Composite Index, which returned 8.14% for the same period. The Fund also underperformed the 8.10% return of the average fund in the Lipper Science and Technology Funds peer group, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

Technology stocks performed well during the six-month period ended April 30, 2007, but lagged the broader market, as measured by the MSCI World Index, which was up 12.13% for the period.

During the period, the Fund benefited from strong security selection within the Software and Communications Equipment industries. However, this was offset by weaker stock selection in the Internet Software & Services and Semiconductors & Semiconductor Equipment industries. SOITEC and Cisco were among the top detractors from relative (i.e. performance of the Fund as measured against the benchmark) and absolute (i.e. total return) performance during the period. SOITEC, whose technology boosts the performance and power efficiency of semiconductors, was impacted by disappointing results at its customer Advanced Micro Devices (AMD) as well as concerns that weak Playstation 3 console sales at its other key customer, Sony, could hurt revenues. Cisco's shares fell as data points from competitors and spending intention surveys suggesting slowing enterprise IT outlays overshadowed a strong quarterly report and upbeat forward

--------------------------------------------------------------------------------

guidance. The Fund's benchmark relative performance was also hurt by underweight (i.e. the Fund's sector position was less than the benchmark position) positions in Qualcomm and Amazon. We did not purchase Qualcomm until the end of the period, and therefore did not realize all of the stock's gains during the period. Similarly, the Fund did not own Amazon, which was up sharply, detracting from relative returns. Qualcomm, SOITEC and Cisco were all held at the end of the period.

Redback Networks, Sonus Networks, DST Systems and EMC were among the top contributors to relative and absolute performance during the period. Shares in Redback Networks, a manufacturer of advanced telecommunications networking equipment, increased after the company announced it would be acquired by Swedish telecommunications equipment maker Ericsson. VoIP equipment maker Sonus Network's shares rose after an independent market research firm indicated the firm held market leading positions in several key industry segments. DST Systems benefited from back-to-back solid quarters during the period. Despite concerns of seasonal softness in enterprise spending, data-storage systems and software company EMC saw shares increase after reporting strong quarterly results. Sonus Networks, DST Systems and EMC were all held at the end of the period.

WHAT IS THE OUTLOOK?

The US enterprise spending environment is expected to be slow, but beyond the near-term seasonality we continue to find positive upside in the sector. Spending outside of the US is steady and the consumer side of the equation is well supported by the strength of most emerging economies.

We continue to invest selectively in the semiconductor industry. While unit sales continue to decelerate from prior years, the inventory excesses have mostly dissipated and fundamentals look better. We continue to focus on high quality, high margin and free cash flow generating businesses. We believe the wireless phone industry remains healthy with good sales growth albeit at lower prices. The worldwide penetration of 3G cell phones is a fast growing trend which has been good for communication equipment companies that can capture both royalty and chip revenue growth. The LCD TV penetration continues and glass panel prices seem to have stabilized. Therefore, we expect margins to be up in 2007 as cost reductions continue in this benign pricing environment. In the software and internet segments, we remain enthusiastic about the growth of online advertising.

At the end of the period the Portfolio had a large overweight (i.e. the Fund's sector position was greater than the benchmark position) position in Commercial Services & Supplies and significant underweight position in Software.

DIVERSIFICATION BY COUNTRY
as of April 30, 2007

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
Canada                                                      4.4%
-------------------------------------------------------------------
France                                                      1.2
-------------------------------------------------------------------
Hong Kong                                                   0.0
-------------------------------------------------------------------
Japan                                                       1.4
-------------------------------------------------------------------
Luxembourg                                                  0.9
-------------------------------------------------------------------
Netherlands                                                 1.6
-------------------------------------------------------------------
South Korea                                                 2.4
-------------------------------------------------------------------
Taiwan                                                      3.8
-------------------------------------------------------------------
United States                                              83.3
-------------------------------------------------------------------
Short-Term Investments                                      4.6
-------------------------------------------------------------------
Other Assets & Liabilities                                 -3.6
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Activities Related to Credit Banking                        1.9%
-------------------------------------------------------------------
Audio and Video Equipment Manufacturing                     1.4
-------------------------------------------------------------------
Business Support Services                                   1.1
-------------------------------------------------------------------
Communications Equipment Manufacturing                     10.2
-------------------------------------------------------------------
Computer and Peripheral Manufacturing                      24.7
-------------------------------------------------------------------
Electrical Equip Manufacturing -- Component Other           3.4
-------------------------------------------------------------------
Employment Services                                         3.3
-------------------------------------------------------------------
Machinery Manufacturing -- Industrial Machinery             6.4
-------------------------------------------------------------------
Management, Scientific, and Tech Consulting Services        3.7
-------------------------------------------------------------------
On Line Information Services                                6.4
-------------------------------------------------------------------
Other Services -- Other Personal Services                   0.9
-------------------------------------------------------------------
Professional Services -- Accounting, Tax Prep,
  Payroll                                                   1.1
-------------------------------------------------------------------
Professional Services -- Computer System Design &
  Related                                                   5.7
-------------------------------------------------------------------
Semiconductor, Electronic Component Manufacturing          11.7
-------------------------------------------------------------------
Software Publishers                                        13.4
-------------------------------------------------------------------
Wholesalers -- Electrical & Electronic Merchandise          2.4
-------------------------------------------------------------------
Wireless Communications Services                            1.3
-------------------------------------------------------------------
Short-Term Investments                                      4.6
-------------------------------------------------------------------
Other Assets & Liabilities                                 -3.6
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Growth Allocation Fund
(advised by Hartford Investment Financial Services, LLC)

INVESTMENT OBJECTIVE -- SEEKS LONG-TERM CAPITAL APPRECIATION.


PERFORMANCE OVERVIEW(3) 5/28/04 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                          LEHMAN BROTHERS U.S.
                                                 GROWTH ALLOCATION FUND           S&P 500 INDEX           AGGREGATE BOND INDEX
                                                 ----------------------           -------------           --------------------
5/28/04                                                    9450                       10000                       10000
                                                           9450                       10000                       10000
                                                           9611                       10194                       10057
                                                           9337                        9857                       10156
8/04                                                       9346                        9897                       10350
                                                           9601                       10004                       10378
                                                           9790                       10157                       10465
                                                          10178                       10567                       10382
12/04                                                     10493                       10927                       10477
                                                          10237                       10661                       10543
                                                          10408                       10885                       10481
                                                          10199                       10692                       10427
4/05                                                      10019                       10490                       10568
                                                          10313                       10823                       10682
                                                          10474                       10838                       10741
                                                          10787                       11241                       10643
8/05                                                      10844                       11139                       10779
                                                          10939                       11229                       10668
                                                          10683                       11042                       10584
                                                          11071                       11459                       10631
12/05                                                     11258                       11463                       10732
                                                          11737                       11766                       10732
                                                          11670                       11798                       10768
                                                          11833                       11945                       10662
4/06                                                      12015                       12105                       10643
                                                          11584                       11757                       10631
                                                          11545                       11773                       10654
                                                          11430                       11846                       10798
8/06                                                      11660                       12127                       10963
                                                          11804                       12439                       11060
                                                          12140                       12844                       11133
                                                          12457                       13088                       11262
12/06                                                     12611                       13272                       11197
                                                          12771                       13476                       11192
                                                          12651                       13213                       11365
                                                          12850                       13360                       11365
4/07                                                      13210                       13952                       11426

    --- GROWTH ALLOCATION FUND     -- LEHMAN BROTHERS U.S. AGGREGATE  --- S&P 500 INDEX
        $9,450  starting value         BOND INDEX                         $10,000 starting value
        $13,210 ending value           $10,000 starting value             $13,952 ending value
                                       $11,426 ending value

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Index and Commercial Mortgage-Backed Securities Index.

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                        INCEPTION              SINCE
                          DATE      1 YEAR   INCEPTION
-----------------------------------------------------------
Growth Allocation A#    5/28/2004    9.95%    12.14%
-----------------------------------------------------------
Growth Allocation A##   5/28/2004    3.90%     9.99%
-----------------------------------------------------------
Growth Allocation B#    5/28/2004    9.21%    11.44%
-----------------------------------------------------------
Growth Allocation B##   5/28/2004    4.21%    10.60%
-----------------------------------------------------------
Growth Allocation C#    5/28/2004    9.26%    11.42%
-----------------------------------------------------------
Growth Allocation C##   5/28/2004    8.26%    11.42%
-----------------------------------------------------------
Growth Allocation I#    5/28/2004   10.19%    12.23%
-----------------------------------------------------------
Growth Allocation R3#   5/28/2004    9.78%    12.08%
-----------------------------------------------------------
Growth Allocation R4#   5/28/2004    9.95%    12.14%
-----------------------------------------------------------
Growth Allocation R5#   5/28/2004   10.03%    12.17%
-----------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class I shares commenced operations on 8/31/06. Performance prior to 8/31/06 reflects Class A performance. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class A performance.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, I, R3, R4 and R5 shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

HUGH WHELAN
Senior Vice President

EDWARD C. CAPUTO
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Growth Allocation Fund returned 8.82%, before sales charge, for the six months ended April 30, 2007, versus 7.66% for the Lipper Mixed-Asset Target Allocation Growth Funds category, a group of funds with investment strategies similar to those of the Fund, 2.64% for the Lehman Brothers U.S. Aggregate Bond Index, and 8.60% for the S&P 500 Index.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's structure allows for investment across all market capitalizations and styles, both within the U.S. and internationally. This diversification is designed to enhance the long-term return and risk characteristics of the Fund. Generally, the Fund's target asset allocation is set at approximately 80% equity and 20% fixed-income. The Fund's equity allocation is structured around five equity indexes. For the six month period, the MSCI EAFE Index (international equities) was up 15.68%; the Russell MidCap Index (U.S. mid cap equities) was up 12.24%; the Russell 1000 Value Index (U.S. large cap equities) was up 9.79%; the Russell 1000 Growth Index (U.S. large cap equities) was up 8.42%; and the Russell 2000 Index (U.S. small cap equities) was up 6.86%. The Fund benefited from its international and mid cap equity exposure, as well as its large cap value bias.

On the fixed income side, the yield curve steepened during the period, with the yield on the five year Treasury note decreasing five basis points to 4.51% and the yield on the 10-year Treasury note increasing two basis points to 4.62%. Within the major sectors of the Lehman Brothers U.S. Aggregate Bond Index, mortgage backed securities were the top performers, while U.S. Treasuries were the worst. The fixed income allocation is structured around three fixed income indices. For the six month period, the best performer was the Lehman Brothers U.S. Aggregate Bond Index (up 2.64%), Lehman Brothers 1-3 Year Government Index (up 2.34%), and Lehman U.S. TIPS (Treasury Inflation Protected Securities) Index (up 2.07%). Consequently, the Fund's out of benchmark positions detracted from performances. The Fund's duration is targeted to be less than the Lehman Brothers U.S. Aggregate Bond Index based on risk preferences of the Fund. For the period, this shorter duration positioning detracted from overall performance.

Besides the asset allocation decision, the Fund's performance is also influenced by the performance of the underlying active fund mangers. In keeping with the Fund's long-term approach, we

--------------------------------------------------------------------------------

typically use cash flows to reallocate among the underlying funds. However, a hard rebalance (i.e. a fund rebalancing to move the underlying fund investments to their target allocation percentages) was performed in November to align the actual allocations with our targets.

WHAT IS THE OUTLOOK?

Economic data continues to suggest weaker growth ahead, a trend that began in the first quarter of the year. Additionally, the Federal Reserve concluded at its March meeting that business executives are pessimistic about sales growth, which poses a downside risk to the economy. Other risks going forward include the potential effects of the ongoing troubles within the housing sector as well as persistently high energy and food costs, which could sap consumer spending. Although business activity has been sluggish, strong consumption supports growth. And while recent CPI data suggests some moderation in core inflation, inflationary pressures remain elevated. Unless these pressures ease, we believe it is unlikely that the Federal Reserve will cut rates in the foreseeable future, as many are anticipating. While we do not feel that the economy is headed for a recession, our outlook for growth and interest rates is biased to the lower side. We will continue to seek outperformance by focusing on our disciplined long-term approach of asset allocation.

COMPOSITION BY UNDERLYING FUND
as of April 30, 2007

                                                      PERCENTAGE OF
FUND NAME                                              NET ASSETS
-------------------------------------------------------------------
Hartford Capital Appreciation Fund, Class Y                23.6%
-------------------------------------------------------------------
Hartford Disciplined Equity Fund, Class Y                   3.7
-------------------------------------------------------------------
Hartford Equity Income Fund, Class Y                        5.6
-------------------------------------------------------------------
Hartford Global Leaders Fund, Class Y                       6.3
-------------------------------------------------------------------
Hartford Growth Opportunities Fund, Class Y                 3.9
-------------------------------------------------------------------
Hartford Inflation Plus Fund, Class Y                       2.9
-------------------------------------------------------------------
Hartford International Opportunities Fund, Class Y          5.0
-------------------------------------------------------------------
Hartford International Small Company Fund, Class Y          5.1
-------------------------------------------------------------------
Hartford Select Small Cap Value Fund, Class Y               5.5
-------------------------------------------------------------------
Hartford Short Duration Fund, Class Y                       6.4
-------------------------------------------------------------------
Hartford Small Company Fund, Class Y                        4.2
-------------------------------------------------------------------
Hartford Total Return Bond Fund, Class Y                   10.8
-------------------------------------------------------------------
Hartford Value Fund, Class Y                               16.8
-------------------------------------------------------------------
Other Assets and Liabilities                                0.2
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Growth Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS LONG-TERM CAPITAL APPRECIATION.

PERFORMANCE OVERVIEW(1,3) 4/30/97 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                        GROWTH FUND                 RUSSELL 1000 GROWTH INDEX
                                                                        -----------                 -------------------------
4/30/97                                                                     9450                              10000
                                                                           10345                              10722
                                                                           10746                              11151
                                                                           11724                              12137
                                                                           11405                              11427
                                                                           11938                              11989
                                                                           11571                              11546
                                                                           11493                              12036
                                                                           11661                              12171
                                                                           11801                              12535
                                                                           12645                              13478
                                                                           13344                              14015
4/98                                                                       13391                              14209
                                                                           13173                              13806
                                                                           13940                              14651
                                                                           13701                              14554
                                                                           11584                              12370
                                                                           12391                              13320
                                                                           13009                              14391
                                                                           13766                              15486
                                                                           15117                              16882
                                                                           15838                              17873
                                                                           15250                              17057
                                                                           16034                              17955
4/99                                                                       16272                              17978
                                                                           15936                              17425
                                                                           16664                              18646
                                                                           16391                              18053
                                                                           15971                              18348
                                                                           15684                              17963
                                                                           16762                              19320
                                                                           17595                              20362
                                                                           20358                              22480
                                                                           19692                              21426
                                                                           21771                              22473
                                                                           21638                              24082
4/00                                                                       19772                              22936
                                                                           19167                              21781
                                                                           19887                              23431
                                                                           19576                              22455
                                                                           21194                              24488
                                                                           20909                              22171
                                                                           20074                              21122
                                                                           18204                              18009
                                                                           19351                              17439
                                                                           18467                              18644
                                                                           17604                              15478
                                                                           16457                              13794
4/01                                                                       18393                              15539
                                                                           18446                              15310
                                                                           17878                              14955
                                                                           17331                              14582
                                                                           15879                              13389
                                                                           14479                              12052
                                                                           14974                              12685
                                                                           16367                              13903
                                                                           16525                              13877
                                                                           16031                              13632
                                                                           15578                              13066
                                                                           16052                              13518
4/02                                                                       14768                              12415
                                                                           14462                              12115
                                                                           13147                              10994
                                                                           12273                              10390
                                                                           12431                              10421
                                                                           11441                               9340
                                                                           12526                              10196
                                                                           13241                              10750
                                                                           12431                              10008
                                                                           12157                               9765
                                                                           11947                               9720
                                                                           12347                               9901
4/03                                                                       13389                              10633
                                                                           14041                              11164
                                                                           14368                              11317
                                                                           14599                              11599
                                                                           14904                              11888
                                                                           14862                              11760
                                                                           15989                              12421
                                                                           16199                              12551
                                                                           16483                              12985
                                                                           17020                              13250
                                                                           17209                              13334
                                                                           17136                              13087
4/04                                                                       16915                              12935
                                                                           17620                              13176
                                                                           17988                              13341
                                                                           16620                              12586
                                                                           16220                              12524
                                                                           16915                              12643
                                                                           17041                              12840
                                                                           17652                              13282
                                                                           18420                              13803
                                                                           17631                              13343
                                                                           17420                              13485
                                                                           17010                              13239
4/05                                                                       16904                              12987
                                                                           17904                              13615
                                                                           18094                              13565
                                                                           18452                              14228
                                                                           18315                              14045
                                                                           18599                              14109
                                                                           18230                              13972
                                                                           19051                              14575
                                                                           19178                              14529
                                                                           19820                              14785
                                                                           19378                              14761
                                                                           19599                              14979
4/06                                                                       20083                              14959
                                                                           18672                              14452
                                                                           18609                              14395
                                                                           18062                              14120
                                                                           18567                              14561
                                                                           19009                              14961
                                                                           19420                              15487
                                                                           19977                              15794
                                                                           19989                              15848
                                                                           20124                              16255
                                                                           19547                              15950
                                                                           19751                              16036
4/07                                                                       20645                              16791

    --- GROWTH FUND                            --- RUSSELL 1000 GROWTH INDEX
        $9,450  starting value                     $10,000 starting value
        $20,645 ending value                       $16,791 ending value

RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.


AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

            INCEPTION      1        5      10       SINCE
               DATE       YEAR    YEAR    YEAR    INCEPTION
----------------------------------------------------------------
Growth A#     6/8/1949    2.80%   6.93%   8.12%    11.01%
----------------------------------------------------------------
Growth A##    6/8/1949   -2.85%   5.72%   7.51%    10.90%
----------------------------------------------------------------
Growth B#   11/14/1994    1.94%   6.13%    NA*      NA*
----------------------------------------------------------------
Growth B##  11/14/1994   -2.74%   5.81%    NA*      NA*
----------------------------------------------------------------
Growth C#   11/14/1994    2.07%   6.21%   7.35%     8.51%
----------------------------------------------------------------
Growth C##  11/14/1994    1.13%   6.21%   7.35%     8.51%
----------------------------------------------------------------
Growth I#    2/19/2002    3.02%   6.97%    NA       5.93%
----------------------------------------------------------------
Growth L#     6/8/1949    3.09%   7.23%   8.28%    11.04%
----------------------------------------------------------------
Growth L##    6/8/1949   -1.81%   6.19%   7.75%    10.94%
----------------------------------------------------------------
Growth R3#   2/19/2002    3.05%   7.41%    NA       5.88%
----------------------------------------------------------------
Growth R4#   2/19/2002    3.16%   7.43%    NA       5.90%
----------------------------------------------------------------
Growth R5#   2/19/2002    3.27%   7.45%    NA       5.92%
----------------------------------------------------------------
Growth Y#    2/19/2002    3.32%   7.46%    NA       5.93%
----------------------------------------------------------------

  # Without sales charge
 ## With sales charge
 NA Not Applicable
  * 10 year and inception returns are not applicable for Class B because after 8 years Class B converts to Class A.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Classes A, B and C were offered beginning on February 19, 2002. Performance prior to that date is that of the fund's Classes L, M and N shares, respectively, which have lower operating expenses. Performance prior to February 19, 2002 would have been lower if Classes A, B and C shares expenses were applied during that period. Class I shares commenced operations on 8/31/06. Performance prior to 8/31/06 reflects Class A performance. (Classes M and N are no longer offered.) Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class Y performance.
(2) The initial investment in Classes A and L shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, I, L, R3, R4, R5 and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGEMENT

ANDREW J. SHILLING
Senior Vice President, Partner

JOHN A. BOSELLI, CFA
Senior Vice President, Partner
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Growth Fund returned 6.31%, before sales charge, for the six-month period ended April 30, 2007, underperforming its benchmark, the Russell 1000 Growth Index, which returned 8.42% for the same period. The Fund also underperformed the 7.38% return of the average fund in the Large-Cap Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

Equity markets rose strongly during the six month period. Value stocks continued to lead growth as the Russell 1000 Growth Index's 8.42% return lagged the 9.79% return of the Russell 1000 Value Index. Small cap stocks, as measured by the Russell 2000 (+6.9%) trailed the broader market, but Midcaps shined during the period, rising 12.2% as measured by the Russell Midcap Index. International stocks posted the best results, gaining 15.7% in US dollar terms. Within the Russell 1000 Growth Index every sector posted a positive return, led by Materials (+19%), Utilities (+15%), and Energy (+15%). The Consumer Staples (+6%), Consumer Discretionary (+6%), and Information Technology (+7%) sectors lagged.

Poor security selection was the main source of underperformance for the period, led by weakness in Technology, Financials, and Consumer Staples. The top three relative (i.e. performance of the Fund as measured against the benchmark) detractors were Nasdaq Stock Market, TXU, and AstraZeneca. Our position in Nasdaq fell as a result of the company's failed London Stock Exchange deal and renewed competitive pressure from BATS Trading Inc.'s alternative trading platform. We believe Nasdaq's fundamentals remain strong and we maintain our position. Texas utility TXU saw its shares decline amid concerns about its earnings power over the next few years. Lower gas prices and environmental opposition to new coal plant development weighed on the stock, and we exited our position. Shares in pharmaceutical firm AstraZeneca fell after the failure of its late stage experimental stroke drug NXY-59;

--------------------------------------------------------------------------------

we eliminated our position during the period. Other absolute (i.e. total return) and relative detractors included communications company Motorola, organic grocer Whole Foods Market, and flash memory company SanDisk. An underweight (i.e. the Fund's sector position was less than the benchmark position) position in the high-performing Utilities sector also hampered relative performance.

Strong stock selection within the Materials and Health Care sectors contributed positively the Fund's returns. Top relative contributors included pharmaceutical company Schering-Plough, uranium mining company Cameco, and materials company Cia Vale do Rio Doce (CVRD). The Fund also benefited from not holding a position in health care concern Johnson & Johnson, which fell during the period. Shares in Schering-Plough rose on strong results and investor enthusiasm for the announced acquisition of Organon Biosciences. We expect the deal to be accretive with marketing and sales synergies, an attractive combined hospital franchise, and a #1 share in animal health. Cameco shares gained ground on strong fundamentals and continued short supplies of uranium. Brazilian mining company CVRD's shares rose as strong markets for iron ore and nickel supported higher earnings and guidance, while results from recently acquired nickel miner Inco are exceeding expectations. We anticipate better-than-expected volume growth and cost cutting initiatives to benefit the stock's valuation. Other top absolute and relative contributors included aerospace and defense giant Boeing and engineering company Fluor.

WHAT IS THE OUTLOOK?

Our investment approach is very much a "bottom-up" process: we pick one stock at a time based upon the attractiveness of each company's valuation and fundamentals. As a result of this bottom up stock picking, we were most overweight (i.e. the Fund's sector position was greater than the benchmark position) Industrials and Technology at the end of the period. Significant Technology holdings included networking giant Cisco, enterprise software company Oracle, and internet search leader Google. We added to our position in Oracle during the period as the company is launching a new middleware product we expect will drive revenues going forward. We also initiated a position in Research In Motion, the maker of the ubiquitous BlackBerry, based on the expectation that it will continue to take market share. We also remain overweight the Industrials sector, largely due to positions in capital goods companies such as General Dynamics, Danaher, Fluor, and Boeing. We remain underweight consumer stocks, although we increased our exposure to Consumer Discretionary stocks through purchases of office retailer Staples, apparel firm Nike and Chinese advertising company Focus Media.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             6.4%
-------------------------------------------------------------------
Capital Goods                                               5.9
-------------------------------------------------------------------
Consumer Cyclical                                           4.5
-------------------------------------------------------------------
Consumer Staples                                            2.4
-------------------------------------------------------------------
Energy                                                      1.0
-------------------------------------------------------------------
Finance                                                    12.3
-------------------------------------------------------------------
Health Care                                                11.7
-------------------------------------------------------------------
Services                                                   15.8
-------------------------------------------------------------------
Technology                                                 37.0
-------------------------------------------------------------------
Transportation                                              2.7
-------------------------------------------------------------------
Short-Term Investments                                      3.0
-------------------------------------------------------------------
Other Assets & Liabilities                                 -2.7
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Growth Opportunities Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS CAPITAL APPRECIATION.

PERFORMANCE OVERVIEW(1,3) 4/30/97 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                 GROWTH OPPORTUNITIES FUND          RUSSELL 3000 GROWTH INDEX
                                                                 -------------------------          -------------------------
4/30/97                                                                     9450                              10000
                                                                           10500                              10785
                                                                           10934                              11211
                                                                           12041                              12163
                                                                           11663                              11551
                                                                           12281                              12155
                                                                           11741                              11677
                                                                           11644                              12093
                                                                           11538                              12215
                                                                           11362                              12530
                                                                           12374                              13487
                                                                           13005                              14027
4/98                                                                       13085                              14211
                                                                           12770                              13750
                                                                           13453                              14529
                                                                           12777                              14333
                                                                           10428                              12087
                                                                           11243                              13038
                                                                           11772                              14057
                                                                           12217                              15128
                                                                           13727                              16493
                                                                           14153                              17444
                                                                           13058                              16589
                                                                           13746                              17442
4/99                                                                       13755                              17570
                                                                           13390                              17072
                                                                           14367                              18245
                                                                           14338                              17666
                                                                           14589                              17886
                                                                           14656                              17559
                                                                           15713                              18823
                                                                           17538                              19904
                                                                           21094                              22072
                                                                           20813                              21096
                                                                           26930                              22414
                                                                           24421                              23682
4/00                                                                       22339                              22463
                                                                           20971                              21275
                                                                           24158                              22963
                                                                           23398                              21935
                                                                           26579                              23943
                                                                           26602                              21750
                                                                           24292                              20669
                                                                           19624                              17575
                                                                           21826                              17124
                                                                           21440                              18321
                                                                           18678                              15253
                                                                           16604                              13613
4/01                                                                       18171                              15331
                                                                           18012                              15148
                                                                           17974                              14856
                                                                           17550                              14422
                                                                           16362                              13261
                                                                           13834                              11882
                                                                           14538                              12538
                                                                           15998                              13732
                                                                           16564                              13763
                                                                           16388                              13503
                                                                           15402                              12922
                                                                           16213                              13413
4/02                                                                       15410                              12374
                                                                           15211                              12043
                                                                           13505                              10935
                                                                           12182                              10260
                                                                           11892                              10288
                                                                           10943                               9241
                                                                           11708                              10064
                                                                           12771                              10639
                                                                           11853                               9904
                                                                           11693                               9661
                                                                           11532                               9603
                                                                           11853                               9780
4/03                                                                       12932                              10516
                                                                           13934                              11083
                                                                           14339                              11239
                                                                           14477                              11558
                                                                           15127                              11870
                                                                           14928                              11730
                                                                           16251                              12415
                                                                           16794                              12566
                                                                           17023                              12971
                                                                           17543                              13267
                                                                           17796                              13343
                                                                           17926                              13120
4/04                                                                       17390                              12927
                                                                           18056                              13170
                                                                           18583                              13355
                                                                           17008                              12563
                                                                           16778                              12484
                                                                           17681                              12648
                                                                           17964                              12854
                                                                           18813                              13350
                                                                           19769                              13870
                                                                           19073                              13393
                                                                           18904                              13539
                                                                           18553                              13270
4/05                                                                       18071                              12967
                                                                           19233                              13617
                                                                           19975                              13608
                                                                           21137                              14298
                                                                           21229                              14113
                                                                           21703                              14182
                                                                           21290                              14010
                                                                           22216                              14630
                                                                           22857                              14587
                                                                           24347                              14943
                                                                           24001                              14914
                                                                           24445                              15181
4/06                                                                       24856                              15158
                                                                           23466                              14591
                                                                           23161                              14539
                                                                           22470                              14221
                                                                           22997                              14662
                                                                           23424                              15040
                                                                           24132                              15605
                                                                           25240                              15920
                                                                           25470                              15966
                                                                           26037                              16367
                                                                           25559                              16080
                                                                           26019                              16173
4/07                                                                       27552                              16906

    --- GROWTH OPPORTUNITIES FUND              --- RUSSELL 3000 GROWTH INDEX
        $9,450  starting value                     $10,000 starting value
        $27,552 ending value                       $16,906 ending value

RUSSELL 3000 GROWTH INDEX is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.


AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                INCEPTION      1        5        10       SINCE
                   DATE       YEAR     YEAR     YEAR    INCEPTION
----------------------------------------------------------------------
Growth Opp A#    3/31/1963   10.85%   12.32%   11.29%    13.09%
----------------------------------------------------------------------
Growth Opp A##   3/31/1963    4.75%   11.05%   10.66%    12.94%
----------------------------------------------------------------------
Growth Opp B#   11/14/1994    9.91%   11.50%    NA*       NA*
----------------------------------------------------------------------
Growth Opp B##  11/14/1994    4.91%   11.25%    NA*       NA*
----------------------------------------------------------------------
Growth Opp C#   11/14/1994    9.95%   11.51%   10.48%    10.93%
----------------------------------------------------------------------
Growth Opp C##  11/14/1994    8.95%   11.51%   10.48%    10.93%
----------------------------------------------------------------------
Growth Opp I#    2/19/2002   11.06%   12.36%     NA      12.26%
----------------------------------------------------------------------
Growth Opp L#    3/31/1963   11.04%   12.62%   11.44%    13.12%
----------------------------------------------------------------------
Growth Opp L##   3/31/1963    5.76%   11.53%   10.90%    13.00%
----------------------------------------------------------------------
Growth Opp R3#   2/19/2002   10.99%   12.79%     NA      12.12%
----------------------------------------------------------------------
Growth Opp R4#   2/19/2002   11.10%   12.81%     NA      12.14%
----------------------------------------------------------------------
Growth Opp R5#   2/19/2002   11.24%   12.84%     NA      12.16%
----------------------------------------------------------------------
Growth Opp Y#    2/19/2002   11.27%   12.85%     NA      12.17%
----------------------------------------------------------------------

  # Without sales charge
 ## With sales charge
 NA Not Applicable
  * 10 year and inception returns are not applicable for Class B because after 8 years Class B converts to Class A.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Classes A, B and C were offered beginning on February 19, 2002. Performance prior to that date is that of the fund's Classes L, M and N shares, respectively, which have lower operating expenses. Performance prior to February 19, 2002 would have been lower if Classes A, B and C shares expenses were applied during that period. Class I shares commenced operations on 8/31/06. Performance prior to 8/31/06 reflects Class A performance. (Classes M and N are no longer offered.) Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class Y performance.
(2) The initial investment in Classes A and L shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, I, L, R3, R4, R5 and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGER


MICHAEL T. CARMEN, CFA, CPA
Senior Vice President, Partner


MARIO E. ABULARACH, CFA
Vice President
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Class A shares of The Hartford Growth Opportunities Fund returned 14.17%, before sales charge, for the six-month period ended April 30, 2007, outperforming the benchmark, the Russell 3000 Growth Index, which returned 8.34% for the same period. The Fund also outperformed the 9.09% return of the average fund in the Lipper Multi-Cap Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

U.S. equity markets rose in the period as solid corporate earnings and continued merger & acquisition activity offset concerns of a weakening housing and credit environment. Within the Russell 3000 Growth Index, all ten sectors posted positive returns for the period, led by Materials (+19%), Utilities (+15%), and Energy (+14%). The laggards in this environment were Consumer Staples (+6%) and Consumer Discretionary (+6%).

The Fund outperformed by maintaining its focus on stock selection. Selection was particularly strong in the Materials, Information Technology and Consumer Discretionary sectors. Sector weightings, the result of bottom-up stock selection decisions, were also additive to relative (i.e. performance of the Fund as measured against the benchmark) performance. Schering Plough (Health
Care), Potash (Materials) and Cia Vale do Rio Doce (CVRD) (Materials) were top contributors to relative and absolute (i.e. total return) performance during the period. Schering Plough shares rose on news the company would buy Organon BioSciences from Holland's Akzo Nobel, expanding its line-up of central nervous system and women's health care products. In addition, Schering Plough continued to benefit from strong sales of Zetia, the company's anti-cholesterol drug. Canadian agricultural products firm Potash reported record earnings, as increasing end-market demand resulted in tight global capacity utilization rates at potash producers. Limited industry expansion plans provide a favorable outlook for near-term fundamentals. Brazilian mining company CVRD's shares rose as strong markets for iron ore and nickel supported higher earnings and guidance. Results from recently acquired Inco also exceeded expectations. We held all three stocks at the end of the period.

--------------------------------------------------------------------------------

Stock selection within the Financials and Energy sectors detracted from relative performance. In terms of individual names, Children's Place Retail Stores (Consumer Discretionary), Nasdaq Stock Market (Financials) and MoneyGram International (Information Technology) were among the top detractors from relative performance during the period. Children's Place shares were volatile as an investigation into the company's stock option practices may force the company to re-state historical earnings. We eliminated the stock during the period. Nasdaq Stock Market shares declined as a result of renewed competitive pressure from BATS Trading Inc.'s alternative trading platform, in addition to noise around the failed London Stock Exchange deal. Global payment services company MoneyGram International's stock price fell after reporting disappointing earnings and higher expenses due to increased marketing spending. We held Nasdaq Stock Market and MoneyGram International at the end of the period.

WHAT IS YOUR OUTLOOK?

While global economic growth appears to be on track, there clearly has been a deceleration in the U.S. We continue to anticipate 2-3% domestic GDP growth, with global growth north of 3% and global profit growth in the single digits. Overall, the inflation picture is mixed, as the recovery in oil prices and increases in grain prices augur increased pressure on inflation and interest rates. The biggest negative in the economy is housing, which was overbuilt and clearly is correcting. However, we consider physical statistics such as freight volumes and airline passenger figures as more useful gauges of the overall health of the economy, and so far these measures point toward steady but slowing growth.

Bottom-up decisions resulted in overweights (i.e. the Fund's sector position was greater than the benchmark position) in Materials, Health Care and Energy and underweights (i.e. the Fund's sector position was less than the benchmark position) in the Consumer Staples, Financials, and Information Technology sectors at the end of the period.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             9.9%
-------------------------------------------------------------------
Capital Goods                                               1.1
-------------------------------------------------------------------
Consumer Cyclical                                           8.0
-------------------------------------------------------------------
Consumer Staples                                            2.3
-------------------------------------------------------------------
Energy                                                      4.9
-------------------------------------------------------------------
Finance                                                     6.6
-------------------------------------------------------------------
Health Care                                                20.0
-------------------------------------------------------------------
Services                                                   11.5
-------------------------------------------------------------------
Technology                                                 28.1
-------------------------------------------------------------------
Transportation                                              1.4
-------------------------------------------------------------------
Utilities                                                   2.3
-------------------------------------------------------------------
Short-Term Investments                                     18.1
-------------------------------------------------------------------
Other Assets & Liabilities                                -14.2
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford High Yield Fund
(subadvised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS HIGH CURRENT INCOME.
GROWTH OF CAPITAL IS A SECONDARY OBJECTIVE.


PERFORMANCE OVERVIEW(3) 9/30/98 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                    LEHMAN BROTHERS HIGH YIELD
                                                                      HIGH YIELD FUND                    CORPORATE INDEX
                                                                      ---------------               --------------------------
9/30/98                                                                     9550                              10000
                                                                            9529                               9795
                                                                            9856                              10202
                                                                            9868                              10213
                                                                           10016                              10364
                                                                           10007                              10303
                                                                           10137                              10402
4/99                                                                       10326                              10603
                                                                           10123                              10460
                                                                           10113                              10437
                                                                           10102                              10479
                                                                           10026                              10363
                                                                            9986                              10289
                                                                           10040                              10221
                                                                           10168                              10341
                                                                           10211                              10457
                                                                           10120                              10412
                                                                           10106                              10431
                                                                           10011                              10212
4/00                                                                       10050                              10229
                                                                            9914                              10123
                                                                           10173                              10330
                                                                           10279                              10408
                                                                           10423                              10479
                                                                           10359                              10388
                                                                           10175                              10056
                                                                            9922                               9657
                                                                           10275                               9844
                                                                           10958                              10581
                                                                           11015                              10722
                                                                           10765                              10469
4/01                                                                       10624                              10339
                                                                           10689                              10525
                                                                           10340                              10230
                                                                           10498                              10381
                                                                           10587                              10503
                                                                            9962                               9797
                                                                           10359                              10039
                                                                           10688                              10406
                                                                           10572                              10363
                                                                           10465                              10436
                                                                           10110                              10290
                                                                           10216                              10538
4/02                                                                       10315                              10706
                                                                           10210                              10647
                                                                            9643                               9862
                                                                            9195                               9431
                                                                            9310                               9700
                                                                            9078                               9573
                                                                            9099                               9489
                                                                            9663                              10077
                                                                            9762                              10218
                                                                           10008                              10558
                                                                           10200                              10688
                                                                           10380                              10995
4/03                                                                       10924                              11647
                                                                           11106                              11768
                                                                           11336                              12106
                                                                           11058                              11973
                                                                           11158                              12111
                                                                           11504                              12442
                                                                           11710                              12693
                                                                           11862                              12886
                                                                           12133                              13177
                                                                           12268                              13429
                                                                           12236                              13395
                                                                           12273                              13486
4/04                                                                       12100                              13394
                                                                           11868                              13168
                                                                           12017                              13356
                                                                           12169                              13538
                                                                           12384                              13803
                                                                           12555                              14004
                                                                           12794                              14257
                                                                           12856                              14429
                                                                           12979                              14644
                                                                           12918                              14625
                                                                           13139                              14840
                                                                           12695                              14408
4/05                                                                       12589                              14268
                                                                           12822                              14521
                                                                           12989                              14806
                                                                           13157                              15065
                                                                           13175                              15094
                                                                           13029                              14943
                                                                           12917                              14839
                                                                           13005                              14916
                                                                           13111                              15045
                                                                           13251                              15285
                                                                           13358                              15387
                                                                           13448                              15479
4/06                                                                       13538                              15574
                                                                           13529                              15572
                                                                           13455                              15517
                                                                           13576                              15669
                                                                           13805                              15923
                                                                           13944                              16149
                                                                           14153                              16369
                                                                           14367                              16644
                                                                           14529                              16827
                                                                           14745                              17015
                                                                           14974                              17253
                                                                           15009                              17271
4/07                                                                       15228                              17495

    --- HIGH YIELD FUND                    --- LEHMAN BROTHERS HIGH YIELD CORPORATE INDEX
        $9,550  starting value                 $10,000 starting value
        $15,228 ending value                   $17,495 ending value

LEHMAN BROTHERS HIGH YIELD CORPORATE INDEX is an unmanaged broad-based market value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.


You cannot invest directly in an index.


The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                INCEPTION                       SINCE
                  DATE      1 YEAR   5 YEAR   INCEPTION
------------------------------------------------------------
High Yield A#   9/30/1998   12.48%   8.10%      5.58%
------------------------------------------------------------
High Yield A##  9/30/1998    7.42%   7.11%      5.02%
------------------------------------------------------------
High Yield B#   9/30/1998   11.51%   7.28%      NA*
------------------------------------------------------------
High Yield B##  9/30/1998    6.51%   6.98%      NA*
------------------------------------------------------------
High Yield C#   9/30/1998   11.59%   7.38%      4.88%
------------------------------------------------------------
High Yield C##  9/30/1998   10.59%   7.38%      4.88%
------------------------------------------------------------
High Yield R3#  9/30/1998   12.86%   8.93%      6.01%
------------------------------------------------------------
High Yield R4#  9/30/1998   12.97%   8.95%      6.02%
------------------------------------------------------------
High Yield R5#  9/30/1998   13.07%   8.97%      6.03%
------------------------------------------------------------
High Yield Y#   9/30/1998   13.00%   8.96%      6.02%
------------------------------------------------------------

 # Without sales charge
## With sales charge
NA Not Applicable
 * 10 year and inception returns are not applicable for Class B because after 8 years Class B converts to Class A.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class Y performance.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, R3, R4, R5 and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

MARK NILAND, CFA                         NASRI TOUTOUNGI                          JAMES SERHANT, CFA
Executive Vice President                 Managing Director                        Senior Vice President, Senior Investment Analyst

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford High Yield Fund returned 7.59%, before sales charge, for the six-month period ended April 30, 2007, versus its benchmark, the Lehman Brothers High Yield Corporate Index, which gained 6.88%, and the 6.76% average return of the Lipper High Yield Funds category, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

Security selection, sector allocation and yield curve positioning all contributed to the Fund's outperformance versus the Lehman Brothers High Yield Corporate Index during the period. Security selection was the biggest contributor, as a number of positions experienced meaningful price appreciation. These positions included Clarke American Corp., which tendered its debt at a significant premium, Charter Communications, Inc., which continued to improve its operating performance, and Level 3 Communications, Inc., which made strides in improving its liquidity and leverage profile.

In addition, an overweight (i.e. the Fund's sector position was greater than the benchmark position) to the wireless sector benefited from strengthening industry fundamentals while a heavy weighting in MetroPCS Communications, Inc. proved additive as an initial public offering reduced the company's leverage. The Fund's holdings of debt securities issued by Nortel Networks Corporation posted strong total returns, reflecting the improvement in the company's profitability.

An underweight (i.e. the Fund's sector position was less than the benchmark position) to the pipeline industry adversely affected total returns. In particular, the portfolio was below benchmark weighting in El Paso Corporation and Williams, two companies that were upgraded during the period. Although the Fund was underweighted to the troubled building materials sector, security selection within that sector hindered performance. In addition, the Fund's duration (i.e. sensitivity to changes in interest rates) positioning, relative to the benchmark, detracted slightly from overall performance.

WHAT IS THE OUTLOOK?

We remain positive on the high yield market mainly due to the persistent strength of fundamentals. With reported earnings for first quarter 2007 exceeding expectations by a healthy margin, and forward guidance generally increasing (though heavily weighted to the second half of the year), debt service capabilities of most companies remain strong and default rates are hovering near record lows. Unfortunately, risk premiums have moved toward record

--------------------------------------------------------------------------------

lows as well. As a result, the income component of future returns will be reduced, making it more difficult to continue to post the type of returns we have been able to capture over the past six months. Nevertheless, we do see opportunities in both the new issue and secondary markets, with robust merger and acquisition activity having the impact of further enhancing the fundamental tone of the market. In addition, we are finding select opportunities in the bank loan market, which allows the Fund to invest in higher quality securities while maintaining -- and in some cases even enhancing -- the Fund's yield.

DISTRIBUTION BY CREDIT QUALITY
as of April 30, 2007

                                                       PERCENTAGE OF
                                                         LONG-TERM
RATING                                                   HOLDINGS
--------------------------------------------------------------------
AAA                                                          0.2%
--------------------------------------------------------------------
BB                                                          19.0
--------------------------------------------------------------------
B                                                           53.9
--------------------------------------------------------------------
CCC                                                         24.1
--------------------------------------------------------------------
NR                                                           2.8
--------------------------------------------------------------------
TOTAL                                                      100.0%
--------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                            14.0%
-------------------------------------------------------------------
Capital Goods                                               1.6
-------------------------------------------------------------------
Consumer Cyclical                                          14.0
-------------------------------------------------------------------
Consumer Staples                                            1.9
-------------------------------------------------------------------
Energy                                                      4.5
-------------------------------------------------------------------
Finance                                                    13.5
-------------------------------------------------------------------
Health Care                                                 5.7
-------------------------------------------------------------------
Services                                                   18.3
-------------------------------------------------------------------
Technology                                                 18.1
-------------------------------------------------------------------
Transportation                                              1.6
-------------------------------------------------------------------
Utilities                                                   5.1
-------------------------------------------------------------------
Short-Term Investments                                     22.6
-------------------------------------------------------------------
Other Assets & Liabilities                                -20.9
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Income Allocation Fund
(advised by Hartford Investment Financial Services, LLC)

INVESTMENT OBJECTIVE -- SEEKS CURRENT INCOME AND, AS
A SECONDARY OBJECTIVE, CAPITAL PRESERVATION.


PERFORMANCE OVERVIEW(3) 5/28/04 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                              LEHMAN BROTHERS U.S. AGGREGATE BOND
                                                                INCOME ALLOCATION FUND                       INDEX
                                                                ----------------------        -----------------------------------
5/28/04                                                                  9550                                10000
                                                                         9550                                10000
                                                                         9560                                10057
7/04                                                                     9602                                10156
                                                                         9683                                10350
                                                                         9713                                10378
10/04                                                                    9781                                10465
                                                                         9765                                10382
                                                                         9832                                10477
1/05                                                                     9836                                10543
                                                                         9838                                10481
                                                                         9764                                10427
4/05                                                                     9820                                10568
                                                                         9888                                10682
                                                                         9939                                10741
7/05                                                                     9910                                10643
                                                                         9992                                10779
                                                                         9937                                10668
10/05                                                                    9880                                10584
                                                                         9915                                10631
                                                                         9989                                10732
1/06                                                                    10012                                10732
                                                                        10042                                10768
                                                                         9990                                10662
4/06                                                                    10001                                10643
                                                                        10005                                10631
                                                                        10016                                10654
7/06                                                                    10108                                10798
                                                                        10218                                10963
                                                                        10274                                11060
10/06                                                                   10339                                11133
                                                                        10432                                11262
                                                                        10390                                11197
1/07                                                                    10422                                11192
                                                                        10557                                11365
                                                                        10561                                11365
4/07                                                                    10626                                11426

    --- INCOME ALLOCATION FUND                       --- LEHMAN BROTHERS U.S. AGGREGATE
        $9,550  starting value                           BOND INDEX
        $10,626 ending value                             $10,000 starting value
                                                         $11,426 ending value

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Index and Commercial Mortgage-Backed Securities Index.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                        INCEPTION              SINCE
                          DATE      1 YEAR   INCEPTION
-----------------------------------------------------------
Income Allocation A#    5/28/2004    6.25%     3.72%
-----------------------------------------------------------
Income Allocation A##   5/28/2004    1.47%     2.10%
-----------------------------------------------------------
Income Allocation B#    5/28/2004    5.50%     3.01%
-----------------------------------------------------------
Income Allocation B##   5/28/2004    0.50%     2.04%
-----------------------------------------------------------
Income Allocation C#    5/28/2004    5.39%     2.97%
-----------------------------------------------------------
Income Allocation C##   5/28/2004    4.39%     2.97%
-----------------------------------------------------------
Income Allocation I#    5/28/2004    6.40%     3.77%
-----------------------------------------------------------
Income Allocation R3#   5/28/2004    6.11%     3.67%
-----------------------------------------------------------
Income Allocation R4#   5/28/2004    6.22%     3.71%
-----------------------------------------------------------
Income Allocation R5#   5/28/2004    6.32%     3.74%
-----------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class I shares commenced operations on 8/31/06. Performance prior to 8/31/06 reflects Class A performance. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class A performance.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, I, R3, R4 and R5 shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

HUGH WHELAN
Senior Vice President

EDWARD C. CAPUTO
Vice President

--------------------------------------------------------------------------------

WHAT DID THE MARKET DO AND HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Income Allocation Fund returned 2.77%, before sales charge, for the six months ended April 30, 2007, versus a 2.64% return for its benchmark, the Lehman Brothers U.S. Aggregate Bond Index, and 2.56% for the Lipper Intermediate Grade Debt Funds category, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

The yield curve steepened during the period, with the yield on the five year Treasury note decreasing five basis points to 4.51% and the yield on the 10-year Treasury note increasing two basis points to 4.62%. Within the major sectors of the Lehman Brothers U.S. Aggregate Bond Index, mortgage backed securities were the top performers, while U.S. Treasuries were the worst. The fixed income allocation is structured around six fixed income indices. For the six month period, the best performer was the Lehman Brothers High Yield Index (up 6.88%), followed by the CSFB Leveraged Loan Index (up 3.98%), Lehman Brothers U.S. Aggregate Bond Index (up 2.64%), Merrill Lynch 3-Month U.S. Treasury Bill Index (up 2.62%), Lehman Brothers 1-3 Year Government Index (up 2.34%), and Lehman U.S. TIPS (Treasury Inflation Protected Securities) Index (up 2.07%). Consequently, the Fund benefited from its allocation to high yield and floating rate notes, while the other asset classes underperformed the Fund's fixed income benchmark. The Fund's duration (i.e. sensitivity to changes in interest rates) is targeted to be less than the Lehman Brothers U.S. Aggregate Bond Index based on risk preferences of the Fund. For the period, short duration positioning detracted from overall performance.

Besides the asset allocation decision, the Fund's performance is also influenced by the performance of the underlying active fund mangers. In keeping with the Fund's long-term approach, we typically use cash flows to reallocate among the underlying funds. However, a hard rebalance (i.e. a fund rebalancing to move the underlying fund investments to their target allocation percentages) was performed in November to align the actual allocations with our targets.

WHAT IS THE OUTLOOK?

Economic data continues to suggest weaker growth ahead, a trend that began in the first quarter of the year. Additionally, the Federal Reserve concluded at its March meeting that business executives are pessimistic about sales growth, which poses a downside risk to the economy. Other risks going forward include the potential effects of the ongoing troubles within the housing sector as well as

--------------------------------------------------------------------------------

persistently high energy and food costs, which could sap consumer spending. Although business activity has been sluggish, strong consumption supports growth. And while recent CPI data suggests some moderation in core inflation, inflationary pressures remain elevated. Unless these pressures ease, we believe it is unlikely that the Federal Reserve will cut rates in the foreseeable future, as many are anticipating. While we do not feel that the economy is headed for a recession, our outlook for growth and interest rates is biased to the lower side.

COMPOSITION BY UNDERLYING FUND
as of April 30, 2007

                                                      PERCENTAGE OF
FUND NAME                                              NET ASSETS
-------------------------------------------------------------------
Hartford Floating Rate Fund, Class Y                        8.1%
-------------------------------------------------------------------
Hartford High Yield Fund, Class Y                           7.5
-------------------------------------------------------------------
Hartford Income Fund, Class Y                              17.1
-------------------------------------------------------------------
Hartford Inflation Plus Fund, Class Y                      20.4
-------------------------------------------------------------------
Hartford Money Market Fund, Class Y                         8.7
-------------------------------------------------------------------
Hartford Short Duration Fund, Class Y                      22.1
-------------------------------------------------------------------
Hartford Total Return Bond Fund, Class Y                   15.4
-------------------------------------------------------------------
Other Assets & Liabilities                                  0.7
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Income Fund
(subadvised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS TO PROVIDE A HIGH LEVEL OF
CURRENT INCOME. CAPITAL APPRECIATION IS A SECONDARY OBJECTIVE.


PERFORMANCE OVERVIEW(2) 10/31/02 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                              LEHMAN BROTHERS U.S. AGGREGATE BOND
                                                                     INCOME FUND                             INDEX
                                                                     -----------              -----------------------------------
10/31/02                                                                 9550                                10000
                                                                         9662                                10207
                                                                         9820                                10215
                                                                         9883                                10357
                                                                        10045                                10349
                                                                        10099                                10434
4/30/03                                                                 10314                                10629
                                                                        10459                                10608
                                                                        10540                                10251
                                                                        10193                                10319
                                                                        10273                                10592
                                                                        10563                                10493
                                                                        10580                                10518
                                                                        10637                                10625
                                                                        10804                                10711
                                                                        10895                                10827
                                                                        10995                                10908
                                                                        11080                                10624
4/30/04                                                                 10788                                10582
                                                                        10691                                10641
                                                                        10769                                10747
                                                                        10897                                10952
                                                                        11108                                10982
                                                                        11170                                11074
                                                                        11305                                10985
                                                                        11242                                11086
                                                                        11356                                11156
                                                                        11376                                11090
                                                                        11373                                11033
                                                                        11209                                11183
4/30/05                                                                 11289                                11304
                                                                        11414                                11365
                                                                        11497                                11262
                                                                        11460                                11406
                                                                        11597                                11289
                                                                        11490                                11199
                                                                        11384                                11249
                                                                        11450                                11356
                                                                        11550                                11356
                                                                        11601                                11394
                                                                        11659                                11282
                                                                        11578                                11262
4/30/06                                                                 11590                                11250
                                                                        11558                                11274
                                                                        11538                                11426
                                                                        11682                                11601
                                                                        11874                                11703
                                                                        11983                                11780
                                                                        12095                                11917
                                                                        12253                                11848
                                                                        12236                                11843
                                                                        12268                                12026
                                                                        12437                                12026
                                                                        12425                                12091
4/30/07                                                                 12504                                12087

    --- INCOME FUND                        --- LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX
        $9,550  starting value                 $10,000 starting value
        $12,504 ending value                   $12,087 ending value

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index.


You cannot invest directly in an index.


The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

            INCEPTION               SINCE
               DATE      1 YEAR   INCEPTION
------------------------------------------------
Income A#   10/31/2002   7.90%      6.17%
------------------------------------------------
Income A##  10/31/2002   3.04%      5.09%
------------------------------------------------
Income B#   10/31/2002   7.09%      5.41%
------------------------------------------------
Income B##  10/31/2002   2.09%      5.03%
------------------------------------------------
Income C#   10/31/2002   7.11%      5.45%
------------------------------------------------
Income C##  10/31/2002   6.11%      5.45%
------------------------------------------------
Income Y#   11/28/2003   8.20%      5.10%
------------------------------------------------

  #  Without sales charge
 ##  With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

WILLIAM H. DAVISON, JR.
Managing Director

JEFFREY S. MACDONALD, CFA
Vice President

CHARLES MOON
Executive Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Income Fund returned 3.39%, before sales charge, for the six-month period ended April 30, 2007, versus its benchmark, the Lehman Brothers U.S. Aggregate Bond Index, which gained 2.64%, and the 2.58% average return of the Lipper Corporate Debt A-Rated Funds category, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's overall outperformance was driven by a favorable combination of sector rotation (i.e. shifting of assets between different sectors), interest rate positioning, and security selection. Sector rotation was the largest positive contributor as strong performance in lower quality credit, specifically high yield and emerging markets, drove the Fund's returns throughout the period. These allocations were maintained against underweights (i.e. the Fund's sector position was less than the benchmark position) to U.S. Treasuries and agencies, which underperformed most sectors of the overall market.

Interest rate risk was tactically managed, with the bulk of the outperformance driven by decisions early in the six-month period. Overall, these interest rate decisions drove performance more so than the Fund's yield curve positioning. In addition, security selection added modestly to the Fund's outperformance, helped by an overweight (i.e. the Fund's sector position was greater than the benchmark position) to longer maturity investment grade corporate bonds.

WHAT IS THE OUTLOOK?

The economy has experienced slower growth over the past two calendar quarters. Moderation in employment, consumer spending and business investment, driven in large part by weakness in the housing and manufacturing sectors, has contributed to this slowdown. Inflation still remains a concern for the Federal Open Market Committee (the "Federal Reserve"). Although core prices have softened recently, they still remain above the Federal Reserve's "comfort range" of 1% to 2%. This, and the recent spike in gasoline prices, should keep the Federal Reserve's "balance of risks" focused on inflation over the coming months. In our view, if the economy continues to follow the Federal Reserve's outlook of moderately paced growth and an easing in core price pressures, changes in interest rate policy should remain on hold. As such, we see interest rates as range bound over the coming months.

We remain positive on credit risk and see value in lower quality sectors like high yield and bank loans. We currently view the attractiveness of the investment grade corporate bond market as

--------------------------------------------------------------------------------

fair, though re-levering and leveraged buyout activity have increased risk in this part of the market. We have initiated and maintain an allocation to U.S. Treasury Inflation Protected Securities (TIPS) as headline inflation pressures, led by high gasoline prices, have increased the attractiveness of this sector.

DISTRIBUTION BY CREDIT QUALITY
as of April 30, 2007

                                                      PERCENTAGE OF
                                                        LONG-TERM
RATING                                                  HOLDINGS
-------------------------------------------------------------------
AAA                                                        46.8%
-------------------------------------------------------------------
AA                                                          5.4
-------------------------------------------------------------------
A                                                           9.9
-------------------------------------------------------------------
BBB                                                         8.4
-------------------------------------------------------------------
BB                                                         12.4
-------------------------------------------------------------------
B                                                          15.0
-------------------------------------------------------------------
CCC                                                         1.3
-------------------------------------------------------------------
NR                                                          0.8
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             2.7%
-------------------------------------------------------------------
Capital Goods                                               0.4
-------------------------------------------------------------------
Consumer Cyclical                                           3.3
-------------------------------------------------------------------
Consumer Staples                                            1.3
-------------------------------------------------------------------
Energy                                                      1.1
-------------------------------------------------------------------
Finance                                                    26.2
-------------------------------------------------------------------
Foreign Governments                                         0.4
-------------------------------------------------------------------
Health Care                                                 2.3
-------------------------------------------------------------------
Services                                                    6.1
-------------------------------------------------------------------
Technology                                                  7.2
-------------------------------------------------------------------
Transportation                                              0.3
-------------------------------------------------------------------
U.S. Government Agencies                                   26.2
-------------------------------------------------------------------
U.S. Government Securities                                 13.8
-------------------------------------------------------------------
Utilities                                                   0.9
-------------------------------------------------------------------
Short-Term Investments                                     31.7
-------------------------------------------------------------------
Other Assets & Liabilities                                -23.9
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Inflation Plus Fund
(subadvised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS A TOTAL RETURN THAT EXCEEDS THE RATE OF INFLATION OVER AN ECONOMIC CYCLE.


PERFORMANCE OVERVIEW(3) 10/31/02 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                LEHMAN BROTHERS U.S. TREASURY
                                                                INFLATION PLUS FUND          INFLATION-PROTECTED SECURITIES INDEX
                                                                -------------------          ------------------------------------
10/31/02                                                                9550                                10000
                                                                        9528                                 9993
                                                                        9842                                10329
                                                                        9889                                10407
                                                                       10245                                10796
                                                                       10082                                10621
4/03                                                                   10037                                10594
                                                                       10507                                11097
                                                                       10407                                10983
                                                                        9921                                10476
                                                                       10072                                10664
                                                                       10390                                11017
                                                                       10412                                11077
                                                                       10411                                11084
                                                                       10500                                11197
                                                                       10609                                11325
                                                                       10842                                11586
                                                                       11003                                11772
4/04                                                                   10488                                11201
                                                                       10628                                11403
                                                                       10621                                11408
                                                                       10707                                11514
                                                                       10976                                11823
                                                                       10988                                11846
                                                                       11077                                11965
                                                                       11044                                11936
                                                                       11228                                12144
                                                                       11226                                12145
                                                                       11173                                12093
                                                                       11173                                12104
4/05                                                                   11367                                12335
                                                                       11446                                12420
                                                                       11469                                12473
                                                                       11248                                12211
                                                                       11487                                12493
                                                                       11456                                12475
                                                                       11310                                12316
                                                                       11316                                12337
                                                                       11442                                12489
                                                                       11441                                12488
                                                                       11429                                12482
                                                                       11190                                12208
4/06                                                                   11164                                12198
                                                                       11200                                12234
                                                                       11211                                12268
                                                                       11377                                12468
                                                                       11570                                12684
                                                                       11581                                12705
                                                                       11569                                12683
                                                                       11702                                12840
                                                                       11414                                12541
                                                                       11425                                12557
                                                                       11657                                12825
                                                                       11691                                12856
4/07                                                                   11761                                12947

    --- INFLATION PLUS FUND                    --- LEHMAN BROTHERS U.S. TREASURY
        $9,550  starting value                     INFLATION-PROTECTED SECURITIES INDEX
        $11,761 ending value                       $10,000 starting value
                                                   $12,947 ending value

LEHMAN BROTHERS U.S. TREASURY INFLATION-PROTECTED SECURITIES INDEX represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                     INCEPTION               SINCE
                        DATE      1 YEAR   INCEPTION
---------------------------------------------------------
Inflation Plus A#    10/31/2002    5.35%     4.74%
---------------------------------------------------------
Inflation Plus A##   10/31/2002    0.61%     3.67%
---------------------------------------------------------
Inflation Plus B#    10/31/2002    4.62%     4.02%
---------------------------------------------------------
Inflation Plus B##   10/31/2002   -0.38%     3.63%
---------------------------------------------------------
Inflation Plus C#    10/31/2002    4.52%     4.00%
---------------------------------------------------------
Inflation Plus C##   10/31/2002    3.52%     4.00%
---------------------------------------------------------
Inflation Plus I#    11/28/2003    5.64%     4.80%
---------------------------------------------------------
Inflation Plus R3#   11/28/2003    5.32%     3.89%
---------------------------------------------------------
Inflation Plus R4#   11/28/2003    5.46%     3.93%
---------------------------------------------------------
Inflation Plus R5#   11/28/2003    5.50%     3.94%
---------------------------------------------------------
Inflation Plus Y#    11/28/2003    5.63%     3.98%
---------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class I shares commenced operations on 8/31/06. Performance prior to 8/31/06 reflects Class A performance. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class Y performance.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, I, R3, R4, R5 and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

JOHN HENDRICKS
Senior Vice President

TIMOTHY WILHIDE
Senior Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Inflation Plus Fund returned 1.66%, before sales charge, for the six-month period ended April 30, 2007, versus its benchmark, the Lehman Brothers U.S. Treasury Inflation-Protected Securities Index, which returned 2.07%, and the 1.80% average return of the Lipper Treasury Inflation Protected Securities Index, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

The six-month period was characterized by two distinct views of Treasury Inflation Protected Securities (TIPS). The first view, prevailing in November and December, was that TIPS were unattractive versus nominal Treasury securities as a result of weak oil and gasoline prices and low seasonal inflation accrual. During this period, TIPS underperformed similar maturity nominal Treasuries by approximately 30 basis points in short maturities to as much as 200 basis points for long maturities. The situation reversed dramatically from January to April, as retail gasoline prices unexpectedly jumped by 32% to a national average of $2.97 per gallon at the end of April, pushing the Consumer Price Index (CPI) above expectations. As a result, TIPS outperformed similar maturity nominal Treasuries by 50 to 150 basis points, depending on the maturity, for the four month period ending April 30.

During the period the Fund reduced its bank loan allocation to 5% from 10%. This was prompted by our view that this asset class, while fundamentally attractive, was fully priced, especially in light of evidence that investors were beginning to reassess their willingness to hold riskier assets. In effect, we lowered our position in bank loans with the expectation that we could add them back later in 2007 at less fully valued levels. However, we continue to view bank loans as a core holding and an asset class we do not expect to trade aggressively; we simply saw an opportunity to sell part of the position at very attractive prices.

WHAT IS THE OUTLOOK?

We expect continued upward pressure on inflation. In particular, we believe the current consensus forecast for CPI will prove to be low through the spring and much of the summer, as gasoline, food, and the "owner's equivalent rent" (i.e. an estimate of the rent homeowners would pay if they were renting the residences they own) component of housing-related inflation remain elevated.

--------------------------------------------------------------------------------

Beyond that, much depends on whether economic growth accelerates above 3%, which would add to inflationary pressures.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             0.5%
-------------------------------------------------------------------
Consumer Cyclical                                           0.6
-------------------------------------------------------------------
Finance                                                     1.1
-------------------------------------------------------------------
Health Care                                                 1.1
-------------------------------------------------------------------
Services                                                    0.9
-------------------------------------------------------------------
Technology                                                  0.7
-------------------------------------------------------------------
U.S. Government Securities                                101.6
-------------------------------------------------------------------
Utilities                                                   0.6
-------------------------------------------------------------------
Short-Term Investments                                      0.7
-------------------------------------------------------------------
Other Assets & Liabilities                                 -7.8
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DISTRIBUTION BY CREDIT QUALITY
as of April 30, 2007

                                                      PERCENTAGE OF
                                                        LONG-TERM
RATING                                                  HOLDINGS
-------------------------------------------------------------------
AAA                                                        94.8%
-------------------------------------------------------------------
BBB                                                         0.5
-------------------------------------------------------------------
BB                                                          4.4
-------------------------------------------------------------------
B                                                           0.2
-------------------------------------------------------------------
NR                                                          0.1
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford International Capital Appreciation Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS CAPITAL APPRECIATION.

PERFORMANCE OVERVIEW(3) 4/30/01 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                 INTERNATIONAL CAP APP FUND           MSCI EAFE GROWTH INDEX
                                                                 --------------------------           ----------------------
4/30/01                                                                     9450                              10000
                                                                            8836                               9601
                                                                            8411                               9137
                                                                            8297                               8915
                                                                            7825                               8509
                                                                            6861                               7706
                                                                            7201                               8013
                                                                            7815                               8425
                                                                            8023                               8474
                                                                            7702                               8017
                                                                            7834                               8125
                                                                            8222                               8477
4/02                                                                        8080                               8488
                                                                            8146                               8512
                                                                            7768                               8295
                                                                            7002                               7411
                                                                            6880                               7355
                                                                            6067                               6716
                                                                            6549                               7097
                                                                            7154                               7306
                                                                            6517                               7138
                                                                            6574                               6785
                                                                            6423                               6639
                                                                            6234                               6575
4/03                                                                        6990                               7151
                                                                            7605                               7527
                                                                            7794                               7661
                                                                            8031                               7762
                                                                            8381                               7905
                                                                            8400                               8174
                                                                            9100                               8645
                                                                            9207                               8848
                                                                            9711                               9457
                                                                           10082                               9642
                                                                           10548                               9826
                                                                           10796                               9837
4/04                                                                       10282                               9600
                                                                           10463                               9583
                                                                           10796                               9714
                                                                           10035                               9320
                                                                           10082                               9331
                                                                           10586                               9563
                                                                           11024                               9883
                                                                           11642                              10567
                                                                           11975                              11015
                                                                           11604                              10762
                                                                           11480                              11195
                                                                           11052                              10925
4/05                                                                       10948                              10723
                                                                           11033                              10764
                                                                           11090                              10853
                                                                           11480                              11184
                                                                           11813                              11507
                                                                           12061                              11993
                                                                           11547                              11666
                                                                           11957                              11888
                                                                           12649                              12517
                                                                           13614                              13289
                                                                           13402                              13140
                                                                           13807                              13655
4/06                                                                       14465                              14282
                                                                           13702                              13692
                                                                           13567                              13712
                                                                           13489                              13777
                                                                           13847                              14111
                                                                           13934                              14034
                                                                           14417                              14513
                                                                           15115                              14938
                                                                           15533                              15358
                                                                           15565                              15483
                                                                           15374                              15603
                                                                           15873                              16129
4/07                                                                       16308                              16831

    --- INTERNATIONAL CAP APP FUND             -- MSCI EAFE GROWTH INDEX
        $9,450  starting value                     $10,000 starting value
        $16,308 ending value                       $16,831 ending value

MSCI EAFE GROWTH INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance (excluding the U.S. and Canada) of the growth securities within the MSCI EAFE Index.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                    INCEPTION                       SINCE
                      DATE      1 YEAR   5 YEAR   INCEPTION
----------------------------------------------------------------
Int'l Cap App A#    4/30/2001   12.73%   15.07%     9.51%
----------------------------------------------------------------
Int'l Cap App A##   4/30/2001    6.53%   13.77%     8.49%
----------------------------------------------------------------
Int'l Cap App B#    4/30/2001   11.89%   14.24%     8.73%
----------------------------------------------------------------
Int'l Cap App B##   4/30/2001    6.89%   14.01%     8.62%
----------------------------------------------------------------
Int'l Cap App C#    4/30/2001   11.90%   14.22%     8.73%
----------------------------------------------------------------
Int'l Cap App C##   4/30/2001   10.90%   14.22%     8.73%
----------------------------------------------------------------
Int'l Cap App I#    4/30/2001   13.03%   15.13%     9.56%
----------------------------------------------------------------
Int'l Cap App R3#   4/30/2001   12.92%   15.51%     9.95%
----------------------------------------------------------------
Int'l Cap App R4#   4/30/2001   13.06%   15.54%     9.97%
----------------------------------------------------------------
Int'l Cap App R5#   4/30/2001   13.13%   15.55%     9.98%
----------------------------------------------------------------
Int'l Cap App Y#    4/30/2001   13.28%   15.58%    10.01%
----------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class I shares commenced operations on 8/31/06. Performance prior to 8/31/06 reflects Class A performance. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class Y performance.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, I, R3, R4, R5 and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGEMENT

ANDREW S. OFFIT, CPA
Senior Vice President, Partner

JEAN-MARC BERTEAUX
Senior Vice President, Partner

MATTHEW D. HUDSON, CFA
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford International Capital Appreciation Fund returned 13.11%, before sales charge, for the six-month period ended April 30, 2007, underperforming its benchmark, the MSCI EAFE Growth Index, which returned 15.97% for the same period. The Fund also underperformed the 14.93% return of the average fund in the Lipper International Multi-Cap Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

Despite a strong finish for global equity markets in 2006, helped by robust merger and acquisition activity and solid cash flows, volatility returned to global equity markets in 2007. A one day sell-off in the Chinese stock market and the weakening credit environment marked by high delinquency rates among subprime borrowers were offset by strong corporate earnings growth and merger and acquisition activity across many industries. The MSCI EAFE Growth Index modestly outperformed the MSCI EAFE Value Index by approximately 45 basis points. Within the MSCI EAFE Growth Index, all sectors had positive returns during the period, led by Industrials, Consumer Staples and Utilities. The Health Care, Financials, and Information Technology sectors lagged broader market returns.

The Fund's underperformance relative (i.e. performance of the Fund as measured against the benchmark) to the MSCI EAFE Growth Index during the period resulted from the Fund's sector allocations, a fallout of bottom-up stock selection and weaker stock selection within several sectors. An underweight (i.e. the Fund's sector position was less than the benchmark position) to the outperforming Industrials sector and a large overweight (i.e. the Fund's sector position was greater than the benchmark position) to the underperforming Information Technology sector detracted from relative results. Weak stock selection in Consumer Discretionary, Consumer Staples, and Industrials was partially offset by strong stock selection within the Materials, Information Technology, and Financials sectors.

Top detractors from the Fund's relative performance were Rakuten (Retailing), Vallourec (Capital Goods), and Suzuki Motor (Automobiles). Japanese e-commerce firm Rakuten stumbled after reporting a decline in profits. We maintain our position in the stock. We trimmed Vallourec, French maker of seamless tubes for the oil and gas industries, which was among our best performers for 2006. Among Japan's largest automakers, Suzuki experienced a drop in its shares after the yen reversed its decline against the dollar and a report indicated a slowdown in U.S. economic growth. We eliminated our position in the stock.

--------------------------------------------------------------------------------

Nintendo (Software), Salzgitter (Materials) and Veolia (Utilities) were the top three relative contributors owned by the Fund. Video game console and software maker Nintendo successfully launched extremely popular Wii game consoles this holiday season. The company also experienced solid earnings growth from robust sales of its touch-screen DS portable game play. Shares of German steelmaker Salzgitter AG rose sharply after analyst upgrades citing strong product demand. Veolia, the world's largest water management company, provides outsourcing for clean water, waste management, and transport services. Shares benefited from an upsurge in global demand for clean water, pollution control, and energy saving resources, particularly in China. Additionally, the stock's price rose on speculation that rival Suez may be acquired.

WHAT IS THE OUTLOOK?

At the end of the period, our stock-by-stock investment process resulted in overweights in Consumer Discretionary, Information Technology, and Consumer Staples stocks. Within Consumer Discretionary, we are positioned towards companies with less exposure to weakening U.S. consumption. Relative to the MSCI EAFE Growth Index, our most significant underweights were in Financials, Health Care, and Materials. Our Financials exposure is centered on investment management and capital markets; we maintain an underweight to banks.

DIVERSIFICATION BY COUNTRY
as of April 30, 2007

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
Australia                                                   1.3%
-------------------------------------------------------------------
Austria                                                     0.7
-------------------------------------------------------------------
Brazil                                                      1.4
-------------------------------------------------------------------
Canada                                                      6.5
-------------------------------------------------------------------
China                                                       2.3
-------------------------------------------------------------------
Denmark                                                     1.7
-------------------------------------------------------------------
Finland                                                     2.7
-------------------------------------------------------------------
France                                                     10.3
-------------------------------------------------------------------
Germany                                                    16.3
-------------------------------------------------------------------
Greece                                                      0.7
-------------------------------------------------------------------
Hong Kong                                                   1.3
-------------------------------------------------------------------
Ireland                                                     3.1
-------------------------------------------------------------------
Japan                                                      10.5
-------------------------------------------------------------------
Luxembourg                                                  0.5
-------------------------------------------------------------------
Mexico                                                      0.8
-------------------------------------------------------------------
Netherlands                                                 4.6
-------------------------------------------------------------------
Norway                                                      0.4
-------------------------------------------------------------------
Russia                                                      0.1
-------------------------------------------------------------------
South Korea                                                 1.6
-------------------------------------------------------------------
Spain                                                       0.9
-------------------------------------------------------------------
Sweden                                                      2.0
-------------------------------------------------------------------
Switzerland                                                 6.7
-------------------------------------------------------------------
Taiwan                                                      1.4
-------------------------------------------------------------------
United Kingdom                                             17.6
-------------------------------------------------------------------
Short-Term Investments                                     14.2
-------------------------------------------------------------------
Other Assets & Liabilities                                 -9.6
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                            11.6%
-------------------------------------------------------------------
Capital Goods                                               7.1
-------------------------------------------------------------------
Consumer Cyclical                                          17.2
-------------------------------------------------------------------
Consumer Staples                                           10.2
-------------------------------------------------------------------
Energy                                                      1.1
-------------------------------------------------------------------
Finance                                                    11.8
-------------------------------------------------------------------
Health Care                                                 6.7
-------------------------------------------------------------------
Services                                                    3.3
-------------------------------------------------------------------
Technology                                                 19.1
-------------------------------------------------------------------
Transportation                                              2.9
-------------------------------------------------------------------
Utilities                                                   4.4
-------------------------------------------------------------------
Short-Term Investments                                     14.2
-------------------------------------------------------------------
Other Assets & Liabilities                                 -9.6
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford International Opportunities Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS GROWTH OF CAPITAL.

PERFORMANCE OVERVIEW(3) 4/30/97 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                              INTERNATIONAL OPPORTUNITIES FUND   MSCI AC WORLD FREE EX U.S. INDEX
                                                              --------------------------------   --------------------------------
4/30/97                                                                     9450                              10000
                                                                           10002                              10618
                                                                           10428                              11204
                                                                           10731                              11430
                                                                           10018                              10531
                                                                           10535                              11101
                                                                            9795                              10155
                                                                            9670                              10029
                                                                            9628                              10144
                                                                            9765                              10447
                                                                           10393                              11144
                                                                           10857                              11530
4/98                                                                       11084                              11612
                                                                           11148                              11402
                                                                           11166                              11359
                                                                           11266                              11467
                                                                            9665                               9850
                                                                            9364                               9642
                                                                            9974                              10651
                                                                           10547                              11224
                                                                           10834                              11611
                                                                           11153                              11598
                                                                           10898                              11338
                                                                           11481                              11886
4/99                                                                       11910                              12480
                                                                           11409                              11894
                                                                           11944                              12441
                                                                           12245                              12732
                                                                           12254                              12777
                                                                           12327                              12863
                                                                           12737                              13342
                                                                           13494                              13876
                                                                           15074                              15199
                                                                           14272                              14374
                                                                           15240                              14762
                                                                           15162                              15318
4/00                                                                       14370                              14463
                                                                           13813                              14093
                                                                           14327                              14693
                                                                           13895                              14113
                                                                           14091                              14288
                                                                           13385                              13495
                                                                           12786                              13066
                                                                           12240                              12480
                                                                           12733                              12906
                                                                           12805                              13100
                                                                           11797                              12063
                                                                           10985                              11210
4/01                                                                       11787                              11972
                                                                           11355                              11642
                                                                           11006                              11195
                                                                           10759                              10946
                                                                           10450                              10674
                                                                            9369                               9542
                                                                            9606                               9809
                                                                           10152                              10258
                                                                           10348                              10390
                                                                            9853                               9945
                                                                            9833                              10017
                                                                           10358                              10602
4/02                                                                       10296                              10629
                                                                           10399                              10745
                                                                            9915                              10281
                                                                            8885                               9279
                                                                            8752                               9280
                                                                            7691                               8296
                                                                            8268                               8742
                                                                            8618                               9162
                                                                            8257                               8866
                                                                            7876                               8555
                                                                            7629                               8381
                                                                            7465                               8219
4/03                                                                        8144                               9011
                                                                            8607                               9585
                                                                            8731                               9850
                                                                            8988                              10112
                                                                            9308                              10414
                                                                            9359                              10705
                                                                            9946                              11399
                                                                           10152                              11648
                                                                           10856                              12537
                                                                           10980                              12739
                                                                           11248                              13062
                                                                           11310                              13143
4/04                                                                       10990                              12734
                                                                           11073                              12763
                                                                           11351                              13052
                                                                           10815                              12671
                                                                           10815                              12773
                                                                           11145                              13183
                                                                           11557                              13642
                                                                           12268                              14589
                                                                           12731                              15215
                                                                           12453                              14953
                                                                           12875                              15691
                                                                           12556                              15265
4/05                                                                       12319                              14888
                                                                           12381                              14982
                                                                           12628                              15264
                                                                           13246                              15827
                                                                           13596                              16232
                                                                           14091                              17069
                                                                           13524                              16448
                                                                           13782                              17001
                                                                           14478                              17819
                                                                           15480                              19061
                                                                           15191                              19006
                                                                           15697                              19558
4/06                                                                       16554                              20567
                                                                           15820                              19619
                                                                           15769                              19599
                                                                           15831                              19799
                                                                           16234                              20361
                                                                           16068                              20374
                                                                           16668                              21203
                                                                           17290                              21973
                                                                           17903                              22658
                                                                           18127                              22743
                                                                           17956                              22882
                                                                           18361                              23526
4/07                                                                       19074                              24617

    --- INTERNATIONAL OPPORTUNITIES FUND       --- MSCI AC WORLD FREE EX U.S. INDEX
        $9,450  starting value                     $10,000 starting value
        $19,074 ending value                       $24,617 ending value

MSCI AC WORLD FREE EX U.S. INDEX is a broad based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                INCEPTION     1        5       10       SINCE
                  DATE       YEAR     YEAR    YEAR    INCEPTION
--------------------------------------------------------------------
Int'l Opp A#    7/22/1996   15.22%   13.12%   7.27%     7.41%
--------------------------------------------------------------------
Int'l Opp A##   7/22/1996    8.89%   11.85%   6.67%     6.85%
--------------------------------------------------------------------
Int'l Opp B#    7/22/1996   14.58%   12.33%    NA*      NA*
--------------------------------------------------------------------
Int'l Opp B##   7/22/1996    9.58%   12.08%    NA*      NA*
--------------------------------------------------------------------
Int'l Opp C#    7/22/1996   14.42%   12.26%   6.47%     6.61%
--------------------------------------------------------------------
Int'l Opp C##   7/22/1996   13.42%   12.26%   6.47%     6.61%
--------------------------------------------------------------------
Int'l Opp R3#   7/22/1996   15.57%   13.60%   7.74%     7.88%
--------------------------------------------------------------------
Int'l Opp R4#   7/22/1996   15.70%   13.63%   7.75%     7.89%
--------------------------------------------------------------------
Int'l Opp R5#   7/22/1996   15.82%   13.65%   7.76%     7.90%
--------------------------------------------------------------------
Int'l Opp Y#    7/22/1996   15.95%   13.68%   7.77%     7.91%
--------------------------------------------------------------------

 # Without sales charge
## With sales charge
NA Not Applicable
 * 10 year and inception returns are not applicable for Class B because after 8 years Class B converts to Class A.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class Y performance.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, R3, R4, R5 and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGEMENT

NICOLAS M. CHOUMENKOVITCH
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford International Opportunities Fund returned 14.44%, before sales charge, for the six-month period ended April 30, 2007, underperforming its benchmark, the MSCI AC World Free ex U.S. Index, which returned 16.10% for the same period. However, the Fund outperformed the 13.91% return of the average fund in the Lipper International Large Cap Core Funds peer group, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

International equity markets rose strongly during the period. Every sector in the MSCI AC World Free ex U.S. Index rose, led by Industrials (+26%), Materials (+24%), and Utilities (+23%). Health Care (+8%), Energy (+8%), and Information Technology (+9%) put up strong returns but trailed the broader market. From a regional perspective Emerging Markets (+20%), Asian (+24%), and European (+19%) stocks performed particularly well, while Japan (+5%) and North America (+12%) lagged.

The Fund's underperformance was due to sector allocation. Overweight (i.e. the Fund's sector position was greater than the benchmark position) allocations to lagging Information Technology and Consumer Discretionary stocks, and underweights (i.e. the Fund's sector position was less than the benchmark position) to surging Materials and Utilities stocks, detracted from relative (i.e. performance of the Fund as measured against the benchmark) results. Stock selection was weak in Information Technology, Health Care, and Telecommunication Services. Stocks that had the greatest negative impact on relative returns during the period included SOITEC (Information Technology), Nortel (Information Technology), and Mitsubishi UFJ Financial Group (Financials). Semiconductor company SOITEC saw its shares fall on worries about the near-term outlook of its major customer Advanced Micro Devices (AMD) as well as slower-than-expected market demand for microprocessors. We remain confident in the longer-term prospects of the company's specialty silicon wafer technology and retain our position. Shares of Canadian phone equipment manufacturer Nortel tumbled on news that it would have to delay the filing of its 2006 annual report and restate prior years' financial results. We believe that Nortel's new management team will be successful in achieving significant cost cuts and driving profitability higher. We also expect Nortel to benefit from an improving pricing environment and expected increases in capital expenditures for wireline equipment. Shares of Mitsubishi UFJ Financial Group

--------------------------------------------------------------------------------

traded lower when its consumer lending unit announced that its losses were greater than previously forecast.

Stock selection overall was positive for the period, led by contributions from the Industrials, Materials, and Consumer Discretionary sectors. Brazilian mining company Cia Vale do Rio Doce's (CVRD) shares rose as strong markets for iron ore and nickel supported higher earnings and guidance, while results from recently acquired nickel miner Inco are exceeding expectations. We anticipate better-than-expected volume growth and cost cutting initiatives to benefit the stock's valuation. European discount airline Ryan Air guided investors to higher than expected profitability metrics, pushing its shares higher. German exchange Deutsche Boerse, operator of the Frankfurt exchange and the electronic trading exchange Xetra, saw its shares increase on expectations of continued robust trading volumes and the likelihood of continued merger and acquisition activity within global exchanges.

WHAT IS THE OUTLOOK?

The economic concerns that we expected from the U.S. housing slowdown are finally making their way through the equity market. Given our central premise that global growth outside the U.S. will surprise, we are taking advantage of the volatility to either add to our positions or to begin new ones in companies that the market has over-penalized. Specifically, we are adding to Germany where we still find compelling restructuring themes, and China where the most appealing long term growth stories have not been fully appreciated. We will also be looking for opportunities in France where the results of the Presidential election could trigger the next wave of restructuring.

We will be more selective in the Emerging Markets given their strong performance. However, we will continue to emphasize either natural monopolies or underappreciated growth opportunities that often exist in these more inefficient markets. Finally, we will be looking for individual stock ideas in Japan given that we remain concerned with the country's long-term structural problem.

From a sector perspective, we have become more interested in the automobile and semiconductor industries given that the market has not discounted the possibility for positive surprises. Valuations in these industries remain compelling, especially when compared to other cyclical sectors found in the Industrials sectors.

Consumer Discretionary, Information Technology and Consumer Staples remained our largest overweight positions at the end of the period while the Fund was most underweight in Financials, Telecommunication Services, and Materials.


DIVERSIFICATION BY COUNTRY
as of April 30, 2007

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
Belgium                                                     0.5%
-------------------------------------------------------------------
Brazil                                                      2.8
-------------------------------------------------------------------
Canada                                                      8.7
-------------------------------------------------------------------
China                                                       3.0
-------------------------------------------------------------------
Egypt                                                       1.5
-------------------------------------------------------------------
Finland                                                     1.4
-------------------------------------------------------------------
France                                                     10.0
-------------------------------------------------------------------
Germany                                                    10.3
-------------------------------------------------------------------
Greece                                                      0.5
-------------------------------------------------------------------
Hong Kong                                                   6.1
-------------------------------------------------------------------
Ireland                                                     1.3
-------------------------------------------------------------------
Italy                                                       6.3
-------------------------------------------------------------------
Japan                                                      13.7
-------------------------------------------------------------------
Luxembourg                                                  1.0
-------------------------------------------------------------------
Mexico                                                      1.0
-------------------------------------------------------------------
Netherlands                                                 7.9
-------------------------------------------------------------------
Russia                                                      4.0
-------------------------------------------------------------------
Singapore                                                   0.5
-------------------------------------------------------------------
South Africa                                                1.2
-------------------------------------------------------------------
Sweden                                                      1.0
-------------------------------------------------------------------
Switzerland                                                 6.2
-------------------------------------------------------------------
Turkey                                                      0.4
-------------------------------------------------------------------
United Kingdom                                              9.2
-------------------------------------------------------------------
Short-Term Investments                                     26.5
-------------------------------------------------------------------
Other Assets & Liabilities                                -25.0
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                            10.4%
-------------------------------------------------------------------
Capital Goods                                               2.9
-------------------------------------------------------------------
Consumer Cyclical                                          11.2
-------------------------------------------------------------------
Consumer Staples                                            9.0
-------------------------------------------------------------------
Energy                                                      6.8
-------------------------------------------------------------------
Finance                                                    24.6
-------------------------------------------------------------------
Health Care                                                 3.3
-------------------------------------------------------------------
Services                                                    2.8
-------------------------------------------------------------------
Technology                                                 20.1
-------------------------------------------------------------------
Transportation                                              5.3
-------------------------------------------------------------------
Utilities                                                   2.1
-------------------------------------------------------------------
Short-Term Investments                                     26.5
-------------------------------------------------------------------
Other Assets & Liabilities                                -25.0
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford International Small Company Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS CAPITAL APPRECIATION.

PERFORMANCE OVERVIEW(2) 4/30/01 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                              S&P/CITIGROUP EURO-PACIFIC EXTENDED
                                                             INTERNATIONAL SMALL CO FUND                 MARKET INDEX
                                                             ---------------------------      -----------------------------------
4/30/01                                                                  9450                                 10000
                                                                         9781                                 10051
                                                                         9204                                  9730
                                                                         9044                                  9365
                                                                         9044                                  9388
                                                                         7825                                  8233
                                                                         8335                                  8554
                                                                         8902                                  8875
                                                                         8713                                  8758
                                                                         8581                                  8585
                                                                         8562                                  8792
                                                                         8968                                  9305
4/02                                                                     9346                                  9565
                                                                         9620                                  9980
                                                                         9507                                  9671
                                                                         8921                                  9000
                                                                         8713                                  8917
                                                                         7834                                  8188
                                                                         7910                                  8117
                                                                         8155                                  8408
                                                                         8331                                  8345
                                                                         8142                                  8223
                                                                         8123                                  8207
                                                                         8094                                  8157
4/03                                                                     9098                                  8834
                                                                         9827                                  9576
                                                                         9959                                 10030
                                                                        10357                                 10357
                                                                        10868                                 11015
                                                                        11569                                 11642
                                                                        12241                                 12443
                                                                        12322                                 12432
                                                                        12884                                 13194
                                                                        13209                                 13691
                                                                        13554                                 14117
                                                                        14021                                 14484
4/04                                                                    13757                                 14113
                                                                        13453                                 14116
                                                                        13848                                 14613
                                                                        13108                                 14028
                                                                        12996                                 14139
                                                                        13179                                 14562
                                                                        13635                                 15016
                                                                        14383                                 16191
                                                                        14973                                 16992
                                                                        15337                                 17232
                                                                        15746                                 18014
                                                                        15292                                 17637
4/05                                                                    14803                                 17128
                                                                        14917                                 17210
                                                                        15292                                 17537
                                                                        15905                                 18172
                                                                        16223                                 18693
                                                                        16632                                 19398
                                                                        16212                                 18832
                                                                        16536                                 19517
                                                                        17669                                 20747
                                                                        18977                                 22263
                                                                        18938                                 22281
                                                                        19715                                 23268
4/06                                                                    20699                                 24427
                                                                        19793                                 23296
                                                                        19469                                 23016
                                                                        19598                                 22832
                                                                        20155                                 23586
                                                                        20427                                 23916
                                                                        20971                                 24896
                                                                        21888                                 26067
                                                                        22632                                 27057
                                                                        22960                                 27382
                                                                        23139                                 27765
                                                                        23944                                 28848
4/07                                                                    24734                                 30146

    --- INTERNATIONAL SMALL CO FUND            --- S&P/CITIGROUP EURO-PACIFIC
        $9,450  starting value                     EXTENDED MARKET INDEX
        $24,734 ending value                       $10,000 starting value
                                                   $30,146 ending value

S&P/CITIGROUP EURO-PACIFIC EXTENDED MARKET INDEX is a global equity index comprised of the smallest 20% of each country's market capitalization in the Broad Market Index. All developed countries are included except the US and Canada.

You cannot invest directly in an index.


The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                    INCEPTION                       SINCE
                      DATE      1 YEAR   5 YEAR   INCEPTION
----------------------------------------------------------------
Int'l Small Co A#   4/30/2001   19.50%   21.48%    17.39%
----------------------------------------------------------------
Int'l Small Co A##  4/30/2001   12.93%   20.11%    16.29%
----------------------------------------------------------------
Int'l Small Co B#   4/30/2001   18.74%   20.74%    16.71%
----------------------------------------------------------------
Int'l Small Co B##  4/30/2001   13.74%   20.55%    16.63%
----------------------------------------------------------------
Int'l Small Co C#   4/30/2001   18.65%   20.59%    16.53%
----------------------------------------------------------------
Int'l Small Co C##  4/30/2001   17.65%   20.59%    16.53%
----------------------------------------------------------------
Int'l Small Co Y#   4/30/2001   20.04%   22.01%    17.89%
----------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.


PORTFOLIO MANAGER

SIMON H. THOMAS
Vice President

DANIEL MAGUIRE, CFA
Assistant Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford International Small Company Fund returned 17.95%, before sales charge, for the six-month period ended April 30, 2007, underperforming its benchmark, the S&P/Citigroup Euro-Pacific Extended Market Index, which returned 21.09% for the same period. The Fund also underperformed the 19.05% return of the average fund in the Lipper International Small/Mid Cap Core peer group, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

International small cap equity markets advanced markedly during the period. The benchmark rose in each of the six months, and every sector posted positive results. Industrials (+29%) led, followed by Health Care (+23%), Utilities (+22%), and Materials (+22%). Even the laggards posted strong absolute (i.e. total return) results as the bottom three sectors -- Technology (+16%), Consumer Discretionary (+18%) and Consumer Staples (+19%) -- showed double digit positive performance. Stock appreciation was equally broad-based from a regional perspective. Emerging Markets (+33%) led, followed by Australia/New Zealand (+30%) and Europe ex-UK (+28%). Japan (+3%), North America (+19%), and the U.K. (+20%) lagged.

While absolute results were strong, the Fund underperformed during the period due to stock selection, largely within the Information Technology sector. More broadly, relative (i.e. performance of the Fund as measured against the benchmark) returns were negatively impacted by strong returns among some of the larger capitalization names in the benchmark (those with market caps above $10 billion). In addition, the Fund's underweight in stocks above $10 billion in market capitalization relative to its benchmark hurt relative performance. Our disciplined process also emphasizes holding quality stocks trading at attractive valuations. As a result, we will not buy into momentum-driven markets where there is little valuation support. In the recent environment this has been detrimental to relative returns as certain sectors within select markets (e.g., environmental themes, no matter how tenuous, and Chinese consumer stocks) have experienced significant valuation expansion.

At the stock level, negative relative and absolute contributors included SOITEC, OBIC Business Consultants, Union Tool, and Centennial Coal. SOITEC, a French licensor of technology used to manufacture micro semiconductors, declined on concerns that weak Playstation 3 console sales at its customer Sony could hurt revenues. We believe the company's long-term growth potential remains strong and we added to our position on weakness. Shares of OBIC Business Consultants, a Japanese provider of pre-packaged accounting software to small- and mid-size companies, fell on lower operating profit due to higher near-term expenses. Sales have risen steadily since, with the release of a Vista-compatible version of their software. We believe long-term fundamentals remain strong, as the company is well leveraged to the trend of increased reporting requirements in Japan. We added to our position on weakness.

--------------------------------------------------------------------------------

Shares in Industrials company Union Tool, a Japanese supplier of micro-thin drill bits, fell as sales and earnings came in below analyst expectations. In the Energy sector, stock in Australian coal mining and production company Centennial Coal fell when the company dropped plans to sell some of its mines and announced that earnings would fall short of estimates. We believe the company has a long term opportunity to grow assets and monetize (i.e. sell some of the firm's operations to other companies for cash, or spin them out to shareholders as separate entities) non-core operations.

Selection in the Industrials and Consumer Discretionary sectors provided positive results during the period. The top contributor to absolute and relative returns, however, was a Health Care stock: Danish biotechnology company Genmab, which specializes in human antibody products, saw its shares rise when the market reacted positively to its partnership agreement with GlaxoSmithKline. We took some profits but continue to hold a position. Other top contributors to relative and absolute performance included Japan Steelworks, Hellenic Technodomik, and Salzgitter. Japan Steel Works has a dominant market share in a key component of nuclear and conventional power plants and benefited from strong demand for highly profitable energy-related components. Hellenic Technodomik, Greece's largest construction company, won a major contract award from Greece's Ministry of Public Works to build and operate a new highway. We continue to hold both stocks. In Materials, German steel products and services company Salzgitter experienced rising demand for rolled steel and tube products, which helped propel revenues, profits, and the company's shares higher. It also sold its shares in French steel company Vallourec at a sizable gain. Salzgitter is leveraged to a recovering German economy and it has substantial cash for accretive acquisitions (i.e. an acquisition that is expected to increase earnings per share) or to return to shareholders. We sold some shares into strength but continue to hold a reduced position.

WHAT IS THE OUTLOOK?


Stock selection for the Fund is performed one at a time based on a stock's individual merits. During the period we increased our weight in Financials as we added to Japanese regional banks (Higo Bank) after several company visits, where we discovered a number of under-researched stocks with the potential for significant upside. We also initiated a position in Turkey's only listed Islamic bank (Asya Katilim Bankasia) after a company visit confirmed the strength of the bank's franchise and growth potential. In Industrials we increased our overweight (i.e. the Fund's sector position was greater than the benchmark position) position in niche leaders (purchases of NTN for auto parts, Lupatech for oil services/pipes), while reducing exposure to Materials (sales of chemicals companies EMS-Chemie and Arkema), where we took profits in several European holdings, and will be looking to add back on a pullback. Finally, we reduced exposure in Information Technology, eliminating Logitech and cutting weight in Disco as the stocks appeared fully valued.

Based on these bottom-up decisions, we finished the period overweight Industrials, Health Care, and Energy. Our largest underweights (i.e. the Fund's sector position was less than the benchmark position) were in the Consumer Discretionary, Utilities, and Materials sectors. Our greatest regional underweight position was in Europe, mostly due to less than benchmark exposures to the U.K., Spain, Switzerland, and France, as the valuation/growth tradeoff appears least attractive in these areas. This was offset by overweight positions in select Emerging Markets and Japan.

DIVERSIFICATION BY COUNTRY
as of April 30, 2007

                                                      PERCENTAGE OF
COUNTRY                                                NET ASSETS
-------------------------------------------------------------------
Australia                                                   7.9%
-------------------------------------------------------------------
Belgium                                                     2.6
-------------------------------------------------------------------
Bermuda                                                     0.5
-------------------------------------------------------------------
Brazil                                                      2.1
-------------------------------------------------------------------
Canada                                                      0.3
-------------------------------------------------------------------
China                                                       0.5
-------------------------------------------------------------------
Denmark                                                     2.7
-------------------------------------------------------------------
Finland                                                     1.4
-------------------------------------------------------------------
France                                                      7.2
-------------------------------------------------------------------
Germany                                                     8.7
-------------------------------------------------------------------
Greece                                                      1.1
-------------------------------------------------------------------
Hong Kong                                                   3.8
-------------------------------------------------------------------
Ireland                                                     0.7
-------------------------------------------------------------------
Italy                                                       5.0
-------------------------------------------------------------------
Japan                                                      22.0
-------------------------------------------------------------------
Liechtenstein                                               1.1
-------------------------------------------------------------------
Malaysia                                                    0.5
-------------------------------------------------------------------
Mexico                                                      0.5
-------------------------------------------------------------------
Netherlands                                                 3.1
-------------------------------------------------------------------
Norway                                                      0.5
-------------------------------------------------------------------
Portugal                                                    0.7
-------------------------------------------------------------------
Singapore                                                   0.5
-------------------------------------------------------------------
South Korea                                                 2.8
-------------------------------------------------------------------
Spain                                                       1.0
-------------------------------------------------------------------
Sweden                                                      3.1
-------------------------------------------------------------------
Switzerland                                                 2.4
-------------------------------------------------------------------
Turkey                                                      0.8
-------------------------------------------------------------------
United Kingdom                                             12.7
-------------------------------------------------------------------
Short-Term Investments                                     29.4
-------------------------------------------------------------------
Other Assets & Liabilities                                -25.6
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                            14.7%
-------------------------------------------------------------------
Capital Goods                                               7.7
-------------------------------------------------------------------
Consumer Cyclical                                          12.8
-------------------------------------------------------------------
Consumer Staples                                            2.1
-------------------------------------------------------------------
Energy                                                      3.1
-------------------------------------------------------------------
Finance                                                    22.2
-------------------------------------------------------------------
Health Care                                                11.4
-------------------------------------------------------------------
Services                                                    7.5
-------------------------------------------------------------------
Technology                                                  9.2
-------------------------------------------------------------------
Transportation                                              4.2
-------------------------------------------------------------------
Utilities                                                   1.3
-------------------------------------------------------------------
Short-Term Investments                                     29.4
-------------------------------------------------------------------
Other Assets & Liabilities                                -25.6
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford LargeCap Growth Fund
(subadvised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS LONG-TERM GROWTH OF CAPITAL.

PERFORMANCE OVERVIEW(2) 11/30/06 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                              S&P/CITIGROUP EURO-PACIFIC EXTENDED
                                                             INTERNATIONAL SMALL CO FUND                 MARKET INDEX
                                                             ---------------------------      -----------------------------------
11/30/06                                                                 9450                                 10000
12/06                                                                    9500                                 10034
1/07                                                                     9765                                 10292
2/07                                                                     9566                                 10098
3/07                                                                     9595                                 10153
4/07                                                                     9945                                 10631

    --- LARGECAP GROWTH FUND                   --- RUSSELL 1000 GROWTH INDEX
        $9,450 starting value                      $10,000 starting value
        $9,945 ending value                        $10,631 ending value

RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.


You cannot invest directly in an index.


The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                     INCEPTION      SINCE
                        DATE      INCEPTION
------------------------------------------------
LargeCap Growth A#   11/30/2006     5.23%
------------------------------------------------
LargeCap Growth A##  11/30/2006    -0.55%
------------------------------------------------
LargeCap Growth B#   11/30/2006     4.97%
------------------------------------------------
LargeCap Growth B##  11/30/2006    -0.03%
------------------------------------------------
LargeCap Growth C#   11/30/2006     4.97%
------------------------------------------------
LargeCap Growth C##  11/30/2006     3.97%
------------------------------------------------
LargeCap Growth Y#   11/30/2006     5.47%
------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGER

HUGH WHELAN
Executive Vice President

--------------------------------------------------------------------------------

WHAT DID THE MARKET DO AND HOW DID THE FUND PERFORM?

The Class A shares of The Hartford LargeCap Growth Fund returned 5.23%, before sales charge, for the 5 month period ended April 30, 2007, versus 6.31% for its benchmark, the Russell 1000 Growth Index, and the 5.05% average return of the Lipper Large-Cap Growth Funds category, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

Since inception on 11/30/2006, the Fund's underperformance was driven primarily by weak security selection in the industrials and financials sectors coupled with an overweight (i.e. the Fund's sector position was greater than the benchmark position) in the Consumer Discretionary sector. However, the Fund did benefit from strong security selection in the healthcare sector, including an overweight to Humana Inc.

Among the other positive contributors to relative (i.e. performance of the Fund as measured against the benchmark) returns were positions in MEMC Electronic Materials, Inc. and Cummins, Inc. MEMC rose after the company increased its guidance for the fiscal year during January. Cummins also raised its guidance after it posted strong results.

Among the largest detractors to relative returns were overweights to US Airways and First Marblehead Corporation. US Airways fell when it met consensus estimates, but warned that increased competition would flatten revenue growth and not allow the airline to pass on increased fuel costs to its passengers in the future. First Marblehead fell on fears of increased competition from Sallie Mae which agreed to be bought by a group of private equity investors.

WHAT IS THE OUTLOOK?

The near-term environment for stocks looks challenging. Economic and profit growth are slowing, and at the same time, labor costs are rising and inflation continues to worry the Federal Open Market Committee.

Our investment team seeks companies that we believe have compelling stock characteristics versus the Russell 1000 Growth Index. Our systematic approach weighs 70 fundamental characteristics across four broad categories, including business behavior, management behavior, valuation and investor behavior. This analysis is used to build a broadly diversified portfolio of companies, with sector weightings determined largely by the attractiveness of specific stocks within the Fund's investment

--------------------------------------------------------------------------------

universe. The Fund currently has lower price-earnings and price-cash flow ratios, stronger earnings growth, and lower leverage versus the Russell 1000 Growth Index. We believe this approach will yield attractive risk-adjusted returns relative to the Index over the long term.

The Fund's current top holdings include Cisco Systems, Inc. and Humana Inc. Cisco is a top holding primarily due to a combination of strong management behavior as exhibited by efficient working capital management, attractive valuations due to superior free cash flow yields, and good business performance represented by strong profit margins. Humana is a top holding primarily because of the combination of strong management behavior as exhibited by efficient working capital management, and attractive valuations, especially free cash flow yields.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             1.7%
-------------------------------------------------------------------
Capital Goods                                               6.8
-------------------------------------------------------------------
Consumer Cyclical                                          16.1
-------------------------------------------------------------------
Consumer Staples                                            5.3
-------------------------------------------------------------------
Energy                                                      2.3
-------------------------------------------------------------------
Finance                                                    14.2
-------------------------------------------------------------------
Health Care                                                15.0
-------------------------------------------------------------------
Services                                                    7.6
-------------------------------------------------------------------
Technology                                                 26.3
-------------------------------------------------------------------
Transportation                                              2.1
-------------------------------------------------------------------
Utilities                                                   1.3
-------------------------------------------------------------------
Short-Term Investments                                      0.9
-------------------------------------------------------------------
Other Assets & Liabilities                                  0.4
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford MidCap Fund**
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS LONG-TERM GROWTH OF CAPITAL.


PERFORMANCE OVERVIEW(3) 12/31/97 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                        MIDCAP FUND                   S & P MIDCAP 400 INDEX
                                                                        -----------                   ----------------------
12/30/97                                                                    9450                              10000
                                                                            9441                              10074
                                                                            9138                               9883
                                                                            9970                              10701
                                                                           10442                              11184
4/98                                                                       10669                              11388
                                                                           10291                              10876
                                                                           10849                              10944
                                                                           10669                              10520
                                                                            8581                               8562
                                                                            9110                               9361
                                                                            9866                              10197
                                                                           10480                              10706
                                                                           11624                              12000
                                                                           11907                              11533
                                                                           11378                              10929
                                                                           12342                              11234
4/99                                                                       13277                              12120
                                                                           13438                              12173
                                                                           14358                              12825
                                                                           13951                              12552
                                                                           13753                              12122
                                                                           13450                              11748
                                                                           14235                              12346
                                                                           14991                              12994
                                                                           17455                              13766
                                                                           17406                              13379
                                                                           20126                              14315
                                                                           21353                              15513
4/00                                                                       20077                              14972
                                                                           19026                              14785
                                                                           20929                              15002
                                                                           21102                              15239
                                                                           23347                              16940
                                                                           23053                              16824
                                                                           22778                              16254
                                                                           20236                              15027
                                                                           21795                              16177
                                                                           22106                              16537
                                                                           20838                              15593
                                                                           19079                              14434
4/01                                                                       20871                              16026
                                                                           21216                              16399
                                                                           21138                              16333
                                                                           20681                              16090
                                                                           19701                              15563
                                                                           17350                              13628
                                                                           18464                              14230
                                                                           19968                              15289
                                                                           20782                              16079
                                                                           20403                              15995
                                                                           20525                              16015
                                                                           21662                              17160
4/02                                                                       21383                              17080
                                                                           21495                              16791
                                                                           20146                              15562
                                                                           18040                              14054
                                                                           17951                              14126
                                                                           16425                              12988
                                                                           17272                              13550
                                                                           18843                              14334
                                                                           17662                              13745
                                                                           17416                              13344
                                                                           17260                              13026
                                                                           17394                              13136
4/03                                                                       18809                              14089
                                                                           20369                              15257
                                                                           20492                              15451
                                                                           20670                              16000
                                                                           21617                              16726
                                                                           21160                              16469
                                                                           22932                              17715
                                                                           23356                              18332
                                                                           23991                              18641
                                                                           24537                              19045
                                                                           24760                              19503
                                                                           24626                              19585
4/04                                                                       23946                              18943
                                                                           24269                              19335
                                                                           24838                              19776
                                                                           23623                              18853
                                                                           23579                              18803
                                                                           24671                              19360
                                                                           25194                              19670
                                                                           26724                              20841
                                                                           27816                              21714
                                                                           27304                              21160
                                                                           27975                              21870
                                                                           27566                              21628
4/05                                                                       26621                              20787
                                                                           28146                              22039
                                                                           29158                              22550
                                                                           30398                              23734
                                                                           29909                              23470
                                                                           30421                              23650
                                                                           29943                              23142
                                                                           31887                              24273
                                                                           32335                              24440
                                                                           34129                              25881
                                                                           34197                              25664
                                                                           34822                              26304
4/06                                                                       35285                              26675
                                                                           33804                              25471
                                                                           33328                              25477
                                                                           32472                              24751
                                                                           33084                              25034
                                                                           33301                              25202
                                                                           34387                              26250
                                                                           35808                              27094
                                                                           35905                              26962
                                                                           37338                              27942
                                                                           37274                              28147
                                                                           37693                              28526
4/07                                                                       39577                              29393

    --- MIDCAP FUND                            --- S&P MIDCAP 400 INDEX
        $9,450  starting value                     $10,000 starting value
        $39,577 ending value                       $29,393 ending value

S&P MIDCAP 400 INDEX is an unmanaged index measuring the performance of the mid-size company segment of the U.S. market.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                INCEPTION                        SINCE
                   DATE      1 YEAR   5 YEAR   INCEPTION
-------------------------------------------------------------
MidCap A#       12/31/1997   12.17%   13.10%     16.60%
-------------------------------------------------------------
MidCap A##      12/31/1997    6.00%   11.82%     15.89%
-------------------------------------------------------------
MidCap B#       12/31/1997   11.32%   12.26%     NA*
-------------------------------------------------------------
MidCap B##      12/31/1997    6.70%   12.01%     NA*
-------------------------------------------------------------
MidCap C#       12/31/1997   11.40%   12.35%     15.82%
-------------------------------------------------------------
MidCap C##      12/31/1997   10.48%   12.35%     15.82%
-------------------------------------------------------------
MidCap Y#       12/31/1997   12.66%   13.66%     17.15%
-------------------------------------------------------------

   # Without sales charge
  ## With sales charge
  NA Not Applicable
   * Inception returns are not applicable for Classes B because after 8 years Class B converts to Class A.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

 ** The Hartford MidCap Fund was closed to new investors as of the end of the day July 31, 2003. Investors who already own shares of the Fund, and those with access to the Fund through wrap programs in connection with certain investment platforms, may purchase additional shares thereafter.

    The Fund will continue to offer and sell shares: (1) through ACH and other similar systematic investment facilities to investors who established plans to invest through such facilities prior to August 16, 2004, (2) for reinvestment of capital gains distributions and income dividends, and (3) to certain qualified retirement plans that include (or offered) the Fund as an investment option prior to August 16, 2004.

    The Fund continues to pay 12b-1 fees. These fees are paid for ongoing shareholder services, to compensate brokers for past sales to reimburse the Fund's distributor for commissions paid in connection with past sales.

(1) Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGER

PHILLIP H. PERELMUTER
Senior Vice President, Partner
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford MidCap Fund returned 15.09%, before sales charge, for the six-month period ended April 30, 2007, outperforming its benchmark, the S&P MidCap 400 Index, which returned 11.98% for the same period. The Fund also outperformed the 11.95% return of the average fund in the Lipper Mid-Cap Core Funds peer group, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

Robust merger and acquisition activity and a better-than-expected retail environment helped equity markets end 2006 on a strong note. U.S. equity markets continued to rise early in 2007 as solid corporate earnings and continued merger and acquisition activity offset concerns of a weakening housing and credit environment. For the six months ended April 30, 2007, mid cap stocks led large cap and small cap stocks as measured by the S&P MidCap 400, S&P 500, and Russell 2000 Indices. During the period all of the S&P MidCap 400 Index sectors showed positive performance. Materials (+25%), Consumer Staples (+19%), and Energy (+18%) were among the best performers, while Financials (+5%), Health Care (+7%), and Consumer Discretionary (+11%) rose the least.

The Fund outperformed its benchmark due to broad-based positive stock selection, led by favorable results in the Consumer Discretionary, Utilities, and Industrials sectors. On both a relative (i.e. performance of the Fund as measured against the benchmark) and absolute (i.e. total return) basis, NRG Energy (Utilities), Supervalu (Food & Staples), and Foster Wheeler (Capital Goods) were the top contributors to the Fund's performance during the period. Shares of Texas-based wholesale power generation company NRG moved higher in hopes of further merger and acquisition activity following the announced leveraged buyout for Texas utility firm TXU. The third largest U.S. food retailer Supervalu saw its shares gain on better-than-expected results due in part to its acquisition of Albertson's stores. The operating environment for

--------------------------------------------------------------------------------

supermarkets is more favorable than in recent years with improved capital allocation, reduced capacity and more competitive pricing relative to other formats. Shares in engineering and construction company Foster Wheeler benefited from strong spending cycles in global infrastructure and power generation.

The Fund experienced weaker selection in the Materials and Telecommunications Services sectors. Allocation among sectors had a modest negative impact, largely due to an underweight (i.e. the Fund's sector position was less than the benchmark position) to surging Materials stocks. On both a relative and absolute basis, Barr Pharmaceuticals (Pharmaceuticals) and MoneyGram International (Software & Services) were the largest detractors from performance. Shares of generic drug maker Barr Pharmaceuticals stumbled due to concerns about its acquisition of Croatian drugmaker Pliva. Shares of global payment services firm MoneyGram International declined due to concerns surrounding immigration reform and investments in new geographic markets. We maintained our position based on attractive market dynamics and the global opportunity for money transfer services. Additionally, our holding in staffing firm Robert Half International (Commercial Services), which faced concerns of a slowing economy and weakness in its audit and compliance division, detracted from benchmark-relative results. Not owning strong performer Martin Marietta (Materials) also hurt relative results. Among stocks also detracting from absolute performance was biotechnology stock Vertex Pharmaceuticals, whose share price slid on concerns over when its hepatitis C drug will go to the market.

WHAT IS THE OUTLOOK?

Our investment approach is predominantly a "bottom-up" process; we pick one stock at a time based upon the attractiveness of each company's valuation and fundamentals. At the end of the period the largest overweight (i.e. the Fund's sector position was greater than the benchmark position) allocations were to the Industrials, Health Care, and Consumer Staples sectors. The Fund retains an overweight to Industrials, where our exposure favors commercial services companies. The Fund's weight in Health Care rose with new purchases of health care equipment and services companies. We remain underweight Utilities, Materials, and Financials. Within Financials we have favored diversified financials stocks, and we remain underweight both Banks and Real Estate.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             7.0%
-------------------------------------------------------------------
Capital Goods                                               4.0
-------------------------------------------------------------------
Consumer Cyclical                                          19.2
-------------------------------------------------------------------
Consumer Staples                                            1.9
-------------------------------------------------------------------
Energy                                                      4.9
-------------------------------------------------------------------
Finance                                                    13.6
-------------------------------------------------------------------
Health Care                                                11.5
-------------------------------------------------------------------
Services                                                   19.2
-------------------------------------------------------------------
Technology                                                 12.2
-------------------------------------------------------------------
Transportation                                              2.5
-------------------------------------------------------------------
Utilities                                                   4.2
-------------------------------------------------------------------
Short-Term Investments                                     18.2
-------------------------------------------------------------------
Other Assets & Liabilities                                -18.4
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford MidCap Growth Fund*
(subadvised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS LONG-TERM GROWTH OF CAPITAL.

PERFORMANCE OVERVIEW(2) 7/31/06 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                     MIDCAP GROWTH FUND            RUSSELL MIDCAP GROWTH INDEX
                                                                     ------------------            ---------------------------
7/31/06                                                                     9450                              10000
8/06                                                                        9658                              10230
9/06                                                                        9677                              10464
10/06                                                                      10045                              10866
11/06                                                                      10717                              11292
12/06                                                                      10814                              11191
1/07                                                                       11206                              11598
2/07                                                                       11340                              11573
3/07                                                                       11693                              11634
4/07                                                                       11999                              12145

    --- MIDCAP GROWTH FUND               --- RUSSELL MIDCAP GROWTH INDEX
        $9,450  starting value               $10,000 starting value
        $11,999 ending value                 $12,145 ending value

RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are members of the Russell 1000 Growth Index.


You cannot invest directly in an index.


The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.


AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                   INCEPTION     SINCE
                     DATE      INCEPTION
---------------------------------------------
MidCap Growth A#   7/31/2006    26.97%
---------------------------------------------
MidCap Growth A##  7/31/2006    19.99%
---------------------------------------------
MidCap Growth B#   7/31/2006    26.14%
---------------------------------------------
MidCap Growth B##  7/31/2006    21.14%
---------------------------------------------
MidCap Growth C#   7/31/2006    26.13%
---------------------------------------------
MidCap Growth C##  7/31/2006    25.13%
---------------------------------------------
MidCap Growth Y#   7/31/2006    27.26%
---------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

 * As of April 23, 2007, The Hartford MidCap Growth Fund no longer offers its shares to new investors or existing shareholders, including through ACH and other similar systematic investment facilities, except in connection with the reinvestment of capital gains distributions and income dividends.
(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGER
HUGH WHELAN
Executive Vice President

Part of the performance of the Fund is due to purchases of securities sold in Initial Public Offerings ("IPOs") that materially affected the performance of the Fund. The effect of IPOs on the Fund's performance depends on a variety of factors including the number of IPOs that the Fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the Fund. Although the fund may purchase IPOs, not all such purchases may materially affect performance. There is no guarantee that the Fund's investments in IPOs, if any, will continue to have a similar impact on the Fund's performance.

--------------------------------------------------------------------------------

WHAT DID THE MARKET DO AND HOW DID THE FUND PERFORM?

The Class A shares of The Hartford MidCap Growth Fund returned 19.45%, before sales charge, for the six month period ended April 30, 2007, versus 11.77% for its benchmark, the Russell MidCap Growth Index, and the 11.38% average return of the Lipper Mid-Cap Growth Funds category, a group of funds with investment strategies similar to those of the Fund.

Effective April 2, 2007, Hugh Whelan assumed the portfolio management responsibilities of the Fund. As a result, the Fund is now managed in a quantitative investment approach compared to the prior bottom-up stock selection approach.

WHY DID THE FUND PERFORM THIS WAY?

The Fund benefited from strong security selection in information technology, industrials, and consumer discretionary sectors offset by weak selection in the financials sector.

Among the largest contributors to relative returns were overweights in First Solar Inc. and Orient Express Hotels Ltd. First Solar posted very strong first quarter results for both top line growth (revenue) and bottom line growth (net income). Orient Express's price surged as the company received inquiries from several investors looking to acquire the company.

Among the largest detractors to relative (i.e. performance of the Fund as measured against the benchmark) returns were an overweight in Rackable Systems, Inc. and Human Genome Sciences, Inc. Rackable Systems stock tumbled after the company continued to lower guidance and then missed its lower estimate. Human Genome Sciences price fell as the company continued to reiterate guidance for fiscal year 2006.

WHAT IS YOUR OUTLOOK?

The near-term environment for stocks looks challenging. Economic and profit growth are slowing, and at the same time, labor costs are rising and inflation continues to worry the Federal Open Market Committee ("The Fed").

Our investment team seeks companies that we believe have compelling stock characteristics versus the Russell MidCap Growth Index. Our systematic approach weighs 30 fundamental

--------------------------------------------------------------------------------

characteristics across four broad categories, including business behavior, management behavior, valuation and investor behavior. This analysis is used to build a broadly diversified portfolio of companies, with sector weightings determined largely by the attractiveness of specific stocks within the Fund's investment universe.
The Fund's current top holdings include overweights to WellCare Group, Inc. and Humana Inc. WellCare is a top holding primarily due to a combination of strong management behavior as exhibited by efficient working capital management, and investor behavior. Humana is a top holding primarily because of their combination of strong management behavior as exhibited by efficient working capital management, and attractive valuations, especially free cash flow yields.

The Fund currently has lower price-earnings and price-cash flow ratios, higher operating and net margins, and lower leverage versus the Russell MidCap Growth Index. We believe this approach will yield attractive risk-adjusted returns relative to the Index over the long term.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             7.7%
-------------------------------------------------------------------
Capital Goods                                               4.2
-------------------------------------------------------------------
Consumer Cyclical                                          16.5
-------------------------------------------------------------------
Consumer Staples                                            3.4
-------------------------------------------------------------------
Energy                                                      7.0
-------------------------------------------------------------------
Finance                                                    14.9
-------------------------------------------------------------------
Health Care                                                 8.1
-------------------------------------------------------------------
Services                                                   13.1
-------------------------------------------------------------------
Technology                                                 20.5
-------------------------------------------------------------------
Transportation                                              1.4
-------------------------------------------------------------------
Utilities                                                   2.1
-------------------------------------------------------------------
Short-Term Investments                                      0.7
-------------------------------------------------------------------
Other Assets & Liabilities                                  0.4
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford MidCap Value Fund*
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS LONG-TERM CAPITAL
APPRECIATION.

PERFORMANCE OVERVIEW(2) 4/30/01 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                     MIDCAP VALUE FUND               RUSSELL 2500 VALUE INDEX
                                                                     -----------------               ------------------------
4/30/01                                                                     9450                              10000
                                                                            9507                              10307
                                                                            9535                              10406
                                                                            9374                              10337
                                                                            9091                              10248
                                                                            7815                               9111
                                                                            8014                               9306
                                                                            8685                              10022
                                                                            9384                              10593
                                                                            9422                              10690
                                                                            9592                              10823
                                                                           10121                              11493
4/02                                                                       10121                              11690
                                                                            9941                              11498
                                                                            9412                              11092
                                                                            8429                               9809
                                                                            8420                               9862
                                                                            7522                               9055
                                                                            7881                               9184
                                                                            8524                               9854
                                                                            8118                               9546
                                                                            7938                               9258
                                                                            7758                               9030
                                                                            7711                               9091
4/03                                                                        8429                               9915
                                                                            9214                              10832
                                                                            9318                              11026
                                                                            9630                              11505
                                                                           10074                              11968
                                                                           10026                              11883
                                                                           10697                              12791
                                                                           11075                              13313
                                                                           11567                              13836
                                                                           11746                              14284
                                                                           11992                              14574
                                                                           11964                              14690
4/04                                                                       11538                              13921
                                                                           11756                              14201
                                                                           12228                              14765
                                                                           11699                              14171
                                                                           11501                              14349
                                                                           11916                              14802
                                                                           12181                              15070
                                                                           12865                              16302
                                                                           13365                              16821
                                                                           12865                              16280
                                                                           13405                              16686
                                                                           13232                              16464
4/05                                                                       12569                              15848
                                                                           13232                              16727
                                                                           13538                              17341
                                                                           14140                              18269
                                                                           14109                              17937
                                                                           14038                              17957
                                                                           13558                              17427
                                                                           14389                              18141
                                                                           14649                              18123
                                                                           15597                              19315
                                                                           15564                              19341
                                                                           15789                              20019
4/06                                                                       16151                              20098
                                                                           15631                              19403
                                                                           15552                              19512
                                                                           15202                              19242
                                                                           15643                              19754
                                                                           15756                              19955
                                                                           16455                              20890
                                                                           17001                              21543
                                                                           17144                              21780
                                                                           17883                              22265
                                                                           18234                              22214
                                                                           18338                              22451
4/07                                                                       19064                              22921

    --- MIDCAP VALUE FUND                      --- RUSSELL 2500 VALUE INDEX
        $9,450  starting value                     $10,000 starting value
        $19,064 ending value                       $22,921 ending value

RUSSELL 2500 VALUE INDEX measures the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                  INCEPTION                       SINCE
                    DATE      1 YEAR   5 YEAR   INCEPTION
--------------------------------------------------------------
MidCap Value A#   4/30/2001   18.04%   13.49%    12.40%
--------------------------------------------------------------
MidCap Value A##  4/30/2001   11.55%   12.22%    11.35%
--------------------------------------------------------------
MidCap Value B#   4/30/2001   17.21%   12.68%    11.61%
--------------------------------------------------------------
MidCap Value B##  4/30/2001   12.21%   12.43%    11.51%
--------------------------------------------------------------
MidCap Value C#   4/30/2001   17.21%   12.69%    11.62%
--------------------------------------------------------------
MidCap Value C##  4/30/2001   16.21%   12.69%    11.62%
--------------------------------------------------------------
MidCap Value Y#   4/30/2001   18.69%   14.04%    12.94%
--------------------------------------------------------------

 # Without sales charge
## With sales charge
 * As of August 16, 2004, the Fund no longer offers Class A, B and C shares except as follows: The Fund will continue to offer and sell shares: (1) through ACH and other similar systematic investors who established plans to invest through such facilities prior to August 16, 2004 and (2) for reinvestment of capital gains distributions and income dividends.

   The Fund continues to pay 12b-1 fees. These fees are paid for ongoing shareholder services, to compensate brokers for past sales and to reimburse the Fund's distributor for commissions paid in connection with past sales.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGER

JAMES N. MORDY
Senior Vice President, Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford MidCap Value Fund returned 15.86%, before sales charge, for the six-month period ended April 30, 2007, outperforming its benchmark, the Russell 2500 Value Index, which returned 9.72% for the same period. The Fund also outperformed the 12.88% return of the average fund in the Lipper Mid-Cap Value Fund peer group, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

U.S. equities posted positive returns during the period, with mid cap stocks outperforming small and larger cap stocks, as measured by the S&P 400 Midcap, Russell 2000 and S&P 500 Indices, respectively. Value stocks continued to outperform growth during the period, as measured by the Russell 1000 Growth and Russell 1000 Value Indices. The Utilities, Materials, Energy, Telecommunication Services, and Industrials sectors outperformed while the Financials, Information Technology, Health Care and the Consumer (Discretionary and Staples) sectors lagged, on a relative (i.e. performance of the Fund as measured against the benchmark) basis, despite posting positive returns.

The Fund's performance was primarily driven by strong stock selection across seven of the ten broad economic sectors. Security selection was strongest within Financials, Materials, Information Technology, Industrials and Consumer Discretionary. Overall sector allocation decisions were additive, particularly our underweight (i.e. the Fund's sector position was less than the benchmark position) positions in Financials (mainly due to our lack of exposure in REITS) and our overweights (i.e. the Fund's sector position was greater than the benchmark position) in Industrials and Materials.

The top three contributors to both absolute (i.e. total return) and benchmark relative performance were Varian Semiconductor (Information Technology), Owens-Illinois (Materials) and R.H. Donnelly (Consumer Discretionary). Semiconductor Capital Equipment maker Varian's shares rose as the company continues to gain market share and benefit from industry consolidation. Packaging company Owens-Illinois' stock surged during the period; reacting to increased pricing power, a reduction in financial leverage, and management's divestiture of its specialty plastics business. R.H. Donnelley's shares rose as fundamentals stabilized following the company's merger with Dex Media and as investors have become attracted to the company's strong cash flow generation. We held onto our positions at the end of the period.

The largest detractors from absolute and relative performance included Health Care stocks Barr Pharmaceuticals and Cooper Industries, and retailer Circuit City (Consumer Discretionary). Barr Pharmaceutical's stock declined on weaker than expected

--------------------------------------------------------------------------------

guidance from company management. Cooper Industries stock struggled due to manufacturing-related delays in its new product pipeline which have led to earnings disappointments and lack of confidence in management. Circuit City is out of favor with investors due to its current turnaround effort following heavy holiday discounting which hurt margins. We initiated a position in Circuit City during the period and held onto both Barr Pharmaceuticals and Cooper.

WHAT IS THE OUTLOOK?

Our expectation for softer global growth in 2007 appears to be materializing, led by the U.S. and the other developed markets. While this deceleration is likely to test the ability of emerging economies to generate growth internally, we do not expect a global economy in distress. In the U.S., we are presently most concerned about the housing and mortgage markets. Thus far, we have not seen significant spillover effects into the rest of the credit markets. Nevertheless, an increasing supply of unsold homes, coupled with spiraling sub-prime mortgage credit delinquencies, threaten to extend the housing woes beyond the current calendar year, despite some evidence that demand for new and used homes may have started to stabilize. We are currently cautious on the industrial economy as well, as order trends point to slower capital equipment investment by corporations. Stable employment indicators signal that the Federal Reserve will be on hold through 2007 and not look to tighten unless inflation concerns increase meaningfully.

We adjusted our sector weights, in part to reduce our exposure to areas more sensitive to the economy, by taking profits in some Information Technology and Materials names, and to fund new investment opportunities in Consumer and Telecommunications Services and Media. At the end of the period, our most significant overweights were in Industrials, Health Care, and Information Technology, which to us represent the best risk/reward to a slowing economy at current valuations. Our most notable underweight sectors remain Financials and Utilities, where we struggle to find undervalued opportunities.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                            12.0%
-------------------------------------------------------------------
Capital Goods                                              12.7
-------------------------------------------------------------------
Consumer Cyclical                                           8.8
-------------------------------------------------------------------
Consumer Staples                                            4.2
-------------------------------------------------------------------
Energy                                                      4.0
-------------------------------------------------------------------
Finance                                                    17.3
-------------------------------------------------------------------
Health Care                                                 7.4
-------------------------------------------------------------------
Services                                                   11.8
-------------------------------------------------------------------
Technology                                                 13.2
-------------------------------------------------------------------
Transportation                                              1.9
-------------------------------------------------------------------
Utilities                                                   5.3
-------------------------------------------------------------------
Short-Term Investments                                     15.7
-------------------------------------------------------------------
Other Assets & Liabilities                                -14.3
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Retirement Income Fund
(subadvised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS CURRENT INCOME AND
SECONDARILY, CAPITAL PRESERVATION.


PERFORMANCE OVERVIEW(3) 9/30/05 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                          LEHMAN BROTHERS U.S.
                                                 RETIREMENT INCOME FUND           S&P 500 INDEX           AGGREGATE BOND INDEX
                                                 ----------------------           -------------           --------------------
9/30/05                                                    9450                       10000                       10000
                                                           9334                        9833                        9921
                                                           9383                       10205                        9965
                                                           9441                       10208                       10059
1/06                                                       9508                       10479                       10060
                                                           9493                       10507                       10093
                                                           9482                       10638                        9994
4/06                                                       9551                       10780                        9976
                                                           9459                       10471                        9966
                                                           9450                       10484                        9987
                                                           9492                       10549                       10122
8/06                                                       9626                       10800                       10277
                                                           9687                       11078                       10367
                                                           9803                       11439                       10436
                                                           9944                       11656                       10557
12/06                                                      9966                       11819                       10495
                                                          10024                       12001                       10491
                                                          10062                       11767                       10653
                                                          10125                       11898                       10653
4/07                                                      10277                       12425                       10711

    --- RETIREMENT INCOME FUND     -- LEHMAN BROTHERS U.S. AGGREGATE  --- S&P 500 INDEX
        $9,450  starting value         BOND INDEX                         $10,000 starting value
        $10,277 ending value           $10,000 starting value             $12,425 ending value
                                       $10,711 ending value

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Index and Commercial Mortgage-Backed Securities Index.

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                         INCEPTION                 SINCE
                           DATE       1 YEAR     INCEPTION
---------------------------------------------------------------
Retirement Income A#     9/30/2005     7.61%       5.45%
---------------------------------------------------------------
Retirement Income A##    9/30/2005     1.69%       1.75%
---------------------------------------------------------------
Retirement Income B#     9/30/2005     6.79%       4.70%
---------------------------------------------------------------
Retirement Income B##    9/30/2005     1.79%       2.25%
---------------------------------------------------------------
Retirement Income C#     9/30/2005     6.88%       4.76%
---------------------------------------------------------------
Retirement Income C##    9/30/2005     5.88%       4.76%
---------------------------------------------------------------
Retirement Income R3#    9/30/2005     7.65%       5.65%
---------------------------------------------------------------
Retirement Income R4#    9/30/2005     7.72%       5.70%
---------------------------------------------------------------
Retirement Income R5#    9/30/2005     7.83%       5.77%
---------------------------------------------------------------
Retirement Income Y#     9/30/2005     7.91%       5.82%
---------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class Y performance.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, R3, R4, R5 and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

HUGH WHELAN
Executive Vice President

EDWARD C. CAPUTO
Assistant Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Target Retirement Income Fund returned 4.83%, before sales charge, for the six months ended April 30, 2007, versus 4.69% for the Lipper Mixed-Asset Target Allocation Conservative Funds average, 2.64% for the Lehman Brothers U.S. Aggregate Bond Index, and 8.60% for the S&P 500 Index.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's structure allows for investment across all market capitalizations and styles, both within the U.S. and internationally. This diversification is designed to enhance the long-term return and risk characteristics of the Fund. Generally, the Fund's target asset allocation is set at approximately 30% equity and 70% fixed-income. The Fund's equity allocation is structured around five equity indexes. For the six month period, the MSCI EAFE Index (international equities) was up 15.68%; the Russell MidCap Index (U.S. mid cap equities) was up 12.24%; the Russell 1000 Value Index (U.S. large cap equities) was up 9.79%; the Russell 1000 Growth Index (U.S. large cap equities) was up 8.42%; and the Russell 2000 Index (U.S. small cap equities) was up 6.86%. The Fund benefited from its international and mid cap equity exposure, as well as its large cap value bias.

On the fixed income side, the yield curve steepened during the period, with the yield on the five year Treasury note decreasing five basis points to 4.51% and the yield on the 10-year Treasury note increasing two basis points to 4.62%. Within the major sectors of the Lehman Brothers U.S. Aggregate Bond Index, mortgage backed securities were the top performers, while U.S. Treasuries were the worst. The fixed income allocation is structured around six fixed income indices. For the six month period, the best performer was the Lehman Brothers High Yield Index (up 6.88%), followed by the CSFB Leveraged Loan Index (up 3.98%), Lehman Brothers U.S. Aggregate Bond Index (up 2.64%), Merrill Lynch 3-Month U.S. Treasury Bill Index (up 2.62%), Lehman Brothers 1-3 Year Government Index (up 2.34%), and Lehman U.S. TIPS (Treasury Inflation Protected Securities) Index (up 2.07%). Consequently, the Fund benefited from its allocation to high yield and floating rate notes, while the other asset classes underperformed the Fund's fixed income benchmark. The Fund's duration (i.e. sensitivity to changes in interest rates) is targeted to be less than the Lehman Brothers U.S. Aggregate Bond Index

--------------------------------------------------------------------------------

based on risk preferences of the Fund. For the period, short duration positioning detracted from overall performance.

Besides the asset allocation decision, the Fund's performance is also influenced by the performance of the underlying active fund mangers. In keeping with the Fund's long-term approach, we typically use cash flows to reallocate among the underlying funds. However, a hard rebalance (i.e. a fund rebalancing to move the underlying fund investments to their target allocation percentages) was performed in November to align the actual allocations with our targets.

WHAT IS THE OUTLOOK?

Economic data continues to suggest weaker growth ahead, a trend that began in the first quarter of the year. Additionally, the Federal Reserve concluded at its March meeting that business executives are pessimistic about sales growth, which poses a downside risk to the economy. Other risks going forward include the potential effects of the ongoing troubles within the housing sector as well as persistently high energy and food costs, which could sap consumer spending. Although business activity has been sluggish, strong consumption supports growth. And while recent CPI data suggests some moderation in core inflation, inflationary pressures remain elevated. Unless these pressures ease, we believe it is unlikely that the Federal Reserve will cut rates in the foreseeable future, as many are anticipating. While we do not feel that the economy is headed for a recession, our outlook for growth and interest rates is biased to the lower side.

While we intend to stay within a limited range about our target asset class ranges, we will make incremental changes to asset class and individual fund allocation according to our outlook and the Fund's objective to provide income for retirees.

COMPOSITION BY UNDERLYING FUND
as of April 30, 2007

                                                      PERCENTAGE OF
FUND NAME                                              NET ASSETS
-------------------------------------------------------------------
Hartford Capital Appreciation Fund, Class Y                 7.6%
-------------------------------------------------------------------
Hartford Floating Rate Fund, Class Y                        7.2
-------------------------------------------------------------------
Hartford Global Leaders Fund, Class Y                       1.6
-------------------------------------------------------------------
Hartford Growth Opportunities Fund, Class Y                 4.1
-------------------------------------------------------------------
Hartford Income Fund, Class Y                              10.6
-------------------------------------------------------------------
Hartford Inflation Plus Fund, Class Y                      12.0
-------------------------------------------------------------------
Hartford International Opportunities Fund, Class Y          1.9
-------------------------------------------------------------------
Hartford International Small Company Fund, Class Y          1.9
-------------------------------------------------------------------
Hartford Select MidCap Value Fund, Class Y                  1.7
-------------------------------------------------------------------
Hartford Short Duration Fund, Class Y                      23.4
-------------------------------------------------------------------
Hartford Small Company Fund, Class Y                        2.4
-------------------------------------------------------------------
Hartford Total Return Bond Fund, Class Y                   12.3
-------------------------------------------------------------------
Hartford Value Fund, Class Y                                9.4
-------------------------------------------------------------------
Other Assets & Liabilities                                  3.9
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Select MidCap Growth Fund
  (subadvised by: Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS LONG-TERM CAPITAL APPRECIATION.

PERFORMANCE OVERVIEW(2) 1/1/05 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                 SELECT MIDCAP GROWTH FUND         RUSSELL MIDCAP GROWTH INDEX
                                                                 -------------------------         ---------------------------
1/1/05                                                                      9450                              10000
                                                                            9168                               9732
                                                                            9272                               9979
                                                                            9149                               9833
4/05                                                                        8717                               9444
                                                                            9168                               9985
                                                                            9290                              10170
                                                                            9779                              10764
8/05                                                                        9732                              10698
                                                                            9826                              10837
                                                                            9525                              10518
                                                                           10081                              11088
12/05                                                                      10110                              11210
                                                                           10660                              11881
                                                                           10650                              11735
                                                                           11001                              12063
4/06                                                                       11039                              12114
                                                                           10384                              11544
                                                                           10327                              11497
                                                                            9910                              11085
8/06                                                                       10128                              11340
                                                                           10403                              11599
                                                                           10698                              12044
                                                                           11203                              12517
12/06                                                                      11143                              12404
                                                                           11579                              12856
                                                                           11519                              12828
                                                                           11678                              12895
4/07                                                                       12034                              13462

    --- SELECT MIDCAP GROWTH FUND              --- RUSSELL MIDCAP GROWTH INDEX
        $9,450  starting value                     $10,000 starting value
        $12,034 ending value                       $13,462 ending value

RUSSELL MIDCAP GROWTH INDEX is an unmanaged index measuring the performance of the mid-size company segment of the U.S. market.


You cannot invest directly in an index.


The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                       INCEPTION              SINCE
                         DATE      1 YEAR   INCEPTION
----------------------------------------------------------
Select MidCap Gro
  A#.................   1/1/2005    9.01%     10.95%
----------------------------------------------------------
Select MidCap Gro
  A##................   1/1/2005    3.02%      8.29%
----------------------------------------------------------
Select MidCap Gro
  B#.................   1/1/2005    8.30%     10.23%
----------------------------------------------------------
Select MidCap Gro
  B##................   1/1/2005    3.30%      9.09%
----------------------------------------------------------
Select MidCap Gro
  C#.................   1/1/2005    8.03%     10.12%
----------------------------------------------------------
Select MidCap Gro
  C##................   1/1/2005    7.03%     10.12%
----------------------------------------------------------
Select MidCap Gro
  Y#.................   1/1/2005    9.49%     11.37%
----------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGER HUGH WHELAN, Executive Vice President

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

--------------------------------------------------------------------------------

WHAT DID THE MARKET DO AND HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Select MidCap Growth Fund returned 12.49%, before sales charge, for the six month period ended April 30, 2007, versus 11.77% for its benchmark, the Russell MidCap Growth Index, and the 11.38% average return of the Lipper Mid-Cap Growth Funds category, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

The Fund has benefited from security selection in the healthcare and utilities sectors. Weak security selection in the financials and consumer staples sectors detracted from performance.

Among the largest contributors to relative (i.e. performance of the Fund as measured against the benchmark) returns were overweights to ImClone Systems Incorporated and NRG Energy, Inc. ImClone rallied after Amgen canceled a clinical trial involving its rival drug to ImClone's Erbitux. NRG rose on strong first quarter results and buyout rumors.

Among the largest detractors to relative returns were an overweight to First Marblehead Corporation and an underweight to Amazon.com, Inc. First Marblehead fell on fears of increased competition from Sallie Mae which agreed to be bought by a group of private equity investors. Amazon rose after its first quarter profit more than doubled and sales rose by almost one-third.

WHAT IS THE OUTLOOK?

The near-term environment for stocks looks challenging. Economic and profit growth are slowing, and at the same time, labor costs are rising and inflation continues to worry the Federal Open Market Committee.

Our investment team seeks companies that we believe have compelling stock characteristics versus the Russell MidCap Growth Index. Our systematic approach weighs 30 fundamental characteristics across four broad categories, including business behavior, management behavior, valuation and investor behavior. This analysis is used to build a broadly diversified portfolio of companies, with sector weightings determined largely by the attractiveness of specific stocks within the Fund's investment universe.

The Fund's current top holdings include overweights to WellCare Group, Inc. and Humana Inc. WellCare is a top holding primarily due to a combination of strong management behavior as exhibited by efficient working capital management, and investor behavior. Humana is a top holding primarily because of their combination of strong management behavior as exhibited by efficient working capital management, and attractive valuations, especially free cash flow yields.

The Fund currently has lower price-earnings and price-cash flow ratios, higher operating and net margins, and lower leverage versus the Russell MidCap Growth Index. We believe this approach will yield attractive risk-adjusted returns relative to the Index over the long term.

--------------------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             7.3%
-------------------------------------------------------------------
Capital Goods                                               4.3
-------------------------------------------------------------------
Consumer Cyclical                                          16.8
-------------------------------------------------------------------
Consumer Staples                                            3.1
-------------------------------------------------------------------
Energy                                                      6.9
-------------------------------------------------------------------
Finance                                                    16.2
-------------------------------------------------------------------
Health Care                                                 7.3
-------------------------------------------------------------------
Services                                                   12.9
-------------------------------------------------------------------
Technology                                                 21.5
-------------------------------------------------------------------
Transportation                                              1.3
-------------------------------------------------------------------
Utilities                                                   2.1
-------------------------------------------------------------------
Short-Term Investments                                     22.0
-------------------------------------------------------------------
Other Assets & Liabilities                                -21.7
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Select MidCap Value Fund
  (subadvised by: Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS LONG-TERM CAPITAL APPRECIATION.

PERFORMANCE OVERVIEW(2) 4/29/05 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                  SELECT MIDCAP VALUE FUND          RUSSELL MIDCAP VALUE INDEX
                                                                  ------------------------          --------------------------
4/29/05                                                                     9450                              10000
                                                                            9450                              10000
                                                                            9847                              10413
                                                                           10074                              10754
                                                                           10452                              11266
8/05                                                                       10423                              11178
                                                                           10518                              11330
                                                                           10197                              10983
                                                                           10607                              11370
12/05                                                                      10673                              11481
                                                                           11050                              11979
                                                                           11098                              12092
                                                                           11379                              12356
4/06                                                                       11543                              12475
                                                                           11204                              12214
                                                                           11156                              12287
                                                                           10992                              12217
8/06                                                                       11301                              12560
                                                                           11533                              12720
                                                                           11997                              13236
                                                                           12377                              13663
12/06                                                                      12548                              13802
                                                                           12951                              14227
                                                                           12910                              14312
                                                                           12991                              14473
4/07                                                                       13484                              14927

    --- SELECT MIDCAP VALUE FUND               --- RUSSELL MIDCAP VALUE INDEX
        $9,450  starting value                     $10,000 starting value
        $13,484 ending value                       $14,927 ending value

RUSSELL MIDCAP VALUE INDEX measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth rate. These stocks are also members of the Russell 1000 Value Index.


You cannot invest directly in an index.


The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                        INCEPTION              SINCE
                          DATE      1 YEAR   INCEPTION
-----------------------------------------------------------
Select MidCap Val A#    4/29/2005   16.83%    19.43%
-----------------------------------------------------------
Select MidCap Val A##   4/29/2005   10.40%    16.10%
-----------------------------------------------------------
Select MidCap Val B#    4/29/2005   16.00%    18.57%
-----------------------------------------------------------
Select MidCap Val B##   4/29/2005   11.00%    17.30%
-----------------------------------------------------------
Select MidCap Val C#    4/29/2005   15.90%    18.57%
-----------------------------------------------------------
Select MidCap Val C##   4/29/2005   14.90%    18.57%
-----------------------------------------------------------
Select MidCap Val Y#    4/29/2005   17.00%    19.74%
-----------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGER HUGH WHELAN, Executive Vice President

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

--------------------------------------------------------------------------------

WHAT DID THE MARKET DO AND HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Select MidCap Value Fund returned 12.40%, before sales charge, for the six month period ended April 30, 2007, versus 12.78% for its benchmark, the Russell MidCap Value Index, and the 12.21% average return of the Lipper Mid-Cap Core Funds category, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

During the past six months, overweights (i.e. the Fund's sector position was greater than the benchmark position) to the financial sector and underweights (i.e. the Fund's sector position was less than the benchmark position) to the utilities and materials sectors were detractors from relative (i.e. performance of the Fund as measured against the benchmark) performance. However, security selection in the energy, industrials and consumer staples sectors drove the portfolio to a positive relative result.

Among the largest contributors to relative performance were overweights to Tesoro Corporation and Carolina Group. Tesoro rose as it announced strong fourth quarter results and expansion plans which favorably impressed investors. Carolina Group rose after it reported earnings that beat analyst expectations.

Among the largest detractors to relative performance were overweights to Lexmark International Inc. and New Century Financial Corporation. Lexmark fell after it reported weak quarterly results and revised downward its earnings forecast. New Century fell sharply after it announced that it was having difficulty financing operations because of a rise in defaults and difficulty in securing new credit.

WHAT IS THE OUTLOOK?

The near-term environment for stocks looks challenging. Economic and profit growth are slowing, and at the same time, labor costs are rising and inflation continues to worry the Federal Open Market Committee.

Our investment team seeks companies that we believe have compelling stock characteristics versus the Russell MidCap Value Index. Our systematic approach weighs 80 fundamental characteristics across four broad categories, including business behavior, management behavior, valuation and investor behavior. This analysis is used to build a broadly diversified portfolio of companies, with sector weightings determined largely by the attractiveness of specific stocks within the Fund's investment universe. We believe will this approach will yield attractive risk-adjusted returns relative to the Russell Midcap Value Index over the long term.

The Fund's current top holdings include overweights to AmeriCredit Corporation and Comerica Inc. These stocks are top holdings primarily because of their combination of attractive valuations and investor recognition characteristics.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             4.5%
-------------------------------------------------------------------
Capital Goods                                               7.0
-------------------------------------------------------------------
Consumer Cyclical                                           7.3
-------------------------------------------------------------------
Consumer Staples                                            7.3
-------------------------------------------------------------------
Energy                                                      6.3
-------------------------------------------------------------------
Finance                                                    37.9
-------------------------------------------------------------------
Health Care                                                 2.2
-------------------------------------------------------------------
Services                                                    5.0
-------------------------------------------------------------------
Technology                                                  9.0
-------------------------------------------------------------------
Transportation                                              1.5
-------------------------------------------------------------------
Utilities                                                  11.6
-------------------------------------------------------------------
Short-Term Investments                                     10.3
-------------------------------------------------------------------
Other Assets & Liabilities                                 -9.9
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Select SmallCap Value Fund
(subadvised by: Kayne Anderson Rudnick Investment Management, LLC
   Metropolitan West Capital Management, LLC
                SSgA Funds Management, Inc.)

INVESTMENT OBJECTIVE -- SEEKS CAPITAL APPRECIATION.

PERFORMANCE OVERVIEW(2) 7/31/06 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                 SELECT SMALLCAP VALUE FUND          RUSSELL 200 VALUE INDEX
                                                                 --------------------------          -----------------------
7/31/06                                                                     9450                              10000
                                                                            9667                              10299
                                                                            9800                              10399
10/06                                                                      10357                              10929
                                                                           10661                              11240
                                                                           10670                              11338
1/07                                                                       10983                              11508
                                                                           10907                              11367
                                                                           11068                              11504
4/07                                                                       11220                              11623

    --- SELECT SMALLCAP VALUE FUND                         --- RUSSELL 2000 VALUE INDEX
        $9,450  starting value                                 $10,000 starting value
        $11,220 ending value                                   $11,623 ending value

RUSSELL 2000 VALUE INDEX is a broad-based unmanaged index comprised of 2,000 of the smallest U.S. domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange. American Stock Exchange and Nasdaq.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                           INCEPTION     SINCE
                             DATE      INCEPTION
-----------------------------------------------------
Select SmallCap Value A#   7/31/2006    18.73%
-----------------------------------------------------
Select SmallCap Value A##  7/31/2006    12.20%
-----------------------------------------------------
Select SmallCap Value B#   7/31/2006    17.93%
-----------------------------------------------------
Select SmallCap Value B##  7/31/2006    12.93%
-----------------------------------------------------
Select SmallCap Value C#   7/31/2006    18.03%
-----------------------------------------------------
Select SmallCap Value C##  7/31/2006    17.03%
-----------------------------------------------------
Select SmallCap Value Y#   7/31/2006    18.98%
-----------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

KAYNE ANDERSON RUDNICK INVESTMENT
MANAGEMENT, LLC
ROBERT A. SCHWARZKOPF
Managing Director

SANDI L. GLEASON

METROPOLITAN WEST CAPITAL MANAGEMENT, LLC
GARY W. LISENBEE
President
SAMIR SIKKA
Senior Vice President

SSGA FUNDS MANAGEMENT, INC.
RIC THOMAS
Principal

CHUCK MARTIN
Principal

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

Class A shares of The Hartford Select SmallCap Value Fund returned 8.33%, before sales charge, for the six month period ended April 30, 2007. The Fund outperformed the 6.36% return of the Russell 2000 Value Index and underperformed the 9.26% return of the Lipper Small Cap Value peer group average.

WHY DID THE FUND PERFORM THIS WAY?

U.S. equities posted positive returns during the period, with mid cap stocks outperforming small and larger cap stocks, as measured by the S&P 400 Midcap, Russell 2000 and S&P 500 indices, respectively. Within small cap stocks, growth stocks outpaced value during the period, as measured by the Russell 2000 Growth (7.42%) and Russell 2000 Value (6.36%) indices. While all but one economic sector in the Russell 2000 Value Index advanced over the semi-annual period, performance varied widely by sector. Materials stocks in the Index gained 26.3% on average over the six-month period. Due in large part to sub-prime mortgage woes, the Financials sector posted a total return of -3.0%.

Stock selection was the primary driver of our performance during the year. Syntel (a business provider of information technology services and one of our largest holdings) and ABM Industries (a facility services contractor) were top relative (i.e. performance of the Fund as measured against the benchmark) performers as a result of posting strong financial results and increasing earnings guidance. Other strong performers for the Fund included Tempur-Pedic International (a mattress and pillow manufacturer) and First Republic Bank (a San Francisco-based commercial bank and wealth management firm). Tempur-Pedic rose during the period due to continued strong financial results and an initiation of a share repurchase program. In January 2007, Merrill Lynch made an offer to buy First Republic Bank. The $55 per share cash offer represented a 44% premium over the stock price prior to the

--------------------------------------------------------------------------------

announcement. We sold this position during the period as the stock approached our intrinsic value target.

Performance also benefited from the Fund's underweight in the Financials sector relative to the Russell 2000 Value Index as the sector continued to underperform the market over the period. The Fund's average weight in financials was 25%, as compared to 34% for the benchmark.

Detractors from performance included Corus Bankshares (a bank holding company) and Young Innovations (a manufacturer of dentistry supplies and equipment). Corus fell due to poor financials results from the slowdown in the residential housing market. Young Innovations decreased on analyst downgrades due to lowered earnings guidance resulting from lower than expected sales and higher than expected costs from consolidation activities.

WHAT IS THE OUTLOOK?

After reaching peak profitability in 2006, corporate profits broke a string of double-digit increases in operating earnings, as the companies in the S&P 500 Index posted single-digit profit gains in the fourth quarter of 2006 for the first time in 18 quarters. In the past, a decelerating profit environment has prompted investors to rotate to higher quality companies because of their dependable earnings streams. Currently, the Fund's overweight positions relative to the benchmark was in Industrials, Energy and Health Care. Conversely, the Fund's largest underweight position relative to the benchmark continues to be in Financials, which we consider unattractive given above-average historical valuations, rising credit costs, and the slowdown in the housing market. We believe that the complementary style of the three subadvisors provides the Fund with a well positioned portfolio in this environment to add value relative to the market and its peers.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             8.2%
-------------------------------------------------------------------
Capital Goods                                               6.0
-------------------------------------------------------------------
Consumer Cyclical                                          13.0
-------------------------------------------------------------------
Consumer Staples                                            2.3
-------------------------------------------------------------------
Energy                                                      4.4
-------------------------------------------------------------------
Finance                                                    24.1
-------------------------------------------------------------------
Health Care                                                 4.7
-------------------------------------------------------------------
Investment Pools and Funds                                  1.5
-------------------------------------------------------------------
Services                                                   14.3
-------------------------------------------------------------------
Technology                                                  8.5
-------------------------------------------------------------------
Transportation                                              4.3
-------------------------------------------------------------------
Utilities                                                   2.0
-------------------------------------------------------------------
Short-Term Investments                                      6.4
-------------------------------------------------------------------
Other Assets & Liabilities                                  0.3
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Short Duration Fund
(subadvised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS TO PROVIDE A HIGH LEVEL OF INCOME.

PERFORMANCE OVERVIEW(2) 10/31/02 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                  LEHMAN BROTHERS 1-5 YEAR U.S.
                                                                    SHORT DURATION FUND              GOVERNMENT/CREDIT INDEX
                                                                    -------------------           -----------------------------
10/31/02                                                                    9700                              10000
                                                                            9676                               9987
                                                                            9829                              10145
                                                                            9842                              10150
                                                                            9945                              10244
                                                                            9963                              10262
4/03                                                                       10023                              10312
                                                                           10130                              10430
                                                                           10143                              10442
                                                                           10008                              10296
                                                                           10013                              10300
                                                                           10186                              10474
                                                                           10134                              10406
                                                                           10131                              10406
                                                                           10209                              10485
                                                                           10254                              10527
                                                                           10319                              10609
                                                                           10365                              10667
4/04                                                                       10242                              10494
                                                                           10220                              10467
                                                                           10236                              10481
                                                                           10283                              10541
                                                                           10356                              10662
                                                                           10346                              10662
                                                                           10377                              10713
                                                                           10329                              10638
                                                                           10357                              10679
                                                                           10358                              10676
                                                                           10350                              10635
                                                                           10343                              10609
4/05                                                                       10404                              10694
                                                                           10424                              10756
                                                                           10448                              10787
                                                                           10440                              10730
                                                                           10483                              10824
                                                                           10490                              10770
                                                                           10472                              10744
                                                                           10511                              10784
                                                                           10542                              10832
                                                                           10561                              10846
                                                                           10578                              10851
                                                                           10587                              10846
4/06                                                                       10629                              10876
                                                                           10652                              10885
                                                                           10688                              10903
                                                                           10743                              11004
                                                                           10797                              11106
                                                                           10860                              11176
                                                                           10893                              11227
                                                                           10952                              11304
                                                                           10959                              11289
                                                                           11010                              11307
                                                                           11081                              11426
                                                                           11102                              11465
4/07                                                                       11146                              11512

    --- SHORT DURATION FUND                   --- LEHMAN BROTHERS 1-5 YEAR U.S.
        $9,700  starting value                    GOVERNMENT/CREDIT INDEX
        $11,146 ending value                      $10,000 starting value
                                                  $11,512 ending value

LEHMAN BROTHERS 1-5 YEAR U.S. GOVERNMENT/CREDIT INDEX is an unmanaged index comprised of the U.S. Government/Credit component of the U.S. Aggregate Index. The Hartford Government/Credit Index includes securities in the 1-5 year maturity range in the Government and Credit Indices.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                    INCEPTION               SINCE
                       DATE      1 YEAR   INCEPTION
--------------------------------------------------------
Short Duration A#   10/31/2002    4.86%     3.14%
--------------------------------------------------------
Short Duration A##  10/31/2002    1.71%     2.44%
--------------------------------------------------------
Short Duration B#   10/31/2002    4.06%     2.39%
--------------------------------------------------------
Short Duration B##  10/31/2002   -0.94%     1.98%
--------------------------------------------------------
Short Duration C#   10/31/2002    4.06%     2.39%
--------------------------------------------------------
Short Duration C##  10/31/2002    3.06%     2.39%
--------------------------------------------------------
Short Duration Y#   11/28/2003    5.25%     3.08%
--------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

ROBERT CRUSHA
Vice President

BRIAN DIRGINS
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Short Duration Fund returned 2.32%, before sales charge, for the six-month period ended April 30, 2007, versus the 2.41% return of its benchmark, the Lehman Brothers 1-5 Year U.S. Government/Credit Index, and the 2.42% average return of the Lipper Short Investment Grade Debt Funds category, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

The largest drivers of the Fund's performance relative (i.e. performance of the Fund as measured against the benchmark) to the Lehman Brothers 1-5 Year U.S. Government/Credit Index were its sector allocation and duration (i.e. sensitivity to changes in interest rates) positioning. During the period we selectively increased our exposure to non-government issuers, taking advantage of cheaper (more attractive) asset valuations in the wake of turmoil in the sub-prime mortgage market. At the same time, we reduced our exposure to Treasuries and cash. Our positions in the investment grade corporate sector, as well as the out-of-benchmark allocations to asset backed securities (ABS), mortgage backed securities (MBS), and commercial mortgage backed securities
(CMBS), were the primary drivers of portfolio yield. An underweight (i.e. the Fund's sector position was less than the benchmark position) to Treasuries in favor of the aforementioned sectors also resulted in enhanced yield.

The Fund's shorter duration of 1.06 years at the end of the period versus the Index duration of 2.32 years detracted from performance as yields on the short end of the yield curve decreased by 9 to 10 basis points during the six-month period.

WHAT IS THE OUTLOOK?

Economic data continues to suggest that while growth has slowed, we are not necessarily headed into a recession. In recent months, the sub-prime housing sector has had the most significant impact on the markets, but we do not expect this to spill over into the larger macro economy. We will continue to look for signs of spread widening (i.e. short and long term interest rates moving farther apart), at which point we will add to our exposure to "spread product" (issues yielding more than Treasuries) while continuing to reduce both our Treasury and cash positions. With slowing growth and a sluggish housing market, we do not feel that an easing by the Federal Open Market Committee ("the Federal Reserve") is imminent. If the Federal Reserve does in fact ease, we

--------------------------------------------------------------------------------

believe it will not occur, at the least, until early 2008. Given this outlook, as well as the inverted shape of the yield curve where two-and three-year Treasuries are yielding less than cash, we will likely keep the Fund's duration significantly shorter than that of the benchmark.

DISTRIBUTION BY CREDIT QUALITY
as of April 30, 2007

                                                   PERCENTAGE OF
RATING                                                HOLDINGS
-------------------------------------------------------------------
AAA                                                     41.1%
-------------------------------------------------------------------
AA                                                       4.2
-------------------------------------------------------------------
A                                                       17.9
-------------------------------------------------------------------
BBB                                                     30.8
-------------------------------------------------------------------
BB                                                       0.3
-------------------------------------------------------------------
NR                                                       5.7
-------------------------------------------------------------------
TOTAL                                                  100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             1.6%
-------------------------------------------------------------------
Capital Goods                                               0.2
-------------------------------------------------------------------
Consumer Cyclical                                           2.3
-------------------------------------------------------------------
Consumer Staples                                            0.4
-------------------------------------------------------------------
Energy                                                      2.3
-------------------------------------------------------------------
Finance                                                    62.7
-------------------------------------------------------------------
Health Care                                                 1.0
-------------------------------------------------------------------
Services                                                    3.1
-------------------------------------------------------------------
Technology                                                  2.2
-------------------------------------------------------------------
Transportation                                              0.6
-------------------------------------------------------------------
U.S. Government Agencies                                    9.8
-------------------------------------------------------------------
U.S. Government Securities                                  6.0
-------------------------------------------------------------------
Utilities                                                   1.7
-------------------------------------------------------------------
Short-Term Investments                                      5.8
-------------------------------------------------------------------
Other Assets & Liabilities                                  0.3
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Small Company Fund
(subadvised by: Wellington Management Company, LLP
                Hartford Investment Management Company)
INVESTMENT OBJECTIVE -- SEEKS GROWTH OF CAPITAL.

PERFORMANCE OVERVIEW(3) 4/30/97 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                     SMALL COMPANY FUND             RUSSELL 2000 GROWTH INDEX
                                                                     ------------------             -------------------------
4/30/97                                                                     9450                              10000
                                                                           10469                              11503
                                                                           11083                              11893
                                                                           11621                              12502
                                                                           11894                              12878
                                                                           12913                              13905
                                                                           12385                              13070
                                                                           12168                              12758
                                                                           12014                              12766
                                                                           11718                              12595
                                                                           12884                              13707
                                                                           13398                              14282
4/98                                                                       13575                              14370
                                                                           12913                              13326
                                                                           13102                              13462
                                                                           12643                              12338
                                                                            9552                               9490
                                                                           10380                              10452
                                                                           11207                              10997
                                                                           11965                              11850
                                                                           13271                              12923
                                                                           13850                              13504
                                                                           12484                              12269
                                                                           13511                              12705
4/99                                                                       14618                              13828
                                                                           14927                              13849
                                                                           16113                              14579
                                                                           16093                              14128
                                                                           15864                              13600
                                                                           16183                              13862
                                                                           16741                              14217
                                                                           18647                              15720
                                                                           21986                              18491
                                                                           21342                              18319
                                                                           25088                              22581
                                                                           24713                              20208
4/00                                                                       22480                              18167
                                                                           19968                              16577
                                                                           22784                              18718
                                                                           20954                              17114
                                                                           22616                              18914
                                                                           21628                              17974
                                                                           20292                              16515
                                                                           17767                              13517
                                                                           19101                              14344
                                                                           18254                              15505
                                                                           16235                              13379
                                                                           14831                              12163
4/01                                                                       16850                              13652
                                                                           16629                              13968
                                                                           16889                              14349
                                                                           15972                              13125
                                                                           15299                              12305
                                                                           12884                              10320
                                                                           13929                              11313
                                                                           15264                              12257
                                                                           16077                              13020
                                                                           15821                              12557
                                                                           15078                              11744
                                                                           16181                              12765
4/02                                                                       15775                              12489
                                                                           15171                              11759
                                                                           14115                              10761
                                                                           11828                               9107
                                                                           11596                               9103
                                                                           11120                               8446
                                                                           11526                               8873
                                                                           12234                               9753
                                                                           11167                               9080
                                                                           10865                               8833
                                                                           10644                               8598
                                                                           11016                               8728
4/03                                                                       12188                               9554
                                                                           13546                              10631
                                                                           13976                              10835
                                                                           14974                              11654
                                                                           15717                              12280
                                                                           15136                              11970
                                                                           16576                              13004
                                                                           17040                              13428
                                                                           17353                              13488
                                                                           18050                              14196
                                                                           18073                              14174
                                                                           18421                              14240
4/04                                                                       17469                              13526
                                                                           17783                              13795
                                                                           18178                              14254
                                                                           16680                              12974
                                                                           15960                              12695
                                                                           17202                              13397
                                                                           17516                              13722
                                                                           18514                              14882
                                                                           19327                              15417
                                                                           18270                              14723
                                                                           18874                              14925
                                                                           18619                              14365
4/05                                                                       17818                              13451
                                                                           19025                              14399
                                                                           20093                              14865
                                                                           21312                              15904
                                                                           21381                              15680
                                                                           21973                              15804
                                                                           21416                              15220
                                                                           22728                              16081
                                                                           23296                              16058
                                                                           25397                              17606
                                                                           25212                              17513
                                                                           26314                              18364
4/06                                                                       26825                              18311
                                                                           25420                              17022
                                                                           24794                              17032
                                                                           23772                              16148
                                                                           24028                              16621
                                                                           24120                              16733
                                                                           25049                              17817
                                                                           26058                              18244
                                                                           26490                              18200
                                                                           27238                              18539
                                                                           27340                              18480
                                                                           27720                              18651
4/07                                                                       28393                              19140

    --- SMALL COMPANY FUND                     --- RUSSELL 2000 GROWTH INDEX
        $9,450  starting value                     $10,000 starting value
        $28,393 ending value                       $19,140 ending value

RUSSELL 2000 GROWTH INDEX is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.


AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

               INCEPTION     1       5        10       SINCE
                 DATE      YEAR     YEAR     YEAR    INCEPTION
-------------------------------------------------------------------
Small Co A#    7/22/1996   5.84%   12.47%   11.62%    11.45%
-------------------------------------------------------------------
Small Co A##   7/22/1996   0.02%   11.20%   10.99%    10.87%
-------------------------------------------------------------------
Small Co B#    7/22/1996   5.00%   11.64%    NA*       NA*
-------------------------------------------------------------------
Small Co B##   7/22/1996   0.23%   11.38%    NA*       NA*
-------------------------------------------------------------------
Small Co C#    7/22/1996   5.04%   11.64%   10.85%    10.68%
-------------------------------------------------------------------
Small Co C##   7/22/1996   4.08%   11.64%   10.85%    10.68%
-------------------------------------------------------------------
Small Co I#    7/22/1996   6.08%   12.52%   11.65%    11.47%
-------------------------------------------------------------------
Small Co R3#   7/22/1996   6.05%   12.92%   12.12%    11.95%
-------------------------------------------------------------------
Small Co R4#   7/22/1996   6.14%   12.94%   12.12%    11.95%
-------------------------------------------------------------------
Small Co R5#   7/22/1996   6.28%   12.97%   12.14%    11.97%
-------------------------------------------------------------------
Small Co Y#    7/22/1996   6.32%   12.98%   12.14%    11.97%
-------------------------------------------------------------------

  # Without sales charge
 ## With sales charge
 NA Not Applicable
  * 10 year and inception returns are not applicable for Class B because after 8 years Class B converts to Class A.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable. Class I shares commenced operations on 8/31/06. Performance prior to 8/31/06 reflects Class A performance. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class Y performance.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, I, R3, R4, R5 and Y shares will vary from results seen above due to differences in the expenses charges to these share classes.

PORTFOLIO MANAGERS

WELLINGTON MANAGEMENT COMPANY, LLP

STEVEN C. ANGELI, CFA
Senior Vice President, Partner

STEPHEN C. MORTIMER
Vice President

MARIO E. ABULARACH, CFA
Vice President
HARTFORD INVESTMENT MANAGEMENT COMPANY

HUGH WHELAN
Executive Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of the Hartford Small Company Fund returned 13.35%, before sales charge, for the six-month period ended April 30, 2007, outperforming its benchmark, the Russell 2000 Growth Index, which returned 7.43% for the same period. The Fund also outperformed the 9.16% return of the average fund in the Lipper Small Cap Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Effective April 2, 2007, Hugh Whelan assumed the portfolio management responsibilities for the Hartford Investment Management sleeve of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

While most major indices posted positive results during the period, returns were marked by volatility. The markets were roiled by the subprime shakeout, a slowing U.S. economy, and sentiment swings in emerging markets. Despite this environment, nine out of the ten sectors in the benchmark, the Russell 2000 Growth Index, posted positive returns for the period, led by Materials (+21%), Utilities (+12%), and Information Technology (+11%). The laggards in this environment were Telecommunication Services (-4%), Financials (+0%), and Health Care (+4%).

The Fund's outperformance was primarily due to positive stock selection; relative sector exposure did not have a meaningful impact on benchmark-relative (i.e. performance of the Fund as measured against the benchmark) returns. Security selection was

--------------------------------------------------------------------------------

positive in nine out of the ten broad sectors, particularly in the Consumer Discretionary, Industrials, and Information Technology sectors. Performance was modestly impacted by poor stock selection in Health Care sector.

Among the top relative and absolute (i.e. total return) contributors to performance during the period were TeleTech Holdings (Commercial Services & Supplies) and Terra Industries (Materials). TeleTech, a global operator of outsourced call centers for large customers in various industries, is benefiting from a competitive advantage rooted in its global scale and technology. We feel that the market is beginning to recognize improving profitability as it transitions to low-cost offshore locations. Terra Industries, a major U.S. provider of nitrogen fertilizers to the agricultural supply chain, benefited from increasing demand for ethanol which drove higher corn prices, higher corn plantings, and greater need for soil nutrients. Among other top relative contributors was Copa Holdings (Transportation). Panamanian airline Copa rose with strong traffic and load factors. The company is benefiting from Panama's rise as a north-south hub complex and the successful restructuring of a recently acquired Colombian airline. Experienced management, a young fleet, and capacity additions should provide strong growth. Another strong contributor to performance was Chinese media company Focus Media. Shares roses after the company reported a surge in profits.
Stocks with the largest negative absolute and relative impacts were MoneyGram (Software & Services), AtheroGenics (Pharma, Bio, & Life Sciences), and The Children's Place (Retailing). Shares of global payment services company MoneyGram dipped after the company reported a decrease in net income for the first quarter and an increase in expenses. Pharmaceutical company AtheroGenics' stock price fell after its proposed drug to fight heart disease failed in a study. Shares of The Children's Place retailer fell after December same-store sales declined. Sales rose more slowly than a year earlier due to a mild winter, which hurt demand for cold-weather clothes. We continued to hold all three securities at the end of the period.

WHAT IS THE OUTLOOK?

The Fund focuses on stocks of companies we see as having unique business models or special market opportunities that should allow them to deliver superior growth. As such, changes in the overall positioning of the Fund are the result of bottom up stock decisions as opposed to top-down macro themes. On a sector level, the most notable shifts over the six months have been a migration towards Health Care and Consumer Discretionary concerns and away from Financials and Telecommunication Services. At the end of the period the Fund's largest overweight (i.e. the Fund's sector position was greater than the benchmark position) allocations were Consumer Discretionary, Industrials and Utilities; while the largest underweight (i.e. the Fund's sector position was less than the benchmark position) allocations were Information Technology, Financials, and Health Care.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             9.3%
-------------------------------------------------------------------
Capital Goods                                               4.7
-------------------------------------------------------------------
Consumer Cyclical                                           9.1
-------------------------------------------------------------------
Consumer Staples                                            1.0
-------------------------------------------------------------------
Energy                                                      5.7
-------------------------------------------------------------------
Finance                                                     7.8
-------------------------------------------------------------------
Health Care                                                14.7
-------------------------------------------------------------------
Services                                                   15.4
-------------------------------------------------------------------
Technology                                                 25.6
-------------------------------------------------------------------
Transportation                                              2.2
-------------------------------------------------------------------
Utilities                                                   0.8
-------------------------------------------------------------------
Short-Term Investments                                     17.8
-------------------------------------------------------------------
Other Assets & Liabilities                                -14.1
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford SmallCap Growth Fund
(subadvised by: Wellington Management Company, LLP
 Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS TO MAXIMIZE SHORT- AND LONG-TERM CAPITAL APPRECIATION.

PERFORMANCE OVERVIEW(1,3) 4/30/97 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                    SMALLCAP GROWTH FUND            RUSSELL 2000 GROWTH INDEX
                                                                    --------------------            -------------------------
4/30/97                                                                     9450                              10000
                                                                           11225                              11503
                                                                           11496                              11893
                                                                           12170                              12502
                                                                           11856                              12877
                                                                           12650                              13905
                                                                           12069                              13069
                                                                           12112                              12758
                                                                           12449                              12765
                                                                           12034                              12596
                                                                           13464                              13708
                                                                           14328                              14284
4/98                                                                       14437                              14371
                                                                           13696                              13326
                                                                           14251                              13462
                                                                           13100                              12338
                                                                           10237                               9490
                                                                           10946                              10453
                                                                           11658                              10998
                                                                           13131                              11852
                                                                           14920                              12924
                                                                           15980                              13506
                                                                           13957                              12270
                                                                           14966                              12707
4/99                                                                       15524                              13829
                                                                           15637                              13851
                                                                           17803                              14581
                                                                           18033                              14130
                                                                           18453                              13602
                                                                           19318                              13864
                                                                           22170                              14219
                                                                           24923                              15722
                                                                           31545                              18493
                                                                           32158                              18321
                                                                           44903                              22584
                                                                           40178                              20210
4/00                                                                       33641                              18169
                                                                           28969                              16577
                                                                           35901                              18719
                                                                           33239                              17115
                                                                           39829                              18916
                                                                           37575                              17975
                                                                           34161                              16516
                                                                           24327                              13517
                                                                           27143                              14344
                                                                           27662                              15504
                                                                           22465                              13379
                                                                           20075                              12162
4/01                                                                       21900                              13651
                                                                           21882                              13968
                                                                           22715                              14349
                                                                           21057                              13125
                                                                           19677                              12305
                                                                           16017                              10319
                                                                           17639                              11312
                                                                           19636                              12256
                                                                           21180                              13020
                                                                           20483                              12556
                                                                           19344                              11744
                                                                           21340                              12764
4/02                                                                       20427                              12489
                                                                           18995                              11758
                                                                           17225                              10761
                                                                           14889                               9107
                                                                           14814                               9102
                                                                           13580                               8445
                                                                           14663                               8873
                                                                           16311                               9752
                                                                           15021                               9079
                                                                           14522                               8832
                                                                           13863                               8596
                                                                           14023                               8726
4/03                                                                       15351                               9552
                                                                           17159                              10629
                                                                           17602                              10833
                                                                           18769                              11652
                                                                           20078                              12278
                                                                           20088                              11967
                                                                           21576                              13001
                                                                           22113                              13425
                                                                           22423                              13485
                                                                           23761                              14194
                                                                           23723                              14172
                                                                           23535                              14238
4/04                                                                       22499                              13523
                                                                           22734                              13792
                                                                           23478                              14251
                                                                           21566                              12972
                                                                           21284                              12693
                                                                           22452                              13395
                                                                           23167                              13720
                                                                           24750                              14880
                                                                           25814                              15415
                                                                           24665                              14720
                                                                           25352                              14922
                                                                           25032                              14362
4/05                                                                       23874                              13448
                                                                           25625                              14397
                                                                           26379                              14862
                                                                           28140                              15901
                                                                           27631                              15677
                                                                           27594                              15801
                                                                           26652                              15217
                                                                           28168                              16079
                                                                           28328                              16055
                                                                           30457                              17603
                                                                           29976                              17510
                                                                           30833                              18361
4/06                                                                       30399                              18308
                                                                           28252                              17019
                                                                           28289                              17029
                                                                           26858                              16145
                                                                           27216                              16618
                                                                           27592                              16730
                                                                           29494                              17814
                                                                           29993                              18241
                                                                           29870                              18197
                                                                           30454                              18536
                                                                           30492                              18477
                                                                           30689                              18648
4/07                                                                       31678                              19137

    --- SMALLCAP GROWTH FUND                   --- RUSSELL 2000 GROWTH INDEX
        $9,450  starting value                     $10,000 starting value
        $31,678 ending value                       $19,137 ending value

RUSSELL 2000 GROWTH INDEX is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.


PORTFOLIO MANAGERS
WELLINGTON MANAGEMENT              HARTFORD INVESTMENT
COMPANY, LLP                       MANAGEMENT COMPANY
DAVID J. ELLIOTT                   HUGH WHELAN
Vice President                     Executive Vice President
DORIS T. DWYER
Vice President

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

              INCEPTION      1        5       10       SINCE
                 DATE       YEAR    YEAR     YEAR    INCEPTION
-------------------------------------------------------------------
SmallCap A#     1/4/1988    4.21%   9.17%   12.85%    12.55%
-------------------------------------------------------------------
SmallCap A##    1/4/1988   -1.52%   7.94%   12.22%    12.22%
-------------------------------------------------------------------
SmallCap B#   11/14/1994    3.47%   8.43%    NA*       NA*
-------------------------------------------------------------------
SmallCap B##  11/14/1994   -1.53%   8.14%    NA*       NA*
-------------------------------------------------------------------
SmallCap C#   11/14/1994    3.34%   8.38%   12.13%    10.61%
-------------------------------------------------------------------
SmallCap C##  11/14/1994    2.34%   8.38%   12.13%    10.61%
-------------------------------------------------------------------
SmallCap I#    2/19/2002    4.34%   9.19%     NA      10.33%
-------------------------------------------------------------------
SmallCap L#     1/4/1988    4.35%   9.27%   12.91%    12.57%
-------------------------------------------------------------------
SmallCap L##    1/4/1988   -0.60%   8.21%   12.36%    12.29%
-------------------------------------------------------------------
SmallCap R3#   2/19/2002    4.29%   9.57%     NA      10.17%
-------------------------------------------------------------------
SmallCap R4#   2/19/2002    4.41%   9.60%     NA      10.19%
-------------------------------------------------------------------
SmallCap R5#   2/19/2002    4.50%   9.62%     NA      10.21%
-------------------------------------------------------------------
SmallCap Y#    2/19/2002    4.53%   9.62%     NA      10.21%
-------------------------------------------------------------------

 # Without sales charge
 ## With sales charge
NA Not Applicable
 * 10 year and inception returns are not applicable for Class B because after 8 years Class B converts to Class A.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Classes A, B and C were offered beginning on February 19, 2002. Performance prior to that date is that of the fund's Classes L, M and N shares, respectively, which have lower operating expenses. Performance prior to February 19, 2002 would have been lower if Classes A, B and C shares expenses were applied during that period. (Classes M and N are no longer offered.) Class I shares commenced operations on 8/31/06. Performance prior to 8/31/06 reflects Class A performance. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class Y performance.
(2) The initial investment in Classes A and L shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, I, L, R3, R4, R5 and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford SmallCap Growth Fund returned 7.41%, before sales charge, for the six-month period ended April 30, 2007, underperforming its benchmark, the Russell 2000 Growth Index, which returned 7.43% for the same period and the 9.16% return of the average fund in the Lipper Small Cap Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

While the economy is still healthy, it has demonstrated signs of weakness as witnessed by the deterioration in the sub-prime housing market and reduced capital spending. During the period, mid cap stocks (+12.2%) outperformed small cap stocks (+6.9%) and large cap (+6%) counterparts, as measured by the Russell MidCap Index, Russell 2000 Index, and S&P 500 Index, respectively. Value stocks outperformed growth stocks as measured by the Russell 3000 Value Index and Russell 3000 Growth Index. Within the Russell 2000 Growth Index, sector returns were mostly positive. Materials (+21%), Utilities (+12%), and Information Technology (+11%) were the strongest performing sectors for the period, whereas Telecommunication Services (-4%), Financials (+0%), and Health Care (+4%) lagged the returns of the broader market.

Stock selection within Materials, Telecommunication Services, and Energy were the areas of greatest strength relative (i.e. performance of the Fund as measured against the benchmark) to the benchmark. Among the top contributors to both relative and absolute (i.e. total return) performance were Cleveland-Cliffs (Materials), ITT Educational Services (Consumer Services), and Varian Semiconductor (Semiconductor). Cleveland-Cliffs, a producer of iron ore pellets in North America, is benefiting from continued strong demand from steel companies and raised sales expectations. Postsecondary educator ITT announced earnings and provided guidance above analyst expectations, sending its shares

--------------------------------------------------------------------------------

sharply higher. The company continues to execute well and generate solid free cash flow and we maintained our position. Shares of Varian, a supplier of ion implantation systems used in the fabrication of semiconductor chips rose after exceeding market expectations.

Stock selection within Industrials, Health Care, and Financials hurt the Fund's performance relative to the benchmark. CV Therapeutics (Pharmaceutical Biotechnology), True Religion (Consumer Durables), and IMPAC Mortgage (Real Estate) were the largest detractors from relative and absolute returns over the period. Biopharmaceutical company CV Therapeutics' stock price suffered after the company's angina treatment Ranexa failed a clinical test. Premium denim designer True Religion's stock price declined after the company's earnings fell short of market expectations. Shares of lender IMPAC Mortgage declined on delays in reporting its earnings and broad weakness in the subprime mortgage industry.

WHAT IS THE OUTLOOK?

Decelerating job growth and diminishing home equity extraction could lead to slower consumer spending, despite stabilizing energy prices. Against this backdrop, we believe inflation should remain in check. We expect that sometime this spring will mark the trough in consumption, housing, and the inventory correction in manufacturing, setting the stage for stronger growth in the second half of 2007. Relative sector allocations versus the benchmark are small and incidental to our bottom-up stock selection strategy. At period-end the Fund's largest overweights (i.e. the Fund's sector position was greater than the benchmark position) were in the Technology and Telecommunications Services sectors, offset by underweight (i.e. the Fund's sector position was less than the benchmark position) positions in Financials and Consumer Staples stocks.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             6.4%
-------------------------------------------------------------------
Capital Goods                                               6.1
-------------------------------------------------------------------
Consumer Cyclical                                          12.7
-------------------------------------------------------------------
Consumer Staples                                            0.7
-------------------------------------------------------------------
Energy                                                      4.7
-------------------------------------------------------------------
Finance                                                     8.3
-------------------------------------------------------------------
Health Care                                                17.4
-------------------------------------------------------------------
Services                                                   13.5
-------------------------------------------------------------------
Technology                                                 24.4
-------------------------------------------------------------------
Transportation                                              3.9
-------------------------------------------------------------------
Short-Term Investments                                     19.7
-------------------------------------------------------------------
Other Assets & Liabilities                                -17.8
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Stock Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS LONG-TERM GROWTH OF CAPITAL.

PERFORMANCE OVERVIEW(3) 4/30/97 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                         STOCK FUND                       S&P 500 INDEX
                                                                         ----------                       -------------
4/30/97                                                                     9450                              10000
                                                                           10036                              10608
                                                                           10535                              11083
                                                                           11272                              11965
                                                                           10618                              11295
                                                                           11159                              11913
                                                                           10859                              11516
                                                                           11310                              12048
                                                                           11423                              12255
                                                                           11521                              12391
                                                                           12403                              13284
                                                                           13118                              13963
4/98                                                                       13397                              14104
                                                                           13141                              13862
                                                                           13895                              14424
                                                                           14030                              14271
                                                                           11973                              12208
                                                                           12470                              12990
                                                                           13450                              14045
                                                                           14226                              14896
                                                                           15002                              15754
                                                                           15490                              16413
                                                                           15193                              15903
                                                                           15939                              16539
4/99                                                                       16655                              17179
                                                                           16167                              16774
                                                                           17226                              17704
                                                                           16746                              17152
                                                                           16487                              17066
                                                                           16030                              16599
                                                                           16891                              17649
                                                                           17178                              18008
                                                                           18350                              19068
                                                                           17481                              18110
                                                                           17512                              17767
                                                                           19204                              19504
4/00                                                                       18653                              18918
                                                                           18241                              18529
                                                                           18638                              18986
                                                                           18246                              18690
                                                                           19202                              19850
                                                                           18301                              18802
                                                                           18325                              18722
                                                                           17228                              17247
                                                                           17416                              17332
                                                                           17868                              17947
                                                                           16588                              16311
                                                                           15381                              15278
4/01                                                                       16481                              16464
                                                                           16612                              16574
                                                                           15888                              16172
                                                                           15691                              16012
                                                                           14647                              15011
                                                                           13588                              13799
                                                                           13875                              14063
                                                                           14919                              15141
                                                                           15025                              15275
                                                                           14656                              15052
                                                                           14442                              14762
                                                                           14935                              15317
4/02                                                                       13678                              14389
                                                                           13481                              14283
                                                                           12503                              13266
                                                                           11748                              12233
                                                                           11641                              12312
                                                                           10343                              10975
                                                                           11279                              11940
                                                                           12125                              12642
                                                                           11345                              11900
                                                                           11033                              11589
                                                                           10803                              11415
                                                                           10844                              11526
4/03                                                                       11665                              12475
                                                                           12232                              13131
                                                                           12405                              13299
                                                                           12709                              13534
                                                                           12865                              13797
                                                                           12651                              13651
                                                                           13317                              14422
                                                                           13432                              14549
                                                                           14220                              15312
                                                                           14286                              15593
                                                                           14376                              15809
                                                                           14114                              15571
4/04                                                                       13916                              15327
                                                                           14097                              15537
                                                                           14401                              15839
                                                                           13867                              15315
                                                                           13867                              15376
                                                                           13801                              15542
                                                                           13768                              15780
                                                                           14204                              16418
                                                                           14666                              16977
                                                                           14394                              16563
                                                                           14691                              16911
                                                                           14253                              16612
4/05                                                                       14113                              16297
                                                                           14600                              16815
                                                                           14559                              16839
                                                                           15220                              17465
                                                                           15236                              17306
                                                                           15402                              17446
                                                                           15195                              17155
                                                                           15831                              17803
                                                                           15964                              17810
                                                                           16452                              18281
                                                                           16386                              18331
                                                                           16576                              18559
4/06                                                                       16841                              18808
                                                                           16312                              18267
                                                                           16047                              18291
                                                                           16038                              18404
                                                                           16477                              18841
                                                                           16850                              19327
                                                                           17421                              19956
                                                                           17926                              20335
                                                                           18155                              20620
                                                                           18413                              20937
                                                                           18097                              20528
                                                                           18313                              20758
4/07                                                                       19095                              21677

    --- STOCK FUND                             --- S&P 500 INDEX
        $9,450  starting value                     $10,000 starting value
        $19,095 ending value                       $21,677 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

           INCEPTION     1        5        10        SINCE
             DATE       YEAR     YEAR     YEAR     INCEPTION
-----------------------------------------------------------------
Stock A#   7/22/1996   13.38%   6.90%     7.28%      9.05%
-----------------------------------------------------------------
Stock A##  7/22/1996    7.15%   5.69%     6.68%      8.48%
-----------------------------------------------------------------
Stock B#   7/22/1996   12.47%   6.04%     NA*        NA*
-----------------------------------------------------------------
Stock B##  7/22/1996    7.47%   5.73%     NA*        NA*
-----------------------------------------------------------------
Stock C#   7/22/1996   12.58%   6.18%     6.56%      8.31%
-----------------------------------------------------------------
Stock C##  7/22/1996   11.58%   6.18%     6.56%      8.31%
-----------------------------------------------------------------
Stock R3#  7/22/1996   13.73%   7.43%     7.81%      9.58%
-----------------------------------------------------------------
Stock R4#  7/22/1996   13.87%   7.46%     7.82%      9.59%
-----------------------------------------------------------------
Stock R5#  7/22/1996   13.97%   7.47%     7.83%      9.60%
-----------------------------------------------------------------
Stock Y#   7/22/1996   14.02%   7.48%     7.84%      9.60%
-----------------------------------------------------------------

  # Without sales charge
 ## With sales charge
 NA Not Applicable
  * 10 year and inception returns are not applicable for Class B because after 8 years Class B converts to Class A.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class Y performance.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, R3, R4, R5 and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

STEVEN T. IRONS, CFA
Senior Vice President, Partner

PETER I. HIGGINS, CFA
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Stock Fund returned 9.61%, before sales charge, for the six-month period ended April 30, 2007, outperforming its benchmark, the S&P 500 Index, which returned 8.60% for the same period. The Fund also outperformed the 8.25% return of the average fund in the Lipper Large Cap Core Funds peer group, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

Amid concerns of rising gas prices, a softening job market and a continued housing slump, equity markets posted strong returns during the six-month period. The S&P 500 Index was up 8.60% for the period and showed broad-based strength, posting positive results in all ten sectors. Sector results were led by Utilities, Materials, and Energy. Consumer Discretionary, Financials and Information Technology all posted robust returns but lagged the general market.

The Fund's outperformance versus the benchmark was driven by security selection. Selection was strongest within the Information Technology, Materials and Consumer Staples sectors. Stocks that contributed the most to relative (i.e. performance of the Fund as measured against the benchmark) returns included First Data, Cia Vale do Rio Doce (CVRD), and Schering-Plough. Electronic payment service provider First Data's stock appreciated during the period as it was the target of a leveraged buyout bid from KKR. We eliminated the stock on strong performance. The stock of Brazilian mining company CVRD continued to rise during the period, bolstered by commodity prices. Additionally, implementation of the company's strategy to integrate its Inco acquisition should drive synergies further. We continue to view the company as well-positioned in iron ore and nickel, which should drive strong fundamentals over the next few years. Schering-Plough rose on continued strong results from its cholesterol drug franchise and encouraging results from drugs currently in development. Other top contributors to the Fund's performance included storage company EMC, aluminum company Alcoa and AT&T.

Stock selection within the Consumer Discretionary, Energy and Financials sectors hurt relative performance. Top relative detractors from the Fund included Circuit City, United Parcel Service and

--------------------------------------------------------------------------------

Capital One. Shares of Circuit City tumbled after the consumer electronics retailer posted disappointing third-quarter results. Circuit City has been a turnaround story selling at very depressed valuations, and they have struggled executing its turnaround plan consistently. Slowing U.S. industrial production has weighed on shares of United Parcel Service, but we still have confidence in the longer term story of the company. Capital One's stock declined as it missed first-quarter profit targets and trimmed guidance, due mainly to problems in its mortgage unit. The credit card business continues to perform better then most feared which is consistent with our investment thesis. Additionally, the Fund's underweight (i.e. the Fund's sector position was less than the benchmark position) to the strongly performing Utilities sector hurt relative returns.

WHAT IS THE OUTLOOK?

The Fund continues to be managed with a large cap, core investment approach. We apply a bottom-up investment process in constructing a diversified portfolio and look for companies that exhibit industry leadership, strong balance sheets, solid management, high return on equity, accelerating earnings, and/or attractive valuation with a catalyst. Our bottom-up investment approach resulted in the Fund being overweight (i.e. the Fund's sector position was greater than the benchmark position) Information Technology, Health Care and Materials, and underweight Utilities, Energy, and Consumer Discretionary at the end of the period.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             5.5%
-------------------------------------------------------------------
Capital Goods                                               2.1
-------------------------------------------------------------------
Consumer Cyclical                                           6.7
-------------------------------------------------------------------
Consumer Staples                                            7.1
-------------------------------------------------------------------
Energy                                                      7.6
-------------------------------------------------------------------
Finance                                                    23.3
-------------------------------------------------------------------
Health Care                                                10.6
-------------------------------------------------------------------
Services                                                    8.1
-------------------------------------------------------------------
Technology                                                 28.3
-------------------------------------------------------------------
Utilities                                                   0.6
-------------------------------------------------------------------
Short-Term Investments                                      5.2
-------------------------------------------------------------------
Other Assets & Liabilities                                 -5.1
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Target Retirement 2010 Fund
(subadvised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS TO MAXIMIZE TOTAL RETURN AND SECONDARILY, TO SEEK CAPITAL PRESERVATION.


PERFORMANCE OVERVIEW(2) 9/30/05 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                              LEHMAN BROTHERS U.S.
                                              TARGET RETIREMENT 2010 FUND     AGGREGATE BOND INDEX            S&P 500 INDEX
                                              ---------------------------     --------------------            -------------
9/30/05                                                   9450                        10000                       10000
                                                          9280                         9921                        9833
                                                          9469                         9965                       10205
12/05                                                     9507                        10059                       10208
                                                          9670                        10060                       10479
                                                          9650                        10093                       10507
                                                          9679                         9994                       10638
4/06                                                      9782                         9976                       10780
                                                          9598                         9966                       10471
                                                          9570                         9987                       10484
                                                          9560                        10122                       10549
8/06                                                      9714                        10277                       10800
                                                          9805                        10367                       11078
                                                          9970                        10436                       11439
                                                         10147                        10557                       11656
12/06                                                    10208                        10495                       11819
                                                         10302                        10491                       12001
                                                         10302                        10653                       11767
                                                         10414                        10653                       11898
4/07                                                     10613                        10711                       12425

    --- TARGET RETIREMENT 2010     -- LEHMAN BROTHERS U.S. AGGREGATE  --- S&P 500 INDEX
        FUND                           BOND INDEX                         $10,000 starting value
        $9,450  starting value         $10,000 starting value             $12,425 ending value
        $10,613 ending value           $10,711 ending value

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Index and Commercial Mortgage-Backed Securities Index.

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                            INCEPTION              SINCE
                              DATE      1 YEAR   INCEPTION
---------------------------------------------------------------
Target Retirement 2010 A#   9/30/2005   8.49%      7.61%
---------------------------------------------------------------
Target Retirement 2010 A##  9/30/2005   2.52%      3.83%
---------------------------------------------------------------
Target Retirement 2010 B#   9/30/2005   7.72%      6.82%
---------------------------------------------------------------
Target Retirement 2010 B##  9/30/2005   2.72%      4.37%
---------------------------------------------------------------
Target Retirement 2010 C#   9/30/2005   7.58%      6.75%
---------------------------------------------------------------
Target Retirement 2010 C##  9/30/2005   6.58%      6.75%
---------------------------------------------------------------
Target Retirement 2010 R3#  9/30/2005   8.48%      7.76%
---------------------------------------------------------------
Target Retirement 2010 R4#  9/30/2005   8.56%      7.81%
---------------------------------------------------------------
Target Retirement 2010 R5#  9/30/2005   8.75%      7.92%
---------------------------------------------------------------
Target Retirement 2010 Y#   9/30/2005   8.67%      7.87%
---------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class Y performance.
(2) Growth of a $10,000 investment in Classes B, C, R3, R4, R5 and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

HUGH WHELAN
Executive Vice President

EDWARD C. CAPUTO
Assistant Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Target Retirement 2010 Fund returned 6.45%, before sales charge for the six months ended April 30, 2007, versus 5.89% for the Lipper Mixed-Asset Target 2010 Funds average, 2.64% for the Lehman Brothers U.S. Aggregate Bond Index, and 8.60% for the S&P 500 Index.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's primary objective is to maximize total return, but with a secondary objective of preserving capital as the Fund approaches its target year of 2010. Currently, the Fund's target asset allocation is set at approximately 52% fixed-income and 48% equity.

The Fund's structure allows for investment across all market capitalizations and styles, both within the U.S. and internationally. This diversification is designed to enhance the long-term return and risk characteristics of the Fund. The Fund's equity allocation is structured around five equity indexes. For the six month period, the MSCI EAFE Index (international equities) was up 15.68%; the Russell MidCap Index (U.S. mid cap equities) was up 12.24%; the Russell 1000 Value Index (U.S. large cap equities) was up 9.79%; the Russell 1000 Growth Index (U.S. large cap equities) was up 8.42%; and the Russell 2000 Index (U.S. small cap equities) was up 6.86%. The Fund benefited from its international and mid cap equity exposure, as well as its large cap value bias.

On the fixed income side, the yield curve steepened during the period, with the yield on the five year Treasury note decreasing five basis points to 4.51% and the yield on the 10-year Treasury note increasing two basis points to 4.62%. Within the major sectors of the Lehman Brothers U.S. Aggregate Bond Index, mortgage backed securities were the top performers, while U.S. Treasuries were the worst. The fixed income allocation is structured around six fixed income indices. For the six month period, the best performer was the Lehman Brothers High Yield Index (up 6.88%), followed by the CSFB Leveraged Loan Index (up 3.98%), Lehman Brothers U.S. Aggregate Bond Index (up 2.64%), Merrill Lynch 3-Month U.S. Treasury Bill Index (up 2.62%), Lehman Brothers 1-3 Year Government Index (up 2.34%), and Lehman U.S. TIPS (Treasury Inflation Protected Securities) Index (up 2.07%). Consequently, the Fund benefited from its allocation to high yield and floating rate notes, while the other asset classes underperformed the Fund's fixed income benchmark. The Fund's duration (i.e. sensitivity to changes in interest rates) is targeted to be less than the Lehman Brothers U.S. Aggregate Bond Index

--------------------------------------------------------------------------------

based on risk preferences of the Fund. For the period, short duration positioning detracted from overall performance.

Besides the asset allocation decision, the Fund's performance is also influenced by the performance of the underlying active fund mangers. In keeping with the Fund's long-term approach, we typically use cash flows to reallocate among the underlying funds. However, a hard rebalance (i.e. a fund rebalancing to move the underlying fund investments to their target allocation percentages) was performed in November to align the actual allocations with our targets.

WHAT IS THE OUTLOOK?

Economic data continues to suggest weaker growth ahead, a trend that began in the first quarter of the year. Additionally, the Federal Reserve concluded at its March meeting that business executives are pessimistic about sales growth, which poses a downside risk to the economy. Other risks going forward include the potential effects of the ongoing troubles within the housing sector as well as persistently high energy and food costs, which could sap consumer spending. Although business activity has been sluggish, strong consumption supports growth. And while recent CPI data suggests some moderation in core inflation, inflationary pressures remain elevated. Unless these pressures ease, we believe it is unlikely that the Federal Reserve will cut rates in the foreseeable future, as many are anticipating. While we do not feel that the economy is headed for a recession, our outlook for growth and interest rates is biased to the lower side.

While we intend to stay within a limited range about our target asset class ranges, we will make incremental changes to asset class and individual fund allocation according to our outlook and the Fund's objective to maximize total return for future retirees. Over a longer time horizon, as the Fund approaches its 2010 target retirement date, the Fund's allocation to equity will decrease while its allocation to fixed income will increase.

COMPOSITION BY UNDERLYING FUND
as of April 30, 2007

                                                      PERCENTAGE OF
FUND NAME                                              NET ASSETS
-------------------------------------------------------------------
Hartford Capital Appreciation Fund, Class Y                12.8%
-------------------------------------------------------------------
Hartford Disciplined Equity Fund, Class Y                   2.6
-------------------------------------------------------------------
Hartford Equity Income Fund, Class Y                        2.0
-------------------------------------------------------------------
Hartford Floating Rate Fund, Class Y                        7.3
-------------------------------------------------------------------
Hartford Global Leaders Fund, Class Y                       6.2
-------------------------------------------------------------------
Hartford Growth Opportunities Fund, Class Y                 1.9
-------------------------------------------------------------------
Hartford Income Fund, Class Y                              15.7
-------------------------------------------------------------------
Hartford Inflation Plus Fund, Class Y                       6.2
-------------------------------------------------------------------
Hartford International Opportunities Fund, Class Y          3.6
-------------------------------------------------------------------
Hartford International Small Company Fund, Class Y          3.6
-------------------------------------------------------------------
Hartford Select SmallCap Value Fund, Class Y                0.5
-------------------------------------------------------------------
Hartford Short Duration Fund, Class Y                      16.6
-------------------------------------------------------------------
Hartford Small Company Fund, Class Y                        3.2
-------------------------------------------------------------------
Hartford Total Return Bond Fund, Class Y                    6.5
-------------------------------------------------------------------
Hartford Value Fund, Class Y                               10.4
-------------------------------------------------------------------
Other Assets & Liabilities                                  0.9
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Target Retirement 2020 Fund
(subadvised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS TO MAXIMIZE TOTAL RETURN AND SECONDARILY, TO SEEK CAPITAL PRESERVATION.


PERFORMANCE OVERVIEW(2) 9/30/05 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                              LEHMAN BROTHERS U.S.
                                              TARGET RETIREMENT 2020 FUND     AGGREGATE BOND INDEX            S&P 500 INDEX
                                              ---------------------------     --------------------            -------------
9/30/05                                                   9450                        10000                       10000
                                                          9252                         9833                        9921
                                                          9469                        10205                        9965
12/05                                                     9585                        10208                       10059
                                                          9857                        10479                       10060
                                                          9819                        10507                       10093
                                                          9904                        10638                        9994
4/06                                                     10031                        10780                        9976
                                                          9778                        10471                        9966
                                                          9755                        10484                        9987
                                                          9707                        10549                       10122
8/06                                                      9882                        10800                       10277
                                                          9986                        11078                       10367
                                                         10210                        11439                       10436
                                                         10419                        11656                       10557
12/06                                                    10519                        11819                       10495
                                                         10629                        12001                       10491
                                                         10599                        11767                       10653
                                                         10737                        11898                       10653
4/07                                                     11007                        12425                       10711

    --- TARGET RETIREMENT 2020     -- LEHMAN BROTHERS U.S. AGGREGATE  --- S&P 500 INDEX
        FUND                           BOND INDEX                         $10,000 starting value
        $9,450  starting value         $10,000 starting value             $12,425 ending value
        $11,007 ending value           $10,711 ending value

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Index and Commercial Mortgage-Backed Securities Index.

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.


Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                             INCEPTION              SINCE
                               DATE      1 YEAR   INCEPTION
----------------------------------------------------------------
Target Retirement 2020 A#    9/30/2005    9.73%    10.13%
----------------------------------------------------------------
Target Retirement 2020 A##   9/30/2005    3.70%     6.26%
----------------------------------------------------------------
Target Retirement 2020 B#    9/30/2005    8.92%     9.31%
----------------------------------------------------------------
Target Retirement 2020 B##   9/30/2005    3.92%     6.89%
----------------------------------------------------------------
Target Retirement 2020 C#    9/30/2005    8.89%     9.29%
----------------------------------------------------------------
Target Retirement 2020 C##   9/30/2005    7.89%     9.29%
----------------------------------------------------------------
Target Retirement 2020 R3#   9/30/2005    9.78%    10.22%
----------------------------------------------------------------
Target Retirement 2020 R4#   9/30/2005    9.86%    10.27%
----------------------------------------------------------------
Target Retirement 2020 R5#   9/30/2005   10.03%    10.38%
----------------------------------------------------------------
Target Retirement 2020 Y#    9/30/2005   10.06%    10.40%
----------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class Y performance.
(2) Growth of a $10,000 investment in Classes B, C, R3, R4, R5 and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

HUGH WHELAN
Executive Vice President

EDWARD C. CAPUTO
Assistant Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Target Retirement 2020 Fund returned 7.80%, before sales charge, for the six months ended April 30, 2007, versus 7.09% for the Lipper Mixed-Asset Target 2020 Funds average, 2.64% for the Lehman Brothers U.S. Aggregate Bond Index, and 8.60% for the S&P 500 Index.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's primary objective is to maximize total return, but with a secondary objective of preserving capital as the Fund approaches its target year of 2020. Currently, the Fund's target asset allocation is set at approximately 64% equity and 36% fixed-income.

The Fund's structure allows for investment across all market capitalizations and styles, both within the U.S. and internationally. This diversification is designed to enhance the long-term return and risk characteristics of the Fund. The Fund's equity allocation is structured around five equity indexes. For the six month period, the MSCI EAFE Index (international equities) was up 15.68%; the Russell MidCap Index (U.S. mid cap equities) was up 12.24%; the Russell 1000 Value Index (U.S. large cap equities) was up 9.79%; the Russell 1000 Growth Index (U.S. large cap equities) was up 8.42%; and the Russell 2000 Index (U.S. small cap equities) was up 6.86%. The Fund benefited from its international and mid cap equity exposure, as well as its large cap value bias.

On the fixed income side, the yield curve steepened during the period, with the yield on the five year Treasury note decreasing five basis points to 4.51% and the yield on the 10-year Treasury note increasing two basis points to 4.62%. Within the major sectors of the Lehman Brothers U.S. Aggregate Bond Index, mortgage backed securities were the top performers, while U.S. Treasuries were the worst. The fixed income allocation is structured around six fixed income indices. For the six month period, the best performer was the Lehman Brothers High Yield Index (up 6.88%), followed by the CSFB Leveraged Loan Index (up 3.98%), Lehman Brothers U.S. Aggregate Bond Index (up 2.64%), Merrill Lynch 3-Month U.S. Treasury Bill Index (up 2.62%), Lehman Brothers 1-3 Year Government Index (up 2.34%), and Lehman U.S. TIPS (Treasury Inflation Protected Securities) Index (up 2.07%). Consequently, the Fund benefited from its allocation to high yield and floating rate notes, while the other asset classes underperformed the Fund's fixed income benchmark. The Fund's duration (i.e. sensitivity to changes in interest rates) is targeted to be less than the Lehman Brothers U.S. Aggregate Bond Index

--------------------------------------------------------------------------------

based on risk preferences of the Fund. For the period, short duration positioning detracted from overall performance.

Besides the asset allocation decision, the Fund's performance is also influenced by the performance of the underlying active fund mangers. In keeping with the Fund's long-term approach, we typically use cash flows to reallocate among the underlying funds. However, a hard rebalance (i.e. a fund rebalancing to move the underlying fund investments to their target allocation percentages) was performed in November to align the actual allocations with our targets.

WHAT IS THE OUTLOOK?

Economic data continues to suggest weaker growth ahead, a trend that began in the first quarter of the year. Additionally, the Federal Reserve concluded at its March meeting that business executives are pessimistic about sales growth, which poses a downside risk to the economy. Other risks going forward include the potential effects of the ongoing troubles within the housing sector as well as persistently high energy and food costs, which could sap consumer spending. Although business activity has been sluggish, strong consumption supports growth. And while recent CPI data suggests some moderation in core inflation, inflationary pressures remain elevated. Unless these pressures ease, we believe it is unlikely that the Federal Reserve will cut rates in the foreseeable future, as many are anticipating. While we do not feel that the economy is headed for a recession, our outlook for growth and interest rates is biased to the lower side.

While we intend to stay within a limited range about our target asset class ranges, we will make incremental changes to asset class and individual fund allocation according to our outlook and the Fund's objective to maximize total return for future retirees. Over a longer time horizon, as the Fund approaches its 2020 target retirement date, the Fund's allocation to equity will decrease while its allocation to fixed income will increase.

COMPOSITION BY UNDERLYING FUND
as of April 30, 2007

                                                      PERCENTAGE OF
FUND NAME                                              NET ASSETS
-------------------------------------------------------------------
Hartford Capital Appreciation Fund, Class Y                16.8%
-------------------------------------------------------------------
Hartford Disciplined Equity Fund, Class Y                   3.3
-------------------------------------------------------------------
Hartford Equity Income Fund, Class Y                        4.2
-------------------------------------------------------------------
Hartford Floating Rate Fund, Class Y                        5.2
-------------------------------------------------------------------
Hartford Global Leaders Fund, Class Y                       4.8
-------------------------------------------------------------------
Hartford Growth Opportunities Fund, Class Y                 3.6
-------------------------------------------------------------------
Hartford Income Fund, Class Y                              15.5
-------------------------------------------------------------------
Hartford Inflation Plus Fund, Class Y                       3.9
-------------------------------------------------------------------
Hartford International Opportunities Fund, Class Y          4.9
-------------------------------------------------------------------
Hartford International Small Company Fund, Class Y          5.0
-------------------------------------------------------------------
Hartford Select SmallCap Value Fund, Class Y                1.8
-------------------------------------------------------------------
Hartford Short Duration Fund, Class Y                       6.5
-------------------------------------------------------------------
Hartford Small Company Fund, Class Y                        3.7
-------------------------------------------------------------------
Hartford Total Return Bond Fund, Class Y                    4.9
-------------------------------------------------------------------
Hartford Value Fund, Class Y                               15.3
-------------------------------------------------------------------
Other Assets & Liabilities                                  0.6
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Target Retirement 2030 Fund
(subadvised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS TO MAXIMIZE TOTAL RETURN AND SECONDARILY, TO SEEK CAPITAL PRESERVATION.


PERFORMANCE OVERVIEW(2) 9/30/05 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                          LEHMAN BROTHERS U.S.
                                              TARGET RETIREMENT 2030 FUND         S&P 500 INDEX           AGGREGATE BOND INDEX
                                              ---------------------------         -------------           --------------------
9/30/05                                                   9450                        10000                       10000
                                                          9214                         9833                        9921
                                                          9507                        10205                        9965
12/05                                                     9551                        10208                       10059
                                                          9832                        10479                       10060
                                                          9778                        10507                       10093
                                                          9886                        10638                        9994
4/06                                                      9995                        10780                        9976
                                                          9692                        10471                        9966
                                                          9670                        10484                        9987
                                                          9595                        10549                       10122
8/06                                                      9768                        10800                       10277
                                                          9876                        11078                       10367
                                                         10136                        11439                       10436
                                                         10359                        11656                       10557
12/06                                                    10490                        11819                       10495
                                                         10611                        12001                       10491
                                                         10534                        11767                       10653
                                                         10721                        11898                       10653
4/07                                                     11039                        12425                       10711

    --- TARGET RETIREMENT 2030     -- LEHMAN BROTHERS U.S. AGGREGATE  --- S&P 500 INDEX
        FUND                           BOND INDEX                         $10,000 starting value
        $9,450  starting value         $10,000 starting value             $12,425 ending value
        $11,039 ending value           $10,711 ending value

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Index and Commercial Mortgage-Backed Securities Index.

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.


Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                            INCEPTION                 SINCE
                              DATE       1 YEAR     INCEPTION
------------------------------------------------------------------
Target Retirement 2030 A#   9/30/2005    10.45%      10.33%
------------------------------------------------------------------
Target Retirement 2030 A##  9/30/2005     4.37%       6.45%
------------------------------------------------------------------
Target Retirement 2030 B#   9/30/2005     9.52%       9.48%
------------------------------------------------------------------
Target Retirement 2030 B##  9/30/2005     4.52%       7.06%
------------------------------------------------------------------
Target Retirement 2030 C#   9/30/2005     9.77%       9.64%
------------------------------------------------------------------
Target Retirement 2030 C##  9/30/2005     8.77%       9.64%
------------------------------------------------------------------
Target Retirement 2030 R3#  9/30/2005    10.29%      10.41%
------------------------------------------------------------------
Target Retirement 2030 R4#  9/30/2005    10.40%      10.47%
------------------------------------------------------------------
Target Retirement 2030 R5#  9/30/2005    10.51%      10.54%
------------------------------------------------------------------
Target Retirement 2030 Y#   9/30/2005    10.62%      10.61%
------------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class Y performance.
(2) Growth of a $10,000 investment in Classes B, C, R3, R4, R5 and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

HUGH WHELAN
Executive Vice President

EDWARD C. CAPUTO
Assistant Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Target Retirement 2030 Fund gained 8.91%, before sales charge, for the six months ended April 30, 2007, versus 9.24% for the Lipper Mixed-Asset Target 2030 Funds average, 2.64% for the Lehman Brothers U.S. Aggregate Bond Index, and 8.60% for the S&P 500 Index.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's primary objective is to maximize total return, but with a secondary objective of preserving capital as the Fund approaches its target year of 2030. Currently, the Fund's target asset allocation is set at approximately 79% equity and 21% fixed-income.

The Fund's structure allows for investment across all market capitalizations and styles, both within the U.S. and internationally. This diversification is designed to enhance the long-term return and risk characteristics of the Fund. The Fund's equity allocation is structured around five equity indexes. For the six month period, the MSCI EAFE Index (international equities) was up 15.68%; the Russell MidCap Index (U.S. mid cap equities) was up 12.24%; the Russell 1000 Value Index (U.S. large cap equities) was up 9.79%; the Russell 1000 Growth Index (U.S. large cap equities) was up 8.42%; and the Russell 2000 Index (U.S. small cap equities) was up 6.86%. The Fund benefited from its international and mid cap equity exposure, as well as its large cap value bias.

On the fixed income side, the yield curve steepened during the period, with the yield on the five year Treasury note decreasing five basis points to 4.51% and the yield on the 10-year Treasury note increasing two basis points to 4.62%. Within the major sectors of the Lehman Brothers U.S. Aggregate Bond Index, mortgage backed securities were the top performers, while U.S. Treasuries were the worst. The fixed income allocation is structured around three fixed income indices. For the six month period, the best performer was the Lehman Brothers U.S. Aggregate Bond Index (up 2.64%), Lehman Brothers 1-3 Year Government Index (up 2.34%), and Lehman U.S. TIPS (Treasury Inflation Protected Securities) Index (up 2.07%). Consequently, the Fund's out of benchmark positions detracted from performances. The Fund's duration (i.e. sensitivity to changes in interest rates) is targeted to be less than the Lehman Brothers U.S. Aggregate Bond Index based on risk preferences of the Fund. For the period, short duration positioning detracted from overall performance.

--------------------------------------------------------------------------------

Besides the asset allocation decision, the Fund's performance is also influenced by the performance of the underlying active fund mangers. In keeping with the Fund's long-term approach, we typically use cash flows to reallocate among the underlying funds. However, a hard rebalance (i.e. a fund rebalancing to move the underlying fund investments to their target allocation percentages) was performed in November to align the actual allocations with our targets.

WHAT IS THE OUTLOOK?

Economic data continues to suggest weaker growth ahead, a trend that began in the first quarter of the year. Additionally, the Federal Reserve concluded at its March meeting that business executives are pessimistic about sales growth, which poses a downside risk to the economy. Other risks going forward include the potential effects of the ongoing troubles within the housing sector as well as persistently high energy and food costs, which could sap consumer spending. Although business activity has been sluggish, strong consumption supports growth. And while recent CPI data suggests some moderation in core inflation, inflationary pressures remain elevated. Unless these pressures ease, we believe it is unlikely that the Federal Reserve will cut rates in the foreseeable future, as many are anticipating. While we do not feel that the economy is headed for a recession, our outlook for growth and interest rates is biased to the lower side.

While we intend to stay within a limited range about our target asset class ranges, we will make incremental changes to asset class and individual fund allocation according to our outlook and the Fund's objective to maximize total return for future retirees. Over a longer time horizon, as the Fund approaches its 2030 target retirement date, the Fund's allocation to equity will decrease while its allocation to fixed income will increase.

COMPOSITION BY UNDERLYING FUND
as of April 30, 2007

                                                      PERCENTAGE OF
FUND NAME                                              NET ASSETS
-------------------------------------------------------------------
Hartford Capital Appreciation Fund, Class Y                18.9%
-------------------------------------------------------------------
Hartford Disciplined Equity Fund, Class Y                   7.3
-------------------------------------------------------------------
Hartford Equity Income Fund, Class Y                        4.2
-------------------------------------------------------------------
Hartford Global Leaders Fund, Class Y                       4.9
-------------------------------------------------------------------
Hartford Growth Opportunities Fund, Class Y                 3.8
-------------------------------------------------------------------
Hartford Inflation Plus Fund, Class Y                       4.6
-------------------------------------------------------------------
Hartford International Opportunities Fund, Class Y          6.9
-------------------------------------------------------------------
Hartford International Small Company Fund, Class Y          7.0
-------------------------------------------------------------------
Hartford Select SmallCap Value Fund, Class Y                2.0
-------------------------------------------------------------------
Hartford Short Duration Fund, Class Y                       4.6
-------------------------------------------------------------------
Hartford Small Company Fund, Class Y                        4.7
-------------------------------------------------------------------
Hartford Total Return Bond Fund, Class Y                   12.1
-------------------------------------------------------------------
Hartford Value Fund, Class Y                               18.2
-------------------------------------------------------------------
Other Assets & Liabilities                                  0.8
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Tax-Free California Fund
(subadvised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS TO PROVIDE CURRENT INCOME EXEMPT FROM BOTH FEDERAL AND CALIFORNIA INCOME TAX.

PERFORMANCE OVERVIEW(2) 10/31/02 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                             LEHMAN BROTHERS CALIFORNIA MUNICIPAL
                                                              TAX-FREE CALIFORNIA FUND                    BOND INDEX
                                                              ------------------------       ------------------------------------
10/31/02                                                                9550                                 10000
                                                                        9477                                  9985
                                                                        9718                                 10166
                                                                        9619                                 10116
                                                                        9813                                 10269
                                                                        9805                                 10274
4/03                                                                    9863                                 10339
                                                                       10115                                 10587
                                                                       10000                                 10506
                                                                        9437                                 10111
                                                                        9540                                 10193
                                                                        9868                                 10486
                                                                        9842                                 10448
                                                                        9990                                 10575
                                                                       10087                                 10660
                                                                       10141                                 10725
                                                                       10335                                 10903
                                                                       10318                                 10878
4/04                                                                   10017                                 10608
                                                                        9969                                 10568
                                                                       10023                                 10636
                                                                       10189                                 10777
                                                                       10479                                 11013
                                                                       10542                                 11072
                                                                       10644                                 11186
                                                                       10550                                 11104
                                                                       10706                                 11247
                                                                       10831                                 11375
                                                                       10790                                 11340
                                                                       10727                                 11264
4/05                                                                   10924                                 11449
                                                                       11009                                 11532
                                                                       11097                                 11617
                                                                       11047                                 11574
                                                                       11167                                 11701
                                                                       11097                                 11631
                                                                       11036                                 11556
                                                                       11090                                 11614
                                                                       11189                                 11714
                                                                       11202                                 11749
                                                                       11288                                 11837
                                                                       11213                                 11758
4/06                                                                   11213                                 11740
                                                                       11269                                 11800
                                                                       11227                                 11758
                                                                       11374                                 11909
                                                                       11532                                 12089
                                                                       11612                                 12167
                                                                       11713                                 12253
                                                                       11839                                 12362
                                                                       11788                                 12315
                                                                       11747                                 12290
                                                                       11919                                 12453
                                                                       11868                                 12417
4/07                                                                   11918                                 12460

    --- TAX-FREE CALIFORNIA FUND              --- LEHMAN BROTHERS CALIFORNIA MUNICIPAL
        $9,550  starting value                    BOND INDEX
        $11,918 ending value                      $10,000 starting value
                                                  $12,460 ending value

LEHMAN BROTHERS CALIFORNIA MUNICIPAL BOND INDEX is an unmanaged index of municipal bonds issued by the State of California with maturities greater than two years.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                INCEPTION               SINCE
                   DATE      1 YEAR   INCEPTION
----------------------------------------------------
California A#   10/31/2002   6.29%      5.05%
----------------------------------------------------
California A##  10/31/2002   1.51%      3.98%
----------------------------------------------------
California B#   10/31/2002   5.51%      4.27%
----------------------------------------------------
California B##  10/31/2002   0.51%      3.88%
----------------------------------------------------
California C#   10/31/2002   5.50%      4.30%
----------------------------------------------------
California C##  10/31/2002   4.50%      4.30%
----------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B and C shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGER

CHARLES GRANDE
Executive Vice President

CHRISTOPHER BADE
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Tax-Free California Fund returned 1.75%, before sales charge, for the six-month period ended April 30, 2007. In comparison, its benchmark, the Lehman Brothers California Municipal Bond Index, returned 1.70%. The Fund also outpaced the 1.62% average return of the Lipper California Municipal Debt Funds category, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

Slower economic growth and weakness in the residential housing sector led the Federal Reserve Bank to continue to hold its target federal funds rate steady during the period, despite a slight up tick in inflation. Within the municipal bond market, weaker technical factors caused tax-exempt yields to rise all along the curve. However, yields on shorter-maturity bonds rose more than yields on longer maturity issues as a lack of strong retail demand for bonds with yields below 4% caused the short and intermediate portions of the curve to underperform. Long maturities, however, continued to enjoy the support of mutual funds, which were awash with new fund inflows, and non-traditional buyers such as crossover investors (i.e. investors that typically invest in taxable bonds who crossover to municipal bonds) and arbitrage and hedge funds.

Given the relatively low level of interest rates, investors continued to reach for incremental yield by moving out longer on the municipal curve. Although the tax-exempt market slightly underperformed the taxable market, the municipal yield curve remained relatively steeper and unlike the Treasury curve, has not become inverted. Municipal issuance for the six-month period was up an impressive 32% compared to the same period one year earlier. New issue volume for the state of California has been on the rise as well, increasing 84% in the first four months of 2007.

One of the primary drivers of the Fund's performance during the period was its yield-curve positioning. We emphasized the longer segment of the municipal curve, favoring bonds with maturities of 25 years and longer. This strategy helped increase returns as the long end of the curve outperformed the short end by approximately 10 basis points for the overall period. The Fund's 46% exposure to higher-yielding BBB and lower rated bonds also helped performance due to continued credit spread tightening (i.e. short and long term interest rates coming closer together) in this segment of the market. We balanced our high yield purchases with several A and AA rated bond purchases.

We selectively added several special tax bonds (i.e. a bond secured by the special assessment taxes levied on certain real estate). Given

--------------------------------------------------------------------------------

our concerns with the housing sector, we are only investing in the better quality bonds here and our purchases during the period are secured by good residential development projects that are in strong growth areas that are further along in construction and sales. The Fund's exposure to health care and education contributed positively to performance, as did tobacco bonds, which we continue to favor due to the incremental yield they offer as well as the improving legal environment of the sector.

A lack of investment opportunities (away from special tax bonds) caused the Fund to hold a greater percentage of cash and floating-rate bonds than we would prefer. These short maturity positions were a drag on performance and hindered the Fund's ability to generate greater distribution yield. However, the Fund's exposure to insured paper was additive to performance given the ongoing flight-to-quality.

Favorable credit conditions also contributed to positive performance. A stable economy within the State of California has resulted in good performance for the credits in our portfolio. The State continues to add jobs at a healthy pace and maintain a low unemployment rate. However, monthly homes sales growth has declined. We continue to closely monitor the housing situation and remain very selective when buying special tax bonds. Our underwriting standards in this sector have tightened up in response to our housing-related concerns.

WHAT IS THE OUTLOOK?

We are taking a cautious approach to the market as we expect technical conditions to remain weak. Supply is up 37% for the year and the forward calendar remains robust. Additionally, a flatter yield curve, low absolute rates and tight credit spreads are conducive to greater levels of issuance going forward. At the same time, demand is expected to remain firm, although some resistance could occur given the current low absolute yields. Given these expectations, we foresee further cheapening of the municipal market.

We expect credit conditions to remain generally stable, especially within the State of California, and credit spreads to remain tight despite slower economic growth and more moderate revenue gains at the state and local levels. However, heightened concerns related to housing softness, higher energy costs and weakening manufacturing have caused credit spreads to modestly widen. As such, we believe the best of the current positive credit cycle is likely behind us and performance going forward will be more inconsistent. When possible, we will continue to trade up in credit quality to protect against credit-related underperformance should credit spreads widen again. We do not, however, expect the average rating for this Fund, which remains at A2, to change significantly.

DISTRIBUTION BY CREDIT QUALITY
as of April 30, 2007

                                                   PERCENTAGE OF
RATING                                           LONG-TERM HOLDINGS
-------------------------------------------------------------------
AAA                                                     27.4%
-------------------------------------------------------------------
AA                                                       8.4
-------------------------------------------------------------------
A                                                       14.4
-------------------------------------------------------------------
BBB                                                     23.8
-------------------------------------------------------------------
NR                                                      26.0
-------------------------------------------------------------------
TOTAL                                                  100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
General Obligations                                         9.1
-------------------------------------------------------------------
Health Care/Services                                        3.5
-------------------------------------------------------------------
Higher Education (Univ., Dorms, etc.)                      15.5
-------------------------------------------------------------------
Housing (HFA's, etc.)                                       3.2
-------------------------------------------------------------------
Land Development                                            4.5
-------------------------------------------------------------------
Miscellaneous                                              13.2
-------------------------------------------------------------------
Pollution Control                                           3.0
-------------------------------------------------------------------
Public Facilities                                           2.2
-------------------------------------------------------------------
Special Tax Assessment                                      9.8
-------------------------------------------------------------------
Tax Allocation                                             20.8
-------------------------------------------------------------------
Utilities -- Combined                                       0.8
-------------------------------------------------------------------
Utilities -- Gas                                            0.9
-------------------------------------------------------------------
Utilities -- Water and Sewer                                4.7
-------------------------------------------------------------------
Short-Term Investments                                      8.0
-------------------------------------------------------------------
Other Assets & Liabilities                                  0.8
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Tax-Free Minnesota Fund
(subadvised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS TO PROVIDE CURRENT INCOME EXEMPT FROM BOTH FEDERAL INCOME TAX AND MINNESOTA STATE PERSONAL INCOME TAX.


PERFORMANCE OVERVIEW(1,3) 4/30/97 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                  LEHMAN BROTHERS MUNICIPAL BOND
                                                                  TAX-FREE MINNESOTA FUND                     INDEX
                                                                  -----------------------         ------------------------------
4/30/97                                                                     9550                              10000
                                                                            9675                              10150
                                                                            9773                              10259
                                                                           10004                              10543
                                                                            9894                              10444
                                                                           10002                              10568
                                                                           10063                              10636
                                                                           10115                              10698
                                                                           10255                              10854
                                                                           10346                              10966
                                                                           10329                              10970
                                                                           10332                              10979
4/98                                                                       10276                              10930
                                                                           10437                              11103
                                                                           10469                              11147
                                                                           10492                              11175
                                                                           10694                              11347
                                                                           10828                              11489
                                                                           10780                              11488
                                                                           10824                              11529
                                                                           10846                              11558
                                                                           10950                              11695
                                                                           10900                              11644
                                                                           10890                              11660
4/99                                                                       10923                              11689
                                                                           10837                              11622
                                                                           10699                              11454
                                                                           10730                              11496
                                                                           10655                              11404
                                                                           10643                              11409
                                                                           10524                              11285
                                                                           10621                              11405
                                                                           10567                              11320
                                                                           10513                              11271
                                                                           10644                              11402
                                                                           10820                              11651
4/00                                                                       10756                              11582
                                                                           10693                              11522
                                                                           10928                              11827
                                                                           11065                              11992
                                                                           11225                              12176
                                                                           11161                              12113
                                                                           11288                              12245
                                                                           11371                              12338
                                                                           11681                              12643
                                                                           11752                              12768
                                                                           11802                              12809
                                                                           11883                              12923
4/01                                                                       11723                              12783
                                                                           11863                              12921
                                                                           11930                              13007
                                                                           12106                              13200
                                                                           12284                              13418
                                                                           12230                              13373
                                                                           12393                              13532
                                                                           12238                              13418
                                                                           12112                              13291
                                                                           12285                              13521
                                                                           12348                              13684
                                                                           12139                              13416
4/02                                                                       12363                              13678
                                                                           12423                              13762
                                                                           12566                              13907
                                                                           12710                              14086
                                                                           12843                              14255
                                                                           13111                              14567
                                                                           12846                              14326
                                                                           12755                              14266
                                                                           13055                              14567
                                                                           12994                              14530
                                                                           13192                              14734
                                                                           13181                              14742
4/03                                                                       13235                              14840
                                                                           13588                              15187
                                                                           13514                              15123
                                                                           12972                              14594
                                                                           13053                              14703
                                                                           13490                              15135
                                                                           13390                              15058
                                                                           13547                              15216
                                                                           13681                              15341
                                                                           13736                              15429
                                                                           13948                              15662
                                                                           13926                              15607
4/04                                                                       13588                              15237
                                                                           13553                              15182
                                                                           13583                              15237
                                                                           13761                              15438
                                                                           14045                              15747
                                                                           14131                              15831
                                                                           14242                              15967
                                                                           14108                              15836
                                                                           14289                              16029
                                                                           14403                              16179
                                                                           14349                              16125
                                                                           14254                              16023
4/05                                                                       14462                              16276
                                                                           14563                              16391
                                                                           14626                              16493
                                                                           14549                              16418
                                                                           14710                              16584
                                                                           14588                              16472
                                                                           14479                              16372
                                                                           14549                              16450
                                                                           14653                              16592
                                                                           14687                              16637
                                                                           14779                              16749
                                                                           14684                              16633
4/06                                                                       14674                              16627
                                                                           14751                              16701
                                                                           14699                              16638
                                                                           14852                              16836
                                                                           15065                              17086
                                                                           15173                              17205
                                                                           15255                              17313
                                                                           15362                              17457
                                                                           15310                              17395
                                                                           15270                              17350
                                                                           15454                              17579
                                                                           15429                              17535
4/07                                                                       15452                              17588

    --- TAX-FREE MINNESOTA FUND               --- LEHMAN BROTHERS MUNICIPAL BOND INDEX
        $9,550 starting value                     $10,000 starting value
        $15,452 ending value                      $17,588 ending value

LEHMAN BROTHERS MUNICIPAL BOND INDEX is an unmanaged index of municipal bonds with maturities greater than two years.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

               INCEPTION      1        5      10       SINCE
                  DATE       YEAR    YEAR    YEAR    INCEPTION
-------------------------------------------------------------------
Minnesota
 A#..........    6/2/1986    5.30%   4.56%   4.93%     5.80%
-------------------------------------------------------------------
Minnesota
 A##.........    6/2/1986    0.56%   3.60%   4.44%     5.57%
-------------------------------------------------------------------
Minnesota
 B#..........  11/14/1994    4.61%   3.80%    NA*      NA*
-------------------------------------------------------------------
Minnesota
 B##.........  11/14/1994   -0.39%   3.45%    NA*      NA*
-------------------------------------------------------------------
Minnesota
 C#..........  11/14/1994    4.56%   3.81%   4.09%     4.72%
-------------------------------------------------------------------
Minnesota
 C##.........  11/14/1994    3.56%   3.81%   4.09%     4.72%
-------------------------------------------------------------------
Minnesota
 L#..........  11/14/1994    5.33%   4.58%   4.88%     5.50%
-------------------------------------------------------------------
Minnesota
 L##.........  11/14/1994    0.59%   3.62%   4.40%     5.11%
-------------------------------------------------------------------
Minnesota
 Y#..........   2/19/2002    5.36%   4.72%    NA       4.67%
-------------------------------------------------------------------

 # Without sales charge
## With sales charge
NA Not Applicable
 * 10 year and inception returns are not applicable for Classes
   B, H and M because after 8 years Class B converts to Class A and Classes H and M convert to Class L.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Classes A, B and C were offered beginning on February 19, 2002. Performance prior to that date is that of the fund's Classes E, M and N shares, respectively, which have lower operating expenses. Performance prior to February 19, 2002 would have been lower if Classes A, B and C shares expenses were applied during that period.
(2) The initial investment in Classes A and L shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, L and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGER

CHARLES GRANDE
Executive Vice President

CHRISTOPHER BADE
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Tax-Free Minnesota Fund gained 1.29%, before sales charge, for the six-month period ended April 30, 2007, versus its benchmark, the Lehman Brothers Municipal Bond Index, which returned 1.58%, and the 1.42% average return of the Lipper Minnesota Municipal Debt Funds category, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

Slower economic growth and weakness in the residential housing sector led the Federal Reserve Bank to continue to hold its target federal funds rate steady during the period, despite a slight up tick in inflation. Within the municipal bond market, weaker technical factors caused tax-exempt yields to rise all along the curve. However, yields on shorter-maturity bonds rose more than yields on longer maturity issues as a lack of strong retail demand for bonds with yields below 4% caused the short and intermediate portions of the curve to underperform. Long maturities, however, continued to enjoy the support of mutual funds, which were awash with new fund inflows, and non-traditional buyers such as crossover investors (i.e. investors that typically invest in taxable bonds who crossover to municipal bonds) and arbitrage and hedge funds.

Given the relatively low level of interest rates, investors continued to reach for incremental yield by moving out longer on the municipal curve. Although the tax-exempt market slightly underperformed the taxable market, the municipal yield curve remained relatively steeper and unlike the Treasury curve, has not become inverted (i.e. short interest rates are higher than long interest rates). Municipal issuance for the six-month period was up an impressive 32% compared to the same period one year earlier. New issue volume for the state of Minnesota has been on the rise as well, increasing 14% in the first four months of 2007.

One of the primary drivers of the Fund's performance during the period was its yield-curve positioning. We emphasized the longer segment of the municipal curve, favoring bonds with maturities of 25 years and longer. This strategy helped increase returns as the long end of the curve outperformed the short end by approximately 10 basis points for the overall period. The Fund's 40% exposure to high yield paper rated BBB and below also helped performance due to continued credit spread tightening (i.e. short and long term interest rates coming closer together) in this segment of the market. Conversely, owning less insured paper was

--------------------------------------------------------------------------------

a drag on performance as we continue to experience a flight to-quality. Performance was also hindered by the fact that the Fund held no tobacco bonds, which continues to be a strong performing sector in our market. The state does not issue tobacco bonds and we remain negative on those issued by Puerto Rico.

A significant exposure to health care and education continued to contribute positively to performance as these sectors continue to benefit from positive demographics and strong demand. We specifically favor charter school bonds because these schools continue to enjoy strong state support and growing acceptance as a better alternative to the local school system. The Fund remains close to capacity in health care holdings, however, which could limit its future ability to find incremental yield opportunities in this sector.

Favorable credit conditions, especially within the State of Minnesota, also contributed to performance. Minnesota's fundamentally healthy economy continues to serve the state well with steady demographic trends, high personal income levels, and low unemployment.

WHAT IS THE OUTLOOK?

We are taking a cautious approach to the market as we expect technical conditions to remain weak. Supply is up 37% for the year and the forward calendar remains robust. Additionally, a flatter yield curve, low absolute rates and tight credit spreads are conducive to greater levels of issuance going forward. At the same time, demand is expected to remain firm, although some resistance could occur given the current low absolute yields. Given these expectations, we foresee further cheapening of the municipal market.

We expect credit conditions to remain generally stable, especially within the State of Minnesota, and credit spreads to remain tight despite slower economic growth and more moderate revenue gains at the state and local levels. However, heightened concerns related to housing softness, higher energy costs and weakening manufacturing have caused credit spreads to modestly widen. As such, we believe the best of the current positive credit cycle is likely behind us and performance going forward will be more inconsistent.

We will continue to be challenged with finding investment opportunities and incremental yield away from the Health Care sector, which is approaching its sector capacity, but will look for opportunities to swap out of low yielding health care bonds in favor of higher yielding bonds.

The Minnesota State Senate recently approved in March a $1.0 billion increase in the state's income taxes (to be paid by the wealthiest citizens) to fund educational costs in the state, which could have favorable implications for many local school credits and public universities. However, the House has yet to pass the plan while Governor Pawlenty has stated he would veto it. The Governor's proposed budget for the next biennium forecasts revenues to increase 4.4%. It also forecasts spending to grow nearly 10%, including increased funding of 8% in education and 18% in health care.

DISTRIBUTION BY CREDIT QUALITY
as of April 30, 2007

                                                   PERCENTAGE OF
RATING                                           LONG-TERM HOLDINGS
-------------------------------------------------------------------
AAA                                                     27.1%
-------------------------------------------------------------------
AA                                                      11.8
-------------------------------------------------------------------
A                                                       21.2
-------------------------------------------------------------------
BBB                                                     25.9
-------------------------------------------------------------------
NR                                                      14.0
-------------------------------------------------------------------
TOTAL                                                  100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Airport Revenues                                            4.3%
-------------------------------------------------------------------
General Obligations                                        14.8
-------------------------------------------------------------------
Health Care/Services                                       26.7
-------------------------------------------------------------------
Higher Education (Univ., Dorms, etc.)                      20.4
-------------------------------------------------------------------
Housing (HFA's, etc.)                                       7.9
-------------------------------------------------------------------
Miscellaneous                                               1.4
-------------------------------------------------------------------
Pollution Control                                           3.6
-------------------------------------------------------------------
Public Facilities                                           6.2
-------------------------------------------------------------------
Special Tax Assessment                                      3.3
-------------------------------------------------------------------
Utilities -- Combined                                       0.8
-------------------------------------------------------------------
Utilities -- Electric                                       4.2
-------------------------------------------------------------------
Utilities -- Water and Sewer                                3.0
-------------------------------------------------------------------
Short-Term Investments                                      2.0
-------------------------------------------------------------------
Other Assets & Liabilities                                  1.4
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Tax-Free National Fund
(subadvised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS TO PROVIDE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX.



PERFORMANCE OVERVIEW(1,3) 4/30/97 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                  LEHMAN BROTHERS MUNICIPAL BOND
                                                                   TAX-FREE NATIONAL FUND                     INDEX
                                                                   ----------------------         ------------------------------
4/30/97                                                                     9550                              10000
                                                                            9689                              10150
                                                                            9793                              10259
                                                                           10113                              10543
                                                                            9955                              10444
                                                                           10086                              10568
                                                                           10145                              10636
                                                                           10196                              10698
                                                                           10370                              10854
                                                                           10476                              10966
                                                                           10451                              10970
                                                                           10436                              10979
4/98                                                                       10346                              10930
                                                                           10544                              11103
                                                                           10564                              11147
                                                                           10574                              11175
                                                                           10756                              11347
                                                                           10890                              11489
                                                                           10853                              11488
                                                                           10882                              11529
                                                                           10912                              11558
                                                                           11021                              11695
                                                                           10953                              11644
                                                                           10934                              11660
4/99                                                                       10975                              11689
                                                                           10877                              11622
                                                                           10688                              11454
                                                                           10719                              11496
                                                                           10620                              11404
                                                                           10611                              11409
                                                                           10460                              11285
                                                                           10583                              11405
                                                                           10513                              11320
                                                                           10452                              11271
                                                                           10598                              11402
                                                                           10807                              11651
4/00                                                                       10737                              11582
                                                                           10667                              11522
                                                                           10933                              11827
                                                                           11073                              11992
                                                                           11246                              12176
                                                                           11176                              12113
                                                                           11297                              12245
                                                                           11376                              12338
                                                                           11734                              12643
                                                                           11814                              12768
                                                                           11840                              12809
                                                                           11938                              12923
4/01                                                                       11723                              12783
                                                                           11854                              12921
                                                                           11939                              13007
                                                                           12128                              13200
                                                                           12386                              13418
                                                                           12314                              13373
                                                                           12480                              13532
                                                                           12317                              13418
                                                                           12144                              13291
                                                                           12366                              13521
                                                                           12483                              13684
                                                                           12209                              13416
4/02                                                                       12473                              13678
                                                                           12579                              13762
                                                                           12718                              13907
                                                                           12891                              14086
                                                                           13053                              14255
                                                                           13365                              14567
                                                                           13088                              14326
                                                                           12972                              14266
                                                                           13322                              14567
                                                                           13230                              14530
                                                                           13460                              14734
                                                                           13441                              14742
4/03                                                                       13557                              14840
                                                                           13937                              15187
                                                                           13832                              15123
                                                                           13195                              14594
                                                                           13326                              14703
                                                                           13725                              15135
                                                                           13635                              15058
                                                                           13799                              15216
                                                                           13946                              15341
                                                                           14042                              15429
                                                                           14265                              15662
                                                                           14236                              15607
4/04                                                                       13877                              15237
                                                                           13823                              15182
                                                                           13870                              15237
                                                                           14072                              15438
                                                                           14378                              15747
                                                                           14465                              15831
                                                                           14603                              15967
                                                                           14481                              15836
                                                                           14674                              16029
                                                                           14828                              16179
                                                                           14769                              16125
                                                                           14659                              16023
4/05                                                                       14919                              16276
                                                                           15049                              16391
                                                                           15149                              16493
                                                                           15089                              16418
                                                                           15257                              16584
                                                                           15143                              16472
                                                                           15056                              16372
                                                                           15154                              16450
                                                                           15286                              16592
                                                                           15325                              16637
                                                                           15432                              16749
                                                                           15347                              16633
4/06                                                                       15342                              16627
                                                                           15421                              16701
                                                                           15389                              16638
                                                                           15569                              16836
                                                                           15820                              17086
                                                                           15957                              17205
                                                                           16081                              17313
                                                                           16225                              17457
                                                                           16167                              17395
                                                                           16152                              17350
                                                                           16332                              17579
                                                                           16300                              17535
4/07                                                                       16338                              17588

    --- TAX-FREE NATIONAL FUND                 --- LEHMAN BROTHERS MUNICIPAL BOND INDEX
        $9,550  starting value                     $10,000 starting value
        $16,338 ending value                       $17,558 ending value

LEHMAN BROTHERS MUNICIPAL BOND INDEX is an unmanaged index of municipal bonds with maturities greater than two years.


You cannot invest directly in an index.


The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.



AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

              INCEPTION      1        5      10       SINCE
                 DATE       YEAR    YEAR    YEAR    INCEPTION
------------------------------------------------------------------
National A#     6/2/1986    6.50%   5.55%   5.51%     6.37%
------------------------------------------------------------------
National A##    6/2/1986    1.71%   4.58%   5.03%     6.13%
------------------------------------------------------------------
National B#   11/14/1994    5.66%   4.71%    NA*      NA*
------------------------------------------------------------------
National B##  11/14/1994    0.66%   4.38%    NA*      NA*
------------------------------------------------------------------
National C#   11/14/1994    5.64%   4.72%   4.62%     5.32%
------------------------------------------------------------------
National C##  11/14/1994    4.64%   4.72%   4.62%     5.32%
------------------------------------------------------------------
National L#   11/14/1994    6.36%   5.46%   5.38%     6.09%
------------------------------------------------------------------
National L##  11/14/1994    1.57%   4.50%   4.90%     5.70%
------------------------------------------------------------------
National Y#    2/19/2002    6.62%   5.78%    NA       5.63%
------------------------------------------------------------------

  # Without sales charge
 ## With sales charge
 NA Not Applicable
  * 10 year and inception returns are not applicable for Classes
    B, H and M because after 8 years Class B converts to Class A and Classes H and M convert to Class L.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Classes A, B and C were offered beginning on February 19, 2002. Performance prior to that date is that of the fund's Classes E, M and N shares, respectively, which have lower operating expenses. Performance prior to February 19, 2002 would have been lower if Classes A, B and C shares expenses were applied during that period.
(2) The initial investment in Classes A and L shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, L, and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGER

CHARLES GRANDE
Executive Vice President

CHRISTOPHER BADE
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Tax-Free National Fund returned 1.60%, before sales charge, for the six-month period ended April 30, 2007. In comparison, its benchmark, the Lehman Brothers Municipal Bond Index, returned 1.58%. The Fund also outpaced the 1.44% average return of the Lipper General Municipal Debt Funds category, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

Slower economic growth and weakness in the residential housing sector led the Federal Reserve Bank to continue to hold its target federal funds rate steady during the period, despite a slight up tick in inflation. Within the municipal bond market, weaker technical factors caused tax-exempt yields to rise all along the curve. However, yields on shorter-maturity bonds rose more than yields on longer maturity issues as a lack of strong retail demand for bonds with yields below 4% caused the short and intermediate portions of the curve to underperform. Long maturities, however, continued to enjoy the support of mutual funds, which were awash with new fund inflows, and non-traditional buyers such as crossover investors (i.e. investors that typically invest in taxable bonds who crossover to municipal bonds) and arbitrage and hedge funds.

Given the relatively low level of interest rates, investors continued to reach for incremental yield by moving out longer on the municipal curve. Although the tax-exempt market slightly underperformed the taxable market, the municipal yield curve remained relatively steeper and unlike the Treasury curve, has not become inverted (i.e. short interest rates are higher than long interest rates). Municipal issuance for the six-month period was up an impressive 32% compared to the same period one year earlier.

One of the primary drivers of the Fund's performance during the period was its yield-curve positioning. We emphasized the longer segment of the municipal curve, favoring bonds with maturities of 25 years and longer. This strategy helped increase returns as the long end of the curve outperformed the short end by approximately 10 basis points for the overall period. The Fund's 19% exposure to non-investment grade bonds also helped performance due to continued credit spread tightening (i.e. short and long term interest rates coming closer together) in this segment of the

--------------------------------------------------------------------------------

market. We did, however, increase the Fund's exposure to high quality and insured paper, which was additive to performance given the ongoing flight-to-quality.

Good security selection and a significant exposure to health care, education and special tax bonds (i.e. a bond secured by the special assessment taxes levied on certain real estate) contributed positively to performance as well. We specifically favor charter school bonds because these schools continue to enjoy strong state support and growing acceptance as a better alternative to the local school system. Although we remain cautious on exposure to the national housing slowdown, the special tax bonds we did purchase are secured by good residential development projects located in strong growth areas and are further along in construction and sales.

Significant fund inflows and a lack of investment opportunities caused the Fund to hold a greater percentage of cash and floating-rate bonds than we would prefer. These short maturity positions were a drag on performance and hindered the Fund's ability to generate greater distribution yield.

WHAT IS THE OUTLOOK?

We are taking a cautious approach to the market as we expect technical conditions to remain weak. Supply is up 37% for the year and the forward calendar remains robust. Additionally, a flatter yield curve, low absolute rates and tight credit spreads are conducive to greater levels of issuance going forward. At the same time, demand is expected to remain firm, although some resistance could occur given the current low absolute yields. Given these expectations, we foresee further cheapening of the municipal market.

We expect credit conditions to remain generally stable and credit spreads to remain tight despite slower economic growth and more moderate revenue gains at the state and local levels. However, heightened concerns related to housing softness, higher energy costs and weakening manufacturing have caused credit spreads to modestly widen. As such, we believe the best of the current positive credit cycle is likely behind us and performance going forward will be more inconsistent.

We plan to increase the Fund's exposure to non-investment grade bonds but will do so selectively, particularly for special tax bonds. Our underwriting standards in this sector have tightened up in response to our concerns with the housing sector. Over the course of the period, we sold several lower investment grade bonds in favor of higher quality bonds, which caused the average credit rating for the Fund to improve from Baa1 to A3. We anticipate maintaining this rating level going forward.

DISTRIBUTION BY CREDIT QUALITY
as of April 30, 2007

                                                   PERCENTAGE OF
RATING                                           LONG-TERM HOLDINGS
-------------------------------------------------------------------
AAA                                                     15.1%
-------------------------------------------------------------------
AA                                                      12.6
-------------------------------------------------------------------
A                                                       20.1
-------------------------------------------------------------------
BBB                                                     23.0
-------------------------------------------------------------------
BB                                                       2.5
-------------------------------------------------------------------
B                                                        0.3
-------------------------------------------------------------------
NR                                                      26.4
-------------------------------------------------------------------
TOTAL                                                  100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Airport Revenues                                            0.6%
-------------------------------------------------------------------
General Obligations                                        14.6
-------------------------------------------------------------------
Health Care/Services                                       20.3
-------------------------------------------------------------------
Higher Education (Univ., Dorms, etc.)                      11.7
-------------------------------------------------------------------
Housing (HFA's, etc.)                                       6.7
-------------------------------------------------------------------
Industrial                                                  1.8
-------------------------------------------------------------------
Land Development                                            3.9
-------------------------------------------------------------------
Miscellaneous                                              15.7
-------------------------------------------------------------------
Pollution Control                                           3.2
-------------------------------------------------------------------
Public Facilities                                           5.9
-------------------------------------------------------------------
Refunded with U.S. Gov't Securities                         0.6
-------------------------------------------------------------------
Special Tax Assessment                                      1.0
-------------------------------------------------------------------
Tax Allocation                                              1.8
-------------------------------------------------------------------
Transportation                                              1.1
-------------------------------------------------------------------
Utilities -- Electric                                       2.3
-------------------------------------------------------------------
Utilities -- Water and Sewer                                3.7
-------------------------------------------------------------------
Short-Term Investments                                      4.4
-------------------------------------------------------------------
Other Assets & Liabilities                                  0.7
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

--------------------------------------------------------------------------------

DISTRIBUTION BY STATE
as of April 30, 2007

                                                      PERCENTAGE OF
STATE                                                  NET ASSETS
-------------------------------------------------------------------
Alabama                                                     1.2%
-------------------------------------------------------------------
Alaska                                                      1.2
-------------------------------------------------------------------
Arizona                                                     3.4
-------------------------------------------------------------------
California                                                  9.6
-------------------------------------------------------------------
Colorado                                                    4.5
-------------------------------------------------------------------
Connecticut                                                 0.6
-------------------------------------------------------------------
Florida                                                     9.4
-------------------------------------------------------------------
Georgia                                                     3.1
-------------------------------------------------------------------
Idaho                                                       0.6
-------------------------------------------------------------------
Illinois                                                    5.3
-------------------------------------------------------------------
Indiana                                                     1.2
-------------------------------------------------------------------
Iowa                                                        1.5
-------------------------------------------------------------------
Kansas                                                      2.0
-------------------------------------------------------------------
Kentucky                                                    0.1
-------------------------------------------------------------------
Louisiana                                                   0.3
-------------------------------------------------------------------
Maryland                                                    0.7
-------------------------------------------------------------------
Massachusetts                                               0.7
-------------------------------------------------------------------
Michigan                                                    3.0
-------------------------------------------------------------------
Minnesota                                                   3.8
-------------------------------------------------------------------
Mississippi                                                 0.2
-------------------------------------------------------------------
Missouri                                                    1.9
-------------------------------------------------------------------
Montana                                                     0.4
-------------------------------------------------------------------
Nevada                                                      3.5
-------------------------------------------------------------------
New Hampshire                                               1.1
-------------------------------------------------------------------
New Jersey                                                  2.7
-------------------------------------------------------------------
New Mexico                                                  1.0
-------------------------------------------------------------------
New York                                                    5.2
-------------------------------------------------------------------
North Carolina                                              2.9
-------------------------------------------------------------------
North Dakota                                                0.3
-------------------------------------------------------------------
Ohio                                                        1.1
-------------------------------------------------------------------
Oklahoma                                                    0.7
-------------------------------------------------------------------
Other U.S. Territories                                      0.6
-------------------------------------------------------------------
Pennsylvania                                                2.1
-------------------------------------------------------------------
Rhode Island                                                4.6
-------------------------------------------------------------------
South Carolina                                              3.6
-------------------------------------------------------------------
Tennessee                                                   1.6
-------------------------------------------------------------------
Texas                                                       3.3
-------------------------------------------------------------------
Vermont                                                     0.3
-------------------------------------------------------------------
Virginia                                                    2.5
-------------------------------------------------------------------
Washington                                                  2.8
-------------------------------------------------------------------
Wisconsin                                                   0.3
-------------------------------------------------------------------
Short-Term Investments                                      4.4
-------------------------------------------------------------------
Other Assets & Liabilities                                  0.7
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Tax-Free New York Fund
(subadvised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS TO PROVIDE CURRENT INCOME EXEMPT FROM FEDERAL, NEW YORK STATE AND NEW YORK CITY INCOME TAX.


PERFORMANCE OVERVIEW(2) 10/31/02 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                               LEHMAN BROTHERS NEW YORK MUNICIPAL
                                                                 TAX-FREE NEW YORK FUND                    BOND INDEX
                                                                 ----------------------        ----------------------------------
10/31/02                                                                  9550                                10000
                                                                          9473                                 9945
                                                                          9733                                10161
                                                                          9661                                10138
                                                                          9832                                10275
                                                                          9850                                10285
4/03                                                                      9937                                10350
                                                                         10257                                10584
                                                                         10169                                10542
                                                                          9644                                10185
                                                                          9753                                10267
                                                                         10098                                10563
                                                                         10031                                10515
                                                                         10171                                10622
                                                                         10320                                10698
                                                                         10385                                10758
                                                                         10577                                10915
                                                                         10538                                10874
4/04                                                                     10225                                10627
                                                                         10165                                10588
                                                                         10197                                10621
                                                                         10351                                10761
                                                                         10589                                10970
                                                                         10672                                11029
                                                                         10785                                11121
                                                                         10667                                11028
                                                                         10822                                11155
                                                                         10937                                11252
                                                                         10893                                11220
                                                                         10819                                11147
4/05                                                                     10987                                11314
                                                                         11074                                11392
                                                                         11170                                11460
                                                                         11128                                11406
                                                                         11235                                11518
                                                                         11149                                11441
                                                                         11073                                11377
                                                                         11117                                11424
                                                                         11216                                11525
                                                                         11240                                11554
                                                                         11340                                11637
                                                                         11258                                11559
4/06                                                                     11250                                11554
                                                                         11297                                11605
                                                                         11256                                11560
                                                                         11393                                11696
                                                                         11574                                11861
                                                                         11677                                11942
                                                                         11760                                12014
                                                                         11873                                12112
                                                                         11833                                12071
                                                                         11804                                12044
                                                                         11940                                12196
                                                                         11900                                12168
4/07                                                                     11937                                12205

    --- TAX-FREE NEW YORK FUND                --- LEHMAN BROTHERS NEW YORK MUNICIPAL
        $9,550  starting value                    BOND INDEX
        $11,937 ending value                      $10,000 starting value
                                                  $12,205 ending value

LEHMAN BROTHERS NEW YORK MUNICIPAL BOND INDEX is an unmanaged index of municipal bonds issued by the State of New York with maturities greater than two years.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

              INCEPTION               SINCE
                 DATE      1 YEAR   INCEPTION
--------------------------------------------------
New York A#   10/31/2002   6.10%      5.08%
--------------------------------------------------
New York A##  10/31/2002   1.32%      4.01%
--------------------------------------------------
New York B#   10/31/2002   5.31%      4.32%
--------------------------------------------------
New York B##  10/31/2002   0.31%      3.93%
--------------------------------------------------
New York C#   10/31/2002   5.32%      4.32%
--------------------------------------------------
New York C##  10/31/2002   4.32%      4.32%
--------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B and C shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGER

CHARLES GRANDE
Executive Vice President

CHRISTOPHER BADE
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Tax-Free New York Fund returned 1.50%, before sales charge, for the six-month period ended April 30, 2007. In comparison, its benchmark, the Lehman Brothers New York Municipal Bond Index, returned 1.58%. The Fund outpaced the 1.43% average return of the Lipper New York Municipal Debt Funds category, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

Slower economic growth and weakness in the residential housing sector led the Federal Reserve Bank to continue to hold its target federal funds rate steady during the period, despite a slight up tick in inflation. Within the municipal bond market, weaker technical factors caused tax-exempt yields to rise all along the curve. However, yields on shorter-maturity bonds rose more than yields on longer maturity issues as a lack of strong retail demand for bonds with yields below 4% caused the short and intermediate portions of the curve to underperform. Long maturities, however, continued to enjoy the support of mutual funds, which were awash with new fund inflows, and non-traditional buyers such as crossover investors (i.e. investors that typically invest in taxable bonds who crossover to municipal bonds) and arbitrage and hedge funds.

Given the relatively low level of interest rates, investors continued to reach for incremental yield by moving out longer on the municipal curve. Although the tax-exempt market slightly underperformed the taxable market, the municipal yield curve remained relatively steeper and unlike the Treasury curve, has not become inverted (i.e. short interest rates are higher than long interest rates). Municipal issuance for the six-month period was up an impressive 32% compared to the same period one year earlier. Issuance in the State of New York, however, has declined by 11% this year.

One of the primary drivers of the Fund's performance during the period was its yield-curve positioning. We emphasized the longer segment of the municipal curve, favoring bonds with maturities of 20 years and longer. This strategy helped increase returns as the long end of the curve outperformed the short end by approximately 10 basis points for the overall period.

Another positive for performance was an increase in the Fund's holdings of higher yielding bonds -- in particular, BBB and BB rated credits -- which benefited from continued credit spread tightening (i.e. short and long term interest rates coming closer together) during the period. However, the lack of non investment grade opportunities in New York resulted in the Fund holding less BB rated bonds than we would prefer, which was a drag on

--------------------------------------------------------------------------------

performance as this segment of the market outperformed high-quality issues. The Fund's small allocation to insured paper also hindered returns as the ongoing flight-to-quality pushed prices on these securities higher.

The Fund held a greater percentage of floating-rate bonds for a longer period of time than we would prefer due to lower fund inflows and fewer investment opportunities elsewhere. Our inability to sell these floating-rate securities in a timelier manner hurt performance and hindered the Fund's ability to generate greater distribution yield.

On a more positive note, the Fund's significant exposure to the education, tobacco, and health care sectors continued to contribute positively to performance. We increased our exposure to non-rated charter school bonds because these schools continue to enjoy strong state support and growing acceptance as a better alternative to the local school system. Favorable rulings in the tobacco industry helped the Fund's tobacco bond holdings to perform well while health care and education holdings continued to benefit from positive demographic trends and strong demand.

Favorable credit conditions within the State of New York also proved additive to performance. The state's economy remains stable, anchored by the strength of New York City, which enjoyed higher than forecasted revenue last year and higher profits for Wall Street firms.

WHAT IS THE OUTLOOK?

We are taking a cautious approach to the market as we expect technical conditions to remain weak. Supply is up 37% for the year and the forward calendar remains robust. Additionally, a flatter yield curve, low absolute rates and tight credit spreads are conducive to greater levels of issuance going forward. At the same time, demand is expected to remain firm, although some resistance could occur given the current low absolute yields. Given these expectations, we foresee further cheapening of the municipal market.

We expect credit conditions to remain generally stable, especially within the State of New York, and credit spreads to remain tight despite slower economic growth and more moderate revenue gains at the state and local levels. However, heightened concerns related to housing softness, higher energy costs and weakening manufacturing have caused credit spreads to modestly widen. As such, we believe the best of the current positive credit cycle is likely behind us and performance going forward will be more inconsistent.

New York State passed its $120.9 billion budget for the 2008 fiscal year on time, which represents a manageable 7% increase in spending. In addition, Governor Spitzer was able to pass several reform measures for both Medicaid and school aid, which should serve the state well going forward.

We still prefer investing in the longer segment of the municipal curve for incremental yield. Given the low interest rate environment, however, we are cautious about purchasing longer bonds with coupons below 5% as these bonds present fewer opportunities to outperform in the future. As of the end of the period, the average credit rating for the Fund was A2. We do not expect this rating to change unless we find attractive investment opportunities in higher yielding, non-investment grade bonds.

DISTRIBUTION BY CREDIT QUALITY
as of April 30, 2007

                                                   PERCENTAGE OF
RATING                                           LONG-TERM HOLDINGS
-------------------------------------------------------------------
AAA                                                     21.4%
-------------------------------------------------------------------
AA                                                      19.6
-------------------------------------------------------------------
A                                                       23.3
-------------------------------------------------------------------
BBB                                                     26.0
-------------------------------------------------------------------
BB                                                       3.4
-------------------------------------------------------------------
B                                                        1.0
-------------------------------------------------------------------
NR                                                       5.3
-------------------------------------------------------------------
TOTAL                                                  100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Airport Revenues                                            2.3%
-------------------------------------------------------------------
General Obligations                                         7.4
-------------------------------------------------------------------
Health Care/Services                                       14.4
-------------------------------------------------------------------
Higher Education (Univ., Dorms, etc.)                      26.7
-------------------------------------------------------------------
Industrial                                                  4.3
-------------------------------------------------------------------
Land Development                                            1.0
-------------------------------------------------------------------
Miscellaneous                                              16.3
-------------------------------------------------------------------
Pollution Control                                           6.5
-------------------------------------------------------------------
Public Facilities                                           7.2
-------------------------------------------------------------------
Special Tax Assessment                                      2.9
-------------------------------------------------------------------
Transportation                                              2.9
-------------------------------------------------------------------
Utilities -- Electric                                       1.6
-------------------------------------------------------------------
Utilities -- Water and Sewer                                2.9
-------------------------------------------------------------------
Short-Term Investments                                      1.8
-------------------------------------------------------------------
Other Assets & Liabilities                                  1.8
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Total Return Bond Fund
(subadvised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS A COMPETITIVE TOTAL RETURN, WITH INCOME AS A SECONDARY OBJECTIVE.


PERFORMANCE OVERVIEW(3) 4/30/97 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                              LEHMAN BROTHERS U.S. AGGREGATE BOND
                                                                TOTAL RETURN BOND FUND                       INDEX
                                                                ----------------------        -----------------------------------
4/30/97                                                                  9550                                10000
                                                                         9653                                10095
                                                                         9792                                10215
                                                                        10117                                10491
                                                                        10008                                10402
                                                                        10168                                10556
                                                                        10257                                10709
                                                                        10326                                10758
                                                                        10469                                10867
                                                                        10611                                11006
                                                                        10604                                10997
                                                                        10649                                11034
4/98                                                                    10686                                11092
                                                                        10792                                11197
                                                                        10872                                11292
                                                                        10871                                11316
                                                                        10942                                11500
                                                                        11236                                11770
                                                                        11108                                11707
                                                                        11224                                11774
                                                                        11254                                11809
                                                                        11342                                11893
                                                                        11057                                11685
                                                                        11113                                11749
4/99                                                                    11171                                11787
                                                                        11011                                11683
                                                                        10944                                11646
                                                                        10905                                11597
                                                                        10883                                11591
                                                                        10983                                11725
                                                                        11008                                11769
                                                                        11013                                11768
                                                                        10948                                11711
                                                                        10921                                11673
                                                                        11052                                11814
                                                                        11199                                11970
4/00                                                                    11180                                11935
                                                                        11173                                11929
                                                                        11428                                12177
                                                                        11503                                12288
                                                                        11635                                12466
                                                                        11701                                12545
                                                                        11733                                12627
                                                                        11915                                12835
                                                                        12181                                13073
                                                                        12447                                13286
                                                                        12520                                13402
                                                                        12537                                13469
4/01                                                                    12519                                13412
                                                                        12588                                13493
                                                                        12568                                13544
                                                                        12858                                13848
                                                                        13002                                14007
                                                                        13034                                14169
                                                                        13253                                14465
                                                                        13181                                14266
                                                                        13121                                14174
                                                                        13172                                14289
                                                                        13223                                14428
                                                                        13017                                14188
4/02                                                                    13268                                14464
                                                                        13407                                14586
                                                                        13386                                14712
                                                                        13415                                14890
                                                                        13672                                15142
                                                                        13799                                15387
                                                                        13849                                15316
                                                                        13998                                15311
                                                                        14340                                15628
                                                                        14459                                15642
                                                                        14678                                15858
                                                                        14698                                15846
4/03                                                                    14885                                15977
                                                                        15202                                16275
                                                                        15189                                16242
                                                                        14730                                15696
                                                                        14833                                15800
                                                                        15231                                16219
                                                                        15119                                16068
                                                                        15173                                16106
                                                                        15364                                16270
                                                                        15484                                16401
                                                                        15602                                16579
                                                                        15690                                16703
4/04                                                                    15309                                16268
                                                                        15254                                16203
                                                                        15315                                16295
                                                                        15423                                16456
                                                                        15689                                16770
                                                                        15764                                16816
                                                                        15890                                16957
                                                                        15835                                16821
                                                                        15968                                16976
                                                                        16043                                17083
                                                                        15983                                16982
                                                                        15875                                16895
4/05                                                                    16063                                17123
                                                                        16195                                17308
                                                                        16310                                17403
                                                                        16189                                17244
                                                                        16363                                17466
                                                                        16176                                17286
                                                                        16048                                17149
                                                                        16112                                17225
                                                                        16243                                17388
                                                                        16252                                17389
                                                                        16286                                17447
                                                                        16132                                17276
4/06                                                                    16117                                17245
                                                                        16074                                17226
                                                                        16085                                17263
                                                                        16267                                17496
                                                                        16510                                17764
                                                                        16627                                17920
                                                                        16745                                18039
                                                                        16947                                18248
                                                                        16872                                18142
                                                                        16908                                18134
                                                                        17144                                18414
                                                                        17129                                18415
4/07                                                                    17226                                18514

    --- TOTAL RETURN BOND FUND             --- LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX
        $9,550  starting value                 $10,000 starting value
        $17,226 ending value                   $18,514 ending value

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

                  INCEPTION     1        5      10       SINCE
                    DATE       YEAR    YEAR    YEAR    INCEPTION
---------------------------------------------------------------------
Total Return A#   7/22/1996    6.89%   5.36%   6.07%     6.28%
---------------------------------------------------------------------
Total Return A##  7/22/1996    2.08%   4.39%   5.59%     5.82%
---------------------------------------------------------------------
Total Return B#   7/22/1996    6.00%   4.57%    NA*      NA*
---------------------------------------------------------------------
Total Return B##  7/22/1996    1.00%   4.24%    NA*      NA*
---------------------------------------------------------------------
Total Return C#   7/22/1996    6.10%   4.67%   5.35%     5.55%
---------------------------------------------------------------------
Total Return C##  7/22/1996    5.10%   4.67%   5.35%     5.55%
---------------------------------------------------------------------
Total Return I#   7/23/1996    7.19%   5.42%   6.10%     6.31%
---------------------------------------------------------------------
Total Return R3#  7/22/1996    7.02%   5.76%   6.53%     6.74%
---------------------------------------------------------------------
Total Return R4#  7/22/1996    7.10%   5.78%   6.54%     6.74%
---------------------------------------------------------------------
Total Return R5#  7/22/1996    7.18%   5.79%   6.55%     6.75%
---------------------------------------------------------------------
Total Return Y#   7/22/1996    7.35%   5.83%   6.57%     6.77%
---------------------------------------------------------------------

  # Without sales charge
 ## With sales charge
 NA Not Applicable
  * 10 year and inception returns are not applicable for Class B because after 8 years Class B converts to Class A.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable. Class I shares commenced operations on 8/31/06. Performance prior to 8/31/06 reflects Class A performance. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class Y performance.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, I, R3, R4, R4 and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGER

NASRI TOUTOUNGI
Managing Director

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Total Return Bond Fund returned 2.87%, before sales charge, for the six-month period ended April 30, 2007, versus its benchmark, the Lehman Brothers U.S. Aggregate Bond Index which gained 2.64%, and the 2.56% average return of the Lipper Intermediate Investment Grade Funds category, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's overall outperformance was driven by a favorable combination of sector rotation (i.e. shifting of assets between different sectors), interest rate positioning, and security selection. Sector rotation was the largest positive contributor as strong performance in lower quality credit, specifically high yield and emerging markets, drove the Fund's returns throughout the period. These allocations were maintained against underweights (i.e. the Fund's sector position was less than the benchmark position) to U.S. Treasuries and agencies, which underperformed most sectors of the overall market.

Interest rate risk was tactically managed, with the bulk of the outperformance driven by decisions early in the six-month period. Overall, these interest rate decisions drove performance more so than the Fund's yield curve positioning. In addition, security selection added modestly to the Fund's outperformance, helped by an overweight (i.e. the Fund's sector position was greater than the benchmark position) to longer maturity investment grade corporate bonds.

WHAT IS THE OUTLOOK?

The economy has experienced slower growth over the past two calendar quarters. Moderation in employment, consumer spending and business investment, driven in large part by weakness in the housing and manufacturing sectors, has contributed to this slowdown. Inflation still remains a concern for the Federal Open Market Committee (the "Federal Reserve"). Although core prices

--------------------------------------------------------------------------------

have softened recently, they still remain above the Federal Reserve's "comfort range" of 1% to 2%. This, and the recent spike in gasoline prices, should keep the Federal Reserve's "balance of risks" focused on inflation over the coming months. In our view, if the economy continues to follow the Federal Reserve's outlook of moderately paced growth and an easing in core price pressures, changes in interest rate policy should remain on hold. As such, we see interest rates as range bound over the coming months.

We remain positive on credit risk and see value in lower quality sectors like high yield and bank loans. We currently view the attractiveness of the investment grade corporate bond market as fair, though re-levering and leveraged buyout activity have increased risk in this part of the market. We have initiated and maintain an allocation to U.S. Treasury Inflation Protected Securities (TIPS) as headline inflation pressures, led by high gasoline prices, have increased the attractiveness of this sector.

DISTRIBUTION BY CREDIT QUALITY
as of April 30, 2007

                                                      PERCENTAGE OF
                                                        LONG-TERM
RATING                                                  HOLDINGS
-------------------------------------------------------------------
AAA                                                        59.8%
-------------------------------------------------------------------
AA                                                          3.4
-------------------------------------------------------------------
A                                                          10.6
-------------------------------------------------------------------
BBB                                                         9.6
-------------------------------------------------------------------
BB                                                          9.8
-------------------------------------------------------------------
B                                                           3.2
-------------------------------------------------------------------
NR                                                          3.6
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             1.9%
-------------------------------------------------------------------
Capital Goods                                               0.4
-------------------------------------------------------------------
Consumer Cyclical                                           1.8
-------------------------------------------------------------------
Consumer Staples                                            0.8
-------------------------------------------------------------------
Energy                                                      2.0
-------------------------------------------------------------------
Finance                                                    24.7
-------------------------------------------------------------------
Foreign Governments                                         0.1
-------------------------------------------------------------------
General Obligations                                         0.1
-------------------------------------------------------------------
Health Care                                                 2.1
-------------------------------------------------------------------
Services                                                    4.2
-------------------------------------------------------------------
Technology                                                  5.1
-------------------------------------------------------------------
Transportation                                              0.6
-------------------------------------------------------------------
U.S. Government Agencies                                   36.4
-------------------------------------------------------------------
U.S. Government Securities                                 13.2
-------------------------------------------------------------------
Utilities                                                   1.6
-------------------------------------------------------------------
Short-Term Investments                                     40.4
-------------------------------------------------------------------
Other Assets & Liabilities                                -35.4
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford U.S. Government Securities Fund
(subadvised by Hartford Investment Management Company)

INVESTMENT OBJECTIVE -- SEEKS TO PROVIDE CURRENT INCOME WHILE MAINTAINING PRESERVATION OF CAPITAL CONSISTENT WITH PRUDENT INVESTMENT RISK.


PERFORMANCE OVERVIEW(1,3) 4/30/97 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                              U.S. GOVERNMENT SECURITIES FUND    LEHMAN BROTHERS U.S. GOV'T INDEX
                                                              -------------------------------    --------------------------------
4/30/97                                                                     9550                              10000
                                                                            9634                              10086
                                                                            9739                              10199
                                                                            9987                              10489
                                                                            9905                              10385
                                                                           10053                              10541
                                                                           10190                              10724
                                                                           10218                              10779
                                                                           10313                              10891
                                                                           10452                              11054
                                                                           10432                              11024
                                                                           10468                              11056
4/98                                                                       10504                              11105
                                                                           10609                              11219
                                                                           10714                              11347
                                                                           10728                              11365
                                                                           10949                              11660
                                                                           11218                              11974
                                                                           11116                              11934
                                                                           11165                              11938
                                                                           11191                              11964
                                                                           11238                              12034
                                                                           11013                              11748
                                                                           11072                              11794
4/99                                                                       11096                              11820
                                                                           10989                              11717
                                                                           10942                              11693
                                                                           10895                              11676
                                                                           10872                              11676
                                                                           11008                              11771
                                                                           11022                              11790
                                                                           11026                              11773
                                                                           10968                              11697
                                                                           10923                              11713
                                                                           11042                              11880
                                                                           11174                              12089
4/00                                                                       11155                              12055
                                                                           11136                              12063
                                                                           11334                              12278
                                                                           11430                              12397
                                                                           11591                              12580
                                                                           11690                              12616
                                                                           11777                              12737
                                                                           11983                              12987
                                                                           12229                              13246
                                                                           12370                              13380
                                                                           12499                              13532
                                                                           12562                              13579
4/01                                                                       12489                              13441
                                                                           12537                              13485
                                                                           12553                              13547
                                                                           12836                              13872
                                                                           12971                              14044
                                                                           13199                              14289
                                                                           13422                              14658
                                                                           13228                              14329
                                                                           13145                              14204
                                                                           13215                              14296
                                                                           13375                              14428
                                                                           13195                              14114
4/02                                                                       13439                              14451
                                                                           13542                              14537
                                                                           13659                              14741
                                                                           13899                              15064
                                                                           14081                              15363
                                                                           14321                              15723
                                                                           14273                              15597
                                                                           14192                              15462
                                                                           14567                              15837
                                                                           14486                              15797
                                                                           14711                              16052
                                                                           14673                              16006
4/03                                                                       14761                              16080
                                                                           15053                              16498
                                                                           14916                              16411
                                                                           14267                              15733
                                                                           14319                              15821
                                                                           14728                              16281
                                                                           14567                              16049
                                                                           14602                              16068
                                                                           14696                              16210
                                                                           14790                              16344
                                                                           14948                              16540
                                                                           15061                              16686
4/04                                                                       14715                              16184
                                                                           14599                              16124
                                                                           14683                              16189
                                                                           14830                              16340
                                                                           15056                              16658
                                                                           15047                              16692
                                                                           15161                              16825
                                                                           15039                              16625
                                                                           15169                              16774
                                                                           15234                              16879
                                                                           15142                              16760
                                                                           15118                              16704
4/05                                                                       15317                              16972
                                                                           15440                              17168
                                                                           15500                              17265
                                                                           15347                              17057
                                                                           15545                              17308
                                                                           15403                              17104
                                                                           15281                              16983
                                                                           15311                              17060
                                                                           15439                              17218
                                                                           15433                              17189
                                                                           15474                              17216
                                                                           15328                              17061
4/06                                                                       15282                              17014
                                                                           15256                              17017
                                                                           15282                              17065
                                                                           15463                              17268
                                                                           15662                              17512
                                                                           15793                              17668
                                                                           15856                              17760
                                                                           16022                              17941
                                                                           15905                              17817
                                                                           15900                              17795
                                                                           16135                              18069
                                                                           16132                              18074
4/07                                                                       16214                              18164

    --- U.S. GOVERNMENT SECURITIES FUND        --- LEHMAN BROTHERS U.S. GOV'T INDEX
        $9,550  starting value                     $10,000 starting value
        $16,214 ending value                       $18,164 ending value


LEHMAN BROTHERS U.S. GOVERNMENT INDEX is an unmanaged index of government bonds with maturities of one year or more.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.



AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

              INCEPTION      1        5        10        SINCE
                 DATE       YEAR     YEAR     YEAR     INCEPTION
--------------------------------------------------------------------
U.S. Gov A#    2/28/1973   6.10%    3.83%     5.43%      7.41%
--------------------------------------------------------------------
U.S. Gov A##   2/28/1973   1.33%    2.87%     4.95%      7.27%
--------------------------------------------------------------------
U.S. Gov B#   11/14/1994   5.35%    3.09%     NA*        NA*
--------------------------------------------------------------------
U.S. Gov B##  11/14/1994   0.35%    2.74%     NA*        NA*
--------------------------------------------------------------------
U.S. Gov C#   11/14/1994   5.34%    3.09%     4.54%      5.07%
--------------------------------------------------------------------
U.S. Gov C##  11/14/1994   4.34%    3.09%     4.54%      5.07%
--------------------------------------------------------------------
U.S. Gov L#   11/14/1994   6.19%    3.93%     5.35%      5.88%
--------------------------------------------------------------------
U.S. Gov L##  11/14/1994   1.41%    2.97%     4.86%      5.49%
--------------------------------------------------------------------
U.S. Gov Y#    2/19/2002   5.93%    4.20%      NA        4.20%
--------------------------------------------------------------------

  # Without sales charge
 ## With sales charge
 NA Not Applicable
  * 10 year and inception returns are not applicable for Classes
    B, H and M because after 8 years Class B converts to Class A and Classes H and M convert to Class L.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Classes A, B and C were offered beginning on February 19, 2002. Performance prior to that date is that of the fund's Classes E, M and N shares, respectively, which have lower operating expenses. Performance prior to February 19, 2002 would have been lower if Classes A, B and C shares expenses were applied during that period.
(2) The initial investment in Classes A and L shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, L, and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGER


CHRISTOPHER HANLON
Senior Vice President

RUSSELL M. REGENAUER
Senior Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford U.S. Government Securities Fund returned 2.26%, before sales charge, for the six-month period ended April 30, 2007. In comparison, its benchmark, the Lehman Brothers U.S. Government Index, returned 2.27%. The Fund outperformed the 2.20% average return of the Lipper General U.S. Government Securities Funds category, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

Both sector allocation and security selection were positive contributors to the Fund's performance during the period. The most notable sector contributors were out-of-benchmark allocations to mortgage-backed securities (MBS), asset-backed securities (ABS), and Treasury Inflation Protected Securities (TIPS). During the period, we added exposure to all of these sectors, as well as to Small Business Administration (SBA) loans, while reducing the Fund's holdings in Treasuries and agencies. Higher coupon MBS were added on expectations of strong performance while holdings of agency hybrid adjustable-rate mortgage securities (ARMS) were increased as an attractive short-duration asset. Our expectations of higher energy prices and inflation led us to increase the Fund's exposure to TIPS to 3.5% of total holdings toward the end of the period.

Allocations away from Treasuries and agencies also contributed to returns as these sectors underperformed most spread sectors (i.e. those fixed income sectors typically yielding that offer yield premiums over Treasurys) during the period. Within the MBS market, allocations to collateralized mortgage obligation
(CMO) securities and higher coupon 30-year collateral (e.g. 6% and 6.5% coupons) added value, as did agency guaranteed hybrid ARMS. The Fund also benefited from positive security selection in agency securities, particularly 30-year paper, and in Treasury securities.

--------------------------------------------------------------------------------

In terms of duration (i.e. sensitivity to changes in interest rates) positioning, the Fund had a slight bias toward higher interest rates at the beginning of the period. As rates increased in January, we began to further reduce the Fund's duration. Although this strategy was beneficial to performance in the fourth quarter of 2006 when rates were rising, it detracted from relative (i.e. performance of the Fund as measured against the benchmark) returns in the latter months of the period when softer economic data in late February and March and a flight-to-quality forced yields lower. The Fund was also positioned for a steeper Treasury yield curve. This posture proved additive to performance as the shape of the yield curve went from inverted at the beginning of the period to slightly positive later in the period on a flight-to-quality bid and worries of spillover effects from the troubled sub-prime mortgage sector into the broader housing market.

WHAT IS THE OUTLOOK?

We believe Treasury yields will remain in a narrow range in the near future, with a longer term bias towards a steeper yield curve. While the Fund has a modest yield curve steepening position in the two- to 10-year part of the curve, if an ease in Federal Reserve policy appears imminent, we will position the portfolio more aggressively. In this environment, we continue to favor MBS. Where spreads have widened due to sub-prime mortgage fears, however, we will look to opportunistically add A and BBB rated ABS securities. As of the end of the period, more than 97% of the Fund's assets were held in securities rated AAA or issued by the U.S. Government. Going forward, we will continue to maintain the Fund's high quality profile.

DISTRIBUTION BY CREDIT QUALITY
as of April 30, 2007

                                                   PERCENTAGE OF
RATING                                           LONG-TERM HOLDINGS
-------------------------------------------------------------------
AAA                                                     99.8%
-------------------------------------------------------------------
BBB                                                      0.2
-------------------------------------------------------------------
TOTAL                                                  100.0%
-------------------------------------------------------------------

DISTRIBUTION BY SECTOR
as of April 30, 2007

                                                      PERCENTAGE OF
CATEGORY SECTOR                                        NET ASSETS
-------------------------------------------------------------------
Asset and Commercial Mortgage Backed Securities             7.6%
-------------------------------------------------------------------
Corporate Bonds: Investment Grade                           0.2
-------------------------------------------------------------------
Federal Home Loan Mortgage Corporation                     19.9
-------------------------------------------------------------------
Federal National Mortgage Association                      42.8
-------------------------------------------------------------------
Government National Mortgage Association                    8.4
-------------------------------------------------------------------
Other Direct Federal Obligations                            3.6
-------------------------------------------------------------------
Small Business Administration Participation
  Certificate                                              11.1
-------------------------------------------------------------------
U.S. Treasury Securities                                    3.4
-------------------------------------------------------------------
Short-Term Investments                                      7.5
-------------------------------------------------------------------
Other Assets & Liabilities                                 -4.1
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Value Fund
(subadvised by Wellington Management Company, LLP)


INVESTMENT OBJECTIVE -- SEEKS LONG-TERM TOTAL RETURN.


PERFORMANCE OVERVIEW(2) 4/30/01 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                         VALUE FUND                  RUSSELL 1000 VALUE INDEX
                                                                         ----------                  ------------------------
4/30/01                                                                     9450                              10000
                                                                            9554                              10225
                                                                            9488                               9998
                                                                            9507                               9977
                                                                            9214                               9577
                                                                            8552                               8903
                                                                            8524                               8826
                                                                            9062                               9339
                                                                            9319                               9559
                                                                            9157                               9486
                                                                            9119                               9501
                                                                            9319                               9950
4/02                                                                        8891                               9609
                                                                            8920                               9657
                                                                            8388                               9103
                                                                            7694                               8256
                                                                            7552                               8319
                                                                            6716                               7394
                                                                            7210                               7942
                                                                            7609                               8442
                                                                            7160                               8076
                                                                            6912                               7881
                                                                            6806                               7670
                                                                            6854                               7683
4/03                                                                        7419                               8359
                                                                            7907                               8899
                                                                            7974                               9010
                                                                            8041                               9144
                                                                            8204                               9286
                                                                            8079                               9196
                                                                            8539                               9759
                                                                            8673                               9891
                                                                            9155                              10501
                                                                            9222                              10685
                                                                            9338                              10914
                                                                            9242                              10819
4/04                                                                        9087                              10554
                                                                            9222                              10662
                                                                            9396                              10914
                                                                            9049                              10760
                                                                            9107                              10913
                                                                            9213                              11082
                                                                            9367                              11267
                                                                            9724                              11836
                                                                           10057                              12233
                                                                            9883                              12016
                                                                           10280                              12414
                                                                           10057                              12243
4/05                                                                        9951                              12024
                                                                           10125                              12314
                                                                           10202                              12448
                                                                           10561                              12809
                                                                           10541                              12753
                                                                           10706                              12932
                                                                           10444                              12603
                                                                           10774                              13018
                                                                           10813                              13096
                                                                           11222                              13604
                                                                           11359                              13687
                                                                           11485                              13873
4/06                                                                       11768                              14225
                                                                           11524                              13866
                                                                           11612                              13954
                                                                           11895                              14294
                                                                           12129                              14533
                                                                           12343                              14823
                                                                           12586                              15308
                                                                           12766                              15657
                                                                           13077                              16009
                                                                           13306                              16213
                                                                           13108                              15961
                                                                           13347                              16207
4/07                                                                       13877                              16806

    --- VALUE FUND                             --- RUSSELL 1000 VALUE INDEX
        $9,450  starting value                     $10,000 starting value
        $13,877 ending value                       $16,806 ending value

RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

           INCEPTION                       SINCE
             DATE      1 YEAR   5 YEAR   INCEPTION
-------------------------------------------------------
Value A#   4/30/2001   17.93%    9.31%     6.61%
-------------------------------------------------------
Value A##  4/30/2001   11.44%    8.08%     5.61%
-------------------------------------------------------
Value B#   4/30/2001   17.03%    8.53%     5.83%
-------------------------------------------------------
Value B##  4/30/2001   12.03%    8.24%     5.70%
-------------------------------------------------------
Value C#   4/30/2001   17.03%    8.51%     5.83%
-------------------------------------------------------
Value C##  4/30/2001   16.03%    8.51%     5.83%
-------------------------------------------------------
Value R3#  4/30/2001   18.13%    9.60%     6.93%
-------------------------------------------------------
Value R4#  4/30/2001   18.22%    9.62%     6.94%
-------------------------------------------------------
Value R5#  4/30/2001   18.40%    9.65%     6.97%
-------------------------------------------------------
Value Y#   4/30/2001   18.49%    9.67%     6.98%
-------------------------------------------------------

  # Without sales charge
 ## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class Y performance.
(2) Growth of a $10,000 investment in Classes B, C, R3, R4, R5 and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGER

JOHN R. RYAN, CFA
Senior Vice President, Managing Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Value Fund returned 10.25%, before sales charge, for the six-month period ended April 30, 2007, outperforming its benchmark, the Russell 1000 Value Index, which returned 9.79% for the same period. The Fund also outperformed the 9.17% return of the average fund in the Lipper Large Cap Value Funds peer group, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

During the period, U.S. equities posted strong positive returns. Continuing the trend of the last seven years, value-oriented stocks outperformed growth-oriented stocks, measured by the Russell 1000 Value Index (9.79%) versus the Russell 1000 Growth Index (8.42%). All ten broad industry sectors of the Fund's Russell 1000 Value Index benchmark posted positive returns, with Utilities (19.64%) and Materials (18.65%) leading the way. In a reversal of prior trends, large cap stocks outperformed small cap stocks but underperformed mid cap stocks. The Russell 2000 Small Cap Index returned (6.86%), compared to the S&P 500 Index return of (8.60%) and the S&P 400 Mid Cap Index return of (11.98%).

The primary driver of absolute (i.e. total return) and benchmark relative (i.e. performance of the Fund as measured against the benchmark) returns was strong positive stock selection. Stock selection was strongest within Consumer Staples, Health Care and Utilities. Sector allocation had little impact on performance. The top three absolute contributors to performance were Exxon Mobil (Energy), AT&T (Telecommunication Services) and Supervalu (Consumer Staples). Additionally, on a benchmark relative basis, National-Oilwell (Energy) and Tyson Foods (Consumer Staples) were significant contributors. Exxon Mobil's shares climbed due to high demand for energy and higher prices. AT&T's shares benefited from its much anticipated merger with BellSouth. Supervalu's shares rose following the completion of its acquisition of 1,100 stores from Albertson's. As a result of the acquisition, the market believes the company will be able to improve distribution and cut costs. National Oilwell's margins increased on strong revenue growth despite the pullback in oil prices. Tyson Foods' shares benefited from a better than expected quarter due to operational improvements in beef and significant company-wide cost savings. We owned these stocks at the end of the period.

The three largest detractors from benchmark relative returns were Motorola (Telecommunication Services), Gap (Consumer Discretionary) and Bank of America (Financials). Additionally, not owning strong performing Valero Energy (Energy) also detracted from relative performance. Motorola's shares fell on concerns about their product line as the RAZR phone matures and as competitors gain traction in the cell phone market. We eliminated our position in Motorola during the period. Retailer Gap

--------------------------------------------------------------------------------

underperformed as management continues to restructure both the Gap and Old Navy divisions. The company faced sluggish sales and negative traffic trends. Bank of America's shares weakened following management's report that net fee income was lower than expected, driven mainly by softness in credit cards. We held onto our positions in Gap and Bank of America at the end of the period.

WHAT IS THE OUTLOOK?

While global economic growth appears to be on track, there clearly has been a deceleration in the U.S. We continue to anticipate 2-3% domestic GDP growth, with global growth above of 3% and global profit growth in the single digits. Overall, the inflation picture is mixed, as the recovery in oil prices and increases in grain prices predict increased pressure on inflation and interest rates. The biggest negative in the economy is housing, which was overbuilt and clearly is correcting. However, we consider physical statistics such as freight volumes and airline passenger figures as more useful gauges of the overall health of the economy, and so far these measures point toward steady but slowing growth.

Recently, the market has punished caution and rewarded risk, but we may be entering a period where risk is more efficiently priced. We are positioned for continued global growth, but have taken cyclical exposure off the table on the margin by buying consumer staples companies and selling more economically sensitive names.

At the end of the period, relative to the Russell 1000 Value Index, the Fund was overweight (i.e. the Fund's sector position was greater than the benchmark position) Consumer Staples, Industrials, Information Technology and Energy and underweight (i.e. the Fund's sector position was less than the benchmark position) Financials, Consumer Discretionary, Utilities, Materials, Telecommunication Services and Health Care.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             5.4%
-------------------------------------------------------------------
Capital Goods                                               7.4
-------------------------------------------------------------------
Consumer Cyclical                                           8.5
-------------------------------------------------------------------
Consumer Staples                                            5.9
-------------------------------------------------------------------
Energy                                                     11.5
-------------------------------------------------------------------
Finance                                                    30.0
-------------------------------------------------------------------
Health Care                                                 6.9
-------------------------------------------------------------------
Services                                                    2.7
-------------------------------------------------------------------
Technology                                                 14.3
-------------------------------------------------------------------
Transportation                                              2.1
-------------------------------------------------------------------
Utilities                                                   4.0
-------------------------------------------------------------------
Short-Term Investments                                      7.7
-------------------------------------------------------------------
Other Assets & Liabilities                                 -6.4
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Value Opportunities Fund
(subadvised by Wellington Management Company, LLP)

INVESTMENT OBJECTIVE -- SEEKS SHORT- AND LONG-TERM
CAPITAL APPRECIATION.


PERFORMANCE OVERVIEW(1,3) 4/30/97 - 4/30/07
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                VALUE OPPORTUNITIES FUND    RUSSELL 3000 VALUE INDEX    RUSSELL 1000 VALUE INDEX
                                                ------------------------    ------------------------    ------------------------
4/30/97                                                    9450                       10000                       10000
                                                           9998                       10582                       10559
                                                          10245                       11044                       11012
                                                          10809                       11839                       11840
                                                          10431                       11476                       11418
                                                          10925                       12176                       12108
                                                          10616                       11837                       11770
                                                          11079                       12321                       12290
                                                          11284                       12686                       12649
                                                          11352                       12501                       12470
                                                          12013                       13335                       13310
                                                          12493                       14124                       14124
4/98                                                      12528                       14216                       14218
                                                          12245                       13977                       14007
                                                          12390                       14132                       14187
                                                          11944                       13806                       13937
                                                          10168                       11742                       11863
                                                          10563                       12415                       12543
                                                          11215                       13327                       13515
                                                          11858                       13927                       14145
                                                          12229                       14399                       14626
                                                          12400                       14479                       14743
                                                          12068                       14215                       14535
                                                          12381                       14479                       14836
4/99                                                      13237                       15829                       16221
                                                          12932                       15701                       16043
                                                          13446                       16165                       16509
                                                          13027                       15698                       16025
                                                          12619                       15117                       15431
                                                          12096                       14605                       14891
                                                          12628                       15363                       15749
                                                          12638                       15257                       15625
                                                          13310                       15356                       15701
                                                          12779                       14862                       15189
                                                          12054                       13893                       14060
                                                          13892                       15465                       15776
4/00                                                      13995                       15303                       15592
                                                          14178                       15438                       15756
                                                          13300                       14810                       15036
                                                          13576                       15016                       15225
                                                          14608                       15840                       16072
                                                          14230                       15970                       16219
                                                          15333                       16333                       16617
                                                          14796                       15744                       16001
                                                          15818                       16590                       16802
                                                          16571                       16681                       16867
                                                          16076                       16246                       16398
                                                          15245                       15694                       15818
4/01                                                      16391                       16461                       16594
                                                          16402                       16834                       16967
                                                          16256                       16534                       16591
                                                          15795                       16475                       16555
                                                          14942                       15856                       15892
                                                          13268                       14696                       14774
                                                          13470                       14604                       14646
                                                          14465                       15466                       15498
                                                          15187                       15872                       15863
                                                          14742                       15774                       15741
                                                          14633                       15804                       15766
                                                          15114                       16584                       16512
4/02                                                      14128                       16103                       15946
                                                          13792                       16134                       16026
                                                          12517                       15253                       15105
                                                          11435                       13772                       13701
                                                          11615                       13865                       13805
                                                          10221                       12361                       12270
                                                          11134                       13224                       13179
                                                          12024                       14073                       14009
                                                          11303                       13462                       13401
                                                          11026                       13132                       13076
                                                          10689                       12776                       12728
                                                          10677                       12805                       12749
4/03                                                      11928                       13938                       13871
                                                          12854                       14874                       14766
                                                          12998                       15065                       14951
                                                          13166                       15328                       15173
                                                          13732                       15592                       15410
                                                          13732                       15438                       15260
                                                          14609                       16406                       16193
                                                          15090                       16660                       16413
                                                          15920                       17654                       17425
                                                          16437                       17987                       17731
                                                          16750                       18370                       18111
                                                          16473                       18241                       17953
4/04                                                      16064                       17756                       17514
                                                          16209                       17939                       17693
                                                          16665                       18401                       18111
                                                          16088                       18092                       17855
                                                          16136                       18343                       18109
                                                          16449                       18663                       18390
                                                          16906                       18972                       18696
                                                          17832                       19992                       19641
                                                          18770                       20645                       20299
                                                          18217                       20241                       19938
                                                          18842                       20889                       20599
                                                          18553                       20590                       20317
4/05                                                      17892                       20163                       19953
                                                          18649                       20709                       20433
                                                          19034                       20994                       20657
                                                          19587                       21653                       21254
                                                          19527                       21522                       21162
                                                          19311                       21795                       21459
                                                          18710                       21242                       20914
                                                          19769                       21954                       21602
                                                          20179                       22059                       21731
                                                          20960                       23000                       22575
                                                          21010                       23128                       22712
                                                          21233                       23514                       23020
4/06                                                      21841                       24061                       23605
                                                          21146                       23418                       23009
                                                          20984                       23580                       23156
                                                          20798                       24069                       23719
                                                          21245                       24501                       24116
                                                          21729                       24967                       24596
                                                          22659                       25825                       25402
                                                          23443                       26428                       25981
                                                          23759                       26988                       26565
                                                          24304                       27338                       26904
                                                          24290                       26920                       26485
                                                          24467                       27328                       26894
4/07                                                      25353                       28272                       27888

    --- VALUE OPPORTUNITIES      --- RUSSELL 3000 VALUE       -- RUSSELL 1000 VALUE INDEX
        FUND                         INDEX                        $10,000 starting value
        $9,450  starting value       $10,000 starting value       $27,888 ending value
        $25,353 ending value         $28,272 ending value

RUSSELL 3000 VALUE INDEX is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 1000 VALUE INDEX is a market cap weighted measure of the performance of the 1,000 largest value-oriented companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Value is defined as companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

PORTFOLIO MANAGERS

DAVID R. FASSNACHT, CFA
Senior Vice President, Partner

JAMES N. MORDY
Senior Vice President, Partner

DAVID W. PALMER, CFA
Vice President

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 04/30/07)

               INCEPTION     1        5        10       SINCE
                 DATE       YEAR     YEAR     YEAR    INCEPTION
--------------------------------------------------------------------
Value Opp A#    1/2/1996   16.09%   12.40%   10.37%    11.29%
--------------------------------------------------------------------
Value Opp A##   1/2/1996    9.70%   11.14%    9.74%    10.74%
--------------------------------------------------------------------
Value Opp B#    1/2/1996   15.18%   11.59%    NA*       NA*
--------------------------------------------------------------------
Value Opp B##   1/2/1996   10.18%   11.33%    NA*       NA*
--------------------------------------------------------------------
Value Opp C#    1/2/1996   15.20%   11.61%    9.55%    10.48%
--------------------------------------------------------------------
Value Opp C##   1/2/1996   14.20%   11.61%    9.55%    10.48%
--------------------------------------------------------------------
Value Opp I#   2/19/2002   16.29%   12.44%     NA      11.99%
--------------------------------------------------------------------
Value Opp L#    1/2/1996   16.22%   12.46%   10.41%    11.33%
--------------------------------------------------------------------
Value Opp L##   1/2/1996   10.70%   11.37%    9.87%    10.85%
--------------------------------------------------------------------
Value Opp R3#  2/19/2002   15.99%   12.66%     NA      11.81%
--------------------------------------------------------------------
Value Opp R4#  2/19/2002   16.11%   12.68%     NA      11.83%
--------------------------------------------------------------------
Value Opp R5#  2/19/2002   16.24%   12.71%     NA      11.86%
--------------------------------------------------------------------
Value Opp Y#   2/19/2002   16.72%   12.80%     NA      11.95%
--------------------------------------------------------------------

  # Without sales charge
 ## With sales charge
 NA Not Applicable
  * 10 year and inception returns are not applicable for Classes
    B, H and M because after 8 years Class B converts to Class A and Classes H and M convert to Class L.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Classes A, B and C were offered beginning on February 19, 2002. Performance prior to that date is that of the fund's Classes L, M and N shares, respectively, which have lower operating expenses. Performance prior to February 19, 2002 would have been lower if Classes A, B and C shares expenses were applied during that period. Class I shares commenced operations on 8/31/06. Performance prior to 8/31/06 reflects Class A performance. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to 12/22/06 reflects Class Y performance.
(2) The initial investment in Classes A and L shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, I, L, R3, R4, R5 and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Class A shares of The Hartford Value Opportunities Fund returned 11.89%, before sales charge, for the six-month period ended April 30, 2007, outperforming its benchmark, the Russell 3000 Value Index, which returned 9.48% for the same period. The Fund also outperformed the 9.70% return of the average fund in the Lipper Multi Cap Value Funds peer group, a group of funds with investment strategies similar to those of the Fund.

WHY DID THE FUND PERFORM THIS WAY?

Improved investor sentiment regarding the global economy and moderating inflation concerns helped global equity returns during the period. In this environment, the Russell 3000 Index returned 8.90% during the period, with value stocks, as measured by the Russell 3000 Value Index, outperforming growth stocks, as measured by the Russell 3000 Growth Index, by a margin of 1.14%. Large caps outperformed small cap stocks, as indicated by the 8.60% return of the S&P 500 Index versus the 6.86% return of the Russell 2000 Index, but underperformed mid cap stocks, as measured by the 11.98% return of the S&P 400 Midcap Index. All ten broad sectors of the Russell 3000 Value Index posted positive returns, with Materials and Utilities leading the way.

Stock selection continued to be the primary driver of the Fund's relative (i.e. performance of the Fund as measured against the benchmark) performance, and was particularly strong in the Materials, Consumer Discretionary, Information Technology and Consumer Staples sectors. Sector allocation had limited impact on the Fund during the period. We benefited from our overweight (i.e. the Fund's sector position was greater than the benchmark position) position, relative to the benchmark, in Materials and our underweight (i.e. the Fund's sector position was less than the

--------------------------------------------------------------------------------

benchmark position) position in Financials but were hurt by an underweight in Utilities and overweight in Information Technology.

Our top contributors to both absolute (i.e. total return) and benchmark relative performance were Owens-Illinois (Materials), Goodrich (Industrials) and American Axle & Manufacturing (Consumer Discretionary). Packaging company Owens-Illinois' stock surged during the period, reacting to management's comments that it would begin to focus heavily on recovering pricing power, reducing financial leverage, and divesting its specialty plastics business. Goodrich's shares benefited as the company continued to deliver on the turnaround in its Airframes business and increased its cash flow guidance. American Axle's shares rose due to improved sentiment on auto parts as investors began to look out beyond difficult first half 2007 Big Three unit production comparisons. We continued to hold positions in all three of these stocks at the end of the period.

The Fund suffered a few stock disappointments during the period. The largest detractors from both absolute and benchmark relative performance were Industrial stocks US Airways and UAL, whose shares declined due to general weakness in airline stocks and the failed Delta takeover which dampened the industry's consolidation story. Financial stocks Capital One and Bank of America also disappointed during the period. Capital One's shares fell due to a decline in the company's core earnings which were hurt by higher than expected earnings dilution from the recent North Fork Bank purchase. Bank of America's shares lagged as the market worried that management would make an acquisition -- fears which were confirmed by Bank of America's April announcement of its proposed deal to buy La Salle Bank from ABN-Amro. We owned the four stocks at the end of the period.

WHAT IS THE OUTLOOK?

The anticipated moderation of U.S. economic growth in the first half of 2007 appears to have arrived, as predicted by the downturn in leading economic indicators for the G7 countries beginning in mid-2006. At the same time, leading indicators in the developing BRIC (Brazil, Russia, India and China) countries have been on the rise, encouraging a performance split in the stock market between those equities viewed as precariously exposed to a slowing U.S. consumer and those seen as beneficially exposed to voracious developing world expansion. Overall, we see US economic activity slowing, but not stalling, during the remainder of the year, resulting in moderate earnings growth for the market as a whole.

Against this backdrop, we have moved in a measured fashion to add to or initiate positions in certain names which we consider to have been overly punished by worries around consumer sentiment, inventory correction or housing market spillover. The Fund's overweight positions relative to the benchmark are in Information Technology, Consumer Discretionary (though we reduced some of the Consumer positions by selling into strength during the period), Industrials, Materials and Health Care.

Conversely, the Fund's largest underweight position relative to the benchmark continues to be in Financials, which we consider unattractive given above-average historical valuations, rising credit costs, and challenging top-line growth prospects. The Fund also maintains underweight positioning in sectors considered more stable, such as Utilities, Consumer Staples, Telecommunication Services and Energy as we feel investors' flight-to-safety, as well as the persistent leveraged buyout fund interest in leveraging stable cash flow models, has driven these stocks to unattractive valuations relative to their future growth opportunities.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2007

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             8.0%
-------------------------------------------------------------------
Capital Goods                                               6.4
-------------------------------------------------------------------
Consumer Cyclical                                           7.7
-------------------------------------------------------------------
Consumer Staples                                            3.3
-------------------------------------------------------------------
Energy                                                      9.2
-------------------------------------------------------------------
Finance                                                    27.2
-------------------------------------------------------------------
Health Care                                                 7.7
-------------------------------------------------------------------
Services                                                    6.8
-------------------------------------------------------------------
Technology                                                 19.1
-------------------------------------------------------------------
Transportation                                              2.4
-------------------------------------------------------------------
Short-Term Investments                                      6.7
-------------------------------------------------------------------
Other Assets & Liabilities                                 -4.5
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

 THE HARTFORD ADVISERS FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                                          VALUE (W)
------------                                                       ----------
COMMON STOCK -- 67.2%
               BASIC MATERIALS -- 3.7%
         385   Alcoa, Inc. ......................................  $   13,678
         141   Arcelor Mittal (G)................................       7,506
         166   Cameco Corp. .....................................       7,748
         205   Companhia Vale do Rio Doce ADR....................       8,309
         184   Freeport-McMoRan Copper & Gold, Inc. .............      12,371
         175   Newmont Mining Corp. .............................       7,302
         210   SXR Uranium One, Inc. (D).........................       3,151
                                                                   ----------
                                                                       60,065
                                                                   ----------
               CAPITAL GOODS -- 1.6%
          30   American Standard Cos., Inc. .....................       1,652
         165   Caterpillar, Inc. ................................      11,968
         112   Deere & Co. ......................................      12,242
                                                                   ----------
                                                                       25,862
                                                                   ----------
               CONSUMER CYCLICAL -- 4.5%
         175   Best Buy Co., Inc. ...............................       8,173
         446   Circuit City Stores, Inc. (G).....................       7,784
         508   D.R. Horton, Inc. ................................      11,276
         173   Home Depot, Inc. .................................       6,563
         510   Lowe's Cos., Inc. ................................      15,570
         211   Supervalu, Inc. ..................................       9,676
         311   Wal-Mart Stores, Inc. ............................      14,918
                                                                   ----------
                                                                       73,960
                                                                   ----------
               CONSUMER STAPLES -- 4.8%
         131   Bunge Ltd. Finance Corp. .........................       9,917
           2   Japan Tobacco, Inc. (A)...........................       9,344
         343   Kraft Foods, Inc. ................................      11,487
         286   PepsiCo, Inc. ....................................      18,869
         439   Procter & Gamble Co. .............................      28,251
                                                                   ----------
                                                                       77,868
                                                                   ----------
               ENERGY -- 5.0%
          88   CNOOC Ltd. ADR (G)................................       7,504
          78   ConocoPhillips Holding Co. .......................       5,395
         239   EnCana Corp. .....................................      12,541
         181   Exxon Mobil Corp. ................................      14,352
         406   Halliburton Co. ..................................      12,903
         235   OAO Gazprom ADR (K)...............................       9,353
         263   Occidental Petroleum Corp. .......................      13,329
         110   XTO Energy, Inc. .................................       5,949
                                                                   ----------
                                                                       81,326
                                                                   ----------
               FINANCE -- 15.7%
       1,017   Akbank T.A.S (A)(G)...............................       7,320
         380   American International Group, Inc. ...............      26,599
         966   Amvescap plc (A)..................................      11,334
         440   Bank of America Corp. ............................      22,374
         196   Bank of New York Co., Inc. .......................       7,934
         342   Capital One Financial Corp. ......................      25,389
         484   Citigroup, Inc. ..................................      25,937
         151   Commerce Bancorp, Inc. (G)........................       5,033
         355   Countrywide Financial Corp. ......................      13,178
         451   E*Trade Financial Corp. (D).......................       9,967
          75   Goldman Sachs Group, Inc. ........................      16,439

                                                                     MARKET
   SHARES                                                          VALUE (W)
------------                                                       ----------
               FINANCE -- (CONTINUED)
         242   ING Groep N.V. ADR................................  $   11,024
           1   Mitsubishi UFJ Financial Group, Inc. (A)..........       5,711
         215   State Street Corp. ...............................      14,821
         287   UBS AG............................................      18,622
         368   UnitedHealth Group, Inc. .........................      19,542
         665   Western Union Co. ................................      14,002
                                                                   ----------
                                                                      255,226
                                                                   ----------
               HEALTH CARE -- 7.0%
         179   Abbott Laboratories #.............................      10,118
         100   AstraZeneca plc (A)...............................       5,438
         688   Boston Scientific Corp. (D).......................      10,618
         346   Bristol-Myers Squibb Co. .........................       9,988
         860   Elan Corp. plc ADR (D)............................      11,938
         354   Eli Lilly & Co. ..................................      20,914
          90   Merck & Co., Inc. ................................       4,619
         343   Sanofi-Aventis S.A. ADR...........................      15,739
         370   Schering-Plough Corp. ............................      11,734
         364   Shionogi & Co., Ltd. (A)(G).......................       7,094
         114   Wyeth.............................................       6,327
                                                                   ----------
                                                                      114,527
                                                                   ----------
               SERVICES -- 5.6%
         220   Accenture Ltd. Class A............................       8,590
         298   KBR, Inc. (D).....................................       6,162
         109   Monster Worldwide, Inc. (D).......................       4,592
         742   Time Warner, Inc. ................................      15,299
         351   United Parcel Service, Inc. Class B...............      24,700
         232   Viacom, Inc. Class B (D)..........................       9,551
         296   Waste Management, Inc. ...........................      11,088
         903   XM Satellite Radio Holdings, Inc. Class A
                 (D)(G)..........................................      10,569
                                                                   ----------
                                                                       90,551
                                                                   ----------
               TECHNOLOGY -- 18.9%
         117   Activision, Inc. (D)(G)...........................       2,334
         182   Apple, Inc. (D)...................................      18,204
         714   AT&T, Inc. .......................................      27,643
         916   Cisco Systems, Inc. (D)...........................      24,491
         480   Corning, Inc. (D).................................      11,378
       1,176   EMC Corp. (D).....................................      17,855
         639   Flextronics International Ltd. (D)(G).............       7,126
       1,511   General Electric Co. #............................      55,688
          39   Google, Inc. (D)..................................      18,242
         329   Maxim Integrated Products, Inc. ..................      10,436
         374   Medtronic, Inc. ..................................      19,806
          79   NII Holdings, Inc. Class B (D)....................       6,048
         708   Oracle Corp. (D)..................................      13,305
          65   Research In Motion Ltd. (D).......................       8,526
           9   Samsung Electronics Co., Ltd. (A).................       5,392
         227   Sharp Corp. (A)...................................       4,166
         911   Sprint Nextel Corp. ..............................      18,241
         428   Texas Instruments, Inc. ..........................      14,717
         117   Whirlpool Corp. ..................................      12,406
         416   Yahoo!, Inc. (D)..................................      11,676
                                                                   ----------
                                                                      307,680
                                                                   ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                                          VALUE (W)
------------                                                       ----------
COMMON STOCK -- (CONTINUED)
               UTILITIES -- 0.4%
          47   E.On AG (A)(G)....................................  $    7,029
                                                                   ----------
               Total common stock
                 (cost $1,013,760)...............................  $1,094,094
                                                                   ----------
 PRINCIPAL
   AMOUNT
------------
MUNICIPAL BONDS -- 0.2%
               GENERAL OBLIGATIONS -- 0.2%
$      2,000   Oregon School Boards Association, Taxable Pension,
                 4.76%, 06/30/2028...............................  $    1,852
       2,050   State of Illinois, Taxable Pension,
                 5.10%, 06/01/2033...............................       1,963
                                                                   ----------
               Total municipal bonds
                 (cost $4,028)...................................  $    3,815
                                                                   ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 5.8%
               FINANCE -- 5.8%
       5,000   Advanta Business Card Master Trust,
                 5.30%, 05/21/2012...............................  $    5,033
       1,380   Banc of America Commercial Mortgage, Inc.,
                 5.18%, 09/10/2047 (L)...........................       1,374
       1,360   Banc of America Commercial Mortgage, Inc.,
                 5.45%, 01/15/2049...............................       1,364
       1,755   Bear Stearns Commercial Mortgage Securities, Inc.,
                 5.16%, 10/12/2042 (L)...........................       1,743
         730   Bear Stearns Commercial Mortgage Securities, Inc.,
                 5.47%, 04/12/2038 (L)...........................         742
         655   Centex Home Equity,
                 4.72%, 10/25/2031...............................         651
       2,750   Citigroup/Deutsche Bank Commercial Mortgage Trust,
                 5.23%, 07/15/2044 (L)...........................       2,748
       2,750   Commercial Mortgage Pass-Through Certificates,
                 5.12%, 06/10/2044...............................       2,712
      10,000   Connecticut RRB Special Purpose Trust CL&P,
                 6.21%, 12/30/2011...............................      10,312
         779   Countrywide Home Loans, Inc.,
                 5.27%, 11/25/2035 (L)...........................         778
       1,505   Credit Suisse Mortgage Capital Certificates,
                 5.47%, 09/15/2039...............................       1,512
       2,730   Credit Suisse Mortgage Capital Certificates,
                 5.56%, 02/15/2039 (L)...........................       2,765

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
               FINANCE -- (CONTINUED)
$      3,000   Goldman Sachs Mortgage Securities Corp. II,
                 4.75%, 07/10/2039...............................  $    2,893
       2,750   Greenwich Capital Commercial Funding Corp.,
                 5.22%, 04/10/2037 (L)...........................       2,732
       1,205   Greenwich Capital Commercial Funding Corp.,
                 5.44%, 03/10/2039 (L)...........................       1,210
       1,850   Household Automotive Trust,
                 5.28%, 09/17/2011...............................       1,857
       1,895   JP Morgan Chase Commercial Mortgage Security
                 Corp.,
                 5.35%, 12/15/2044 (L)...........................       1,889
       3,000   JP Morgan Chase Commercial Mortgage Security
                 Corp.,
                 5.44%, 06/12/2047 (L)...........................       3,005
       3,050   JP Morgan Chase Commercial Mortgage Security
                 Corp.,
                 5.48%, 12/12/2044...............................       3,072
         467   Marriott Vacation Club Owner Trust,
                 5.36%, 10/20/2028 (I)...........................         465
       2,750   Merrill Lynch Mortgage Trust,
                 5.05%, 07/12/2038...............................       2,697
       2,875   Morgan Stanley Capital I,
                 5.23%, 09/15/2042...............................       2,853
       1,330   Morgan Stanley Capital I,
                 5.45%, 02/12/2044 (L)...........................       1,333
         600   Morgan Stanley Capital Investments,
                 5.51%, 11/12/2049 (L)...........................         606
       5,000   Nissan Auto Lease Trust,
                 5.10%, 07/16/2012...............................       5,004
      10,000   Peco Energy Transition Trust,
                 6.13%, 03/01/2009...............................      10,058
      10,000   PSE&G Transition Funding LLC,
                 6.61%, 06/15/2015...............................      10,712
       1,971   Residential Accredit Loans, Inc.,
                 5.26%, 02/25/2035 (L)...........................       1,967
       2,575   Susquehanna Auto Lease Trust,
                 5.21%, 03/16/2009 (I)...........................       2,565
       3,000   Wachovia Bank Commercial Mortgage Trust,
                 5.12%, 07/15/2042...............................       2,959
       1,916   Wells Fargo Mortgage Backed Securities Trust,
                 4.54%, 03/25/2035 (L)...........................       1,891
       2,634   Wells Fargo Mortgage Backed Securities Trust,
                 5.53%, 04/25/2036 (L)...........................       2,645
                                                                   ----------
               Total asset & commercial
                 mortgage backed securities
                 (cost $94,218)..................................  $   94,147
                                                                   ----------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD ADVISERS FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- 11.3%
               CONSUMER CYCLICAL -- 0.7%
$      1,900   DaimlerChrysler NA Holdings Corp.,
                 5.88%, 03/15/2011...............................  $    1,935
       1,975   DaimlerChrysler NA Holdings Corp.,
                 6.50%, 11/15/2013...............................       2,079
       1,000   DaimlerChrysler NA Holdings Corp.,
                 8.50%, 01/18/2031...............................       1,260
         714   Federated Retail Holdings, Inc.,
                 5.90%, 12/01/2016...............................         718
       2,000   Target Corp.,
                 5.88%, 11/01/2008...............................       2,020
       3,000   Wal-Mart Stores, Inc.,
                 6.88%, 08/10/2009...............................       3,116
                                                                   ----------
                                                                       11,128
                                                                   ----------
               CONSUMER STAPLES -- 1.1%
       2,000   Archer Daniels Midland Co.,
                 8.13%, 06/01/2012...............................       2,247
       4,000   Coca-Cola Enterprises, Inc.,
                 5.75%, 11/01/2008...............................       4,039
       2,000   Colgate-Palmolive Co.,
                 5.58%, 11/06/2008...............................       2,016
       2,025   Diageo Capital plc,
                 4.38%, 05/03/2010...............................       1,986
       3,000   PepsiAmericas, Inc.,
                 6.38%, 05/01/2009...............................       3,068
       3,099   Procter & Gamble Co.,
                 9.36%, 01/01/2021...............................       3,868
         800   Weyerhaeuser Co.,
                 7.38%, 03/15/2032...............................         846
                                                                   ----------
                                                                       18,070
                                                                   ----------
               ENERGY -- 0.2%
       4,000   National Fuel Gas Co.,
                 6.00%, 03/01/2009...............................       4,044
                                                                   ----------
               FINANCE -- 5.9%
       3,675   Ace INA Holdings, Inc.,
                 5.88%, 06/15/2014...............................       3,760
       1,600   AMBAC Financial Group, Inc.,
                 5.95%, 12/05/2035...............................       1,580
       4,000   AXA Financial, Inc.,
                 7.00%, 04/01/2028...............................       4,473
       3,000   Bank of America Corp.,
                 5.42%, 03/15/2017 (I)...........................       2,984
       1,475   Bank of America Corp.,
                 5.88%, 02/15/2009...............................       1,496
       1,010   BB&T Corp.,
                 4.90%, 06/30/2017...............................         962
       2,350   Berkshire Hathaway Finance Corp.,
                 4.85%, 01/15/2015...............................       2,286
         750   Brandywine Operating Partnership,
                 5.70%, 05/01/2017...............................         749
       1,000   Brandywine Operating Partnership,
                 6.00%, 04/01/2016...............................       1,023
         750   Capital One Bank,
                 6.50%, 06/13/2013...............................         785

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
               FINANCE -- (CONTINUED)
$      1,000   Capital One Capital IV,
                 6.75%, 02/17/2037...............................  $      976
         870   Capital One Financial Corp.,
                 5.70%, 09/15/2011...............................         878
         750   Citigroup, Inc.,
                 3.63%, 02/09/2009...............................         733
       1,600   Citigroup, Inc.,
                 6.00%, 10/31/2033...............................       1,619
         500   Citigroup, Inc.,
                 6.50%, 01/18/2011...............................         524
       1,980   Credit Suisse First Boston USA, Inc.,
                 4.88%, 01/15/2015...............................       1,933
       1,500   Developers Diversified Realty Corp.,
                 5.38%, 10/15/2012...............................       1,500
       2,725   ERAC USA Finance Co.,
                 7.35%, 06/15/2008 (I)...........................       2,769
         885   Everest Reinsurance Holdings, Inc.,
                 5.40%, 10/15/2014...............................         875
       1,500   Genworth Financial, Inc.,
                 6.15%, 11/15/2066...............................       1,484
       1,200   Goldman Sachs Group, Inc.,
                 5.63%, 01/15/2017...............................       1,195
       2,035   Health Care Properties,
                 6.00%, 01/30/2017...............................       2,042
       2,600   HSBC Bank USA,
                 3.88%, 09/15/2009...............................       2,530
       2,200   International Lease Finance Corp.,
                 5.00%, 09/15/2012...............................       2,183
       2,000   Jackson National Life Insurance Co.,
                 8.15%, 03/15/2027 (I)...........................       2,470
       1,655   John Deere Capital Corp.,
                 4.88%, 10/15/2010 (G)...........................       1,645
       2,795   JP Morgan Chase & Co.,
                 5.13%, 09/15/2014...............................       2,764
         250   KeyCorp Capital II,
                 6.88%, 03/17/2029...............................         262
       1,550   Kimco Realty Corp.,
                 5.78%, 03/15/2016...............................       1,578
       2,335   Liberty Mutual Group, Inc.,
                 5.75%, 03/15/2014 (I)...........................       2,333
       1,000   MBIA, Inc.,
                 7.00%, 12/15/2025...............................       1,080
       3,650   Metlife, Inc.,
                 6.38%, 06/15/2034...............................       3,855
       2,650   Morgan Stanley,
                 5.38%, 10/15/2015...............................       2,618
       1,200   Morgan Stanley,
                 5.45%, 01/09/2017...............................       1,186
         125   National City Corp.,
                 6.88%, 05/15/2019...............................         139
       3,100   New England Mutual Life Insurance Co.,
                 7.88%, 02/15/2024 (I)...........................       3,737
       1,500   Prologis Trust,
                 5.63%, 11/15/2016...............................       1,514
       2,000   Prudential Funding LLC,
                 6.75%, 09/15/2023 (I)...........................       2,146

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
               FINANCE -- (CONTINUED)
$        250   Republic New York Capital I,
                 7.75%, 11/15/2026...............................  $      260
         500   Santander Central Hispano Issuances Ltd.,
                 7.63%, 11/03/2009...............................         529
       3,100   Simon Property Group L.P.,
                 6.10%, 05/01/2016...............................       3,233
       1,500   Sovereign Capital Trust IV,
                 7.91%, 06/13/2036...............................       1,672
       3,000   Torchmark Corp.,
                 8.25%, 08/15/2009...............................       3,184
       1,000   Toyota Motor Credit Corp.,
                 5.50%, 12/15/2008...............................       1,004
       3,100   U.S. Bank NA,
                 4.95%, 10/30/2014...............................       3,033
       1,000   UnitedHealth Group, Inc.,
                 5.00%, 08/15/2014...............................         980
       3,000   Wachovia Corp.,
                 5.63%, 12/15/2008...............................       3,026
       4,000   Wells Fargo Bank NA,
                 6.45%, 02/01/2011...............................       4,189
         580   Willis North America, Inc.,
                 5.63%, 07/15/2015...............................         561
         580   Willis North America, Inc.,
                 6.20%, 03/28/2017...............................         582
       4,165   XL Capital Europe plc,
                 6.50%, 01/15/2012...............................       4,353
                                                                   ----------
                                                                       95,272
                                                                   ----------
               HEALTH CARE -- 0.3%
       1,250   Becton, Dickinson & Co.,
                 6.70%, 08/01/2028 #.............................       1,368
       1,550   CVS Corp.,
                 6.13%, 08/15/2016...............................       1,607
       2,500   Wyeth,
                 6.95%, 03/15/2011...............................       2,659
                                                                   ----------
                                                                        5,634
                                                                   ----------
               SERVICES -- 0.9%
       2,000   COX Communications, Inc.,
                 5.45%, 12/15/2014...............................       1,979
       4,000   FedEx Corp.,
                 3.50%, 04/01/2009...............................       3,879
       1,570   Harrah's Operating Co., Inc.,
                 6.50%, 06/01/2016...............................       1,401
       2,100   News America, Inc.,
                 6.40%, 12/15/2035...............................       2,116
       1,105   Time Warner, Inc.,
                 5.50%, 11/15/2011...............................       1,114
       3,040   Viacom, Inc.,
                 6.88%, 04/30/2036...............................       3,079
         615   Wyndham Worldwide,
                 6.00%, 12/01/2016 (I)...........................         610
                                                                   ----------
                                                                       14,178
                                                                   ----------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
               TECHNOLOGY -- 1.6%
$        575   AT&T, Inc.,
                 6.80%, 05/15/2036 (G)...........................  $      624
       1,130   Bellsouth Corp.,
                 6.55%, 06/15/2034...............................       1,178
         250   Bellsouth Telecommunications,
                 7.00%, 12/01/2095...............................         260
       4,000   Comcast Cable Communications, Inc.,
                 6.88%, 06/15/2009...............................       4,136
         500   Comcast Cable Communications, Inc.,
                 8.50%, 05/01/2027...............................         617
       1,800   Deutsche Telekom International Finance B.V.,
                 8.25%, 06/15/2030...............................       2,259
       3,425   General Electric Co.,
                 5.00%, 02/01/2013...............................       3,400
       1,250   Hewlett-Packard Co.,
                 5.25%, 03/01/2012...............................       1,258
       1,830   SBC Communications,
                 6.45%, 06/15/2034...............................       1,898
       2,900   Siemens Finance,
                 5.75%, 10/17/2016 (I)...........................       2,942
       3,100   Telecom Italia Capital,
                 5.25%, 10/01/2015...............................       2,980
         830   Time Warner Cable Inc.,
                 5.85%, 05/01/2017 (I)...........................         835
       2,600   Verizon Communications, Inc.,
                 5.55%, 02/15/2016...............................       2,607
         250   Verizon Global Funding Corp.,
                 7.25%, 12/01/2010...............................         267
         250   Verizon Global Funding Corp.,
                 7.75%, 12/01/2030...............................         293
                                                                   ----------
                                                                       25,554
                                                                   ----------
               TRANSPORTATION -- 0.2%
         755   Continental Airlines, Inc.,
                 5.98%, 04/19/2022...............................         751
       1,750   Southwest Airlines Co.,
                 5.75%, 12/15/2016...............................       1,708
                                                                   ----------
                                                                        2,459
                                                                   ----------
               UTILITIES -- 0.4%
         500   Alabama Power Co.,
                 7.13%, 10/01/2007...............................         504
         955   Consolidated Edison Co. of NY,
                 5.30%, 12/01/2016...............................         949
       1,500   Midamerican Energy Holdings Co.,
                 6.13%, 04/01/2036...............................       1,525
       1,150   Northern Border Pipeline Co.,
                 7.75%, 09/01/2009...............................       1,212
       1,750   Southern Cal Edison Co.,
                 5.55%, 01/15/2037...............................       1,697

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD ADVISERS FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
               UTILITIES -- (CONTINUED)
v$       695   Taqa Abu Dhabi National,
                 5.88%, 10/27/2016 (I)...........................  $      702
         250   TransCanada Pipelines Ltd.,
                 6.49%, 01/21/2009...............................         255
                                                                   ----------
                                                                        6,844
                                                                   ----------
               Total corporate bonds: investment grade
                 (cost $180,259).................................  $  183,183
                                                                   ----------
U.S. GOVERNMENT SECURITIES -- 7.5%
               FEDERAL HOME LOAN BANK -- 0.8%
      12,225   4.88% 2011 (G)....................................  $   12,251
                                                                   ----------
               FINANCING CORPORATION -- 1.0%
       3,676   4.40% 2013 (M)....................................       2,672
      10,000   9.80% 2018........................................      13,973
                                                                   ----------
                                                                       16,645
                                                                   ----------
               U.S. TREASURY SECURITIES -- 5.7%
      14,300   2.63% 2009 (G)....................................      13,799
      21,725   3.50% 2010 (G)....................................      21,138
      18,750   3.50% 2011 (O)(G).................................      23,143
      17,350   3.88% 2010 (G)....................................      17,034
      10,800   5.38% 2031 (G)....................................      11,568
       5,775   6.25% 2023 (G)....................................       6,659
                                                                   ----------
                                                                       93,341
                                                                   ----------
               Total U.S. government securities
                 (cost $119,912).................................  $  122,237
                                                                   ----------
U.S. GOVERNMENT AGENCIES -- 1.7%
               FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.8%
       2,167   2.50% 2013........................................  $    2,125
      11,436   6.50% 2036........................................      11,681
                                                                   ----------
                                                                       13,806
                                                                   ----------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.3%
         123   5.00% 2036........................................         119
       4,520   5.50% 2037 (Q)....................................       4,469
         432   6.50% 2036........................................         441
                                                                   ----------
                                                                        5,029
                                                                   ----------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.6%
         691   5.50% 2036........................................         687
       3,156   6.00% 2023 -- 2034................................       3,209
       2,351   6.50% 2026 -- 2035................................       2,429
       2,442   7.00% 2031 -- 2033................................       2,563
         519   8.00% 2029 -- 2031................................         552
          40   9.00% 2023........................................          43
                                                                   ----------
                                                                        9,483
                                                                   ----------
               Total U.S. government agencies
                 (cost $27,981)..................................  $   28,318
                                                                   ----------
               Total long-term investments
                 (cost $1,440,158)...............................  $1,525,794
                                                                   ----------

 PRINCIPAL                                                           MARKET
   AMOUNT                                                          VALUE (W)
------------                                                       ----------
SHORT-TERM INVESTMENTS -- 14.3%
               OTHER FEDERAL OBLIGATIONS -- 1.5%
$     10,000   Federal Home Loan Bank,
                 5.14%, 05/10/2007 (M)...........................  $    9,986
      14,900   Federal Home Loan Bank,
                 5.17%, 05/02/2007 (M)...........................      14,898
                                                                   ----------
                                                                       24,884
                                                                   ----------
               REPURCHASE AGREEMENTS -- 3.4%
      18,133   Banc of America Securities TriParty Joint
                 Repurchase Agreement,
                 5.24%, 05/01/2007...............................      18,133
       6,716   BNP Paribas Securities Corp. TriParty Joint
                 Repurchase Agreement,
                 5.23%, 05/01/2007...............................       6,716
         211   Deutsche Bank Securities Joint Repurchase
                 Agreement,
                 5.10%, 05/01/2007...............................         211
       8,999   Deutsche Bank Securities TriParty Joint Repurchase
                 Agreement,
                 5.24%, 05/01/2007...............................       8,999
      20,551   UBS Securities, Inc. TriParty Joint Repurchase
                 Agreement,
                 5.24%, 05/01/2007...............................      20,551
                                                                   ----------
                                                                       54,610
                                                                   ----------
   SHARES
------------
               SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
               LENDING -- 9.4%
               CASH COLLATERAL REINVESTMENT FUND:
     153,701   Navigator Prime Portfolio.........................     153,701
                                                                   ----------
               Total short-term investments
                 (cost $233,195).................................  $  233,195
                                                                   ----------
               Total investments in securities
                 (cost $1,673,353) (C)...........................  $1,758,989
                                                                   ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 12.31% of total net assets at April 30, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2007, was $62,828, which represents 3.86% of total net assets.

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $1,683,685 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $108,457
      Unrealized depreciation........................   (33,153)
                                                       --------
      Net unrealized appreciation....................  $ 75,304
                                                       ========

  (D)Currently non-income producing.

  (G)Security is partially on loan at April 30, 2007.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

    # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

  (I) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2007, was $24,558, which represents 1.51% of total net assets.

  (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At April 30, 2007, the market value of these securities amounted to $9,353 or 0.57% of total net assets.

  (L) Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2007.

  (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
  (O) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

  (Q) The cost of securities purchased on a when-issued or delayed delivery basis at April 30, 2007 was $4,459.

  (W) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2007

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
            DESCRIPTION                     TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
            -----------                     -----------         ------         --------         ----------         --------------
British Pound                                  Buy              $3,281          $3,269          05/01/2007              $12
British Pound                                  Buy               1,197           1,194          05/02/2007                3
                                                                                                                        ---
                                                                                                                        $15
                                                                                                                        ===

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD BALANCED ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 AFFILIATED INVESTMENT COMPANIES -- 99.8%
EQUITY FUNDS -- 59.6%
   3,639    Hartford Capital Appreciation Fund, Class Y.......  $152,573
   2,706    Hartford Disciplined Equity Fund, Class Y.........    40,077
   3,918    Hartford Equity Income Fund, Class Y..............    57,908
   1,754    Hartford Global Leaders Fund, Class Y.............    36,893
   1,899    Hartford International Opportunities Fund, Class
              Y...............................................    35,010
   2,125    Hartford International Small Company Fund, Class
              Y...............................................    35,705
   1,743    Hartford Select SmallCap Value Fund, Class Y......    20,635
   1,755    Hartford Small Company Fund, Class Y..............    41,650
   7,083    Hartford Value Fund, Class Y......................    94,198
                                                                --------
            Total equity funds
              (cost $464,915).................................  $514,648
                                                                --------
FIXED INCOME FUNDS -- 40.2%
   5,132    Hartford Floating Rate Fund, Class Y..............  $ 52,035
  10,627    Hartford Income Fund, Class Y.....................   110,419
   5,187    Hartford Inflation Plus Fund, Class Y.............    54,777
   5,548    Hartford Short Duration Fund, Class Y.............    54,874
   7,028    Hartford Total Return Bond Fund, Class Y..........    75,695
                                                                --------
            Total fixed income funds
              (cost $347,740).................................  $347,800
                                                                --------
            Total investments in affiliated investment
              companies
              (cost $812,655) (C).............................  $862,449
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $812,702 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $50,517
      Unrealized depreciation.........................     (770)
                                                        -------
      Net unrealized appreciation.....................  $49,747
                                                        =======

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD BALANCED INCOME FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
  SHARES                                                         VALUE (W)
----------                                                       ---------
COMMON STOCK -- 46.5%
             BASIC MATERIALS -- 4.2%
         2   Air Products and Chemicals, Inc. .................   $   138
         6   Dow Chemical Co. .................................       268
         5   E.I. DuPont de Nemours & Co. .....................       246
         1   International Paper Co. ..........................        26
         4   Kimberly-Clark Corp. .............................       299
         5   Packaging Corp. of America........................       116
         2   PPG Industries, Inc. .............................       110
                                                                  -------
                                                                    1,203
                                                                  -------
             CAPITAL GOODS -- 1.1%
         6   Pitney Bowes, Inc. ...............................       302
                                                                  -------
             CONSUMER CYCLICAL -- 1.4%
         6   Altria Group, Inc. ...............................       400
                                                                  -------
             CONSUMER STAPLES -- 2.8%
         1   Campbell Soup Co. ................................        55
         2   Diageo plc ADR....................................       143
         3   General Mills, Inc. ..............................       150
         5   Kellogg Co. ......................................       286
         4   Kraft Foods, Inc. ................................       138
                                                                  -------
                                                                      772
                                                                  -------
             ENERGY -- 6.7%
         8   Chevron Corp. ....................................       653
         8   ConocoPhillips Holding Co. .......................       548
         6   Exxon Mobil Corp. ................................       500
         2   Royal Dutch Shell plc.............................       153
                                                                  -------
                                                                    1,854
                                                                  -------
             FINANCE -- 13.8%
         2   Allstate Corp. ...................................       125
        12   Bank of America Corp. ............................       590
         3   Bank of New York Co., Inc. .......................       121
         3   Chubb Corp. ......................................       172
        10   Citigroup, Inc. ..................................       552
         9   Host Hotels & Resorts, Inc. ......................       241
         7   JP Morgan Chase & Co. ............................       359
         3   Lloyd's TSB Group plc ADR.........................       140
         6   PNC Financial Services Group, Inc. ...............       422
         1   SunTrust Banks, Inc. .............................        93
         5   UBS AG............................................       331
        13   US Bancorp........................................       436
         2   Wachovia Corp. ...................................       123
         4   Wells Fargo & Co. ................................       126
                                                                  -------
                                                                    3,831
                                                                  -------
             HEALTH CARE -- 3.0%
         3   Abbott Laboratories...............................       164
         6   Bristol-Myers Squibb Co. .........................       173
         2   Eli Lilly & Co. ..................................       124
         1   GlaxoSmithKline plc ADR...........................        46
         6   Wyeth.............................................       317
                                                                  -------
                                                                      824
                                                                  -------

                                                                  MARKET
  SHARES                                                         VALUE (W)
----------                                                       ---------
             SERVICES -- 1.1%
         4   R.R. Donnelley & Sons Co. ........................   $   173
         3   Waste Management, Inc. ...........................       127
                                                                  -------
                                                                      300
                                                                  -------
             TECHNOLOGY -- 6.8%
        17   AT&T, Inc. .......................................       641
         6   Chunghwa Telecom Co., Ltd. ADR....................       121
        15   General Electric Co. .............................       568
         5   Nokia Corp. (D)...................................       131
        12   Verizon Communications, Inc. .....................       439
                                                                  -------
                                                                    1,900
                                                                  -------
             UTILITIES -- 5.6%
         3   American Electric Power Co., Inc. ................       136
         3   Consolidated Edison, Inc. ........................       133
         1   Dominion Resources, Inc. .........................        55
         1   Entergy Corp. ....................................       102
         3   Exelon Corp. .....................................       234
        10   FPL Group, Inc. ..................................       644
         1   PPL Corp. ........................................        52
         1   SCANA Corp. ......................................        61
         4   Southern Co. .....................................       141
                                                                  -------
                                                                    1,558
                                                                  -------
             Total common stock
               (cost $11,901)..................................   $12,944
                                                                  -------
PRINCIPAL
  AMOUNT
----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 5.0%
             FINANCE -- 4.9%
$       85   Banc of America Commercial Mortgage, Inc.,
               5.45%, 01/15/2049...............................   $    85
       100   Bear Stearns Commercial Mortgage Securities, Inc.,
               4.68%, 08/13/2039...............................        97
        53   BMW Vehicle Owner Trust,
               3.32%, 02/25/2009...............................        53
       100   Carmax Auto Owner Trust,
               4.34%, 09/15/2010...............................        99
        95   Chase Commercial Mortgage Securities Corp.,
               6.39%, 11/18/2030...............................        96
       100   Commercial Mortgage Pass-Through Certificates,
               5.77%, 06/10/2046 (L)...........................       103
        70   Honda Auto Receivables Owner Trust,
               5.25%, 08/18/2009...............................        70
       100   Long Beach Auto Receivables Trust,
               5.03%, 01/15/2014...............................       100
       100   Merrill Lynch Mortgage Trust,
               5.62%, 05/12/2039 (L)...........................       102
       100   Morgan Stanley Capital I,
               5.23%, 09/15/2042...............................        99

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD BALANCED INCOME FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
             FINANCE -- (CONTINUED)
$       85   Morgan Stanley Capital I,
               5.45%, 02/12/2044 (L)...........................   $    85
       100   Nissan Auto Lease Trust,
               5.10%, 07/16/2012...............................       100
        75   Peco Energy Transition Trust,
               6.52%, 12/31/2010...............................        78
       100   Providian Gateway Master Trust,
               3.65%, 11/15/2011 (I)...........................        99
       100   PSE&G Transition Funding LLC,
               6.45%, 03/15/2013...............................       104
                                                                  -------
                                                                    1,370
                                                                  -------
             HEALTH CARE -- 0.1 %
        20   CVS Lease Pass Through Trust,
               6.04%, 12/10/2028 (I)...........................        20
                                                                  -------
             Total asset & commercial
               mortgage backed securities
               (cost $1,386)...................................   $ 1,390
                                                                  -------
CORPORATE BONDS: INVESTMENT GRADE -- 31.3%
             BASIC MATERIALS -- 0.7%
        30   Agrium, Inc.,
               7.13%, 05/23/2036...............................   $    32
        25   Cytec Industries, Inc.,
               6.00%, 10/01/2015...............................        25
        45   Inco Ltd.,
               7.75%, 05/15/2012...............................        50
        20   Methanex Corp.,
               8.75%, 08/15/2012...............................        22
        20   Temple-Inland, Inc.,
               6.38%, 01/15/2016...............................        21
         5   Vale Overseas Ltd.,
               6.25%, 01/23/2017...............................         5
         5   Vale Overseas Ltd.,
               6.88%, 11/21/2036...............................         5
        35   Yara International ASA,
               5.25%, 12/15/2014 (I)...........................        34
                                                                  -------
                                                                      194
                                                                  -------
             CAPITAL GOODS -- 0.8%
        35   Goodrich Co.,
               6.29%, 07/01/2016...............................        37
       100   Hutchison Whampoa International Ltd.,
               5.45%, 11/24/2010 (I)...........................       101
        25   Tyco International Group S.A.,
               6.75%, 02/15/2011...............................        27
        60   Xerox Corp.,
               6.40%, 03/15/2016...............................        62
                                                                  -------
                                                                      227
                                                                  -------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
             CONSUMER CYCLICAL -- 1.3%
$       30   Altria Group, Inc.,
               7.00%, 11/04/2013...............................   $    33
        20   Avnet, Inc.,
               6.63%, 09/15/2016...............................        21
        35   D.R. Horton, Inc.,
               8.00%, 02/01/2009...............................        36
        10   DaimlerChrysler NA Holdings Corp.,
               4.05%, 06/04/2008...............................        10
        30   DaimlerChrysler NA Holdings Corp.,
               5.75%, 05/18/2009...............................        30
        50   DaimlerChrysler NA Holdings Corp.,
               6.50%, 11/15/2013...............................        53
        50   DaimlerChrysler NA Holdings Corp.,
               8.50%, 01/18/2031...............................        63
        25   Energy Transfer Partners,
               6.63%, 10/15/2036...............................        26
         5   J. C. Penney Co., Inc.,
               5.75%, 02/15/2018...............................         5
        20   J. C. Penney Co., Inc.,
               6.38%, 10/15/2036...............................        20
        50   Pulte Homes, Inc.,
               7.88%, 08/01/2011...............................        53
        15   Ryland Group, Inc.,
               6.88%, 06/15/2013...............................        15
                                                                  -------
                                                                      365
                                                                  -------
             CONSUMER STAPLES -- 1.8%
        50   Cargill, Inc.,
               3.63%, 03/04/2009 (I)...........................        49
        35   Cia Brasileira de Bebidas,
               8.75%, 09/15/2013...............................        41
        45   Coca-Cola Enterprises, Inc.,
               6.70%, 10/15/2036...............................        50
        25   ConAgra Foods, Inc.,
               7.00%, 10/01/2028...............................        27
        75   Kraft Foods, Inc.,
               4.13%, 11/12/2009...............................        73
        10   Kraft Foods, Inc.,
               6.25%, 06/01/2012...............................        10
        35   PepsiAmericas, Inc.,
               4.88%, 01/15/2015...............................        34
        15   Reynolds American, Inc.,
               7.25%, 06/01/2013...............................        16
        40   SABMiller plc,
               6.20%, 07/01/2011 (I)...........................        41
        70   Tyson Foods, Inc.,
               6.85%, 04/01/2016...............................        73
        50   Unilever Capital Corp.,
               7.13%, 11/01/2010...............................        53
        30   Weyerhaeuser Co.,
               6.75%, 03/15/2012...............................        32
        10   Weyerhaeuser Co.,
               7.38%, 03/15/2032...............................        11
                                                                  -------
                                                                      510
                                                                  -------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
             ENERGY -- 1.3%
$       65   Amerada Hess Corp.,
               7.88%, 10/01/2029...............................   $    76
        50   Canadian National Resources Ltd.,
               6.25%, 03/15/2038...............................        50
        50   ConocoPhillips Holding Co.,
               6.95%, 04/15/2029...............................        57
        20   Pemex Project Funding Master Trust,
               5.75%, 12/15/2015...............................        20
        10   Pemex Project Funding Master Trust,
               7.16%, 10/15/2009 (K)(L)........................        10
        30   Phillips Petroleum Co.,
               8.75%, 05/25/2010...............................        33
        30   Valero Energy Corp.,
               7.50%, 04/15/2032...............................        35
        25   Weatherford International Ltd.,
               6.50%, 08/01/2036...............................        25
        45   XTO Energy, Inc.,
               7.50%, 04/15/2012...............................        49
                                                                  -------
                                                                      355
                                                                  -------
             FINANCE -- 13.2%
        20   Ace Capital Trust II,
               9.70%, 04/01/2030...............................        27
        30   Allied World Assurance,
               7.50%, 08/01/2016...............................        32
        30   Allstate Finance Global Fund II,
               4.25%, 02/26/2010...............................        29
        20   American General Finance Corp.,
               4.00%, 03/15/2011...............................        19
        80   American General Finance Corp.,
               4.63%, 05/15/2009...............................        79
        45   Ameriprise Financial, Inc.,
               5.35%, 11/15/2010...............................        45
        20   Ameriprise Financial, Inc.,
               5.65%, 11/15/2015...............................        20
        25   Avalonbay Communities, Inc.,
               7.50%, 08/01/2009...............................        26
        45   Axa S.A.,
               8.60%, 12/15/2030...............................        58
        10   Banco Mercantile Del Norte S.A.,
               6.14%, 10/13/2016 (I)...........................        10
       150   Bank of America Corp.,
               5.25%, 12/01/2015...............................       149
       100   Bank of America Corp.,
               5.42%, 03/15/2017 (I)...........................        99
        50   Bank of America Corp.,
               7.25%, 10/15/2025...............................        58
        15   Brandywine Operating Partnership,
               5.70%, 05/01/2017...............................        15
        25   Brandywine Operating Partnership,
               5.75%, 04/01/2012...............................        25
        35   Camden Property Trust,
               4.38%, 01/15/2010...............................        34
        10   Chevy Chase Bank,
               6.88%, 12/01/2013...............................        11

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
             FINANCE -- (CONTINUED)
$       20   CIT Group, Inc.,
               5.80%, 07/28/2011...............................   $    20
        25   CIT Group, Inc.,
               6.00%, 04/01/2036...............................        24
         5   Citigroup, Inc.,
               5.00%, 09/15/2014...............................         5
        90   Citigroup, Inc.,
               5.63%, 08/27/2012...............................        92
       105   Citigroup, Inc.,
               6.00%, 10/31/2033...............................       106
        35   Colonial Realty L.P.,
               6.05%, 09/01/2016...............................        36
        15   Countrywide Financial Corp.,
               6.25%, 05/15/2016...............................        15
        10   Countrywide Home Loans, Inc.,
               4.00%, 03/22/2011...............................         9
        20   Credit Suisse First Boston USA, Inc.,
               4.88%, 08/15/2010...............................        20
        80   Credit Suisse First Boston USA, Inc.,
               5.13%, 08/15/2015...............................        79
        50   Developers Diversified Realty Corp.,
               5.00%, 05/03/2010...............................        50
        50   Duke-Weeks Realty,
               7.75%, 11/15/2009...............................        53
        65   Equity One, Inc.,
               6.00%, 09/15/2017 (I)...........................        66
        10   ERP Operating L.P.,
               4.75%, 06/15/2009...............................        10
        40   ERP Operating L.P.,
               6.95%, 03/02/2011...............................        43
        20   Everest Reinsurance Holdings, Inc.,
               8.75%, 03/15/2010...............................        22
       100   Farmers Exchange Capital,
               7.05%, 07/15/2028 (I)...........................       103
        30   Goldman Sachs Group, Inc.,
               5.63%, 01/15/2017...............................        30
       115   Goldman Sachs Group, Inc.,
               6.45%, 05/01/2036...............................       119
        50   Goldman Sachs Group, Inc.,
               6.60%, 01/15/2012...............................        53
        80   Goldman Sachs Group, Inc.,
               6.65%, 05/15/2009...............................        82
        50   HBOS plc,
               6.00%, 11/01/2033 (I)...........................        51
        20   Health Care Properties,
               5.65%, 12/15/2013...............................        20
        10   Health Care Properties,
               6.00%, 01/30/2017...............................        10
        20   Health Care Property Investors, Inc.,
               6.30%, 09/15/2016...............................        21
       120   HSBC Finance Corp.,
               6.75%, 05/15/2011...............................       127
        20   International Lease Finance Corp.,
               5.63%, 09/20/2013...............................        20
        80   International Lease Finance Corp.,
               6.38%, 03/15/2009...............................        82

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD BALANCED INCOME FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
             FINANCE -- (CONTINUED)
$       30   John Deere Capital Corp.,
               5.40%, 04/07/2010...............................   $    30
        55   JP Morgan Chase & Co.,
               5.13%, 09/15/2014...............................        54
        50   JP Morgan Chase & Co.,
               5.88%, 03/15/2035...............................        49
       160   JP Morgan Chase & Co.,
               6.75%, 02/01/2011...............................       168
        30   Kimco Realty Corp.,
               5.78%, 03/15/2016...............................        31
        35   Liberty Mutual Group, Inc.,
               5.75%, 03/15/2014 (I)...........................        35
        10   Liberty Property L.P.,
               5.50%, 12/15/2016...............................        10
        25   Liberty Property L.P.,
               7.75%, 04/15/2009...............................        26
        10   Liberty Property L.P.,
               8.50%, 08/01/2010...............................        11
        35   Lincoln National Corp.,
               6.15%, 04/07/2036...............................        36
       100   Merrill Lynch & Co., Inc.,
               6.05%, 05/16/2016...............................       103
       100   Merrill Lynch & Co., Inc.,
               6.22%, 09/15/2026...............................       102
        25   Metlife, Inc.,
               6.13%, 12/01/2011...............................        26
        40   Ministry Finance Russia,
               3.00%, 05/14/2008...............................        39
        10   Morgan Stanley,
               3.63%, 04/01/2008...............................        10
       120   Morgan Stanley,
               4.75%, 04/01/2014...............................       115
       100   Morgan Stanley,
               5.45%, 01/09/2017...............................        99
        60   Prudential Financial, Inc.,
               5.90%, 03/17/2036...............................        60
        30   Regency Centers L.P.,
               5.25%, 08/01/2015...............................        29
        60   Reinsurance Group of America, Inc.,
               5.63%, 03/15/2017...............................        59
        20   Simon Property Group L.P.,
               4.88%, 08/15/2010...............................        20
        30   Simon Property Group L.P.,
               5.10%, 06/15/2015...............................        29
        45   Simon Property Group L.P.,
               5.38%, 06/01/2011...............................        45
        20   Symetra Financial Corp.,
               6.13%, 04/01/2016 (I)...........................        20
        10   Travelers Property Casualty Corp.,
               6.38%, 03/15/2033...............................        10
        80   Trustreet Properties, Inc.,
               7.50%, 04/01/2015...............................        87
        20   United Dominion Realty Trust, Inc.,
               6.05%, 06/01/2013...............................        20

PRINCIPAL                                                         MARKET
AMOUNT (B)                                                       VALUE (W)
----------                                                       ---------
             FINANCE -- (CONTINUED)
$       10   Unitedhealth Group, Inc.,
               3.38%, 08/15/2007...............................   $    10
        25   UnitedHealth Group, Inc.,
               5.38%, 03/15/2016...............................        25
        55   Wachovia Corp.,
               4.88%, 02/15/2014...............................        54
        20   Wachovia Corp.,
               5.63%, 10/15/2016...............................        20
        60   Westfield Group,
               5.40%, 10/01/2012 (I)...........................        60
        25   Willis North America, Inc.,
               6.20%, 03/28/2017...............................        25
        25   WR Berkley Corp.,
               5.88%, 02/15/2013...............................        25
        25   XL Capital Europe plc,
               6.50%, 01/15/2012...............................        26
                                                                  -------
                                                                    3,672
                                                                  -------
             FOREIGN GOVERNMENTS -- 1.1%
       154   Russian Federation Government,
               5.00%, 03/31/2030 (K)...........................       175
        10   Russian Federation Government,
               12.75%, 06/24/2028 (K)..........................        18
        10   South Africa (Republic of),
               7.38%, 04/25/2012...............................        11
         6   United Mexican States,
               5.63%, 01/15/2017...............................         6
        69   United Mexican States,
               6.75%, 09/27/2034...............................        77
  MXP  250   United Mexican States,
               9.00%, 12/22/2011...............................        24
                                                                  -------
                                                                      311
                                                                  -------
             HEALTH CARE -- 0.4%
        40   Amerisource Bergen Corp.,
               5.88%, 09/15/2015...............................        40
         4   Encysive Pharmaceuticals, Inc.,
               2.50%, 03/15/2012...............................         3
        20   Laboratory Corp.,
               5.63%, 12/15/2015...............................        20
        40   Schering-Plough Corp.,
               6.75%, 12/01/2033...............................        45
                                                                  -------
                                                                      108
                                                                  -------
             SERVICES -- 2.7%
        55   CBS Corp.,
               7.70%, 07/30/2010...............................        59
        30   Clear Channel Communications, Inc.,
               7.65%, 09/15/2010...............................        32
         5   Comcast Corp.,
               5.50%, 03/15/2011...............................         5
        30   Comcast Corp.,
               6.45%, 03/15/2037...............................        30
        65   Comcast Corp.,
               7.05%, 03/15/2033...............................        71

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
             SERVICES -- (CONTINUED)
$       10   COX Communications, Inc.,
               5.88%, 12/01/2016 (I)...........................   $    10
        90   COX Communications, Inc.,
               7.13%, 10/01/2012...............................        97
        40   Electronic Data Systems Corp.,
               7.45%, 10/15/2029...............................        43
        10   Harrah's Operating Co., Inc.,
               5.50%, 07/01/2010...............................        10
        25   Harrah's Operating Co., Inc.,
               5.63%, 06/01/2015...............................        22
        30   News America, Inc.,
               6.20%, 12/15/2034...............................        29
        30   News America, Inc.,
               6.40%, 12/15/2035...............................        30
        25   News America, Inc.,
               7.28%, 06/30/2028...............................        28
        25   Omnicom Group, Inc.,
               5.90%, 04/15/2016...............................        26
        25   Time Warner Entertainment Co. L.P.,
               7.25%, 09/01/2008...............................        26
        30   Time Warner Entertainment Co. L.P.,
               8.38%, 03/15/2023...............................        36
        30   Time Warner, Inc.,
               5.50%, 11/15/2011...............................        30
        25   Time Warner, Inc.,
               6.15%, 05/01/2007...............................        25
        10   Time Warner, Inc.,
               6.50%, 11/15/2036...............................        10
        70   Time Warner, Inc.,
               7.63%, 04/15/2031...............................        79
        45   Viacom, Inc.,
               6.25%, 04/30/2016...............................        46
        10   Wyndham Worldwide,
               6.00%, 12/01/2016 (I)...........................        10
                                                                  -------
                                                                      754
                                                                  -------
             TECHNOLOGY -- 5.3%
        45   AT&T Broadband Corp.,
               8.38%, 03/15/2013...............................        52
        10   AT&T, Inc.,
               5.10%, 09/15/2014...............................        10
        85   AT&T, Inc.,
               5.30%, 11/15/2010...............................        85
        90   AT&T, Inc.,
               6.15%, 09/15/2034...............................        90
        50   Baltimore Gas and Electric,
               6.35%, 10/01/2036 (I)...........................        51
        30   Bellsouth Corp.,
               5.20%, 09/15/2014...............................        30
        35   British Telecommunications plc,
               8.62%, 12/15/2010 (L)...........................        39
        20   British Telecommunications plc,
               9.12%, 12/15/2030 (L)...........................        28
        35   Cingular Wireless Services, Inc.,
               7.88%, 03/01/2011...............................        38

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
             TECHNOLOGY -- (CONTINUED)
$       80   Cingular Wireless Services, Inc.,
               8.75%, 03/01/2031...............................   $   105
        45   Comcast Cable Communications, Inc.,
               6.75%, 01/30/2011...............................        47
        10   Comcast Corp.,
               6.50%, 11/15/2035...............................        10
        55   Deutsche Telekom International Finance B.V.,
               8.00%, 06/15/2010 (L)...........................        60
        70   Deutsche Telekom International Finance B.V.,
               8.25%, 06/15/2030...............................        88
        20   Embarq Corp.,
               7.08%, 06/01/2016...............................        21
        30   France Telecom S.A.,
               7.75%, 03/01/2011 (L)...........................        33
        35   France Telecom S.A.,
               8.50%, 03/01/2031...............................        46
        70   Sprint Capital Corp.,
               6.13%, 11/15/2008...............................        71
        10   Sprint Capital Corp.,
               6.88%, 11/15/2028...............................        10
        30   Sprint Capital Corp.,
               8.38%, 03/15/2012...............................        33
        30   Sprint Capital Corp.,
               8.75%, 03/15/2032...............................        35
        10   Sprint Nextel Corp.,
               6.00%, 12/01/2016...............................        10
        10   Telecom Italia Capital,
               5.25%, 10/01/2015...............................        10
        30   Telecom Italia Capital,
               6.00%, 09/30/2034...............................        28
       105   Telecom Italia Capital,
               6.20%, 07/18/2011...............................       108
        45   Telefonica Europe B.V.,
               7.75%, 09/15/2010...............................        48
        45   Telefonica Europe B.V.,
               8.25%, 09/15/2030...............................        54
        30   Time Warner Cable Inc.,
               6.55%, 05/01/2037 (I)...........................        30
       115   Verizon Global Funding Corp.,
               7.25%, 12/01/2010...............................       123
        75   Verizon Global Funding Corp.,
               7.75%, 12/01/2030...............................        88
                                                                  -------
                                                                    1,481
                                                                  -------
             TRANSPORTATION -- 0.2%
        36   American Airlines, Inc.,
               3.86%, 07/09/2010...............................        34
        10   Continental Airlines, Inc.,
               6.90%, 04/19/2022...............................        10
                                                                  -------
                                                                       44
                                                                  -------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD BALANCED INCOME FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
             UTILITIES -- 2.5%
$       10   AES Panama S.A.,
               6.35%, 12/21/2016 (I)...........................   $    10
        30   American Electric Power Co., Inc.,
               5.38%, 03/15/2010...............................        30
        25   CenterPoint Energy Resources Corp.,
               7.75%, 02/15/2011...............................        27
        15   Commonwealth Edison Co.,
               5.95%, 08/15/2016...............................        15
       135   Dominion Resources, Inc.,
               6.25%, 06/30/2012...............................       142
        10   Duke Capital LLC,
               6.25%, 02/15/2013...............................        10
        55   Duke Capital LLC,
               7.50%, 10/01/2009...............................        58
        10   Duke Energy Field Services,
               6.45%, 11/03/2036 (I)...........................        10
        10   El Paso Natural Gas Co.,
               5.95%, 04/15/2017 (I)...........................        10
        45   Exelon Generation Co. LLC,
               6.95%, 06/15/2011...............................        47
        40   Kinder Morgan Energy Partners L.P.,
               6.75%, 03/15/2011...............................        42
        10   Kinder Morgan Energy Partners L.P.,
               7.30%, 08/15/2033...............................        11
        80   Midamerican Energy Holdings Co.,
               6.13%, 04/01/2036...............................        81
        10   Nisource Finance Corp.,
               5.25%, 09/15/2017...............................        10
        60   Nisource Finance Corp.,
               7.88%, 11/15/2010...............................        65
        40   Ohio Power Co.,
               5.30%, 11/01/2010...............................        40
        20   Peco Energy Co.,
               5.70%, 03/15/2037...............................        20
        50   Progress Energy, Inc.,
               6.85%, 04/15/2012...............................        54
        10   PSEG Power LLC,
               8.63%, 04/15/2031...............................        14
                                                                  -------
                                                                      696
                                                                  -------
             Total corporate bonds: investment grade
               (cost $8,616)...................................   $ 8,717
                                                                  -------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 9.6%
             BASIC MATERIALS -- 0.7%
        30   Freeport-McMoRan Copper & Gold, Inc.,
               8.38%, 04/01/2017...............................   $    33
         5   Freeport-McMoRan Copper & Gold, Inc.,
               8.56%, 04/01/2015 (L)...........................         5
         5   Georgia Gulf Corp.,
               9.50%, 10/15/2014 (I)...........................         5
        15   Georgia-Pacific Corp.,
               7.13%, 01/15/2017 (I)...........................        15
        15   Hawk Corp.,
               8.75%, 11/01/2014...............................        15

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
             BASIC MATERIALS -- (CONTINUED)
$       15   Koppers Holdings, Inc.,
               8.93%, 11/15/2014 (M)...........................   $    13
        20   Novelis, Inc.,
               7.25%, 02/15/2015...............................        21
        15   Peabody Energy Corp.,
               7.38%, 11/01/2016...............................        16
        10   RathGibson, Inc.,
               11.25%, 02/15/2014..............................        11
        20   RBS Global & Rexnord Corp.,
               9.50%, 08/01/2014...............................        21
        20   Texas Industries, Inc.,
               7.25%, 07/15/2013...............................        21
        10   Vitro S.A.,
               9.13%, 02/01/2017 (I)...........................        10
                                                                  -------
                                                                      186
                                                                  -------
             CAPITAL GOODS -- 0.3%
        15   ESCO Corp.,
               8.63%, 12/15/2013 (I)...........................        16
        10   Goodman Global Holding Co.,
               7.88%, 12/15/2012...............................        10
        20   GSI Group, Inc.,
               12.00%, 05/15/2013..............................        23
        15   Hawker Beechcraft Acquisition Co.,
               9.75%, 04/01/2017 (I)...........................        16
        10   Transdigm, Inc.,
               7.75%, 07/15/2014 (I)...........................        10
        10   Yankee Acquisition Corp.,
               8.50%, 02/15/2015 (I)...........................        10
                                                                  -------
                                                                       85
                                                                  -------
             CONSUMER CYCLICAL -- 0.5%
        15   Aramark Corp.,
               8.86%, 02/01/2015 (I)(L)........................        15
        15   AutoNation, Inc.,
               7.36%, 04/15/2013 (L)...........................        15
        10   Buffalo Thunder,
               9.38%, 12/15/2014 (I)...........................        10
         5   Building Materials Holdings Corp.,
               7.75%, 08/01/2014...............................         5
        20   General Motors Corp.,
               8.38%, 07/15/2033...............................        18
        25   IKON Office Solutions, Inc.,
               7.75%, 09/15/2015...............................        26
        10   K. Hovnanian Enterprises, Inc.,
               8.88%, 04/01/2012...............................        10
         5   Lazydays RV Center, Inc.,
               11.75%, 05/15/2012..............................         5
        10   Standard Pacific Corp.,
               7.00%, 08/15/2015...............................         9
        20   TRW Automotive, Inc.,
               7.00%, 03/15/2014 (I)...........................        20
                                                                  -------
                                                                      133
                                                                  -------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
AMOUNT (B)                                                       VALUE (W)
----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             CONSUMER STAPLES -- 0.1%
$       15   Land O'Lakes Capital Trust,
               7.45%, 03/15/2028 (I)...........................   $    14
        22   Pilgrim's Pride Corp.,
               8.38%, 05/01/2017...............................        22
                                                                  -------
                                                                       36
                                                                  -------
             ENERGY -- 0.3%
        25   Chesapeake Energy Corp.,
               6.50%, 08/15/2017...............................        25
        10   Delta Petroleum Corp.,
               7.00%, 04/01/2015...............................         9
        15   Exco Resources, Inc.,
               7.25%, 01/15/2011...............................        15
         5   OPTI Canada, Inc.,
               8.25%, 12/15/2014 (I)...........................         5
        20   Petrohawk Energy Corp.,
               9.13%, 07/15/2013...............................        21
                                                                  -------
                                                                       75
                                                                  -------
             FINANCE -- 0.8%
        15   Avis Budget Car Rental LLC,
               7.86%, 05/15/2014 (I)(L)........................        15
        10   Ford Motor Credit Co.,
               8.63%, 11/01/2010...............................        10
        30   Ford Motor Credit Co.,
               9.81%, 04/15/2012 (L)...........................        32
        10   General Motors Acceptance Corp.,
               6.88%, 09/15/2011...............................        10
        15   General Motors Acceptance Corp.,
               6.88%, 08/28/2012...............................        15
        10   General Motors Acceptance Corp.,
               7.25%, 03/02/2011...............................        10
        20   General Motors Acceptance Corp.,
               8.00%, 11/01/2031...............................        21
        15   Host Marriott L.P.,
               6.38%, 03/15/2015...............................        15
        20   Kar Holdings, Inc.,
               10.00%, 05/01/2015 (I)..........................        21
        20   Neff Rental LLC,
               11.25%, 06/15/2012..............................        23
        20   Rental Service Corp.,
               9.50%, 12/01/2014 (I)...........................        21
        20   Sunstate Equipment Co.,
               10.50%, 04/01/2013 (I)..........................        21
        10   United Rentals North America, Inc.,
               7.00%, 02/15/2014...............................        10
                                                                  -------
                                                                      224
                                                                  -------
             FOREIGN GOVERNMENTS -- 3.7%
 EUR    10   Argentina (Republic of),
               1.20%, 12/31/2038...............................         6
 ARS    45   Argentina (Republic of),
               2.00%, 09/30/2014...............................        13
 ARS    34   Argentina (Republic of),
               2.00%, 02/04/2018...............................        10

PRINCIPAL                                                         MARKET
AMOUNT (B)                                                       VALUE (W)
----------                                                       ---------
             FOREIGN GOVERNMENTS -- (CONTINUED)
$       38   Argentina (Republic of),
               5.48%, 08/03/2012 (L)...........................   $    36
 ARS    29   Argentina (Republic of),
               5.83%, 12/31/2033...............................        10
        15   Argentina (Republic of),
               7.00%, 09/12/2013...............................        15
        10   Argentina (Republic of),
               7.00%, 04/17/2017...............................         9
         6   Argentina (Republic of),
               8.28%, 12/31/2033...............................         6
 ARS    45   Argentina (Republic of),
               11.67%, 02/20/2008 (L)..........................        15
       100   Brazil (Republic of),
               6.00%, 01/17/2017...............................       102
        15   Brazil (Republic of),
               7.88%, 03/07/2015...............................        17
        45   Brazil (Republic of),
               8.25%, 01/20/2034...............................        58
        50   Brazil (Republic of),
               8.88%, 10/14/2019...............................        64
 BRL    65   Brazil (Republic of),
               10.00%, 01/01/2014..............................        32
 BRL     5   Brazil (Republic of),
               10.00%, 01/01/2017..............................        24
        45   Colombia (Republic of),
               8.25%, 12/22/2014...............................        52
        25   Colombia (Republic of),
               10.38%, 01/28/2033..............................        37
         5   Costa Rica (Republic of),
               8.05%, 01/31/2013 (K)...........................         6
         5   Costa Rica (Republic of),
               10.00%, 08/01/2020 (K)..........................         7
        10   Ecuador (Republic of),
               10.00%, 08/15/2030 (K)..........................         9
IDR 300,000  Indonesia Government,
               11.00%, 11/15/2020..............................        35
         5   Panama (Republic of),
               6.70%, 01/26/2036...............................         5
        10   Panama (Republic of),
               7.25%, 03/15/2015...............................        11
        10   Panama (Republic of),
               9.38%, 07/23/2012...............................        12
        29   Peru (Republic of),
               6.55%, 03/14/2037...............................        31
        10   Peru (Republic of),
               8.75%, 11/21/2033...............................        13
        85   Philippines (Republic of),
               9.38%, 01/18/2017...............................       105
        15   Turkey (Republic of),
               6.88%, 03/17/2036...............................        15
       100   Turkey (Republic of),
               7.25%, 03/15/2015...............................       104
         5   Turkey (Republic of),
               8.00%, 02/14/2034...............................         6
        20   Turkey (Republic of),
               9.50%, 01/15/2014...............................        23

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD BALANCED INCOME FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             FOREIGN GOVERNMENTS -- (CONTINUED)
$       10   Uruguay (Republic of),
               7.63%, 03/21/2036...............................   $    11
        15   Venezuela (Republic of),
               5.38%, 08/07/2010 (K)...........................        15
        70   Venezuela (Republic of),
               5.75%, 02/26/2016...............................        65
         5   Venezuela (Republic of),
               6.36%, 04/20/2011 (L)...........................         5
        10   Venezuela (Republic of),
               7.00%, 12/01/2018 (K)...........................        10
        30   Venezuela (Republic of),
               8.50%, 10/08/2014...............................        33
                                                                  -------
                                                                    1,027
                                                                  -------
             HEALTH CARE -- 0.6%
        20   Advanced Medical Optics, Inc.,
               7.50%, 05/01/2017 (I)...........................        21
        15   Angiotech Pharmaceuticals, Inc.,
               7.75%, 04/01/2014...............................        14
        35   CDRV Investors, Inc.,
               9.50%, 01/01/2015 (M)...........................        31
        20   Elan Financial plc,
               7.75%, 11/15/2011...............................        20
        20   Elan Financial plc,
               9.36%, 11/15/2011 (L)...........................        20
        35   HCA, Inc.,
               9.63%, 11/15/2016 (I)...........................        38
        10   Rite Aid Corp.,
               7.50%, 03/01/2017...............................        10
        15   Tenet Healthcare Corp.,
               9.88%, 07/01/2014...............................        16
                                                                  -------
                                                                      170
                                                                  -------
             SERVICES -- 1.3%
        30   AMC Entertainment, Inc.,
               8.00%, 03/01/2014...............................        31
        15   Carriage Services, Inc.,
               7.88%, 01/15/2015...............................        15
         5   Clarke American Corp.,
               9.50%, 05/15/2015 (I)...........................         5
        15   Coleman Cable, Inc.,
               9.88%, 10/01/2012 (I)...........................        16
        20   CSC Holdings, Inc.,
               7.63%, 07/15/2018...............................        20
        30   Liberty Media Corp.,
               7.88%, 07/15/2009...............................        31
        10   Liberty Media Corp.,
               8.50%, 07/15/2029...............................        10
        15   Majestic Star LLC/CAP II,
               9.75%, 01/15/2011...............................        14
        10   Marquee Holdings, Inc.,
               7.66%, 08/15/2014 (M)...........................         9
        20   OED Corp./Diamond Jo LLC,
               8.75%, 04/15/2012...............................        20

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
             SERVICES -- (CONTINUED)
$       20   Open Solutions, Inc.,
               9.75%, 02/01/2015 (I)...........................   $    21
        20   Park Place Entertainment Corp.,
               8.13%, 05/15/2011...............................        21
        30   RH Donnelley Corp.,
               6.88%, 01/15/2013...............................        30
        10   Seminole Hard Rock Entertainment,
               7.85%, 03/15/2014 (I)(L)........................        10
        10   Sensata Technologies,
               8.00%, 05/01/2014...............................        10
        10   Service Corp. International,
               7.00%, 06/15/2017...............................        10
        10   Six Flags, Inc.,
               8.88%, 02/01/2010...............................        10
        20   SunGard Data Systems, Inc.,
               9.13%, 08/15/2013...............................        21
        12   SunGard Data Systems, Inc.,
               10.25%, 08/15/2015..............................        13
        25   Virgin River Casino Corp.,
               9.00%, 01/15/2012...............................        26
        15   West Corp.,
               11.00%, 10/15/2016 (I)..........................        17
                                                                  -------
                                                                      360
                                                                  -------
             TECHNOLOGY -- 0.9%
        20   ALH Finance Corp.,
               8.50%, 01/15/2013...............................        20
        15   CCH II Holdings LLC/CCH II Capital,
               10.25%, 10/01/2013..............................        16
        20   Charter Communications Operating LLC,
               8.00%, 04/30/2012 (I)...........................        21
         3   Charter Communications, Inc.,
               5.88%, 11/16/2009...............................         4
        10   Dobson Cellular Systems,
               8.38%, 11/01/2011...............................        11
        25   Freescale Semiconductor, Inc.,
               10.13%, 12/15/2016 (I)..........................        25
        20   Idearc, Inc.,
               8.00%, 11/15/2016 (I)...........................        21
        15   Intelsat Intermediate,
               8.49%, 02/01/2015 (M)...........................        13
        20   Mediacom Broadband LLC,
               8.50%, 10/15/2015...............................        21
         5   ON Semiconductor Corp.,
               2.63%, 12/15/2026...............................         6
        15   PGS Solutions, Inc.,
               9.63%, 02/15/2015 (I)...........................        15
        30   Qwest Corp.,
               7.63%, 06/15/2015...............................        32
        10   UGS Corp.,
               10.00%, 06/01/2012..............................        11
        30   Windstream Corp.,
               8.13%, 08/01/2013...............................        34
                                                                  -------
                                                                      250
                                                                  -------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             TRANSPORTATION -- 0.1%
$       10   American Rail Car Industries, Inc.,
               7.50%, 03/01/2014...............................   $    10
        28   Continental Airlines, Inc.,
               9.80%, 04/01/2021...............................        31
                                                                  -------
                                                                       41
                                                                  -------
             UTILITIES -- 0.3%
        10   Aquila, Inc.,
               14.88%, 07/01/2012..............................        13
         5   CIA Transporte Energia,
               8.88%, 12/15/2016 (I)...........................         5
        10   National Power Corp.,
               9.88%, 03/16/2010...............................        11
        25   NRG Energy, Inc.,
               7.38%, 01/15/2017...............................        26
        20   TXU Corp.,
               6.50%, 11/15/2024...............................        18
                                                                  -------
                                                                       73
                                                                  -------
             Total corporate bonds: non-investment grade
               (cost $2,581)...................................   $ 2,660
                                                                  -------
CONTRACTS
----------
CALL OPTIONS PURCHASED -- 0.0%
             ISSUER/EXPIRATION DATE/EXERCISE PRICE
        25   Turkey (Republic of), 05/29/2007, $95.50..........   $     1
                                                                  -------
             Total call options purchased
               (cost $--)......................................   $     1
                                                                  -------
PRINCIPAL
  AMOUNT
----------
U.S. GOVERNMENT SECURITIES -- 3.5%
             U.S. TREASURY SECURITIES -- 3.5%
$      400   2.625% 2008.......................................   $   391
       125   4.875% 2016.......................................       127
       200   5.125% 2011.......................................       205
       225   6.00% 2026 (S)....................................       255
                                                                  -------
             Total U.S. government securities
               (cost $978).....................................   $   978
                                                                  -------
             Total long-term investments
               (cost $25,462)..................................   $26,690
                                                                  -------
SHORT-TERM INVESTMENTS -- 4.8%
             FINANCE -- 0.1%
        20   HSBC Bank USA,
               7.65%, 06/18/2007 (M)...........................   $    20
                                                                  -------
             REPURCHASE AGREEMENTS -- 4.7 %
       433   Bank of America Securities TriParty Joint
               Repurchase Agreement,
               5.24%, 05/01/2007...............................       433
       161   BNP Paribas Securities Corp. TriParty Joint
               Repurchase Agreement,
               5.23%, 05/01/2007...............................       161

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$        5   Deutsche Bank Securities Joint Repurchase
               Agreement,
               5.10%, 05/01/2007...............................   $     5
       215   Deutsche Bank Securities TriParty Joint Repurchase
               Agreement,
               5.24%, 05/01/2007...............................       215
       491   UBS Securities, Inc. TriParty Joint Repurchase
               Agreement,
               5.24%, 05/01/2007...............................       491
                                                                  -------
                                                                    1,305
                                                                  -------
             Total short-term investments
               (cost $1,325)...................................   $ 1,325
                                                                  -------
             Total investments in securities
               (cost $26,787) (C)..............................   $28,015
                                                                  =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.13% of total net assets at April 30, 2007.

  (B) All principal amounts are in U.S. dollars unless otherwise indicated.

      ARS  -- Argentine Peso
      BRL  -- Brazilian Real
      EUR  -- EURO
      IDR  -- Indonesian Rupiah
      MXP  -- Mexican Peso

  (C) At April 30, 2007, the cost of securities for federal income tax purposes was $26,789 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $1,272
      Unrealized depreciation..........................     (46)
                                                         ------
      Net unrealized appreciation......................  $1,226
                                                         ======

  (D) Currently non-income producing.

  (I) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2007, was $1,358, which represents 4.88% of total net assets.

  (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At April 30, 2007, the market value of these securities amounted to $250 or 0.90% of total net assets.

  (L) Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2007.

  (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD BALANCED INCOME FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  (S) Security pledged as initial margin deposit for open futures contracts at April 30, 2007.

 FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2007

                                                                       UNREALIZED
                                NUMBER OF                             APPRECIATION
      DESCRIPTION               CONTRACTS*   POSITION   EXPIRATION   (DEPRECIATION)
      -----------               ----------   --------   ----------   --------------
      5 Year U.S. Treasury
      Note                         10          Long     June 2007          $1
                                                                           ==

      * The number of contracts does not omit 000's.

  (W) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2007

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
Argentine Peso                                 Sell              $ 5             $ 5            06/20/2007              $--
Brazilian Real                                  Buy                7               7            06/20/2007               --
Euro                                           Sell                5               5            06/20/2007               --
Peruvian New Sol                                Buy               14              14            06/20/2007               --
Peruvian New Sol                               Sell                6               6            06/20/2007               --
                                                                                                                        ---
                                                                                                                        $--
                                                                                                                        ===

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD CAPITAL APPRECIATION FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                              MARKET
       SHARES                                                                VALUE (W)
      --------                                                              -----------
 COMMON STOCK -- 95.4%
                        BASIC MATERIALS -- 12.2%
         2,023          Aracruz Celulose S.A. ADR.........................  $   111,251
         4,202          Cameco Corp. (G)..................................      195,879
           498          Church & Dwight Co., Inc. (G).....................       25,253
         6,070          Companhia Vale do Rio Doce ADR....................      246,515
         7,111          Dow Chemical Co. .................................      317,240
         3,327          Freeport-McMoRan Copper & Gold, Inc. .............      223,422
           794          IPSCO, Inc. ......................................      117,437
           557          Potash Corp. of Saskatchewan......................       99,975
         2,500          Rio Tinto plc (A).................................      151,912
         1,695          Teck Cominco Ltd. Class B (D).....................      128,384
         9,773          Vedanta Resources plc (A).........................      266,116
         4,160          Xstrata plc (A)...................................      216,449
                                                                            -----------
                                                                              2,099,833
                                                                            -----------
                        CAPITAL GOODS -- 7.9%
         2,191          3M Co. ...........................................      181,349
         9,298          ABB Ltd. ADR......................................      185,596
         2,449          Atlas Copco AB (A)(G).............................       92,952
         2,243          Boeing Co. .......................................      208,637
           267          Caterpillar, Inc. ................................       19,360
         1,710          Deere & Co. ......................................      187,063
         3,800          Ingersoll-Rand Co. Class A........................      169,670
         1,681          ITT Corp. ........................................      107,233
           900          Joy Global, Inc. (G)..............................       45,567
         8,400          Xerox Corp. (D)...................................      155,400
                                                                            -----------
                                                                              1,352,827
                                                                            -----------
                        CONSUMER CYCLICAL -- 7.8%
         1,719          BorgWarner, Inc. .................................      133,965
         5,924          Federated Department Stores, Inc. (G).............      260,165
        15,072          Ford Motor Co. (G)................................      121,179
         4,398          Honda Motor Co., Ltd. (A).........................      151,061
         1,891          LG Electronics, Inc. (A)(D).......................      126,095
         2,005          Ltd. Brands, Inc. ................................       55,278
         5,896          TJX Cos., Inc. ...................................      164,439
         5,226          Toyota Motor Corp. (A)............................      317,416
           357          Whole Foods Market, Inc. (G)......................       16,709
                                                                            -----------
                                                                              1,346,307
                                                                            -----------
                        CONSUMER STAPLES -- 3.0%
         3,010          Bunge Ltd. Finance Corp. (G)......................      228,060
         3,874          Cosan S.A. Industria E Comercio (D)...............       77,697
         2,250          Procter & Gamble Co. .............................      144,704
         3,196          Tyson Foods, Inc. Class A.........................       66,984
                                                                            -----------
                                                                                517,445
                                                                            -----------
                        ENERGY -- 9.0%
         2,162          EnCana Corp. (G)..................................      113,413
         2,077          Ente Nazionale Idrocarburi S.p.A. (A).............       68,872
        11,285          Halliburton Co. (G)...............................      358,531
         5,955          OAO Gazprom ADR (K)...............................      237,295
         5,696          Pride International, Inc. (D).....................      186,892
         3,573          Sasol Ltd. ADR....................................      122,072

                                                                              MARKET
       SHARES                                                                VALUE (W)
      --------                                                              -----------
                        ENERGY -- (CONTINUED)
         5,000          Weatherford International Ltd. (D)................  $   262,450
         3,500          XTO Energy, Inc. .................................      189,945
                                                                            -----------
                                                                              1,539,470
                                                                            -----------
                        FINANCE -- 14.5%
         4,634          ACE Ltd. .........................................      275,561
        26,085          Akbank T.A.S (A)..................................      187,666
         1,777          American International Group, Inc. ...............      124,202
           201          Augsburg Re AG (A)(D)(H)..........................           --
         2,019          Capital One Financial Corp. ......................      149,924
         4,873          China CITIC Bank (D)..............................        4,093
         7,076          Citigroup, Inc. ..................................      379,398
           445          Commerce Bancorp, Inc. (G)........................       14,871
           413          Deutsche Boerse AG (A)(G).........................       96,950
         1,150          Eurocastle Investment Ltd. .......................       60,708
         3,600          European Capital Ltd. (A)(D)(H)...................       47,703
         3,138          Julius Baer Holding Ltd. (A)(G)...................      218,783
           326          ORIX Corp. (A)....................................       86,898
           587          Raiffeisen International Bank Holding AG (A)......       81,165
         1,957          Reliance Zero (D) (I).............................       74,160
         1,435          Standard Chartered plc (A)........................       44,349
         2,768          UBS AG............................................      179,650
         2,445          Uniao de Bancos Brasileiros S.A. GDR..............      237,273
         2,800          Wellpoint, Inc. (D)...............................      221,116
                                                                            -----------
                                                                              2,484,470
                                                                            -----------
                        HEALTH CARE -- 6.8%
         1,469          Abbott Laboratories...............................       83,146
         5,930          CVS/Caremark Corp. ...............................      214,903
         2,986          Eli Lilly & Co. ..................................      176,533
         1,585          Monsanto Co. .....................................       93,470
         1,142          Sanofi-Aventis S.A. (A)(G)........................      104,553
         1,933          Sanofi-Aventis S.A. ADR...........................       88,647
         4,027          Teva Pharmaceutical Industries Ltd. ADR...........      154,271
         4,526          Wyeth.............................................      251,193
                                                                            -----------
                                                                              1,166,716
                                                                            -----------
                        SERVICES -- 3.6%
           233          Computer Sciences Corp. (D).......................       12,941
           500          Fluor Corp. ......................................       47,810
            25          Harvey Weinstein Master L.P. (A)(D)(H)............       32,757
         3,000          Melco PBL Entertainment Ltd. ADR (D)(G)...........       52,260
        10,872          News Corp. Class A................................      243,422
           750          Starwood Hotels & Resorts.........................       50,265
        19,031          Sun Microsystems, Inc. (D)........................       99,343
         2,300          Walt Disney Co. ..................................       80,454
                                                                            -----------
                                                                                619,252
                                                                            -----------
                        TECHNOLOGY -- 28.3%
         2,515          Akamai Technologies, Inc. (D).....................      110,852
         3,738          Amdocs Ltd. (D)...................................      137,379
         1,005          Apple, Inc. (D)...................................      100,299
         5,800          AT&T, Inc. .......................................      224,576
         5,026          BEA Systems, Inc. (D)(G)..........................       59,253
        10,821          Cisco Systems, Inc. (D)...........................      289,340
         1,795          Cognex Corp. (G)..................................       38,689

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD CAPITAL APPRECIATION FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                              MARKET
       SHARES                                                                VALUE (W)
      --------                                                              -----------
COMMON STOCK -- (CONTINUED)
                        TECHNOLOGY -- (CONTINUED)
         4,527          Corning, Inc. (D).................................  $   107,371
           779          Dover Corp. ......................................       37,490
        17,805          EMC Corp. (D).....................................      270,277
        11,205          General Electric Co. .............................      413,015
           931          Google, Inc. (D)..................................      438,761
         5,370          Hewlett-Packard Co. ..............................      226,283
        25,029          Hon Hai Precision Industry Co., Ltd. (A)..........      165,067
         6,257          Intel Corp. ......................................      134,534
         3,046          International Business Machines Corp. ............      311,311
         1,400          L-3 Communications Holdings, Inc. ................      125,902
         8,123          Medtronic, Inc. ..................................      429,934
         1,209          MEMC Electronic Materials, Inc. (D)...............       66,328
           455          NII Holdings, Inc. Class B (D)....................       34,929
         9,912          Nortel Networks Corp. (D).........................      226,787
        13,673          Oracle Corp. (D)..................................      257,051
         3,392          Qualcomm, Inc. ...................................      148,583
         4,678          Raytheon Co. .....................................      250,447
           899          Research In Motion Ltd. (D).......................      118,238
        10,812          Turkcell Iletisim Hizmetleri A.S. (A).............       59,385
         4,992          Turkcell Iletisim Hizmetleri A.S. ADR (G).........       70,593
                                                                            -----------
                                                                              4,852,674
                                                                            -----------
                        UTILITIES -- 2.3%
         1,600          American Electric Power Co., Inc. ................       80,352
        35,220          Datang International Power (A)....................       40,343
         4,921          Suntech Power Holdings Co., Ltd. ADR (D)(G).......      178,541
         1,085          Veolia Environment S.A. (A)(G)....................       89,587
                                                                            -----------
                                                                                388,823
                                                                            -----------
                        Total common stock
                          (cost $14,006,038)..............................  $16,367,817
                                                                            -----------
  PRINCIPAL
    AMOUNT
 -----------
 CORPORATE BONDS: INVESTMENT GRADE -- 0.1%
                        FINANCE -- 0.1%
      $    397          Augsburg Re AG,
                          0.00%, 12/31/2049 (A)+(H).......................  $       222
        23,500          UBS Luxembourg S.A.,
                          6.23%, 02/11/2015...............................       23,878
                                                                            -----------
                                                                                 24,100
                                                                            -----------
                        Total corporate bonds: investment grade
                          (cost $24,699)..................................  $    24,100
                                                                            -----------
                        Total long-term investments
                          (cost $14,030,737)..............................  $16,391,917
                                                                            -----------
  PRINCIPAL                                                                 MARKET
    AMOUNT                                                                  VALUE (W)
 -----------                                                                -----------
 SHORT-TERM INVESTMENTS -- 10.0%
                        REPURCHASE AGREEMENTS -- 4.5%
      $254,237          Banc of America TriParty Joint Repurchase
                          Agreement,
                          5.24%, 05/01/2007...............................  $   254,237
        94,162          BNP Paribas Security Corp. TriParty Joint
                          Repurchase Agreement,
                          5.23%, 05/01/2007...............................       94,162
         2,965          Deutsche Bank Securities Joint Repurchase
                          Agreement,
                          5.10%, 05/01/2007...............................        2,965
       126,177          Deutsche Bank Securities TriParty Joint Repurchase
                          Agreement,
                          5.24%, 05/01/2007...............................      126,177
       288,136          UBS Securities, Inc. TriParty Joint Repurchase
                          Agreement,
                          5.24%, 05/01/2007...............................      288,136
                                                                            -----------
                                                                                765,677
                                                                            -----------
    SHARES
   --------
                        SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
                        LENDING -- 5.5%
                        CASH COLLATERAL REINVESTMENT FUND:
       953,537          BNY Institutional Cash Reserve Fund...............      953,537
                                                                            -----------
                        Total short-term investments
                          (cost $1,719,214)...............................  $ 1,719,214
                                                                            -----------
                        Total investments in securities
                          (cost $15,749,951) (C)..........................  $18,111,131
                                                                            ===========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 31.63% of total net assets at April 30, 2007.

  (A) The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2007, was $2,646,301, which represents 15.43% of total net assets.

  (C) At April 30, 2007, the cost of securities for federal income tax purposes was $15,766,678 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.......................  $2,548,492
      Unrealized depreciation.......................    (204,039)
                                                      ----------
      Net unrealized appreciation...................  $2,344,453
                                                      ==========

  (D) Currently non-income producing.

  (G) Security is partially on loan at April 30, 2007.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

  (H) The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED      SHARES/PAR              SECURITY             COST BASIS
      --------      ----------              --------             ----------
      06/2006           397       Augsburg Re AG - 144A,
                                  0.00%, 12/31/2049               $   739
      06/2006           201       Augsburg Re AG - 144A                64
      10/2005-        3,600       European Capital Ltd. - Reg
      12/2006                     D                                45,353
      10/2005            25       Harvey Weinstein Master
                                  L.P. - Reg D                     23,636

     The aggregate value of these securities at April 30, 2007 was $80,682, which represents 0.47% of total net assets.

  (I) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2007, was $74,160, which represents 0.43% of total net assets.

  (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At April 30, 2007, the market value of these securities amounted to $237,295 or 1.38% of total net assets.

  +   Convertible debt security.

  (W) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2007

                                                                                                                     UNREALIZED
                                                               MARKET          CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                               TRANSACTION          VALUE            AMOUNT             DATE            (DEPRECIATION)
-----------                               -----------          ------          --------         ----------         --------------
Euro                                         Sell             $824,970         $794,338         12/20/2007            $(30,632)
                                                                                                                      ========

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD CAPITAL APPRECIATION II FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 93.5%
            BASIC MATERIALS -- 12.0%
      12    Aber Diamond Corp. ...............................  $    420
      16    Alcan, Inc. ......................................       936
     143    Alcoa, Inc. ......................................     5,086
       2    Allegheny Technologies, Inc. .....................       199
      17    Aracruz Celulose S.A. ADR.........................       922
      81    Arch Coal, Inc. ..................................     2,914
       8    BHP Billiton Ltd. ADR (G).........................       400
  22,201    Bumi Resources TBK PT (A).........................     3,352
     208    Cameco Corp. .....................................     9,687
      29    Celanese Corp. ...................................       964
     131    Chemtura Corp. ...................................     1,446
       9    Companhia Siderurgica Nacional S.A. ..............       370
     152    Companhia Vale do Rio Doce ADR....................     6,186
      27    Cytec Industries, Inc. ...........................     1,488
      11    Dow Chemical Co. .................................       487
      25    E.I. DuPont de Nemours & Co. .....................     1,210
      19    Energy Resources of Australia Ltd. (A)............       400
      57    Evraz Group S.A. .................................     2,000
      75    First Uranium Corp. (D)...........................       834
       7    FMC Corp. ........................................       531
     126    Freeport-McMoRan Copper & Gold, Inc. .............     8,467
      13    Haynes International, Inc. (D)....................     1,037
      64    Impala Platinum Holdings Ltd. (A).................     2,055
       8    IPSCO, Inc. ......................................     1,138
     165    Jarden Corp. (D)..................................     6,964
      52    Mueller Water Products, Inc. Class B..............       743
      23    Outotec Oyj (A)...................................       981
     103    Owens-Illinois, Inc. (D)..........................     3,087
      41    Paladin Resources Ltd. (A)(D)(G)..................       322
      54    Potash Corp. of Saskatchewan......................     9,774
      21    Rio Tinto plc (A).................................     1,297
      12    Rio Tinto plc ADR.................................     2,977
      17    Schnitzer Steel Industries, Inc. .................       893
      99    Smurfit-Stone Container Corp. (D).................     1,192
     217    SXR Uranium One, Inc. (D).........................     3,251
      19    Teck Cominco Ltd. Class B (D).....................     1,436
      46    TMK OAO GDR (D) (I)...............................     1,660
       4    United States Steel Corp. ........................       378
      56    Vedanta Resources plc (A).........................     1,511
      86    Xstrata plc (A)...................................     4,486
                                                                --------
                                                                  93,481
                                                                --------
            CAPITAL GOODS -- 3.8%
      43    ABB Ltd. ADR......................................       858
      17    Alliant Techsystems, Inc. (D).....................     1,537
      18    Alstom RGPT (A)(D)................................     2,672
      21    Atlas Copco AB (A)(G).............................       790
      12    Bucyrus International, Inc. ......................       725
       7    Caterpillar, Inc. ................................       477
      25    Danieli & Co. (A).................................       675
      33    Deere & Co. ......................................     3,635
     113    Goodrich Corp. ...................................     6,440
      14    ITT Corp. ........................................       903
      16    Joy Global, Inc. .................................       830
      33    Kennametal, Inc. .................................     2,357

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            CAPITAL GOODS -- (CONTINUED)
      57    Lam Research Corp. (D)............................  $  3,071
       5    National Oilwell Varco, Inc. (D)..................       399
      54    Sandvik AB (A)(G).................................     1,022
      30    Varian Semiconductor Equipment Associates, Inc.
              (D).............................................     2,011
      56    Xerox Corp. (D)...................................     1,037
                                                                --------
                                                                  29,439
                                                                --------
            CONSUMER CYCLICAL -- 7.8%
      59    Aisin Seiki Co., Ltd. (A).........................     1,950
      70    American Axle & Manufacturing Holdings, Inc.
              (G).............................................     1,962
      95    Circuit City Stores, Inc. ........................     1,656
      38    Copart, Inc. (D)..................................     1,113
      67    Federated Department Stores, Inc. ................     2,933
     150    Foot Locker, Inc. ................................     3,578
     886    Ford Motor Co. (G)................................     7,123
      10    Foster Wheeler Ltd. (D)...........................       657
      60    Home Depot, Inc. .................................     2,287
      24    Honda Motor Co., Ltd. ADR.........................       830
     110    Jamba, Inc. (D)(G)................................       965
      65    KarstadtQuelle AG (A)(D)(G).......................     2,496
     113    Kohl's Corp. (D)..................................     8,374
      24    LG Electronics, Inc. (A)(D).......................     1,620
      24    Ltd. Brands, Inc. ................................       667
      24    MDC Holdings, Inc. ...............................     1,230
      16    Metso Oyj (A).....................................       863
     123    Ruby Tuesday, Inc. (G)............................     3,294
      68    Safeway, Inc. ....................................     2,465
     334    Tesco plc (A).....................................     3,076
     123    Tiffany & Co. ....................................     5,871
      29    Tod's S.p.A. (A)..................................     2,695
      24    Toyota Motor Corp. (A)............................     1,427
      46    TRW Automotive Holdings Corp. (D).................     1,705
                                                                --------
                                                                  60,837
                                                                --------
            CONSUMER STAPLES -- 2.9%
      67    Avon Products, Inc. ..............................     2,650
      77    Darling International, Inc. (D)...................       593
      68    Imperial Tobacco Group plc (A)....................     2,957
   2,398    Marine Harvest (A)(D)(G)..........................     2,561
      12    Nestle S.A. (A)(G)................................     4,621
     140    Origin Agritech Ltd. (D)..........................     1,213
      56    Royal Numico N.V. (A)(H)..........................     3,085
      31    Tyson Foods, Inc. Class A.........................       655
     140    Unilever N.V. NY Shares...........................     4,272
                                                                --------
                                                                  22,607
                                                                --------
            ENERGY -- 6.1%
     216    Brasil EcoDiesel Industria (D)....................       987
       6    Core Laboratories N.V. (D)........................       584
      13    EnCana Corp. .....................................       698
      50    Ente Nazionale Idrocarburi S.p.A. (A).............     1,644
      40    Exxon Mobil Corp. ................................     3,191
      23    GlobalSantaFe Corp. ..............................     1,485
     171    Halliburton Co. ..................................     5,427
      28    Lukoil ADR........................................     2,145

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            ENERGY -- (CONTINUED)
      35    Newfield Exploration Co. (D)......................  $  1,518
      28    Noble Corp. ......................................     2,331
      38    Noble Energy, Inc. ...............................     2,211
      99    OAO Gazprom ADR (K)...............................     3,936
      35    Petro-Canada......................................     1,547
      53    Sasol Ltd. ADR....................................     1,817
     131    Talisman Energy, Inc.+............................     2,497
     147    Talisman Energy, Inc.+............................     2,780
      66    Total S.A. ADR....................................     4,882
      22    UGI Corp. ........................................       635
      11    Valero Energy Corp. ..............................       758
      71    Weatherford International Ltd. (D)................     3,737
      52    XTO Energy, Inc. .................................     2,800
                                                                --------
                                                                  47,610
                                                                --------
            FINANCE -- 15.9%
     151    ACE Ltd. .........................................     8,948
      94    Aercap Holdings N.V. (D)..........................     2,733
      46    Aetna, Inc. ......................................     2,171
      25    Affiliated Managers Group, Inc. (D)(G)............     2,894
     155    Aircastle Ltd. ...................................     5,164
     230    Akbank T.A.S (A)..................................     1,652
      21    AMBAC Financial Group, Inc. ......................     1,928
      40    American International Group, Inc. ...............     2,782
     147    Apollo Investment Corp. ..........................     3,223
     264    Asya Katilim Bankasi AS (A)(D)....................     1,537
      18    Axis Capital Holdings Ltd. .......................       657
     195    Bank of America Corp. ............................     9,903
     135    Capital One Financial Corp. ......................    10,054
      21    China CITIC Bank (D)..............................        18
     948    China Merchants Bank Co., Ltd. (A)(D).............     2,307
      23    CIT Group, Inc. ..................................     1,372
      55    Citigroup, Inc. ..................................     2,933
      37    Climate Exchange plc (A)(D).......................       907
      79    Commerce Bancorp, Inc. ...........................     2,634
      87    Dah Sing Financial Group (A)......................       742
      18    Deutsche Boerse AG (A)(G).........................     4,216
     127    E*Trade Financial Corp. (D).......................     2,793
      23    Erste Bank Der Oesterreichischen Sparkassen AG
              (A).............................................     1,835
       9    Eurocastle Investment Ltd. .......................       459
      29    Everest Re Group Ltd. ............................     2,921
     531    Freedom Acquisition Holdings, Inc. (D)............     5,799
     140    Genesis Lease Ltd. ...............................     3,780
     236    Hong Kong Exchanges & Clearing Ltd. (A)...........     2,244
     412    Hopson Development Holdings Ltd. (A)..............       966
      42    Julius Baer Holding Ltd. (A)......................     2,948
      35    KKR Financial Corp. ..............................       935
     214    Nasdaq Stock Market, Inc. (D).....................     6,961
      32    Nuveen Investments, Inc. Class A..................     1,711
       2    ORIX Corp. (A)....................................       533
     125    PennantPark Investment Corp. (D)..................     1,875
      43    Platinum Underwriters Holdings Ltd. ..............     1,468
     153    Royal Bank of Scotland Group plc (A)..............     5,852

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
      27    TD Ameritrade Holding Corp. (D)...................  $    465
     108    UBS AG............................................     7,016
     337    UniCredito Italiano S.p.A. (A)....................     3,460
      31    Unum Group........................................       779
                                                                --------
                                                                 123,575
                                                                --------
            HEALTH CARE -- 9.0%
      10    Abbott Laboratories...............................       578
      92    Alkermes, Inc. (D)................................     1,516
      39    Amylin Pharmaceuticals, Inc. (D)(G)...............     1,612
      19    Astellas Pharma, Inc. (A).........................       809
      42    Bristol-Myers Squibb Co. .........................     1,201
      24    Cie Generale d'Optique Essilor International S.A.
              (A)(D)(G).......................................     2,837
      48    Cooper Co., Inc. .................................     2,448
     139    CVS/Caremark Corp. ...............................     5,051
     118    Digene Corp. (D)..................................     5,410
      14    Eisai Co., Ltd. (A)(G)............................       674
      39    Eli Lilly & Co. ..................................     2,294
     125    HealthSouth Corp. (D)(G)..........................     2,626
     414    Hengan International Group Co., Ltd. (A)..........     1,313
     183    Impax Laboratories, Inc. (D)......................     1,843
       8    Kyphon, Inc. (D)..................................       368
      80    MGI Pharma, Inc. (D)..............................     1,764
      15    Monsanto Co. .....................................       900
      26    Sanofi-Aventis S.A. (A)(G)........................     2,403
      87    Sanofi-Aventis S.A. ADR...........................     3,985
     487    Schering-Plough Corp. ............................    15,460
     152    Shionogi & Co., Ltd. (A)..........................     2,962
     167    St. Jude Medical, Inc. (D)........................     7,163
      22    Teva Pharmaceutical Industries Ltd. ADR...........       838
      68    Wyeth.............................................     3,752
                                                                --------
                                                                  69,807
                                                                --------
            SERVICES -- 6.1%
     130    Allied Waste Industries, Inc. (D).................     1,743
      95    Avis Budget Group, Inc. ..........................     2,681
     208    BearingPoint, Inc. (D)............................     1,523
      47    CACI International, Inc. Class A (D)..............     2,131
      16    Comcast Corp. Class A (D).........................       432
     116    Comcast Corp. Special Class A (D).................     3,061
      56    Entercom Communications Corp. ....................     1,562
     130    Equifax, Inc. (D).................................     5,158
      10    Fluor Corp. ......................................       990
     196    Focus Media Holding Ltd. ADR (D)(G)...............     7,250
     133    Genius Products, Inc. (D).........................       401
     100    Melco PBL Entertainment Ltd. ADR (D)..............     1,742
      53    News Corp. Class A................................     1,178
      40    R.H. Donnelley Corp. (D)..........................     3,151
     244    Resources Connection, Inc. (D)....................     7,364
     634    Shangri-La Asia Ltd. (A)..........................     1,550
     116    Shine Media Acquisition Corp. (D).................       769
      41    Sunopta, Inc. (D).................................       524
   1,123    Thorium Power Ltd. (D)............................       286
      86    Unisys Corp. (D)..................................       673

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD CAPITAL APPRECIATION II FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            SERVICES -- (CONTINUED)
      12    Viacom, Inc. Class B (D)..........................  $    507
      76    Walt Disney Co. ..................................     2,670
                                                                --------
                                                                  47,346
                                                                --------
            TECHNOLOGY -- 25.8%
     487    Activision, Inc. (D)#.............................     9,748
     208    Adobe Systems, Inc. (D)...........................     8,640
      37    Apple, Inc. (D)...................................     3,713
      70    Arrow Electronics, Inc. (D).......................     2,782
      49    Canon, Inc. (A)...................................     2,727
     200    Cinram International Income Fund..................     4,487
     246    Cisco Systems, Inc. (D)...........................     6,567
     373    Corning, Inc. (D).................................     8,851
      76    Ctrip.com International Ltd. .....................     5,375
      40    Electronic Arts, Inc. (D).........................     2,011
      21    Embarq Corp. .....................................     1,239
     608    EMC Corp. (D).....................................     9,232
      58    Fairchild Semiconductor International, Inc. (D)...     1,014
      50    First Data Corp. .................................     1,620
     180    Flextronics International Ltd. (D)................     2,001
     324    Fossil, Inc. (D)(G)...............................     9,119
     131    Garmin Ltd. (G)...................................     7,639
      77    General Electric Co. .............................     2,846
      14    Google, Inc. (D)..................................     6,611
       8    Hologic, Inc. (D).................................       463
     107    Infineon Technologies AG (A)(D)...................     1,661
     102    Intel Corp. ......................................     2,193
     203    Interactive Data Corp. ...........................     5,822
      29    International Business Machines Corp. ............     2,974
      81    Koninklijke Philips Electronics N.V. (A)..........     3,311
      48    Medtronic, Inc. ..................................     2,551
      23    MEMC Electronic Materials, Inc. (D)...............     1,259
     106    Microsoft Corp. ..................................     3,159
     131    Mitsubishi Electric Corp. (A).....................     1,270
      23    NCR Corp. (D).....................................     1,159
     288    Network Appliance, Inc. (D).......................    10,705
     103    Nokia Oyj (A)(D)..................................     2,593
     112    Nortel Networks Corp. (D).........................     2,561
     393    Oracle Corp. (D)..................................     7,383
      44    Orascom Telecom Holding SAE ADR...................     2,975
     135    Powerwave Technologies, Inc. (D)..................       840
      75    QLogic Corp. (D)..................................     1,345
      97    Qualcomm, Inc. ...................................     4,240
      11    Raytheon Co. .....................................       568
      71    Research In Motion Ltd. (D).......................     9,342
      50    S.O.I. Tec S.A. (A)(D)(G).........................     1,172
      88    Seagate Technology................................     1,943
      59    Solar Cayman Ltd. (A)(D)(H).......................       878
     469    Sonus Networks, Inc. (D)..........................     3,628
      52    Sony Corp. (A)....................................     2,755
     243    Sprint Nextel Corp. ..............................     4,877
     145    Symantec Corp. (D)................................     2,552
      25    Tektronix, Inc. ..................................       744

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            TECHNOLOGY -- (CONTINUED)
     115    Tele Norte Leste Participacoes S.A. ADR...........  $  1,878
      88    Telefonaktiebolaget LM Ericsson ADR...............     3,345
      39    Texas Instruments, Inc. ..........................     1,334
     106    Turkcell Iletisim Hizmetleri A.S. ADR.............     1,498
     204    VeriFone Holdings, Inc. (D).......................     7,189
      62    Virgin Media, Inc. ...............................     1,557
                                                                --------
                                                                 199,946
                                                                --------
            TRANSPORTATION -- 2.5%
     190    All America Latina Logistica S.A. ................     2,244
      15    American Commercial Lines, Inc. (D)...............       434
     733    Cathay Pacific Airways Ltd. (A)...................     1,895
      80    General Dynamics Corp. ...........................     6,281
      60    Grupo Aeroportuario Del ADR (D)...................     1,760
     101    Knight Transportation, Inc. (G)...................     1,973
      37    U.S. Airways Group, Inc. (D)......................     1,382
     112    UAL Corp. (D)(G)..................................     3,734
                                                                --------
                                                                  19,703
                                                                --------
            UTILITIES -- 1.6%
     227    Calpine Corp. (D).................................       816
       1    E.On AG (A).......................................        75
      29    Electricite de France (A)(D)(G)...................     2,522
      34    Exelon Corp. .....................................     2,528
     149    Suntech Power Holdings Co., Ltd. ADR (D)(G).......     5,409
      14    Veolia Environment S.A. (A)(G)....................     1,183
                                                                --------
                                                                  12,533
                                                                --------
            Total common stock
              (cost $662,536).................................  $726,884
                                                                --------
WARRANTS -- 0.0%
            SERVICES -- 0.0%
     188    Thorium Power (A)(H)..............................  $     --
                                                                --------
            Total warrants
              (cost $16)......................................  $     --
                                                                --------
            Total long-term investments
              (cost $662,552).................................  $726,884
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 11.8%
            REPURCHASE AGREEMENTS -- 5.4%
 $13,899    Banc of America TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................  $ 13,899
   5,148    BNP Paribas Securities Corp. TriParty Joint
              Repurchase Agreement,
              5.23%, 05/01/2007...............................     5,148
     162    Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.10%, 05/01/2007...............................       162

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS -- (CONTINUED)
 $ 6,898    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................  $  6,898
  15,753    UBS Securities, Inc. TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................    15,753
                                                                --------
                                                                  41,860
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 6.4%
            CASH COLLATERAL REINVESTMENT FUND:
  49,962    BNY Institutional Cash Reserve Fund...............  $ 49,962
                                                                --------
            Total short-term investments
              (cost $91,822)..................................  $ 91,822
                                                                --------
            Total investments in securities
              (cost $754,374) (C).............................  $818,706
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 29.13% of total net assets at April 30, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2007, was $112,347, which represents 14.45% of total net assets.

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $756,211 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $69,342
      Unrealized depreciation.........................   (6,847)
                                                        -------
      Net unrealized appreciation.....................  $62,495
                                                        =======

  (D)Currently non-income producing.

  (G)Security is partially on loan at April 30, 2007.

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED         SHARES/PAR       SECURITY       COST BASIS
      --------         ----------       --------       ----------
      05/2005-04/2006      56       Royal Numico N.V.    $2,102
      03/2007              59       Solar Cayman Ltd.       878
      04/2006             188       Thorium Power            16

     The aggregate value of these securities at April 30, 2007 was $3,963, which represents 0.51% of total net assets.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2007, was $1,660, which represents 0.21% of total net assets.

 (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At April 30, 2007, the market value of these securities amounted to $3,936 or 0.51% of total net assets.

  +  Securities listed in more than one exchange.

  # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2007

                                                                                                                     UNREALIZED
                                                               MARKET          CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                TRANSACTION          VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                -----------         ------          --------         ----------         --------------
British Pound                                 Buy              $    48         $    48          05/01/2007             $   --
British Pound                                 Sell                 187             187          05/02/2007                 --
Canadian Dollar                               Buy                    4               4          05/01/2007                 --
Canadian Dollar                               Buy                   50              50          05/03/2007                 --
Euro                                          Buy                2,037           2,030          05/02/2007                  7
Euro                                          Buy                  386             386          05/03/2007                 --
Euro                                          Buy                  181             181          05/04/2007                 --
Hong Kong Dollars                             Sell                 120             120          05/02/2007                 --
Japanese Yen                                  Buy                    9               9          05/01/2007                 --
Japanese Yen                                  Buy                  166             166          05/02/2007                 --
Norwegian Krone                               Buy                   14              14          05/02/2007                 --
Norwegian Krone                               Buy                    7               7          05/03/2007                 --
                                                                                                                       ------
                                                                                                                       $    7
                                                                                                                       ======

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD CONSERVATIVE ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 AFFILIATED INVESTMENT COMPANIES -- 99.5%
 EQUITY FUNDS -- 38.8%
    527     Hartford Capital Appreciation Fund, Class Y.......  $ 22,111
    466     Hartford Disciplined Equity Fund, Class Y.........     6,898
  1,047     Hartford Equity Income Fund, Class Y..............    15,470
    319     Hartford Global Leaders Fund, Class Y.............     6,708
    210     Hartford International Opportunities Fund, Class
              Y...............................................     3,878
    139     Hartford International Small Company Fund, Class
              Y...............................................     2,335
    396     Hartford Select SmallCap Value Fund, Class Y......     4,693
    218     Hartford Small Company Fund, Class Y..............     5,175
                                                                --------
            Total equity funds
              (cost $61,451)..................................  $ 67,268
                                                                --------
FIXED INCOME FUNDS -- 60.7%
  1,165     Hartford Floating Rate Fund, Class Y..............  $ 11,808
  1,978     Hartford Income Fund, Class Y.....................    20,550
  1,583     Hartford Inflation Plus Fund, Class Y.............    16,716
  2,822     Hartford Short Duration Fund, Class Y.............    27,907
  2,615     Hartford Total Return Bond Fund, Class Y..........    28,167
                                                                --------
            Total fixed income funds
              (cost $105,142).................................  $105,148
                                                                --------
            Total investments in affiliated investment
              companies
              (cost $166,593) (C).............................  $172,416
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $166,900 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $5,739
      Unrealized depreciation..........................    (223)
                                                         ------
      Net unrealized appreciation......................  $5,516
                                                         ======

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD DISCIPLINED EQUITY FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 99.7%
            BASIC MATERIALS -- 4.1%
      50    Freeport-McMoRan Copper & Gold, Inc. .............  $  3,324
      52    Goodyear Tire & Rubber Co. (D)....................     1,713
      95    Kimberly-Clark Corp. .............................     6,761
      40    Lyondell Chemical Co. ............................     1,254
      14    OfficeMax, Inc. ..................................       669
                                                                --------
                                                                  13,721
                                                                --------
            CAPITAL GOODS -- 5.1%
      79    Hasbro, Inc. .....................................     2,500
     155    Lam Research Corp. (D)............................     8,341
      56    Parker-Hannifin Corp. ............................     5,178
      21    Terex Corp. (D)...................................     1,643
                                                                --------
                                                                  17,662
                                                                --------
            CONSUMER CYCLICAL -- 8.9%
     128    Altria Group, Inc. ...............................     8,801
      19    Avnet, Inc. (D)...................................       769
      63    Coach, Inc. (D)(U)................................     3,096
      55    Dillard's, Inc....................................     1,894
      55    Jones Apparel Group, Inc. ........................     1,846
     105    Kohl's Corp. (D)..................................     7,737
      45    Mattel, Inc. .....................................     1,271
      39    Newell Rubbermaid, Inc. ..........................     1,181
     103    Safeway, Inc. ....................................     3,739
      24    TJX Cos., Inc. ...................................       681
                                                                --------
                                                                  31,015
                                                                --------
            CONSUMER STAPLES -- 2.0%
      88    Kraft Foods, Inc. ................................     2,958
      60    Reynolds American, Inc. (G).......................     3,843
                                                                --------
                                                                   6,801
                                                                --------
            ENERGY -- 11.1%
     111    Chevron Corp. ....................................     8,611
     150    ConocoPhillips Holding Co. .......................    10,389
      85    Exxon Mobil Corp. ................................     6,708
       7    Marathon Oil Corp. ...............................       680
     164    Occidental Petroleum Corp. (U)....................     8,325
      56    Valero Energy Corp. ..............................     3,898
                                                                --------
                                                                  38,611
                                                                --------
            FINANCE -- 25.6%
     119    ACE Ltd. .........................................     7,064
     124    Assurant, Inc. ...................................     7,134
      69    Axis Capital Holdings Ltd. .......................     2,552
     235    Bank of America Corp. ............................    11,967
     250    Citigroup, Inc. ..................................    13,386
      15    Comerica, Inc. ...................................       910
      71    Countrywide Financial Corp. (G)(U)................     2,614
      12    Everest Re Group Ltd. ............................     1,228
      18    Federal Home Loan Mortgage Corp. .................     1,192
      41    Goldman Sachs Group, Inc. (G).....................     8,985
      86    Lehman Brothers Holdings, Inc. ...................     6,444
      19    MBIA, Inc. (G)....................................     1,315
      62    Medco Health Solutions, Inc. (D)..................     4,829
      32    Merrill Lynch & Co., Inc..........................     2,878

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
      19    Metlife, Inc. ....................................  $  1,242
      21    PNC Financial Services Group, Inc. ...............     1,534
      17    Ryder System, Inc. ...............................       900
      46    Travelers Co., Inc. (U)...........................     2,472
      78    UnitedHealth Group, Inc. .........................     4,133
      79    US Bancorp........................................     2,721
     161    Western Union Co. ................................     3,391
                                                                --------
                                                                  88,891
                                                                --------
            HEALTH CARE -- 12.3%
      17    Abbott Laboratories...............................       948
      79    Amylin Pharmaceuticals, Inc. (D)(G)...............     3,282
      14    Barr Pharmaceuticals, Inc. (D)....................       667
     287    Bristol-Myers Squibb Co. .........................     8,283
      42    Cephalon, Inc. (D)................................     3,336
      29    Coventry Health Care, Inc. (D)....................     1,677
      55    Eli Lilly & Co. ..................................     3,276
      81    Forest Laboratories, Inc. (D)(G)..................     4,294
      17    Gilead Sciences, Inc. (D).........................     1,422
     128    McKesson Corp. ...................................     7,542
     253    Schering-Plough Corp. ............................     8,027
                                                                --------
                                                                  42,754
                                                                --------
            SERVICES -- 5.2%
      77    Accenture Ltd. Class A............................     2,999
       8    Alliance Data Systems Corp. (D)(G)................       497
      85    EchoStar Communications Corp. Class A (D).........     3,932
      30    Manpower, Inc. (U)................................     2,383
      57    McGraw-Hill Cos., Inc.............................     3,742
      22    Omnicom Group, Inc. (G)...........................     2,262
      80    Unisys Corp. (D)..................................       629
      34    Walt Disney Co. ..................................     1,203
      11    Waste Management, Inc. ...........................       392
                                                                --------
                                                                  18,039
                                                                --------
            TECHNOLOGY -- 22.7%
      68    Apple, Inc. (D)...................................     6,756
     291    AT&T, Inc. .......................................    11,284
      25    BMC Software, Inc. (D)............................       793
      31    CenturyTel, Inc. (G)..............................     1,423
      54    Cisco Systems, Inc. (D)...........................     1,443
      28    Danaher Corp. (G).................................     2,008
     109    Dover Corp. ......................................     5,260
      18    Embarq Corp. .....................................     1,057
      55    First Data Corp. .................................     1,792
     100    General Electric Co. .............................     3,701
     239    Hewlett-Packard Co. ..............................    10,071
      40    IAC/Interactive Corp. (D).........................     1,525
      50    International Business Machines Corp. ............     5,059
       8    L-3 Communications Holdings, Inc. ................       701
      77    Lockheed Martin Corp. ............................     7,422
      28    MEMC Electronic Materials, Inc. (D)(U)............     1,526
      15    MetroPCS Communications, Inc. (D).................       413
     286    Oracle Corp. (D)..................................     5,375
     139    Qwest Communications International, Inc.
              (D)(G)(U).......................................     1,232
      12    Research In Motion Ltd. (D)(G)....................     1,632

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD DISCIPLINED EQUITY FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     196    Symantec Corp. (D)(G).............................  $  3,453
      12    Telephone and Data Systems, Inc. .................       654
      39    Whirlpool Corp....................................     4,124
                                                                --------
                                                                  78,704
                                                                --------
            TRANSPORTATION -- 0.2%
      10    General Dynamics Corp. ...........................       816
                                                                --------
            UTILITIES -- 2.5%
       9    Constellation Energy Group, Inc. .................       838
      15    Entergy Corp. ....................................     1,742
      31    FirstEnergy Corp. (G).............................     2,142
      17    NRG Energy, Inc. (D)(G)...........................     1,327
      43    TXU Corp. ........................................     2,794
                                                                --------
                                                                   8,843
                                                                --------
            Total common stock
              (cost $286,543).................................  $345,857
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 7.4%
            REPURCHASE AGREEMENTS -- 0.1%
 $    40    Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.24%, 05/01/2007...............................  $     40
      15    BNP Paribas Securities Corp. TriParty Joint
              Repurchase Agreement,
              5.23%, 05/01/2007...............................        15
      --    Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.10%, 05/01/2007...............................        --
      20    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................        20
      46    UBS Securities, Inc. TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................        46
                                                                --------
                                                                     121
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 7.3%
            CASH COLLATERAL REINVESTMENT FUND:
  25,405    BNY Institutional Cash Reserve Fund...............    25,405
                                                                --------
            Total short-term investments
              (cost $25,526)..................................  $ 25,526
                                                                --------
            Total investments in securities
              (cost $312,069) (C).............................  $371,383
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.47% of total net assets at April 30, 2007.

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $312,579 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $59,642
      Unrealized depreciation.........................     (838)
                                                        -------
      Net unrealized appreciation.....................  $58,804
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at April 30, 2007.

     At April 30, 2007, cash valued at $729 was designated to cover open put options written as follows (see Note 2 to the accompanying Notes to Financial Statements):

                             NUMBER OF    EXERCISE   EXPIRATION    MARKET     PREMIUMS
      ISSUER                 CONTRACTS*    PRICE        DATE      VALUE (W)   RECEIVED
      ------                 ----------   --------   ----------   ---------   --------
      Countrywide Financial
      Corp.                      65        $30.00     May 2007        $1        $ 8
      Dillard's, Inc.           102         30.00     May 2007         1          7
      McGraw-Hill Cos.,
      Inc.                       77         60.00     May 2007         1          7
      Merrill Lynch & Co.,
      Inc.                       47         80.00     May 2007        --          4
      Symantec Corp.              2         15.00     May 2007        --         --
      Whirlpool Corp.            58         80.00     May 2007        --          4
                                                                      --        ---
      Total Value                                                     $3        $30
                                                                      ==        ===

     * The number of contracts does not omit 000's.

  (U)At April 30, 2007, securities valued at $4,500 were designated to cover open call options written as follows (see Note 2 to accompanying Notes to Financial Statements):

                             NUMBER OF    EXERCISE   EXPIRATION    MARKET     PREMIUMS
      ISSUER                 CONTRACTS*    PRICE        DATE      VALUE (W)   RECEIVED
      ------                 ----------   --------   ----------   ---------   --------
      Coach, Inc.               102        $55.00     May 2007       $ 1        $ 7
      Countrywide Financial
      Corp.                      65         40.00     May 2007         3          5
      Countrywide Financial
      Corp.                      65         37.50     May 2007         7          4
      Manpower, Inc.             69         80.00     May 2007        15          5
      MEMC Electronic
      Materials, Inc.            44         70.00     May 2007         1          6
      Occidental Petroleum
      Corp.                     119         55.00     May 2007         2          7
      Qwest Communications
      International, Inc.       163         10.00     May 2007         2          3
      Travelers Co., Inc.        95         55.00     May 2007         4          5
                                                                     ---        ---
      Total Value                                                    $35        $42
                                                                     ===        ===

     * The number of contracts does not omit 000's.

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD DIVIDEND AND GROWTH FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 97.1%
            BASIC MATERIALS -- 7.7%
   1,572    Alcoa, Inc. ......................................  $   55,794
     213    Bowater, Inc. (G).................................       4,652
     537    Companhia Vale do Rio Doce ADR....................      21,789
   1,320    E.I. DuPont de Nemours & Co. .....................      64,898
     796    International Paper Co. (G).......................      30,036
     610    Kimberly-Clark Corp. .............................      43,378
     369    Newmont Mining Corp. .............................      15,367
     516    Pentair, Inc. ....................................      16,568
   2,612    Rhodia S.A. (D)...................................      10,685
      53    Rio Tinto plc ADR.................................      12,810
     366    Rohm & Haas Co. ..................................      18,733
                                                                ----------
                                                                   294,710
                                                                ----------
            CAPITAL GOODS -- 4.7%
     279    3M Co. ...........................................      23,052
     181    Caterpillar, Inc. ................................      13,173
     594    Deere & Co. ......................................      64,951
     275    Parker-Hannifin Corp. ............................      25,292
     557    Pitney Bowes, Inc. ...............................      26,741
   1,549    Xerox Corp. (D)...................................      28,664
                                                                ----------
                                                                   181,873
                                                                ----------
            CONSUMER CYCLICAL -- 7.9%
     690    Altria Group, Inc. ...............................      47,548
     508    Avery Dennison Corp. .............................      31,573
     445    Home Depot, Inc. (G)..............................      16,841
     550    Honda Motor Co., Ltd. ADR.........................      18,926
   1,000    McDonald's Corp. (G)..............................      48,270
     336    Nike, Inc. Class B................................      18,086
     694    Staples, Inc. ....................................      17,201
   1,004    Sysco Corp. (G)...................................      32,865
   1,575    Wal-Mart Stores, Inc. ............................      75,479
                                                                ----------
                                                                   306,789
                                                                ----------
            CONSUMER STAPLES -- 6.6%
     340    Bunge Ltd. Finance Corp. (G)......................      25,781
     605    Coca-Cola Co. ....................................      31,596
     517    Kraft Foods, Inc. ................................      17,318
     377    Nestle S.A. ADR...................................      37,495
     546    PepsiCo, Inc. ....................................      36,065
     610    Procter & Gamble Co. .............................      39,224
   1,314    Tyson Foods, Inc. Class A (G).....................      27,550
     472    Unilever N.V. NY Shares (G).......................      14,399
     367    Weyerhaeuser Co. (G)..............................      29,066
                                                                ----------
                                                                   258,494
                                                                ----------
            ENERGY -- 15.6%
     501    Anadarko Petroleum Corp. (G)......................      23,358
   1,653    Chevron Corp. ....................................     128,618
     931    ConocoPhillips Holding Co. .......................      64,593
     900    EnCana Corp. .....................................      47,216
   1,713    Exxon Mobil Corp. ................................     135,979
     621    Royal Dutch Shell plc (G).........................      43,039

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            ENERGY -- (CONTINUED)
     409    Schlumberger Ltd. (G).............................  $   30,196
   1,271    Total S.A. ADR (G)................................      93,689
     761    XTO Energy, Inc. .................................      41,305
                                                                ----------
                                                                   607,993
                                                                ----------
            FINANCE -- 16.2%
     560    ACE Ltd. .........................................      33,321
     704    Allstate Corp. ...................................      43,861
     801    American International Group, Inc. ...............      56,019
   2,127    Bank of America Corp. ............................     108,256
   1,976    Citigroup, Inc. ..................................     105,932
     470    Federal Home Loan Mortgage Corp. (G)..............      30,421
     479    MBIA, Inc. (G)....................................      33,337
     307    Merrill Lynch & Co., Inc. ........................      27,701
     347    Metlife, Inc. ....................................      22,778
     254    PNC Financial Services Group, Inc. ...............      18,814
     258    Prudential Financial, Inc. .......................      24,500
     635    State Street Corp. (G)............................      43,739
     695    Synovus Financial Corp. ..........................      21,931
     926    UBS AG............................................      60,071
                                                                ----------
                                                                   630,681
                                                                ----------
            HEALTH CARE -- 10.0%
   1,336    Abbott Laboratories...............................      75,650
     483    AstraZeneca plc ADR...............................      26,248
   1,604    Bristol-Myers Squibb Co. (G)......................      46,286
   1,446    Eli Lilly & Co. ..................................      85,514
     626    Sanofi-Aventis S.A. ADR (G).......................      28,699
   2,627    Schering-Plough Corp. ............................      83,348
     494    Teva Pharmaceutical Industries Ltd. ADR (G).......      18,933
     426    Wyeth.............................................      23,648
                                                                ----------
                                                                   388,326
                                                                ----------
            SERVICES -- 7.0%
     784    Accenture Ltd. Class A............................      30,643
     518    Automatic Data Processing, Inc. ..................      23,177
     129    Broadridge Financial Solutions (D)................       2,594
     843    CBS Corp. Class B.................................      26,796
   1,356    Comcast Corp. Class A (D)(G)......................      36,139
     722    Comcast Corp. Special Class A (D).................      19,050
     635    New York Times Co. Class A (G)....................      14,864
   1,081    Time Warner, Inc. ................................      22,295
     414    United Parcel Service, Inc. Class B...............      29,137
     615    Viacom, Inc. Class B (D)..........................      25,375
   1,164    Waste Management, Inc. (G)........................      43,542
                                                                ----------
                                                                   273,612
                                                                ----------
            TECHNOLOGY -- 15.5%
   4,045    AT&T, Inc. (G)....................................     156,618
   1,931    EMC Corp. (D).....................................      29,311
   2,952    General Electric Co. .............................     108,814
     887    International Business Machines Corp. ............      90,681
     286    Lockheed Martin Corp. ............................      27,458
   1,016    Maxim Integrated Products, Inc. ..................      32,234
   1,015    Medtronic, Inc. (G)...............................      53,735
   1,414    Microsoft Corp. ..................................      42,326

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD DIVIDEND AND GROWTH FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
   1,043    Verizon Communications, Inc. .....................  $   39,838
     200    Whirlpool Corp. (G)...............................      21,153
                                                                ----------
                                                                   602,168
                                                                ----------
            TRANSPORTATION -- 0.5%
   1,392    Southwest Airlines Co. (G)........................      19,978
                                                                ----------
            UTILITIES -- 5.4%
     540    Dominion Resources, Inc. .........................      49,248
   1,041    Exelon Corp. (G)..................................      78,500
     779    FPL Group, Inc. ..................................      50,125
     298    Progress Energy, Inc. (G).........................      15,074
     208    Veolia Environment ADR (G)........................      17,182
                                                                ----------
                                                                   210,129
                                                                ----------
            Total common stock
              (cost $2,905,317)...............................  $3,774,753
                                                                ----------
PRINCIPAL
 AMOUNT
--------

 SHORT-TERM INVESTMENTS -- 16.7%
            REPURCHASE AGREEMENTS -- 3.1%
$ 39,277    Banc of America TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................  $   39,277
  14,547    BNP Paribas TriParty Joint Repurchase Agreement,
              5.23%, 05/01/2007...............................      14,547
     458    Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.10%, 05/01/2007...............................         458
  19,493    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................      19,493
  44,514    UBS Securities, Inc. TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................      44,515
                                                                ----------
                                                                $  118,290
                                                                ----------

                                                                  MARKET
 SHARES                                                         VALUE (W)
--------                                                        ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 13.6%
            CASH COLLATERAL REINVESTMENT FUND:
 529,478    BNY Institutional Cash Reserve Fund...............  $  529,478
                                                                ----------
            Total short-term investments
              (cost $647,768).................................  $  647,768
                                                                ----------
            Total investments in securities
              (cost $3,553,085) (C)...........................  $4,422,521
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 12.38% of total net assets at April 30, 2007.

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $3,556,272 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $885,892
      Unrealized depreciation........................   (19,643)
                                                       --------
      Net unrealized appreciation....................  $866,249
                                                       ========

  (D) Currently non-income producing.

  (G) Security is partially on loan at April 30, 2007.

  (W) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD EQUITY GROWTH ALLOCATION FUND (FORMERLY THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND)

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
AFFILIATED INVESTMENT COMPANIES -- 100.0%
EQUITY FUNDS -- 100.0%
  1,421     Hartford Capital Appreciation Fund, Class Y.......  $ 59,602
  1,458     Hartford Disciplined Equity Fund, Class Y.........    21,588
    821     Hartford Equity Income Fund, Class Y..............    12,133
    866     Hartford Global Leaders Fund, Class Y.............    18,205
    517     Hartford Growth Opportunities Fund, Class Y.......    16,549
    848     Hartford International Opportunities Fund, Class
              Y...............................................    15,631
    952     Hartford International Small Company Fund, Class
              Y...............................................    15,989
    354     Hartford Select MidCap Value Fund, Class Y........     4,741
  1,499     Hartford Select SmallCap Value Fund, Class Y......    17,749
    925     Hartford Small Company Fund, Class Y..............    21,957
  3,665     Hartford Value Fund, Class Y......................    48,741
                                                                --------
            Total investments in affiliated investment
              companies
              (cost $228,676) (C).............................  $252,885
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $228,678 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $24,207
      Unrealized depreciation.........................       --
                                                        -------
      Net unrealized appreciation.....................  $24,207
                                                        =======

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD EQUITY INCOME FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 97.5%
            BASIC MATERIALS -- 7.9%
     140    Air Products and Chemicals, Inc. .................  $ 10,687
     276    Alcoa, Inc. ......................................     9,798
     431    Dow Chemical Co. .................................    19,219
     210    E.I. DuPont de Nemours & Co. .....................    10,320
      89    International Paper Co. ..........................     3,338
     163    Kimberly-Clark Corp. .............................    11,610
     110    PPG Industries, Inc. .............................     8,111
                                                                --------
                                                                  73,083
                                                                --------
            CAPITAL GOODS -- 6.9%
     103    3M Co. ...........................................     8,525
     275    American Standard Cos., Inc. .....................    15,142
     120    Deere & Co. ......................................    13,084
     176    Goodrich Corp. ...................................     9,975
     348    Pitney Bowes, Inc. ...............................    16,694
                                                                --------
                                                                  63,420
                                                                --------
            CONSUMER CYCLICAL -- 2.5%
     332    Altria Group, Inc. ...............................    22,902
                                                                --------
            CONSUMER STAPLES -- 7.1%
     134    Campbell Soup Co. (G).............................     5,239
     129    Colgate-Palmolive Co. ............................     8,718
      92    Diageo plc ADR....................................     7,756
     205    General Mills, Inc. ..............................    12,281
     239    Kellogg Co. ......................................    12,649
     230    Kraft Foods, Inc. ................................     7,697
     167    PepsiCo, Inc. ....................................    11,037
                                                                --------
                                                                  65,377
                                                                --------
            ENERGY -- 11.1%
     465    Chevron Corp. ....................................    36,157
     301    ConocoPhillips Holding Co. .......................    20,865
     510    Exxon Mobil Corp. ................................    40,485
      89    Royal Dutch Shell plc ADR (G).....................     6,309
                                                                --------
                                                                 103,816
                                                                --------
            FINANCE -- 28.7%
     168    ACE Ltd. .........................................    10,002
     186    Allstate Corp. ...................................    11,567
     790    Bank of America Corp. ............................    40,233
     235    Bank of New York Co., Inc. .......................     9,513
     286    Chubb Corp. ......................................    15,393
     697    Citigroup, Inc. ..................................    37,379
     586    Host Hotels & Resorts, Inc. ......................    15,020
     484    JP Morgan Chase & Co. ............................    25,211
     198    Lloyd's TSB Group plc ADR (G).....................     9,221
     249    PNC Financial Services Group, Inc. ...............    18,438
      89    SunTrust Banks, Inc. .............................     7,478
     760    US Bancorp (G)....................................    26,112
     387    UBS AG............................................    25,102
     133    Wachovia Corp. ...................................     7,374
     233    Wells Fargo & Co. ................................     8,380
                                                                --------
                                                                 266,423
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            HEALTH CARE -- 8.4%
     232    Abbott Laboratories...............................  $ 13,136
     253    Baxter International, Inc. .......................    14,325
     307    Bristol-Myers Squibb Co. .........................     8,857
     150    Eli Lilly & Co. ..................................     8,870
     160    GlaxoSmithKline plc ADR...........................     9,251
     423    Wyeth.............................................    23,453
                                                                --------
                                                                  77,892
                                                                --------
            SERVICES -- 1.9%
      16    Gannett Co., Inc. ................................       884
     198    R.R. Donnelley & Sons Co. ........................     7,968
     235    Waste Management, Inc. ...........................     8,776
                                                                --------
                                                                  17,628
                                                                --------
            TECHNOLOGY -- 12.1%
   1,157    AT&T, Inc. .......................................    44,783
     215    Chunghwa Telecom Co., Ltd. ADR....................     4,269
     968    General Electric Co. .............................    35,673
     305    Nokia Corp. (D)(G)................................     7,689
     502    Verizon Communications, Inc. (G)..................    19,161
                                                                --------
                                                                 111,575
                                                                --------
            UTILITIES -- 10.9%
     213    American Electric Power Co., Inc. ................    10,677
     173    Consolidated Edison, Inc. (G).....................     8,847
     124    Dominion Resources, Inc. .........................    11,327
      98    Entergy Corp. ....................................    11,065
     218    Exelon Corp. .....................................    16,417
     415    FPL Group, Inc. ..................................    26,703
      57    PPL Corp. ........................................     2,473
     138    SCANA Corp. ......................................     5,986
     193    Southern Co. (G)..................................     7,297
                                                                --------
                                                                 100,792
                                                                --------
            Total common stock
              (cost $755,752).................................  $902,908
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 6.8%
            REPURCHASE AGREEMENTS -- 1.3%
 $ 4,129    Banc of America TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................  $  4,129
   1,529    BNP Paribas Securities Corp. TriParty Joint
              Repurchase Agreement,
              5.23%, 05/01/2007...............................     1,529
      48    Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.10%, 05/01/2007...............................        48

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS -- (CONTINUED)
 $ 2,049    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................  $  2,049
   4,680    UBS Securities, Inc. TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................     4,680
                                                                --------
                                                                  12,435
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 5.5%
            CASH COLLATERAL REINVESTMENT FUND:
  50,533    BNY Institutional Cash Reserve Fund...............    50,533
                                                                --------
            Total short-term investments
              (cost $62,968)..................................  $ 62,968
                                                                --------
            Total investments in securities
              (cost $818,720) (C).............................  $965,876
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.52% of total net assets at April 30, 2007.

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $818,832 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $147,280
      Unrealized depreciation........................      (236)
                                                       --------
      Net unrealized appreciation....................  $147,044
                                                       ========

  (D)Currently non-income producing.

  (G)Security is partially on loan at April 30, 2007.

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD FLOATING RATE FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 1.1%
            FINANCE -- 1.1%
$   2,600   Bayview Financial Acquisition Trust,
              7.47%, 05/28/2037 (L)...........................  $    2,600
    2,000   CS First Boston Mortgage Securities Corp.,
              7.02%, 11/15/2019 #(I)(L).......................       1,908
    1,800   CS First Boston Mortgage Securities Corp.,
              7.27%, 11/15/2019 (H)(L)........................       1,681
   30,513   Goldman Sachs Mortgage Securities Corp.,
              6.82%, 02/01/2008 (J)(L)........................      30,513
    5,000   HELIOS Asset Backed Security,
              7.67%, 05/08/2012 (Q)...........................       5,000
      659   Lehman Brothers Commercial Mortgage Trust,
              6.97%, 07/15/2018 #(I)(L).......................         656
    4,453   Structured Asset Securities Corp.,
              7.82%, 02/25/2037 (L)...........................       4,372
    4,363   Wells Fargo Home Equity Trust,
              7.57%, 03/25/2037 (L)...........................       4,171
                                                                ----------
            Total asset & commercial
              mortgage backed securities
              (cost $51,089)..................................  $   50,901
                                                                ----------
CORPORATE BONDS: INVESTMENT GRADE -- 0.3%
            SERVICES -- 0.2%
    2,500   Service Corp. International Series A,
              7.37%, 11/28/2011 #(J)(L).......................  $    2,500
    8,000   Service Corp. International Series B,
              7.37%, 11/28/2011 #(J)(L).......................       8,000
                                                                ----------
                                                                    10,500
                                                                ----------
            TECHNOLOGY -- 0.1%
    4,000   Rogers Wireless, Inc.,
              8.48%, 12/15/2010 #(L)..........................       4,080
                                                                ----------
            Total corporate bonds: investment grade
              (cost $14,565)..................................  $   14,580
                                                                ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 7.8%
            BASIC MATERIALS -- 2.4%
   14,000   Abitibi-Consolidated, Inc.,
              8.85%, 06/15/2011 #(L)..........................  $   13,720
    5,000   Berry Plastics Holding Co.,
              9.23%, 09/15/2014 #(L)..........................       5,113
      575   Boise Cascade LLC,
              8.23%, 10/15/2012 #(L)..........................         575
   12,000   Bowater, Inc.,
              8.35%, 03/15/2010 #(L)..........................      12,060
    1,000   Equistar Chemicals L.P.,
              8.75%, 02/15/2009 #.............................       1,044
    1,000   Equistar Chemicals L.P.,
              10.63%, 05/01/2011 #............................       1,055
    6,650   Freeport-McMoRan Copper & Gold, Inc.,
              8.56%, 04/01/2015 #(L)..........................       7,016

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            BASIC MATERIALS -- (CONTINUED)
$   5,500   Graphic Packing International,
              8.50%, 08/15/2011 #.............................  $    5,704
    9,055   Lyondell Chemical Co.,
              11.13%, 07/15/2012 #............................       9,644
    8,700   Nalco Co.,
              7.75%, 11/15/2011 #.............................       8,961
    7,750   Norske Skog Canada Ltd.,
              8.63%, 06/15/2011 #.............................       7,857
   14,195   Nova Chemicals Corp.,
              8.50%, 11/15/2013 #(L)..........................      14,443
    1,035   Owens-Brockway Glass Container, Inc.,
              8.75%, 11/15/2012 #.............................       1,091
    5,220   Playtex Products, Inc.,
              9.38%, 06/01/2011 #.............................       5,390
    4,000   United States Steel Corp.,
              9.75%, 05/15/2010 #.............................       4,200
    3,000   Verso Paper Holdings LLC,
              9.11%, 08/01/2014 #(I)(L).......................       3,090
                                                                ----------
                                                                   100,963
                                                                ----------
            CAPITAL GOODS -- 0.1%
    4,000   ESCO Corp.,
              9.23%, 12/15/2013 #(I)(L).......................       4,140
    2,000   K2, Inc.,
              7.38%, 07/01/2014 #.............................       2,110
                                                                ----------
                                                                     6,250
                                                                ----------
            CONSUMER CYCLICAL -- 0.9%
   12,415   Aramark Corp.,
              8.86%, 02/01/2015 #(I)(L).......................      12,756
    7,115   AutoNation, Inc.,
              7.36%, 04/15/2013 #(L)..........................       7,177
   10,550   Builders FirstSource, Inc.,
              9.61%, 02/15/2012 #(L)..........................      10,721
    2,000   GSC Holdings Corp.,
              9.22%, 10/01/2011 #(L)..........................       2,073
    3,000   K. Hovnanian Enterprises, Inc.,
              8.88%, 04/01/2012 #.............................       2,940
    5,990   Stater Brothers Holdings, Inc.,
              8.85%, 06/15/2010 #(L)..........................       6,057
                                                                ----------
                                                                    41,724
                                                                ----------
            CONSUMER STAPLES -- 0.5%
    5,000   Appleton Papers, Inc.,
              8.13%, 06/15/2011 #.............................       5,194
    4,001   Land O'Lakes, Inc.,
              8.75%, 11/15/2011 #.............................       4,161
    5,395   Nutro Products, Inc.,
              9.37%, 10/15/2013 #(I)(L).......................       5,516
    5,900   Pilgrim's Pride Corp.,
              9.63%, 09/15/2011 #.............................       6,151
                                                                ----------
                                                                    21,022
                                                                ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            ENERGY -- 0.2%
$   1,633   Amerigas Partners L.P.,
              7.13%, 05/20/2016 #.............................  $    1,653
    9,000   Amerigas Partners L.P.,
              7.25%, 05/20/2015 #.............................       9,158
                                                                ----------
                                                                    10,811
                                                                ----------
            FINANCE -- 0.6%
    7,000   Avis Budget Car Rental LLC,
              7.86%, 05/15/2014 #(I)(L).......................       7,193
    4,000   Crescent Real Estate Equities Co.,
              9.25%, 04/15/2009 #.............................       4,090
    5,000   Ford Motor Credit Co.,
              8.11%, 01/13/2012 #(L)..........................       4,932
    2,000   Ford Motor Credit Co.,
              8.36%, 11/02/2007 #(L)..........................       2,019
    2,590   Ford Motor Credit Co.,
              9.81%, 04/15/2012 #(L)..........................       2,768
    4,410   Kar Holdings, Inc.,
              9.36%, 05/01/2014 #(I)(L).......................       4,509
    3,155   Snowqualmie Entertainment Authority,
              9.15%, 02/01/2014 #(I)(L).......................       3,222
                                                                ----------
                                                                    28,733
                                                                ----------
            SERVICES -- 0.6%
   12,500   Cablevision Systems Corp.,
              9.82%, 04/01/2009 #(L)..........................      13,250
    9,000   DirecTV Holdings LLC,
              8.38%, 03/15/2013 #.............................       9,494
    1,500   Primedia, Inc.,
              10.73%, 05/15/2010 #(L).........................       1,551
    4,700   Unisys Corp.,
              7.88%, 04/01/2008 #.............................       4,724
                                                                ----------
                                                                    29,019
                                                                ----------
            TECHNOLOGY -- 2.5%
    2,140   American Cellular Corp.,
              10.00%, 08/01/2011 #............................       2,260
    7,000   Centennial Communications Corp.,
              11.10%, 01/01/2013 #(L).........................       7,359
    7,000   Cincinnati Bell, Inc.,
              7.25%, 07/15/2013 #.............................       7,280
    2,000   Dobson Cellular Systems,
              8.38%, 11/01/2011 #.............................       2,133
    7,000   Dobson Communications Corp.,
              6.09%, 10/15/2012 #(L)..........................       7,210
   10,000   Freescale Semiconductor, Inc.,
              9.23%, 12/15/2014 #(I)(L).......................      10,000
   10,905   General Cable Corp.,
              7.72%, 04/01/2015 #(I)(L).......................      11,014
    4,000   Inmarsat Finance plc,
              7.63%, 06/30/2012 #.............................       4,178
   11,000   Intelsat Bermuda Ltd.,
              8.87%, 01/15/2015 #(L)..........................      11,248
    4,000   IPCS, Inc.,
              7.48%, 05/01/2013 #(I)(L).......................       4,020

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            TECHNOLOGY -- (CONTINUED)
$   9,000   Level 3 Financing, Inc.,
              9.11%, 02/15/2015 #(I)(L).......................  $    9,113
    7,000   Nortel Networks Ltd.,
              9.61%, 07/15/2011 #(I)(L).......................       7,490
   15,040   NXP B.V./NXP Funding LLC,
              8.11%, 10/15/2013 #(I)(L).......................      15,529
    2,900   Qwest Communications International, Inc.,
              8.86%, 02/15/2009 #(L)..........................       2,929
    2,390   Qwest Corp.,
              8.60%, 06/15/2013 #(L)..........................       2,614
    6,500   Rural Cellular Corp.,
              11.11%, 11/01/2012 #(L).........................       6,744
                                                                ----------
                                                                   111,121
                                                                ----------
            Total corporate bonds: non-investment grade
              (cost $346,730).................................  $  349,643
                                                                ----------
SENIOR FLOATING RATE INTERESTS: INVESTMENT GRADE (V) -- 0.5%
            FINANCE -- 0.5%
   20,500   Residential Capital Corp.,
              6.07%, 07/28/2008 (N)...........................  $   20,269
                                                                ----------
            Total senior floating rate interests investment
              grade
              (cost $20,448)..................................  $   20,269
                                                                ----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE (V) -- 90.6%
            BASIC MATERIALS -- 11.2%
    7,000   Arizona Chemical Co.,
              7.36%, 02/27/2013 (N)...........................  $    7,022
    3,000   Arizona Chemical Co.,
              10.86%, 02/27/2014 (N)..........................       3,030
      625   Basell Finance Co., Term Loan B2,
              7.57%, 09/15/2013 (N)...........................         629
      125   Basell Finance Co., Term Loan B4,
              7.57%, 09/15/2013 (N)...........................         126
      625   Basell Finance Co., Term Loan B2,
              8.32%, 09/15/2013 (N)...........................         629
      125   Basell Finance Co., Term Loan B4,
              8.32%, 09/15/2013 (N)...........................         126
   23,000   Berry Plastics Holding Co.,
              7.32%, 04/03/2015 (N)...........................      23,067
    4,938   Blount, Inc.,
              7.80%, 06/09/2010 #(N)..........................       4,933
    1,000   Brenntag Group,
              11.87%, 12/22/2012 (N)..........................       1,023
      196   Brenntag Group, Acquisition Term,
              7.89%, 01/12/2014 (N)...........................         198
      804   Brenntag Group, Term Loan B2,
              7.89%, 01/12/2014 (N)...........................         813
    1,667   Calumet Lubricants Co. L.P.,
              8.69%, 12/01/2012 (N)...........................       1,667
    1,646   Calumet Lubricants Co. L.P.,
              8.84%, 12/01/2012 (N)...........................       1,646

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD FLOATING RATE FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE (V) -- (CONTINUED)
            BASIC MATERIALS -- (CONTINUED)
$   3,696   Celanese U.S. Holdings LLC,
              7.07%, 03/30/2014 (N)(Q)........................  $    3,700
   15,304   Celanese U.S. Holdings LLC,
              7.10%, 03/30/2014 (N)(Q)........................      15,376
      628   Cenveo, Inc., Delayed Draw Term Loan,
              7.10%, 03/16/2014 (N)(Q)........................         628
    2,001   Cenveo, Inc., Term Loan B,
              7.10%, 03/16/2014 (N)(Q)........................       2,003
    5,792   Cenveo, Inc., Term Loan C,
              7.10%, 03/16/2014 (N)(Q)........................       5,800
    2,676   Coffeyville Resources,
              8.25%, 12/21/2010 (AA)..........................       2,700
   13,790   Coffeyville Resources,
              8.35%, 12/21/2013 (N)...........................      13,916
    9,337   Columbian Chemicals Co.,
              7.10%, 03/15/2013 (N)(Q)........................       9,337
    4,000   Columbian Chemicals Co.,
              7.10%, 03/16/2013 (N)...........................       4,000
    9,022   Compass Minerals Group, Inc.,
              6.85%, 12/22/2012 (N)...........................       9,027
    9,000   Domtar, Inc.,
              6.74%, 03/01/2014 (N)...........................       8,980
    5,953   Eastman Kodak Co.,
              7.57%, 10/19/2012 (N)...........................       5,957
    7,787   Eastman Kodak Co.,
              7.75%, 10/19/2012 (N)...........................       7,795
    7,529   Foamex International, Inc.,
              7.60%, 02/08/2013 (N)...........................       7,539
   22,257   Freeport-McMoRan Copper & Gold, Inc.,
              7.07%, 03/19/2014 (N)...........................      22,323
    3,511   Georgia Gulf Corp.,
              7.32%, 09/01/2013 (N)...........................       3,525
   27,240   Georgia-Pacific Corp., First Lien Term Loan,
              7.09%, 02/14/2013 (N)(Q)........................      27,361
    7,149   Georgia-Pacific Corp., Term Loan B2,
              7.09%, 02/14/2013 (N)...........................       7,181
   15,250   Goodyear Tire & Rubber Co.,
              7.10%, 04/18/2014 (N)(Q)........................      15,307
    2,500   Goodyear Tire & Rubber Co.,
              7.11%, 04/30/2010 (AA)..........................       2,510
   17,000   Graham Packaging Co., Inc.,
              7.63%, 04/03/2014 (N)...........................      17,099
    1,822   Graphic Packaging Corp.,
              7.83%, 08/08/2010 (N)...........................       1,825
   23,195   Hexion Specialty Chemicals,
              Term Loan C1,
              7.88%, 05/15/2013 (N)...........................      23,358
    5,040   Hexion Specialty Chemicals,
              Term Loan C2,
              7.88%, 05/15/2013 (N)...........................       5,075
    1,493   Hexion Specialty Chemicals,
              Term Loan C4,
              7.88%, 05/15/2013 (N)...........................       1,503

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            BASIC MATERIALS -- (CONTINUED)
$  42,230   Huntsman International LLC,
              7.07%, 04/23/2014 (N)(Q)........................  $   42,362
 EUR  500   Ineos Group Holdings plc,
              7.77%, 02/01/2013 (N)...........................         695
    5,198   Ineos Group,
              7.58%, 02/01/2013 (N)...........................       5,254
    5,198   Ineos Group,
              8.08%, 02/01/2013 (N)...........................       5,249
      659   Innophos, Inc.,
              7.57%, 08/01/2010 (N)...........................         661
    3,588   Intertape Polymer Group, Inc.,
              8.05%, 07/28/2011 (N)...........................       3,592
   22,666   ISP Chemco, Inc.,
              7.13%, 02/16/2013 (N)...........................      22,784
   19,000   Jarden Corp., Term Loan,
              7.10%, 01/24/2012 (N)...........................      19,020
   14,733   Jarden Corp., Term Loan B2,
              7.10%, 01/24/2012 (N)...........................      14,739
    5,908   Jarden Corp., Term Loan B3,
              7.10%, 01/24/2012 (N)(Q)........................       5,920
   18,820   John Maneely Co.,
              8.61%, 12/06/2013 (N)...........................      18,834
    1,990   Kranson Industries,
              7.60%, 07/31/2013 (N)...........................       1,995
   10,458   Lyondell Chemical Co.,
              6.86%, 08/16/2013 (N)...........................      10,490
    6,500   MacDermid, Inc.,
              7.32%, 04/11/2014 (N)(Q)........................       6,508
    6,869   Mega Bloks, Inc.,
              7.13%, 07/26/2012 (N)...........................       6,856
    2,000   MMGS Packaging Acquisition Corp.,
              7.60%, 03/08/2014 (N)...........................       2,009
    1,000   MMGS Packaging Acquisition Corp.,
              10.86%, 03/08/2015 (N)..........................       1,008
    1,504   Mueller Group, Inc.,
              7.34%, 10/31/2012 (N)...........................       1,511
    9,923   Nalco Co.,
              7.10%, 11/04/2010 (N)...........................       9,989
    2,402   NCI Building Systems, Inc.,
              6.82%, 06/18/2010 (N)...........................       2,405
    1,462   Novelis, Inc., Canadian Term Loan B,
              7.61%, 01/07/2012 (N)...........................       1,462
    2,538   Novelis, Inc., US Term Loan B,
              7.61%, 01/07/2012 (N)...........................       2,540
      985   PQ Corp.,
              7.35%, 02/11/2012 (N)...........................         987
      438   Smurfit-Stone Container Enterprises, Inc., Deposit
              Funded Loan,
              7.38%, 11/01/2010 (N)...........................         442
    2,014   Smurfit-Stone Container Enterprises, Inc., Term
              Loan B,
              7.38%, 11/01/2010 (N)...........................       2,030
    1,057   Smurfit-Stone Container Enterprises, Inc., Term
              Loan C,
              7.38%, 11/01/2011 (N)...........................       1,066

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE (V) -- (CONTINUED)
            BASIC MATERIALS -- (CONTINUED)
$   2,365   Smurfit-Stone Container Enterprises, Inc., Term
              Loan C1,
              7.38%, 11/01/2011 (N)...........................  $    2,384
   10,639   Solo Cup Co.,
              8.85%, 02/27/2011 (N)...........................      10,792
    4,300   Solo Cup Co.,
              11.57%, 02/25/2012 (N)..........................       4,391
    2,000   Solutia, Inc.,
              8.36%, 03/31/2008 (F)(N)........................       2,019
   22,804   Tupperware Corp.,
              6.84%, 11/07/2012 (N)...........................      22,786
                                                                ----------
                                                                   501,514
                                                                ----------
            CAPITAL GOODS -- 2.6%
    5,190   ACCO Brands Corp.,
              7.11%, 08/15/2012 (N)...........................       5,212
    2,500   Babcock & Wilcox Co.,
              8.00%, 02/14/2012 (AA)..........................       2,513
    1,500   BE Aerospace, Inc.,
              7.13%, 08/22/2012 (N)...........................       1,503
    2,286   Bluegrass Container Corp., First Lien Term Loan,
              7.59%, 06/29/2013 (N)...........................       2,317
    7,639   Bluegrass Container Corp., Term Loan B,
              7.59%, 06/29/2013 (N)...........................       7,717
    2,788   Bluegrass Container Corp., Second Lien,
              10.32%, 06/29/2013 (N)..........................       2,844
    8,712   Bluegrass Container Corp., Second Lien Term Loan,
              10.32%, 06/29/2013 (N)..........................       8,857
    3,366   Dresser, Inc.,
              10.00%, 11/01/2013 (N)..........................       3,366
      975   Hawker Beechcraft Acquisition Co.,
              7.25%, 03/27/2014 (AA)(Q).......................         979
   11,525   Hawker Beechcraft Acquisition Co.,
              7.32%, 03/27/2014 (N)(Q)........................      11,572
      694   Invensys International Holdings,
              7.35%, 01/15/2011 (N)...........................         700
      556   Invensys International Holdings,
              7.36%, 12/15/2010 (N)...........................         560
    3,148   K & F Industries Holdings, Inc.,
              7.32%, 11/18/2012 (N)...........................       3,150
    9,000   Macandrews Amg Holdings LLC,
              11.07%, 04/17/2012 (N)..........................       9,045
   13,925   Nacco Material Handling Group,
              7.36%, 03/22/2013 (N)...........................      13,907
    2,000   Primus International, Inc.,
              7.82%, 06/07/2012 (N)...........................       2,008
    3,284   Primus International, Inc., Term Loan B,
              7.82%, 06/07/2012 (N)...........................       3,296
    1,261   Spirit Aerosystems, Inc.,
              7.11%, 09/30/2013 (N)...........................       1,264
    3,956   Targus Group International,
              8.87%, 11/22/2012 (N)...........................       3,857

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            CAPITAL GOODS -- (CONTINUED)
$   4,500   Transdigm, Inc.,
              7.35%, 06/23/2013 (N)...........................  $    4,525
    7,688   Unifrax Corp.,
              7.63%, 05/02/2013 (N)...........................       7,714
    1,734   Visant Holding Corp.,
              7.33%, 10/04/2011 (N)...........................       1,742
    3,976   Vought Aircraft Industries, Inc.,
              7.83%, 12/22/2011 (N)...........................       4,003
    1,982   Wesco Aircraft Hardware Corp.,
              7.60%, 09/29/2013 (N)...........................       1,994
   10,059   Yankee Candle Co.,
              7.35%, 02/06/2014 (N)(Q)........................      10,103
                                                                ----------
                                                                   114,748
                                                                ----------
            CONSUMER CYCLICAL -- 12.1%
    6,505   Accuride Corp.,
              7.38%, 01/31/2012 (N)...........................       6,527
   19,508   AM General LLC,
              8.26%, 09/01/2013 (N)...........................      19,459
    3,915   American Axle & Manufacturing Holdings, Inc., Term
              Loan B,
              9.63%, 07/08/2011 (N)...........................       4,008
    3,132   American Axle & Manufacturing Holdings, Inc.,
              9.63%, 07/08/2011 (N)...........................       3,207
      661   American General Finance Corp.,
              8.32%, 09/01/2013 (N)...........................         667
    1,714   Aramark Corp.,
              7.33%, 01/19/2014 (AA)(Q).......................       1,722
   23,978   Aramark Corp.,
              7.48%, 01/19/2014 (N)(Q)........................      24,094
    3,180   Armstrong World Industries, Inc.,
              7.07%, 10/13/2013 (N)...........................       3,184
    3,479   Axletech International,
              7.60%, 10/20/2012 (N)...........................       3,505
    2,000   Axletech International,
              11.85%, 04/20/2013 (N)..........................       2,015
    6,500   Brand Energy & Infrastructure Services,
              7.63%, 02/08/2014 (N)...........................       6,516
    1,493   Building Materials Holdings Corp.,
              7.85%, 11/10/2013 (N)...........................       1,491
    5,936   Contech Construction Products,
              7.32%, 01/31/2013 (N)...........................       5,958
    7,149   Custom Building Products,
              7.60%, 10/20/2011 (N)...........................       7,140
   30,500   Dana Corp.,
              7.88%, 03/03/2008 (F)(N)........................      30,500
    6,500   David's Bridal, Inc.,
              7.40%, 01/25/2014 (N)...........................       6,459
    8,000   Delphi Corp.,
              8.13%, 01/18/2008 (F)(N)........................       8,020
    5,940   Dollarama Group L.P.,
              7.36%, 11/18/2011 (N)...........................       5,962
   19,160   Easton-Bell Sports, Inc.,
              7.07%, 03/16/2012 (N)(Q)........................      19,152

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD FLOATING RATE FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE (V) -- (CONTINUED)
            CONSUMER CYCLICAL -- (CONTINUED)
$   2,750   Federal-Mogul Corp.,
              7.32%, 12/09/2006 (F)(N)........................  $    2,751
   28,603   Ford Motor Co.,
              8.36%, 12/15/2013 (N)...........................      28,764
    4,500   Foster Wheeler LLC,
              5.26%, 09/12/2011 (N)...........................       4,511
   13,466   General Motors Corp.,
              7.73%, 11/27/2013 (N)...........................      13,559
    1,995   Gibson Guitar Corp.,
              7.86%, 12/29/2013 (N)...........................       2,015
    5,093   Hanesbrands, Inc.,
              7.11%, 09/05/2013 (N)...........................       5,118
    4,761   Invista B.V., Term Loan A1,
              6.85%, 04/30/2010 (N)...........................       4,749
   10,889   Invista B.V., Term Loan A2,
              6.85%, 04/30/2010 (N)...........................      10,862
   13,698   Jean Coutu Group,
              7.88%, 07/30/2011 (N)...........................      13,701
   11,964   Lear Corp.,
              7.85%, 04/25/2012 (N)...........................      11,967
   23,000   Levi Strauss & Co.,
              7.59%, 03/09/2014 (N)(Q)........................      22,792
   10,415   Masonite International Corp., Canadian Term Loan,
              7.35%, 04/30/2010 (N)...........................      10,168
   10,431   Masonite International Corp., US Term Loan,
              7.35%, 04/30/2010 (N)...........................      10,223
    4,000   Masonite International Corp.,
              11.00%, 10/11/2011 (N)..........................       3,600
    5,846   Michaels Stores, Inc.,
              8.13%, 10/30/2012 (N)...........................       5,883
    3,022   Mosaic Comp.,
              7.12%, 11/30/2013 (N)...........................       3,040
    5,000   Mother's Work, Inc.,
              7.86%, 03/09/2013 (N)...........................       5,019
    3,467   Navistar International, Revolver,
              8.61%, 01/17/2012 (N)(Q)........................       3,509
   11,533   Navistar International, Term Loan,
              8.61%, 01/17/2012 (N)(Q)........................      11,678
    6,593   Neiman Marcus Group,
              7.35%, 04/06/2013 (N)...........................       6,647
    7,892   Nortek, Inc.,
              7.36%, 08/27/2011 (N)...........................       7,910
   36,908   Oshkosh Trucking Corp.,
              7.10%, 11/30/2013 (N)...........................      37,034
    1,950   Oshkosh Trucking Corp.,
              7.10%, 12/06/2013 (N)...........................       1,952
    5,985   Petco Animal Supplies, Inc,
              7.85%, 10/25/2013 (N)...........................       6,032
    2,978   Pro-Build Holdings, Inc.,
              7.10%, 06/21/2013 (N)...........................       2,944
    3,980   Radio Systems Corp.,
              8.07%, 10/31/2013 (N)...........................       3,997

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            CONSUMER CYCLICAL -- (CONTINUED)
$  19,000   RJ Tower Corp.,
              9.94%, 08/02/2007 (F)(N)........................  $   18,891
    6,429   Roundy's Supermarkets, Inc.,
              8.09%, 11/03/2011 (N)...........................       6,480
    1,995   Samsonite Corp.,
              7.60%, 12/21/2013 (N)...........................       2,007
    9,436   Sports Authority, Inc.,
              7.60%, 04/25/2013 (N)...........................       9,436
   14,714   Standard Pacific Corp.,
              6.86%, 04/25/2013 (N)...........................      14,494
      333   Standard Steel LLC,
              7.86%, 07/10/2012 (AA)(Q).......................         335
    1,654   Standard Steel LLC,
              7.87%, 07/10/2012 (N)...........................       1,665
    4,212   Supervalu, Inc.,
              6.72%, 06/01/2011 (N)...........................       4,210
   26,747   Supervalu, Inc.,
              6.84%, 05/30/2013 (N)...........................      26,840
    3,457   Tensar Corp.,
              8.11%, 10/28/2012 (N)...........................       3,457
   24,500   Toys R Us, Inc.,
              8.32%, 11/30/2008 (N)...........................      24,623
    3,456   TRW Automotive,
              6.88%, 06/30/2012 (N)...........................       3,456
    3,959   United Subcontractors, Inc.,
              8.12%, 12/27/2012 (N)...........................       3,922
   16,293   William Carter Co.,
              6.85%, 07/14/2012 (N)(Q)........................      16,278
                                                                ----------
                                                                   536,105
                                                                ----------
            CONSUMER STAPLES -- 4.0%
    2,538   Agricore United, Canadian,
              7.13%, 08/04/2013 (N)...........................       2,541
    1,438   Agricore United,
              7.13%, 08/04/2013 (N)...........................       1,440
    1,330   American Seafoods Group,
              7.10%, 09/30/2011 (N)...........................       1,334
   14,592   American Seafoods Group,
              7.10%, 09/30/2012 (N)...........................      14,574
    1,500   American Seafoods Group,
              7.11%, 09/30/2012 (AA)(Q).......................       1,504
    4,000   B & G Foods, Inc.,
              7.36%, 02/22/2013 (N)...........................       4,020
    7,500   Bird's Eye Foods, Inc.,
              7.09%, 03/21/2014 (N)(Q)........................       7,512
    2,580   Chattem, Inc.,
              7.11%, 12/15/2012 (N)...........................       2,599
      713   Chiquita Brands International, Inc., Term Loan B,
              8.38%, 06/28/2012 (N)...........................         717
   15,344   Chiquita Brands International, Inc., Term Loan C,
              8.38%, 06/28/2012 (N)...........................      15,504
    2,500   Constellation Brands, Inc.,
              6.88%, 06/05/2013 (N)...........................       2,506

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE (V) -- (CONTINUED)
            CONSUMER STAPLES -- (CONTINUED)
$  24,000   Dean Foods Co.,
              6.88%, 03/29/2014 (N)...........................  $   24,032
    3,962   Del Monte Foods Co.,
              6.84%, 02/08/2012 (N)...........................       3,964
    3,230   Dole Food Co., Inc.,
              7.23%, 04/12/2013 (AA)(Q).......................       3,230
   22,596   Dole Food Co., Inc.,
              7.46%, 04/12/2013 (N)(Q)........................      22,582
    6,780   Dole Food Co., Inc.,
              7.54%, 04/12/2013 (N)(Q)........................       6,771
    3,990   DS Waters, Inc.,
              7.57%, 11/03/2013 (N)...........................       3,990
   11,500   Huish Detergents, Inc.,
              7.36%, 04/25/2014 (AA)(Q).......................      11,514
    3,500   Huish Detergents, Inc.,
              9.61%, 10/25/2014 (AA)(Q).......................       3,557
      381   Johnson Diversey, Inc.,
              7.86%, 12/16/2010 (N)...........................         386
    2,289   Johnson Diversey, Inc.,
              7.86%, 12/16/2011 (N)...........................       2,312
    6,197   Michael Foods, Inc.,
              7.36%, 11/21/2010 (N)...........................       6,224
    2,788   New Page Corp.,
              7.63%, 05/02/2011 (N)...........................       2,809
    9,895   Nutro Products, Inc.,
              7.35%, 04/21/2013 (N)(Q)........................       9,883
    1,385   OSI Group, Inc., Dutch Term Loan,
              7.35%, 09/02/2011 (N)(Q)........................       1,389
    1,108   OSI Group, Inc., German Term Loan,
              7.35%, 09/02/2011 (N)(Q)........................       1,111
    2,494   OSI Group, Inc., US Term Loan B,
              7.35%, 09/02/2011 (N)(Q)........................       2,500
    6,048   Piere Foods, Inc.,
              7.61%, 06/30/2010 (N)...........................       6,070
    9,925   Reynolds American, Inc.,
              7.11%, 05/31/2012 (N)...........................       9,985
    2,978   United Agri Products, Inc.,
              7.36%, 06/01/2012 (N)...........................       2,978
                                                                ----------
                                                                   179,538
                                                                ----------
            ENERGY -- 1.8%
    2,749   Citgo Petroleum Corp.,
              6.70%, 11/14/2012 (N)...........................       2,748
   13,000   Energy Transfer Partners,
              7.08%, 12/19/2012 (N)...........................      13,081
      793   Firstlight Power Resources, Inc., Letter Of
              Credit,
              7.85%, 11/01/2013 (N)...........................         798
    6,707   Firstlight Power Resources, Inc., Term Loan B,
              7.85%, 11/01/2013 (N)...........................       6,755
    7,940   Helix Energy Solutions Group, Inc.,
              7.33%, 05/31/2013 (N)...........................       7,961

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            ENERGY -- (CONTINUED)
$   8,937   Key Energy Services,
              7.83%, 06/30/2012 (N)...........................  $    8,976
    1,600   Key Energy Services,
              7.86%, 06/30/2012 (AA)..........................       1,610
    3,988   McJunkin Corp.,
              7.60%, 01/30/2014 (N)...........................       4,009
    1,733   MEG Energy Corp.,
              7.35%, 04/03/2013 (N)...........................       1,746
      606   Niska Gas Storage LLC, Asset Sale,
              7.07%, 05/03/2013 (N)...........................         608
      373   Niska Gas Storage LLC, Delayed Draw US Term Loan,
              7.07%, 05/03/2013 (N)...........................         374
    3,180   Niska Gas Storage LLC, Canadian Term Loan,
              7.09%, 05/03/2013 (N)...........................       3,188
      551   Niska Gas Storage LLC, US Term Loan,
              7.09%, 05/03/2013 (N)...........................         552
    4,777   Targa Resources, Inc.,
              7.36%, 10/31/2012 (N)...........................       4,816
    1,164   Targa Resources, Inc.,
              7.48%, 10/31/2012 (AA)..........................       1,178
    2,000   Texas Petrochemicals L.P.,
              7.86%, 06/27/2013 (AA)..........................       2,023
    5,955   Texas Petrochemicals L.P.,
              7.94%, 06/27/2013 (N)...........................       6,015
    2,946   Western Refining, Inc., Delayed Draw Term Loan,
              7.11%, 03/06/2014 (AA)(Q).......................       2,957
   12,054   Western Refining, Inc.,
              7.11%, 03/06/2014 (AA)(Q).......................      12,069
                                                                ----------
                                                                    81,464
                                                                ----------
            FINANCE -- 6.9%
    6,000   Amerigroup Corp.,
              7.36%, 04/17/2014 (AA)(Q).......................       6,026
    1,800   Ameritrade Holding Corp.,
              6.57%, 12/31/2011 (N)...........................       1,799
    8,330   Ameritrade Holding Corp.,
              6.82%, 12/31/2011 (N)...........................       8,344
    8,000   Ashtead Group plc,
              7.13%, 08/21/2011 (N)...........................       7,996
   11,157   Avis Budget Car Rental LLC,
              6.61%, 04/19/2012 (N)...........................      11,153
    6,214   BNY Convergex Group LLC & EZE Castle Software,
              8.35%, 08/30/2013 (N)...........................       6,261
    3,000   Brickman Group Holdings, Inc.,
              7.40%, 01/24/2014 (N)...........................       3,006
    7,989   Buckeye Check Cashing, Inc.,
              8.10%, 05/01/2012 (N)...........................       7,999
    7,442   Capital Automotive L.P.,
              7.07%, 12/20/2010 (N)...........................       7,501
    4,988   CB Richard Ellis Services, Inc.,
              6.82%, 12/14/2013 (N)...........................       4,997

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD FLOATING RATE FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE (V) -- (CONTINUED)
            FINANCE -- (CONTINUED)
$   5,472   Conseco, Inc.,
              7.32%, 10/04/2013 (N)...........................  $    5,496
    6,268   Covanta Holding Corp.,
              6.78%, 02/09/2014 (AA)(Q).......................       6,268
   12,732   Covanta Holding Corp.,
              6.88%, 02/09/2014 (N)(Q)........................      12,732
   24,500   Crescent Resources LLC,
              8.32%, 09/07/2012 (N)(Q)........................      24,490
    1,897   Dollar Financial Corp., Delayed Draw Term Loan,
              8.05%, 10/30/2012 (N)...........................       1,904
    2,580   Dollar Financial Corp.,
              8.05%, 10/30/2012 (N)...........................       2,590
    3,000   Euronet Worldwide, Inc.,
              7.32%, 03/30/2014 (N)...........................       3,015
    3,500   FSB Holdings, Inc.,
              7.88%, 09/29/2013 (N)...........................       3,518
      500   FSB Holdings, Inc.,
              11.13%, 03/29/2014 (N)..........................         505
   26,184   General Growth Properties, Inc.,
              6.57%, 02/24/2010 (N)(Q)........................      26,126
    4,579   Golden Gate National,
              8.09%, 03/14/2011 (N)...........................       4,601
    4,352   Hertz Corp.,
              7.08%, 12/21/2012 (N)...........................       4,379
      779   Hertz Corp.,
              7.10%, 12/21/2012 (AA)..........................         784
    4,000   HMSC Corp.,
              7.61%, 10/03/2014 (N)(Q)........................       4,008
    2,000   HMSC Corp.,
              10.86%, 04/03/2014 (N)(Q).......................       2,038
   15,500   Kar Holdings Inc.,
              7.57%, 10/17/2013 (N)(Q)........................      15,592
   13,471   Landsource Holding Co. LLC,
              8.07%, 02/26/2013 (N)(Q)........................      13,567
    7,000   LNR Properties Corp.,
              8.10%, 06/29/2009 (N)...........................       7,000
   23,000   LNR Properties Corp.,
              8.11%, 06/29/2011 (N)(Q)........................      23,065
    2,000   Maguire Properties, Inc.,
              7.36%, 04/23/2012 (AA)(Q).......................       2,008
    2,481   Mattamy Funding Partnership,
              7.63%, 04/11/2013 (N)...........................       2,477
    4,975   Nasdaq Stock Market, Inc., Incremental Term Loan,
              7.07%, 05/22/2012 (N)...........................       4,987
    2,914   Nasdaq Stock Market, Inc., Term Loan B,
              7.07%, 05/22/2012 (N)...........................       2,919
    1,689   Nasdaq Stock Market, Inc., Term Loan C,
              7.07%, 05/22/2012 (N)...........................       1,694
    1,164   November Land Investors LLC,
              8.10%, 05/01/2011 (N)...........................       1,153
    2,500   November Land Investors LLC,
              12.35%, 05/09/2012 (N)..........................       2,488

PRINCIPAL                                                          MARKET
AMOUNT (B)                                                       VALUE (W)
----------                                                       ----------
             FINANCE -- (CONTINUED)
$   4,030    Realogy Corp.,
               8.32%, 10/05/2013 (N)(Q)........................  $    4,044
   14,970    Realogy Corp.,
               8.35%, 10/05/2014 (N)(Q)........................      15,042
   11,696    Rent-A-Center, Inc.,
               7.12%, 10/26/2012 (N)...........................      11,718
   11,940    Rental Service Corp.,
               8.93%, 11/21/2012 (N)...........................      11,983
    7,900    Sedgwick CMS Holdings, Inc.,
               7.60%, 01/31/2013 (N)...........................       7,915
    2,500    TE/Tousa Senior LLC,
               11.75%, 08/01/2008 (N)..........................       2,475
    1,347    United Rentals, Inc., Credit Linked Deposit,
               7.32%, 02/14/2011 (N)...........................       1,358
    2,963    United Rentals, Inc., Initial Term Loan,
               7.32%, 02/14/2011 (AA)..........................       2,974
    8,460    Vanguard Car Rental USA Holdings, Inc.,
               8.35%, 06/08/2013 (N)...........................       8,515
                                                                 ----------
                                                                    310,510
                                                                 ----------
             HEALTH CARE -- 10.3%
    5,000    Advanced Medical Optics, Inc.,
               7.09%, 04/02/2014 (N)(Q)........................       5,025
    6,408    AGA Medical Corp.,
               7.36%, 04/26/2013 (N)...........................       6,408
    8,425    Ameripath, Inc.,
               7.36%, 10/31/2013 (N)...........................       8,420
    8,750    Carestream Health, Inc.,
               7.36%, 04/12/2013 (AA)(Q).......................       8,761
    1,500    Carestream Health, Inc.,
               7.36%, 10/12/2013 (AA)(Q).......................       1,515
    5,718    Carl Zeiss,
               7.86%, 03/14/2014 (AA)..........................       5,761
EUR 1,000    Carl Zeiss,
               8.06%, 03/14/2014 (N)...........................       1,400
    2,686    Center For Diagnostic Imaging,
               8.85%, 12/31/2010 (N)...........................       2,666
    5,949    Community Health Systems, Inc., First Incremental
               Term Loan,
               7.10%, 08/19/2011 (N)...........................       5,959
    5,970    Community Health Systems, Inc., Term Loan B,
               7.10%, 08/19/2011 (N)...........................       5,982
   10,800    Community Health Systems, Inc.,
               9.36%, 10/24/2014 (AA)(Q).......................      10,746
   15,498    DJ Orthopedics LLC,
               6.88%, 04/07/2013 (N)(Q)........................      15,498
   50,157    Fresenius Medical Care AG,
               6.73%, 03/31/2013 (N)(Q)........................      50,063
    6,000    General Nutrition Centers, Inc.,
               7.60%, 03/14/2014 (N)...........................       5,987
        3    Hanger Orthopedic Group,
               7.87%, 05/25/2013 (N)...........................           3
   10,219    HCA, Inc.,
               7.10%, 11/14/2012 (N)...........................      10,302

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE (V) -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
$  27,930   HCA, Inc.,
              7.60%, 11/17/2013 #(N)..........................  $   28,222
   20,000   Health Management Associates, Inc.,
              7.10%, 02/12/2014 (N)...........................      20,063
    8,571   Healthcare Partners LLC,
              7.10%, 10/20/2013 (N)...........................       8,582
   25,326   HealthSouth Corp.,
              7.85%, 03/07/2013 (N)...........................      25,491
      382   IASIS Healthcare Capital Corp.,
              7.36%, 01/15/2014 (AA)(Q).......................         383
    1,431   IASIS Healthcare Capital Corp., Delayed Draw Term
              Loan,
              7.36%, 03/15/2014 (AA)(Q).......................       1,436
    4,188   IASIS Healthcare Capital Corp., Term Loan,
              7.36%, 03/15/2014 (AA)(Q).......................       4,203
    2,750   IASIS Healthcare Capital Corp.,
              10.61%, 06/15/2014 (AA)(Q)......................       2,729
    3,881   Ikaria Acquisition, Inc.,
              7.59%, 03/28/2013 (N)...........................       3,895
   30,045   Lifepoint Hospitals, Inc.,
              6.99%, 04/15/2012 (N)(Q)........................      30,003
    2,797   Multiplan Corp.,
              7.82%, 04/12/2013 (N)...........................       2,814
    8,070   Multiplan Corp.,
              7.82%, 04/13/2013 (N)...........................       8,090
      397   National Mentor,
              7.32%, 06/27/2013 (AA)..........................         397
    6,558   National Mentor,
              7.35%, 06/27/2013 (N)...........................       6,566
   11,920   National Renal Institutes, Inc.,
              7.63%, 03/31/2013 (N)...........................      11,913
   12,829   Orthofix Holdings, Inc.,
              7.10%, 09/22/2013 (N)...........................      12,877
    5,000   Pharmaceutical Product Development, Inc.,
              8.57%, 01/29/2012 (N)...........................       5,000
   10,000   Pharmaceutical Technologies and Services,
              7.60%, 04/04/2014 (N)...........................      10,021
    8,925   Quintiles Transnational Corp.,
              7.35%, 03/31/2013 (N)...........................       8,936
    4,980   Reable Therapeutics Finance LLC,
              7.88%, 10/30/2013 (N)...........................       4,986
    3,941   Renal Advantage, Inc.,
              7.85%, 10/05/2012 (N)...........................       3,971
    2,000   Select Medical Corp., Term Loan B,
              Add-on, 7.36%, 02/24/2012 (N)...................       1,991
   13,847   Select Medical Corp., Term Loan B,
              7.36%, 02/24/2012 (N)...........................      13,787
    4,965   Skilled Healthcare Group, Inc.,
              7.57%, 06/15/2012 (N)...........................       4,986
   23,799   Spanish Broadcasting System, Inc.,
              7.10%, 06/10/2012 (N)(Q)........................      23,828

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            HEALTH CARE -- (CONTINUED)
$     695   Sun Healthcare Group, Inc., Delayed Draw Term
              Loan,
              5.26%, 04/12/2014 (N)(Q)........................  $      695
      885   Sun Healthcare Group, Inc., Synthetic Letter of
              Credit,
              5.26%, 04/12/2014 (N)(Q)........................         885
    3,920   Sun Healthcare Group, Inc.,
              7.36%, 04/12/2014 (N)(Q)........................       3,920
    1,990   Triumph Healthcare,
              8.36%, 07/28/2013 (N)...........................       1,997
    1,210   United Surgical Partners International, Delayed
              Draw Term Loan,
              9.25%, 04/19/2014 (N)(Q)........................       1,205
    6,290   United Surgical Partners International, Term Loan
              B,
              9.25%, 04/19/2014 (N)...........................       6,322
   16,307   Vanguard Health Holdings Co. II LLC,
              7.60%, 09/23/2011 (N)...........................      16,409
    9,835   Ventiv Health, Inc.,
              6.85%, 10/05/2011 (N)...........................       9,829
    2,095   Warner Chilcott Corp., Donovex Term Loan,
              7.36%, 01/18/2012 (N)...........................       2,095
    7,951   Warner Chilcott Corp., Term Loan B,
              7.36%, 01/18/2012 (N)...........................       7,972
    1,640   Warner Chilcott Corp., Term Loan C,
              7.36%, 01/18/2012 (N)...........................       1,646
   10,965   Waterpik Technologies, Inc.,
              7.57%, 06/30/2013 (N)(Q)........................      10,965
    4,000   Waterpik Technologies, Inc.,
              11.86%, 10/12/2013 (N)..........................       3,980
    2,481   Youth & Family Centered Services, Inc.,
              8.15%, 07/10/2013 (N)...........................       2,475
                                                                ----------
                                                                   460,061
                                                                ----------
            SERVICES -- 22.6%
    2,975   24 Hour Fitness Worldwide, Inc.,
              7.85%, 06/08/2012 (N)...........................       2,986
    6,456   Acosta, Inc.,
              7.57%, 12/06/2012 (N)...........................       6,499
    6,838   Acxiom Corp.,
              7.08%, 09/13/2012 (N)...........................       6,872
   23,866   Advantage Sales & Marketing, Inc.,
              7.36%, 03/31/2013 (N)(Q)........................      23,911
   14,902   Affiliated Computer Services, Inc., First
              Securities Repurchase Increase,
              7.32%, 03/20/2013 (N)...........................      14,925
    7,940   Affiliated Computer Services, Inc., Term Loan B,
              7.32%, 03/20/2013 (N)...........................       7,951
   17,887   Affinion Group, Inc.,
              7.86%, 10/07/2012 (N)...........................      18,013
    2,993   Alixpartners LLP,
              7.61%, 10/11/2013 (N)...........................       3,011
    1,980   Alliance Atlantis Communications, Inc.,
              6.82%, 12/20/2011 (N)...........................       1,976

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD FLOATING RATE FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE (V) -- (CONTINUED)
            SERVICES -- (CONTINUED)
$  11,181   Allied Waste Industries, Inc.,
              7.07%, 01/15/2012 (AA)..........................  $   11,251
   23,835   Allied Waste Industries, Inc.,
              7.10%, 01/15/2012 (N)...........................      23,955
    5,930   AMC Entertainment, Inc.,
              7.07%, 01/26/2013 (N)...........................       5,955
    6,212   American Gaming Systems,
              9.82%, 06/21/2013 (H)(N)........................       6,212
    1,238   Black Press Ltd., Term Loan B,
              7.36%, 08/02/2013 (N)...........................       1,246
      752   Black Press Ltd., Term Loan B2,
              7.36%, 08/02/2013 (N)...........................         756
   28,000   Bresnan Communications LLC,
              7.36%, 09/29/2013 (N)(Q)........................      28,063
    2,000   Brock Holdings III, Inc.,
              7.32%, 02/21/2014 (N)...........................       1,989
    5,000   Cardinal Logistics Management,
              9.07%, 03/09/2014 (N)...........................       4,963
    2,170   Carmike Cinemas, Inc.,
              8.59%, 09/29/2011 (N)...........................       2,178
    7,694   Carmike Cinemas, Inc.,
              8.61%, 05/19/2012 (N)...........................       7,759
    2,500   Casella Waste Systems, Inc., Add on Term Loan,
              7.36%, 04/28/2010 (AA)..........................       2,513
    2,000   Casella Waste Systems, Inc., Term Loan B,
              7.36%, 04/28/2010 (N)(Q)........................       2,008
    3,990   Cavel Holdings LLC,
              10.09%, 11/29/2012 (N)..........................       4,032
    3,449   CCM Merger, Inc.,
              7.34%, 08/01/2012 (N)...........................       3,466
   14,000   CCO Holdings LLC,
              7.85%, 09/05/2014 (N)...........................      14,009
   25,500   Cebridge Communications LLC,
              7.35%, 11/05/2013 (N)(Q)........................      25,460
   10,000   Cebridge Communications LLC,
              9.86%, 05/05/2014 (N)...........................      10,223
   19,850   Cedar Fair L.P.,
              7.32%, 07/21/2013 (N)...........................      20,036
    6,952   Cedar Fair L.P.,
              7.33%, 07/21/2013 (N)...........................       7,005
    3,483   Cinemark, Inc.,
              7.13%, 10/04/2013 (N)...........................       3,494
   23,000   Clarke American Corp.,
              7.84%, 02/28/2014 (N)(Q)........................      22,971
        5   Clientlogic, Inc.,
              7.86%, 01/29/2014 (AA)..........................           5
   14,865   CMP Susquehanna Corp.,
              7.36%, 03/24/2013 (N)...........................      14,935
    5,471   Coinmach Service Corp.,
              7.88%, 12/16/2010 (N)...........................       5,501
    1,975   CSC Holdings, Inc.,
              6.58%, 02/24/2012 (N)...........................       1,971

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            SERVICES -- (CONTINUED)
$  39,736   CSC Holdings, Inc.,
              7.08%, 03/24/2013 (N)...........................  $   39,873
   16,181   Cumulus Media, Inc.,
              7.32%, 06/07/2013 (H)(N)........................      16,262
    1,648   Dex Media West LLC, Inc.,
              6.85%, 03/09/2010 (N)...........................       1,647
      360   Dex Media West LLC, Inc.,
              6.86%, 03/09/2010 (N)...........................         360
      495   DynCorp International, Inc.,
              7.63%, 02/11/2011 (N)...........................         499
    5,450   Emdeon Business Services LLC,
              7.60%, 11/16/2013 (N)...........................       5,470
    2,000   Emdeon Business Services LLC,
              10.35%, 05/16/2014 (N)..........................       2,040
    4,000   Emmis Operating Co.,
              7.35%, 10/30/2013 (N)...........................       4,021
    1,514   Energy Solutions LLC, Add-On Letter of Credit,
              7.57%, 06/07/2013 (N)...........................       1,531
      126   Energy Solutions LLC, LC Facility,
              7.57%, 06/07/2013 (N)...........................         128
    2,587   Energy Solutions LLC, Term Loan B,
              7.63%, 06/07/2013 (N)...........................       2,616
    1,199   Energy Solutions LLC, Term Loan B2,
              7.63%, 06/07/2013 (N)...........................       1,212
    8,608   F & W Publications, Inc.,
              7.61%, 08/05/2012 (N)...........................       8,651
    3,000   F & W Publications, Inc.,
              9.60%, 08/05/2012 (N)(Q)........................       3,028
    3,250   Fender Musical Instrument Group,
              11.36%, 09/30/2012 (N)..........................       3,299
    4,987   Gray Television, Inc., Delayed Draw Term Loan,
              6.85%, 12/31/2014 (N)(Q)........................       4,981
    1,978   Gray Television, Inc., Term Loan B,
              6.85%, 12/31/2014 (N)(Q)........................       1,976
    2,000   Great Canadian Gaming Corp.,
              6.86%, 02/09/2014 (N)...........................       2,006
    3,980   Greektown Holdings LLC,
              7.86%, 12/01/2012 (N)...........................       4,020
    2,891   Green Valley Ranch Gaming LLC,
              7.36%, 02/09/2014 (N)...........................       2,903
    8,000   Green Valley Ranch Gaming LLC,
              8.61%, 02/09/2014 (N)...........................       8,074
    4,988   Greenwood Racing, Inc.,
              7.57%, 11/14/2011 (N)...........................       5,012
    1,000   Hanley Wood LLC,
              7.60%, 03/07/2014 (N)...........................         998
   30,000   Harrah's Entertainment, Inc.,
              6.86%, 03/05/2008 (AA)(Q).......................      29,925
    1,667   Herbst Gaming, Inc.,
              7.23%, 12/02/2011 (N)...........................       1,674
    3,325   Herbst Gaming, Inc.,
              7.24%, 12/02/2011 (N)...........................       3,340
    1,689   Hilton Hotels Corp.,
              6.69%, 02/14/2013 (N)...........................       1,688

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE (V) -- (CONTINUED)
            SERVICES -- (CONTINUED)
$   1,000   Hit Entertainment, Inc.,
              7.59%, 03/20/2012 (N)(Q)........................  $    1,002
      985   Hit Entertainment, Inc.,
              7.61%, 08/26/2012 (AA)..........................         988
    3,736   Isle of Capri Black Hawk LLC,
              7.35%, 10/24/2011 (N)...........................       3,731
   11,307   Lake at Las Vegas Joint Venture LLC,
              12.00%, 02/01/2010 (N)..........................      11,168
    2,000   Lamar Media Corp.,
              6.88%, 03/31/2014 (N)...........................       2,005
   10,679   LBI Media, Inc.,
              6.85%, 05/01/2012 (N)...........................      10,546
    3,240   Lodgenet Entertainment Corp., Delayed Draw Term
              Loan,
              7.34%, 04/04/2014 (N)(Q)........................       3,262
    5,760   Lodgenet Entertainment Corp., Term Loan B,
              7.34%, 04/04/2014 (N)(Q)........................       5,798
    3,970   Medianews Groups, Inc.,
              7.09%, 08/02/2013 (N)...........................       3,968
    8,623   MGM Holdings II, Inc.,
              8.60%, 04/08/2012 (N)...........................       8,623
   27,000   MGM Mirage, Inc.,
              6.41%, 10/03/2011 (N)...........................      26,587
    2,469   Montecito Broadcast Group LLC,
              7.86%, 01/25/2013 (N)...........................       2,483
    8,000   NEP Supershooters L.P.,
              7.60%, 02/13/2014 (N)(Q)........................       8,037
    2,993   Newspaper Holdings, Inc.,
              6.88%, 08/24/2012 (N)...........................       2,972
    3,000   Open Solutions, Inc.,
              7.49%, 01/25/2014 (N)...........................       3,011
    4,500   PA Meadows LLC,
              8.36%, 11/03/2011 (N)...........................       4,517
    1,970   Penn National Gaming, Inc.,
              7.11%, 07/05/2012 (N)...........................       1,982
    5,000   Penton Media, Inc.,
              10.36%, 02/06/2014 (N)..........................       5,041
    7,500   Penton Media, Inc.,
              7.60%, 02/06/2013 (N)...........................       7,530
    3,500   Persona Communications Corp.,
              11.35%, 04/11/2014 (N)..........................       3,548
    1,915   Persona Communications Corp., Delayed Draw First
              Lien Term Loan,
              8.10%, 10/11/2013 (N)...........................       1,930
    3,085   Persona Communications Corp., First Lien Term
              Loan,
              8.10%, 10/11/2013 (N)...........................       3,108
    1,991   Philosophy, Inc.,
              7.36%, 03/15/2014 (N)...........................       1,990
   20,500   Pinnacle Foods,
              8.10%, 03/30/2014 (N)...........................      20,628
    2,963   Quebecor Media, Inc.,
              7.36%, 01/17/2013 (N)...........................       2,981

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            SERVICES -- (CONTINUED)
$  16,229   Raycom TV Broadcasting, Inc.,
              6.88%, 07/27/2013 (N)...........................  $   16,188
   24,500   Readers Digest Association, Inc.,
              7.34%, 03/02/2014 (N)...........................      24,513
    5,000   Readers Digest Association, Inc.,
              7.61%, 03/02/2013 (AA)(Q).......................       4,962
   33,270   Regal Cinemas, Inc.,
              7.10%, 11/10/2010 (N)(Q)........................      33,330
   20,000   Sabre, Inc.,
              7.61%, 09/30/2014 (N)...........................      20,046
    1,036   Seminole Tribe of Florida,
              6.86%, 03/06/2014 (AA)(Q).......................       1,035
    3,498   Seminole Tribe of Florida, Term Loan B2,
              6.88%, 03/06/2014 (N)...........................       3,494
    3,466   Seminole Tribe of Florida, Term Loan B3,
              6.88%, 03/06/2014 (N)...........................       3,461
   30,316   Sensata Technologies,
              7.10%, 04/21/2013 (N)...........................      30,252
    1,000   Southern Graphic Systems,
              7.65%, 12/30/2011 (AA)(Q).......................       1,006
    1,975   Southern Graphic Systems,
              7.86%, 12/30/2011 (N)...........................       1,987
   10,850   Sungard Data Systems, Inc.,
              7.36%, 08/08/2012 (N)...........................      10,930
    3,500   Synagro Technologies, Inc.,
              7.32%, 03/28/2014 (N)...........................       3,515
    2,000   Synagro Technologies, Inc.,
              10.07%, 09/28/2014 (N)..........................       2,023
    1,798   THE Geo Group, Inc.,
              6.82%, 02/05/2014 (N)...........................       1,803
    8,464   Time Warner Telecom Holdings, Inc.,
              7.32%, 07/01/2013 (N)...........................       8,503
    9,935   U.S. Investigations Services, Term Loan B,
              7.85%, 10/14/2012 (N)...........................      10,010
      988   U.S. Investigations Services, Term Loan C,
              7.85%, 10/14/2012 (N)...........................         995
      973   U.S. Investigations Services, Term Loan D,
              7.85%, 10/14/2012 (N)...........................         980
    3,000   United Site Services, Inc.,
              9.60%, 06/29/2013 (N)...........................       2,880
   22,550   Univision Communications, Term Loan B,
              7.61%, 09/16/2014 (N)...........................      22,530
    1,450   Univision Communications, Delayed Draw Term Loan,
              7.61%, 09/16/2014 (AA)(Q).......................       1,433
    5,000   Univision Communications,
              7.82%, 03/16/2009 (N)...........................       4,996
   13,000   UPC Financing Partnership,
              7.37%, 03/31/2013 (N)...........................      13,018
   13,000   UPC Financing Partnership,
              7.37%, 12/31/2013 (N)...........................      13,022
    1,000   UPC Financing Partnership,
              7.37%, 12/31/2014 (N)(Q)........................       1,003
    1,995   Valley Crest Companies,
              7.35%, 10/04/2013 (N)...........................       1,999

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD FLOATING RATE FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE (V) -- (CONTINUED)
            SERVICES -- (CONTINUED)
$   8,291   Venetian Casino Resort LLC, Term B Funded,
              7.09%, 06/15/2011 (N)...........................  $    8,322
    1,709   Venetian Casino Resort LLC, Term Loan B,
              7.09%, 06/15/2011 (N)...........................       1,714
    4,667   Venetian Macau Ltd.,
              7.60%, 04/06/2013 (N)...........................       4,703
    3,500   Venetian Macau Ltd.,
              7.60%, 05/25/2013 (N)...........................       3,521
    2,333   Venetian Macau Ltd.,
              7.61%, 04/06/2012 (AA)(Q).......................       2,352
    2,722   Verso Paper Holdings LLC,
              7.13%, 07/28/2013 (N)...........................       2,732
    3,500   Vertafore, Inc.,
              7.82%, 01/31/2012 (N)...........................       3,507
    1,500   Vertafore, Inc.,
              11.07%, 01/13/2013 (N)..........................       1,506
    1,995   Volnay Acquisition Co. I (CCG),
              7.35%, 01/17/2014 (N)...........................       2,010
   18,000   VTR Global Communications S.A.,
              8.32%, 09/20/2014 (H)(N)........................      18,000
    2,452   Washington Country Casino Resort LLC,
              8.88%, 11/07/2011 (H)(N)........................       2,446
    1,845   Weight Watchers International, Inc., Term Loan 1,
              6.63%, 01/24/2013 (N)...........................       1,840
   12,500   Weight Watchers International, Inc., Term Loan A,
              6.63%, 01/24/2013 (N)...........................      12,461
    5,486   Weight Watchers International, Inc.,
              6.88%, 01/24/2014 (N)...........................       5,503
    3,980   Wembley, Inc.,
              7.87%, 07/18/2011 (N)...........................       4,012
    4,500   Wembley, Inc.,
              9.63%, 08/15/2012 (N)...........................       4,539
    3,820   Wenner Media LLC,
              7.07%, 09/29/2013 (N)...........................       3,830
   22,964   West Corp.,
              7.75%, 10/23/2013 (N)(Q)........................      23,117
   13,125   WideOpenWest Finance LLC,
              7.61%, 05/01/2013 (N)...........................      13,191
    6,500   WideOpenWest Finance LLC,
              10.36%, 05/01/2014 (N)..........................       6,598
    3,500   Wilmar Landco LLC,
              7.85%, 07/03/2008 (N)...........................       3,520
    3,961   Wilmar OPCO LLC,
              7.85%, 01/03/2012 (N)...........................       3,998
    1,995   Worldspan L.P.,
              8.60%, 12/21/2013 (N)...........................       2,002

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            SERVICES -- (CONTINUED)
$   5,000   Yell Group plc,
              7.32%, 02/10/2013 (N)...........................  $    5,032
    7,481   Yonkers Racing Corp.,
              8.88%, 08/12/2011 (N)...........................       7,547
                                                                ----------
                                                                 1,010,687
                                                                ----------
            TECHNOLOGY -- 12.8%
    7,131   Advanced Micro Devices, Inc.,
              7.34%, 10/24/2013 (N)...........................       7,139
      300   Alaska Communication Systems Holdings, Inc.,
              Initial Term Loan,
              7.10%, 02/01/2012 (N)...........................         301
    2,200   Alaska Communication Systems Holdings, Inc.,
              Incremental Term Loan,
              7.10%, 02/01/2012 (N)...........................       2,207
   23,070   Alaska Communication Systems Holdings, Inc., Term
              Loan,
              7.10%, 02/01/2012 (N)...........................      23,147
   18,000   American Cellular Corp.,
              7.32%, 03/14/2014 (N)(Q)........................      18,023
    5,782   American Reprographics Co. LLC,
              7.11%, 12/20/2012 (N)...........................       5,782
    4,478   Aspect Software, Inc.,
              8.38%, 09/22/2012 (N)...........................       4,466
    2,363   Baldor Electric Co.,
              7.13%, 02/09/2014 (N)...........................       2,371
   10,255   Caribe Information Investment, Inc.,
              7.61%, 03/29/2013 (N)...........................      10,268
    2,703   CCC Information Services Group, Inc.,
              7.85%, 02/10/2013 (N)...........................       2,713
    8,498   Cellnet Technology, Inc.,
              7.34%, 08/26/2011 (N)(Q)........................       8,540
      949   Charter Communications Operating LLC,
              7.36%, 04/28/2013 (AA)(Q).......................         946
   17,000   Charter Communications Operating LLC,
              7.36%, 04/30/2014 (AA)(Q).......................      16,947
    6,877   Cincinnati Bell, Inc.,
              6.82%, 08/31/2012 (N)...........................       6,886
   21,988   Cinram International,
              7.36%, 05/05/2010 (N)...........................      21,858
    9,000   Crown Castle Operating Co.,
              6.89%, 03/06/2014 (N)...........................       9,012
    2,015   DaVita, Inc.,
              6.82%, 10/05/2011 (N)...........................       2,015
    4,501   DaVita, Inc.,
              6.84%, 10/05/2012 (N)...........................       4,504
    1,990   Electrical Components International Holdings Co.,
              7.88%, 05/31/2013 (N)...........................       1,990
   16,750   FairPoint Communications, Inc.,
              7.13%, 02/08/2012 (N)...........................      16,761
      667   Fleetcor Technologies Operating Co. LLC, Delayed
              Draw Term Loan,
              7.61%, 04/30/2013 (AA)(Q).......................         667

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE (V) -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
$   3,333   Fleetcor Technologies Operating Co. LLC, Term Loan
              B,
              7.61%, 04/30/2013 (AA)(Q).......................  $    3,333
   15,960   Freescale Semiconductor, Inc.,
              7.11%, 11/28/2013 (N)...........................      15,975
    8,152   Gatehouse Media Operating, Inc.,
              7.10%, 08/05/2014 (N)...........................       8,117
   24,848   Gatehouse Media Operating, Inc.,
              7.11%, 08/05/2014 (N)...........................      24,693
      522   Global Tel, Delayed Draw Term Loan,
              8.85%, 02/09/2013 (N)(Q)........................         526
       87   Global Tel, Letter of Credit,
              8.85%, 02/09/2013 (N)...........................          88
      348   Global Tel, Letter of Credit Delayed Draw,
              8.85%, 02/09/2013 (N)(Q)........................         350
    1,036   Global Tel, Term Loan,
              8.85%, 02/09/2013 (N)...........................       1,043
   30,923   Idearc, Inc.,
              7.35%, 11/17/2014 (N)...........................      31,120
    3,000   Infor Global Solutions,
              11.60%, 07/28/2014 (N)..........................       3,049
    1,023   Infor Global Solutions, Delayed Draw Term Loan,
              9.10%, 07/28/2012 (N)...........................       1,030
    1,962   Infor Global Solutions, Term Loan,
              9.10%, 07/28/2012 (N)...........................       1,974
   12,298   Intelsat Bermuda Ltd.,
              7.35%, 01/03/2014 (N)...........................      12,378
    4,749   Intergraph Corp.,
              7.86%, 05/29/2014 (N)...........................       4,779
    3,483   Intesat Ltd.,
              7.35%, 07/03/2012 (N)...........................       3,498
    9,500   Intesat Ltd.,
              7.86%, 01/11/2014 (N)...........................       9,529
      998   IPC Acquisition Corp.,
              7.35%, 09/22/2013 (N)...........................       1,002
    2,985   IPC Acquisition Corp.,
              7.85%, 09/22/2013 (N)...........................       3,000
    3,000   Itron, Inc.,
              7.36%, 04/30/2014 (AA)(Q).......................       3,000
    7,945   Leap Wireless International, Inc.,
              7.60%, 06/15/2013 (N)...........................       8,010
   23,000   Level 3 Communications,
              7.61%, 03/01/2014 (N)...........................      23,105
   10,938   Marvell Technology Group Ltd.,
              7.35%, 11/09/2009 (N)...........................      10,993
   13,463   Mediacom Broadband, Term Loan D1,
              7.10%, 01/31/2015 (N)...........................      13,455
   13,965   Mediacom Broadband, Term Loan D2,
              7.10%, 01/31/2015 (N)(Q)........................      13,921
    2,000   Mediacom LLC,
              6.86%, 09/30/2012 (N)...........................       1,981
    8,978   Mediacom LLC,
              7.10%, 01/31/2015 (N)...........................       8,978

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            TECHNOLOGY -- (CONTINUED)
$  27,442   Metro PCS Wireless, Inc.,
              7.63%, 11/02/2013 (N)...........................  $   27,636
    7,000   National Cinemedia, Inc.,
              7.09%, 02/13/2015 (N)(Q)........................       7,000
   24,562   Ntelos, Inc.,
              7.57%, 08/24/2011 (N)...........................      24,693
    5,000   One Communications Corp.,
              9.38%, 06/30/2012 (N)...........................       5,042
    5,000   Paetec Holding Corp.,
              8.82%, 02/09/2013 (N)...........................       5,061
   14,177   R.H. Donnelley, Inc., Term Loan D1,
              6.85%, 06/30/2011 (N)...........................      14,155
   22,631   R.H. Donnelley, Inc., Term Loan D2,
              6.85%, 06/30/2011 (N)(Q)........................      22,613
   10,432   RCN Corp.,
              7.19%, 04/19/2014 (N)...........................      10,432
   17,000   RCN Corp.,
              7.61%, 04/19/2014 (AA)(Q).......................      17,117
    6,975   Reynolds & Reynolds Co.,
              7.35%, 10/24/2012 (N)...........................       7,010
    5,985   Riverdeep Interactive Learning USA,
              8.10%, 12/21/2013 (N)...........................       6,012
   11,500   Sanmina-Sci Corp.,
              8.38%, 01/31/2008 (N)...........................      11,550
    7,000   UGS Corp.,
              7.07%, 03/31/2012 (N)...........................       6,991
    6,484   Verifone Holdings, Inc.,
              7.11%, 10/30/2013 (N)...........................       6,536
    6,000   Virgin Media Dover LLC,
              7.36%, 09/03/2012 (N)...........................       6,027
    5,183   Wind Acquisitions Holdings Finance S.A.,
              12.61%, 12/12/2011 (N)..........................       5,254
   11,714   Windstream Corp.,
              6.86%, 08/23/2007 (N)...........................      11,768
                                                                ----------
                                                                   570,367
                                                                ----------
            TRANSPORTATION -- 3.1%
    7,500   Delta Air Lines, Inc.,
              7.36%, 03/16/2008 (F)(AA).......................       7,532
    5,000   Delta Air Lines, Inc.,
              7.36%, 04/25/2012 (AA)(Q).......................       5,019
    4,000   Delta Air Lines, Inc.,
              8.61%, 04/25/2014 (AA)(Q).......................       4,050
    6,484   Greatwide Logistics Services, Inc.,
              8.85%, 01/22/2014 (N)...........................       6,512
    7,977   Kansas City Southern Railway Co.,
              7.07%, 04/28/2013 (N)...........................       7,991
    3,764   Kenan Advantage Group,
              8.35%, 12/16/2011 (N)...........................       3,783
      995   Laidlaw International, Inc., Term Loan,
              7.09%, 07/31/2013 (N)...........................         999
    2,985   Laidlaw International, Inc., Term Loan B,
              7.09%, 07/31/2013 (N)...........................       2,992
    2,535   Louis US Holdco, Inc.,
              7.82%, 11/04/2013 (N)...........................       2,546

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD FLOATING RATE FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE (V) -- (CONTINUED)
            TRANSPORTATION -- (CONTINUED)
$     828   Louis US Holdco, Inc.,
              7.85%, 11/04/2013 (N)...........................  $      834
   20,000   MacQuarie Aircraft Leasing Finance S.A.,
              5.24%, 03/16/2014 (N)(Q)........................      20,000
    5,000   MacQuarie Aircraft Leasing Finance S.A.,
              9.35%, 03/16/2014 (N)...........................       5,000
   16,500   Northwest Airlines,
              7.32%, 08/21/2008 (F)(N)........................      16,548
   20,000   Rail America, Inc.,
              7.61%, 10/04/2008 (N)...........................      20,013
   17,500   U.S. Airways Group, Inc.,
              7.85%, 03/23/2014 (N)...........................      17,588
   17,000   United Air Lines, Inc.,
              7.38%, 02/01/2014 (N)...........................      17,035
                                                                ----------
                                                                   138,442
                                                                ----------
            UTILITIES -- 3.2%
    1,418   Astoria Generating Co. Acquisitions LLC,
              7.34%, 02/23/2012 (N)...........................       1,426
    7,500   Astoria Generating Co. Acquisitions LLC,
              9.10%, 08/23/2013 (N)...........................       7,568
      862   Boston Generating LLC, Letter of Credit,
              7.50%, 12/19/2013 (AA)..........................         867
      241   Boston Generating LLC, Revolver,
              7.50%, 12/19/2013 (AA)..........................         243
    3,887   Boston Generating LLC,
              7.60%, 12/19/2013 (N)...........................       3,908
   13,000   Calpine Corp.,
              7.59%, 04/03/2014 ++(N)(Q)......................      13,069
    8,511   Dynegy Holdings, Inc., Letter of Credit,
              6.82%, 03/30/2013 (N)(Q)........................       8,511
    1,489   Dynegy Holdings, Inc., Term Loan,
              6.82%, 03/30/2013 (N)(Q)........................       1,489
    5,000   El Paso Corp.,
              6.97%, 11/23/2009 (AA)..........................       5,020
    2,625   Kgen LLC, Letter of Credit,
              7.13%, 02/01/2014 (N)...........................       2,625
    4,364   Kgen LLC, Term Loan B,
              7.13%, 02/01/2014 (N)...........................       4,361
   23,253   Mirant North America LLC,
              7.07%, 01/03/2013 (N)...........................      23,258
      444   Moreno Group LLC, Delayed Draw Term Loan,
              8.11%, 04/17/2014 (AA)(Q).......................         445
    3,556   Moreno Group LLC, Term Loan B,
              8.11%, 04/17/2014 (AA)(Q).......................       3,560
   16,986   NRG Energy, Inc., Credit Linked Deposit,
              7.35%, 01/27/2013 (N)...........................      17,100
    9,687   NRG Energy, Inc.,
              7.35%, 01/27/2013 (N)...........................       9,762
    5,975   Pike Electric, Inc.,
              7.13%, 07/01/2012 (N)...........................       5,982
    5,322   Pike Electric, Inc.,
              7.13%, 12/10/2012 (N)(Q)........................       5,328

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            UTILITIES -- (CONTINUED)
$   9,120   Reliant Energy, Inc.,
              7.70%, 12/01/2010 (N)...........................  $    9,196
    7,857   Reliant Energy, Inc.,
              7.73%, 12/01/2010 (AA)..........................       7,919
    1,438   Semcrude L.P.,
              7.57%, 03/01/2011 (N)...........................       1,438
      236   TPF Generation Holdings, LLC,
              7.25%, 12/21/2011 (AA)..........................         237
      753   TPF Generation Holdings, LLC,
              7.25%, 12/21/2013 (AA)..........................         757
    4,001   TPF Generation Holdings, LLC,
              7.35%, 12/21/2013 (N)...........................       4,023
    6,500   TPF Generation Holdings, LLC,
              9.60%, 12/21/2014 (N)...........................       6,611
                                                                ----------
                                                                   144,703
                                                                ----------
            Total senior floating rate interests
              non-investment grade
              (cost $4,042,497)...............................  $4,048,139
                                                                ----------
            Total long term investments
              (cost $4,475,329)...............................  $4,483,532
                                                                ----------
SHORT-TERM INVESTMENTS -- 4.8%
            FINANCE -- 3.1%
   20,000   American General Finance,
              5.24%, 05/14/2007...............................  $   19,959
   12,927   Bank of Ireland,
              5.28%, 05/01/2007...............................      12,925
   20,000   Danske Corp.,
              5.25%, 05/14/2007...............................      19,959
   20,000   Deutsche Bank,
              5.26%, 05/14/2007...............................      19,959
   20,000   Old Line Funding LLC,
              5.27%, 05/11/2007...............................      19,968
   42,806   State Street Bank Money Market Fund...............      42,806
    3,010   UBS Finance LLC,
              5.24%, 05/01/2007...............................       3,010
                                                                ----------
                                                                   138,586
                                                                ----------
            REPURCHASE AGREEMENTS -- 1.7%
   22,626   BNP Paribas Securities Corp. Repurchase Agreement,
              5.10%, 05/01/2007...............................      22,626
   26,809   RBS Greenwich Capital Markets,
              5.10%, 05/01/2007...............................      26,809
   27,152   UBS Securities, Inc. Repurchase Agreement,
              5.10%, 05/01/2007...............................      27,152
                                                                ----------
                                                                    76,587
                                                                ----------
            Total short-term investments
              (cost $215,173).................................  $  215,173
                                                                ----------
            Total investments in securities
              (cost $4,690,502) (C)...........................  $4,698,705
                                                                ==========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.80% of total net assets at April 30, 2007.

  (B)All principal amounts are in U.S. dollars unless otherwise indicated.

     EUR -- EURO

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $4,690,518 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $13,554
      Unrealized depreciation.........................   (5,367)
                                                        -------
      Net unrealized appreciation.....................  $ 8,187
                                                        =======

  ++ The company is in bankruptcy. The bank loan or bond held by the fund is not in default.

  # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD                                                                COST
      ACQUIRED               SHARES/PAR              SECURITY               BASIS
      --------               ----------              --------               -----
      06/2006-01/2007           6,212     American Gaming Systems, 9.82%,  $ 6,227
                                          06/21/2013
      02/2006                   1,800     CS First Boston Mortgage           1,779
                                          Securities Corp. - 144A, 7.27%,
                                          11/15/2019
      06/2006-09/2006          16,181     Cumulus Media, Inc., 7.32%,       16,196
                                          06/07/2013
      09/2006-02/2007          18,000     VTR Global Communications S.A.,   17,956
                                          8.32%, 09/20/2014
      10/2005                   2,452     Washington Country Casino          2,452
                                          Resort LLC, 8.88%, 11/07/2011

     The aggregate value of these securities at April 30, 2007 was $44,601, which represents 1.00% of total net assets.

  (I) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2007, was $100,156, which represents 2.24% of total net assets.

  (J) Securities exempt from registration under Regulation D of the Securities Act of 1933. These securities are determined to be liquid. At April 30, 2007, the market value of these securities was $41,013, which represents 0.92% of total net assets.

  (L) Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2007.

  (N) The interest rate disclosed for these securities represents the average coupon as of April 30, 2007.

 (AA) The interest rate disclosed for these securities represents an estimated average coupon as of April 30, 2007.

  (Q) The cost of securities purchased on a when-issued or delayed delivery basis at April 30, 2007 was $371,921.

  (V) Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at April 30, 2007.

  (W) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD FUNDAMENTAL GROWTH FUND (FORMERLY THE HARTFORD FOCUS FUND)

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 96.9%
            BASIC MATERIALS -- 5.1%
     43     Companhia Vale do Rio Doce ADR....................   $ 1,746
     22     Freeport-McMoRan Copper & Gold, Inc. .............     1,451
                                                                 -------
                                                                   3,197
                                                                 -------
            CAPITAL GOODS -- 4.2%
     20     Caterpillar, Inc. ................................     1,438
     22     Lam Research Corp. (D)(G).........................     1,194
                                                                 -------
                                                                   2,632
                                                                 -------
            CONSUMER CYCLICAL -- 10.2%
     22     Best Buy Co., Inc. ...............................     1,017
     11     Coach, Inc. (D)...................................       552
      8     Kohl's Corp. (D)(G)...............................       615
     25     Lowe's Cos., Inc. ................................       755
     17     NIKE, Inc. Class B................................       889
     15     Ross Stores, Inc. ................................       511
     52     Staples, Inc. ....................................     1,300
     12     Target Corp. .....................................       729
                                                                 -------
                                                                   6,368
                                                                 -------
            CONSUMER STAPLES -- 3.0%
     17     PepsiCo, Inc. ....................................     1,090
     12     Procter & Gamble Co. .............................       784
                                                                 -------
                                                                   1,874
                                                                 -------
            ENERGY -- 4.3%
      3     Devon Energy Corp. ...............................       248
     20     GlobalSantaFe Corp. ..............................     1,291
     16     Schlumberger Ltd. ................................     1,158
                                                                 -------
                                                                   2,697
                                                                 -------
            FINANCE -- 13.9%
     23     Aflac, Inc. ......................................     1,181
     17     American International Group, Inc. ...............     1,174
     41     Amvescap plc ADR (G)..............................       977
     10     Franklin Resources, Inc. .........................     1,247
      6     Goldman Sachs Group, Inc. ........................     1,312
     28     UnitedHealth Group, Inc. .........................     1,475
     16     Wellpoint, Inc. (D)...............................     1,295
                                                                 -------
                                                                   8,661
                                                                 -------
            HEALTH CARE -- 13.7%
     10     Abbott Laboratories...............................       566
     21     Amgen, Inc. (D)...................................     1,321
     13     Cephalon, Inc. (D)(G).............................     1,067
     17     CVS/Caremark Corp. ...............................       623
     12     Eli Lilly & Co. ..................................       715
     14     Genentech, Inc. (D)...............................     1,152
     12     Genzyme Corp. (D).................................       803
     25     St. Jude Medical, Inc. (D)........................     1,070
     33     Teva Pharmaceutical Industries Ltd. ADR...........     1,257
                                                                 -------
                                                                   8,574
                                                                 -------
            SERVICES -- 6.3%
     20     Accenture Ltd. Class A............................       794
     16     Alliance Data Systems Corp. (D)(G)................     1,038

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SERVICES -- (CONTINUED)
     23     Priceline.com, Inc. (D)(G)........................   $ 1,269
     24     Robert Half International, Inc. ..................       803
                                                                 -------
                                                                   3,904
                                                                 -------
            TECHNOLOGY -- 34.7%
     21     Akamai Technologies, Inc. (D)(G)..................       908
     24     America Movil S.A.B. de CV ADR....................     1,261
      4     Apple, Inc. (D)...................................       409
     23     AT&T, Inc. .......................................       879
     47     Cisco Systems, Inc. (D)...........................     1,262
     40     Corning, Inc. (D).................................       956
     16     Dover Corp. ......................................       784
     74     EMC Corp. (D).....................................     1,122
     21     Garmin Ltd. (G)...................................     1,193
     36     General Electric Co. .............................     1,323
      3     Google, Inc. (D)..................................     1,485
     30     Hewlett-Packard Co. ..............................     1,264
     22     Infosys Technologies Ltd. ADR (G).................     1,173
     12     International Business Machines Corp. ............     1,237
     21     Medtronic, Inc. ..................................     1,090
     45     Microsoft Corp. ..................................     1,335
     45     Nokia Corp. (D)...................................     1,131
     65     Oracle Corp. (D)..................................     1,226
     18     Qualcomm, Inc. ...................................       771
      6     Research In Motion Ltd. (D).......................       803
                                                                 -------
                                                                  21,612
                                                                 -------
            UTILITIES -- 1.5%
     13     Exelon Corp. .....................................       943
                                                                 -------
            Total common stock
              (cost $57,571)..................................   $60,462
                                                                 -------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 15.6%
            REPURCHASE AGREEMENTS -- 2.0%
 $  409     Banc of America TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................   $   409
    152     BNP Paribas Securities Corp. TriParty Joint
              Repurchase Agreement,
              5.23%, 05/01/2007...............................       152
      5     Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.10%, 05/01/2007...............................         5
    203     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................       203
    464     UBS Securities, Inc. TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................       464
                                                                 -------
                                                                   1,233
                                                                 -------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 13.6%
            CASH COLLATERAL REINVESTMENT FUND:
  8,528     Navigator Prime Portfolio.........................   $ 8,528
                                                                 -------
            Total short-term investments
              (cost $9,761)...................................   $ 9,761
                                                                 -------
            Total investments in securities
              (cost $67,332) (C)..............................   $70,223
                                                                 =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 15.23% of total net assets at April 30, 2007.

  (C) At April 30, 2007, the cost of securities for federal income tax purposes was $67,798 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $3,026
      Unrealized depreciation..........................    (601)
                                                         ------
      Net unrealized appreciation......................  $2,425
                                                         ======

  (D) Currently non-income producing.

  (G) Security is partially on loan at April 30, 2007.

  (W) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GLOBAL COMMUNICATIONS FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 91.3%
            BRAZIL -- 6.7%
     60     Brasil Telecom S.A. ADR...........................   $ 1,107
     51     Tele Norte Leste Participacoes S.A. ADR (G).......       828
     14     Tim Participacoes S.A. ADR........................       487
                                                                 -------
                                                                   2,422
                                                                 -------
            CANADA -- 8.6%
    123     Nortel Networks Corp. (D).........................     2,812
      5     Telus Corp. ......................................       288
                                                                 -------
                                                                   3,100
                                                                 -------
            CHINA -- 1.9%
  1,426     China Telecom Corp., Ltd. (A).....................       676
                                                                 -------
            EGYPT -- 2.8%
     10     Mobinil-Egyptian Mobile Service...................       290
     11     Orascom Telecom Holding SAE GDR...................       727
                                                                 -------
                                                                   1,017
                                                                 -------
            FRANCE -- 7.1%
     62     France Telecom S.A. (A)(G)........................     1,821
      5     Iliad S.A. (A)....................................       502
      6     Neuf Cegetel (D)(A)...............................       258
                                                                 -------
                                                                   2,581
                                                                 -------
            INDONESIA -- 2.8%
     22     P.T. Telekomunikasi Indonesia ADR.................     1,015
                                                                 -------
            ISRAEL -- 3.1%
     13     Cellcom Israel Ltd. (D)...........................       258
     53     Partner Communications Co., Ltd. ADR (G)..........       857
                                                                 -------
                                                                   1,115
                                                                 -------
            ITALY -- 0.3%
     45     Telecom Italia S.p.A. (A)(G)......................       110
                                                                 -------
            LUXEMBOURG -- 6.1%
     52     Citigroup Global Certificate -- Bharti
              Televentures....................................     1,020
     15     Millicom International Cellular S.A. (D)(G).......     1,203
                                                                 -------
                                                                   2,223
                                                                 -------
            MOROCCO -- 0.0%
      1     Maroc Telecom (A).................................        13
                                                                 -------
            NORWAY -- 5.1%
     99     Telenor ASA (A)(G)................................     1,835
                                                                 -------
            RUSSIA -- 11.5%
     41     AFK Sistema GDR...................................     1,172
     23     Mobile Telesystems OJSC ADR.......................     1,245
     18     Vimpel-Communications ADR (D).....................     1,751
                                                                 -------
                                                                   4,168
                                                                 -------
            SOUTH AFRICA -- 6.0%
    108     MTN Group Ltd. (A)................................     1,571
      6     Telkom South Africa Ltd. ADR (G)..................       603
                                                                 -------
                                                                   2,174
                                                                 -------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SPAIN -- 4.2%
     23     Telefonica S.A. ADR...............................   $ 1,535
                                                                 -------
            TURKEY -- 4.7%
    122     Turkcell Iletisim Hizmet A.S. ADR.................     1,720
                                                                 -------
            UNITED STATES -- 20.4%
     32     Atlantic Tele-Network, Inc. ......................       798
      1     Cablevision Systems Corp. (D).....................        39
     25     Leap Wireless International, Inc. (D).............     1,924
     18     MetroPCS Communications, Inc. (D).................       500
     16     Neustar, Inc. (D).................................       449
     41     NII Holdings, Inc. Class B (D)....................     3,161
     49     Syniverse Holdings, Inc. (D)......................       504
                                                                 -------
                                                                   7,375
                                                                 -------
            Total common stock
              (cost $27,651)..................................   $33,079
                                                                 -------
PREFERRED STOCKS -- 3.2%
            BRAZIL -- 3.2%
     16     Telecomunicacoes de Sao Paulo S.A. (G)............   $   435
     31     Telemar Norte Leste S.A. .........................       720
                                                                 -------
            Total preferred stocks
              (cost $1,075)...................................   $ 1,155
                                                                 -------
            Total long-term investments
              (cost $28,726)..................................   $34,234
                                                                 -------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 18.1%
            REPURCHASE AGREEMENTS -- 3.1%
 $  373     Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.24%, 05/01/2007...............................   $   373
    138     BNP Paribas Securities Corp. TriParty Joint
              Repurchase Agreement,
              5.23%, 05/01/2007...............................       138
      4     Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.10%, 05/01/2007...............................         4
    185     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................       185
    422     UBS Securities, Inc. TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................       422
                                                                 -------
                                                                   1,122
                                                                 -------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 15.0%
            CASH COLLATERAL REINVESTMENT FUND:
  5,419     BNY Institutional Cash Reserve Fund...............     5,419
                                                                 -------
            Total short-term investments
              (cost $6,541)...................................   $ 6,541
                                                                 -------
            Total investments in securities
              (cost $35,267) (C)..............................   $40,775
                                                                 =======

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 74.11% of total net assets at April 30, 2007.

  (A) The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2007, was $6,786, which represents 18.72% of total net assets.

  (C) At April 30, 2007, the cost of securities for federal income tax purposes was $35,456 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $6,210
      Unrealized depreciation..........................    (891)
                                                         ------
      Net unrealized appreciation......................  $5,319
                                                         ======

  (D) Currently non-income producing.

  (G) Security is partially on loan at April 30, 2007.

  (W) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
  COMMON STOCK -- 96.3%
            AUSTRALIA -- 2.2%
    34      Westpac Banking Corp. (A).........................   $   764
                                                                 -------
            BRAZIL -- 1.2%
    11      Banco Itau Holding................................       424
                                                                 -------
            CANADA -- 5.2%
    16      Bank of Montreal..................................       970
     4      Canadian Imperial Bank of Commerce................       334
    19      Canadian Western Bank.............................       419
     3      Gluskin Sheff Associates, Inc. ...................        70
                                                                 -------
                                                                   1,793
                                                                 -------
            FRANCE -- 1.5%
    30      Fimatex S.A. (D)(A)...............................       524
                                                                 -------
            GERMANY -- 4.1%
     8      Muenchener Rueckversicherungs-Gesellschaft AG
              (A).............................................     1,402
                                                                 -------
            ITALY -- 6.8%
   115      Intesa Sanpaolo (D)(A)............................       960
   135      UniCredito Italiano S.p.A. (A)....................     1,391
                                                                 -------
                                                                   2,351
                                                                 -------
            LIECHTENSTEIN -- 1.1%
     1      Verwalt & Privat-Bank AG (A)......................       385
                                                                 -------
            NETHERLANDS -- 6.0%
    34      Aegon N.V. (A)(H).................................       707
    29      ING Groep N.V. (A)................................     1,341
                                                                 -------
                                                                   2,048
                                                                 -------
            NORWAY -- 0.9%
    25      Sparebanken Midt-Norge............................       324
                                                                 -------
            SWITZERLAND -- 13.7%
    14      Credit Suisse Group (A)...........................     1,098
    24      Julius Baer Holding Ltd. (A)......................     1,643
     1      Swiss Life Holding (A)............................       334
    25      UBS AG (A)........................................     1,629
                                                                 -------
                                                                   4,704
                                                                 -------
            UNITED KINGDOM -- 13.4%
   172      Aberdeen Asset Management plc (A).................       751
    95      Amvescap plc (A)..................................     1,120
    42      Kensington Group plc (A)..........................       473
   228      Old Mutual plc (A)................................       808
    48      Paragon Group Companies plc (A)...................       523
    25      Royal Bank of Scotland Group plc (A)..............       942
                                                                 -------
                                                                   4,617
                                                                 -------
            UNITED STATES -- 40.2%
    11      ACE Ltd. .........................................       636
     2      Alleghany Corp. (D)...............................       657
    32      Bank of America Corp. ............................     1,624
    13      Capital One Financial Corp. ......................       936
    32      Citigroup, Inc. ..................................     1,721
     8      Comerica, Inc. ...................................       464

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            UNITED STATES -- (CONTINUED)
    16      Commerce Bancorp, Inc. ...........................   $   548
    13      Countrywide Financial Corp. ......................       482
    34      E*Trade Financial Corp. (D).......................       753
    21      FirstMerit Corp. (G)..............................       446
    13      MBIA, Inc. .......................................       926
    11      PNC Financial Services Group, Inc. ...............       800
    12      Reinsurance Group of America, Inc. ...............       723
    11      Signature Bank (D)................................       355
    14      State Street Corp. ...............................       971
    18      Unum Group........................................       453
    14      Wachovia Corp. ...................................       788
    11      Webster Financial Corp. ..........................       493
                                                                 -------
                                                                  13,776
                                                                 -------
            Total common stock
              (cost $28,292)..................................   $33,112
                                                                 -------
PRINCIPAL
AMOUNT
---------
  SHORT-TERM INVESTMENTS -- 3.9%
            REPURCHASE AGREEMENTS -- 3.0%
  $340      Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.24%, 05/01/2007...............................   $   340
   169      Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................       169
     4      Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.10%, 05/01/2007...............................         4
   126      BNP Paribas Securities Corp. TriParty Securities
              Joint Repurchase Agreement,
              5.23%, 05/01/2007...............................       125
   385      UBS Securities, Inc. TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................       385
                                                                 -------
                                                                   1,023
                                                                 -------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 0.9%
            CASH COLLATERAL REINVESTMENT FUND:
   316      Mellon GSL DBTII Collateral Fund..................       315
                                                                 -------
            Total short-term investments
              (cost $1,338)...................................   $ 1,338
                                                                 -------
            Total investments in securities
              (cost $29,630) (C)..............................   $34,450
                                                                 =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 56.23% of total net assets at April 30, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2007, was $16,795, which represents 48.84% of total net assets.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $29,696 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $5,107
      Unrealized depreciation..........................    (353)
                                                         ------
      Net unrealized appreciation......................  $4,754
                                                         ======

  (D)Currently non-income producing.

  (G)Security is partially on loan at April 30, 2007.

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD                                                     COST
      ACQUIRED               SHARES/PAR         SECURITY         BASIS
      --------               ----------         --------         -----
      11/2006-2/2007             34            Aegon N.V.        $656

     The aggregate value of these securities at April 30, 2007 was $707, which represents 0.06% of total net assets.

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GLOBAL HEALTH FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 96.0%
            AGENCIES, BROKERAGES, OTHER INSURANCE ACTIVITIES -- 0.6%
      70    Medco Health Solutions, Inc. (D)..................  $    5,469
                                                                ----------
            DRUGS & DRUGGISTS SUNDRIES WHOLESALERS -- 5.0%
     233    Cardinal Health, Inc. ............................      16,312
     485    McKesson Corp. ...................................      28,527
                                                                ----------
                                                                    44,839
                                                                ----------
            GENERAL MEDICAL AND SURGICAL HOSPITALS -- 1.0%
     143    Universal Health Services, Inc. Class B...........       8,677
                                                                ----------
            HEALTH AND PERSONAL CARE STORES -- 1.2%
     181    Longs Drug Stores Corp. ..........................       9,924
     213    Rite Aid Corp. (D)(G).............................       1,307
                                                                ----------
                                                                    11,231
                                                                ----------
            INSURANCE CARRIERS -- 8.4%
     123    Cigna Corp. ......................................      19,200
     331    Health Net, Inc. (D)(G)...........................      17,872
     402    UnitedHealth Group, Inc. .........................      21,317
     209    Wellpoint, Inc. (D)...............................      16,528
                                                                ----------
                                                                    74,917
                                                                ----------
            MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING -- 5.4%
     115    Arrow International, Inc. ........................       3,665
     366    Baxter International, Inc. .......................      20,727
     456    St. Jude Medical, Inc. (D)........................      19,491
      33    Synthes, Inc. (A).................................       4,304
                                                                ----------
                                                                    48,187
                                                                ----------
            NAVIGATE, MEASURE, CONTROL INSTRUMENT MANUFACTURING -- 6.9%
     225    Beckman Coulter, Inc. ............................      14,120
     895    Medtronic, Inc. ..................................      47,356
                                                                ----------
                                                                    61,476
                                                                ----------
            NURSING CARE FACILITIES -- 1.2%
     166    Manor Care, Inc. .................................      10,746
                                                                ----------
            PHARMACEUTICAL & MEDICINE MANUFACTURING -- 57.6%
     885    Abbott Laboratories...............................      50,109
     119    Amgen, Inc. (D)...................................       7,658
     380    Amylin Pharmaceuticals, Inc. (D)(G)...............      15,710
     525    Astellas Pharma, Inc. (A).........................      22,944
     401    AstraZeneca plc ADR...............................      21,800
     150    AtheroGenics, Inc. (D)(G).........................         503
     208    Barr Pharmaceuticals, Inc. (D)....................      10,049
     794    Bristol-Myers Squibb Co. .........................      22,918
     220    Cephalon, Inc. (D)(G).............................      17,534
     894    Cytokinetics, Inc. (D)(G).........................       5,909
     884    Daiichi Sankyo Co., Ltd. (A)(G)...................      26,370
     509    Eisai Co., Ltd. (A)(G)............................      24,151
     928    Elan Corp. plc ADR (D)............................      12,882
     334    Eli Lilly & Co. ..................................      19,732
     260    Forest Laboratories, Inc. (D)(G)..................      13,856
     253    Gilead Sciences, Inc. (D).........................      20,692
     150    H. Lundbeck A/S (A)(G)............................       3,610
     207    Hospira, Inc. (D).................................       8,402

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            PHARMACEUTICAL & MEDICINE MANUFACTURING -- (CONTINUED)
     138    Ipsen (A).........................................  $    7,340
     204    MedImmune, Inc. (D)(G)............................      11,574
     193    Merck & Co., Inc. ................................       9,933
     798    MGI Pharma, Inc. (D)(G)...........................      17,576
     124    NPS Pharmaceuticals, Inc. (D)(G)..................         492
     288    Pharmion Corp. (D)(G).............................       8,730
     326    Progenics Pharmaceuticals, Inc. (D)(G)............       7,899
     694    Sanofi-Aventis S.A. ADR...........................      31,822
   1,651    Schering-Plough Corp. ............................      52,380
   1,216    Shionogi & Co., Ltd. (A)(G).......................      23,697
     302    Teva Pharmaceutical Industries Ltd. ADR...........      11,554
     307    UCB S.A. (A)(G)...................................      18,290
     309    Vertex Pharmaceuticals, Inc. (D)(G)...............       9,493
                                                                ----------
                                                                   515,609
                                                                ----------
            PROFESSIONAL SERVICES -- COMPUTER SYSTEM DESIGN &
            RELATED -- 0.9%
     272    IMS Health, Inc. .................................       7,973
                                                                ----------
            SCIENTIFIC RESEARCH & DEVELOPMENT SERVICES -- 7.8%
     474    Applera Corp. -- Celera Genomics Group (D)........       6,637
     667    Ciphergen Biosystems, Inc. (D)(G).................         961
     505    CV Therapeutics, Inc. (D)(G)......................       4,256
     509    Exelixis, Inc. (D)(G).............................       5,462
     630    Human Genome Sciences, Inc. (D)(G)................       6,782
     378    Incyte Corp. (D)(G)...............................       2,917
     399    Medicines Co. (D)(G)..............................       9,085
   1,673    Millennium Pharmaceuticals, Inc. (D)(G)...........      18,535
     281    Regeneron Pharmaceuticals, Inc. (D)(G)............       7,651
     536    Zymogenetics, Inc. (D)(G).........................       8,017
                                                                ----------
                                                                    70,303
                                                                ----------
            Total common stock
              (cost $717,639).................................  $  859,427
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 18.6%
            REPURCHASE AGREEMENTS -- 2.8%
$  8,267    Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.24%, 05/01/2007...............................  $    8,267
   3,062    BNP Paribas Securities TriParty Joint Repurchase
              Agreement,
              5.23%, 05/01/2007...............................       3,062
      96    Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.10%, 05/01/2007...............................          96
   4,102    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................       4,102
   9,368    UBS Securities, Inc. TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................       9,368
                                                                ----------
                                                                    24,895
                                                                ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 15.8%
            CASH COLLATERAL REINVESTMENT FUND:
 141,120    Navigator Prime Portfolio.........................  $  141,120
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            U.S. TREASURY SECURITIES:
$     46    U.S. Treasury Bond,
              8.00%, 11/15/2021...............................          62
       3    U.S. Treasury Note,
              3.38%, 11/15/2008...............................           3
      30    U.S. Treasury Note,
              3.50%, 12/15/2009...............................          29
                                                                ----------
                                                                        94
                                                                ----------
                                                                   141,214
                                                                ----------
            Total short-term investments
              (cost $166,109).................................  $  166,109
                                                                ----------
            Total investments in securities
              (cost $883,748) (C).............................  $1,025,536
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 22.85% of total net assets at April 30, 2007.

  (A) The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2007, was $130,706, which represents 14.60% of total net assets.

  (C) At April 30, 2007, the cost of securities for federal income tax purposes was $885,185 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $153,939
      Unrealized depreciation........................   (13,588)
                                                       --------
      Net unrealized appreciation....................  $140,351
                                                       ========

  (D) Currently non-income producing.

  (G) Security is partially on loan at April 30, 2007.

  (W) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GLOBAL LEADERS FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 100.1%
            AUSTRIA -- 1.3%
     123    Erste Bank Der Oesterreichischen Sparkassen AG
              (A).............................................  $  9,842
                                                                --------
            BRAZIL -- 1.4%
     251    Companhia Vale do Rio Doce ADR....................    10,193
                                                                --------
            CANADA -- 3.9%
     202    Cameco Corp. .....................................     9,436
      92    Research In Motion Ltd. (D).......................    12,105
      95    Suncor Energy, Inc. ..............................     7,622
                                                                --------
                                                                  29,163
                                                                --------
            CHINA -- 0.5%
     216    China CITIC Bank (D)..............................       181
   1,529    China Merchants Bank Co., Ltd. (A)(D).............     3,721
                                                                --------
                                                                   3,902
                                                                --------
            DUTCH ANTILLES -- 2.2%
     230    Schlumberger Ltd. (G).............................    16,944
                                                                --------
            FRANCE -- 4.7%
      78    Accor S.A. (A)(G).................................     7,333
      61    Alstom RGPT (A)(D)................................     9,119
      29    Pinault-Printemps-Redoute S.A. (A)................     4,967
     169    Veolia Environment S.A. (A).......................    13,977
                                                                --------
                                                                  35,396
                                                                --------
            GERMANY -- 4.6%
      57    Deutsche Boerse AG (A)............................    13,398
      51    Fresenius Medical Care AG & Co. (A)...............     7,579
     203    KarstadtQuelle AG (A)(D)..........................     7,802
      50    Siemens AG (A)....................................     6,087
                                                                --------
                                                                  34,866
                                                                --------
            GREECE -- 0.7%
     100    National Bank of Greece (A).......................     5,591
                                                                --------
            IRELAND -- 2.5%
     751    Elan Corp. plc ADR (D)(G).........................    10,429
     186    Ryanair Holdings plc ADR (D)(G)...................     8,690
                                                                --------
                                                                  19,119
                                                                --------
            JAPAN -- 10.2%
     155    Eisai Co., Ltd. (A)(G)............................     7,343
       2    Japan Tobacco, Inc. (A)...........................     8,323
      51    Nintendo Co., Ltd. (A)............................    15,775
      36    ORIX Corp. (A)....................................     9,652
      20    Rakuten, Inc. (A).................................     8,185
     389    Softbank Corp. (A)(D)(G)..........................     8,352
       1    Sumitomo Mitsui Financial Group, Inc. (A).........     7,033
     326    Sumitomo Realty & Development Co., Ltd. (A).......    12,033
                                                                --------
                                                                  76,696
                                                                --------
            LUXEMBOURG -- 0.3%
      25    Millicom International Cellular S.A. (D)..........     2,048
                                                                --------
            MEXICO -- 1.1%
     156    America Movil S.A.B de CV ADR.....................     8,184
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            NETHERLANDS -- 2.9%
     291    ASML Holding N.V. (A)(D)..........................  $  7,900
     249    Royal Numico N.V. (A)(H)..........................    13,735
                                                                --------
                                                                  21,635
                                                                --------
            RUSSIA -- 1.0%
     182    OAO Gazprom ADR (K)...............................     7,255
                                                                --------
            SOUTH KOREA -- 1.2%
     136    LG Electronics, Inc. (A)(D).......................     9,082
                                                                --------
            SPAIN -- 1.0%
     216    Gamesa Corporacion Tecnologica S.A. (A)...........     7,429
                                                                --------
            SWITZERLAND -- 3.7%
     531    ABB Ltd. (G)(A)...................................    10,611
      80    Julius Baer Holding Ltd. (A)......................     5,588
      29    Nestle S.A. (A)(G)................................    11,518
                                                                --------
                                                                  27,717
                                                                --------
            TAIWAN -- 0.9%
   1,086    Hon Hai Precision Industry Co., Ltd. (A)..........     7,162
                                                                --------
            UNITED KINGDOM -- 9.7%
     961    Amvescap plc (A)..................................    11,281
   1,301    Man Group plc (A).................................    14,564
     254    Reckitt Benckiser plc (A).........................    13,899
   2,587    Tesco plc (A).....................................    23,790
     183    Xstrata plc (A)...................................     9,507
                                                                --------
                                                                  73,041
                                                                --------
            UNITED STATES -- 46.3%
     428    Activision, Inc. (D)..............................     8,562
     261    Adobe Systems, Inc. (D)...........................    10,864
     131    Akamai Technologies, Inc. (D).....................     5,757
     461    American Tower Corp. Class A (D)..................    17,518
     109    Apple, Inc. (D)...................................    10,878
     161    Best Buy Co., Inc. ...............................     7,515
     147    Boeing Co. .......................................    13,671
      81    Celgene Corp. (D).................................     4,960
     526    Cisco Systems, Inc. (D)...........................    14,071
     592    Comcast Corp. Class A (D).........................    15,780
     627    Corning, Inc. (D).................................    14,872
     131    Danaher Corp. ....................................     9,304
     357    E*Trade Financial Corp. (D).......................     7,889
     229    eBay, Inc. (D)....................................     7,779
     184    Electronic Arts, Inc. (D).........................     9,250
      96    Eli Lilly & Co. ..................................     5,676
     670    EMC Corp. (D).....................................    10,171
     105    General Dynamics Corp. ...........................     8,266
     118    Gilead Sciences, Inc. (D).........................     9,610
      53    Goldman Sachs Group, Inc. ........................    11,543
      40    Google, Inc. (D)..................................    18,902
     179    Hewlett-Packard Co. ..............................     7,535
     185    Las Vegas Sands Corp. (D)(G)......................    15,735
      24    MetroPCS Communications, Inc. (D).................       661
     239    Monsanto Co. .....................................    14,081
     252    Network Appliance, Inc. (D).......................     9,392
      75    Noble Corp. ......................................     6,274

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            UNITED STATES -- (CONTINUED)
     596    Oracle Corp. (D)..................................  $ 11,209
     673    Schering-Plough Corp. ............................    21,357
     390    St. Jude Medical, Inc. (D)........................    16,671
     102    Suntech Power Holdings Co., Ltd. ADR (D)..........     3,704
     219    Wyeth.............................................    12,132
      89    Zimmer Holdings, Inc. (D).........................     8,062
                                                                --------
                                                                 349,651
                                                                --------
            Total common stock
              (cost $620,768).................................  $754,916
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 7.3%
            REPURCHASE AGREEMENTS -- 0.1%
 $   116    Banc of America TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................  $    116
      43    BNP Paribas Securities Corp. TriParty Joint
              Repurchase Agreement,
              5.23%, 05/01/2007...............................        43
       1    Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.10%, 05/01/2007...............................         1
      58    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................        58
     131    UBS Securities, Inc. TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................       131
                                                                --------
                                                                     349
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 7.2%
            CASH COLLATERAL REINVESTMENT FUND:
  54,386    BNY Institutional Cash Reserve Fund...............    54,383
                                                                --------
            Total short-term investments
              (cost $54,732)..................................  $ 54,732
                                                                --------
            Total investments in securities
              (cost $675,500) (C).............................  $809,648
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 53.74% of total net assets at April 30, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2007, was $312,178, which represents 41.40% of total net assets.
  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $683,272 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $134,274
      Unrealized depreciation........................    (7,898)
                                                       --------
      Net unrealized appreciation....................  $126,376
                                                       ========

  (D)Currently non-income producing.

  (G)Security is partially on loan at April 30, 2007.

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED   SHARES/PAR       SECURITY       COST BASIS
      --------   ----------       --------       ----------
      7/2004        249       Royal Numico N.V.   $12,524

     The aggregate value of these securities at April 30, 2007 was $13,735, which represents 1.82% of total net assets.

 (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At April 30, 2007, the market value of these securities amounted to $7,255 or 0.96% of total net assets.

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2007

                                                               MARKET          CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                               TRANSACTION          VALUE            AMOUNT             DATE            (DEPRECIATION)
-----------                               -----------          ------          --------         ----------         --------------
Euro                                          Buy              $1,314           $1,310          05/02/2007               $4
Hong Kong Dollars                             Buy               1,064            1,064          05/02/2007               --
                                                                                                                         --
                                                                                                                         $4
                                                                                                                         ==

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GLOBAL TECHNOLOGY FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 98.1%
            ACTIVITIES RELATED TO CREDIT BANKING -- 1.9%
     54     Western Union Co. ................................   $ 1,139
                                                                 -------
            AUDIO AND VIDEO EQUIPMENT -- 1.4%
     16     Sony Corp. (A)....................................       824
                                                                 -------
            BUSINESS SUPPORT SERVICES -- 1.1%
     23     Iron Mountain, Inc. (D)(G)........................       648
                                                                 -------
            COMMUNICATIONS EQUIPMENT -- 10.2%
     41     Cisco Systems, Inc. (D)...........................     1,086
     13     Polycom, Inc. (D).................................       419
     45     Qualcomm, Inc. ...................................     1,988
     20     Research In Motion Ltd. (D).......................     2,632
                                                                 -------
                                                                   6,125
                                                                 -------
            COMPUTER AND PERIPHERAL -- 24.7%
     32     Apple, Inc. (D)...................................     3,204
    144     EMC Corp. (D).....................................     2,190
    126     Hewlett-Packard Co. ..............................     5,314
    342     Hon Hai Precision Industry Co., Ltd. (A)..........     2,255
     18     International Business Machines Corp. ............     1,860
                                                                 -------
                                                                  14,823
                                                                 -------
            ELECTRICAL EQUIPMENT MANUFACTURING -- COMPONENT OTHER -- 3.4%
     86     Corning, Inc. (D).................................     2,035
                                                                 -------
            EMPLOYMENT SERVICES -- 3.3%
     12     Manpower, Inc. ...................................       971
     31     Robert Half International, Inc. ..................     1,019
                                                                 -------
                                                                   1,990
                                                                 -------
            MACHINERY MANUFACTURING -- INDUSTRIAL MACHINERY -- 6.4%
     21     KLA-Tencor Corp. .................................     1,139
     50     Lam Research Corp. (D)............................     2,694
                                                                 -------
                                                                   3,833
                                                                 -------
            MANAGEMENT, SCIENTIFIC, AND TECH CONSULTING SERVICES -- 3.7%
     34     Accenture Ltd. Class A............................     1,325
     21     Monster Worldwide, Inc. (D).......................       870
                                                                 -------
                                                                   2,195
                                                                 -------
            ON LINE INFORMATION SERVICES -- 6.4%
      7     Google, Inc. (D)..................................     3,206
     28     Juniper Networks, Inc. (D)........................       628
                                                                 -------
                                                                   3,834
                                                                 -------
            PROFESSIONAL SERVICES -- ACCOUNTING, TAX PREP, PAYROLL --1.1%
     19     Paychex, Inc. ....................................       686
                                                                 -------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            PROFESSIONAL SERVICES -- COMPUTER SYSTEM DESIGN &
            RELATED -- 5.7%
     32     Automatic Data Processing, Inc. ..................   $ 1,428
     43     BISYS Group, Inc. (D).............................       499
     19     DST Systems, Inc. (D)(G)..........................     1,514
                                                                 -------
                                                                   3,441
                                                                 -------
            SEMICONDUCTOR, ELECTRONIC COMPONENT -- 11.7%
     42     Altera Corp. (D)..................................       949
     36     ASML Holding N.V. (D)(A)..........................       966
     48     Maxim Integrated Products, Inc. ..................     1,507
     31     S.O.I. Tec S.A. (D)(A)............................       716
     30     Semtech Corp. (D).................................       431
     47     Texas Instruments, Inc. ..........................     1,619
     40     Trident Microsystems, Inc. (D)....................       851
                                                                 -------
                                                                   7,039
                                                                 -------
            SOFTWARE PUBLISHERS -- 13.4%
     74     Activision, Inc. (D)..............................     1,478
     31     Adobe Systems, Inc. (D)...........................     1,272
     36     Electronic Arts, Inc. (D).........................     1,835
     64     Microsoft Corp. ..................................     1,901
     31     Oracle Corp. (D)..................................       588
     46     Red Hat, Inc. (D)(G)..............................       964
                                                                 -------
                                                                   8,038
                                                                 -------
            WHOLESALERS -- ELECTRICAL & ELECTRONIC MERCHANDISE -- 2.4%
     22     LG Electronics, Inc. (D)(A).......................     1,442
                                                                 -------
            WIRELESS COMMUNICATIONS SERVICES -- 1.3%
    105     Sonus Networks, Inc. (D)..........................       809
                                                                 -------
            Total common stock
              (cost $50,397)..................................   $58,901
                                                                 -------
WARRANTS -- 0.9%
            OTHER PERSONAL SERVICES -- 0.9%
      9     Tata Consultancy Services Ltd. (D) (I)............   $   548
                                                                 -------
            Total warrants
              (cost $267).....................................       548
                                                                 -------
            Total long-term investments
              (cost $50,664)..................................   $59,449
                                                                 -------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 4.8%
            REPURCHASE AGREEMENTS -- 0.4%
 $   85     Banc of America TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................   $    85
     31     BNP Paribas TriParty Joint Repurchase Agreement,
              5.23%, 05/01/2007...............................        31
      1     Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.10%, 05/01/2007...............................         1

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS -- (CONTINUED)
 $   42     Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................   $    42
     96     UBS Securities, Inc. TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................        96
                                                                 -------
                                                                 $   255
                                                                 -------
SHARES
 ------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 4.4%
            CASH COLLATERAL REINVESTMENT FUND:
  2,629     BNY Institutional Cash Reserve Fund...............     2,629
                                                                 -------
            Total short-term investments
              (cost $2,884)...................................   $ 2,884
                                                                 -------
            Total investments in securities
              (cost $53,548) (C)..............................   $62,333
                                                                 =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 15.63% of total net assets at April 30, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2007, was $6,203, which represents 10.33% of total net assets.

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $53,989 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $9,013
      Unrealized depreciation..........................    (669)
                                                         ------
      Net unrealized appreciation......................  $8,344
                                                         ======

  (D)Currently non-income producing.

  (G)Security is partially on loan at April 30, 2007.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2007, was $548, which represents 0.91% of total net assets.

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GROWTH ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
AFFILIATED INVESTMENT COMPANIES -- 99.8%
EQUITY FUNDS -- 79.6%
  4,357     Hartford Capital Appreciation Fund, Class Y.......  $182,700
  1,909     Hartford Disciplined Equity Fund, Class Y.........    28,273
  2,938     Hartford Equity Income Fund, Class Y..............    43,420
  2,308     Hartford Global Leaders Fund, Class Y.............    48,528
    955     Hartford Growth Opportunities Fund, Class Y.......    30,546
  2,093     Hartford International Opportunities Fund, Class
              Y...............................................    38,591
  2,349     Hartford International Small Company Fund, Class
              Y...............................................    39,468
  3,568     Hartford Select SmallCap Value Fund, Class Y......    42,249
  1,373     Hartford Small Company Fund, Class Y..............    32,577
  9,808     Hartford Value Fund, Class Y......................   130,440
                                                                --------
            Total equity funds
              (cost $559,172).................................  $616,792
                                                                --------
FIXED INCOME FUNDS -- 20.2%
  2,168     Hartford Inflation Plus Fund, Class Y.............  $ 22,899
  5,010     Hartford Short Duration Fund, Class Y.............    49,546
  7,780     Hartford Total Return Bond Fund, Class Y..........    83,786
                                                                --------
            Total fixed income funds
              (cost $155,926).................................  $156,231
                                                                --------
            Total investments in affiliated investment
              companies
              (cost $715,098) (C).............................  $773,023
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $715,109 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $57,923
      Unrealized depreciation.........................       (9)
                                                        -------
      Net unrealized appreciation.....................  $57,914
                                                        =======

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GROWTH FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 99.7%
            BASIC MATERIALS -- 6.4%
     306    Agrium, Inc. .....................................  $   11,870
     587    Cameco Corp. .....................................      27,379
     208    Companhia Vale do Rio Doce ADR....................       8,427
     152    Freeport-McMoRan Copper & Gold, Inc. .............      10,208
      93    Potash Corp. of Saskatchewan......................      16,668
                                                                ----------
                                                                    74,552
                                                                ----------
            CAPITAL GOODS -- 5.9%
     333    ABB Ltd. ADR......................................       6,638
     294    Boeing Co. .......................................      27,380
      89    Deere & Co. ......................................       9,693
     179    Illinois Tool Works, Inc. ........................       9,184
     145    International Game Technology.....................       5,515
     109    Parker-Hannifin Corp. ............................      10,085
                                                                ----------
                                                                    68,495
                                                                ----------
            CONSUMER CYCLICAL -- 4.5%
     197    Coach, Inc. (D)...................................       9,627
     134    Kohl's Corp. (D)..................................       9,923
     286    NIKE, Inc. Class B................................      15,390
     715    Staples, Inc. ....................................      17,732
                                                                ----------
                                                                    52,672
                                                                ----------
            CONSUMER STAPLES -- 2.4%
       1    Japan Tobacco, Inc. (A)...........................       6,301
     161    PepsiCo, Inc. ....................................      10,667
     179    Procter & Gamble Co. .............................      11,537
                                                                ----------
                                                                    28,505
                                                                ----------
            ENERGY -- 1.0%
     291    Halliburton Co. ..................................       9,255
      33    Transocean, Inc. (D)..............................       2,886
                                                                ----------
                                                                    12,141
                                                                ----------
            FINANCE -- 12.3%
     316    Amvescap plc ADR..................................       7,498
      17    Chicago Mercantile Exchange Holdings, Inc. .......       8,759
     416    Commerce Bancorp, Inc. ...........................      13,894
     177    Franklin Resources, Inc. .........................      23,248
      43    Goldman Sachs Group, Inc. ........................       9,341
     470    Nasdaq Stock Market, Inc. (D)(G)..................      15,317
     319    State Street Corp. ...............................      21,959
     481    UBS AG............................................      31,188
     566    Western Union Co. ................................      11,914
                                                                ----------
                                                                   143,118
                                                                ----------
            HEALTH CARE -- 11.7%
     208    Abbott Laboratories...............................      11,775
     153    Eisai Co., Ltd. (A)...............................       7,273
     456    Elan Corp. plc ADR (D)............................       6,333
      83    Gilead Sciences, Inc. (D).........................       6,749
     201    Merck & Co., Inc. ................................      10,338
     194    Monsanto Co. .....................................      11,418
     255    Sanofi-Aventis S.A. ADR (G).......................      11,678
   1,465    Schering-Plough Corp. ............................      46,478
     336    Shionogi & Co., Ltd. (A)..........................       6,553

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            HEALTH CARE -- (CONTINUED)
     302    St. Jude Medical, Inc. (D)........................  $   12,913
     168    Vertex Pharmaceuticals, Inc. (D)(G)...............       5,171
                                                                ----------
                                                                   136,679
                                                                ----------
            SERVICES -- 15.8%
     590    Accenture Ltd. Class A............................      23,087
     204    Alliance Data Systems Corp. (D)...................      12,958
     150    Apollo Group, Inc. Class A (D)....................       7,087
     445    Autodesk, Inc. (D)................................      18,365
     346    Automatic Data Processing, Inc. ..................      15,506
     335    Equifax, Inc. (D).................................      13,329
     206    Fluor Corp. ......................................      19,669
     281    Focus Media Holding Ltd. ADR (D)(G)...............      10,406
     100    Manpower, Inc. ...................................       8,035
     229    Monster Worldwide, Inc. (D).......................       9,609
      70    Starwood Hotels & Resorts.........................       4,717
     191    United Parcel Service, Inc. Class B...............      13,420
     158    Viacom, Inc. Class B (D)..........................       6,530
     472    Walt Disney Co. ..................................      16,520
     124    Waste Management, Inc. ...........................       4,630
                                                                ----------
                                                                   183,868
                                                                ----------
            TECHNOLOGY -- 37.0%
     730    Activision, Inc. (D)..............................      14,605
     417    Adobe Systems, Inc. (D)...........................      17,351
     194    Akamai Technologies, Inc. (D).....................       8,543
     658    Altera Corp. (D)..................................      14,830
     146    America Movil S.A.B de CV ADR.....................       7,695
     314    American Tower Corp. Class A (D)..................      11,942
     139    Apple, Inc. (D)...................................      13,892
     313    AT&T, Inc. .......................................      12,105
   1,498    Cisco Systems, Inc. (D)...........................      40,067
     370    Danaher Corp. ....................................      26,319
     202    Electronic Arts, Inc. (D).........................      10,177
     973    EMC Corp. (D).....................................      14,774
     344    General Electric Co. .............................      12,680
      70    Google, Inc. (D)..................................      33,072
     333    Hewlett-Packard Co. ..............................      14,041
     131    International Business Machines Corp. ............      13,348
     486    Linear Technology Corp. ..........................      18,183
     525    Medtronic, Inc. ..................................      27,778
     152    MetroPCS Communications, Inc. (D).................       4,276
     798    Network Appliance, Inc. (D).......................      29,708
     167    NII Holdings, Inc. Class B (D)....................      12,849
   2,112    Oracle Corp. (D)..................................      39,710
     136    Research In Motion Ltd. (D).......................      17,940
      24    Roper Industries, Inc. ...........................       1,358
      59    Siemens AG........................................       7,187
     392    Symantec Corp. (D)................................       6,902
                                                                ----------
                                                                   431,332
                                                                ----------
            TRANSPORTATION -- 2.7%
     406    General Dynamics Corp. ...........................      31,832
                                                                ----------
            Total common stock
              (cost $1,037,996)...............................  $1,163,194
                                                                ----------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GROWTH FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------


PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 3.0%
            REPURCHASE AGREEMENTS -- 0.5%
 $ 1,978    Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.24%, 05/01/2007...............................  $    1,978
     732    BNP Paribas Securities Corp. TriParty Joint
              Repurchase Agreement,
              5.23%, 05/01/2007...............................         732
      23    Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.10%, 05/01/2007...............................          23
     981    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................         981
   2,241    UBS Securities, Inc. TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................       2,241
                                                                ----------
                                                                     5,955
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 2.5%
            CASH COLLATERAL REINVESTMENT FUND:
  29,264    Navigator Prime Portfolio.........................      29,264
                                                                ----------
            Total short-term investments
              (cost $35,219)..................................  $   35,219
                                                                ----------
            Total investments in securities
              (cost $1,073,215) (C)...........................  $1,198,413
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 15.49% of total net assets at April 30, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2007, was $20,127, which represents 1.73% of total net assets.

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $1,075,564 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $139,448
      Unrealized depreciation........................   (16,599)
                                                       --------
      Net unrealized appreciation....................  $122,849
                                                       ========

  (D)Currently non-income producing.

  (G)Security is partially on loan at April 30, 2007.

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GROWTH OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 96.1%
            BASIC MATERIALS -- 9.9%
     449    Cameco Corp. .....................................  $   20,918
     339    Companhia Vale do Rio Doce ADR....................      13,767
     315    Freeport-McMoRan Copper & Gold, Inc. .............      21,142
     513    Jarden Corp. (D)..................................      21,625
     555    Owens-Illinois, Inc. (D)..........................      16,694
     145    Potash Corp. of Saskatchewan......................      25,941
      78    Rio Tinto plc ADR.................................      18,959
                                                                ----------
                                                                   139,046
                                                                ----------
            CAPITAL GOODS -- 1.1%
      20    Flowserve Corp. ..................................       1,245
     288    Joy Global, Inc. (G)..............................      14,592
                                                                ----------
                                                                    15,837
                                                                ----------
            CONSUMER CYCLICAL -- 8.0%
     170    Abercrombie & Fitch Co. Class A...................      13,858
     372    California Pizza Kitchen, Inc. (D)................      12,439
     200    Foster Wheeler Ltd. (D)...........................      13,780
     332    Kohl's Corp. (D)..................................      24,544
     560    Mosaic Co. (D)....................................      16,523
     317    Saks, Inc. .......................................       6,638
     362    Tiffany & Co. (G).................................      17,278
     136    Under Armour, Inc. Class A (D)(G).................       6,863
                                                                ----------
                                                                   111,923
                                                                ----------
            CONSUMER STAPLES -- 2.3%
     204    Bunge Ltd. Finance Corp. (G)......................      15,425
     784    Tyson Foods, Inc. Class A.........................      16,437
                                                                ----------
                                                                    31,862
                                                                ----------
            ENERGY -- 4.9%
     482    Chesapeake Energy Corp. ..........................      16,257
     204    ConocoPhillips Holding Co. .......................      14,120
     231    EOG Resources, Inc. (G)...........................      16,994
     245    Halliburton Co. ..................................       7,791
     242    Ultra Petroleum Corp. (D).........................      13,715
                                                                ----------
                                                                    68,877
                                                                ----------
            FINANCE -- 6.6%
     537    AMVESCAP plc ADR..................................      12,723
     551    Covanta Holding Corp. (D).........................      13,514
     853    Cyrela Brazil Realty S.A. ........................       9,197
     647    E*Trade Financial Corp. (D).......................      14,288
     526    Nasdaq Stock Market, Inc. (D).....................      17,117
     213    UBS AG............................................      13,830
     154    Wellpoint, Inc. (D)...............................      12,130
                                                                ----------
                                                                    92,799
                                                                ----------
            HEALTH CARE -- 20.0%
     501    Alkermes, Inc. (D)................................       8,233
     393    Amylin Pharmaceuticals, Inc. (D)(G)...............      16,243
     252    AtheroGenics, Inc. (D)(G).........................         843
     411    Auxilium Pharmaceuticals, Inc. (D)(G).............       6,112
     234    Cephalon, Inc. (D)(G).............................      18,629
     208    Charles River Laboratories International, Inc.
              (D).............................................       9,837

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            HEALTH CARE -- (CONTINUED)
     312    Dade Behring Holdings, Inc. ......................  $   15,322
     378    Digene Corp. (D)..................................      17,331
     205    Eisai Co., Ltd. (A)(G)............................       9,713
     658    Elan Corp. plc ADR (D)(G).........................       9,129
     225    Eli Lilly & Co. ..................................      13,322
     128    Gilead Sciences, Inc. (D)(G)......................      10,485
     382    Kyphon, Inc. (D)(G)...............................      17,824
     244    Luxottica Group S.p.A. (A)(G).....................       8,483
     173    Medicines Co. (D).................................       3,950
     278    Merck & Co., Inc. ................................      14,311
     229    Monsanto Co. .....................................      13,479
   1,125    Schering-Plough Corp. ............................      35,680
     677    Shionogi & Co., Ltd. (A)..........................      13,197
     462    St. Jude Medical, Inc. (D)........................      19,778
     369    Teva Pharmaceutical Industries Ltd. ADR...........      14,140
     116    Vertex Pharmaceuticals, Inc. (D)..................       3,560
                                                                ----------
                                                                   279,601
                                                                ----------
            SERVICES -- 11.5%
   1,069    Allied Waste Industries, Inc. (D)(G)..............      14,289
     507    DreamWorks Animation SKG, Inc. (D)................      14,845
     323    Equifax, Inc. (D)(G)..............................      12,867
     122    Fluor Corp. ......................................      11,666
     515    Focus Media Holding Ltd. ADR (D)(G)...............      19,048
     267    KBR, Inc. (D).....................................       5,520
     176    Manpower, Inc. ...................................      14,108
     359    MoneyGram International, Inc. ....................      10,215
     904    Net Servicos de Comunicacao S.A. (G)..............      13,501
     352    TeleTech Holdings, Inc. (D).......................      13,270
     838    Tetra Technologies, Inc. (D)......................      17,455
     372    Waste Management, Inc. ...........................      13,917
                                                                ----------
                                                                   160,701
                                                                ----------
            TECHNOLOGY -- 28.1%
   1,575    Activision, Inc. (D)..............................      31,496
     508    Adobe Systems, Inc. (D)...........................      21,108
     308    American Tower Corp. Class A (D)..................      11,719
     142    Apple, Inc. (D)...................................      14,162
   1,037    Corning, Inc. (D).................................      24,605
   1,166    EMC Corp. (D).....................................      17,698
     360    Garmin Ltd. (G)...................................      20,931
     430    General Electric Co. .............................      15,853
     359    Hewlett-Packard Co. ..............................      15,120
     276    Hologic, Inc. (D).................................      15,901
     221    Leap Wireless International, Inc. (D).............      16,869
     415    Microsoft Corp. ..................................      12,434
     872    Network Appliance, Inc. (D).......................      32,462
     174    NII Holdings, Inc. Class B (D)....................      13,316
     520    Nortel Networks Corp. (D).........................      11,898
     471    NVIDIA Corp. (D)..................................      15,491
   1,321    O2Micro International Ltd. ADR (D)................      13,683
   1,203    Oracle Corp. (D)..................................      22,616
     344    Qualcomm, Inc. ...................................      15,058
     337    Red Hat, Inc. (D)(G)..............................       7,126
     120    Research In Motion Ltd. (D).......................      15,829

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GROWTH OPPORTUNITIES FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     560    VeriFone Holdings, Inc. (D)(G)....................  $   19,744
     271    Verint Systems, Inc. (D)..........................       7,787
                                                                ----------
                                                                   392,906
                                                                ----------
            TRANSPORTATION -- 1.4%
     244    General Dynamics Corp. ...........................      19,161
                                                                ----------
            UTILITIES -- 2.3%
     424    Suntech Power Holdings Co., Ltd. ADR (D)(G).......      15,383
     196    Veolia Environment S.A. (A)(G)....................      16,216
                                                                ----------
                                                                    31,599
                                                                ----------
            Total common stock
              (cost $1,118,567)...............................  $1,344,312
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 18.1%
            REPURCHASE AGREEMENTS -- 4.5%
$ 20,678    Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.24%, 05/01/2007...............................  $   20,678
   7,658    BNP Paribas Securities Corp. TriParty Joint
              Repurchase Agreement,
              5.23%, 05/01/2007...............................       7,658
     241    Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.10%, 05/01/2007...............................         241
  10,262    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................      10,262
  23,435    UBS Securities, Inc. TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................      23,435
                                                                ----------
                                                                    62,274
                                                                ----------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 13.6%
            CASH COLLATERAL REINVESTMENT FUND:
 190,415    BNY Institutional Cash Reserve Fund...............  $  190,415
                                                                ----------
            Total short-term investments
              (cost $252,689).................................  $  252,689
                                                                ----------
            Total investments in securities
              (cost $1,371,256) (C)...........................  $1,597,001
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 17.24% of total net assets at April 30, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2007, was $47,609, which represents 3.40% of total net assets.

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $1,373,582 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $231,010
      Unrealized depreciation........................    (7,591)
                                                       --------
      Net unrealized appreciation....................  $223,419
                                                       ========

  (D)Currently non-income producing.

  (G)Security is partially on loan at April 30, 2007.

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD HIGH YIELD FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 1.8%
            FINANCE -- 0.5%
 $ 6,998    CBA Commercial Small Balance Commercial Mortgage,
              9.75%, 01/25/2039 (I)(P)........................  $    700
     920    Soundview NIM Trust,
              8.25%, 12/25/2036 (I)...........................       848
                                                                --------
                                                                   1,548
                                                                --------
            TRANSPORTATION -- 1.3%
     691    American Airlines, Inc.,
              7.38%, 05/23/2019...............................       685
     546    Continental Airlines, Inc.,
              6.80%, 08/02/2018...............................       544
   1,241    Continental Airlines, Inc.,
              7.37%, 12/15/2015...............................     1,260
   1,083    Continental Airlines, Inc.,
              8.39%, 11/01/2020 #.............................     1,148
                                                                --------
                                                                   3,637
                                                                --------
            Total asset & commercial
              mortgage backed securities
              (cost $4,940)...................................  $  5,185
                                                                --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 91.3%
            BASIC MATERIALS -- 14.0%
   1,500    Abitibi-Consolidated, Inc.,
              8.85%, 06/15/2011 (L)...........................  $  1,470
   1,645    AK Steel Corp.,
              7.75%, 06/15/2012...............................     1,698
   1,375    Aleris International, Inc.,
              9.00%, 12/15/2014 (I)...........................     1,459
     725    Berry Plastics Holding Co.,
              9.23%, 09/15/2014 (G)(L)........................       741
   1,340    Bowater, Inc.,
              8.35%, 03/15/2010 (L)...........................     1,347
     700    Bowater, Inc.,
              9.50%, 10/15/2012...............................       719
   1,000    Chaparral Steel Co.,
              10.00%, 07/15/2013 #............................     1,119
     860    Cooper-Standard Automotive, Inc.,
              8.38%, 12/15/2014 (G)...........................       787
   1,370    Crown Americas, Inc.,
              7.75%, 11/15/2015 (G)...........................     1,449
     660    Crown Cork & Seal Co., Inc.,
              8.00%, 04/15/2023...............................       663
   1,120    Domtar, Inc.,
              7.13%, 08/15/2015 (G)...........................     1,141
   1,850    Freeport-McMoRan Copper & Gold, Inc.,
              8.25%, 04/01/2015...............................     2,000
   1,225    Georgia Gulf Corp.,
              10.75%, 10/15/2016 (G)(I).......................     1,219
   1,615    Georgia-Pacific Corp.,
              7.00%, 01/15/2015 (I)...........................     1,623
   1,675    Goodyear Tire & Rubber Co.,
              8.63%, 12/01/2011 (I)...........................     1,809

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            BASIC MATERIALS -- (CONTINUED)
 $ 1,180    Graham Packaging Co., Inc.,
              9.88%, 10/15/2014 (G)...........................  $  1,221
   1,100    Graphic Packing International,
              8.50%, 08/15/2011...............................     1,141
   1,100    Huntsman International LLC,
              7.88%, 11/15/2014 (I)...........................     1,150
   2,500    Lyondell Chemical Co.,
              8.25%, 09/15/2016...............................     2,675
   1,230    MacDermid, Inc.,
              9.50%, 04/15/2017 (I)...........................     1,276
     985    Mobile Services Group, Inc.,
              9.75%, 08/01/2014 (I)...........................     1,069
     500    Norske Skog Canada Ltd.,
              8.63%, 06/15/2011...............................       507
   1,130    Nova Chemicals Corp.,
              8.50%, 11/15/2013 (G)(L)........................     1,150
   1,250    Owens-Brockway Glass Container, Inc.,
              8.88%, 02/15/2009 #.............................     1,275
     830    Owens-Illinois, Inc.,
              7.80%, 05/15/2018 (G)...........................       859
   1,500    Peabody Energy Corp.,
              6.88%, 03/15/2013 (G)...........................     1,519
     650    Potlatch Corp.,
              13.00%, 12/01/2009 (L)..........................       742
   1,080    RBS Global & Rexnord Corp.,
              11.75%, 08/01/2016 (G)..........................     1,199
   1,330    Rockwood Specialties Group, Inc.,
              7.50%, 11/15/2014 (G)...........................     1,350
      96    Smurfit Kappa Funding plc,
              9.63%, 10/01/2012...............................       101
     795    Smurfit-Stone Container Enterprises, Inc.,
              8.00%, 03/15/2017 (I)...........................       791
   1,040    Stone Container Finance,
              7.38%, 07/15/2014...............................     1,022
   1,085    Verso Paper Holdings LLC,
              11.38%, 08/01/2016 (I)..........................     1,161
                                                                --------
                                                                  39,452
                                                                --------
            CAPITAL GOODS -- 1.6%
     545    Blount, Inc.,
              8.88%, 08/01/2012...............................       572
   1,170    Bombardier, Inc.,
              6.30%, 05/01/2014 (I)...........................     1,129
     255    ESCO Corp.,
              9.23%, 12/15/2013 (I)(L)........................       264
     891    K2, Inc.,
              7.38%, 07/01/2014...............................       940
     176    L-3 Communications Corp.,
              3.00%, 08/01/2035 (G)...........................       190
   1,390    Transdigm, Inc.,
              7.75%, 07/15/2014 (I)...........................     1,442
                                                                --------
                                                                   4,537
                                                                --------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD HIGH YIELD FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            CONSUMER CYCLICAL -- 12.4%
 $ 1,800    Albertson's, Inc.,
              7.25%, 05/01/2013 (G)...........................  $  1,872
     860    Alliance One International, Inc.,
              8.50%, 05/15/2012 (I)...........................       888
   1,775    American Axle & Manufacturing Holdings, Inc.,
              7.88%, 03/01/2017 (G)...........................     1,779
   1,080    Amerigas Partners L.P.,
              7.25%, 05/20/2015 #.............................     1,099
   1,200    Aramark Corp.,
              8.50%, 02/01/2015 (G)(I)........................     1,256
     675    ArvinMeritor, Inc.,
              8.75%, 03/01/2012 (G)...........................       699
     840    Asbury Automotive Group,
              7.63%, 03/15/2017 (I)...........................       844
   1,160    Beazer Homes USA, Inc.,
              8.63%, 05/15/2011 (G)...........................     1,164
     995    Buffalo Thunder,
              9.38%, 12/15/2014 (I)...........................     1,022
     865    Builders FirstSource, Inc.,
              9.61%, 02/15/2012 (G)(L)........................       879
   1,700    Ford Capital B.V.,
              9.50%, 06/01/2010...............................     1,709
   2,480    General Motors Corp.,
              7.13%, 07/15/2013 (G)...........................     2,291
     700    Group 1 Automotive, Inc.,
              2.25%, 06/15/2036 (L)...........................       620
     850    GSC Holdings Corp.,
              8.00%, 10/01/2012 (G)...........................       906
     365    K. Hovnanian Enterprises, Inc.,
              6.00%, 01/15/2010...............................       348
     875    K. Hovnanian Enterprises, Inc.,
              6.25%, 01/15/2015...............................       794
   1,030    K. Hovnanian Enterprises, Inc.,
              8.88%, 04/01/2012 (G)...........................     1,009
   1,200    KB Home & Broad Home Corp.,
              6.38%, 08/15/2011...............................     1,179
     700    Keystone Automotive Operations, Inc.,
              9.75%, 11/01/2013...............................       665
   1,040    Levi Strauss & Co.,
              9.75%, 01/15/2015 (G)...........................     1,141
   1,665    Michaels Stores, Inc.,
              11.38%, 11/01/2016 (G)(I).......................     1,832
   1,510    Neiman Marcus Group, Inc.,
              10.38%, 10/15/2015 (G)..........................     1,697
   1,355    NPC International, Inc.,
              9.50%, 05/01/2014 (G)...........................     1,423
   1,595    Phillips Van-Heusen Corp.,
              7.75%, 11/15/2023...............................     1,691
   1,625    SGS International, Inc.,
              12.00%, 12/15/2013..............................     1,755
   1,090    Stater Brothers Holdings, Inc.,
              8.13%, 06/15/2012...............................     1,123

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            CONSUMER CYCLICAL -- (CONTINUED)
 $   700    Supervalu, Inc.,
              7.50%, 11/15/2014...............................  $    732
   2,550    Tenneco, Inc.,
              8.63%, 11/15/2014 (G)...........................     2,709
                                                                --------
                                                                  35,126
                                                                --------
            CONSUMER STAPLES -- 1.9%
   1,090    Appleton Papers, Inc.,
              9.75%, 06/15/2014 (G)...........................     1,130
     725    Constellation Brands, Inc.,
              7.25%, 09/01/2016...............................       738
     840    Del Laboratories, Inc.,
              10.36%, 11/01/2011 (L)..........................       870
   1,085    Dole Food Co., Inc.,
              8.63%, 05/01/2009 (G)...........................     1,101
   1,540    Nutro Products, Inc.,
              10.75%, 04/15/2014 (G)(I).......................     1,632
                                                                --------
                                                                   5,471
                                                                --------
            ENERGY -- 4.5%
     320    Amerigas Partners L.P.,
              7.13%, 05/20/2016...............................       324
     596    Chesapeake Energy Corp., +
              2.75%, 11/15/2035...............................       649
     750    Chesapeake Energy Corp.,
              7.63%, 07/15/2013...............................       795
     750    Cie Gen Geophysique,
              7.75%, 05/15/2017...............................       793
     850    Cimarex Energy Co.,
              7.13%, 05/01/2017 (Q)...........................       859
   1,000    Comstock Resources, Inc.,
              6.88%, 03/01/2012...............................       978
   1,120    Ferrell Gas Partners L.P.,
              8.75%, 06/15/2012 #.............................     1,165
   1,190    Inergy L.P.,
              8.25%, 03/01/2016...............................     1,261
     614    Magnum Hunter Resources, Inc.,
              9.60%, 03/15/2012...............................       643
   1,400    OPTI Canada, Inc.,
              8.25%, 12/15/2014 (I)...........................     1,481
   1,000    Petrohawk Energy Corp.,
              9.13%, 07/15/2013...............................     1,071
   1,500    Pogo Producing Co.,
              7.88%, 05/01/2013 (G)...........................     1,519
   1,050    Range Resources Corp.,
              7.50%, 05/15/2016...............................     1,089
                                                                --------
                                                                  12,627
                                                                --------
            FINANCE -- 12.3%
   1,800    American Real Estate Partners L.P.,
              7.13%, 02/15/2013 (G)...........................     1,773
   1,420    Atlantic Broadband Finance LLC,
              9.38%, 01/15/2014 #.............................     1,464
   1,150    Avis Budget Car Rental LLC,
              7.75%, 05/15/2016 (G)(I)........................     1,176
   1,100    E*Trade Financial Corp.,
              8.00%, 06/15/2011...............................     1,156

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
AMOUNT (B)                                                       VALUE (W)
----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             FINANCE -- (CONTINUED)
 $ 1,375     El Paso Performance-Linked Trust,
               7.75%, 07/15/2011 (G)(I)........................  $  1,464
     675     Felcor Lodging L.P.,
               8.50%, 06/01/2011...............................       724
   1,440     Ford Motor Credit Co.,
               6.93%, 01/15/2010 (L)#..........................     1,407
   1,100     Ford Motor Credit Co.,
               7.38%, 02/01/2011 (G)...........................     1,088
   1,685     General Motors Acceptance Corp.,
               6.88%, 09/15/2011...............................     1,691
   3,050     General Motors Acceptance Corp.,
               6.88%, 08/28/2012...............................     3,048
   1,300     General Motors Acceptance Corp.,
               8.00%, 11/01/2031...............................     1,395
   1,565     Hertz Corp.,
               10.50%, 01/01/2016 (G)..........................     1,784
   1,190     Host Marriott L.P.,
               6.75%, 06/01/2016...............................     1,209
   1,125     Kar Holdings, Inc.,
               9.36%, 05/01/2014 (I)(L)........................     1,150
     865     LPL Holdings, Inc.,
               10.75%, 12/15/2015 (I)..........................       939
   1,320     Multiplan Corp.,
               10.38%, 04/15/2016 (I)..........................     1,409
     725     Nell Af Sarl,
               8.38%, 08/15/2015 (I)...........................       754
 EUR 600     Nell Af Sarl,
               8.38%, 08/15/2015 (I)...........................       887
     850     PetroPlus Finance,
               7.00%, 05/01/2017 (I)...........................       857
   1,355     Pinnacle Foods,
               10.63%, 04/01/2017 (G)(I).......................     1,358
   1,250     Rainbow National Services LLC,
               10.38%, 09/01/2014 (I)..........................     1,408
   1,480     Realogy Corp.,
               10.50%, 04/15/2014 (G)(I).......................     1,482
     570     Snowqualmie Entertainment Authority,
               9.15%, 02/01/2014 (I)(L)........................       582
     725     United Rentals North America, Inc.,
               7.75%, 11/15/2013 (G)...........................       754
   1,140     Universal City Florida,
               10.11%, 05/01/2010 (L)..........................     1,170
   1,295     Universal Hospital Services,
               10.13%, 11/01/2011..............................     1,387
   1,215     Yankee Acquisition Corp,
               9.75%, 02/15/2017 (G)(I)........................     1,251
                                                                 --------
                                                                   34,767
                                                                 --------
             HEALTH CARE -- 4.9%
   1,470     CDRV Investors, Inc.,
               9.86%, 12/01/2011 (I)(L)........................     1,477
   1,095     General Nutrition Centers, Inc.,
               9.79%, 03/15/2014 (I)(L)........................     1,072
   1,335     HCA, Inc.,
               7.88%, 02/01/2011 #.............................     1,373

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            HEALTH CARE -- (CONTINUED)
 $ 2,801    HCA, Inc.,
              9.25%, 11/15/2016 (I)#..........................  $  3,053
   1,300    IASIS Healthcare Capital Corp.,
              8.75%, 06/15/2014 (G)...........................     1,347
   1,390    Invacare Corp.,
              9.75%, 02/15/2015 (I)...........................     1,414
   1,370    National Mentor Holdings, Inc.,
              11.25%, 07/01/2014..............................     1,507
   1,230    PTS Acquisition Corp.,
              9.50%, 04/15/2015 (I)...........................     1,258
   1,450    Tenet Healthcare Corp.,
              6.50%, 06/01/2012 (G)...........................     1,345
                                                                --------
                                                                  13,846
                                                                --------
            SERVICES -- 16.9%
   1,415    Affinion Group, Inc.,
              11.50%, 10/15/2015..............................     1,557
   2,050    Allied Waste North America, Inc.,
              6.88%, 06/01/2017...............................     2,078
   1,000    AMC Entertainment, Inc.,
              11.00%, 02/01/2016 (G)..........................     1,148
     540    Cablevision Systems Corp.,
              8.00%, 04/15/2012...............................       554
   1,230    Clarke American Corp.,
              9.50%, 05/15/2015 (I)...........................     1,241
   2,310    Clarke American Corp.,
              11.75%, 12/15/2013..............................     2,802
     490    Coleman Cable, Inc.,
              9.88%, 10/01/2012 (I)...........................       513
   1,295    Compucom Systems, Inc.,
              12.00%, 11/01/2014 (I)#.........................     1,399
   2,150    CSC Holdings, Inc.,
              7.63%, 04/01/2011...............................     2,217
   2,445    Dex Media West LLC, Inc.,
              8.00%, 11/15/2013 (G)...........................     2,561
   1,800    Dex Media West LLC, Inc.,
              9.88%, 08/15/2013 #.............................     1,960
   1,375    DirecTV Holdings LLC,
              6.38%, 06/15/2015...............................     1,323
   1,120    Education Management LLC,
              10.25%, 06/01/2016 (G)..........................     1,224
   1,785    Harrah's Operating Co., Inc.,
              5.63%, 06/01/2015...............................     1,535
     795    ISA Capital De Brasil S.A.,
              8.80%, 01/30/2017 (G)(I)........................       857
   1,535    Knowledge Learning Center, Inc.,
              7.75%, 02/01/2015 (I)...........................     1,535
   1,215    Liberty Media Corp.,
              8.25%, 02/01/2030 (G)...........................     1,218
   1,480    MGM Mirage, Inc.,
              6.75%, 09/01/2012...............................     1,482
     760    MGM Mirage, Inc.,
              6.75%, 04/01/2013 (G)...........................       753
     750    MTR Gaming Group, Inc.,
              9.00%, 06/01/2012...............................       788

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD HIGH YIELD FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            SERVICES -- (CONTINUED)
 $   585    NCO Group, Inc.,
              11.88%, 11/15/2014 (I)..........................  $    603
     670    NSG Holdings LLC,
              7.75%, 12/15/2025 (I)...........................       705
   1,245    Open Solutions, Inc.,
              9.75%, 02/01/2015 (I)...........................     1,285
   1,030    Pokagon Gaming Authority,
              10.38%, 06/15/2014 (I)..........................     1,154
   1,100    Quebecor World Capital Corp.,
              6.13%, 11/15/2013...............................     1,035
     945    Quebecor World Capital Corp.,
              8.75%, 03/15/2016 (G)(I)........................       966
     880    Quebecor World, Inc.,
              9.75%, 01/15/2015 (I)...........................       928
   1,425    Reader's Digest Association, Inc.,
              9.00%, 02/15/2017 (G)(I)........................     1,397
   1,480    Sheridan Group, Inc.,
              10.25%, 08/15/2011..............................     1,541
   1,350    Sirius Satellite Radio, Inc.,
              9.63%, 08/01/2013 (G)...........................     1,350
   1,300    Station Casinos, Inc.,
              7.75%, 08/15/2016 (G)...........................     1,352
   2,345    SunGard Data Systems, Inc.,
              10.25%, 08/15/2015 (G)..........................     2,580
   1,230    Umbrella Acquisition,
              9.75%, 03/15/2015 (G)(I)........................     1,235
   1,420    Unisys Corp.,
              7.88%, 04/01/2008...............................     1,427
   1,300    West Corp.,
              9.50%, 10/15/2014 (I)...........................     1,375
                                                                --------
                                                                  47,678
                                                                --------
            TECHNOLOGY -- 17.4%
   1,120    Advanced Micro Devices, Inc.,
              7.75%, 11/01/2012 (G)...........................     1,100
     716    Amkor Technology, Inc.,
              10.50%, 05/01/2009 (G)..........................       716
   1,135    Belden CDT, Inc.,
              7.00%, 03/15/2017 (I)...........................     1,161
   1,325    Broadview Networks Holdings, Inc.,
              11.38%, 09/01/2012 (I)..........................     1,418
   1,400    CCH I Holdings LLC,
              10.00%, 05/15/2014 (G)..........................     1,306
   2,385    Charter Communications Operating LLC,
              8.00%, 04/30/2012 (I)#..........................     2,498
   1,370    Citizens Communications Co.,
              7.88%, 01/15/2027 (I)...........................     1,425
   1,375    Dobson Cellular Systems,
              8.38%, 11/01/2011...............................     1,466
   1,235    Flextronics International Ltd.,
              6.50%, 05/15/2013...............................     1,224
   2,600    Freescale Semiconductor, Inc.,
              10.13%, 12/15/2016 (G)(I).......................     2,626
   1,015    General Cable Corp.,
              7.72%, 04/01/2015 (I)(L)........................     1,025

PRINCIPAL                                                         Market
AMOUNT (B)                                                       Value (W)
----------                                                       ---------
             TECHNOLOGY -- (CONTINUED)
 $ 1,375     Idearc, Inc.,
               8.00%, 11/15/2016 (I)...........................  $  1,433
   1,275     Inmarsat Finance plc,
               7.63%, 06/30/2012 #.............................     1,332
   2,500     Intelsat Bermuda Ltd.,
               11.25%, 06/15/2016..............................     2,853
     850     IPCS, Inc.,
               7.48%, 05/01/2013 (I)(L)........................       854
   1,600     Itron, Inc.,
               7.75%, 05/15/2012...............................     1,640
   1,425     Jarden Corp.,
               7.50%, 05/01/2017...............................     1,459
   1,375     Leap Wireless International, Inc.,
               9.38%, 11/01/2014 (I)...........................     1,468
     700     Level 3 Financing, Inc.,
               9.25%, 11/01/2014 (I)...........................       727
   2,405     Level 3 Financing, Inc.,
               12.25%, 03/15/2013..............................     2,811
   1,500     MagnaChip Semiconductor,
               6.88%, 12/15/2011 (G)...........................     1,260
   1,425     Mediacom LLC,
               9.50%, 01/15/2013 (G)...........................     1,471
   1,470     MetroPCS Wireless, Inc.,
               9.25%, 11/01/2014 (I)...........................     1,569
   1,390     Momentive Performance,
               9.75%, 12/01/2014 (I)...........................     1,470
   2,500     Nortel Networks Ltd.,
               10.75%, 07/15/2016 (I)..........................     2,813
   1,360     NXP B.V./NXP Funding LLC,
               8.11%, 10/15/2013 (I)(L)........................     1,404
   2,735     Qwest Communications International, Inc.,
               7.50%, 02/15/2014 (G)...........................     2,824
   1,375     Rural Cellular Corp.,
               8.25%, 03/15/2012 (G)...........................     1,451
   1,210     STATS ChipPAC Ltd.,
               7.50%, 07/19/2010 (G)...........................     1,264
 EUR 680     Wind Acquisition,
               9.75%, 12/01/2015 (I)...........................     1,072
   1,925     Windstream Corp.,
               8.63%, 08/01/2016...............................     2,113
                                                                 --------
                                                                   49,253
                                                                 --------
             TRANSPORTATION -- 0.3%
     945     PHI, Inc.,
               7.13%, 04/15/2013...............................       924
                                                                 --------
             UTILITIES -- 5.1%
   2,000     Chivor S.S. E.S.P.,
               9.75%, 12/30/2014 (K)...........................     2,265
     820     Copano Energy LLC,
               8.13%, 03/01/2016...............................       855
     669     Elwood Energy LLC,
               8.16%, 07/05/2026...............................       708
   1,075     Markwest Energy Partners L.P.,
               8.50%, 07/15/2016...............................     1,129
   1,250     Mirant Americas Generation LLC,
               8.30%, 05/01/2011 (G)...........................     1,322

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            UTILITIES -- (CONTINUED)
 $ 1,110    NGC Corp.,
              7.13%, 05/15/2018 (G)...........................  $  1,074
     880    NRG Energy, Inc.,
              7.25%, 02/01/2014...............................       911
   1,170    NRG Energy, Inc.,
              7.38%, 02/01/2016...............................     1,215
   1,120    PSEG Energy Holdings LLC,
              8.50%, 06/15/2011...............................     1,212
   1,100    Regency Energy Partners,
              8.38%, 12/15/2013 (I)...........................     1,133
   1,225    Reliant Energy, Inc.,
              6.75%, 12/15/2014...............................     1,283
   1,160    Williams Partners L.P.,
              7.25%, 02/01/2017 (I)...........................     1,227
                                                                --------
                                                                  14,334
                                                                --------
            Total corporate bonds: non-investment grade
              (cost $251,217).................................  $258,015
                                                                --------
SENIOR FLOATING RATE INTERESTS NON-INVESTMENT GRADE (V) -- 5.1%
            CONSUMER CYCLICAL -- 1.6%
   3,477    Ford Motor Co.,
              8.36%, 12/15/2013 (N)...........................     3,497
   1,254    Keystone Automotive Industries, Inc.,
              8.80%, 01/12/2012 (N)...........................     1,251
                                                                --------
                                                                   4,748
                                                                --------
            FINANCE -- 0.6%
     500    HMSC Corp.,
              10.86%, 04/03/2014 (N)(Q).......................       509
   1,100    Rental Service Corp.,
              8.86%, 11/21/2013 (N)...........................     1,120
                                                                --------
                                                                   1,629
                                                                --------
            HEALTH CARE -- 0.8%
   1,400    Community Health Systems, Inc.,
              9.36%, 10/24/2014 (AA)(Q).......................     1,393
     840    IASIS Healthcare Capital Corp.,
              10.61%, 06/15/2014 (AA)(Q)......................       834
                                                                --------
                                                                   2,227
                                                                --------
            SERVICES -- 1.4%
   1,400    Clarke American Corp.,
              10.36%, 02/28/2017 (AA)(Q)......................     1,391
   1,500    Harrah's Entertainment, Inc.,
              6.86%, 03/05/2008 (AA)(Q).......................     1,496
   1,000    RHI Entertainment LLC,
              9.36%, 03/31/2014 (N)...........................       978
                                                                --------
                                                                   3,865
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            TECHNOLOGY -- 0.7%
 $   493    Infor Lux Bond Co.,
              8.00%, 07/28/2014 (N)...........................  $    500
   1,399    Wind Acquisitions Holdings Finance S.A.,
              12.61%, 12/12/2011 (N)..........................     1,419
                                                                --------
                                                                   1,919
                                                                --------
            Total senior floating rate interests
              non-investment grade
              (cost $14,366)..................................  $ 14,388
                                                                --------
 SHARES
---------
COMMON STOCK -- 0.0%
            BASIC MATERIALS -- 0.0%
      --    Pliant Corp. (D)(H)...............................  $     --
                                                                --------
            CONSUMER CYCLICAL -- 0.0%
       1    Hosiery Corp. of America, Inc. Class A (A)(D)(H)..        --
                                                                --------
            TECHNOLOGY -- 0.0%
      --    XO Holdings, Inc. (D)(H)(G).......................        --
                                                                --------
            Total common stock
              (cost $21)......................................  $     --
                                                                --------
PREFERRED STOCK -- 0.1%
            FINANCE -- 0.1%
       6    United Rentals Trust I +..........................  $    304
                                                                --------
            Total preferred stock
              (cost $307).....................................  $    304
                                                                --------
WARRANTS -- 0.0%
            TECHNOLOGY -- 0.0%
      --    XO Holdings, Inc. (H).............................  $     --
                                                                --------
            Total warrants
              (cost $--)......................................  $     --
                                                                --------
            Total long-term investments
              (cost $270,851).................................  $277,892
                                                                --------
PRINCIPAL
 AMOUNT
---------
SHORT-TERM INVESTMENTS -- 22.6%
            FINANCE -- 0.0%
 $   127    American General Finance,
              5.32%, 05/01/2007...............................  $    127
                                                                --------
       2    State Street Bank Money Market Fund...............         2
                                                                --------
                                                                     129
                                                                --------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD HIGH YIELD FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS -- 1.2%
 $   979    BNP Paribas Securities Corp. Repurchase Agreement,
              5.10%, 05/01/2007...............................  $    979
   1,161    RBS Greenwich Capital Markets Repurchase
              Agreement,
              5.10%, 05/01/2007...............................     1,161
   1,175    UBS Securities, Inc. Repurchase Agreement,
              5.10%, 05/01/2007...............................     1,175
                                                                --------
                                                                   3,315
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 21.3%
            CASH COLLATERAL REINVESTMENT FUND:
  60,074    Navigator Prime Portfolio.........................    60,074
                                                                --------
PRINCIPAL
 AMOUNT
---------
            U.S. TREASURY SECURITIES -- 0.1%
 $   200    U.S. Treasury Bill,
              5.06%, 06/14/2007 (M)(S)........................       199
                                                                --------
            Total short-term investments
              (cost $63,717)..................................  $ 63,717
                                                                --------
            Total investments in securities
              (cost $334,568) (C).............................  $341,609
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.44% of total net assets at April 30, 2007.

  (A) The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2007 rounds to zero.

  (B) All principal amounts are in U.S. dollars unless otherwise indicated.

      EUR  -- EURO

  (C) At April 30, 2007, the cost of securities for federal income tax purposes was $334,975 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $7,433
      Unrealized depreciation..........................    (799)
                                                         ------
      Net unrealized appreciation......................  $6,634
                                                         ======

  (D) Currently non-income producing.

  (G) Security is partially on loan at April 30, 2007.

  # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

  (H) The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD                                                 COST
      ACQUIRED   SHARES/PAR            SECURITY             BASIS
      --------   ----------            --------             -----
      10/1994         1       Hosiery Corp. of America,
                              Inc. Class A - 144A            $21
      11/2006        --       Pliant Corp.                    --
      05/2006        --       XO Holdings, Inc.               --
      05/2006        --       XO Holdings, Inc. Warrants      --

     The aggregate value of these securities at April 30, 2007 rounds to zero.

  (I) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2007, was $88,402, which represents 31.29% of total net assets.

  (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At April 30, 2007, the market value of these securities amounted to $2,265 or 0.80% of total net assets.

  (L) Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2007.

  (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (N) The interest rate disclosed for these securities represents the effective yield as of April 30, 2007.

  (P) The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at April 30, 2007.

 (AA) The interest rate disclosed for these securities represents an estimated yield as of April 30, 2007.

  (Q) The cost of securities purchased on a when-issued or delayed delivery basis at April 30, 2007 was $6,103.

  (S) Security pledged as initial margin deposit for open futures contracts at April 30, 2007.

     FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2007

                                                                     UNREALIZED
                              NUMBER OF                             APPRECIATION
      DESCRIPTION             CONTRACTS*   POSITION   EXPIRATION   (DEPRECIATION)
      -----------             ----------   --------   ----------   --------------
      5 Year U.S. Treasury
      Note                       208         Long     June 2007         $56
                                                                        ===

     * The number of contracts does not omit 000's.

  (V) Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

      generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at April 30, 2007.

  +   Convertible debt security.

  (W) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2007

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
Euro                                           Sell             $1,605          $1,530          05/02/2007              $(75)
Euro                                           Sell             1,609            1,609          07/09/2007                --
                                                                                                                        ----
                                                                                                                        $(75)
                                                                                                                        ====

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INCOME ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
AFFILIATED INVESTMENT COMPANIES -- 99.3%
FIXED INCOME FUNDS -- 90.6%
    373     Hartford Floating Rate Fund, Class Y..............   $ 3,778
    426     Hartford High Yield Fund, Class Y.................     3,502
    770     Hartford Income Fund, Class Y.....................     8,001
    902     Hartford Inflation Plus Fund, Class Y.............     9,525
  1,038     Hartford Short Duration Fund, Class Y.............    10,266
    669     Hartford Total Return Bond Fund, Class Y..........     7,206
                                                                 -------
            Total fixed income funds
              (cost $42,004)..................................   $42,278
                                                                 -------
MONEY MARKET FUND -- 8.7%
  4,038     Hartford Money Market Fund, Class Y...............   $ 4,038
                                                                 -------
            Total money market fund
              (cost $4,036)...................................   $ 4,038
                                                                 -------
            Total investments in affiliated
              investment companies
              (cost $46,040) (C)..............................   $46,316
                                                                 =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $46,447 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation...........................  $ 282
      Unrealized depreciation...........................   (413)
                                                          -----
      Net unrealized depreciation.......................  $(131)
                                                          =====

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INCOME FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 7.0%
            FINANCE -- 6.9%
 $   137    AmeriCredit Automobile Receivables Trust,
              5.20%, 03/06/2011...............................  $    137
   3,711    Banc of America Commercial Mortgage, Inc.,
              4.08%, 12/10/2042 (P)#..........................        66
   2,915    Banc of America Commercial Mortgage, Inc.,
              5.50%, 11/10/2039 (I)(P)#.......................        75
  24,944    Banc of America Commercial Mortgage, Inc.,
              5.50%, 07/10/2043 (I)(P)#.......................       260
   7,992    Banc of America Commercial Mortgage, Inc.,
              5.75%, 06/10/2039 (I)(P)#.......................        70
     200    Bayview Commercial Asset Trust,
              5.69%, 04/25/2036 (I)(L)#.......................       200
     250    Bayview Financial Acquisition Trust,
              5.82%, 02/28/2040 (I)(L)#.......................       251
   3,104    Bear Stearns Commercial Mortgage Securities, Inc.,
              5.50%, 02/11/2041 (I)(P)#.......................        53
      50    Capital Auto Receivables Asset Trust,
              5.77%, 05/20/2010 (I)...........................        50
     230    Capital One Auto Finance Trust,
              4.32%, 05/15/2010 #.............................       228
   1,246    CBA Commercial Small Balance Commercial Mortgage,
              7.00%, 07/25/2035 (I)(P)#.......................        58
     964    CBA Commercial Small Balance Commercial Mortgage,
              7.00%, 06/25/2038 (I)(P)#.......................        64
   7,382    CBA Commercial Small Balance Commercial Mortgage,
              9.75%, 01/25/2039 (I)(P)#.......................       738
   2,266    Citigroup Commercial Mortgage Trust,
              4.10%, 10/15/2041 (I)(P)#.......................        74
     200    Citigroup Mortgage Loan Trust, Inc.,
              7.82%, 01/25/2037 (I)(L)#.......................       168
   6,143    Commercial Mortgage Pass-Through Certificates,
              5.50%, 03/10/2039 (I)(P)#.......................       131
      49    Countrywide Asset-Backed Certificates,
              5.46%, 07/25/2035...............................        49
   2,675    CS First Boston Mortgage Securities Corp.,
              4.15%, 11/15/2037 (I)(P)#.......................        73
     200    CS First Boston Mortgage Securities Corp.,
              7.27%, 11/15/2019 (H)(L)........................       187
     200    DaimlerChrysler Auto Trust,
              5.14%, 09/08/2012 #.............................       200
      95    Equity One ABS, Inc.,
              5.46%, 12/25/2033...............................        94
      50    Equity One ABS, Inc.,
              7.82%, 07/25/2034 (L)...........................        50
     430    First Union-Lehman Brothers-Bank of America
              Commercial Mortgage Trust,
              6.56%, 11/18/2035...............................       432
  13,280    GE Business Loan Trust,
              6.14%, 05/15/2034 (I)(P)#.......................       129

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
 $ 1,000    GE Capital Commercial Mortgage Corp.,
              5.34%, 03/10/2044 (L)#..........................  $    994
  55,194    GE Capital Commercial Mortgage Corp.,
              6.35%, 11/10/2045 (I)(P)#.......................       112
     200    GMAC Commercial Mortgage Securities, Inc.,
              5.30%, 08/10/2038 #.............................       200
     270    GMAC Mortgage Corp. Loan Trust,
              5.75%, 10/25/2036 #.............................       270
      36    Green Tree Financial Corp.,
              6.48%, 12/01/2030...............................        36
      14    Green Tree Financial Corp.,
              7.30%, 01/15/2026 #.............................        14
      13    Green Tree Financial Corp.,
              7.35%, 05/15/2027...............................        14
      49    Home Equity Asset Trust,
              4.75%, 06/27/2035 (H)...........................        34
     725    Home Equity Asset Trust,
              6.27%, 07/25/2037 (L)...........................       726
      75    JP Morgan Auto Receivable Trust,
              12.85%, 03/15/2012 (A)(P).......................        75
   4,081    JP Morgan Chase Commercial Mortgage Security
              Corp.,
              4.07%, 01/15/2042 (P)#..........................        60
     502    JP Morgan Chase Commercial Mortgage Security
              Corp.,
              5.47%, 04/15/2043 (L)#..........................       506
   2,313    JP Morgan Chase Commercial Mortgage Security
              Corp.,
              5.50%, 01/15/2038 (I)(P)#.......................        64
     250    JP Morgan Chase Commercial Mortgage Security
              Corp.,
              5.54%, 12/12/2044 (L)#..........................       249
  17,556    JP Morgan Chase Commercial Mortgage Security
              Corp.,
              6.00%, 09/12/2037 (I)(P)........................       196
     190    JP Morgan Chase Commercial Mortgage Security
              Corp.,
              6.16%, 05/12/2034...............................       197
     550    LB-UBS Commercial Mortgage Trust,
              5.22%, 02/15/2031 (L)#..........................       543
  25,842    LB-UBS Commercial Mortgage Trust,
              5.26%, 06/15/2036 (I)(P)#.......................       142
     250    LB-UBS Commercial Mortgage Trust,
              5.45%, 11/15/2038 (L)#..........................       247
     650    LB-UBS Commercial Mortgage Trust,
              5.48%, 11/15/2038 (L)...........................       644
     200    Lehman Brothers Commercial Mortgage Trust,
              6.12%, 07/15/2018 (I)(L)#.......................       198
     120    Lehman Brothers Small Balance Commercial,
              5.62%, 09/25/2036 (I)...........................       119
     250    LNR CDO Ltd.,
              6.17%, 05/28/2043 (I)(L)........................       238
      46    Long Beach Asset Holdings Corp.,
              5.78%, 04/25/2046 (I)...........................        46
   1,000    Marathon Real Estate CDO Ltd.,
              6.72%, 05/25/2046 (I)(L)........................       973

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INCOME FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
            FINANCE -- (CONTINUED)
 $   350    Marlin Leasing Receivables LLC,
              4.63%, 11/17/2008 (I)...........................  $    349
     440    Marlin Leasing Receivables LLC,
              5.33%, 09/16/2013 (I)#..........................       441
   2,000    Morgan Stanley Capital I,
              5.15%, 08/13/2042 (L)...........................     1,952
  16,282    Morgan Stanley Capital I,
              6.00%, 06/12/2047 (I)(P)#.......................       202
     458    Nationstar Home Equity Loan Trust,
              9.97%, 03/25/2037 (I)(L)........................       458
     725    Option One Mortgage Loan Trust Class M6,
              6.99%, 03/25/2037...............................       722
     500    Option One Mortgage Loan Trust Class M7,
              6.99%, 03/25/2037...............................       439
     475    Option One Mortgage Loan Trust Class M8,
              6.99%, 03/25/2037...............................       375
      70    PSE&G Transition Funding LLC,
              6.61%, 06/15/2015 #.............................        75
      80    Renaissance Home Equity Loan Trust,
              5.75%, 05/25/2036 (L)...........................        80
     200    Renaissance Home Equity Loan Trust,
              6.16%, 05/25/2036...............................       201
     260    Renaissance Home Equity Loan Trust,
              7.50%, 04/25/2037...............................       233
     250    Wachovia Auto Loan Owner Trust,
              5.15%, 07/20/2012 (I)...........................       251
     260    Wachovia Auto Loan Owner Trust,
              5.29%, 06/20/2012 (I)...........................       262
   6,914    Wachovia Bank Commercial Mortgage Trust,
              5.50%, 02/15/2041 (I)(P)#.......................       161
                                                                --------
                                                                  16,935
                                                                --------
            TRANSPORTATION -- 0.1%
      82    Continental Airlines, Inc.,
              6.80%, 08/02/2018...............................        82
     100    Continental Airlines, Inc.,
              7.49%, 10/02/2010...............................       106
                                                                --------
                                                                     188
                                                                --------
            UTILITIES -- 0.0%
      75    Detroit Edison Securitizaton,
              6.19%, 03/01/2013 #.............................        77
                                                                --------
            Total asset & commercial
              mortgage backed securities
              (cost $17,237)..................................  $ 17,200
                                                                --------
CORPORATE BONDS: INVESTMENT GRADE -- 18.3%
            CAPITAL GOODS -- 0.1%
     200    Hutchison Whampoa International Ltd.,
              6.25%, 01/24/2014 (I)#..........................  $    209
                                                                --------
            CONSUMER CYCLICAL -- 0.3%
     765    Home Depot, Inc.,
              5.25%, 12/16/2013 #.............................       760
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            CONSUMER STAPLES -- 0.2%
 $   420    Anheuser-Busch Cos., Inc.,
              5.75%, 01/15/2011 #.............................  $    418
                                                                --------
            ENERGY -- 0.3%
     490    Anadarko Petroleum Corp.,
              6.45%, 09/15/2036 #.............................       491
     255    TNK-BP Finance S.A.,
              7.50%, 07/18/2016 (I)#..........................       270
                                                                --------
                                                                     761
                                                                --------
            FINANCE -- 15.0%
     125    Ace INA Holdings, Inc.,
              5.88%, 06/15/2014 #.............................       128
     245    Aetna, Inc.,
              5.75%, 06/15/2011 #.............................       250
     880    Aetna, Inc.,
              6.63%, 06/15/2036...............................       942
     144    AMBAC Financial Group, Inc.,
              6.15%, 02/15/2037...............................       138
     150    Arden Realty L.P.,
              5.20%, 09/01/2011...............................       151
   4,788    Axa S.A.,
              6.46%, 12/14/2049 (I)(L)(G).....................     4,730
   1,049    Capital One Capital IV,
              6.75%, 02/17/2037 #.............................     1,023
     865    CIT Group, Inc.,
              6.10%, 03/15/2067 (L)(G)........................       833
   1,827    Comerica Capital Trust II,
              6.58%, 02/20/2037 (L)#..........................     1,805
      90    Deutsche Bank Capital Funding Trust,
              5.63%, 01/19/2016 (I)#..........................        89
     450    ERAC USA Finance Co.,
              5.90%, 11/15/2015 (I)#..........................       451
     985    Fifth Third Capital Trust IV,
              6.50%, 04/15/2037 (L)...........................       992
   1,193    Financial Security Assurance Holdings,
              6.40%, 12/15/2066 (I)(L)#.......................     1,180
     963    Genworth Financial, Inc.,
              6.15%, 11/15/2066 #.............................       953
     125    Goldman Sachs Group, Inc.,
              5.15%, 01/15/2014 #.............................       123
     500    Goldman Sachs Group, Inc.,
              5.95%, 01/15/2027 #.............................       494
     725    Goldman Sachs Group, Inc.,
              6.45%, 05/01/2036 #.............................       752
     500    HBOS plc,
              5.92%, 07/29/2049 (I)#..........................       492
     250    HSBK Europe B.V.,
              7.25%, 05/03/2017 (I)...........................       250
   4,410    ILFC E-Capital Trust II,
              6.25%, 12/21/2065 (I)(L)(G).....................     4,519
   4,540    JP Morgan Chase Capital XX,
              6.55%, 09/29/2036 #.............................     4,639
     200    Kazkommerts International B.V.,
              8.00%, 11/03/2015 (I)...........................       202
     200    Kuzneski Capital S.A.,
              7.50%, 11/25/2015 (L)...........................       206

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
 $ 4,696    Metlife, Inc.,
              6.40%, 12/15/2036 #.............................  $  4,687
     500    Mizuho Capital Investment Ltd.,
              6.69%, 06/30/2016 (I)(G)........................       514
     200    Mizuho Financial Group, Inc.,
              5.79%, 04/15/2014 (I)...........................       204
     500    Morgan Stanley,
              5.55%, 04/27/2017...............................       499
     100    Natexis AMBS Co. LLC,
              8.44%, 12/29/2049 (I)...........................       103
     150    Northern Rock plc,
              5.60%, 04/30/2049 (I)#..........................       146
     500    PNC Preferred Funding Trust II,
              6.11%, 03/15/2049 (I)(L)........................       500
     510    Regions Financing Trust II,
              6.63%, 05/15/2047...............................       509
     100    RSHB Capital,
              7.18%, 05/16/2013 (I)...........................       106
     200    Sagicor Financial Ltd.,
              7.50%, 05/12/2016 (I)...........................       205
      75    Shurgard Storage Centers, Inc.,
              5.88%, 03/15/2013 #.............................        77
     658    SMFG Preferred Capital,
              6.08%, 12/01/2049 (I)(L)........................       660
     735    State Street Capital Trust IV,
              6.36%, 06/15/2037 (L)...........................       738
     100    Sumitomo Mitsui Banking,
              5.63%, 12/29/2049 (I)...........................        99
   1,160    Suntrust Capital VIII,
              6.10%, 12/15/2036 #.............................     1,103
     100    Suntrust Preferred Capital,
              5.85%, 12/29/2049 (L)...........................       102
     100    TuranAlem Finance B.V.,
              8.50%, 02/10/2015 (K)...........................       101
     725    U.S. Bank Realty Corp.,
              6.09%, 12/22/2049 (I)(L)........................       732
     100    UFJ Finance Aruba AEC,
              6.75%, 07/15/2013...............................       108
     170    VTB Capital,
              7.50%, 10/12/2011 (K)...........................       182
     100    Westpac Capital Trust IV,
              5.26%, 12/29/2049 (I)...........................        96
                                                                --------
                                                                  36,813
                                                                --------
            HEALTH CARE -- 0.2%
     465    Wyeth,
              5.95%, 04/01/2037...............................       465
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            SERVICES -- 0.5%
 $   175    Belo Corp.,
              7.25%, 09/15/2027...............................  $    176
     410    Time Warner Entertainment Co. L.P.,
              8.38%, 07/15/2033 #.............................       500
     500    Viacom, Inc.,
              6.88%, 04/30/2036...............................       506
                                                                --------
                                                                   1,182
                                                                --------
            TECHNOLOGY -- 1.2%
     210    Cingular Wireless Services, Inc.,
              8.13%, 05/01/2012 #.............................       236
     100    Comcast Cable Communications, Inc.,
              6.75%, 01/30/2011...............................       105
     850    Deutsche Telekom International Finance B.V.,
              5.25%, 07/22/2013 #.............................       842
     150    France Telecom S.A.,
              7.75%, 03/01/2011 (L)...........................       163
     150    Motorola, Inc.,
              8.00%, 11/01/2011...............................       165
     230    Telecom Italia Capital,
              7.20%, 07/18/2036 #.............................       246
   1,166    Vodafone Group plc,
              6.15%, 02/27/2037 #.............................     1,150
                                                                --------
                                                                   2,907
                                                                --------
            TRANSPORTATION -- 0.1%
     125    American Airlines, Inc.,
              7.86%, 10/01/2011 #.............................       135
     110    Carnival Corp.,
              6.65%, 01/15/2028 #.............................       117
     100    Continental Airlines, Inc.,
              6.56%, 02/15/2012 #.............................       105
                                                                --------
                                                                     357
                                                                --------
            UTILITIES -- 0.4%
     230    Kinder Morgan Energy Partners L.P.,
              6.50%, 02/01/2037...............................       232
     100    Tennessee Gas Pipeline Co.,
              8.38%, 06/15/2032...............................       125
     400    TransAlta Corp.,
              5.75%, 12/15/2013 #.............................       398
                                                                --------
                                                                     755
                                                                --------
            Total corporate bonds: investment grade
              (cost $44,793)..................................  $ 44,627
                                                                --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 18.3%
            BASIC MATERIALS -- 1.8%
     375    Abitibi-Consolidated, Inc.,
              8.85%, 06/15/2011 (L)#..........................  $    368
     225    Bowater, Inc.,
              8.35%, 03/15/2010 (L)...........................       226
     355    Bowater, Inc.,
              9.50%, 10/15/2012 #.............................       365
     150    Chaparral Steel Co.,
              10.00%, 07/15/2013 #............................       168

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INCOME FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            BASIC MATERIALS -- (CONTINUED)
 $   236    Citigroup (JSC Severstal),
              9.25%, 04/19/2014 (K)...........................  $    261
     370    Crown Americas, Inc.,
              7.75%, 11/15/2015 #.............................       391
     205    Evraz Group S.A.,
              8.25%, 11/10/2015 (I)#..........................       213
     165    Georgia Gulf Corp.,
              10.75%, 10/15/2016 (I)(G).......................       164
     250    Goodyear Tire & Rubber Co.,
              8.63%, 12/01/2011 (I)...........................       270
     100    Graham Packaging Co., Inc.,
              9.88%, 10/15/2014 (G)...........................       104
     250    Huntsman International LLC,
              7.88%, 11/15/2014 (I)...........................       261
     500    Owens-Illinois, Inc.,
              7.80%, 05/15/2018 (G)...........................       518
     250    Peabody Energy Corp.,
              6.88%, 03/15/2013...............................       253
      14    Smurfit Kappa Funding plc,
              9.63%, 10/01/2012...............................        15
     330    Stone Container,
              8.00%, 03/15/2017 (I)#..........................       328
     455    Vitro S.A.,
              9.13%, 02/01/2017 (I)...........................       477
                                                                --------
                                                                   4,382
                                                                --------
            CAPITAL GOODS -- 0.3%
     450    Bombardier, Inc.,
              6.30%, 05/01/2014 (I)#..........................       434
     100    Bombardier, Inc.,
              6.75%, 05/01/2012 (I)...........................       101
     115    Industrias Unidas S.A.,
              11.50%, 11/15/2016 (I)(G).......................       124
                                                                --------
                                                                     659
                                                                --------
            CONSUMER CYCLICAL -- 1.8%
     100    Albertson's, Inc.,
              7.25%, 05/01/2013 (G)...........................       104
     420    Aramark Corp.,
              8.86%, 02/01/2015 (I)(L)#.......................       432
     205    Asbury Automotive Group,
              7.63%, 03/15/2017 (I)...........................       206
     150    AutoNation, Inc.,
              7.36%, 04/15/2013 (L)...........................       151
     130    Delhaize America, Inc.,
              9.00%, 04/15/2031 #.............................       158
     245    Ford Capital B.V.,
              9.50%, 06/01/2010 #.............................       246
     310    General Motors Corp.,
              6.38%, 05/01/2008 (G)...........................       308
     225    General Motors Corp.,
              7.13%, 07/15/2013 (G)...........................       208
     210    K. Hovnanian Enterprises, Inc.,
              6.00%, 01/15/2010...............................       200

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            CONSUMER CYCLICAL -- (CONTINUED)
 $   110    K. Hovnanian Enterprises, Inc.,
              8.88%, 04/01/2012 (G)...........................  $    108
     200    KB Home & Broad Home Corp.,
              6.38%, 08/15/2011...............................       197
     400    Michaels Stores, Inc.,
              11.38%, 11/01/2016 (I)(G).......................       440
     380    Neiman Marcus Group, Inc.,
              10.38%, 10/15/2015..............................       427
     260    Parkson Retail Group Ltd.,
              7.88%, 11/14/2011...............................       272
     150    SGS International, Inc.,
              12.00%, 12/15/2013..............................       162
     105    Stater Brothers Holdings, Inc.,
              8.13%, 06/15/2012...............................       108
     500    Supervalu, Inc.,
              7.50%, 11/15/2014 #.............................       523
     305    Tenneco, Inc.,
              8.63%, 11/15/2014 (G)...........................       324
                                                                --------
                                                                   4,574
                                                                --------
            CONSUMER STAPLES -- 0.7%
     240    Bertin LTDA,
              10.25%, 10/05/2016 (K)..........................       269
     240    Constellation Brands, Inc.,
              7.25%, 09/01/2016 #.............................       244
     250    Del Laboratories, Inc.,
              10.36%, 11/01/2011 (L)#.........................       259
     200    JBS S.A.,
              10.50%, 08/04/2016 (K)..........................       229
     300    Nutro Products, Inc.,
              10.75%, 04/15/2014 (I)..........................       318
     265    OJSC Myronivsky Hliboproduct,
              10.25%, 11/30/2011 (I)..........................       279
                                                                --------
                                                                   1,598
                                                                --------
            ENERGY -- 0.8%
     100    Braskem S.A.,
              8.00%, 01/26/2017 (I)(G)........................       107
     150    Inergy L.P.,
              8.25%, 03/01/2016...............................       159
     160    MEI Euro Finance Ltd.,
              8.75%, 05/22/2010 (K)...........................       162
     100    Naftogaz Ukrainy,
              8.13%, 09/30/2009...............................       101
     560    Petrohawk Energy Corp.,
              9.13%, 07/15/2013 #.............................       600
     200    Petrozuata Finance, Inc.,
              8.22%, 04/01/2017 (I)...........................       205
     380    Pogo Producing Co.,
              7.88%, 05/01/2013...............................       385
     240    Range Resources Corp.,
              7.50%, 05/15/2016 (G)...........................       249
                                                                --------
                                                                   1,968
                                                                --------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- 2.8%
 $   145    American Real Estate Partners L.P.,
              7.13%, 02/15/2013...............................  $    143
     180    ATF Bank,
              9.00%, 05/11/2016 (K)...........................       175
     320    Atlantic Broadband Finance LLC,
              9.38%, 01/15/2014 #.............................       330
     415    Centercredit International,
              8.63%, 01/30/2014 (I)#..........................       398
     270    Credit Suisse First Boston International,
              6.80%, 10/04/2012...............................       267
      75    Drummond Co., Inc.,
              7.38%, 02/15/2016 (I)...........................        72
     250    Ege Haina Finance Co.,
              9.50%, 04/26/2017 (I)...........................       257
     150    El Paso Performance-Linked Trust,
              7.75%, 07/15/2011 (I)...........................       160
   1,315    Ford Motor Credit Co.,
              5.80%, 01/12/2009 #.............................     1,292
     305    Ford Motor Credit Co.,
              7.38%, 02/01/2011 (G)...........................       302
     290    Ford Motor Credit Co.,
              9.81%, 04/15/2012 (L)#..........................       310
     675    General Motors Acceptance Corp.,
              6.88%, 09/15/2011 #.............................       677
     900    General Motors Acceptance Corp.,
              8.00%, 11/01/2031 #.............................       966
     150    Hertz Corp.,
              10.50%, 01/01/2016 (G)..........................       171
     200    Itabo Finance S.A.,
              10.88%, 10/05/2013 (I)..........................       214
     125    Nell Af Sarl,
              8.38%, 08/15/2015 (I)(G)........................       130
     170    Russian Standard Bank,
              8.63%, 05/05/2011 (K)...........................       172
     200    Sibacademfinance plc,
              9.00%, 05/12/2009 (K)...........................       204
     250    Standard Bank plc,
              8.75%, 02/09/2016...............................       250
     515    United Rentals NA, Inc.,
              6.50%, 02/15/2012...............................       520
                                                                --------
                                                                   7,010
                                                                --------
            FOREIGN GOVERNMENTS -- 0.4%
     380    Argentina (Republic of),
              7.00%, 10/03/2015...............................       356
     250    Iraq (Republic of),
              5.80%, 01/15/2028 (K)...........................       160
     180    Turkey (Republic of),
              6.88%, 03/17/2036...............................       174
     200    Turkey (Republic of),
              7.25%, 03/15/2015...............................       209
                                                                --------
                                                                     899
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            HEALTH CARE -- 0.5%
 $   190    CDRV Investors, Inc.,
              9.86%, 12/01/2011 (I)(L)........................  $    191
     270    HCA, Inc.,
              7.88%, 02/01/2011 #.............................       278
     165    HCA, Inc.,
              9.25%, 11/15/2016 (I)#..........................       180
     300    IASIS Healthcare Capital Corp.,
              8.75%, 06/15/2014...............................       311
     150    National Mentor Holdings, Inc.,
              11.25%, 07/01/2014 #............................       165
                                                                --------
                                                                   1,125
                                                                --------
            SERVICES -- 4.0%
     450    Allied Waste North America, Inc.,
              6.88%, 06/01/2017 #.............................       456
     250    AMC Entertainment, Inc.,
              11.00%, 02/01/2016 #............................       287
     125    Cap Cana S.A.,
              9.63%, 11/03/2013 (I)...........................       132
     125    Clarke American Corp.,
              11.75%, 12/15/2013 #............................       152
     250    Compucom Systems, Inc.,
              12.00%, 11/01/2014 (I)#.........................       270
   5,950    Dow Jones CDX HY,
              7.63%, 06/29/2012 (I)(G)........................     5,924
     450    Dow Jones CDX HY,
              8.38%, 12/29/2011 (I)(G)........................       466
     250    Education Management LLC,
              10.25%, 06/01/2016 (G)..........................       273
     400    ISA Capital De Brasil S.A.,
              8.80%, 01/30/2017 (I)...........................       431
      85    Knowledge Learning Center, Inc.,
              7.75%, 02/01/2015 (I)...........................        85
     100    MTR Gaming Group, Inc.,
              9.00%, 06/01/2012...............................       105
     130    NCO Group, Inc.,
              11.88%, 11/15/2014 (I)..........................       134
     100    Pokagon Gaming Authority,
              10.38%, 06/15/2014 (I)..........................       112
     150    Sheridan Group, Inc.,
              10.25%, 08/15/2011..............................       156
     300    Sirius Satellite Radio, Inc.,
              9.63%, 08/01/2013 (G)...........................       300
     200    SunGard Data Systems, Inc.,
              10.25%, 08/15/2015 (G)..........................       220
     250    Unisys Corp.,
              7.88%, 04/01/2008...............................       251
     250    West Corp.,
              9.50%, 10/15/2014 (I)...........................       264
                                                                --------
                                                                  10,018
                                                                --------
            TECHNOLOGY -- 4.4%
     470    Advanced Micro Devices, Inc.,
              6.00%, 05/01/2015 (I)...........................       461
     470    Advanced Micro Devices, Inc.,
              7.75%, 11/01/2012 (G)...........................       462

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INCOME FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
 $   580    Charter Communications Operating LLC,
              8.00%, 04/30/2012 (I)#..........................  $    608
     440    Citizens Communications Co.,
              9.00%, 08/15/2031 #.............................       483
     125    CSC Holdings, Inc.,
              8.13%, 07/15/2009 #.............................       130
     550    Dobson Cellular Systems,
              8.38%, 11/01/2011 #.............................       586
     270    Freescale Semiconductor, Inc.,
              10.13%, 12/15/2016 (I)(G).......................       273
     180    GC Impsat Holdings,
              9.88%, 02/15/2017 (I)(G)........................       186
     250    Idearc, Inc.,
              8.00%, 11/15/2016 (I)...........................       261
     150    Inmarsat Finance plc,
              7.63%, 06/30/2012...............................       157
     505    Intelsat Bermuda Ltd.,
              9.25%, 06/15/2016...............................       556
     100    Itron, Inc.,
              7.75%, 05/15/2012...............................       103
     300    Leap Wireless International, Inc.,
              9.38%, 11/01/2014 (I)#..........................       320
     960    Level 3 Financing, Inc.,
              12.25%, 03/15/2013 #............................     1,122
     100    MagnaChip Semiconductor,
              6.88%, 12/15/2011 (G)...........................        84
     160    Maxcom Telecomunicaciones,
              11.00%, 12/15/2014 (I)..........................       170
     740    Mediacom LLC,
              9.50%, 01/15/2013 #.............................       764
     250    MetroPCS Wireless, Inc.,
              9.25%, 11/01/2014 (I)...........................       267
     270    Momentive Performance,
              9.75%, 12/01/2014 (I)...........................       286
     805    Nortel Networks Ltd.,
              10.75%, 07/15/2016 (I)#.........................       906
     130    NXP B.V./NXP Funding LLC,
              8.11%, 10/15/2013 (I)(L)........................       134
     200    Panamsat Corp.,
              9.00%, 06/15/2016...............................       219
     820    Qwest Communications International, Inc.,
              7.50%, 02/15/2014...............................       847
     250    Rural Cellular Corp.,
              8.25%, 03/15/2012...............................       264
     250    STATS ChipPAC Ltd.,
              7.50%, 07/19/2010...............................       261
     200    Vimpel Communications,
              8.25%, 05/23/2016 (I)(G)........................       215
     685    Windstream Corp.,
              8.63%, 08/01/2016...............................       752
                                                                --------
                                                                  10,877
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            TRANSPORTATION -- 0.1%
 $   135    PHI, Inc.,
              7.13%, 04/15/2013 (G)...........................  $    132
                                                                --------
            UTILITIES -- 0.6%
     100    AES China Generating Co.,
              8.25%, 06/26/2010...............................       100
     100    Chivor S.S. E.S.P.,
              9.75%, 12/30/2014 (K)...........................       113
      79    Elwood Energy LLC,
              8.16%, 07/05/2026...............................        83
     315    Energipe Y Saelpa,
              10.50%, 07/19/2013 (I)..........................       357
     360    Kinder Morgan Finance Co.,
              5.70%, 01/05/2016...............................       345
     125    Markwest Energy Partners L.P.,
              8.50%, 07/15/2016...............................       131
     240    Mirant Americas Generation LLC,
              8.30%, 05/01/2011...............................       254
     100    Mirant JPSCO Finance Ltd.,
              11.00%, 07/06/2016 (I)..........................       109
     165    NGC Corp.,
              7.13%, 05/15/2018 #.............................       160
                                                                --------
                                                                   1,652
                                                                --------
            Total corporate bonds: non-investment grade
              (cost $43,849)..................................  $ 44,894
                                                                --------
SENIOR FLOATING RATE INTERESTS NON-INVESTMENT GRADE (V) -- 8.5%
            BASIC MATERIALS -- 0.9%
      81    Coffeyville Resources,
              8.25%, 12/21/2010 (N)...........................  $     82
     418    Coffeyville Resources,
              8.35%, 12/21/2013 (AA)..........................       422
     452    Compass Minerals Group, Inc.,
              6.85%, 12/22/2012 (N)...........................       452
     310    Huntsman International LLC,
              7.07%, 04/23/2014 (N)...........................       311
     414    Jarden Corp.,
              7.10%, 01/24/2012 (N)...........................       414
     481    Tupperware Corp.,
              6.84%, 11/07/2012 (N)...........................       481
                                                                --------
                                                                   2,162
                                                                --------
            CONSUMER CYCLICAL -- 1.0%
   1,177    Ford Motor Co.,
              8.36%, 12/15/2013 (N)...........................     1,184
     250    Masonite International Corp. U.S. Term Loan,
              7.35%, 04/30/2010 (N)...........................       245
     249    Masonite International Corp. Canadian Term Loan,
              7.35%, 04/30/2010 (N)...........................       243
     488    Oshkosh Truck Corp.,
              7.10%, 12/06/2013 (N)...........................       488
     437    William Carter Co.,
              6.85%, 07/14/2012 (N)...........................       436
                                                                --------
                                                                   2,596
                                                                --------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
SENIOR FLOATING RATE INTERESTS NON-INVESTMENT GRADE (V) -- (CONTINUED)
            CONSUMER STAPLES -- 0.4%
 $    94    Dole Food Co., Inc.,
              7.23%, 04/12/2013 (AA)..........................  $     94
     697    Dole Food Co., Inc.,
              7.46%, 04/12/2013 (N)...........................       697
     209    Dole Food Co., Inc.,
              7.54%, 04/12/2013 (N)...........................       209
                                                                --------
                                                                   1,000
                                                                --------
            FINANCE -- 1.4%
     363    Ameritrade Holding Corp.,
              6.82%, 12/31/2011 (N)...........................       363
     499    CB Richard Ellis Services, Inc.,
              6.82%, 12/14/2013 (N)...........................       500
     500    Crescent Resources LLC,
              8.32%, 09/07/2012 (N)...........................       500
     349    General Growth Properties, Inc.,
              6.57%, 02/24/2010 (N)...........................       348
   1,000    Kar Holdings Inc.,
              7.57%, 10/17/2013 (N)...........................     1,006
     468    Nasdaq Stock Market, Inc. Term Loan B,
              7.07%, 05/22/2012 (N)...........................       469
     278    Nasdaq Stock Market, Inc. Term Loan C,
              7.07%, 05/22/2012 (N)...........................       279
                                                                --------
                                                                   3,465
                                                                --------
            HEALTH CARE -- 1.6%
   1,000    Carestream Health, Inc.,
              7.36%, 04/12/2013 (AA)(Q).......................     1,001
     947    DJ Orthopedics LLC,
              6.88%, 04/07/2013 (N)...........................       947
     496    Fresenius Medical Care AG,
              6.73%, 03/31/2013 (N)...........................       495
     499    HCA, Inc.,
              7.60%, 11/17/2013 (N)...........................       504
     388    Lifepoint Hospitals, Inc.,
              6.99%, 04/15/2012 (N)...........................       387
     499    Ventiv Health, Inc.,
              6.85%, 10/05/2011 (N)...........................       498
                                                                --------
                                                                   3,832
                                                                --------
            SERVICES -- 1.6%
   1,000    Bresnan Communications LLC,
              7.36%, 09/29/2013 (AA)(Q).......................     1,002
     499    Cedar Fair L.P.,
              7.32%, 07/21/2013 (N)...........................       503
     499    Gray Television, Inc.,
              6.85%, 12/31/2014 (N)...........................       498
     500    MGM Mirage, Inc.,
              6.41%, 10/03/2011 (N)...........................       492
     498    Regal Cinemas, Inc.,
              7.10%, 11/10/2010 (N)...........................       498
     250    UPC Financing Partnership,
              7.37%, 03/31/2013 (N)...........................       250

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            SERVICES -- (CONTINUED)
 $   250    UPC Financing Partnership,
              7.37%, 12/31/2013 (N)...........................  $    250
     500    Weight Watchers International, Inc.,
              6.63%, 01/24/2013 (N)...........................       498
                                                                --------
                                                                   3,991
                                                                --------
            TECHNOLOGY -- 1.6%
     307    Cincinnati Bell, Inc.,
              6.82%, 08/31/2012 (N)...........................       308
     167    Fleetcor Technologies Operating Co. LLC Delayed
              Draw Term Loan,
              7.61%, 04/30/2013 (AA)(Q).......................       167
     833    Fleetcor Technologies Operating Co. LLC Term Loan
              B,
              7.61%, 04/30/2013 (AA)(Q).......................       833
     500    Idearc, Inc.,
              6.85%, 11/17/2013 (N)...........................       501
     997    R.H. Donnelly, Inc.,
              6.85%, 06/30/2011 (N)...........................       997
   1,000    RCN Corp.,
              7.11%, 04/19/2014 (AA)(Q).......................     1,007
                                                                --------
                                                                   3,813
                                                                --------
            Total senior floating rate interests
              non-investment grade
              (cost $20,864)..................................  $ 20,859
                                                                --------
CONTRACTS
---------
 CALL OPTIONS PURCHASED -- 0.0%
            ISSUER/EXPIRATION DATE/EXERCISE PRICE
      --    US 10 Year Treasury Note, 05/28/2007, $110.00.....  $      1
                                                                --------
            Total call options purchased
              (cost $1).......................................  $      1
                                                                --------
PRINCIPAL
 AMOUNT
---------
 U.S. GOVERNMENT AGENCIES -- 26.2%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 6.5%
 $   200    4.10% 2014 #......................................  $    196
   1,682    5.50% 2016 -- 2032 (G)............................     1,727
   4,349    6.00% 2032 -- 2037 #..............................     4,410
     390    6.25% 2032 (G)....................................       445
   8,861    6.50% 2037 (Q)....................................     9,051
                                                                --------
                                                                  15,829
                                                                --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 18.1%
     729    5.00% 2017 -- 2022 #..............................       721
     257    5.22% 2035 (L)....................................       256
   3,093    5.50% 2032 -- 2034 #..............................     3,067
  18,483    6.00% 2036 #......................................    18,627
     925    6.02% 2037 (L)#...................................       940
  20,229    6.50% 2036 -- 2037 #..............................    20,656
                                                                --------
                                                                  44,267
                                                                --------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INCOME FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
U.S. GOVERNMENT AGENCIES -- (CONTINUED)
            SMALL BUSINESS ADMINISTRATION PARTICIPATION
            CERTIFICATES -- 1.6%
 $   880    4.92% 2023........................................  $    873
     938    5.35% 2026 #......................................       947
     189    5.54% 2026........................................       192
     959    5.57% 2026 #......................................       977
     934    5.64% 2026 #......................................       956
                                                                --------
                                                                   3,945
                                                                --------
            Total U.S. government agencies
              (cost $63,898)..................................  $ 64,041
                                                                --------
U.S. GOVERNMENT SECURITIES -- 13.8%
            U.S. TREASURY SECURITIES -- 13.8%
   4,710    2.38% 2011 (O)(G).................................  $  4,895
  21,500    3.88% 2009 (O)(G).................................    27,571
     155    4.50% 2036 (G)....................................       147
   1,002    4.63% 2011 -- 2017 (G)............................     1,002
                                                                --------
                                                                  33,615
                                                                --------
            Total U.S. government securities
              (cost $33,627)..................................  $ 33,615
                                                                --------
            Total long-term investments
              (cost $224,269).................................  $225,237
                                                                --------
SHORT-TERM INVESTMENTS -- 31.7%
            FINANCE -- 0.0%
      11    State Street Bank Money Market Fund...............  $     11
                                                                --------
            REPURCHASE AGREEMENTS -- 11.8%
   8,518    BNP Paribas Securities Corp. Repurchase Agreement,
              5.10%, 05/01/2007...............................     8,518
  10,092    RBS Greenwich Capital Markets,
              5.10%, 05/01/2007...............................    10,092
  10,221    UBS Securities, Inc. Repurchase Agreement,
              5.10%, 05/01/2007...............................    10,221
                                                                --------
                                                                  28,831
                                                                --------
            U.S. TREASURY SECURITIES -- 0.1%
     325    U.S. Treasury Bill,
              5.04%, 06/14/2007 (M)(S)........................       323
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 19.8%
            CASH COLLATERAL REINVESTMENT FUND:
  48,182    Navigator Prime Portfolio.........................  $ 48,182
                                                                --------
            Total short-term investments
              (cost $77,347)..................................  $ 77,347
                                                                --------
            Total investments in securities
              (cost $301,616) (C).............................  $302,584
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.76% of total net assets at April 30, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2007, was $75, which represents 0.03% of total net assets.

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $301,641 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $1,749
      Unrealized depreciation..........................    (806)
                                                         ------
      Net unrealized appreciation......................  $  943
                                                         ======

  (G)Security is partially on loan at April 30, 2007.

   # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

PERIOD                                                                COST
ACQUIRED               SHARES/PAR               SECURITY              BASIS
--------               ----------               --------              -----
02/2006                   200       CS First Boston Mortgage          $198
                                    Securities Corp., 7.27%,
                                    11/15/2019 - 144A
03/2006                    49       Home Equity Asset Trust, 4.75%,     49
                                    6/27/2035 - 144A

     The aggregate value of these securities at April 30, 2007 was $221, which represents 0.09% of total net assets.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2007, was $40,695, which represents 16.66% of total net assets.

  (K)Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At April 30, 2007, the market value of these securities amounted to $2028 or 0.83% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2007.

  (M)The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (N)The interest rate disclosed for these securities represents the effective yield as of April 30, 2007.

  (P)The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at April 30, 2007.

 (AA)The interest rate disclosed for these securities represents an estimated yield as of April 30, 2007.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at April 30, 2007 was $5,469.

  (S)Security pledged as initial margin deposit for open futures contracts at April 30, 2007.

     FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2007

                                                                    UNREALIZED
                             NUMBER OF                             APPRECIATION
      DESCRIPTION            CONTRACTS*   POSITION   EXPIRATION   (DEPRECIATION)
      -----------            ----------   --------   ----------   --------------
      CBT 2 Year U.S.
      Treasury Note             286         Long     June 2007         $(65)
      CBT 5 Year U.S.
      Treasury Note             330         Long     June 2007         $(18)
      CBT 10 Year U.S.
      Treasury Note              99         Long     June 2007           39
      CBT U.S. Treasury
      Long Bond                 122        Short     June 2007          114
                                                                       ----
                                                                       $ 70
                                                                       ====

     * The number of contracts does not omit 000's.

 (V) Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at April 30, 2007.

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

          CREDIT DEFAULT SWAP AGREEMENTS OUTSTANDING AT APRIL 30, 2007

                                                                         PAY/                                        UNREALIZED
                                      REFERENCE          BUY/SELL      RECEIVE                         NOTIONAL     APPRECIATION
COUNTERPARTY                            ENTITY          PROTECTION    FIXED RATE    EXPIRATION DATE     AMOUNT     (DEPRECIATION)
------------                          ---------         ----------    ----------    ---------------    --------    --------------
Lehman Brothers Special
  Financing, Inc.                 HCA, Inc.                Buy           2.70%        12/20/2010         $400           $  8
Lehman Brothers Special
  Financing, Inc.                 HCA, Inc.                Sell          3.50%        12/20/2011          400            (11)
JP Morgan Chase Bank              Republic of Turkey       Sell          2.52%         4/20/2017          100             (2)
                                                                                                                        ----
                                                                                                                        $ (5)
                                                                                                                        ====

          INTEREST RATE SWAP AGREEMENTS OUTSTANDING AT APRIL 30, 2007

                                                                                                                     UNREALIZED
                                       PAYMENTS               PAYMENTS             EXPIRATION       NOTIONAL        APPRECIATION
COUNTERPARTY                         MADE BY FUND         RECEIVED BY FUND            DATE           AMOUNT        (DEPRECIATION)
------------                         ------------         ----------------         ----------       --------       --------------
Lehman Brothers Special
  Financing, Inc.                                                                                                       $20
                                     1 month Libor         Lehman ABS AAA           5/1/2007        $40,000             ===
                                      minus 2 bps        Floating Index Rate
                                         5.30%                  5.54%

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INFLATION PLUS FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                                                 MARKET
 AMOUNT                                                                                  VALUE (W)
---------                                                                                ---------
 ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 0.0%
            FINANCE -- 0.0%
$  6,327    Prudential Commercial Mortgage Trust,
              5.81%, 02/11/2036 (I)(P).................................................  $    281
                                                                                         --------
            Total asset & commercial
              mortgage backed securities
              (cost $276)..............................................................  $    281
                                                                                         --------
CONTRACTS
---------
 CALL OPTIONS PURCHASED -- 0.0%
            ISSUER/EXPIRATION DATE/EXERCISE PRICE
  10,000    U.S. 5 Year Treasury Note,
              02/28/2017, $1.00........................................................  $    203
                                                                                         --------
            Total call options purchased
              (cost $240)..............................................................  $    203
                                                                                         --------
PUT OPTIONS PURCHASED -- 0.0%
            ISSUER/EXPIRATION DATE/EXERCISE
  10,000    U.S. 5 Year Treasury Note,
              02/28/2017, $1.00........................................................  $    268
                                                                                         --------
            Total put options purchased
              (cost $240)..............................................................  $    268
                                                                                         --------
PRINCIPAL
 AMOUNT
---------
SENIOR FLOATING RATE INTERESTS NON-INVESTMENT GRADE (V) -- 4.9%
            BASIC MATERIALS -- 0.5%
$  1,742    Compass Minerals Group, Inc.,
              6.85%, 12/22/2012 (N)....................................................  $  1,743
   1,000    Tupperware Corp.,
              6.84%, 11/07/2012 (N)....................................................       999
                                                                                         --------
                                                                                            2,742
                                                                                         --------
            CONSUMER CYCLICAL -- 0.6%
   1,975    Supervalu, Inc.,
              6.84%, 05/30/2013 (N)....................................................     1,982
   1,504    William Carter Co.,
              6.85%, 07/14/2012 (N)....................................................     1,503
                                                                                         --------
                                                                                            3,485
                                                                                         --------
            FINANCE -- 0.5%
   1,629    Ameritrade Holding Corp.,
              6.82%, 12/31/2011 (N)....................................................     1,631
   1,395    General Growth Properties, Inc.,
              6.57%, 02/24/2010 (N)....................................................     1,392
                                                                                         --------
                                                                                            3,023
                                                                                         --------
            HEALTH CARE -- 1.1%
   1,000    Carestream Health, Inc.,
              7.36%, 04/12/2013 (AA)(Q)................................................     1,001
   1,975    Community Health Systems, Inc.,
              7.10%, 08/19/2011 (N)....................................................     1,978

PRINCIPAL                                                                                 MARKET
 AMOUNT                                                                                  VALUE (W)
---------                                                                                ---------
            HEALTH CARE -- (CONTINUED)
$  1,975    Fresenius Medical Care AG,
              6.73%, 03/31/2013 (N)....................................................  $  1,971
   1,878    Lifepoint Hospitals, Inc.,
              6.99%, 04/15/2012 (N)....................................................     1,875
                                                                                         --------
                                                                                            6,825
                                                                                         --------
            SERVICES -- 0.9%
   3,000    MGM Mirage, Inc.,
              6.41%, 10/03/2011 (N)....................................................     2,954
   1,975    Regal Cinemas, Inc.,
              7.10%, 11/10/2010 (N)....................................................     1,978
                                                                                         --------
                                                                                            4,932
                                                                                         --------
            TECHNOLOGY -- 0.7%
   1,995    Mediacom Broadband,
              7.10%, 01/31/2015 (N)....................................................     1,989
   1,965    R.H. Donnelly, Inc.,
              6.85%, 06/30/2011 (N)....................................................     1,964
                                                                                         --------
                                                                                            3,953
                                                                                         --------
            UTILITIES -- 0.6%
   1,198    Mirant North America LLC,
              7.07%, 01/03/2013 (N)....................................................     1,198
   2,000    NRG Energy, Inc.,
              7.35%, 01/27/2013 (N)....................................................     2,014
                                                                                         --------
                                                                                            3,212
                                                                                         --------
            Total senior floating rate interests non-investment grade
              (cost $28,138)...........................................................  $ 28,172
                                                                                         --------
SENIOR FLOATING RATE INTERESTS INVESTMENT GRADE (V) -- 0.6%
            FINANCE -- 0.6%
   3,500    Residential Capital Corp.,
              6.07%, 07/28/2008 (N)....................................................  $  3,461
                                                                                         --------
            Total senior floating rate interests
              investment grade
              (cost $3,488)............................................................  $  3,461
                                                                                         --------
U.S. GOVERNMENT SECURITIES -- 101.6%
            U.S. TREASURY SECURITIES -- 101.6%
  20,170    0.88% 2010 (O)#............................................................  $ 20,977
   7,137    1.63% 2015 (O).............................................................     7,314
  64,235    1.88% 2013 -- 2015 (O).....................................................    67,206
 179,457    2.00% 2014 -- 2026 (O)#....................................................   184,607
  93,935    2.38% 2011 -- 2027 (O).....................................................    96,706
  28,430    3.00% 2012 (O).............................................................    33,762
  22,370    3.38% 2012 -- 2032 (O)#....................................................    30,882
  20,455    3.50% 2011 (O).............................................................    25,248

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                                                 MARKET
 AMOUNT                                                                                  VALUE (W)
---------                                                                                ---------
U.S. GOVERNMENT SECURITIES -- (CONTINUED)
            U.S. TREASURY SECURITIES -- (CONTINUED)
$ 24,000    3.63% 2028 (O)#............................................................  $ 36,709
  54,632    3.88% 2009 -- 2029 (O)#....................................................    75,778
                                                                                         --------
            Total U.S. government securities
              (cost $580,217)..........................................................  $579,189
                                                                                         --------
            Total long-term investments
              (cost $612,599)..........................................................  $611,574
                                                                                         --------
SHORT-TERM INVESTMENTS -- 0.7%
            FINANCE -- 0.5%
$  2,948    State Street Bank Money Market Fund........................................  $  2,948
                                                                                         --------
            REPURCHASE AGREEMENTS -- 0.1%
     132    BNP Paribas Securities Corp. Repurchase Agreement,
              5.10%, 05/01/2007........................................................       132
     157    RBS Greenwich Capital Markets,
              5.10%, 05/01/2007........................................................       157
     159    UBS Securities, Inc. Repurchase Agreement,
              5.10%, 05/01/2007........................................................       159
                                                                                         --------
                                                                                              448
                                                                                         --------
            U.S. TREASURY SECURITIES -- 0.1%
     550    U.S. Treasury Bill,
              4.98%, 06/14/2007 (M)(S).................................................       547
                                                                                         --------
            Total short-term investments
              (cost $3,943)............................................................  $  3,943
                                                                                         --------
            Total investments in securities
              (cost $616,542) (C)......................................................  $615,517
                                                                                         ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C) At April 30, 2007, the cost of securities for federal income tax purposes was $626,495 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $  2,574
      Unrealized depreciation........................   (13,552)
                                                       --------
      Net unrealized depreciation....................  $(10,978)
                                                       ========

  # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

  (I) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2007, was $281, which represents 0.05% of total net assets.

  (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (N) The interest rate disclosed for these securities represents the effective yield as of June 30, 2007.

  (O) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

  (P) The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at April 30, 2007.

 (AA) The interest rate disclosed for these securities represents an estimated yield as of June 30, 2007.

  (Q) The cost of securities purchased on a when-issued or delayed delivery basis at April 30, 2007 was $1,000.

  (S) Security pledged as initial margin deposit for open futures contracts at April 30, 2007.

     FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2007

                                                                        UNREALIZED
                                 NUMBER OF                             APPRECIATION
      DESCRIPTION                CONTRACTS*   POSITION   EXPIRATION   (DEPRECIATION)
      -----------                ----------   --------   ----------   --------------
      5 Year U.S. Treasury Note     150         Long     June 2007         $(35)
      10 Year U.S. Treasury
      Note                            5         Long     June 2007           --
                                                                           ----
                                                                           $(35)
                                                                           ====

   * The number of contracts does not omit 000's.

  (V) Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at April 30, 2007.

  (W) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

     REVERSE REPURCHASE AGREEMENTS AS OF APRIL 30, 2007

                                    PRINCIPAL    MARKET
      DESCRIPTION                    AMOUNT      VALUE
      -----------                   ---------    ------
      BNP Paribas Securities Corp.  $(45,542)   $(45,542)
                                    ========    ========

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 95.4%
            AUSTRALIA -- 1.3%
     152    Aristocrat Leisure Ltd. (A)#......................  $  2,077
     182    Brambles Ltd. (A)(D)..............................     1,986
     229    Transurban Group (A)..............................     1,525
                                                                --------
                                                                   5,588
                                                                --------
            AUSTRIA -- 0.7%
      36    Erste Bank Der Oesterreichischen Sparkassen AG
              (A).............................................     2,853
                                                                --------
            BRAZIL -- 1.4%
     149    Companhia Vale do Rio Doce ADR....................     6,055
                                                                --------
            CANADA -- 6.5%
      81    Cameco Corp. .....................................     3,767
      25    Potash Corp. of Saskatchewan......................     4,470
      73    Research In Motion Ltd. (D).......................     9,553
     125    Rogers Communications, Inc. Class B...............     4,781
      38    SNC-Lavalin Group, Inc. ..........................     1,102
      53    Suncor Energy, Inc. ..............................     4,244
                                                                --------
                                                                  27,917
                                                                --------
            CHINA -- 2.3%
     122    China CITIC Bank (D)..............................       102
   1,107    China Merchants Bank Co., Ltd. (A)(D).............     2,694
      67    Ctrip.com International Ltd. .....................     4,737
      58    Suntech Power Holdings Co., Ltd. ADR (D)..........     2,093
                                                                --------
                                                                   9,626
                                                                --------
            DENMARK -- 1.7%
     111    Vestas Wind Systems A/S (A)(D)....................     7,164
                                                                --------
            FINLAND -- 2.7%
     463    Nokia Oyj (A)(D)(G)...............................    11,679
                                                                --------
            FRANCE -- 10.3%
      86    Accor S.A. (A)(G).................................     8,120
      45    Alstom RGPT (A)(D)................................     6,655
      29    Cie Generale d'Optique Essilor International S.A.
              (A)(D)..........................................     3,461
      75    France Telecom S.A. (A)...........................     2,201
      24    Pinault-Printemps-Redoute S.A. (A)................     4,237
      16    Vallourec (A).....................................     4,447
     181    Veolia Environment S.A. (A).......................    14,970
                                                                --------
                                                                  44,091
                                                                --------
            GERMANY -- 16.3%
      47    Basf AG (G).......................................     5,583
      62    Continental AG (A)................................     8,659
      28    Deutsche Boerse AG (A)............................     6,534
      57    Fresenius Medical Care AG & Co. (A)...............     8,521
     300    Infineon Technologies AG (A)(D)...................     4,654
     260    KarstadtQuelle AG (A)(D)(G).......................    10,003
      48    Salzgitter AG (A).................................     7,845
      32    Siemens AG (A)....................................     3,865
      44    Volkswagen AG (A)(G)..............................     6,608
      42    Wacker Chemie AG (A)..............................     7,616
                                                                --------
                                                                  69,888
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            GREECE -- 0.7%
      56    National Bank of Greece (A).......................  $  3,156
                                                                --------
            HONG KONG -- 1.3%
     348    China Resources Enterprise (A)....................     1,173
   3,106    Shun Tak Holdings Ltd. (A)........................     4,322
                                                                --------
                                                                   5,495
                                                                --------
            IRELAND -- 3.1%
     472    Elan Corp. plc ADR (D)(G).........................     6,553
     149    Ryanair Holdings plc ADR (D)(G)...................     6,935
                                                                --------
                                                                  13,488
                                                                --------
            JAPAN -- 10.5%
      76    Canon, Inc. (A)...................................     4,281
       1    East Japan Railway Co. (A)........................     4,168
      60    Ibiden Co., Ltd. (A)..............................     3,416
       2    Japan Tobacco, Inc. (A)...........................     8,103
     528    Mitsubishi Heavy Industries Ltd. (A)..............     3,250
      12    Nintendo Co., Ltd. (A)............................     3,873
       9    ORIX Corp. (A)....................................     2,506
       9    Rakuten, Inc. (A).................................     3,764
      79    Sony Corp. (A)....................................     4,180
     126    Sumitomo Realty & Development Co., Ltd. (A).......     4,651
      31    Yamada Denki Co., Ltd. (A)........................     2,868
                                                                --------
                                                                  45,060
                                                                --------
            LUXEMBOURG -- 0.5%
      27    Millicom International Cellular S.A. (D)..........     2,210
                                                                --------
            MEXICO -- 0.8%
      69    America Movil S.A.B de CV ADR.....................     3,640
                                                                --------
            NETHERLANDS -- 4.6%
     263    ASML Holding N.V. (A)(D)..........................     7,140
     118    Royal Numico N.V. (A)(H)..........................     6,480
     198    Unilever N.V. CVA (A).............................     6,041
                                                                --------
                                                                  19,661
                                                                --------
            NORWAY -- 0.4%
      59    Renewable Energy Corp. AS (A)(D)..................     1,696
                                                                --------
            RUSSIA -- 0.1%
      15    OAO Gazprom ADR (K)...............................       592
                                                                --------
            SOUTH KOREA -- 1.6%
     104    LG Electronics, Inc. (A)(D).......................     6,925
                                                                --------
            SPAIN -- 0.9%
     109    Gamesa Corporacion Tecnologica S.A. (A)...........     3,748
                                                                --------
            SWEDEN -- 2.0%
      44    Alfa Laval AB (A)(G)..............................     2,668
     288    Sandvik AB (A)(G).................................     5,501
      29    Swedish Match AB (A)..............................       535
                                                                --------
                                                                   8,704
                                                                --------
            SWITZERLAND -- 6.7%
     121    ABB Ltd. (A)......................................     2,419
      93    Julius Baer Holding Ltd. (A)......................     6,492
      29    Nestle S.A. (A)(G)................................    11,303

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            SWITZERLAND -- (CONTINUED)
      11    Nobel Biocare Holding AG (A)......................  $  3,795
      84    Swatch Group AG (A)...............................     4,867
                                                                --------
                                                                  28,876
                                                                --------
            TAIWAN -- 1.4%
   2,595    AU Optronics Corp. (A)............................     4,091
     268    Hon Hai Precision Industry Co., Ltd. (A)..........     1,770
                                                                --------
                                                                   5,861
                                                                --------
            UNITED KINGDOM -- 17.6%
     714    Amvescap plc (A)..................................     8,379
   1,762    Arm Holdings plc (A)..............................     4,687
     197    Imperial Chemical Industries plc (A)..............     2,084
     555    Kesa Electricals plc (A)..........................     3,730
     804    Man Group plc (A).................................     9,000
      36    Marks & Spencer Group plc (A).....................       526
     267    Michael Page International plc (A)................     3,053
      60    Next plc (A)......................................     2,810
     189    Reckitt Benckiser plc (A).........................    10,342
     444    Rolls-Royce Group plc (A).........................     4,231
  32,782    Rolls-Royce Group plc Class B.....................        66
     535    Smith & Nephew plc (A)............................     6,670
   1,680    Tesco plc (A).....................................    15,444
     100    Xstrata plc (A)...................................     5,184
                                                                --------
                                                                  76,206
                                                                --------
            Total common stock
              (cost $363,643).................................  $410,179
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 14.2%
            REPURCHASE AGREEMENTS -- 3.7%
 $ 5,277    Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.24%, 05/01/2007...............................  $  5,277
   1,955    BNP Paribas Securities Corp. TriParty Joint
              Repurchase Agreement,
              5.23%, 05/01/2007...............................     1,954
      62    Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.10%, 05/01/2007...............................        62
   2,619    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................     2,619
   5,981    UBS Securities, Inc. TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................     5,981
                                                                --------
                                                                  15,893
                                                                --------
                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 10.5%
            CASH COLLATERAL REINVESTMENT FUND:
  45,340    Mellon GSL DBTII Collateral Fund..................  $ 45,338
                                                                --------
            Total short-term investments
              (cost $61,231)..................................  $ 61,231
                                                                --------
            Total investments in securities
              (cost $424,874) (C).............................  $471,410
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 95.39% of total net assets at April 30, 2007.

  (A) The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2007, was $343,696, which represents 79.93% of total net assets.

  (C) At April 30, 2007, the cost of securities for federal income tax purposes was $427,290 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $48,020
      Unrealized depreciation.........................   (3,900)
                                                        -------
      Net unrealized appreciation.....................  $44,120
                                                        =======

  (D) Currently non-income producing.

  (G) Security is partially on loan at April 30, 2007.

  (H) The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED            SHARES/PAR            SECURITY          COST BASIS
      --------            ----------            --------          ----------
      11/2006-3/2007         118           Royal Numico N.V.        $6,005

      The aggregate value of these securities at April 30, 2007 was $6,480, which represents 1.51% of total net assets.

  (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At April 30, 2007, the market value of these securities amounted to $592 or 0.14% of total net assets.

  (W) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2007

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
British Pound                                  Buy              $1,632          $1,626          05/01/2007              $ 6
British Pound                                 Sell              1,304            1,302          05/02/2007               (2)
British Pound                                  Buy                199              199          05/03/2007               --
Canadian Dollar                               Sell                146              145          05/01/2007               (1)
Canadian Dollar                               Sell                241              240          05/02/2007               (1)
Canadian Dollar                               Sell                279              279          05/03/2007               --
Euro                                           Buy              2,478            2,470          05/02/2007                8
Hong Kong Dollars                             Sell                 29               29          05/02/2007               --
Hong Kong Dollars                             Sell                 20               20          05/03/2007               --
Japanese Yen                                  Sell              1,952            1,959          05/07/2007                7
Norwegian Krone                                Buy                738              737          05/03/2007                1
Norwegian Krone                                Buy                948              950          05/04/2007               (2)
Swedish Krona                                  Buy                445              445          05/03/2007               --
Swedish Krona                                  Buy                 92               93          05/04/2007               (1)
                                                                                                                        ---
                                                                                                                        $15
                                                                                                                        ===

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 98.5%
            BELGIUM -- 0.5%
      31    UCB S.A. (A)(G)...................................  $  1,877
                                                                --------
            BRAZIL -- 2.8%
     358    All America Latina Logistica S.A. ................     4,235
     139    Companhia Vale do Rio Doce ADR....................     5,624
                                                                --------
                                                                   9,859
                                                                --------
            CANADA -- 8.7%
      94    Cameco Corp. .....................................     4,379
     116    EnCana Corp. (G)..................................     6,077
     162    Nortel Networks Corp. (D).........................     3,696
       5    Research In Motion Ltd. (D)(G)+...................       684
      31    Research in Motion Ltd. (D)+......................     4,046
      36    Suncor Energy, Inc. ..............................     2,920
     242    Talisman Energy, Inc. (G).........................     4,598
      82    Telus Corp. ......................................     4,524
                                                                --------
                                                                  30,924
                                                                --------
            CHINA -- 3.0%
   1,501    China Merchants Bank Co., Ltd. (D)(A)(G)..........     3,653
     721    China Shenhua Energy Co., Ltd. (A)................     1,782
      35    Ctrip.com International Ltd. .....................     2,482
   2,862    Huaneng Power International, Inc. (A).............     2,891
                                                                --------
                                                                  10,808
                                                                --------
            EGYPT -- 1.5%
      79    Orascom Telecom Holding SAE GDR...................     5,297
                                                                --------
            FINLAND -- 1.4%
     197    Nokia Oyj (D)(A)..................................     4,959
                                                                --------
            FRANCE -- 10.0%
      30    Accor S.A. (A)(G).................................     2,804
      34    Alstom RGPT (D)(A)................................     5,117
     144    Axa S.A. (A)(G)...................................     6,606
      54    BNP Paribas (A)(G)................................     6,233
      32    Cie Generale d'Optique Essilor International S.A.
              (D)(A)(G).......................................     3,841
      30    Iliad S.A. (A)(G).................................     3,057
      67    Peugeot S.A. (A)(G)...............................     5,398
     108    S.O.I. Tec S.A. (D)(A)(G).........................     2,523
                                                                --------
                                                                  35,579
                                                                --------
            GERMANY -- 10.3%
      39    Continental AG (A)(G).............................     5,483
      58    DaimlerChrysler AG (A)(G).........................     4,705
      24    Deutsche Boerse AG (A)(G).........................     5,550
      31    E.On AG (A)(G)....................................     4,710
     239    Infineon Technologies AG (D)(A)...................     3,704
     140    KarstadtQuelle AG (D)(A)(G).......................     5,401
      59    Siemens AG (A)....................................     7,153
                                                                --------
                                                                  36,706
                                                                --------
            GREECE -- 0.5%
      43    EFG Eurobank Ergasias S.A. (A)....................     1,805
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            HONG KONG -- 6.1%
   1,337    Cathay Pacific Airways Ltd. (A)(G)................  $  3,457
     210    Dah Sing Financial Group (A)......................     1,795
     586    Hengan International Group Co., Ltd. (A)(G).......     1,859
     601    Hong Kong Exchanges & Clearing Ltd. (A)(G)........     5,726
     826    Hopson Development Holdings Ltd. (A)..............     1,937
     222    Melco PBL Entertainment Ltd. ADR (D)(G)...........     3,861
   1,292    Shangri-La Asia Ltd. (A)..........................     3,159
                                                                --------
                                                                  21,794
                                                                --------
            IRELAND -- 1.3%
     144    Ryanair Holdings plc (D)(A).......................     1,174
      75    Ryanair Holdings plc ADR (D)(G)...................     3,482
                                                                --------
                                                                   4,656
                                                                --------
            ITALY -- 6.3%
     255    Enel S.p.A. (A)...................................     2,893
     741    Intesa Sanpaolo (D)(A)(G).........................     6,205
      56    Tod's S.p.A. (A)(G)...............................     5,216
     780    UniCredito Italiano S.p.A. (A)(G).................     8,017
                                                                --------
                                                                  22,331
                                                                --------
            JAPAN -- 13.7%
     125    Aisin Seiki Co., Ltd. (A).........................     4,097
      56    Astellas Pharma, Inc. (A).........................     2,445
     118    Canon, Inc. (A)...................................     6,592
      91    Chiyoda Corp. (A).................................     2,088
      48    Daihatsu Motor Co., Ltd. (A)(G)...................       404
      37    Eisai Co., Ltd. (A)...............................     1,738
     628    Japan Airlines Corp. (A)..........................     1,235
       2    Japan Tobacco, Inc. (A)...........................     8,069
     142    Komatsu Ltd. (A)..................................     3,367
     222    Mitsubishi Electric Corp. (A).....................     2,152
      42    Mitsubishi Estate Co., Ltd. (A)...................     1,302
      --    Mitsubishi UFJ Financial Group, Inc. (A)..........     3,381
      69    Omron Corp. (A)...................................     1,851
       8    ORIX Corp. (A)....................................     2,106
     112    Sony Corp. (A)....................................     5,929
      28    TDK Corp. (A).....................................     2,415
                                                                --------
                                                                  49,171
                                                                --------
            LUXEMBOURG -- 1.0%
      99    Evraz Group S.A. .................................     3,486
                                                                --------
            MEXICO -- 1.0%
     121    Grupo Aeroportuario Del ADR (D)(G)................     3,547
                                                                --------
            NETHERLANDS -- 7.9%
     177    Aercap Holdings N.V. (D)(G).......................     5,175
     181    ASML Holding N.V. (D)(A)..........................     4,904
     102    ING Groep N.V. (A)(G).............................     4,634
     181    Koninklijke Philips Electronics N.V. (A)..........     7,418
     109    Royal Numico N.V. (A)(G)(H).......................     6,005
                                                                --------
                                                                  28,136
                                                                --------
            RUSSIA -- 4.0%
      36    Lukoil ADR........................................     2,804
      13    Mining and Metallurgical Co. Norilsk Nickel ADR...     2,413

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            RUSSIA -- (CONTINUED)
     121    OAO Gazprom ADR (K)...............................  $  4,832
     112    TMK OAO GDR (D) (I)...............................     4,062
                                                                --------
                                                                  14,111
                                                                --------
            SINGAPORE -- 0.5%
     156    Singapore Airlines Ltd. (A).......................     1,857
                                                                --------
            SOUTH AFRICA -- 1.2%
     136    Impala Platinum Holdings Ltd. (A).................     4,383
                                                                --------
            SWEDEN -- 1.0%
     155    Assa Abloy AB (A)(G)..............................     3,459
                                                                --------
            SWITZERLAND -- 6.2%
      54    Credit Suisse Group (A)(G)........................     4,251
      98    Julius Baer Holding Ltd. (A)......................     6,808
      28    Nestle S.A. (A)(G)................................    11,076
                                                                --------
                                                                  22,135
                                                                --------
            TURKEY -- 0.4%
     119    Akbank T.A.S (A)..................................       858
     120    Asya Katilim Bankasi AS (D)(A)....................       700
                                                                --------
                                                                   1,558
                                                                --------
            UNITED KINGDOM -- 9.2%
     480    Amvescap plc (A)..................................     5,635
   1,571    Old Mutual plc (A)................................     5,577
     128    Reckitt Benckiser plc (A).........................     7,022
     772    Tesco plc (A).....................................     7,101
     146    Xstrata plc (A)...................................     7,578
                                                                --------
                                                                  32,913
                                                                --------
            Total common stock
              (cost $311,570).................................  $351,351
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 26.5%
            REPURCHASE AGREEMENTS -- 0.8%
 $   866    Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.24%, 05/01/2007...............................  $    866
     321    BNP Paribas Securities Corp. TriParty Joint
              Repurchase Agreement,
              5.23%, 05/01/2007...............................       321
      10    Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.10%, 05/01/2007...............................        10
     430    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................       429
     981    UBS Securities, Inc. TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................       981
                                                                --------
                                                                   2,607
                                                                --------
                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 25.7%
            CASH COLLATERAL REINVESTMENT FUND:
  91,767    Navigator Prime Portfolio.........................  $ 91,767
                                                                --------
            Total short-term investments
              (cost $94,374)..................................  $ 94,374
                                                                --------
            Total investments in securities
              (cost $405,944) (C).............................  $445,725
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 98.54% of total net assets at April 30, 2007.

  (A) The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2007, was $269,127, which represents 75.48% of total net assets.

  (C) At April 30, 2007, the cost of securities for federal income tax purposes was $406,010 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $45,484
      Unrealized depreciation.........................   (5,769)
                                                        -------
      Net unrealized appreciation.....................  $39,715
                                                        =======

  (D) Currently non-income producing.

  (G) Security is partially on loan at April 30, 2007.

  (H) The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED           SHARES/PAR            SECURITY           COST BASIS
      --------           ----------            --------           ----------
      1/2005-2/2007         109           Royal Numico N.V.         $5,561

     The aggregate value of these securities at April 30, 2007 was $6,005, which represents 1.68% of total net assets.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2007, was $4,062, which represents 1.14% of total net assets.

 (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At April 30, 2007, the market value of these securities amounted to $4,832 or 1.36% of total net assets.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

  +  Listed on more than one exchange.

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2007

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
British Pound                                  Sell             $ 799           $  796          05/01/2007              $(3)
British Pound                                  Sell               720              718          05/02/2007               (2)
Euro                                           Buy              3,369            3,657          05/02/2007               12
Euro                                           Buy              1,373            1,373          05/04/2007               --
Hong Kong Dollars                              Sell               163              163          05/02/2007               --
Japanese Yen                                   Sell               120              120          05/01/2007               --
Japanese Yen                                   Sell               515              516          05/02/2007                1
Japanese Yen                                   Sell               287              288          05/07/2007                1
South African Rand                             Sell                83               83          05/02/2007               --
Swedish Krona                                  Sell               710              707          05/02/2007               (3)
Swiss Francs                                   Sell               362              362          05/02/2007               --
                                                                                                                        ---
                                                                                                                        $ 6
                                                                                                                        ===

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 96.2%
            AUSTRALIA -- 7.9%
     110    Babcock & Brown Power (D).........................  $    296
   1,984    Centamin Egypt Ltd. (D)...........................     1,726
     489    Centennial Coal Co., Ltd. (A)(G)..................     1,174
     497    Challenger Financial Services Group Ltd. (A)(G)...     2,175
     578    Dyno Nobel Ltd. (A)(G)............................     1,155
   1,362    Emeco Holdings Ltd. (A)...........................     2,114
      64    Energy Resources of Australia Ltd. (A)(G).........     1,338
     308    Programmed Maintenance Services Ltd. (A)(G).......     1,305
   1,007    Resource Pacific Holdings Ltd. (D)(A).............     1,466
     453    Seek Ltd. (A)(G)..................................     2,772
     965    Tower Australia Group Ltd. (D)(A).................     2,063
     437    Transurban Group (A)(G)...........................     2,917
     132    Zinifex Ltd. (A)(G)...............................     1,804
                                                                --------
                                                                  22,305
                                                                --------
            BELGIUM -- 2.6%
       1    CFE (A)...........................................     2,189
       6    D'ieteren S.A. (A)................................     2,764
      12    Umicore (A)(G)....................................     2,347
                                                                --------
                                                                   7,300
                                                                --------
            BERMUDA -- 0.5%
     214    Lancashire Holdings Ltd. (D)(A)...................     1,512
                                                                --------
            BRAZIL -- 2.1%
     191    Cyrela Brazil Realty S.A. ........................     2,059
      88    Dufry South America LTDA (D)......................     1,668
     118    Lupatech S.A. ....................................     2,198
                                                                --------
                                                                   5,925
                                                                --------
            CANADA -- 0.3%
      74    Lundin Mining Corp. (D)(G)........................       934
                                                                --------
            CHINA -- 0.5%
   1,607    China Oilfield Services Ltd. (A)(G)...............     1,360
                                                                --------
            DENMARK -- 2.7%
      24    Carlsberg A/S Class B (A).........................     2,684
      35    Genmab A/S (D)(A).................................     2,415
     107    H. Lundbeck A/S (A)(G)............................     2,563
                                                                --------
                                                                   7,662
                                                                --------
            FINLAND -- 1.4%
      51    Outotec Oyj (A)(G)................................     2,193
      57    Tietoenator Oyj (A)(G)............................     1,794
                                                                --------
                                                                   3,987
                                                                --------
            FRANCE -- 7.2%
      26    BioMerieux S.A. (A)...............................     2,217
      13    Cegedim S.A. (A)..................................     1,422
      45    Ipsen (A).........................................     2,396
      36    Korian (D)(A).....................................     1,874
     407    Rhodia S.A. (D)(A)(G).............................     1,663
     120    S.O.I. Tec S.A. (D)(A)(G).........................     2,807

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FRANCE -- (CONTINUED)
      21    Seche Environment (A).............................  $  3,693
      55    Zodiac S.A. (A)(G)................................     4,258
                                                                --------
                                                                  20,330
                                                                --------
            GERMANY -- 8.7%
      30    AWD Holding AG (A)(G).............................     1,509
      48    Colonia Real Estate AG (D)(A)(G)..................     2,223
      48    Colonia Real Estate AG-Rights.....................       156
      25    Interhyp AG (D)(A)................................     3,078
      59    KarstadtQuelle AG (D)(A)..........................     2,258
     108    Kontron AG (A)(G).................................     1,985
      31    MTU Aero Engines Holdings AG (A)..................     1,781
      42    Praktiker Bau-Und Heimwerkermaerkte Holding AG
              (A).............................................     1,744
      44    Rhoen-Klinikum AG (A).............................     2,614
      11    Salzgitter AG (A).................................     1,760
      31    SGL Group (D)(A)(G)...............................     1,203
      86    Symrise AG (D)....................................     2,524
      51    Thielert AG (D)(A)(G).............................     1,584
                                                                --------
                                                                  24,419
                                                                --------
            GREECE -- 1.1%
     231    Hellenic Technodomiki Tev S.A. (A)................     3,175
                                                                --------
            HONG KONG -- 3.8%
   5,513    China Power International Development Ltd.
              (A)(G)..........................................     2,863
     744    Cosco Pacific Ltd. (A)............................     1,800
   2,016    Far East Pharmaceutical
              Technology Co., Ltd. (A)(D)(H)(G)...............        --
     983    Shangri-La Asia Ltd. (A)..........................     2,403
     998    Shun Tak Holdings Ltd. (A)........................     1,389
   1,611    Techtronic Industries Co., Ltd. (A)(G)............     2,138
                                                                --------
                                                                  10,593
                                                                --------
            IRELAND -- 0.7%
     138    Elan Corp. plc (D)(A)(G)..........................     1,897
                                                                --------
            ITALY -- 5.0%
      21    Ansaldo STS S.p.A. (D)(A).........................       285
     143    Antichi Pellettieri S.p.A. (D)(A).................     1,959
     124    Banco di Desio e della Brianza S.A. (A)...........     1,572
      94    Brembo S.p.A. (A).................................     1,440
     307    Immobiliare Grande Distribuzione (A)(G)...........     1,728
      27    Pirelli & C. Real Estate S.p.A. (A)(G)............     2,055
     275    Safilo Group S.p.A. (D)(A)........................     1,705
     673    Sorin S.p.A. (D)(A)(G)............................     1,695
      17    Tod's S.p.A. (A)(G)...............................     1,565
                                                                --------
                                                                  14,004
                                                                --------
            JAPAN -- 22.0%
     280    77 Bank Ltd. (A)(G)...............................     1,836
     384    Daishi Bank Ltd. (A)..............................     1,627
      18    Disco Corp. (A)...................................     1,112
     523    Fuji Fire & Marine Insurance Co., Ltd. (A)(G).....     2,148
     227    Higo Bank Ltd. (A)................................     1,589
     218    Hitachi Metals Ltd. (A)(G)........................     2,334

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            JAPAN -- (CONTINUED)
      24    Honeys Co., Ltd. (A)(G)...........................  $  1,019
      96    Iino Kaiun Kaisha Ltd. (A)(G).....................     1,150
      34    Japan Petroleum Exploration Co., Ltd. (A)(G)......     2,415
     172    Japan Steel Works Ltd. (A)(G).....................     2,028
       4    Jupiter Telecommunications Co., Ltd. (D)(A).......     3,289
       1    KK DaVinci Advisors (D)(A)(G).....................     1,496
      62    Kobayashi Pharmaceutical Co., Ltd. (A)(G).........     2,320
      69    MEC Co., Ltd. (A).................................       726
      44    Milbon Co., Ltd. (A)(G)...........................     1,360
      27    Musashino Bank Ltd. (A)...........................     1,465
     310    Nachi-Fujikoshi Corp. (A)(G)......................     1,656
      87    Nok Corp. (A).....................................     1,620
     243    NTN Corp. (A).....................................     2,016
      56    OBIC Business Consultants Ltd. (A)(G).............     3,292
      15    OBIC Co., Ltd. (A)(G).............................     2,830
      46    Point, Inc. (A)(G)................................     3,080
       1    RISA Partners, Inc. (A)(G)........................     2,015
     156    Shionogi & Co., Ltd. (A)(G).......................     3,042
     926    Sumitomo Osaka Cement Co., Ltd. (A)(G)............     2,700
      50    Sysmex Corp. (A)(G)...............................     1,931
      79    Taiyo Ink Manufacturing Co., Ltd. (A).............     2,109
     324    The Keiyo Bank Ltd. (A)...........................     1,855
      44    Uni-Charm Corp. (A)(G)............................     2,580
      63    Union Tool Co. (A)(G).............................     2,332
      92    Yamaguchi Financial Group, Inc. (A)...............     1,155
                                                                --------
                                                                  62,127
                                                                --------
            LIECHTENSTEIN -- 1.1%
      12    Verwalt & Privat-Bank AG (A)......................     3,109
                                                                --------
            MALAYSIA -- 0.5%
   2,288    Air Asia BHD (D)(A)...............................     1,292
                                                                --------
            MEXICO -- 0.5%
     365    Empresas ICA SAB de CV (D)........................     1,439
                                                                --------
            NETHERLANDS -- 3.1%
      69    Koninklijke BAM Groep N.V. (A)(G).................     1,831
      95    Ordina N.V. (A)...................................     2,312
      59    SBM Offshore N.V. (A).............................     2,127
     115    Spazio Investment N.V. ...........................     2,361
                                                                --------
                                                                   8,631
                                                                --------
            NORWAY -- 0.5%
     348    Eitzen Chemical ASA (D)(A)........................     1,533
                                                                --------
            PORTUGAL -- 0.7%
     224    Mota -- Engil S.A. (A)............................     1,859
                                                                --------
            SINGAPORE -- 0.5%
   1,468    Goodpack Ltd. (A)(G)..............................     1,543
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SOUTH KOREA -- 2.8%
       7    Cheil Communications, Inc. (D)(A).................  $  1,944
      25    GS Engineering & Construction Corp. (A)...........     2,513
      40    Hyundai Steel Co. (A).............................     1,639
      29    Mirea Asset Securities Co., Ltd. (A)..............     1,885
                                                                --------
                                                                   7,981
                                                                --------
            SPAIN -- 1.0%
      77    Prosegur Compania de Seguridad S.A. (A)(G)........     2,889
                                                                --------
            SWEDEN -- 3.1%
      57    Boliden AB (A)(G).................................     1,420
      40    Munters AB (A)(G).................................     1,950
     176    Swedish Match AB (A)(G)...........................     3,249
      69    Trelleborg AB (A)(G)..............................     2,113
                                                                --------
                                                                   8,732
                                                                --------
            SWITZERLAND -- 2.4%
      16    Bachem Holding AG Class B (A).....................     1,339
      30    Dufry Group (D)...................................     3,341
      44    EFG International (D)(A)..........................     1,991
                                                                --------
                                                                   6,671
                                                                --------
            TURKEY -- 0.8%
     389    Asya Katilim Bankasi AS (D)(A)(G).................     2,263
                                                                --------
            UNITED KINGDOM -- 12.7%
      40    Derwent London plc (A)............................     1,696
     509    Fenner plc (A)....................................     2,196
     370    GCAP Media plc (A)................................     1,615
   1,443    Guinness Peat Group plc (A)(G)....................     2,518
      52    Homeserve plc (A).................................     1,835
     223    Informa Group plc (A).............................     2,629
      27    Mapeley Ltd. (A)..................................     2,021
     250    Mears Group plc (A)...............................     1,620
     311    Meggitt plc (A)...................................     1,893
     262    Morgan Crucible Co. plc (A).......................     1,458
     236    Petrofac Ltd. (A).................................     2,071
     190    Redrow plc (A)....................................     2,300
     138    Slough Estates plc (A)............................     2,111
      10    Speedy Hire plc (A)...............................       235
     245    Star Energy Group plc (D)(A)......................     1,013
      93    Ultra Electronics Holdings plc (A)................     2,241
      68    Vedanta Resources plc (A).........................     1,852
      58    Venture Production plc (D)(A).....................       786
     335    Wolfson Microelectronics plc (D)(A)...............     2,050
     222    Workspace Group plc (A)...........................     2,001
                                                                --------
                                                                  36,141
                                                                --------
            Total common stock
              (cost $242,042).................................  $271,613
                                                                --------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 SHORT-TERM INVESTMENTS -- 29.4%
            REPURCHASE AGREEMENTS -- 4.1%
 $ 3,890    Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.24%, 05/01/2007...............................  $  3,890
   1,441    BNP Paribas Securities Corp. TriParty Joint
              Repurchase Agreement,
              5.23%, 05/01/2007...............................     1,441
      45    Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.10%, 05/01/2007...............................        45
   1,931    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................     1,931
   4,409    UBS Securities, Inc. TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................     4,409
                                                                --------
                                                                  11,716
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 25.3%
            CASH COLLATERAL REINVESTMENT FUND:
  71,323    Navigator Prime Portfolio.........................    71,323
                                                                --------
            Total short-term investments
              (cost $83,039)..................................  $ 83,039
                                                                --------
            Total investments in securities
              (cost $325,081) (C).............................  $354,652
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 96.25% of total net assets at April 30, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2007, was $252,911, which represents 89.62% of total net assets.
  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $325,789 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $33,830
      Unrealized depreciation.........................   (4,967)
                                                        -------
      Net unrealized appreciation.....................  $28,863
                                                        =======

  (D)Currently non-income producing.

  (G)Security is partially on loan at April 30, 2007.

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD                                                  COST
      ACQUIRED        SHARES/PAR           SECURITY           BASIS
      --------        ----------           --------           -----
      03/2004-                     Far East Pharmaceutical
      05/2004           2,016      Technology Co., Ltd.       $293

     The aggregate value of these securities at April 30, 2007 rounds to zero.

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2007

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
Australian Dollar                              Buy               $282            $282           05/01/2007              $--
Australian Dollar                              Buy                511             509           05/03/2007                2
British Pound                                  Sell                63              63           05/01/2007               --
British Pound                                  Sell                56              56           05/02/2007               --
British Pound                                  Buy                462             462           05/03/2007               --
Euro                                           Buy                282             282           05/03/2007               --
Euro                                           Buy                685             685           05/04/2007               --
Hong Kong Dollars                              Sell                31              31           05/02/2007               --
Hong Kong Dollars                              Buy                269             269           05/03/2007               --
Japanese Yen                                   Buy                674             679           05/01/2007               (5)
Japanese Yen                                   Buy                155             155           05/02/2007               --
Norwegian Krone                                Buy                 24              25           05/04/2007               (1)
                                                                                                                        ---
                                                                                                                        $(4)
                                                                                                                        ===

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD LARGECAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
  COMMON STOCK -- 98.7%
            BASIC MATERIALS -- 1.7%
     1      Carpenter Technology Corp. .......................   $    67
     1      E.I. DuPont de Nemours & Co. .....................        62
     1      Kimberly-Clark Corp. .............................        60
                                                                 -------
                                                                     189
                                                                 -------
            CAPITAL GOODS -- 6.8%
     3      Applied Materials, Inc. ..........................        64
     1      Boeing Co. .......................................       122
     1      Caterpillar, Inc. ................................        93
     1      Cummins, Inc. ....................................        92
     2      Lam Research Corp. (D)............................        99
     2      Novellus Systems, Inc. (D)........................        63
     6      Teradyne, Inc. (D)................................       111
     1      United Technologies Corp. ........................        98
                                                                 -------
                                                                     742
                                                                 -------
            CONSUMER CYCLICAL -- 16.1%
     1      Altria Group, Inc. ...............................        95
     4      American Eagle Outfitters, Inc. ..................       115
     2      AnnTaylor Stores Corp. (D)........................        61
     1      AutoZone, Inc. (D)................................        74
     3      CarMax, Inc. (D)..................................        72
     2      Coach, Inc. (D)...................................        97
     2      Dollar Tree Stores, Inc. (D)......................        71
     2      eBay, Inc. (D)....................................        75
     1      J. C. Penney Co., Inc. ...........................        59
     2      Kohl's Corp. (D)..................................       155
     2      Newell Rubbermaid, Inc. ..........................        58
     2      Nordstrom, Inc. ..................................       127
    --      NVR, Inc. (D).....................................       143
     1      PACCAR, Inc. .....................................        70
     1      Polo Ralph Lauren Corp. ..........................        59
     3      RadioShack Corp. .................................        98
     2      Ross Stores, Inc. ................................        76
     1      Target Corp. .....................................        66
     3      TJX Cos., Inc. ...................................        87
     2      Wal-Mart Stores, Inc. ............................       108
                                                                 -------
                                                                   1,766
                                                                 -------
            CONSUMER STAPLES -- 5.3%
     1      Anheuser-Busch Cos., Inc. ........................        73
     2      Campbell Soup Co. ................................        64
     1      Coca-Cola Co. ....................................        64
     2      H.J. Heinz Co. ...................................        83
     1      Kellogg Co. ......................................        62
     1      PepsiCo, Inc. ....................................        81
     1      Procter & Gamble Co. .............................        70
     1      UST, Inc. ........................................        84
                                                                 -------
                                                                     581
                                                                 -------
            ENERGY -- 2.3%
     1      Exxon Mobil Corp. ................................        95
     3      Halliburton Co. ..................................        88
     1      XTO Energy, Inc. .................................        72
                                                                 -------
                                                                     255
                                                                 -------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- 14.2%
     2      Aetna, Inc. ......................................   $    93
     1      Affiliated Managers Group, Inc. (D)...............        87
     1      Aflac, Inc. ......................................        62
     1      American Express Co. .............................        78
     5      Charles Schwab Corp. .............................        95
     2      Eaton Vance Corp. ................................        68
     1      First Marblehead Corp. ...........................        52
     1      Franklin Resources, Inc. .........................        85
    --      Goldman Sachs Group, Inc. ........................        75
     3      Humana, Inc. (D)..................................       193
     1      IntercontinentalExchange, Inc. (D)................       102
    --      Markel Corp. (D)..................................        61
     2      Philadelphia Consolidated Holding Corp. (D).......        95
     1      Principal Financial Group, Inc. ..................        69
     2      UnitedHealth Group, Inc. .........................       126
     2      Wellcare Health Plans, Inc. (D)...................       135
     1      Wellpoint, Inc. (D)...............................        73
                                                                 -------
                                                                   1,549
                                                                 -------
            HEALTH CARE -- 15.0%
     2      Abbott Laboratories...............................        89
     1      Allergan, Inc. ...................................        63
     2      Amgen, Inc. (D)...................................       132
     2      Barr Pharmaceuticals, Inc. (D)....................        74
     1      Baxter International, Inc. .......................        66
     2      Coventry Health Care, Inc. (D)....................       140
     1      Eli Lilly & Co. ..................................        67
     4      Endo Pharmaceuticals Holdings, Inc. (D)...........       123
     2      Forest Laboratories, Inc. (D).....................       126
     3      Johnson & Johnson.................................       167
     1      Laboratory Corp. of America Holdings (D)..........        79
     2      McKesson Corp. ...................................       139
     2      Merck & Co., Inc. ................................       117
     1      Monsanto Co. .....................................        86
     3      Schering-Plough Corp. ............................        98
     1      Wyeth.............................................        72
                                                                 -------
                                                                   1,638
                                                                 -------
            SERVICES -- 7.6%
     2      Autodesk, Inc. (D)................................        77
     1      Cognizant Technology Solutions Corp. (D)..........        68
     4      Comcast Corp. Class A (D).........................       104
     4      DirecTV Group, Inc. (D)...........................        88
     2      EchoStar Communications Corp. Class A (D).........        71
     1      Moody's Corp. ....................................        99
     4      News Corp. Class A................................        90
     1      Omnicom Group, Inc. ..............................        88
     1      SEI Investments Co. ..............................        63
     2      Walt Disney Co. ..................................        84
                                                                 -------
                                                                     832
                                                                 -------
            TECHNOLOGY -- 26.3%
     3      Altera Corp. (D)..................................        75
     1      Apple, Inc. (D)...................................       123
     5      BEA Systems, Inc. (D).............................        59
     4      BMC Software, Inc. (D)............................       133
     9      Cisco Systems, Inc. (D)...........................       245

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD LARGECAP GROWTH FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     6      Citizens Communications Co. ......................   $    90
     1      Danaher Corp. ....................................        73
     3      Dolby Laboratories, Inc. Class A (D)..............       102
     3      General Electric Co. .............................        93
    --      Google, Inc. (D)..................................        86
     4      Hewlett-Packard Co. ..............................       184
     5      Intel Corp. ......................................       115
     2      International Business Machines Corp. ............       177
     2      Intuit, Inc. (D)..................................        62
     2      Lexmark International, Inc. ADR (D)...............        95
     1      Lockheed Martin Corp. ............................       114
     4      McAfee, Inc. (D)..................................       135
     2      MEMC Electronic Materials, Inc. (D)...............        87
     2      Microchip Technology, Inc. .......................        69
     5      Microsoft Corp. ..................................       145
     3      Network Appliance, Inc. (D).......................       110
     8      Oracle Corp. (D)..................................       159
     2      Qualcomm, Inc. ...................................        84
     2      Raytheon Co. .....................................        92
     5      Symantec Corp. (D)................................        84
     3      VeriSign, Inc. (D)................................        78
                                                                 -------
                                                                   2,869
                                                                 -------
            TRANSPORTATION -- 2.1%
     3      AMR Corp. (D).....................................        73
     2      Continental Airlines, Inc. (D)....................        89
     2      US Airways Group, Inc. (D)........................        73
                                                                 -------
                                                                     235
                                                                 -------
            UTILITIES -- 1.3%
     3      AES Corp. (D).....................................        72
     1      Exelon Corp. .....................................        71
                                                                 -------
                                                                     143
                                                                 -------
            Total common stock
              (cost $10,297)..................................   $10,799
                                                                 -------
PRINCIPAL                                                       MARKET
AMOUNT                                                          VALUE (W)
---------                                                       ---------
  SHORT-TERM INVESTMENTS -- 0.9%
            REPURCHASE AGREEMENTS -- 0.9%
   $29      BNP Paribas Securities Corp. Repurchase Agreement,
              5.10%, 05/01/2007...............................   $    29
    34      RBS Greenwich Capital Markets,
              5.10%, 05/01/2007...............................        34
    34      UBS Securities, Inc. Repurchase Agreement,
              5.10%, 05/01/2007...............................        34
                                                                 -------
            Total short-term investments
              (cost $97)......................................   $    97
                                                                 -------
            Total investments in securities
              (cost $10,394) (C)..............................   $10,896
                                                                 =======

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $10,394 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation...........................  $ 683
      Unrealized depreciation...........................   (181)
                                                          -----
      Net unrealized appreciation.......................  $ 502
                                                          =====

  (D)Currently non-income producing.

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD MIDCAP FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 100.2%
            BASIC MATERIALS -- 7.0%
   1,240    Cameco Corp. .....................................  $   57,818
     238    Carlisle Cos., Inc. ..............................       9,797
   1,814    Kingboard Chemical Holdings Ltd. (A)..............       8,452
     661    Peabody Energy Corp. (G)..........................      31,705
     191    Potash Corp. of Saskatchewan......................      34,360
     409    Precision Castparts Corp. ........................      42,581
     530    Teck Cominco Ltd. Class B.........................      40,311
                                                                ----------
                                                                   225,024
                                                                ----------
            CAPITAL GOODS -- 4.0%
     780    American Standard Cos., Inc. (G)..................      42,947
     813    KLA-Tencor Corp. (G)..............................      45,140
     325    Lam Research Corp. (D)(G).........................      17,473
     490    Toro Co. (G)......................................      24,597
                                                                ----------
                                                                   130,157
                                                                ----------
            CONSUMER CYCLICAL -- 19.2%
     695    Abercrombie & Fitch Co. Class A...................      56,737
     324    American Eagle Outfitters, Inc. (G)...............       9,535
     205    BJ's Wholesale Club, Inc. (D).....................       7,061
     317    BorgWarner, Inc. (G)..............................      24,659
     943    CarMax, Inc. (D)(G)...............................      23,510
     269    Children's Place Retail Stores, Inc. (D)(G).......      14,233
     135    Crocs, Inc. (D)...................................       7,516
     864    Cytyc Corp. (D)(G)................................      30,421
     436    Fastenal Co. (G)..................................      17,920
     764    Foster Wheeler Ltd. (D)...........................      52,600
     385    Gildan Activewear, Inc. (D).......................      24,525
   1,056    Li & Fung Ltd. (A)................................       3,281
   1,073    Newell Rubbermaid, Inc. ..........................      32,909
     445    O'Reilly Automotive, Inc. (D)(G)..................      15,846
     525    Oshkosh Truck Corp. (G)...........................      29,341
     164    Paccar, Inc. (G)..................................      13,802
     696    Patterson Cos., Inc. (D)(G).......................      25,094
   6,694    Peace Mark Holdings Ltd. (A)......................       7,492
   1,279    PetSmart, Inc. (G)................................      42,453
     465    Pool Corp. .......................................      18,664
     963    Saks, Inc. (G)....................................      20,169
   1,708    Supervalu, Inc. (G)...............................      78,402
     766    Tiffany & Co. (G).................................      36,545
     831    TRW Automotive Holdings Corp. (D).................      30,793
                                                                ----------
                                                                   623,508
                                                                ----------
            CONSUMER STAPLES -- 1.9%
     606    Clorox Co. (G)....................................      40,671
     923    Tyson Foods, Inc. Class A (G).....................      19,352
                                                                ----------
                                                                    60,023
                                                                ----------
            ENERGY -- 4.9%
     865    GlobalSantaFe Corp. ..............................      55,298
     430    Murphy Oil Corp. (G)..............................      23,828
     463    Noble Energy, Inc. ...............................      27,253
     391    Southwestern Energy Co. (D).......................      16,435
   1,101    Western Oil Sands, Inc. Class A (D)...............      35,755
                                                                ----------
                                                                   158,569
                                                                ----------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            FINANCE -- 13.6%
   6,356    Aberdeen Asset Management plc (A).................  $   27,683
     477    Ambac Financial Group, Inc. (G)...................      43,743
     470    Assurant, Inc. ...................................      27,062
      98    Blackrock, Inc. (G)...............................      14,626
     717    Commerce Bancorp, Inc. (G)........................      23,973
   3,055    Country Garden Holdings Co. (D)...................       2,753
   1,219    E*Trade Financial Corp. (D)(G)....................      26,920
     206    Everest Re Group Ltd. ............................      20,732
     442    Health Net, Inc. (D)(G)...........................      23,900
   2,393    Hong Kong Exchanges & Clearing Ltd. (A)...........      22,797
   1,087    Host Hotels & Resorts, Inc. (G)...................      27,870
     632    State Street Corp. (G)............................      43,525
     941    T. Rowe Price Group, Inc. (G).....................      46,743
   1,704    UCBH Holdings, Inc. (G)...........................      30,606
   1,352    Unum Group (G)....................................      33,633
     516    Webster Financial Corp. (G).......................      22,932
                                                                ----------
                                                                   439,498
                                                                ----------
            HEALTH CARE -- 11.5%
     660    Amylin Pharmaceuticals, Inc. (D)(G)...............      27,278
     872    Barr Pharmaceuticals, Inc. (D)(G).................      42,151
     386    Cephalon, Inc. (D)(G).............................      30,739
     702    Charles River Laboratories International, Inc.
              (D)(G)..........................................      33,223
     614    Dade Behring Holdings, Inc. ......................      30,144
     448    Eisai Co., Ltd. (A)...............................      21,278
     728    Elan Corp. plc ADR (D)............................      10,109
     977    Manor Care, Inc. (G)..............................      63,390
     459    Respironics, Inc. (D).............................      18,697
   1,179    Shionogi & Co., Ltd. (A)..........................      22,976
     624    St. Jude Medical, Inc. (D)(G).....................      26,714
     505    Universal Health Services, Inc. Class B (G).......      30,669
     484    Vertex Pharmaceuticals, Inc. (D)(G)...............      14,875
                                                                ----------
                                                                   372,243
                                                                ----------
            SERVICES -- 19.2%
     534    Alliance Data Systems Corp. (D)(G)................      34,001
   1,949    Allied Waste Industries, Inc. (D)(G)..............      26,051
     465    Apollo Group, Inc. Class A (D)....................      22,009
     724    Autodesk, Inc. (D)(G).............................      29,867
   1,575    BISYS Group, Inc. (D)(G)..........................      18,224
     397    C.H. Robinson Worldwide, Inc. (G).................      21,240
   1,060    Cablevision Systems Corp. (D).....................      34,730
   1,897    Cadence Design Systems, Inc. (D)(G)...............      42,102
     344    Cognizant Technology Solutions Corp. (D)..........      30,745
   1,420    Equifax, Inc. (D)(G)..............................      56,512
     377    Fluor Corp. (G)...................................      36,039
     481    Focus Media Holding Ltd. ADR (D)(G)...............      17,782
     279    ITT Educational Services, Inc. (D)................      27,141
     576    Manpower, Inc. ...................................      46,184
   1,273    MoneyGram International, Inc. (G).................      36,200
     631    Monster Worldwide, Inc. (D)(G)....................      26,538
   1,715    Republic Services, Inc. ..........................      47,890
     916    Robert Half International, Inc. (G)...............      30,503

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD MIDCAP FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            SERVICES -- (CONTINUED)
     129    Strayer Education, Inc. ..........................  $   16,090
     402    Weight Watchers International, Inc. ..............      19,292
                                                                ----------
                                                                   619,140
                                                                ----------
            TECHNOLOGY -- 12.2%
   2,180    Activision, Inc. (D)(G)...........................      43,590
   2,331    Altera Corp. (D)(G)...............................      52,545
     317    American Reprographics Co. LLC (D)(G).............      10,531
   1,151    American Tower Corp. Class A (D)(G)...............      43,750
     676    Beckman Coulter, Inc. (G).........................      42,441
     683    Linear Technology Corp. (G).......................      25,558
     470    MEMC Electronic Materials, Inc. (D)...............      25,788
   1,511    Network Appliance, Inc. (D).......................      56,217
     230    NII Holdings, Inc. Class B (D)(G).................      17,622
     469    Rockwell Collins, Inc. ...........................      30,806
     461    Roper Industries, Inc. (G)........................      25,860
   2,670    Sonus Networks, Inc. (D)(G).......................      20,638
                                                                ----------
                                                                   395,346
                                                                ----------
            TRANSPORTATION -- 2.5%
     279    Expeditors International of Washington, Inc.
              (G).............................................      11,671
   1,321    J.B. Hunt Transport Services, Inc. (G)............      35,757
     705    Landstar System, Inc. (G).........................      34,049
                                                                ----------
                                                                    81,477
                                                                ----------
            UTILITIES -- 4.2%
   1,543    Northeast Utilities (G)...........................      49,631
     678    NRG Energy, Inc. (D)(G)...........................      53,495
     610    PNM Resources, Inc. (G)...........................      19,846
     339    Suntech Power Holdings Co., Ltd. ADR (D)(G).......      12,292
                                                                ----------
                                                                   135,264
                                                                ----------
            Total common stock
              (cost $2,600,663)...............................  $3,240,249
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 18.2%
            REPURCHASE AGREEMENTS -- 0.3%
$  3,127    Banc of America TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................  $    3,127
   1,158    BNP Paribas Securities Corp. TriParty Joint
              Repurchase Agreement,
              5.23%, 05/01/2007...............................       1,158
      36    Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.10%, 05/01/2007...............................          36

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            REPURCHASE AGREEMENTS -- 0.3% -- (CONTINUED)
$  1,552    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................  $    1,552
   3,544    UBS Securities, Inc. TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................       3,544
                                                                ----------
                                                                     9,417
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 17.9%
            CASH COLLATERAL REINVESTMENT FUND:
 578,128    Mellon GSL DBTII Collateral Fund..................     578,097
                                                                ----------
            Total short-term investments
              (cost $587,514).................................  $  587,514
                                                                ----------
            Total investments in securities
              (cost $3,188,177) (C)...........................  $3,827,763
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.21% of total net assets at April 30, 2007.

  (A) The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2007, was $113,959, which represents 3.52% of total net assets.

  (C) At April 30, 2007, the cost of securities for federal income tax purposes was $3,189,968 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $654,788
      Unrealized depreciation........................   (16,992)
                                                       --------
      Net unrealized appreciation....................  $637,796
                                                       ========

  (D) Currently non-income producing.

  (G) Security is partially on loan at April 30, 2007.

  (W) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

     FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2007

                                           MARKET   CONTRACT    DELIVERY     UNREALIZED
      DESCRIPTION            TRANSACTION   VALUE     AMOUNT       DATE      APPRECIATION
      -----------            -----------   ------   --------   ----------   ------------
      Hong Kong Dollars          Buy       $1,767    $1,768    05/02/2007       $(1)
      Hong Kong Dollars          Buy       2,478      2,478    05/03/2007        --
      Japanese Yen              Sell       1,827      1,840    05/01/2007        13
      Japanese Yen              Sell       2,996      2,998    05/02/2007         2
      Japanese Yen              Sell       4,622      4,637    05/07/2007        15
                                                                                ---
                                                                                $29
                                                                                ===

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD MIDCAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
  COMMON STOCK -- 98.9%
            BASIC MATERIALS -- 7.7%
     1      Airgas, Inc. .....................................   $    63
     1      Ball Corp. .......................................        54
     2      Cabot Corp. ......................................        98
    --      Carpenter Technology Corp. .......................        52
     4      Celanese Corp. ...................................       118
     2      Church & Dwight Co., Inc. ........................        76
     7      Domtar Corp. (D)..................................        66
     4      Goodyear Tire & Rubber Co. (D)....................       116
     2      International Flavors & Fragrances, Inc. .........        80
     1      PPG Industries, Inc. .............................        99
     1      Precision Castparts Corp. ........................        54
     2      Rohm & Haas Co. ..................................        81
     2      Sealed Air Corp. .................................        76
     1      Southern Copper Corp. ............................        66
     5      Timken Co. .......................................       163
     3      USG Corp. (D).....................................       136
     4      Valhi, Inc. ......................................        60
                                                                 -------
                                                                   1,458
                                                                 -------
            CAPITAL GOODS -- 4.2%
     1      Cummins, Inc. ....................................        76
     2      International Game Technology.....................        70
     2      Joy Global, Inc. .................................        79
     2      Manitowoc Co., Inc. ..............................       113
     1      National Oilwell Varco, Inc. (D)..................        66
     2      Novellus Systems, Inc. (D)........................        74
     2      Pall Corp. .......................................        69
     1      Rockwell Automation, Inc. ........................        66
     7      Teradyne, Inc. (D)................................       115
     1      Terex Corp. (D)...................................        73
                                                                 -------
                                                                     801
                                                                 -------
            CONSUMER CYCLICAL -- 16.5%
     4      American Eagle Outfitters, Inc. ..................       114
     1      AutoZone, Inc. (D)................................        97
     2      Avnet, Inc. (D)...................................        95
     7      CarMax, Inc. (D)..................................       166
     3      Coach, Inc. (D)...................................       150
     2      D.R. Horton, Inc. ................................        47
     2      Dick's Sporting Goods, Inc. (D)...................       104
     5      Dollar Tree Stores, Inc. (D)......................       191
     3      Family Dollar Stores, Inc. .......................       102
     8      GameStop Corp. Class A (D)........................       259
     2      J. C. Penney Co., Inc. ...........................       122
     2      Kroger Co. .......................................        49
     1      MDC Holdings, Inc. ...............................        73
     4      Nalco Holding Co. ................................        94
     5      Newell Rubbermaid, Inc. ..........................       159
     4      Nordstrom, Inc. ..................................       242
    --      NVR, Inc. (D).....................................       132
     1      PACCAR, Inc. .....................................        99
     3      PetSmart, Inc. ...................................        93
     1      Polo Ralph Lauren Corp. ..........................        91
     6      RadioShack Corp. .................................       182
     4      Ross Stores, Inc. ................................       126

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            CONSUMER CYCLICAL -- (CONTINUED)
     3      Scotts Miracle-Gro Co. Class A....................   $   121
     2      Sherwin-Williams Co. .............................        98
     2      TJX Cos., Inc. ...................................        68
     1      Yum! Brands, Inc. ................................        69
                                                                 -------
                                                                   3,143
                                                                 -------
            CONSUMER STAPLES -- 3.4%
     2      Avon Products, Inc. ..............................        76
     2      Campbell Soup Co. ................................        74
     3      H.J. Heinz Co. ...................................       145
     2      McCormick & Co., Inc. ............................        62
     6      Sally Beauty Co., Inc. (D)........................        61
     3      UST, Inc. ........................................       171
     1      William Wrigley, Jr. Co. .........................        55
                                                                 -------
                                                                     644
                                                                 -------
            ENERGY -- 7.0%
     1      ENSCO International, Inc. ........................        80
     2      Frontier Oil Corp. ...............................        69
     2      Global Industries (D).............................        49
     2      Helix Energy Solutions Group, Inc. (D)............        78
     3      Helmerich & Payne, Inc. ..........................        92
     6      Patterson-UTI Energy, Inc. .......................       137
     2      Plains Exploration & Production Co. (D)...........       101
     4      Pride International, Inc. (D).....................       139
     3      Rowan Companies, Inc. ............................        97
     2      St. Mary Land & Exploration Co. ..................        57
     1      Sunoco, Inc. .....................................        91
     3      Unit Corp. (D)....................................       152
     3      W&T Offshore, Inc. ...............................        91
     3      Williams Cos., Inc. ..............................        94
                                                                 -------
                                                                   1,327
                                                                 -------
            FINANCE -- 14.9%
    --      Affiliated Managers Group, Inc. (D)...............        58
     4      CB Richard Ellis Group, Inc. Class A (D)..........       122
     1      Developers Diversified Realty Corp. ..............        48
     4      Eaton Vance Corp. ................................       138
     1      Federal Realty Investment Trust...................       105
     2      Federated Investors, Inc. ........................        60
     5      First Marblehead Corp. ...........................       179
     5      Humana, Inc. (D)..................................       297
     1      Jones Lang LaSalle, Inc. .........................        99
     1      Macerich Co. .....................................       131
    --      Markel Corp. (D)..................................        94
     1      Mastercard, Inc. .................................        97
     2      Nuveen Investments, Inc. Class A..................       115
     1      Nymex Holdings, Inc. (D)..........................        73
     1      NYSE Euronext (D).................................        69
     3      Philadelphia Consolidated Holding Corp. (D).......       111
     1      Public Storage, Inc. .............................        77
     1      SL Green Realty Corp. ............................       124
     2      T. Rowe Price Group, Inc. ........................        91
     3      Taubman Centers, Inc. ............................       163
     3      Ventas, Inc. .....................................       145

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD MIDCAP GROWTH FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            FINANCE -- (CONTINUED)
     2      Weingarten Realty Investments.....................   $   108
     4      Wellcare Health Plans, Inc. (D)...................       340
                                                                 -------
                                                                   2,844
                                                                 -------
            HEALTH CARE -- 8.1%
     2      Amerisource Bergen Corp. .........................       106
     3      Barr Pharmaceuticals, Inc. (D)....................       130
     3      Coventry Health Care, Inc. (D)....................       175
     1      Edwards Lifesciences Corp. (D)....................        58
     8      Endo Pharmaceuticals Holdings, Inc. (D)...........       232
     3      Forest Laboratories, Inc. (D).....................       166
     1      Hospira, Inc. (D).................................        52
     6      ImClone Systems, Inc. (D).........................       253
     4      Inverness Medical Innovation (D)..................       160
     1      Kinetic Concepts, Inc. (D)........................        53
     1      Laboratory Corp. of America Holdings (D)..........        88
     3      Mylan Laboratories, Inc. .........................        75
                                                                 -------
                                                                   1,548
                                                                 -------
            SERVICES -- 13.1%
     3      Autodesk, Inc. (D)................................       126
    14      Avaya, Inc. (D)...................................       182
     2      Clear Channel Outdoor Holdings, Inc. (D)..........        59
     1      Cognizant Technology Solutions Corp. (D)..........        79
     2      Convergys Corp. (D)...............................        55
     1      Corrections Corp. of America (D)..................        78
     2      DreamWorks Animation SKG, Inc. (D)................        54
     1      DST Systems, Inc. (D).............................       101
     2      EchoStar Communications Corp. Class A (D).........        86
     6      Electronic Data Systems Corp. ....................       172
     3      Expedia, Inc. (D).................................        68
     1      Express Scripts, Inc. (D).........................        63
     2      Factset Research Systems, Inc. ...................       119
     2      Harsco Corp. .....................................        84
     2      Hilton Hotels Corp. ..............................        68
    12      iGate Corp. (D)...................................        85
     4      Interpublic Group of Co., Inc. (D)................        51
     1      ITT Educational Services, Inc. (D)................        56
     1      Lamar Advertising Co. ............................        57
     2      Liberty Global, Inc. (D)..........................        65
     3      Liberty Media -- Interactive A (D)................        78
     1      MGM Mirage, Inc. (D)..............................        99
     2      Paychex, Inc. ....................................        58
     2      Pediatrix Medical Group, Inc. (D).................       111
     2      SEI Investments Co. ..............................       138
     1      Stericycle, Inc. (D)..............................        94
     5      URS Corp. (D).....................................       209
                                                                 -------
                                                                   2,495
                                                                 -------
            TECHNOLOGY -- 20.5%
     7      Altera Corp. (D)..................................       156
     3      American Tower Corp. Class A (D)..................       109

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            TECHNOLOGY -- (CONTINUED)
     2      AMETEK, Inc. .....................................   $    63
     3      Amphenol Corp. Class A............................        97
     4      Applera Corp. -- Applied Biosystems Group.........       137
     6      AVX Corp. ........................................       100
     9      BEA Systems, Inc. (D).............................       100
     6      BMC Software, Inc. (D)............................       193
     6      CA, Inc. .........................................       155
     2      Dentsply International, Inc. .....................        50
     4      Dolby Laboratories, Inc. Class A (D)..............       145
     2      IAC/Interactive Corp. (D).........................        68
     3      Intuit, Inc. (D)..................................        85
     3      Juniper Networks, Inc. (D)........................        63
     1      L-3 Communications Holdings, Inc. ................        70
     3      Lexmark International, Inc. ADR (D)...............       173
     4      McAfee, Inc. (D)..................................       117
     4      MEMC Electronic Materials, Inc. (D)...............       244
     1      Mettler-Toledo International, Inc. (D)............       113
     2      Microchip Technology, Inc. .......................        65
     5      National Semiconductor Corp. .....................       120
     2      NCR Corp. (D).....................................        98
     2      Network Appliance, Inc. (D).......................        82
     4      Rambus, Inc. (D)..................................        70
     1      Rockwell Collins, Inc. ...........................        89
     2      SBA Communications Corp. (D)......................        60
     4      Telephone and Data Systems, Inc. .................       245
     4      Total System Services, Inc. ......................       121
     4      Trimble Navigation Ltd. (D).......................       100
     2      U.S. Cellular Corp. (D)...........................       154
     2      VeriSign, Inc. (D)................................        64
     3      Waters Corp. (D)..................................       170
     2      WebMD Health Corp. (D)............................        96
     4      Xilinx, Inc. .....................................       121
                                                                 -------
                                                                   3,893
                                                                 -------
            TRANSPORTATION -- 1.4%
     3      AMR Corp. (D).....................................        83
     3      Continental Airlines, Inc. (D)....................        94
     2      Harley-Davidson, Inc. ............................        98
                                                                 -------
                                                                     275
                                                                 -------
            UTILITIES -- 2.1%
     1      Constellation Energy Group, Inc. .................        75
     6      El Paso Corp. ....................................        82
     3      NRG Energy, Inc. (D)..............................       242
                                                                 -------
                                                                     399
                                                                 -------
            Total common stock
              (cost $18,443)..................................   $18,827
                                                                 -------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT
---------
  SHORT-TERM INVESTMENTS -- 0.7%
            REPURCHASE AGREEMENTS -- 0.7%
   $37      BNP Paribas Securities Corp. Repurchase Agreement,
              5.10%, 05/01/2007...............................   $    37
    43      RBS Greenwich Repurchase Agreement,
              5.10%, 05/01/2007...............................        43
    44      UBS Securities, Inc. Repurchase Agreement,
              5.10%, 05/01/2007...............................        44
                                                                 -------
                                                                     124
                                                                 -------
            Total short-term investments
              (cost $124).....................................   $   124
                                                                 -------
            Total investments in securities
              (cost $18,567) (C)..............................   $18,951
                                                                 =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $18,600 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation...........................  $ 651
      Unrealized depreciation...........................   (300)
                                                          -----
      Net unrealized appreciation.......................  $ 351
                                                          =====

  (D)Currently non-income producing.

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD MIDCAP VALUE FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 98.6%
            BASIC MATERIALS -- 12.0%
      84    Arch Coal, Inc. ..................................  $  3,015
     100    Carlisle Cos., Inc. ..............................     4,135
     211    Celanese Corp. ...................................     6,992
      26    Century Aluminum Co. (D)..........................     1,211
     481    Chemtura Corp. ...................................     5,303
      69    Cleveland-Cliffs, Inc. ...........................     4,781
     133    Cytec Industries, Inc. ...........................     7,280
      69    FMC Corp. ........................................     5,277
     158    Mueller Water Products, Inc. Class B (G)..........     2,268
     246    Owens-Illinois, Inc. (D)..........................     7,405
      98    Shaw Group, Inc. (D)..............................     3,162
     193    UAP Holding Corp. (G).............................     5,346
                                                                --------
                                                                  56,175
                                                                --------
            CAPITAL GOODS -- 12.7%
     108    AGCO Corp. (D)(G).................................     4,515
      72    Alliant Techsystems, Inc. (D)(G)..................     6,743
     110    American Standard Cos., Inc. .....................     6,068
      26    Black & Decker Corp. .............................     2,322
     238    Goodrich Corp. ...................................    13,539
      97    Kennametal, Inc. .................................     6,823
     121    Toro Co. .........................................     6,060
     196    Varian Semiconductor Equipment Associates, Inc.
              (D)(G)..........................................    12,977
                                                                --------
                                                                  59,047
                                                                --------
            CONSUMER CYCLICAL -- 8.8%
      76    American Axle & Manufacturing Holdings, Inc.
              (G).............................................     2,116
      62    BorgWarner, Inc. (G)..............................     4,823
     263    Circuit City Stores, Inc. (G).....................     4,581
     165    Copart, Inc. (D)..................................     4,770
     302    Foot Locker, Inc. ................................     7,187
      30    MDC Holdings, Inc. ...............................     1,548
      36    Newell Rubbermaid, Inc. ..........................     1,101
     163    Ruby Tuesday, Inc. ...............................     4,349
      46    TRW Automotive Holdings Corp. (D)(G)..............     1,697
     103    United Stationers, Inc. (D).......................     6,137
      96    Walter Industries (G).............................     2,844
                                                                --------
                                                                  41,153
                                                                --------
            CONSUMER STAPLES -- 4.2%
     118    Bunge Ltd. Finance Corp. .........................     8,917
   5,034    Marine Harvest (D)(A).............................     5,376
      70    Smithfield Foods, Inc. (D)(G).....................     2,125
     159    Tyson Foods, Inc. Class A.........................     3,326
                                                                --------
                                                                  19,744
                                                                --------
            ENERGY -- 4.0%
     168    Brasil EcoDiesel Industria ADR (D)................       769
     314    Brasil EcoDiesel Industria (D) (I)................     1,438
     157    Newfield Exploration Co. (D)......................     6,851
      94    Noble Energy, Inc. ...............................     5,540
     145    UGI Corp. ........................................     4,101
                                                                --------
                                                                  18,699
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- 17.3%
      45    Affiliated Managers Group, Inc. (D)(G)............  $  5,282
      92    AMBAC Financial Group, Inc. ......................     8,409
     122    CIT Group, Inc. ..................................     7,283
      26    City National Corp. ..............................     1,882
     123    Commerce Bancorp, Inc. (G)........................     4,116
     258    E*Trade Financial Corp. (D).......................     5,703
      59    Everest Re Group Ltd. ............................     5,968
     249    Genesis Lease Ltd. ...............................     6,718
     212    Huntington Bancshares, Inc. (G)...................     4,700
     265    KKR Financial Corp. (G)...........................     7,067
     145    Platinum Underwriters Holdings Ltd. ..............     4,952
     112    Reinsurance Group of America, Inc. (G)............     6,971
      31    UnionBanCal Corp. ................................     1,894
     210    Unum Group........................................     5,235
      97    Webster Financial Corp. ..........................     4,289
                                                                --------
                                                                  80,469
                                                                --------
            HEALTH CARE -- 7.4%
     182    Barr Pharmaceuticals, Inc. (D)....................     8,797
     118    Cooper Co., Inc. (G)..............................     6,030
     225    Endo Pharmaceuticals Holdings, Inc. (D)...........     6,949
     536    Impax Laboratories, Inc. (D)......................     5,414
     227    Theravance, Inc. (D)..............................     7,530
                                                                --------
                                                                  34,720
                                                                --------
            SERVICES -- 11.8%
     189    Avis Budget Group, Inc. ..........................     5,322
     497    BearingPoint, Inc. (D)(G).........................     3,647
      47    Cablevision Systems Corp. (D).....................     1,531
     114    CACI International, Inc. Class A (D)..............     5,195
     194    Entercom Communications Corp. ....................     5,368
     195    IMS Health, Inc. .................................     5,719
     193    R.H. Donnelley Corp. (D)(G).......................    15,101
     167    R.R. Donnelley & Sons Co. ........................     6,729
     256    Unisys Corp. (D)..................................     2,009
     107    URS Corp. (D).....................................     4,654
                                                                --------
                                                                  55,275
                                                                --------
            TECHNOLOGY -- 13.2%
     283    Arrow Electronics, Inc. (D).......................    11,164
     497    Cinram International Income Fund..................    11,166
      85    Embarq Corp. .....................................     5,103
     322    Fairchild Semiconductor International, Inc. (D)...     5,674
     543    Flextronics International Ltd. (D)................     6,050
      64    NCR Corp. (D).....................................     3,216
     118    Powerwave Technologies, Inc. (D)(G)...............       738
     255    QLogic Corp. (D)..................................     4,565
     182    Solar Cayman Ltd. (A)(D)(H).......................     2,733
     156    Syniverse Holdings, Inc. (D)......................     1,610
     139    Tektronix, Inc. ..................................     4,088
     208    Virgin Media, Inc. ...............................     5,248
                                                                --------
                                                                  61,355
                                                                --------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            TRANSPORTATION -- 1.9%
      85    Trinity Industries, Inc. (G)......................  $  3,942
     147    UAL Corp. (D)(G)..................................     4,910
                                                                --------
                                                                   8,852
                                                                --------
            UTILITIES -- 5.3%
     193    Northeast Utilities (G)...........................     6,196
     241    PPL Corp. ........................................    10,505
      43    SBM Offshore N.V. (A).............................     1,542
     129    Wisconsin Energy Corp. (G)........................     6,288
                                                                --------
                                                                  24,533
                                                                --------
            Total common stock
              (cost $359,211).................................  $460,020
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 15.7%
            REPURCHASE AGREEMENTS -- 1.0%
 $ 1,616    Banc of America TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................  $  1,616
     598    BNP Paribas Security Corp. TriParty Joint
              Repurchase Agreement,
              5.24%, 05/01/2007...............................       598
      19    Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................        19
     802    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................       802
   1,831    UBS Securities, Inc. TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................     1,831
                                                                --------
                                                                   4,866
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 14.7%
            CASH COLLATERAL REINVESTMENT FUND:
  68,417    Mellon GSL DBTII Collateral Fund..................    68,413
                                                                --------
            Total short-term investments
              (cost $73,279)..................................  $ 73,279
                                                                --------
            Total investments in securities
              (cost $432,490) (C).............................  $533,299
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.79% of total net assets at April 30, 2007.

  (A) The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2007, was $9,651, which represents 2.01% of total net assets.

  (C) At April 30, 2007, the cost of securities for federal income tax purposes was $432,739 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $106,053
      Unrealized depreciation........................    (5,493)
                                                       --------
      Net unrealized appreciation....................  $100,560
                                                       ========

  (D) Currently non-income producing.

  (G) Security is partially on loan at April 30, 2007.

  (H) The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED   SHARES/PAR       SECURITY       COST BASIS
      --------   ----------       --------       ----------
      03/2007       182       Solar Cayman Ltd.    $2,733

   The aggregate value of these securities at April 30, 2007 was $2,733, which represents 0.59% of total net assets.

  (I) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2007, was $1,438, which represents 0.31% of total net assets.

  (W) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD MONEY MARKET FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                                MATURITY     MARKET
 AMOUNT                                                         YIELD      DATE      VALUE (W)
---------                                                       -----   ----------   ---------
            CONSUMER STAPLES -- 1.1%
 $3,100     ALCOA, Inc........................................  5.32%   07/11/2007   $  3,068
            FINANCE -- 98.8%
  3,200     American Express Credit Corp......................  5.26%   06/15/2007      3,179
  3,500     American Express Credit Corp. (L).................  5.32%   06/12/2007      3,500
  3,500     American General Finance Corp. (L)................  5.41%   06/08/2007      3,500
  3,600     American Honda Finance Corp.......................  5.24%   05/10/2007      3,595
  3,500     American Honda Finance Corp. (I)(L)...............  5.33%   08/08/2007      3,500
  4,600     Amsterdam Funding Corp............................  5.25%   05/04/2007      4,598
  4,750     Amsterdam Funding Corp............................  5.28%   06/07/2007      4,724
  3,500     Bank of America Corp..............................  5.28%   07/20/2007      3,459
  3,300     Bank of America Corp. (L).........................  5.32%   05/15/2007      3,337
  3,500     Bank of America Corp. (L).........................  5.36%   11/08/2007      3,500
  4,250     Barton Capital Corp...............................  5.24%   05/11/2007      4,244
  5,150     Barton Capital Corp...............................  5.27%   05/21/2007      5,135
  1,395     Barton Capital Corp...............................  5.30%   05/01/2007      1,395
  3,000     Bear Stearns & Co., Inc. (L)......................  5.31%   05/13/2008      3,000
  2,900     Bear Stearns & Co., Inc. (L)......................  5.32%   06/29/2007      2,912
  3,000     Bradford & Bingley plc............................  5.26%   05/02/2007      3,000
  3,250     Bradford & Bingley plc............................  5.28%   05/22/2007      3,240
  3,100     Britannia Building Society........................  5.28%   05/31/2007      3,087
  4,700     Cafco LLC (I).....................................  5.25%   05/30/2007      4,680
  4,700     Cafco LLC.........................................  5.26%   05/07/2007      4,696
  6,000     Caterpillar Financial Services Corp. (L)..........  5.37%   07/27/2007      6,000
  3,000     Citibank NA (L)...................................  5.29%   06/14/2007      3,000
  3,550     Citibank NA.......................................  5.32%   05/16/2007      3,550
  3,500     Citigroup Funding, Inc............................  5.31%   08/27/2007      3,440
  3,100     Countrywide Financial Corp........................  5.32%   05/17/2007      3,093
  3,100     Countrywide Financial Corp........................  5.32%   05/29/2007      3,087
  3,000     Danske Bank (I)(L)................................  5.29%   05/19/2008      3,000
  3,000     General Electric Capital Corp.....................  5.24%   05/24/2007      2,990
  4,200     General Electric Capital Corp.....................  5.25%   05/29/2007      4,183
  2,600     General Electric Capital Corp. (L)................  5.28%   05/23/2008      2,600
  3,670     Goldman Sachs Group...............................  5.28%   07/26/2007      3,624
  3,500     Goldman Sachs Group...............................  5.29%   07/13/2007      3,463
  3,000     HBOS Treasury Services plc........................  5.25%   05/08/2007      2,997
  3,560     HBOS Treasury Services plc (I)(L).................  5.31%   05/08/2008      3,560
  3,200     HSBC Finance Corp.................................  5.25%   05/18/2007      3,192
  3,500     HSBC Finance Corp. (L)............................  5.33%   04/04/2008      3,500
  3,100     JP Morgan Chase & Co..............................  5.28%   06/19/2007      3,078
  3,300     JP Morgan Chase & Co..............................  5.28%   06/20/2007      3,276
  3,800     JP Morgan Chase & Co. (L).........................  5.29%   05/02/2008      3,800

PRINCIPAL                                                                MATURITY     MARKET
 AMOUNT                                                         YIELD      DATE      VALUE (W)
---------                                                       -----   ----------   ---------
            FINANCE -- (CONTINUED)
 $6,000     Lehman Brothers Holdings, Inc. (L)................  5.46%   05/31/2007   $  6,000
  3,000     Merrill Lynch & Co., Inc. (L).....................  5.30%   05/23/2008      3,000
  3,100     Merrill Lynch & Co., Inc. (L).....................  5.36%   05/29/2007      3,100
  3,300     Morgan Stanley (L)................................  5.31%   06/26/2007      3,302
  3,300     Morgan Stanley (L)................................  5.31%   08/30/2007      3,300
  3,200     Morgan Stanley (L)................................  5.38%   11/29/2007      3,200
  3,400     Nationwide Building Society (I)...................  5.26%   05/14/2007      3,394
  3,400     Nationwide Building Society (I)...................  5.26%   06/14/2007      3,379
  3,300     Nordea Bank Ab (I)(L).............................  5.31%   05/08/2008      3,300
  3,900     Nordea North America..............................  5.29%   07/06/2007      3,863
  3,300     Northern Rock plc.................................  5.25%   05/14/2007      3,294
  3,600     Northern Rock plc.................................  5.30%   07/11/2007      3,563
  5,000     Old Line Funding LLC (I)..........................  5.28%   05/21/2007      4,985
  4,400     Old Line Funding LLC..............................  5.29%   05/08/2007      4,395
  4,750     Sheffield Receivables.............................  5.27%   05/07/2007      4,746
  4,750     Sheffield Receivables.............................  5.28%   06/13/2007      4,720
  2,970     Skandinaviska Enskilda Bank NY (I)(L).............  5.28%   07/19/2007      2,975
  3,400     Skandinaviska Enskilda Bank NY (I)(L).............  5.32%   05/08/2008      3,400
  3,400     Svenska Handelsbanken Ab..........................  5.24%   05/02/2007      3,400
  3,200     Svenska Handelsbanken Ab (L)......................  5.24%   05/09/2007      3,200
  3,000     Svenska Handelsbanken Ab (I)(L)...................  5.29%   05/13/2008      3,000
  3,300     Swedbank..........................................  5.24%   05/03/2007      3,299
  3,250     Swedbank..........................................  5.24%   05/25/2007      3,239
  3,000     Toyota Motor Credit Corp..........................  5.27%   07/25/2007      2,963
  7,000     Toyota Motor Credit Corp. (L).....................  5.28%   09/24/2007      7,000
  4,737     Triple A-1 Funding................................  5.28%   05/09/2007      4,732
  2,729     Triple A-1 Funding................................  5.29%   05/08/2007      2,726
  3,000     UBS Finance LLC...................................  5.27%   08/06/2007      2,958
  3,800     UBS Finance LLC...................................  5.29%   07/23/2007      3,754
  3,250     UBS Finance LLC...................................  5.30%   08/30/2007      3,193
  3,600     Wachovia Bank NA (L)..............................  5.31%   09/28/2007      3,600
  3,320     Washington Mutual Bank (L)........................  5.34%   08/24/2007      3,322
  3,000     Wells Fargo & Co. (L).............................  5.28%   04/18/2008      3,000
  3,100     Westpac Banking Corp. (I).........................  5.24%   05/01/2007      3,100
  3,200     Westpac Banking Corp. (I).........................  5.28%   08/02/2007      3,157
  3,400     Westpac Banking Corp. (I)(L)......................  5.31%   05/16/2008      3,400
  4,700     Yorktown Capital..................................  5.28%   05/11/2007      4,693
  4,700     Yorktown Capital..................................  5.29%   05/15/2007      4,690
                                                                                     --------
                                                                                     $278,056
                                                                                     --------
            Total investments in securities
              (cost $281,124) (C).............................                       $281,124
                                                                                     ========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.04% of total net assets at April 30, 2007.

  (C) Also represents cost for tax purposes.

  (I) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2007, was $48,830, which represents 17.35% of total net assets.

  (L)Variable rate securities; the yield reported is the rate in effect at April 30, 2007.

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD RETIREMENT INCOME FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007(UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE (W)
------                                                       ---------
 AFFILIATED INVESTMENT COMPANIES -- 96.1%
EQUITY FUNDS -- 30.6%
   3     Hartford Capital Appreciation Fund, Class Y.......   $  120
   1     Hartford Global Leaders Fund, Class Y.............       25
   2     Hartford Growth Opportunities Fund, Class Y.......       64
   2     Hartford International Opportunities Fund, Class
           Y...............................................       29
   2     Hartford International Small Company Fund, Class
           Y...............................................       29
   2     Hartford Select Midcap Value Fund, Class Y........       26
   2     Hartford Small Company Fund, Class Y..............       38
  11     Hartford Value Fund, Class Y......................      149
                                                              ------
         Total equity funds
           (cost $452).....................................   $  480
                                                              ------
FIXED INCOME FUNDS -- 65.5%
  11     Hartford Floating Rate Fund, Class Y..............      112
  16     Hartford Income Fund, Class Y.....................      166
  18     Hartford Inflation Plus Fund, Class Y.............      188
  37     Hartford Short Duration Fund, Class Y.............      367
  18     Hartford Total Return Bond Fund, Class Y..........      192
                                                              ------
         Total fixed income funds
           (cost $1,018)...................................   $1,025
                                                              ------
         Total investments in affiliated investment
           companies
           (cost $1,470) (C)...............................   $1,505
                                                              ======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $1,471 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.............................  $34
      Unrealized depreciation.............................   --
                                                            ---
      Net unrealized appreciation.........................  $34
                                                            ===

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SELECT MIDCAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 99.7%
            BASIC MATERIALS -- 7.3%
      2     Airgas, Inc. .....................................   $    99
      2     Ball Corp. .......................................        79
      3     Cabot Corp. ......................................       142
      1     Carpenter Technology Corp. .......................        84
      5     Celanese Corp. ...................................       170
      2     Church & Dwight Co., Inc. ........................       109
      5     Goodyear Tire & Rubber Co. (D)(G).................       168
      3     International Flavors & Fragrances, Inc. .........       126
      2     PPG Industries, Inc. .............................       155
      1     Precision Castparts Corp. ........................        77
      2     Rohm & Haas Co. ..................................       115
      3     Sealed Air Corp. .................................       109
      1     Southern Copper Corp. (G).........................        95
      7     Timken Co. .......................................       236
      4     USG Corp. (D)(G)..................................       195
      5     Valhi, Inc. ......................................        87
                                                                 -------
                                                                   2,046
                                                                 -------
            CAPITAL GOODS -- 4.3%
      1     Cummins, Inc. ....................................       117
      3     International Game Technology.....................       111
      2     Joy Global, Inc. .................................       116
      3     Manitowoc Co., Inc. ..............................       178
      1     National Oilwell Varco, Inc. (D)..................        94
      3     Novellus Systems, Inc. (D)(G).....................       108
      2     Pall Corp. .......................................       101
      2     Rockwell Automation, Inc. ........................        95
      9     Teradyne, Inc. (D)................................       164
      1     Terex Corp. (D)...................................       106
                                                                 -------
                                                                   1,190
                                                                 -------
            CONSUMER CYCLICAL -- 16.8%
      6     American Eagle Outfitters, Inc. ..................       163
      1     AutoZone, Inc. (D)(G).............................       164
      3     Avnet, Inc. (D)(G)................................       139
     11     CarMax, Inc. (D)(G)...............................       262
      4     Coach, Inc. (D)...................................       218
      3     D.R. Horton, Inc. ................................        67
      3     Dick's Sporting Goods, Inc. (D)(G)................       151
      7     Dollar Tree Stores, Inc. (D)(G)...................       276
      5     Family Dollar Stores, Inc. .......................       164
     11     GameStop Corp. Class A (D)........................       358
      2     J. C. Penney Co., Inc. ...........................       198
      2     Kroger Co. .......................................        69
      2     MDC Holdings, Inc. ...............................       106
      6     Nalco Holding Co. ................................       148
      8     Newell Rubbermaid, Inc. ..........................       232
      7     Nordstrom, Inc. ..................................       384
     --     NVR, Inc. (D)(G)..................................       190
      2     PACCAR, Inc. .....................................       145
      4     PetSmart, Inc. ...................................       136
      1     Polo Ralph Lauren Corp. ..........................       137
      9     RadioShack Corp. .................................       261
      6     Ross Stores, Inc. ................................       183

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            CONSUMER CYCLICAL -- (CONTINUED)
      4     Scotts Miracle-Gro Co. Class A....................   $   184
      2     Sherwin-Williams Co. .............................       142
      4     TJX Cos., Inc. ...................................       110
      2     Yum! Brands, Inc. ................................       114
                                                                 -------
                                                                   4,701
                                                                 -------
            CONSUMER STAPLES -- 3.1%
      3     Avon Products, Inc. ..............................       111
      3     Campbell Soup Co. ................................       116
      5     H.J. Heinz Co. ...................................       234
      2     McCormick & Co., Inc. ............................        88
      4     UST, Inc. ........................................       246
      1     William Wrigley, Jr. Co. .........................        77
                                                                 -------
                                                                     872
                                                                 -------
            ENERGY -- 6.9%
      2     ENSCO International, Inc. ........................       117
      3     Frontier Oil Corp. ...............................        99
      3     Global Industries (D)(G)..........................        71
      3     Helix Energy Solutions Group, Inc. (D)(G).........       127
      4     Helmerich & Payne, Inc. ..........................       133
      9     Patterson-UTI Energy, Inc. .......................       211
      3     Plains Exploration & Production Co. (D)...........       146
      6     Pride International, Inc. (D)(G)..................       200
      3     Rowan Companies, Inc. ............................       116
      2     St. Mary Land & Exploration Co. ..................        89
      2     Sunoco, Inc. .....................................       132
      3     Unit Corp. (D)....................................       198
      4     W&T Offshore, Inc. ...............................       133
      5     Williams Cos., Inc. ..............................       148
                                                                 -------
                                                                   1,920
                                                                 -------
            FINANCE -- 16.2%
      1     Affiliated Managers Group, Inc. (D)(G)............        84
      5     CB Richard Ellis Group, Inc. Class A (D)(G).......       178
      1     Developers Diversified Realty Corp. ..............        75
      5     Eaton Vance Corp. ................................       198
      2     Federal Realty Investment Trust...................       151
      2     Federated Investors, Inc. ........................        86
      8     First Marblehead Corp. ...........................       277
      7     Humana, Inc. (D)(G)...............................       429
      2     IntercontinentalExchange, Inc. (D)................       316
      1     Jones Lang LaSalle, Inc. .........................       143
      2     Macerich Co. .....................................       188
     --     Markel Corp. (D)(G)...............................       140
      1     Mastercard, Inc. .................................       140
      4     Nuveen Investments, Inc. Class A..................       187
      1     Nymex Holdings, Inc. (D)(G).......................        99
      1     NYSE Euronext (D)(G)..............................       112
      4     Philadelphia Consolidated Holding Corp. (D)(G)....       179
      1     Public Storage, Inc. .............................       111
      1     SL Green Realty Corp. ............................       194
      3     T. Rowe Price Group, Inc. ........................       150
      4     Taubman Centers, Inc. ............................       236
      5     Ventas, Inc. .....................................       210

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SELECT MIDCAP GROWTH FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            FINANCE -- (CONTINUED)
      3     Weingarten Realty Investments.....................   $   155
      6     Wellcare Health Plans, Inc. (D)(G)................       492
                                                                 -------
                                                                   4,530
                                                                 -------
            HEALTH CARE -- 7.3%
      3     Amerisource Bergen Corp. .........................       153
      4     Barr Pharmaceuticals, Inc. (D)(G).................       189
      5     Coventry Health Care, Inc. (D)(G).................       274
      2     Edwards Lifesciences Corp. (D)(G).................        83
     12     Endo Pharmaceuticals Holdings, Inc. (D)(G)........       366
      5     Forest Laboratories, Inc. (D)(G)..................       243
      2     Hospira, Inc. (D).................................        75
      8     ImClone Systems, Inc. (D)(G)......................       331
      2     Kinetic Concepts, Inc. (D)(G).....................        78
      2     Laboratory Corp. of America Holdings (D)(G).......       136
      5     Mylan Laboratories, Inc. .........................       109
                                                                 -------
                                                                   2,037
                                                                 -------
            SERVICES -- 12.9%
      4     Autodesk, Inc. (D)(G).............................       183
     23     Avaya, Inc. (D)...................................       294
      3     Clear Channel Outdoor Holdings, Inc. (D)(G).......        91
      1     Cognizant Technology Solutions Corp. (D)(G).......       114
      3     Convergys Corp. (D)...............................        83
      2     Corrections Corp. of America (D)(G)...............       118
      3     DreamWorks Animation SKG, Inc. (D)(G).............        86
      2     DST Systems, Inc. (D)(G)..........................       144
      3     EchoStar Communications Corp. Class A (D).........       125
      9     Electronic Data Systems Corp. ....................       249
      4     Expedia, Inc. (D)(G)..............................        99
      1     Express Scripts, Inc. (D).........................        90
      3     Factset Research Systems, Inc. ...................       172
      3     Harsco Corp. .....................................       132
      3     Hilton Hotels Corp. ..............................       105
      6     Interpublic Group of Co., Inc. (D)(G).............        72
      1     ITT Educational Services, Inc. (D)................        82
      1     Lamar Advertising Co. (G).........................        90
      3     Liberty Global, Inc. (D)(G).......................        94
      4     Liberty Media -- Interactive A (D)................       112
      2     MGM Mirage, Inc. (D)(G)...........................       143
      2     Paychex, Inc. ....................................        86
      3     Pediatrix Medical Group, Inc. (D)(G)..............       184
      4     SEI Investments Co. ..............................       223
      2     Stericycle, Inc. (D)(G)...........................       138
      7     URS Corp. (D).....................................       302
                                                                 -------
                                                                   3,611
                                                                 -------
            TECHNOLOGY -- 21.5%
     10     Acxiom Corp. .....................................       237
     10     Altera Corp. (D)(G)...............................       226

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            TECHNOLOGY -- (CONTINUED)
      5     American Tower Corp. Class A (D)..................   $   177
      3     AMETEK, Inc. .....................................        91
      3     Amphenol Corp. Class A............................       113
      7     Applera Corp. -- Applied Biosystems Group.........       219
      9     AVX Corp. ........................................       146
     10     BEA Systems, Inc. (D).............................       114
      8     BMC Software, Inc. (D)............................       264
      8     CA, Inc. .........................................       225
      6     Dolby Laboratories, Inc. Class A (D)..............       218
      3     IAC/Interactive Corp. (D)(G)......................        99
      4     Intuit, Inc. (D)..................................       124
      4     Juniper Networks, Inc. (D)........................        92
      1     L-3 Communications Holdings, Inc. ................       101
      4     Lexmark International, Inc. ADR (D)(G)............       234
      6     McAfee, Inc. (D)..................................       179
      6     MEMC Electronic Materials, Inc. (D)...............       352
      2     Mettler-Toledo International, Inc. (D)............       167
      2     Microchip Technology, Inc. .......................        95
      7     National Semiconductor Corp. .....................       173
      3     NCR Corp. (D).....................................       142
      3     Network Appliance, Inc. (D).......................       119
      5     Rambus, Inc. (D)(G)...............................       101
      2     Rockwell Collins, Inc. ...........................       129
      3     SBA Communications Corp. (D)(G)...................        90
      7     Telephone and Data Systems, Inc. .................       375
      3     Thermo Fisher Scientific, Inc. (D)................       176
      6     Total System Services, Inc. ......................       173
      5     Trimble Navigation Ltd. (D).......................       143
      3     U.S. Cellular Corp. (D)(G)........................       222
      3     VeriSign, Inc. (D)(G).............................        92
      4     Waters Corp. (D)(G)...............................       255
      3     WebMD Health Corp. (D)(G).........................       155
      7     Xilinx, Inc. .....................................       197
                                                                 -------
                                                                   6,015
                                                                 -------
            TRANSPORTATION -- 1.3%
      5     AMR Corp. (D).....................................       126
      3     Continental Airlines, Inc. (D)(G).................       127
      2     Harley-Davidson, Inc. ............................       103
                                                                 -------
                                                                     356
                                                                 -------
            UTILITIES -- 2.1%
      1     Constellation Energy Group, Inc. .................       108
      8     El Paso Corp. ....................................       120
      5     NRG Energy, Inc. (D)(G)...........................       363
                                                                 -------
                                                                     591
                                                                 -------
            Total common stock
              (cost $25,925)..................................   $27,869
                                                                 -------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
AMOUNT                                                          VALUE (W)
---------                                                       ---------
 SHORT-TERM INVESTMENTS -- 22.0%
            REPURCHASE AGREEMENTS -- 0.0%
 $    2     BNP Paribas Securities Corp. Repurchase Agreement,
              5.10%, 05/01/2007...............................   $     2
      3     RBS Greenwich Capital Markets Repurchase
              Agreement,
              5.10%, 05/01/2007...............................         3
      3     UBS Securities, Inc. Repurchase Agreement,
              5.10%, 05/01/2007...............................         3
                                                                 -------
                                                                       8
                                                                 -------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 22.0%
            CASH COLLATERAL REINVESTED FUND:
  6,115     Navigator Prime Portfolio.........................     6,115
                                                                 -------
PRINCIPAL
AMOUNT
---------
            U.S. TREASURY SECURITIES:
 $   --     U.S. Treasury Bond,
              2.00%, 01/15/2026...............................   $    --
     --     U.S. Treasury Notes,
              2.375%, 01/15/2017..............................        --
     --     U.S. Treasury Notes,
              3.50%, 01/15/2011...............................        --
     --     U.S. Treasury Notes,
              3.625%, 01/15/2008..............................        --
     21     U.S. Treasury Notes,
              5.00%, 07/31/2008...............................        21
                                                                 -------
                                                                   6,136
                                                                 -------
            Total short-term investments
              (cost $6,144)...................................   $ 6,144
                                                                 -------
            Total investments in securities
              (cost $32,069) (C)..............................   $34,013
                                                                 =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $32,256 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $2,302
      Unrealized depreciation..........................    (545)
                                                         ------
      Net unrealized appreciation......................  $1,757
                                                         ======

  (D)Currently non-income producing.

  (G)Security is partially on loan at April 30, 2007.

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SELECT MIDCAP VALUE FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                              MARKET
  SHARES                                     VALUE (W)
----------                                   ---------
  COMMON STOCK -- 99.6%
             BASIC MATERIALS -- 4.5%
  $    4     Albemarle Corp. ..............   $   166
      10     Ashland, Inc. ................       585
       4     Chemtura Corp. ...............        49
       4     Crane Co. ....................       176
       5     Jarden Corp. (D)(G)...........       190
       4     Lubrizol Corp. ...............       222
       8     Lyondell Chemical Co. ........       233
       4     OfficeMax, Inc. ..............       204
       4     Sonoco Products Co. ..........       166
       6     Steel Dynamics, Inc. .........       279
       3     United States Steel Corp. ....       259
       8     Westlake Chemical Corp. ......       228
                                              -------
                                                2,757
                                              -------
             CAPITAL GOODS -- 7.0%
       7     AGCO Corp. (D)................       271
       6     Cummins, Inc. ................       582
       5     Eaton Corp. ..................       419
       9     Hasbro, Inc. .................       291
       6     Lennox International, Inc. ...       189
       8     National Oilwell Varco, Inc.
               (D).........................       670
      11     Novellus Systems, Inc. (D)....       353
       4     Parker-Hannifin Corp. ........       359
      11     Steelcase, Inc. ..............       217
      19     Teradyne, Inc. (D)............       323
       6     Terex Corp. (D)...............       440
       9     Xerox Corp. (D)...............       157
                                              -------
                                                4,271
                                              -------
             CONSUMER CYCLICAL -- 7.3%
      10     Avnet, Inc. (D)(G)............       425
       7     Dillard's, Inc. ..............       235
      34     Ford Motor Co. (G)............       276
      23     Ingram Micro, Inc. (D)........       459
       8     KB Home.......................       340
       6     Lennar Corp. .................       263
      11     Mattel, Inc. .................       306
       3     Mohawk Industries, Inc.
               (D)(G)......................       284
       4     PACCAR, Inc. .................       328
       7     RadioShack Corp. .............       212
       8     Ryland Group, Inc. ...........       352
      12     Saks, Inc. ...................       247
       3     Sherwin-Williams Co. .........       204
       8     TRW Automotive Holdings Corp.
               (D).........................       304
       3     W.W. Grainger, Inc. ..........       207
                                              -------
                                                4,442
                                              -------
             CONSUMER STAPLES -- 7.3%
       3     Clorox Co. ...................       228
      19     Coca-Cola Enterprises,
               Inc. .......................       426
       6     Dean Foods Co. ...............       208
      17     Del Monte Foods Co. ..........       197
       5     H.J. Heinz Co. ...............       221
      14     J. M. Smucker Co. ............       784
      12     Loews Corp. -- Carolina
               Group.......................       930
       5     Molson Coors Brewing Co. .....       504

                                              MARKET
  SHARES                                     VALUE (W)
----------                                   ---------
             CONSUMER STAPLES -- (CONTINUED)
  $    8     Pepsi Bottling Group, Inc. ...   $   272
       9     Pepsiamericas, Inc. ..........       208
       8     UST, Inc. ....................       439
                                              -------
                                                4,417
                                              -------
             ENERGY -- 6.3%
       7     Chesapeake Energy Corp. ......       240
      10     Cimarex Energy Co. ...........       374
       3     Energen Corp. ................       157
       7     Noble Energy, Inc. ...........       423
       3     Oneok, Inc. ..................       160
       8     Pride International, Inc.
               (D)(G)......................       256
       8     Seacor Holdings, Inc.
               (D)(G)......................       763
       7     Sempra Energy.................       435
       8     Tesoro Corp. .................     1,024
                                              -------
                                                3,832
                                              -------
             FINANCE -- 37.9%
       5     AMBAC Financial Group,
               Inc. .......................       431
      12     American Financial Group,
               Inc. .......................       412
      52     AmeriCredit Corp. (D)(G)......     1,317
       5     Ameriprise Financial, Inc. ...       274
       4     AON Corp. ....................       171
       5     Assurant, Inc. ...............       276
       8     Bank of Hawaii Corp. .........       444
      20     Berkley (W.R.) Corp. .........       653
       5     Boston Properties, Inc. ......       565
       9     CapitalSource, Inc. ..........       235
       2     Cigna Corp. ..................       271
       8     CIT Group, Inc. ..............       456
       3     City National Corp. ..........       187
      12     CNA Financial Corp. (D)(G)....       579
      15     Comerica, Inc. ...............       941
       8     Commerce Bankshares, Inc. ....       383
      20     Conseco, Inc. (D)(G)..........       348
       5     Cullen/Frost Bankers, Inc. ...       276
      16     Equity Residential Properties
               Trust.......................       748
       4     Hanover Insurance Group,
               Inc. .......................       188
      13     HCC Insurance Holdings,
               Inc. .......................       405
      16     Health Care Properties........       552
       3     Hospitality Properties
               Trust.......................       146
      21     Host Hotels & Resorts,
               Inc. .......................       549
      25     Huntington Bancshares,
               Inc. .......................       548
       4     iStar Financial, Inc. ........       173
      22     Keycorp.......................       772
       4     Liberty Property Trust........       213
       9     Marshall & Ilsley Corp. ......       413
       9     MBIA, Inc. ...................       591
      11     MGIC Investment Corp. ........       647
       9     Nationwide Financial Services,
               Inc. Class A................       534
      27     Nelnet, Inc. .................       726
      13     Old Republic International
               Corp. ......................       266
       4     Plum Creek Timber Co.,
               Inc. .......................       151
      17     PMI Group, Inc. ..............       800
       3     ProLogis......................       172
      13     Protective Life Corp. ........       628

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                              MARKET
  SHARES                                     VALUE (W)
----------                                   ---------
COMMON STOCK -- (CONTINUED)
             FINANCE -- (CONTINUED)
  $   15     Radian Group, Inc. ...........   $   854
       3     Reinsurance Group of America,
               Inc. .......................       181
       6     SAFECO Corp. .................       404
       3     StanCorp Financial Group,
               Inc. .......................       138
       7     Synovus Financial Corp. ......       234
      14     Taubman Centers, Inc. ........       759
       8     TCF Financial Corp. ..........       206
       3     Torchmark Corp. ..............       178
       7     Transatlantic Holding,
               Inc. .......................       452
      11     UnionBanCal Corp. ............       686
      11     Ventas, Inc. .................       472
       7     Weingarten Realty
               Investments.................       330
      11     Whitney Holding Corp. ........       329
       5     Zions Ban Corp. ..............       446
                                              -------
                                               23,110
                                              -------
             HEALTH CARE -- 2.2%
  $    9     Amerisource Bergen Corp. .....       440
       5     Bausch & Lomb, Inc. ..........       300
       8     King Pharmaceuticals, Inc.
               (D)(G)......................       166
      17     Watson Pharmaceuticals, Inc.
               (D)(G)......................       455
                                              -------
                                                1,361
                                              -------
             SERVICES -- 5.0%
      22     Avaya, Inc. (D)...............       284
       4     Computer Sciences Corp. (D)...       203
       8     Convergys Corp. (D)...........       192
       4     Corrections Corp. of America
               (D)(G)......................       210
       3     Diebold, Inc. ................       138
      11     Electronic Data Systems
               Corp. ......................       310
       8     Liberty Global, Inc. (D)(G)...       276
       3     Liberty Media Holding (D).....       304
       5     R.H. Donnelley Corp. (D)......       394
      17     Service Corp. International...       210
      32     Unisys Corp. (D)..............       252
       6     URS Corp. (D).................       245
                                              -------
                                                3,018
                                              -------
             TECHNOLOGY -- 9.0%
      17     ADC Telecommunications, Inc.
               (D)(G)......................       307
       9     Applera Corp. -- Applied
               Biosystems Group............       272
       6     Arrow Electronics, Inc. (D)...       249
      41     Atmel Corp. (D)...............       217
      11     AVX Corp. ....................       185
      22     CA, Inc. .....................       586
       4     CenturyTel, Inc. .............       198
      28     Compuware Corp. (D)(G)........       271
       4     Dover Corp. ..................       192
       2     Energizer Holdings, Inc.
               (D).........................       155
       8     IAC/Interactive Corp.
               (D)(G)......................       305
       2     L-3 Communications Holdings,
               Inc. .......................       216
       8     Leap Wireless International,
               Inc. (D)....................       599
       9     Lexmark International, Inc.
               ADR (D)(G)..................       510

                                              MARKET
  SHARES                                     VALUE (W)
----------                                   ---------
             TECHNOLOGY -- (CONTINUED)
  $    5     NCR Corp. (D).................   $   237
       3     Teleflex, Inc. ...............       205
       7     Telephone and Data Systems,
               Inc. .......................       424
       3     Whirlpool Corp. ..............       345
                                              -------
                                                5,473
                                              -------
             TRANSPORTATION -- 1.5%
       5     CSX Corp. ....................       216
       9     Kansas City Southern (D)(G)...       331
       6     UAL Corp. (D)(G)..............       210
       4     YRC Worldwide, Inc. (D)(G)....       163
                                              -------
                                                  920
                                              -------
             UTILITIES -- 11.6%
       4     Alliant Energy Corp. .........       180
      12     American Electric Power Co.,
               Inc. .......................       588
      17     CenterPoint Energy, Inc. .....       324
      15     CMS Energy Corp. .............       278
       4     Consolidated Edison, Inc. ....       182
       7     Constellation Energy Group,
               Inc. .......................       597
       5     DTE Energy Co. ...............       233
       6     Edison International..........       304
       6     Entergy Corp. ................       626
      14     Mirant Corp. (D)(G)...........       633
       6     NiSource, Inc. ...............       157
      14     Northeast Utilities...........       454
       6     NRG Energy, Inc. (D)..........       434
       5     Pepco Holdings, Inc. .........       142
       7     PG&E Corp. ...................       334
       5     PPL Corp. ....................       231
       6     Progress Energy, Inc. ........       278
      21     Reliant Resources, Inc.
               (D)(G)......................       461
      17     Sierra Pacific Resources
               (D)(G)......................       305
      13     Xcel Energy, Inc. ............       320
                                              -------
                                                7,061
                                              -------
             Total common stock
               (cost $56,513)..............   $60,662
                                              -------
PRINCIPAL
 AMOUNT
----------
  SHORT-TERM INVESTMENTS -- 10.3%
             REPURCHASE AGREEMENTS -- 0.6%
  $  114     BNP Paribas Securities Corp.
               Repurchase Agreement,
               5.10%, 05/01/2007...........   $   114
     134     RBS Greenwich Capital Markets
               Repurchase Agreement,
               5.10%, 05/01/2007...........       134
     136     UBS Securities, Inc.
               Repurchase Agreement,
               5.10%, 05/01/2007...........       136
                                              -------
                                              $   384
                                              =======

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SELECT MIDCAP VALUE FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                             MARKET
 SHARES                                      VALUE (W)
----------                                   ---------
SHORT-TERM INVESTMENTS -- (CONTINUED)
             SECURITIES PURCHASED WITH PROCEEDS FROM
             SECURITY LENDING -- 9.7%
             CASH COLLATERAL REINVESTMENT FUND:
   5,918     Navigator Prime Portfolio.....     5,918
                                              -------
             Total short-term investments
               (cost $6,302)...............   $ 6,302
                                              -------
             Total investments in
               securities
               (cost $62,815) (C)..........   $66,964
                                              =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $62,990 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $4,727
      Unrealized depreciation..........................    (753)
                                                         ------
      Net unrealized appreciation......................  $3,974
                                                         ======

  (D)Currently non-income producing.

  (G)Security is partially on loan at April 30, 2007.

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SELECT SMALLCAP VALUE FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 91.8%
            BASIC MATERIALS -- 8.2%
      4     AptarGroup, Inc. .................................  $    271
     43     Balchem Corp. ....................................       797
      1     Barnes Group, Inc. ...............................        29
     13     Buckeye Technologies, Inc. (D)....................       167
      2     CIRCOR International, Inc. .......................        77
      4     Cleveland-Cliffs, Inc. ...........................       243
      1     Greif, Inc. ......................................        65
      3     H.B. Fuller Co. ..................................        80
      7     Hercules, Inc. (D)................................       125
      3     Innospec, Inc. ...................................       135
     30     Landec Corp. (D)..................................       376
     40     Matthews International Corp. Class A..............     1,678
     15     Neenah Paper, Inc. ...............................       577
      2     OM Group, Inc. (D)................................        88
      9     Playtex Products, Inc. (D)........................       137
      1     Quanex Corp. .....................................        60
      5     Rock Tenn Co. Class A.............................       203
      7     Rockwood Holdings, Inc. (D).......................       205
     23     RPM International, Inc. ..........................       489
      3     Sensient Technologies Corp. ......................        88
      3     Silgan Holdings, Inc. ............................       180
      5     Spartech Corp. ...................................       148
     50     Tempur-Pedic International, Inc. .................     1,306
      2     Terra Industries, Inc. (D)........................        41
      7     Tredegar Corp. ...................................       173
      6     Tupperware Brands Corp. ..........................       180
     11     USEC, Inc. (D)....................................       229
     12     Watts Water Technologies, Inc. ...................       466
                                                                --------
                                                                   8,613
                                                                --------
            CAPITAL GOODS -- 6.0%
      4     ACCO Brands Corp. (D).............................       105
      2     Asyst Technologies, Inc. (D)......................        11
      2     Axcelis Technologies, Inc. (D)....................        14
     --     Blyth, Inc. ......................................         9
      3     Brooks Automation, Inc. (D).......................        45
      1     Cascade Bancorp...................................        44
     49     Clarcor, Inc. ....................................     1,558
      3     Entegris, Inc. (D)................................        40
      4     Goodman Global, Inc. (D)..........................        67
      2     Gulf Island Fabrication...........................        48
     22     Hexcel Corp. (D)..................................       477
      1     Imation Corp. ....................................        21
     --     Jakks Pacific, Inc. (D)...........................         6
     32     K2, Inc. (D)......................................       483
     --     Kaman Corp. ......................................         7
      1     Leapfrog Enterprises, Inc. (D)....................         7
     25     Lincoln Electric Holdings, Inc. ..................     1,612
      4     MKS Instruments, Inc. (D).........................       103
      2     Modine Manufacturing Co. .........................        37
      1     Nacco Industries, Inc. Class A....................       191
      3     Nordson Corp. ....................................       158
      3     Oil States International, Inc. (D)................        85
     14     RC2 Corp. (D).....................................       566
      1     SauerDanfoss, Inc. ...............................        21

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            CAPITAL GOODS -- (CONTINUED)
      2     Steinway Musical Instruments......................  $     62
      2     Universal Compression Holdings, Inc. (D)..........       145
      2     Varian Semiconductor Equipment Associates, Inc.
              (D).............................................       153
      4     Woodward Governor Co. ............................       219
                                                                --------
                                                                   6,294
                                                                --------
            CONSUMER CYCLICAL -- 13.0%
      1     99 Cents Only Stores (D)..........................        14
     --     A.M. Castle & Co. ................................        12
      2     Adaptec, Inc. (D).................................         6
      9     AFC Enterprises, Inc. (D).........................       171
     17     Aftermarket Technology Corp. (D)..................       474
      8     Agilysys, Inc. ...................................       158
     18     Alliance One International, Inc. (D)..............       177
      6     ArvinMeritor, Inc. ...............................       125
      1     Big 5 Sporting Goods Corp. .......................        15
     10     Big Lots, Inc. (D)................................       325
     25     Blockbuster, Inc. Class A (D).....................       153
      7     Borders Group, Inc. ..............................       146
      6     BorgWarner, Inc. .................................       452
      1     Brown Shoe Co., Inc. .............................        22
      3     CBRL Group, Inc. .................................       129
      3     CEC Entertainment, Inc. (D).......................       142
      2     Cental Euro Distribution Corp. (D)................        65
      2     Charming Shoppes, Inc. (D)........................        20
     10     Chemed Corp. .....................................       503
     33     Cherokee, Inc. ...................................     1,492
      2     Chiquita Brands International, Inc. ..............        22
      2     Columbia Sportswear Co. ..........................       138
      3     Commercial Vehicles Group, Inc. (D)...............        55
     --     Compx International, Inc. ........................         8
      1     Core-Mark Holding Co., Inc. (D)...................        35
      7     CSK Auto Corp. (D)................................       119
     --     Domino's Pizza, Inc. .............................        13
      7     Dycom Industries, Inc. (D)........................       194
      1     EMCOR Group, Inc. (D).............................        75
     18     Fred's, Inc. .....................................       263
     14     Fresh Del Monte Produce, Inc. ....................       277
      3     FTD Group, Inc. ..................................        57
     --     Granite Construction, Inc. .......................        20
      1     Great Atlantic & Pacific Tea Co., Inc. (D)........        16
      1     Group 1 Automotive, Inc. .........................        22
     32     Huttig Building Products, Inc. (D)................       223
      1     i2 Technologies, Inc. (D).........................        31
     13     ICU Medical, Inc. (D).............................       543
      3     IKON Office Solutions, Inc. ......................        42
      7     Insight Enterprises, Inc. (D).....................       129
      1     Jack in the Box, Inc. (D).........................        53
      1     Jo-Ann Stores, Inc. (D)...........................        18
      2     Kellwood Co. .....................................        45
      1     Kimball International, Inc. ......................         9
      5     Lear Corp. (D)....................................       184
      1     Levitt Corp. .....................................        11
      3     Luby's, Inc. (D)..................................        26
      2     Maidenform Brands, Inc. (D).......................        47

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SELECT SMALLCAP VALUE FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            CONSUMER CYCLICAL -- (CONTINUED)
     53     McGrath RentCorp..................................  $  1,601
      1     Meritage Homes Corp. (D)..........................        25
      2     Nash Finch Co. ...................................        70
     --     Noble International Ltd. .........................         7
      2     O' Charley's, Inc. (D)............................        49
      2     Oxford Industries.................................        93
      1     Papa John's International, Inc. (D)...............        24
      7     Payless ShoeSource, Inc. (D)......................       233
     13     Performance Food Group Co. (D)....................       394
      3     Perini Corp. (D)..................................       136
      1     Phillips-Van Heusen Corp. ........................        33
     22     School Specialty, Inc. (D)........................       726
      1     Sealy Corp. ......................................        12
      1     Stanley Furniture Co., Inc. ......................        30
      3     Stride Rite Corp. ................................        44
      1     Syms Corp. (D)....................................         9
      2     Talbots, Inc. ....................................        38
      4     The Buckle, Inc. .................................       155
     13     United Stationers, Inc. (D).......................       782
      1     Village Super Market, Inc. .......................        35
      2     Visteon Corp. (D).................................        19
      7     Warnaco Group, Inc. (D)...........................       184
      1     Wolverine World Wide, Inc. .......................        26
     35     World Fuel Services Corp. ........................     1,594
                                                                --------
                                                                  13,595
                                                                --------
            CONSUMER STAPLES -- 2.3%
     20     Chattem, Inc. (D).................................     1,163
      4     Diamond Foods, Inc. ..............................        66
     --     Elizabeth Arden, Inc. (D).........................         5
      3     Hain Celestial Group, Inc. (D)....................        93
     13     J&J Snack Foods Corp. ............................       506
      4     Reddy Ice Holdings, Inc. .........................       105
     --     Seaboard Corp. ...................................       287
      4     TreeHouse Foods, Inc. (D).........................       128
     --     Universal Corp. ..................................        13
                                                                --------
                                                                   2,366
                                                                --------
            ENERGY -- 4.4%
      1     Bill Barrett Corp. (D)............................        24
      1     Bois d'Arc Energy, Inc. (D).......................        16
     --     Bronco Drilling Co., Inc. (D).....................         5
     --     Callon Petroleum Corp. (D)........................         5
     51     Crosstex Energy, Inc. ............................     1,536
      9     Exco Resources, Inc. (D)..........................       146
      1     Harvest Natural Resources, Inc. (D)...............        12
      1     Headwaters, Inc. (D)..............................        17
      2     Houston Exploration Co. (D).......................       100
      4     Laclede Group, Inc. ..............................       136
      9     New Jersey Resources Corp. .......................       456
      1     Newpark Resources, Inc. (D).......................         7
      2     Nicor, Inc. ......................................       104
      3     Northwest Natural Gas Co. ........................       178
     14     Oceaneering International, Inc. (D)...............       647
      1     Petrohawk Energy Corp. (D)........................         9

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            ENERGY -- (CONTINUED)
     15     Quicksilver Resources, Inc. (D)...................  $    628
      9     Rosetta Resources, Inc. (D).......................       202
     --     South Jersey Industries, Inc. ....................        11
      5     Southwest Gas Corp. ..............................       207
     --     Stone Energy Corp. (D)............................         4
      5     WGL Holdings, Inc. ...............................       156
                                                                --------
                                                                   4,606
                                                                --------
            FINANCE -- 24.1%
      4     Accredited Home Lenders (D).......................        48
      9     Affordable Reside (D).............................       104
      1     Alfa Corp. .......................................        10
      2     AMCORE Financial, Inc. ...........................        68
      1     American Equity Investment Life Holding Co. ......        11
      3     American Financial Realty Trust...................        30
      8     American Home Mortgage Investment Corp. ..........       194
      4     American Physicians Capital, Inc. (D).............       162
      2     Amerigroup Corp. (D)..............................        66
      4     Anchor Bancorp Wisconsin..........................       102
      9     Anthracite Capital, Inc. .........................       102
     --     Anworth Mortgage Asset Corp. .....................         2
      3     Apollo Investment Corp. ..........................        70
      5     Arbor Realty Trust................................       160
     88     Ares Capital Corp. ...............................     1,579
      1     Argonaut Group, Inc. (D)..........................        46
     14     Ashford Hospitality...............................       172
      3     Authorize.Net Holdings, Inc. (D)..................        58
      2     Avatar Holdings, Inc. (D).........................       173
      1     Baldwin & Lyons Class B...........................        27
      1     Bancfirst Corp. ..................................        52
      1     Bank of Granite Corp. ............................        11
     --     Berkshire Hills Bancorp, Inc. ....................        10
     21     Boston Private Financial Holdings, Inc. ..........       584
     15     Capital Lease Fund................................       166
     64     Cathay General Bancorp............................     2,108
      2     Cedar Shopping Court..............................        27
      7     Centennial Bank Holdings, Inc. (D)................        57
      5     Chemical Financial Corp. .........................       141
      4     Chittenden Corp. .................................       121
      7     Citizens Banking Corp. ...........................       136
     --     City Bank Lynnwood Wash...........................         9
      4     City Holding Co. .................................       164
      3     Clayton Holdings, Inc. (D)........................        44
     --     Cohen & Steers, Inc. .............................        10
     --     Columbia Banking Systems, Inc. ...................         6
      3     Community Banks, Inc. ............................        79
     --     CompuCredit Corp. (D).............................         4
     61     Corus Bankshares, Inc. ...........................     1,030
     48     CVB Financial Corp. ..............................       567
      2     Delphi Financial Group Class A....................        73
      1     Doral Financial Corp. (D).........................         1
      1     Downey Financial Corp. ...........................        67
     --     Education Realty Trust, Inc. .....................         3
     22     Entertainment Properties Trust....................     1,329
      1     Equity Inns, Inc. ................................        12
      5     Equity One, Inc. .................................       145

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            FINANCE -- (CONTINUED)
      1     Extra Space Storage, Inc. ........................  $     24
      4     FBL Financial Group Class A.......................       165
      7     Felcor Lodging Trust, Inc. .......................       183
     14     Fieldstone Investment Corp. ......................        53
     23     Financial Federal Corp. ..........................       602
      3     First Bancorp NC..................................        69
      5     First BanCorp Puerto Rico.........................        57
      3     First Charter Corp. ..............................        72
      9     First Commonwealth Financial Corp. ...............        96
     --     First Community Bancshares........................         7
     --     First Indiana Corp. ..............................         8
      6     First Merchants Corp. ............................       120
     --     First Midwest Bancorp, Inc. ......................        15
      1     First Niagara Financial Group, Inc. ..............        16
      1     First Place Financial.............................        20
      3     FirstFed Financial Corp. (D)......................       175
      5     FirstMerit Corp. .................................       111
      6     FNB Corp. ........................................        95
     --     FPIC Insurance Group, Inc. (D)....................        18
     27     Friedman Billings Ramsey Group, Inc. .............       151
      1     Frontier Financial Corp. .........................        20
      1     Gamco Investors, Inc. ............................        64
      3     Gladstone Capital Corp. ..........................        74
      1     Gramercy Capital Corp. ...........................        31
      5     Great Southern Bancorp, Inc. .....................       133
      1     Hanmi Financial Corp. ............................        10
     --     Harleysville Group, Inc. .........................        11
     13     Hersha Hospitality Trust..........................       156
      1     Highwoods Properties, Inc. .......................        43
      6     Horace Mann Educators Corp. ......................       123
     13     Impac Mortgage Holdings, Inc. ....................        74
      1     Independent Bank Corp. (Michigan) ................        11
     --     Independent Bank Corp. (Massachusetts) ...........         3
     12     Infinity Property & Casualty Corp. ...............       544
      1     Innkeepers USA Trust..............................        12
      4     Integra Bank Corp. ...............................        99
     21     International Bancshares Corp. ...................       604
      8     Irwin Financial Corp. ............................       127
      2     ITLA Capital Corp. ...............................        78
     --     James River Group, Inc. ..........................         6
      8     JER Investors Trust, Inc. ........................       144
      1     Kansas City Life Insurance Co. ...................        36
      6     KKR Financial Corp. ..............................       155
      5     KNBT Bancorp, Inc. ...............................        80
     --     Knight Capital Group, Inc. (D)....................         3
      6     LaBranche & Co., Inc. (D).........................        51
      2     Lakeland Bancorp, Inc. ...........................        30
     11     Luminent Mortgage Trust...........................        90
      1     MAF Bancorp, Inc. ................................        30
     --     MainSource Financial Group, Inc. .................         5
     --     Marlin Business Services Corp. (D)................         8
     86     MCG Capital Corp. ................................     1,518
      2     Medical Properties Trust, Inc. ...................        28
     22     MFA Mortgage Investments, Inc. ...................       160
      3     Midland Co. ......................................       114

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
     --     N B T Bancorp.....................................  $      9
     35     National Financial Partners Corp. ................     1,614
      5     National Penn Bancshares, Inc. ...................        87
      9     National Retail Properties, Inc. .................       208
      2     Navigators Group, Inc. (D)........................       107
     10     NetBank, Inc. ....................................        20
     11     Newalliance Bancs.................................       173
      7     Newcastle Investment Corp. .......................       202
      9     NGP Capital Resources Co. ........................       144
     --     Ocwen Financial Corp. (D).........................         1
      4     Odyssey Re Holdings Corp. ........................       181
     10     Old National Bankcorp.............................       180
      1     Omega Financial Corp. ............................        15
      8     Omega Healthcare Investors........................       128
      4     Pacific Capital Bancorp...........................       106
      2     Park National Corp. ..............................       169
      4     Partners Trust Financial Group, Inc. .............        46
     --     Peoples Bancorp, Inc. ............................         8
      8     Phoenix Cos.......................................       118
     --     Piper Jaffray Cos. (D)............................         6
     11     PMA Capital Corp. Class A (D).....................       102
     --     ProAssurance Corp. (D)............................        11
     14     Prosperity Bancshares, Inc. ......................       489
      4     Provident Bankshares Corp. .......................       122
      3     Provident Financial Services, Inc. ...............        48
      2     PS Business Parks, Inc. ..........................       134
      3     Ramco-Gershenson Properties Trust.................       128
     --     Renasant Corp. ...................................        10
      6     Resource Capital Corp. ...........................        96
      3     RLI Corp. ........................................       139
      5     S&T Bancorp, Inc. ................................       166
     --     Sandy Spring Bancorp, Inc. .......................        10
      2     Santander BanCorp.................................        37
     20     Selective Insurance Group.........................       511
      5     Senior Housing Properties Trust...................       113
      2     Simmons First National Corp. .....................        61
      2     Southwest Bancorp.................................        42
     15     Spirit Finance Corp. .............................       216
     10     StanCorp Financial Group, Inc. ...................       471
      5     State Auto Financial Corp. .......................       158
      1     Sterling Bancshares, Inc. ........................         8
      3     Sterling Financial Corp. .........................        91
      1     Stewart Information Services Corp. ...............        48
     --     Sun Bancorp, Inc. (D).............................         4
     31     Superior Bancorp (D)..............................       316
      1     Susquehanna Bancshares, Inc. .....................        16
      2     SWS Group, Inc. ..................................        50
     11     Symmetricom, Inc. (D).............................        88
      4     Taylor Capital Group, Inc. .......................       131
      1     Trustmark Corp. ..................................        30
      1     Umpqua Holdings Corp. ............................        12
      1     United Bankshares, Inc. ..........................        18
      2     United Community Financial........................        21
      5     United Fire & Casualty............................       180
      3     Universal American Financial Corp. (D)............        48
     --     USI Holdings Corp. (D)............................         5

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SELECT SMALLCAP VALUE FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            FINANCE -- (CONTINUED)
     17     UTStarcom, Inc. (D)...............................  $    124
    122     W Holding Co., Inc. ..............................       590
      1     Waddell and Reed Financial, Inc. Class A..........        29
      5     WesBanco, Inc. ...................................       155
     --     West Coast Bancorp................................         7
      2     Winston Hotels, Inc. .............................        28
                                                                --------
                                                                  25,457
                                                                --------
            HEALTH CARE -- 4.7%
     19     Advanced Medical Optics, Inc. (D).................       756
     --     Alliance Imaging, Inc. (D)........................         4
      1     Apria Healthcare Group, Inc. (D)..................        17
      1     Bradley Pharmaceuticals, Inc. (D).................        18
      5     Caraco Pharmaceutical Laboratories Ltd. (D).......        64
     13     Cooper Co., Inc. .................................       664
      6     Cross Country Healthcare, Inc. (D)................       115
      1     Forrester Research, Inc. (D)......................        20
      2     Healthtronics, Inc. (D)...........................         7
      1     Incyte Corp. (D)..................................         6
     22     Landauer, Inc. ...................................     1,036
     14     Magellan Health Services, Inc. (D)................       607
      4     MedCath Corp. (D).................................       108
      5     NBTY, Inc. (D)....................................       257
      1     NPS Pharmaceuticals, Inc. (D).....................         3
     --     Nu Skin Enterprises, Inc. Class A.................         2
      2     Oakley, Inc. .....................................        43
     --     Odyssey HealthCare, Inc. (D)......................         6
      1     Par Pharmaceutical Cos., Inc. (D).................        17
      1     Perrigo Co. ......................................        15
      3     PharmaNet Development Group, Inc. (D).............        90
      8     Prestige Brands Holdings, Inc. (D)................       108
      1     Rehabcare Group, Inc. (D).........................        20
      2     Sciele Pharma, Inc. (D)...........................        47
      1     STERIS Corp. .....................................        36
     --     Sunrise Senior Living, Inc. (D)...................         8
      1     Trubion Pharmaceuticals, Inc. (D).................        24
      4     Viasys Healthcare, Inc. (D).......................       118
      6     ViroPharma, Inc. (D)..............................        86
      1     Volcano Corp. (D).................................        28
     21     Young Innovations, Inc. ..........................       565
                                                                --------
                                                                   4,895
                                                                --------
            SERVICES -- 14.3%
     22     ABM Industries, Inc. .............................       613
      6     American Greetings Corp. Class A..................       146
      2     Ameristar Casinos, Inc. ..........................        60
      5     Asset Acceptance (D)..............................        98
     21     Avid Technology, Inc. (D).........................       698
      3     Belo Corp. Class A................................        64
      2     BISYS Group, Inc. (D).............................        24
     --     Black Box Corp. ..................................         5
     17     Business Objects S.A. ADR (D).....................       649
     13     CACI International, Inc. Class A (D)..............       594
      7     Central European Media Enterprises Ltd. (D).......       631
      1     CIBER, Inc. (D)...................................         5

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SERVICES -- (CONTINUED)
     11     Citadel Broadcasting Corp. .......................  $     98
      4     Coinmach Service Corp. ...........................        38
      1     Coinstar, Inc. (D)................................        16
     25     Computer Services, Inc. ..........................       766
      1     Consolidated Graphics, Inc. (D)...................        51
     39     Corinthian Colleges, Inc. (D).....................       535
      1     Covansys Corp. (D)................................        46
      3     Cumulus Media, Inc. Class A (D)...................        25
      1     Dover Motorsports, Inc. ..........................         5
      3     Dynamex, Inc. (D).................................        86
      2     DynCorp International, Inc. (D)...................        30
      1     Entercom Communications Corp. ....................        28
      1     Entravision Communications Corp. Class A (D)......        10
      1     Foundry Networks, Inc. (D)........................        11
      6     FTI Consulting, Inc. (D)..........................       224
     10     G & K Services, Inc. Class A......................       339
      1     Gaylord Entertainment Co. (D).....................        33
     16     Gray Television, Inc. ............................       170
     --     Great Wolf Resorts, Inc. (D)......................         2
     10     Harsco Corp. .....................................       495
      1     Healthspring, Inc. (D)............................        19
     --     Heidrick & Struggles International, Inc. (D)......         9
      3     Hudson Highland Group, Inc. (D)...................        51
     65     Inter-Tel, Inc. ..................................     1,630
      1     Journal Register Co. .............................         4
      1     Lakes Entertainment, Inc. (D).....................        12
      7     Lee Enterprises, Inc. ............................       170
     10     Lin TV Corp. (D)..................................       167
      2     Macrovision Corp. (D).............................        55
      1     Manhattan Associates, Inc. (D)....................        31
      4     Mentor Graphics Corp. (D).........................        63
      1     MPS Group, Inc. (D)...............................        18
     38     Navigant Consulting, Inc. (D).....................       729
      1     Netscout Systems, Inc. (D)........................        10
     --     Opnet Technologies, Inc. (D)......................         4
      6     Parametric Technology Corp. (D)...................       105
      7     Perot Systems Corp. Class A (D)...................       123
     29     Plexus Corp. (D)..................................       602
      4     Premiere Global Services, Inc. (D)................        45
      1     Radio One, Inc. Class D (D).......................         6
     18     Spherion Corp. (D)................................       156
      1     Standard Parking Corp. (D)........................        35
     23     Stewart Enterprises, Inc. ........................       174
     57     Syntel, Inc. .....................................     2,009
      3     Tetra Tech, Inc. (D)..............................        55
     22     TETRA Technologies, Inc. (D)......................       583
     15     Unifirst Corp. ...................................       632
     68     Unisys Corp. (D)..................................       533
     --     Viad Corp. .......................................        12
      2     Volt Information Sciences, Inc. (D)...............        40
      7     Waste Connections, Inc. (D).......................       226
     --     Watson Wyatt Worldwide, Inc. .....................         8
      2     Wright Express Corp. (D)..........................        77
                                                                --------
                                                                  14,988
                                                                --------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- 8.5%
     --     A.O. Smith Corp. .................................  $      5
      7     Actel Corp. (D)...................................       104
      3     Advanced Energy Industries, Inc. (D)..............        78
     11     AMETEK, Inc. .....................................       414
      4     AMIS Holdings, Inc. (D)...........................        41
      1     Anaren Microwave, Inc. (D)........................        11
      2     Arbitron, Inc. ...................................        79
     10     Aspen Technology, Inc. (D)........................       132
      2     ATMI, Inc. (D)....................................        59
      1     Avocent Corp. (D).................................        20
      1     Bel Fuse, Inc. Class B............................        32
      2     Belden CDT, Inc. .................................        85
     25     Benchmark Electronics, Inc. (D)...................       530
      1     Bio-Rad Laboratories, Inc. Class A (D)............       105
     --     Bottomline Technologies, Inc. (D).................         2
     25     Brocade Communications Systems, Inc. (D)..........       244
     --     C-COR.net Corp. (D)...............................         4
      1     Checkpoint Systems, Inc. (D)......................        30
     27     Cincinnati Bell, Inc. (D).........................       136
     14     CMGI, Inc. (D)....................................        29
     17     Coherent, Inc. (D)................................       525
      8     Consolidated Communications Holdings, Inc. .......       151
      2     Credence Systems Corp. (D)........................         6
      2     CSG Systems International, Inc. (D)...............        47
      1     CTS Corp. ........................................        18
      6     Cubic Corp. ......................................       115
      6     Deluxe Corp. .....................................       238
      6     Digi International, Inc. (D)......................        80
      2     Eagle Test Systems, Inc. (D)......................        31
     19     Electronics for Imaging, Inc. (D).................       500
      6     Emulex Corp. (D)..................................       124
      5     Enersys (D).......................................        83
      7     EPIQ Systems, Inc. (D)............................       170
      1     Extreme Networks, Inc. (D)........................         5
     --     FairPoint Communications, Inc. ...................         2
     --     General Cable Corp. (D)...........................        10
     52     General Communication, Inc. Class A (D)...........       733
     --     Genesis Microchip, Inc. (D).......................         4
      3     GrafTech International Ltd. (D)...................        27
      2     Greatbatch, Inc. (D)..............................        58
      3     Harmonic, Inc. (D)................................        28
     17     Harris Interactive, Inc. (D)......................       101
      2     IHS, Inc. (D).....................................        66
      2     Infocrossing, Inc. (D)............................        35
      7     Input/Output, Inc. (D)............................        93
      7     Interactive Data Corp. ...........................       206
      8     Interwoven, Inc. (D)..............................       128
      1     iPass, Inc. (D)...................................         3
      4     Kemet Corp. (D)...................................        32
      2     Kopin Corp. (D)...................................         6
     --     Lattice Semiconductor Corp. (D)...................         1
     --     Littelfuse, Inc. (D)..............................        13
     11     Magma Design Automation, Inc. (D).................       149
     12     Methode Electronics, Inc. ........................       184
      9     MIPS Technologies, Inc. Class A (D)...............        79

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            TECHNOLOGY -- (CONTINUED)
     47     MSC.Software Corp. (D)............................  $    614
      3     Newport Corp. (D).................................        52
      7     Palm, Inc. (D)....................................       118
      2     Paxar Corp. (D)...................................        60
     11     Pegasystems, Inc. ................................       102
      2     Pericom Semiconductor Corp. (D)...................        23
      5     Polycom, Inc. (D).................................       168
      2     Quantum Corp. (D).................................         5
     13     RealNetworks, Inc. (D)............................        98
      9     Roper Industries, Inc. ...........................       505
      1     SAVVIS, Inc. (D)..................................        36
     18     Schwak, Inc. .....................................       316
     33     Silicon Storage Technology, Inc. (D)..............       135
      2     Skyworks Solutions, Inc. (D)......................        15
      3     SonicWALL, Inc. (D)...............................        22
     --     Staktek Holdings, Inc. (D)........................         1
      3     Surewest Communications...........................        86
      1     Sybase, Inc. (D)..................................        28
      2     Sycamore Networks, Inc. (D).......................         7
      7     Syniverse Holdings, Inc. (D)......................        75
      1     TriQuint Semiconductor, Inc. (D)..................         8
      1     TTM Technologies, Inc. (D)........................         7
     --     USA Mobility, Inc. ...............................         2
      2     Varian, Inc. (D)..................................        89
      7     Vignette Corp. (D)................................       128
      1     Zoran Corp. (D)...................................        11
                                                                --------
                                                                   8,902
                                                                --------
            TRANSPORTATION -- 4.3%
      2     Atlas Air Worldwide Holdings, Inc. (D)............        86
      5     ExpressJet Holdings, Inc. (D).....................        29
      4     Gulfmark Offshore, Inc. (D).......................       187
      1     Heartland Express, Inc. ..........................        13
      5     Horizon Lines, Inc. Class A.......................       166
      1     Hornbeck Offshore Services, Inc. (D)..............        41
     43     Landstar System, Inc. ............................     2,092
      3     Polaris Industries, Inc. .........................       152
      7     Republic Airways Holdings, Inc. (D)...............       143
      1     SIRVA, Inc. (D)...................................         2
     --     SkyWest, Inc. ....................................         3
     12     Thor Industries, Inc. ............................       478
      9     Tsakos Energy Navigation Ltd. ....................       537
     14     USA Truck, Inc. (D)...............................       221
     13     Winnebago Industries, Inc. .......................       401
                                                                --------
                                                                   4,551
                                                                --------
            UTILITIES -- 2.0%
      4     Black Hills Corp. ................................       159
      3     Duquesne Light Holdings, Inc. ....................        66
      3     El Paso Electric Co. (D)..........................        66
      4     Empire District Electric Co. .....................        96
      1     IDACORP, Inc. ....................................        45
     11     ITC Holdings Corp. ...............................       463
     34     Pike Electric Corp. (D)...........................       701
      6     PNM Resources, Inc. ..............................       186

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SELECT SMALLCAP VALUE FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            UTILITIES -- (CONTINUED)
      2     UIL Holdings Corp. ...............................  $     79
      8     Westar Energy, Inc. ..............................       215
                                                                --------
                                                                   2,076
                                                                --------
            Total common stock
              (cost $91,250)..................................  $ 96,343
                                                                --------
EXCHANGE-TRADED FUNDS -- 1.5%
            INVESTMENT POOLS AND FUNDS -- 1.5%
     20     iShares Russell 2000 Value Index Fund.............  $  1,607
                                                                --------
            Total exchange-traded funds
              (cost $1,614)...................................  $  1,607
                                                                --------
            Total long-term investments
              (cost $92,864)..................................  $ 97,950
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 6.4%
            CONSUMER STAPLES -- 1.4%
 $1,475     Cargill Global,
              5.25%, 05/01/2007...............................  $  1,475
                                                                --------
            FINANCE -- 5.0%
  1,260     Federated Investors Prime Obligations Fund........     1,260
  2,296     State Street Bank Money Market Fund...............     2,296
  1,700     UBS Americas,
              5.26%, 05/01/2007...............................     1,700
                                                                --------
                                                                   5,256
                                                                --------
            Total short-term investments
              (cost $6,731)...................................  $  6,731
                                                                --------
            Total investments in securities
              (cost $99,595) (C)..............................  $104,681
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.62% of total net assets at April 30, 2007.

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $99,595 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 8,206
      Unrealized depreciation.........................   (3,120)
                                                        -------
      Net unrealized appreciation.....................  $ 5,086
                                                        =======

  (D)Currently non-income producing.

     FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2007

                                                                    UNREALIZED
                             NUMBER OF                             APPRECIATION
      DESCRIPTION            CONTRACTS*   POSITION   EXPIRATION   (DEPRECIATION)
      -----------            ----------   --------   ----------   --------------
      Russell Mini Futures       14         Long     June 2007         $16
                                                                       ===

     * The number of contracts does not omit 000's.

     Cash of $45 was pledged as initial margin deposit for open futures contracts at April 30, 2007.

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SHORT DURATION FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

      PRINCIPAL                                                               MARKET
       AMOUNT                                                               VALUE (W)
---------------------                                                       ----------
 ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 47.4%
                        FINANCE -- 47.4%
      $    234          ACE Securities Corp.,
                          3.28%, 08/15/2030 (I)...........................  $      233
           295          American Express Credit Account Master Trust,
                          5.82%, 02/15/2012 (I)(L)........................         296
           497          AmeriCredit Automobile Receivables Trust,
                          2.87%, 02/07/2011...............................         492
         1,725          AmeriCredit Automobile Receivables Trust,
                          4.22%, 07/06/2009...............................       1,717
           600          AmeriCredit Automobile Receivables Trust,
                          5.04%, 05/06/2011...............................         598
         1,400          AmeriCredit Automobile Receivables Trust,
                          5.07%, 07/06/2010...............................       1,394
         1,000          Auburn Funding LLC,
                          6.92%, 01/25/2012 (I)(L)........................       1,000
        29,689          Banc of America Commercial Mortgage, Inc.,
                          4.08%, 12/10/2042 (P)...........................         526
         1,500          Banc of America Securities Auto Trust,
                          4.49%, 02/18/2013...............................       1,483
         2,000          Bank One Issuance Trust,
                          3.59%, 05/17/2010...............................       1,987
           347          Bank One Issuance Trust,
                          4.54%, 09/15/2010...............................         345
           648          Bayview Commercial Asset Trust,
                          6.32%, 01/25/2035 (I)(L)........................         656
        13,688          Bayview Commercial Asset Trust,
                          7.18%, 01/25/2037 (I)(P)........................       1,422
         1,582          Bayview Financial Acquisition Trust,
                          4.91%, 02/25/2033 (I)...........................       1,555
         2,000          Bayview Financial Acquisition Trust,
                          5.64%, 11/28/2036...............................       2,000
           808          Bear Stearns Asset Backed Securities, Inc.,
                          5.16%, 09/25/2033...............................         801
        23,032          Bear Stearns Commercial Mortgage Securities, Inc.,
                          4.12%, 11/11/2041 (P)...........................         610
        57,331          Bear Stearns Commercial Mortgage Securities, Inc.,
                          4.65%, 02/11/2041 (P)...........................         650
       108,262          Bear Stearns Commercial Mortgage Securities, Inc.,
                          6.25%, 12/11/2040 (I)(P)........................         501
           800          Capital Auto Receivables Asset Trust,
                          5.55%, 01/18/2011...............................         805
           200          Capital Auto Receivables Asset Trust,
                          5.77%, 05/20/2010 (I)...........................         202
           225          Capital Auto Receivables Asset Trust,
                          6.15%, 04/20/2011 (I)...........................         228
           400          Capital One Master Trust,
                          7.90%, 10/15/2010 (I)...........................         403
         1,000          Capital One Multi-Asset Execution Trust,
                          4.50%, 06/15/2011...............................         991

      PRINCIPAL                                                               MARKET
       AMOUNT                                                               VALUE (W)
---------------------                                                       ----------
                        FINANCE -- (CONTINUED)
      $  2,000          Capital One Prime Auto Receivables Trust,
                          3.11%, 11/15/2010...............................  $    1,981
         9,835          CBA Commercial Small Balance Commercial Mortgage,
                          7.00%, 07/25/2035 (I)(P)........................         458
         7,611          CBA Commercial Small Balance Commercial Mortgage,
                          7.00%, 06/25/2038 (I)(P)........................         502
        11,983          CBA Commercial Small Balance Commercial Mortgage,
                          9.75%, 01/25/2039 (I)(P)........................       1,198
         4,000          Chase Issuance Trust,
                          4.23%, 01/15/2013...............................       3,924
           296          Chase Manhattan Auto Owner Trust,
                          2.78%, 06/15/2010...............................         294
           735          Chase Manhattan Auto Owner Trust,
                          2.94%, 06/15/2010...............................         728
         2,000          Citibank Credit Card Issuance Trust,
                          4.45%, 04/07/2010...............................       1,982
         2,000          Citibank Credit Card Issuance Trust,
                          4.85%, 02/10/2011...............................       1,994
         2,000          Citibank Credit Card Issuance Trust,
                          5.54%, 01/09/2012 (L)...........................       1,999
        18,124          Citigroup Commercial Mortgage Trust,
                          4.10%, 10/15/2041 (I)(P)........................         591
           263          CNH Equipment Trust,
                          2.57%, 09/15/2009...............................         262
            90          CNH Equipment Trust,
                          3.13%, 11/15/2010...............................          90
           300          CNH Equipment Trust,
                          3.35%, 02/15/2011...............................         296
           750          CNH Equipment Trust,
                          4.93%, 12/17/2012...............................         748
         3,304          Commercial Mortgage Pass-Through Certificates,
                          3.59%, 03/10/2039 (I)(P)........................          84
         1,500          Commercial Mortgage Pass-Through Certificates,
                          5.77%, 12/15/2020 (I)(L)........................       1,500
         1,500          Countrywide Asset-Backed Certificates,
                          5.57%, 11/25/2035...............................       1,499
        21,397          CS First Boston Mortgage Securities Corp.,
                          4.15%, 11/15/2037 (I)(P)........................         584
        13,458          CS First Boston Mortgage Securities Corp.,
                          4.17%, 07/15/2036 (I)(P)........................         263
           800          DaimlerChrysler Auto Trust,
                          5.14%, 09/08/2012...............................         801
             5          DLJ Mortgage Acceptance Corp.,
                          6.82%, 10/15/2030 (I)...........................           5
           300          Equity One ABS, Inc.,
                          7.82%, 07/25/2034 (L)...........................         302
         1,625          Ford Credit Auto Owner Trust,
                          4.19%, 07/15/2009...............................       1,616
           750          Ford Credit Auto Owner Trust,
                          5.29%, 04/15/2011...............................         752

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SHORT DURATION FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

      PRINCIPAL                                                               MARKET
       AMOUNT                                                               VALUE (W)
---------------------                                                       ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
                        FINANCE -- (CONTINUED)
      $    750          Ford Credit Auto Owner Trust,
                          5.48%, 09/15/2011...............................  $      758
           500          Ford Credit Auto Owner Trust,
                          5.68%, 06/15/2012...............................         505
         8,731          GE Capital Commercial Mortgage Corp.,
                          3.76%, 03/10/2040 (I)(P)........................         162
         1,386          GMAC Mortgage Corp. Loan Trust,
                          4.09%, 04/25/2033...............................       1,371
           500          GMAC Mortgage Corp. Loan Trust,
                          4.62%, 04/25/2033...............................         495
           401          Goldman Sachs Auto Loan Trust,
                          4.98%, 11/15/2013...............................         399
         2,000          Goldman Sachs Mortgage Securities Corp. II,
                          4.32%, 10/10/2028...............................       1,948
        20,138          Goldman Sachs Mortgage Securities Corp. II,
                          4.38%, 08/10/2038 (I)(P)........................         199
           500          Granite Mortgages plc,
                          6.81%, 01/20/2043 (L)...........................         506
         1,500          Great America Leasing Receivables,
                          5.43%, 09/15/2008 (I)...........................       1,500
            14          Green Tree Financial Corp.,
                          7.30%, 01/15/2026...............................          14
           787          Hasco NIM Trust,
                          6.17%, 08/26/2036 (I)...........................         779
           128          Hasco NIM Trust,
                          6.25%, 12/26/2035 (I)...........................         126
         1,000          Hertz Vehicle Financing LLC,
                          4.93%, 02/25/2010 (I)...........................         996
           257          Home Equity Asset Trust,
                          4.75%, 06/27/2035 (H)...........................         180
           400          Home Equity Asset Trust,
                          7.82%, 07/25/2037 (L)...........................         374
           722          Hyundai Auto Receivables Trust,
                          4.10%, 08/15/2011...............................         715
         1,500          Hyundai Auto Receivables Trust,
                          4.45%, 02/15/2012...............................       1,476
            75          JP Morgan Chase Commercial Mortgage Security
                          Corp.,
                          2.92%, 01/12/2038...............................          74
         5,344          JP Morgan Chase Commercial Mortgage Security
                          Corp.,
                          3.68%, 01/15/2038 (I)(P)........................         155
        32,651          JP Morgan Chase Commercial Mortgage Security
                          Corp.,
                          4.07%, 01/15/2042 (P)...........................         479
        14,595          JP Morgan Chase Commercial Mortgage Security
                          Corp.,
                          4.65%, 10/15/2037 (I)(P)........................         263
        37,912          JP Morgan Chase Commercial Mortgage Security
                          Corp.,
                          4.82%, 08/12/2037 (P)...........................         148

      PRINCIPAL                                                               MARKET
       AMOUNT                                                               VALUE (W)
---------------------                                                       ----------
                        FINANCE -- (CONTINUED)
      $  1,391          JP Morgan Chase Commercial Mortgage Security
                          Corp.,
                          5.34%, 05/12/2045...............................  $    1,395
         1,425          JP Morgan Chase Commercial Mortgage Security
                          Corp.,
                          6.07%, 02/15/2020 (I)(L)........................       1,425
        18,151          LaSalle Commercial Mortgage Securities,
                          6.20%, 09/20/2043 (I)(P)........................         923
            14          LB-UBS Commercial Mortgage Trust,
                          3.17%, 12/15/2026...............................          14
           358          LB-UBS Commercial Mortgage Trust,
                          3.63%, 10/15/2029...............................         350
         2,109          LB-UBS Commercial Mortgage Trust,
                          4.25%, 12/15/2036 (I)(P)........................          58
         1,635          Lehman Brothers Small Balance Commercial,
                          6.77%, 09/27/2036 (I)...........................       1,632
           183          Long Beach Asset Holdings Corp.,
                          5.78%, 04/25/2046 (I)...........................         183
           750          Marlin Leasing Receivables LLC,
                          4.63%, 11/17/2008 (I)...........................         747
           368          Marlin Leasing Receivables LLC,
                          5.09%, 08/15/2012 (I)...........................         365
         1,600          Marlin Leasing Receivables LLC,
                          5.33%, 09/16/2013 (I)...........................       1,603
           600          Marlin Leasing Receivables LLC,
                          5.63%, 09/16/2013 (I)...........................         591
           600          Memory Lane Advance Receivables Backed Notes,
                          5.03%, 10/24/2014 (I)...........................         596
        18,229          Merrill Lynch Mortgage Trust,
                          3.81%, 08/12/2039 (I)(P)........................         511
        19,463          Merrill Lynch Mortgage Trust,
                          3.96%, 10/12/2041 (I)(P)........................         560
        28,233          Merrill Lynch Mortgage Trust,
                          4.67%, 09/12/2042 (P)...........................         311
           104          Morgan Stanley Capital I,
                          2.80%, 12/15/2041...............................         103
           277          Morgan Stanley Capital I,
                          3.96%, 06/15/2040...............................         272
           194          Morgan Stanley Dean Witter Capital I,
                          5.38%, 01/15/2039...............................         194
           275          Nationstar Home Equity Loan Trust,
                          9.97%, 03/25/2037 (L)...........................         275
           326          Navistar Financial Corp. Owner Trust,
                          3.08%, 11/15/2009...............................         326
         1,500          Ocwen Advance Receivables Backed Notes,
                          5.34%, 11/24/2015 (I)...........................       1,492
           540          Providian Gateway Master Trust,
                          3.35%, 09/15/2011 (I)...........................         536
           750          Providian Gateway Master Trust,
                          3.95%, 09/15/2011 (I)...........................         746
         1,000          Providian Gateway Master Trust,
                          4.05%, 11/15/2011 (I)...........................         992

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

      PRINCIPAL                                                               MARKET
       AMOUNT                                                               VALUE (W)
---------------------                                                       ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
                        FINANCE -- (CONTINUED)
      $    180          Renaissance Home Equity Loan Trust Class M7,
                          7.50%, 04/25/2037...............................  $      161
           225          Renaissance Home Equity Loan Trust Class M8,
                          7.50%, 04/25/2037...............................         185
           300          Renaissance Home Equity Loan Trust,
                          9.79%, 04/25/2037 (I)...........................         300
         1,500          Structured Asset Investment Loan Trust,
                          7.07%, 11/25/2033 (L)...........................       1,506
           400          Structured Asset Securities Corp.,
                          7.82%, 01/25/2037 (I)(L)........................         396
           450          Structured Asset Securities Corp.,
                          7.82%, 02/25/2037 (L)...........................         442
           500          Superior Wholesale Inventory Financing Trust,
                          5.80%, 06/15/2010 (L)...........................         501
         1,000          USAA Auto Owner Trust,
                          5.66%, 03/15/2013...............................       1,014
         1,700          Wachovia Auto Loan Owner Trust,
                          5.42%, 04/21/2014 (I)...........................       1,707
         1,000          Wachovia Auto Loan Owner Trust,
                          5.54%, 12/20/2012 (I)...........................       1,008
           276          Wachovia Bank Commercial Mortgage Trust,
                          3.48%, 08/15/2041...............................         270
         5,928          Wachovia Bank Commercial Mortgage Trust,
                          3.65%, 02/15/2041 (I)(P)........................         158
         1,500          Washington Mutual Master Note Trust,
                          5.70%, 10/15/2013 (I)(L)........................       1,500
        17,821          Washington Mutual Master Note Trust,
                          7.00%, 11/23/2043 (I)(P)........................         919
         1,900          Wells Fargo Home Equity Trust,
                          5.62%, 04/25/2034 (L)...........................       1,900
           101          WFS Financial Owner Trust,
                          2.73%, 05/20/2011...............................         100
           792          WFS Financial Owner Trust,
                          3.25%, 05/20/2011...............................         787
         1,000          WFS Financial Owner Trust,
                          4.76%, 05/17/2013...............................         990
           148          Whole Auto Loan Trust,
                          3.13%, 03/15/2011...............................         146
           295          Whole Auto Loan Trust,
                          3.37%, 03/15/2011...............................         294
         1,000          World Financial Network Credit Card Master,
                          7.77%, 05/15/2012 (L)...........................       1,017
           160          World Omni Auto Receivables Trust,
                          3.62%, 07/12/2011...............................         158
                                                                            ----------
                        Total asset & commercial mortgage backed
                          securities
                          (cost $91,125)..................................  $   90,629
                                                                            ----------

      PRINCIPAL                                                               MARKET
       AMOUNT                                                               VALUE (W)
---------------------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- 30.7%
                        BASIC MATERIALS -- 1.6%
      $    500          Valspar Corp.,
                          6.00%, 05/01/2007...............................  $      500
         2,500          Xstrata Finance Dubain Ltd.,
                          5.71%, 11/13/2009 (I)(L)........................       2,503
                                                                            ----------
                                                                                 3,003
                                                                            ----------
                        CAPITAL GOODS -- 0.2%
           300          Textron, Inc.,
                          6.63%, 11/15/2007...............................         302
                                                                            ----------
                        CONSUMER CYCLICAL -- 2.3%
           500          Centex Corp.,
                          4.75%, 01/15/2008...............................         498
           500          Centex Corp.,
                          5.61%, 08/01/2007 (L)...........................         500
         1,500          DaimlerChrysler NA Holdings Corp.,
                          5.69%, 03/13/2009 (L)...........................       1,503
         2,000          Home Depot, Inc.,
                          5.47%, 12/16/2009 (L)...........................       2,003
                                                                            ----------
                                                                                 4,504
                                                                            ----------
                        CONSUMER STAPLES -- 0.4%
           860          Diageo Capital plc,
                          3.38%, 03/20/2008...............................         845
                                                                            ----------
                        ENERGY -- 2.3%
         1,000          Anadarko Petroleum Corp.,
                          5.75%, 09/15/2009 (L)...........................       1,002
           350          Louis Dreyfus Natural Gas Corp.,
                          6.88%, 12/01/2007...............................         353
         1,000          Sempra Energy,
                          4.62%, 05/17/2007...............................       1,000
         2,000          Transocean, Inc.,
                          5.55%, 09/05/2008 (L)...........................       2,001
                                                                            ----------
                                                                                 4,356
                                                                            ----------
                        FINANCE -- 15.3%
         1,000          American General Finance Corp.,
                          2.75%, 06/15/2008...............................         974
           400          Avalon Properties, Inc.,
                          6.88%, 12/15/2007...............................         403
           600          Banca Commerciale Italiana,
                          8.25%, 07/15/2007...............................         603
         1,500          BankBoston NA,
                          7.00%, 09/15/2007...............................       1,507
         2,000          Bear Stearns & Co., Inc.,
                          4.00%, 01/31/2008...............................       1,982
         1,000          Capital One Financial Corp.,
                          5.62%, 09/10/2009 (L)...........................       1,003
         1,584          Citicorp,
                          6.38%, 11/15/2008...............................       1,613
           220          Credit Suisse First Boston NY,
                          6.50%, 05/01/2008 (I)...........................         222
         2,000          Duke Realty L.P.,
                          3.50%, 11/01/2007...............................       1,980

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SHORT DURATION FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

      PRINCIPAL                                                               MARKET
       AMOUNT                                                               VALUE (W)
---------------------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
                        FINANCE -- (CONTINUED)
      $  1,000          ERAC USA Finance Co.,
                          7.35%, 06/15/2008 (I)...........................  $    1,016
         1,880          General Electric Capital Corp.,
                          4.00%, 02/17/2009...............................       1,846
           450          HSBC Finance Corp.,
                          7.65%, 05/15/2007...............................         450
         1,145          JP Morgan Chase & Co.,
                          6.00%, 02/15/2009...............................       1,161
         1,500          John Deere Capital Corp.,
                          4.50%, 08/22/2007...............................       1,496
           250          Key Bank NA,
                          5.00%, 07/17/2007...............................         250
         2,000          Lehman Brothers Holdings, Inc.,
                          4.00%, 01/22/2008...............................       1,979
           120          Lincoln National Corp.,
                          5.25%, 06/15/2007...............................         120
           148          MBNA America Bank NA,
                          6.75%, 03/15/2008...............................         150
           150          Merrill Lynch & Co., Inc.,
                          8.00%, 06/01/2007...............................         150
         1,000          North Street Referenced Linked Notes,
                          6.05%, 07/30/2010 (I)(L)........................         940
           500          North Street Referenced Linked Notes,
                          6.41%, 07/30/2010 (I)(L)........................         435
           650          Prudential Financial, Inc.,
                          3.75%, 05/01/2008...............................         639
         1,000          Prudential Funding LLC,
                          6.60%, 05/15/2008 (I)...........................       1,008
         1,000          Residential Capital Corp.,
                          5.84%, 06/09/2008 (L)...........................         993
           650          Simon Property Group L.P.,
                          6.38%, 11/15/2007...............................         653
           350          Simon Property Group L.P.,
                          7.13%, 09/20/2007...............................         352
         2,000          Sovereign Bancorp, Inc.,
                          5.58%, 03/23/2010 (L)...........................       2,000
         1,000          Sovereign Bank,
                          4.00%, 02/01/2008...............................         990
           400          Travelers Property Casualty Corp.,
                          3.75%, 03/15/2008...............................         393
         1,000          UnitedHealth Group, Inc.,
                          3.30%, 01/30/2008...............................         984
         1,000          Zion Bancorp,
                          5.47%, 09/15/2008 (L)...........................       1,000
                                                                            ----------
                                                                                29,292
                                                                            ----------
                        HEALTH CARE -- 1.0%
         2,000          Cardinal Health, Inc.,
                          5.62%, 10/02/2009 (I)(L)........................       2,000
                                                                            ----------
                        SERVICES -- 3.1%
           550          Belo Corp.,
                          7.13%, 06/01/2007...............................         550
           700          Comcast Corp.,
                          5.66%, 07/14/2009 (L)...........................         701

      PRINCIPAL                                                               MARKET
       AMOUNT                                                               VALUE (W)
---------------------                                                       ----------
                        SERVICES -- (CONTINUED)
      $    450          Harrah's Operating Co., Inc.,
                          7.13%, 06/01/2007...............................  $      451
           850          Hyatt Equities LLC,
                          6.88%, 06/15/2007 (I)...........................         851
         1,000          Marriott International, Inc.,
                          7.00%, 01/15/2008...............................       1,008
           300          News America, Inc.,
                          6.63%, 01/09/2008...............................         302
         1,000          Time Warner, Inc.,
                          5.59%, 11/13/2009 (L)...........................       1,002
         1,000          Walt Disney Co.,
                          5.44%, 09/10/2009 (L)...........................       1,001
                                                                            ----------
                                                                                 5,866
                                                                            ----------
                        TECHNOLOGY -- 2.2%
           500          Cingular Wireless Services, Inc.,
                          7.50%, 05/01/2007...............................         500
         1,000          Deutsche Telekom International Finance B.V.,
                          5.53%, 03/23/2009 (L)...........................       1,002
         1,000          Lenfest Communications, Inc.,
                          7.63%, 02/15/2008...............................       1,015
         1,000          Oracle Corp.,
                          5.59%, 01/13/2009 (L)...........................       1,001
           707          Raytheon Co.,
                          6.75%, 08/15/2007...............................         709
                                                                            ----------
                                                                                 4,227
                                                                            ----------
                        TRANSPORTATION -- 0.6%
           800          Norfolk Southern Corp.,
                          7.35%, 05/15/2007...............................         800
           350          TTX Co.,
                          3.88%, 03/01/2008 (I)...........................         344
                                                                            ----------
                                                                                 1,144
                                                                            ----------
                        UTILITIES -- 1.7%
           900          Dominion Resources, Inc.,
                          5.65%, 09/28/2007 (L)...........................         900
           250          Northeast Utilities,
                          3.30%, 06/01/2008...............................         244
         1,500          Ohio Power Co.,
                          5.53%, 04/05/2010 (L)...........................       1,501
           250          Puget Sound Energy, Inc.,
                          3.36%, 06/01/2008...............................         245
           270          Texas Eastern Transmission L.P.,
                          5.25%, 07/15/2007...............................         270
                                                                            ----------
                                                                                 3,160
                                                                            ----------
                        Total corporate bonds: investment grade
                          (cost $58,760)..................................  $   58,699
                                                                            ----------
U.S. GOVERNMENT AGENCIES -- 9.8%
                        FEDERAL HOME LOAN MORTGAGE CORPORATION -- 4.0%
         7,500          6.00% 2032........................................  $    7,653
                                                                            ----------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.3%
         4,416          5.50% 2014........................................       4,426
                                                                            ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

      PRINCIPAL                                                               MARKET
       AMOUNT                                                               VALUE (W)
---------------------                                                       ----------
U.S. GOVERNMENT AGENCIES -- (CONTINUED)
                        GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 3.5%
      $  4,436          6.00% 2032........................................  $    4,519
         2,000          6.50% 2031........................................       2,079
                                                                            ----------
                                                                                 6,598
                                                                            ----------
                        Total U.S. government agencies
                          (cost $18,569)..................................  $   18,677
                                                                            ----------
U.S. GOVERNMENT SECURITIES -- 6.0%
                        U.S. TREASURY SECURITIES -- 6.0%
                        U.S. TREASURY NOTES:
        11,440          4.88% 2008........................................  $   11,458
                                                                            ----------
                        Total U.S. government securities
                          (cost $11,452)..................................  $   11,458
                                                                            ----------
                        Total long-term investments
                          (cost $179,906).................................  $  179,463
                                                                            ----------
SHORT-TERM INVESTMENTS -- 5.8%
                        CONSUMER CYCLICAL -- 1.0%
      $  2,000          Kroger Co.,
                          5.67%, 05/01/2007...............................  $    2,000
                                                                            ----------
                        ENERGY -- 0.9%
         1,649          Pacific Gas and Electric Co.,
                          5.35%, 05/02/2007 (I)...........................       1,648
                                                                            ----------
                        FINANCE -- 2.4%
           500          Bank of New York Co., Inc.,
                          5.05%, 03/03/2009...............................         497
         2,000          Burlington Northern,
                          5.35%, 05/01/2007...............................       2,000
         2,000          Countrywide Financial Corp.,
                          5.33%, 05/07/2007...............................       1,998
                                                                            ----------
                                                                                 4,495
                                                                            ----------
                        SERVICES -- 0.5%
         1,000          Walt Disney,
                          5.32%, 05/15/2007...............................         998
                                                                            ----------
                        TECHNOLOGY -- 1.0%
         2,000          Viacom,
                          5.47%, 05/04/2007 (I)...........................       1,999
                                                                            ----------
                        Total short-term investments
                          (cost $11,140)..................................  $   11,140
                                                                            ----------
                        Total investments in securities
                          (cost $191,046) (C).............................  $  190,603
                                                                            ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.54% of total net assets at April 30, 2007.

  (C) At April 30, 2007, the cost of securities for federal income tax purposes was $191,046 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation...........................  $ 387
      Unrealized depreciation...........................   (830)
                                                          -----
      Net unrealized depreciation.......................  $(443)
                                                          =====

  (H) The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED   SHARES/PAR              SECURITY              COST BASIS
      --------   ----------              --------              ----------
      03/2006       257       Home Equity Asset Trust, 4.75%,
                              06/27/2035 - 144A                   $254

     The aggregate value of these securities at April 30, 2007 was $180, which represents 0.09% of total net assets.

  (I) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2007, was $47,775, which represents 25.01% of total net assets.

  (L) Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2007.

  (P) The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at April 30, 2007.

  (W) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SMALL COMPANY FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 96.3%
            BASIC MATERIALS -- 9.3%
      17    AEP Industries, Inc. (D)..........................  $    730
     111    Agrium, Inc. .....................................     4,281
      42    AK Steel Holding Corp. (D)........................     1,285
      74    Arch Coal, Inc. ..................................     2,659
      41    Aventine Renewable Energy Holdings, Inc. (D)......       780
      25    Balchem Corp. ....................................       454
      22    Cabot Microelectronics Corp. (D)..................       714
      92    Champion Enterprises, Inc. (D)....................       944
       9    Chaparral Steel Co. ..............................       649
      10    Cleveland-Cliffs, Inc. ...........................       670
      15    Deltic Timber Corp. ..............................       736
      30    Georgia Gulf Corp. ...............................       474
   1,386    Golden Hope Plantations BHD (A)...................     3,214
      14    Grace (W.R.) & Co. (D)............................       365
      57    Hercules, Inc. (D)................................     1,065
      30    Insteel Industries, Inc. .........................       504
     147    Jarden Corp. (D)(G)...............................     6,182
      10    Kaydon Corp. .....................................       469
   1,176    Kingboard Chemical Holdings Ltd. (A)..............     5,478
      28    Lupatech S.A. ....................................       518
      14    NCI Building Systems, Inc. (D)....................       695
      15    Neenah Paper, Inc. ...............................       562
     115    Owens-Illinois, Inc. (D)..........................     3,473
      27    Pioneer Co. (D)...................................       792
      15    Playtex Products, Inc. (D)........................       233
      21    Quanex Corp. .....................................       904
       6    RTI International Metals, Inc. (D)................       547
      38    Select Comfort Corp. (D)..........................       708
      33    Tempur-Pedic International, Inc. .................       868
     268    Terra Industries, Inc. (D)........................     4,728
      10    Tupperware Brands Corp. ..........................       277
      55    Wausau Paper Corp. ...............................       740
      57    Xerium Technologies, Inc. ........................       463
                                                                --------
                                                                  47,161
                                                                --------
            CAPITAL GOODS -- 4.7%
      20    Clarcor, Inc. ....................................       618
      23    Columbus McKinnon Corp. (D).......................       572
      27    Daktronics, Inc. .................................       622
      18    Flowserve Corp. ..................................     1,116
     132    Goodman Global, Inc. (D)(G).......................     2,464
      29    II - VI, Inc. (D).................................       775
       4    Leapfrog Enterprises, Inc. (D)....................        43
      56    Lindsay Corp. (G).................................     1,721
       9    Lufkin Industries, Inc. ..........................       574
     113    Marvel Entertainment, Inc. (D)(G).................     3,342
      21    Oil States International, Inc. (D)................       710
      41    Orbital Sciences Corp. (D)........................       862
       9    SauerDanfoss, Inc. ...............................       271
      22    Tennant Co. ......................................       704
      28    Tessera Technologies, Inc. (D)....................     1,211
     104    TransDigm Group, Inc. (D).........................     3,924

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            CAPITAL GOODS -- (CONTINUED)
      21    Trina Solar Ltd. ADR (D)(G).......................  $  1,098
      48    Varian Semiconductor Equipment Associates, Inc.
              (D)(G)..........................................     3,214
                                                                --------
                                                                  23,841
                                                                --------
            CONSUMER CYCLICAL -- 9.1%
       6    Accuride Corp. (D)................................        87
      19    Aeropostale, Inc. (D).............................       782
      22    Albany International Corp. Class A................       823
      14    American Woodmark Corp. ..........................       466
       7    AMREP Corp. ......................................       408
      38    Applied Industrial Technologies, Inc. ............     1,016
      51    Arris Group, Inc. (D).............................       760
      19    Brown Shoe Co., Inc. .............................       508
      11    Cherokee, Inc. ...................................       487
      31    Children's Place Retail Stores, Inc. (D)..........     1,645
     280    Corporacion GEO S.A. de C.V. (D)..................     1,538
      17    Crocs, Inc. (D)...................................       932
     135    Cytyc Corp. (D)...................................     4,770
      12    Deckers Outdoor Corp. (D).........................       889
      99    Dollar Tree Stores, Inc. (D)......................     3,879
      34    Dress Barn, Inc. (D)..............................       675
      46    DSW, Inc. (D).....................................     1,792
      41    Dufry Group (D)...................................     4,631
      10    Granite Construction, Inc. .......................       617
       7    GSI Commerce, Inc. (D)............................       157
      18    Guess?, Inc. .....................................       724
      27    Gymboree Corp. (D)................................     1,038
      26    Iconix Brand Group, Inc. (D)......................       519
      13    Jamba, Inc. (D)...................................       112
      49    Kimball International, Inc. ......................       878
       3    K-Swiss, Inc. ....................................        93
     180    LKQ Corp. (D)(G)..................................     4,062
      33    Maidenform Brands, Inc. (D).......................       673
      20    Men's Wearhouse, Inc. ............................       865
      18    Payless ShoeSource, Inc. (D)......................       574
      14    Phillips-Van Heusen Corp. ........................       767
      48    PSS World Medical, Inc. (D).......................       960
      16    Sotheby's.........................................       849
     149    Tecnisa S.A. (D)..................................       824
      20    The Buckle, Inc. .................................       727
      40    Under Armour, Inc. Class A (D)(G).................     2,035
     106    VistaPrint Ltd. (D)...............................     3,945
                                                                --------
                                                                  46,507
                                                                --------
            CONSUMER STAPLES -- 1.0%
      19    Boston Beer Co., Inc. Class A (D).................       602
      13    Chattem, Inc. (D).................................       766
       7    Diamond Foods, Inc. ..............................       108
      83    Jones Soda Co. (D)(G).............................     2,048
      20    Lancaster Colony Corp. ...........................       863
       9    Ralcorp Holdings, Inc. (D)........................       605
       6    Vector Group Ltd. ................................       108
                                                                --------
                                                                   5,100
                                                                --------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            ENERGY -- 5.7%
      19    Alon USA Energy, Inc. ............................  $    707
      18    Berry Petroleum Co. ..............................       599
      40    Bois d'Arc Energy, Inc. (D).......................       595
     112    Cabot Oil & Gas Corp. ............................     4,097
      44    Callon Petroleum Corp. (D)........................       611
      16    Clayton Williams Energy, Inc. (D).................       420
     213    Complete Production Services, Inc. (D)(G).........     5,124
      28    Comstock Resources, Inc. (D)......................       791
      19    Crosstex Energy, Inc. ............................       556
      37    Delek U.S. Holdings, Inc. ........................       713
     132    Denbury Resources, Inc. (D).......................     4,352
     126    Grey Wolf, Inc. (D)...............................       903
      28    Headwaters, Inc. (D)..............................       616
      16    Hercules Offshore, Inc. (D).......................       487
      26    Mariner Energy, Inc. (D)..........................       591
       8    Penn Virginia Corp. ..............................       672
      59    Petrohawk Energy Corp. (D)........................       850
      15    Petroleum Development Corp. (D)...................       801
      56    Pioneer Drilling Co. (D)..........................       766
     184    Vaalco Energy, Inc. (D)...........................       991
      22    WD40 Co. .........................................       777
      65    Western Oil Sands, Inc. Class A (D)...............     2,098
      12    W-H Energy Services (D)...........................       637
                                                                --------
                                                                  28,754
                                                                --------
            FINANCE -- 7.8%
   1,017    Aberdeen Asset Management plc (A).................     4,429
      76    Admiral Group plc (A).............................     1,600
     107    Aercap Holdings N.V. (D)..........................     3,122
     126    Allied World Assurance Holdings Ltd. .............     5,577
      59    Amerigroup Corp. (D)..............................     1,651
      31    Authorize.Net Holdings, Inc. (D)..................       549
     634    Babcock and Brown Wind Partners (A)...............       987
      39    Centene Corp. (D).................................       807
      28    Cousins Properties, Inc. .........................       949
     122    Covanta Holding Corp. (D).........................     3,004
      17    Credit Acceptance Corp. (D).......................       466
      11    Delphi Financial Group Class A....................       490
       2    EastGroup Properties, Inc. .......................        91
      48    Ezcorp, Inc. (D)..................................       733
       1    First Community Bancorp, Inc. ....................        62
      21    Getty Realty Corp. ...............................       591
      12    Greenhill & Co., Inc. ............................       738
      21    HealthExtras, Inc. (D)............................       654
      26    Inland Real Estate Corp. .........................       472
      10    International Securities Exchange Holdings,
              Inc. ...........................................       694
      34    Molina Healthcare, Inc. (D).......................     1,031
      39    Nuveen Investments, Inc. Class A (G)..............     2,097
      36    Omega Healthcare Investors........................       612
      24    optionsXpress Holdings, Inc. .....................       601
      89    ProAssurance Corp. (D)............................     4,775
       7    PS Business Parks, Inc. ..........................       489

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
      20    Saul Centers, Inc. ...............................  $  1,056
     214    UTStarcom, Inc. (D)...............................     1,527
                                                                --------
                                                                  39,854
                                                                --------
            HEALTH CARE -- 14.7%
      21    Adams Respiratory Therapeutics, Inc. (D)..........       779
      23    Affymetrix, Inc. (D)..............................       613
     116    Alkermes, Inc. (D)(G).............................     1,904
      68    Alliance Imaging, Inc. (D)........................       609
      28    Alpharma, Inc. Class A............................       685
      10    AmSurg Corp. (D)..................................       223
      55    Amylin Pharmaceuticals, Inc. (D)(G)...............     2,270
      50    Apria Healthcare Group, Inc. (D)..................     1,583
     114    Arena Pharmaceuticals, Inc. (D)(G)................     1,492
     127    AtheroGenics, Inc. (D)(G).........................       426
      71    Charles River Laboratories International, Inc.
              (D).............................................     3,385
      18    Cubist Pharmaceuticals, Inc. (D)..................       381
      91    Dade Behring Holdings, Inc. ......................     4,488
      94    Digene Corp. (D)(G)...............................     4,309
       8    DJO, Inc. (D).....................................       304
      25    Genomic Health, Inc. (D)..........................       412
      16    Haemonetics Corp. (D).............................       777
      18    Healthways, Inc. (D)..............................       772
      42    Herbalife Ltd. ...................................     1,689
     144    Human Genome Sciences, Inc. (D)(G)................     1,547
      55    Immucor, Inc. (D).................................     1,778
      30    InterMune, Inc. (D)...............................       873
      67    Inverness Medical Innovation (D)..................     2,666
      66    Kyphon, Inc. (D)..................................     3,097
      19    LCA-Vision, Inc. .................................       807
      24    Lifecell Corp. (D)................................       703
     115    LifePoint Hospitals, Inc. (D).....................     4,209
      27    Magellan Health Services, Inc. (D)................     1,143
      76    Manor Care, Inc. (G)..............................     4,928
      11    MedCath Corp. (D).................................       338
      31    Medical Action Industries, Inc. (D)...............       713
     110    Medicines Co. (D)(G)..............................     2,515
      33    Medicis Pharmaceutical Corp. Class A..............     1,014
     123    Mentor Corp. .....................................     4,769
      25    Meridian Bioscience, Inc. ........................       752
      25    MGI Pharma, Inc. (D)..............................       553
      24    NBTY, Inc. (D)....................................     1,191
      29    Nektar Therapeutics (D)...........................       365
       2    Northstar Neuroscience, Inc. (D)..................        25
      42    Obagi Medical Products, Inc. (D)..................       531
      25    OSI Pharmaceuticals, Inc. (D).....................       850
      20    Par Pharmaceutical Cos., Inc. (D).................       526
      15    PAREXEL International Corp. (D)...................       608
      28    Perrigo Co. ......................................       538
      46    Pharmaceutical Product Development, Inc. .........     1,673
      21    Pharmion Corp. (D)................................       639
      25    Sciele Pharma, Inc. (D)...........................       616
      28    Sunrise Senior Living, Inc. (D)...................     1,066
      22    SurModics, Inc. (D)...............................       907
      15    United Therapeutics Corp. (D).....................       817
       9    Usana Health Sciences, Inc. (D)...................       343

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SMALL COMPANY FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
      30    Valeant Pharmaceuticals International.............  $    533
      43    Vertex Pharmaceuticals, Inc. (D)..................     1,310
      61    ViroPharma, Inc. (D)..............................       918
      21    West Pharmaceutical Services......................     1,025
      32    Zoll Medical Corp. (D)............................       781
                                                                --------
                                                                  74,768
                                                                --------
            SERVICES -- 15.4%
      10    Anixter International, Inc. (D)...................       702
      17    Atheros Communications, Inc. (D)..................       454
      14    CACI International, Inc. Class A (D)..............       633
      23    Central European Media Enterprises Ltd. (D)(G)....     2,037
      53    Cogent, Inc. (D)..................................       741
      27    Coinmach Service Corp. ...........................       289
      10    Coinstar, Inc. (D)................................       318
      41    Corvel (D)........................................     1,118
      18    DeVry, Inc. ......................................       588
      33    Diamond Management & Technology...................       369
      27    Digital River, Inc. (D)...........................     1,551
      70    Factset Research Systems, Inc. ...................     4,335
      45    First Consulting Group, Inc. (D)..................       451
     101    Focus Media Holding Ltd. ADR (D)..................     3,724
     152    Foundry Networks, Inc. (D)........................     2,303
      64    GameTech International, Inc. (D)..................       728
      20    Gartner, Inc. Class A (D).........................       493
      16    Geo Group, Inc. (D)...............................       809
      49    Healthspring, Inc. (D)............................     1,160
      16    Heidrick & Struggles International, Inc. (D)......       756
      23    Hub Group, Inc. (D)...............................       835
      96    Hythiam, Inc. (D).................................       667
      23    Inter-Tel, Inc. ..................................       588
      10    inVentiv Health, Inc. (D).........................       389
      58    INVESTools, Inc. (D)..............................       784
      90    Iron Mountain, Inc. (D)(G)........................     2,525
       9    Ixia (D)..........................................        73
      28    Korn/Ferry International (D)......................       653
     124    Live Nation, Inc. (D)(G)..........................     2,521
      20    Lodgenet Entertainment Corp. (D)..................       696
      42    Macrovision Corp. (D).............................     1,027
      32    Manhattan Associates, Inc. (D)....................       926
      15    Mantech International Corp. Class A (D)...........       454
     132    Mentor Graphics Corp. (D).........................     2,132
      12    Micros Systems (D)................................       673
     140    MoneyGram International, Inc. ....................     3,970
     185    Net Servicos de Comunicacao SA (D)................     2,798
      30    Netscout Systems, Inc. (D)........................       244
      19    Omnicell, Inc. (D)................................       441
      82    Pinnacle Entertainment, Inc. (D)..................     2,312
       7    Pre-Paid Legal Services, Inc. (D).................       393
     123    Priceline.com, Inc. (D)(G)........................     6,834
      22    Quality Systems...................................       870
      59    Sinclair Broadcast Group, Inc. Class A............       970
       7    Standard Parking Corp. (D)........................       253
      33    Stericycle, Inc. (D)(G)...........................     2,851
      10    Taleo Corp. Class A (D)...........................       160

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SERVICES -- (CONTINUED)
     211    TeleTech Holdings, Inc. (D).......................  $  7,972
      36    Time Warner Telecom, Inc. Class A (D).............       746
      49    Washington Group International, Inc. (D)(G).......     3,260
     122    Waste Connections, Inc. (D).......................     3,788
      54    WNS Holdings Ltd. ADR (D).........................     1,445
      12    Wright Express Corp. (D)..........................       363
                                                                --------
                                                                  78,172
                                                                --------
            TECHNOLOGY -- 25.6%
      11    A.O. Smith Corp. .................................       403
     246    Activision, Inc. (D)..............................     4,925
      21    Acuity Brands, Inc. ..............................     1,247
      32    ADTRAN, Inc. .....................................       814
      30    Advanced Energy Industries, Inc. (D)..............       744
     116    American Reprographics Co. LLC (D)(G).............     3,861
       3    American Science & Engineering, Inc. (D)..........       141
      89    Amkor Technology, Inc. (D)........................     1,247
      31    Ansoft Corp. (D)..................................     1,011
     100    Ansys, Inc. (D)(G)................................     5,121
     122    Art Technology Group, Inc. (D)....................       302
      14    Atlantic Tele-Network, Inc. ......................       364
       3    Baldor Electric Co. ..............................       115
      45    Blackbaud, Inc. ..................................     1,002
       8    Bottomline Technologies, Inc. (D).................       104
     140    Brocade Communications Systems, Inc. (D)..........     1,363
      61    Bruker BioSciences Corp. (D)......................       705
      46    C-COR.net Corp. (D)...............................       561
      14    China Techfaith Wirls Communication Technology ADR
              (D).............................................       114
      12    CommScope, Inc. (D)...............................       547
       6    Comtech Telecommunications Corp. (D)..............       238
      26    CSG Systems International, Inc. (D)...............       691
      45    Ctrip.com International Ltd. .....................     3,172
      13    Datascope Corp. ..................................       482
      16    DealerTrack Holdings, Inc. (D)....................       525
       8    Dionex Corp. (D)..................................       566
      82    Dobson Communications Corp. (D)...................       747
       5    Eagle Test Systems, Inc. (D)......................        90
      75    Emulex Corp. (D)..................................     1,576
      49    Equinix, Inc. (D)(G)..............................     4,069
     157    Evergreen Solar, Inc. (G).........................     1,531
      26    FLIR Systems, Inc. (D)............................     1,057
      15    FormFactor, Inc. (D)..............................       615
     159    Fossil, Inc. (D)(G)...............................     4,483
      44    General Communication, Inc. Class A (D)...........       625
       4    Genlyte Group (D).................................       323
     106    Hologic, Inc. (D).................................     6,121
      95    IHS, Inc. (D)(G)..................................     3,933
      52    Informatica Corp. (D).............................       761
      19    infoUSA, Inc. ....................................       182
       4    Innovative Solutions & Support, Inc. (D)..........       112
     106    Interactive Data Corp. ...........................     3,049
      46    Internap Network Services Corp. (D)...............       710
      52    Interwoven, Inc. (D)..............................       786
      61    j2 Global Communications, Inc. (D)................     1,759
      93    Kenexa Corp. (D)(G)...............................     2,891

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
      70    Leap Wireless International, Inc. (D)(G)..........  $  5,342
     136    LTX Corp. (D).....................................       809
       7    Magma Design Automation, Inc. (D).................        95
      80    Micrel, Inc. (D)..................................     1,005
      14    MicroStrategy, Inc. (D)...........................     1,598
      58    Ness Technologies, Inc. (D).......................       768
      26    Neustar, Inc. (D).................................       756
      69    Nuance Communications, Inc. (D)...................     1,069
     198    O2Micro International Ltd. ADR (D)................     2,047
     156    ON Semiconductor Corp. (D)........................     1,671
      13    PAETEC Holding Corp. (D)..........................       138
      29    Palomar Medical Technologies, Inc. (D)............     1,187
      20    Phase Forward, Inc. (D)...........................       316
      63    Photon Dynamics, Inc. (D).........................       758
      19    Polycom, Inc. (D).................................       643
     107    QLogic Corp. (D)..................................     1,917
     212    RealNetworks, Inc. (D)............................     1,599
     173    Red Hat, Inc. (D)(G)..............................     3,656
     108    RF Micro Devices, Inc. (D)........................       675
      12    SAVVIS, Inc. (D)..................................       624
     188    Silicon Storage Technology, Inc. (D)..............       774
      93    SiRF Technology Holdings, Inc. (D)(G).............     2,251
      45    Sirona Dental Systems, Inc. (G)...................     1,477
     376    Sonus Networks, Inc. (D)(G).......................     2,903
      17    SRA International, Inc. (D).......................       418
      19    Supertex, Inc. (D)................................       631
      48    Sybase, Inc. (D)..................................     1,159
      81    Syniverse Holdings, Inc. (D)......................       835
      27    Techwell, Inc. (D)................................       380
      83    Teledyne Technologies, Inc. (D)(G)................     3,656
      --    The Knot, Inc. (D)................................        10
      87    THQ, Inc. (D)(G)..................................     2,895
     153    Tibco Software, Inc. (D)..........................     1,398
      40    Transaction Systems Architects, Inc. (D)(G).......     1,275
      50    Trident Microsystems, Inc. (D)....................     1,068
      82    Trizetto Group, Inc. (D)..........................     1,595
       7    United Industrial Corp. ..........................       326
       2    Universal Electronics, Inc. (D)...................        43
     122    VA Software Corp. (D).............................       443
      27    Valueclick, Inc. (D)..............................       769
      12    Varian, Inc. (D)..................................       700
     179    VeriFone Holdings, Inc. (D)(G)....................     6,315
      73    Verint Systems, Inc. (D)..........................     2,100
      31    Vignette Corp. (D)................................       580
       6    Vital Images, Inc. (D)............................       184
      57    Websense, Inc. (D)................................     1,401
     103    Wind River Systems, Inc. (D)......................     1,009
      44    Zoran Corp. (D)...................................       878
                                                                --------
                                                                 129,931
                                                                --------
            TRANSPORTATION -- 2.2%
   3,002    Air Asia BHD (D)(A)...............................     1,695
      98    American Commercial Lines, Inc. (D)...............     2,881
       3    Atlas Air Worldwide Holdings, Inc. (D)............       169

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            TRANSPORTATION -- (CONTINUED)
     112    ExpressJet Holdings, Inc. (D).....................  $    666
      35    Horizon Lines, Inc. Class A.......................     1,178
      18    Hornbeck Offshore Services, Inc. (D)..............       566
      81    Landstar System, Inc. (G).........................     3,906
       5    Winnebago Industries, Inc. .......................       144
                                                                --------
                                                                  11,205
                                                                --------
            UTILITIES -- 0.8%
      46    Suntech Power Holdings Co., Ltd. ADR (D)(G).......     1,665
      72    Theolia S.A. (D)(A)...............................     2,652
                                                                --------
                                                                   4,317
                                                                --------
            Total common stock
              (cost $444,390).................................  $489,610
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 17.8%
            REPURCHASE AGREEMENTS -- 2.8%
 $ 3,686    Banc of America TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................  $  3,686
   1,365    BNP Paribas Securities Corp. TriParty Joint
              Repurchase Agreement,
              5.23%, 05/01/2007...............................     1,365
     890    BNP Paribas Securities Corp. Repurchase Agreement,
              5.10%, 05/01/2007...............................       890
      43    Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.10%, 05/01/2007...............................        43
   1,829    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................     1,829
   1,054    RBS Greenwich Capital Markets,
              5.10%, 05/01/2007...............................     1,054
   4,178    UBS Securities, Inc. TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................     4,178
   1,068    UBS Securities, Inc. Repurchase Agreement,
              5.10%, 05/01/2007...............................     1,068
                                                                --------
                                                                  14,113
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 15.0%
            CASH COLLATERAL REINVESTMENT FUND:
  76,477    Mellon GSL DBTII Collateral Fund..................    76,473
                                                                --------
            Total short-term investments
              (cost $90,586)..................................  $ 90,586
                                                                --------
            Total investments in securities
              (cost $534,976) (C).............................  $580,196
                                                                ========

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SMALL COMPANY FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.05% of total net assets at April 30, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2007, was $20,055, which represents 3.94% of total net assets.

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $536,722 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 54,485
      Unrealized depreciation........................   (11,011)
                                                       --------
      Net unrealized appreciation....................  $ 43,474
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at April 30, 2007.

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2007

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
Australian Dollar                               Buy              $128            $128           05/02/2007              $--
Australian Dollar                               Buy               658             659           05/03/2007               (1)
Australian Dollar                               Buy               175             174           05/03/2007                1
British Pound                                  Sell               355             354           05/02/2007               (1)
Mexican Peso                                   Sell               428             428           05/02/2007               --
                                                                                                                        ---
                                                                                                                        $(1)
                                                                                                                        ===

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SMALLCAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 98.1%
            BASIC MATERIALS -- 6.4%
      18    AK Steel Holding Corp. (D)........................  $    536
      10    Alpha Natural Resources, Inc. (D).................       179
      16    Aventine Renewable Energy Holdings, Inc. (D)(G)...       300
       9    Cabot Microelectronics Corp. (D)..................       303
      19    Carpenter Technology Corp. .......................     2,282
      30    Century Aluminum Co. (D)(G).......................     1,415
       7    Cenveo, Inc. (D)..................................       185
      44    Ceradyne, Inc. (D)(G).............................     2,601
      38    Champion Enterprises, Inc. (D)(G).................       386
      56    Chaparral Steel Co. (G)...........................     3,967
     101    Cleveland-Cliffs, Inc. (G)........................     7,021
      13    Georgia Gulf Corp. (G)............................       207
       8    Grace (W.R.) & Co. (D)............................       205
      24    Hercules, Inc. (D)................................       445
      11    Insteel Industries, Inc. .........................       184
       5    Kaydon Corp. .....................................       252
       5    NCI Building Systems, Inc. (D)....................       260
       5    Neenah Paper, Inc. ...............................       185
       9    Pioneer Co. (D)...................................       255
      14    Playtex Products, Inc. (D)(G).....................       212
       9    Quanex Corp. .....................................       385
       2    RTI International Metals, Inc. (D)................       223
      77    Select Comfort Corp. (D)(G).......................     1,434
      77    Sun Hydraulics Corp. .............................     2,401
     117    Tempur-Pedic International, Inc. (G)..............     3,033
      55    Timken Co. .......................................     1,824
       8    Tupperware Brands Corp. ..........................       231
                                                                --------
                                                                  30,911
                                                                --------
            CAPITAL GOODS -- 6.1%
       8    ACCO Brands Corp. (D).............................       183
      26    Armor Holdings, Inc. (D)(G).......................     1,852
       9    Clarcor, Inc. ....................................       278
      10    Daktronics, Inc. (G)..............................       236
      79    Graco, Inc. (G)...................................     3,134
      34    II - VI, Inc. (D).................................       911
      38    Intevac, Inc. (D).................................       916
      17    Leapfrog Enterprises, Inc. (D)....................       189
      48    Lennox International, Inc. .......................     1,613
      23    Lufkin Industries, Inc. ..........................     1,413
      12    Marvel Entertainment, Inc. (D)....................       355
      49    MKS Instruments, Inc. (D).........................     1,321
      43    Nordson Corp. (G).................................     1,971
       8    Oil States International, Inc. (D)................       280
      17    Orbital Sciences Corp. (D)........................       347
       7    SauerDanfoss, Inc. ...............................       200
      97    Steelcase, Inc. ..................................     1,888
      87    Tennant Co. ......................................     2,783
      12    Tessera Technologies, Inc. (D)....................       530
      33    Toro Co. (G)......................................     1,653
     113    Varian Semiconductor Equipment Associates, Inc.
              (D)(G)..........................................     7,485
                                                                --------
                                                                  29,538
                                                                --------
            CONSUMER CYCLICAL -- 12.7%
      58    Aeropostale, Inc. (D).............................     2,368
       8    Albany International Corp. Class A (G)............       320
      90    American Woodmark Corp. (G).......................     3,100

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            CONSUMER CYCLICAL -- (CONTINUED)
       3    AMREP Corp. (G)...................................  $    174
      89    AnnTaylor Stores Corp. (D)(G).....................     3,413
      69    Applied Industrial Technologies, Inc. ............     1,862
     417    Arris Group, Inc. (D).............................     6,183
      53    Bon-Ton Stores, Inc. (G)..........................     2,628
       8    Brown Shoe Co., Inc. .............................       228
      43    Charlotte Russe Holding, Inc. (D).................     1,187
       5    Deckers Outdoor Corp. (D).........................       379
      62    Dress Barn, Inc. (D)..............................     1,238
     146    DSW, Inc. (D)(G)..................................     5,655
      62    First Cash Financial Services, Inc. (D)...........     1,425
       4    Granite Construction, Inc. .......................       265
       8    Guess?, Inc. (G)..................................       318
      10    Gymboree Corp. (D)................................       394
       6    Hibbett Sports Inc. (D)...........................       178
      81    Hot Topic, Inc. (D)...............................       909
      12    Iconix Brand Group, Inc. (D)(G)...................       240
     101    J. Crew Group, Inc. (D)...........................     4,085
       7    K-Swiss, Inc. ....................................       188
      50    Maidenform Brands, Inc. (D).......................     1,009
      24    McGrath RentCorp..................................       715
       8    Men's Wearhouse, Inc. (G).........................       366
     100    New York & Co., Inc. (D)..........................     1,401
      75    Noble International Ltd. (G)......................     1,215
      21    P. F. Chang's China Bistro, Inc. (D)(G)...........       819
       9    Payless ShoeSource, Inc. (D)......................       281
      62    Phillips-Van Heusen Corp. ........................     3,450
      26    PSS World Medical, Inc. (D).......................       513
      90    Quicksilver, Inc. (D).............................     1,197
      43    RARE Hospitality International, Inc. (D)(G).......     1,241
      50    Sigma Designs, Inc. (D)(G)........................     1,169
     189    Skechers U.S.A., Inc. Class A (D).................     5,927
       7    Sotheby's.........................................       374
      90    Source Information Management Co. (D)(G)..........       585
      82    Talbots, Inc. (G).................................     1,915
       8    The Buckle, Inc. .................................       274
     184    True Religion Apparel, Inc. (D)(G)................     2,748
                                                                --------
                                                                  61,936
                                                                --------
            CONSUMER STAPLES -- 0.7%
       5    Chattem, Inc. (D)(G)..............................       277
       7    Lancaster Colony Corp. ...........................       309
       4    Ralcorp Holdings, Inc. (D)........................       273
     231    Sally Beauty Co., Inc. (D)........................     2,264
      11    Vector Group Ltd. (G).............................       208
                                                                --------
                                                                   3,331
                                                                --------
            ENERGY -- 4.7%
       8    Alon USA Energy, Inc. ............................       288
       5    ATP Oil & Gas Corp. (D)...........................       204
       7    Berry Petroleum Co. ..............................       251
     168    Cabot Oil & Gas Corp. (G).........................     6,113
      12    Comstock Resources, Inc. (D)......................       328
       8    Crosstex Energy, Inc. (G).........................       236
     111    Delek U.S. Holdings, Inc. ........................     2,113
      29    Frontier Oil Corp. (G)............................     1,018
       1    Giant Industries, Inc. (D)........................        67
     313    Grey Wolf, Inc. (D)...............................     2,244
      12    Headwaters, Inc. (D)..............................       267

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SMALLCAP GROWTH FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            ENERGY -- (CONTINUED)
      41    Hercules Offshore, Inc. (D)(G)....................  $  1,279
      11    Mariner Energy, Inc. (D)..........................       254
       3    Penn Virginia Corp. ..............................       273
      22    Petrohawk Energy Corp. (D)........................       321
       6    Petroleum Development Corp. (D)...................       296
     177    Pioneer Drilling Co. (D)(G).......................     2,429
      44    St. Mary Land & Exploration Co. ..................     1,619
      28    Swift Energy Co. (D)..............................     1,154
      47    Trico Marine Services, Inc. (D)(G)................     1,819
      32    Vaalco Energy, Inc. (D)...........................       174
       5    W-H Energy Services (D)...........................       264
                                                                --------
                                                                  23,011
                                                                --------
            FINANCE -- 8.3%
      71    Advanta Corp. Class B.............................     3,251
      20    Allied World Assurance Holdings Ltd. .............       895
      26    Amerigroup Corp. (D)..............................       721
     124    Amerisafe, Inc. (D)...............................     2,486
      62    Arch Capital Group Ltd. (D).......................     4,493
     121    Aspen Insurance Holdings Ltd. ....................     3,210
      15    Centene Corp. (D).................................       308
      18    City Holding Co. .................................       676
      12    Cousins Properties, Inc. (G)......................       407
      33    Dollar Financial Corp. (D)........................       950
       4    EastGroup Properties, Inc. .......................       205
      29    eHealth, Inc. (D)(G)..............................       645
     158    Encore Capital Group, Inc. (D)....................     1,885
      25    Ezcorp, Inc. (D)(G)...............................       378
      43    First Community Bancorp, Inc. ....................     2,359
       5    Greenhill & Co., Inc. (G).........................       307
      13    HealthExtras, Inc. (D)............................       396
     175    Impac Mortgage Holdings, Inc. (G).................       971
      43    IndyMac Bancorp, Inc. (G).........................     1,291
      12    Inland Real Estate Corp. .........................       218
       4    International Securities Exchange Holdings,
              Inc. ...........................................       283
      35    Maguire Properties, Inc. (G)......................     1,254
      13    Molina Healthcare, Inc. (D).......................       406
      52    National Financial Partners Corp. ................     2,400
     121    Net 1 UEPS Technologies, Inc. (D).................     3,049
      16    Omega Healthcare Investors........................       261
      10    optionsXpress Holdings, Inc. .....................       245
       3    PS Business Parks, Inc. (G).......................       216
      36    Strategic Hotels & Resorts, Inc. .................       784
      23    Sunstone Hotel Investors, Inc. ...................       642
      90    UTStarcom, Inc. (D)(G)............................       643
      67    Waddell and Reed Financial, Inc. Class A..........     1,625
      31    Wellcare Health Plans, Inc. (D)(G)................     2,531
                                                                --------
                                                                  40,391
                                                                --------
            HEALTH CARE -- 17.4%
     135    Acadia Pharmaceuticals, Inc. (D)(G)...............     1,843
       8    Adams Respiratory Therapeutics, Inc. (D)..........       315
      10    Affymetrix, Inc. (D)..............................       260
     284    Alkermes, Inc. (D)(G).............................     4,660
      11    Alpharma, Inc. Class A (G)........................       270
     107    American Oriental Bioengineering, Inc. (D)(G).....     1,064
       8    AmSurg Corp. (D)..................................       188

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            HEALTH CARE -- (CONTINUED)
      58    Amylin Pharmaceuticals, Inc. (D)(G)...............  $  2,397
     219    Applera Corp. -- Celera Group (D).................     3,062
      22    Apria Healthcare Group, Inc. (D)..................       682
     147    Ciphergen Biosystems, Inc. (D)(G).................       212
      45    CONMED Corp. (D)..................................     1,349
       9    Cubist Pharmaceuticals, Inc. (D)..................       182
     360    CV Therapeutics, Inc. (D)(G)......................     3,034
     120    Cytokinetics, Inc. (D)(G).........................       795
       4    Digene Corp. (D)..................................       194
     292    Encysive Pharmaceuticals, Inc. (D)(G).............       971
     203    Exelixis, Inc. (D)(G).............................     2,176
       7    Haemonetics Corp. (D).............................       335
       8    Healthways, Inc. (D)(G)...........................       325
     115    Human Genome Sciences, Inc. (D)(G)................     1,235
      68    Immucor, Inc. (D)(G)..............................     2,223
     141    Incyte Corp. (D)(G)...............................     1,087
      12    InterMune, Inc. (D)(G)............................       356
      67    Isis Pharmaceuticals, Inc. (D)(G).................       688
       6    Kyphon, Inc. (D)..................................       302
       9    LCA-Vision, Inc. (G)..............................       357
       9    Lifecell Corp. (D)(G).............................       264
     214    LifePoint Hospitals, Inc. (D)(G)..................     7,799
      56    Longs Drug Stores Corp. (G).......................     3,076
      46    Magellan Health Services, Inc. (D)................     1,954
     115    Mannatech, Inc. (G)...............................     1,770
      14    Medicines Co. (D)(G)..............................       325
      14    Medicis Pharmaceutical Corp. Class A..............       412
      97    Mentor Corp. .....................................     3,786
       8    Meridian Bioscience, Inc. ........................       252
      11    MGI Pharma, Inc. (D)..............................       233
      10    NBTY, Inc. (D)....................................       497
      16    Nektar Therapeutics (D)(G)........................       202
     664    NPS Pharmaceuticals, Inc. (D).....................     2,644
      79    Onyx Pharmaceuticals, Inc. (D)(G).................     2,117
      10    OSI Pharmaceuticals, Inc. (D).....................       357
       8    Par Pharmaceutical Cos., Inc. (D).................       221
       7    PAREXEL International Corp. (D)...................       266
     232    Perrigo Co. (G)...................................     4,403
      42    PharmaNet Development Group, Inc. (D).............     1,152
      88    Pharmion Corp. (D)................................     2,670
      36    Progenics Pharmaceuticals, Inc. (D)...............       871
       5    Psychiatric Solutions, Inc. (D)...................       165
     222    Regeneron Pharmaceuticals, Inc. (D)...............     6,025
     228    Rigel Pharmaceuticals, Inc. (D)...................     2,419
      70    Salix Pharmaceuticals Ltd. (D)(G).................       915
      10    Sciele Pharma, Inc. (D)...........................       259
     132    STERIS Corp. .....................................     3,379
       8    SurModics, Inc. (D)(G)............................       306
       6    United Therapeutics Corp. (D).....................       344
       6    Usana Health Sciences, Inc. (D)(G)................       235
      13    Valeant Pharmaceuticals International.............       225
      26    ViroPharma, Inc. (D)(G)...........................       398
       8    West Pharmaceutical Services......................       376
       7    Wright Medical Group, Inc. (D)(G).................       172
      85    Zoll Medical Corp. (D)............................     2,045
     101    Zymogenetics, Inc. (D)(G).........................     1,512
                                                                --------
                                                                  84,608
                                                                --------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            SERVICES -- 13.5%
      20    Advisory Board Co. (D)(G).........................  $    945
       8    Allscripts Healthcare Solutions, Inc. (D)(G)......       208
       4    Anixter International, Inc. (D)(G)................       283
       8    Atheros Communications, Inc. (D)..................       220
     202    BISYS Group, Inc. (D)(G)..........................     2,342
       6    CACI International, Inc. Class A (D)..............       261
      30    Central European Media Enterprises Ltd. (D).......     2,713
      50    Cerner Corp. (D)..................................     2,662
      22    Cogent, Inc. (D)..................................       313
      43    Comsys IT Partners, Inc. (D)......................       974
       9    Corvel (D)(G).....................................       258
       8    DeVry, Inc. ......................................       254
      19    Diamond Management & Technology...................       211
      11    Digital River, Inc. (D)...........................       618
      54    Factset Research Systems, Inc. ...................     3,322
      30    Foundry Networks, Inc. (D)........................       457
      10    Gartner, Inc. Class A (D).........................       262
       7    Geo Group, Inc. (D)...............................       342
      41    Gevity HR, Inc. (G)...............................       763
     217    Global Imaging Systems, Inc. (D)(G)...............     6,278
      86    Healthspring, Inc. (D)(G).........................     2,025
      42    Heidrick & Struggles International, Inc. (D)......     1,999
     123    Hub Group, Inc. (D)...............................     4,428
      66    Imergent, Inc. (G)................................     1,690
      33    inVentiv Health, Inc. (D).........................     1,268
      21    INVESTools, Inc. (D)(G)...........................       288
      75    ITT Educational Services, Inc. (D)................     7,330
      84    Jack Henry & Associates, Inc. (G).................     1,997
      12    Korn/Ferry International (D)......................       276
      74    Live Nation, Inc. (D)(G)..........................     1,508
       6    Lodgenet Entertainment Corp. (D)..................       206
      16    Macrovision Corp. (D).............................       388
      15    Manhattan Associates, Inc. (D)....................       420
       6    Mantech International Corp. Class A (D)...........       178
      68    Martha Stewart Living Omnimedia, Inc. (G).........     1,298
       5    Micros Systems (D)................................       284
      76    Parametric Technology Corp. (D)(G)................     1,349
     111    Perot Systems Corp. Class A (D)(G)................     1,983
       4    Pre-Paid Legal Services, Inc. (D)(G)..............       217
      83    Priceline.com, Inc. (D)(G)........................     4,641
       9    Quality Systems (G)...............................       375
      54    Resources Connection, Inc. (D)(G).................     1,617
      25    Sinclair Broadcast Group, Inc. Class A............       412
       8    TeleTech Holdings, Inc. (D).......................       298
      13    Time Warner Telecom, Inc. Class A (D).............       265
      85    Watson Wyatt Worldwide, Inc. .....................     3,997
      43    Wright Express Corp. (D)..........................     1,345
                                                                --------
                                                                  65,768
                                                                --------
            TECHNOLOGY -- 24.4%
       5    A.O. Smith Corp. .................................       194
     142    Acuity Brands, Inc. ..............................     8,376
      60    Acxiom Corp. .....................................     1,345
      14    ADTRAN, Inc. (G)..................................       346
     280    Advanced Energy Industries, Inc. (D)(G)...........     6,870
     194    Amkor Technology, Inc. (D)........................     2,709
       7    Ansoft Corp. (D)..................................       236
      45    Ansys, Inc. (D)(G)................................     2,292

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            TECHNOLOGY -- (CONTINUED)
      11    Authorize.Net Holdings, Inc. (D)..................  $    196
       5    Baldor Electric Co. ..............................       197
      42    Benchmark Electronics, Inc. (D)...................       887
       4    Biosite Diagnostics, Inc. (D).....................       401
     102    Blackbaud, Inc. ..................................     2,248
     427    Brocade Communications Systems, Inc. (D)(G).......     4,175
      22    Bruker BioSciences Corp. (D)......................       247
      18    C-COR.net Corp. (D)...............................       217
     143    Cirrus Logic, Inc. (D)............................     1,180
       5    CommScope, Inc. (D)...............................       238
      38    Comtech Telecommunications Corp. (D)..............     1,442
     108    CSG Systems International, Inc. (D)(G)............     2,897
       6    DealerTrack Holdings, Inc. (D)....................       205
       3    Dionex Corp. (D)(G)...............................       213
      34    Dobson Communications Corp. (D)...................       305
     183    Eagle Test Systems, Inc. (D)......................     3,157
     101    eFunds Corp. (D)(G)...............................     2,815
     350    Emulex Corp. (D)(G)...............................     7,337
      11    FLIR Systems, Inc. (D)(G).........................       440
       6    FormFactor, Inc. (D)..............................       239
       5    General Cable Corp. (D)...........................       300
     100    Golden Telecom, Inc. (G)..........................     5,849
      10    Hologic, Inc. (D).................................       548
       8    IHS, Inc. (D).....................................       341
      21    Informatica Corp. (D).............................       316
       8    Innovative Solutions & Support, Inc. (D)..........       209
      18    Internap Network Services Corp. (D)...............       280
      21    Interwoven, Inc. (D)..............................       315
     134    j2 Global Communications, Inc. (D)................     3,857
      92    Komag, Inc. (D)(G)................................     2,531
      66    Lamson & Sessions Co. (D).........................     1,679
      49    LTX Corp. (D).....................................       293
     202    Micrel, Inc. (D)..................................     2,538
      44    MicroStrategy, Inc. (D)...........................     5,026
      10    Middleby Corp. (D)................................     1,332
      46    Neustar, Inc. (D).................................     1,320
      91    Novatel, Inc. (D).................................     3,194
      28    Nuance Communications, Inc. (D)(G)................       436
     185    ON Semiconductor Corp. (D)(G).....................     1,977
      12    Palomar Medical Technologies, Inc. (D)............       491
      81    Polycom, Inc. (D).................................     2,711
      77    RealNetworks, Inc. (D)(G).........................       584
      47    Regal-Beloit Corp. (G)............................     2,181
      49    RF Micro Devices, Inc. (D)(G).....................       304
       5    SAVVIS, Inc. (D)..................................       266
     124    Silicon Image, Inc. (D)(G)........................     1,089
      60    Silicon Storage Technology, Inc. (D)..............       245
      12    SiRF Technology Holdings, Inc. (D)................       294
     366    Skyworks Solutions, Inc. (D)(G)...................     2,522
      73    Smart Modular Technologies, Inc. (D)..............       964
      10    Smith Micro Software, Inc. (D)....................       157
      34    Sonus Networks, Inc. (D)..........................       260
     149    Spectrum Brands, Inc. (D)(G)......................     1,036
       8    SRA International, Inc. (D).......................       191
       9    Supertex, Inc. (D)................................       300
      80    Sybase, Inc. (D)..................................     1,946
     100    Syntax-Brillian Corp. (D)(G)......................       713
       5    THQ, Inc. (D).....................................       180
      60    Tibco Software, Inc. (D)..........................       549

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SMALLCAP GROWTH FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
      58    Travelzoo, Inc. (D)(G)............................  $  1,607
      20    Trident Microsystems, Inc. (D)....................       429
      39    Triumph Group, Inc. ..............................     2,353
     191    Trizetto Group, Inc. (D)..........................     3,711
      46    Ultra Clean Holdings, Inc. (D)(G).................       669
      33    United Industrial Corp. (G).......................     1,619
     164    United Online, Inc. ..............................     2,364
      11    Valueclick, Inc. (D)..............................       326
       5    Varian, Inc. (D)..................................       294
     135    Vishay Intertechnology, Inc. (D)..................     2,241
       3    WebEx Communications, Inc. (D)....................       179
      23    Websense, Inc. (D)................................       579
      38    Wind River Systems, Inc. (D)......................       376
      32    Zoran Corp. (D)...................................       637
                                                                --------
                                                                 118,112
                                                                --------
            TRANSPORTATION -- 3.9%
      28    Alaska Air Group, Inc. (D)........................       814
     165    American Commercial Lines, Inc. (D)...............     4,852
       3    Atlas Air Worldwide Holdings, Inc. (D)............       190
      45    ExpressJet Holdings, Inc. (D).....................       266
      60    Freighter America, Inc. ..........................     2,991
      70    General Maritime Corp. ...........................     2,247
      13    Horizon Lines, Inc. Class A.......................       457
       7    Hornbeck Offshore Services, Inc. (D)..............       218
     243    Knight Transportation, Inc. (G)...................     4,732
      25    Thor Industries, Inc. ............................       988
      60    Werner Enterprises, Inc. (G)......................     1,129
       5    Winnebago Industries, Inc. .......................       173
                                                                --------
                                                                  19,057
                                                                --------
            Total common stock
              (cost $427,556).................................  $476,663
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 19.7%
            REPURCHASE AGREEMENTS -- 2.2%
 $ 1,243    Banc of America TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................  $  1,243
     460    BNP Paribas Securities Corp. TriParty Joint
              Repurchase Agreement,
              5.23%, 05/01/2007...............................       460
   2,070    BNP Paribas Securities Corp. Repurchase Agreement,
              5.10%, 05/01/2007...............................     2,070
      15    Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.10%, 05/01/2007...............................        15
     617    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................       617
   2,452    RBS Greenwich Capital Markets Repurchase
              Agreement,
              5.10%, 05/01/2007...............................     2,452

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            REPURCHASE AGREEMENTS -- (CONTINUED)
 $ 1,409    UBS Securities, Inc. TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................  $  1,409
   2,483    UBS Securities, Inc. Repurchase Agreement,
              5.10%, 05/01/2007...............................     2,483
                                                                --------
                                                                  10,749
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 17.5%
            CASH COLLATERAL REINVESTMENT FUND:
  85,144    Mellon GSL DBTII Collateral Fund..................    84,840
                                                                --------
PRINCIPAL
 AMOUNT
---------
            U.S. TREASURY BILL -- 0.0%
 $   175    U.S. Treasury Bill,
              5.06%, 06/14/2007 (M)(S)........................       174
                                                                --------
            Total short-term investments
              (cost $95,763)..................................  $ 95,763
                                                                --------
            Total investments in securities
              (cost $523,319) (C).............................  $572,426
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.66% of total net assets at April 30, 2007.

  (C) At April 30, 2007, the cost of securities for federal income tax purposes was $524,384 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $ 69,511
      Unrealized depreciation........................   (21,469)
                                                       --------
      Net unrealized appreciation....................  $ 48,042
                                                       ========

  (D) Currently non-income producing.

  (G) Security is partially on loan at April 30, 2007.

  (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (S) Security pledged as initial margin deposit for open futures contracts at April 30, 2007.

     FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2007

                                                                       UNREALIZED
                                 NUMBER OF                            APPRECIATION
      DESCRIPTION                CONTRACTS*   POSITION   EXPIRATION  (DEPRECIATION)
      -----------                ----------   --------   ----------  --------------
      Russell Mini futures           15         Long     June 2007        $(24)
                                                                          ====

     * The number of contracts does not omit 000's.

  (W) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD STOCK FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                              MARKET
       SHARES                                                               VALUE (W)
---------------------                                                       ----------
 COMMON STOCK -- 99.9%
                        BASIC MATERIALS -- 5.5%
           419          Alcoa, Inc. ......................................  $   14,853
           158          Arcelor Mittal (G)................................       8,456
           173          Cameco Corp. .....................................       8,047
           234          Companhia Vale do Rio Doce ADR....................       9,495
           193          Freeport-McMoRan Copper & Gold, Inc. .............      12,975
           185          Newmont Mining Corp. .............................       7,723
           213          SXR Uranium One, Inc. (D).........................       3,197
                                                                            ----------
                                                                                64,746
                                                                            ----------
                        CAPITAL GOODS -- 2.1%
            34          American Standard Cos., Inc. .....................       1,883
           181          Caterpillar, Inc. ................................      13,152
            85          Deere & Co. ......................................       9,266
                                                                            ----------
                                                                                24,301
                                                                            ----------
                        CONSUMER CYCLICAL -- 6.7%
           185          Best Buy Co., Inc. ...............................       8,640
           476          Circuit City Stores, Inc. ........................       8,306
           536          D.R. Horton, Inc. ................................      11,889
           183          Home Depot, Inc. .................................       6,923
           518          Lowe's Cos., Inc. ................................      15,815
           231          Supervalu, Inc. ..................................      10,589
           346          Wal-Mart Stores, Inc. ............................      16,566
                                                                            ----------
                                                                                78,728
                                                                            ----------
                        CONSUMER STAPLES -- 7.1%
           133          Bunge Ltd. Finance Corp. .........................      10,099
             2          Japan Tobacco, Inc. (A)...........................       9,451
           380          Kraft Foods, Inc. ................................      12,732
           330          PepsiCo, Inc. ....................................      21,797
           465          Procter & Gamble Co. .............................      29,923
                                                                            ----------
                                                                                84,002
                                                                            ----------
                        ENERGY -- 7.6%
            92          CNOOC Ltd. ADR....................................       7,830
            83          ConocoPhillips Holding Co. .......................       5,777
           269          EnCana Corp. .....................................      14,088
           225          Exxon Mobil Corp. ................................      17,876
           427          Halliburton Co. ..................................      13,578
           238          OAO Gazprom ADR (K)...............................       9,502
           281          Occidental Petroleum Corp. .......................      14,226
           117          XTO Energy, Inc. .................................       6,360
                                                                            ----------
                                                                                89,237
                                                                            ----------
                        FINANCE -- 23.3%
         1,043          Akbank T.A.S (A)(G)...............................       7,503
           443          American International Group, Inc. ...............      30,974
         1,021          Amvescap plc (A)..................................      11,977
           516          Bank of America Corp. ............................      26,244
           213          Bank of New York Co., Inc. .......................       8,606
           360          Capital One Financial Corp. ......................      26,749
           534          Citigroup, Inc. ..................................      28,644
           159          Commerce Bancorp, Inc. ...........................       5,300
           385          Countrywide Financial Corp. ......................      14,287
           460          E*Trade Financial Corp. (D).......................      10,150
            81          Goldman Sachs Group, Inc. ........................      17,707

                                                                              MARKET
       SHARES                                                               VALUE (W)
---------------------                                                       ----------
                        FINANCE -- (CONTINUED)
           251          ING Groep N.V.-Sponsored ADR (G)..................  $   11,466
             1          Mitsubishi UFJ Financial Group, Inc. (A)..........       5,794
           245          State Street Corp. ...............................      16,839
           293          UBS AG............................................      18,987
           349          UnitedHealth Group, Inc. .........................      18,529
           687          Western Union Co. ................................      14,470
                                                                            ----------
                                                                               274,226
                                                                            ----------
                        HEALTH CARE -- 10.6%
           193          Abbott Laboratories...............................      10,922
           102          AstraZeneca plc (A)...............................       5,556
           700          Boston Scientific Corp. (D).......................      10,805
           384          Bristol-Myers Squibb Co. .........................      11,082
           905          Elan Corp. plc ADR (D)(G).........................      12,554
           399          Eli Lilly & Co. ..................................      23,575
            95          Merck & Co., Inc. ................................       4,887
           388          Sanofi-Aventis S.A. ADR (G).......................      17,803
           447          Schering-Plough Corp. ............................      14,196
           380          Shionogi & Co., Ltd. (A)(G).......................       7,405
           116          Wyeth.............................................       6,421
                                                                            ----------
                                                                               125,206
                                                                            ----------
                        SERVICES -- 8.1%
           246          Accenture Ltd. Class A............................       9,634
           297          KBR, Inc. (D).....................................       6,140
           114          Monster Worldwide, Inc. (D).......................       4,794
           838          Time Warner, Inc. ................................      17,280
           356          United Parcel Service, Inc. Class B...............      25,094
           251          Viacom, Inc. Class B (D)..........................      10,364
           305          Waste Management, Inc. ...........................      11,414
           881          XM Satellite Radio Holdings, Inc. Class A
                          (D)(G)..........................................      10,304
                                                                            ----------
                                                                                95,024
                                                                            ----------
                        TECHNOLOGY -- 28.3%
           180          Activision, Inc. (D)(G)...........................       3,594
           200          Apple, Inc. (D)...................................      19,990
           729          AT&T, Inc. .......................................      28,225
         1,062          Cisco Systems, Inc. (D)...........................      28,395
           533          Corning, Inc. (D).................................      12,650
         1,066          EMC Corp. (D).....................................      16,177
           713          Flextronics International Ltd. (D)(G).............       7,952
         1,597          General Electric Co. .............................      58,880
            44          Google, Inc. (D)..................................      20,552
           365          Maxim Integrated Products, Inc. ..................      11,571
           424          Medtronic, Inc. ..................................      22,437
            82          NII Holdings, Inc. Class B (D)....................       6,286
           738          Oracle Corp. (D)..................................      13,871
            67          Research In Motion Ltd. (D).......................       8,750
             9          Samsung Electronics Co., Ltd. (A).................       5,762
           233          Sharp Corp. (A)...................................       4,276
         1,059          Sprint Nextel Corp. ..............................      21,204
           457          Texas Instruments, Inc. ..........................      15,697
           124          Whirlpool Corp. ..................................      13,105
           473          Yahoo!, Inc. (D)..................................      13,266
                                                                            ----------
                                                                               332,640
                                                                            ----------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD STOCK FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                              MARKET
       SHARES                                                               VALUE (W)
---------------------                                                       ----------
COMMON STOCK -- (CONTINUED)
                        UTILITIES -- 0.6%
            46          E.On AG (A)(G)....................................  $    6,846
                                                                            ----------
                        Total common stock
                          (cost $1,084,592)...............................  $1,174,956
                                                                            ----------
  PRINCIPAL
    AMOUNT
---------------------
 SHORT-TERM INVESTMENTS -- 5.2%
                        REPURCHASE AGREEMENTS -- 0.2%
      $  1,083          Bank of America Securities TriParty Joint
                          Repurchase Agreement,
                          5.24%, 05/01/2007...............................  $    1,083
           401          BNP Paribas Securities Corp. TriParty Joint
                          Repurchase Agreement,
                          5.23%, 05/01/2007...............................         401
            13          Deutsche Bank Securities Joint Repurchase
                          Agreement,
                          5.10%, 05/01/2007...............................          13
           537          Deutsche Bank Securities TriParty Joint Repurchase
                          Agreement,
                          5.24%, 05/01/2007...............................         537
         1,227          UBS Securities, Inc. TriParty Joint Repurchase
                          Agreement,
                          5.24%, 05/01/2007...............................       1,227
                                                                            ----------
                                                                                 3,261
                                                                            ----------
    SHARES
---------------------
                        SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
                        LENDING -- 5.0%
                        CASH COLLATERAL REINVESTMENT FUND:
        58,397          Navigator Prime Portfolio.........................      58,397
                                                                            ----------
                        Total short-term investments
                          (cost $61,658)..................................  $   61,658
                                                                            ----------
                        Total investments in securities
                          (cost $1,146,250) (C)...........................  $1,236,614
                                                                            ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 16.55% of total net assets at April 30, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2007, was $64,570, which represents 5.49% of total net assets.

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $1,163,551 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation........................  $107,558
      Unrealized depreciation........................   (34,495)
                                                       --------
      Net unrealized appreciation....................  $ 73,063
                                                       ========

  (D)Currently non-income producing.

  (G)Security is partially on loan at April 30, 2007.

  (K)Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At April 30, 2007, the market value of these securities amounted to $9,502 or 0.81% of total net assets.

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2007

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                 TRANSACTION         VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                 -----------         ------         --------         ----------         --------------
British Pound                                  Buy              $3,465          $3,452          05/01/2007              $13
British Pound                                  Buy              1,264            1,262          05/02/2007                2
                                                                                                                        ---
                                                                                                                        $15
                                                                                                                        ===

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TARGET RETIREMENT 2010 FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
AFFILIATED INVESTMENT COMPANIES -- 99.1%
EQUITY FUNDS -- 46.8%
    23      Hartford Capital Appreciation Fund, Class Y.......    $  973
    13      Hartford Disciplined Equity Fund, Class Y.........       193
    10      Hartford Equity Income Fund, Class Y..............       148
    22      Hartford Global Leaders Fund, Class Y.............       465
     4      Hartford Growth Opportunities Fund, Class Y.......       140
    15      Hartford International Opportunities Fund, Class
              Y...............................................       273
    16      Hartford International Small Company Fund, Class
              Y...............................................       275
     3      Hartford Select SmallCap Value Fund, Class Y......        38
    10      Hartford Small Company Fund, Class Y..............       242
    59      Hartford Value Fund, Class Y......................       781
                                                                  ------
            Total equity funds
              (cost $3,386)...................................    $3,528
                                                                  ------
FIXED INCOME FUNDS -- 52.3%
    54      Hartford Floating Rate Fund, Class Y..............    $  547
   114      Hartford Income Fund, Class Y.....................     1,183
    44      Hartford Inflation Plus Fund, Class Y.............       466
   126      Hartford Short Duration Fund, Class Y.............     1,250
    46      Hartford Total Return Bond Fund, Class Y..........       495
                                                                  ------
            Total fixed income funds
              (cost $3,924)...................................    $3,941
                                                                  ------
            Total investments in affiliated
              investment companies
              (cost $7,310) (C)...............................    $7,469
                                                                  ======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $7,310 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation............................  $159
      Unrealized depreciation............................    --
                                                           ----
      Net unrealized appreciation........................  $159
                                                           ====

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TARGET RETIREMENT 2020 FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE (W)
------                                                       ---------
AFFILIATED INVESTMENT COMPANIES -- 99.4%
EQUITY FUNDS -- 63.4%
   44    Hartford Capital Appreciation Fund, Class Y.......   $ 1,862
   25    Hartford Disciplined Equity Fund, Class Y.........       365
   32    Hartford Equity Income Fund, Class Y..............       472
   25    Hartford Global Leaders Fund, Class Y.............       532
   13    Hartford Growth Opportunities Fund, Class Y.......       403
   30    Hartford International Opportunities Fund, Class
           Y...............................................       549
   33    Hartford International Small Company Fund, Class
           Y...............................................       554
   17    Hartford Select SmallCap Value Fund, Class Y......       205
   17    Hartford Small Company Fund, Class Y..............       407
  128    Hartford Value Fund, Class Y......................     1,698
                                                              -------
         Total equity funds
           (cost $6,758)...................................   $ 7,047
                                                              -------
FIXED INCOME FUNDS -- 36.0%
   57    Hartford Floating Rate Fund, Class Y..............   $   575
  166    Hartford Income Fund, Class Y.....................     1,724
   41    Hartford Inflation Plus Fund, Class Y.............       433
   73    Hartford Short Duration Fund, Class Y.............       723
   51    Hartford Total Return Bond Fund, Class Y..........       545
                                                              -------
         Total fixed income funds
           (cost $3,984)...................................   $ 4,000
                                                              -------
         Total investments in affiliated investment
           companies
           (cost $10,742) (C)..............................   $11,047
                                                              =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $10,743 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation............................  $304
      Unrealized depreciation............................    --
                                                           ----
      Net unrealized appreciation........................  $304
                                                           ====

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TARGET RETIREMENT 2030 FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
AFFILIATED INVESTMENT COMPANIES -- 99.2%
EQUITY FUNDS -- 77.9%
    41      Hartford Capital Appreciation Fund, Class Y.......    $1,714
    44      Hartford Disciplined Equity Fund, Class Y.........       658
    26      Hartford Equity Income Fund, Class Y..............       383
    21      Hartford Global Leaders Fund, Class Y.............       444
    11      Hartford Growth Opportunities Fund, Class Y.......       347
    34      Hartford International Opportunities Fund, Class
              Y...............................................       627
    37      Hartford International Small Company Fund, Class
              Y...............................................       628
    15      Hartford Select SmallCap Value Fund, Class Y......       182
    18      Hartford Small Company Fund, Class Y..............       429
   123      Hartford Value Fund, Class Y......................     1,639
                                                                  ------
            Total equity funds
              (cost $6,722)...................................    $7,051
                                                                  ------
FIXED INCOME FUNDS -- 21.3%
    39      Hartford Inflation Plus Fund, Class Y.............    $  412
    42      Hartford Short Duration Fund, Class Y.............       417
   102      Hartford Total Return Bond Fund, Class Y..........     1,095
                                                                  ------
            Total fixed income funds
              (cost $1,915)...................................    $1,924
                                                                  ------
            Total investments in affiliated investment
              companies
              (cost $8,637) (C)...............................    $8,975
                                                                  ======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $8,637 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation............................  $338
      Unrealized depreciation............................    --
                                                           ----
      Net unrealized appreciation........................  $338
                                                           ====

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE CALIFORNIA FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 MUNICIPAL BONDS -- 91.2%
            GENERAL OBLIGATIONS -- 9.1%
 $  500     Atwater, CA, Public FA Sewer & Water Proj,
              5.50%, 05/01/2028...............................   $   511
    870     California, GO,
              4.75%, 09/01/2028...............................       893
    300     California Statewide Community DA,
              4.80%, 09/01/2046...............................       297
    600     Covina Valley, CA, USD,
              4.38%, 08/01/2027...............................       598
    400     Grant, CA, Joint USD GO,
              4.38%, 08/01/2031...............................       394
    250     Puerto Rico Commonwealth, GO,
              5.00%, 07/01/2030...............................       261
    200     San Diego, CA, Redev Agency Centre City Sub Pkg,
              5.25%, 09/01/2026...............................       205
                                                                 -------
                                                                   3,159
                                                                 -------
            HEALTH CARE/SERVICES -- 3.5%
    200     California ABAG FA for Non-Profit Corp,
              San Diego Hospital Assoc,
              5.38%, 03/01/2021...............................       209
    250     California Health Fac FA, Catholic Healthcare
              West,
              5.25%, 07/01/2023...............................       264
    250     California Pollution Control FA, Pacific Gas &
              Electric,
              3.50%, 12/01/2023...............................       250
    200     California Public Works Board, Dept of Mental
              Health Patton,
              5.38%, 04/01/2028...............................       211
    250     California Statewide Community DA, Health Services
              Rev,
              6.00%, 10/01/2023...............................       274
                                                                 -------
                                                                   1,208
                                                                 -------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 15.5%
    180     California Educational Fac Auth, La Verne
              University,
              5.00%, 06/01/2031...............................       185
    200     California Educational Fac Auth Rev,
              5.00%, 01/01/2025...............................       206
    455     California Educational Fac Auth Rev,
              5.00%, 10/01/2025...............................       469
    300     California Educational Fac Auth Rev,
              5.00%, 12/01/2025...............................       310
    630     California Educational Fac Auth Rev,
              5.00%, 04/01/2030...............................       653
    750     California Educational Fac Auth, University of the
              Pacific,
              5.00%, 11/01/2036...............................       775
    250     California Municipal FA,
              4.75%, 04/01/2027...............................       249
    175     California Statewide Community DA,
              4.88%, 10/01/2035...............................       178

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            HIGHER EDUCATION -- (CONTINUED)
 $  250     California Statewide Community DA, John F Kennedy
              University Rev,
              6.75%, 10/01/2033...............................   $   273
  1,000     California State University Rev,
              5.00%, 11/01/2028...............................     1,059
  1,895     Chabot-Las Positas, CA, Community College Dist,
              5.05%, 08/01/2033 (M)...........................       532
    310     Long Beach, CA, Harbor Rev Ref,
              5.00%, 05/15/2015...............................       329
    110     University Virgin Islands,
              5.00%, 12/01/2021...............................       113
                                                                 -------
                                                                   5,331
                                                                 -------
            HOUSING (HFA'S, ETC.) -- 3.2%
    600     California Housing Fin Agency Rev, Home Mortgage
              AMT,
              4.80%, 08/01/2037 (Q)...........................       600
    500     Monterey County, CA, Certificate of Participation,
              4.50%, 08/01/2037...............................       494
                                                                 -------
                                                                   1,094
                                                                 -------
            LAND DEVELOPMENT -- 4.5%
    100     Capistrano, CA, USD Community Fac Dist Special Tax
              90-2 Talega,
              5.88%, 09/01/2022...............................       112
    200     Elk Grove, CA, Special Tax East Franklin
              Community,
              5.85%, 08/01/2036...............................       205
    250     Oakland, CA, Redev Agency Tax Allocation,
              Colliseum Area Redev,
              5.25%, 09/01/2033...............................       271
    500     Petaluma, CA, Community Development Tax
              Allocation,
              4.50%, 05/01/2039...............................       495
    425     Solano, CA, MBIA,
              5.25%, 11/01/2021...............................       460
                                                                 -------
                                                                   1,543
                                                                 -------
            MISCELLANEOUS -- 13.2%
    500     California Infrastructure & Econ Development, Bay
              Area Toll Bridges,
              5.00%, 07/01/2022...............................       555
    300     Corona, CA, Redev Agency Tax Allocation,
              4.50%, 11/01/2032...............................       296
  1,000     Golden State Tobacco Securitization Agency,
              5.00%, 06/01/2033...............................       996
  1,000     Kern County, CA, Tobacco Securitization Agency,
              6.00%, 06/01/2029 #.............................     1,067
    250     Lathrop, CA, FA Rev Water Supply Proj,
              6.00%, 06/01/2035...............................       265

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            MISCELLANEOUS -- (CONTINUED)
 $1,000     San Francisco, CA, Toll Bridge Rev,
              5.00%, 04/01/2031...............................   $ 1,058
    300     Virgin Islands Public FA Rev,
              4.25%, 10/01/2029...............................       295
                                                                 -------
                                                                   4,532
                                                                 -------
            POLLUTION CONTROL -- 3.0%
    250     Big Bear Municipal Water Dist, Ref Lake
              Improvements,
              5.00%, 11/01/2024...............................       254
    250     California Statewide Community DA,
              5.00%, 11/01/2029...............................       250
    250     Virgin Island Public FA,
              4.70%, 07/01/2022...............................       251
    250     Virgin Islands Public FA, Revhovenska Refinery,
              6.13%, 07/01/2022...............................       277
                                                                 -------
                                                                   1,032
                                                                 -------
            PUBLIC FACILITIES -- 2.2%
    250     California Public Works Board, Dept of Corrections
              Ref,
              5.00%, 12/01/2018...............................       268
    300     California Public Works Board, Dept of Health
              Services Richmond Lab,
              5.00%, 11/01/2030...............................       315
    160     California Statewide Community DA,
              Var-Kaiser-C,
              5.25%, 08/01/2031...............................       169
                                                                 -------
                                                                     752
                                                                 -------
            SPECIAL TAX ASSESSMENT -- 9.8%
     50     Beaumont, CA, FA Rev,
              7.25%, 09/01/2020...............................        57
    350     Burbank, CA, FA Rev South San Fernando Redev Proj,
              5.50%, 12/01/2023...............................       367
    650     Chico, CA, Redev Agency Tax Allocation,
              5.00%, 04/01/2027...............................       687
    400     Contra Costa County, CA, Pub FA Tax Allocation,
              5.63%, 08/01/2033...............................       422
    400     Fontana, CA, Redev Agency Tax Allocation Ref,
              Jurupa Hills Redev Proj,
              5.50%, 10/01/2027...............................       410
    400     Huntington Park, CA, Public FA Rev Ref,
              5.25%, 09/01/2019...............................       441
    150     Lake Elsinore, CA, Special Tax Community Fac
              District #2005-6,
              5.00%, 09/01/2030...............................       151
    300     Oceanside, CA, Community Development,
              5.70%, 09/01/2025...............................       319
    200     Riverside County, CA, Public FA,
              4.50%, 10/01/2037...............................       198

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            SPECIAL TAX ASSESSMENT -- (CONTINUED)
 $  150     San Diego, CA, Redev Agency Tax Allocation, North
              Bay Redev Proj,
              5.60%, 09/01/2017...............................   $   156
    175     San Diego, CA, Redev Agency Tax Allocation, North
              Park Redev Proj,
              5.30%, 09/01/2016...............................       181
                                                                 -------
                                                                   3,389
                                                                 -------
            TAX ALLOCATION -- 20.8%
    100     Azusa, CA, Special Tax Community Fac Dist 1
              Mountain Cove,
              5.75%, 09/01/2021...............................       104
    250     Beaumont, CA, FA,
              5.05%, 09/01/2037...............................       250
    225     Chino, CA, Community Fac Dist Special Tax,
              5.00%, 09/01/2036...............................       226
    250     Escondido, CA, Community Fac Dist Special Tax,
              5.15%, 09/01/2036...............................       252
    250     Hemet, CA, USD,
              5.13%, 09/01/2036...............................       251
    325     Imperial, CA, Special Tax Community Fac,
              5.00%, 09/01/2026...............................       324
    300     Indio, CA, Community Fac Dist Special Tax,
              5.05%, 09/01/2026...............................       302
    135     Indio, CA, Public FA Rev Local Agency,
              5.00%, 09/02/2014...............................       137
     57     Indio, CA, Public Improvement Act Special
              Assessment 2002-3 GO,
              6.35%, 09/02/2027...............................        59
    225     Irvine, CA, Community Fac Dist 2005-2,
              5.20%, 09/01/2026...............................       231
    100     Jurupa, CA, Community Services Dist 6 Special Tax,
              5.88%, 09/01/2032...............................       102
    250     Jurupa, CA, Community Services Dist 17 Special
              Tax,
              5.20%, 09/01/2036...............................       255
    250     Lake Elsinore, CA, Special Tax Community Fac Dist
              3,
              5.15%, 09/01/2025...............................       258
    200     Lake Elsinore, CA, Special Tax Community Fac Dist
              2005-1A,
              5.35%, 09/01/2036...............................       203
    100     Lake Elsinore, CA, Special Tax Community Fac Dist
              2-A,
              5.85%, 09/01/2024...............................       106
    150     Lee Lake, CA, Water Dist Community Fac Dist 3
              Special Tax Retreat,
              5.75%, 09/01/2023...............................       158
    295     Manhattan Beach, CA, Improvement Board Special
              Tax,
              5.00%, 09/02/2026...............................       304
    110     Moreno Valley, CA, USD Community Fac Special Tax
              2002-1,
              5.60%, 09/01/2017...............................       115

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE CALIFORNIA FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            TAX ALLOCATION -- (CONTINUED)
 $  100     Orange County, CA, Community Fac Dist Special Tax
              02-1 Ladera Ranch,
              5.20%, 08/15/2019...............................   $   103
    200     Orange County, CA, Community Fac Dist Special Tax
              02-1 Ladera Ranch,
              5.40%, 08/15/2022...............................       205
    165     Orange County, CA, Special Tax Assessment,
              5.05%, 09/02/2033...............................       167
    300     Perris, CA, Community Fac Dist Special Tax 2001-1,
              5.00%, 09/01/2037...............................       299
    100     Perris, CA, Public FA Local Agency Rev,
              6.25%, 09/01/2033...............................       109
    250     Poway, CA, USD Special Tax Dist 2001-1,
              5.13%, 09/01/2026...............................       255
    200     Roseville, CA, Special Tax Dist 1 Westpark,
              5.25%, 09/01/2025...............................       205
    250     Sacramento, CA, North Natomas Community Fac,
              5.00%, 09/01/2025...............................       253
    300     Sacramento, CA, North Natomas Community Fac,
              5.00%, 09/01/2026...............................       306
    200     Santa Margarita, CA, Water Dist Special Tax
              Community Fac Dist 99-1,
              6.00%, 09/01/2030...............................       211
    200     Sun Ranch, CA, Municipal Water Dist,
              5.00%, 09/01/2036...............................       201
    250     Tustin, CA, USD Community Fac Dist Special Tax 97
              Jr Lien,
              5.60%, 09/01/2029...............................       256
    200     Val Verde, CA, USD FA Special Tax Rev Jr Lien,
              6.00%, 10/01/2021...............................       209
    300     Westside, CA, USD Special Tax 2005-2,
              5.00%, 09/01/2036...............................       301
    300     William S Hart USD Special Tax,
              5.25%, 09/01/2026...............................       307
    125     William S Hart USD Special Tax,
              5.85%, 09/01/2022...............................       132
                                                                 -------
                                                                   7,156
                                                                 -------
            UTILITIES -- COMBINED -- 0.8%
    250     California State Water Dept, Res Power Supply Rev,
              5.88%, 05/01/2016...............................       278
                                                                 -------
            UTILITIES -- GAS -- 0.9%
    300     Chula Vista, CA, IDR Daily San Diego Gas,
              5.30%, 07/01/2021...............................       321
                                                                 -------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            UTILITIES -- WATER AND SEWER -- 4.7%
 $1,000     California Metropolitan Water Dist, Southern CA
              Waterworks Rev,
              4.38%, 07/01/2037...............................   $   994
    375     Stockton, CA, Wastewater Sys Proj MBIA,
              5.20%, 09/01/2029...............................       389
    240     Truckee-Donner, CA, Public Utilities Dist,
              5.00%, 11/15/2031...............................       252
                                                                 -------
                                                                   1,635
                                                                 -------
            Total municipal bonds
              (cost $30,560)..................................   $31,430
                                                                 -------
SHORT-TERM INVESTMENTS -- 8.0%
            FINANCE -- 8.0%
  2,771     Dreyfus Basic California Municipal Money Market...     2,771
                                                                 -------
            Total short-term investments
              (cost $2,771)...................................   $ 2,771
                                                                 -------
            Total investments in securities
              (cost $33,331) (C)..............................   $34,201
                                                                 =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $33,331 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation............................  $883
      Unrealized depreciation............................   (13)
                                                           ----
      Net unrealized appreciation........................  $870
                                                           ====

# This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

(M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

(Q) The cost of securities purchased on a when-issued or delayed delivery basis at April 30, 2007 was $600.

(W) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

      AMT   -- Alternative Minimum Tax
      DA    -- Development Authority
      FA    -- Finance Authority
      GO    -- General Obligations
      IDR   -- Industrial Development Revenue Bond
      MBIA  -- Municipal Bond Insurance Association
      USD   -- United School District

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE MINNESOTA FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

      PRINCIPAL                                                              MARKET
       AMOUNT                                                               VALUE (W)
---------------------                                                       ---------
  MUNICIPAL BONDS -- 96.6%
                        AIRPORT REVENUES -- 4.3%
       $  500           Minneapolis & St Paul, MN, Airport Commission,
                          5.00%, 01/01/2035...............................   $   523
        1,000           Minneapolis & St Paul, MN, Airport Commission FGIC
                          AMT,
                          5.63%, 01/01/2018...............................     1,051
                                                                             -------
                                                                               1,574
                                                                             -------
                        GENERAL OBLIGATIONS -- 14.8%
        1,000           Anoka-Hennepin, MN, ISD 11 GO Credit Enhancement
                          Program,
                          5.00%, 02/01/2015...............................     1,043
        1,300           Becker, MN, ISD 726 GO FSA,
                          6.00%, 02/01/2017...............................     1,376
          500           Brainerd, MN, ISD 181 GO FGIC,
                          5.38%, 02/01/2016...............................       539
          250           Minneapolis, MN, Parking Assessment GO,
                          5.00%, 12/01/2020...............................       264
          785           Mounds View, MN, ISD 621 GO,
                          5.25%, 02/01/2014...............................       825
        1,950           Rosemount, MN, ISD 196 GO MBIA,
                          5.70%, 04/01/2015 (M)...........................     1,408
                                                                             -------
                                                                               5,455
                                                                             -------
                        HEALTH CARE/SERVICES -- 26.7%
          250           Bemidji, MN, Health Care Fac,
                          5.00%, 09/01/2021...............................       260
          250           Bemidji, MN, Health Care Fac,
                          5.00%, 09/01/2024...............................       260
          175           Canby, MN, Community Hospital Dist 1,
                          5.00%, 10/01/2018...............................       177
        1,130           Duluth, MN, Econ DA Health Care Fac Rev
                          Benedictine Health Sys St Mary's,
                          5.50%, 02/15/2023...............................     1,202
          350           Inver Grove Heights, MN, Presbyterian Homes Care,
                          5.50%, 10/01/2033...............................       356
          350           Marshall, MN, Avera Marshall Regional Medical
                          Center, 4.75%, 11/01/2028.......................       354
          250           Minneapolis, MN, Health Care Sys AllinaHealth,
                          6.00%, 11/15/2018...............................       274
        1,000           Minnesota Agriculture and Econ Development
                          Healthcare Fac, Benedictine Health,
                          5.25%, 02/15/2014...............................     1,048
          330           Northfield, MN, Hospital Rev,
                          5.38%, 11/01/2031...............................       345
        1,000           Rochester, MN, Health Care Fac Rev,
                          5.00%, 11/15/2036...............................     1,034
          300           St Louis Park, MN, Roitenberg Family Assisted
                          Proj, 5.55%, 08/15/2029.........................       309
        1,000           St Paul, MN, Housing & Redev Auth Health Care,
                          5.25%, 05/15/2036...............................     1,035
          335           St Paul, MN, Housing & Redev Auth Hospital Rev,
                          6.00%, 11/15/2025...............................       371
          750           Stillwater, MN, Health Sys Obligation Group,
                          5.00%, 06/01/2035...............................       763

      PRINCIPAL                                                              MARKET
       AMOUNT                                                               VALUE (W)
---------------------                                                       ---------
                        HEALTH CARE/SERVICES -- (CONTINUED)
       $  725           Todd, Morrison, Cass, & Wadena County, MN,
                          Hospital Lakewood Health Care Fac,
                          5.25%, 12/01/2026...............................   $   763
        1,000           Waconia, MN, Health Care Fac Rev Ridgeview Medical
                          Center Proj,
                          6.10%, 01/01/2019...............................     1,062
          250           Willmar, MN, Rice Memorial Hospital Proj FSA,
                          5.00%, 02/01/2025...............................       262
                                                                             -------
                                                                               9,875
                                                                             -------
                        HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 20.4%
        1,000           Golden Valley, MN, Breck School Proj Rev,
                          5.88%, 10/01/2019...............................     1,051
          500           Minnesota Higher Education FA, Augsburg College,
                          5.00%, 05/01/2020...............................       519
          500           Minnesota Higher Education FA, Augsburg College,
                          5.00%, 05/01/2023...............................       517
          350           Minnesota Higher Education FA, College of St
                          Benedict, 5.25%, 03/01/2024.....................       366
          300           Minnesota Higher Education FA, Minneapolis College
                          of Art and Design,
                          5.00%, 05/01/2026...............................       310
        1,000           Minnesota Higher Education FA, St Olaf,
                          4.50%, 10/01/2032...............................       984
          250           Ramsey, MN, Lease Rev Pact Charter School Proj,
                          6.50%, 12/01/2022...............................       264
          450           St Paul, MN, Housing & Redev Auth Hope Community
                          Academy Proj,
                          6.25%, 12/01/2019...............................       475
          300           St Paul, MN, Housing & Redev Auth Rev Ref Achieve
                          Language Academy,
                          6.75%, 12/01/2022...............................       312
          260           St Paul, MN, Housing & Redev Auth Hmong Academy
                          Proj, 6.00%, 09/01/2036 (H).....................       262
          825           St. Paul, MN, Housing & Redev Auth Lease Rev,
                          5.00%, 12/01/2036...............................       838
        1,000           University of Minnesota,
                          5.75%, 07/01/2018...............................     1,168
          270           University Virgin Islands,
                          5.13%, 12/01/2022...............................       279
          100           University Virgin Islands,
                          5.25%, 12/01/2023...............................       104
          125           University Virgin Islands,
                          5.25%, 12/01/2024...............................       130
                                                                             -------
                                                                               7,579
                                                                             -------
                        HOUSING (HFA'S, ETC.) -- 7.9%
          500           Golden Valley, MN, Calvary Center Apts Proj,
                          4.85%, 12/20/2041...............................       500
          500           Hastings, MN, Housing Rev,
                          5.25%, 11/01/2031...............................       503
          400           Minneapolis, MN, Housing Rev,
                          5.00%, 10/01/2037...............................       399
          770           Minnesota Residential Housing FA,
                          5.00%, 01/01/2020...............................       784

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE MINNESOTA FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

      PRINCIPAL                                                              MARKET
       AMOUNT                                                               VALUE (W)
---------------------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
                        HOUSING -- (CONTINUED)
       $  350           Prior Lake, MN, Shepherds Path Sr Housing,
                          5.75%, 08/01/2041...............................   $   357
          400           Stillwater, MN, Multifamily Housing Rev,
                          5.38%, 02/01/2032...............................       400
                                                                             -------
                                                                               2,943
                                                                             -------
                        MISCELLANEOUS -- 1.4%
          500           Woodbury, MN Economic Dev Auth, Summerhouse Proj,
                          5.75%, 06/01/2041...............................       513
                                                                             -------
                        POLLUTION CONTROL -- 3.6%
          500           Cohasset, MN, Pollution Control Rev Ref Coll
                          Allete Inc Proj,
                          4.95%, 07/01/2022...............................       512
          750           Virgin Islands Public FA, Revhovenska Refinery,
                          6.13%, 07/01/2022...............................       832
                                                                             -------
                                                                               1,344
                                                                             -------
                        PUBLIC FACILITIES -- 6.2%
          350           Minnesota Intermediate School Dist Lease Rev,
                          5.30%, 11/01/2032...............................       357
        1,000           Puerto Rico Commonwealth Public Fin Corp
                          Appropriation,
                          5.75%, 08/01/2027...............................     1,069
          360           Renville County, MN, Housing & Redev Auth, Health
                          & Human Services,
                          4.60%, 02/01/2027...............................       363
          500           St Paul, MN, PA Lease Rev,
                          5.00%, 12/01/2019...............................       523
                                                                             -------
                                                                               2,312
                                                                             -------
                        SPECIAL TAX ASSESSMENT -- 3.3%
          350           Minneapolis, MN, Tax Increment Grant Park Proj,
                          5.35%, 02/01/2030...............................       354
          835           Minnesota Agricultural Society, State Fair Rev,
                          5.13%, 09/15/2023...............................       869
                                                                             -------
                                                                               1,223
                                                                             -------
                        UTILITIES -- COMBINED -- 0.8%
          300           Princeton, MN, Public Utility Sys Rev,
                          5.00%, 04/01/2024...............................       308
                                                                             -------
                        UTILITIES -- ELECTRIC -- 4.2%
          500           Chaska, MN, Electric Rev,
                          5.00%, 10/01/2030...............................       521
          500           Minnesota Power Agency, Electric Rev,
                          5.25%, 10/01/2019...............................       538
          500           Northern MN Municipal Power Agency, Electric Sys
                          Rev FSA,
                          5.30%, 01/01/2021...............................       515
                                                                             -------
                                                                               1,574
                                                                             -------

      PRINCIPAL                                                              MARKET
       AMOUNT                                                               VALUE (W)
---------------------                                                       ---------
                        UTILITIES -- WATER AND SEWER -- 3.0%
       $1,000           Puerto Rico Commonwealth Aqueduct & Sewer Auth
                          Rev,
                          6.25%, 07/01/2013...............................   $ 1,121
                                                                             -------
                        Total municipal bonds
                          (cost $34,572)..................................   $35,821
                                                                             -------
SHORT-TERM INVESTMENTS -- 2.0%
                        FINANCE -- 2.0%
          739           State Street Bank Tax Free Money..................   $   739
                                                                             -------
                        Total short-term investments
                          (cost $739).....................................   $   739
                                                                             -------
                        Total investments in securities
                          (cost $35,311) (C)..............................   $36,560
                                                                             =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $35,312 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $1,282
      Unrealized depreciation..........................     (34)
                                                         ------
      Net unrealized appreciation......................  $1,248
                                                         ======

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

       PERIOD
      ACQUIRED   SHARES/PAR                 SECURITY                 COST BASIS
      --------   ----------                 --------                 ----------
      9/2006        260       St Paul, MN, Housing & Redev Auth
                              Lease Hmong Academy Proj,
                              6.00%, 09/01/2036                         $262

       The aggregate value of these securities at April 30, 2007 was $262, which represents 0.71% of total net assets.

(M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

(W) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

      AMT   -- Alternative Minimum Tax
      DA    -- Development Authority
      FA    -- Finance Authority
      FGIC  -- Financial Guaranty Insurance Company
      FSA   -- Financial Security Assurance
      GO    -- General Obligations
      ISD   -- Independent School District
      MBIA  -- Municipal Bond Insurance Association
      PA    -- Port Authority

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE NATIONAL FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 MUNICIPAL BONDS -- 94.9%
            ALABAMA -- 1.2%
 $1,855     Huntsville, AL, GO,
              5.25%, 05/01/2022...............................  $  2,002
                                                                --------
            ALASKA -- 1.2%
  1,000     Alaska Housing Finance Corp Home Mortgage,
              4.70%, 06/01/2027...............................     1,005
  1,000     Anchorage, AK, Anchorage Convention Center,
              5.00%, 09/01/2034...............................     1,053
                                                                --------
                                                                   2,058
                                                                --------
            ARIZONA -- 3.4%
    560     Arizona Sundance Community Fac Dist,
              5.13%, 07/15/2030...............................       584
    409     Arizona Sundance Community Fac Dist, Special
              Assess Rev 2,
              7.13%, 07/01/2027 (H)...........................       439
  1,800     Phoenix, AZ, GO,
              6.25%, 07/01/2017...............................     2,155
  1,100     Pima County, AZ, Charter Schools Proj,
              5.75%, 07/01/2016 (H)...........................     1,159
  1,000     Pima County, AZ, Noah Webster Basic School,
              5.60%, 12/15/2019...............................     1,041
    200     Vistancia, AZ, Community Fac Dist GO,
              6.75%, 07/15/2022 (H)...........................       221
                                                                --------
                                                                   5,599
                                                                --------
            CALIFORNIA -- 9.6%
  1,800     California Educational Fac Auth,
              5.00%, 01/01/2025 #.............................     1,852
    820     California Educational Fac Auth, La Verne
              University,
              5.00%, 06/01/2031...............................       844
  1,000     California Educational Fac Auth, University of the
              Pacific,
              5.00%, 11/01/2036...............................     1,033
    500     California GO,
              6.75%, 08/01/2011...............................       558
  1,000     California State Public Works Board,
              5.25%, 06/01/2030...............................     1,064
    260     California Statewide Community DA,
              5.00%, 11/01/2029...............................       260
    465     California Statewide Community DA, Var-Kaiser-C,
              5.25%, 08/01/2031...............................       493
    250     Capistrano, CA, USD Community Fac Dist Special Tax
              90-2 Talega,
              5.90%, 09/01/2020...............................       281
    625     Indio, CA, Public FA Rev Local Agency,
              5.63%, 09/02/2018...............................       645
     38     Indio, CA, Public Improvement Act Special Assess
              2002-3 GO,
              6.35%, 09/02/2027...............................        39
    400     Jurupa, CA, Community Services Dist 6 Special Tax,
              5.88%, 09/01/2032...............................       409

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            CALIFORNIA -- (CONTINUED)
 $  750     Lathrop, CA, FA Rev Water Supply Proj,
              6.00%, 06/01/2035...............................  $    796
    500     Moreno Valley, CA, USD Community Fac Dist Special
              Tax 2002-1,
              6.00%, 09/01/2022...............................       532
    700     Oceanside, CA, Community Development,
              5.70%, 09/01/2025...............................       744
    835     Orange County, CA, Special Assessment,
              5.05%, 09/02/2033...............................       845
    535     Palm Springs, CA, Community Redev Agency,
              5.50%, 09/01/2023...............................       568
    495     Perris, CA, Public FA Local Agency Rev,
              6.25%, 09/01/2033...............................       538
  1,000     Pomona, CA, Public FA Rev Sub-Merged Redev,
              5.50%, 02/01/2023...............................     1,093
    320     Sacramento, CA, North Natomas Community Fac,
              5.00%, 09/01/2025...............................       324
    500     San Diego, CA, Redev Agency Centre City Sub Pkg,
              5.25%, 09/01/2026...............................       512
  1,800     San Jose, CA, Santa Clara County University,
              4.91%, 08/01/2027 (M)...........................       734
  1,000     San Manuel, CA, Entertainment Auth Public
              Improvement,
              4.50%, 12/01/2016 (H)...........................     1,013
    800     Val Verde, CA, USD FA Special Tax Rev Jr Lien,
              6.00%, 10/01/2021...............................       836
                                                                --------
                                                                  16,013
                                                                --------
            COLORADO -- 4.5%
    600     Black Hawk, CO Excise Tax Rev,
              5.00%, 12/01/2021...............................       611
  1,000     Charter School Banning Lewis,
              6.13%, 12/15/2035 (H)...........................     1,037
  1,200     Colorado Health Facilities Authority, Adventist
              Health,
              5.25%, 11/15/2035...............................     1,262
  1,000     Fort Collins, CO, Pollution Control,
              4.70%, 09/01/2040...............................       988
  1,000     Pinery West, CO
              4.50%, 12/01/2032 (Q)...........................       975
  1,000     Reata, CO, North Metro District,
              5.50%, 12/01/2032 (I)...........................     1,003
  1,000     Sorrel Ranch, CO, Meter Dist Ltd Tax,
              5.75%, 12/01/2036...............................     1,023
    500     Tallyns Reach, CO, Board of Water Meter Dist #3,
              5.20%, 12/01/2036...............................       503
                                                                --------
                                                                   7,402
                                                                --------
            CONNECTICUT -- 0.6%
  1,000     Mashantucket, CT, West Pequot,
              5.50%, 09/01/2036 (I)...........................     1,051
                                                                --------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE NATIONAL FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            FLORIDA -- 9.4%
 $1,000     Amelia Walk Community Development,
              5.50%, 05/01/2037...............................  $  1,016
    965     Bellalgo, FL, Education Fac Benefits Dist Capital,
              5.85%, 05/01/2022...............................       997
    485     Colonial Country Club Community Development Dist,
              Capital Improvement Rev,
              6.40%, 05/01/2033...............................       526
  1,250     Florida Dept of Environmental Protection
              Preservation, MBIA,
              5.38%, 07/01/2015#..............................     1,354
    210     Gateway Services Community Development Dist of FL,
              Special Assessment
              Sun City Center Fort Meyers Proj,
              5.50%, 05/01/2010...............................       211
  3,000     Highland County, FL, Adventist Hospital,
              5.25%, 11/15/2036...............................     3,151
    750     Hollywood, FL, Community Redev Agency,
              5.13%, 03/01/2014...............................       762
  2,000     Jacksonville, FL, Economic Development Rev,
              4.75%, 03/01/2047...............................     1,941
  1,500     Lee Community Charter Schools,
              5.38%, 06/15/2037...............................     1,515
  2,000     Lee Memorial Health System, Florida Hospital Rev,
              5.00%, 04/01/2032...............................     2,050
  1,000     Rivercrest Community,
              4.25%, 05/01/2026...............................       951
    100     Rolling Hills Community Development Dist,
              5.45%, 05/01/2037...............................       102
  1,000     Sweetwater Creek, FL,
              5.30%, 05/01/2017...............................       998
                                                                --------
                                                                  15,574
                                                                --------
            GEORGIA -- 3.1%
    750     Augusta, GA, Airport Rev Passenger Fac Charge,
              5.15%, 01/01/2035...............................       771
  1,105     Fulton County, GA, School Dist GO,
              5.38%, 01/01/2018...............................     1,245
     35     Fulton County, GA, Water & Sewer Rev FGIC,
              6.38%, 01/01/2014...............................        39
  1,765     Fulton County, GA, Water & Sewer Rev FGIC Part
              (Prerefunded with State and Local Gov't
              Securities),
              6.38%, 01/01/2014...............................     1,948
    945     Georgia Municipal Electric Auth, Power Rev,
              6.50%, 01/01/2017...............................     1,104
     15     Georgia Municipal Electric Auth, Power Rev 2005
              Ser Y, (Prerefunded with
              US Gov't Securities),
              6.50%, 01/01/2017...............................        17

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            GEORGIA -- (CONTINUED)
 $   40     Georgia Municipal Electric Auth, Power Rev
              (Prerefunded with US Gov't Securities),
              6.50%, 01/01/2017...............................  $     47
                                                                --------
                                                                   5,171
                                                                --------
            IDAHO -- 0.6%
  1,000     Madison County, ID, Hospital Rev,
              5.25%, 09/01/2030...............................     1,028
                                                                --------
            ILLINOIS -- 5.3%
    445     Bolingbrook, IL, Sales Tax Rev,
              6.42%, 01/01/2024 (M)...........................       446
    960     Chicago, IL, Board of Education GO MBIA,
              5.25%, 12/01/2019...............................     1,024
  1,500     Chicago, IL, Proj & Ref Ser A,
              4.75%, 01/01/2036...............................     1,538
  1,000     Chicago, IL, Tax Increment Allocation Jr Lien
              Pilsen Redev B,
              6.75%, 06/01/2022...............................     1,084
    500     Illinois Education FA, Augustana College Ser A,
              5.70%, 10/01/2032...............................       527
    500     Plano, IL, Lakewood Springs Proj Special Services
              Area,
              6.10%, 03/01/2035...............................       529
  1,000     Round Lake, IL, Special Tax Rev,
              4.70%, 03/01/2033...............................     1,001
    498     Round Lake, IL, Special Tax Rev,
              6.70%, 03/01/2033...............................       570
  1,000     Wauconda, IL, Special Service Area 1 Liberty Lakes
              Proj,
              6.63%, 03/01/2033...............................     1,078
    966     Yorkville, IL, United City Special Service Area
              Tax 2003-100 Raintree Village Proj,
              6.88%, 03/01/2033 (H)...........................     1,036
                                                                --------
                                                                   8,833
                                                                --------
            INDIANA -- 1.2%
  2,000     Indiana Health, Clarian Health Obligation,
              5.00%, 02/15/2039...............................     2,044
                                                                --------
            IOWA -- 1.5%
    500     Coralville, IA, Urban Renewal,
              5.00%, 06/01/2047 (Q)...........................       501
  1,000     Iowa FA,
              4.80%, 01/01/2037...............................     1,006
  1,000     Iowa Higher Education Loan Auth, Grand View
              College,
              5.10%, 10/01/2036...............................     1,024
                                                                --------
                                                                   2,531
                                                                --------
            KANSAS -- 2.0%
  1,500     Kansas City, KS, Wyandotte County University
              Special Obligation Rev,
              5.00%, 12/01/2020...............................     1,557
    260     La Cygne, KS, Kansas City Power & Light,
              4.65%, 09/01/2035...............................       265

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            KANSAS -- (CONTINUED)
 $  500     Lawrence, KS, Lawrence Memorial Hospital,
              5.13%, 07/01/2036...............................  $    521
  1,000     Salina, KS, Salina Regional Health Hospital Rev,
              4.63%, 10/01/2031...............................     1,005
                                                                --------
                                                                   3,348
                                                                --------
            KENTUCKY -- 0.1%
    150     Boone County, KY, Pollution Control Dayton Power &
              Light,
              4.70%, 01/01/2028...............................       153
                                                                --------
            LOUISIANA -- 0.3%
    500     Louisiana Public FA Rev, Ochsner Clinic Foundation
              Proj,
              5.50%, 05/15/2027...............................       529
                                                                --------
            MARYLAND -- 0.7%
  1,000     Maryland Economic Development Corp, Student
              Housing Rev University of Maryland College Park
              Proj,
              6.50%, 06/01/2027...............................     1,151
                                                                --------
            MASSACHUSETTS -- 0.7%
    940     Massachusetts, GO Consolidated Loan,
              5.25%, 03/01/2021...............................     1,004
     60     Massachusetts, GO Consolidated Loan FSA
              (Prerefunded with US Gov't Securities),
              5.25%, 03/01/2021...............................        64
                                                                --------
                                                                   1,068
                                                                --------
            MICHIGAN -- 3.0%
    500     Detroit, MI, GO MBIA,
              5.50%, 04/01/2020...............................       532
  1,750     Detroit, MI, Water Supply Sys Ref Rev FGIC,
              6.50%, 07/01/2015...............................     2,037
  1,000     Macomb County, MI, Hospital FA Rev Mt Clemens Gen
              Hospital,
              5.75%, 11/15/2025...............................     1,044
    500     Michigan Hospital FA, Rev Ref Henry Ford Health
              Sys,
              5.63%, 03/01/2017...............................       547
    750     Michigan Strategic Fund Ltd, Rev Ref Dow Chemical
              Proj AMT,
              5.50%, 12/01/2028...............................       797
                                                                --------
                                                                   4,957
                                                                --------
            MINNESOTA -- 3.8%
    175     Inver Grove Heights, MN, Ref Presbyterian Homes
              Care,
              5.50%, 10/01/2033...............................       178
    750     Minneapolis, MN, Health Care System AllinaHealth,
              6.00%, 11/15/2018...............................       821

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            MINNESOTA -- (CONTINUED)
 $1,150     Minnesota Intermediate School Dist Lease Rev,
              5.30%, 11/01/2032...............................  $  1,173
    765     Minnesota Residential Housing Fin Agency,
              5.00%, 01/01/2020 #.............................       779
    500     Ramsey, MN, Lease Rev Pact Charter School Proj,
              6.50%, 12/01/2022...............................       528
    500     St Paul, MN, Redev Auth Rev Ref Achieve Language
              Academy,
              6.75%, 12/01/2022...............................       521
    740     St. Paul, MN, Housing & Redev Auth Hmong Academy
              Proj,
              6.00%, 09/01/2036 (H)...........................       747
    665     St. Paul, MN, Housing & Redev Auth Hospital Rev,
              6.00%, 11/15/2025...............................       737
    860     St. Paul, MN, Housing & Redev Auth Lease Rev,
              6.00%, 12/01/2018...............................       872
                                                                --------
                                                                   6,356
                                                                --------
            MISSISSIPPI -- 0.2%
    250     Lowndes County, MS, Solid Waste Disposal & Poll
              Control Rev Ref Weyerhaeuser Co Proj,
              6.80%, 04/01/2022...............................       304
                                                                --------
            MISSOURI -- 1.9%
    500     Branson, MO, State Development Fin Board
              Infrastructure,
              5.50%, 12/01/2032...............................       522
  1,000     Lees Summit, MO,
              5.75%, 03/01/2029...............................     1,031
    550     St Louis, MO, Industrial DA,
              5.35%, 06/15/2032...............................       555
  1,000     Stone Canyon, MO, Community Improvement Proj,
              5.75%, 04/01/2027...............................       996
                                                                --------
                                                                   3,104
                                                                --------
            MONTANA -- 0.4%
    700     Montana Fac FA Hospital,
              4.38%, 06/01/2036...............................       663
                                                                --------
            NEVADA -- 3.5%
    995     Clark County, NV, Improvement Dist 142,
              6.38%, 08/01/2023...............................     1,028
  1,080     North Las Vegas, NV, Local Improvement,
              5.10%, 12/01/2022 #.............................     1,113
  2,000     Reno, NV, Catholic Healthcare West,
              5.25%, 07/01/2031...............................     2,098
  1,485     Reno, NV, Hospital Rev,
              5.25%, 06/01/2032...............................     1,549
                                                                --------
                                                                   5,788
                                                                --------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE NATIONAL FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            NEW HAMPSHIRE -- 1.1%
 $1,000     New Hampshire Health & Education Fac,
              5.25%, 06/01/2036...............................  $  1,036
    750     New Hampshire Health & Education Fac, Elliot
              Hospital,
              5.60%, 10/01/2022...............................       805
                                                                --------
                                                                   1,841
                                                                --------
            NEW JERSEY -- 2.7%
    275     New Jersey Education Fac, Fairleigh Dickinson
              University,
              6.00%, 07/01/2025...............................       300
    500     New Jersey Education Fac, Georgian Court College,
              6.50%, 07/01/2033...............................       556
    800     New Jersey Econ DA Rev Cigarette Tax,
              5.63%, 06/15/2019...............................       835
    750     New Jersey Education Fac, Stevens Institute of
              Technology,
              5.13%, 07/01/2022...............................       779
  1,950     New Jersey Tobacco Settlement Funding Corp,
              6.13%, 06/01/2024...............................     2,086
                                                                --------
                                                                   4,556
                                                                --------
            NEW MEXICO -- 1.0%
    665     Cabezon, NM, Public Improvement Dist,
              5.20%, 09/01/2015...............................       676
  1,000     New Mexico Mortgage FA,
              4.75%, 01/01/2031...............................     1,006
                                                                --------
                                                                   1,682
                                                                --------
            NEW YORK -- 5.2%
    950     Brookhaven, NY, IDR Methodist Retirement
              Community,
              4.25%, 11/01/2037...............................       955
    575     Cattaraugus County, NY, IDR St Bonaventure
              University,
              5.10%, 05/01/2031...............................       591
    250     Dutchess County, NY, IDA Civic Fac Rev Ref Marist
              College,
              5.00%, 07/01/2022...............................       259
    550     Erie County, NY, IDA Charter School Applied Tech
              Proj A,
              6.75%, 06/01/2025...............................       561
  1,000     Liberty, NY, Corp Development Goldman Sachs
              Headquarters,
              5.25%, 10/01/2035...............................     1,142
    800     New York Dorm Auth, Methodist Hospital,
              5.25%, 07/01/2019...............................       848
     30     New York, NY, GO,
              5.75%, 03/01/2019...............................        33
     45     New York, NY, GO (Prerefunded with US Gov't
              Securities),
              5.75%, 03/01/2019...............................        50
  1,000     New York, NY, IDA Terminal One Group Assoc Proj,
              5.50%, 01/01/2024...............................     1,074

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            NEW YORK -- (CONTINUED)
 $1,000     Seneca Nation Indians,
              5.00%, 12/01/2023 (I)...........................  $  1,012
  1,000     Suffolk County, NY, Jeffersons Ferry Proj,
              5.00%, 11/01/2028...............................     1,023
    620     Utica, NY, IDA Civic Fac Rev Utica College,
              6.88%, 12/01/2014...............................       657
    400     Westchester County, NY, IDA Continuing Care
              Retirement Mortgage Kendal on Hudson Proj,
              6.38%, 01/01/2024...............................       428
                                                                --------
                                                                   8,633
                                                                --------
            NORTH CAROLINA -- 2.9%
    500     North Carolina Eastern Municipal Power Agency,
              Power Sys Rev Ref,
              5.38%, 01/01/2017...............................       532
  2,000     North Carolina Medical Care Community,
              4.50%, 10/01/2031 #.............................     1,974
  1,800     North Carolina Medical Care Community,
              4.50%, 01/01/2032 #.............................     1,787
    500     North Carolina Municipal Power Agency, Catawba
              Elec Rev,
              5.50%, 01/01/2014...............................       535
                                                                --------
                                                                   4,828
                                                                --------
            NORTH DAKOTA -- 0.3%
    510     Williams County, ND, Sales Tax Rev,
              5.00%, 11/01/2031...............................       520
                                                                --------
            OHIO -- 1.1%
    300     Cuyahoga County, OH, Rev Ref Class A,
              5.50%, 01/01/2029...............................       320
  1,270     Hamilton, OH, School Dist Improvement,
              6.15%, 12/01/2016...............................     1,494
                                                                --------
                                                                   1,814
                                                                --------
            OKLAHOMA -- 0.7%
  1,210     Tulsa County, OK, St. Francis Health Care System,
              5.00%, 12/15/2029...............................     1,245
                                                                --------
            OTHER U.S. TERRITORIES -- 0.6%
    110     University Virgin Islands,
              5.00%, 12/01/2021...............................       113
    750     Virgin Islands Public FA, Revhovenska Refinery,
              6.13%, 07/01/2022...............................       832
                                                                --------
                                                                     945
                                                                --------
            PENNSYLVANIA -- 2.1%
    545     Carbon County, PA, IDA Res Recovery Panther Creek
              Partners Proj AMT,
              6.65%, 05/01/2010...............................       562
  1,000     Lehigh County, PA, Saint Lukes Bethlehem Hospital,
              5.38%, 08/15/2033 #.............................     1,087

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            PENNSYLVANIA -- (CONTINUED)
 $  800     Montgomery County, PA, IDA Whitemarsh Continuing
              Care Proj,
              6.13%, 02/01/2028...............................  $    849
  1,000     Pennsylvania Higher Education FA, Widener
              University,
              5.25%, 07/15/2024...............................     1,043
                                                                --------
                                                                   3,541
                                                                --------
            RHODE ISLAND -- 4.6%
  1,000     Central Falls, RI, Detention FA Fac Rev,
              6.75%, 01/15/2013...............................     1,047
    250     Rhode Island Health & Education Bldg Corp Fin,
              6.50%, 08/15/2032...............................       283
  1,000     Rhode Island Higher Education Fac Rev, Roger
              Williams University,
              5.00%, 11/15/2036...............................     1,044
  5,000     Rhode Island, Tobacco Settlement Funding Corp,
              6.00%, 06/01/2023...............................     5,324
                                                                --------
                                                                   7,698
                                                                --------
            SOUTH CAROLINA -- 3.6%
  1,000     Dorchester County, SC, School Dist 2 Installment
              Purhase Rev Growth Remedy Opportunity Hike,
              5.25%, 12/01/2024...............................     1,058
    750     Lancaster County, SC, Sun City Carolina Lakes
              Improvement,
              5.45%, 12/01/2037...............................       767
  2,000     South Carolina Jobs Economic Development Auth Rev,
              4.70%, 04/01/2035...............................     2,009
  2,000     Spartanburg, SC, Waterworks Rev,
              5.00%, 06/01/2036...............................     2,125
                                                                --------
                                                                   5,959
                                                                --------
            TENNESSEE -- 1.6%
  2,000     Johnson City, TN, Health & Educational Fac Board
              Hospital Rev,
              5.50%, 07/01/2036...............................     2,136
    500     McMinn County, TN, IDA PCR Calhoun Newsprint Co
              Proj,
              7.63%, 03/01/2016...............................       503
                                                                --------
                                                                   2,639
                                                                --------
            TEXAS -- 3.3%
  1,500     Aldine, TX, ISD,
              4.50%, 02/15/2026...............................     1,505
  1,000     Brazos River Auth, Pollution Control Rev,
              5.00%, 03/01/2041...............................       966
  1,000     Matagorda County, TX, Navigation Dist 1 Rev Ref
              Centerpoint Energy Proj,
              5.60%, 03/01/2027...............................     1,059

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            TEXAS -- (CONTINUED)
 $  400     Midlothian, TX,
              5.13%, 11/15/2026...............................  $    404
    500     Sam Rayburn Municipal Power Agency, Rev Ref,
              5.50%, 10/01/2010...............................       520
  1,000     Willacy County, TX, GO,
              6.00%, 03/01/2009...............................     1,013
                                                                --------
                                                                   5,467
                                                                --------
            VERMONT -- 0.3%
    500     Vermont Economic DA, GO,
              5.38%, 05/01/2036...............................       512
                                                                --------
            VIRGINIA -- 2.5%
    500     Norfolk, VA, Redev & Housing Auth First Mortgage
              Retirement Community,
              6.00%, 01/01/2025...............................       524
  1,000     Peninsula, VA, PA Fac CSX Transport Proj Rev,
              6.00%, 12/15/2012...............................     1,079
  1,000     Virginia College Bldg Auth, Educational Fac Rev
              Regent University Proj,
              5.00%, 06/01/2036...............................     1,026
  1,455     Virginia Tobacco Settlement Funding Corp,
              5.50%, 06/01/2026...............................     1,547
                                                                --------
                                                                   4,176
                                                                --------
            WASHINGTON -- 2.8%
  2,000     Central Puget Sound, WA, Regional Sales,
              3.98%, 11/01/2012 (I)(L)........................     2,000
    670     King County, WA, ISD #210 GO,
              5.00%, 06/01/2019...............................       702
  2,000     Washington State Housing Fin Community,
              4.70%, 12/01/2038...............................     1,989
                                                                --------
                                                                   4,691
                                                                --------
            WISCONSIN -- 0.3%
    415     Wisconsin Housing & Econ DA, GO Home Ownership
              Rev,
              4.85%, 09/01/2017...............................       429
                                                                --------
            Total municipal bonds
              (cost $152,408).................................  $157,903
                                                                --------
SHORT-TERM INVESTMENTS -- 4.4%
            FINANCE -- 4.4%
  7,379     State Street Bank Tax Free Money Market...........  $  7,379
                                                                --------
            Total short-term investments
              (cost $7,379)...................................  $  7,379
                                                                --------
            Total investments in securities
              (cost $159,787) (C).............................  $165,282
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE NATIONAL FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $159,787 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation..........................  $5,734
      Unrealized depreciation..........................    (239)
                                                         ------
      Net unrealized appreciation......................  $5,495
                                                         ======

  # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD                                                     COST
      ACQUIRED   SHARES/PAR               SECURITY              BASIS
      --------   ----------               --------              -----
      4/2003         409      Arizona Sundance Community Fac
                              Dist, Special Assess Rev #2,
                              7.13%, 07/01/2027 - 144A          $  409
      6/2006       1,000      Charter School Banning Lewis,
                              6.13%, 12/15/2035 - 144A           1,000
      4/2004       1,100      Pima County, AZ, Charter Schools
                              Proj, 5.75%, 07/01/2016            1,100
      11/2004      1,000      San Manuel, CA, Entertainment
                              Auth Public Improvement,
                              4.50%, 12/01/2016 - 144A           1,000
      9/2006         740      St Paul, MN, Housing & Redev
                              Auth, Hmong Academy Proj,
                              6.00%, 09/01/2036                    745
      12/2002        200      Vistancia, AZ, Community Fac
                              Dist GO,
                              6.75%, 07/15/2022                    200
      8/2003         966      Yorkville, IL, United City
                              Special Service Area Tax
                              #2003-100 Raintree Village Proj,
                              6.88%, 03/01/2033                    966

       The aggregate value of these securities at April 30, 2007 was $5,652, which represents 3.40% of total net assets.

(I) Securities issued within terms of a private placement memoran-dum, exempt from registration under Section 144A of the Securi-ties Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2007, was $5,066, which represents 3.04% of total net assets.

(L) Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2007.

(M) The interest rate disclosed for these securities represents the effec-tive yield on the date of acquisition.

(Q) The cost of securities purchased on a when-issued or delayed delivery basis at April 30, 2007 was $1,476.

(W) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

      AMT   -- Alternative Minimum Tax
      DA    -- Development Authority
      FA    -- Finance Authority
      FGIC  -- Financial Guaranty Insurance Company
      FSA   -- Financial Security Assurance
      GO    -- General Obligations
      IDA   -- Industrial Development Authority Bond
      IDR   -- Industrial Development Revenue Bond
      ISD   -- Independent School District
      MBIA  -- Municipal Bond Insurance Association
      PA    -- Port Authority
      USD   -- United School District

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE NEW YORK FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 MUNICIPAL BONDS -- 96.4%
            AIRPORT REVENUES -- 2.3%
 $  200     Monroe County, NY, Airport Auth Rev Ref Greater
              Rochester International,
              5.25%, 01/01/2014...............................   $   212
    150     New York, NY, IDA Terminal One Group Assoc Proj,
              5.50%, 01/01/2024...............................       161
                                                                 -------
                                                                     373
                                                                 -------
            GENERAL OBLIGATIONS -- 7.4%
    410     New York, NY, GO Prerefunded (with US Gov't
              Securities),
              5.75%, 03/01/2019...............................       454
    450     New York, NY, GO,
              5.00%, 03/01/2030...............................       471
     15     New York, NY, GO,
              5.75%, 03/01/2019...............................        16
    250     Puerto Rico Commonwealth, GO,
              5.00%, 07/01/2030...............................       261
                                                                 -------
                                                                   1,202
                                                                 -------
            HEALTH CARE/SERVICES -- 14.4%
    150     Brookhaven, NY, IDR Methodist Retirement
              Community,
              4.25%, 11/01/2037...............................       151
    125     Chemung County, NY, IDA Civic Fac Rev, Arnot Ogden
              Medical Center,
              5.00%, 11/01/2034...............................       128
    150     New York Dorm Auth, College & University Rev,
              5.00%, 11/01/2034...............................       155
      5     New York Dorm Auth, Mental Health Services Fac,
              5.00%, 02/15/2018...............................         5
    200     New York Dorm Auth, Methodist Hospital,
              5.25%, 07/01/2019...............................       212
    150     New York Dorm Auth, NYU Medical Center,
              5.00%, 07/01/2026...............................       155
    450     New York Dorm Auth, St Barnabas FHA AMBAC, 5.13%,
              02/01/2022......................................       474
    200     New York Dorm Auth, Winthrop South Nassau
              University,
              5.50%, 07/01/2023...............................       212
    200     Saratoga, NY, IDA Saratoga Hospital Proj,
              5.00%, 12/01/2014...............................       209
    500     Suffolk County, NY, Jeffersons Ferry Proj,
              5.00%, 11/01/2028...............................       511
    100     Westchester County, NY, IDA Continuing Care
              Retirement Mtg, Kendal on Hudson Proj,
              6.38%, 01/01/2024...............................       107
                                                                 -------
                                                                   2,319
                                                                 -------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 26.7%
 $  200     Albany, NY, Brighter Choice Charter School,
              5.00%, 04/01/2037...............................   $   203
     45     Albany, NY, IDA New Covenant Charter School,
              5.00%, 05/01/2007...............................        45
    175     Cattaraugus County, NY, IDR St Bonaventure
              University,
              5.10%, 05/01/2031...............................       180
    250     Dutchess County, NY, IDA Civic Fac Rev Ref, Marist
              College,
              5.00%, 07/01/2022...............................       259
    250     Erie County, NY, IDA Charter School Applied Tech
              Proj A,
              6.75%, 06/01/2025...............................       255
    250     New York Dorm Auth, Brooklyn Law School,
              5.50%, 07/01/2019...............................       269
    425     New York Dorm Auth, Court Fac,
              5.50%, 05/15/2020...............................       467
     80     New York Dorm Auth, Fordham University FGIC,
              5.00%, 07/01/2020...............................        84
    400     New York Dorm Auth, Mount St Mary College,
              5.00%, 07/01/2027...............................       418
    135     New York Dorm Auth, Rochester University,
              5.25%, 07/01/2022...............................       145
    450     New York Dorm Auth, State University Dorm Fac,
              5.00%, 07/01/2032...............................       478
    250     New York Dorm Auth, Upstate Community College,
              5.25%, 07/01/2021...............................       268
    200     Otsego County, NY, IDA Civic Fac Rev, Hartwick
              College Proj,
              6.00%, 07/01/2011...............................       209
    335     Schenectady, NY, Union College Project,
              5.00%, 07/01/2031...............................       353
    450     St Lawrence, NY, IDA Civic Fac Rev, Clarkson
              University Proj,
              5.00%, 07/01/2023...............................       465
    110     University Virgin Islands,
              5.00%, 12/01/2021...............................       113
    100     Utica, NY, IDA Civic Fac Rev Utica College,
              6.88%, 12/01/2014...............................       106
                                                                 -------
                                                                   4,317
                                                                 -------
            INDUSTRIAL -- 4.3%
    200     Liberty, NY, Corp Development Goldman Sachs
              Headquarters,
              5.25%, 10/01/2035...............................       228
    250     New York, NY, IDA Civic Fac Rev YMCA of Greater NY
              Proj,
              5.25%, 08/01/2021...............................       258
    200     Rensselaer County, NY, Industrial Improvements,
              5.00%, 01/01/2036...............................       211
                                                                 -------
                                                                     697
                                                                 -------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE NEW YORK FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            LAND DEVELOPMENT -- 1.0%
 $  160     Genesee County, NY,
              5.00%, 12/01/2032...............................   $   157
                                                                 -------
            MISCELLANEOUS -- 16.3%
    300     Essex County Environment Impact,
              4.60%, 03/01/2027...............................       293
    200     Grand Central, NY, Dist Management Assoc Inc, Ref
              Capital Business Improvement,
              5.00%, 01/01/2022...............................       210
  1,000     Nassau County, NY, Tobacco Settlement Corp,
              5.00%, 06/01/2035...............................     1,020
    160     Seneca Nation Indians,
              5.00%, 12/01/2023 (I)...........................       162
    400     Tobacco Settlement FA of NY,
              5.50%, 06/01/2022...............................       431
    500     TSACS Inc NY Tobacco Settlement,
              5.13%, 06/01/2042...............................       514
                                                                 -------
                                                                   2,630
                                                                 -------
            POLLUTION CONTROL -- 6.5%
    450     New York Environmental Fac Corp,
              5.00%, 07/15/2026...............................       470
    150     New York, NY, Jetblue Airways Corp Proj,
              5.00%, 05/15/2020...............................       149
    150     Onondaga County, NY, IDA Pollution Control Rev,
              4.88%, 07/01/2041...............................       153
    250     Virgin Islands Public FA, Revhovenska Refinery,
              6.13%, 07/01/2022...............................       277
                                                                 -------
                                                                   1,049
                                                                 -------
            PUBLIC FACILITIES -- 7.2%
    500     Niagara Falls, NY, School Dist Certificate of
              Participation,
              5.00%, 06/15/2028...............................       528
    600     Rensselaer, NY, School Dist Certificate of
              Participation,
              5.00%, 06/01/2036...............................       634
                                                                 -------
                                                                   1,162
                                                                 -------
            SPECIAL TAX ASSESSMENT -- 2.9%
    450     New York, NY, Transitional FA Future Tax Secured,
              5.00%, 08/01/2023...............................       471
                                                                 -------
            TRANSPORTATION -- 2.9%
    450     New York Metro Transportation Auth,
              5.13%, 11/15/2031...............................       471
                                                                 -------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            UTILITIES -- ELECTRIC -- 1.6%
 $  250     New York Energy Research & DA, Elec Fac Rev Adj
              Long Island Lighting Co Proj,
              5.30%, 08/01/2025...............................   $   258
                                                                 -------
            UTILITIES -- WATER AND SEWER -- 2.9%
    450     Jefferson County, NY, IDA Waste Disposal,
              5.20%, 12/01/2020...............................       461
                                                                 -------
            Total municipal bonds
              (cost $15,047)..................................   $15,567
                                                                 -------
SHORT-TERM INVESTMENTS -- 1.8%
            FINANCE -- 1.8%
    297     Dreyfus Basic New York Municipal Money Market
              Fund............................................   $   297
                                                                 -------
            Total short-term investments
              (cost $297).....................................   $   297
                                                                 -------
            Total investments in securities
              (cost $15,344) (C)..............................   $15,864
                                                                 =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $15,344 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation............................  $535
      Unrealized depreciation............................   (15)
                                                           ----
      Net unrealized appreciation........................  $520
                                                           ====

  (I)Securities issued within terms of a private placement memoran-dum, exempt from registration under Section 144A of the Securi-ties Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2007, was $162, which represents 1.00% of total net assets.

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

      DA    -- Development Authority
      FA    -- Finance Authority
      FGIC  -- Financial Guaranty Insurance Company
      GO    -- General Obligations
      IDA   -- Industrial Development Authority Bond
      IDR   -- Industrial Development Revenue Bond

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TOTAL RETURN BOND FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
 MUNICIPAL BONDS -- 0.1%
              GENERAL OBLIGATIONS -- 0.1%
 $  1,250     Oregon School Boards Association, Taxable Pension,
                4.76%, 06/30/2028...............................  $    1,157
                                                                  ----------
              Total municipal bonds
                (cost $1,250)...................................  $    1,157
                                                                  ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 12.0%
              FINANCE -- 11.6%
    2,050     ACT Depositor Corp.,
                5.44%, 09/22/2041 #(I)(L).......................  $    1,989
    1,672     AmeriCredit Automobile Receivables Trust,
                5.20%, 03/06/2011 #.............................       1,672
   44,162     Banc of America Commercial Mortgage, Inc.,
                4.08%, 12/10/2042 (P)...........................         783
    5,700     Banc of America Commercial Mortgage, Inc.,
                4.43%, 11/10/2039 #.............................       5,531
   18,129     Banc of America Commercial Mortgage, Inc.,
                4.52%, 09/11/2036 (I)(P)........................         606
    2,840     Banc of America Commercial Mortgage, Inc.,
                5.32%, 09/10/2047 #.............................       2,851
    2,700     Banc of America Commercial Mortgage, Inc.,
                5.52%, 07/10/2046 #(L)..........................       2,733
    1,230     Banc of America Securities Auto Trust,
                4.49%, 02/18/2013 #.............................       1,216
    1,000     Bayview Financial Acquisition Trust,
                6.97%, 05/28/2037 #(L)..........................       1,000
   12,843     Bear Stearns Commercial Mortgage Securities, Inc.,
                4.07%, 07/11/2042 (P)...........................         396
   10,201     Bear Stearns Commercial Mortgage Securities, Inc.,
                4.12%, 11/11/2041 (P)...........................         270
   23,174     Bear Stearns Commercial Mortgage Securities, Inc.,
                5.50%, 02/11/2041 (I)(P)........................         393
    3,360     Bear Stearns Commercial Mortgage Securities, Inc.,
                5.58%, 09/11/2041 #.............................       3,397
      625     Capital Auto Receivables Asset Trust,
                5.77%, 05/20/2010 #(I)..........................         630
      800     Capital Auto Receivables Asset Trust,
                6.15%, 04/20/2011 (I)...........................         811
   12,521     CBA Commercial Small Balance Commercial Mortgage,
                7.00%, 07/25/2035 (I)(P)........................         583
    9,685     CBA Commercial Small Balance Commercial Mortgage,
                7.00%, 06/25/2038 (I)(P)........................         639

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
              FINANCE -- (CONTINUED)
 $  2,290     Citibank Credit Card Issuance Trust,
                5.70%, 05/15/2013 #.............................  $    2,313
      620     Citibank Credit Card Issuance Trust,
                6.95%, 02/18/2014...............................         660
    3,130     Citigroup Commercial Mortgage Trust,
                5.25%, 04/15/2040 #.............................       3,136
    2,050     Citigroup Commercial Mortgage Trust,
                5.41%, 10/15/2049 #.............................       2,061
       --     Citigroup Mortgage Loan Trust, Inc.,
                0.00%, 01/25/2037 (A)(I)........................          --
      318     Citigroup Mortgage Loan Trust, Inc.,
                12.00%, 01/25/2037 #(I)(M)......................         950
      299     Countrywide Asset-Backed Certificates,
                5.46%, 07/25/2035 #.............................         297
    1,663     Credit Suisse Mortgage Capital Certificates,
                5.83%, 06/15/2038 (L)...........................       1,722
    1,125     Credit-Based Asset Servicing and Securitization
                LLC,
                5.86%, 04/25/2037 #.............................       1,125
      260     CS First Boston Mortgage Securities Corp.,
                2.08%, 05/15/2038 #.............................         255
   40,963     CS First Boston Mortgage Securities Corp.,
                4.39%, 07/15/2037 (I)(P)........................       1,005
      418     CS First Boston Mortgage Securities Corp.,
                4.51%, 07/15/2037 #.............................         410
    2,600     DB Master Finance LLC,
                5.78%, 06/20/2031 #(I)..........................       2,646
    1,060     Ford Credit Auto Owner Trust,
                5.30%, 06/15/2012 #.............................       1,065
   70,663     GE Business Loan Trust,
                6.14%, 05/15/2034 (I)(P)........................         688
    1,978     GE Business Loan Trust,
                6.32%, 05/15/2034 #(I)(L).......................       1,978
    3,260     GE Capital Commercial Mortgage Corp.,
                5.61%, 04/10/2017 (M)(Q)........................       3,276
   11,645     GMAC Commercial Mortgage Securities, Inc.,
                4.10%, 12/10/2041 (P)...........................         238
    2,535     GMAC Commercial Mortgage Securities, Inc.,
                5.24%, 11/10/2045 #(L)..........................       2,513
   28,121     Goldman Sachs Mortgage Securities Corp. II,
                4.38%, 08/10/2038 (I)(P)........................         278
      286     Green Tree Financial Corp.,
                7.24%, 06/15/2028 #.............................         300
      289     Home Equity Asset Trust,
                4.75%, 06/27/2035 (H)...........................         203
    1,750     Home Equity Asset Trust,
                6.27%, 07/25/2037 #(L)..........................       1,753
      385     JP Morgan Auto Receivable Trust,
                12.88%, 03/15/2012 (A)(P).......................         383
   21,446     JP Morgan Chase Commercial Mortgage Securities
                Corp.,
                3.68%, 01/15/2038 (I)(P)........................         624

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TOTAL RETURN BOND FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
              FINANCE -- (CONTINUED)
 $ 48,569     JP Morgan Chase Commercial Mortgage Securities
                Corp.,
                4.07%, 01/15/2042 (P)...........................  $      713
   96,845     JP Morgan Chase Commercial Mortgage Securities
                Corp.,
                4.82%, 08/12/2037 (P)...........................         378
    1,900     JP Morgan Chase Commercial Mortgage Securities
                Corp.,
                4.87%, 03/15/2046 #.............................       1,870
   93,776     JP Morgan Chase Commercial Mortgage Securities
                Corp.,
                5.42%, 05/12/2045 (P)...........................       2,320
      800     JP Morgan Chase Commercial Mortgage Securities
                Corp.,
                5.44%, 12/12/2044 #.............................         806
    4,300     JP Morgan Chase Commercial Mortgage Securities
                Corp.,
                5.54%, 12/12/2043 (L)...........................       4,278
   46,174     LB-UBS Commercial Mortgage Trust,
                1.12%, 03/15/2036 #(P)(I).......................       1,364
    3,950     LB-UBS Commercial Mortgage Trust,
                5.22%, 02/15/2031 #(L)..........................       3,899
   25,441     LB-UBS Commercial Mortgage Trust,
                5.26%, 09/15/2039 (P)...........................         823
    2,950     LB-UBS Commercial Mortgage Trust,
                5.41%, 09/15/2039 (L)...........................       2,946
      975     LB-UBS Commercial Mortgage Trust,
                5.45%, 11/15/2038 (L)...........................         965
    2,445     LB-UBS Commercial Mortgage Trust,
                5.48%, 11/15/2038 #(L)..........................       2,423
    1,109     Lehman Brothers Small Balance Commercial,
                5.52%, 09/25/2030 (I)...........................       1,110
    1,100     Lehman Brothers Small Balance Commercial,
                5.62%, 09/25/2036 #(I)..........................       1,095
    2,870     Marlin Leasing Receivables LLC,
                5.33%, 09/16/2013 (I)...........................       2,876
    2,400     MBNA Credit Card Master Note Trust,
                4.50%, 01/15/2013 (G)...........................       2,371
      417     Merrill Lynch Mortgage Trust,
                4.56%, 06/12/2043...............................         410
   42,107     Merrill Lynch Mortgage Trust,
                4.57%, 06/12/2043 (P)...........................       1,054
   22,935     Merrill Lynch/Countrywide Commercial Mortgage
                Trust,
                5.27%, 07/12/2046 (P)...........................         826
    2,950     Merrill Lynch/Countrywide Commercial Mortgage
                Trust,
                5.46%, 07/12/2046 (L)...........................       2,949
    2,040     Merrill Lynch/Countrywide Commercial Mortgage
                Trust,
                5.91%, 06/12/2046 (L)...........................       2,125

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
              FINANCE -- (CONTINUED)
 $    245     Morgan Stanley Auto Loan Trust,
                5.00%, 03/15/2012 #(I)..........................  $      245
    5,130     Morgan Stanley Capital I,
                5.04%, 08/13/2042 #.............................       5,015
      139     Morgan Stanley Capital I,
                7.44%, 04/30/2039 (I)(L)........................         139
   12,535     Morgan Stanley Dean Witter Capital I,
                0.46%, 08/25/2032 (A)(H)(P).....................          --
    4,620     Morgan Stanley Dean Witter Capital I,
                8.05%, 08/25/2032 (H)(P)........................           8
    1,008     Nationstar Home Equity Loan Trust,
                9.97%, 03/25/2037 #(I)(L).......................       1,008
      875     Option One Mortgage Loan Trust -- Class M6,
                6.99%. 03/25/2037...............................         871
      600     Option One Mortgage Loan Trust -- Class M7,
                6.99%, 03/25/2037...............................         527
      600     Option One Mortgage Loan Trust -- Class M8,
                6.99%, 03/25/2037...............................         473
      650     Popular ABS Mortgage Pass-Through Trust,
                4.75%, 12/25/2034...............................         628
      540     Popular ABS Mortgage Pass-Through Trust,
                5.42%, 04/25/2035...............................         534
    1,125     Providian Gateway Master Trust,
                3.35%, 09/15/2011 (I)...........................       1,117
    1,750     PSE&G Transition Funding LLC,
                6.45%, 03/15/2013 #.............................       1,831
      800     Renaissance Home Equity Loan Trust,
                5.36%, 05/25/2035...............................         788
    1,260     Renaissance Home Equity Loan Trust,
                5.75%, 05/25/2036 (L)...........................       1,253
      650     Renaissance Home Equity Loan Trust,
                7.50%, 04/25/2037...............................         583
      699     Soundview NIM Trust,
                6.41%, 12/25/2036 (I)...........................         696
    2,150     Wachovia Auto Loan Owner Trust,
                5.29%, 06/20/2012 (I)...........................       2,163
    9,316     Wachovia Bank Commercial Mortgage Trust,
                3.65%, 02/15/2041 (I)(P)........................         249
   41,997     Wachovia Bank Commercial Mortgage Trust,
                4.48%, 05/15/2044 (I)(P)........................       1,006
      417     Wachovia Bank Commercial Mortgage Trust,
                4.52%, 05/15/2044...............................         409
    1,375     Wachovia Bank Commercial Mortgage Trust,
                4.72%, 01/15/2041...............................       1,354

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
              FINANCE -- (CONTINUED)
 $  2,650     Wachovia Bank Commercial Mortgage Trust -- Class
                A2,
                5.42%, 01/15/2045 #.............................  $    2,666
    2,500     Wachovia Bank Commercial Mortgage Trust -- Class
                A4,
                5.42%, 01/15/2045 (L)...........................       2,506
                                                                  ----------
                                                                     119,049
                                                                  ----------
              HEALTH CARE -- 0.2%
    1,795     CVS Lease Pass Through Trust,
                6.04%, 12/10/2028 #(I)..........................       1,800
                                                                  ----------
              TRANSPORTATION -- 0.2%
      996     Continental Airlines, Inc.,
                6.70%, 06/15/2021 #.............................       1,038
      811     Continental Airlines, Inc.,
                8.05%, 11/01/2020 #.............................         909
                                                                  ----------
                                                                       1,947
                                                                  ----------
              Total asset & commercial
                mortgage backed securities
                (cost $123,129).................................  $  122,796
                                                                  ----------
CORPORATE BONDS: INVESTMENT GRADE -- 19.6%
              BASIC MATERIALS -- 0.4%
    1,960     Alcoa, Inc.,
                5.95%, 02/01/2037 (G)...........................  $    1,946
    1,445     Westvaco Corp.,
                7.95%, 02/15/2031 #.............................       1,571
                                                                  ----------
                                                                       3,517
                                                                  ----------
              CONSUMER CYCLICAL -- 0.1%
      710     Foster's Finance Corp.,
                4.88%, 10/01/2014 #(I)..........................         675
      419     J. C. Penney Co., Inc.,
                6.38%, 10/15/2036...............................         418
                                                                  ----------
                                                                       1,093
                                                                  ----------
              CONSUMER STAPLES -- 0.5%
    2,917     Diageo Finance B.V.,
                5.50%, 04/01/2013 #.............................       2,934
    1,865     SABMiller plc,
                6.20%, 07/01/2011 #(I)..........................       1,926
                                                                  ----------
                                                                       4,860
                                                                  ----------
              ENERGY -- 1.9%
    2,455     Anadarko Petroleum Corp.,
                6.45%, 09/15/2036 #.............................       2,461
      391     Canadian National Resources Ltd.,
                6.25%, 03/15/2038 #.............................         388
    2,330     Canadian National Resources Ltd.,
                6.50%, 02/15/2037 (G)...........................       2,397
      400     Consumers Energy Co.,
                5.15%, 02/15/2017 #.............................         386
    1,095     Consumers Energy Co.,
                5.38%, 04/15/2013 (G)...........................       1,095

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
              ENERGY -- (CONTINUED)
 $  1,215     Enterprise Products Operating L.P.,
                4.63%, 10/15/2009 #.............................  $    1,200
    1,275     Gazprom Capital S.A.,
                6.21%, 11/22/2016 #(I)..........................       1,292
    2,940     Petro-Canada,
                5.95%, 05/15/2035 #.............................       2,830
      394     Ras Laffan Liquefied Natural Gas Co., Ltd.,
                3.44%, 09/15/2009 #(I)..........................         387
    4,440     Ras Laffan Liquefied Natural Gas Co., Ltd.,
                5.30%, 09/30/2020 #(I)..........................       4,282
      710     Sempra Energy,
                6.00%, 02/01/2013 #.............................         734
    1,490     TNK-BP Finance S.A.,
                7.50%, 07/18/2016 #(I)..........................       1,578
                                                                  ----------
                                                                      19,030
                                                                  ----------
              FINANCE -- 11.5%
    2,232     ABX Financing Co.,
                6.35%, 10/15/2036 #(I)..........................       2,250
    1,385     Aegon Funding Corp.,
                5.75%, 12/15/2020 #.............................       1,412
    3,378     Aetna, Inc.,
                5.75%, 06/15/2011 (G)...........................       3,451
      421     AMBAC Financial Group, Inc.,
                6.15%, 02/15/2037 #.............................         404
    6,578     American Express Credit Corp.,
                6.80%, 09/01/2066 #.............................       7,027
    2,450     American International Group, Inc.,
                6.25%, 03/15/2037 #.............................       2,439
    3,110     Amvescap plc,
                4.50%, 12/15/2009 #.............................       3,056
    1,206     Amvescap plc,
                5.38%, 02/27/2013 #.............................       1,193
      915     Army Hawaii Family Housing Trust Certificates,
                5.52%, 06/15/2050 #(I)..........................         893
    3,973     Axa S.A.,
                6.46%, 12/14/2049 #(I)(L).......................       3,926
    2,980     BAE Systems Holdings, Inc.,
                5.20%, 08/15/2015 #(I)..........................       2,923
       80     Capital One Bank,
                4.88%, 05/15/2008 #.............................          80
    2,218     Capital One Capital IV,
                6.75%, 02/17/2037 #.............................       2,164
    2,520     CIT Group, Inc.,
                6.10%, 03/15/2067 (G)(L)........................       2,428
    3,333     Comerica Capital Trust II,
                6.58%, 02/20/2037 #(L)..........................       3,293
    2,150     Credit Suisse First Boston USA, Inc.,
                6.50%, 01/15/2012 #.............................       2,275
    4,095     Duke Reality L.P.,
                5.95%, 02/15/2017 #.............................       4,200
    2,865     ERAC USA Finance Co.,
                5.60%, 05/01/2015 #(I)..........................       2,825

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TOTAL RETURN BOND FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
              FINANCE -- (CONTINUED)
 $  1,740     ERP Operating L.P.,
                6.58%, 04/13/2015 #.............................  $    1,867
    4,920     Fifth Third Capital Trust IV,
                6.50%, 04/15/2037 (G)(L)........................       4,956
    3,446     Genworth Financial, Inc.,
                6.15%, 11/15/2066 #.............................       3,409
    4,885     Goldman Sachs Group, Inc.,
                5.95%, 01/15/2027 #.............................       4,828
    1,980     HSBC Holding plc,
                6.50%, 05/02/2036 #.............................       2,121
    4,500     JP Morgan Chase Capital XX,
                6.55%, 09/29/2036 #.............................       4,598
      820     Kazkommerts International B.V.,
                8.00%, 11/03/2015 #(I)..........................         828
    5,330     Lincoln National Corp.,
                6.05%, 04/20/2067 (G)...........................       5,271
    3,380     Merrill Lynch & Co., Inc.,
                5.70%, 05/02/2017...............................       3,385
    1,345     Merrill Lynch & Co., Inc.,
                6.22%, 09/15/2026 #.............................       1,370
      220     Metlife, Inc.,
                5.38%, 12/15/2012 (G)...........................         222
    4,484     Metlife Inc.,
                6.40%, 12/15/2036 #.............................       4,475
    2,050     Morgan Stanley Group, Inc.,
                5.55%, 04/27/2017 (G)...........................       2,044
    2,032     MUFG Capital Finance I Ltd.,
                6.35%, 07/25/2049 #(L)..........................       2,075
       75     National Rural Utilities Cooperative Finance
                Corp.,
                5.75%, 08/28/2009 #.............................          76
      850     North Street Referenced Linked Notes,
                6.41%, 07/30/2010 #(I)(L).......................         740
    2,300     PNC Preferred Funding Trust II,
                6.11%, 03/15/2049 #(I)(L).......................       2,298
    2,384     Regions Financing Trust II,
                6.63%, 05/15/2047...............................       2,382
    1,820     Simon Property Group, Inc.,
                7.88%, 03/15/2016 #(I)..........................       2,113
    1,085     Simon Property Group L.P.,
                6.35%, 08/28/2012 (G)...........................       1,142
    3,598     SMFG Preferred Capital,
                6.08%, 12/01/2049 #(I)(L).......................       3,608
    1,500     St. Paul Travelers Cos., Inc.,
                8.13%, 04/15/2010 #.............................       1,621
    3,410     State Street Capital Trust IV,
                6.36%, 06/15/2037 (L)...........................       3,423
    4,352     Suntrust Capital VIII,
                6.10%, 12/01/2066 #.............................       4,137
      810     Suntrust Preferred Capital,
                5.85%, 12/29/2049 (G)(L)........................         823
      496     Travelers Property Casualty Corp.,
                5.00%, 03/15/2013 #.............................         488
    1,270     TuranAlem Finance B.V.,
                8.50%, 02/10/2015 #(K)..........................       1,284

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
              FINANCE -- (CONTINUED)
 $  3,000     US Bank Realty Corp.,
                6.09%, 12/22/2049 #(I)(L).......................  $    3,030
    1,000     WellPoint, Inc.,
                6.80%, 08/01/2012 #.............................       1,066
    1,983     Westfield Group,
                5.70%, 10/01/2016 #(I)..........................       2,006
                                                                  ----------
                                                                     117,925
                                                                  ----------
              HEALTH CARE -- 0.3%
      856     Baxter International, Inc.,
                5.90%, 09/01/2016 #.............................         884
    2,325     Wyeth,
                5.95%, 04/01/2037 #.............................       2,325
                                                                  ----------
                                                                       3,209
                                                                  ----------
              SERVICES -- 1.4%
    2,800     COX Communications, Inc.,
                5.45%, 12/15/2014 #.............................       2,771
    1,681     COX Communications, Inc.,
                5.88%, 12/01/2016 #(I)..........................       1,695
      435     Electronic Data Systems Corp.,
                3.88%, 07/15/2023 (G)+..........................         452
      775     FedEx Corp.,
                3.50%, 04/01/2009 #.............................         752
    1,975     Marriott International, Inc.,
                6.20%, 06/15/2016 #.............................       2,029
      813     Mashantucket Western Pequot Revenue Bond,
                5.91%, 09/01/2021 #(I)..........................         783
    3,725     Time Warner Entertainment Co. L.P.,
                8.38%, 07/15/2033 #.............................       4,547
    1,100     Time Warner, Inc.,
                6.50%, 11/15/2036 #.............................       1,101
      650     Viacom, Inc.,
                6.25%, 04/30/2016 #.............................         659
                                                                  ----------
                                                                      14,789
                                                                  ----------
              TECHNOLOGY -- 1.8%
    1,902     AT&T Corp.,
                8.00%, 11/15/2031 #.............................       2,383
    3,380     Cingular Wireless Services, Inc.,
                8.75%, 03/01/2031 #.............................       4,423
    3,285     Sprint Capital Corp.,
                8.75%, 03/15/2032 #.............................       3,877
      685     TCI Communications, Inc.,
                8.75%, 08/01/2015 #.............................         822
    1,954     Telecom Italia Capital,
                7.20%, 07/18/2036 #.............................       2,090
    2,075     Tele-Communications, Inc.,
                7.88%, 08/01/2013 #.............................       2,328
    2,410     Vodafone Group plc,
                6.15%, 02/27/2037 #.............................       2,376
                                                                  ----------
                                                                      18,299
                                                                  ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
              TRANSPORTATION -- 0.4%
 $  1,035     American Airlines, Inc.,
                7.86%, 10/01/2011 #.............................  $    1,121
    2,705     CSX Corp.,
                6.75%, 03/15/2011 (G)...........................       2,839
                                                                  ----------
                                                                       3,960
                                                                  ----------
              UTILITIES -- 1.3%
    2,014     Carolina Power & Light Co.,
                5.25%, 12/15/2015 #.............................       2,003
    2,375     Centerpoint Energy, Inc.,
                6.85%, 06/01/2015 #.............................       2,521
      565     Detroit Edison Co.,
                6.13%, 10/01/2010 #.............................         582
    1,065     Kinder Morgan Energy Partners L.P.,
                6.50%, 02/01/2037 #.............................       1,076
    2,690     Kinder Morgan Finance Co.,
                5.70%, 01/05/2016 #.............................       2,576
    1,170     Northern States Power Co.,
                6.25%, 06/01/2036 #.............................       1,246
    1,960     Peco Energy Corp.,
                5.95%, 10/01/2036 #.............................       1,986
      630     Puget Sound Energy, Inc.,
                7.96%, 02/22/2010 #.............................         674
      850     Texas-New Mexico Power Co.,
                6.13%, 06/01/2008 #.............................         853
      250     Westar Energy, Inc.,
                5.15%, 01/01/2017 #.............................         237
                                                                  ----------
                                                                      13,754
                                                                  ----------
              Total corporate bonds: investment grade
                (cost $199,866).................................  $  200,436
                                                                  ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 5.2%
              BASIC MATERIALS -- 0.9%
    1,250     Citigroup (JSC Severstal),
                9.25%, 04/19/2014 (K)...........................  $    1,380
      820     Evraz Group S.A.,
                8.25%, 11/10/2015 (G)(I)........................         851
      830     Goodyear Tire & Rubber Co.,
                9.14%, 12/01/2009 IL #(I)(L)....................         838
    1,700     Goodyear Tire & Rubber Co.,
                11.25%, 03/01/2011 #............................       1,857
    1,900     Potlatch Corp.,
                13.00%, 12/01/2009 #(L).........................       2,170
    1,645     Stone Container,
                8.00%, 03/15/2017 #(I)..........................       1,637
                                                                  ----------
                                                                       8,733
                                                                  ----------
              CAPITAL GOODS -- 0.4%
    1,830     Bombardier, Inc.,
                6.30%, 05/01/2014 #(I)..........................       1,766
    1,219     L-3 Communications Corp.,
                3.00%, 08/01/2035 (G)+..........................       1,318
                                                                  ----------
                                                                       3,084
                                                                  ----------

 PRINCIPAL                                                          MARKET
 AMOUNT(B)                                                        VALUE (W)
-----------                                                       ----------
              CONSUMER CYCLICAL -- 0.5%
 $  1,140     Aramark Corp.,
                8.86%, 02/01/2015 #(I)(L).......................  $    1,171
    1,590     Group 1 Automotive, Inc.,
                2.25%, 06/15/2036 #(L)+.........................       1,409
    1,095     K. Hovnanian Enterprises, Inc.,
                6.00%, 01/15/2010 #.............................       1,043
    1,510     Supervalu, Inc.,
                7.50%, 11/15/2014 #.............................       1,578
                                                                  ----------
                                                                       5,201
                                                                  ----------
              CONSUMER STAPLES -- 0.2%
      800     JBS S.A.,
                10.50%, 08/04/2016 (K)..........................         916
    1,555     OJSC Myronivsky Hliboproduct,
                10.25%, 11/30/2011 #(I).........................       1,635
                                                                  ----------
                                                                       2,551
                                                                  ----------
              ENERGY -- 0.1%
      816     Chesapeake Energy Corp.,
                2.75%, 11/15/2035 +.............................         888
                                                                  ----------
              FINANCE -- 0.6%
      535     American Real Estate Partners L.P.,
                7.13%, 02/15/2013 #.............................         527
    1,000     ATF Bank,
                9.00%, 05/11/2016 #(I)..........................         971
      580     Drummond Co., Inc.,
                7.38%, 02/15/2016 #(I)..........................         557
    2,145     Ford Motor Credit Co.,
                9.81%, 04/15/2012 #(L)..........................       2,293
    2,240     General Motors Acceptance Corp.,
                6.88%, 09/15/2011 #.............................       2,248
                                                                  ----------
                                                                       6,596
                                                                  ----------
              FOREIGN GOVERNMENTS -- 0.1%
      955     Argentina (Republic of),
                7.00%, 10/03/2015...............................         895
  BRL 938     Brazil (Republic of),
                12.50%, 01/05/2022..............................         581
                                                                  ----------
                                                                       1,476
                                                                  ----------
              HEALTH CARE -- 0.2%
    2,200     HCA, Inc.,
                7.88%, 02/01/2011 #.............................       2,263
                                                                  ----------
              SERVICES -- 0.3%
    1,430     ISA Capital De Brasil S.A.,
                8.80%, 01/30/2017 (G)(I)........................       1,541
    1,450     Liberty Media Corp.,
                3.50%, 01/15/2031 #.............................       1,200
                                                                  ----------
                                                                       2,741
                                                                  ----------
              TECHNOLOGY -- 1.8%
    2,200     Advanced Micro Devices, Inc.,
                6.00%, 05/01/2015 #(I)+.........................       2,156
    1,445     CSC Holdings, Inc.,
                8.13%, 07/15/2009...............................       1,503

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TOTAL RETURN BOND FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
              TECHNOLOGY -- (CONTINUED)
 $    455     CSC Holdings, Inc.,
                8.13%, 08/15/2009 #.............................  $      473
    1,085     Dobson Cellular Systems,
                8.38%, 11/01/2011 #.............................       1,157
    1,800     Freescale Semiconductor, Inc.,
                10.13%, 12/15/2016 (G)(I).......................       1,818
    2,000     Intelsat Bermuda Ltd.,
                9.25%, 06/15/2016 #.............................       2,200
    1,590     Level 3 Financing, Inc.,
                12.25%, 03/15/2013 #............................       1,858
    1,340     Nortel Networks Ltd.,
                10.75%, 07/15/2016 #(I).........................       1,508
    1,105     NXP B.V./NXP Funding LLC,
                8.11%, 10/15/2013 #(I)(L).......................       1,141
    1,750     Qwest Communications International, Inc.,
                7.50%, 02/15/2014 (G)...........................       1,807
      810     Vimpel Communications,
                8.25%, 05/23/2016 #(I)..........................         869
    1,940     Windstream Corp.,
                8.63%, 08/01/2016 #.............................       2,128
                                                                  ----------
                                                                      18,618
                                                                  ----------
              UTILITIES -- 0.1%
      855     Energipe Y Saelpa,
                10.50%, 07/19/2013 #(I).........................         970
                                                                  ----------
              Total corporate bonds: non-investment grade
                (cost $51,586)..................................  $   53,121
                                                                  ----------
CONTRACTS
-----------
 CALL OPTIONS PURCHASED -- 0.0%
              ISSUER/EXPIRATION DATE/EXERCISE PRICE
       --     US 10 Year Treasury Note, 05/28/2007, $110.00.....  $        4
                                                                  ----------
              Total call options purchased
                (cost $7).......................................  $        4
                                                                  ----------
PRINCIPAL
 AMOUNT
-----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE (V) -- 8.5%
              BASIC MATERIALS -- 0.6%
 $     42     Coffeyville Resources,
                8.25%, 12/21/2010 #(AA).........................  $       43
      219     Coffeyville Resources,
                8.35%, 12/21/2013 #(N)..........................         221
    1,294     Compass Minerals Group, Inc.,
                6.85%, 12/22/2012 #(N)..........................       1,295
    2,680     Georgia-Pacific Corp.,
                7.09%, 02/14/2013 #(N)..........................       2,692

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
              BASIC MATERIALS -- (CONTINUED)
 $  1,444     Huntsman International LLC,
                7.07%, 04/23/2014 #(N)..........................  $    1,448
      421     Tupperware Corp.,
                6.84%, 11/07/2012 #(N)..........................         420
                                                                  ----------
                                                                       6,119
                                                                  ----------
              CONSUMER CYCLICAL -- 1.2%
    6,444     Ford Motor Co.,
                8.36%, 12/12/2013 (N)...........................       6,480
      353     Invista B.V., Term Loan B1,
                6.85%, 04/30/2010 #(N)..........................         353
      353     Invista B.V., Term Loan B2,
                6.85%, 04/30/2010 #(N)..........................         353
      687     Masonite International Corp., Canadian Term Loan,
                7.35%, 04/30/2010 #(N)..........................         674
      685     Masonite International Corp., U.S. Term Loan,
                7.35%, 04/30/2010 #(N)..........................         669
      435     Oshkosh Truck Corp.,
                7.10%, 12/06/2013 #(N)..........................         435
    1,208     Supervalu, Inc.,
                6.72%, 06/01/2011 #(N)..........................       1,208
    1,044     Supervalu, Inc.,
                6.84%, 05/30/2013 #(N)..........................       1,048
    1,688     William Carter Co.,
                6.85%, 07/14/2012 #(N)..........................       1,686
                                                                  ----------
                                                                      12,906
                                                                  ----------
              CONSUMER STAPLES -- 0.1%
       52     Dole Food Co.,
                7.23%, 04/12/2013 #(AA).........................          52
      384     Dole Food Co.,
                7.46%, 04/12/2013 #(N)..........................         384
      115     Dole Food Co.,
                7.54%, 04/12/2013 #(N)..........................         115
                                                                  ----------
                                                                         551
                                                                  ----------
              FINANCE -- 1.0%
    2,545     Ameritrade Holding Corp.,
                6.82%, 12/31/2011 #(N)..........................       2,549
      785     CB Richard Ellis Services, Inc.,
                6.82%, 12/14/2013 #(N)..........................         787
    2,275     Crescent Resources LLC,
                8.32%, 09/07/2012 #(N)..........................       2,274
    2,473     General Growth Properties,
                6.57%, 02/24/2010 #(N)..........................       2,467
    1,647     Nasdaq Stock Market, Inc., Term Loan B,
                7.07%, 05/22/2012 #(N)..........................       1,650
      804     Nasdaq Stock Market, Inc., Term Loan C,
                7.07%, 05/22/2012 #(N)..........................         806
                                                                  ----------
                                                                      10,533
                                                                  ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE (V) -- (continued)
              HEALTH CARE -- 1.4%
 $  1,286     Carestream Health, Inc.,
                7.36%, 04/12/2013 (Q)(AA).......................  $    1,288
    2,500     Community Health Systems, Inc.,
                7.10%, 10/24/2014 (Q)(AA).......................       2,488
    1,594     Community Health Systems, Inc.,
                9.36%, 08/19/2011 (N)...........................       1,597
      568     DJ Orthopedics LLC,
                6.88%, 04/07/2013 #(N)..........................         568
    3,073     Fresenius Medical Care AG,
                6.73%, 03/23/2012 #(N)..........................       3,067
    2,609     HCA, Inc.,
                7.60%, 11/17/2013 (N)...........................       2,637
    2,125     Lifepoint Hospitals, Inc.,
                6.99%, 04/15/2012 #(N)..........................       2,122
      609     Ventiv Health, Inc.,
                6.85%, 10/05/2011 #(N)..........................         608
                                                                  ----------
                                                                      14,375
                                                                  ----------
              SERVICES -- 2.5%
      970     Allied Waste Industries, Inc.,
                7.07%, 01/15/2012 #(AA).........................         976
    2,188     Allied Waste Industries, Inc.,
                7.10%, 01/15/2012 #(N)..........................       2,199
    1,786     Cedar Fair L.P.,
                7.32%, 07/21/2013 #(N)..........................       1,802
    2,000     Clarke American Corp.,
                10.36%, 02/28/2017 (Q)(AA)......................       1,987
    2,137     Gray Television, Inc.,
                6.85%, 12/31/2014 (N)(Q)........................       2,134
    4,000     Harrah's Entertainment, Inc.,
                6.86%, 03/05/2008 (Q)(AA).......................       3,990
    4,759     MGM Mirage, Inc.,
                6.41%, 10/03/2011 #(N)..........................       4,686
    2,707     Regal Cinemas, Inc.,
                7.10%, 11/10/2010 #(N)..........................       2,712
      931     UPC Financing Partnership,
                7.37%, 03/31/2013 #(N)..........................         932
      931     UPC Financing Partnership,
                7.37%, 12/31/2013 #(N)..........................         933
    1,662     Weight Watchers International, Inc.,
                6.63%, 01/24/2013 #(N)..........................       1,657
    1,373     West Corp.,
                7.75%, 10/23/2013 #(N)..........................       1,382
                                                                  ----------
                                                                      25,390
                                                                  ----------
              TECHNOLOGY -- 1.5%
    1,003     Cincinnati Bell, Inc.,
                6.82%, 08/31/2012 #(N)..........................       1,005
    2,595     Idearc, Inc,
                6.85%, 11/17/2013 #(N)..........................       2,598
    2,123     Idearc, Inc.,
                7.35%, 11/17/2014 #(N)..........................       2,136
    1,554     Mediacom Broadband, Term Loan D1,
                7.10%, 01/31/2015 #(N)..........................       1,553

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
              TECHNOLOGY -- (CONTINUED)
 $  1,759     Mediacom Broadband, Term Loan D2,
                7.10%, 01/31/2015 #(N)..........................  $    1,753
      442     Mediacom LLC,
                7.10%, 01/31/2015 #(N)..........................         442
    1,649     Metro PCS Wireless, Inc.,
                7.63%, 11/02/2013 #(N)..........................       1,661
    3,820     R.H. Donnelly, Inc.,
                6.85%, 06/30/2011 #(N)..........................       3,817
      748     UGS Corp.,
                7.07%, 03/31/2012 #(N)..........................         747
                                                                  ----------
                                                                      15,712
                                                                  ----------
              UTILITIES -- 0.2%
      777     Mirant North America LLC,
                7.07%, 01/03/2013 #(N)..........................         777
      627     NRG Energy, Inc.,
                7.35%, 01/27/2013 #(N)..........................         631
      302     Pike Electric, Inc.,
                7.13%, 07/01/2012 #(N)..........................         303
                                                                  ----------
                                                                       1,711
                                                                  ----------
              Total senior floating rate interests:
                non-investment grade
                (cost $87,323)..................................  $   87,297
                                                                  ----------
U.S. GOVERNMENT AGENCIES -- 36.4%
              FEDERAL HOME LOAN MORTGAGE CORPORATION -- 17.1%
    3,800     4.10% 2014 #......................................  $    3,729
   11,350     4.50% 2018 #......................................      11,022
    8,425     5.00% 2034 #......................................       8,122
    2,924     5.04% 2035 #(L)...................................       2,899
    6,977     5.34% 2037 #(L)...................................       6,991
    3,675     5.45% 2036 (L)....................................       3,678
   12,108     5.48% 2036 #(L)...................................      12,149
   75,643     5.50% 2033 -- 2036 (Q)............................      74,800
    3,044     5.58% 2036 #(L)...................................       3,055
   47,597     6.00% 2032 -- 2036 (Q)............................      48,030
                                                                  ----------
                                                                     174,475
                                                                  ----------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 13.5%
      686     4.69% 2034 (L)....................................         680
    2,621     4.71% 2035 (L)....................................       2,593
    2,027     4.79% 2035 (L)....................................       2,005
    7,630     4.88% 2008 -- 2035 #..............................       7,609
      761     4.91% 2035 (L)....................................         758
    1,883     4.93% 2035 (L)....................................       1,878
   40,106     5.00% 2018 -- 2037 (Q)............................      39,154
    1,293     5.09% 2035 (L)....................................       1,288
   36,407     5.50% 2017 -- 2037 (Q)............................      36,286
   43,965     6.00% 2013 -- 2037 (Q)............................      44,338
    1,435     6.50% 2031 -- 2037 (Q)............................       1,466
      367     7.50% 2029 -- 2031................................         385
                                                                  ----------
                                                                     138,440
                                                                  ----------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TOTAL RETURN BOND FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
U.S. GOVERNMENT AGENCIES -- (CONTINUED)
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 3.5%
 $  4,929     5.50% 2033 -- 2035 (Q)............................  $    4,910
   26,949     6.00% 2032 -- 2037 #..............................      27,314
    3,508     6.50% 2028 -- 2032 #..............................       3,625
                                                                  ----------
                                                                      35,849
                                                                  ----------
              SMALL BUSINESS ADMINISTRATION PARTICIPATION
              CERTIFICATES -- 2.3%
    1,354     5.12% 2026........................................       1,348
    1,017     5.23% 2027........................................       1,019
    6,647     5.32% 2027........................................       6,694
    2,758     5.36% 2026........................................       2,784
    2,016     5.37% 2026........................................       2,036
    2,246     5.54% 2026........................................       2,286
    1,850     5.57% 2026........................................       1,886
    1,803     5.64% 2026........................................       1,845
    2,169     5.70% 2026........................................       2,222
    1,722     6.14% 2022........................................       1,775
                                                                  ----------
                                                                      23,895
                                                                  ----------
              Total U.S. government agencies
                (cost $373,351).................................  $  372,659
                                                                  ----------
U.S. GOVERNMENT SECURITIES -- 13.2%
              FEDERAL HOME LOAN BANK -- 0.4%
    3,680     5.25% 2008 #......................................  $    3,692
                                                                  ----------
              TENNESSEE VALLEY AUTHORITY -- 0.2%
    8,800     4.75% 2025 #(M)...................................  $    2,359
                                                                  ----------
              U.S. TREASURY SECURITIES -- 12.6%
    9,420     2.38% 2011 (G)(O).................................       9,791
   15,370     3.88% 2009 (G)(O).................................      19,710
   57,358     4.00% 2014 (G)....................................      55,478
    3,839     4.50% 2036 (G)....................................       3,640
   18,291     4.63% 2011 -- 2017 (G)............................      18,310
   21,050     5.13% 2011 (G)....................................      21,536
                                                                  ----------
                                                                     128,465
                                                                  ----------
              Total U.S. government securities
                (cost $134,167).................................  $  134,516
                                                                  ----------
              Total long-term investments
                (cost $970,679).................................  $  971,986
                                                                  ----------
SHORT-TERM INVESTMENTS -- 40.4%
              CONSUMER STAPLES -- 0.8%
    8,000     Cargill, Inc.,
                5.25%, 05/14/2007...............................  $    7,984
                                                                  ----------
              FINANCE -- 10.6%
    6,000     American General Finance,
                5.24%, 05/14/2007...............................       5,988
    2,000     American Honda Finance Corp.,
                5.24%, 05/10/20.................................       1,997
    8,000     BNP Paribas Finance,
                5.24%, 05/14/2007...............................       7,984

 PRINCIPAL                                                          MARKET
  AMOUNT                                                          VALUE (W)
-----------                                                       ----------
              FINANCE -- (CONTINUED)
 $  8,000     Citigroup Funding, Inc.,
                5.25%, 05/14/2007...............................  $    7,984
    6,000     CS First Boston NY,
                5.25%, 05/07/2007...............................       5,994
    8,000     Danske Corp.,
                5.24%, 05/14/2007...............................       7,984
    8,000     Deutsche Bank,
                5.26%, 05/14/2007...............................       7,984
    4,000     Goldman Sachs Group, Inc.,
                5.25%, 05/14/2007...............................       3,992
    6,000     HSBC Finance Corp.,
                5.24%, 05/14/2007...............................       5,988
    4,000     Merrill Lynch & Co.,
                5.25%, 05/14/2007...............................       3,992
    4,000     Nationwide Building Society,
                5.25%, 05/14/2007...............................       3,992
    8,000     Nordea North America,
                5.25%, 05/14/2007...............................       7,983
    8,000     Rabobank USA,
                5.24%, 05/03/2007...............................       7,996
    8,000     Societe Generale NA,
                5.25%, 05/14/2007...............................       7,983
       65     State Street Bank Money Market....................          65
    4,000     Swedbank,
                5.25%, 05/07/2007...............................       3,996
    8,000     Toronto-Dominion Holdings,
                5.26%, 05/14/2007...............................       7,983
    8,000     UBS Finance LLC,
                5.25%, 05/09/2007...............................       7,989
                                                                  ----------
                                                                     107,874
                                                                  ----------
              HEALTH CARE -- 0.8 %
    8,000     Abbott Laboratories,
                5.24%, 05/10/2007...............................       7,988
                                                                  ----------
              REPURCHASE AGREEMENTS -- 13.7%
   41,536     BNP Paribas Securities Corp. Repurchase Agreement,
                5.10%, 05/01/2007...............................      41,536
   49,215     RBS Greenwich Capital Markets Repurchase
                Agreement,
                5.10%, 05/01/2007...............................      49,215
   49,843     UBS Securities, Inc. Repurchase Agreement,
                5.10%, 05/01/2007...............................      49,843
                                                                  ----------
                                                                     140,594
                                                                  ----------
 SHARES
-----------
              SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
              LENDING -- 14.4%
              CASH COLLATERAL REINVESTMENT FUND:
  147,912     Navigator Prime Portfolio.........................     147,912
                                                                  ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
 AMOUNT                                                           VALUE (W)
-----------                                                       ----------
              U.S. TREASURY BILL -- 0.1%
 $  1,050     U.S. Treasury Bill,
                4.88%, 06/14/2007 (M)(S)........................  $    1,044
                                                                  ----------
              Total short-term investments
                (cost $413,396).................................  $  413,396
                                                                  ----------
              Total investments in securities
                (cost $1,384,075) (C)...........................  $1,385,382
                                                                  ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.90% of total net assets at April 30, 2007.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2007, was $383, which represents 0.04% of total net assets.

  (B)All principal amounts are in U.S. dollars unless otherwise indicated.

      BRL -- Brazilian Real

  (C)At April 30, 2007, the cost of securities for federal income tax purposes was $1,384,353 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $ 5,453
      Unrealized depreciation.........................   (4,424)
                                                        -------
      Net unrealized appreciation.....................  $ 1,029
                                                        =======

 (G) Security is partially on loan at April 30, 2007.

  # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED        SHARES/PAR              SECURITY              COST BASIS
      --------        ----------              --------              ----------
      3/2006               289     Home Equity Asset Trust, 4.75%,
                                   06/27/2035 - 144A                   $287
      4/2005            12,535     Morgan Stanley Dean Witter
                                   Capital I, 0.46%, 08/25/2032 -
                                    144A                                 --
      4/2005-8/2006      4,620     Morgan Stanley Dean Witter
                                   Capital I, 8.05%, 08/25/2032 -
                                   Reg D                                 85

     The aggregate value of these securities at April 30, 2007 was $211, which represents 0.02% of total net assets.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2007, was $88,175, which represents 8.62% of total net assets.

 (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At April 30, 2007, the market value of these securities amounted to $3,580 or 0.35% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2007.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

 (N) The interest rate disclosed for these securities represents the average coupon as of April 30, 2007.

  (O)U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

 (P) The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at April 30, 2007.

 (AA)The interest rate disclosed for these securities represents an estimated average coupon as of April 30, 2007.

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at April 30, 2007 was $228,773.

  (S)Security pledged as initial margin deposit for open futures contracts at April 30, 2007.

     FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2007

                                                                       UNREALIZED
                                 NUMBER OF                            APPRECIATION
      DESCRIPTION                CONTRACTS*   POSITION   EXPIRATION  (DEPRECIATION)
      -----------                ----------   --------   ----------  --------------
      U.S. 2 Year Treasury Note    1,845        Long     June 2007       $  16
      U.S. 5 Year Treasury Note      516        Long     June 2007         (27)
      U.S. 10 Year Treasury
      Note                           306        Long     June 2007         115
      U.S. Long Bond                 628       Short     June 2007        (182)
                                                                         -----
                                                                         $ (78)
                                                                         =====

     * The number of contracts does not omit 000's.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TOTAL RETURN BOND FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 (V) Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at April 30, 2007.

  +  Convertible debt security.

  (W)See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

          CREDIT DEFAULT SWAP AGREEMENTS OUTSTANDING AT APRIL 30, 2007

                                                                              PAY/                                   UNREALIZED
                                           REFERENCE          BUY/SELL      RECEIVE      EXPIRATION    NOTIONAL     APPRECIATION
COUNTERPARTY                                 ENTITY          PROTECTION    FIXED RATE       DATE        AMOUNT     (DEPRECIATION)
------------                               ---------         ----------    ----------    ----------    --------    --------------
Lehman Brothers Special Financing,
Inc.                                   HCA, Inc.                 Buy         2.70%       12/20/2010     $2,200          $ 46
Lehman Brothers Special Financing,
Inc.                                   HCA, Inc.                Sell         3.50%       12/20/2011      2,200           (60)
JP Morgan Chase Bank                   Republic of Turkey       Sell         2.52%        4/20/2017        875           (21)
                                                                                                                        ----
                                                                                                                        $(35)
                                                                                                                        ====

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ----------
 ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 7.6%
             FINANCE -- 7.6%
 $  2,100    Bayview Financial Acquisition Trust,
               6.97%, 05/28/2037 (L)...........................  $    2,100
    2,000    Countrywide Asset Backed Certificates,
               5.76%, 06/25/2035...............................       2,000
    2,000    Countrywide Asset Backed Certificates,
               5.80%, 07/25/2034...............................       1,999
    4,000    Merrill Lynch/Countrywide Commercial Mortgage
               Trust,
               5.46%, 07/12/2046 (L)...........................       3,999
      687    Nationstar Home Equity Loan Trust,
               9.97%, 03/25/2037 (I)(L)........................         687
    1,000    Option One Mortgage Loan Trust,
               6.99%, 03/25/2037...............................         879
      780    Renaissance Home Equity Loan Trust,
               7.50%, 04/25/2037...............................         700
    1,961    Spirit Master Funding LLC,
               5.76%, 03/20/2024 (I)...........................       1,954
                                                                 ----------
             Total asset & commercial
               mortgage backed securities
               (cost $14,342)..................................  $   14,318
                                                                 ----------
CORPORATE BONDS: INVESTMENT GRADE -- 0.2%
             FINANCE -- 0.2%
      500    North Street Referenced Linked Notes,
               6.41%, 07/30/2010 (I)(L)........................  $      435
                                                                 ----------
             Total corporate bonds: investment grade
               (cost $434).....................................  $      435
                                                                 ----------
U.S. GOVERNMENT SECURITIES -- 7.0%
             OTHER DIRECT FEDERAL OBLIGATIONS -- 3.6%
    6,650    Federal Home Loan Bank 5.125% 2013................  $    6,737
                                                                 ----------
             U.S. TREASURY SECURITIES -- 3.4%
    6,100    2.04% 2010 (O)(G).................................       6,344
                                                                 ----------
             Total U.S. government securities
               (cost $12,986)..................................  $   13,081
                                                                 ----------
U.S. GOVERNMENT AGENCIES -- 82.3%
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 20.0%
             MORTGAGE BACKED SECURITIES:
    9,923    6.00% 2032 -- 2037................................  $   10,013
       65    7.00% 2029 -- 2031................................          68
       99    9.00% 2022........................................         108
       56    11.50% 2015 -- 2019...............................          60
       33    11.75% 2011.......................................          35
        7    12.50% 2019.......................................           8
                                                                 ----------
                                                                     10,292
                                                                 ----------
             REMIC -- PAC'S:
   26,644    6.00% 2032........................................      27,188
                                                                 ----------
                                                                     37,480
                                                                 ----------

PRINCIPAL                                                          MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 42.9%
             MORTGAGE BACKED SECURITIES:
 $ 10,725    5.484% 2036.......................................  $   10,818
   16,169    5.50% 2015 -- 2037................................      15,979
   21,258    6.00% 2016 -- 2036................................      21,439
    1,288    6.01% 2009........................................       1,296
    4,999    6.02% 2037 (L)....................................       5,079
    8,302    6.50% 2013 -- 2037................................       8,463
       57    7.50% 2030........................................          59
       19    8.00% 2025........................................          21
       49    8.50% 2022........................................          52
       39    9.00% 2020........................................          43
       11    9.75% 2020........................................          11
       81    10.00% 2020.......................................          90
       34    10.50% 2012 -- 2018...............................          38
        4    10.75% 2013.......................................           4
      136    11.00% 2015 -- 2020...............................         149
       28    11.25% 2013.......................................          28
        7    11.50% 2015.......................................           7
       18    12.00% 2014.......................................          20
       53    12.50% 2015.......................................          58
                                                                 ----------
                                                                     63,654
                                                                 ----------
             NOTES:
    4,000    5.00% 2012 (G)....................................       4,027
   10,500    6.25% 2029........................................      11,891
                                                                 ----------
                                                                     15,918
                                                                 ----------
             REMIC-PAC'S:
    1,003    6.50% 2012........................................       1,019
                                                                 ----------
                                                                     80,591
                                                                 ----------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 8.4%
             MORTGAGE BACKED SECURITIES:
      399    6.00% 2034........................................         404
    3,444    6.50% 2031 -- 2032................................       3,555
       42    7.00% 2030........................................          44
      109    8.00% 2022........................................         116
      384    9.50% 2016 -- 2019................................         418
       25    11.00% 2015 -- 2018...............................          28
                                                                 ----------
                                                                      4,565
                                                                 ----------
             REMIC-PAC'S:
   10,000    6.00% 2032........................................      10,186
    1,000    6.50% 2031........................................       1,039
                                                                 ----------
                                                                     11,225
                                                                 ----------
                                                                     15,790
                                                                 ----------
             OTHER GOVERNMENT AGENCIES -- 11.1%
             SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES:
    1,499    5.49% 2027........................................       1,522
    1,482    5.54% 2026........................................       1,509
    2,765    5.66% 2022........................................       2,818
    1,886    5.70% 2026........................................       1,933
    1,241    5.78% 2021........................................       1,268
    3,679    5.82% 2026........................................       3,790
    2,735    5.98% 2022........................................       2,802

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ----------
U.S. GOVERNMENT AGENCIES -- (CONTINUED)
             OTHER GOVERNMENT AGENCIES -- (CONTINUED)
 $  2,374    6.07% 2026........................................  $    2,472
    2,699    6.14% 2022........................................       2,783
                                                                 ----------
                                                                     20,897
                                                                 ----------
             Total U.S. government agencies
               (cost $153,074).................................  $  154,758
                                                                 ----------
             Total long-term investments
               (cost $180,836).................................  $  182,592
                                                                 ----------
SHORT-TERM INVESTMENTS -- 7.5%
             REPURCHASE AGREEMENTS -- 2.1%
    1,156    BNP Paribas Securities Corp. Repurchase Agreement,
               5.10%, 05/01/2007...............................  $    1,156
    1,370    RBS Greenwich Capital Markets,
               5.10%, 05/01/2007...............................       1,370
    1,387    UBS Securities, Inc. Repurchase Agreement,
               5.10%, 05/01/2007...............................       1,387
                                                                 ----------
                                                                      3,913
                                                                 ----------
 SHARES
----------
             SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
             LENDING -- 5.2%
             CASH COLLATERAL REINVESTMENT FUND:
    9,748    Navigator Prime Portfolio.........................       9,748
                                                                 ----------
PRINCIPAL
 AMOUNT
----------
             U.S. TREASURY SECURITIES -- 0.2%
 $    350    U.S. Treasury Bill,
               5.06%, 06/14/2007 (M)(S)........................         348
                                                                 ----------
             Total short-term investments
               (cost $14,009)..................................  $   14,009
                                                                 ----------
             Total investments in securities
               (cost $194,845) (C).............................  $  196,601
                                                                 ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C) At April 30, 2007, the cost of securities for federal income tax purposes was $194,854 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.............................  $1,867
      Unrealized depreciation.............................    (120)
                                                            ------
      Net unrealized appreciation.........................  $1,747
                                                            ======

  (G) Security is partially on loan at April 30, 2007.

  (I) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2007, was $3,076, which represents 1.64% of total net assets.

  (L) Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2007.

  (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (O) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

  (S) Security pledged as initial margin deposit for open futures contracts at April 30, 2007.

     FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2007

                                                                       UNREALIZED
                                NUMBER OF                             APPRECIATION
      DESCRIPTION               CONTRACTS*   POSITION   EXPIRATION   (DEPRECIATION)
      -----------               ----------   --------   ----------   --------------
      CBT 2 Year U.S. Treasury
      Note                          20         Long     June 2007         $ 2
      CBT 5 Year U.S. Treasury
      Note                         396         Long     June 2007          10
      CBT 10 Year U.S.
      Treasury Note                 12        Short     June 2007          (5)
      CBT U.S. Long Bond            41        Short     June 2007          (4)
                                                                          ---
                                                                          $ 3
                                                                          ===

    * The number of contracts does not omit 000's.

  (W) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD VALUE FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 98.7%
            BASIC MATERIALS -- 5.4%
     110    Agrium, Inc. .....................................  $  4,245
     126    Cameco Corp. .....................................     5,888
      71    Dow Chemical Co. .................................     3,172
      93    E.I. DuPont de Nemours & Co. (G)..................     4,593
      44    Kimberly-Clark Corp. .............................     3,096
                                                                --------
                                                                  20,994
                                                                --------
            CAPITAL GOODS -- 7.4%
     111    American Standard Cos., Inc. .....................     6,084
      48    Deere & Co. ......................................     5,207
      83    Goodrich Corp. ...................................     4,706
      60    National Oilwell Varco, Inc. (D)(G)...............     5,049
      87    Pitney Bowes, Inc. ...............................     4,181
      37    Textron, Inc. ....................................     3,762
                                                                --------
                                                                  28,989
                                                                --------
            CONSUMER CYCLICAL -- 8.5%
      78    Altria Group, Inc. ...............................     5,383
      88    Federated Department Stores, Inc. ................     3,847
     173    Gap, Inc. ........................................     3,113
     132    Kroger Co. .......................................     3,892
      81    McDonald's Corp. .................................     3,930
     166    Safeway, Inc. ....................................     6,040
     153    Supervalu, Inc. ..................................     7,004
                                                                --------
                                                                  33,209
                                                                --------
            CONSUMER STAPLES -- 5.9%
      36    Colgate-Palmolive Co. ............................     2,452
     100    Kellogg Co. ......................................     5,280
      54    Kraft Foods, Inc. ................................     1,809
     121    PepsiCo, Inc. ....................................     8,023
     263    Tyson Foods, Inc. Class A.........................     5,502
                                                                --------
                                                                  23,066
                                                                --------
            ENERGY -- 11.5%
      53    Chevron Corp. ....................................     4,123
      57    ConocoPhillips Holding Co. .......................     3,953
     232    Exxon Mobil Corp. ................................    18,384
      50    GlobalSantaFe Corp. ..............................     3,171
     134    Newfield Exploration Co. (D)......................     5,880
     119    Occidental Petroleum Corp. .......................     6,023
      69    XTO Energy, Inc. .................................     3,761
                                                                --------
                                                                  45,295
                                                                --------
            FINANCE -- 30.0%
      41    ACE Ltd. .........................................     2,432
      77    Aetna, Inc. ......................................     3,600
     100    Allstate Corp. ...................................     6,244
      90    American International Group, Inc. ...............     6,278
     306    Bank of America Corp. ............................    15,580
     100    Bank of New York Co., Inc. .......................     4,044
      94    Chubb Corp. ......................................     5,071

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
     270    Citigroup, Inc. ..................................  $ 14,488
      30    Goldman Sachs Group, Inc. ........................     6,536
     288    Host Hotels & Resorts, Inc. (G)...................     7,376
     208    JP Morgan Chase & Co. ............................    10,843
      52    Nuveen Investments, Inc. Class A (G)..............     2,772
      51    PNC Financial Services Group, Inc. ...............     3,764
     110    State Street Corp. ...............................     7,583
     113    U.S. Bancorp......................................     3,871
      88    UBS AG............................................     5,737
      80    Wachovia Corp. ...................................     4,433
      43    Wellpoint, Inc. (D)...............................     3,404
     102    Wells Fargo & Co. ................................     3,650
                                                                --------
                                                                 117,706
                                                                --------
            HEALTH CARE -- 6.9%
      69    Abbott Laboratories...............................     3,878
     103    Baxter International, Inc. .......................     5,839
      75    Bristol-Myers Squibb Co. .........................     2,170
     214    CVS/Caremark Corp. ...............................     7,759
     134    Wyeth.............................................     7,409
                                                                --------
                                                                  27,055
                                                                --------
            SERVICES -- 2.7%
     119    Comcast Corp. Class A (D)(G)......................     3,179
     688    Sun Microsystems, Inc. (D)........................     3,591
     190    Time Warner, Inc. ................................     3,916
                                                                --------
                                                                  10,686
                                                                --------
            TECHNOLOGY -- 14.3%
     348    AT&T, Inc. .......................................    13,489
       7    Beckman Coulter, Inc. (G).........................       465
     154    Cisco Systems, Inc. (D)...........................     4,118
     183    Corning, Inc. (D).................................     4,331
     260    EMC Corp. (D).....................................     3,942
     306    General Electric Co. .............................    11,294
     124    Hewlett-Packard Co. ..............................     5,209
     163    Nokia Corp. (D)(G)................................     4,103
     243    Verizon Communications, Inc. .....................     9,262
                                                                --------
                                                                  56,213
                                                                --------
            TRANSPORTATION -- 2.1%
     107    General Dynamics Corp. ...........................     8,431
                                                                --------
            UTILITIES -- 4.0%
      39    Entergy Corp. ....................................     4,435
      75    Exelon Corp. .....................................     5,641
      65    FPL Group, Inc. (G)...............................     4,191
      31    SCANA Corp. ......................................     1,363
                                                                --------
                                                                  15,630
                                                                --------
            Total common stock
              (cost $332,114).................................  $387,274
                                                                --------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD VALUE FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
SHORT-TERM INVESTMENTS -- 7.7%
            REPURCHASE AGREEMENTS -- 0.7%
 $   911    Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.24%, 05/01/2007...............................  $    911
     337    BNP Paribas Securities Corp. TriParty Joint
              Repurchase Agreement,
              5.23%, 05/01/2007...............................       337
      11    Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.10%, 05/01/2007...............................        11
     452    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................       452
   1,032    UBS Securities, Inc. TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................     1,032
                                                                --------
                                                                   2,743
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 7.0%
            CASH COLLATERAL REINVESTMENT FUND:
  27,641    BNY Institutional Cash Reserve Fund...............  $ 27,641
                                                                --------
            Total short-term investments
              (cost $30,384)..................................  $ 30,384
                                                                --------
            Total investments in securities
              (cost $362,498) (C).............................  $417,658
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.09% of total net assets at April 30, 2007.

  (C) At April 30, 2007, the cost of securities for federal income tax purposes was $362,651 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $55,402
      Unrealized depreciation.........................     (395)
                                                        -------
      Net unrealized appreciation.....................  $55,007
                                                        =======

  (D) Currently non-income producing.

  (G) Security is partially on loan at April 30, 2007.

  (W) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD VALUE OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 97.8%
            BASIC MATERIALS -- 8.0%
     148    Alcoa, Inc. ......................................  $  5,253
      83    Arch Coal, Inc. ..................................     3,005
      27    Celanese Corp. ...................................       911
     134    Chemtura Corp. ...................................     1,482
      28    Cytec Industries, Inc. ...........................     1,543
      25    E.I. DuPont de Nemours & Co. .....................     1,239
       7    FMC Corp. ........................................       560
       7    Mueller Water Products, Inc. (G)..................       101
      46    Mueller Water Products, Inc. Class B..............       658
     106    Owens-Illinois, Inc. (D)..........................     3,174
     101    Smurfit-Stone Container Corp. (D).................     1,217
                                                                --------
                                                                  19,143
                                                                --------
            CAPITAL GOODS -- 6.4%
      17    Alliant Techsystems, Inc. (D).....................     1,602
      23    Deere & Co. ......................................     2,538
     117    Goodrich Corp. ...................................     6,622
      34    Kennametal, Inc. .................................     2,413
      31    Varian Semiconductor Equipment Associates, Inc.
              (D).............................................     2,074
                                                                --------
                                                                  15,249
                                                                --------
            CONSUMER CYCLICAL -- 7.7%
      78    American Axle & Manufacturing Holdings, Inc.
              (G).............................................     2,191
      97    Circuit City Stores, Inc. ........................     1,698
      40    Copart, Inc. (D)..................................     1,145
     154    Foot Locker, Inc. ................................     3,664
      88    Ford Motor Co. ...................................       704
      62    Home Depot, Inc. .................................     2,352
      25    MDC Holdings, Inc. ...............................     1,266
     126    Ruby Tuesday, Inc. (G)............................     3,369
      52    TRW Automotive Holdings Corp. (D).................     1,920
                                                                --------
                                                                  18,309
                                                                --------
            CONSUMER STAPLES -- 3.3%
      69    Avon Products, Inc. ..............................     2,726
   2,468    Marine Harvest (D)(A)(G)..........................     2,636
      83    Unilever N.V. NY Shares...........................     2,516
                                                                --------
                                                                   7,878
                                                                --------
            ENERGY -- 9.2%
     227    Brasil EcoDiesel Industria (D)....................     1,039
      42    Exxon Mobil Corp. ................................     3,310
      24    GlobalSantaFe Corp. ..............................     1,534
      36    Newfield Exploration Co. (D)......................     1,579
      29    Noble Corp. ......................................     2,434
      39    Noble Energy, Inc. ...............................     2,282
      37    Petro-Canada......................................     1,636
     136    Talisman Energy, Inc. ............................     2,586
      69    Total S.A. ADR....................................     5,065
      23    UGI Corp. ........................................       647
                                                                --------
                                                                  22,112
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- 27.2%
     122    ACE Ltd. .........................................  $  7,248
      48    Aetna, Inc. ......................................     2,227
      21    AMBAC Financial Group, Inc. ......................     1,955
      41    American International Group, Inc. ...............     2,873
     149    Apollo Investment Corp. ..........................     3,272
     200    Bank of America Corp. ............................    10,197
     103    Capital One Financial Corp. ......................     7,671
      23    CIT Group, Inc. ..................................     1,396
      35    Commerce Bancorp, Inc. ...........................     1,164
     156    E*Trade Financial Corp. (D).......................     3,440
      30    Everest Re Group Ltd. ............................     3,009
     144    Genesis Lease Ltd. ...............................     3,893
      39    KKR Financial Corp. ..............................     1,036
     131    PennantPark Investment Corp. (D)..................     1,965
      63    Platinum Underwriters Holdings Ltd. ..............     2,170
     158    Royal Bank of Scotland Group plc (A)..............     6,048
      72    UBS AG............................................     4,666
      33    Unum Group........................................       819
                                                                --------
                                                                  65,049
                                                                --------
            HEALTH CARE -- 7.7%
      45    Alkermes, Inc. (D)................................       738
      19    Astellas Pharma, Inc. (A).........................       831
      43    Bristol-Myers Squibb Co. .........................     1,227
      49    Cooper Co., Inc. .................................     2,509
     265    Impax Laboratories, Inc. (D)(G)...................     2,671
      43    Sanofi-Aventis S.A. (A)(G)........................     3,962
      58    Sanofi-Aventis S.A. ADR...........................     2,646
      69    Wyeth.............................................     3,835
                                                                --------
                                                                  18,419
                                                                --------
            SERVICES -- 6.8%
      98    Avis Budget Group, Inc. ..........................     2,751
     214    BearingPoint, Inc. (D)............................     1,570
      48    CACI International, Inc. Class A (D)..............     2,181
     136    Comcast Corp. Special Class A (D).................     3,596
      58    Entercom Communications Corp. ....................     1,612
      42    R.H. Donnelley Corp. (D)..........................     3,272
      95    Unisys Corp. (D)..................................       746
      12    Viacom, Inc. Class B (D)..........................       512
                                                                --------
                                                                  16,240
                                                                --------
            TECHNOLOGY -- 19.1%
      72    Arrow Electronics, Inc. (D).......................     2,853
     257    Cinram International Income Fund..................     5,770
     255    Cisco Systems, Inc. (D)...........................     6,813
       7    Embarq Corp. .....................................       418
      62    Fairchild Semiconductor International, Inc. (D)...     1,091
      57    First Data Corp. .................................     1,834
     186    Flextronics International Ltd. (D)................     2,073
     110    Microsoft Corp. ..................................     3,278
      25    NCR Corp. (D).....................................     1,280
     138    Powerwave Technologies, Inc. (D)(G)...............       862
      77    QLogic Corp. (D)..................................     1,384
      92    Seagate Technology................................     2,040
      74    Solar Cayman Ltd. (A)(D)(H).......................     1,103

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD VALUE OPPORTUNITIES FUND

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     250    Sprint Nextel Corp. ..............................  $  5,008
     155    Symantec Corp. (D)................................     2,732
      25    Tektronix, Inc. ..................................       744
      92    Telefonaktiebolaget LM Ericsson ADR...............     3,519
      40    Texas Instruments, Inc. ..........................     1,371
      56    Virgin Media, Inc. ...............................     1,415
                                                                --------
                                                                  45,588
                                                                --------
            TRANSPORTATION -- 2.4%
      50    U.S. Airways Group, Inc. (D)(J)...................     1,837
     115    UAL Corp. (D)(G)..................................     3,828
                                                                --------
                                                                   5,665
                                                                --------
            Total common stock
              (cost $198,789).................................  $233,652
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 6.7%
            REPURCHASE AGREEMENTS -- 1.6%
 $ 1,261    Banc of America Securities TriParty Joint
              Repurchase Agreement,
              5.24%, 05/01/2007...............................  $  1,261
     467    BNP Paribas Securities Corp. TriParty Joint
              Repurchase Agreement,
              5.23%, 05/01/2007...............................       467
      15    Deutsche Bank Securities Joint Repurchase
              Agreement,
              5.10%, 05/01/2007...............................        15
     626    Deutsche Bank Securities TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................       626
   1,429    UBS Securities, Inc. TriParty Joint Repurchase
              Agreement,
              5.24%, 05/01/2007...............................     1,429
                                                                --------
                                                                   3,798
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 5.1%
            CASH COLLATERAL REINVESTMENT FUND:
  12,097    BNY Institutional Cash Reserve Fund...............    12,097
                                                                --------
            Total short-term investments
              (cost $15,895)..................................  $ 15,895
                                                                --------
            Total investments in securities
              (cost $214,684) (C).............................  $249,547
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 19.60% of total net assets at April 30, 2007.

  (A) The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2007, was $14,580, which represents 6.11% of total net assets.

  (C) At April 30, 2007, the cost of securities for federal income tax purposes was $215,211 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized appreciation.........................  $35,770
      Unrealized depreciation.........................   (1,434)
                                                        -------
      Net unrealized appreciation.....................  $34,336
                                                        =======

  (D) Currently non-income producing.

  (G) Security is partially on loan at April 30, 2007.

  (H) The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED  SHARES/PAR       SECURITY       COST BASIS
      --------  ----------       --------       ----------
      3/2007        74       Solar Cayman Ltd.    $1,103

     The aggregate value of these securities at April 30, 2007 was $1,103, which represents 0.46% of total net assets.

  (J) Securities exempt from registration under Regulation D of the Securities Act of 1933. These securities are determined to be liquid. At April 30, 2007, the market value of these securities was $1,837, which represents 0.77% of total net assets.

  (W) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

                      (This page intentionally left blank)

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 2007 (UNAUDITED) (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                      BALANCED
                                                                ADVISERS             ALLOCATION
                                                                  FUND                  FUND*
                                                              -------------         -------------
ASSETS:
 Investments in securities, at value; (amortized cost for
   Money Market)@...........................................  $   1,758,989         $     862,449
 Cash.......................................................             39                    --
 Foreign currency on deposit with custodian#................             --                    --
 Unrealized appreciation in forward foreign currency
   contracts................................................             15                    --
 Receivables:
   Investment securities sold...............................         40,897                    --
   Fund shares sold.........................................            360                 2,111
   Dividends and interest...................................          6,030                 1,602
   Variation margin.........................................             --                    --
 Purchased swap contracts...................................             --                    --
 Other assets...............................................            112                   166
                                                              -------------         -------------
Total assets................................................      1,806,442               866,328
                                                              -------------         -------------
LIABILITIES:
 Unrealized depreciation on forward foreign currency
   contracts................................................             --                    --
 Bank overdraft -- U.S. Dollars.............................             --                    --
 Bank overdraft -- foreign cash.............................             --                    --
 Payable upon return of securities loaned (Note 2d).........        153,701                    --
 Payables:
   Investment securities purchased..........................         20,394                   320
   Fund shares redeemed.....................................          4,028                 1,546
   Investment advisory and management fees (Note 3).........            169                    18
   Dividends................................................             --                    --
   Distribution fees (Note 3)...............................            129                    76
   Reverse repurchase agreements (Note 2g)..................             --                    --
   Variation margin.........................................             --                    --
 Accrued interest expense...................................             --                    --
 Accrued expenses...........................................            725                   122
 Written options and swap contracts.........................             --                    --
                                                              -------------         -------------
Total liabilities...........................................        179,146                 2,082
                                                              -------------         -------------
Net assets..................................................  $   1,627,296         $     864,246
                                                              =============         =============
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................  $   1,455,492         $     771,563
Accumulated undistributed (distribution in excess of ) net
 investment income (loss)...................................          2,646                (6,072)
Accumulated net realized gain (loss) on investments and
 foreign currency transactions..............................         83,523                48,961
Unrealized appreciation (depreciation) of investments and
 the translations of assets and liabilities denominated in
 foreign currency...........................................         85,635                49,794
                                                              -------------         -------------
Net assets..................................................  $   1,627,296         $     864,246
                                                              =============         =============
Shares authorized...........................................        910,000               500,000
                                                              -------------         -------------
Par value...................................................          0.001                 0.001
                                                              -------------         -------------
CLASS A: Net asset value per share/Maximum offering price
         per share..........................................  $17.71/$18.74         $12.36/$13.08
                                                              -------------         -------------
       Shares outstanding...................................         62,275                43,182
                                                              -------------         -------------
       Net assets...........................................  $   1,103,193         $     533,627
                                                              -------------         -------------
CLASS B: Net asset value per share..........................  $       17.54         $       12.32
                                                              -------------         -------------
       Shares outstanding...................................         16,645                10,022
                                                              -------------         -------------
       Net assets...........................................  $     291,940         $     123,526
                                                              -------------         -------------
CLASS C: Net asset value per share..........................  $       17.71         $       12.32
                                                              -------------         -------------
       Shares outstanding...................................         12,023                16,712
                                                              -------------         -------------
       Net assets...........................................  $     212,926         $     205,885
                                                              -------------         -------------
CLASS I: Net asset value per share/Maximum offering price
         per share..........................................  $          --         $       12.35
                                                              -------------         -------------
       Shares outstanding...................................             --                    95
                                                              -------------         -------------
       Net assets...........................................  $          --         $       1,178
                                                              -------------         -------------
CLASS L: Net asset value per share..........................  $          --         $          --
                                                              -------------         -------------
       Shares outstanding...................................             --                    --
                                                              -------------         -------------
       Net assets...........................................  $          --         $          --
                                                              -------------         -------------
CLASS R3: Net asset value per share.........................  $       17.89         $       12.35
                                                              -------------         -------------
       Shares outstanding...................................              1                     1
                                                              -------------         -------------
       Net assets...........................................  $          10         $          10
                                                              -------------         -------------
CLASS R4: Net asset value per share.........................  $       17.89         $       12.36
                                                              -------------         -------------
       Shares outstanding...................................              1                     1
                                                              -------------         -------------
       Net assets...........................................  $          10         $          10
                                                              -------------         -------------
CLASS R5: Net asset value per share.........................  $       17.90         $       12.36
                                                              -------------         -------------
       Shares outstanding...................................              1                     1
                                                              -------------         -------------
       Net assets...........................................  $          11         $          10
                                                              -------------         -------------
CLASS Y: Net asset value per share..........................  $       17.90         $          --
                                                              -------------         -------------
       Shares outstanding...................................          1,073                    --
                                                              -------------         -------------
       Net assets...........................................  $      19,206         $          --
                                                              -------------         -------------
@ Cost of securities........................................  $   1,673,353         $     812,655
                                                              -------------         -------------
@ Market value of securities on loan........................  $     150,003         $          --
                                                              -------------         -------------
#  Cost of foreign currency on deposit with custodian.......  $          --         $          --
                                                              -------------         -------------

*  Relates to investments in affiliated investment companies.
+  Formally known as Aggressive Growth Allocation Fund.


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

      BALANCED         CAPITAL          CAPITAL       CONSERVATIVE     DISCIPLINED      DIVIDEND      EQUITY GROWTH       EQUITY
       INCOME       APPRECIATION    APPRECIATION II    ALLOCATION        EQUITY        AND GROWTH       ALLOCATION        INCOME
        FUND            FUND             FUND             FUND*           FUND            FUND            FUND*+           FUND
    -------------   -------------   ---------------   -------------   -------------   -------------   --------------   -------------
    $      28,015   $  18,111,131    $     818,706    $     172,416   $     371,383   $   4,422,521   $     252,885    $     965,876
                1              --              536               --             730           1,609              --                1
                1          10,059               --               --              --              --              --               --
               --              --                7               --              --              --              --               --
              135          90,706            7,373              119              --           1,065              --            8,066
              218          47,081           16,085              695             804           7,830             854            2,315
              207          18,900              777              481             247           4,314              --            1,019
                3              --               --               --              --              --              --               --
               --              --               --               --              --              --              --               --
               41           1,062              188              106             118             248             156              148
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
           28,621      18,278,939          843,672          173,817         373,282       4,437,587         253,895          977,425
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
               --          30,633               --               --              --              --              --               --
               --              59               --               --              --              --              --               --
               --              --               --               --              --              --              --               --
               --         953,537           49,962               --          25,405         529,478              --           50,533
              760         107,726           14,637               --              --          14,041             353               --
               36          24,333            1,303              515             701           5,149             657              864
                3           1,871              120                4              46             402               6              115
               --              --               --               --              --              --              --               --
                2           1,371               65               15              18             248              23               48
               --              --               --               --              --              --              --               --
               --              --               --               --              --              --              --               --
               --              --               --               --              --              --              --               --
                5           4,000              103               27             131             968              51              150
               --              --               --               --              38              --              --               --
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
              806       1,123,530           66,190              561          26,339         550,286           1,090           51,710
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
    $      27,815   $  17,155,409    $     777,482    $     173,256   $     346,943   $   3,887,301   $     252,805    $     925,715
    =============   =============    =============    =============   =============   =============   =============    =============
    $      26,432   $  13,943,742    $     690,118    $     161,419   $     322,264   $   2,932,987   $     211,794    $     766,555
               66          13,165             (680)            (508)            259           4,755          (2,910)           1,409
               88         868,066           23,707            6,522         (34,928)         80,123          19,712           10,595
            1,229       2,330,436           64,337            5,823          59,348         869,436          24,209          147,156
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
    $      27,815   $  17,155,409    $     777,482    $     173,256   $     346,943   $   3,887,301   $     252,805    $     925,715
    =============   =============    =============    =============   =============   =============   =============    =============
          800,000       1,215,000        1,000,000          500,000         450,000         700,000         500,000          500,000
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
            0.001           0.001            0.001            0.001           0.001           0.001           0.001            0.001
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
    $10.92/$11.56   $39.33/$41.62    $14.52/$15.37    $11.25/$11.90   $14.34/$15.17   $22.08/$23.37   $14.06/$14.88    $14.72/$15.58
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
            2,282         276,804           31,865            9,483          12,980         136,539          10,581           45,610
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
    $      24,920   $  10,885,348    $     462,523    $     106,703   $     186,122   $   3,014,547   $     148,750    $     671,200
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
    $       10.90   $       35.64    $       14.29    $       11.25   $       13.66   $       21.74   $       13.97    $       14.68
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
               97          55,575            4,206            2,062           2,480          18,079           2,927            3,505
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
    $       1,058   $   1,980,702    $      60,123    $      23,191   $      33,879   $     392,994   $      40,898    $      51,445
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
    $       10.89   $       35.82    $       14.32    $       11.24   $       13.68   $       21.69   $       13.96    $       14.69
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
              158          99,049           15,362            3,537           2,039          16,231           4,516            4,833
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
    $       1,725   $   3,547,615    $     219,908    $      39,765   $      27,887   $     352,106   $      63,064    $      71,025
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
    $          --   $       39.12    $       14.55    $       11.24   $          --   $       22.02   $       14.07    $       14.68
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
               --           1,603            2,378              317              --              31               4               42
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
    $          --   $      62,704    $      34,605    $       3,567   $          --   $         687   $          61    $         620
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
    $          --   $          --    $          --    $          --   $          --   $          --   $          --    $          --
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
               --              --               --               --              --              --              --               --
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
    $          --   $          --    $          --    $          --   $          --   $          --   $          --    $          --
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
    $          --   $       41.81    $       14.59    $       11.24   $       14.76   $       22.33   $       14.04    $       14.77
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
               --               1               11                1               1              --               1                1
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
    $          --   $          35    $         166    $          10   $          11   $          11   $          10    $          10
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
    $          --   $       41.85    $       14.60    $       11.25   $       14.78   $       22.34   $       14.06    $       14.77
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
               --              --                1                1               1              --               1                1
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
    $          --   $          10    $          11    $          10   $          11   $          11   $          11    $          10
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
    $          --   $       41.90    $       14.62    $       11.25   $       14.80   $       22.35   $       14.08    $       14.78
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
               --              --                1                1               1              --               1                1
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
    $          --   $          10    $          11    $          10   $          11   $          11   $          11    $          11
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
    $       10.93   $       41.93    $       14.63    $          --   $       14.81   $       22.35   $          --    $       14.78
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
               10          16,193                9               --           6,688           5,679              --            8,888
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
    $         112   $     678,985    $         135    $          --   $      99,022   $     126,934   $          --    $     131,394
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
    $      26,787   $  15,749,951    $     754,374    $     166,593   $     312,069   $   3,553,085   $     228,676    $     818,720
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
    $          --   $     923,838    $      48,080    $          --   $      24,184   $     505,667   $          --    $      48,878
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------
    $           1   $      10,110    $          --    $          --   $          --   $          --   $          --    $          --
    -------------   -------------    -------------    -------------   -------------   -------------   -------------    -------------

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2007 (UNAUDITED) (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                FLOATING             FUNDAMENTAL
                                                                  RATE                 GROWTH
                                                                  FUND                  FUND>
                                                              -------------         -------------
ASSETS:
 Investments in securities, at value; (amortized cost for
   Money Market)@...........................................  $   4,698,705         $      70,223
 Cash.......................................................             --                     1
 Foreign currency on deposit with custodian#................             --                    --
 Unrealized appreciation in forward foreign currency
   contracts................................................             --                    --
 Receivables:
   Investment securities sold...............................         24,330                 1,377
   Fund shares sold.........................................        116,571                    56
   Dividends and interest...................................         35,846                    77
   Variation margin.........................................             --                    --
   Purchased swap contracts.................................             --                    --
 Other assets...............................................            853                    52
                                                              -------------         -------------
Total assets................................................      4,876,305                71,786
                                                              -------------         -------------
LIABILITIES:
 Unrealized depreciation on forward foreign currency
   contracts................................................             --                    --
 Bank overdraft -- U.S. Dollars.............................             50                    --
 Bank overdraft -- foreign cash.............................             --                    --
 Payable upon return of securities loaned (Note 2d).........             --                 8,528
 Payables:
   Investment securities purchased..........................        384,387                   556
   Fund shares redeemed.....................................         11,838                   256
   Investment advisory and management fees (Note 3).........            435                     9
   Dividends................................................          7,625                    --
   Distribution fees (Note 3)...............................            359                     6
   Reverse repurchase agreements (Note 2g)..................             --                    --
   Variation margin.........................................             --                    --
 Accrued interest expense...................................             --                    --
 Accrued expenses...........................................            138                    33
 Written options and swap contracts.........................             --                    --
                                                              -------------         -------------
Total liabilities...........................................        404,832                 9,388
                                                              -------------         -------------
Net assets..................................................  $   4,471,473         $      62,398
                                                              =============         =============
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................  $   4,465,489         $      57,159
Accumulated undistributed (distribution in excess of ) net
 investment income (loss)...................................          1,155                   (85)
Accumulated net realized gain (loss) on investments and
 foreign currency transactions..............................         (3,374)                2,433
Unrealized appreciation (depreciation) of investments and
 the translations of assets and liabilities denominated in
 foreign currency...........................................          8,203                 2,891
                                                              -------------         -------------
Net assets..................................................  $   4,471,473         $      62,398
                                                              =============         =============
Shares authorized...........................................      1,600,000               300,000
                                                              -------------         -------------
Par value...................................................          0.001                 0.001
                                                              -------------         -------------
CLASS A: Net asset value per share/Maximum offering price
       per share............................................  $10.15/$10.46         $12.05/$12.75
                                                              -------------         -------------
       Shares outstanding...................................        221,298                 3,091
                                                              -------------         -------------
       Net assets...........................................  $   2,245,722         $      37,240
                                                              -------------         -------------
CLASS B: Net asset value per share..........................  $       10.14         $       11.62
                                                              -------------         -------------
       Shares outstanding...................................          6,157                 1,088
                                                              -------------         -------------
       Net assets...........................................  $      62,419         $      12,634
                                                              -------------         -------------
CLASS C: Net asset value per share..........................  $       10.14         $       11.62
                                                              -------------         -------------
       Shares outstanding...................................        158,084                 1,047
                                                              -------------         -------------
       Net assets...........................................  $   1,602,837         $      12,169
                                                              -------------         -------------
CLASS I:  Net asset value per share/Maximum offering price
       per share............................................  $       10.15         $          --
                                                              -------------         -------------
       Shares outstanding...................................         47,588                    --
                                                              -------------         -------------
       Net assets...........................................  $     483,131         $          --
                                                              -------------         -------------
CLASS L: Net asset value per share..........................  $          --         $          --
                                                              -------------         -------------
       Shares outstanding...................................             --                    --
                                                              -------------         -------------
       Net assets...........................................  $          --         $          --
                                                              -------------         -------------
CLASS R3: Net asset value per share.........................  $       10.14         $          --
                                                              -------------         -------------
       Shares outstanding...................................              3                    --
                                                              -------------         -------------
       Net assets...........................................  $          35         $          --
                                                              -------------         -------------
CLASS R4: Net asset value per share.........................  $       10.14         $          --
                                                              -------------         -------------
       Shares outstanding...................................              1                    --
                                                              -------------         -------------
       Net assets...........................................  $          10         $          --
                                                              -------------         -------------
CLASS R5: Net asset value per share.........................  $       10.15         $          --
                                                              -------------         -------------
       Shares outstanding...................................              1                    --
                                                              -------------         -------------
       Net assets...........................................  $          10         $          --
                                                              -------------         -------------
CLASS Y: Net asset value per share..........................  $       10.14         $       12.29
                                                              -------------         -------------
       Shares outstanding...................................          7,624                    29
                                                              -------------         -------------
       Net assets...........................................  $      77,309         $         355
                                                              -------------         -------------
@ Cost of securities........................................  $   4,690,502         $      67,332
                                                              -------------         -------------
@ Market value of securities on loan........................  $          --         $       8,343
                                                              -------------         -------------
#  Cost of foreign currency on deposit with custodian.......  $          --         $          --
                                                              -------------         -------------

*  Relates to investments in affiliated investment companies.
> Formally known as Focus Fund.


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

        GLOBAL             GLOBAL            GLOBAL          GLOBAL         GLOBAL         GROWTH
    COMMUNICATIONS   FINANCIAL SERVICES      HEALTH          LEADERS      TECHNOLOGY     ALLOCATION        GROWTH
         FUND               FUND              FUND            FUND           FUND           FUND*           FUND
    --------------   ------------------   -------------   -------------   -----------   -------------   -------------
     $    40,775       $      34,450      $   1,025,536   $     809,648   $    62,333   $     773,023   $   1,198,413
              19                  --                 --              --            --              --               4
              18                  --                 --             327            --              --              --
              --                  --                 --               4            --              --              --
             511                 902             10,191           4,027         1,545              --           2,846
             194                 186              4,280             573            71           2,644           1,653
             179                 145              1,585           1,388            11             648             861
              --                  --                 --              --            --              --              --
              --                  --                 --              --            --              --              --
              48                  40                141             181           148             197             170
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
          41,744              35,723          1,041,733         816,148        64,108         776,512       1,203,947
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
              --                  --                 --              --            --              --              --
              --                  23                 --           1,626           298              --              --
              --                  --                 --              --            --              --              --
           5,419                 315            141,214          54,383         2,629              --          29,264
              39                 917              4,655           4,603         1,020             413           5,585
              19                  62                541             956            75           1,146           2,217
               6                   5                130             102             9              17             143
              --                  --                 --              --            --              --              --
               3                   3                 54              41             6              73              59
              --                  --                 --              --            --              --              --
              --                  --                 --              --            --              --              --
              --                  --                 --              --            --              --              --
              18                  12                193             306            42             136             395
              --                  --                 --              --            --              --              --
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
           5,504               1,337            146,787          62,017         4,079           1,785          37,663
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
     $    36,240       $      34,386      $     894,946   $     754,131   $    60,029   $     774,727   $   1,166,284
     ===========       =============      =============   =============   ===========   =============   =============
     $    30,256       $      26,512      $     724,800   $     586,386   $   100,150   $     667,980   $   1,009,390
               5                 159             (1,238)         (3,354)         (353)         (7,390)         (1,528)
             470               2,893             29,605          36,949       (48,553)         56,212          33,226
           5,509               4,822            141,779         134,150         8,785          57,925         125,196
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
     $    36,240       $      34,386      $     894,946   $     754,131   $    60,029   $     774,727   $   1,166,284
     ===========       =============      =============   =============   ===========   =============   =============
         300,000             300,000            500,000         450,000       300,000         500,000      27,000,000
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
           0.001               0.001              0.001           0.001         0.001           0.001          0.0001
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
     $9.10/$9.63       $14.22/$15.05      $18.69/$19.78   $20.10/$21.27   $6.11/$6.47   $13.23/$14.00   $18.23/$19.29
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
           2,483               1,655             25,273          21,055         5,448          33,518          34,868
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
     $    22,601       $      23,529      $     472,439   $     423,247   $    33,263   $     443,505   $     635,567
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
     $      8.82       $       13.97      $       17.61   $       18.81   $      5.80   $       13.16   $       15.83
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
             574                 295              4,801           3,825         2,216           9,697           2,521
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
     $     5,059       $       4,118      $      84,540   $      71,955   $    12,864   $     127,580   $      39,921
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
     $      8.81       $       13.93      $       17.63   $       18.90   $      5.78   $       13.15   $       15.88
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
             830                 372              6,952           3,476         2,112          15,438           4,938
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
     $     7,309       $       5,183      $     122,580   $      65,711   $    12,218   $     203,018   $      78,419
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
     $        --       $          --      $       18.78   $          --   $        --   $       13.19   $       18.27
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
              --                  --                239              --            --              45           1,329
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
     $        --       $          --      $       4,490   $          --   $        --   $         592   $      24,281
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
     $        --       $          --      $          --   $          --   $        --   $          --   $       18.51
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
              --                  --                 --              --            --              --          16,085
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
     $        --       $          --      $          --   $          --   $        --   $          --   $     297,686
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
     $        --       $          --      $       19.47   $       20.97   $        --   $       13.21   $       18.69
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
              --                  --                  1               1            --               1               1
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
     $        --       $          --      $          22   $          10   $        --   $          10   $          10
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
     $        --       $          --      $       19.49   $       20.99   $        --   $       13.23   $       18.71
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
              --                  --                  1               1            --               1               1
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
     $        --       $          --      $          11   $          10   $        --   $          11   $          10
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
     $        --       $          --      $       19.51   $       21.01   $        --   $       13.24   $       18.73
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
              --                  --                  1               1            --               1               1
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
     $        --       $          --      $          11   $          11   $        --   $          11   $          10
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
     $      9.28       $       14.38      $       19.53   $       21.03   $      6.28   $          --   $       18.74
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
             137                 108             10,794           9,187           268              --           4,823
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
     $     1,271       $       1,556      $     210,853   $     193,187   $     1,684   $          --   $      90,380
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
     $    35,267       $      29,630      $     883,748   $     675,500   $    53,548   $     715,098   $   1,073,215
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
     $     5,231       $         302      $     137,110   $      52,336   $     2,524   $          --   $      28,637
     -----------       -------------      -------------   -------------   -----------   -------------   -------------
     $        17       $          --      $          --   $         329   $        --   $          --   $          --
     -----------       -------------      -------------   -------------   -----------   -------------   -------------

        GROWTH
     OPPORTUNITIES
         FUND
     -------------
     $   1,597,001
                 1
                --
                --
             2,106
             2,075
               701
                --
                --
               541
     -------------
         1,602,425
     -------------
                --
                --
                --
           190,415
            11,733
             1,141
               170
                --
                66
                --
                --
                --
               354
                --
     -------------
           203,879
     -------------
     $   1,398,546
     =============
     $   1,081,873
             3,286
            87,643
           225,744
     -------------
     $   1,398,546
     =============
        23,750,000
     -------------
            0.0001
     -------------
     $31.10/$32.91
     -------------
            16,612
     -------------
     $     516,580
     -------------
     $       26.32
     -------------
             1,448
     -------------
     $      38,107
     -------------
     $       26.33
     -------------
             2,328
     -------------
     $      61,297
     -------------
     $       31.16
     -------------
                55
     -------------
     $       1,707
     -------------
     $       31.60
     -------------
            21,344
     -------------
     $     674,453
     -------------
     $       31.90
     -------------
                 3
     -------------
     $          86
     -------------
     $       31.93
     -------------
                --
     -------------
     $          11
     -------------
     $       31.97
     -------------
                --
     -------------
     $          11
     -------------
     $       31.98
     -------------
             3,324
     -------------
     $     106,294
     -------------
     $   1,371,256
     -------------
     $     185,526
     -------------
     $          --
     -------------

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2007 (UNAUDITED) (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                     INCOME
                                                              HIGH YIELD           ALLOCATION
                                                                 FUND                FUND*
                                                              -----------         ------------
ASSETS:
 Investments in securities, at value; (amortized cost for
   Money Market)@...........................................  $   341,609         $     46,316
 Cash.......................................................           --                   --
 Foreign currency on deposit with custodian#................          216                   --
 Unrealized appreciation in forward foreign currency
   contracts................................................           --                   --
 Receivables:
   Investment securities sold...............................        8,948                   --
   Fund shares sold.........................................          338                   84
   Dividends and interest...................................        6,227                  213
   Variation margin.........................................           65                   --
   Purchased swap contracts.................................           --                   --
 Other assets...............................................          124                  102
                                                              -----------         ------------
Total assets................................................      357,527               46,715
                                                              -----------         ------------
LIABILITIES:
 Unrealized depreciation on forward foreign currency
   contracts................................................           75                   --
 Bank overdraft -- U.S. Dollars.............................           --                   --
 Bank overdraft -- foreign cash.............................           --                   --
 Payable upon return of securities loaned (Note 2d).........       60,074                   --
 Payables:
   Investment securities purchased..........................       13,985                   15
   Fund shares redeemed.....................................          324                   29
   Investment advisory and management fees (Note 3).........           35                    1
   Dividends................................................          333                   --
   Distribution fees (Note 3)...............................           21                    4
   Reverse repurchase agreements (Note 2g)..................           --                   --
   Variation margin.........................................           --                   --
 Accrued interest expense...................................           --                   --
 Accrued expenses...........................................          128                    8
 Written options and swap contracts.........................           --                   --
                                                              -----------         ------------
Total liabilities...........................................       74,975                   57
                                                              -----------         ------------
Net assets..................................................  $   282,552         $     46,658
                                                              ===========         ============
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................  $   350,893         $     46,955
Accumulated undistributed (distribution in excess of ) net
 investment income (loss)...................................          (14)                  13
Accumulated net realized gain (loss) on investments and
 foreign currency transactions..............................      (75,361)                (586)
Unrealized appreciation (depreciation) of investments and
 the translations of assets and liabilities denominated in
 foreign currency...........................................        7,034                  276
                                                              -----------         ------------
Net assets..................................................  $   282,552         $     46,658
                                                              ===========         ============
Shares authorized...........................................      500,000              500,000
                                                              -----------         ------------
Par value...................................................        0.001                0.001
                                                              -----------         ------------
CLASS A: Net asset value per share/Maximum offering price
         per share..........................................  $8.23/$8.62         $9.97/$10.44
                                                              -----------         ------------
       Shares outstanding...................................       24,626                3,293
                                                              -----------         ------------
       Net assets...........................................  $   202,669         $     32,829
                                                              -----------         ------------
CLASS B: Net asset value per share..........................  $      8.21         $       9.97
                                                              -----------         ------------
       Shares outstanding...................................        4,448                  542
                                                              -----------         ------------
       Net assets...........................................  $    36,538         $      5,406
                                                              -----------         ------------
CLASS C: Net asset value per share..........................  $      8.22         $       9.96
                                                              -----------         ------------
       Shares outstanding...................................        4,755                  787
                                                              -----------         ------------
       Net assets...........................................  $    39,084         $      7,847
                                                              -----------         ------------
CLASS I: Net asset value per share/Maximum offering price
         per share..........................................  $        --         $       9.97
                                                              -----------         ------------
       Shares outstanding...................................           --                   55
                                                              -----------         ------------
       Net assets...........................................  $        --         $        546
                                                              -----------         ------------
CLASS L: Net asset value per share..........................  $        --         $         --
                                                              -----------         ------------
       Shares outstanding...................................           --                   --
                                                              -----------         ------------
       Net assets...........................................  $        --         $         --
                                                              -----------         ------------
CLASS R3: Net asset value per share.........................  $      8.24         $       9.97
                                                              -----------         ------------
       Shares outstanding...................................            1                    1
                                                              -----------         ------------
       Net assets...........................................  $        10         $         10
                                                              -----------         ------------
CLASS R4: Net asset value per share.........................  $      8.24         $       9.97
                                                              -----------         ------------
       Shares outstanding...................................            1                    1
                                                              -----------         ------------
       Net assets...........................................  $        10         $         10
                                                              -----------         ------------
CLASS R5: Net asset value per share.........................  $      8.24         $       9.97
                                                              -----------         ------------
       Shares outstanding...................................            1                    1
                                                              -----------         ------------
       Net assets...........................................  $        10         $         10
                                                              -----------         ------------
CLASS Y: Net asset value per share..........................  $      8.23         $         --
                                                              -----------         ------------
       Shares outstanding...................................          514                   --
                                                              -----------         ------------
       Net assets...........................................  $     4,231         $         --
                                                              -----------         ------------
@ Cost of securities........................................  $   334,568         $     46,040
                                                              -----------         ------------
@ Market value of securities on loan........................  $    58,848         $         --
                                                              -----------         ------------
 # Cost of foreign currency on deposit with custodian.......  $       206         $         --
                                                              -----------         ------------

 *  Relates to investments in affiliated investment companies.
**  Investments in repurchase agreements were $28,831


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                        INTERNATIONAL       INTERNATIONAL   INTERNATIONAL
       INCOME       INFLATION PLUS   CAPITAL APPRECIATION   OPPORTUNITIES   SMALL COMPANY      LARGECAP         MIDCAP
        FUND             FUND                FUND               FUND             FUND         GROWTH FUND        FUND
    -------------   --------------   --------------------   -------------   --------------   -------------   -------------
    $     302,584** $     615,517       $     471,410       $     445,725   $     354,652    $      10,896   $   3,827,763
               --              80                  --                  --             373               --              --
               --              --                  18               1,754              --               --              --
               --              --                  22                  14               2               --              30
               --              --              10,407               4,789             565               --          19,117
            1,383             165               1,681                 326           1,727               --           2,507
            2,480           3,259               1,032               1,217             810                2           1,572
              214              --                  --                  --              --               --              --
               28              --                  --                  --              --               --              --
               68             180                 126                 126              80               50             152
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
          306,757         619,201             484,696             453,951         358,209           10,948       3,851,142
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
               --              --                   7                   8               6               --               2
               19              --                 151                  28              --               --              --
               --              --                  --                  --              37               --              --
           48,182              --              45,338              91,767          71,323               --         578,097
           13,976           1,000               8,612               5,042           4,131               --          33,403
              104           1,444                 373                 413             400               --           5,047
               21              55                  64                  50              42                1             394
               54             522                  --                  --              --               --              --
                6              50                  29                  18              12                1             251
               --          45,542                  --                  --              --               --              --
              103              49                  --                  --              --               --              --
               --               7                  --                  --              --               --              --
               10             270                 123                  86              50                1             927
               13              --                  --                  --              --               --              --
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
           62,488          48,939              54,697              97,412          76,001                3         618,121
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
    $     244,269   $     570,262       $     429,999       $     356,539   $     282,208    $      10,945   $   3,233,021
    =============   =============       =============       =============   =============    =============   =============
    $     243,106   $     591,017       $     340,623       $     286,642   $     227,860    $      10,422   $   2,439,637
               55           2,086                (817)                 48             180              (17)         10,752
               55         (21,781)             43,659              30,059          24,596               38         143,030
            1,053          (1,060)             46,534              39,790          29,572              502         639,602
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
    $     244,269   $     570,262       $     429,999       $     356,539   $     282,208    $      10,945   $   3,233,021
    =============   =============       =============       =============   =============    =============   =============
          300,000         600,000             500,000             450,000         350,000          800,000         460,000
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
            0.001           0.001               0.001               0.001           0.001            0.001           0.001
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
    $10.40/$10.89   $10.53/$11.03       $15.37/$16.26       $17.92/$18.96   $16.59/$17.56    $10.51/$11.12   $24.57/$26.00
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
            7,705          19,779              21,246              10,910           7,307              956          83,977
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
    $      80,164   $     208,339       $     326,590       $     195,474   $     121,245    $      10,057   $   2,063,334
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
    $       10.40   $       10.52       $       14.75       $       16.79   $       16.07    $       10.49   $       22.23
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
              865           7,301               2,822               1,949           1,064               30          21,027
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
    $       8,995   $      76,791       $      41,624       $      32,720   $      17,090    $         313   $     467,387
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
    $       10.42   $       10.51       $       14.75       $       16.64   $       15.89    $       10.49   $       22.37
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
            1,188          16,910               3,567               1,479           1,752               45          23,247
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
    $      12,387   $     177,725       $      52,612       $      24,601   $      27,835    $         470   $     520,128
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
    $          --   $       10.55       $       15.24       $          --   $          --    $          --   $          --
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
               --              20                  10                  --              --               --              --
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
    $          --   $         212       $         156       $          --   $          --    $          --   $          --
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
    $          --   $          --       $          --       $          --   $          --    $          --   $          --
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
               --              --                  --                  --              --               --              --
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
    $          --   $          --       $          --       $          --   $          --    $          --   $          --
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
    $          --   $       10.54       $       15.65       $       18.38   $          --    $          --   $          --
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
               --               1                   1                   1              --               --              --
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
    $          --   $          10       $          11       $          23   $          --    $          --   $          --
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
    $          --   $       10.55       $       15.67       $       18.40   $          --    $          --   $          --
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
               --               1                   1                   1              --               --              --
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
    $          --   $          10       $          11       $          11   $          --    $          --   $          --
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
    $          --   $       10.55       $       15.68       $       18.42   $          --    $          --   $          --
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
               --               1                   1                   1              --               --              --
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
    $          --   $          10       $          11       $          11   $          --    $          --   $          --
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
    $       10.39   $       10.56       $       15.70       $       18.44   $       16.80    $       10.53   $       26.21
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
           13,734          10,150                 572               5,625           6,906               10           6,950
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
    $     142,723   $     107,165       $       8,984       $     103,699   $     116,038    $         105   $     182,172
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
    $     301,616   $     616,542       $     424,874       $     405,944   $     325,081    $      10,394   $   3,188,178
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
    $      47,203   $          --       $      43,219       $      87,448   $      67,500    $          --   $     559,838
    -------------   -------------       -------------       -------------   -------------    -------------   -------------
    $          --   $          --       $          18       $       1,755   $          --    $          --   $          --
    -------------   -------------       -------------       -------------   -------------    -------------   -------------


        MIDCAP
      GROWTH FUND
     -------------
     $      18,951
                --
                --
                --
                27
                 1
                28
                --
                --
                31
     -------------
            19,038
     -------------
                --
                --
                --
                --
                --
                 1
                 3
                --
                 1
                --
                --
                --
                 3
                --
     -------------
                 8
     -------------
     $      19,030
     =============
     $      16,063
               (17)
             2,600
               384
     -------------
     $      19,030
     =============
           800,000
     -------------
             0.001
     -------------
     $12.56/$13.29
     -------------
             1,311
     -------------
     $      16,471
     -------------
     $       12.51
     -------------
                64
     -------------
     $         805
     -------------
     $       12.49
     -------------
               130
     -------------
     $       1,627
     -------------
     $          --
     -------------
                --
     -------------
     $          --
     -------------
     $          --
     -------------
                --
     -------------
     $          --
     -------------
     $          --
     -------------
                --
     -------------
     $          --
     -------------
     $          --
     -------------
                --
     -------------
     $          --
     -------------
     $          --
     -------------
                --
     -------------
     $          --
     -------------
     $       12.57
     -------------
                10
     -------------
     $         127
     -------------
     $      18,567
     -------------
     $          --
     -------------
     $          --
     -------------

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2007 (UNAUDITED) (000'S OMITTED)
--------------------------------------------------------------------------------

                                                               MIDCAP VALUE          MONEY MARKET
                                                                   FUND                  FUND
                                                              --------------         ------------
ASSETS:
 Investments in securities, at value; (amortized cost for
   Money Market)@...........................................  $     533,299          $   281,124
 Cash.......................................................              1                  208
 Foreign currency on deposit with custodian#................             --                   --
 Unrealized appreciation in forward foreign currency
   contracts................................................             --                   --
 Receivables:
   Investment securities sold...............................          3,129                   --
   Fund shares sold.........................................             60                1,161
   Dividends and interest...................................            317                  419
   Variation margin.........................................             --                   --
 Purchased swap contracts...................................             --                   --
 Other assets...............................................             67                  171
                                                              -------------          -----------
Total assets................................................        536,873              283,083
                                                              -------------          -----------
LIABILITIES:
 Unrealized depreciation on forward foreign currency
   contracts................................................             --                   --
 Bank overdraft -- U.S. Dollars.............................             --                   --
 Bank overdraft -- foreign cash.............................             --                   --
 Payable upon return of securities loaned (Note 2d).........         68,413                   --
 Payables:
   Investment securities purchased..........................            940                   --
   Fund shares redeemed.....................................            767                1,468
   Investment advisory and management fees (Note 3).........             66                   23
   Dividends................................................             --                   43
   Distribution fees (Note 3)...............................             36                   16
   Reverse repurchase agreements (Note 2g)..................             --                   --
   Variation margin.........................................             --                   --
 Accrued interest expense...................................             --                   --
 Accrued expenses...........................................            175                  109
 Written options and swap contracts.........................             --                   --
                                                              -------------          -----------
Total liabilities...........................................         70,397                1,659
                                                              -------------          -----------
Net assets..................................................  $     466,476          $   281,424
                                                              =============          ===========
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................  $     329,514          $   281,424
Accumulated undistributed (distribution in excess of) net
 investment income (loss)...................................           (275)                  --
Accumulated net realized gain (loss) on investments and
 foreign currency transactions..............................         36,427                   --
Unrealized appreciation (depreciation) of investments and
 the translations of assets and liabilities denominated in
 foreign currency...........................................        100,810                   --
                                                              -------------          -----------
Net assets..................................................  $     466,476          $   281,424
                                                              =============          ===========
Shares authorized...........................................        300,000            2,850,000
                                                              -------------          -----------
Par value...................................................          0.001                0.001
                                                              -------------          -----------
CLASS A: Net asset value per share/Maximum offering price
         per share..........................................  $14.69/$15.54          $1.00/$1.00
                                                              -------------          -----------
       Shares outstanding...................................         22,546              236,499
                                                              -------------          -----------
       Net assets...........................................  $     331,213          $   236,499
                                                              -------------          -----------
CLASS B: Net asset value per share..........................  $       13.90          $      1.00
                                                              -------------          -----------
       Shares outstanding...................................          4,753               24,995
                                                              -------------          -----------
       Net assets...........................................  $      66,052          $    24,995
                                                              -------------          -----------
CLASS C: Net asset value per share..........................  $       13.91          $      1.00
                                                              -------------          -----------
       Shares outstanding...................................          4,873               15,314
                                                              -------------          -----------
       Net assets...........................................  $      67,763          $    15,314
                                                              -------------          -----------
CLASS I: Net asset value per share/Maximum offering price
         per share..........................................  $          --          $        --
                                                              -------------          -----------
       Shares outstanding...................................             --                   --
                                                              -------------          -----------
       Net assets...........................................  $          --          $        --
                                                              -------------          -----------
CLASS L: Net asset value per share..........................  $          --          $        --
                                                              -------------          -----------
       Shares outstanding...................................             --                   --
                                                              -------------          -----------
       Net assets...........................................  $          --          $        --
                                                              -------------          -----------
CLASS R3: Net asset value per share.........................  $          --          $      1.00
                                                              -------------          -----------
       Shares outstanding...................................             --                   10
                                                              -------------          -----------
       Net assets...........................................  $          --          $        10
                                                              -------------          -----------
CLASS R4: Net asset value per share.........................  $          --          $      1.00
                                                              -------------          -----------
       Shares outstanding...................................             --                   10
                                                              -------------          -----------
       Net assets...........................................  $          --          $        10
                                                              -------------          -----------
CLASS R5: Net asset value per share.........................  $          --          $      1.00
                                                              -------------          -----------
       Shares outstanding...................................             --                   10
                                                              -------------          -----------
       Net assets...........................................  $          --          $        10
                                                              -------------          -----------
CLASS Y: Net asset value per share..........................  $       15.24          $      1.00
                                                              -------------          -----------
       Shares outstanding...................................             95                4,586
                                                              -------------          -----------
       Net assets...........................................  $       1,448          $     4,586
                                                              -------------          -----------
@ Cost of securities........................................  $     432,490          $   281,124
                                                              -------------          -----------
@ Market value of securities on loan........................  $      66,333          $        --
                                                              -------------          -----------
# Cost of foreign currency on deposit with custodian........  $          --          $        --
                                                              -------------          -----------

*  Relates to investments in affiliated investment companies.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

     RETIREMENT     SELECT MIDCAP    SELECT MIDCAP    SELECT SMALLCAP   SHORT DURATION   SMALL COMPANY       SMALLCAP
    INCOME FUND*     GROWTH FUND       VALUE FUND       VALUE FUND           FUND             FUND         GROWTH FUND
    -------------   --------------   --------------   ---------------   --------------   --------------   --------------
    $      1,505    $      34,013    $      66,964     $     104,681     $    190,603    $     580,196    $     572,426
              --                1                1               170                5               --                1
              --               --               --                --               --               --               --
              --               --               --                --               --                1               --
              --               --              813             2,824               --            7,769            4,722
               5               74              447                 7              303            1,452              947
               5                3               13                71            1,295              119               77
              --               --               --                --               --               --               --
              --               --               --                --               --               --               --
              56               50               53                41               49              171              456
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
           1,571           34,141           68,291           107,794          192,255          589,708          578,629
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
              --               --               --                --               --                2               --
              --               --               --                --               --              420               --
              --               --               --                --               --               --               --
              --            6,136            5,918                --               --           76,473           84,840
              --               --            1,339             2,849               --            3,537            6,940
              --               36               75                --            1,134              620              672
              --                3                8                18               17               70               64
              --               --               --                --               35               --               --
              --                2                4                 1                4               28               25
              --               --               --                --               --               --               --
              --               --               --                22               --               --               24
              --               --               --                --               --               --               --
               5               20               29                 3               25              119              232
              --               --               --                --               --               --               --
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
               5            6,197            7,373             2,893            1,215           81,269           92,797
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
    $      1,566    $      27,944    $      60,918     $     104,901     $    191,040    $     508,439    $     485,832
    ============    =============    =============     =============     ============    =============    =============
    $      1,514    $      22,852    $      48,026     $      95,848     $    193,847    $     419,289    $     423,856
              (4)             (92)              70               234                2             (497)            (328)
              21            3,240            8,673             3,717           (2,366)          44,428           13,221
              35            1,944            4,149             5,102             (443)          45,219           49,083
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
    $      1,566    $      27,944    $      60,918     $     104,901     $    191,040    $     508,439    $     485,832
    ============    =============    =============     =============     ============    =============    =============
         950,000          800,000          800,000           800,000          300,000          500,000       27,000,000
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
           0.001            0.001            0.001             0.001            0.001            0.001           0.0001
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
    $9.87/$10.44    $12.16/$12.87    $13.39/$14.17     $11.85/$12.54     $9.90/$10.21    $22.38/$23.68    $33.64/$35.60
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
             104            1,603            3,180             1,533            2,703           10,768            8,149
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
    $      1,029    $      19,479    $      42,587     $      18,161     $     26,757    $     240,942    $     274,106
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
    $       9.88    $       11.97    $       13.20     $       11.77     $       9.90    $       20.48    $       30.09
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
              21              335              350                36              613            2,609              634
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
    $        205    $       4,015    $       4,624     $         430     $      6,068    $      53,426    $      19,082
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
    $       9.89    $       11.94    $       13.20     $       11.78     $       9.90    $       20.50    $       30.02
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
              18              364              677                37            1,244            2,725              866
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
    $        182    $       4,340    $       8,940     $         436     $     12,318    $      55,852    $      25,992
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
    $         --    $          --    $          --     $          --     $         --    $       22.43    $       33.68
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
              --               --               --                --               --               43               81
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
    $         --    $          --    $          --     $          --     $         --    $         954    $       2,730
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
    $         --    $          --    $          --     $          --     $         --    $          --    $       33.80
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
              --               --               --                --               --               --            4,389
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
    $         --    $          --    $          --     $          --     $         --    $          --    $     148,333
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
    $       9.88    $          --    $          --     $          --     $         --    $       23.67    $       34.28
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
               1               --               --                --               --                2               --
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
    $         10    $          --    $          --     $          --     $         --    $          47    $          11
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
    $       9.88    $          --    $          --     $          --     $         --    $       23.69    $       34.32
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
               1               --               --                --               --               --               --
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
    $         10    $          --    $          --     $          --     $         --    $          11    $          11
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
    $       9.88    $          --    $          --     $          --     $         --    $       23.72    $       34.35
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
               1               --               --                --               --               --               --
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
    $         10    $          --    $          --     $          --     $         --    $          11    $          11
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
    $       9.88    $       12.27    $       13.41     $       11.84     $       9.89    $       23.73    $       34.36
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
              12                9              356             7,252           14,757            6,624              453
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
    $        120    $         110    $       4,767     $      85,874     $    145,897    $     157,196    $      15,556
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
    $      1,470    $      32,069    $      62,815     $      99,595     $    191,046    $     534,976    $     523,319
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
    $         --    $       6,000    $       5,778     $          --     $         --    $      73,463    $      80,880
    ------------    -------------    -------------     -------------     ------------    -------------    -------------
    $         --    $          --    $          --     $          --     $         --    $          --    $          --
    ------------    -------------    -------------     -------------     ------------    -------------    -------------


      STOCK FUND
     -------------
     $   1,236,614
                44
                --
                15
            16,962
               257
             1,350
                --
                --
               208
     -------------
         1,255,450
     -------------
                --
                --
                --
            58,397
            16,915
             2,638
               144
                --
                88
                --
                --
                --
               625
                --
     -------------
            78,807
     -------------
     $   1,176,643
     =============
     $   1,318,956
               945
          (233,622)
            90,364
     -------------
     $   1,176,643
     =============
           450,000
     -------------
             0.001
     -------------
     $22.96/$24.30
     -------------
            30,073
     -------------
     $     690,516
     -------------
     $       21.38
     -------------
             9,307
     -------------
     $     198,998
     -------------
     $       21.56
     -------------
             7,227
     -------------
     $     155,777
     -------------
     $          --
     -------------
                --
     -------------
     $          --
     -------------
     $          --
     -------------
                --
     -------------
     $          --
     -------------
     $       23.86
     -------------
                --
     -------------
     $          10
     -------------
     $       23.89
     -------------
                 2
     -------------
     $          42
     -------------
     $       23.91
     -------------
                --
     -------------
     $          11
     -------------
     $       23.92
     -------------
             5,489
     -------------
     $     131,289
     -------------
     $   1,146,250
     -------------
     $      56,566
     -------------
     $          --
     -------------

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2007 (UNAUDITED) (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  TARGET                  TARGET
                                                              RETIREMENT 2010         RETIREMENT 2020
                                                                   FUND*                   FUND*
                                                              ---------------         ---------------
ASSETS:
 Investments in securities, at value; (amortized cost for
   Money Market) @..........................................   $       7,469           $      11,047
 Cash.......................................................              --                      --
 Foreign currency on deposit with custodian#................              --                      --
 Unrealized appreciation in forward foreign currency
   contracts................................................              --                      --
 Receivables:
   Investment securities sold...............................              --                      --
   Fund shares sold.........................................               1                      34
   Dividends and interest...................................              15                      15
   Variation margin.........................................              --                      --
 Purchased swap contracts...................................              --                      --
 Other assets...............................................              58                      59
                                                               -------------           -------------
Total assets................................................           7,543                  11,155
                                                               -------------           -------------
LIABILITIES:
 Unrealized depreciation on forward foreign currency
   contracts................................................              --                      --
 Bank overdraft -- U.S. Dollars.............................              --                      --
 Bank overdraft -- foreign cash.............................              --                      --
 Payable upon return of securities loaned (Note 2d).........              --                      --
 Payables:
   Investment securities purchased..........................               1                      23
   Fund shares redeemed.....................................              --                       9
   Investment advisory and management fees (Note 3).........              --                      --
   Dividends................................................              --                      --
   Distribution fees (Note 3)...............................              --                      --
   Reverse repurchase agreements (Note 2g)..................              --                      --
   Variation margin.........................................              --                      --
 Accrued interest expense...................................              --                      --
 Accrued expenses...........................................               8                       9
 Written options and swap contracts.........................              --                      --
                                                               -------------           -------------
Total liabilities...........................................               9                      41
                                                               -------------           -------------
Net assets..................................................   $       7,534           $      11,114
                                                               =============           =============
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital...........................   $       7,290           $      10,684
Accumulated undistributed (distribution in excess of ) net
 investment income (loss)...................................              (3)                     (9)
Accumulated net realized gain (loss) on investments and
 foreign currency transactions..............................              88                     134
Unrealized appreciation (depreciation) of investments and
 the translations of assets and liabilities denominated in
 foreign currency...........................................             159                     305
                                                               -------------           -------------
Net assets..................................................   $       7,534           $      11,114
                                                               =============           =============
Shares authorized...........................................         950,000                 950,000
                                                               -------------           -------------
Par value...................................................           0.001                   0.001
                                                               -------------           -------------
CLASS A: Net asset value per share/Maximum offering price
       per share............................................   $10.11/$10.70           $11.03/$11.67
                                                               -------------           -------------
       Shares outstanding...................................             630                     917
                                                               -------------           -------------
       Net assets...........................................   $       6,364           $      10,110
                                                               -------------           -------------
CLASS B: Net asset value per share..........................   $       10.10           $       11.04
                                                               -------------           -------------
       Shares outstanding...................................              44                      42
                                                               -------------           -------------
       Net assets...........................................   $         449           $         467
                                                               -------------           -------------
CLASS C: Net asset value per share..........................   $       10.09           $       11.02
                                                               -------------           -------------
       Shares outstanding...................................              54                      45
                                                               -------------           -------------
       Net assets...........................................   $         547           $         495
                                                               -------------           -------------
CLASS I:  Net asset value per share/Maximum offering price
       per share............................................   $          --           $          --
                                                               -------------           -------------
       Shares outstanding...................................              --                      --
                                                               -------------           -------------
       Net assets...........................................   $          --           $          --
                                                               -------------           -------------
CLASS L: Net asset value per share..........................   $          --           $          --
                                                               -------------           -------------
       Shares outstanding...................................              --                      --
                                                               -------------           -------------
       Net assets...........................................   $          --           $          --
                                                               -------------           -------------
CLASS R3: Net asset value per share.........................   $       10.11           $       11.02
                                                               -------------           -------------
       Shares outstanding...................................               1                       1
                                                               -------------           -------------
       Net assets...........................................   $          10           $          10
                                                               -------------           -------------
CLASS R4: Net asset value per share.........................   $       10.11           $       11.02
                                                               -------------           -------------
       Shares outstanding...................................               1                       1
                                                               -------------           -------------
       Net assets...........................................   $          10           $          10
                                                               -------------           -------------
CLASS R5: Net asset value per share.........................   $       10.12           $       11.03
                                                               -------------           -------------
       Shares outstanding...................................               1                       1
                                                               -------------           -------------
       Net assets...........................................   $          10           $          10
                                                               -------------           -------------
CLASS Y: Net asset value per share..........................   $       10.11           $       11.03
                                                               -------------           -------------
       Shares outstanding...................................              14                       1
                                                               -------------           -------------
       Net assets...........................................   $         144           $          12
                                                               -------------           -------------
@ Cost of securities........................................   $       7,310           $      10,742
                                                               -------------           -------------
@ Market value of securities on loan........................   $          --           $          --
                                                               -------------           -------------
#  Cost of foreign currency on deposit with custodian.......   $          --           $          --
                                                               -------------           -------------

*  Relates to investments in affiliated investment companies.
** Investments in repurchase agreements were $140,594.


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

        TARGET          TAX-FREE        TAX-FREE        TAX-FREE        TAX-FREE          TOTAL       U.S. GOVERNMENT
    RETIREMENT 2030    CALIFORNIA       MINNESOTA       NATIONAL        NEW YORK       RETURN BOND      SECURITIES
         FUND*            FUND            FUND            FUND            FUND            FUND             FUND
    ---------------   -------------   -------------   -------------   -------------   -------------   ---------------
     $       8,975    $      34,201   $      36,560   $     165,282   $      15,864   $   1,385,382**   $   196,601
                --               --              --              14              --              --               8
                --               --              --              --              --              58              --
                --               --              --              --              --              --              --
                 4               --              --              --              --          10,496               2
                19            1,024              11           1,744              12           3,626              70
                 7              377             541           2,300             265           7,860           1,453
                --               --              --              --              --             713             128
                --               --              --              --              --              46              --
                59               14              19             104              13             232              84
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
             9,064           35,616          37,131         169,444          16,154       1,408,413         198,346
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
                --               --              --              --              --              --              --
                --               --              --              --              --              21              --
                --               --              --              --              --              --              --
                --               --              --              --              --         147,912           9,748
                --            1,091              --           2,466              --         235,722              --
                10               48               3             434              --           1,151             207
                --                3               4              20               1              89              17
                --               13              24             124               2             151             144
                --                2               1               9               1              48               7
                --               --              --              --              --              --              --
                --               --              --              --              --             530              40
                --               --              --              --              --              --              --
                 6                2               5              19               5             200              54
                --               --              --              --              --              81              --
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
                16            1,159              37           3,072               9         385,905          10,217
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
     $       9,048    $      34,457   $      37,094   $     166,372   $      16,145   $   1,022,508     $   188,129
     =============    =============   =============   =============   =============   =============     ===========
     $       8,577    $      33,598   $      35,765   $     160,653   $      15,615   $   1,023,770     $   205,287
               (17)               2              10              24               1           1,039              37
               150              (13)             70             200               9          (3,498)        (18,954)
               338              870           1,249           5,495             520           1,197           1,759
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
     $       9,048    $      34,457   $      37,094   $     166,372   $      16,145   $   1,022,508     $   188,129
     =============    =============   =============   =============   =============   =============     ===========
           950,000          300,000      19,250,000      19,300,000         300,000         500,000      19,250,000
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
             0.001            0.001          0.0001          0.0001           0.001           0.001          0.0001
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
     $10.05/$10.63    $10.53/$11.03   $10.20/$10.68   $11.26/$11.79   $10.43/$10.92   $10.65/$11.15     $9.22/$9.65
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
               832            2,663             904           9,042           1,109          49,606           5,055
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
     $       8,355    $      28,037   $       9,221   $     101,846   $      11,567   $     528,124     $    46,593
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
     $       10.06    $       10.52   $       10.22   $       11.18   $       10.43   $       10.59     $      9.18
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
                35              184              77             681             176           7,841           1,668
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
     $         355    $       1,935   $         786   $       7,618   $       1,841   $      83,043     $    15,307
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
     $       10.07    $       10.54   $       10.23   $       11.21   $       10.43   $       10.66     $      9.18
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
                27              425              68           1,794             262           7,530             972
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
     $         272    $       4,485   $         697   $      20,122   $       2,737   $      80,295     $     8,922
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
     $          --    $          --   $          --   $          --   $          --   $       10.65     $        --
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
                --               --              --              --              --             174              --
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
     $          --    $          --   $          --   $          --   $          --   $       1,848     $        --
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
     $          --    $          --   $       10.24   $       11.23   $          --   $          --     $      9.21
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
                --               --             329             804              --              --           3,622
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
     $          --    $          --   $       3,365   $       9,032   $          --   $          --     $    33,343
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
     $       10.03    $          --   $          --   $          --   $          --   $       10.76     $        --
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
                 1               --              --              --              --               1              --
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
     $          10    $          --   $          --   $          --   $          --   $          10     $        --
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
     $       10.04    $          --   $          --   $          --   $          --   $       10.76     $        --
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
                 1               --              --              --              --               1              --
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
     $          10    $          --   $          --   $          --   $          --   $          10     $        --
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
     $       10.05    $          --   $          --   $          --   $          --   $       10.76     $        --
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
                 1               --              --              --              --               1              --
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
     $          11    $          --   $          --   $          --   $          --   $          10     $        --
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
     $       10.06    $          --   $       10.20   $       11.24   $          --   $       10.77     $      9.23
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
                 3               --           2,257           2,469              --          30,569           9,095
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
     $          35    $          --   $      23,025   $      27,754   $          --   $     329,168     $    83,964
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
     $       8,637    $      33,331   $      35,311   $     159,787   $      15,344   $   1,384,075     $   194,845
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
     $          --    $          --   $          --   $          --   $          --   $     144,906     $     9,548
     -------------    -------------   -------------   -------------   -------------   -------------     -----------
     $          --    $          --   $          --   $          --   $          --   $          56     $        --
     -------------    -------------   -------------   -------------   -------------   -------------     -----------

                         VALUE
         VALUE       OPPORTUNITIES
         FUND            FUND
     -------------   -------------
     $     417,658   $     249,547
                 1              90
                --              --
                --              --
             2,063           1,745
               138             705
               390             431
                --              --
                --              --
                91             156
     -------------   -------------
           420,341         252,674
     -------------   -------------
                --              --
                --              --
                --              45
            27,641          12,097
                --           1,328
               187             261
                52              35
                --              --
                 8              16
                --              --
                --              --
                --              --
                34              80
                --              --
     -------------   -------------
            27,922          13,862
     -------------   -------------
     $     392,419   $     238,812
     =============   =============
     $     331,306   $     178,548
             1,477             554
             4,476          24,839
            55,160          34,871
     -------------   -------------
     $     392,419   $     238,812
     =============   =============
           500,000      27,000,000
     -------------   -------------
             0.001           0.000
     -------------   -------------
     $13.36/$14.14   $18.60/$19.68
     -------------   -------------
             6,552           7,571
     -------------   -------------
     $      87,549   $     140,813
     -------------   -------------
     $       13.08   $       17.14
     -------------   -------------
             1,005           1,248
     -------------   -------------
     $      13,144   $      21,404
     -------------   -------------
     $       13.08   $       17.10
     -------------   -------------
             1,076           1,610
     -------------   -------------
     $      14,085   $      27,537
     -------------   -------------
     $          --   $       18.45
     -------------   -------------
                --              49
     -------------   -------------
     $          --   $         906
     -------------   -------------
     $          --   $       18.65
     -------------   -------------
                --           2,571
     -------------   -------------
     $          --   $      47,948
     -------------   -------------
     $       13.26   $       18.95
     -------------   -------------
                 1               1
     -------------   -------------
     $          11   $          11
     -------------   -------------
     $       13.27   $       18.97
     -------------   -------------
                 1               1
     -------------   -------------
     $          11   $          11
     -------------   -------------
     $       13.29   $       18.99
     -------------   -------------
                 1               1
     -------------   -------------
     $          11   $          11
     -------------   -------------
     $       13.30   $       19.07
     -------------   -------------
            20,876               9
     -------------   -------------
     $     277,608   $         171
     -------------   -------------
     $     362,498   $     214,684
     -------------   -------------
     $      26,561   $      11,299
     -------------   -------------
     $          --   $          --
     -------------   -------------

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 STATEMENT OF OPERATIONS
 FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                     BALANCED
                                                                                    ALLOCATION
                                                              ADVISERS FUND           FUND*
                                                              -------------         ----------
INVESTMENT INCOME:
  Dividends.................................................    $  8,763             $11,276
  Interest..................................................      13,369                  --
  Securities lending........................................         126                  --
  Less: Foreign tax withheld................................        (142)                 --
                                                                --------             -------
    Total investment income, net............................      22,116              11,276
                                                                --------             -------
EXPENSES:
  Investment management and advisory fees...................       5,143                 518
  Transfer agent fees.......................................       1,780                 421
  Distribution fees
    Class A.................................................       1,371                 612
    Class B.................................................       1,586                 573
    Class C.................................................       1,074                 919
    Class Hn................................................          --                  --
    Class L.................................................          --                  --
    Class Mn................................................          --                  --
    Class Nn................................................          --                  --
    Class R3................................................          --                  --
    Class R4................................................          --                  --
  Custodian fees............................................          12                  --
  Accounting services.......................................         124                  39
  Registration and filing fees..............................          57                  57
  Board of Directors' fees..................................          16                   4
  Interest expense..........................................          --                  --
  Other expenses............................................         463                 134
                                                                --------             -------
    Total expenses (before waivers and fees paid
     indirectly)............................................      11,626               3,277
  Expense waivers...........................................        (412)                (21)
  Transfer agent fee waivers................................          --                  --
  Commission recapture......................................         (25)                 --
  Custodian fee offset......................................          (4)                 --
                                                                --------             -------
  Total waivers and fees paid indirectly....................        (441)                (21)
                                                                --------             -------
    Total expenses, net.....................................      11,185               3,256
                                                                --------             -------
  Net investment income (loss)..............................      10,931               8,020
                                                                --------             -------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES, OPTIONS
  AND SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Capital gain distribution received from underlying
    affiliated funds........................................          --              25,242
  Net realized gain (loss) on investments...................      92,879              23,765
  Net realized gain (loss) on futures, written options and
    swap contracts..........................................          --                  --
  Net realized gain (loss) on foreign currency
    transactions............................................          42                  --
                                                                --------             -------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES, OPTIONS
  AND SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTION:......      92,921              49,007
                                                                --------             -------
NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  INVESTMENTS, FUTURES, OPTIONS AND SWAP CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS:
  Net unrealized appreciation (depreciation) of
    investments.............................................      10,443              (1,226)
  Net unrealized appreciation (depreciation) of futures,
    written options and swap contracts......................          --                  --
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...         (19)                 --
                                                                --------             -------
NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  INVESTMENTS, FUTURES, OPTIONS AND SWAP CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS.............................      10,424              (1,226)
                                                                --------             -------
NET GAIN (LOSS) ON INVESTMENTS, FUTURES, OPTIONS AND SWAP
  CONTRACTS AND FOREIGN CURRENCY TRANSACTION:...............     103,345              47,781
                                                                --------             -------
PAYMENT FROM AFFILIATE (SEE NOTE 3G ON ACCOMPANYING NOTES TO
  FINANCIAL STATEMENTS).....................................       1,265                  --
                                                                --------             -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $115,541             $55,801
                                                                ========             =======

*  Relates to investments in affiliated investment companies.
+  Formally known as Aggressive Growth Allocation Fund.
n Classes H, M and N were merged into Class L on February 9, 2007. Please refer to Note 8 in the Notes to Financial Statements for further details.
@ Realized gains on written options were $1,212 for the Capital Appreciation
  Fund and $7 for the Disciplined Equity Fund.


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

    BALANCED     CAPITAL          CAPITAL       CONSERVATIVE   DISCIPLINED                  EQUITY GROWTH   EQUITY
     INCOME    APPRECIATION   APPRECIATION II    ALLOCATION      EQUITY      DIVIDEND AND    ALLOCATION     INCOME
      FUND         FUND            FUND            FUND*          FUND       GROWTH FUND       FUND*+        FUND
    --------   ------------   ---------------   ------------   -----------   ------------   -------------   -------
    $   131     $  113,186        $ 3,371          $2,843        $ 3,161       $ 41,588        $ 1,431      $11,902
        301         22,345            775              --             38          2,873             --          585
         --            560             23              --              3            653             --            2
         --         (3,976)          (136)             --             --           (321)            --           --
    -------     ----------        -------          ------        -------       --------        -------      -------
        432        132,115          4,033           2,843          3,202         44,793          1,431       12,489
    -------     ----------        -------          ------        -------       --------        -------      -------
         67         51,911          2,580             123          1,379         11,282            168        3,103
          4         12,170            453              76            369          3,011            236          544
         21         12,533            410             124            231          3,467            163          736
          3          9,567            208             109            173          1,868            183          233
          5         16,219            729             209            141          1,649            283          326
         --             --             --              --             --             --             --           --
         --             --             --              --             --             --             --           --
         --             --             --              --             --             --             --           --
         --             --             --              --             --             --             --           --
         --             --             --              --             --             --             --           --
         --             --             --              --             --             --             --           --
          3            241             14              --              2              2             --            1
          1          1,187             40               8             26            270             11           61
         20            344             54              33             27            110             36           59
         --             92              1               1              3             24              1            4
         --             --             --              --             --             --             --           --
          9          2,767             51              36             93            690             46          127
    -------     ----------        -------          ------        -------       --------        -------      -------
        133        107,031          4,540             719          2,444         22,373          1,127        5,194
        (12)            --             --             (30)           (49)            --            (68)        (408)
         --             --             (3)             --            (14)            --             --           --
         --           (322)           (16)             --             (4)           (31)            --          (10)
         --            (23)            (2)             --             --             (3)            --           (1)
    -------     ----------        -------          ------        -------       --------        -------      -------
        (12)          (345)           (21)            (30)           (67)           (34)           (68)        (419)
    -------     ----------        -------          ------        -------       --------        -------      -------
        121        106,686          4,519             689          2,377         22,339          1,059        4,775
    -------     ----------        -------          ------        -------       --------        -------      -------
        311         25,429           (486)          2,154            825         22,454            372        7,714
    -------     ----------        -------          ------        -------       --------        -------      -------
         --             --             --           2,853             --             --         10,946           --
        121        867,777         25,367           3,976         26,058         82,572          8,974       10,701
        (11)         1,212@            --              --              7@            --             --           --
         --         (1,611)           (31)             --             --             --             --           --
    -------     ----------        -------          ------        -------       --------        -------      -------
        110        867,378         25,336           6,829         26,065         82,572         19,920       10,701
    -------     ----------        -------          ------        -------       --------        -------      -------
        791        286,562         39,996            (356)         4,403        247,298          2,149       62,713
          1             --             --              --             34             --             --           --
          1        (30,776)             3              --             --             --             --           --
    -------     ----------        -------          ------        -------       --------        -------      -------
        793        255,786         39,999            (356)         4,437        247,298          2,149       62,713
    -------     ----------        -------          ------        -------       --------        -------      -------
        903      1,123,164         65,335           6,473         30,502        329,870         22,069       73,414
    -------     ----------        -------          ------        -------       --------        -------      -------
         --          5,181             --              --            292          1,018             --           --
    -------     ----------        -------          ------        -------       --------        -------      -------
    $ 1,214     $1,153,774        $64,849          $8,627        $31,619       $353,342        $22,441      $81,128
    =======     ==========        =======          ======        =======       ========        =======      =======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              FLOATING         FUNDAMENTAL
                                                                RATE             GROWTH
                                                                FUND              FUND>
                                                              --------         -----------
INVESTMENT INCOME:
  Dividends.................................................  $    184           $  438
  Interest..................................................   126,877               16
  Securities lending........................................         2                3
  Less: Foreign tax withheld................................        --              (11)
                                                              --------           ------
    Total investment income, net............................   127,063              446
                                                              --------           ------
EXPENSES:
  Investment management and advisory fees...................    10,164              292
  Transfer agent fees.......................................       799               82
  Distribution fees
    Class A.................................................     2,264               49
    Class B.................................................       259               65
    Class C.................................................     5,814               65
    Class Hn................................................        --               --
    Class L.................................................        --               --
    Class Mn................................................        --               --
    Class Nn................................................        --               --
    Class R3................................................        --               --
    Class R4................................................        --               --
  Custodian fees............................................         1                2
  Accounting services.......................................       251                5
  Registration and filing fees..............................       139               22
  Board of Directors' fees..................................         5                1
  Interest expense..........................................        --               --
  Other expenses............................................       241               25
                                                              --------           ------
    Total expenses (before waivers and fees paid
     indirectly)............................................    19,937              608
  Expense waivers...........................................        (4)             (23)
  Transfer agent fee waivers................................        --               --
  Commission recapture......................................        --               (1)
  Custodian fee offset......................................        (5)              --
                                                              --------           ------
    Total waivers and fees paid indirectly..................        (9)             (24)
                                                              --------           ------
    Total expenses, net.....................................    19,928              584
                                                              --------           ------
  Net investment income (loss)..............................   107,135             (138)
                                                              --------           ------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES, OPTIONS
  AND SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Capital gain distribution received from underlying
    affiliated funds........................................        --               --
  Net realized gain (loss) on investments...................    (2,118)           3,825
  Net realized gain (loss) on futures, written options and
    swap contracts..........................................        --               --
  Net realized gain (loss) on foreign currency
    transactions............................................       (13)              (2)
                                                              --------           ------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES, OPTIONS
  AND SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTION:......    (2,131)           3,823
                                                              --------           ------
NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  INVESTMENTS, FUTURES, OPTIONS AND SWAP CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS:
  Net unrealized appreciation (depreciation) of
    investments.............................................    12,387            1,940
  Net unrealized appreciation (depreciation) of futures,
    written options and swap contracts......................        --               --
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...        86               --
                                                              --------           ------
NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  INVESTMENTS, FUTURES, OPTIONS AND SWAP CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS.............................    12,473            1,940
                                                              --------           ------
NET GAIN (LOSS) ON INVESTMENTS, FUTURES, OPTIONS AND SWAP
  CONTRACTS AND FOREIGN CURRENCY TRANSACTION:...............    10,342            5,763
                                                              --------           ------
PAYMENT FROM AFFILIATE (SEE NOTE 3G ON ACCOMPANYING NOTES TO
  FINANCIAL STATEMENTS).....................................        --              193
                                                              --------           ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $117,477           $5,818
                                                              ========           ======

*  Relates to investments in affiliated investment companies.
> Formally known as Focus Fund.
n Classes H, M and N were merged into Class L on February 9, 2007. Please refer to Note 8 in the Notes to Financial Statements for further details.


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

        GLOBAL          GLOBAL       GLOBAL    GLOBAL      GLOBAL       GROWTH                  GROWTH
    COMMUNICATIONS     FINANCIAL     HEALTH    LEADERS   TECHNOLOGY   ALLOCATION   GROWTH    OPPORTUNITIES
         FUND        SERVICES FUND    FUND      FUND        FUND        FUND*       FUND         FUND
    --------------   -------------   -------   -------   ----------   ----------   -------   -------------
        $  368          $  462       $ 4,035   $ 2,936     $  137      $ 7,028     $ 5,630     $ 10,006
            23              28           586       333         11           --         228          626
            20               1           107        93          2           --          34          224
           (16)            (36)         (120)     (254)        (2)          --         (36)         (93)
        ------          ------       -------   -------     ------      -------     -------     --------
           395             455         4,608     3,108        148        7,028       5,856       10,763
        ------          ------       -------   -------     ------      -------     -------     --------
           150             142         3,522     3,020        269          478       4,320        4,747
            46              41           707     1,039        161          555         852        1,151
            26              27           514       525         42          503         794          578
            24              20           403       369         64          581         209          178
            32              23           528       329         60          944         405          266
            --              --            --        --         --           --          42           95
            --              --            --        --         --           --         351          764
            --              --            --        --         --           --          44           61
            --              --            --        --         --           --          11           15
            --              --            --        --         --           --          --           --
            --              --            --        --         --           --          --           --
             3               2             5        28          5           --           5           15
             2               2            60        55          4           35          86           93
            23              20            34        35         28           55          88           78
            --              --             5         5         --            4          10            8
            --              --            --        --         --           --          --           --
            13              11           148       158         20          119         334          285
        ------          ------       -------   -------     ------      -------     -------     --------
           319             288         5,926     5,563        653        3,274       7,551        8,334
           (13)             (7)           --       (69)       (85)        (126)        (42)        (378)
            (2)             (3)           (5)      (72)       (57)          --         (12)        (267)
            (8)             (1)          (46)      (24)        (3)          --         (67)         (93)
            --              --            --        (3)        (1)          --          (4)          (6)
        ------          ------       -------   -------     ------      -------     -------     --------
           (23)            (11)          (51)     (168)      (146)        (126)       (125)        (744)
        ------          ------       -------   -------     ------      -------     -------     --------
           296             277         5,875     5,395        507        3,148       7,426        7,590
        ------          ------       -------   -------     ------      -------     -------     --------
            99             178        (1,267)   (2,287)      (359)       3,880      (1,570)       3,173
        ------          ------       -------   -------     ------      -------     -------     --------
            --              --            --        --         --       28,415          --           --
           661           2,951        30,964    41,774      3,068       27,808      35,467       89,643
            --              --            --        --         --           --          --           --
            (6)              4             1       (26)        (1)          --           2           26
        ------          ------       -------   -------     ------      -------     -------     --------
           655           2,955        30,965    41,748      3,067       56,223      35,469       89,669
        ------          ------       -------   -------     ------      -------     -------     --------
         3,580            (506)       40,935    25,557      1,588       (1,062)     37,880       80,389
            --              --            --        --         --           --          --           --
            (1)              1           (12)      (34)        --           --          (1)          (2)
        ------          ------       -------   -------     ------      -------     -------     --------
         3,579            (505)       40,923    25,523      1,588       (1,062)     37,879       80,387
        ------          ------       -------   -------     ------      -------     -------     --------
         4,234           2,450        71,888    67,271      4,655       55,161      73,348      170,056
        ------          ------       -------   -------     ------      -------     -------     --------
             5               5           105     1,914         22           --         154          413
        ------          ------       -------   -------     ------      -------     -------     --------
        $4,338          $2,633       $70,726   $66,898     $4,318      $59,041     $71,932     $173,642
        ======          ======       =======   =======     ======      =======     =======     ========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                               HIGH             INCOME
                                                               YIELD          ALLOCATION
                                                               FUND             FUND*
                                                              -------         ----------
INVESTMENT INCOME:
  Dividends.................................................  $   140           $  937
  Interest..................................................   11,324               --
  Securities lending........................................       86               --
  Less: Foreign tax withheld................................       --               --
                                                              -------           ------
    Total investment income, net............................   11,550              937
                                                              -------           ------
EXPENSES:
  Investment management and advisory fees...................    1,038               31
  Transfer agent fees.......................................      312               27
  Distribution fees
    Class A.................................................      244               35
    Class B.................................................      183               27
    Class C.................................................      198               37
    Class Hn................................................       --               --
    Class L.................................................       --               --
    Class Mn................................................       --               --
    Class Nn................................................       --               --
    Class R3................................................       --               --
    Class R4................................................       --               --
  Custodian fees............................................       12               --
  Accounting services.......................................       21                2
  Registration and filing fees..............................       30               26
  Board of Directors' fees..................................        2               --
  Interest expense..........................................       --               --
  Other expenses............................................       88               13
                                                              -------           ------
    Total expenses (before waivers and fees paid
     indirectly)............................................    2,128              198
  Expense waivers...........................................     (287)             (37)
  Transfer agent fee waivers................................       --               --
  Commission recapture......................................       --               --
  Custodian fee offset......................................       (6)              --
                                                              -------           ------
    Total waivers and fees paid indirectly..................     (293)             (37)
                                                              -------           ------
    Total expenses, net.....................................    1,835              161
                                                              -------           ------
  Net investment income (loss)..............................    9,715              776
                                                              -------           ------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES, OPTIONS
  AND SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Capital gain distribution received from underlying
    affiliated funds........................................       --               --
  Net realized gain (loss) on investments...................    6,690             (141)
  Net realized gain (loss) on futures, written options and
    swap contracts..........................................      (82)              --
  Net realized gain (loss) on foreign currency
    transactions............................................       52               --
                                                              -------           ------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES, OPTIONS
  AND SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTION:......    6,660             (141)
                                                              -------           ------
NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  INVESTMENTS, FUTURES, OPTIONS AND SWAP CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS:
  Net unrealized appreciation (depreciation) of
    investments.............................................    3,667              459
  Net unrealized appreciation (depreciation) of futures,
    written options and swap contracts......................       56               --
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...       (5)              --
                                                              -------           ------
NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  INVESTMENTS, FUTURES, OPTIONS AND SWAP CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS.............................    3,718              459
                                                              -------           ------
NET GAIN (LOSS) ON INVESTMENTS, FUTURES, OPTIONS AND SWAP
  CONTRACTS AND FOREIGN CURRENCY TRANSACTION:...............   10,378              318
                                                              -------           ------
PAYMENT FROM AFFILIATE (SEE NOTE 3G ON ACCOMPANYING NOTES TO
  FINANCIAL STATEMENTS).....................................       --               --
                                                              -------           ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $20,093           $1,094
                                                              =======           ======

*  Relates to investments in affiliated investment companies.
** Commenced operations on November 30, 2006.
n Classes H, M and N were merged into Class L on February 9, 2007. Please refer to Note 8 in the Notes to Financial Statements for further details.


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

             INFLATION     INTERNATIONAL     INTERNATIONAL   INTERNATIONAL   LARGECAP              MIDCAP
    INCOME     PLUS           CAPITAL        OPPORTUNITIES       SMALL        GROWTH     MIDCAP    GROWTH
     FUND      FUND      APPRECIATION FUND       FUND        COMPANY FUND     FUND**      FUND      FUND
    ------   ---------   -----------------   -------------   -------------   --------   --------   ------
    $  33     $   --          $ 2,317           $ 2,310         $ 1,829        $ 42     $ 29,685   $   42
    5,616      6,881              435               183             173           8        2,285       12
       21         --               95               107             134          --          117       --
       --         --             (270)             (254)           (208)         --         (145)      (1)
    ------    ------          -------           -------         -------        ----     --------   ------
    5,670      6,881            2,577             2,346           1,928          50       31,942       53
    ------    ------          -------           -------         -------        ----     --------   ------
      526      1,861            1,642             1,389           1,051          28       11,200       57
       63        305              458               400             169          --        2,657        4
       55        298              334               222             113          10        2,403       16
       40        416              188               155              71           1        2,268        2
       55      1,031              240               115             111           1        2,513        4
       --         --               --                --              --          --           --       --
       --         --               --                --              --          --           --       --
       --         --               --                --              --          --           --       --
       --         --               --                --              --          --           --       --
       --         --               --                --              --          --           --       --
       --         --               --                --              --          --           --       --
        4          2               24                22              19          --            8        2
       13         47               27                25              18           1          229        1
       24         69               41                28              27          21           75       20
       --          7                2                 1               1          --           24       --
       --        948               --                --              --          --           --       --
       22        246               80                51              44           4          688       10
    ------    ------          -------           -------         -------        ----     --------   ------
      802      5,230            3,036             2,408           1,624          66       22,065      116
      (51)      (642)              (4)              (19)             (5)        (12)          --      (66)
       --         --              (10)              (30)            (10)         --           --       --
       --         --              (10)               (3)             (4)         --         (194)      --
       (3)        (2)              (3)               (3)             (1)         --          (10)      (1)
    ------    ------          -------           -------         -------        ----     --------   ------
      (54)      (644)             (27)              (55)            (20)        (12)        (204)     (67)
    ------    ------          -------           -------         -------        ----     --------   ------
      748      4,586            3,009             2,353           1,604          54       21,861       49
    ------    ------          -------           -------         -------        ----     --------   ------
    4,922      2,295             (432)               (7)            324          (4)      10,081        4
    ------    ------          -------           -------         -------        ----     --------   ------
       --         --               --                --              --          --           --       --
      955     (3,294)          46,254            32,549          25,198          38      143,042    2,600
     (212)        13             (417)               --              --          --           --       --
      (86)      (148)            (170)              (13)            (38)         --           (3)      --
    ------    ------          -------           -------         -------        ----     --------   ------
      657     (3,429)          45,667            32,536          25,160          38      143,039    2,600
    ------    ------          -------           -------         -------        ----     --------   ------
      329      9,311           (1,987)           11,453          13,469         502      276,055     (189)
       82         32               --                --              --          --           --       --
       41        103               14                48              (2)         --           14       --
    ------    ------          -------           -------         -------        ----     --------   ------
      452      9,446           (1,973)           11,501          13,467         502      276,069     (189)
    ------    ------          -------           -------         -------        ----     --------   ------
    1,109      6,017           43,694            44,037          38,627         540      419,108    2,411
    ------    ------          -------           -------         -------        ----     --------   ------
       --         --                6                28              --          --        2,459       24
    ------    ------          -------           -------         -------        ----     --------   ------
    $6,031    $8,312          $43,268           $44,058         $38,951        $536     $431,648   $2,439
    ======    ======          =======           =======         =======        ====     ========   ======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MIDCAP          MONEY
                                                               VALUE          MARKET
                                                               FUND            FUND
                                                              -------         ------
INVESTMENT INCOME:
  Dividends.................................................  $3,258          $   --
  Interest..................................................     101           7,033
  Securities lending........................................      33              --
  Less: Foreign tax withheld................................    (105)             --
                                                              -------         ------
    Total investment income, net............................   3,287           7,033
                                                              -------         ------
EXPENSES:
  Investment management and advisory fees...................   1,897             654
  Transfer agent fees.......................................     534             419
  Distribution fees
    Class A.................................................     394             270
    Class B.................................................     318             128
    Class C.................................................     323              79
    Class Hn................................................      --              --
    Class L.................................................      --              --
    Class Mn................................................      --              --
    Class Nn................................................      --              --
    Class R3................................................      --              --
    Class R4................................................      --              --
  Custodian fees............................................       3               1
  Accounting services.......................................      33              20
  Registration and filing fees..............................      28              40
  Board of Directors' fees..................................       3               2
  Interest expense..........................................      --              --
  Other expenses............................................     114              58
                                                              -------         ------
    Total expenses (before waivers and fees paid
     indirectly)............................................   3,647           1,671
  Expense waivers...........................................     (57)           (281)
  Transfer agent fee waivers................................      --              --
  Commission recapture......................................     (13)             --
  Custodian fee offset......................................      --              --
                                                              -------         ------
    Total waivers and fees paid indirectly..................     (70)           (281)
                                                              -------         ------
    Total expenses, net.....................................   3,577           1,390
                                                              -------         ------
  Net investment income (loss)..............................    (290)          5,643
                                                              -------         ------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES, OPTIONS
  AND SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Capital gain distribution received from underlying
    affiliated funds........................................      --              --
  Net realized gain (loss) on investments...................  36,745               1
  Net realized gain (loss) on futures, written options and
    swap contracts..........................................      --              --
  Net realized gain (loss) on foreign currency
    transactions............................................      (5)             --
                                                              -------         ------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES, OPTIONS
  AND SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTION:......  36,740               1
                                                              -------         ------
NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  INVESTMENTS, FUTURES, OPTIONS AND SWAP CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS:
  Net unrealized appreciation (depreciation) of
    investments.............................................  29,269              --
  Net unrealized appreciation (depreciation) of futures,
    written options and swap contracts......................      --              --
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...       1              --
                                                              -------         ------
NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  INVESTMENTS, FUTURES, OPTIONS AND SWAP CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS.............................  29,270              --
                                                              -------         ------
NET GAIN (LOSS) ON INVESTMENTS, FUTURES, OPTIONS AND SWAP
  CONTRACTS AND FOREIGN CURRENCY TRANSACTION:...............  66,010               1
                                                              -------         ------
PAYMENT FROM AFFILIATE (SEE NOTE 3G ON ACCOMPANYING NOTES TO
  FINANCIAL STATEMENTS).....................................      55              --
                                                              -------         ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $65,775         $5,644
                                                              =======         ======

*  Relates to investments in affiliated investment companies.
n Classes H, M and N were merged into Class L on February 9, 2007. Please refer to Note 8 in the Notes to Financial Statements for further details.


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

    RETIREMENT     SELECT        SELECT       SELECT      SHORT      SMALL    SMALLCAP
      INCOME       MIDCAP        MIDCAP      SMALLCAP    DURATION   COMPANY    GROWTH     STOCK
      FUND*      GROWTH FUND   VALUE FUND   VALUE FUND     FUND      FUND       FUND       FUND
    ----------   -----------   ----------   ----------   --------   -------   --------   --------
       $ 20        $  122       $   457       $  838      $   --    $1,960    $ 1,806    $  9,144
         --             7            26          132       5,031       374        209         120
         --             6             2           --          --       138        647          63
         --            --            --           (1)         --       (26)        --        (155)
       ----        ------       -------       ------      ------    -------   -------    --------
         20           135           485          969       5,031     2,446      2,662       9,172
       ----        ------       -------       ------      ------    -------   -------    --------
          1           117           229          473         515     1,842      1,856       4,313
         --            47            57            4          44       461        665       1,737
          1            25            49           21          33       267        314         852
          1            19            20            2          32       263         95       1,059
          1            20            39            2          66       258        124         790
         --            --            --           --          --        --         38          --
         --            --            --           --          --        --        163          --
         --            --            --           --          --        --         40          --
         --            --            --           --          --        --         16          --
         --            --            --           --          --        --         --          --
         --            --            --           --          --        --         --          --
         --             6             9            4           2        14         11          12
         --             2             4            7          14        33         34          88
         31            29            38           20          26        18         54          43
         --            --            --           --           1         2          2          10
         --            --            --           --          --        --         --          --
         10            14            16            8          38        79        141         328
       ----        ------       -------       ------      ------    -------   -------    --------
         45           279           461          541         771     3,237      3,553       9,232
        (41)          (47)          (40)          --         (37)      (49)      (299)       (507)
         --            (3)           (1)          --          --       (10)      (232)        (45)
         --            --            --           --          --       (50)       (19)        (35)
         --            (2)           (5)          (4)         (2)       (2)        (2)         (4)
       ----        ------       -------       ------      ------    -------   -------    --------
        (41)          (52)          (46)          (4)        (39)     (111)      (552)       (591)
       ----        ------       -------       ------      ------    -------   -------    --------
          4           227           415          537         732     3,126      3,001       8,641
       ----        ------       -------       ------      ------    -------   -------    --------
         16           (92)           70          432       4,299      (680)      (339)        531
       ----        ------       -------       ------      ------    -------   -------    --------
         16            --            --           --          --        --         --          --
          6         3,427         8,850        3,660        (142)   45,708     14,738      86,480
         --            --            --           61          --        --         23          --
         --            --            --           --          --       (29)        --          43
       ----        ------       -------       ------      ------    -------   -------    --------
         22         3,427         8,850        3,721        (142)   45,679     14,761      86,523
       ----        ------       -------       ------      ------    -------   -------    --------
         20           602        (1,930)       3,775         221     9,214     18,989      19,050
         --            --            --           11          --        --       (359)         --
         --            --            --           --          --        (1)        --         (19)
       ----        ------       -------       ------      ------    -------   -------    --------
         20           602        (1,930)       3,786         221     9,213     18,630      19,031
       ----        ------       -------       ------      ------    -------   -------    --------
         42         4,029         6,920        7,507          79    54,892     33,391     105,554
       ----        ------       -------       ------      ------    -------   -------    --------
         --            --            --           --          --       671         39       1,568
       ----        ------       -------       ------      ------    -------   -------    --------
       $ 58        $3,937       $ 6,990       $7,939      $4,378    $54,883   $33,091    $107,653
       ====        ======       =======       ======      ======    =======   =======    ========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                TARGET             TARGET
                                                              RETIREMENT         RETIREMENT
                                                              2010 FUND*         2020 FUND*
                                                              ----------         ----------
INVESTMENT INCOME:
  Dividends.................................................     $ 62               $ 70
  Interest..................................................       --                 --
  Securities lending........................................       --                 --
  Less: Foreign tax withheld................................       --                 --
                                                                 ----               ----
    Total investment income, net............................       62                 70
                                                                 ----               ----
EXPENSES:
  Investment management and advisory fees...................        3                  4
  Transfer agent fees.......................................        1                  3
  Distribution fees
    Class A.................................................        4                  6
    Class B.................................................        1                  2
    Class C.................................................        3                  2
    Class Hn................................................       --                 --
    Class L.................................................       --                 --
    Class Mn................................................       --                 --
    Class Nn................................................       --                 --
    Class R3................................................       --                 --
    Class R4................................................       --                 --
  Custodian fees............................................       --                 --
  Accounting services.......................................       --                 --
  Registration and filing fees..............................       30                 31
  Board of Directors' fees..................................       --                 --
  Interest expense..........................................       --                 --
  Other expenses............................................       11                 12
                                                                 ----               ----
    Total expenses (before waivers and fees paid
     indirectly)............................................       53                 60
  Expense waivers...........................................      (40)               (43)
  Transfer agent fee waivers................................       --                 --
  Commission recapture......................................       --                 --
  Custodian fee offset......................................       --                 --
                                                                 ----               ----
    Total waivers and fees paid indirectly..................      (40)               (43)
                                                                 ----               ----
    Total expenses, net.....................................       13                 17
                                                                 ----               ----
  Net investment income (loss)..............................       49                 53
                                                                 ----               ----
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES, OPTIONS
  AND SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Capital gain distribution received from underlying
    affiliated funds........................................       65                101
  Net realized gain (loss) on investments...................       23                 39
  Net realized gain (loss) on futures, written options and
    swap contracts..........................................       --                 --
  Net realized gain (loss) on foreign currency
    transactions............................................       --                 --
                                                                 ----               ----
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES, OPTIONS
  AND SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTION:......       88                140
                                                                 ----               ----
NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  INVESTMENTS, FUTURES, OPTIONS AND SWAP CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS:
  Net unrealized appreciation (depreciation) of
    investments.............................................      114                222
  Net unrealized appreciation (depreciation) of futures,
    written options and swap contracts......................       --                 --
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...       --                 --
                                                                 ----               ----
NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  INVESTMENTS, FUTURES, OPTIONS AND SWAP CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS.............................      114                222
                                                                 ----               ----
NET GAIN (LOSS) ON INVESTMENTS, FUTURES, OPTIONS AND SWAP
  CONTRACTS AND FOREIGN CURRENCY TRANSACTION:...............      202                362
                                                                 ----               ----
PAYMENT FROM AFFILIATE (SEE NOTE 3G ON ACCOMPANYING NOTES TO
  FINANCIAL STATEMENTS).....................................       --                 --
                                                                 ----               ----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................     $251               $415
                                                                 ====               ====

*  Relates to investments in affiliated investment companies.
** Commenced operations on November 30, 2006.
n Classes H, M and N were merged into Class L on February 9, 2007. Please refer to Note 8 in the Notes to Financial Statements for further details.


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

      TARGET      TAX-FREE    TAX-FREE    TAX-FREE   TAX-FREE     TOTAL     U.S. GOVERNMENT                 VALUE
    RETIREMENT   CALIFORNIA   MINNESOTA   NATIONAL   NEW YORK    RETURN       SECURITIES       VALUE    OPPORTUNITIES
    2030 FUND*      FUND        FUND        FUND       FUND     BOND FUND        FUND          FUND         FUND
    ----------   ----------   ---------   --------   --------   ---------   ---------------   -------   -------------
       $ 42         $ --        $  --      $   --      $ --      $    --        $   --        $ 3,699      $ 2,280
         --          721          860       3,480       366       26,155         5,479            219           81
         --           --           --          --        --          111             5              6           15
         --           --           --          --        --           --            --             (1)        (105)
       ----         ----        -----      ------      ----      -------        ------        -------      -------
         42          721          860       3,480       366       26,266         5,484          3,923        2,271
       ----         ----        -----      ------      ----      -------        ------        -------      -------
          4           84          128         520        43        2,505           538          1,380          994
          3            4            4          28         1          721           109            123          204
          5           32           10         102        14          592            58            104          156
          2            8            4          36         9          403            80             62           99
          1           18            3          78        13          381            45             67          125
         --           --           --          --        --           --             5             --           10
         --           --            4          10        --           --            39             --           50
         --           --           --           3        --           --             6             --           20
         --           --            1           1        --           --             2             --            6
         --           --           --          --        --           --            --             --           --
         --           --           --          --        --           --            --             --           --
         --            1            1           1         1            6             2              2            7
         --            2            2          10         1           70            10             26           16
         30            3            7          43         3           47            45             26           54
         --           --           --           1        --            5             2              1            2
         --           --           --          --        --           --            --             --           --
          9           10           15          34        10          172            59             40           75
       ----         ----        -----      ------      ----      -------        ------        -------      -------
         54          162          179         867        95        4,902         1,000          1,831        1,818
        (40)         (12)         (37)       (196)      (11)        (248)          (90)            (4)        (104)
         --           --           --          --        --           --            (2)            (1)          (1)
         --           --           --          --        --           --            --             (5)          (4)
         --           (1)          (1)         (1)       (1)          (4)           --             (1)          --
       ----         ----        -----      ------      ----      -------        ------        -------      -------
        (40)         (13)         (38)       (197)      (12)        (252)          (92)           (11)        (109)
       ----         ----        -----      ------      ----      -------        ------        -------      -------
         14          149          141         670        83        4,650           908          1,820        1,709
       ----         ----        -----      ------      ----      -------        ------        -------      -------
         28          572          719       2,810       283       21,616         4,576          2,103          562
       ----         ----        -----      ------      ----      -------        ------        -------      -------
        101           --           --          --        --           --            --             --           --
         49           (8)          70         200         9        6,452           122          4,621       25,347
         --           --           --          --        --           99          (248)            --           --
         --           --           --          --        --         (549)           (1)            --           (6)
       ----         ----        -----      ------      ----      -------        ------        -------      -------
        150           (8)          70         200         9        6,002          (127)         4,621       25,341
       ----         ----        -----      ------      ----      -------        ------        -------      -------
        256          (84)        (329)       (818)      (76)      (1,962)          (57)        29,409       (1,045)
         --           --           --          --        --         (112)          (35)            --           --
         --           --           --          --        --          177            --             --            8
       ----         ----        -----      ------      ----      -------        ------        -------      -------
        256          (84)        (329)       (818)      (76)      (1,897)          (92)        29,409       (1,037)
       ----         ----        -----      ------      ----      -------        ------        -------      -------
        406          (92)        (259)       (618)      (67)       4,105          (219)        34,030       24,304
       ----         ----        -----      ------      ----      -------        ------        -------      -------
         --           --           --          --        --           --            --             11           17
       ----         ----        -----      ------      ----      -------        ------        -------      -------
       $434         $480        $ 460      $2,192      $216      $25,721        $4,357        $36,144      $24,883
       ====         ====        =====      ======      ====      =======        ======        =======      =======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 STATEMENT OF CHANGES IN NET ASSETS
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 ADVISERS FUND                    BALANCED ALLOCATION FUND*
                                                      ------------------------------------   ------------------------------------
                                                      FOR THE SIX-MONTH                      FOR THE SIX-MONTH    FOR THE PERIOD
                                                        PERIOD ENDED        FOR THE YEAR       PERIOD ENDED      JULY 31, 2006**
                                                       APRIL 30, 2007          ENDED          APRIL 30, 2007         THROUGH
                                                         (UNAUDITED)      OCTOBER 31, 2006      (UNAUDITED)      OCTOBER 31, 2006
                                                      -----------------   ----------------   -----------------   ----------------
OPERATIONS:
 Net investment income (loss).......................     $   10,931          $   28,925          $  8,020            $  7,389
 Net realized gain (loss) on investments, futures,
   options and swap contracts and foreign currency
   transactions.....................................         92,921             192,670            49,007              18,415
 Net unrealized appreciation (depreciation) of
   investments, futures, options and swap contracts
   and foreign currency transactions................         10,424             (37,019)           (1,226)             36,316
 Payment from affiliate.............................          1,265                  --                --                  --
                                                         ----------          ----------          --------            --------
 Net increase in net assets resulting from
   operations.......................................        115,541             184,576            55,801              62,120
                                                         ----------          ----------          --------            --------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income
   Class A..........................................         (9,148)            (21,102)           (9,715)             (6,476)
   Class B..........................................         (1,269)             (4,044)           (1,857)             (1,012)
   Class C..........................................         (1,022)             (2,643)           (2,998)             (1,529)
   Class E(CC)......................................             --                  --                --                  --
   Class H(CC)......................................             --                  --                --                  --
   Class I..........................................             --                  --               (17)                 --
   Class L..........................................             --                  --                --                  --
   Class M(CC)......................................             --                  --                --                  --
   Class N(CC)......................................             --                  --                --                  --
   Class R3.........................................             --                  --                --                  --
   Class R4.........................................             --                  --                --                  --
   Class R5.........................................             --                  --                --                  --
   Class Y..........................................           (193)               (381)               --                  --
   Class Z(CC)......................................             --                  --                --                  --
 From net realized gain on investments
   Class A..........................................         (6,251)                 --           (10,441)               (535)
   Class B..........................................         (1,942)                 --            (2,510)               (147)
   Class C..........................................         (1,238)                 --            (3,938)               (208)
   Class E(CC)......................................             --                  --                --                  --
   Class H(CC)......................................             --                  --                --                  --
   Class I..........................................             --                  --                (8)                 --
   Class L..........................................             --                  --                --                  --
   Class M(CC)......................................             --                  --                --                  --
   Class N(CC)......................................             --                  --                --                  --
   Class R3.........................................             --                  --                --                  --
   Class R4.........................................             --                  --                --                  --
   Class R5.........................................             --                  --                --                  --
   Class Y..........................................            (99)                 --                --                  --
   Class Z(CC)......................................             --                  --                --                  --
                                                         ----------          ----------          --------            --------
   Total distributions..............................        (21,162)            (28,170)          (31,484)             (9,907)
                                                         ----------          ----------          --------            --------
CAPITAL SHARE TRANSACTIONS:
   Class A..........................................        (69,955)           (213,361)           64,961             158,776
   Class B..........................................        (67,997)           (129,449)           10,936              28,305
   Class C..........................................        (18,988)            (54,492)           29,171              55,648
   Class E(CC)......................................             --                  --                --                  --
   Class H(CC)......................................             --                  --                --                  --
   Class I..........................................             --                  --               796                 348
   Class L..........................................             --                  --                --                  --
   Class M(CC)......................................             --                  --                --                  --
   Class N(CC)......................................             --                  --                --                  --
   Class R3.........................................             10                  --                10                  --
   Class R4.........................................             10                  --                10                  --
   Class R5.........................................             10                  --                10                  --
   Class Y..........................................            441                 929                --                  --
   Class Z(CC)......................................             --                  --                --                  --
                                                         ----------          ----------          --------            --------
 Net increase (decrease) from capital share
   transactions.....................................       (156,469)           (396,373)          105,894             243,077
                                                         ----------          ----------          --------            --------
 Net increase (decrease) in net assets..............        (62,090)           (239,967)          130,211             295,290
NET ASSETS:
 Beginning of period................................      1,689,386           1,929,353           734,035             438,745
                                                         ----------          ----------          --------            --------
 End of period......................................     $1,627,296          $1,689,386          $864,246            $734,035
                                                         ==========          ==========          ========            ========
Accumulated undistributed (distribution in excess
 of) net investment income..........................     $    2,646          $    3,002          $ (6,072)           $    495
                                                         ==========          ==========          ========            ========

*  Relates to investments in affiliated investment companies.
(CC) Classes H, M and N were merged into Class L and Classes E and Z were merged into Class Y on February 9, 2007. Please refer to Note 8 in the Notes to Financial Statements for further details.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

          BALANCED INCOME FUND                  CAPITAL APPRECIATION FUND             CAPITAL APPRECIATION II FUND
----------------------------------------   ------------------------------------   ------------------------------------
  FOR THE SIX-MONTH                        FOR THE SIX-MONTH                      FOR THE SIX-MONTH
    PERIOD ENDED          FOR THE YEAR       PERIOD ENDED        FOR THE YEAR       PERIOD ENDED        FOR THE YEAR
   APRIL 30, 2007            ENDED          APRIL 30, 2007          ENDED          APRIL 30, 2007          ENDED
     (UNAUDITED)        OCTOBER 31, 2006      (UNAUDITED)      OCTOBER 31, 2006      (UNAUDITED)      OCTOBER 31, 2006
---------------------   ----------------   -----------------   ----------------   -----------------   ----------------
         $   311            $    93           $    25,429        $    27,889          $   (486)           $   (777)
             110                (22)              867,378          1,151,100            25,336               8,124
             793                436               255,786            876,917            39,999              22,928
              --                 --                 5,181                 --                --                  --
         -------            -------           -----------        -----------          --------            --------
           1,214                507             1,153,774          2,055,906            64,849              30,275
         -------            -------           -----------        -----------          --------            --------
            (265)               (57)              (33,636)                --                --                  --
              (8)                (1)                   --                 --                --                  --
             (12)                (1)                   --                 --                --                  --
              --                 --                    --                 --                --                  --
              --                 --                    --                 --                --                  --
              --                 --                  (197)                --                --                  --
              --                 --                    --                 --                --                  --
              --                 --                    --                 --                --                  --
              --                 --                    --                 --                --                  --
              --                 --                    --                 --                --                  --
              --                 --                    --                 --                --                  --
              --                 --                    --                 --                --                  --
              (2)                (1)               (4,697)                --                --                  --
              --                 --                    --                 --                --                  --
              --                 --              (715,256)          (572,137)           (5,732)               (813)
              --                 --              (156,559)          (164,902)             (710)                (92)
              --                 --              (249,010)          (185,821)           (2,391)               (283)
              --                 --                    --                 --                --                  --
              --                 --                    --                 --                --                  --
              --                 --                  (501)                --              (201)                 --
              --                 --                    --                 --                --                  --
              --                 --                    --                 --                --                  --
              --                 --                    --                 --                --                  --
              --                 --                    --                 --                --                  --
              --                 --                    --                 --                --                  --
              --                 --                    --                 --                --                  --
              --                 --               (35,768)           (21,922)               (3)                 (4)
              --                 --                    --                 --                --                  --
         -------            -------           -----------        -----------          --------            --------
            (287)               (60)           (1,195,624)          (944,782)           (9,037)             (1,192)
         -------            -------           -----------        -----------          --------            --------
          12,559             11,094             1,579,223          2,499,576           186,355             164,838
             725                293               134,358            104,641            26,727              20,583
           1,280                387               600,066            931,993           107,108              70,917
              --                 --                    --                 --                --                  --
              --                 --                    --                 --                --                  --
              --                 --                56,033              5,082            29,791               3,203
              --                 --                    --                 --                --                  --
              --                 --                    --                 --                --                  --
              --                 --                    --                 --                --                  --
              --                 --                    34                 --               146                  --
              --                 --                    10                 --                10                  --
              --                 --                    10                 --                10                  --
               2                101               258,476            133,818                 3                (254)
              --                 --                    --                 --                --                  --
         -------            -------           -----------        -----------          --------            --------
          14,566             11,875             2,628,210          3,675,110           350,150             259,287
         -------            -------           -----------        -----------          --------            --------
          15,493             12,322             2,586,360          4,786,234           405,962             288,370
          12,322                 --            14,569,049          9,782,815           371,520              83,150
         -------            -------           -----------        -----------          --------            --------
         $27,815            $12,322           $17,155,409        $14,569,049          $777,482            $371,520
         =======            =======           ===========        ===========          ========            ========
         $    66            $    42           $    13,165        $    24,853          $   (680)           $   (194)
         =======            =======           ===========        ===========          ========            ========

        CONSERVATIVE ALLOCATION FUND*
---  ------------------------------------
  F  FOR THE SIX-MONTH
       PERIOD ENDED        FOR THE YEAR
      APRIL 30, 2007          ENDED
        (UNAUDITED)      OCTOBER 31, 2006
---  -----------------   ----------------
         $  2,154            $  2,841
            6,829               4,184
             (356)              4,918
               --                  --
         --------            --------
            8,627              11,943
         --------            --------
           (1,915)             (2,296)
             (349)               (371)
             (635)               (698)
               --                  --
               --                  --
              (25)                 --
               --                  --
               --                  --
               --                  --
               --                  --
               --                  --
               --                  --
               --                  --
               --                  --
           (2,432)               (772)
             (541)               (162)
             (933)               (301)
               --                  --
               --                  --
               --                  --
               --                  --
               --                  --
               --                  --
               --                  --
               --                  --
               --                  --
               --                  --
               --                  --
         --------            --------
           (6,830)             (4,600)
         --------            --------
           12,176              18,487
            2,200               5,262
            3,146               6,806
               --                  --
               --                  --
            3,488                  10
               --                  --
               --                  --
               --                  --
               10                  --
               10                  --
               10                  --
               --                  --
               --                  --
         --------            --------
           21,040              30,565
         --------            --------
           22,837              37,908
          150,419             112,511
         --------            --------
         $173,256            $150,419
         ========            ========
         $   (508)           $    262
         ========            ========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 DISCIPLINED EQUITY FUND            DIVIDEND AND GROWTH FUND
                                                            ---------------------------------   ---------------------------------
                                                               FOR THE                             FOR THE
                                                              SIX-MONTH                           SIX-MONTH
                                                             PERIOD ENDED      FOR THE YEAR      PERIOD ENDED      FOR THE YEAR
                                                            APRIL 30, 2007        ENDED         APRIL 30, 2007        ENDED
                                                             (UNAUDITED)     OCTOBER 31, 2006    (UNAUDITED)     OCTOBER 31, 2006
                                                            --------------   ----------------   --------------   ----------------
OPERATIONS:
 Net investment income (loss).............................    $     825          $  1,769         $   22,454        $   36,502
 Net realized gain (loss) on investments, futures, options
   and swap contracts and foreign currency transactions...       26,065            19,680             82,572           217,765
 Net unrealized appreciation (depreciation) of
   investments, futures, options and swap contracts and
   foreign currency transactions..........................        4,437            24,046            247,298           274,628
 Payment from affiliate...................................          292                --              1,018                --
                                                              ---------          --------         ----------        ----------
 Net increase in net assets resulting from operations.....       31,619            45,495            353,342           528,895
                                                              ---------          --------         ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income
   Class A................................................       (1,382)             (305)           (16,527)          (30,971)
   Class B................................................          (40)               --               (651)           (1,759)
   Class C................................................          (19)               --               (826)           (1,845)
   Class En...............................................           --                --                 --                --
   Class Hn...............................................           --                --                 --                --
   Class I................................................           --                --                 (4)               --
   Class L................................................           --                --                 --                --
   Class Mn...............................................           --                --                 --                --
   Class Nn...............................................           --                --                 --                --
   Class R3...............................................           --                --                 --                --
   Class R4...............................................           --                --                 --                --
   Class R5...............................................           --                --                 --                --
   Class Y................................................         (659)             (573)              (889)           (2,148)
   Class Zn...............................................           --                --                 --                --
 From net realized gain on investments
   Class A................................................           --                --           (164,851)          (83,984)
   Class B................................................           --                --            (23,202)          (13,875)
   Class C................................................           --                --            (20,178)          (11,357)
   Class En...............................................           --                --                 --                --
   Class Hn...............................................           --                --                 --                --
   Class I................................................           --                --                 (2)               --
   Class L................................................           --                --                 --                --
   Class Mn...............................................           --                --                 --                --
   Class Nn...............................................           --                --                 --                --
   Class R3...............................................           --                --                 --                --
   Class R4...............................................           --                --                 --                --
   Class R5...............................................           --                --                 --                --
   Class Y................................................           --                --             (7,549)           (4,558)
   Class Zn...............................................           --                --                 --                --
                                                              ---------          --------         ----------        ----------
   Total distributions....................................       (2,100)             (878)          (234,679)         (150,497)
                                                              ---------          --------         ----------        ----------
CAPITAL SHARE TRANSACTIONS:
   Class A................................................      (18,787)          (42,915)           294,580           230,196
   Class B................................................       (4,790)           (8,227)            15,870           (19,449)
   Class C................................................       (3,696)           (7,938)            24,651             1,114
   Class En...............................................           --                --                 --                --
   Class Hn...............................................           --                --                 --                --
   Class I................................................           --                --                639                10
   Class L................................................           --                --                 --                --
   Class Mn...............................................           --                --                 --                --
   Class Nn...............................................           --                --                 --                --
   Class R3...............................................           10                --                 10                --
   Class R4...............................................           10                --                 10                --
   Class R5...............................................           10                --                 10                --
   Class Y................................................      (79,148)           73,479             (9,970)            3,558
   Class Zn...............................................           --                --                 --                --
                                                              ---------          --------         ----------        ----------
 Net increase (decrease) from capital share
   transactions...........................................     (106,391)           14,399            325,800           215,429
                                                              ---------          --------         ----------        ----------
 Net increase (decrease) in net assets....................      (76,872)           59,016            444,463           593,827
NET ASSETS:
 Beginning of period......................................      423,815           364,799          3,442,838         2,849,011
                                                              ---------          --------         ----------        ----------
 End of period............................................    $ 346,943          $423,815         $3,887,301        $3,442,838
                                                              =========          ========         ==========        ==========
Accumulated undistributed (distribution in excess of) net
 investment income........................................    $     259          $  1,454         $    4,755        $      920
                                                              =========          ========         ==========        ==========

*  Relates to investments in affiliated investment companies.
+  Formally known as Aggressive Growth Allocation Fund.
> Formally known as Focus Fund.
n Classes H, M and N were merged into Class L and Classes E and Z were merged into Class Y on February 9, 2007. Please refer to Note 8 in the Notes to Financial Statements for further details.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

     EQUITY GROWTH ALLOCATION FUND*+           EQUITY INCOME FUND                  FLOATING RATE FUND
    ---------------------------------   ---------------------------------   ---------------------------------
       FOR THE                             FOR THE                             FOR THE
      SIX-MONTH                           SIX-MONTH                           SIX-MONTH
     PERIOD ENDED        FOR THE         PERIOD ENDED        FOR THE         PERIOD ENDED        FOR THE
    APRIL 30, 2007      YEAR ENDED      APRIL 30, 2007      YEAR ENDED      APRIL 30, 2007      YEAR ENDED
     (UNAUDITED)     OCTOBER 31, 2006    (UNAUDITED)     OCTOBER 31, 2006    (UNAUDITED)     OCTOBER 31, 2006
    --------------   ----------------   --------------   ----------------   --------------   ----------------
       $    372          $   (960)         $  7,714          $ 10,142         $  107,135        $   78,527
         19,920             5,650            10,701            26,401             (2,131)               85
          2,149            16,350            62,713            55,584             12,473            (3,986)
             --                --                --                --                 --                --
       --------          --------          --------          --------         ----------        ----------
         22,441            21,040            81,128            92,127            117,477            74,626
       --------          --------          --------          --------         ----------        ----------
         (2,190)             (498)           (5,050)           (9,508)           (60,562)          (50,770)
           (428)              (30)             (208)             (503)            (1,535)           (1,203)
           (664)              (51)             (325)             (793)           (34,741)          (22,840)
             --                --                --                --                 --                --
             --                --                --                --                 --                --
             --                --                (4)               --             (8,951)             (276)
             --                --                --                --                 --                --
             --                --                --                --                 --                --
             --                --                --                --                 --                --
             --                --                --                --                 --                --
             --                --                --                --                 --                --
             --                --                --                --                 --                --
             --                --            (1,383)              (86)            (2,283)           (2,763)
             --                --                --                --                 --                --
         (2,496)              (33)          (20,565)           (1,087)                --                --
           (715)              (12)           (1,677)              (97)                --                --
         (1,115)              (19)           (2,383)             (149)                --                --
             --                --                --                --                 --                --
             --                --                --                --                 --                --
             --                --                (4)               --                 --                --
             --                --                --                --                 --                --
             --                --                --                --                 --                --
             --                --                --                --                 --                --
             --                --                --                --                 --                --
             --                --                --                --                 --                --
             --                --                --                --                 --                --
             --                --            (1,849)               (2)                --                --
             --                --                --                --                 --                --
       --------          --------          --------          --------         ----------        ----------
         (7,608)             (643)          (33,448)          (12,225)          (108,072)          (77,852)
       --------          --------          --------          --------         ----------        ----------
         23,977            46,720           108,609            84,470            739,806         1,332,988
          5,135             9,636             5,703             3,668             20,092            36,573
          7,343            13,717             5,946               131            770,932           737,213
             --                --                --                --                 --                --
             --                --                --                --                 --                --
             47                10               487               106            420,748            61,874
             --                --                --                --                 --                --
             --                --                --                --                 --                --
             --                --                --                --                 --                --
             10                --                10                --                 35                --
             10                --                10                --                 10                --
             10                --                10                --                 10                --
             --                --           115,127             6,044             26,248            40,849
             --                --                --                --                 --                --
       --------          --------          --------          --------         ----------        ----------
         36,532            70,083           235,902            94,419          1,977,881         2,209,497
       --------          --------          --------          --------         ----------        ----------
         51,365            90,480           283,582           174,321          1,987,286         2,206,271
        201,440           110,960           642,133           467,812          2,484,187           277,916
       --------          --------          --------          --------         ----------        ----------
       $252,805          $201,440          $925,715          $642,133         $4,471,473        $2,484,187
       ========          ========          ========          ========         ==========        ==========
       $ (2,910)         $     --          $  1,409          $    665         $    1,155        $    2,092
       ========          ========          ========          ========         ==========        ==========

         FUNDAMENTAL GROWTH FUND>
     ---------------------------------
        FOR THE
       SIX-MONTH
      PERIOD ENDED        FOR THE
     APRIL 30, 2007      YEAR ENDED
      (UNAUDITED)     OCTOBER 31, 2006
     --------------   ----------------
        $   (138)         $   (110)
           3,823             9,782
           1,940            (4,066)
             193                --
        --------          --------
           5,818             5,606
        --------          --------
              --              (316)
              --                --
              --                --
              --                --
              --                --
              --                --
              --                --
              --                --
              --                --
              --                --
              --                --
              --                --
              --                (5)
              --                --
              --                --
              --                --
              --                --
              --                --
              --                --
              --                --
              --                --
              --                --
              --                --
              --                --
              --                --
              --                --
              --                --
              --                --
        --------          --------
              --              (321)
        --------          --------
          (6,522)          (13,031)
          (1,653)           (2,988)
          (2,001)           (4,749)
              --                --
              --                --
              --                --
              --                --
              --                --
              --                --
              --                --
              --                --
              --                --
            (173)              (21)
              --                --
        --------          --------
         (10,349)          (20,789)
        --------          --------
          (4,531)          (15,504)
          66,929            82,433
        --------          --------
        $ 62,398          $ 66,929
        ========          ========
        $    (85)         $     --
        ========          ========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                           GLOBAL COMMUNICATIONS FUND           GLOBAL FINANCIAL SERVICES FUND
                                                      ------------------------------------   ------------------------------------
                                                      FOR THE SIX-MONTH                      FOR THE SIX-MONTH
                                                        PERIOD ENDED        FOR THE YEAR       PERIOD ENDED        FOR THE YEAR
                                                        APRIL 30,2007          ENDED          APRIL 30, 2007          ENDED
                                                         (UNAUDITED)      OCTOBER 31, 2006      (UNAUDITED)      OCTOBER 31, 2006
                                                      -----------------   ----------------   -----------------   ----------------
OPERATIONS:
  Net investment income (loss)......................       $    99            $   469             $   178            $   224
  Net realized gain (loss) on investments, futures,
    options and swap contracts and foreign currency
    transactions....................................           655              3,642               2,955              2,138
  Net unrealized appreciation (depreciation) of
    investments, futures, options and swap contracts
    and foreign currency transactions...............         3,579             (1,714)               (505)             2,247
  Payment from affiliate............................             5                 --                   5                 --
                                                           -------            -------             -------            -------
  Net increase in net assets resulting from
    operations......................................         4,338              2,397               2,633              4,609
                                                           -------            -------             -------            -------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.........................................          (304)              (265)               (170)              (136)
    Class B.........................................           (61)               (29)                 (7)               (13)
    Class C.........................................           (78)               (27)                (13)                (8)
    Class E(CC).....................................            --                 --                  --                 --
    Class H(CC).....................................            --                 --                  --                 --
    Class I.........................................            --                 --                  --                 --
    Class L.........................................            --                 --                  --                 --
    Class M(CC).....................................            --                 --                  --                 --
    Class N(CC).....................................            --                 --                  --                 --
    Class R3........................................            --                 --                  --                 --
    Class R4........................................            --                 --                  --                 --
    Class R5........................................            --                 --                  --                 --
    Class Y.........................................           (20)               (12)                (10)               (10)
    Class Z(CC).....................................            --                 --                  --                 --
  From net realized gain on investments
    Class A.........................................           (50)                --              (1,199)                --
    Class B.........................................           (12)                --                (238)                --
    Class C.........................................           (16)                --                (255)                --
    Class E(CC).....................................            --                 --                  --                 --
    Class H(CC).....................................            --                 --                  --                 --
    Class I.........................................            --                 --                  --                 --
    Class L.........................................            --                 --                  --                 --
    Class M(CC).....................................            --                 --                  --                 --
    Class N(CC).....................................            --                 --                  --                 --
    Class R3........................................            --                 --                  --                 --
    Class R4........................................            --                 --                  --                 --
    Class R5........................................            --                 --                  --                 --
    Class Y.........................................            (3)                --                 (56)                --
    Class Z(CC).....................................            --                 --                  --                 --
                                                           -------            -------             -------            -------
    Total distributions.............................          (544)              (333)             (1,948)              (167)
                                                           -------            -------             -------            -------
CAPITAL SHARE TRANSACTIONS:
    Class A.........................................         3,111                 53               1,693              4,383
    Class B.........................................           383                907                 210                 27
    Class C.........................................         1,273              2,063                 997                711
    Class E(CC).....................................            --                 --                  --                 --
    Class H(CC).....................................            --                 --                  --                 --
    Class I.........................................            --                 --                  --                 --
    Class L.........................................            --                 --                  --                 --
    Class M(CC).....................................            --                 --                  --                 --
    Class N(CC).....................................            --                 --                  --                 --
    Class R3........................................            --                 --                  --                 --
    Class R4........................................            --                 --                  --                 --
    Class R5........................................            --                 --                  --                 --
    Class Y.........................................           151                237                 580                 11
    Class Z(CC).....................................            --                 --                  --                 --
                                                           -------            -------             -------            -------
  Net increase (decrease) from capital share
    transactions....................................         4,918              3,260               3,480              5,132
                                                           -------            -------             -------            -------
  Net increase (decrease) in net assets.............         8,712              5,324               4,165              9,574
NET ASSETS:
  Beginning of period...............................        27,528             22,204              30,221             20,647
                                                           -------            -------             -------            -------
  End of period.....................................       $36,240            $27,528             $34,386            $30,221
                                                           =======            =======             =======            =======
Accumulated undistributed (distribution in excess
  of) net investment income.........................       $     5            $   368             $   159            $   180
                                                           =======            =======             =======            =======

*  Relates to investments in affiliated investment companies.
(CC) Classes H, M and N were merged into Class L and Classes E and Z were merged into Class Y on February 9, 2007. Please refer to Note 8 in the Notes to Financial Statements for further details.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

             GLOBAL HEALTH FUND                    GLOBAL LEADERS FUND                   GLOBAL TECHNOLOGY FUND
    ------------------------------------   ------------------------------------   ------------------------------------
    FOR THE SIX-MONTH                      FOR THE SIX-MONTH                      FOR THE SIX-MONTH
      PERIOD ENDED        FOR THE YEAR       PERIOD ENDED        FOR THE YEAR       PERIOD ENDED        FOR THE YEAR
     APRIL 30, 2007          ENDED          APRIL 30, 2007          ENDED          APRIL 30, 2007          ENDED
       (UNAUDITED)      OCTOBER 31, 2006      (UNAUDITED)      OCTOBER 31, 2006      (UNAUDITED)      OCTOBER 31, 2006
    -----------------   ----------------   -----------------   ----------------   -----------------   ----------------
        $ (1,267)           $ (3,491)          $ (2,287)           $ (2,107)           $  (359)           $  (632)
          30,965              32,118             41,748              36,269              3,067              4,920
          40,923              56,374             25,523              71,332              1,588              2,424
             105                  --              1,914                  --                 22                 --
        --------            --------           --------            --------            -------            -------
          70,726              85,001             66,898             105,494              4,318              6,712
        --------            --------           --------            --------            -------            -------
              --                  --                 --                (390)                --                 --
              --                  --                 --                  --                 --                 --
              --                  --                 --                  --                 --                 --
              --                  --                 --                  --                 --                 --
              --                  --                 --                  --                 --                 --
              --                  --                 --                  --                 --                 --
              --                  --                 --                  --                 --                 --
              --                  --                 --                  --                 --                 --
              --                  --                 --                  --                 --                 --
              --                  --                 --                  --                 --                 --
              --                  --                 --                  --                 --                 --
              --                  --                 --                  --                 --                 --
              --                  --                 --                (529)                --                 --
              --                  --                 --                  --                 --                 --
         (14,366)            (12,743)           (21,115)             (4,725)                --                 --
          (3,261)             (4,508)            (4,013)               (945)                --                 --
          (3,961)             (4,593)            (3,527)               (851)                --                 --
              --                  --                 --                  --                 --                 --
              --                  --                 --                  --                 --                 --
             (28)                 --                 --                  --                 --                 --
              --                  --                 --                  --                 --                 --
              --                  --                 --                  --                 --                 --
              --                  --                 --                  --                 --                 --
              --                  --                 --                  --                 --                 --
              --                  --                 --                  --                 --                 --
              --                  --                 --                  --                 --                 --
          (7,108)             (9,979)            (8,887)               (936)                --                 --
              --                  --                 --                  --                 --                 --
        --------            --------           --------            --------            -------            -------
         (28,724)            (31,823)           (37,542)             (8,376)                --                 --
        --------            --------           --------            --------            -------            -------
          79,715             135,221            (11,291)            (62,248)            (2,639)             2,124
             528               3,929             (5,268)            (14,964)              (779)            (1,251)
          19,567              19,185             (2,577)            (15,195)              (126)              (509)
              --                  --                 --                  --                 --                 --
              --                  --                 --                  --                 --                 --
           3,415                 784                 --                  --                 --                 --
              --                  --                 --                  --                 --                 --
              --                  --                 --                  --                 --                 --
              --                  --                 --                  --                 --                 --
              22                  --                 10                  --                 --                 --
              10                  --                 10                  --                 --                 --
              10                  --                 10                  --                 --                 --
           7,263               6,834             15,845              69,172                444                 56
              --                  --                 --                  --                 --                 --
        --------            --------           --------            --------            -------            -------
         110,530             165,953             (3,261)            (23,235)            (3,100)               420
        --------            --------           --------            --------            -------            -------
         152,532             219,131             26,095              73,883              1,218              7,132
         742,414             523,283            728,036             654,153             58,811             51,679
        --------            --------           --------            --------            -------            -------
        $894,946            $742,414           $754,131            $728,036            $60,029            $58,811
        ========            ========           ========            ========            =======            =======
        $ (1,238)           $     --           $ (3,354)           $ (1,589)           $  (353)           $    --
        ========            ========           ========            ========            =======            =======

           GROWTH ALLOCATION FUND*
     ------------------------------------
     FOR THE SIX-MONTH
       PERIOD ENDED        FOR THE YEAR
      APRIL 30, 2007          ENDED
        (UNAUDITED)      OCTOBER 31, 2006
     -----------------   ----------------
         $  3,880            $  1,067
           56,223              16,739
           (1,062)             42,499
               --                  --
         --------            --------
           59,041              60,305
         --------            --------
           (7,234)             (2,497)
           (1,483)               (354)
           (2,548)               (533)
               --                  --
               --                  --
               (5)                 --
               --                  --
               --                  --
               --                  --
               --                  --
               --                  --
               --                  --
               --                  --
               --                  --
           (8,062)               (180)
           (2,375)                (58)
           (3,987)                (89)
               --                  --
               --                  --
               --                  --
               --                  --
               --                  --
               --                  --
               --                  --
               --                  --
               --                  --
               --                  --
               --                  --
         --------            --------
          (25,694)             (3,711)
         --------            --------
           54,623             132,987
           14,168              32,436
           12,651              65,914
               --                  --
               --                  --
              558                  10
               --                  --
               --                  --
               --                  --
               10                  --
               10                  --
               10                  --
               --                  --
               --                  --
         --------            --------
           82,030             231,347
         --------            --------
          115,377             287,941
          659,350             371,409
         --------            --------
         $774,727            $659,350
         ========            ========
         $ (7,390)           $     --
         ========            ========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  GROWTH FUND                     GROWTH OPPORTUNITIES FUND
                                                      ------------------------------------   ------------------------------------
                                                      FOR THE SIX-MONTH                      FOR THE SIX-MONTH
                                                        PERIOD ENDED        FOR THE YEAR       PERIOD ENDED        FOR THE YEAR
                                                       APRIL 30, 2007          ENDED          APRIL 30, 2007          ENDED
                                                         (UNAUDITED)      OCTOBER 31, 2006      (UNAUDITED)      OCTOBER 31, 2006
                                                      -----------------   ----------------   -----------------   ----------------
OPERATIONS:
  Net investment income (loss)......................     $   (1,570)         $   (4,664)        $    3,173          $   (3,351)
  Net realized gain (loss) on investments, futures,
    options and swap contracts and foreign currency
    transactions....................................         35,469              91,434             89,669              91,760
  Net unrealized appreciation (depreciation) of
    investments, futures, options and swap contracts
    and foreign currency transactions...............         37,879             (13,106)            80,387              40,740
  Payment from affiliate............................            154                  --                413                  --
                                                         ----------          ----------         ----------          ----------
  Net increase in net assets resulting from
    operations......................................         71,932              73,664            173,642             129,149
                                                         ----------          ----------         ----------          ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.........................................             --                  --                 --                  --
    Class B.........................................             --                  --                 --                  --
    Class C.........................................             --                  --                 --                  --
    Class En........................................             --                  --                 --                  --
    Class Hn........................................             --                  --                 --                  --
    Class I.........................................             --                  --                 --                  --
    Class L.........................................             --                  --                 --                  --
    Class Mn........................................             --                  --                 --                  --
    Class Nn........................................             --                  --                 --                  --
    Class R3........................................             --                  --                 --                  --
    Class R4........................................             --                  --                 --                  --
    Class R5........................................             --                  --                 --                  --
    Class Y.........................................             --                  --                 --                  --
    Class Zn........................................             --                  --                 --                  --
  From net realized gain on investments
    Class A.........................................        (45,648)                 --            (30,496)            (16,437)
    Class B.........................................         (3,502)                 --             (2,831)             (1,683)
    Class C.........................................         (6,798)                 --             (3,986)             (1,629)
    Class En........................................             --                  --                 --                  --
    Class Hn........................................         (1,203)                 --             (2,782)             (3,075)
    Class I.........................................         (1,187)                 --                 (7)                 --
    Class L.........................................        (19,029)                 --            (40,539)            (40,032)
    Class Mn........................................         (1,264)                 --             (1,749)             (1,828)
    Class Nn........................................           (300)                 --               (440)               (437)
    Class R3........................................             --                  --                 --                  --
    Class R4........................................             --                  --                 --                  --
    Class R5........................................             --                  --                 --                  --
    Class Y.........................................         (7,557)                 --             (4,107)             (2,034)
    Class Zn........................................             --                  --             (2,429)             (2,353)
                                                         ----------          ----------         ----------          ----------
    Total distributions.............................        (86,488)                 --            (89,366)            (69,508)
                                                         ----------          ----------         ----------          ----------
CAPITAL SHARE TRANSACTIONS:
    Class A.........................................        (64,664)             30,454             64,865             180,515
    Class B.........................................         (3,031)             (4,655)             2,660              12,706
    Class C.........................................         (4,974)             (1,589)            10,997              27,322
    Class En........................................             --                  --                 --                  --
    Class Hn........................................        (30,977)             (5,667)           (55,682)             (5,285)
    Class I.........................................         22,298               1,972              1,521                  73
    Class L.........................................         55,548             (40,151)            97,892             (18,780)
    Class Mn........................................        (26,366)             (4,227)           (31,466)             (2,071)
    Class Nn........................................         (7,503)               (799)            (8,248)               (208)
    Class R3........................................             10                  --                 81                  --
    Class R4........................................             10                  --                 10                  --
    Class R5........................................             10                  --                 10                  --
    Class Y.........................................        (38,581)             74,184             33,934              42,388
    Class Zn........................................             --                  --            (43,669)               (548)
                                                         ----------          ----------         ----------          ----------
  Net increase (decrease) from capital share
    transactions....................................        (98,220)             49,522             72,905             236,112
                                                         ----------          ----------         ----------          ----------
  Net increase (decrease) in net assets.............       (112,776)            123,186            157,181             295,753
NET ASSETS:
  Beginning of period...............................      1,279,060           1,155,874          1,241,365             945,612
                                                         ----------          ----------         ----------          ----------
  End of period.....................................     $1,166,284          $1,279,060         $ 1398,546          $1,241,365
                                                         ==========          ==========         ==========          ==========
Accumulated undistributed (distribution in excess
  of) net investment income.........................     $   (1,528)         $       --         $    3,286          $       --
                                                         ==========          ==========         ==========          ==========

*  Relates to investments in affiliated investment companies.
n Classes H, M and N were merged into Class L and Classes E and Z were merged into Class Y on February 9, 2007. Please refer to Note 8 in the Notes to Financial Statements for further details.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

              HIGH YIELD FUND                    INCOME ALLOCATION FUND*                      INCOME FUND
    ------------------------------------   ------------------------------------   ------------------------------------
    FOR THE SIX-MONTH                      FOR THE SIX-MONTH                      FOR THE SIX-MONTH
      PERIOD ENDED        FOR THE YEAR       PERIOD ENDED        FOR THE YEAR       PERIOD ENDED        FOR THE YEAR
     APRIL 30, 2007          ENDED          APRIL 30, 2007          ENDED          APRIL 30, 2007          ENDED
       (UNAUDITED)      OCTOBER 31, 2006      (UNAUDITED)      OCTOBER 31, 2006      (UNAUDITED)      OCTOBER 31, 2006
    -----------------   ----------------   -----------------   ----------------   -----------------   ----------------
        $  9,715            $ 19,942            $   776            $ 1,414            $  4,922            $  3,863
           6,660              (3,784)              (141)              (362)                657                (253)
           3,718              10,649                459                486                 452               1,269
              --                  --                 --                 --                  --                  --
        --------            --------            -------            -------            --------            --------
          20,093              26,807              1,094              1,538               6,031               4,879
        --------            --------            -------            -------            --------            --------
          (7,139)            (13,101)              (557)              (961)             (1,190)             (1,656)
          (1,196)             (2,531)               (86)              (181)               (183)               (280)
          (1,305)             (2,704)              (119)              (308)               (258)               (253)
              --                  --                 --                 --                  --                  --
              --                  --                 --                 --                  --                  --
              --                  --                 (6)                --                  --                  --
              --                  --                 --                 --                  --                  --
              --                  --                 --                 --                  --                  --
              --                  --                 --                 --                  --                  --
              --                  --                 --                 --                  --                  --
              --                  --                 --                 --                  --                  --
              --                  --                 --                 --                  --                  --
            (131)             (1,794)                --                 --              (3,290)             (1,607)
              --                  --                 --                 --                  --                  --
              --                  --                 --                (29)                 --                  --
              --                  --                 --                 (7)                 --                  --
              --                  --                 --                (12)                 --                  --
              --                  --                 --                 --                  --                  --
              --                  --                 --                 --                  --                  --
              --                  --                 --                 --                  --                  --
              --                  --                 --                 --                  --                  --
              --                  --                 --                 --                  --                  --
              --                  --                 --                 --                  --                  --
              --                  --                 --                 --                  --                  --
              --                  --                 --                 --                  --                  --
              --                  --                 --                 --                  --                  --
              --                  --                 --                 --                  --                  --
              --                  --                 --                 --                  --                  --
        --------            --------            -------            -------            --------            --------
          (9,771)            (20,130)              (768)            (1,498)             (4,921)             (3,796)
        --------            --------            -------            -------            --------            --------
           5,011              (2,369)             7,233              5,906              42,661               7,955
          (2,014)            (10,799)              (156)               730               1,717               1,180
          (2,388)            (11,907)              (260)               331               4,230               2,883
              --                  --                 --                 --                  --                  --
              --                  --                 --                 --                  --                  --
              --                  --                534                 10                  --                  --
              --                  --                 --                 --                  --                  --
              --                  --                 --                 --                  --                  --
              --                  --                 --                 --                  --                  --
              10                  --                 10                 --                  --                  --
              10                  --                 10                 --                  --                  --
              10                  --                 10                 --                  --                  --
         (20,442)             (2,158)                --                 --              81,368              43,594
              --                  --                 --                 --                  --                  --
        --------            --------            -------            -------            --------            --------
         (19,803)            (27,233)             7,381              6,977             129,976              55,612
        --------            --------            -------            -------            --------            --------
          (9,481)            (20,556)             7,707              7,017             131,086              56,695
         292,033             312,589             38,951             31,934             113,183              56,488
        --------            --------            -------            -------            --------            --------
        $282,552            $292,033            $46,658            $38,951            $244,269            $113,183
        ========            ========            =======            =======            ========            ========
        $    (14)           $     42            $    13            $     5            $     55            $     54
        ========            ========            =======            =======            ========            ========

             INFLATION PLUS FUND
     ------------------------------------
     FOR THE SIX-MONTH
       PERIOD ENDED        FOR THE YEAR
      APRIL 30, 2007          ENDED
        (UNAUDITED)      OCTOBER 31, 2006
     -----------------   ----------------
         $   2,295          $   37,125
            (3,429)            (16,029)
             9,446              (6,365)
                --                  --
         ---------          ----------
             8,312              14,731
         ---------          ----------
            (1,694)            (14,188)
              (527)             (3,582)
            (1,231)            (10,486)
                --                  --
                --                  --
                (1)                 --
                --                  --
                --                  --
                --                  --
                --                  --
                --                  --
                --                  --
              (881)             (5,352)
                --                  --
                --              (1,331)
                --                (382)
                --              (1,204)
                --                  --
                --                  --
                --                  --
                --                  --
                --                  --
                --                  --
                --                  --
                --                  --
                --                  --
                --                (312)
                --                  --
         ---------          ----------
            (4,334)            (36,837)
         ---------          ----------
           (75,727)           (123,445)
           (15,996)            (24,243)
           (70,244)           (118,279)
                --                  --
                --                  --
               192                  18
                --                  --
                --                  --
                --                  --
                10                  --
                10                  --
                10                  --
           (34,578)             46,885
                --                  --
         ---------          ----------
          (196,323)           (219,064)
         ---------          ----------
          (192,345)           (241,170)
           762,607           1,003,777
         ---------          ----------
         $ 570,262          $  762,607
         =========          ==========
         $   2,086          $    4,125
         =========          ==========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                  INTERNATIONAL CAPITAL APPRECIATION FUND      INTERNATIONAL OPPORTUNITIES FUND
                                                  ----------------------------------------   ------------------------------------
                                                   FOR THE SIX-MONTH                         FOR THE SIX-MONTH
                                                     PERIOD ENDED          FOR THE YEAR        PERIOD ENDED        FOR THE YEAR
                                                    APRIL 30, 2007            ENDED           APRIL 30, 2007          ENDED
                                                      (UNAUDITED)        OCTOBER 31, 2006       (UNAUDITED)      OCTOBER 31, 2006
                                                  -------------------   ------------------   -----------------   ----------------
OPERATIONS:
  Net investment income (loss)..................        $   (432)            $     91            $     (7)           $  1,771
  Net realized gain (loss) on investments,
    futures, options and swap contracts and
    foreign currency transactions...............          45,667               29,594              32,536              22,793
  Net unrealized appreciation (depreciation) of
    investments, futures, options and swap
    contracts and foreign currency
    transactions................................          (1,973)              35,016              11,501              17,051
  Payment from affiliate........................               6                   --                  28                  --
                                                        --------             --------            --------            --------
  Net increase in net assets resulting from
    operations..................................          43,268               64,701              44,058              41,615
                                                        --------             --------            --------            --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.....................................            (232)                (526)               (570)               (378)
    Class B.....................................              --                   --                  --                  --
    Class C.....................................              --                   --                  --                  --
    Class E(CC).................................              --                   --                  --                  --
    Class H(CC).................................              --                   --                  --                  --
    Class I.....................................              (1)                  --                  --                  --
    Class L.....................................              --                   --                  --                  --
    Class M(CC).................................              --                   --                  --                  --
    Class N(CC).................................              --                   --                  --                  --
    Class R3....................................              --                   --                  --                  --
    Class R4....................................              --                   --                  --                  --
    Class R5....................................              --                   --                  --                  --
    Class Y.....................................              --                 (654)             (1,104)               (131)
    Class Z(CC).................................              --                   --                  --                  --
  From net realized gain on investments
    Class A.....................................         (19,852)              (1,438)             (4,324)                 --
    Class B.....................................          (3,152)                (261)               (834)                 --
    Class C.....................................          (4,097)                (346)               (606)                 --
    Class E(CC).................................              --                   --                  --                  --
    Class H(CC).................................              --                   --                  --                  --
    Class I.....................................              (1)                  --                  --                  --
    Class L.....................................              --                   --                  --                  --
    Class M(CC).................................              --                   --                  --                  --
    Class N(CC).................................              --                   --                  --                  --
    Class R3....................................              --                   --                  --                  --
    Class R4....................................              --                   --                  --                  --
    Class R5....................................              --                   --                  --                  --
    Class Y.....................................          (3,442)                (836)             (1,811)                 --
    Class Z(CC).................................              --                   --                  --                  --
                                                        --------             --------            --------            --------
    Total distributions.........................         (30,777)              (4,061)             (9,249)               (509)
                                                        --------             --------            --------            --------
CAPITAL SHARE TRANSACTIONS:
    Class A.....................................         102,070               49,389              17,452              30,451
    Class B.....................................           7,121                5,639                 358                (187)
    Class C.....................................           7,710                6,985               1,453                 149
    Class E(CC).................................              --                   --                  --                  --
    Class H(CC).................................              --                   --                  --                  --
    Class I.....................................             139                   10                  --                  --
    Class L.....................................              --                   --                  --                  --
    Class M(CC).................................              --                   --                  --                  --
    Class N(CC).................................              --                   --                  --                  --
    Class R3....................................              10                   --                  22                  --
    Class R4....................................              10                   --                  10                  --
    Class R5....................................              10                   --                  10                  --
    Class Y.....................................         (60,123)             (19,973)             49,437              32,628
    Class Z(CC).................................              --                   --                  --                  --
                                                        --------             --------            --------            --------
  Net increase (decrease) from capital share
    transactions................................          56,947               42,050              68,742              63,041
                                                        --------             --------            --------            --------
  Net increase (decrease) in net assets.........          69,438              102,690             103,551             104,147
NET ASSETS:
  Beginning of period...........................         360,561              257,871             252,988             148,841
                                                        --------             --------            --------            --------
  End of period.................................        $429,999             $360,561            $356,539            $252,988
                                                        ========             ========            ========            ========
Accumulated undistributed (distribution in
  excess of) net investment income..............        $   (817)            $   (154)           $     48            $  1,721
                                                        ========             ========            ========            ========

*  Relates to investments in affiliated investment companies.
** Commencement of operations.
n Classes H, M and N were merged into Class L and Classes E and Z were merged into Class Y on February 9, 2007. Please refer to Note 8 in the Notes to Financial Statements for further details.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

      INTERNATIONAL SMALL COMPANY FUND     LARGECAP GROWTH FUND               MIDCAP FUND
    ------------------------------------   --------------------   ------------------------------------
                                              FOR THE PERIOD
    FOR THE SIX-MONTH                      NOVEMBER 30, 2006**    FOR THE SIX-MONTH
      PERIOD ENDED        FOR THE YEAR           THROUGH            PERIOD ENDED        FOR THE YEAR
     APRIL 30, 2007          ENDED            APRIL 30, 2007       APRIL 30, 2007          ENDED
       (UNAUDITED)      OCTOBER 31, 2006       (UNAUDITED)           (UNAUDITED)      OCTOBER 31, 2006
    -----------------   ----------------   --------------------   -----------------   ----------------
        $    324            $  1,066             $    (4)            $   10,081          $  (10,396)
          25,160              26,962                  38                143,039             493,070
          13,467              11,245                 502                276,069             (86,305)
              --                  --                  --                  2,459                  --
        --------            --------             -------             ----------          ----------
          38,951              39,273                 536                431,648             396,369
        --------            --------             -------             ----------          ----------
            (819)               (704)                (13)                    --                  --
             (71)                (83)                 --                     --                  --
             (81)               (145)                 --                     --                  --
              --                  --                  --                     --                  --
              --                  --                  --                     --                  --
              --                  --                  --                     --                  --
              --                  --                  --                     --                  --
              --                  --                  --                     --                  --
              --                  --                  --                     --                  --
              --                  --                  --                     --                  --
              --                  --                  --                     --                  --
              --                  --                  --                     --                  --
          (1,415)             (1,565)                 --                     --                  --
              --                  --                  --                     --                  --
          (8,744)             (3,791)                 --               (291,499)           (281,386)
          (1,537)               (679)                 --                (77,096)            (82,610)
          (2,387)             (1,407)                 --                (85,148)            (88,590)
              --                  --                  --                     --                  --
              --                  --                  --                     --                  --
              --                  --                  --                     --                  --
              --                  --                  --                     --                  --
              --                  --                  --                     --                  --
              --                  --                  --                     --                  --
              --                  --                  --                     --                  --
              --                  --                  --                     --                  --
              --                  --                  --                     --                  --
         (11,031)             (7,015)                 --                (27,642)            (22,904)
              --                  --                  --                     --                  --
        --------            --------             -------             ----------          ----------
         (26,085)            (15,389)                (13)              (481,385)           (475,490)
        --------            --------             -------             ----------          ----------
          46,008              27,750               9,569                244,036             196,666
           4,438               4,607                 300                 32,271               5,553
           8,300               3,908                 453                 36,458              20,240
              --                  --                  --                     --                  --
              --                  --                  --                     --                  --
              --                  --                  --                     --                  --
              --                  --                  --                     --                  --
              --                  --                  --                     --                  --
              --                  --                  --                     --                  --
              --                  --                  --                     --                  --
              --                  --                  --                     --                  --
              --                  --                  --                     --                  --
          23,445               7,563                 100                    (44)             46,422
              --                  --                  --                     --                  --
        --------            --------             -------             ----------          ----------
          82,191              43,828              10,422                312,721             268,881
        --------            --------             -------             ----------          ----------
          95,057              67,712              10,945                262,984             189,760
         187,151             119,439                  --              2,970,037           2,780,277
        --------            --------             -------             ----------          ----------
        $282,208            $187,151             $10,945             $3,233,021          $2,970,037
        ========            ========             =======             ==========          ==========
        $    180            $  2,242             $   (17)            $   10,752          $       --
        ========            ========             =======             ==========          ==========

              MIDCAP GROWTH FUND
     ------------------------------------

     FOR THE SIX-MONTH    FOR THE PERIOD
       PERIOD ENDED      JULY 31, 2006**
      APRIL 30, 2007         THROUGH
        (UNAUDITED)      OCTOBER 31, 2006
     -----------------   ----------------
          $     4            $    (9)
            2,600                 81
             (189)               573
              (24)                --
          -------            -------
            2,439                645
          -------            -------
              (43)                --
               --                 --
               (2)                --
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
               (1)                --
               --                 --
              (75)                --
               (2)                --
               (3)                --
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
               (1)                --
               --                 --
          -------            -------
             (127)                --
          -------            -------
            4,048              9,727
              436                281
            1,139                341
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
                1                100
               --                 --
          -------            -------
            5,624             10,449
          -------            -------
            7,936             11,094
           11,094                 --
          -------            -------
          $19,030            $11,094
          =======            =======
          $   (17)           $     1
          =======            =======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                               MIDCAP VALUE FUND                      MONEY MARKET FUND
                                                      ------------------------------------   ------------------------------------
                                                      FOR THE SIX-MONTH                      FOR THE SIX-MONTH
                                                        PERIOD ENDED        FOR THE YEAR       PERIOD ENDED        FOR THE YEAR
                                                       APRIL 30, 2007          ENDED          APRIL 30, 2007          ENDED
                                                         (UNAUDITED)      OCTOBER 31, 2006      (UNAUDITED)      OCTOBER 31, 2006
                                                      -----------------   ----------------   -----------------   ----------------
OPERATIONS:
  Net investment income (loss)......................      $   (290)           $   (539)          $  5,643            $  9,518
  Net realized gain (loss) on investments, futures,
    options and swap contracts and foreign currency
    transactions....................................        36,740              59,464                  1                  --
  Net unrealized appreciation (depreciation) of
    investments, futures, options and swap contracts
    and foreign currency transactions...............        29,270              29,759                 --                  --
  Payment from affiliate............................            55                  --                 --                  --
                                                          --------            --------           --------            --------
  Net increase in net assets resulting from
    operations......................................        65,775              88,684              5,644               9,518
                                                          --------            --------           --------            --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.........................................            --                  --             (4,781)             (7,394)
    Class B.........................................            --                  --               (470)               (898)
    Class C.........................................            --                  --               (291)               (546)
    Class E(CC).....................................            --                  --                 --                  --
    Class H(CC).....................................            --                  --                 --                  --
    Class I.........................................            --                  --                 --                  --
    Class L.........................................            --                  --                 --                  --
    Class M(CC).....................................            --                  --                 --                  --
    Class N(CC).....................................            --                  --                 --                  --
    Class R3........................................            --                  --                 --                  --
    Class R4........................................            --                  --                 --                  --
    Class R5........................................            --                  --                 --                  --
    Class Y.........................................            --                  --               (101)               (680)
    Class Z(CC).....................................            --                  --                 --                  --
  From net realized gain on investments
    Class A.........................................       (39,788)            (27,814)                (1)                 --
    Class B.........................................        (8,536)             (6,087)                --                  --
    Class C.........................................        (8,588)             (6,258)                --                  --
    Class E(CC).....................................            --                  --                 --                  --
    Class H(CC).....................................            --                  --                 --                  --
    Class I.........................................            --                  --                 --                  --
    Class L.........................................            --                  --                 --                  --
    Class M(CC).....................................            --                  --                 --                  --
    Class N(CC).....................................            --                  --                 --                  --
    Class R3........................................            --                  --                 --                  --
    Class R4........................................            --                  --                 --                  --
    Class R5........................................            --                  --                 --                  --
    Class Y.........................................        (2,054)             (3,881)                --                  --
    Class Z(CC).....................................            --                  --                 --                  --
                                                          --------            --------           --------            --------
    Total distributions.............................       (58,966)            (44,040)            (5,644)             (9,518)
                                                          --------            --------           --------            --------
CAPITAL SHARE TRANSACTIONS:
    Class A.........................................        19,196              (5,373)            28,907              25,284
    Class B.........................................         2,792              (2,251)            (3,000)             (2,721)
    Class C.........................................         3,676              (3,498)            (1,683)             (1,793)
    Class E(CC).....................................            --                  --                 --                  --
    Class H(CC).....................................            --                  --                 --                  --
    Class I.........................................            --                  --                 --                  --
    Class L.........................................            --                  --                 --                  --
    Class M(CC).....................................            --                  --                 --                  --
    Class N(CC).....................................            --                  --                 --                  --
    Class R3........................................            --                  --                 10                  --
    Class R4........................................            --                  --                 10                  --
    Class R5........................................            --                  --                 10                  --
    Class Y.........................................       (27,981)            (12,709)            (9,042)             (2,486)
    Class Z(CC).....................................            --                  --                 --                  --
                                                          --------            --------           --------            --------
  Net increase (decrease) from capital share
    transactions....................................        (2,317)            (23,831)            15,212              18,284
                                                          --------            --------           --------            --------
  Net increase (decrease) in net assets.............         4,492              20,813             15,212              18,284
NET ASSETS:
  Beginning of period...............................       461,984             441,171            266,212             247,928
                                                          --------            --------           --------            --------
  End of period.....................................      $466,476            $461,984           $281,424            $266,212
                                                          ========            ========           ========            ========
Accumulated undistributed (distribution in excess
  of) net investment income.........................      $   (275)           $     --           $     --            $     --
                                                          ========            ========           ========            ========

*  Relates to investments in affiliated investment companies.
n Classes H, M and N were merged into Class L and Classes E and Z were merged into Class Y on February 9, 2007. Please refer to Note 8 in the Notes to Financial Statements for further details.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

          RETIREMENT INCOME FUND*               SELECT MIDCAP GROWTH FUND               SELECT MIDCAP VALUE FUND
    ------------------------------------   ------------------------------------   ------------------------------------
    FOR THE SIX-MONTH                      FOR THE SIX-MONTH                      FOR THE SIX-MONTH
      PERIOD ENDED        FOR THE YEAR       PERIOD ENDED        FOR THE YEAR       PERIOD ENDED        FOR THE YEAR
     APRIL 30, 2007          ENDED          APRIL 30, 2007          ENDED          APRIL 30, 2007          ENDED
       (UNAUDITED)      OCTOBER 31, 2006      (UNAUDITED)      OCTOBER 31, 2006      (UNAUDITED)      OCTOBER 31, 2006
    -----------------   ----------------   -----------------   ----------------   -----------------   ----------------
         $   16               $ 12             $    (92)           $  (368)           $     70            $   (86)
             22                 --                3,427              2,239               8,850              2,875
             20                 15                  602              1,006              (1,930)             5,546
             --                 --                   --                 --                  --                 --
         ------               ----             --------            -------            --------            -------
             58                 27                3,937              2,877               6,990              8,335
         ------               ----             --------            -------            --------            -------
            (12)               (11)                  --                 --                  --                (19)
             (3)                (2)                  --                 --                  --                 --
             (3)                (2)                  --                 --                  --                 --
             --                 --                   --                 --                  --                 --
             --                 --                   --                 --                  --                 --
             --                 --                   --                 --                  --                 --
             --                 --                   --                 --                  --                 --
             --                 --                   --                 --                  --                 --
             --                 --                   --                 --                  --                 --
             --                 --                   --                 --                  --                 --
             --                 --                   --                 --                  --                 --
             --                 --                   --                 --                  --                 --
             (2)                (3)                  --                 --                  --                 (3)
             --                 --                   --                 --                  --                 --
             --                 --               (1,001)              (149)             (1,959)              (504)
             --                 --                 (160)               (24)               (170)               (40)
             --                 --                 (168)               (17)               (295)               (71)
             --                 --                   --                 --                  --                 --
             --                 --                   --                 --                  --                 --
             --                 --                   --                 --                  --                 --
             --                 --                   --                 --                  --                 --
             --                 --                   --                 --                  --                 --
             --                 --                   --                 --                  --                 --
             --                 --                   --                 --                  --                 --
             --                 --                   --                 --                  --                 --
             --                 --                   --                 --                  --                 --
             --                 --                 (616)                (2)               (503)               (12)
             --                 --                   --                 --                  --                 --
         ------               ----             --------            -------            --------            -------
            (20)               (18)              (1,945)              (192)             (2,927)              (649)
         ------               ----             --------            -------            --------            -------
            586                370               (5,577)             6,756              (8,303)            20,427
             26                161                   12              1,129                 181              2,016
             16                148                  188              1,975                 930              3,828
             --                 --                   --                 --                  --                 --
             --                 --                   --                 --                  --                 --
             --                 --                   --                 --                  --                 --
             --                 --                   --                 --                  --                 --
             --                 --                   --                 --                  --                 --
             --                 --                   --                 --                  --                 --
             10                 --                   --                 --                  --                 --
             10                 --                   --                 --                  --                 --
             10                 --                   --                 --                  --                 --
              2                103              (28,667)            28,151             (15,469)            17,996
             --                 --                   --                 --                  --                 --
         ------               ----             --------            -------            --------            -------
            660                782              (34,044)            38,011             (22,661)            44,267
         ------               ----             --------            -------            --------            -------
            698                791              (32,052)            40,696             (18,598)            51,953
            868                 77               59,996             19,300              79,516             27,563
         ------               ----             --------            -------            --------            -------
         $1,566               $868             $ 27,944            $59,996            $ 60,918            $79,516
         ======               ====             ========            =======            ========            =======
         $   (4)              $ --             $    (92)           $    --            $     70            $    --
         ======               ====             ========            =======            ========            =======

           SELECT SMALLCAP VALUE FUND
     ---------------------------------------
     FOR THE SIX-MONTH     FOR THE PERIOD
       PERIOD ENDED        JULY 31, 2006**
      APRIL 30, 2007           THROUGH
        (UNAUDITED)        OCTOBER 31,2006
     -----------------   -------------------
         $    432              $    30
            3,721                  126
            3,786                1,316
               --                   --
         --------              -------
            7,939                1,472
         --------              -------
               --                   --
               --                   --
               --                   --
               --                   --
               --                   --
               --                   --
               --                   --
               --                   --
               --                   --
               --                   --
               --                   --
               --                   --
             (240)                  --
               --                   --
              (30)                  --
               (1)                  --
               (1)                  --
               --                   --
               --                   --
               --                   --
               --                   --
               --                   --
               --                   --
               --                   --
               --                   --
               --                   --
             (101)                  --
               --                   --
         --------              -------
             (373)                  --
         --------              -------
              980               14,491
               95                  283
              133                  256
               --                   --
               --                   --
               --                   --
               --                   --
               --                   --
               --                   --
               --                   --
               --                   --
               --                   --
           78,129                1,496
               --                   --
         --------              -------
           79,337               16,526
         --------              -------
           86,903               17,998
           17,998                   --
         --------              -------
         $104,901              $17,998
         ========              =======
         $    234              $    42
         ========              =======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              SHORT DURATION FUND                     SMALL COMPANY FUND
                                                      ------------------------------------   ------------------------------------
                                                      FOR THE SIX-MONTH                      FOR THE SIX-MONTH
                                                        PERIOD ENDED        FOR THE YEAR       PERIOD ENDED        FOR THE YEAR
                                                       APRIL 30, 2007          ENDED          APRIL 30, 2007          ENDED
                                                         (UNAUDITED)      OCTOBER 31, 2006      (UNAUDITED)      OCTOBER 31, 2006
                                                      -----------------   ----------------   -----------------   ----------------
OPERATIONS:
 Net investment income (loss).......................      $  4,299            $  4,782           $   (680)           $ (3,588)
 Net realized gain (loss) on investments, futures,
   options and swap contracts and foreign currency
   transactions.....................................          (142)               (707)            45,679              70,345
 Net unrealized appreciation (depreciation) of
   investments, futures, options and swap contracts
   and foreign currency transactions................           221               1,324              9,213             (14,828)
 Payment from affiliate.............................            --                  --                671                  --
                                                          --------            --------           --------            --------
 Net increase in net assets resulting from
   operations.......................................         4,378               5,399             54,883              51,929
                                                          --------            --------           --------            --------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income
   Class A..........................................          (586)               (933)                --                  --
   Class B..........................................          (115)               (211)                --                  --
   Class C..........................................          (238)               (480)                --                  --
   Class E(CC)......................................            --                  --                 --                  --
   Class H(CC)......................................            --                  --                 --                  --
   Class I..........................................            --                  --                 --                  --
   Class L..........................................            --                  --                 --                  --
   Class M(CC)......................................            --                  --                 --                  --
   Class N(CC)......................................            --                  --                 --                  --
   Class R3.........................................            --                  --                 --                  --
   Class R4.........................................            --                  --                 --                  --
   Class R5.........................................            --                  --                 --                  --
   Class Y..........................................        (3,359)             (3,180)                --                  --
   Class Z(CC)......................................            --                  --                 --                  --
 From net realized gain on investments
   Class A..........................................            --                  --            (16,937)                 --
   Class B..........................................            --                  --             (4,857)                 --
   Class C..........................................            --                  --             (4,469)                 --
   Class E(CC)......................................            --                  --                 --                  --
   Class H(CC)......................................            --                  --                 --                  --
   Class I..........................................            --                  --                 (8)                 --
   Class L..........................................            --                  --                 --                  --
   Class M(CC)......................................            --                  --                 --                  --
   Class N(CC)......................................            --                  --                 --                  --
   Class R3.........................................            --                  --                 --                  --
   Class R4.........................................            --                  --                 --                  --
   Class R5.........................................            --                  --                 --                  --
   Class Y..........................................            --                  --             (8,399)                 --
   Class Z(CC)......................................            --                  --                 --                  --
                                                          --------            --------           --------            --------
   Total distributions..............................        (4,298)             (4,804)           (34,670)                 --
                                                          --------            --------           --------            --------
CAPITAL SHARE TRANSACTIONS:
   Class A..........................................            28              (2,604)            36,879               7,658
   Class B..........................................          (696)             (2,089)              (196)            (13,527)
   Class C..........................................        (2,073)             (8,655)             6,370              (4,001)
   Class E(CC)......................................            --                  --                 --                  --
   Class H(CC)......................................            --                  --                 --                  --
   Class I..........................................            --                  --                846                  69
   Class L..........................................            --                  --                 --                  --
   Class M(CC)......................................            --                  --                 --                  --
   Class N(CC)......................................            --                  --                 --                  --
   Class R3.........................................            --                  --                 46                  --
   Class R4.........................................            --                  --                 10                  --
   Class R5.........................................            --                  --                 10                  --
   Class Y..........................................        43,635              19,381             40,986              57,068
   Class Z(CC)......................................            --                  --                 --                  --
                                                          --------            --------           --------            --------
 Net increase (decrease) from capital share
   transactions.....................................        40,894               6,033             84,951              47,267
                                                          --------            --------           --------            --------
 Net increase (decrease) in net assets..............        40,974               6,628            105,164              99,196
NET ASSETS:
 Beginning of period................................       150,066             143,438            403,275             304,079
                                                          --------            --------           --------            --------
 End of period......................................      $191,040            $150,066           $508,439            $403,275
                                                          ========            ========           ========            ========
Accumulated undistributed (distribution in excess
 of) net investment income..........................      $      2            $      1           $   (497)           $     --
                                                          ========            ========           ========            ========

*  Relates to investments in affiliated investment companies.
(CC) Classes H, M and N were merged into Class L and Classes E and Z were merged into Class Y on February 9, 2007. Please refer to Note 8 in the Notes to Financial Statements for further details.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

            SMALLCAP GROWTH FUND                        STOCK FUND                    TARGET RETIREMENT 2010 FUND*
    ------------------------------------   ------------------------------------   ------------------------------------
    FOR THE SIX-MONTH                      FOR THE SIX-MONTH                      FOR THE SIX-MONTH
      PERIOD ENDED        FOR THE YEAR       PERIOD ENDED        FOR THE YEAR       PERIOD ENDED        FOR THE YEAR
     APRIL 30, 2007          ENDED          APRIL 30, 2007          ENDED          APRIL 30, 2007          ENDED
       (UNAUDITED)      OCTOBER 31, 2006      (UNAUDITED)      OCTOBER 31, 2006      (UNAUDITED)      OCTOBER 31, 2006
    -----------------   ----------------   -----------------   ----------------   -----------------   ----------------
        $   (339)           $ (1,069)         $      531          $    3,896           $   49              $   22
          14,761              26,723              86,523             179,777               88                  --
          18,630              10,054              19,031             (15,893)             114                  46
              39                  --               1,568                  --               --                  --
        --------            --------          ----------          ----------           ------              ------
          33,091              35,708             107,653             167,780              251                  68
        --------            --------          ----------          ----------           ------              ------
              --                  --              (3,091)             (1,525)             (40)                (17)
              --                  --                  --                  --               (4)                 (3)
              --                  --                  --                  --               (6)                 (2)
              --                  --                  --                  --               --                  --
              --                  --                  --                  --               --                  --
              --                  --                  --                  --               --                  --
              --                  --                  --                  --               --                  --
              --                  --                  --                  --               --                  --
              --                  --                  --                  --               --                  --
              --                  --                  --                  --               --                  --
              --                  --                  --                  --               --                  --
              --                  --                  --                  --               --                  --
              --                  --              (1,030)               (772)              (2)                 (2)
              --                  --                  --                  --               --                  --
              --                  --                  --                  --               --                  --
              --                  --                  --                  --               --                  --
              --                  --                  --                  --               --                  --
              --                  --                  --                  --               --                  --
              --                  --                  --                  --               --                  --
              --                  --                  --                  --               --                  --
              --                  --                  --                  --               --                  --
              --                  --                  --                  --               --                  --
              --                  --                  --                  --               --                  --
              --                  --                  --                  --               --                  --
              --                  --                  --                  --               --                  --
              --                  --                  --                  --               --                  --
              --                  --                  --                  --               --                  --
              --                  --                  --                  --               --                  --
        --------            --------          ----------          ----------           ------              ------
              --                  --              (4,121)             (2,297)             (52)                (24)
        --------            --------          ----------          ----------           ------              ------
          27,238             151,875             (54,196)           (137,391)           4,594               1,572
          (1,286)              1,344             (43,398)            (87,193)             207                 213
             252               6,952             (19,834)            (43,306)              48                 462
              --                  --                  --                  --               --                  --
         (25,058)             (3,041)                 --                  --               --                  --
           2,387                 235                  --                  --               --                  --
          46,522             (13,323)                 --                  --               --                  --
         (25,903)             (2,473)                 --                  --               --                  --
         (10,379)               (704)                 --                  --               --                  --
              10                  --                  10                  --               10                  --
              10                  --                  40                  --               10                  --
              10                  --                  10                  --               10                  --
         (93,546)             45,888             (11,199)              7,983                2                 122
              --                  --                  --                  --               --                  --
        --------            --------          ----------          ----------           ------              ------
         (79,743)            186,753            (128,567)           (259,907)           4,881               2,369
        --------            --------          ----------          ----------           ------              ------
         (46,652)            222,461             (25,035)            (94,424)           5,080               2,413
         532,484             310,023           1,201,678           1,296,102            2,454                  41
        --------            --------          ----------          ----------           ------              ------
        $485,832            $532,484          $1,176,643          $1,201,678           $7,534              $2,454
        ========            ========          ==========          ==========           ======              ======
        $   (328)           $     --          $      945          $    4,107           $   (3)             $   --
        ========            ========          ==========          ==========           ======              ======

         TARGET RETIREMENT 2020 FUND*
     ------------------------------------
     FOR THE SIX-MONTH
       PERIOD ENDED        FOR THE YEAR
      APRIL 30, 2007          ENDED
        (UNAUDITED)      OCTOBER 31, 2006
     -----------------   ----------------
          $    53             $   10
              140                 13
              222                 82
               --                 --
          -------             ------
              415                105
          -------             ------
              (55)               (15)
               (2)                (1)
               (5)                (1)
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
               (9)                --
               (1)                --
               (1)                --
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
          -------             ------
              (73)               (17)
          -------             ------
            7,692              1,919
              154                270
              132                313
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
               --                 --
               10                 --
               10                 --
               10                 --
               --                 --
               --                 --
          -------             ------
            8,008              2,502
          -------             ------
            8,350              2,590
            2,764                174
          -------             ------
          $11,114             $2,764
          =======             ======
          $    (9)            $   --
          =======             ======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                          TARGET RETIREMENT 2030 FUND*             TAX-FREE CALIFORNIA FUND
                                                      ------------------------------------   ------------------------------------
                                                      FOR THE SIX-MONTH                      FOR THE SIX-MONTH
                                                        PERIOD ENDED        FOR THE YEAR       PERIOD ENDED        FOR THE YEAR
                                                       APRIL 30, 2007          ENDED          APRIL 30, 2007          ENDED
                                                         (UNAUDITED)      OCTOBER 31, 2006      (UNAUDITED)      OCTOBER 31, 2006
                                                      -----------------   ----------------   -----------------   ----------------
OPERATIONS:
  Net investment income (loss)......................       $   28              $    2             $   572            $   799
  Net realized gain (loss) on investments, futures,
    options and swap contracts and foreign currency
    transactions....................................          150                   1                  (8)                (5)
  Net unrealized appreciation (depreciation) of
    investments, futures, options and swap contracts
    and foreign currency transactions...............          256                  83                 (84)               573
  Payment from affiliate............................           --                  --                  --                 --
                                                           ------              ------             -------            -------
  Net increase in net assets resulting from
    operations......................................          434                  86                 480              1,367
                                                           ------              ------             -------            -------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.........................................          (40)                 (3)               (489)              (689)
    Class B.........................................           (3)                 (2)                (27)               (43)
    Class C.........................................           (2)                 (1)                (56)               (68)
    Class E(CC).....................................           --                  --                  --                 --
    Class H(CC).....................................           --                  --                  --                 --
    Class I.........................................           --                  --                  --                 --
    Class L.........................................           --                  --                  --                 --
    Class M(CC).....................................           --                  --                  --                 --
    Class N(CC).....................................           --                  --                  --                 --
    Class R3........................................           --                  --                  --                 --
    Class R4........................................           --                  --                  --                 --
    Class R5........................................           --                  --                  --                 --
    Class Y.........................................           --                  (1)                 --                 --
    Class Z(CC).....................................           --                  --                  --                 --
  From net realized gain on investments
    Class A.........................................           (1)                 --                  --                (10)
    Class B.........................................           --                  --                  --                 (1)
    Class C.........................................           --                  --                  --                 (1)
    Class E(CC).....................................           --                  --                  --                 --
    Class H(CC).....................................           --                  --                  --                 --
    Class I.........................................           --                  --                  --                 --
    Class L.........................................           --                  --                  --                 --
    Class M(CC).....................................           --                  --                  --                 --
    Class N(CC).....................................           --                  --                  --                 --
    Class R3........................................           --                  --                  --                 --
    Class R4........................................           --                  --                  --                 --
    Class R5........................................           --                  --                  --                 --
    Class Y.........................................           --                  --                  --                 --
    Class Z(CC).....................................           --                  --                  --                 --
                                                           ------              ------             -------            -------
    Total distributions.............................          (46)                 (7)               (572)              (812)
                                                           ------              ------             -------            -------
CAPITAL SHARE TRANSACTIONS:
    Class A.........................................        6,149               1,784               3,323              8,736
    Class B.........................................           28                 283                 369                232
    Class C.........................................          178                  69               1,055              1,436
    Class E(CC).....................................           --                  --                  --                 --
    Class H(CC).....................................           --                  --                  --                 --
    Class I.........................................           --                  --                  --                 --
    Class L.........................................           --                  --                  --                 --
    Class M(CC).....................................           --                  --                  --                 --
    Class N(CC).....................................           --                  --                  --                 --
    Class R3........................................           10                  --                  --                 --
    Class R4........................................           10                  --                  --                 --
    Class R5........................................           10                  --                  --                 --
    Class Y.........................................           --                  21                  --                 --
    Class Z(CC).....................................           --                  --                  --                 --
                                                           ------              ------             -------            -------
  Net increase (decrease) from capital share
    transactions....................................        6,385               2,157               4,747             10,404
                                                           ------              ------             -------            -------
  Net increase (decrease) in net assets.............        6,773               2,236               4,655             10,959
NET ASSETS:
  Beginning of period...............................        2,275                  39              29,802             18,843
                                                           ------              ------             -------            -------
  End of period.....................................       $9,048              $2,275             $34,457            $29,802
                                                           ======              ======             =======            =======
Accumulated undistributed (distribution in excess
  of) net investment income.........................       $  (17)             $   --             $     2            $     2
                                                           ======              ======             =======            =======

*  Relates to investments in affiliated investment companies.
n Classes H, M and N were merged into Class L and Classes E and Z were merged into Class Y on February 9, 2007. Please refer to Note 8 in the Notes to Financial Statements for further details.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

          TAX-FREE MINNESOTA FUND                 TAX-FREE NATIONAL FUND                 TAX-FREE NEW YORK FUND
    ------------------------------------   ------------------------------------   ------------------------------------
    FOR THE SIX-MONTH                      FOR THE SIX-MONTH                      FOR THE SIX-MONTH
      PERIOD ENDED        FOR THE YEAR       PERIOD ENDED        FOR THE YEAR       PERIOD ENDED        FOR THE YEAR
     APRIL 30, 2007          ENDED          APRIL 30, 2007          ENDED          APRIL 30, 2007          ENDED
       (UNAUDITED)      OCTOBER 31, 2006      (UNAUDITED)      OCTOBER 31, 2006      (UNAUDITED)      OCTOBER 31, 2006
    -----------------   ----------------   -----------------   ----------------   -----------------   ----------------
        $    719            $ 1,382            $  2,810            $  4,510            $   283            $   553
              70                197                 200                 372                  9                 85
            (329)               235                (818)              2,682                (76)               260
              --                 --                  --                  --                 --                 --
        --------            -------            --------            --------            -------            -------
             460              1,814               2,192               7,564                216                898
        --------            -------            --------            --------            -------            -------
            (154)              (247)             (1,641)             (2,337)              (215)              (421)
             (14)               (25)               (119)               (224)               (28)               (54)
             (11)               (13)               (258)               (354)               (41)               (80)
            (249)              (967)               (322)             (1,234)                --                 --
              (1)                (4)                 (1)                 (8)                --                 --
              --                 --                  --                  --                 --                 --
             (57)              (107)               (162)               (316)                --                 --
              (1)                (4)                (11)                (41)                --                 --
              (1)                (6)                 (3)                (14)                --                 --
              --                 --                  --                  --                 --                 --
              --                 --                  --                  --                 --                 --
              --                 --                  --                  --                 --                 --
            (231)                --                (272)                 --                 --                 --
              --                 --                  --                  --                 --                 --
             (40)                (9)               (206)               (315)               (61)               (23)
              (5)                (1)                (19)                (46)               (10)                (4)
              (2)                (1)                (37)                (58)               (14)                (5)
            (132)               (41)                (83)               (210)                --                 --
              (1)                --                  (1)                 (2)                --                 --
              --                 --                  --                  --                 --                 --
             (15)                (5)                (21)                (54)                --                 --
              (1)                --                  (4)                 (9)                --                 --
              (1)                --                  (1)                 (4)                --                 --
              --                 --                  --                  --                 --                 --
              --                 --                  --                  --                 --                 --
              --                 --                  --                  --                 --                 --
              --                 --                  --                  --                 --                 --
              --                 --                  --                  --                 --                 --
        --------            -------            --------            --------            -------            -------
            (916)            (1,430)             (3,161)             (5,226)              (369)              (587)
        --------            -------            --------            --------            -------            -------
           2,469              1,226              30,517              24,443                494               (243)
              (7)               (19)                923                (267)                51                (22)
             294                (11)              7,345               4,163                271               (237)
         (21,995)            (2,213)            (23,649)             (2,570)                --                 --
            (125)                (1)               (174)               (103)                --                 --
              --                 --                  --                  --                 --                 --
             753               (273)              1,430                (492)                --                 --
            (106)                (8)             (1,216)                (60)                --                 --
            (195)                (4)               (373)               (127)                --                 --
              --                 --                  --                  --                 --                 --
              --                 --                  --                  --                 --                 --
              --                 --                  --                  --                 --                 --
          21,492                 --              22,624                   1                 --                 --
              --                 --                  --                  --                 --                 --
        --------            -------            --------            --------            -------            -------
           2,580             (1,303)             37,427              24,988                816               (502)
        --------            -------            --------            --------            -------            -------
           2,124               (919)             36,458              27,326                663               (191)
          34,970             35,889             129,914             102,588             15,482             15,673
        --------            -------            --------            --------            -------            -------
        $ 37,094            $34,970            $166,372            $129,914            $16,145            $15,482
        ========            =======            ========            ========            =======            =======
        $     10            $    10            $     24            $      3            $     1            $     2
        ========            =======            ========            ========            =======            =======

            TOTAL RETURN BOND FUND
     ------------------------------------
     FOR THE SIX-MONTH
       PERIOD ENDED        FOR THE YEAR
      APRIL 30, 2007          ENDED
        (UNAUDITED)      OCTOBER 31, 2006
     -----------------   ----------------
        $   21,616           $ 30,568
             6,002             (8,700)
            (1,897)            12,640
                --                 --
        ----------           --------
            25,721             34,508
        ----------           --------
           (10,845)           (14,515)
            (1,550)            (2,504)
            (1,453)            (2,387)
                --                 --
                --                 --
               (25)                --
                --                 --
                --                 --
                --                 --
                --                 --
                --                 --
                --                 --
            (7,360)           (11,078)
                --                 --
                --             (1,753)
                --               (454)
                --               (413)
                --                 --
                --                 --
                --                 --
                --                 --
                --                 --
                --                 --
                --                 --
                --                 --
                --                 --
                --             (1,059)
                --                 --
        ----------           --------
           (21,233)           (34,163)
        ----------           --------
            93,213            120,743
             3,162             (1,319)
             4,727              1,327
                --                 --
                --                 --
             1,809                 38
                --                 --
                --                 --
                --                 --
                10                 --
                10                 --
                10                 --
            42,383             96,782
                --                 --
        ----------           --------
           145,324            217,571
        ----------           --------
           149,812            217,916
           872,696            654,780
        ----------           --------
        $1,022,508           $872,696
        ==========           ========
        $    1,039           $    656
        ==========           ========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   U.S. GOVERNMENT SECURITIES FUND
                                                              ------------------------------------------
                                                              FOR THE SIX-MONTH
                                                                PERIOD ENDED              FOR THE YEAR
                                                               APRIL 30, 2007                ENDED
                                                                 (UNAUDITED)            OCTOBER 31, 2006
                                                              -----------------         ----------------
OPERATIONS:
    Net investment income (loss)............................      $   4,576                 $  9,709
    Net realized gain (loss) on investments, futures,
     options and swap contracts and foreign currency
     transactions...........................................           (127)                  (6,207)
    Net unrealized appreciation (depreciation) of
     investments, futures, options and swap contracts and
     foreign currency transactions..........................            (92)                   4,161
    Payment from affiliate..................................             --                       --
                                                                  ---------                 --------
    Net increase in net assets resulting from operations....          4,357                    7,663
                                                                  ---------                 --------
DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income
      Class A...............................................         (1,095)                  (2,091)
      Class B...............................................           (318)                    (734)
      Class C...............................................           (178)                    (353)
      Class E(CC)...........................................         (1,113)                  (4,784)
      Class H(CC)...........................................            (18)                     (92)
      Class I...............................................             --                       --
      Class L...............................................           (763)                  (1,529)
      Class M(CC)...........................................            (20)                     (97)
      Class N(CC)...........................................             (7)                     (30)
      Class R3..............................................             --                       --
      Class R4..............................................             --                       --
      Class R5..............................................             --                       --
      Class Y...............................................         (1,038)                    (117)
      Class Z(CC)...........................................             --                       --
    From net realized gain on investments
      Class A...............................................             --                       --
      Class B...............................................             --                       --
      Class C...............................................             --                       --
      Class E(CC)...........................................             --                       --
      Class H(CC)...........................................             --                       --
      Class I...............................................             --                       --
      Class L...............................................             --                       --
      Class M(CC)...........................................             --                       --
      Class N(CC)...........................................             --                       --
      Class R3..............................................             --                       --
      Class R4..............................................             --                       --
      Class R5..............................................             --                       --
      Class Y...............................................             --                       --
      Class Z(CC)...........................................             --                       --
                                                                  ---------                 --------
      Total distributions...................................         (4,550)                  (9,827)
                                                                  ---------                 --------
CAPITAL SHARE TRANSACTIONS:
      Class A...............................................            806                     (973)
      Class B...............................................         (1,688)                  (4,058)
      Class C...............................................           (768)                     152
      Class E(CC)...........................................       (117,293)                 (14,860)
      Class H(CC)...........................................           (317)                    (773)
      Class I...............................................             --                       --
      Class L...............................................            (82)                  (3,824)
      Class M(CC)...........................................         (1,163)                    (630)
      Class N(CC)...........................................           (478)                    (149)
      Class R3..............................................             --                       --
      Class R4..............................................             --                       --
      Class R5..............................................             --                       --
      Class Y...............................................        111,738                   (9,130)
      Class Z(CC)...........................................             --                       --
                                                                  ---------                 --------
  Net increase (decrease) from capital share transactions...         (9,245)                 (34,245)
                                                                  ---------                 --------
  Net increase (decrease) in net assets.....................         (9,438)                 (36,409)
NET ASSETS:
  Beginning of period.......................................        197,567                  233,976
                                                                  ---------                 --------
  End of period.............................................      $ 188,129                 $197,567
                                                                  =========                 ========
Accumulated undistributed (distribution in excess of) net
  investment income.........................................      $      37                 $     11
                                                                  =========                 ========

*  Relates to investments in affiliated investment companies.
n Classes H, M and N were merged into Class L and Classes E and Z were merged into Class Y on February 9, 2007. Please refer to Note 8 in the Notes to Financial Statements for further details.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                     VALUE FUND                                    VALUE OPPORTUNITIES FUND
    --------------------------------------------         --------------------------------------------
    FOR THE SIX-MONTH                                    FOR THE SIX-MONTH
      PERIOD ENDED               FOR THE YEAR              PERIOD ENDED               FOR THE YEAR
     APRIL 30, 2007                 ENDED                 APRIL 30, 2007                 ENDED
       (UNAUDITED)             OCTOBER 31, 2006             (UNAUDITED)             OCTOBER 31, 2006
    -----------------         ------------------         -----------------         ------------------
        $  2,103                   $  1,430                  $    562                   $  1,459
           4,621                     17,037                    25,341                     20,728
          29,409                     10,073                    (1,037)                    28,126
              11                         --                        17                         --
        --------                   --------                  --------                   --------
          36,144                     28,540                    24,883                     50,313
        --------                   --------                  --------                   --------
              --                       (474)                     (987)                        --
              --                         --                       (49)                        --
              --                         --                      (123)                        --
              --                         --                        --                         --
              --                         --                        --                         --
              --                         --                        (3)                        --
              --                         --                      (275)                       (39)
              --                         --                        (4)                        --
              --                         --                        (3)                        --
              --                         --                        --                         --
              --                         --                        --                         --
              --                         --                        --                         --
          (1,650)                      (780)                       --                       (358)
              --                         --                        --                         --
          (4,893)                        --                    (9,357)                    (2,133)
            (754)                        --                    (1,655)                      (467)
            (809)                        --                    (2,027)                      (454)
              --                         --                        --                         --
              --                         --                      (326)                      (158)
              --                         --                        (1)                        --
              --                         --                    (2,739)                      (881)
              --                         --                      (627)                      (254)
              --                         --                      (186)                       (68)
              --                         --                        --                         --
              --                         --                        --                         --
              --                         --                        --                         --
          (9,092)                        --                    (4,266)                    (3,035)
              --                         --                        --                         --
        --------                   --------                  --------                   --------
         (17,198)                    (1,254)                  (22,628)                    (7,847)
        --------                   --------                  --------                   --------
           4,796                      3,341                    25,929                     30,823
             758                        (75)                    2,684                      2,299
             692                        695                     4,534                      6,635
              --                         --                        --                         --
              --                         --                    (2,422)                    (1,657)
              --                         --                       854                         11
              --                         --                    10,711                        367
              --                         --                    (5,452)                    (1,570)
              --                         --                    (1,723)                      (234)
              10                         --                        10                         --
              10                         --                        10                         --
              10                         --                        10                         --
         190,767                      1,219                   (99,280)                    (9,374)
              --                         --                        --                         --
        --------                   --------                  --------                   --------
         197,043                      5,180                   (64,135)                    27,300
        --------                   --------                  --------                   --------
         215,989                     32,466                   (61,880)                    69,766
         176,430                    143,964                   300,692                    230,926
        --------                   --------                  --------                   --------
        $392,419                   $176,430                  $238,812                   $300,692
        ========                   ========                  ========                   ========
        $  1,477                   $  1,021                  $    554                   $  1,431
        ========                   ========                  ========                   ========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 NOTES TO FINANCIAL STATEMENTS
 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------
1.  ORGANIZATION:

    The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the "Companies") are open-end management investment companies comprised of fifty-one portfolios (each a "Fund" or together the "Funds"). They are The Hartford Advisers Fund (Advisers Fund), The Hartford Balanced Allocation Fund (Balanced Allocation Fund), The Hartford Balanced Income Fund (Balanced Income Fund), The Hartford Capital Appreciation Fund (Capital Appreciation
    Fund), The Hartford Capital Appreciation II Fund (Capital Appreciation II
    Fund), The Hartford Conservative Allocation Fund (Conservative Allocation
    Fund), The Hartford Disciplined Equity Fund (Disciplined Equity Fund), The Hartford Dividend and Growth Fund (Dividend and Growth Fund), The Hartford Equity Growth Allocation Fund (Equity Growth Allocation Fund), The Hartford Equity Income Fund (Equity Income Fund), The Hartford Floating Rate Fund (Floating Rate Fund), The Hartford Fundamental Growth Fund (Fundamental Growth Fund), The Hartford Global Communications Fund (Global Communications
    Fund), The Hartford Global Financial Services Fund (Global Financial Services Fund), The Hartford Global Health Fund (Global Health Fund), The Hartford Global Leaders Fund (Global Leaders Fund), The Hartford Global Technology Fund (Global Technology Fund), The Hartford Growth Allocation Fund (Growth Allocation Fund), The Hartford Growth Fund (Growth Fund), The Hartford Growth Opportunities Fund (Growth Opportunities Fund), The Hartford High Yield Fund (High Yield Fund), The Hartford Income Allocation Fund (Income Allocation Fund), The Hartford Income Fund (Income Fund), The Hartford Inflation Plus Fund (Inflation Plus Fund), The Hartford International Capital Appreciation Fund (International Capital Appreciation
    Fund), The Hartford International Opportunities Fund (International Opportunities Fund), The Hartford International Small Company Fund (International Small Company Fund), The Hartford LargeCap Growth Fund (LargeCap Growth Fund), The Hartford MidCap Fund (MidCap Fund), The Hartford MidCap Growth Fund (MidCap Growth Fund), The Hartford MidCap Value Fund (MidCap Value Fund), The Hartford Money Market Fund (Money Market Fund), The Hartford Retirement Income Fund (Retirement Income Fund), The Hartford Select MidCap Growth Fund (Select MidCap Growth Fund), The Hartford Select MidCap Value Fund (Select MidCap Value Fund), The Hartford Select SmallCap Value Fund (SmallCap Value Fund), The Hartford Short Duration Fund (Short Duration Fund), The Hartford Small Company Fund (Small Company Fund), The Hartford SmallCap Growth Fund (SmallCap Growth Fund), The Hartford Stock Fund (Stock Fund), The Hartford Target Retirement 2010 Fund (Target Retirement 2010 Fund), The Hartford Target Retirement 2020 Fund (Target Retirement 2020 Fund), The Hartford Target Retirement 2030 Fund (Target Retirement 2030 Fund), The Hartford Tax-Free California Fund (Tax-Free California Fund), The Hartford Tax-Free Minnesota Fund (Tax-Free Minnesota
    Fund), The Hartford Tax-Free National Fund (Tax-Free National Fund), The Hartford Tax-Free New York Fund (Tax-Free New York Fund), The Hartford Total Return Bond Fund (Total Return Bond Fund), The Hartford U.S. Government Securities Fund (U.S. Government Securities Fund), The Hartford Value Fund (Value Fund) and The Hartford Value Opportunities Fund (Value Opportunities
    Fund). The Companies are organized under the laws of the State of Maryland and are registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies, except for Floating Rate Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund, Inflation Plus Fund, Tax-Free California Fund and Tax-Free New York Fund, which are non-diversified.

    Effective March 1, 2007, the name of The Hartford Aggressive Growth Allocation Fund was changed to The Hartford Equity Growth Allocation Fund and effective March 30, 2007, the name of The Hartford Focus Fund was changed to The Hartford Fundamental Growth Fund.

    Class A shares are sold with a front-end sales charge of up to 5.50%, except for High Yield Fund, Income Allocation Fund, Income Fund, Inflation Plus Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund, Total Return Bond Fund and U.S. Government Securities Fund, which have a maximum front-end sales charge of up to 4.50%. Floating Rate Fund and Short Duration Fund have a maximum front-end sales charge of up to 3.00%. Class B shares are sold with a contingent deferred sales charge which is assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price, and declines from up to 5.00% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of up to 1.00%. Class I shares commenced operations on August 31, 2006 and are sold without sales charges to certain eligible investors through advisory fee-based wrap programs. Class L shares are sold with a sales charge of up to 4.75%. Classes R3, R4, R5 shares, which commenced operations on December 22, 2006, and Y shares are sold to certain eligible institutional investors without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses, which may affect performance, and except that Class B shares automatically convert to Class A shares after 8 years.

    Each of the following Funds ("Allocation Funds"): Balanced Allocation Fund, Conservative Allocation Fund, Equity Growth Allocation Fund, Growth Allocation Fund and Income Allocation Fund and ("Target Retirement Funds"):
    Retirement Income Fund, Target Retirement 2010 Fund, Target Retirement 2020 Fund and Target Retirement 2030 Fund is a "Fund of Funds", which invests the majority of its assets in Class Y shares of other Hartford mutual funds: domestic and international equity funds and fixed income funds ("Underlying Funds"). The Allocation Funds seek their investment goals through implementation of a strategic asset allocation recommendation provided by Hartford Investment Financial Services, LLC ("HIFSCO"), a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). The Target Retirement Funds seek their investment goals through implementation of a strategic asset allocation recommendation provided by Hartford Investment Management Company (Hartford Investment Management), a wholly-owned subsidiary of The Hartford. Ibbotson Associates, Inc. ("Ibbotson") served a as consultant to HIFSCO and Hartford Investment Management with respect to selecting the Underlying Funds and the Funds' asset allocations among the Underlying Funds until November 13, 2006, at which time Ibbotson's contracts were terminated. Each Underlying Fund's accounting policies are outlined below.

    Indemnifications: Under the Funds' organizational documents, their directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds' enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Funds, which are in accordance with U.S. generally accepted accounting principles in the investment company industry:

    a) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into.

    b) Security Valuation and Investment Income -- Except for the Money Market Fund, the Funds (references to "Funds" in this section relate, if applicable, to certain Underlying Funds in the case of a Fund of Funds) generally use market prices in valuing portfolio securities. If market quotations are not readily available or are deemed unreliable, a Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that Fund's Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the exchange on which a portfolio security is principally traded but before the close of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time, referred to as the "Valuation Time") that is expected to affect the value of the portfolio security. The circumstances in which a Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities principally traded on foreign markets, each Fund, uses a fair value pricing service approved by that Fund's Board of Directors, which employs quantitative models to adjust for "stale" prices caused by the movement of other markets and other factors occurring after the close of the foreign markets but before the close of the Exchange. Securities that are principally traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of each Fund's shares is determined only on business days of the Funds, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Funds may cause the net asset value of their respective shares to differ significantly from the net asset value that would have been calculated using market prices at the close of the exchange on which a portfolio security is principally traded but before the close of the exchange. There can be no assurance that any Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which that Fund determines its NAV per share.

        Debt securities (other than short-term obligations and Senior Floating Rate Interests) held by a Fund are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Senior Floating Rate Interests generally trade in over-the-counter markets and are priced through an unaffiliated pricing service utilizing independent market quotations from loan dealers of financial institutions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system in accordance with procedures established by that Fund's Board of Directors. Generally, each Fund may use fair valuation in regards to debt securities when a Fund holds defaulted or distressed securities or securities in a company in which reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market Fund's investments and investments that mature in 60 days or less are valued at amortized cost, which approximates market value.

        Exchange traded equity securities shall be valued at the last reported sale price on the exchange or market on which the security is primarily traded (the "Primary Market") at the Valuation Time. If the security did not trade on the Primary Market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. The value of an equity security not traded on any exchange but traded on the Nasdaq Stock Market, Inc. System ("Nasdaq") or another over-the-counter ("OTC") market shall be valued at the last reported sale price or official closing price on the exchange or market on which the security is traded as of the Valuation Time. If it is not possible to determine the last reported sale price or official closing price on the relevant exchange or market at the Valuation Time, the value of the security shall be taken to be the most recent bid quotation on such exchange or market at the Valuation Time.

        Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using the prevailing exchange rates.

        Options contracts on securities, currencies, indexes, futures contracts, commodities and other instruments shall be valued at their most recent sale price at the Valuation Time on the Primary Market on which the instrument is traded. If the instrument did not trade on the Primary Market, it may be valued at the most recent sales price at the Valuation Time on another exchange or market where it did trade.

        Futures contracts shall be valued at the final settlement price reported by the applicable futures exchange. If there were no trades as of the valuation day, then the contract shall be valued at the closing bid price as of the Valuation Time.

        Financial instruments for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in securities or from a widely-used quotation system in accordance with procedures established by that Fund's Board of Directors.

        A forward currency contract shall be valued based on the price of the underlying currency at the prevailing interpolated exchange rate, which is a combination of the spot currency rate and the forward currency rate. Spot currency rates and forward currency rates are obtained from an independent pricing service on a daily basis not more than one hour before the Valuation Time. In the event that the applicable pricing service

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

       cannot provide the spot currency rates and forward currency rates in a timely fashion, such rates may be obtained from a widely-used quotation system in accordance with procedures established by that Fund's Board of Directors.

        Swaps and other derivative or contractual type instruments shall be valued using market prices if such instruments trade on an exchange or market. If such instruments do not trade on an exchange or market, such instruments shall be valued at a price at which the counterparty to such contract would repurchase the instrument. In the event that the counterparty cannot provide a price, such valuation may be determined in accordance with procedures established by the Fund's Board of Directors.

        Investments in open-end mutual funds are valued at the respective net asset value of each open-end mutual fund on the valuation date.

        Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income, including amortization of premium and accretion of discounts, is accrued on a daily basis. Income and capital gain distributions from Underlying Funds are recorded on ex-dividend date.

    c) Foreign Currency Transactions -- The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

        The Funds do not isolate that portion of portfolio security valuation resulting from fluctuations in foreign currency exchange rates on portfolio securities from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included within the net realized and unrealized gain or loss on investments in the accompanying financial statements.

        Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

    d) Securities Lending -- The Funds, except for the Money Market Fund, may lend their securities to certain qualified brokers who pay these Funds negotiated lender fees. The loans are collateralized at all times with cash, which is then invested in short-term money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. The adequacy of the collateral for securities on loan is monitored on a daily basis. For instances where the market value of collateral falls below the market value of the securities on loan, such collateral is supplemented on the following day. As with other extensions of credit, these Funds may bear the risk of delay in recovery of loaned securities or even loss of rights in the collateral should the borrower of the securities fail financially.

    e) Joint Trading Account -- Pursuant to an exemptive order issued by the SEC, the Funds may transfer uninvested cash balances into a joint trading account managed by Hartford Investment Management or Wellington Management Company LLP ("Wellington"). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

    f) Repurchase Agreements -- A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Funds enter into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities that serve to collateralize the repurchase agreement are held by each Fund's custodian in book entry or physical form in the custodial account of the Funds or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest receivable.

        Certain Funds, together with other investment management companies having investment advisory agreements with Wellington, have an interest in joint repurchase agreements dated 4/30/07 in the amount of $2,032,871 due 5/1/07 with the brokers indicated in the table below. These joint repurchase agreements are collateralized as follows:

                                                        COLLATERAL        COLLATERAL          COLLATERAL        COLLATERAL
        BROKER                     RATE    PRINCIPAL      VALUE         SECURITY TYPE         COUPON RATE        MATURITY
        ------                     ----    ---------    ----------    ------------------    ---------------    ------------
        Banc of America
          Securities.............  5.24%   $675,000      $688,500     FHLMC                          6.00%             2037
                                                                      FNMA                           5.00%             2035
        BNP Paribas Securities
          Corp. .................  5.23%    250,000       255,001     FHLB                   4.00% - 5.00%      2008 - 2015
                                                                      FHLMC                 4.125% - 5.75%      2009 - 2018
                                                                      FNMA                   4.75% - 5.17%      2007 - 2010
        Deutsche Bank
          Securities.............  5.10%      7,871         8,041     U.S. Treasury Note             4.75%             2012
        Deutsche Bank
          Securities.............  5.24%    335,000       341,700     FHLMC                  5.00% - 6.50%      2018 - 2037
        UBS Securities LLC.......  5.24%    765,000       780,303     FHLMC                 4.00% - 10.50%      2008 - 2037
                                                                      FNMA                   5.00% - 7.50%      2013 - 2046

--------------------------------------------------------------------------------

        The amount to be received upon maturity of each Fund's repurchase agreement is as follows:

                                                                      MATURITY
        FUND                                                           AMOUNT
        ----                                                          --------
        Advisers Fund...............................................  $ 54,618
        Balanced Income Fund........................................     1,305
        Capital Appreciation Fund...................................   765,788
        Capital Appreciation II Fund................................    41,866
        Disciplined Equity Fund.....................................       121
        Dividend and Growth Fund....................................   118,307
        Equity Income Fund..........................................    12,438
        Fundamental Growth Fund.....................................     1,233
        Global Communications Fund..................................     1,122
        Global Financial Services Fund..............................     1,023
        Global Health Fund..........................................    24,899
        Global Leaders Fund.........................................       349
        Global Technology Fund......................................       255
        Growth Fund.................................................     5,957
        Growth Opportunities Fund...................................    62,283
        International Capital Appreciation Fund.....................    15,895
        International Opportunities Fund............................     2,607
        International Small Company Fund............................    11,718
        MidCap Fund.................................................     9,418
        MidCap Value Fund...........................................     4,867
        Small Company Fund..........................................    11,103
        SmallCap Growth Fund........................................     3,745
        Stock Fund..................................................     3,261
        Value Fund..................................................     2,743
        Value Opportunities Fund....................................     3,799

        Certain Funds, together with other investment management companies having investment advisory agreements with Hartford Investment Management, have an interest in joint repurchase agreements dated 4/30/07 in the amount of $846,221 due 5/1/07 with the brokers indicated on the table below. These joint repurchase agreements are collateralized as follows:

                                                        COLLATERAL        COLLATERAL           COLLATERAL        COLLATERAL
        BROKER                     RATE    PRINCIPAL      VALUE          SECURITY TYPE         COUPON RATE        MATURITY
        ------                     ----    ---------    ----------    -------------------    ---------------    ------------
        BNP Paribas Securities
          Corp. .................  5.10%   $250,000      $255,864     U.S. Treasury Bonds    6.875% - 8.75%      2019 - 2025
        RBS Greenwich Capital
          Markets................  5.10%    296,221       304,315     U.S. Treasury Note              7.50%             2016
        UBS Securities, Inc. ....  5.10%    300,000       306,716     U.S. Treasury Note             2.625%             2009

        The amount to be received upon maturity of each Fund's repurchase agreement is as follows:

                                                                      MATURITY
        FUND                                                           AMOUNT
        ----                                                          --------
        Floating Rate Fund..........................................  $ 76,598
        High Yield Fund.............................................     3,315
        Income Fund.................................................    28,835
        Inflation Plus Fund.........................................       448
        LargeCap Growth Fund........................................        97
        MidCap Growth Fund..........................................       124
        Select MidCap Growth Fund...................................         8
        Select MidCap Value Fund....................................       384
        Small Company Fund..........................................     3,012
        SmallCap Growth Fund........................................     7,006
        Total Return Bond Fund......................................   140,614
        U.S. Government Securities Fund.............................     3,914

    g) Reverse Repurchase Agreements -- Each Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by a Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which a Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by a Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of a Fund and, therefore, increases the possibility of fluctuation in a Fund's net asset value. Certain Funds, as shown on the Schedule of Investments, had outstanding reverse repurchase agreements as of April 30, 2007.

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

    h) Futures and Options Transactions -- Certain Funds may invest in futures and options contracts in order to gain exposure to or protect against changes in the market. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into futures contracts, they are required to deposit with a future commission merchant an amount of initial margin of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Funds.

        At any time prior to expiration of the futures contract, a Fund may close the position by taking an opposite position, which would effectively terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund and the Funds realize a gain or loss.

        The use of futures contracts involves elements of market risk, which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contracts may decrease the effectiveness of a Fund's strategies and potentially result in loss. Certain Funds, as shown in the Schedule of Investments, had outstanding futures contracts as of April 30, 2007.

        The premium paid by a Fund for the purchase of a call or put option is included in the Funds' Statements of Assets and Liabilities as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period.

        The Funds may write covered options. "Covered" means that so long as a Fund is obligated as the writer of an option, it will own either the underlying securities or currency or an option to purchase or sell the same underlying securities or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to or greater than the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, which is recorded on the Funds' Statements of Assets and Liabilities and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received. Transactions involving written option contracts for the Funds during the six-month period ended April 30, 2007, are summarized below:

                                                                      HARTFORD CAPITAL APPRECIATION FUND OPTIONS
                                                                        CONTRACTS ACTIVITY DURING THE SIX-MONTH
                                                                              PERIOD ENDED APRIL 30, 2007
                                                                      -------------------------------------------
        CALL OPTIONS WRITTEN DURING THE PERIOD                         NUMBER OF CONTRACTS*      PREMIUM AMOUNTS
        --------------------------------------                        ----------------------    -----------------
        Beginning of the period.....................................              --                 $    --
        Written.....................................................           5,404                   1,240
        Expired.....................................................              --                      --
        Closed......................................................          (5,404)                 (1,240)
        Exercised...................................................              --                      --
                                                                              ------                 -------
        End of the period...........................................              --                 $    --
                                                                              ------                 -------

                                                                      HARTFORD DISCIPLINED EQUITY FUND OPTIONS
                                                                       CONTRACTS ACTIVITY DURING THE SIX-MONTH
                                                                             PERIOD ENDED APRIL 30, 2007
                                                                      -----------------------------------------
        CALL OPTIONS WRITTEN DURING THE PERIOD                        NUMBER OF CONTRACTS*     PREMIUM AMOUNTS
        --------------------------------------                        ---------------------    ----------------
        Beginning of the period.....................................            677                 $  53
        Written.....................................................          2,982                   210
        Expired.....................................................         (1,521)                 (115)
        Closed......................................................         (1,416)                 (106)
        Exercised...................................................             --                    --
                                                                             ------                 -----
        End of the period...........................................            722                 $  42
                                                                             ------                 -----

                                                                      HARTFORD DISCIPLINED EQUITY FUND OPTIONS
                                                                       CONTRACTS ACTIVITY DURING THE SIX-MONTH
                                                                             PERIOD ENDED APRIL 30, 2007
                                                                      -----------------------------------------
        PUT OPTIONS WRITTEN DURING THE PERIOD                         NUMBER OF CONTRACTS*     PREMIUM AMOUNTS
        -------------------------------------                         ---------------------    ----------------
        Beginning of the period.....................................            --                   $--
        Written.....................................................           435                    36
        Expired.....................................................           (45)                   (4)
        Closed......................................................           (39)                   (2)
        Exercised...................................................            --                    --
                                                                               ---                   ---
        End of the period...........................................           351                   $30
                                                                               ---                   ---

        * The number of contracts does not omit 000's.

--------------------------------------------------------------------------------

    i) Forward Foreign Currency Contracts -- At April 30, 2007, certain Funds, as shown in the Schedule of Investments, entered into forward foreign currency contracts that obligate the Funds to repurchase/replace or sell currencies at specified future dates. The Funds enter into forward foreign currency contracts to hedge against adverse fluctuations in exchange rates between currencies.

        Forward foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

    j) Indexed Securities -- The Funds may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Funds use these securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in using conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there may be a limit to the potential appreciation of the investment. Certain Funds have investments in indexed securities, as of April 30, 2007, as shown in the Schedules of Investments under Exchange Traded Funds.

    k) (1) Federal Income Taxes -- For federal income tax purposes, the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (IRC) by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders and otherwise complying with the requirements of regulated investment companies. The Funds have distributed substantially all of their income and capital gains in prior years and each Fund intends to distribute substantially all of its income and gains during the calendar year ending December 31, 2007. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

    k) (2) The tax character of distributions paid for the periods indicated is as follows (as adjusted for dividends payable):

                                              FOR THE YEAR ENDED OCTOBER 31, 2006            FOR THE YEAR ENDED OCTOBER 31, 2005
                                        ------------------------------------------------    -------------------------------------
                                           TAX                   LONG-TERM                    TAX                      LONG-TERM
                                         EXEMPT      ORDINARY     CAPITAL     TAX RETURN     EXEMPT      ORDINARY       CAPITAL
                                        INCOME(B)     INCOME      GAINS&      OF CAPITAL     INCOME       INCOME         GAINS
                                        ---------    --------    ---------    ----------    --------    ----------    -----------
        Advisers Fund.................   $   --      $28,170     $     --       $   --       $   --       $37,568       $    --
        Balanced Allocation Fund......       --        9,607          300           --           --         2,330            --
        Balanced Income Fund#.........       --           60           --           --           --            --            --
        Capital Appreciation Fund.....       --       60,755      884,027           --           --            --            --
        Capital Appreciation II
          Fund........................       --        1,192           --           --           --            --            --
        Conservative Allocation
          Fund........................       --        3,915          685           --           --         1,501            --
        Disciplined Equity Fund.......       --          878           --           --           --         2,192            --
        Dividend and Growth Fund......       --       52,205       98,292           --           --        31,677        26,222
        Equity Growth Allocation
          Fund........................       --           91          552           --           --            39            --
        Equity Income Fund............       --       12,225           --           --           --         8,509            --
        Floating Rate Fund*...........       --       77,852           --           --           --         2,825            --
        Fundamental Growth Fund.......       --          321           --           --           --            34            --
        Global Communications Fund....       --          333           --           --           --           106            --
        Global Financial Services
          Fund........................       --          167           --           --           --           198            --
        Global Health Fund............       --       14,523       17,300           --           --            --        15,627
        Global Leaders Fund...........       --          919        7,457           --           --            --            --
        Growth Allocation Fund........       --        2,935          776           --           --           306            --
        Growth Opportunities Fund.....       --           --       69,508           --           --            --            --
        High Yield Fund...............       --       20,130           --           --           --        21,926            --
        Income Allocation Fund........       --        1,498           --           --           --           882            --
        Income Fund...................       --        3,796           --           --           --         2,379           160
        Inflation Plus Fund...........       --       33,608        3,229           --           --        34,177         4,354
        International Captial
          Appreciation Fund...........       --        2,096        1,965           --           --            --            --
        International Opportunities
          Fund........................       --          509           --           --           --            --            --
        International Small Company
          Fund........................       --       10,298        5,091           --           --         8,255           733
        MidCap Fund...................       --       63,745      411,745           --           --            --        55,053
        MidCap Value Fund.............       --       13,883       30,157           --           --        10,451        20,593
        Money Market Fund.............       --        9,518           --           --           --         4,587            --
        Retirement Income Fund@.......       --           18           --           --           --            --            --
        Select MidCap Growth
          Fund(a).....................       --          192           --           --           --            --            --
        Select MidCap Value Fund......       --          649           --           --           --            --            --
        Short Duration Fund...........       --        4,804           --           --           --         4,345            --
        Stock Fund....................       --        2,297           --           --           --         6,624            --
        Target Retirement 2010 Fund...       --           21           --            3           --            --            --
        Target Retirement 2020 Fund...       --           17           --           --           --            --            --

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                              FOR THE YEAR ENDED OCTOBER 31, 2006            FOR THE YEAR ENDED OCTOBER 31, 2005
                                        ------------------------------------------------    -------------------------------------
                                           TAX                   LONG-TERM                    TAX                      LONG-TERM
                                         EXEMPT      ORDINARY     CAPITAL     TAX RETURN     EXEMPT      ORDINARY       CAPITAL
                                        INCOME(B)     INCOME      GAINS&      OF CAPITAL     INCOME       INCOME         GAINS
                                        ---------    --------    ---------    ----------    --------    ----------    -----------
        Target Retirement 2030 Fund...   $   --      $     3     $     --       $    4       $   --       $    --       $    --
        Tax-Free California Fund......      800           --           12           --          633            --            --
        Tax-Free Minnesota Fund.......    1,373           57           --           --        1,381            --            85
        Tax-Free National Fund........    4,528          698           --           --        3,716            --            79
        Tax-Free New York Fund........      555            6           26           --          486            --            22
        Total Return Bond Fund........       --       32,844        1,319           --           --        23,616           954
        U.S. Government Securities
          Fund........................       --        9,827           --           --           --        10,868            --
        Value Fund....................       --        1,254           --           --           --           537            --
        Value Opportunities Fund......       --        5,423        5,424           --           --            --            --

        (a) For the period January 1, 2005 (commencement of operations) through October 31, 2005.
          * For the period April 29, 2005 (commencement of operations) through October 31, 2005.
         @ For the period September 30, 2005 (commencement of operations)
           through October 31, 2005.
         # For the period July 31, 2005 (commencement of operations) through
           October 31, 2006.
         & The Funds designate these distributions as long-term capital dividends per IRC code Sec. 852(b)(3)(C).
        (b) The Funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).

        As of October 31, 2006, the components of distributable earnings (deficit) on a tax basis are as follows:

                                                                                                                         TOTAL
                                                UNDISTRIBUTED    UNDISTRIBUTED     ACCUMULATED       UNREALIZED       ACCUMULATED
                                                  ORDINARY         LONG-TERM      CAPITAL GAINS     APPRECIATION       EARNINGS
                                                   INCOME        CAPITAL GAIN       (LOSSES)*      (DEPRECIATION)@     (DEFICIT)
                                                -------------    -------------    -------------    ---------------    -----------
        Advisers Fund.........................    $  3,014         $  9,545         $      --        $   64,866       $   77,425
        Balanced Allocation Fund..............       1,354           16,039                --            50,973           68,366
        Balanced Income Fund..................          42               --               (19)              433              456
        Capital Appreciation Fund.............     455,043          740,551                --         2,057,923        3,253,517
        Capital Appreciation II Fund..........       7,431            1,619                --            22,502           31,552
        Conservative Allocation Fund..........         633            3,535                --             5,872           10,040
        Disciplined Equity Fund...............       1,454               --           (60,695)           54,401           (4,840)
        Dividend and Growth Fund..............      15,041          201,659                --           618,951          835,651
        Equity Growth Allocation Fund.........          --            4,107                --            22,058           26,165
        Equity Income Fund....................       1,642           25,507                --            84,331          111,480
        Floating Rate Fund....................       2,092               --            (1,227)           (4,286)          (3,421)
        Fundamental Growth Fund...............          --               --            (1,063)              484             (579)
        Global Communications Fund............         368               81                --             1,741            2,190
        Global Financial Services Fund........         180            1,748                --             5,261            7,189
        Global Health Fund....................       6,779           21,946                --            99,419          128,144
        Global Leaders Fund...................      15,315           22,226                --           100,848          138,389
        Global Technology Fund................          --               --           (51,195)            6,756          (44,439)
        Growth Allocation Fund................          --           14,424                --            58,976           73,400
        Growth Fund...........................          --           86,481                --            84,969          171,450
        Growth Opportunities Fund.............      26,275           63,092                --           143,030          232,397
        High Yield Fund&......................          88               --           (81,637)            2,886          (78,663)
        Income Allocation Fund................           5               --               (38)             (590)            (623)
        Income Fund...........................          10               --              (573)              616               53
        Inflation Plus Fund...................       4,022               --            (8,467)          (20,288)         (24,733)
        International Capital Appreciation
          Fund................................      20,540           10,238                --            46,107           76,885
        International Opportunities Fund&.....       1,672            7.575            (2,430)           28,271           35,088
        International Small Company Fund......      16,470            9,615                --            15,397           41,482
        MidCap Fund...........................      42,382          438,996                --           361,743          843,121
        MidCap Growth Fund....................         116               --                --               539              655
        MidCap Value Fund.....................      14,003           44,859                --            71,291          130,153
        Retirement Income Fund................          --               --                --                14               14
        Select MidCap Growth Fund.............       1,264              682                --             1,154            3,100
        Select MidCap Value Fund..............       2,386              539                --             5,904            8,829
        Select SmallCap Value Fund............         164               12                --             1,311            1,487
        Short Duration Fund...................           1               --            (2,224)             (664)          (2,887)
        Small Company Fund....................          --           34,677                --            34,260           68,937
        SmallCap Growth Fund..................          --               --              (168)           29,053           28,885

--------------------------------------------------------------------------------

                                                                                                                         TOTAL
                                                UNDISTRIBUTED    UNDISTRIBUTED     ACCUMULATED       UNREALIZED       ACCUMULATED
                                                  ORDINARY         LONG-TERM      CAPITAL GAINS     APPRECIATION       EARNINGS
                                                   INCOME        CAPITAL GAIN       (LOSSES)*      (DEPRECIATION)@     (DEFICIT)
                                                -------------    -------------    -------------    ---------------    -----------
        Stock Fund............................    $  4,120         $     --         $(303,982)       $   54,017       $ (245,845)
        Target Retirement 2010 Fund...........          --               --                --                45               45
        Target Retirement 2020 Fund...........           3                3                --                82               88
        Target Retirement 2030 Fund...........          --               --                --                82               82
        Tax-Free California Fund..............           2               --                (5)              954              951
        Tax-Free Minnesota Fund...............          34              173                --             1,578            1,785
        Tax-Free National Fund................           3              372                --             6,313            6,688
        Tax-Free New York Fund................           2               85                --               596              683
        Total Return Bond Fund................         574               --            (9,223)            2,899           (5,750)
        U.S. Government Securities Fund.......          11               --           (18,780)            1,804          (16,965)
        Value Fund............................       1,379           15,190                --            25,598           42,167
        Value Opportunities Fund..............       6,712           15,916                --            35,381           58,009

         * Certain Funds had capital loss carryforwards that are identified in
           Note 2(j)(4).
        @ The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of wash sale losses, the mark-to-market adjustment for certain derivatives in accordance with IRC Sec. 1256, the mark to market for Passive Foreign Investment Companies and basis differences in real estate investment trusts.
        & Capital Loss carryover is subject to IRC Sec. 382 limitations.

    k)  (3) Reclassification of Capital Accounts:

        In accordance with American Institute of Certified Public Accountants Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the Funds have recorded several reclassifications in their capital accounts. These reclassifications had no impact on the net asset value of the Funds and are designed generally to present accumulated undistributed (distribution in excess of) net investment income and realized gain loss on investments on a tax basis which is considered to be more informative to the shareholder. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as foreign currency, expiration of capital loss carryforwards, distributions upon redemptions and net operating losses that reduce capital gain distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds' distributions may be shown in the accompanying Statements of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the period ended October 31, 2006, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below.

                                                                      UNDISTRIBUTED     ACCUMULATED
                                                                      NET INVESTMENT    NET REALIZED    PAID-IN
                                                                      INCOME (LOSS)     GAIN (LOSS)     CAPITAL
                                                                      --------------    ------------    -------
        Advisers Fund...............................................     $   187          $   (280)     $    93
        Balanced Allocation Fund....................................       1,564            (1,564)          --
        Balanced Income Fund........................................           9                --           (9)
        Capital Appreciation Fund...................................      (3,043)            3,386         (343)
        Capital Appreciation II Fund................................         583              (586)           3
        Conservative Allocation Fund................................         458              (458)          --
        Disciplined Equity Fund.....................................         (37)               21           16
        Dividend and Growth Fund....................................        (194)              194           --
        Equity Growth Allocation Fund...............................       1,539            (1,539)          --
        Equity Income Fund..........................................         (39)               39           --
        Floating Rate Fund..........................................       1,328            (1,328)          --
        Fundamental Growth Fund.....................................         110                18         (128)
        Global Communications Fund..................................         (21)               21           --
        Global Financial Services Fund..............................           1                (1)          --
        Global Health Fund..........................................       3,491            (3,492)           1
        Global Leaders Fund.........................................         519              (519)          --
        Global Technology Fund......................................         632                19         (651)
        Growth Allocation Fund......................................       2,317            (2,317)          --
        Growth Fund.................................................       4,664               243       (4,907)
        Growth Opportunities Fund...................................       3,351            (3,351)          --
        High Yield Fund.............................................         (61)               61           --
        Income Allocation Fund......................................          33               (33)          --
        Income Fund.................................................         (31)               31           --
        Inflation Plus Fund.........................................        (244)              244           --

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                      UNDISTRIBUTED     ACCUMULATED
                                                                      NET INVESTMENT    NET REALIZED    PAID-IN
                                                                      INCOME (LOSS)     GAIN (LOSS)     CAPITAL
                                                                      --------------    ------------    -------
        International Capital Appreciation Fund.....................     $   (26)         $   (203)     $   229
        International Opportunities Fund............................         (23)               23           --
        International Small Company Fund............................       3,830            (3,830)          --
        MidCap Fund.................................................      10,396           (10,654)         258
        MidCap Growth Fund..........................................          10                --          (10)
        MidCap Value Fund...........................................         539              (539)          --
        Retirement Income Fund......................................           6                --           (6)
        Select MidCap Growth Fund...................................         368              (371)           3
        Select MidCap Value Fund....................................         107              (107)          --
        Select SmallCap Value Fund..................................          12                 3          (15)
        Short Duration Fund.........................................          17               (17)          --
        Small Company Fund..........................................       3,588               141       (3,729)
        SmallCap Growth Fund........................................       1,069                93       (1,162)
        Stock Fund..................................................         214              (214)          --
        Target Retirement 2010 Fund.................................          (1)               --            1
        Target Retirement 2020 Fund.................................           7                (7)          --
        Target Retirement 2030 Fund.................................           1                --           (1)
        Total Return Bond Fund......................................        (101)              101           --
        U.S. Government Securities Fund.............................          39               (39)          --
        Value Fund..................................................         (14)               14           --
        Value Opportunities Fund....................................         (28)               28           --

    k)  (4) Capital Loss Carryforwards:

        As of October 31, 2006 (tax year-end), the following Funds had capital loss carryforwards for U.S. federal income tax purposes as follows:

                                                                            YEAR OF EXPIRATION
                                      ----------------------------------------------------------------------------------------------
        FUND                           2007      2008       2009        2010        2011       2012      2013      2014      TOTAL
        ----                          ------    -------    -------    --------    --------    ------    ------    ------    --------
        Balanced Income Fund........  $   --    $    --    $    --    $     --    $     --    $   --    $   --    $   19    $     19
        Disciplined Equity Fund.....      --         --         --      34,059      26,636        --        --        --      60,695
        Floating Rate Fund..........      --         --         --          --          --        --        --     1,227       1,227
        Fundamental Growth Fund.....      --         --         --          --       1,063        --        --        --       1,063
        Global Technology Fund......      --         --     16,302      34,893          --        --        --        --      51,195
        High Yield Fund.............   2,778     19,805      1,643      25,246      28,570        --        --     3,595      81,637
        Income Allocation Fund......      --         --         --          --          --        --        --        38          38
        Income Fund.................      --         --         --          --          --        --       311       262         573
        Inflation Plus Fund.........      --         --         --          --          --        --        --     8,467       8,467
        International Opportunities
          Fund......................   1,701        729         --          --          --        --        --        --       2,430
        Short Duration Fund.........      --         --         --          --         221       295       977       731       2,224
        SmallCap Growth Fund........      --         --         --          --         168        --        --        --         168
        Stock Fund..................      --         --         --     107,964     196,018        --        --        --     303,982
        Tax-Free California Fund....      --         --         --          --          --        --        --         5           5
        Total Return Bond Fund......      --         --         --          --          --        --        --     9,223       9,223
        U.S. Government Securities
          Fund......................      --      2,205      3,597          --         672     3,591     2,517     6,198      18,780

        In accordance with Section 382 of the Internal Revenue Code, utilization of all or a portion of the above capital loss carryforwards (acquired via merger) is limited on an annual basis in the amounts as follows:

                                                                        ANNUAL
        ACQUIRING FUND                                                LIMITATION
        --------------                                                ----------
        High Yield Fund.............................................    $3,813
        International Opportunities Fund............................       960

    l)  Fund Share Valuation and Dividend Distributions to
        Shareholders -- Orders for a Fund's shares are executed in accordance with the investment instructions of the shareholders. The net asset value of each Fund's shares is determined as of the close of each business day of the Exchange. The net asset value per share is determined separately for each class of each Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the per-share net asset value determined as of the close of the

--------------------------------------------------------------------------------

       Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined per-share net asset value.

       Each Fund intends to distribute substantially all of its net investment income and net realized capital gains to shareholders no less frequently than once a year. Normally, dividends from net investment income of Capital Appreciation Fund, Capital Appreciation II Fund, Disciplined Equity Fund, Equity Growth Allocation Fund, Fundamental Growth Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Leaders Fund, Global Technology Fund, Growth Allocation Fund, Growth Fund, Growth Opportunities Fund, International Capital Appreciation Fund, International Opportunities Fund, International Small Company Fund, LargeCap Growth Fund, MidCap Fund, MidCap Growth Fund, MidCap Value Fund, Select MidCap Growth Fund, Select MidCap Value Fund, Select SmallCap Value Fund, Small Company Fund, SmallCap Growth Fund, Stock Fund, Target Retirement 2030 Fund, Value Fund, and Value Opportunities Fund are declared and paid annually; dividends from net investment income of Advisers Fund, Balanced Allocation Fund, Balanced Income Fund, Conservative Allocation Fund, Dividend and Growth Fund, Equity Income Fund, Target Retirement 2010 Fund and Target Retirement 2020 Fund are declared and paid quarterly; dividends from the net investment income of Income Allocation Fund and Retirement Income Fund are declared and paid monthly and dividends from net investment income of Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, Money Market Fund, Short Duration Fund, Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund, Total Return Bond Fund and U.S. Government Securities Fund are declared daily and paid monthly. Dividends are paid on shares beginning on the business day after the day when the funds used to purchase your shares are collected by the transfer agent for the funds declaring daily dividends. Long-term capital gains distributions received from the underlying funds are distributed to shareholders at least annually, when required. Unless shareholders specify otherwise, all dividends and distributions will be automatically reinvested in additional full or fractional shares of each Fund.

       Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles with respect to character and timing. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gains and losses, losses deferred due to wash sales and excise tax regulations. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Funds' capital accounts (see Note 2(j),(3)).

    m) Illiquid and Restricted Securities -- Each Fund is permitted to invest up to 15% of its net assets in illiquid securities or other illiquid investments, except for Inflation Plus Fund and Money Market Fund, which may invest up to 10% in such securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund's net asset value per share. A Fund may not be able to sell illiquid securities or other investments when its sub-adviser considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investments were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value, due to the unavailability of reliable market quotations such securities or investments, may have an adverse impact on net asset value. Each Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to qualifying institutions and which may be determined to be liquid pursuant to policies and guidelines established by that Fund's Board of Directors.

    n) Securities Purchased on a When-Issued or Delayed-Delivery
       Basis -- Delivery and payment for securities that have been purchased by the Funds on a forward commitment or when-issued or delayed-delivery basis take place beyond the customary settlement period. During this period, such securities are subject to market fluctuations, and the Funds identify securities segregated in their records with value at least equal to the amount of the commitment. As of April 30, 2007, the Funds entered into outstanding when-issued or forward commitments as follows:

        FUND                                                            COST
        ----                                                          --------
        Advisers Fund...............................................  $  4,459
        Floating Rate Fund..........................................   371,921
        High Yield..................................................     6,103
        Income Fund.................................................     5,469
        Inflation Plus Fund.........................................     1,000
        Tax-Free California Fund....................................       600
        Tax-Free National Fund......................................     1,476
        Total Return Bond Fund......................................   228,773

    o) Credit Risk -- Credit risk depends largely on the perceived financial health of bond issuers. In general, lower rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. The share price, yield and total return of a fund which holds securities with higher credit risk may fluctuate more than with less aggressive bond funds.

    p) Senior Floating Rate Interests -- Certain Funds, as shown in the Schedules of Investments, may invest in senior floating rate interests. Senior floating rate interests hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the Fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

    q) Prepayment Risks -- Most senior floating rate interests and certain debt securities allow for prepayment of principal without penalty. Senior floating rate interests and securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, with respect to securities, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment risk is a major risk of mortgage-backed securities and certain asset-backed securities. Accordingly, the potential for the value of a senior floating rate interests or securities to increase in response to interest rate declines is limited. For certain asset-backed securities the actual maturity may be less than the stated maturity shown in the Schedules of Investments. As a result, the timing of income recognition relating to these securities may vary based upon actual maturity. Senior floating rate interests or debt securities purchased to replace a prepaid loan or debt security may have lower yields than the yield on the prepaid loan or debt security.

       Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the Schedules of Investments.

    r) Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

    s) Swaps -- Certain Funds may enter into event linked swaps, including credit default swaps. The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, an index, or a basket of issuers. The transactions are documented through swap documents. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. A "seller's" exposure is limited to the total notional amount of the credit default swap contract. A Fund will generally not buy protection on issuers that are not currently held by such Fund. Certain Funds, as shown in the Schedule of Investments, had outstanding swaps as of April 30, 2007.

       Certain Funds may enter into interest rate swaps. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

    t) Financial Accounting Standards Board Interpretation No. 48 -- On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, but not before its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006, and is to be applied to all open tax years as of no later than June 29, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the Funds' financial statements has not yet been determined.

    u) Financial Accounting Standards Board Financial Accounting Standard No. 157 -- In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for the Funds' financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2007, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statements of Operations for a fiscal period.

3.  EXPENSES:

    a) Investment Management and Advisory Agreements -- HIFSCO serves as investment manager to each Fund pursuant to an Investment Advisory Agreement for The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. As investment manager, HIFSCO has overall investment supervisory responsibility for each Fund. In addition, HIFSCO provides administrative personnel, services, equipment and facilities and office space for proper operation of the Funds. HIFSCO has contracted with Wellington for the provision of day-to-day investment management services to Advisers Fund, Balanced Income Fund, Capital Appreciation Fund, Capital Appreciation II Fund, Disciplined Equity Fund, Dividend and Growth Fund, Equity Income Fund, Fundamental Growth Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Leaders Fund, Global Technology Fund, Growth Fund, Growth Opportunities Fund, International Capital Appreciation Fund, International Opportunities Fund, International Small Company Fund, MidCap Fund, MidCap Value Fund, Small Company Fund, SmallCap Growth Fund, Stock Fund, Value Fund and Value Opportunities Fund in accordance with each Fund's investment objective and policies. In addition, HIFSCO has contracted with Hartford Investment Management, for the provision of day to day investment management services for Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, LargeCap Growth Fund, MidCap Growth Fund, Money Market Fund, Retirement Income Fund, Select MidCap Growth Fund, Select MidCap Value Fund, Short Duration Fund, Small Company Fund, SmallCap Growth Fund, Target Retirement 2010 Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Tax-

--------------------------------------------------------------------------------

      Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund, Total Return Bond Fund and U.S. Government Securities Fund. HIFSCO has contracted for the provision of day to day investment management services with Kayne Anderson Rudnick Investment Management, LLC ("KAR"), Metropolitan West Capital Management, LLC ("MetWest Capital") and SSgA Funds Management, Inc. ("SSgA FM") for Select SmallCap Value Fund. Each Fund pays a fee to HIFSCO, a portion of which may be used to compensate Hartford Investment Management, KAR, MetWest Capital, SSgA FM and Wellington, as applicable.

      The schedule below reflects the rates of compensation paid to HIFSCO for investment advisory services rendered during the six-month period ended April 30, 2007; the rates are accrued daily and paid monthly:

                          CAPITAL APPRECIATION II FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $250 million..............................................    1.00%
On next $250 million...............................................    0.95%
On next $500 million...............................................    0.90%
Over $1 billion....................................................    0.85%

                           SELECT SMALLCAP VALUE FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................    1.00%
On next $500 million...............................................    0.95%
Over $1 billion....................................................    0.90%

      GROWTH FUND, GROWTH OPPORTUNITIES FUND AND VALUE OPPORTUNITIES FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $100 million..............................................    1.00%
On next $150 million...............................................    0.80%
Over $250 million..................................................    0.70%

                  GLOBAL COMMUNICATIONS FUND, GLOBAL FINANCIAL
              SERVICES FUND, GLOBAL HEALTH FUND, GLOBAL TECHNOLOGY
 FUND, INTERNATIONAL CAPITAL APPRECIATION FUND AND INTERNATIONAL SMALL COMPANY
                                      FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................    0.90%
On next $500 million...............................................    0.85%
Over $1 billion....................................................    0.80%

                               SMALL COMPANY FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $250 million..............................................    0.85%
On next $250 million...............................................    0.80%
On next $500 million...............................................    0.75%
On next $500 million...............................................    0.70%
Over $1.5 billion..................................................    0.65%

 GLOBAL LEADERS FUND, INTERNATIONAL OPPORTUNITIES FUND, MIDCAP FUND AND MIDCAP
                                   VALUE FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................    0.85%
On next $500 million...............................................    0.75%
Over $1 billion....................................................    0.70%

                             MIDCAP GROWTH FUND(1)

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................    0.80%
On next $500 million...............................................    0.75%
Over $1 billion....................................................    0.70%

(1) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive the management fees until July 31, 2007.
                           TAX-FREE NATIONAL FUND(2)

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $50 million...............................................    0.80%
On next $4.95 billion..............................................    0.70%
On next $5.0 billion...............................................    0.68%
Over $10 billion...................................................    0.67%

(2) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive management fees of 0.15% of average total net assets until October 31, 2007.

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

              CAPITAL APPRECIATION FUND, DISCIPLINED EQUITY FUND,
                      EQUITY INCOME FUND(3), STOCK FUND(4)
                                 AND VALUE FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL RATE
------------------------                                             -----------
On first $500 million..............................................     0.80%
On next $500 million...............................................     0.70%
Over $1 billion....................................................     0.65%

(3) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive management fees of 0.10% of average total net assets until October 31, 2007.
(4) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive management fees of 0.05% of average total net assets until October 31, 2007.

                            DIVIDEND AND GROWTH FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................    0.75%
On next $500 million...............................................    0.65%
Over $1 billion....................................................    0.60%

                               HIGH YIELD FUND(5)

AVERAGE DAILY NET ASSETS                                               ANNUAL FEE
------------------------                                               ----------
On first $500 million..............................................       0.75%
On next $500 million...............................................       0.65%
On next $4 billion.................................................       0.60%
On next $5 billion.................................................       0.58%
Over $10 billion...................................................       0.57%

(5) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive management fees of 0.20% of average total net assets until October 31, 2007.
                              BALANCED INCOME FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $250 million..............................................   0.725%
On next $250 million...............................................   0.700%
On next $500 million...............................................   0.675%
Over $1 billion....................................................   0.650%

                           TAX-FREE MINNESOTA FUND(6)

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $50 million...............................................    0.72%
On next $4.95 billion..............................................    0.70%
On next $5 billion.................................................    0.68%
Over $10 billion...................................................    0.67%

(6) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive management fees of 0.15% of average total net assets until October 31, 2007.
                              LARGECAP GROWTH FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................    0.65%
On next $500 million...............................................    0.60%
Over $1 billion....................................................    0.55%

                                ADVISERS FUND(7)

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................   0.690%
On next $500 million...............................................   0.625%
Over $1 billion....................................................   0.575%

(7) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive management fees of 0.05% of average total net assets until October 31, 2007.
                               FLOATING RATE FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................    0.65%
On next $4.5 billion...............................................    0.60%
On next $5.0 billion...............................................    0.58%
Over $10 billion...................................................    0.57%

--------------------------------------------------------------------------------

                     INCOME FUND AND INFLATION PLUS FUND(8)

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................    0.60%
On next $4.5 billion...............................................    0.55%
On next $5.0 billion...............................................    0.53%
Over $10 billion...................................................    0.52%

(8) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive management fees of 0.10% of average total net assets until October 31, 2007.
                        U.S. GOVERNMENT SECURITIES FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $50 million...............................................    0.60%
On next $450 million...............................................    0.55%
On next $4.5 billion...............................................    0.50%
On next $5.0 billion...............................................    0.48%
Over $10 billion...................................................    0.47%

                             TOTAL RETURN BOND FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................   0.550%
On next $500 million...............................................   0.525%
On next $4.0 billion...............................................   0.500%
On next $5.0 billion...............................................   0.480%
Over $10 billion...................................................   0.470%

    SHORT DURATION FUND, TAX-FREE CALIFORNIA FUND AND TAX-FREE NEW YORK FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................    0.55%
On next $4.5 billion...............................................    0.50%
On next $5 billion.................................................    0.48%
Over $10 billion...................................................    0.47%

                            SMALLCAP GROWTH FUND(9)

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $100 million..............................................    1.00%
On next $150 million...............................................    0.80%
On next $250 million...............................................    0.70%
Over $500 million..................................................    0.65%

(9) Effective November 11, 2006, HIFSCO agreed to permanently reduce its management fees for this Fund. Prior to November 11, 2006, the schedule was as follows:

    AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
    ------------------------                                             -----------
    On first $100 million..............................................     1.00%
    On next $150 million...............................................     0.80%
    Over $250 million..................................................     0.70%

                          FUNDAMENTAL GROWTH FUND(10)

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................    0.85%
On next $500 million...............................................    0.80%
Over $1 billion....................................................    0.75%

(10) Effective March 30, 2007, HIFSCO agreed to permanently reduce its management fees for this Fund. Prior to March 30, 2007, the schedule was as follows:

     AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
     ------------------------                                             -----------
     On first $500 million..............................................     0.90%
     On next $500 million...............................................     0.85%
     Over $1 billion....................................................     0.80%

BALANCED ALLOCATION FUND, CONSERVATIVE ALLOCATION FUND, EQUITY GROWTH ALLOCATION
             FUND, GROWTH ALLOCATION FUND, INCOME ALLOCATION FUND,
RETIREMENT INCOME FUND, TARGET RETIREMENT 2010 FUND, TARGET RETIREMENT 2020 FUND
                                      AND
                          TARGET RETIREMENT 2030 FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................    0.15%
Over $500 million..................................................    0.10%

                               MONEY MARKET FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................    0.50%
On next $500 million...............................................    0.45%
On next $4.0 billion...............................................    0.40%
On next $5.0 billion...............................................    0.38%
Over $10 billion...................................................    0.37%

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                         SELECT MIDCAP GROWTH FUND(11)

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................    0.75%
On next $500 million...............................................    0.70%
Over $1 billion....................................................    0.65%

(11) Effective December 4, 2006, HIFSCO agreed to permanently reduce its management fees for this Fund. Prior to December 4, 2006, the schedule was follows:

     AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
     ------------------------                                             -----------
     On first $500 million..............................................     0.90%
     On next $500 million...............................................     0.85%
     Over $1 billion....................................................     0.80%

                          SELECT MIDCAP VALUE FUND(12)

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $500 million..............................................    0.75%
On next $500 million...............................................    0.70%
Over $1 billion....................................................    0.65%

(12) Effective December 4, 2006, HIFSCO agreed to permanently reduce its management fees for this Fund. Prior to December 4, 2006, the schedule was as follows:

     AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
     ------------------------                                             -----------
     On first $500 million..............................................     1.00%
     On next $500 million...............................................     0.95%
     Over $1 billion....................................................     0.90%

    b)  Distribution and Service Plan for Class A, B, C, H, L, M and N
        Shares -- HIFSCO is the principal underwriter and distributor of the Funds. HIFSCO is engaged in distribution activities, which include marketing and distribution of shares through broker-dealers, financing distribution costs and maintaining financial books and records. For the six-month period ended April 30, 2007, the following revenues were received by HIFSCO:

                                                                      FRONT-END LOAD    CONTINGENT DEFERRED
                                                                       SALES CHARGE        SALES CHARGE
                                                                      --------------    -------------------
        Advisers Fund...............................................     $   526              $  170
        Balanced Allocation Fund....................................       2,392                 141
        Balanced Income Fund........................................         252                  --
        Capital Appreciation Fund...................................      22,479               1,232
        Capital Appreciation II Fund................................       3,920                  60
        Conservative Allocation Fund................................         402                  35
        Disciplined Equity Fund.....................................          85                  23
        Dividend and Growth Fund....................................       7,698                 234
        Equity Growth Allocation Fund...............................         739                  48
        Equity Income Fund..........................................       2,689                  35
        Floating Rate Fund..........................................       3,689                 759
        Fundamental Growth Fund.....................................          11                  12
        Global Communications Fund..................................          99                   3
        Global Financial Services Fund..............................          68                   1
        Global Health Fund..........................................       1,383                  73
        Global Leaders Fund.........................................         290                  41
        Global Technology Fund......................................          52                  10
        Growth Allocation Fund......................................       2,179                 154
        Growth Fund.................................................         351                  77
        Growth Opportunities Fund...................................         814                  58
        High Yield Fund.............................................         282                  34
        Income Allocation Fund......................................         113                   5
        Income Fund.................................................         310                  17
        Inflation Plus Fund.........................................          71                 240
        International Capital Appreciation Fund.....................       1,387                  29
        International Opportunities Fund............................         549                  17
        International Small Company Fund............................         502                  11
        LargeCap Growth Fund........................................           3                  --
        MidCap Fund.................................................         151                 140
        MidCap Growth Fund..........................................          76                  --
        MidCap Value Fund...........................................          44                  35
        Money Market Fund...........................................          --                  57
        Retirement Income Fund......................................           4                  --
        Select MidCap Growth Fund...................................          61                   6
        Select MidCap Value Fund....................................         211                   9
        Select SmallCap Value Fund..................................          16                  --
        Short Duration Fund.........................................          43                   7
        Small Company Fund..........................................         349                  22
        SmallCap Growth Fund........................................         180                  40
        Stock Fund..................................................         347                  79

--------------------------------------------------------------------------------

                                                                      FRONT-END LOAD    CONTINGENT DEFERRED
                                                                       SALES CHARGE        SALES CHARGE
                                                                      --------------    -------------------
        Target Retirement 2010 Fund.................................     $     7              $   --
        Target Retirement 2020 Fund.................................          20                  --
        Target Retirement 2030 Fund.................................          22                   6
        Tax-Free California Fund....................................          93                   2
        Tax-Free Minnesota Fund.....................................          48                  --
        Tax-Free National Fund......................................         456                   9
        Tax-Free New York Fund......................................           7                   1
        Total Return Bond Fund......................................       2,915                  95
        U.S. Government Securities Fund.............................          86                  18
        Value Fund..................................................         132                   9
        Value Opportunities Fund....................................         497                  18

        The Funds have adopted Distribution and Service Plans in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, to compensate the Distributor (HIFSCO) for activities intended to result in the sale and distribution of Classes A, B, C, L, R3 and R4 shares and for providing services for shareholders. The Rule 12b-1 plan applicable to Class A shares of the Funds provides for payment of a Rule 12b-1 fee of up to 0.35% of average daily net assets; however, the Board of Directors has currently authorized 12b-1 payments of only up to 0.25%. Some or all of the fee may be used for shareholder servicing expenses with the remainder used for distribution expenses. Some or the entire Rule 12b-1 fee for Class B shares may be remitted to broker-dealers for distribution and/or shareholder account services. Under the Class B Plan, the Fund pays the Distributor 1.00% of the average daily net assets of Class B shares that are outstanding for 8 years or less, 0.25% of which is a fee for service provided to existing shareholders with the remainder used for distribution expenses. After eight years, Class B shares convert to Class A shares. Upon conversion to Class A shares, the Class A plan described above will apply to those shares. Under the Class C Plan, the Fund pays the Distributor 1.00% of the average daily net assets of Class C shares outstanding, 0.25% of which is intended as a fee for services provided to existing shareholders with the remainder used for distribution expenses. For Class C shares, some or the entire fee may be remitted to broker-dealers for distribution and/or shareholder account services. Class L shares have a distribution fee of 0.25% for each Fund. Class R3 shares have a distribution fee of 0.50% and Class R4 shares have a distribution fee of 0.25%. For Classes R3 and R4 shares, some or the entire fee may be remitted to broker dealers for distribution and/or shareholder account services.

        The Funds' 12b-1 fees are accrued daily and pay monthly.

        For the six-month period ended April 30, 2007, total sales commissions paid to affiliated brokers/dealers of The Hartford for distributing the Funds' shares were $2,768. These commissions are in turn paid to sales representatives of the broker/dealers.

    c) Operating Expenses -- Allocable expenses incurred by the Funds are allocated to each Fund in proportion to the average daily net assets of each Fund, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund. During the six-month period ended April 30, 2007, HIFSCO has voluntarily limited the total operating expenses of the Class A, B, C, I, L, R3, R4, R5 and Y shares of some of the Funds, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees (except for Fund of Funds) and expenses and extraordinary expenses as follows:

        FUND                               CLASS A   CLASS B   CLASS C   CLASS I   CLASS L   CLASS R3**   CLASS R4**   CLASS R5**
        ----                               -------   -------   -------   -------   -------   ----------   ----------   ----------
        Advisers Fund....................   1.18%       NA        NA        NA        NA        1.43%        1.13%        0.83%
        Balanced Allocation Fund*........   1.40%     2.10%     2.10%     1.15%       NA        1.78%        1.48%        1.18%
        Balanced Income Fund.............   1.25%     2.00%     2.00%       NA        NA          NA           NA           NA
        Capital Appreciation Fund........   1.29%       NA        NA      1.04%       NA        1.54%        1.24%        0.94%
        Capital Appreciation II Fund.....   1.60%     2.35%     2.35%     1.35%       NA        1.85%        1.55%        1.25%
        Conservative Allocation Fund*....   1.35%     2.00%     2.00%     1.10%       NA        1.78%        1.48%        1.18%
        Disciplined Equity Fund..........   1.40%     2.15%     2.15%       NA        NA        1.65%        1.35%        1.05%
        Dividend and Growth Fund.........   1.25%       NA        NA      1.00%       NA        1.50%        1.20%        0.90%
        Equity Growth Allocation Fund*...   1.60%     2.25%     2.25%     1.35%       NA        1.85%        1.55%        1.25%
        Equity Income Fund...............   1.25%     2.00%     2.00%     1.00%       NA        1.60%        1.30%        1.00%
        Floating Rate Fund...............   1.00%     1.75%     1.75%     0.75%       NA        1.25%        1.00%        0.85%
        Fundamental Growth Fund***.......   1.45%     2.20%     2.20%       NA        NA          NA           NA           NA
        Global Communications Fund.......   1.60%     2.35%     2.35%       NA        NA          NA           NA           NA
        Global Financial Services Fund...   1.60%     2.35%     2.35%       NA        NA          NA           NA           NA
        Global Health Fund...............   1.60%     2.35%     2.35%     1.35%       NA        1.85%        1.55%        1.25%
        Global Leaders Fund..............   1.48%     2.35%     2.35%       NA        NA        1.73%        1.43%        1.13%
        Global Technology Fund...........   1.60%     2.35%     2.35%       NA        NA          NA           NA           NA
        Growth Allocation Fund*..........   1.50%     2.15%     2.15%     1.25%       NA        1.81%        1.51%        1.21%
        Growth Fund......................   1.33%     2.15%     2.15%     1.08%     1.45%       1.58%        1.28%        0.98%
        Growth Opportunities Fund........   1.36%     2.15%     2.15%     1.11%     1.45%       1.61%        1.31%        1.01%
        High Yield Fund..................   1.15%     1.90%     1.90%       NA        NA        1.40%        1.10%        0.85%
        Income Allocation Fund*..........   1.20%     1.90%     1.90%     0.95%       NA        1.59%        1.29%        0.99%
        Income Fund......................   0.95%     1.70%     1.70%       NA        NA          NA           NA           NA

        FUND                               CLASS Y
        ----                               -------
        Advisers Fund....................     NA
        Balanced Allocation Fund*........     NA
        Balanced Income Fund.............   0.90%
        Capital Appreciation Fund........     NA
        Capital Appreciation II Fund.....   1.15%
        Conservative Allocation Fund*....     NA
        Disciplined Equity Fund..........   1.00%
        Dividend and Growth Fund.........     NA
        Equity Growth Allocation Fund*...     NA
        Equity Income Fund...............   0.90%
        Floating Rate Fund...............   0.75%
        Fundamental Growth Fund***.......   1.05%
        Global Communications Fund.......   1.20%
        Global Financial Services Fund...   1.20%
        Global Health Fund...............   1.20%
        Global Leaders Fund..............   1.20%
        Global Technology Fund...........   1.20%
        Growth Allocation Fund*..........     NA
        Growth Fund......................   1.00%
        Growth Opportunities Fund........   1.00%
        High Yield Fund..................   0.75%
        Income Allocation Fund*..........     NA
        Income Fund......................   0.70%

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

        FUND                               CLASS A   CLASS B   CLASS C   CLASS I   CLASS L   CLASS R3**   CLASS R4**   CLASS R5**
        ----                               -------   -------   -------   -------   -------   ----------   ----------   ----------
        Inflation Plus Fund..............   0.85%     1.60%     1.60%     0.60%       NA        1.25%        1.00%        0.76%
        International Capital
          Appreciation Fund..............   1.60%     2.35%     2.35%     1.35%       NA        1.85%        1.55%        1.25%
        International Opportunities
          Fund...........................   1.57%     2.35%     2.35%       NA        NA        1.82%        1.52%        1.22%
        International Small Company
          Fund...........................   1.60%     2.35%     2.35%       NA        NA          NA           NA           NA
        LargeCap Growth Fund.............   1.25%     2.00%     2.00%       NA        NA          NA           NA           NA
        MidCap Fund......................   1.37%       NA        NA        NA        NA          NA           NA           NA
        MidCap Growth Fund...............   1.40%     2.20%     2.20%       NA        NA          NA           NA           NA
        MidCap Value Fund................   1.40%     2.15%     2.15%       NA        NA          NA           NA           NA
        Money Market Fund................   0.95%     1.70%     1.70%       NA        NA        1.20%        0.90%        0.60%
        Retirement Income Fund*..........   1.20%     1.95%     1.95%       NA        NA        1.60%        1.30%        1.00%
        Select MidCap Growth Fund****....   1.35%     2.10%     2.10%       NA        NA          NA           NA           NA
        Select MidCap Value Fund****.....   1.30%     2.05%     2.05%       NA        NA          NA           NA           NA
        Select SmallCap Value Fund.......   1.60%     2.35%     2.35%       NA        NA          NA           NA           NA
        Short Duration Fund..............   0.90%     1.65%     1.65%       NA        NA          NA           NA           NA
        SmallCap Growth Fund.............   1.40%     2.15%     2.15%     1.15%     1.25%       1.65%        1.35%        1.05%
        Small Company Fund...............   1.40%     2.15%     2.15%     1.15%       NA        1.65%        1.35%        1.05%
        Stock Fund.......................   1.28%       NA        NA        NA        NA        1.53%        1.23%        0.93%
        Target Retirement 2010 Fund*.....   1.25%     2.00%     2.00%       NA        NA        1.65%        1.35%        1.05%
        Target Retirement 2020 Fund*.....   1.30%     2.05%     2.05%       NA        NA        1.70%        1.40%        1.10%
        Target Retirement 2030 Fund*.....   1.35%     2.10%     2.10%       NA        NA        1.75%        1.45%        1.15%
        Tax-Free California Fund.........   0.85%     1.60%     1.60%       NA        NA          NA           NA           NA
        Tax-Free Minnesota Fund..........   0.85%     1.60%     1.60%       NA      0.90%         NA           NA           NA
        Tax-Free National Fund...........   0.85%     1.60%     1.60%       NA      0.90%         NA           NA           NA
        Tax-Free New York Fund...........   0.85%     1.60%     1.60%       NA        NA          NA           NA           NA
        Total Return Bond Fund...........   1.00%     1.75%     1.75%     0.75%       NA        1.25%        1.00%        0.85%
        U.S. Government Securities
          Fund...........................   1.00%     1.75%     1.75%       NA      1.00%         NA           NA           NA
        Value Fund.......................   1.40%     2.15%     2.15%       NA        NA        1.65%        1.35%        1.05%
        Value Opportunities Fund.........   1.40%     2.15%     2.15%     1.15%     1.45%       1.65%        1.35%        1.05%

        FUND                               CLASS Y
        ----                               -------
        Inflation Plus Fund..............   0.60%
        International Capital
          Appreciation Fund..............   1.20%
        International Opportunities
          Fund...........................   1.20%
        International Small Company
          Fund...........................   1.20%
        LargeCap Growth Fund.............   0.85%
        MidCap Fund......................     NA
        MidCap Growth Fund...............   1.00%
        MidCap Value Fund................   1.00%
        Money Market Fund................   0.55%
        Retirement Income Fund*..........   0.90%
        Select MidCap Growth Fund****....   0.95%
        Select MidCap Value Fund****.....   0.90%
        Select SmallCap Value Fund.......   1.20%
        Short Duration Fund..............   0.65%
        SmallCap Growth Fund.............   1.10%
        Small Company Fund...............   1.00%
        Stock Fund.......................     NA
        Target Retirement 2010 Fund*.....   0.95%
        Target Retirement 2020 Fund*.....   1.00%
        Target Retirement 2030 Fund*.....   1.05%
        Tax-Free California Fund.........     NA
        Tax-Free Minnesota Fund..........   0.75%
        Tax-Free National Fund...........   0.75%
        Tax-Free New York Fund...........     NA
        Total Return Bond Fund...........   0.75%
        U.S. Government Securities
          Fund...........................   0.75%
        Value Fund.......................   1.00%
        Value Opportunities Fund.........   1.25%

           * Voluntary limitations for total operating expenses for Balanced Allocation Fund, Conservative Allocation Fund, Equity Growth Allocation Fund, Growth Allocation Fund, Income Allocation Fund, Retirement Income Fund, Target Retirement 2010 Fund, Target Retirement 2020 Fund and Target Retirement 2030 Fund include expenses incurred as the result of investing in other investment companies.
          ** Effective December 15, 2006 through April 30, 2007.
         *** For the period November 1, 2006 through March 29, 2007, HIFSCO voluntarily limited the total operating expenses for Fundamental Growth Fund Classes A, B, C and Y to 1.50%, 2.25%, 2.25% and 1.10%, respectively.
        **** For the period November 1, 2006 through December 3, 2006, HIFSCO voluntarily limited the total operating expenses for Select MidCap Growth Fund and Select MidCap Value Fund. During this period the expense limitations for Select MidCap Growth Fund was 1.50%, 2.25%, 2.25% and 1.10% for Classes A, B, C and Y, respectively. Also during the period the expense limitation for Select MidCap Value Fund was 1.55%, 2.30%, 2.30% and 1.15% for Classes A, B, C and Y, respectively.

        Effective November 1, 2005, Hartford Administrative Services Company ("HASCO") has agreed to waive a portion of the transfer agency fees of the Funds, under a voluntary undertaking, to 0.35% of average daily net assets per fiscal year for all A, B and C share classes. This waiver is in addition to the expanse limitations listed above.

        Amounts incurred which exceed the above limits, are deducted from expenses and are reported as expense reimbursements or waivers on the accompanying Statements of Operations.

    d) Fees Paid Indirectly -- The Funds have entered into agreements with State Street Global Advisors and Russell Investment Group to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Funds' expenses. In addition, the Funds' custodian bank has agreed to reduce its fees when the Funds maintain cash on deposit in the non-interest-bearing custody account. For the six-month period ended April 30, 2007, these amounts are included in the Statement of Operations.

--------------------------------------------------------------------------------

        The ratio of expenses to average net assets in the financial highlights excludes fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratio for the periods listed below would have been as follows:

                                                                         ANNUALIZED
                                                                   SIX-MONTH PERIOD ENDED       YEAR ENDED          YEAR ENDED
        FUND                                                           APRIL 30, 2007        OCTOBER 31, 2006    OCTOBER 31, 2005
        ----                                                       ----------------------    ----------------    ----------------
        ADVISERS FUND
        Class A Shares...........................................           1.12%                  1.11%               1.18%
        Class B Shares...........................................           1.93%                  1.90%               1.96%
        Class C Shares...........................................           1.81%                  1.81%               1.88%
        Class R3 Shares..........................................           1.43%(W)                 --                  --
        Class R4 Shares..........................................           1.12%(W)                 --                  --
        Class R5 Shares..........................................           0.83%(W)                 --                  --
        Class Y Shares...........................................           0.66%                  0.65%               0.73%
        BALANCED ALLOCATION FUND
        Class A Shares...........................................           0.54%                  0.62%               0.60%
        Class B Shares...........................................           1.32%                  1.36%               1.31%
        Class C Shares...........................................           1.29%                  1.36%               1.31%
        Class I Shares...........................................           0.21%                  0.39%+                --
        Class R3 Shares..........................................           1.00%(W)                 --                  --
        Class R4 Shares..........................................           0.70%(W)                 --                  --
        Class R5 Shares..........................................           0.40%(W)                 --                  --
        BALANCED INCOME FUND
        Class A Shares...........................................           1.25%                  1.26%#                --
        Class B Shares...........................................           2.00%                  2.00%#                --
        Class C Shares...........................................           2.00%                  2.00%#                --
        Class Y Shares...........................................           0.90%                  0.90%#                --
        CAPITAL APPRECIATION FUND
        Class A Shares...........................................           1.12%                  1.17%               1.22%
        Class B Shares...........................................           1.93%                  1.96%               1.99%
        Class C Shares...........................................           1.83%                  1.88%               1.91%
        Class I Shares...........................................           0.79%                  0.88%+                --
        Class R3 Shares..........................................           1.55%(W)                 --                  --
        Class R4 Shares..........................................           1.24%(W)                 --                  --
        Class R5 Shares..........................................           0.94%(W)                 --                  --
        Class Y Shares...........................................           0.72%                  0.73%               0.75%
        CAPITAL APPRECIATION II FUND
        Class A Shares...........................................           1.45%                  1.59%               1.60%@
        Class B Shares...........................................           2.29%                  2.34%               2.35%@
        Class C Shares...........................................           2.16%                  2.32%               2.35%@
        Class I Shares...........................................           1.09%                  0.80%+                --
        Class R3 Shares..........................................           1.72%(W)                 --                  --
        Class R4 Shares..........................................           1.52%(W)                 --                  --
        Class R5 Shares..........................................           1.25%(W)                 --                  --
        Class Y Shares...........................................           1.03%                  1.13%               1.15%@
        CONSERVATIVE ALLOCATION FUND
        Class A Shares...........................................           0.57%                  0.63%               0.60%
        Class B Shares...........................................           1.27%                  1.31%               1.26%
        Class C Shares...........................................           1.27%                  1.31%               1.26%
        Class I Shares...........................................           0.25%                  0.41%+                --
        Class R3 Shares..........................................           1.06%(W)                 --                  --
        Class R4 Shares..........................................           0.74%(W)                 --                  --
        Class R5 Shares..........................................           0.45%(W)                 --                  --
        DISCIPLINED EQUITY FUND
        Class A Shares...........................................           1.40%                  1.39%               1.38%
        Class B Shares...........................................           2.07%                  2.07%               2.13%
        Class C Shares...........................................           2.11%                  2.09%               2.10%
        Class R3 Shares..........................................           1.65%(W)                 --                  --
        Class R4 Shares..........................................           1.35%(W)                 --                  --
        Class R5 Shares..........................................           1.05%(W)                 --                  --
        Class Y Shares...........................................           0.89%                  0.88%               0.89%

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                         ANNUALIZED
                                                                   SIX-MONTH PERIOD ENDED       YEAR ENDED          YEAR ENDED
        FUND                                                           APRIL 30, 2007        OCTOBER 31, 2006    OCTOBER 31, 2005
        ----                                                       ----------------------    ----------------    ----------------
        DIVIDEND AND GROWTH FUND
        Class A Shares...........................................           1.10%                  1.13%               1.16%
        Class B Shares...........................................           1.96%                  1.98%               2.01%
        Class C Shares...........................................           1.83%                  1.86%               1.88%
        Class I Shares...........................................           0.78%                  0.98%+                --
        Class R3 Shares..........................................           1.50%(W)                 --                  --
        Class R4 Shares..........................................           1.20%(W)                 --                  --
        Class R5 Shares..........................................           0.90%(W)                 --                  --
        Class Y Shares...........................................           0.69%                  0.70%               0.72%
        EQUITY GROWTH ALLOCATION FUND
        Class A Shares...........................................           0.67%                  0.72%               0.68%
        Class B Shares...........................................           1.33%                  1.37%               1.33%
        Class C Shares...........................................           1.33%                  1.37%               1.34%
        Class I Shares...........................................           0.34%                  0.48%+                --
        Class R3 Shares..........................................           0.94%(W)                 --                  --
        Class R4 Shares..........................................           0.62%(W)                 --                  --
        Class R5 Shares..........................................           0.34%(W)                 --                  --
        EQUITY INCOME FUND
        Class A Shares...........................................           1.12%                  1.00%               0.50%
        Class B Shares...........................................           1.96%                  1.84%               1.38%
        Class C Shares...........................................           1.83%                  1.70%               1.22%
        Class I Shares...........................................           0.83%                  0.80%+                --
        Class R3 Shares..........................................           1.60%(W)                 --                  --
        Class R4 Shares..........................................           1.30%(W)                 --                  --
        Class R5 Shares..........................................           1.00%(W)                 --                  --
        Class Y Shares...........................................           0.73%                  0.57%               0.10%
        FLOATING RATE FUND
        Class A Shares...........................................           0.93%                  0.50%                 --
        Class B Shares...........................................           1.75%                  1.35%                 --
        Class C Shares...........................................           1.71%                  1.28%                 --
        Class I Shares...........................................           0.68%                  0.43%+                --
        Class R3 Shares..........................................           1.26%(W)                 --                  --
        Class R4 Shares..........................................           0.97%(W)                 --                  --
        Class R5 Shares..........................................           0.85%(W)                 --                  --
        Class Y Shares...........................................           0.65%                  0.15%
        FUNDAMENTAL GROWTH FUND
        Class A Shares...........................................           1.49%                  1.48%               1.57%
        Class B Shares...........................................           2.24%                  2.23%               2.32%
        Class C Shares...........................................           2.24%                  2.23%               2.32%
        Class Y Shares...........................................           1.06%                  1.05%               1.13%
        GLOBAL COMMUNICATIONS FUND
        Class A Shares...........................................           1.58%                  1.11%               1.49%
        Class B Shares...........................................           2.25%                  1.73%               2.24%
        Class C Shares...........................................           2.33%                  1.85%               2.23%
        Class Y Shares...........................................           1.13%                  0.70%               1.04%
        GLOBAL FINANCIAL SERVICES FUND
        Class A Shares...........................................           1.60%                  1.14%               1.48%
        Class B Shares...........................................           2.21%                  1.77%               2.25%
        Class C Shares...........................................           2.35%                  1.90%               2.25%
        Class Y Shares...........................................           1.13%                  0.74%               1.07%
        GLOBAL HEALTH FUND
        Class A Shares...........................................           1.41%                  1.60%               1.58%
        Class B Shares...........................................           2.29%                  2.31%               2.33%
        Class C Shares...........................................           2.14%                  2.31%               2.33%
        Class I Shares...........................................           1.04%                  1.14%+                --
        Class R3 Shares..........................................           1.86%(W)                 --                  --
        Class R4 Shares..........................................           1.52%(W)                 --                  --
        Class R5 Shares..........................................           1.24%(W)                 --                  --
        Class Y Shares...........................................           0.94%                  1.08%               1.06%

--------------------------------------------------------------------------------

                                                                         ANNUALIZED
                                                                   SIX-MONTH PERIOD ENDED       YEAR ENDED          YEAR ENDED
        FUND                                                           APRIL 30, 2007        OCTOBER 31, 2006    OCTOBER 31, 2005
        ----                                                       ----------------------    ----------------    ----------------
        GLOBAL LEADERS FUND
        Class A Shares...........................................           1.48%                  1.45%               1.36%
        Class B Shares...........................................           2.15%                  2.15%               2.23%
        Class C Shares...........................................           2.16%                  2.18%               2.13%
        Class R3 Shares..........................................           1.72%(W)                 --                  --
        Class R4 Shares..........................................           1.41%(W)                 --                  --
        Class R5 Shares..........................................           1.12%(W)                 --                  --
        Class Y Shares...........................................           0.89%                  0.91%               0.85%
        GLOBAL TECHNOLOGY FUND
        Class A Shares...........................................           1.41%                  1.32%               1.53%
        Class B Shares...........................................           1.99%                  1.96%               2.28%
        Class C Shares...........................................           2.29%                  2.21%               2.28%
        Class Y Shares...........................................           1.09%                  1.17%               1.13%
        GROWTH ALLOCATION FUND
        Class A Shares...........................................           0.59%                  0.67%               0.64%
        Class B Shares...........................................           1.29%                  1.32%               1.29%
        Class C Shares...........................................           1.28%                  1.32%               1.29%
        Class I Shares...........................................           0.23%                  0.42%+                --
        Class R3 Shares..........................................           0.96%(W)                 --                  --
        Class R4 Shares..........................................           0.65%(W)                 --                  --
        Class R5 Shares..........................................           0.35%(W)                 --                  --
        GROWTH FUND
        Class A Shares...........................................           1.28%                  1.31%               1.31%
        Class B Shares...........................................           2.08%                  2.08%               2.13%
        Class C Shares...........................................           2.00%                  2.00%               2.03%
        Class I Shares...........................................           0.93%                  0.91%+                --
        Class L Shares...........................................           1.06%                  1.03%               1.04%
        Class R3 Shares..........................................           1.58%(W)                 --                  --
        Class R4 Shares..........................................           1.27%(W)                 --                  --
        Class R5 Shares..........................................           0.97%(W)                 --                  --
        Class Y Shares...........................................           0.83%                  0.81%               0.83%
        GROWTH OPPORTUNITIES FUND
        Class A Shares...........................................           1.24%                  1.18%               1.30%
        Class B Shares...........................................           2.08%                  2.05%               2.08%
        Class C Shares...........................................           2.02%                  2.05%               2.07%
        Class I Shares...........................................           0.92%                  1.12%+                --
        Class L Shares...........................................           1.04%                  1.04%               1.02%
        Class R3 Shares..........................................           1.62%(W)                 --                  --
        Class R4 Shares..........................................           1.30%(W)                 --                  --
        Class R5 Shares..........................................           1.00%(W)                 --                  --
        Class Y Shares...........................................           0.81%                  0.81%               0.82%
        HIGH YIELD FUND
        Class A Shares...........................................           1.14%                  1.20%               1.33%
        Class B Shares...........................................           1.90%                  1.94%               2.10%
        Class C Shares...........................................           1.82%                  1.89%               2.00%
        Class R3 Shares..........................................           1.40%(W)                 --                  --
        Class R4 Shares..........................................           1.08%(W)                 --                  --
        Class R5 Shares..........................................           0.85%(W)                 --                  --
        Class Y Shares...........................................           0.65%                  0.73%               0.87%
        INCOME ALLOCATION FUND
        Class A Shares...........................................           0.57%                  0.61%               0.56%
        Class B Shares...........................................           1.27%                  1.31%               1.26%
        Class C Shares...........................................           1.27%                  1.31%               1.26%
        Class I Shares...........................................           0.33%                  0.37%+                --
        Class R3 Shares..........................................           0.97%(W)                 --                  --
        Class R4 Shares..........................................           0.64%(W)                 --                  --
        Class R5 Shares..........................................           0.37%(W)                 --                  --

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                         ANNUALIZED
                                                                   SIX-MONTH PERIOD ENDED       YEAR ENDED          YEAR ENDED
        FUND                                                           APRIL 30, 2007        OCTOBER 31, 2006    OCTOBER 31, 2005
        ----                                                       ----------------------    ----------------    ----------------
        INCOME FUND
        Class A Shares...........................................           0.95%                  0.95%               0.95%
        Class B Shares...........................................           1.70%                  1.70%               1.70%
        Class C Shares...........................................           1.70%                  1.70%               1.70%
        Class Y Shares...........................................           0.67%                  0.70%               0.70%
        INFLATION PLUS FUND
        Class A Shares...........................................           0.85%                  0.95%               0.95%
        Class B Shares...........................................           1.60%                  1.70%               1.70%
        Class C Shares...........................................           1.60%                  1.70%               1.70%
        Class I Shares...........................................           0.60%                  0.70%+                --
        Class R3 Shares..........................................           1.25%(W)                 --                  --
        Class R4 Shares..........................................           1.00%(W)                 --                  --
        Class R5 Shares..........................................           0.76%(W)                 --                  --
        Class Y Shares...........................................           0.60%                  0.68%               0.68%
        INTERNATIONAL CAPITAL APPRECIATION FUND
        Class A Shares...........................................           1.50%                  1.56%               1.53%
        Class B Shares...........................................           2.29%                  2.26%               2.28%
        Class C Shares...........................................           2.20%                  2.31%               2.28%
        Class I Shares...........................................           1.26%                  1.36%+                --
        Class R3 Shares..........................................           1.85%(W)                 --                  --
        Class R4 Shares..........................................           1.53%(W)                 --                  --
        Class R5 Shares..........................................           1.25%(W)                 --                  --
        Class Y Shares...........................................           0.97%                  1.12%               1.13%
        INTERNATIONAL OPPORTUNITIES FUND
        Class A Shares...........................................           1.49%                  1.54%               1.52%
        Class B Shares...........................................           2.15%                  2.12%               2.30%
        Class C Shares...........................................           2.21%                  2.30%               2.30%
        Class R3 Shares..........................................           1.82%(W)                 --                  --
        Class R4 Shares..........................................           1.49%(W)                 --                  --
        Class R5 Shares..........................................           1.21%(W)                 --                  --
        Class Y Shares...........................................           0.93%                  0.99%               1.01%
        INTERNATIONAL SMALL COMPANY FUND
        Class A Shares...........................................           1.49%                  1.58%               1.55%
        Class B Shares...........................................           2.21%                  2.22%               2.30%
        Class C Shares...........................................           2.21%                  2.33%               2.30%
        Class Y Shares...........................................           1.00%                  1.18%               1.15%
        LARGECAP GROWTH FUND
        Class A Shares...........................................           1.25%++                  --                  --
        Class B Shares...........................................           2.00%++                  --                  --
        Class C Shares...........................................           2.00%++                  --                  --
        Class Y Shares...........................................           0.85%++                  --                  --
        MIDCAP FUND
        Class A Shares...........................................           1.23%                  1.25%               1.28%
        Class B Shares...........................................           2.01%                  2.01%               2.06%
        Class C Shares...........................................           1.92%                  1.93%               1.97%
        Class Y Shares...........................................           0.80%                  0.78%               0.81%
        MIDCAP GROWTH FUND
        Class A Shares...........................................           0.61%                  1.20%#                --
        Class B Shares...........................................           1.58%                  2.05%#                --
        Class C Shares...........................................           1.57%                  2.07%#                --
        Class Y Shares...........................................           0.38%                  0.79%#                --
        MIDCAP VALUE FUND
        Class A Shares...........................................           1.40%                  1.39%               1.38%
        Class B Shares...........................................           2.15%                  2.14%               2.13%
        Class C Shares...........................................           2.12%                  2.14%               2.13%
        Class Y Shares...........................................           0.88%                  0.93%               0.94%

--------------------------------------------------------------------------------

                                                                         ANNUALIZED
                                                                   SIX-MONTH PERIOD ENDED       YEAR ENDED          YEAR ENDED
        FUND                                                           APRIL 30, 2007        OCTOBER 31, 2006    OCTOBER 31, 2005
        ----                                                       ----------------------    ----------------    ----------------
        MONEY MARKET FUND
        Class A Shares...........................................           0.95%                  0.95%               0.95%
        Class B Shares...........................................           1.70%                  1.70%               1.70%
        Class C Shares...........................................           1.70%                  1.70%               1.70%
        Class R3 Shares..........................................           1.20%(W)                 --                  --
        Class R4 Shares..........................................           0.90%(W)                 --                  --
        Class R5 Shares..........................................           0.60%(W)                 --                  --
        Class Y Shares...........................................           0.54%                  0.55%               0.55%
        RETIREMENT INCOME FUND
        Class A Shares...........................................           0.50%                  0.54%                 --
        Class B Shares...........................................           1.25%                  1.30%                 --
        Class C Shares...........................................           1.25%                  1.30%                 --
        Class R3 Shares..........................................           0.91%(W)                 --                  --
        Class R4 Shares..........................................           0.58%(W)                 --                  --
        Class R5 Shares..........................................           0.30%(W)                 --                  --
        Class Y Shares...........................................           0.20%                  0.24%
        SELECT MIDCAP GROWTH FUND
        Class A Shares...........................................           1.38%                  1.48%               1.49%*
        Class B Shares...........................................           1.99%                  2.09%               2.24%*
        Class C Shares...........................................           2.13%                  2.23%               2.24%*
        Class Y Shares...........................................           1.02%                  1.08%               1.09%*
        SELECT MIDCAP VALUE FUND
        Class A Shares...........................................           1.36%                  1.50%               1.54%@
        Class B Shares...........................................           2.05%                  2.25%               2.29%@
        Class C Shares...........................................           2.10%                  2.25%               2.29%@
        Class Y Shares...........................................           0.97%                  1.11%               1.14%@
        SELECT SMALLCAP VALUE FUND
        Class A Shares...........................................           1.35%                  1.60%#                --
        Class B Shares...........................................           2.24%                  2.35%#                --
        Class C Shares...........................................           2.20%                  2.35%#                --
        Class Y Shares...........................................           1.08%                  1.20%#                --
        SHORT DURATION FUND
        Class A Shares...........................................           0.90%                  0.90%               0.90%
        Class B Shares...........................................           1.65%                  1.65%               1.65%
        Class C Shares...........................................           1.65%                  1.65%               1.65%
        Class Y Shares...........................................           0.64%                  0.65%               0.65%
        SMALL COMPANY FUND
        Class A Shares...........................................           1.39%                  1.37%               1.35%
        Class B Shares...........................................           2.09%                  2.12%               2.10%
        Class C Shares...........................................           2.14%                  2.11%               2.10%
        Class R3 Shares..........................................           1.64%(W)                 --                  --
        Class R4 Shares..........................................           1.33%(W)                 --                  --
        Class R5 Shares..........................................           1.04%(W)                 --                  --
        Class I Shares...........................................           1.03%(W)               1.10%+                --
        Class Y Shares...........................................           0.89%                  0.91%               0.92%
        SMALLCAP GROWTH FUND
        Class A Shares...........................................           1.23%                  1.34%               1.38%
        Class B Shares...........................................           2.00%                  2.00%               2.13%
        Class C Shares...........................................           2.15%                  2.13%               2.13%
        Class I Shares...........................................           1.03%                  1.16%+                --
        Class L Shares...........................................           1.13%                  1.13%               1.20%
        Class R3 Shares..........................................           1.65%(W)                 --                  --
        Class R4 Shares..........................................           1.35%(W)                 --                  --
        Class R5 Shares..........................................           1.05%(W)                 --                  --
        Class Y Shares...........................................           0.88%                  0.90%               0.97%

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                         ANNUALIZED
                                                                   SIX-MONTH PERIOD ENDED       YEAR ENDED          YEAR ENDED
        FUND                                                           APRIL 30, 2007        OCTOBER 31, 2006    OCTOBER 31, 2005
        ----                                                       ----------------------    ----------------    ----------------
        STOCK FUND
        Class A Shares...........................................           1.28%                  1.26%               1.31%
        Class B Shares...........................................           2.13%                  2.10%               2.21%
        Class C Shares...........................................           2.00%                  2.01%               2.07%
        Class R3 Shares..........................................           1.52%(W)                 --                  --
        Class R4 Shares..........................................           1.21%(W)                 --                  --
        Class R5 Shares..........................................           0.93%(W)                 --                  --
        Class Y Shares...........................................           0.77%                  0.76%               0.82%
        TARGET RETIREMENT 2010 FUND
        Class A Shares...........................................           0.50%                  0.54%                 --
        Class B Shares...........................................           1.25%                  1.29%                 --
        Class C Shares...........................................           1.24%                  1.30%                 --
        Class R3 Shares..........................................           0.90%(W)                 --                  --
        Class R4 Shares..........................................           0.57%(W)                 --                  --
        Class R5 Shares..........................................           0.30%(W)                 --                  --
        Class Y Shares...........................................           0.19%                  0.23%                 --
        TARGET RETIREMENT 2020 FUND
        Class A Shares...........................................           0.50%                  0.53%                 --
        Class B Shares...........................................           1.08%                  1.29%                 --
        Class C Shares...........................................           1.25%                  1.30%                 --
        Class R3 Shares..........................................           0.90%(W)                 --                  --
        Class R4 Shares..........................................           0.58%(W)                 --                  --
        Class R5 Shares..........................................           0.30%(W)                 --                  --
        Class Y Shares...........................................           0.20%                  0.22%                 --
        TARGET RETIREMENT 2030 FUND
        Class A Shares...........................................           0.51%                  0.53%                 --
        Class B Shares...........................................           1.17%                  1.24%                 --
        Class C Shares...........................................           1.17%                  1.10%                 --
        Class R3 Shares..........................................           0.91%(W)                 --                  --
        Class R4 Shares..........................................           0.59%(W)                 --                  --
        Class R5 Shares..........................................           0.31%(W)                 --                  --
        Class Y Shares...........................................           0.20%                  0.20%                 --
        TAX-FREE CALIFORNIA FUND
        Class A Shares...........................................           0.85%                  0.89%               0.89%
        Class B Shares...........................................           1.60%                  1.64%               1.64%
        Class C Shares...........................................           1.60%                  1.64%               1.64%
        TAX-FREE MINNESOTA FUND
        Class A Shares...........................................           0.85%                  0.84%               0.84%
        Class B Shares...........................................           1.60%                  1.56%               1.59%
        Class C Shares...........................................           1.60%                  1.56%               1.59%
        Class L Shares...........................................           0.90%                  0.86%               0.89%
        Class Y Shares...........................................           0.72%                  0.83%               0.90%
        TAX-FREE NATIONAL FUND
        Class A Shares...........................................           0.85%                  1.00%               1.01%
        Class B Shares...........................................           1.60%                  1.75%               1.75%
        Class C Shares...........................................           1.60%                  1.75%               1.75%
        Class L Shares...........................................           0.90%                  1.05%               1.05%
        Class Y Shares...........................................           0.71%                  0.89%               0.98%
        TAX-FREE NEW YORK FUND
        Class A Shares...........................................           0.85%                  0.83%               0.84%
        Class B Shares...........................................           1.60%                  1.58%               1.59%
        Class C Shares...........................................           1.60%                  1.58%               1.59%

--------------------------------------------------------------------------------

                                                                         ANNUALIZED
                                                                   SIX-MONTH PERIOD ENDED       YEAR ENDED          YEAR ENDED
        FUND                                                           APRIL 30, 2007        OCTOBER 31, 2006    OCTOBER 31, 2005
        ----                                                       ----------------------    ----------------    ----------------
        TOTAL RETURN BOND FUND
        Class A Shares...........................................           1.00%                  1.19%               1.20%
        Class B Shares...........................................           1.75%                  1.95%               1.95%
        Class C Shares...........................................           1.75%                  1.86%               1.87%
        Class I Shares...........................................           0.68%                  0.91%+                --
        Class R3 Shares..........................................           1.25%(W)                 --                  --
        Class R4 Shares..........................................           1.00%(W)                 --                  --
        Class R5 Shares..........................................           0.85%(W)                 --                  --
        Class Y Shares...........................................           0.61%                  0.70%               0.74%
        U.S. GOVERNMENT SECURITIES FUND
        Class A Shares...........................................           1.00%                  1.15%               1.15%
        Class B Shares...........................................           1.72%                  1.91%               1.90%
        Class C Shares...........................................           1.75%                  1.90%               1.90%
        Class L Shares...........................................           0.93%                  1.08%               1.08%
        Class Y Shares...........................................           0.71%                  0.83%               0.86%
        VALUE FUND
        Class A Shares...........................................           1.30%                  1.37%               1.39%
        Class B Shares...........................................           2.14%                  2.12%               2.14%
        Class C Shares...........................................           2.07%                  2.14%               2.14%
        Class R3 Shares..........................................           1.65%(w)                 --                  --
        Class R4 Shares..........................................           1.35%(w)                 --                  --
        Class R5 Shares..........................................           1.05%(w)                 --                  --
        Class Y Shares...........................................           0.86%                  0.91%               0.92%
        VALUE OPPORTUNITIES FUND
        Class A Shares...........................................           1.40%                  1.39%               1.39%
        Class B Shares...........................................           2.14%                  2.11%               2.14%
        Class C Shares...........................................           2.15%                  2.14%               2.14%
        Class I Shares...........................................           1.12%                  1.15%+                --
        Class L Shares...........................................           1.26%                  1.22%               1.30%
        Class R3 Shares..........................................           1.65%(w)                 --                  --
        Class R4 Shares..........................................           1.35%                    --                  --
        Class R5 Shares..........................................           1.04%(w)                 --                  --
        Class Y Shares...........................................           0.92%                  0.99%               1.06%

         * From (commencement of operations) January 1, 2005, through October 31, 2005.
         @ From (commencement of operations) April 29, 2005, through October 31, 2005.
         # From (commencement of operations) July 31, 2006, through October 31, 2006.
         + From (commencement of operations) August 31, 2006, through October 31, 2006.
         ++ From (commencement of operations) November 30, 2006, through April
            30, 2007.
        (w) From (commencement of operations) December 22, 2006, through April 30, 2007.

    e) Accounting Services Agreement -- Pursuant to the Fund Accounting Agreement between Hartford Life Insurance Co. ("HLIC") and the Funds, HLIC provides accounting services to the Funds and receives monthly compensation at the annual rate of 0.015% of each Fund's Class A, B, C, I, R3, R4, R5 and Y average daily net assets. Balanced Allocation Fund, Conservative Allocation Fund, Equity Growth Allocation Fund, Income Allocation Fund which pay a fee of 0.01% of each Fund's Class A, B, C, I, R3, R4 and R5 average daily net assets; and Retirement Income Fund, Target Retirement 2010 Fund, Target Retirement 2020 Fund, and Target Retirement 2030 Fund which pay a fee of 0.01% of each Fund's Class A, B, C, R3, R4, R5 and Y average daily net assets. The Funds' accounting services fees are accrued daily and paid monthly.

    f) Other Related Party Transactions -- The Hartford provided certain legal services to the Funds, for which the Funds were charged $199 for the six-month period ended April 30, 2007. Certain officers of the Funds are directors and/or officers of HIFSCO, Hartford Investment Management and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2007, a portion of the Funds' chief compliance officer's salary was paid by the Funds in the amount of $18. HASCO, a wholly owned subsidiary of The Hartford, provides transfer agent services to the Funds. HASCO was compensated $33,428 for providing such services. The Funds accrue these fees daily and pay monthly.

    g) Payments from Affiliate: -- On November 8, 2006, the SEC issued an Order setting forth the terms of a settlement reached with three subsidiaries of The Hartford that resolves the SEC's Division of Enforcement's investigation concerning aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. Under the terms of the settlement, The Hartford paid a

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

       total of $15.4 million to The Hartford Mutual Funds in the amounts indicated below. Those amounts were recorded on the books of the Funds on November 8, 2006 and paid on November 22, 2006. The Hartford settled this matter without admitting or denying the findings of the SEC.

                                                                      CAPITAL GAIN        INCOME            TOTAL
        FUND NAME                                                     REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT
        ---------                                                     -------------    -------------    -------------
        Advisers Fund...............................................     $  920           $  345           $1,265
        Capital Appreciation Fund...................................      3,768            1,413            5,181
        Disciplined Equity Fund.....................................        212               80              292
        Dividend and Growth Fund....................................        740              278            1,018
        Fundamental Growth Fund.....................................        140               53              193
        Global Communications Fund..................................          4                1                5
        Global Financial Services Fund..............................          4                1                5
        Global Health Fund..........................................         76               29              105
        Global Leaders Fund.........................................      1,392              522            1,914
        Global Technology Fund......................................         16                6               22
        Growth Fund.................................................        112               42              154
        Growth Opportunities Fund...................................        300              113              413
        International Capital Appreciation Fund.....................          4                2                6
        International Opportunities Fund............................         20                8               28
        MidCap Fund.................................................      1,788              671            2,459
        MidCap Value Fund...........................................         40               15               55
        Small Company...............................................        488              183              671
        SmallCap Growth Fund........................................         28               11               39
        Stock Fund..................................................      1,140              428            1,568
        Value Fund..................................................          8                3               11
        Value Opportunities Fund....................................         12                5               17

        On April 20, 2007, MidCap Growth Fund was reimbursed $24 in trading reimbursements relating to the change in portfolio managers of the Fund.

                                                                                                            IMPACT FROM
                                                                                                            PAYMENT FROM
                                                                     IMPACT FROM                           AFFILIATE FOR
                                                 IMPACT FROM        PAYMENT FROM        TOTAL RETURN       TRANSFER AGENT
                                                PAYMENT FROM        AFFILIATE FOR         EXCLUDING          ALLOCATION
                                              AFFILIATE FOR SEC        TRADING          PAYMENTS FROM       METHODOLOGY
                                                 SETTLEMENT        REIMBURSEMENTS         AFFILIATE        REIMBURSEMENTS
                                              FOR THE SIX-MONTH   FOR THE SIX-MONTH   FOR THE SIX-MONTH       FOR THE
                                                PERIOD ENDED        PERIOD ENDED        PERIOD ENDED         YEAR ENDED
        FUND                                   APRIL 30, 2007      APRIL 30, 2007      APRIL 30, 2007     OCTOBER 31, 2004
        ----                                  -----------------   -----------------   -----------------   ----------------
        Advisers Fund Class A...............        0.07%                 --%                7.20%              0.19%
        Advisers Fund Class B...............        0.08                  --                 6.80               0.26
        Advisers Fund Class C...............        0.07                  --                 6.88               0.21
        Advisers Fund Class Y...............        0.07                  --                 7.49                 --
        Capital Appreciation Fund Class A...        0.03                  --                 7.63                 --
        Capital Appreciation Fund Class B...        0.04                  --                 7.20                 --
        Capital Appreciation Fund Class C...        0.04                  --                 7.26                 --
        Capital Appreciation Fund Class I...        0.03                  --                 7.77                 --
        Capital Appreciation Fund Class Y...        0.03                  --                 7.84                 --
        Disciplined Equity Fund Class A.....        0.08                  --                 9.44                 --
        Disciplined Equity Fund Class B.....        0.08                  --                 9.05                 --
        Disciplined Equity Fund Class C.....        0.08                  --                 9.08               0.01
        Disciplined Equity Fund Class Y.....        0.07                  --                 9.78                 --
        Dividend and Growth Fund Class A....        0.03                  --                10.21               0.06
        Dividend and Growth Fund Class B....        0.03                  --                 9.76                 --
        Dividend and Growth Fund Class C....        0.03                  --                 9.81               0.04
        Dividend and Growth Fund Class I....        0.03                  --                10.41                 --
        Dividend and Growth Fund Class Y....        0.03                  --                10.43                 --
        Fundamental Growth Fund Class A.....        0.28                  --                 9.04               0.03
        Fundamental Growth Fund Class B.....        0.29                  --                 8.69                 --
        Fundamental Growth Fund Class C.....        0.29                  --                 8.59               0.06
        Fundamental Growth Fund Class Y.....        0.28                  --                 9.24                 --
        Global Communications Fund Class
          A.................................        0.02                  --                15.10                 --
        Global Communications Fund Class
          B.................................        0.02                  --                14.71                 --
        Global Communications Fund Class
          C.................................        0.02                  --                14.75                 --


                                                TOTAL RETURN
                                                 EXCLUDING
                                               PAYMENTS FROM
                                                 AFFILIATE
                                                  FOR THE
                                                 YEAR ENDED
        FUND                                  OCTOBER 31, 2004
        ----                                  ----------------
        Advisers Fund Class A...............        3.74%
        Advisers Fund Class B...............        2.95
        Advisers Fund Class C...............        3.06
        Advisers Fund Class Y...............          --
        Capital Appreciation Fund Class A...          --
        Capital Appreciation Fund Class B...          --
        Capital Appreciation Fund Class C...          --
        Capital Appreciation Fund Class I...          --
        Capital Appreciation Fund Class Y...          --
        Disciplined Equity Fund Class A.....          --
        Disciplined Equity Fund Class B.....          --
        Disciplined Equity Fund Class C.....        5.24
        Disciplined Equity Fund Class Y.....          --
        Dividend and Growth Fund Class A....       12.47
        Dividend and Growth Fund Class B....          --
        Dividend and Growth Fund Class C....       11.72
        Dividend and Growth Fund Class I....          --
        Dividend and Growth Fund Class Y....          --
        Fundamental Growth Fund Class A.....        2.21
        Fundamental Growth Fund Class B.....        1.48
        Fundamental Growth Fund Class C.....        1.53
        Fundamental Growth Fund Class Y.....          --
        Global Communications Fund Class
          A.................................          --
        Global Communications Fund Class
          B.................................          --
        Global Communications Fund Class
          C.................................          --

--------------------------------------------------------------------------------

                                                                                                            IMPACT FROM
                                                                                                            PAYMENT FROM
                                                                     IMPACT FROM                           AFFILIATE FOR
                                                 IMPACT FROM        PAYMENT FROM        TOTAL RETURN       TRANSFER AGENT
                                                PAYMENT FROM        AFFILIATE FOR         EXCLUDING          ALLOCATION
                                              AFFILIATE FOR SEC        TRADING          PAYMENTS FROM       METHODOLOGY
                                                 SETTLEMENT        REIMBURSEMENTS         AFFILIATE        REIMBURSEMENTS
                                              FOR THE SIX-MONTH   FOR THE SIX-MONTH   FOR THE SIX-MONTH       FOR THE
                                                PERIOD ENDED        PERIOD ENDED        PERIOD ENDED         YEAR ENDED
        FUND                                   APRIL 30, 2007      APRIL 30, 2007      APRIL 30, 2007     OCTOBER 31, 2004
        ----                                  -----------------   -----------------   -----------------   ----------------
        Global Communications Fund Class
          Y.................................        0.02%                 --%               15.33%                --%
        Global Financial Services Fund Class
          A.................................        0.02                  --                 8.86                 --
        Global Financial Services Fund Class
          B.................................        0.02                  --                 8.51                 --
        Global Financial Services Fund Class
          C.................................        0.02                  --                 8.41                 --
        Global Financial Services Fund Class
          Y.................................        0.02                  --                 9.12                 --
        Global Health Fund Class A..........        0.01                  --                 9.01                 --
        Global Health Fund Class B..........        0.01                  --                 8.54                 --
        Global Health Fund Class C..........        0.01                  --                 8.60                 --
        Global Health Fund Class I..........        0.01                  --                 9.41                 --
        Global Health Fund Class Y..........        0.01                  --                 9.26                 --
        Global Leaders Fund Class A.........        0.26                  --                 9.07                 --
        Global Leaders Fund Class B.........        0.27                  --                 8.68                 --
        Global Leaders Fund Class C.........        0.27                  --                 8.69                 --
        Global Leaders Fund Class Y.........        0.25                  --                 9.42                 --
        Global Technology Fund Class A......        0.04                  --                 7.72                 --
        Global Technology Fund Class B......        0.04                  --                 7.17                 --
        Global Technology Fund Class C......        0.04                  --                 7.00                 --
        Global Technology Fund Class Y......        0.04                  --                 7.87                 --
        Growth Fund Class A.................        0.01                  --                 6.30                 --
        Growth Fund Class B.................        0.01                  --                 5.88                 --
        Growth Fund Class C.................        0.01                  --                 5.94                 --
        Growth Fund Class I.................        0.01                  --                 6.47                 --
        Growth Fund Class L.................        0.01                  --                 6.44                 --
        Growth Fund Class Y.................        0.01                  --                 6.54                 --
        Growth Opportunities Fund Class A...        0.03                  --                14.14                 --
        Growth Opportunities Fund Class B...        0.04                  --                13.70                 --
        Growth Opportunities Fund Class C...        0.04                  --                13.70                 --
        Growth Opportunities Fund Class I...        0.03                  --                14.32                 --
        Growth Opportunities Fund Class L...        0.03                  --                14.29                 --
        Growth Opportunities Fund Class Y...        0.03                  --                14.38                 --
        High Yield Fund Class A.............          --                  --                   --               0.01
        High Yield Fund Class B.............          --                  --                   --                 --
        High Yield Fund Class C.............          --                  --                   --               0.10
        International Capital Appreciation
          Fund Class A......................          --                  --                13.11                 --
        International Capital Appreciation
          Fund Class B......................          --                  --                12.67                 --
        International Capital Appreciation
          Fund Class C......................          --                  --                12.68                 --
        International Capital Appreciation
          Fund Class I......................          --                  --                13.33                 --
        International Capital Appreciation
          Fund Class Y......................          --                  --                13.42                 --
        International Opportunities Fund
          Class A...........................        0.01                  --                14.43                 --
        International Opportunities Fund
          Class B...........................        0.01                  --                14.04                 --
        International Opportunities Fund
          Class C...........................        0.01                  --                14.03                 --
        International Opportunities Fund
          Class Y...........................        0.01                  --                14.75                 --
        MidCap Fund Class A.................        0.08                  --                15.00                 --
        MidCap Fund Class B.................        0.09                  --                14.56                 --
        MidCap Fund Class C.................        0.09                  --                14.58                 --
        MidCap Fund Class Y.................        0.08                  --                15.28                 --
        MidCap Growth Fund Class A..........          --                0.13                19.30                 --
        MidCap Growth Fund Class B..........          --                0.13                18.74                 --
        MidCap Growth Fund Class C..........          --                0.13                18.73                 --
        MidCap Growth Fund Class Y..........          --                0.13                19.45                 --


                                                TOTAL RETURN
                                                 EXCLUDING
                                               PAYMENTS FROM
                                                 AFFILIATE
                                                  FOR THE
                                                 YEAR ENDED
        FUND                                  OCTOBER 31, 2004
        ----                                  ----------------
        Global Communications Fund Class
          Y.................................          --%
        Global Financial Services Fund Class
          A.................................          --
        Global Financial Services Fund Class
          B.................................          --
        Global Financial Services Fund Class
          C.................................          --
        Global Financial Services Fund Class
          Y.................................          --
        Global Health Fund Class A..........          --
        Global Health Fund Class B..........          --
        Global Health Fund Class C..........          --
        Global Health Fund Class I..........          --
        Global Health Fund Class Y..........          --
        Global Leaders Fund Class A.........          --
        Global Leaders Fund Class B.........          --
        Global Leaders Fund Class C.........          --
        Global Leaders Fund Class Y.........          --
        Global Technology Fund Class A......          --
        Global Technology Fund Class B......          --
        Global Technology Fund Class C......          --
        Global Technology Fund Class Y......          --
        Growth Fund Class A.................          --
        Growth Fund Class B.................          --
        Growth Fund Class C.................          --
        Growth Fund Class I.................          --
        Growth Fund Class L.................          --
        Growth Fund Class Y.................          --
        Growth Opportunities Fund Class A...          --
        Growth Opportunities Fund Class B...          --
        Growth Opportunities Fund Class C...          --
        Growth Opportunities Fund Class I...          --
        Growth Opportunities Fund Class L...          --
        Growth Opportunities Fund Class Y...          --
        High Yield Fund Class A.............        9.25
        High Yield Fund Class B.............        8.45
        High Yield Fund Class C.............        8.44
        International Capital Appreciation
          Fund Class A......................          --
        International Capital Appreciation
          Fund Class B......................          --
        International Capital Appreciation
          Fund Class C......................          --
        International Capital Appreciation
          Fund Class I......................          --
        International Capital Appreciation
          Fund Class Y......................          --
        International Opportunities Fund
          Class A...........................          --
        International Opportunities Fund
          Class B...........................          --
        International Opportunities Fund
          Class C...........................          --
        International Opportunities Fund
          Class Y...........................          --
        MidCap Fund Class A.................          --
        MidCap Fund Class B.................          --
        MidCap Fund Class C.................          --
        MidCap Fund Class Y.................          --
        MidCap Growth Fund Class A..........          --
        MidCap Growth Fund Class B..........          --
        MidCap Growth Fund Class C..........          --
        MidCap Growth Fund Class Y..........          --

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                                            IMPACT FROM
                                                                                                            PAYMENT FROM
                                                                     IMPACT FROM                           AFFILIATE FOR
                                                 IMPACT FROM        PAYMENT FROM        TOTAL RETURN       TRANSFER AGENT
                                                PAYMENT FROM        AFFILIATE FOR         EXCLUDING          ALLOCATION
                                              AFFILIATE FOR SEC        TRADING          PAYMENTS FROM       METHODOLOGY
                                                 SETTLEMENT        REIMBURSEMENTS         AFFILIATE        REIMBURSEMENTS
                                              FOR THE SIX-MONTH   FOR THE SIX-MONTH   FOR THE SIX-MONTH       FOR THE
                                                PERIOD ENDED        PERIOD ENDED        PERIOD ENDED         YEAR ENDED
        FUND                                   APRIL 30, 2007      APRIL 30, 2007      APRIL 30, 2007     OCTOBER 31, 2004
        ----                                  -----------------   -----------------   -----------------   ----------------
        MidCap Value Fund Class A...........        0.01%                 --%               15.85%                --%
        MidCap Value Fund Class B...........        0.01                  --                15.43                 --
        MidCap Value Fund Class C...........        0.01                  --                15.51                 --
        MidCap Value Fund Class Y...........        0.01                  --                16.22                 --
        Small Company Fund Class A..........        0.16                  --                13.16                 --
        Small Company Fund Class B..........        0.18                  --                12.73                 --
        Small Company Fund Class C..........        0.18                  --                12.66                 --
        Small Company Fund Class I..........        0.16                  --                13.36                 --
        Small Company Fund Class Y..........        0.16                  --                13.39                 --
        SmallCap Growth Fund Class A........        0.01                  --                 7.40                 --
        SmallCap Growth Fund Class B........        0.01                  --                 7.00                 --
        SmallCap Growth Fund Class C........        0.01                  --                 6.94                 --
        SmallCap Growth Fund Class I........        0.01                  --                 7.49                 --
        SmallCap Growth Fund Class L........        0.01                  --                 7.46                 --
        SmallCap Growth Fund Class Y........        0.01                  --                 7.53                 --
        Stock Fund Class A..................        0.13                  --                 9.47                 --
        Stock Fund Class B..................        0.14                  --                 9.04                 --
        Stock Fund Class C..................        0.14                  --                 9.13                 --
        Stock Fund Class Y..................        0.12                  --                 9.78                 --
        Total Return Bond Fund Class A......          --                  --                   --               0.02
        Total Return Bond Fund Class B......          --                  --                   --               0.02
        Total Return Bond Fund Class C......          --                  --                   --               0.19
        Value Fund Class A..................          --                  --                10.25                 --
        Value Fund Class B..................          --                  --                 9.76                 --
        Value Fund Class C..................          --                  --                 9.76                 --
        Value Fund Class Y..................          --                  --                10.50                 --
        Value Opportunities Fund Class A....        0.01                  --                11.88                 --
        Value Opportunities Fund Class B....        0.01                  --                11.42                 --
        Value Opportunities Fund Class C....        0.01                  --                11.45                 --
        Value Opportunities Fund Class I....        0.01                  --                12.02                 --
        Value Opportunities Fund Class L....        0.01                  --                11.96                 --
        Value Opportunities Fund Class Y....        0.01                  --                12.30                 --


                                                TOTAL RETURN
                                                 EXCLUDING
                                               PAYMENTS FROM
                                                 AFFILIATE
                                                  FOR THE
                                                 YEAR ENDED
        FUND                                  OCTOBER 31, 2004
        ----                                  ----------------
        MidCap Value Fund Class A...........          --%
        MidCap Value Fund Class B...........          --
        MidCap Value Fund Class C...........          --
        MidCap Value Fund Class Y...........          --
        Small Company Fund Class A..........          --
        Small Company Fund Class B..........          --
        Small Company Fund Class C..........          --
        Small Company Fund Class I..........          --
        Small Company Fund Class Y..........          --
        SmallCap Growth Fund Class A........          --
        SmallCap Growth Fund Class B........          --
        SmallCap Growth Fund Class C........          --
        SmallCap Growth Fund Class I........          --
        SmallCap Growth Fund Class L........          --
        SmallCap Growth Fund Class Y........          --
        Stock Fund Class A..................          --
        Stock Fund Class B..................          --
        Stock Fund Class C..................          --
        Stock Fund Class Y..................          --
        Total Return Bond Fund Class A......        5.08
        Total Return Bond Fund Class B......        4.35
        Total Return Bond Fund Class C......        4.57
        Value Fund Class A..................          --
        Value Fund Class B..................          --
        Value Fund Class C..................          --
        Value Fund Class Y..................          --
        Value Opportunities Fund Class A....          --
        Value Opportunities Fund Class B....          --
        Value Opportunities Fund Class C....          --
        Value Opportunities Fund Class I....          --
        Value Opportunities Fund Class L....          --
        Value Opportunities Fund Class Y....          --

        Subsequent events: On May 2, 2007, Small Company Fund was reimbursed $909 in trading reimbursements relating to the change in portfolio managers of the Fund.

        Small Company Fund will receive a payment from The Hartford in regard to incorrect IPO allocations to the Fund. The anticipated reimbursement to the Fund will be $226. The payment is expected to be made before the Fund's fiscal year end.

4.  AFFILIATE HOLDINGS:

    As of April 30, 2007, affiliates of The Hartford had ownership of shares in the Funds as follows:

        FUND                              CLASS A    CLASS B    CLASS C    CLASS I    CLASS R3    CLASS R4    CLASS R5    CLASS Y
        ----                              -------    -------    -------    -------    --------    --------    --------    -------
        Adviser Fund....................      --        --         --        --           1           1           1         --
        Balanced Allocation Fund........      --        --         --        --           1           1           1         --
        Balanced Income Fund............     960        25         25        --          NA          NA          NA         10
        Capital Appreciation Fund.......      --        --         --        --           *           *           *         --
        Capital Appreciation II Fund....      --        --         --        --           1           1           1          9
        Conservative Allocation Fund....      --        --         --        --           1           1           1         --
        Dividend and Growth Fund........      --        --         --        --           *           *           *         --
        Disciplined Equity Fund.........      --        --         --        --           1           1           1         --
        Equity Growth Allocation Fund...      --        --         --         1           1           1           1         --
        Equity Income Fund..............      --        --         --        --           1           1           1         --
        Floating Rate Fund..............      --        --         --        --           1           1           1         --

--------------------------------------------------------------------------------

        FUND                              CLASS A    CLASS B    CLASS C    CLASS I    CLASS R3    CLASS R4    CLASS R5    CLASS Y
        ----                              -------    -------    -------    -------    --------    --------    --------    -------
        Global Health Fund..............      --        --         --        --           1           1           1         --
        Global Financial Services
          Fund..........................     617        --         --        --          NA          NA          NA         --
        Global Leaders Fund.............      --        --         --        --           1           1           1         --
        Growth Allocation Fund..........      --        --         --        --           1           1           1         --
        Growth Fund.....................      --        --         --        --           1           1           1         --
        Growth Opportunities Fund.......      --        --         --        --           *           *           *         --
        High Yield Fund.................      --        --         --        --           1           1           1         --
        Income Allocation Fund..........      --        --         --        --           1           1           1         --
        Inflation Plus Fund.............      --        --         --        --           1           1           1         --
        International Capital
          Appreciation Fund.............      --        --         --        --           1           1           1         --
        International Opportunities
          Fund..........................      --        --         --        --           1           1           1         --
        LargeCap Growth Fund............     941        25         25        --          NA          NA          NA         10
        MidCap Growth Fund..............     950        25         25        --          NA          NA          NA         10
        Money Market Fund...............      --        --         --        --          10          10          10         --
        Retirement Income Fund..........      27        12         12        --           1           1           1         12
        Select MidCap Growth Fund.......      --        --         --        --          NA          NA          NA          9
        Select MidCap Value Fund........   1,381        51         51        --          NA          NA          NA         51
        Select SmallCap Value Fund......   1,443        25         25        --          NA          NA          NA         10
        Small Company Fund..............     475        --         --        --           *           *           *         --
        SmallCap Growth Fund............     320        --         --        --           *           *           *         --
        Stock Fund......................      --        --         --        --           *           *           *         --
        Target Retirement 2010 Fund.....      25        14         14        --           1           1           1         14
        Target Retirement 2020 Fund.....       8         1          1        --           1           1           1          1
        Target Retirement 2030 Fund.....       8         3          3        --           1           1           1          3
        Tax-Free California Fund........     835        --         --        --          NA          NA          NA         NA
        Tax-Free Minnesota Fund.........      --        --         --        --          NA          NA          NA          1
        Tax-Free National Fund..........      --        --         --        --          NA          NA          NA          1
        Tax-Free New York Fund..........     959       116        116        --          NA          NA          NA         NA
        Total Return Bond Fund..........      --        --         --        --           1           1           1         --
        U.S. Government Securities
          Fund..........................      --        --         --        --          NA          NA          NA          1
        Value Fund......................      --        --         --        --           1           1           1         --
        Value Opportunities Fund........      --        --         --        --           1           1           1         --

          * Due to the presentation of the financial statements in thousands, the number of shares held round to zero.
        NA Not applicable

5.  INVESTMENT TRANSACTIONS:

    For the six-month period ended April 30, 2007, the cost of purchases and proceeds from sales of securities for Money Market Fund were $1,015,738 and $1,003,485, respectively. The cost of purchases and proceeds from sales of securities (excluding short-term investments) for the other portfolios were as follows:

                                                                                                   COST OF
                                                       COST OF PURCHASES    SALES PROCEEDS        PURCHASES       SALES PROCEEDS
                                                           EXCLUDING           EXCLUDING             FOR                FOR
                                                        U.S. GOVERNMENT     U.S. GOVERNMENT    U.S. GOVERNMENT    U.S. GOVERNMENT
        FUND                                              OBLIGATIONS         OBLIGATIONS        OBLIGATIONS        OBLIGATIONS
        ----                                           -----------------    ---------------    ---------------    ---------------
        Advisers Fund................................     $  700,869          $  869,048         $   27,801         $   85,236
        Balanced Allocation Fund.....................        375,905             294,169                 --                 --
        Balanced Income Fund.........................         14,906               1,949              1,247                275
        Capital Appreciation Fund....................      8,083,152           6,405,796                 --                 --
        Capital Appreciation II Fund.................        579,187             265,214                 --                 --
        Conservative Allocation Fund.................         72,772              57,150                 --                 --
        Disciplined Equity Fund......................        111,009             217,963                 --                 --
        Dividend and Growth Fund.....................        505,286             408,246                 --                 --
        Equity Growth Allocation Fund................        122,548              93,138                 --                 --
        Equity Income Fund...........................        294,813              97,563                 --                 --
        Floating Rate Fund...........................      2,606,424             617,249                 --                 --
        Fundamental Growth Fund......................         69,936              81,983                 --                 --
        Global Communications Fund...................         22,129              18,822                 --                 --
        Global Financial Services Fund...............         16,196              15,132                 --                 --
        Global Health Fund...........................        220,525             157,109                 --                 --
        Global Leaders Fund..........................        365,024             386,395                 --                 --

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                                   COST OF
                                                       COST OF PURCHASES    SALES PROCEEDS        PURCHASES       SALES PROCEEDS
                                                           EXCLUDING           EXCLUDING             FOR                FOR
                                                        U.S. GOVERNMENT     U.S. GOVERNMENT    U.S. GOVERNMENT    U.S. GOVERNMENT
        FUND                                              OBLIGATIONS         OBLIGATIONS        OBLIGATIONS        OBLIGATIONS
        ----                                           -----------------    ---------------    ---------------    ---------------
        Global Technology Fund.......................         35,548              38,403                 --                 --
        Growth Allocation Fund.......................        372,433             313,130                 --                 --
        Growth Fund..................................        537,867             715,741                 --                 --
        Growth Opportunities Fund....................        660,177             703,658                 --                 --
        High Yield Fund..............................        223,067             245,460                 --                 --
        Income Allocation Fund.......................         16,102               9,021                 --                 --
        Income Fund..................................        216,322             134,061            105,004             74,792
        Inflation Plus Fund..........................            331              56,007          1,812,955          1,915,134
        International Capital Appreciation Fund......        482,331             460,663                 --                 --
        International Opportunities Fund.............        328,796             264,304                 --                 --
        International Small Company Fund.............        174,128             125,891                 --                 --
        LargeCap Growth Fund.........................         15,687               5,428                 --                 --
        MidCap Fund..................................        908,075             922,928                 --                 --
        MidCap Growth Fund...........................         29,088              23,523
        MidCap Value Fund............................         72,092             135,976                 --                 --
        Retirement Income Fund.......................          1,023                 402                 --                 --
        Select MidCap Growth Fund....................         34,372              66,214                 --                 --
        Select MidCap Value Fund.....................         76,335              97,737                 --                 --
        Select SmallCap Value Fund...................         99,105              25,375
        Short Duration Fund..........................         72,294              44,169             24,036             12,602
        Small Company Fund...........................        472,174             425,420                 --                 --
        SmallCap Growth Fund.........................        193,379             261,762                 --                 --
        Stock Fund...................................        563,404             690,135                 --                 --
        Target Retirement 2010 Fund..................          6,208               1,359                 --                 --
        Target Retirement 2020 Fund..................          9,032               1,076                 --                 --
        Target Retirement 2030 Fund..................          7,728               1,389                 --                 --
        Tax-Free California Fund.....................          7,563               4,292                 --                 --
        Tax-Free Minnesota Fund......................          5,864               3,472                 --                 --
        Tax-Free National Fund.......................         54,509              21,813                 --                 --
        Tax-Free New York Fund.......................          1,831                 951                 --                 --
        Total Return Bond Fund.......................      1,268,356           1,103,164            812,663            780,905
        U.S. Government Securities Fund..............         61,842              67,077             40,896             47,467
        Value Fund...................................        232,149              51,784                 --                 --
        Value Opportunities Fund.....................         66,055             152,840                 --                 --

6.  CAPITAL SHARE TRANSACTIONS:

    The following information is for the six-month period ended April 30, 2007 and the year ended October 31, 2006:

                                                                  SHARES ISSUED FOR
                                           SHARES SOLD          REINVESTED DIVIDENDS         SHARES REDEEMED
                                    -------------------------   ---------------------   -------------------------
                                       2007          2006         2007        2006         2007          2006
                                    -----------   -----------   ---------   ---------   ----------   ------------
    ADVISERS FUND:
    Class A  Shares...............       3,484         5,913         882       1,293       (8,435)       (20,561)
            Amount................  $   60,024    $   94,790    $ 14,986    $ 20,524    $(144,965)   $  (328,675)
    Class B  Shares...............         247           706         183         244       (4,416)        (9,117)
            Amount................  $    4,178    $   11,190    $  3,064    $  3,830    $ (75,239)   $  (144,469)
    Class C  Shares...............         226           595         124         153       (1,454)        (4,156)
            Amount................  $    3,887    $    9,531    $  2,092    $  2,436    $ (24,967)   $   (66,459)
    Class R3 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class Y  Shares...............          36           102          17          24          (28)           (68)
            Amount................  $      632    $    1,645    $    292    $    381    $    (483)   $    (1,097)

                                         SHARES ISSUED
                                          FROM MERGER
                                       M, N AND H TO L OR       NET INCREASE (DECREASE)
                                          E OR Z TO Y                  OF SHARES
                                    ------------------------   -------------------------
                                       2007         2006          2007          2006
                                    ----------   -----------   -----------   -----------
    ADVISERS FUND:
    Class A  Shares...............         --            --        (4,069)      (13,355)
            Amount................  $      --     $      --    $  (69,955)   $ (213,361)
    Class B  Shares...............         --            --        (3,986)       (8,167)
            Amount................  $      --     $      --    $  (67,997)   $ (129,449)
    Class C  Shares...............         --            --        (1,104)       (3,408)
            Amount................  $      --     $      --    $  (18,988)   $  (54,492)
    Class R3 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R4 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R5 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class Y  Shares...............         --            --            25            58
            Amount................  $      --     $      --    $      441    $      929

--------------------------------------------------------------------------------

                                                                  SHARES ISSUED FOR
                                           SHARES SOLD          REINVESTED DIVIDENDS         SHARES REDEEMED
                                    -------------------------   ---------------------   -------------------------
                                       2007          2006         2007        2006         2007          2006
                                    -----------   -----------   ---------   ---------   ----------   ------------
    BALANCED ALLOCATION FUND:
    Class A  Shares...............       7,583        19,071       1,632         584       (3,793)        (5,910)
            Amount................  $   91,354    $  220,432    $ 19,359    $  6,675    $ (45,752)   $   (68,331)
    Class B  Shares...............       1,330         3,455         351          95         (766)        (1,092)
            Amount................  $   15,996    $   39,827    $  4,149    $  1,083    $  (9,209)   $   (12,605)
    Class C  Shares...............       3,221         6,694         489         123       (1,283)        (1,987)
            Amount................  $   38,824    $   77,177    $  5,782    $  1,397    $ (15,435)   $   (22,926)
    Class I  Shares...............          71            30           2          --           (7)            (1)
            Amount................  $      862    $      354    $     25    $     --    $     (91)   $        (6)
    Class R3 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    BALANCED INCOME FUND:
    Class A  Shares...............       1,228         1,099          24           6          (75)            --
            Amount................  $   13,103    $   11,040    $    257    $     56    $    (801)   $        (2)
    Class B  Shares...............          67            29           1          --           --             --
            Amount................  $      718    $      293    $      8    $      1    $      (1)   $        (1)
    Class C  Shares...............         127            40           1          --           (9)            (1)
            Amount................  $    1,366    $      396    $     10    $      1    $     (96)   $       (10)
    Class R3 Shares...............          --            --          --          --           --             --
            Amount................  $       --    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............          --            --          --          --           --             --
            Amount................  $       --    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............          --            --          --          --           --             --
            Amount................  $       --    $       --    $     --    $     --    $      --    $        --
    Class Y  Shares...............          --            10          --          --           --             --
            Amount................  $       --    $      100    $      2    $      1    $      --    $        --
    CAPITAL APPRECIATION FUND:
    Class A  Shares...............      44,075        84,017      17,872      14,870      (19,926)       (30,418)
            Amount................  $1,680,932    $3,124,042    $659,969    $506,913    $(761,678)   $(1,131,379)
    Class B  Shares...............       4,141         8,674       4,371       4,950       (4,474)       (10,212)
            Amount................  $  143,350    $  296,102    $146,177    $155,430    $(155,169)   $  (346,891)
    Class C  Shares...............      16,814        29,995       6,331       5,348       (5,643)        (7,758)
            Amount................  $  584,032    $1,028,852    $212,674    $168,448    $(196,640)   $  (265,307)
    Class I  Shares...............       1,493           131          17          --          (38)            --
            Amount................  $   56,847    $    5,082    $    626    $     --    $  (1,440)   $        --
    Class R3 Shares...............           1            --          --          --           --             --
            Amount................  $       34    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............          --            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............          --            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class Y  Shares...............       5,791         3,241       1,019         605         (436)          (400)
            Amount................  $  236,145    $  127,775    $ 40,269    $ 21,836    $ (17,938)   $   (15,793)

    CAPITAL APPRECIATION II FUND:
    Class A  Shares...............      15,583        15,712         400          68       (2,491)        (2,554)
            Amount................  $  215,214    $  195,318    $  5,193    $    756    $ (34,052)   $   (31,236)
    Class B  Shares...............       2,049         1,831          52           8         (141)          (168)
            Amount................  $   27,963    $   22,555    $    666    $     89    $  (1,902)   $    (2,061)
    Class C  Shares...............       8,102         6,194         166          23         (421)          (468)
            Amount................  $  110,721    $   76,372    $  2,128    $    261    $  (5,741)   $    (5,716)
    Class I  Shares...............       3,047           252           6          --         (927)            --
            Amount................  $   42,209    $    3,204    $     77    $     --    $ (12,495)   $        (1)

                                         SHARES ISSUED
                                          FROM MERGER
                                       M, N AND H TO L OR       NET INCREASE (DECREASE)
                                          E OR Z TO Y                  OF SHARES
                                    ------------------------   -------------------------
                                       2007         2006          2007          2006
                                    ----------   -----------   -----------   -----------
    BALANCED ALLOCATION FUND:
    Class A  Shares...............         --            --         5,422        13,745
            Amount................  $      --     $      --    $   64,961    $   158,77
    Class B  Shares...............         --            --           915         2,458
            Amount................  $      --     $      --    $   10,936    $   28,305
    Class C  Shares...............         --            --         2,427         4,830
            Amount................  $      --     $      --    $   29,171    $   55,648
    Class I  Shares...............         --            --            66            29
            Amount................  $      --     $      --    $      796    $      348
    Class R3 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R4 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R5 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    BALANCED INCOME FUND:
    Class A  Shares...............         --            --         1,177         1,105
            Amount................  $      --     $      --    $   12,559    $   11,094
    Class B  Shares...............         --            --            68            29
            Amount................  $      --     $      --    $      725    $      293
    Class C  Shares...............         --            --           119            39
            Amount................  $      --     $      --    $    1,280    $      387
    Class R3 Shares...............         --            --            --            --
            Amount................  $      --     $      --    $       --    $       --
    Class R4 Shares...............         --            --            --            --
            Amount................  $      --     $      --    $       --    $       --
    Class R5 Shares...............         --            --            --            --
            Amount................  $      --     $      --    $       --    $       --
    Class Y  Shares...............         --            --            --            10
            Amount................  $      --     $      --    $        2    $      101
    CAPITAL APPRECIATION FUND:
    Class A  Shares...............         --            --        42,021        68,469
            Amount................  $      --     $      --    $1,579,223    $2,499,576
    Class B  Shares...............         --            --         4,038         3,412
            Amount................  $      --     $      --    $  134,358    $  104,641
    Class C  Shares...............         --            --        17,502        27,585
            Amount................  $      --     $      --    $  600,066    $  931,993
    Class I  Shares...............         --            --         1,472           131
            Amount................  $      --     $      --    $   56,033    $    5,082
    Class R3 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       34    $       --
    Class R4 Shares...............         --            --            --            --
            Amount................  $      --     $      --    $       10    $       --
    Class R5 Shares...............         --            --            --            --
            Amount................  $      --     $      --    $       10    $       --
    Class Y  Shares...............         --            --         6,374         3,446
            Amount................  $      --     $      --    $  258,476    $  133,818
    CAPITAL APPRECIATION II FUND:
    Class A  Shares...............         --            --        13,492        13,226
            Amount................  $      --     $      --    $  186,355    $  164,838
    Class B  Shares...............         --            --         1,960         1,671
            Amount................  $      --     $      --    $   26,727    $   20,583
    Class C  Shares...............         --            --         7,847         5,749
            Amount................  $      --     $      --    $  107,108    $   70,917
    Class I  Shares...............         --            --         2,126           252
            Amount................  $      --     $      --    $   29,791    $    3,203

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  SHARES ISSUED FOR
                                           SHARES SOLD          REINVESTED DIVIDENDS         SHARES REDEEMED
                                    -------------------------   ---------------------   -------------------------
                                       2007          2006         2007        2006         2007          2006
                                    -----------   -----------   ---------   ---------   ----------   ------------
    CAPITAL APPRECIATION II FUND:
      (CONTINUED)
    Class R3 Shares...............          23            --          --          --          (12)            --
            Amount................  $      317    $       --    $     --    $     --    $    (171)   $        --
    Class R4 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class Y  Shares...............          --            --          --          --           --            (21)
            Amount................  $       --    $       --    $      3    $      5    $      --    $      (259)

    CONSERVATIVE ALLOCATION FUND:
    Class A  Shares...............       1,689         4,226         371         244         (955)        (2,764)
            Amount................  $   18,696    $   45,809    $  4,062    $  2,610    $ (10,582)   $   (29,932)
    Class B  Shares...............         288           781          75          44         (163)          (338)
            Amount................  $    3,183    $    8,456    $    816    $    476    $  (1,799)   $    (3,670)
    Class C  Shares...............       1,521         2,288         118          78       (1,340)        (1,727)
            Amount................  $   16,752    $   24,716    $  1,286    $    832    $ (14,892)   $   (18,742)
    Class I  Shares...............         315             1           2          --           (1)            --
            Amount................  $    3,476    $       10    $     23    $     --    $     (11)   $        --
    Class R3 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --

    DISCIPLINED EQUITY FUND:
    Class A  Shares...............         417           935          99          24       (1,894)        (4,408)
            Amount................  $    5,706    $   11,655    $  1,346    $    299    $ (25,839)   $   (54,869)
    Class B  Shares...............          63           149           3          --         (433)          (841)
            Amount................  $      815    $    1,770    $     38    $     --    $  (5,643)   $    (9,997)
    Class C  Shares...............          38            70           1          --         (324)          (737)
            Amount................  $      482    $      842    $     17    $     --    $  (4,195)   $    (8,780)
    Class R3 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class Y  Shares...............         674         5,783          47          45       (6,520)           (70)
            Amount................  $    9,544    $   73,790    $    659    $    573    $ (89,351)   $      (884)

    DIVIDEND AND GROWTH FUND:
    Class A  Shares...............      13,503        21,843       8,752       5,992       (7,999)       (16,022)
            Amount................  $  284,917    $  433,830    $178,167    $113,149    $(168,504)   $  (316,783)
    Class B  Shares...............       1,465         2,428       1,151         816       (1,809)        (4,214)
            Amount................  $   30,432    $   47,610    $ 23,005    $ 15,076    $ (37,567)   $   (82,135)
    Class C  Shares...............       1,442         2,192         995         679       (1,212)        (2,804)
            Amount................  $   29,890    $   43,037    $ 19,855    $ 12,532    $ (25,094)   $   (54,455)
    Class I  Shares...............          34            --          --          --           (3)            --
            Amount................  $      708    $       10    $      5    $     --    $     (74)   $        --
    Class R3 Shares...............          --            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............          --            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............          --            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class Y  Shares...............         361         1,165         401         327       (1,223)        (1,299)
            Amount................  $    7,675    $   23,005    $  8,266    $  6,264    $ (25,911)   $   (25,711)

                                         SHARES ISSUED
                                          FROM MERGER
                                       M, N AND H TO L OR       NET INCREASE (DECREASE)
                                          E OR Z TO Y                  OF SHARES
                                    ------------------------   -------------------------
                                       2007         2006          2007          2006
                                    ----------   -----------   -----------   -----------
    CAPITAL APPRECIATION II FUND:
      (CONTINUED)
    Class R3 Shares...............         --            --            11            --
            Amount................  $      --     $      --    $      146    $       --
    Class R4 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R5 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class Y  Shares...............         --            --            --           (21)
            Amount................  $      --     $      --    $        3    $     (254)
    CONSERVATIVE ALLOCATION FUND:
    Class A  Shares...............         --            --         1,105         1,706
            Amount................  $      --     $      --    $   12,176    $   18,487
    Class B  Shares...............         --            --           200           487
            Amount................  $      --     $      --    $    2,200    $    5,262
    Class C  Shares...............         --            --           299           639
            Amount................  $      --     $      --    $    3,146    $    6,806
    Class I  Shares...............         --            --           316             1
            Amount................  $      --     $      --    $    3,488    $       10
    Class R3 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R4 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R5 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    DISCIPLINED EQUITY FUND:
    Class A  Shares...............         --            --        (1,378)       (3,449)
            Amount................  $      --     $      --    $  (18,787)   $  (42,915)
    Class B  Shares...............         --            --          (367)         (692)
            Amount................  $      --     $      --    $   (4,790)   $   (8,227)
    Class C  Shares...............         --            --          (285)         (667)
            Amount................  $      --     $      --    $   (3,696)   $   (7,938)
    Class R3 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R4 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R5 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class Y  Shares...............         --            --        (5,799)        5,758
            Amount................  $      --     $      --    $  (79,148)   $   73,479
    DIVIDEND AND GROWTH FUND:
    Class A  Shares...............         --            --        14,256        11,813
            Amount................  $      --     $      --    $  294,580    $  230,196
    Class B  Shares...............         --            --           807          (970)
            Amount................  $      --     $      --    $   15,870    $  (19,449)
    Class C  Shares...............         --            --         1,225            67
            Amount................  $      --     $      --    $   24,651    $    1,114
    Class I  Shares...............         --            --            31            --
            Amount................  $      --     $      --    $      639    $       10
    Class R3 Shares...............         --            --            --            --
            Amount................  $      --     $      --    $       10    $       --
    Class R4 Shares...............         --            --            --            --
            Amount................  $      --     $      --    $       10    $       --
    Class R5 Shares...............         --            --            --            --
            Amount................  $      --     $      --    $       10    $       --
    Class Y  Shares...............         --            --          (461)          193
            Amount................  $      --     $      --    $   (9,970)   $    3,558

--------------------------------------------------------------------------------

                                                                  SHARES ISSUED FOR
                                           SHARES SOLD          REINVESTED DIVIDENDS         SHARES REDEEMED
                                    -------------------------   ---------------------   -------------------------
                                       2007          2006         2007        2006         2007          2006
                                    -----------   -----------   ---------   ---------   ----------   ------------
    EQUITY GROWTH ALLOCATION FUND:
    Class A  Shares...............       2,203         4,899         342          42         (757)        (1,216)
            Amount................  $   29,712    $   61,480    $  4,489    $    510    $ (10,224)   $   (15,270)
    Class B  Shares...............         448         1,044          83           3         (145)          (278)
            Amount................  $    6,010    $   13,071    $  1,077    $     36    $  (1,952)   $    (3,471)
    Class C  Shares...............         781         2,047         115           5         (345)          (965)
            Amount................  $   10,486    $   25,510    $  1,505    $     55    $  (4,648)   $   (11,848)
    Class I  Shares...............           3             1          --          --           --             --
            Amount................  $       47    $       10    $     --    $     --    $      --    $        --
    Class R3 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --

    EQUITY INCOME FUND:
    Class A  Shares...............       8,062        10,053       1,854         810       (2,126)        (4,434)
            Amount................  $  113,221    $  131,486    $ 25,241    $ 10,337    $ (29,853)   $   (57,353)
    Class B  Shares...............         535           719         132          45         (254)          (489)
            Amount................  $    7,492    $    9,425    $  1,788    $    564    $  (3,577)   $    (6,321)
    Class C  Shares...............         606           798         182          66         (357)          (886)
            Amount................  $    8,473    $   10,592    $  2,466    $    830    $  (4,993)   $   (11,291)
    Class I  Shares...............          35             8          --          --           (1)            --
            Amount................  $      490    $      106    $      8    $     --    $     (11)   $        --
    Class R3 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class Y  Shares...............       8,329           823         234           5         (214)          (354)
            Amount................  $  114,953    $   10,950    $  3,231    $     60    $  (3,057)   $    (4,966)

    FLOATING RATE FUND:
    Class A  Shares...............     123,445       176,071       3,711       3,137      (54,220)       (47,642)
            Amount................  $1,251,985    $1,783,858    $ 37,617    $ 31,686    $(549,796)   $  (482,556)
    Class B  Shares...............       2,319         3,969          83          64         (419)          (420)
            Amount................  $   23,498    $   40,179    $    844    $    648    $  (4,250)   $    (4,254)
    Class C  Shares...............      83,650        77,439       2,208       1,490       (9,794)        (6,104)
            Amount................  $  847,841    $  783,956    $ 22,356    $ 15,041    $ (99,265)   $   (61,784)
    Class I  Shares...............      50,834         6,294         631          18       (9,989)          (200)
            Amount................  $  515,739    $   63,716    $  6,401    $    184    $(101,392)   $    (2,026)
    Class R3 Shares...............           3            --          --          --           --             --
            Amount................  $       35    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class Y  Shares...............       2,383         3,878         225         274          (20)          (114)
            Amount................  $   24,171    $   39,234    $  2,283    $  2,763    $    (206)   $    (1,148)

    FUNDAMENTAL GROWTH FUND:
    Class A  Shares...............          44           275          --          27         (603)        (1,534)
            Amount................  $      510    $    2,936    $     --    $    291    $  (7,032)   $   (16,258)
    Class B  Shares...............          15            58          --          --         (162)          (348)
            Amount................  $      169    $      602    $     --    $     --    $  (1,822)   $    (3,590)

                                         SHARES ISSUED
                                          FROM MERGER
                                       M, N AND H TO L OR       NET INCREASE (DECREASE)
                                          E OR Z TO Y                  OF SHARES
                                    ------------------------   -------------------------
                                       2007         2006          2007          2006
                                    ----------   -----------   -----------   -----------
    EQUITY GROWTH ALLOCATION FUND:
    Class A  Shares...............         --            --         1,788         3,725
            Amount................  $      --     $      --    $   23,977    $   46,720
    Class B  Shares...............         --            --           386           769
            Amount................  $      --     $      --    $    5,135    $    9,636
    Class C  Shares...............         --            --           551         1,087
            Amount................  $      --     $      --    $    7,343    $   13,717
    Class I  Shares...............         --            --             3             1
            Amount................  $      --     $      --    $       47    $       10
    Class R3 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R4 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R5 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    EQUITY INCOME FUND:
    Class A  Shares...............         --            --         7,790         6,429
            Amount................  $      --     $      --    $  108,609    $   84,470
    Class B  Shares...............         --            --           413           275
            Amount................  $      --     $      --    $    5,703    $    3,668
    Class C  Shares...............         --            --           431           (22)
            Amount................  $      --     $      --    $    5,946    $      131
    Class I  Shares...............         --            --            34             8
            Amount................  $      --     $      --    $      487    $      106
    Class R3 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R4 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R5 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class Y  Shares...............         --            --         8,349           474
            Amount................  $      --     $      --    $  115,127    $    6,044
    FLOATING RATE FUND:
    Class A  Shares...............         --            --        72,936       131,566
            Amount................  $      --     $      --    $  739,806    $1,332,988
    Class B  Shares...............         --            --         1,983         3,613
            Amount................  $      --     $      --    $   20,092    $   36,573
    Class C  Shares...............         --            --        76,064        72,825
            Amount................  $      --     $      --    $  770,932    $  737,213
    Class I  Shares...............         --            --        41,476         6,112
            Amount................  $      --     $      --    $  420,748    $   61,874
    Class R3 Shares...............         --            --             3            --
            Amount................  $      --     $      --    $       35    $       --
    Class R4 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R5 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class Y  Shares...............         --            --         2,588         4,038
            Amount................  $      --     $      --    $   26,248    $   40,849
    FUNDAMENTAL GROWTH FUND:
    Class A  Shares...............         --            --          (559)       (1,232)
            Amount................  $      --     $      --    $   (6,522)   $  (13,031)
    Class B  Shares...............         --            --          (147)         (290)
            Amount................  $      --     $      --    $   (1,653)   $   (2,988)

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  SHARES ISSUED FOR
                                           SHARES SOLD          REINVESTED DIVIDENDS         SHARES REDEEMED
                                    -------------------------   ---------------------   -------------------------
                                       2007          2006         2007        2006         2007          2006
                                    -----------   -----------   ---------   ---------   ----------   ------------
    FUNDAMENTAL GROWTH FUND:
      (CONTINUED)
    Class C  Shares...............          51            62          --          --         (229)          (521)
            Amount................  $      582    $      640    $     --    $     --    $  (2,583)   $    (5,389)
    Class Y  Shares...............           6             9          --          --          (20)           (11)
            Amount................  $       67    $       98    $     --    $      5    $    (240)   $      (124)

    GLOBAL COMMUNICATIONS FUND:
    Class A  Shares...............       1,050         1,932          33          33         (722)        (2,088)
            Amount................  $    9,190    $   14,513    $    280    $    244    $  (6,359)   $   (14,704)
    Class B  Shares...............         104           234           7           4          (65)          (117)
            Amount................  $      877    $    1,718    $     55    $     27    $    (549)   $      (838)
    Class C  Shares...............         222           429           6           3          (80)          (150)
            Amount................  $    1,892    $    3,120    $     53    $     19    $    (672)   $    (1,076)
    Class Y  Shares...............          40            61           2           2          (26)           (30)
            Amount................  $      350    $      460    $     23    $     12    $    (222)   $      (235)

    GLOBAL FINANCIAL SERVICES
      FUND:
    Class A  Shares...............         258           469         101          11         (229)          (158)
            Amount................  $    3,547    $    6,307    $  1,348    $    134    $  (3,202)   $    (2,058)
    Class B  Shares...............          20            58          17           1          (21)           (56)
            Amount................  $      267    $      737    $    232    $     12    $    (289)   $      (722)
    Class C  Shares...............          81           103          19           1          (25)           (50)
            Amount................  $    1,087    $    1,335    $    254    $      8    $    (344)   $      (632)
    Class Y  Shares...............          55             9           5           1          (18)           (10)
            Amount................  $      762    $      128    $     67    $     10    $    (249)   $      (127)

    GLOBAL HEALTH FUND:
    Class A  Shares...............       6,119        10,199         732         762       (2,329)        (2,925)
            Amount................  $  108,587    $  172,479    $ 12,317    $ 12,090    $ (41,189)   $   (49,348)
    Class B  Shares...............         323           675         189         276         (473)          (694)
            Amount................  $    5,426    $   10,885    $  3,013    $  4,176    $  (7,911)   $   (11,132)
    Class C  Shares...............       1,456         1,731         214         274         (504)          (807)
            Amount................  $   24,584    $   27,974    $  3,401    $  4,150    $  (8,418)   $   (12,939)
    Class I  Shares...............         544            44           2          --         (351)            --
            Amount................  $    9,665    $      784    $     27    $     --    $  (6,277)   $        --
    Class R3 Shares...............           1            --          --          --           --             --
            Amount................  $       22    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class Y  Shares...............          18           114         405         597          (10)          (281)
            Amount................  $      333    $    1,981    $  7,106    $  9,803    $    (176)   $    (4,950)

    GLOBAL LEADERS FUND:
    Class A  Shares...............         749         1,677       1,100         291       (2,387)        (5,356)
            Amount................  $   14,542    $   31,222    $ 20,508    $  4,961    $ (46,341)   $   (98,431)
    Class B  Shares...............          94           292         223          57         (596)        (1,203)
            Amount................  $    1,716    $    5,140    $  3,904    $    916    $ (10,888)   $   (21,020)
    Class C  Shares...............          90           194         190          50         (414)        (1,108)
            Amount................  $    1,637    $    3,416    $  3,337    $    807    $  (7,551)   $   (19,418)
    Class R3 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class Y  Shares...............       1,167         3,682         457          81         (840)          (164)
            Amount................  $   23,540    $   70,888    $  8,887    $  1,465    $ (16,582)   $    (3,181)

                                         SHARES ISSUED
                                          FROM MERGER
                                       M, N AND H TO L OR       NET INCREASE (DECREASE)
                                          E OR Z TO Y                  OF SHARES
                                    ------------------------   -------------------------
                                       2007         2006          2007          2006
                                    ----------   -----------   -----------   -----------
    FUNDAMENTAL GROWTH FUND:
      (CONTINUED)
    Class C  Shares...............         --            --          (178)         (459)
            Amount................  $      --     $      --    $   (2,001)   $   (4,749)
    Class Y  Shares...............         --            --           (14)           (2)
            Amount................  $      --     $      --    $     (173)   $      (21)
    GLOBAL COMMUNICATIONS FUND:
    Class A  Shares...............         --            --           361          (123)
            Amount................  $      --     $      --    $    3,111    $       53
    Class B  Shares...............         --            --            46           121
            Amount................  $      --     $      --    $      383    $      907
    Class C  Shares...............         --            --           148           282
            Amount................  $      --     $      --    $    1,273    $    2,063
    Class Y  Shares...............         --            --            16            33
            Amount................  $      --     $      --    $      151    $      237
    GLOBAL FINANCIAL SERVICES
      FUND:
    Class A  Shares...............         --            --           130           322
            Amount................  $      --     $      --    $    1,693    $    4,383
    Class B  Shares...............         --            --            16             3
            Amount................  $      --     $      --    $      210    $       27
    Class C  Shares...............         --            --            75            54
            Amount................  $      --     $      --    $      997    $      711
    Class Y  Shares...............         --            --            42            --
            Amount................  $      --     $      --    $      580    $       11
    GLOBAL HEALTH FUND:
    Class A  Shares...............         --            --         4,522         8,036
            Amount................  $      --     $      --    $   79,715    $  135,221
    Class B  Shares...............         --            --            39           257
            Amount................  $      --     $      --    $      528    $    3,929
    Class C  Shares...............         --            --         1,166         1,198
            Amount................  $      --     $      --    $   19,567    $   19,185
    Class I  Shares...............         --            --           195            44
            Amount................  $      --     $      --    $    3,415    $      784
    Class R3 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       22    $       --
    Class R4 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R5 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class Y  Shares...............         --            --           413           430
            Amount................  $      --     $      --    $    7,263    $    6,834
    GLOBAL LEADERS FUND:
    Class A  Shares...............         --            --          (538)       (3,388)
            Amount................  $      --     $      --    $  (11,291)   $  (62,248)
    Class B  Shares...............         --            --          (279)         (854)
            Amount................  $      --     $      --    $   (5,268)   $  (14,964)
    Class C  Shares...............         --            --          (134)         (864)
            Amount................  $      --     $      --    $   (2,577)   $  (15,195)
    Class R3 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R4 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R5 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class Y  Shares...............         --            --           784         3,599
            Amount................  $      --     $      --    $   15,845    $   69,172

--------------------------------------------------------------------------------

                                                                  SHARES ISSUED FOR
                                           SHARES SOLD          REINVESTED DIVIDENDS         SHARES REDEEMED
                                    -------------------------   ---------------------   -------------------------
                                       2007          2006         2007        2006         2007          2006
                                    -----------   -----------   ---------   ---------   ----------   ------------
    GLOBAL TECHNOLOGY FUND:
    Class A  Shares...............         588         2,377          --          --       (1,034)        (2,043)
            Amount................  $    3,484    $   13,278    $     --    $     --    $  (6,123)   $   (11,154)
    Class B  Shares...............         102           252          --          --         (241)          (501)
            Amount................  $      581    $    1,345    $     --    $     --    $  (1,360)   $    (2,596)
    Class C  Shares...............         217           434          --          --         (240)          (545)
            Amount................  $    1,221    $    2,312    $     --    $     --    $  (1,347)   $    (2,821)
    Class R3 Shares...............          --            --          --          --           --             --
            Amount................  $       --    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............          --            --          --          --           --             --
            Amount................  $       --    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............          --            --          --          --           --             --
            Amount................  $       --    $       --    $     --    $     --    $      --    $        --
    Class Y  Shares...............         101            73          --          --          (28)           (62)
            Amount................  $      612    $      406    $     --    $     --    $    (168)   $      (350)

    GROWTH ALLOCATION FUND:
    Class A  Shares...............       5,727        14,253       1,184         218       (2,615)        (3,471)
            Amount................  $   73,315    $  172,307    $ 14,829    $  2,574    $ (33,521)   $   (41,894)
    Class B  Shares...............       1,374         3,507         297          33         (552)          (838)
            Amount................  $   17,500    $   42,151    $  3,694    $    391    $  (7,026)   $   (10,106)
    Class C  Shares...............       2,283         7,158         452          46       (1,735)        (1,736)
            Amount................  $   29,042    $   86,258    $  5,620    $    534    $ (22,011)   $   (20,878)
    Class I  Shares...............          45             1          --          --           (1)            --
            Amount................  $      564    $       10    $      5    $     --    $     (11)   $        --
    Class R3 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --

    GROWTH FUND:
    Class A  Shares...............       4,880        14,712       2,347          --      (10,688)       (13,049)
            Amount................  $   86,326    $  266,545    $ 40,196    $     --    $(191,186)   $  (236,091)
    Class B  Shares...............          99           378         216          --         (505)          (674)
            Amount................  $    1,520    $    6,108    $  3,228    $     --    $  (7,779)   $   (10,763)
    Class C  Shares...............         487         1,376         377          --       (1,172)        (1,485)
            Amount................  $    7,502    $   22,210    $  5,646    $     --    $ (18,122)   $   (23,799)
    Class H  Shares...............          13            58          79          --          (91)          (409)
            Amount................  $      206    $      941    $  1,195    $     --    $  (1,416)   $    (6,608)
    Class I  Shares...............       1,257           106          69          --         (103)            --
            Amount................  $   22,938    $    1,972    $  1,183    $     --    $  (1,823)   $        --
    Class L  Shares...............         226           597       1,038          --       (1,762)        (2,787)
            Amount................  $    4,050    $   10,999    $ 18,026    $     --    $ (31,656)   $   (51,150)
    Class M  Shares...............          20            75          83          --          (88)          (337)
            Amount................  $      303    $    1,232    $  1,257    $     --    $  (1,381)   $    (5,459)
    Class N  Shares...............           3            12          20          --          (15)           (61)
            Amount................  $       49    $      198    $    299    $     --    $    (230)   $      (997)
    Class R3 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class Y  Shares...............         298         5,741         430          --       (2,819)        (1,830)
            Amount................  $    5,436    $  108,099    $  7,557    $     --    $ (51,574)   $   (33,915)

                                         SHARES ISSUED
                                          FROM MERGER
                                       M, N AND H TO L OR       NET INCREASE (DECREASE)
                                          E OR Z TO Y                  OF SHARES
                                    ------------------------   -------------------------
                                       2007         2006          2007          2006
                                    ----------   -----------   -----------   -----------
    GLOBAL TECHNOLOGY FUND:
    Class A  Shares...............         --            --          (446)          334
            Amount................  $      --     $      --    $   (2,639)   $    2,124
    Class B  Shares...............         --            --          (139)         (249)
            Amount................  $      --     $      --    $     (779)   $   (1,251)
    Class C  Shares...............         --            --           (23)         (111)
            Amount................  $      --     $      --    $     (126)   $     (509)
    Class R3 Shares...............         --            --            --            --
            Amount................  $      --     $      --    $       --    $       --
    Class R4 Shares...............         --            --            --            --
            Amount................  $      --     $      --    $       --    $       --
    Class R5 Shares...............         --            --            --            --
            Amount................  $      --     $      --    $       --    $       --
    Class Y  Shares...............         --            --            73            11
            Amount................  $      --     $      --    $      444    $       56
    GROWTH ALLOCATION FUND:
    Class A  Shares...............         --            --         4,296        11,000
            Amount................  $      --     $      --    $   54,623    $  132,987
    Class B  Shares...............         --            --         1,119         2,702
            Amount................  $      --     $      --    $   14,168    $   32,436
    Class C  Shares...............         --            --         1,000         5,468
            Amount................  $      --     $      --    $   12,651    $   65,914
    Class I  Shares...............         --            --            44             1
            Amount................  $      --     $      --    $      558    $       10
    Class R3 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R4 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R5 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    GROWTH FUND:
    Class A  Shares...............         --            --        (3,461)        1,663
            Amount................  $      --     $      --       (64,664)   $   30,454
    Class B  Shares...............         --            --          (190)         (296)
            Amount................  $      --     $      --        (3,031)   $   (4,655)
    Class C  Shares...............         --            --          (308)         (109)
            Amount................  $      --     $      --        (4,974)   $   (1,589)
    Class H  Shares...............       (929)           --          (928)         (351)
            Amount................  $ (30,962)    $      --       (30,977)   $   (5,667)
    Class I  Shares...............         --            --         1,223           106
            Amount................  $      --     $      --        22,298    $    1,972
    Class L  Shares...............      1,875            --         1,377        (2,190)
            Amount................  $  65,128     $      --        55,548    $  (40,151)
    Class M  Shares...............       (987)           --          (972)         (262)
            Amount................  $ (26,545)    $      --       (26,366)   $   (4,227)
    Class N  Shares...............       (241)           --          (233)          (49)
            Amount................  $  (7,621)    $      --        (7,503)   $     (799)
    Class R3 Shares...............         --            --             1            --
            Amount................  $      --     $      --            10    $       --
    Class R4 Shares...............         --            --             1            --
            Amount................  $      --     $      --            10    $       --
    Class R5 Shares...............         --            --             1            --
            Amount................  $      --     $      --            10    $       --
    Class Y  Shares...............         --            --        (2,091)        3,911
            Amount................  $      --     $      --       (38,581)   $   74,184

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  SHARES ISSUED FOR
                                           SHARES SOLD          REINVESTED DIVIDENDS         SHARES REDEEMED
                                    -------------------------   ---------------------   -------------------------
                                       2007          2006         2007        2006         2007          2006
                                    -----------   -----------   ---------   ---------   ----------   ------------
    GROWTH OPPORTUNITIES FUND:
    Class A  Shares...............       3,368         8,579         578         268       (1,663)        (2,516)
            Amount................  $   97,573    $  245,120    $ 15,958    $  7,160    $ (48,666)   $   (71,765)
    Class B  Shares...............         142           628         115          69         (143)          (182)
            Amount................  $    3,515    $   15,570    $  2,686    $  1,609    $  (3,541)   $    (4,473)
    Class C  Shares...............         537         1,341         147          66         (233)          (301)
            Amount................  $   13,287    $   33,215    $  3,440    $  1,526    $  (5,730)   $    (7,419)
    Class H  Shares...............          20            79         116         130         (111)          (415)
            Amount................  $      490    $    1,979    $  2,764    $  3,053    $  (2,756)   $   (10,317)
    Class I  Shares...............          53             3          --          --           (1)            --
            Amount................  $    1,532    $       73    $      6    $     --    $     (17)   $        --
    Class L  Shares...............         279           585       1,407       1,435       (1,577)        (2,588)
            Amount................  $    8,303    $   16,889    $ 39,412    $ 38,851    $ (46,677)   $   (74,520)
    Class M  Shares...............          16            59          73          78          (58)          (215)
            Amount................  $      403    $    1,465    $  1,744    $  1,817    $  (1,455)   $    (5,353)
    Class N  Shares...............           5            12          18          19          (12)           (38)
            Amount................  $      112    $      303    $    434    $    435    $    (278)   $      (946)
    Class R3 Shares...............           3            --          --          --           --             --
            Amount................  $       81    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............          --            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............          --            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class Y  Shares...............         653         1,470         134          68       (1,154)           (87)
            Amount................  $   19,404    $   43,059    $  3,797    $  1,841    $ (34,146)   $    (2,512)
    Class Z  Shares...............           5            20          79          80          (41)          (113)
            Amount................  $      140    $      614    $  2,327    $  2,251    $  (1,257)   $    (3,413)

    HIGH YIELD FUND:
    Class A  Shares...............       3,385         8,977         730       1,417       (3,501)       (10,688)
            Amount................  $   27,463    $   70,114    $  5,924    $ 11,061    $ (28,376)   $   (83,544)
    Class B  Shares...............         373           431         106         235         (728)        (2,047)
            Amount................  $    3,023    $    3,366    $    862    $  1,833    $  (5,899)   $   (15,998)
    Class C  Shares...............         441           656         101         222         (835)        (2,402)
            Amount................  $    3,574    $    5,119    $    815    $  1,733    $  (6,777)   $   (18,759)
    Class R3 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class Y  Shares...............         114           660          16         230       (2,693)        (1,164)
            Amount................  $      935    $    5,159    $    131    $  1,794    $ (21,508)   $    (9,111)

    INCOME ALLOCATION FUND:
    Class A  Shares...............       1,030         1,804          51          93         (355)        (1,297)
            Amount................  $   10,259    $   17,725    $    506    $    912    $  (3,532)   $   (12,731)
    Class B  Shares...............          64           240           6          15          (86)          (180)
            Amount................  $      632    $    2,363    $     66    $    141    $    (854)   $    (1,774)
    Class C  Shares...............         211           465          10          28         (248)          (459)
            Amount................  $    2,100    $    4,577    $     98    $    270    $  (2,458)   $    (4,516)
    Class I  Shares...............          54             1          --          --           --             --
            Amount................  $      540    $       10    $      4    $     --    $     (10)   $        --
    Class R3 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --

                                         SHARES ISSUED
                                          FROM MERGER
                                       M, N AND H TO L OR       NET INCREASE (DECREASE)
                                          E OR Z TO Y                  OF SHARES
                                    ------------------------   -------------------------
                                       2007         2006          2007          2006
                                    ----------   -----------   -----------   -----------
    GROWTH OPPORTUNITIES FUND:
    Class A  Shares...............         --            --         2,283         6,331
            Amount................  $      --     $      --    $   64,865    $  180,515
    Class B  Shares...............         --            --           114           515
            Amount................  $      --     $      --    $    2,660    $   12,706
    Class C  Shares...............         --            --           451         1,106
            Amount................  $      --     $      --    $   10,997    $   27,322
    Class H  Shares...............     (1,339)           --        (1,314)         (206)
            Amount................  $ (56,180)    $      --    $  (55,682)   $   (5,285)
    Class I  Shares...............         --            --            52             3
            Amount................  $      --     $      --    $    1,521    $       73
    Class L  Shares...............      2,047            --         2,156          (568)
            Amount................  $  96,854     $      --    $   97,892    $  (18,780)
    Class M  Shares...............       (858)           --          (827)          (78)
            Amount................  $ (32,158)    $      --    $  (31,466)   $   (2,071)
    Class N  Shares...............       (219)           --          (208)           (7)
            Amount................  $  (8,516)    $      --    $   (8,248)   $     (208)
    Class R3 Shares...............         --            --             3            --
            Amount................  $      --     $      --    $       81    $       --
    Class R4 Shares...............         --            --            --            --
            Amount................  $      --     $      --    $       10    $       --
    Class R5 Shares...............         --            --            --            --
            Amount................  $      --     $      --    $       10    $       --
    Class Y  Shares...............      1,238            --           871         1,451
            Amount................  $  44,879     $      --    $   33,934    $   42,388
    Class Z  Shares...............     (1,190)           --        (1,147)          (13)
            Amount................  $ (44,879)    $      --    $  (43,669)   $     (548)
    HIGH YIELD FUND:
    Class A  Shares...............         --            --           614          (294)
            Amount................  $      --     $      --    $    5,011    $   (2,369)
    Class B  Shares...............         --            --          (249)       (1,381)
            Amount................  $      --     $      --    $   (2,014)   $  (10,799)
    Class C  Shares...............         --            --          (293)       (1,524)
            Amount................  $      --     $      --    $   (2,388)   $  (11,907)
    Class R3 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R4 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R5 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class Y  Shares...............         --            --        (2,563)         (274)
            Amount................  $      --     $      --    $  (20,442)   $   (2,158)
    INCOME ALLOCATION FUND:
    Class A  Shares...............         --            --           726           600
            Amount................  $      --     $      --    $    7,233    $    5,906
    Class B  Shares...............         --            --           (16)           75
            Amount................  $      --     $      --    $     (156)   $      730
    Class C  Shares...............         --            --           (27)           34
            Amount................  $      --     $      --    $     (260)   $      331
    Class I  Shares...............         --            --            54             1
            Amount................  $      --     $      --    $      534    $       10
    Class R3 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R4 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R5 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --

--------------------------------------------------------------------------------

                                                                  SHARES ISSUED FOR
                                           SHARES SOLD          REINVESTED DIVIDENDS         SHARES REDEEMED
                                    -------------------------   ---------------------   -------------------------
                                       2007          2006         2007        2006         2007          2006
                                    -----------   -----------   ---------   ---------   ----------   ------------
    INCOME FUND:
    Class A  Shares...............       4,487         1,931         100         140         (480)        (1,299)
            Amount................  $   46,607    $   19,739    $  1,041    $  1,426    $  (4,987)   $   (13,210)
    Class B  Shares...............         227           303          13          19          (74)          (206)
            Amount................  $    2,354    $    3,092    $    134    $    193    $    (771)   $    (2,105)
    Class C  Shares...............         544           459          15          16         (154)          (193)
            Amount................  $    5,673    $    4,707    $    159    $    158    $  (1,602)   $    (1,982)
    Class Y  Shares...............       7,756         4,159         317         158         (218)           (43)
            Amount................  $   80,331    $   42,424    $  3,290    $  1,607    $  (2,253)   $      (437)

    INFLATION PLUS FUND:
    Class A  Shares...............         870         6,599         125       1,182       (8,270)       (19,610)
            Amount................  $    9,069    $   69,233    $  1,315    $ 12,325    $ (86,111)   $  (205,003)
    Class B  Shares...............          72           671          38         292       (1,648)        (3,298)
            Amount................  $      749    $    7,065    $    401    $  3,041    $ (17,146)   $   (34,349)
    Class C  Shares...............         303         3,716          83         840       (7,143)       (15,919)
            Amount................  $    3,154    $   39,087    $    869    $  8,763    $ (74,267)   $  (166,129)
    Class I  Shares...............          19             2          --          --           (1)            --
            Amount................  $      202    $       18    $     --    $     --    $     (10)   $        --
    Class R3 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class Y  Shares...............       1,293         4,633          83         544       (4,697)          (687)
            Amount................  $   13,463    $   48,407    $    881    $  5,664    $ (48,922)   $    (7,186)

    INTERNATIONAL CAPITAL
      APPRECIATION FUND:
    Class A  Shares...............       7,322         6,648       1,390         149       (1,741)        (3,344)
            Amount................  $  108,255    $   93,188    $ 19,326    $  1,845    $ (25,511)   $   (45,644)
    Class B  Shares...............         512           764         221          21         (217)          (374)
            Amount................  $    7,231    $   10,391    $  2,963    $    246    $  (3,073)   $    (4,998)
    Class C  Shares...............         598         1,086         279          26         (316)          (611)
            Amount................  $    8,460    $   14,849    $  3,729    $    307    $  (4,479)   $    (8,171)
    Class I  Shares...............          12             1          --          --           (3)            --
            Amount................  $      189    $       10    $      2    $     --    $     (52)   $        --
    Class R3 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class Y  Shares...............         150           987         243         117       (4,485)        (2,492)
            Amount................  $    2,220    $   13,640    $  3,442    $  1,490    $ (65,785)   $   (35,103)

    INTERNATIONAL OPPORTUNITIES
      FUND:
    Class A  Shares...............       1,651         4,125         296          27         (899)        (2,091)
            Amount................  $   28,002    $   61,337    $  4,823    $    371    $ (15,373)   $   (31,257)
    Class B  Shares...............         214           517          52          --         (241)          (532)
            Amount................  $    3,418    $    7,280    $    803    $     --    $  (3,863)   $    (7,467)
    Class C  Shares...............         222           322          37          --         (164)          (315)
            Amount................  $    3,488    $    4,529    $    563    $     --    $  (2,598)   $    (4,380)
    Class R3 Shares...............           1            --          --          --           --             --
            Amount................  $       22    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --

                                         SHARES ISSUED
                                          FROM MERGER
                                       M, N AND H TO L OR       NET INCREASE (DECREASE)
                                          E OR Z TO Y                  OF SHARES
                                    ------------------------   -------------------------
                                       2007         2006          2007          2006
                                    ----------   -----------   -----------   -----------
    INCOME FUND:
    Class A  Shares...............         --            --         4,107           772
            Amount................  $      --     $      --    $   42,661    $    7,955
    Class B  Shares...............         --            --           166           116
            Amount................  $      --     $      --    $    1,717    $    1,180
    Class C  Shares...............         --            --           405           282
            Amount................  $      --     $      --    $    4,230    $    2,883
    Class Y  Shares...............         --            --         7,855         4,274
            Amount................  $      --     $      --    $   81,368    $   43,594
    INFLATION PLUS FUND:
    Class A  Shares...............         --            --        (7,275)      (11,829)
            Amount................  $      --     $      --    $  (75,727)   $ (123,445)
    Class B  Shares...............         --            --        (1,538)       (2,335)
            Amount................  $      --     $      --    $  (15,996)   $  (24,243)
    Class C  Shares...............         --            --        (6,757)      (11,363)
            Amount................  $      --     $      --    $  (70,244)   $ (118,279)
    Class I  Shares...............         --            --            18             2
            Amount................  $      --     $      --    $      192    $       18
    Class R3 Shares...............         --            --             1            --
            Amount................         --            --    $       10    $       --
    Class R4 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R5 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class Y  Shares...............         --            --        (3,321)        4,490
            Amount................  $      --     $      --    $  (34,578)   $   46,885
    INTERNATIONAL CAPITAL
      APPRECIATION FUND:
    Class A  Shares...............         --            --         6,971         3,453
            Amount................  $      --     $      --    $  102,070    $   49,389
    Class B  Shares...............         --            --           516           411
            Amount................  $      --     $      --    $    7,121    $    5,639
    Class C  Shares...............         --            --           561           501
            Amount................  $      --     $      --    $    7,710    $    6,985
    Class I  Shares...............         --            --             9             1
            Amount................  $      --     $      --    $      139    $       10
    Class R3 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R4 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R5 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class Y  Shares...............         --            --        (4,092)       (1,388)
            Amount................  $      --     $      --    $  (60,123)   $  (19,973)
    INTERNATIONAL OPPORTUNITIES
      FUND:
    Class A  Shares...............         --            --         1,048         2,061
            Amount................  $      --     $      --    $   17,452    $   30,451
    Class B  Shares...............         --            --            25           (15)
            Amount................  $      --     $      --    $      358    $     (187)
    Class C  Shares...............         --            --            95             7
            Amount................  $      --     $      --    $    1,453    $      149
    Class R3 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       22    $       --
    Class R4 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  SHARES ISSUED FOR
                                           SHARES SOLD          REINVESTED DIVIDENDS         SHARES REDEEMED
                                    -------------------------   ---------------------   -------------------------
                                       2007          2006         2007        2006         2007          2006
                                    -----------   -----------   ---------   ---------   ----------   ------------
    INTERNATIONAL OPPORTUNITIES
      FUND: (CONTINUED)
    Class R5 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class Y  Shares...............       3,120         2,439         172           9         (306)          (223)
            Amount................  $   52,005    $   35,931    $  2,916    $    131    $  (5,484)   $    (3,434)

    INTERNATIONAL SMALL COMPANY
      FUND:
    Class A  Shares...............       3,133         2,850         613         331         (762)        (1,304)
            Amount................  $   48,944    $   42,844    $  8,847    $  4,265    $ (11,783)   $   (19,359)
    Class B  Shares...............         265           425         109          57          (71)          (160)
            Amount................  $    4,001    $    6,207    $  1,512    $    717    $  (1,075)   $    (2,317)
    Class C  Shares...............         592           492         162         119         (191)          (338)
            Amount................  $    8,917    $    7,108    $  2,221    $  1,465    $  (2,838)   $    (4,665)
    Class Y  Shares...............       2,174         2,826         851         648       (1,416)        (2,746)
            Amount................  $   32,870    $   41,469    $ 12,445    $  8,435    $ (21,870)   $   (42,341)

    LARGECAP GROWTH FUND:
    Class A  Shares...............         958            --           1          --           (3)            --
            Amount................  $    9,586    $       --    $     12    $     --    $     (29)   $        --
    Class B  Shares...............          30            --          --          --           --             --
            Amount................  $      301    $       --    $     --    $     --    $      (1)   $        --
    Class C  Shares...............          46            --          --          --           (1)            --
            Amount................  $      462    $       --    $     --    $     --    $      (9)   $        --
    Class Y  Shares...............          10            --          --          --           --             --
            Amount................  $      100    $       --    $     --    $     --    $      --    $        --

    MIDCAP FUND:
    Class A  Shares...............       4,774         7,134      13,077      11,935       (6,477)       (10,197)
            Amount................  $  110,726    $  176,389    $283,246    $271,649    $(149,936)   $  (251,372)
    Class B  Shares...............         132           203       3,711       3,680       (2,069)        (3,372)
            Amount................  $    2,674    $    4,539    $ 72,995    $ 77,839    $ (43,398)   $   (76,825)
    Class C  Shares...............         200           265       3,958       3,850       (2,178)        (2,944)
            Amount................  $    4,022    $    5,831    $ 78,338    $ 81,756    $ (45,902)   $   (67,347)
    Class Y  Shares...............         444         2,186       1,186         945       (1,581)        (1,310)
            Amount................  $   10,902    $   58,033    $ 27,346    $ 22,565    $ (38,292)   $   (34,176)

    MIDCAP GROWTH FUND:
    Class A  Shares...............         341           972          11          --          (13)            --
            Amount................  $    4,094    $    9,727    $    119    $     --    $    (165)   $        --
    Class B  Shares...............          38            28          --          --           (2)            --
            Amount................  $      459    $      281    $      3    $     --    $     (26)   $        --
    Class C  Shares...............          99            34          --          --           (3)            --
            Amount................  $    1,169    $      341    $      4    $     --    $     (34)   $        --
    Class Y  Shares...............          --            10          --          --           --             --
            Amount................  $       --    $      100    $      1    $     --    $      --    $        --

    MIDCAP VALUE FUND:
    Class A  Shares...............         162           352       3,037       2,207       (1,588)        (2,750)
            Amount................  $    2,247    $    4,807    $ 38,842    $ 27,216    $ (21,893)   $   (37,396)
    Class B  Shares...............          35            69         668         486         (443)          (682)
            Amount................  $      458    $      892    $  8,114    $  5,770    $  (5,780)   $    (8,913)
    Class C  Shares...............          36            56         654         490         (360)          (765)
            Amount................  $      461    $      706    $  7,941    $  5,822    $  (4,726)   $   (10,026)
    Class Y  Shares...............          31           506         155         307       (2,164)        (1,681)
            Amount................  $      445    $    7,088    $  2,054    $  3,881    $ (30,480)   $   (23,678)

    MONEY MARKET FUND:
    Class A  Shares...............     156,336       253,489       4,520       7,018     (131,949)      (235,223)
            Amount................  $  156,336    $  253,489    $  4,520    $  7,018    $(131,949)   $  (235,223)
    Class B  Shares...............       7,028        20,522         430         825      (10,458)       (24,068)
            Amount................  $    7,028    $   20,522    $    430    $    825    $ (10,458)   $   (24,068)

                                         SHARES ISSUED
                                          FROM MERGER
                                       M, N AND H TO L OR       NET INCREASE (DECREASE)
                                          E OR Z TO Y                  OF SHARES
                                    ------------------------   -------------------------
                                       2007         2006          2007          2006
                                    ----------   -----------   -----------   -----------
    INTERNATIONAL OPPORTUNITIES
      FUND: (CONTINUED)
    Class R5 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class Y  Shares...............         --            --         2,986         2,225
            Amount................  $      --     $      --    $   49,437    $   32,628
    INTERNATIONAL SMALL COMPANY
      FUND:
    Class A  Shares...............         --            --         2,984         1,877
            Amount................  $      --     $      --    $   46,008    $   27,750
    Class B  Shares...............         --            --           303           322
            Amount................  $      --     $      --    $    4,438    $    4,607
    Class C  Shares...............         --            --           563           273
            Amount................  $      --     $      --    $    8,300    $    3,908
    Class Y  Shares...............         --            --         1,609           728
            Amount................  $      --     $      --    $   23,445    $    7,563
    LARGECAP GROWTH FUND:
    Class A  Shares...............         --            --           956            --
            Amount................  $      --     $      --    $    9,569    $       --
    Class B  Shares...............         --            --            30            --
            Amount................  $      --     $      --    $      300    $       --
    Class C  Shares...............         --            --            45            --
            Amount................  $      --     $      --    $      453    $       --
    Class Y  Shares...............         --            --            10            --
            Amount................  $      --     $      --    $      100    $       --
    MIDCAP FUND:
    Class A  Shares...............         --            --        11,374         8,872
            Amount................  $      --     $      --    $  244,036    $  196,666
    Class B  Shares...............         --            --         1,774           511
            Amount................  $      --     $      --    $   32,271    $    5,553
    Class C  Shares...............         --            --         1,980         1,171
            Amount................  $      --     $      --    $   36,458    $   20,240
    Class Y  Shares...............         --            --            49         1,821
            Amount................  $      --     $      --    $      (44)   $   46,422
    MIDCAP GROWTH FUND:
    Class A  Shares...............         --            --           339           972
            Amount................  $      --     $      --    $    4,048    $    9,727
    Class B  Shares...............         --            --            36            28
            Amount................  $      --     $      --    $      436    $      281
    Class C  Shares...............         --            --            96            34
            Amount................  $      --     $      --    $    1,139    $      341
    Class Y  Shares...............         --            --            --            10
            Amount................  $      --     $      --    $        1    $      100
    MIDCAP VALUE FUND:
    Class A  Shares...............         --            --         1,611          (191)
            Amount................  $      --     $      --    $   19,196    $   (5,373)
    Class B  Shares...............         --            --           260          (127)
            Amount................  $      --     $      --    $    2,792    $   (2,251)
    Class C  Shares...............         --            --           330          (219)
            Amount................  $      --     $      --    $    3,676    $   (3,498)
    Class Y  Shares...............         --            --        (1,978)         (868)
            Amount................  $      --     $      --    $  (27,981)   $  (12,709)
    MONEY MARKET FUND:
    Class A  Shares...............         --            --        28,907        25,284
            Amount................  $      --     $      --    $   28,907    $   25,284
    Class B  Shares...............         --            --        (3,000)       (2,721)
            Amount................  $      --     $      --    $   (3,000)   $   (2,721)

--------------------------------------------------------------------------------

                                                                  SHARES ISSUED FOR
                                           SHARES SOLD          REINVESTED DIVIDENDS         SHARES REDEEMED
                                    -------------------------   ---------------------   -------------------------
                                       2007          2006         2007        2006         2007          2006
                                    -----------   -----------   ---------   ---------   ----------   ------------
    MONEY MARKET FUND: (CONTINUED)
    Class C  Shares...............       9,387        23,248         268         506      (11,338)       (25,547)
            Amount................  $    9,387    $   23,248    $    268    $    506    $ (11,338)   $   (25,547)
    Class R3 Shares...............          10            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............          10            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............          10            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class Y  Shares...............       1,689         5,073          85         680      (10,816)        (8,239)
            Amount................  $    1,689    $    5,073    $     85    $    680    $ (10,816)   $    (8,239)

    RETIREMENT INCOME FUND:
    Class A  Shares...............          62            42           1           1           (3)            (4)
            Amount................  $      600    $      400    $     11    $     10    $     (25)   $       (40)
    Class B  Shares...............           3            18          --          --           --             (1)
            Amount................  $       25    $      168    $      3    $      2    $      (2)   $        (9)
    Class C  Shares...............           8            17          --          --           (7)            (1)
            Amount................  $       84    $      151    $      3    $      2    $     (71)   $        (5)
    Class R3 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class Y  Shares...............          --            11          --          --           --             --
            Amount................  $       --    $      100    $      2    $      3    $      --    $        --

    SELECT MIDCAP GROWTH FUND:
    Class A  Shares...............         258           951          89          14         (831)          (356)
            Amount................  $    2,989    $   10,472    $    977    $    148    $  (9,543)   $    (3,864)
    Class B  Shares...............          43           176          14           2          (56)           (77)
            Amount................  $      500    $    1,938    $    150    $     22    $    (638)   $      (831)
    Class C  Shares...............          60           246          14           2          (57)           (74)
            Amount................  $      686    $    2,724    $    153    $     17    $    (651)   $      (766)
    Class Y  Shares...............          --         2,650          55          --       (2,587)          (130)
            Amount................  $        2    $   29,596    $    616    $      2    $ (29,285)   $    (1,447)

    SELECT MIDCAP VALUE FUND:
    Class A  Shares...............         935         2,104         158          48       (1,776)          (367)
            Amount................  $   11,955    $   24,175    $  1,910    $    520    $ (22,168)   $    (4,268)
    Class B  Shares...............          86           203          14           4          (87)           (29)
            Amount................  $    1,097    $    2,312    $    167    $     39    $  (1,083)   $      (335)
    Class C  Shares...............         150           398          25           7         (102)           (69)
            Amount................  $    1,897    $    4,556    $    293    $     70    $  (1,260)   $      (798)
    Class Y  Shares...............         145         1,564          42           1       (1,446)            --
            Amount................  $    1,779    $   18,010    $    503    $     15    $ (17,751)   $       (29)

    SELECT SMALLCAP VALUE FUND:
    Class A  Shares...............          83         1,449           3          --           (2)            --
            Amount................  $      971    $   14,491    $     30    $     --    $     (21)   $        --
    Class B  Shares...............           9            28          --          --           (1)            --
            Amount................  $      100    $      283    $      1    $     --    $      (6)   $        --
    Class C  Shares...............          11            26          --          --           --             --
            Amount................  $      135    $      256    $      1    $     --    $      (3)   $        --
    Class Y  Shares...............       7,216           140          31          --         (135)            --
            Amount................  $   79,365    $    1,496    $    342    $     --    $  (1,578)   $        --

                                         SHARES ISSUED
                                          FROM MERGER
                                       M, N AND H TO L OR       NET INCREASE (DECREASE)
                                          E OR Z TO Y                  OF SHARES
                                    ------------------------   -------------------------
                                       2007         2006          2007          2006
                                    ----------   -----------   -----------   -----------
    MONEY MARKET FUND: (CONTINUED)
    Class C  Shares...............         --            --        (1,683)       (1,793)
            Amount................  $      --     $      --    $   (1,683)   $   (1,793)
    Class R3 Shares...............         --            --            10            --
            Amount................  $      --     $      --    $       10    $       --
    Class R4 Shares...............         --            --            10            --
            Amount................  $      --     $      --    $       10    $       --
    Class R5 Shares...............         --            --            10            --
            Amount................  $      --     $      --    $       10    $       --
    Class Y  Shares...............         --            --        (9,042)       (2,486)
            Amount................  $      --     $      --    $   (9,042)   $   (2,486)
    RETIREMENT INCOME FUND:
    Class A  Shares...............         --            --            60            39
            Amount................  $      --     $      --    $      586    $      370
    Class B  Shares...............         --            --             3            17
            Amount................  $      --     $      --    $       26    $      161
    Class C  Shares...............         --            --             1            16
            Amount................  $      --     $      --    $       16    $      148
    Class R3 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R4 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R5 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class Y  Shares...............         --            --            --            11
            Amount................  $      --     $      --    $        2    $      103
    SELECT MIDCAP GROWTH FUND:
    Class A  Shares...............         --            --          (484)          609
            Amount................  $      --     $      --    $   (5,577)   $    6,756
    Class B  Shares...............         --            --             1           101
            Amount................  $      --     $      --    $       12    $    1,129
    Class C  Shares...............         --            --            17           174
            Amount................  $      --     $      --    $      188    $    1,975
    Class Y  Shares...............         --            --        (2,532)        2,520
            Amount................  $      --     $      --    $  (28,667)   $   28,151
    SELECT MIDCAP VALUE FUND:
    Class A  Shares...............         --            --          (683)        1,785
            Amount................  $      --     $      --    $   (8,303)   $   20,427
    Class B  Shares...............         --            --            13           178
            Amount................  $      --     $      --    $      181    $    2,016
    Class C  Shares...............         --            --            73           336
            Amount................  $      --     $      --    $      930    $    3,828
    Class Y  Shares...............         --            --        (1,259)        1,565
            Amount................  $      --     $      --    $  (15,469)   $   17,996
    SELECT SMALLCAP VALUE FUND:
    Class A  Shares...............         --            --            84         1,449
            Amount................  $      --     $      --    $      980    $   14,491
    Class B  Shares...............         --            --             8            28
            Amount................  $      --     $      --    $       95    $      283
    Class C  Shares...............         --            --            11            26
            Amount................  $      --     $      --    $      133    $      256
    Class Y  Shares...............         --            --         7,112           140
            Amount................  $      --     $      --    $   78,129    $    1,496

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  SHARES ISSUED FOR
                                           SHARES SOLD          REINVESTED DIVIDENDS         SHARES REDEEMED
                                    -------------------------   ---------------------   -------------------------
                                       2007          2006         2007        2006         2007          2006
                                    -----------   -----------   ---------   ---------   ----------   ------------
    SHORT DURATION FUND:
    Class A  Shares...............         672         1,123          48          79         (718)        (1,466)
            Amount................  $    6,664    $   11,072    $    473    $    775    $  (7,109)   $   (14,451)
    Class B  Shares...............          60           164          10          18         (140)          (394)
            Amount................  $      593    $    1,617    $    100    $    180    $  (1,389)   $    (3,886)
    Class C  Shares...............          62           330          19          40         (290)        (1,249)
            Amount................  $      617    $    3,262    $    187    $    392    $  (2,877)   $   (12,309)
    Class Y  Shares...............       5,048         4,024         340         323         (972)        (2,384)
            Amount................  $   49,893    $   39,655    $  3,359    $  3,180    $  (9,617)   $   (23,454)

    SMALL COMPANY FUND:
    Class A  Shares...............       2,268         1,637         808          --       (1,326)        (1,269)
            Amount................  $   48,666    $   34,295    $ 16,243    $     --    $ (28,030)   $   (26,637)
    Class B  Shares...............         130           108         251          --         (377)          (797)
            Amount................  $    2,552    $    2,089    $  4,640    $     --    $  (7,388)   $   (15,616)
    Class C  Shares...............         351           289         223          --         (237)          (489)
            Amount................  $    6,911    $    5,563    $  4,116    $     --    $  (4,657)   $    (9,564)
    Class I  Shares...............          41             3          --          --           (1)            --
            Amount................  $      887    $       69    $      8    $     --    $     (49)   $        --
    Class R3 Shares...............           2            --          --          --           --             --
            Amount................  $       46    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............          --            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............          --            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class Y  Shares...............       2,528         2,771         395          --       (1,085)          (223)
            Amount................  $   56,539    $   61,859    $  8,399    $     --    $ (23,952)   $    (4,791)

    SMALLCAP GROWTH FUND:
    Class A  Shares...............       1,830         5,972          --          --         (985)        (1,014)
            Amount................  $   59,171    $  182,337    $     --    $     --    $ (31,933)   $   (30,462)
    Class B  Shares...............          30           195          --          --          (75)          (151)
            Amount................  $      908    $    5,420    $     --    $     --    $  (2,194)   $    (4,076)
    Class C  Shares...............         134           464          --          --         (125)          (220)
            Amount................  $    3,855    $   12,901    $     --    $     --    $  (3,603)   $    (5,949)
    Class H  Shares...............           7            31          --          --          (41)          (143)
            Amount................  $      203    $      869    $     --    $     --    $  (1,174)   $    (3,910)
    Class I  Shares...............          78             8          --          --           (5)            --
            Amount................  $    2,546    $      235    $     --    $     --    $    (159)   $        --
    Class L  Shares...............          75           216          --          --         (462)          (650)
            Amount................  $    2,431    $    6,572    $     --    $     --    $ (15,090)   $   (19,895)
    Class M  Shares...............           8            34          --          --          (36)          (124)
            Amount................  $      245    $      959    $     --    $     --    $  (1,028)   $    (3,432)
    Class N  Shares...............           4            13          --          --          (18)           (38)
            Amount................  $      108    $      334    $     --    $     --    $    (513)   $    (1,038)
    Class R3 Shares...............          --            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............          --            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............          --            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class Y  Shares...............         110         1,728          --          --       (3,034)          (297)
            Amount................  $    3,582    $   54,996    $     --    $     --    $ (97,128)   $    (9,108)

    STOCK FUND:
    Class A  Shares...............       1,705         3,612         138          77       (4,315)       (10,693)
            Amount................  $   37,588    $   71,142    $  3,020    $  1,495    $ (94,804)   $  (210,028)
    Class B  Shares...............         155           402          --          --       (2,267)        (5,142)
            Amount................  $    3,190    $    7,405    $     --    $     --    $ (46,588)   $   (94,598)

                                         SHARES ISSUED
                                          FROM MERGER
                                       M, N AND H TO L OR       NET INCREASE (DECREASE)
                                          E OR Z TO Y                  OF SHARES
                                    ------------------------   -------------------------
                                       2007         2006          2007          2006
                                    ----------   -----------   -----------   -----------
    SHORT DURATION FUND:
    Class A  Shares...............         --            --             2          (264)
            Amount................  $      --     $      --    $       28    $   (2,604)
    Class B  Shares...............         --            --           (70)         (212)
            Amount................  $      --     $      --    $     (696)   $   (2,089)
    Class C  Shares...............         --            --          (209)         (879)
            Amount................  $      --     $      --    $   (2,073)   $   (8,655)
    Class Y  Shares...............         --            --         4,416         1,963
            Amount................  $      --     $      --    $   43,635    $   19,381
    SMALL COMPANY FUND:
    Class A  Shares...............         --            --         1,750           368
            Amount................  $      --     $      --    $   36,879    $    7,658
    Class B  Shares...............         --            --             4          (689)
            Amount................  $      --     $      --    $     (196)   $  (13,527)
    Class C  Shares...............         --            --           337          (200)
            Amount................  $      --     $      --    $    6,370    $   (4,001)
    Class I  Shares...............         --            --            40             3
            Amount................  $      --     $      --    $      846    $       69
    Class R3 Shares...............         --            --             2            --
            Amount................  $      --     $      --    $       46    $       --
    Class R4 Shares...............         --            --            --            --
            Amount................  $      --     $      --    $       10    $       --
    Class R5 Shares...............         --            --            --            --
            Amount................  $      --     $      --    $       10    $       --
    Class Y  Shares...............         --            --         1,838         2,548
            Amount................  $      --     $      --    $   40,986    $   57,068
    SMALLCAP GROWTH FUND:
    Class A  Shares...............         --            --           845         4,958
            Amount................  $      --     $      --    $   27,238    $  151,875
    Class B  Shares...............         --            --           (45)           44
            Amount................  $      --     $      --    $   (1,286)   $    1,344
    Class C  Shares...............         --            --             9           244
            Amount................  $      --     $      --    $      252    $    6,952
    Class H  Shares...............       (448)           --          (482)         (112)
            Amount................  $ (24,087)    $      --    $  (25,058)   $   (3,041)
    Class I  Shares...............         --            --            73             8
            Amount................  $      --     $      --    $    2,387    $      235
    Class L  Shares...............      1,010            --           623          (434)
            Amount................  $  59,181     $      --    $   46,522    $  (13,323)
    Class M  Shares...............       (485)           --          (513)          (90)
            Amount................  $ (25,120)    $      --    $  (25,903)   $   (2,473)
    Class N  Shares...............       (193)           --          (207)          (25)
            Amount................  $  (9,974)    $      --    $  (10,379)   $     (704)
    Class R3 Shares...............         --            --            --            --
            Amount................  $      --     $      --    $       10    $       --
    Class R4 Shares...............         --            --            --            --
            Amount................  $      --     $      --    $       10    $       --
    Class R5 Shares...............         --            --            --            --
            Amount................  $      --     $      --    $       10    $       --
    Class Y  Shares...............         --            --        (2,924)        1,431
            Amount................  $      --     $      --    $  (93,546)   $   45,888
    STOCK FUND:
    Class A  Shares...............         --            --        (2,472)       (7,004)
            Amount................  $      --     $      --    $  (54,196)   $ (137,391)
    Class B  Shares...............         --            --        (2,112)       (4,740)
            Amount................  $      --     $      --    $  (43,398)   $  (87,193)

--------------------------------------------------------------------------------

                                                                  SHARES ISSUED FOR
                                           SHARES SOLD          REINVESTED DIVIDENDS         SHARES REDEEMED
                                    -------------------------   ---------------------   -------------------------
                                       2007          2006         2007        2006         2007          2006
                                    -----------   -----------   ---------   ---------   ----------   ------------
    STOCK FUND: (CONTINUED)
    Class C  Shares...............         123           294          --          --       (1,083)        (2,633)
            Amount................  $    2,524    $    5,460    $     --    $     --    $ (22,358)   $   (48,766)
    Class R3 Shares...............          --            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............           2            --          --          --           --             --
            Amount................  $       40    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............          --            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class Y  Shares...............         326           823          45          38         (884)          (467)
            Amount................  $    7,422    $   16,857    $  1,030    $    772    $ (19,651)   $    (9,646)

    TARGET RETIREMENT 2010 FUND:
    Class A  Shares...............         500           165           4           2          (42)            --
            Amount................  $    4,970    $    1,556    $     40    $     16    $    (416)   $        --
    Class B  Shares...............          21            22          --          --           --             --
            Amount................  $      204    $      211    $      4    $      3    $      (1)   $        (1)
    Class C  Shares...............           5            48           1          --           (1)            --
            Amount................  $       54    $      460    $      6    $      2    $     (12)   $        --
    Class R3 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class Y  Shares...............          --            13          --          --           --             --
            Amount................  $       --    $      120    $      2    $      2    $      --    $        --

    TARGET RETIREMENT 2020 FUND:
    Class A  Shares...............         747           202           6           2          (40)           (15)
            Amount................  $    8,058    $    2,052    $     64    $     15    $    (430)   $      (148)
    Class B  Shares...............          28            27          --          --          (14)            --
            Amount................  $      298    $      271    $      3    $      1    $    (147)   $        (2)
    Class C  Shares...............          13            34           1          --           (1)            (3)
            Amount................  $      133    $      339    $      6    $      1    $      (7)   $       (27)
    Class R3 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class Y  Shares...............          --            --          --          --           --             --
            Amount................  $       --    $       --    $     --    $     --    $      --    $        --

    TARGET RETIREMENT 2030 FUND:
    Class A  Shares...............         689           201           4          --          (59)            (4)
            Amount................  $    6,691    $    1,815    $     41    $      2    $    (583)   $       (33)
    Class B  Shares...............          14            33          --          --          (12)            (1)
            Amount................  $      139    $      294    $      3    $      2    $    (114)   $       (13)
    Class C  Shares...............          22             8          --          --           (4)            --
            Amount................  $      211    $       68    $      2    $      1    $     (35)   $        --
    Class R3 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class Y  Shares...............          --             2          --          --           --             --
            Amount................  $       --    $       20    $     --    $      1    $      --    $        --

                                         SHARES ISSUED
                                          FROM MERGER
                                       M, N AND H TO L OR       NET INCREASE (DECREASE)
                                          E OR Z TO Y                  OF SHARES
                                    ------------------------   -------------------------
                                       2007         2006          2007          2006
                                    ----------   -----------   -----------   -----------
    STOCK FUND: (CONTINUED)
    Class C  Shares...............         --            --          (960)       (2,339)
            Amount................  $      --     $      --    $  (19,834)   $  (43,306)
    Class R3 Shares...............         --            --            --            --
            Amount................  $      --     $      --    $       10    $       --
    Class R4 Shares...............         --            --             2            --
            Amount................  $      --     $      --    $       40    $       --
    Class R5 Shares...............         --            --            --            --
            Amount................  $      --     $      --    $       10    $       --
    Class Y  Shares...............         --            --          (513)          394
            Amount................  $      --     $      --    $  (11,199)   $    7,983
    TARGET RETIREMENT 2010 FUND:
    Class A  Shares...............         --            --           462           167
            Amount................  $      --     $      --    $    4,594    $    1,572
    Class B  Shares...............         --            --            21            22
            Amount................  $      --     $      --    $      207    $      213
    Class C  Shares...............         --            --             5            48
            Amount................  $      --     $      --    $       48    $      462
    Class R3 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R4 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R5 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class Y  Shares...............         --            --            --            13
            Amount................  $      --     $      --    $        2    $      122
    TARGET RETIREMENT 2020 FUND:
    Class A  Shares...............         --            --           713           189
            Amount................  $      --     $      --    $    7,692    $    1,919
    Class B  Shares...............         --            --            14            27
            Amount................  $      --     $      --    $      154    $      270
    Class C  Shares...............         --            --            13            31
            Amount................  $      --     $      --    $      132    $      313
    Class R3 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R4 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R5 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class Y  Shares...............         --            --            --            --
            Amount................  $      --     $      --    $       --    $       --
    TARGET RETIREMENT 2030 FUND:
    Class A  Shares...............         --            --           634           197
            Amount................  $      --     $      --    $    6,149    $    1,784
    Class B  Shares...............         --            --             2            32
            Amount................  $      --     $      --    $       28    $      283
    Class C  Shares...............         --            --            18             8
            Amount................  $      --     $      --    $      178    $       69
    Class R3 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R4 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R5 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class Y  Shares...............         --            --            --             2
            Amount................  $      --     $      --    $       --    $       21

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  SHARES ISSUED FOR
                                           SHARES SOLD          REINVESTED DIVIDENDS         SHARES REDEEMED
                                    -------------------------   ---------------------   -------------------------
                                       2007          2006         2007        2006         2007          2006
                                    -----------   -----------   ---------   ---------   ----------   ------------
    TAX-FREE CALIFORNIA FUND:
    Class A  Shares...............         705           904          42          62         (434)          (128)
            Amount................  $    7,440    $    9,421    $    445    $    642    $  (4,562)   $    (1,327)
    Class B  Shares...............          34            44           2           2           (1)           (24)
            Amount................  $      355    $      456    $     18    $     27    $      (4)   $      (251)
    Class C  Shares...............         149           175           4           6          (53)           (44)
            Amount................  $    1,575    $    1,828    $     38    $     60    $    (558)   $      (452)

    TAX-FREE MINNESOTA FUND:
    Class A  Shares...............         294           165          17          21          (69)           (67)
            Amount................  $    3,003    $    1,689    $    174    $    221    $    (708)   $      (684)
    Class B  Shares...............           5             6           1           2           (7)           (10)
            Amount................  $       54    $       59    $     13    $     22    $     (74)   $      (100)
    Class C  Shares...............          32             4           1           1           (5)            (6)
            Amount................  $      332    $       44    $     10    $     13    $     (48)   $       (68)
    Class E  Shares...............          10            23          29          75          (58)          (314)
            Amount................  $      106    $      236    $    302    $    770    $    (598)   $    (3,219)
    Class H  Shares...............          --            --          --          --           --             --
            Amount................  $       --            --    $      2    $      4    $      (1)   $        (5)
    Class L  Shares...............          54             2           6           9          (23)           (38)
            Amount................  $      550    $       23    $     59    $     90    $    (240)   $      (386)
    Class M  Shares...............          --             1          --           1           --             (2)
            Amount................  $       --    $        4    $      2    $      4    $      --    $       (16)
    Class N  Shares...............          --             3          --           1           (5)            (4)
            Amount................  $        2    $       28    $      2    $      5    $     (49)   $       (37)
    Class Y  Shares...............           3            --          16          --          (49)            --
            Amount................  $       30    $       --    $    159    $     --    $    (502)   $        --

    TAX-FREE NATIONAL FUND:
    Class A  Shares...............       3,001         3,023         130         195         (428)        (1,027)
            Amount................  $   33,880    $   33,711    $  1,469    $  2,163    $  (4,832)   $   (11,431)
    Class B  Shares...............         112           145          10          20          (40)          (189)
            Amount................  $    1,261    $    1,607    $    111    $    216    $    (449)   $    (2,090)
    Class C  Shares...............         775           562          18          26         (140)          (213)
            Amount................  $    8,711    $    6,249    $    207    $    285    $  (1,573)   $    (2,371)
    Class E  Shares...............          11            49          24          89          (73)          (368)
            Amount................  $      121    $      549    $    272    $    993    $    (824)   $    (4,112)
    Class H  Shares...............           5            --          --           1           (7)           (10)
            Amount................  $       51             1    $      1    $      7    $     (76)   $      (111)
    Class L  Shares...............          34            34          12          26          (46)          (104)
            Amount................  $      408    $      381    $    136    $    284    $    (529)   $    (1,157)
    Class M  Shares...............          --            --           1           3          (30)            (9)
            Amount................  $        1    $        2    $      8    $     35    $    (337)   $       (97)
    Class N  Shares...............          --            --          --           1            1            (13)
            Amount................  $       --             5    $      4    $     16    $      --    $      (148)
    Class Y  Shares...............          11            --          15          --          (79)            --
            Amount................  $      118    $       --    $    168           1    $    (880)   $        --

    TAX-FREE NEW YORK FUND:
    Class A  Shares...............          34            17          26          42          (13)           (82)
            Amount................  $      356    $      172    $    269    $    431    $    (131)   $      (846)
    Class B  Shares...............          10             4           3           5           (9)           (11)
            Amount................  $      104    $       39    $     35    $     52    $     (88)   $      (113)
    Class C  Shares...............          22             1           5           7           (1)           (31)
            Amount................  $      229    $        8    $     50    $     72    $      (8)   $      (317)

    TOTAL RETURN BOND FUND:
    Class A  Shares...............      12,194        18,327         973       1,485       (4,403)        (8,299)
            Amount................  $  129,678    $  192,225    $ 10,342    $ 15,562    $ (46,807)   $   (87,044)
    Class B  Shares...............       1,198         1,870         131         254       (1,030)        (2,249)
            Amount................  $   12,677    $   19,502    $  1,388    $  2,646    $ (10,903)   $   (23,467)

                                         SHARES ISSUED
                                          FROM MERGER
                                       M, N AND H TO L OR       NET INCREASE (DECREASE)
                                          E OR Z TO Y                  OF SHARES
                                    ------------------------   -------------------------
                                       2007         2006          2007          2006
                                    ----------   -----------   -----------   -----------
    TAX-FREE CALIFORNIA FUND:
    Class A  Shares...............         --            --           313           838
            Amount................  $      --     $      --    $    3,323    $    8,736
    Class B  Shares...............         --            --            35            22
            Amount................  $      --     $      --    $      369    $      232
    Class C  Shares...............         --            --           100           137
            Amount................  $      --     $      --    $    1,055    $    1,436
    TAX-FREE MINNESOTA FUND:
    Class A  Shares...............         --            --           242           119
            Amount................         --     $      --    $    2,469    $    1,226
    Class B  Shares...............         --            --            (1)           (2)
            Amount................         --     $      --    $       (7)   $      (19)
    Class C  Shares...............         --            --            28            (1)
            Amount................         --     $      --    $      294    $      (11)
    Class E  Shares...............     (2,273)           --        (2,292)         (216)
            Amount................  $ (21,805)    $      --    $  (21,995)   $   (2,213)
    Class H  Shares...............        (11)           --           (11)           --
            Amount................  $    (126)    $      --    $     (125)   $       (1)
    Class L  Shares...............         37            --            74           (27)
            Amount................  $     384     $      --    $      753    $     (273)
    Class M  Shares...............        (12)           --           (12)           --
            Amount................  $    (108)    $      --    $     (106)   $       (8)
    Class N  Shares...............        (14)           --           (19)           --
            Amount................  $    (150)    $      --    $     (195)   $       (4)
    Class Y  Shares...............      2,286            --         2,256            --
            Amount................  $  21,805     $      --    $   21,492    $       --
    TAX-FREE NATIONAL FUND:
    Class A  Shares...............         --            --         2,703         2,191
            Amount................  $      --     $      --    $   30,517    $   24,443
    Class B  Shares...............         --            --            82           (24)
            Amount................  $      --     $      --    $      923    $     (267)
    Class C  Shares...............         --            --           653           375
            Amount................  $      --     $      --    $    7,345    $    4,163
    Class E  Shares...............     (2,519)           --        (2,557)         (230)
            Amount................  $ (23,218)    $      --    $  (23,649)   $   (2,570)
    Class H  Shares...............        (15)           --           (17)           (9)
            Amount................  $    (150)    $      --    $     (174)   $     (103)
    Class L  Shares...............        131            --           131           (44)
            Amount................  $   1,415     $      --    $    1,430    $     (492)
    Class M  Shares...............        (82)           --          (111)           (6)
            Amount................  $    (888)    $      --    $   (1,216)   $      (60)
    Class N  Shares...............        (34)           --           (33)          (12)
            Amount................  $    (377)    $      --    $     (373)   $     (127)
    Class Y  Shares...............      2,521            --         2,468            --
            Amount................  $  23,218     $      --    $   22,624    $        1
    TAX-FREE NEW YORK FUND:
    Class A  Shares...............         --            --            47           (23)
            Amount................  $      --     $      --    $      494    $     (243)
    Class B  Shares...............         --            --             4            (2)
            Amount................  $      --     $      --    $       51    $      (22)
    Class C  Shares...............         --            --            26           (23)
            Amount................  $      --     $      --    $      271    $     (237)
    TOTAL RETURN BOND FUND:
    Class A  Shares...............         --            --         8,764        11,513
            Amount................  $      --     $      --    $   93,213    $  120,743
    Class B  Shares...............         --            --           299          (125)
            Amount................  $      --     $      --    $    3,162    $   (1,319)

--------------------------------------------------------------------------------

                                                                  SHARES ISSUED FOR
                                           SHARES SOLD          REINVESTED DIVIDENDS         SHARES REDEEMED
                                    -------------------------   ---------------------   -------------------------
                                       2007          2006         2007        2006         2007          2006
                                    -----------   -----------   ---------   ---------   ----------   ------------
    TOTAL RETURN BOND FUND:
      (CONTINUED)
    Class C  Shares...............       1,363         2,136         114         222       (1,033)        (2,233)
            Amount................  $   14,520    $   22,448    $  1,214    $  2,326    $ (11,007)   $   (23,447)
    Class I  Shares...............         169             4           2          --           (1)            --
            Amount................  $    1,797    $       38    $     24    $     --    $     (12)   $        --
    Class R3 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class Y  Shares...............       5,200         8,685         685       1,147       (1,944)          (734)
            Amount................  $   55,847    $   92,401    $  7,359    $ 12,137    $ (20,823)   $    (7,756)

    U.S. GOVERNMENT SECURITIES
      FUND:
    Class A  Shares...............       1,247         1,370         103         201       (1,265)        (1,674)
            Amount................  $   11,517    $   12,608    $    954    $  1,845    $ (11,665)   $   (15,426)
    Class B  Shares...............          99           248          30          69         (313)          (758)
            Amount................  $      912    $    2,261    $    271    $    635    $  (2,871)   $    (6,954)
    Class C  Shares...............         137           391          15          32         (236)          (406)
            Amount................  $    1,253    $    3,580    $    146    $    293    $  (2,167)   $    (3,721)
    Class E  Shares...............          80            98          89         396         (468)        (2,109)
            Amount................  $      731    $      903    $    814    $  3,626    $  (4,297)   $   (19,389)
    Class H  Shares...............           1             5           2           9          (23)           (99)
            Amount................  $        7    $       49    $     15    $     84    $    (214)   $      (906)
    Class L  Shares...............          48           122          67         136         (294)          (674)
            Amount................  $      437    $    1,128    $    619    $  1,246    $  (2,707)   $    (6,198)
    Class M  Shares...............           6            18           1           9          (28)           (95)
            Amount................  $       51    $      154    $     17    $     87    $    (260)   $      (871)
    Class N  Shares...............           1             3          --           3           (2)           (22)
            Amount................  $        6    $       27    $      6    $     29    $     (17)   $      (205)
    Class Y  Shares...............          27            11          76          13         (409)        (1,005)
            Amount................  $      243    $      100    $    703    $    117    $  (3,749)   $    (9,347)

    VALUE FUND:
    Class A  Shares...............         570         1,313         395          41         (568)        (1,075)
            Amount................  $    7,247    $   15,756    $  4,789    $    458    $  (7,240)   $   (12,873)
    Class B  Shares...............          93           168          60          --          (89)          (177)
            Amount................  $    1,157    $    1,990    $    719    $     --    $  (1,118)   $    (2,065)
    Class C  Shares...............         123           199          64          --         (130)          (144)
            Amount................  $    1,547    $    2,382    $    760    $     --    $  (1,615)   $    (1,687)
    Class R3 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class Y  Shares...............      14,604         2,346         884          70         (192)        (2,417)
            Amount................  $  182,447    $   28,384    $ 10,741    $    780    $  (2,421)   $   (27,945)

                                         SHARES ISSUED
                                          FROM MERGER
                                       M, N AND H TO L OR       NET INCREASE (DECREASE)
                                          E OR Z TO Y                  OF SHARES
                                    ------------------------   -------------------------
                                       2007         2006          2007          2006
                                    ----------   -----------   -----------   -----------
    TOTAL RETURN BOND FUND:
      (CONTINUED)
    Class C  Shares...............         --            --           444           125
            Amount................  $      --     $      --    $    4,727    $    1,327
    Class I  Shares...............         --            --           170             4
            Amount................  $      --     $      --    $    1,809    $       38
    Class R3 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R4 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R5 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class Y  Shares...............         --            --         3,941         9,098
            Amount................  $      --     $      --    $   42,383    $   96,782
    U.S. GOVERNMENT SECURITIES
      FUND:
    Class A  Shares...............         --            --            85          (103)
            Amount................  $      --     $      --    $      806    $     (973)
    Class B  Shares...............         --            --          (184)         (441)
            Amount................  $      --     $      --    $   (1,688)   $   (4,058)
    Class C  Shares...............         --            --           (84)           17
            Amount................  $      --     $      --    $     (768)   $      152
    Class E  Shares...............     (9,418)           --        (9,717)       (1,615)
            Amount................  $(114,541)    $      --    $ (117,293)   $  (14,860)
    Class H  Shares...............       (189)           --          (209)          (85)
            Amount................  $    (125)    $      --    $     (317)   $     (773)
    Class L  Shares...............        469            --           290          (416)
            Amount................  $   1,569     $      --    $      (82)   $   (3,824)
    Class M  Shares...............       (208)           --          (229)          (68)
            Amount................  $    (971)    $      --    $   (1,163)   $     (630)
    Class N  Shares...............        (74)           --           (75)          (16)
            Amount................  $    (473)    $      --    $     (478)   $     (149)
    Class Y  Shares...............      9,390            --         9,084          (981)
            Amount................  $ 114,541     $      --    $  111,738    $   (9,130)
    VALUE FUND:
    Class A  Shares...............         --            --           397           279
            Amount................  $      --     $      --    $    4,796    $    3,341
    Class B  Shares...............         --            --            64            (9)
            Amount................  $      --     $      --    $      758    $      (75)
    Class C  Shares...............         --            --            57            55
            Amount................  $      --     $      --    $      692    $      695
    Class R3 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R4 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R5 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class Y  Shares...............         --            --        15,296            (1)
            Amount................  $      --     $      --    $  190,767    $    1,219

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  SHARES ISSUED FOR
                                           SHARES SOLD          REINVESTED DIVIDENDS         SHARES REDEEMED
                                    -------------------------   ---------------------   -------------------------
                                       2007          2006         2007        2006         2007          2006
                                    -----------   -----------   ---------   ---------   ----------   ------------
    VALUE OPPORTUNITIES FUND:
    Class A  Shares...............       1,357         2,747         585         133         (468)        (1,047)
            Amount................  $   24,302    $   46,259    $  9,978    $  2,056    $  (8,351)   $   (17,492)
    Class B  Shares...............         175           338         103          31         (110)          (221)
            Amount................  $    2,896    $    5,323    $  1,607    $    442    $  (1,819)   $    (3,466)
    Class C  Shares...............         294           663         123          28         (135)          (273)
            Amount................  $    4,806    $   10,489    $  1,941    $    399    $  (2,213)   $    (4,253)
    Class H  Shares...............           3            10          20          11          (16)          (126)
            Amount................  $       44    $      169    $    322    $    156    $    (269)   $    (1,982)
    Class I  Shares...............          49             1          --          --           (1)            --
            Amount................  $      862    $       11    $      4    $     --    $     (12)   $        --
    Class L  Shares...............          65           209         173          58         (187)          (240)
            Amount................  $    1,159    $    3,536    $  2,949    $    898    $  (3,350)   $    (4,067)
    Class M  Shares...............           6            24          40          17          (34)          (139)
            Amount................  $       97    $      379    $    621    $    250    $    (550)   $    (2,199)
    Class N  Shares...............           1             4          12           5           (7)           (23)
            Amount................  $       12    $       60    $    189    $     68    $    (110)   $      (362)
    Class R3 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R4 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class R5 Shares...............           1            --          --          --           --             --
            Amount................  $       10    $       --    $     --    $     --    $      --    $        --
    Class Y  Shares...............           7           962         248         215       (5,814)        (1,707)
            Amount................  $      152    $   16,358    $  4,266    $  3,392    $(103,698)   $   (29,124)

                                         SHARES ISSUED
                                          FROM MERGER
                                       M, N AND H TO L OR       NET INCREASE (DECREASE)
                                          E OR Z TO Y                  OF SHARES
                                    ------------------------   -------------------------
                                       2007         2006          2007          2006
                                    ----------   -----------   -----------   -----------
    VALUE OPPORTUNITIES FUND:
    Class A  Shares...............         --            --         1,474         1,833
            Amount................  $      --     $      --    $   25,929    $   30,823
    Class B  Shares...............         --            --           168           148
            Amount................  $      --     $      --    $    2,684    $    2,299
    Class C  Shares...............         --            --           282           418
            Amount................  $      --     $      --    $    4,534    $    6,635
    Class H  Shares...............       (221)           --          (214)         (105)
            Amount................  $  (2,519)    $      --    $   (2,422)   $   (1,657)
    Class I  Shares...............         --            --            48             1
            Amount................  $      --     $      --    $      854    $       11
    Class L  Shares...............        717            --           768            27
            Amount................  $   9,953     $      --    $   10,711    $      367
    Class M  Shares...............       (425)           --          (413)          (98)
            Amount................  $  (5,620)    $      --    $   (5,452)   $   (1,570)
    Class N  Shares...............       (129)           --          (123)          (14)
            Amount................  $  (1,814)    $      --    $   (1,723)   $     (234)
    Class R3 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R4 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class R5 Shares...............         --            --             1            --
            Amount................  $      --     $      --    $       10    $       --
    Class Y  Shares...............         --            --        (5,559)         (530)
            Amount................  $      --     $      --    $  (99,280)   $   (9,374)

        The following reflects the conversion of Class B Shares into Class A Shares (reflected as Class A Shares issued and Class B Shares redeemed) and Classes H and M Shares into Class L Shares (reflected as Class L Shares issued and Classes H and M Shares redeemed) for the six-month period ended April 30, 2007 and the year ended October 31, 2006:

                                                                      FOR THE SIX-MONTH         FOR THE
                                                                        PERIOD ENDED          YEAR ENDED
                                                                       APRIL 30, 2007      OCTOBER 31, 2006
                                                                      -----------------    -----------------
        FUND                                                          SHARES    DOLLARS    SHARES    DOLLARS
        ----                                                          ------    -------    ------    -------
        Advisers Fund -- Class B to Class A.........................  1,779     $30,739    1,937     $31,068
        Balanced Allocation Fund -- Class B to Class A..............     95       1,155       63         728
        Capital Appreciation Fund -- Class B to Class A.............     16         222    3,083         114
        Capital Appreciation II Fund -- Class B to Class A..........    874      33,387       26         328
        Conservative Allocation Fund -Class B to Class A............      9          97        5          58
        Disciplined Equity Fund -- Class B to Class A...............     93       1,286      142       1,768
        Dividend And Growth Fund -- Class B to Class A..............    382       8,054      990          20
        Equity Growth Allocation Fund -- Class B to Class A.........      8         114       16         194
        Equity Income Fund -- Class B to Class A....................     33         469       28         363
        Floating Rate Fund -- Class B to Class A....................     46         470        6          60
        Fundamental Growth Fund -- Class B to Class A...............      3          33        6          62
        Global Communications Fund -- Class B to Class A............      7          60       13         102
        Global Financial Services Fund -- Class B to Class A........      3          35        4          54
        Global Health Fund -- Class B to Class A....................     30         543       44         750
        Global Leaders Fund -- Class B to Class A...................    106       2,066      200       3,702
        Global Technology Fund -- Class B to Class A................     15          89       22         119
        Growth Allocation Fund -- Class B to Class A................     35         443       54         654
        Growth Fund -- Class B to Class A...........................     22         397       22         390
        Growth Fund -- Class H to Class L...........................     29         526      187       3,425
        Growth Fund -- Class M to Class L...........................     38         676      132       2,416
        Growth Opportunities Fund -- Class B to Class A.............     15         449       16         465
        Growth Opportunities Fund -- Class H to Class L.............     21         614      188       5,397
        Growth Opportunities Fund -- Class M to Class L.............     49       1,424       74       2,149
        High Yield Fund -- Class B to Class A.......................    133       1,082      448       3,511

--------------------------------------------------------------------------------

                                                                      FOR THE SIX-MONTH         FOR THE
                                                                        PERIOD ENDED          YEAR ENDED
                                                                       APRIL 30, 2007      OCTOBER 31, 2006
                                                                      -----------------    -----------------
        FUND                                                          SHARES    DOLLARS    SHARES    DOLLARS
        ----                                                          ------    -------    ------    -------
        Income Allocation Fund -- Class B to Class A................     11         105        4          38
        Income Fund -- Class B to Class A...........................      9          96       11         110
        Inflation Plus Fund -- Class B to Class A...................     19         195       19         199
        International Capital Appreciation Fund -- Class B to Class
          A.........................................................     42         622       29         394
        International Opportunities Fund -- Class B to Class A......     63       1,073      109       1,622
        International Small Company Fund -- Class B to Class A......     14         216       34         517
        MidCap Fund -- Class B to Class A...........................    299       6,928      401       9,873
        MidCap Value Fund -- Class B to Class A.....................     45         609       54         745
        MidCap Growth Fund -- Class B to Class A....................     --           5
        Money Market Fund -- Class B to Class A.....................  1,047       1,047    1,633       1,633
        Select MidCap Growth Fund -- Class B to Class A.............      8          93        4          46
        Select MidCap Value Fund -- Class B to Class A..............      4          46        1          17
        Short Duration Fund -- Class B to Class A...................     11         107       18         181
        SmallCap Growth Fund -- Class B to Class A..................      4         146        7         217
        SmallCap Growth Fund -- Class H to Class L..................      7         227       68       2,066
        SmallCap Growth Fund -- Class M to Class L..................     11         346       37       1,131
        Small Company Fund -- Class B to Class A....................     77       1,646      161       3,405
        Stock Fund -- Class B to Class A............................    777      17,222    1,125      22,176
        Target Retirement 2020 Fund -- Class B to Class A...........     --           3
        Tax-Free California Fund -- Class B to Class A..............     --          --        2          22
        Tax-Free Minnesota Fund -- Class H to Class L...............     --          --       --           1
        Tax-Free Minnesota Fund -- Class M to Class L...............     --          --        1          14
        Tax-Free National Fund -- Class B to Class A................      1          13        9         105
        Tax-Free National Fund -- Class H to Class L................      4          46        5          59
        Tax-Free National Fund -- Class M to Class L................     30         337        7          83
        Total Return Bond Fund -- Class B to Class A................    175       1,857      224       2,354
        U.S. Government Securities Fund -- Class B to Class A.......     54         501       60         558
        U.S. Government Securities Fund -- Class H to Class L.......      6          57       41         375
        U.S. Government Securities Fund -- Class M to Class L.......     14         126       26         244

7.  LINE OF CREDIT:

    The Funds participate in a $650,000 revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment which has not been utilized. For the six-month period ended April 30, 2007, the Funds did not have any borrowings under this facility.

8.  CLASS MERGERS:

    Effective with the close of business on February 9, 2007, the shareholders approved the following class mergers:

    Classes H, M and N were merged into Class L for Growth Fund, Growth Opportunities Fund, SmallCap Growth Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, U.S. Government Securities Fund and Value Opportunities Fund.

    Class E was merged into Class Y for the Tax-Free Minnesota Fund, Tax-Free National Fund and U.S. Government Securities Fund.

    Class Z was merged into Class Y for the Growth Opportunities Fund.

    The mergers were accomplished by tax-free exchanges as detailed below:

                                                       CLASS E    CLASS H    CLASS L     CLASS M    CLASS N    CLASS Y    CLASS Z
                                                       -------    -------    --------    -------    -------    -------    -------
        THE HARTFORD GROWTH FUND
        Net assets immediately before the merger.....      N/A    $14,545    $268,403    $15,424    $3,768         N/A        N/A
        Net assets immediately after the merger......      N/A    $    --    $302,140    $    --    $   --         N/A        N/A
        THE HARTFORD GROWTH OPPORTUNITIES FUND
        Net assets immediately before the merger.....      N/A    $33,813    $593,980    $21,627    $5,531     $61,286    $37,350
        Net assets immediately after the merger......      N/A    $    --    $654,951    $    --    $   --     $98,636    $    --

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                       CLASS E    CLASS H    CLASS L     CLASS M    CLASS N    CLASS Y    CLASS Z
                                                       -------    -------    --------    -------    -------    -------    -------
        THE HARTFORD SMALLCAP GROWTH FUND
        Net assets immediately before the merger.....      N/A    $13,183    $117,927    $14,260    $5,668         N/A        N/A
        Net assets immediately after the merger......      N/A    $    --    $151,038    $    --    $   --         N/A        N/A
        THE HARTFORD TAX-FREE MINNESOTA FUND
        Net assets immediately before the merger.....  $23,363    $   117    $  2,543    $   120    $  148     $    11        N/A
        Net assets immediately after the merger......  $    --    $    --    $  2,928    $    --    $   --     $23,374        N/A
        THE HARTFORD TAX-FREE NATIONAL FUND
        Net assets immediately before the merger.....  $28,369    $   164    $  7,649    $   921    $  377     $    11        N/A
        Net assets immediately after the merger......  $    --    $    --    $  9,111    $    --    $   --     $28,380        N/A
        THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
        Net assets immediately before the merger.....  $86,224    $ 1,720    $ 29,469    $ 1,895    $  677     $    11        N/A
        Net assets immediately after the merger......  $    --    $    --    $ 33,761    $    --    $   --     $86,235        N/A
        THE HARTFORD VALUE OPPORTUNITIES FUND
        Net assets immediately before the merger.....      N/A    $ 3,711    $ 35,064    $ 7,125    $2,165         N/A        N/A
        Net assets immediately after the merger......      N/A    $    --    $ 48,065    $    --    $   --         N/A        N/A

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          -- SELECTED PER-SHARE DATA(a) --
                           --------------------------------------------------------------

                                                                NET REALIZED
                                                                    AND
                           NET ASSET      NET       PAYMENTS     UNREALIZED      TOTAL
                           VALUE AT    INVESTMENT     FROM          GAIN          FROM
                           BEGINNING     INCOME       (TO)       (LOSS) ON     INVESTMENT
                           OF PERIOD     (LOSS)     AFFILIATE   INVESTMENTS    OPERATIONS
                           ---------   ----------   ---------   ------------   ----------
THE HARTFORD ADVISERS
 FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................   $16.74      $   0.14      $0.01        $ 1.05       $   1.20
 Class B.................    16.57          0.07       0.01          1.05           1.13
 Class C.................    16.73          0.08       0.01          1.06           1.15
 Class Y.................    16.91          0.17       0.01          1.08           1.26
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................    17.24          0.08         --          0.62           0.70
 Class R4................    17.24          0.10         --          0.61           0.71
 Class R5................    17.24          0.11         --          0.63           0.74
 For the Year Ended
  October 31, 2006
 Class A.................    15.34          0.31         --          1.38           1.69
 Class B.................    15.19          0.18         --          1.37           1.55
 Class C.................    15.34          0.19         --          1.38           1.57
 Class Y.................    15.50          0.38         --          1.40           1.78
 For the Year Ended
  October 31, 2005(h)
 Class A.................    14.57          0.26         --          0.80           1.06
 Class B.................    14.43          0.14         --          0.79           0.93
 Class C.................    14.56          0.16         --          0.80           0.96
 Class Y.................    14.72          0.33         --          0.81           1.14
 For the Year Ended
  October 31, 2004(h)
 Class A.................    14.19          0.15       0.03          0.38           0.56
 Class B.................    14.05          0.03       0.04          0.38           0.45
 Class C.................    14.18          0.03       0.06          0.37           0.46
 Class Y.................    14.37          0.25         --          0.36           0.61
 For the Year Ended
  October 31, 2003(h)
 Class A.................    12.67          0.19         --          1.52           1.71
 Class B.................    12.54          0.09         --          1.51           1.60
 Class C.................    12.66          0.11         --          1.52           1.63
 Class Y.................    12.82          0.27         --          1.54           1.81
 For the Year Ended
  October 31, 2002(h)
 Class A.................    14.38          0.21         --         (1.69)         (1.48)
 Class B.................    14.24          0.11         --         (1.68)         (1.57)
 Class C.................    14.37          0.12         --         (1.69)         (1.57)
 Class Y.................    14.54          0.13         --         (1.55)         (1.42)
THE HARTFORD BALANCED
 ALLOCATION FUND(G)
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    12.01          0.15         --          0.71           0.86
 Class B.................    11.98          0.10         --          0.71           0.81
 Class C.................    11.98          0.11         --          0.70           0.81
 Class I.................    12.00          0.15         --          0.73           0.88
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................    11.89          0.01         --          0.48           0.49
 Class R4................    11.89          0.02         --          0.49           0.51
 Class R5................    11.89          0.03         --          0.49           0.52
 For the Year Ended
  October 31, 2006
 Class A.................    10.95          0.18         --          1.12           1.30
 Class B.................    10.92          0.10         --          1.11           1.21
 Class C.................    10.92          0.11         --          1.11           1.22
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................    11.66          0.05         --          0.34           0.39
 For the Year Ended
  October 31, 2005
 Class A.................    10.30          0.13         --          0.64           0.77
 Class B.................    10.28          0.06         --          0.62           0.68
 Class C.................    10.28          0.06         --          0.62           0.68

                                                    -- SELECTED PER-SHARE DATA(a) --
                           -----------------------------------------------------------------------------------

                                                                                           NET
                                        DISTRIBUTIONS                                    INCREASE
                           DIVIDENDS        FROM                                        (DECREASE)   NET ASSET
                            FROM NET      REALIZED      DISTRIBUTIONS                     IN NET     VALUE AT
                           INVESTMENT      CAPITAL          FROM            TOTAL         ASSET         END
                             INCOME         GAINS          CAPITAL      DISTRIBUTIONS     VALUE      OF PERIOD
                           ----------   -------------   -------------   -------------   ----------   ---------
THE HARTFORD ADVISERS
 FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................   $  (0.14)      $(0.09)         $   --         $  (0.23)       $ 0.97      $17.71
 Class B.................      (0.07)       (0.09)             --            (0.16)         0.97       17.54
 Class C.................      (0.08)       (0.09)             --            (0.17)         0.98       17.71
 Class Y.................      (0.18)       (0.09)             --            (0.27)         0.99       17.90
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................      (0.05)          --              --            (0.05)         0.65       17.89
 Class R4................      (0.06)          --              --            (0.06)         0.65       17.89
 Class R5................      (0.08)          --              --            (0.08)         0.66       17.90
 For the Year Ended
  October 31, 2006
 Class A.................      (0.29)          --              --            (0.29)         1.40       16.74
 Class B.................      (0.17)          --              --            (0.17)         1.38       16.57
 Class C.................      (0.18)          --              --            (0.18)         1.39       16.73
 Class Y.................      (0.37)          --              --            (0.37)         1.41       16.91
 For the Year Ended
  October 31, 2005(h)
 Class A.................      (0.29)          --              --            (0.29)         0.77       15.34
 Class B.................      (0.17)          --              --            (0.17)         0.76       15.19
 Class C.................      (0.18)          --              --            (0.18)         0.78       15.34
 Class Y.................      (0.36)          --              --            (0.36)         0.78       15.50
 For the Year Ended
  October 31, 2004(h)
 Class A.................      (0.18)          --              --            (0.18)         0.38       14.57
 Class B.................      (0.07)          --              --            (0.07)         0.38       14.43
 Class C.................      (0.08)          --              --            (0.08)         0.38       14.56
 Class Y.................      (0.26)          --              --            (0.26)         0.35       14.72
 For the Year Ended
  October 31, 2003(h)
 Class A.................      (0.19)          --              --            (0.19)         1.52       14.19
 Class B.................      (0.09)          --              --            (0.09)         1.51       14.05
 Class C.................      (0.11)          --              --            (0.11)         1.52       14.18
 Class Y.................      (0.26)          --              --            (0.26)         1.55       14.37
 For the Year Ended
  October 31, 2002(h)
 Class A.................      (0.23)          --              --            (0.23)        (1.71)      12.67
 Class B.................      (0.13)          --              --            (0.13)        (1.70)      12.54
 Class C.................      (0.14)                          --            (0.14)        (1.71)      12.66
 Class Y.................      (0.30)          --              --            (0.30)        (1.72)      12.82
THE HARTFORD BALANCED
 ALLOCATION FUND(G)
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................      (0.24)       (0.27)             --            (0.51)         0.35       12.36
 Class B.................      (0.20)       (0.27)             --            (0.47)         0.34       12.32
 Class C.................      (0.20)       (0.27)             --            (0.47)         0.34       12.32
 Class I.................      (0.26)       (0.27)             --            (0.53)         0.35       12.35
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................      (0.03)          --              --            (0.03)         0.46       12.35
 Class R4................      (0.04)          --              --            (0.04)         0.47       12.36
 Class R5................      (0.05)          --              --            (0.05)         0.47       12.36
 For the Year Ended
  October 31, 2006
 Class A.................      (0.22)       (0.02)             --            (0.24)         1.06       12.01
 Class B.................      (0.13)       (0.02)             --            (0.15)         1.06       11.98
 Class C.................      (0.14)       (0.02)             --            (0.16)         1.06       11.98
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................      (0.05)          --              --            (0.05)         0.34       12.00
 For the Year Ended
  October 31, 2005
 Class A.................      (0.12)          --              --            (0.12)         0.65       10.95
 Class B.................      (0.04)          --              --            (0.04)         0.64       10.92
 Class C.................      (0.04)          --              --            (0.04)         0.64       10.92

                                                            -- RATIOS AND SUPPLEMENTAL DATA --
                           -----------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                            RATIO OF        RATIO OF        EXPENSES
                                                            EXPENSES        EXPENSES       TO AVERAGE      RATIO OF
                                                           TO AVERAGE      TO AVERAGE      NET ASSETS        NET
                                                           NET ASSETS      NET ASSETS     AFTER WAIVERS   INVESTMENT
                                           NET ASSETS    BEFORE WAIVERS   AFTER WAIVERS        AND          INCOME
                                            AT END OF    AND INCLUDING    AND INCLUDING     EXCLUDING     TO AVERAGE   PORTFOLIO
                             TOTAL           PERIOD         INTEREST        INTEREST        INTEREST         NET       TURNOVER
                           RETURN(b)         (000'S)       EXPENSE(d)      EXPENSE(d)      EXPENSE(d)       ASSETS      RATE(c)
                           ---------       -----------   --------------   -------------   -------------   ----------   ---------
THE HARTFORD ADVISERS
 FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     7.28%(f)(i)  $ 1,103,193        1.17%(e)        1.12%(e)        1.12%(e)       1.57%(e)      43%
 Class B.................     6.88(f)(i)       291,940        1.98(e)         1.93(e)         1.93(e)        0.76(e)       --
 Class C.................     6.96(f)(i)       212,926        1.86(e)         1.81(e)         1.81(e)        0.88(e)       --
 Class Y.................     7.57(f)(i)        19,206        0.71(e)         0.66(e)         0.66(e)        2.03(e)       --
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................     7.31(f)               10        1.62(e)         1.43(e)         1.43(e)        1.22(e)       --
 Class R4................     7.39(f)               10        1.30(e)         1.12(e)         1.12(e)        1.52(e)       --
 Class R5................     7.52(f)               11        1.02(e)         0.83(e)         0.83(e)        1.82(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................    11.16           1,110,324        1.17            1.12            1.12           1.86          99
 Class B.................    10.25             341,772        1.96            1.91            1.91           1.07          --
 Class C.................    10.32             219,580        1.87            1.82            1.82           1.16          --
 Class Y.................    11.63              17,710        0.71            0.66            0.66           2.32          --
 For the Year Ended
  October 31, 2005(h)
 Class A.................     7.30           1,222,944        1.21            1.19            1.19           1.73          66
 Class B.................     6.48             437,462        1.99            1.98            1.98           0.95          --
 Class C.................     6.63             253,605        1.91            1.89            1.89           1.06          --
 Class Y.................     7.78              15,342        0.75            0.74            0.74           2.13          --
 For the Year Ended
  October 31, 2004(h)
 Class A.................     3.93(i)        1,539,264        1.22            1.22            1.22           1.23          42
 Class B.................     3.21(i)          550,499        1.95            1.95            1.95           0.50          --
 Class C.................     3.27(i)          355,711        1.86            1.86            1.86           0.58          --
 Class Y.................     4.22              13,587        0.74            0.74            0.74           1.71          --
 For the Year Ended
  October 31, 2003(h)
 Class A.................    13.62           1,470,569        1.40            1.39            1.39           1.44          46
 Class B.................    12.86             593,179        2.13            2.12            2.12           0.72          --
 Class C.................    12.92             421,814        2.00            2.00            2.00           0.84          --
 Class Y.................    14.28               8,714        0.81            0.81            0.81           1.98          --
 For the Year Ended
  October 31, 2002(h)
 Class A.................   (10.42)          1,245,331        1.41            1.36            1.36           1.56          44
 Class B.................   (11.11)            567,953        2.08            2.08            2.08           0.84          --
 Class C.................   (10.99)            422,520        1.97            1.97            1.97           0.95          --
 Class Y.................    (9.89)              3,997        0.78            0.78            0.78           2.15          --
THE HARTFORD BALANCED
 ALLOCATION FUND(G)
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     7.45(f)          533,627        0.54(e)         0.54(e)         0.54(e)        2.31(e)       37
 Class B.................     6.98(f)          123,526        1.35(e)         1.32(e)         1.32(e)        1.58(e)       --
 Class C.................     7.00(f)          205,885        1.29(e)         1.29(e)         1.29(e)        1.57(e)       --
 Class I.................     7.65(f)            1,178        0.21(e)         0.21(e)         0.21(e)        1.78(e)       --
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................     7.24(f)               10        1.09(e)         1.00(e)         1.00(e)        0.20(e)       --
 Class R4................     7.40(f)               10        0.78(e)         0.70(e)         0.70(e)        0.51(e)       --
 Class R5................     7.48(f)               10        0.49(e)         0.40(e)         0.40(e)        0.81(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................    11.98             453,492        0.62            0.62            0.62           1.52          15
 Class B.................    11.22             109,117        1.44            1.36            1.36           0.82          --
 Class C.................    11.24             171,073        1.38            1.36            1.36           0.78          --
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................     3.35(f)              353        0.39(e)         0.39(e)         0.39(e)        1.47(e)       --
 For the Year Ended
  October 31, 2005
 Class A.................     7.47             262,878        0.66            0.60            0.60           1.26           2
 Class B.................     6.66              72,619        1.47            1.31            1.31           0.55          --
 Class C.................     6.66             103,248        1.41            1.31            1.31           0.56          --

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                          -- SELECTED PER-SHARE DATA(a) --
                           --------------------------------------------------------------

                                                                NET REALIZED
                                                                    AND
                           NET ASSET      NET       PAYMENTS     UNREALIZED      TOTAL
                           VALUE AT    INVESTMENT     FROM          GAIN          FROM
                           BEGINNING     INCOME       (TO)       (LOSS) ON     INVESTMENT
                           OF PERIOD     (LOSS)     AFFILIATE   INVESTMENTS    OPERATIONS
                           ---------   ----------   ---------   ------------   ----------
THE HARTFORD BALANCED
 ALLOCATION
 FUND(G) -- (CONTINUED)
 From (commencement of
  operations) May 28,
  2004, through October
  31, 2004
 Class A.................   $10.00      $   0.02      $  --        $ 0.30       $   0.32
 Class B.................    10.00          0.01         --          0.27           0.28
 Class C.................    10.00            --         --          0.28           0.28
THE HARTFORD BALANCE
 INCOME FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    10.42          0.16         --          0.51           0.67
 Class B.................    10.41          0.12         --          0.51           0.63
 Class C.................    10.41          0.12         --          0.50           0.62
 Class Y.................    10.42          0.20         --          0.48           0.68
 From (commencement of
  operations) July 31,
  2006, through October
  31, 2006
 Class A.................    10.00          0.09         --          0.39           0.48
 Class B.................    10.00          0.07         --          0.38           0.45
 Class C.................    10.00          0.06         --          0.40           0.46
 Class Y.................    10.00          0.10         --          0.38           0.48
THE HARTFORD CAPITAL
 APPRECIATION FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)(h)
 Class A.................    39.67          0.10         --          2.73           2.83
 Class B.................    36.25         (0.04)        --          2.47           2.43
 Class C.................    36.40         (0.03)        --          2.49           2.46
 Class I.................    39.69          0.18         --          2.69           2.87
 Class Y.................    42.19          0.20         --          2.90           3.10
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)(h)
 Class R3................    40.22          0.04         --          1.55           1.59
 Class R4................    40.22          0.06         --          1.57           1.63
 Class R5................    40.22          0.11         --          1.57           1.68
 For the Year Ended
  October 31, 2006
 Class A.................    36.51          0.15         --          6.43           6.58
 Class B.................    33.90         (0.10)        --          5.87           5.77
 Class C.................    34.00         (0.07)        --          5.89           5.82
 Class Y.................    38.47          0.30         --          6.84           7.14
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................    37.53            --         --          2.16           2.16
 For the Year Ended
  October 31, 2005
 Class A.................    30.80          0.09         --          5.62           5.71
 Class B.................    28.82         (0.15)        --          5.23           5.08
 Class C.................    28.88         (0.11)        --          5.23           5.12
 Class Y.................    32.29          0.21         --          5.97           6.18
 For the Year Ended
  October 31, 2004
 Class A.................    26.50         (0.01)        --          4.31           4.30
 Class B.................    24.97         (0.21)        --          4.06           3.85
 Class C.................    25.00         (0.18)        --          4.06           3.88
 Class Y.................    27.64          0.11         --          4.54           4.65
 For the Year Ended
  October 31, 2003
 Class A.................    20.47         (0.04)        --          6.07           6.03
 Class B.................    19.44         (0.19)        --          5.72           5.53
 Class C.................    19.44         (0.16)        --          5.72           5.56
 Class Y.................    21.23          0.08         --          6.33           6.41
 For the Year Ended
  October 31, 2002(h)
 Class A.................    24.12         (0.06)        --         (3.59)         (3.65)
 Class B.................    23.06         (0.25)        --         (3.37)         (3.62)
 Class C.................    23.04         (0.22)        --         (3.38)         (3.60)
 Class Y.................    24.85          0.04         --         (3.66)         (3.62)

                                                    -- SELECTED PER-SHARE DATA(a) --
                           -----------------------------------------------------------------------------------

                                                                                           NET
                                        DISTRIBUTIONS                                    INCREASE
                           DIVIDENDS        FROM                                        (DECREASE)   NET ASSET
                            FROM NET      REALIZED      DISTRIBUTIONS                     IN NET     VALUE AT
                           INVESTMENT      CAPITAL          FROM            TOTAL         ASSET         END
                             INCOME         GAINS          CAPITAL      DISTRIBUTIONS     VALUE      OF PERIOD
                           ----------   -------------   -------------   -------------   ----------   ---------
THE HARTFORD BALANCED
 ALLOCATION
 FUND(G) -- (CONTINUED)
 From (commencement of
  operations) May 28,
  2004, through October
  31, 2004
 Class A.................   $  (0.02)      $   --          $   --         $  (0.02)       $ 0.30      $10.30
 Class B.................         --           --              --               --          0.28       10.28
 Class C.................         --           --              --               --          0.28       10.28
THE HARTFORD BALANCE
 INCOME FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................      (0.17)          --              --            (0.17)         0.50       10.92
 Class B.................      (0.14)          --              --            (0.14)         0.49       10.90
 Class C.................      (0.14)          --              --            (0.14)         0.48       10.89
 Class Y.................      (0.17)          --              --            (0.17)         0.51       10.93
 From (commencement of
  operations) July 31,
  2006, through October
  31, 2006
 Class A.................      (0.06)          --              --            (0.06)         0.42       10.42
 Class B.................      (0.04)          --              --            (0.04)         0.41       10.41
 Class C.................      (0.05)          --              --            (0.05)         0.41       10.41
 Class Y.................      (0.06)          --              --            (0.06)         0.42       10.42
THE HARTFORD CAPITAL
 APPRECIATION FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)(h)
 Class A.................      (0.13)       (3.04)             --            (3.17)        (0.34)      39.33
 Class B.................         --        (3.04)             --            (3.04)        (0.61)      35.64
 Class C.................         --        (3.04)             --            (3.04)        (0.58)      35.82
 Class I.................      (0.40)       (3.04)             --            (3.44)        (0.57)      39.12
 Class Y.................      (0.32)       (3.04)             --            (3.36)        (0.26)      41.93
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)(h)
 Class R3................         --           --              --               --          1.59       41.81
 Class R4................         --           --              --               --          1.63       41.85
 Class R5................         --           --              --               --          1.68       41.90
 For the Year Ended
  October 31, 2006
 Class A.................         --        (3.42)             --            (3.42)         3.16       39.67
 Class B.................         --        (3.42)             --            (3.42)         2.35       36.25
 Class C.................         --        (3.42)             --            (3.42)         2.40       36.40
 Class Y.................         --        (3.42)             --            (3.42)         3.72       42.19
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................         --           --              --               --          2.16       39.69
 For the Year Ended
  October 31, 2005
 Class A.................         --           --              --               --          5.71       36.51
 Class B.................         --           --              --               --          5.08       33.90
 Class C.................         --           --              --               --          5.12       34.00
 Class Y.................         --           --              --               --          6.18       38.47
 For the Year Ended
  October 31, 2004
 Class A.................         --           --              --               --          4.30       30.80
 Class B.................         --           --              --               --          3.85       28.82
 Class C.................         --           --              --               --          3.88       28.88
 Class Y.................         --           --              --               --          4.65       32.29
 For the Year Ended
  October 31, 2003
 Class A.................         --           --              --               --          6.03       26.50
 Class B.................         --           --              --               --          5.53       24.97
 Class C.................         --           --              --               --          5.56       25.00
 Class Y.................         --           --              --               --          6.41       27.64
 For the Year Ended
  October 31, 2002(h)
 Class A.................         --           --              --               --         (3.65)      20.47
 Class B.................         --           --              --               --         (3.62)      19.44
 Class C.................         --           --              --               --         (3.60)      19.44
 Class Y.................         --           --              --               --         (3.62)      21.23

                                                            -- RATIOS AND SUPPLEMENTAL DATA --
                           -----------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                            RATIO OF        RATIO OF        EXPENSES
                                                            EXPENSES        EXPENSES       TO AVERAGE      RATIO OF
                                                           TO AVERAGE      TO AVERAGE      NET ASSETS        NET
                                                           NET ASSETS      NET ASSETS     AFTER WAIVERS   INVESTMENT
                                           NET ASSETS    BEFORE WAIVERS   AFTER WAIVERS        AND          INCOME
                                            AT END OF    AND INCLUDING    AND INCLUDING     EXCLUDING     TO AVERAGE   PORTFOLIO
                             TOTAL           PERIOD         INTEREST        INTEREST        INTEREST         NET       TURNOVER
                           RETURN(b)         (000'S)       EXPENSE(d)      EXPENSE(d)      EXPENSE(d)       ASSETS      RATE(c)
                           ---------       -----------   --------------   -------------   -------------   ----------   ---------
THE HARTFORD BALANCED
 ALLOCATION
 FUND(G) -- (CONTINUED)
 From (commencement of
  operations) May 28,
  2004, through October
  31, 2004
 Class A.................     3.15%(f)     $    67,293        0.62%(e)        0.59%(e)        0.59%(e)       0.99%(e)      --
 Class B.................     2.82(f)           18,841        1.45(e)         1.29(e)         1.29(e)        0.33(e)       --
 Class C.................     2.82(f)           30,414        1.38(e)         1.29(e)         1.29(e)        0.30(e)       --
THE HARTFORD BALANCE
 INCOME FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     6.43(f)           24,920        1.38(e)         1.25(e)         1.25(e)        3.45(e)       12%
 Class B.................     6.10(f)            1,058        2.24(e)         2.00(e)         2.00(e)        2.67(e)       --
 Class C.................     6.03(f)            1,725        2.20(e)         2.00(e)         2.00(e)        2.65(e)       --
 Class Y.................     6.62(f)              112        1.10(e)         0.90(e)         0.90(e)        3.82(e)       --
 From (commencement of
  operations) July 31,
  2006, through October
  31, 2006
 Class A.................     4.78(f)           11,513        1.58(e)         1.26(e)         1.26(e)        3.48(e)        8
 Class B.................     4.54(f)              304        2.34(e)         2.00(e)         2.00(e)        2.73(e)       --
 Class C.................     4.56(f)              400        2.39(e)         2.00(e)         2.00(e)        2.67(e)       --
 Class Y.................     4.83(f)              105        1.31(e)         0.90(e)         0.90(e)        3.86(e)       --
THE HARTFORD CAPITAL
 APPRECIATION FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)(h)
 Class A.................     7.67(f)(i)    10,885,348        1.13(e)         1.13(e)         1.13(e)        0.55(e)       42
 Class B.................     7.24(f)(i)     1,980,702        1.93(e)         1.93(e)         1.93(e)       (0.26)(e)      --
 Class C.................     7.30(f)(i)     3,547,615        1.84(e)         1.84(e)         1.84(e)       (0.16)(e)      --
 Class I.................     7.80(f)(i)        62,704        0.79(e)         0.79(e)         0.79(e)        0.96(e)       --
 Class Y.................     7.88(f)(i)       678,985        0.72(e)         0.72(e)         0.72(e)        0.95(e)       --
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)(h)
 Class R3................     7.57(f)               35        1.59(e)         1.55(e)         1.55(e)        0.26(e)       --
 Class R4................     7.67(f)               10        1.31(e)         1.24(e)         1.24(e)        0.41(e)       --
 Class R5................     7.80(f)               10        1.02(e)         0.94(e)         0.94(e)        0.71(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................    19.56           9,312,766        1.18            1.18            1.18           0.47          74
 Class B.................    18.59           1,868,359        1.97            1.97            1.97          (0.31)         --
 Class C.................    18.69           2,968,472        1.90            1.90            1.90          (0.25)         --
 Class Y.................    20.07             414,259        0.75            0.75            0.75           0.90          --
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................     5.76(f)            5,193        0.88(e)         0.88(e)         0.88(e)        0.17(e)       --
 For the Year Ended
  October 31, 2005
 Class A.................    18.54           6,071,891        1.26            1.26            1.26           0.31          93
 Class B.................    17.63           1,631,199        2.03            2.03            2.03          (0.45)         --
 Class C.................    17.73           1,834,562        1.94            1.94            1.94          (0.37)         --
 Class Y.................    19.14             245,163        0.78            0.78            0.78           0.76          --
 For the Year Ended
  October 31, 2004
 Class A.................    16.23           4,203,178        1.35            1.35            1.35          (0.05)         78
 Class B.................    15.42           1,432,121        2.06            2.06            2.06          (0.78)         --
 Class C.................    15.52           1,348,972        1.97            1.97            1.97          (0.68)         --
 Class Y.................    16.82             116,527        0.79            0.79            0.79           0.50          --
 For the Year Ended
  October 31, 2003
 Class A.................    29.46           2,357,913        1.45            1.43            1.43          (0.13)        113
 Class B.................    28.45           1,140,154        2.17            2.17            2.17          (0.87)         --
 Class C.................    28.60             981,246        2.05            2.05            2.05          (0.75)         --
 Class Y.................    30.19              48,372        0.85            0.85            0.85           0.46          --
 For the Year Ended
  October 31, 2002(h)
 Class A.................   (15.13)          1,700,765        1.45            1.40            1.40          (0.28)        112
 Class B.................   (15.70)            884,553        2.14            2.14            2.14          (1.04)         --
 Class C.................   (15.62)            738,988        2.02            2.02            2.02          (0.92)         --
 Class Y.................   (14.57)             25,378        0.80            0.80            0.80           0.27          --

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                          -- SELECTED PER-SHARE DATA(a) --
                           --------------------------------------------------------------

                                                                NET REALIZED
                                                                    AND
                           NET ASSET      NET       PAYMENTS     UNREALIZED      TOTAL
                           VALUE AT    INVESTMENT     FROM          GAIN          FROM
                           BEGINNING     INCOME       (TO)       (LOSS) ON     INVESTMENT
                           OF PERIOD     (LOSS)     AFFILIATE   INVESTMENTS    OPERATIONS
                           ---------   ----------   ---------   ------------   ----------
THE HARTFORD CAPITAL
 APPRECIATION II FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)(h)
 Class A.................   $13.13      $     --      $  --        $ 1.70       $   1.70
 Class B.................    12.99         (0.03)        --          1.64           1.61
 Class C.................    13.00         (0.02)        --          1.65           1.63
 Class I.................    13.14          0.02         --          1.70           1.72
 Class Y.................    13.20          0.03         --          1.71           1.74
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................    13.52            --         --          1.07           1.07
 Class R4................    13.52         (0.01)        --          1.09           1.08
 Class R5................    13.52          0.01         --          1.09           1.10
 For the Year Ended
  October 31, 2006
 Class A.................    11.07         (0.01)        --          2.22           2.21
 Class B.................    11.02         (0.07)        --          2.19           2.12
 Class C.................    11.04         (0.06)        --          2.17           2.11
 Class Y.................    11.08          0.12         --          2.15           2.27
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................    12.51            --         --          0.63           0.63
 From (commencement of
  operations) April 29,
  2005, through October
  31, 2005
 Class A.................    10.00         (0.01)        --          1.08           1.07
 Class B.................    10.00         (0.03)        --          1.05           1.02
 Class C.................    10.00         (0.03)        --          1.07           1.04
 Class Y.................    10.00          0.02         --          1.06           1.08
THE HARTFORD CONSERVATIVE
 ALLOCATION FUND(G)
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    11.16          0.16         --          0.43           0.59
 Class B.................    11.16          0.13         --          0.43           0.56
 Class C.................    11.15          0.12         --          0.44           0.56
 Class I.................    11.16          0.21         --          0.40           0.61
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................    10.95          0.04         --          0.30           0.34
 Class R4................    10.95          0.06         --          0.30           0.36
 Class R5................    10.95          0.07         --          0.30           0.37
 For the Year Ended
  October 31, 2006
 Class A.................    10.57          0.26         --          0.76           1.02
 Class B.................    10.56          0.19         --          0.76           0.95
 Class C.................    10.56          0.19         --          0.76           0.95
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................    10.94          0.07         --          0.22           0.29
 For the Year Ended
  October 31, 2005
 Class A.................    10.27          0.23         --          0.28           0.51
 Class B.................    10.26          0.16         --          0.28           0.44
 Class C.................    10.26          0.16         --          0.28           0.44
 From (commencement of
  operations) May 28,
  2004, through October
  31, 2004
 Class A.................    10.00          0.03         --          0.27           0.30
 Class B.................    10.00          0.02         --          0.25           0.27
 Class C.................    10.00          0.02         --          0.25           0.27
THE HARTFORD DISCIPLINED
 EQUITY FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    13.19          0.03       0.01          1.21           1.25
 Class B.................    12.53         (0.02)      0.01          1.15           1.14
 Class C.................    12.54         (0.02)      0.01          1.16           1.15
 Class Y.................    13.58          0.15       0.01          1.17           1.33

                                                    -- SELECTED PER-SHARE DATA(a) --
                           -----------------------------------------------------------------------------------

                                                                                           NET
                                        DISTRIBUTIONS                                    INCREASE
                           DIVIDENDS        FROM                                        (DECREASE)   NET ASSET
                            FROM NET      REALIZED      DISTRIBUTIONS                     IN NET     VALUE AT
                           INVESTMENT      CAPITAL          FROM            TOTAL         ASSET         END
                             INCOME         GAINS          CAPITAL      DISTRIBUTIONS     VALUE      OF PERIOD
                           ----------   -------------   -------------   -------------   ----------   ---------
THE HARTFORD CAPITAL
 APPRECIATION II FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)(h)
 Class A.................   $     --       $(0.31)         $   --         $  (0.31)       $ 1.39      $14.52
 Class B.................         --        (0.31)             --            (0.31)         1.30       14.29
 Class C.................         --        (0.31)             --            (0.31)         1.32       14.32
 Class I.................         --        (0.31)             --            (0.31)         1.41       14.55
 Class Y.................         --        (0.31)             --            (0.31)         1.43       14.63
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................         --           --              --               --          1.07       14.59
 Class R4................         --           --              --               --          1.08       14.60
 Class R5................         --           --              --               --          1.10       14.62
 For the Year Ended
  October 31, 2006
 Class A.................         --        (0.15)             --            (0.15)         2.06       13.13
 Class B.................         --        (0.15)             --            (0.15)         1.97       12.99
 Class C.................         --        (0.15)             --            (0.15)         1.96       13.00
 Class Y.................         --        (0.15)             --            (0.15)         2.12       13.20
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................         --           --              --               --          0.63       13.14
 From (commencement of
  operations) April 29,
  2005, through October
  31, 2005
 Class A.................         --           --              --               --          1.07       11.07
 Class B.................         --           --              --               --          1.02       11.02
 Class C.................         --           --              --               --          1.04       11.04
 Class Y.................         --           --              --               --          1.08       11.08
THE HARTFORD CONSERVATIVE
 ALLOCATION FUND(G)
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................      (0.21)       (0.29)             --            (0.50)         0.09       11.25
 Class B.................      (0.18)       (0.29)             --            (0.47)         0.09       11.25
 Class C.................      (0.18)       (0.29)             --            (0.47)         0.09       11.24
 Class I.................      (0.24)       (0.29)             --            (0.53)         0.08       11.24
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................      (0.05)          --              --            (0.05)         0.29       11.24
 Class R4................      (0.06)          --              --            (0.06)         0.30       11.25
 Class R5................      (0.07)          --              --            (0.07)         0.30       11.25
 For the Year Ended
  October 31, 2006
 Class A.................      (0.31)       (0.12)             --            (0.43)         0.59       11.16
 Class B.................      (0.23)       (0.12)             --            (0.35)         0.60       11.16
 Class C.................      (0.24)       (0.12)             --            (0.36)         0.59       11.15
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................      (0.07)          --              --            (0.07)         0.22       11.16
 For the Year Ended
  October 31, 2005
 Class A.................      (0.21)          --              --            (0.21)         0.30       10.57
 Class B.................      (0.14)          --              --            (0.14)         0.30       10.56
 Class C.................      (0.14)          --              --            (0.14)         0.30       10.56
 From (commencement of
  operations) May 28,
  2004, through October
  31, 2004
 Class A.................      (0.03)          --              --            (0.03)         0.27       10.27
 Class B.................      (0.01)          --              --            (0.01)         0.26       10.26
 Class C.................      (0.01)          --              --            (0.01)         0.26       10.26
THE HARTFORD DISCIPLINED
 EQUITY FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................      (0.10)          --              --            (0.10)         1.15       14.34
 Class B.................      (0.01)          --              --            (0.01)         1.13       13.66
 Class C.................      (0.01)          --              --            (0.01)         1.14       13.68
 Class Y.................      (0.10)          --              --            (0.10)         1.23       14.81

                                                            -- RATIOS AND SUPPLEMENTAL DATA --
                           -----------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                            RATIO OF        RATIO OF        EXPENSES
                                                            EXPENSES        EXPENSES       TO AVERAGE      RATIO OF
                                                           TO AVERAGE      TO AVERAGE      NET ASSETS        NET
                                                           NET ASSETS      NET ASSETS     AFTER WAIVERS   INVESTMENT
                                           NET ASSETS    BEFORE WAIVERS   AFTER WAIVERS        AND          INCOME
                                            AT END OF    AND INCLUDING    AND INCLUDING     EXCLUDING     TO AVERAGE   PORTFOLIO
                             TOTAL           PERIOD         INTEREST        INTEREST        INTEREST         NET       TURNOVER
                           RETURN(b)         (000'S)       EXPENSE(d)      EXPENSE(d)      EXPENSE(d)       ASSETS      RATE(c)
                           ---------       -----------   --------------   -------------   -------------   ----------   ---------
THE HARTFORD CAPITAL
 APPRECIATION II FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)(h)
 Class A.................    13.21%(f)     $   462,523        1.45%(e)        1.45%(e)        1.45%(e)       0.06%(e)      52%
 Class B.................    12.65(f)           60,123        2.31(e)         2.30(e)         2.30(e)       (0.78)(e)      --
 Class C.................    12.79(f)          219,908        2.17(e)         2.17(e)         2.17(e)       (0.64)(e)      --
 Class I.................    13.35(f)           34,605        1.10(e)         1.10(e)         1.10(e)        0.45(e)       --
 Class Y.................    13.44(f)              135        1.03(e)         1.03(e)         1.03(e)        0.46(e)       --
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................    13.13(f)              166        1.72(e)         1.72(e)         1.72(e)       (0.01)(e)      --
 Class R4................    13.21(f)               11        1.58(e)         1.52(e)         1.52(e)       (0.15)(e)      --
 Class R5................    13.37(f)               11        1.33(e)         1.25(e)         1.25(e)        0.13(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................    20.21             241,238        1.66            1.61            1.61          (0.13)        113
 Class B.................    19.48              29,169        2.54            2.35            2.35          (0.88)         --
 Class C.................    19.35              97,678        2.37            2.33            2.33          (0.86)         --
 Class Y.................    20.74                 119        1.20            1.15            1.15           0.39          --
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................     5.04(f)            3,316        1.46(e)         0.80(e)         0.80(e)        0.45(e)       --
 From (commencement of
  operations) April 29,
  2005, through October
  31, 2005
 Class A.................    10.70(f)           56,981        1.99(e)         1.60(e)         1.60(e)       (0.30)(e)      46
 Class B.................    10.20(f)            6,343        2.97(e)         2.35(e)         2.35(e)       (1.10)(e)      --
 Class C.................    10.40(f)           19,494        2.82(e)         2.35(e)         2.35(e)       (1.12)(e)      --
 Class Y.................    10.80(f)              332        1.41(e)         1.15(e)         1.15(e)        0.29(e)       --
THE HARTFORD CONSERVATIVE
 ALLOCATION FUND(G)
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     5.50(f)          106,703        0.57(e)         0.57(e)         0.57(e)        2.93(e)       35
 Class B.................     5.15(f)           23,191        1.40(e)         1.27(e)         1.27(e)        2.26(e)       --
 Class C.................     5.15(f)           39,765        1.34(e)         1.27(e)         1.27(e)        2.11(e)       --
 Class I.................     5.63(f)            3,567        0.25(e)         0.25(e)         0.25(e)        2.14(e)       --
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................     5.27(f)               10        1.14(e)         1.06(e)         1.06(e)        1.12(e)       --
 Class R4................     5.45(f)               10        0.82(e)         0.74(e)         0.74(e)        1.43(e)       --
 Class R5................     5.53(f)               10        0.54(e)         0.45(e)         0.45(e)        1.73(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................     9.85              93,504        0.64            0.63            0.63           2.41          29
 Class B.................     9.19              20,782        1.48            1.31            1.31           1.73          --
 Class C.................     9.10              36,123        1.41            1.31            1.31           1.67          --
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................     2.69(f)               10        0.72(e)         0.41(e)         0.41(e)        2.07(e)       --
 For the Year Ended
  October 31, 2005
 Class A.................     4.96              70,533        0.63            0.60            0.60           2.25          23
 Class B.................     4.26              14,525        1.48            1.26            1.26           1.60          --
 Class C.................     4.26              27,453        1.42            1.26            1.26           1.56          --
 From (commencement of
  operations) May 28,
  2004, through October
  31, 2004
 Class A.................     2.96(f)           33,921        0.63(e)         0.60(e)         0.60(e)        1.70(e)       --
 Class B.................     2.70(f)            4,993        1.44(e)         1.25(e)         1.25(e)        1.05(e)       --
 Class C.................     2.70(f)           10,807        1.38(e)         1.25(e)         1.25(e)        1.17(e)       --
THE HARTFORD DISCIPLINED
 EQUITY FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     9.52(f)(i)       186,122        1.42(e)         1.40(e)         1.40(e)        0.43(e)       32
 Class B.................     9.14(f)(i)        33,879        2.33(e)         2.07(e)         2.07(e)       (0.23)(e)      --
 Class C.................     9.16(f)(i)        27,887        2.11(e)         2.11(e)         2.11(e)       (0.27)(e)      --
 Class Y.................     9.86(f)(i)        99,022        0.89(e)         0.89(e)         0.89(e)        1.04(e)       --

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                          -- SELECTED PER-SHARE DATA(a) --
                           --------------------------------------------------------------

                                                                NET REALIZED
                                                                    AND
                           NET ASSET      NET       PAYMENTS     UNREALIZED      TOTAL
                           VALUE AT    INVESTMENT     FROM          GAIN          FROM
                           BEGINNING     INCOME       (TO)       (LOSS) ON     INVESTMENT
                           OF PERIOD     (LOSS)     AFFILIATE   INVESTMENTS    OPERATIONS
                           ---------   ----------   ---------   ------------   ----------
THE HARTFORD DISCIPLINED
 EQUITY
 FUND -- (CONTINUED)
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007
 Class R3................   $13.89      $     --      $  --        $ 0.87       $   0.87
 Class R4................    13.89          0.02         --          0.87           0.89
 Class R5................    13.89          0.03         --          0.88           0.91
 For the Year Ended
  October 31, 2006
 Class A.................    11.78          0.04         --          1.39           1.43
 Class B.................    11.25         (0.03)        --          1.31           1.28
 Class C.................    11.26         (0.04)        --          1.32           1.28
 Class Y.................    12.12          0.14         --          1.40           1.54
 For the Year Ended
  October 31, 2005
 Class A.................    10.67          0.10         --          1.09           1.19
 Class B.................    10.20         (0.02)        --          1.08           1.06
 Class C.................    10.22         (0.02)        --          1.07           1.05
 Class Y.................    10.99          0.15         --          1.12           1.27
 For the Year Ended
  October 31, 2004
 Class A.................    10.08          0.03         --          0.57           0.60
 Class B.................     9.70         (0.05)        --          0.55           0.50
 Class C.................     9.71         (0.05)        --          0.56           0.51
 Class Y.................    10.36         (0.01)        --          0.69           0.68
 For the Year Ended
  October 31, 2003
 Class A.................     8.43          0.02         --          1.63           1.65
 Class B.................     8.17         (0.04)        --          1.57           1.53
 Class C.................     8.18         (0.04)        --          1.57           1.53
 Class Y.................     8.63          0.08         --          1.65           1.73
 For the Year Ended
  October 31, 2002(h)
 Class A.................    10.36            --         --         (1.93)         (1.93)
 Class B.................    10.10         (0.11)        --         (1.82)         (1.93)
 Class C.................    10.11         (0.06)        --         (1.87)         (1.93)
 Class Y.................    10.52          0.05         --         (1.94)         (1.89)
THE HARTFORD DIVIDEND AND
 GROWTH FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    21.48          0.14       0.01          1.91           2.06
 Class B.................    21.17          0.06       0.01          1.88           1.95
 Class C.................    21.13          0.07       0.01          1.87           1.95
 Class I.................    21.46          0.16         --          1.94           2.10
 Class Y.................    21.72          0.20       0.01          1.92           2.13
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................    21.14          0.05         --          1.18           1.23
 Class R4................    21.14          0.08         --          1.18           1.26
 Class R5................    21.14          0.10         --          1.18           1.28
 For the Year Ended
  October 31, 2006(h)
 Class A.................    19.10          0.26         --          3.14           3.40
 Class B.................    18.84          0.09         --          3.10           3.19
 Class C.................    18.81          0.12         --          3.08           3.20
 Class Y.................    19.30          0.35         --          3.18           3.53
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006(h)
 Class I.................    20.48          0.03         --          1.03           1.06
 For the Year Ended
  October 31, 2005
 Class A.................    17.79          0.23         --          1.51           1.74
 Class B.................    17.56          0.08         --          1.48           1.56
 Class C.................    17.53          0.10         --          1.48           1.58
 Class Y.................    17.97          0.32         --          1.53           1.85

                                                    -- SELECTED PER-SHARE DATA(a) --
                           -----------------------------------------------------------------------------------

                                                                                           NET
                                        DISTRIBUTIONS                                    INCREASE
                           DIVIDENDS        FROM                                        (DECREASE)   NET ASSET
                            FROM NET      REALIZED      DISTRIBUTIONS                     IN NET     VALUE AT
                           INVESTMENT      CAPITAL          FROM            TOTAL         ASSET         END
                             INCOME         GAINS          CAPITAL      DISTRIBUTIONS     VALUE      OF PERIOD
                           ----------   -------------   -------------   -------------   ----------   ---------
THE HARTFORD DISCIPLINED
 EQUITY
 FUND -- (CONTINUED)
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007
 Class R3................   $     --       $   --          $   --         $     --        $ 0.87      $14.76
 Class R4................         --           --              --               --          0.89       14.78
 Class R5................         --           --              --               --          0.91       14.80
 For the Year Ended
  October 31, 2006
 Class A.................      (0.02)          --              --            (0.02)         1.41       13.19
 Class B.................         --           --              --               --          1.28       12.53
 Class C.................         --           --              --               --          1.28       12.54
 Class Y.................      (0.08)          --              --            (0.08)         1.46       13.58
 For the Year Ended
  October 31, 2005
 Class A.................      (0.08)          --              --            (0.08)         1.11       11.78
 Class B.................      (0.01)          --              --            (0.01)         1.05       11.25
 Class C.................      (0.01)          --              --            (0.01)         1.04       11.26
 Class Y.................      (0.14)          --              --            (0.14)         1.13       12.12
 For the Year Ended
  October 31, 2004
 Class A.................      (0.01)          --              --            (0.01)         0.59       10.67
 Class B.................         --           --              --               --          0.50       10.20
 Class C.................         --           --              --               --          0.51       10.22
 Class Y.................      (0.05)          --              --            (0.05)         0.63       10.99
 For the Year Ended
  October 31, 2003
 Class A.................         --           --              --               --          1.65       10.08
 Class B.................         --           --              --               --          1.53        9.70
 Class C.................         --           --              --               --          1.53        9.71
 Class Y.................         --           --              --               --          1.73       10.36
 For the Year Ended
  October 31, 2002(h)
 Class A.................         --           --              --               --         (1.93)       8.43
 Class B.................         --           --              --               --         (1.93)       8.17
 Class C.................         --           --              --               --         (1.93)       8.18
 Class Y.................         --           --              --               --         (1.89)       8.63
THE HARTFORD DIVIDEND AND
 GROWTH FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................      (0.12)       (1.34)             --            (1.46)         0.60       22.08
 Class B.................      (0.04)       (1.34)             --            (1.38)         0.57       21.74
 Class C.................      (0.05)       (1.34)             --            (1.39)         0.56       21.69
 Class I.................      (0.20)       (1.34)             --            (1.54)         0.56       22.02
 Class Y.................      (0.16)       (1.34)             --            (1.50)         0.63       22.35
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................      (0.04)          --              --            (0.04)         1.19       22.33
 Class R4................      (0.06)          --              --            (0.06)         1.20       22.34
 Class R5................      (0.07)          --              --            (0.07)         1.21       22.35
 For the Year Ended
  October 31, 2006(h)
 Class A.................      (0.26)       (0.76)             --            (1.02)         2.38       21.48
 Class B.................      (0.10)       (0.76)             --            (0.86)         2.33       21.17
 Class C.................      (0.12)       (0.76)             --            (0.88)         2.32       21.13
 Class Y.................      (0.35)       (0.76)             --            (1.11)         2.42       21.72
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006(h)
 Class I.................      (0.08)          --              --            (0.08)         0.98       21.46
 For the Year Ended
  October 31, 2005
 Class A.................      (0.24)       (0.19)             --            (0.43)         1.31       19.10
 Class B.................      (0.09)       (0.19)             --            (0.28)         1.28       18.84
 Class C.................      (0.11)       (0.19)             --            (0.30)         1.28       18.81
 Class Y.................      (0.33)       (0.19)             --            (0.52)         1.33       19.30

                                                            -- RATIOS AND SUPPLEMENTAL DATA --
                           -----------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                            RATIO OF        RATIO OF        EXPENSES
                                                            EXPENSES        EXPENSES       TO AVERAGE      RATIO OF
                                                           TO AVERAGE      TO AVERAGE      NET ASSETS        NET
                                                           NET ASSETS      NET ASSETS     AFTER WAIVERS   INVESTMENT
                                           NET ASSETS    BEFORE WAIVERS   AFTER WAIVERS        AND          INCOME
                                            AT END OF    AND INCLUDING    AND INCLUDING     EXCLUDING     TO AVERAGE   PORTFOLIO
                             TOTAL           PERIOD         INTEREST        INTEREST        INTEREST         NET       TURNOVER
                           RETURN(b)         (000'S)       EXPENSE(d)      EXPENSE(d)      EXPENSE(d)       ASSETS      RATE(c)
                           ---------       -----------   --------------   -------------   -------------   ----------   ---------
THE HARTFORD DISCIPLINED
 EQUITY
 FUND -- (CONTINUED)
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007
 Class R3................     9.48%(f)     $        11        1.78%(e)        1.65%(e)        1.65%(e)      (0.03)%(e)     --
 Class R4................     9.63(f)               11        1.48(e)         1.35(e)         1.35(e)        0.27(e)       --
 Class R5................     9.78(f)               11        1.20(e)         1.05(e)         1.05(e)        0.57(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................    12.13             189,375        1.40            1.40            1.40           0.39          67%
 Class B.................    11.38              35,673        2.30            2.07            2.07          (0.28)         --
 Class C.................    11.37              29,153        2.10            2.10            2.10          (0.31)         --
 Class Y.................    12.76             169,614        0.89            0.89            0.89           0.88          --
 For the Year Ended
  October 31, 2005
 Class A.................    11.19             209,721        1.41            1.40            1.40           0.81          61
 Class B.................    10.35              39,806        2.34            2.15            2.15           0.06          --
 Class C.................    10.29              33,690        2.11            2.11            2.11           0.12          --
 Class Y.................    11.62              81,582        0.90            0.90            0.90           0.97          --
 For the Year Ended
  October 31, 2004
 Class A.................     5.92             241,014        1.46            1.45            1.45           0.30          62
 Class B.................     5.16              44,561        2.34            2.15            2.15          (0.41)         --
 Class C.................     5.25(i)           40,965        2.10            2.10            2.10          (0.36)         --
 Class Y.................     6.55              19,578        0.88            0.88            0.88           0.95          --
 For the Year Ended
  October 31, 2003
 Class A.................    19.57             243,842        1.56            1.45            1.45           0.24          76
 Class B.................    18.73              47,888        2.30            2.15            2.15          (0.46)         --
 Class C.................    18.70              46,162        2.17            2.15            2.15          (0.46)         --
 Class Y.................    20.05                 622        0.98            0.98            0.98           0.70          --
 For the Year Ended
  October 31, 2002(h)
 Class A.................   (18.63)            230,545        1.57            1.45            1.45          (0.03)         89
 Class B.................   (19.11)             43,431        2.26            2.15            2.15          (1.03)         --
 Class C.................   (19.09)             44,054        2.13            2.13            2.13          (0.80)         --
 Class Y.................   (17.97)                661        0.93            0.93            0.93           0.46          --
THE HARTFORD DIVIDEND AND
 GROWTH FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    10.25(f)(i)     3,014,547        1.10(e)         1.10(e)         1.10(e)        1.39(e)       12
 Class B.................     9.79(f)(i)       392,994        1.96(e)         1.96(e)         1.96(e)        0.54(e)       --
 Class C.................     9.84(f)(i)       352,106        1.83(e)         1.83(e)         1.83(e)        0.66(e)       --
 Class I.................    10.44(f)(i)           687        0.78(e)         0.78(e)         0.78(e)        1.40(e)       --
 Class Y.................    10.46(f)(i)       126,934        0.69(e)         0.69(e)         0.69(e)        1.84(e)       --
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................    10.14(f)               11        1.59(e)         1.50(e)         1.50(e)        0.69(e)       --
 Class R4................    10.27(f)               11        1.28(e)         1.20(e)         1.20(e)        0.99(e)       --
 Class R5................    10.40(f)               11        0.99(e)         0.90(e)         0.90(e)        1.29(e)       --
 For the Year Ended
  October 31, 2006(h)
 Class A.................    18.63           2,626,634        1.14            1.14            1.14           1.32          29
 Class B.................    17.63             365,678        1.99            1.99            1.99           0.48          --
 Class C.................    17.75             317,139        1.87            1.87            1.87           0.60          --
 Class Y.................    19.15             133,376        0.71            0.71            0.71           1.75          --
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006(h)
 Class I.................     5.20(f)               11        1.08(e)         0.98(e)         0.98(e)        0.59(e)       --
 For the Year Ended
  October 31, 2005
 Class A.................     9.87           2,109,617        1.17            1.17            1.17           1.25          26
 Class B.................     8.92             343,650        2.01            2.01            2.01           0.41          --
 Class C.................     9.08             280,967        1.89            1.89            1.89           0.54          --
 Class Y.................    10.36             114,777        0.73            0.73            0.73           1.64          --

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                          -- SELECTED PER-SHARE DATA(a) --
                           --------------------------------------------------------------

                                                                NET REALIZED
                                                                    AND
                           NET ASSET      NET       PAYMENTS     UNREALIZED      TOTAL
                           VALUE AT    INVESTMENT     FROM          GAIN          FROM
                           BEGINNING     INCOME       (TO)       (LOSS) ON     INVESTMENT
                           OF PERIOD     (LOSS)     AFFILIATE   INVESTMENTS    OPERATIONS
                           ---------   ----------   ---------   ------------   ----------
THE HARTFORD DIVIDEND AND
 GROWTH
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2004
 Class A.................   $15.94      $   0.16      $0.01        $ 1.82       $   1.99
 Class B.................    15.75          0.03         --          1.80           1.83
 Class C.................    15.72          0.05       0.01          1.79           1.85
 Class Y.................    16.11          0.24         --          1.86           2.10
 For the Year Ended
  October 31, 2003
 Class A.................    13.58          0.12         --          2.37           2.49
 Class B.................    13.43          0.03         --          2.32           2.35
 Class C.................    13.40          0.04         --          2.32           2.36
 Class Y.................    13.73          0.19         --          2.40           2.59
 For the Year Ended
  October 31, 2002(h)
 Class A.................    15.53          0.12         --         (1.71)         (1.59)
 Class B.................    15.37          0.02         --         (1.70)         (1.68)
 Class C.................    15.33          0.03         --         (1.69)         (1.66)
 Class Y.................    15.71          0.12         --         (1.65)         (1.53)
THE HARTFORD EQUITY
 GROWTH ALLOCATION
 FUND(G)
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)(h)
 Class A.................    13.21          0.04         --          1.33           1.37
 Class B.................    13.10            --         --          1.31           1.31
 Class C.................    13.10            --         --          1.30           1.30
 Class I.................    13.22          0.02         --          1.36           1.38
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)(h)
 Class R3................    13.24         (0.04)        --          0.84           0.80
 Class R4................    13.24         (0.03)        --          0.85           0.82
 Class R5................    13.24         (0.02)        --          0.86           0.84
 For the Year Ended
  October 31, 2006
 Class A.................    11.46          0.02         --          1.83           1.85
 Class B.................    11.37         (0.12)        --          1.88           1.76
 Class C.................    11.37         (0.12)        --          1.88           1.76
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................    12.59         (0.01)        --          0.64           0.63
 For the Year Ended
  October 31, 2005
 Class A.................    10.38         (0.02)        --          1.12           1.10
 Class B.................    10.35         (0.08)        --          1.10           1.02
 Class C.................    10.35         (0.07)        --          1.09           1.02
 From (commencement of
  operations) May 28,
  2004, through October
  31, 2004
 Class A.................    10.00         (0.01)        --          0.39           0.38
 Class B.................    10.00         (0.02)        --          0.37           0.35
 Class C.................    10.00         (0.02)        --          0.37           0.35
THE HARTFORD EQUITY
 INCOME FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    14.00          0.13         --          1.25           1.38
 Class B.................    13.97          0.08         --          1.23           1.31
 Class C.................    13.99          0.09         --          1.22           1.31
 Class I.................    13.99          0.14         --          1.25           1.39
 Class Y.................    14.07          0.14         --          1.27           1.41
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................    13.97          0.07         --          0.77           0.84
 Class R4................    13.97          0.08         --          0.77           0.85
 Class R5................    13.97          0.10         --          0.78           0.88
 For the Year Ended
  October 31, 2006
 Class A.................    12.09          0.26         --          1.96           2.22
 Class B.................    12.07          0.16         --          1.94           2.10
 Class C.................    12.08          0.17         --          1.96           2.13
 Class Y.................    12.15          0.30         --          1.98           2.28

                                                    -- SELECTED PER-SHARE DATA(a) --
                           -----------------------------------------------------------------------------------

                                                                                           NET
                                        DISTRIBUTIONS                                    INCREASE
                           DIVIDENDS        FROM                                        (DECREASE)   NET ASSET
                            FROM NET      REALIZED      DISTRIBUTIONS                     IN NET     VALUE AT
                           INVESTMENT      CAPITAL          FROM            TOTAL         ASSET         END
                             INCOME         GAINS          CAPITAL      DISTRIBUTIONS     VALUE      OF PERIOD
                           ----------   -------------   -------------   -------------   ----------   ---------
THE HARTFORD DIVIDEND AND
 GROWTH
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2004
 Class A.................   $  (0.14)      $   --          $   --         $  (0.14)       $ 1.85      $17.79
 Class B.................      (0.02)          --              --            (0.02)         1.81       17.56
 Class C.................      (0.04)          --              --            (0.04)         1.81       17.53
 Class Y.................      (0.24)          --              --            (0.24)         1.86       17.97
 For the Year Ended
  October 31, 2003
 Class A.................      (0.13)(j)        --             --            (0.13)         2.36       15.94
 Class B.................      (0.03)(j)        --             --            (0.03)         2.32       15.75
 Class C.................      (0.04)(j)        --             --            (0.04)         2.32       15.72
 Class Y.................      (0.21)(j)        --             --            (0.21)         2.38       16.11
 For the Year Ended
  October 31, 2002(h)
 Class A.................      (0.12)       (0.24)             --            (0.36)        (1.95)      13.58
 Class B.................      (0.02)       (0.24)             --            (0.26)        (1.94)      13.43
 Class C.................      (0.03)       (0.24)             --            (0.27)        (1.93)      13.40
 Class Y.................      (0.21)       (0.24)             --            (0.45)        (1.98)      13.73
THE HARTFORD EQUITY
 GROWTH ALLOCATION
 FUND(G)
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)(h)
 Class A.................      (0.24)       (0.28)             --            (0.52)         0.85       14.06
 Class B.................      (0.16)       (0.28)             --            (0.44)         0.87       13.97
 Class C.................      (0.16)       (0.28)             --            (0.44)         0.86       13.96
 Class I.................      (0.25)       (0.28)             --            (0.53)         0.85       14.07
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)(h)
 Class R3................         --           --              --               --          0.80       14.04
 Class R4................         --           --              --               --          0.82       14.06
 Class R5................         --           --              --               --          0.84       14.08
 For the Year Ended
  October 31, 2006
 Class A.................      (0.09)       (0.01)             --            (0.10)         1.75       13.21
 Class B.................      (0.02)       (0.01)             --            (0.03)         1.73       13.10
 Class C.................      (0.02)       (0.01)             --            (0.03)         1.73       13.10
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................         --           --              --               --          0.63       13.22
 For the Year Ended
  October 31, 2005
 Class A.................      (0.02)          --              --            (0.02)         1.08       11.46
 Class B.................         --           --              --               --          1.02       11.37
 Class C.................         --           --              --               --          1.02       11.37
 From (commencement of
  operations) May 28,
  2004, through October
  31, 2004
 Class A.................         --           --              --               --          0.38       10.38
 Class B.................         --           --              --               --          0.35       10.35
 Class C.................         --           --              --               --          0.35       10.35
THE HARTFORD EQUITY
 INCOME FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................      (0.12)       (0.54)             --            (0.66)         0.72       14.72
 Class B.................      (0.06)       (0.54)             --            (0.60)         0.71       14.68
 Class C.................      (0.07)       (0.54)             --            (0.61)         0.70       14.69
 Class I.................      (0.16)       (0.54)             --            (0.70)         0.69       14.68
 Class Y.................      (0.16)       (0.54)             --            (0.70)         0.71       14.78
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................      (0.04)          --              --            (0.04)         0.80       14.77
 Class R4................      (0.05)          --              --            (0.05)         0.80       14.77
 Class R5................      (0.07)          --              --            (0.07)         0.81       14.78
 For the Year Ended
  October 31, 2006
 Class A.................      (0.28)       (0.03)             --            (0.31)         1.91       14.00
 Class B.................      (0.17)       (0.03)             --            (0.20)         1.90       13.97
 Class C.................      (0.19)       (0.03)             --            (0.22)         1.91       13.99
 Class Y.................      (0.33)       (0.03)             --            (0.36)         1.92       14.07

                                                            -- RATIOS AND SUPPLEMENTAL DATA --
                           -----------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                            RATIO OF        RATIO OF        EXPENSES
                                                            EXPENSES        EXPENSES       TO AVERAGE      RATIO OF
                                                           TO AVERAGE      TO AVERAGE      NET ASSETS        NET
                                                           NET ASSETS      NET ASSETS     AFTER WAIVERS   INVESTMENT
                                           NET ASSETS    BEFORE WAIVERS   AFTER WAIVERS        AND          INCOME
                                            AT END OF    AND INCLUDING    AND INCLUDING     EXCLUDING     TO AVERAGE   PORTFOLIO
                             TOTAL           PERIOD         INTEREST        INTEREST        INTEREST         NET       TURNOVER
                           RETURN(b)         (000'S)       EXPENSE(d)      EXPENSE(d)      EXPENSE(d)       ASSETS      RATE(c)
                           ---------       -----------   --------------   -------------   -------------   ----------   ---------
THE HARTFORD DIVIDEND AND
 GROWTH
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2004
 Class A.................    12.53%(i)     $ 1,838,567        1.23%           1.23%           1.23%          0.96%         25%
 Class B.................    11.62             319,512        2.04            2.04            2.04           0.16          --
 Class C.................    11.76(i)          277,706        1.90            1.90            1.90           0.29          --
 Class Y.................    13.06              69,088        0.75            0.75            0.75           1.44          --
 For the Year Ended
  October 31, 2003
 Class A.................    18.42           1,296,982        1.41            1.40            1.40           0.88          31
 Class B.................    17.52             257,856        2.14            2.13            2.13           0.16          --
 Class C.................    17.67             230,348        2.02            2.02            2.02           0.27          --
 Class Y.................    19.03              42,107        0.81            0.81            0.81           1.44          --
 For the Year Ended
  October 31, 2002(h)
 Class A.................   (10.64)            808,633        1.46            1.40            1.40           0.78          33
 Class B.................   (11.15)            185,731        2.13            2.10            2.10           0.08          --
 Class C.................   (11.08)            164,260        2.02            2.02            2.02           0.15          --
 Class Y.................   (10.00)             14,790        0.82            0.82            0.82           1.36          --
THE HARTFORD EQUITY
 GROWTH ALLOCATION
 FUND(G)
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)(h)
 Class A.................    10.66(f)          148,750        0.69(e)         0.67(e)         0.67(e)        0.60(e)       41
 Class B.................    10.29(f)           40,898        1.52(e)         1.33(e)         1.33(e)       (0.05)(e)      --
 Class C.................    10.21(f)           63,064        1.42(e)         1.33(e)         1.33(e)       (0.04)(e)      --
 Class I.................    10.79(f)               61        0.48(e)         0.34(e)         0.34(e)        0.38(e)       --
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)(h)
 Class R3................    10.51(f)               10        1.14(e)         0.94(e)         0.94(e)       (0.92)(e)      --
 Class R4................    10.66(f)               11        0.80(e)         0.62(e)         0.62(e)       (0.61)(e)      --
 Class R5................    10.82(f)               11        0.54(e)         0.34(e)         0.34(e)       (0.32)(e)      --
 For the Year Ended
  October 31, 2006
 Class A.................    16.18             116,198        0.79            0.72            0.72          (0.34)         14
 Class B.................    15.43              33,295        1.62            1.37            1.37          (0.93)         --
 Class C.................    15.43              51,936        1.51            1.37            1.37          (0.92)         --
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................     5.00(f)               11        0.71(e)         0.48(e)         0.48(e)       (0.45)(e)      --
 For the Year Ended
  October 31, 2005
 Class A.................    10.60              58,087        0.85            0.68            0.68          (0.43)          9
 Class B.................     9.88              20,155        1.64            1.33            1.33          (1.08)         --
 Class C.................     9.88              32,718        1.53            1.34            1.34          (1.08)         --
 From (commencement of
  operations) May 28,
  2004, through October
  31, 2004
 Class A.................     3.80(f)           12,415        0.86(e)         0.67(e)         0.67(e)       (0.58)(e)       3
 Class B.................     3.50(f)            4,532        1.69(e)         1.32(e)         1.32(e)       (1.23)(e)      --
 Class C.................     3.50(f)            5,424        1.59(e)         1.32(e)         1.32(e)       (1.23)(e)      --
THE HARTFORD EQUITY
 INCOME FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    10.27(f)          671,200        1.22(e)         1.12(e)         1.12(e)        1.95(e)       12
 Class B.................     9.77(f)           51,445        2.06(e)         1.96(e)         1.96(e)        1.12(e)       --
 Class C.................     9.75(f)           71,025        1.94(e)         1.84(e)         1.84(e)        1.25(e)       --
 Class I.................    10.37(f)              620        0.93(e)         0.83(e)         0.83(e)        2.12(e)       --
 Class Y.................    10.44(f)          131,394        0.83(e)         0.73(e)         0.73(e)        2.27(e)       --
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................    10.12(f)               10        1.72(e)         1.60(e)         1.60(e)        1.38(e)       --
 Class R4................    10.20(f)               10        1.41(e)         1.30(e)         1.30(e)        1.68(e)       --
 Class R5................    10.36(f)               11        1.12(e)         1.00(e)         1.00(e)        1.98(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................    18.70             529,664        1.30            1.00            1.00           2.02          24
 Class B.................    17.67              43,198        2.14            1.84            1.84           1.19          --
 Class C.................    17.88              61,572        2.01            1.71            1.71           1.33          --
 Class Y.................    19.18               7,593        0.88            0.58            0.58           2.26          --

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                          -- SELECTED PER-SHARE DATA(a) --
                           --------------------------------------------------------------

                                                                NET REALIZED
                                                                    AND
                           NET ASSET      NET       PAYMENTS     UNREALIZED      TOTAL
                           VALUE AT    INVESTMENT     FROM          GAIN          FROM
                           BEGINNING     INCOME       (TO)       (LOSS) ON     INVESTMENT
                           OF PERIOD     (LOSS)     AFFILIATE   INVESTMENTS    OPERATIONS
                           ---------   ----------   ---------   ------------   ----------
THE HARTFORD EQUITY
 INCOME
 FUND -- (CONTINUED)
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................   $13.52      $   0.08      $  --        $ 0.46       $   0.54
 For the Year Ended
  October 31, 2005
 Class A.................    11.28          0.27         --          0.82           1.09
 Class B.................    11.26          0.17         --          0.82           0.99
 Class C.................    11.27          0.20         --          0.81           1.01
 Class Y.................    11.33          0.32         --          0.83           1.15
 For the Year Ended
  October 31, 2004
 Class A.................    10.37          0.21         --          0.90           1.11
 Class B.................    10.36          0.13         --          0.89           1.02
 Class C.................    10.36          0.15         --          0.89           1.04
 Class Y.................    10.39          0.24         --          0.95           1.19
 From inception August
  28, 2003, through
  October 31, 2003
 Class A.................    10.00          0.02         --          0.35           0.37
 Class B.................    10.00          0.01         --          0.35           0.36
 Class C.................    10.00          0.01         --          0.35           0.36
 Class Y.................    10.00          0.04         --          0.35           0.39
THE HARTFORD FLOATING
 RATE FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    10.11          0.33         --          0.05           0.38
 Class B.................    10.11          0.29         --          0.04           0.33
 Class C.................    10.11          0.29         --          0.04           0.33
 Class I.................    10.11          0.35         --          0.04           0.39
 Class Y.................    10.11          0.34         --          0.04           0.38
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................    10.09          0.22         --          0.04           0.26
 Class R4................    10.09          0.23         --          0.04           0.27
 Class R5................    10.09          0.35         --         (0.06)          0.29
 For the Year Ended
  October 31, 2006
 Class A.................    10.09          0.62         --          0.02           0.64
 Class B.................    10.08          0.54         --          0.03           0.57
 Class C.................    10.08          0.55         --          0.03           0.58
 Class Y.................    10.08          0.66         --          0.02           0.68
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................    10.11          0.12         --            --           0.12
 From (commencement of
  operations) April 29,
  2005, through October
  31, 2005
 Class A.................    10.00          0.22         --          0.08           0.30
 Class B.................    10.00          0.19         --          0.08           0.27
 Class C.................    10.00          0.18         --          0.09           0.27
 Class Y.................    10.00          0.23         --          0.08           0.31
THE HARTFORD FUNDAMENTAL
 GROWTH FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    11.02         (0.01)      0.04          1.00           1.03
 Class B.................    10.66         (0.05)      0.04          0.97           0.96
 Class C.................    10.67         (0.05)      0.04          0.96           0.95
 Class Y.................    11.22          0.02       0.04          1.01           1.07
 For the Year Ended
  October 31, 2006
 Class A.................    10.26          0.02         --          0.81           0.83
 Class B.................     9.94         (0.06)        --          0.78           0.72
 Class C.................     9.94         (0.07)        --          0.80           0.73
 Class Y.................    10.44          0.04         --          0.85           0.89

                                                    -- SELECTED PER-SHARE DATA(a) --
                           -----------------------------------------------------------------------------------

                                                                                           NET
                                        DISTRIBUTIONS                                    INCREASE
                           DIVIDENDS        FROM                                        (DECREASE)   NET ASSET
                            FROM NET      REALIZED      DISTRIBUTIONS                     IN NET     VALUE AT
                           INVESTMENT      CAPITAL          FROM            TOTAL         ASSET         END
                             INCOME         GAINS          CAPITAL      DISTRIBUTIONS     VALUE      OF PERIOD
                           ----------   -------------   -------------   -------------   ----------   ---------
THE HARTFORD EQUITY
 INCOME
 FUND -- (CONTINUED)
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................   $  (0.07)      $   --          $   --         $  (0.07)       $ 0.47      $13.99
 For the Year Ended
  October 31, 2005
 Class A.................      (0.26)       (0.02)             --            (0.28)         0.81       12.09
 Class B.................      (0.16)       (0.02)             --            (0.18)         0.81       12.07
 Class C.................      (0.18)       (0.02)             --            (0.20)         0.81       12.08
 Class Y.................      (0.31)       (0.02)             --            (0.33)         0.82       12.15
 For the Year Ended
  October 31, 2004
 Class A.................      (0.20)          --              --            (0.20)         0.91       11.28
 Class B.................      (0.12)          --              --            (0.12)         0.90       11.26
 Class C.................      (0.13)          --              --            (0.13)         0.91       11.27
 Class Y.................      (0.25)          --              --            (0.25)         0.94       11.33
 From inception August
  28, 2003, through
  October 31, 2003
 Class A.................         --           --              --               --          0.37       10.37
 Class B.................         --           --              --               --          0.36       10.36
 Class C.................         --           --              --               --          0.36       10.36
 Class Y.................         --           --              --               --          0.39       10.39
THE HARTFORD FLOATING
 RATE FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................      (0.34)          --              --            (0.34)         0.04       10.15
 Class B.................      (0.30)          --              --            (0.30)         0.03       10.14
 Class C.................      (0.30)          --              --            (0.30)         0.03       10.14
 Class I.................      (0.35)          --              --            (0.35)         0.04       10.15
 Class Y.................      (0.35)          --              --            (0.35)         0.03       10.14
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................      (0.21)          --              --            (0.21)         0.05       10.14
 Class R4................      (0.22)          --              --            (0.22)         0.05       10.14
 Class R5................      (0.23)          --              --            (0.23)         0.06       10.15
 For the Year Ended
  October 31, 2006
 Class A.................      (0.62)          --              --            (0.62)         0.02       10.11
 Class B.................      (0.54)          --              --            (0.54)         0.03       10.11
 Class C.................      (0.55)          --              --            (0.55)         0.03       10.11
 Class Y.................      (0.65)          --              --            (0.65)         0.03       10.11
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................      (0.12)          --              --            (0.12)           --       10.11
 From (commencement of
  operations) April 29,
  2005, through October
  31, 2005
 Class A.................      (0.21)          --              --            (0.21)         0.09       10.09
 Class B.................      (0.19)          --              --            (0.19)         0.08       10.08
 Class C.................      (0.19)          --              --            (0.19)         0.08       10.08
 Class Y.................      (0.23)          --              --            (0.23)         0.08       10.08
THE HARTFORD FUNDAMENTAL
 GROWTH FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................         --           --              --               --          1.03       12.05
 Class B.................         --           --              --               --          0.96       11.62
 Class C.................         --           --              --               --          0.95       11.62
 Class Y.................         --           --              --               --          1.07       12.29
 For the Year Ended
  October 31, 2006
 Class A.................      (0.07)          --              --            (0.07)         0.76       11.02
 Class B.................         --           --              --               --          0.72       10.66
 Class C.................         --           --              --               --          0.73       10.67
 Class Y.................      (0.11)          --              --            (0.11)         0.78       11.22

                                                            -- RATIOS AND SUPPLEMENTAL DATA --
                           -----------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                            RATIO OF        RATIO OF        EXPENSES
                                                            EXPENSES        EXPENSES       TO AVERAGE      RATIO OF
                                                           TO AVERAGE      TO AVERAGE      NET ASSETS        NET
                                                           NET ASSETS      NET ASSETS     AFTER WAIVERS   INVESTMENT
                                           NET ASSETS    BEFORE WAIVERS   AFTER WAIVERS        AND          INCOME
                                            AT END OF    AND INCLUDING    AND INCLUDING     EXCLUDING     TO AVERAGE   PORTFOLIO
                             TOTAL           PERIOD         INTEREST        INTEREST        INTEREST         NET       TURNOVER
                           RETURN(b)         (000'S)       EXPENSE(d)      EXPENSE(d)      EXPENSE(d)       ASSETS      RATE(c)
                           ---------       -----------   --------------   -------------   -------------   ----------   ---------
THE HARTFORD EQUITY
 INCOME
 FUND -- (CONTINUED)
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................     4.05%(f)     $       106        1.37%(e)        0.80%(e)        0.80%(e)       1.32%(e)      --
 For the Year Ended
  October 31, 2005
 Class A.................     9.74             379,604        1.34            0.51            0.51           2.41          23%
 Class B.................     8.84              33,989        2.18            1.38            1.38           1.53          --
 Class C.................     9.00              53,435        2.03            1.23            1.23           1.70          --
 Class Y.................    10.22                 784        0.91            0.11            0.11           2.79          --
 For the Year Ended
  October 31, 2004
 Class A.................    10.82             211,826        1.40            0.56            0.56           2.26          22
 Class B.................     9.93              18,438        2.20            1.37            1.37           1.46          --
 Class C.................    10.12              44,043        2.02            1.19            1.19           1.64          --
 Class Y.................    11.53                 375        0.91            0.11            0.11           2.73          --
 From inception August
  28, 2003, through
  October 31, 2003
 Class A.................     3.70(f)           26,649        1.53(e)         0.73(e)         0.73(e)        1.81(e)        1
 Class B.................     3.60(f)            2,421        2.27(e)         1.47(e)         1.47(e)        1.10(e)       --
 Class C.................     3.60(f)            7,639        2.15(e)         1.35(e)         1.35(e)        1.23(e)       --
 Class Y.................     3.90(f)              104        0.93(e)         0.13(e)         0.13(e)        2.17(e)       --
THE HARTFORD FLOATING
 RATE FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     3.78(f)        2,245,722        0.93(e)         0.93(e)         0.93(e)        6.65(e)       17
 Class B.................     3.28(f)           62,419        1.77(e)         1.75(e)         1.75(e)        5.83(e)       --
 Class C.................     3.32(f)        1,602,837        1.71(e)         1.71(e)         1.71(e)        5.89(e)       --
 Class I.................     3.95(f)          483,131        0.68(e)         0.68(e)         0.68(e)        6.96(e)       --
 Class Y.................     3.83(f)           77,309        0.65(e)         0.65(e)         0.65(e)        6.94(e)       --
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................     3.62(f)               35        1.52(e)         1.25(e)         1.25(e)        6.38(e)       --
 Class R4................     3.70(f)               10        1.22(e)         0.97(e)         0.97(e)        6.57(e)       --
 Class R5................     3.88(f)               10        0.88(e)         0.85(e)         0.85(e)        6.57(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................     6.56           1,500,394        0.98            0.50            0.50           6.71          33
 Class B.................     5.79              42,182        1.83            1.35            1.35           5.84          --
 Class C.................     5.86             828,910        1.77            1.28            1.28           5.93          --
 Class Y.................     7.00              50,896        0.65            0.15            0.15           6.89          --
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................     1.21(f)           61,805        0.74(e)         0.43(e)         0.43(e)        7.99(e)       --
 From (commencement of
  operations) April 29,
  2005, through October
  31, 2005
 Class A.................     3.06(f)          169,485        1.03(e)         0.29(e)         0.29(e)        5.68(e)       15
 Class B.................     2.66(f)            5,659        1.89(e)         1.04(e)         1.04(e)        4.91(e)       --
 Class C.................     2.67(f)           92,710        1.79(e)         1.02(e)         1.02(e)        5.03(e)       --
 Class Y.................     3.10(f)           10,062        0.73(e)         0.01(e)         0.01(e)        6.06(e)       --
THE HARTFORD FUNDAMENTAL
 GROWTH FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     9.35(f)(i)        37,240        1.56(e)         1.45(e)         1.45(e)       (0.13)(e)     108
 Class B.................     9.01(f)(i)        12,634        2.35(e)         2.20(e)         2.20(e)       (0.88)(e)      --
 Class C.................     8.90(f)(i)        12,169        2.28(e)         2.20(e)         2.20(e)       (0.88)(e)      --
 Class Y.................     9.54(f)(i)           355        1.06(e)         1.05(e)         1.05(e)        0.31(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................     8.07              40,215        1.68            1.50            1.50           0.14         123
 Class B.................     7.24              13,162        2.47            2.25            2.25          (0.61)         --
 Class C.................     7.34              13,065        2.39            2.25            2.25          (0.61)         --
 Class Y.................     8.57                 487        1.18            1.07            1.07           0.56          --

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                          -- SELECTED PER-SHARE DATA(a) --
                           --------------------------------------------------------------

                                                                NET REALIZED
                                                                    AND
                           NET ASSET      NET       PAYMENTS     UNREALIZED      TOTAL
                           VALUE AT    INVESTMENT     FROM          GAIN          FROM
                           BEGINNING     INCOME       (TO)       (LOSS) ON     INVESTMENT
                           OF PERIOD     (LOSS)     AFFILIATE   INVESTMENTS    OPERATIONS
                           ---------   ----------   ---------   ------------   ----------
THE HARTFORD FUNDAMENTAL
 GROWTH
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2005
 Class A.................   $ 9.14      $   0.08      $  --        $ 1.04       $   1.12
 Class B.................     8.92         (0.01)        --          1.03           1.02
 Class C.................     8.92         (0.01)        --          1.03           1.02
 Class Y.................     9.28          0.13         --          1.06           1.19
 For the Year Ended
  October 31, 2004
 Class A.................     8.94         (0.02)        --          0.22           0.20
 Class B.................     8.79         (0.10)        --          0.23           0.13
 Class C.................     8.78         (0.08)      0.01          0.23           0.16
 Class Y.................     9.04          0.03         --          0.21           0.24
 For the Year Ended
  October 31, 2003
 Class A.................     7.32         (0.02)        --          1.64           1.62
 Class B.................     7.25         (0.08)        --          1.62           1.54
 Class C.................     7.24         (0.08)        --          1.62           1.54
 Class Y.................     7.37          0.01         --          1.66           1.67
 For the Year Ended
  October 31, 2002(h)
 Class A.................     8.82         (0.05)        --         (1.45)         (1.50)
 Class B.................     8.79         (0.12)        --         (1.42)         (1.54)
 Class C.................     8.79         (0.12)        --         (1.43)         (1.55)
 Class Y.................     8.83            --         --         (1.46)         (1.46)
THE HARTFORD GLOBAL
 COMMUNICATIONS FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     8.05          0.03         --          1.17           1.20
 Class B.................     7.81            --         --          1.14           1.14
 Class C.................     7.80          0.01         --          1.13           1.14
 Class Y.................     8.23          0.07         --          1.18           1.25
 For the Year Ended
  October 31, 2006
 Class A.................     7.12          0.15         --          0.88           1.03
 Class B.................     6.92          0.09         --          0.87           0.96
 Class C.................     6.91          0.06         --          0.88           0.94
 Class Y.................     7.27          0.17         --          0.92           1.09
 For the Year Ended
  October 31, 2005
 Class A.................     5.48          0.09         --          1.60           1.69
 Class B.................     5.34          0.05         --          1.55           1.60
 Class C.................     5.33          0.05         --          1.55           1.60
 Class Y.................     5.60          0.02         --          1.73           1.75
 For the Year Ended
  October 31, 2004(h)
 Class A.................     4.67          0.06         --          0.75           0.81
 Class B.................     4.58          0.02         --          0.74           0.76
 Class C.................     4.57          0.02         --          0.74           0.76
 Class Y.................     4.74          0.09         --          0.77           0.86
 For the Year Ended
  October 31, 2003
 Class A.................     3.24         (0.01)        --          1.44           1.43
 Class B.................     3.19         (0.03)        --          1.42           1.39
 Class C.................     3.19         (0.03)        --          1.41           1.38
 Class Y.................     3.26          0.01         --          1.47           1.48
 For the Year Ended
  October 31, 2002(h)
 Class A.................     4.57            --         --         (1.33)         (1.33)
 Class B.................     4.54         (0.04)        --         (1.31)         (1.35)
 Class C.................     4.54         (0.04)        --         (1.31)         (1.35)
 Class Y.................     4.60            --         --         (1.34)         (1.34)

                                                    -- SELECTED PER-SHARE DATA(a) --
                           -----------------------------------------------------------------------------------

                                                                                           NET
                                        DISTRIBUTIONS                                    INCREASE
                           DIVIDENDS        FROM                                        (DECREASE)   NET ASSET
                            FROM NET      REALIZED      DISTRIBUTIONS                     IN NET     VALUE AT
                           INVESTMENT      CAPITAL          FROM            TOTAL         ASSET         END
                             INCOME         GAINS          CAPITAL      DISTRIBUTIONS     VALUE      OF PERIOD
                           ----------   -------------   -------------   -------------   ----------   ---------
THE HARTFORD FUNDAMENTAL
 GROWTH
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2005
 Class A.................   $     --       $   --          $   --         $     --        $ 1.12      $10.26
 Class B.................         --           --              --               --          1.02        9.94
 Class C.................         --           --              --               --          1.02        9.94
 Class Y.................      (0.03)          --              --            (0.03)         1.16       10.44
 For the Year Ended
  October 31, 2004
 Class A.................         --           --              --               --          0.20        9.14
 Class B.................         --           --              --               --          0.13        8.92
 Class C.................         --           --              --               --          0.16        8.94
 Class Y.................         --           --              --               --          0.24        9.28
 For the Year Ended
  October 31, 2003
 Class A.................         --           --              --               --          1.62        8.94
 Class B.................         --           --              --               --          1.54        8.79
 Class C.................         --           --              --               --          1.54        8.78
 Class Y.................         --           --              --               --          1.67        9.04
 For the Year Ended
  October 31, 2002(h)
 Class A.................         --           --              --               --         (1.50)       7.32
 Class B.................         --           --              --               --         (1.54)       7.25
 Class C.................         --           --              --               --         (1.55)       7.24
 Class Y.................         --           --              --               --         (1.46)       7.37
THE HARTFORD GLOBAL
 COMMUNICATIONS FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................      (0.13)       (0.02)             --            (0.15)         1.05        9.10
 Class B.................      (0.11)       (0.02)             --            (0.13)         1.01        8.82
 Class C.................      (0.11)       (0.02)             --            (0.13)         1.01        8.81
 Class Y.................      (0.18)       (0.02)             --            (0.20)         1.05        9.28
 For the Year Ended
  October 31, 2006
 Class A.................      (0.10)          --              --            (0.10)         0.93        8.05
 Class B.................      (0.07)          --              --            (0.07)         0.89        7.81
 Class C.................      (0.05)          --              --            (0.05)         0.89        7.80
 Class Y.................      (0.13)          --              --            (0.13)         0.96        8.23
 For the Year Ended
  October 31, 2005
 Class A.................      (0.05)          --              --            (0.05)         1.64        7.12
 Class B.................      (0.02)          --              --            (0.02)         1.58        6.92
 Class C.................      (0.02)          --              --            (0.02)         1.58        6.91
 Class Y.................      (0.08)          --              --            (0.08)         1.67        7.27
 For the Year Ended
  October 31, 2004(h)
 Class A.................         --           --              --               --          0.81        5.48
 Class B.................         --           --              --               --          0.76        5.34
 Class C.................         --           --              --               --          0.76        5.33
 Class Y.................         --           --              --               --          0.86        5.60
 For the Year Ended
  October 31, 2003
 Class A.................         --           --              --               --          1.43        4.67
 Class B.................         --           --              --               --          1.39        4.58
 Class C.................         --           --              --               --          1.38        4.57
 Class Y.................         --           --              --               --          1.48        4.74
 For the Year Ended
  October 31, 2002(h)
 Class A.................         --           --              --               --         (1.33)       3.24
 Class B.................         --           --              --               --         (1.35)       3.19
 Class C.................         --           --              --               --         (1.35)       3.19
 Class Y.................         --           --              --               --         (1.34)       3.26

                                                            -- RATIOS AND SUPPLEMENTAL DATA --
                           -----------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                            RATIO OF        RATIO OF        EXPENSES
                                                            EXPENSES        EXPENSES       TO AVERAGE      RATIO OF
                                                           TO AVERAGE      TO AVERAGE      NET ASSETS        NET
                                                           NET ASSETS      NET ASSETS     AFTER WAIVERS   INVESTMENT
                                           NET ASSETS    BEFORE WAIVERS   AFTER WAIVERS        AND          INCOME
                                            AT END OF    AND INCLUDING    AND INCLUDING     EXCLUDING     TO AVERAGE   PORTFOLIO
                             TOTAL           PERIOD         INTEREST        INTEREST        INTEREST         NET       TURNOVER
                           RETURN(b)         (000'S)       EXPENSE(d)      EXPENSE(d)      EXPENSE(d)       ASSETS      RATE(c)
                           ---------       -----------   --------------   -------------   -------------   ----------   ---------
THE HARTFORD FUNDAMENTAL
 GROWTH
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2005
 Class A.................    12.31%        $    50,067        1.65%           1.60%(i)        1.60%(i)       0.68%        112%
 Class B.................    11.44              15,156        2.45            2.35(i)         2.35(i)       (0.09)         --
 Class C.................    11.44              16,737        2.36            2.35(i)         2.35(i)       (0.05)         --
 Class Y.................    12.86                 473        1.16            1.16(i)         1.16(i)        1.27          --
 For the Year Ended
  October 31, 2004
 Class A.................     2.24(i)           67,212        1.62            1.62(i)         1.62(i)       (0.25)        104
 Class B.................     1.48(i)           18,610        2.36            2.35(i)         2.35(i)       (0.98)         --
 Class C.................     1.59(i)           23,901        2.28            2.28(i)         2.28(i)       (0.91)         --
 Class Y.................     2.65                 815        1.11            1.11(i)         1.11(i)        0.27          --
 For the Year Ended
  October 31, 2003
 Class A.................    22.13              70,002        1.76            1.65            1.65          (0.29)        138
 Class B.................    21.24              21,058        2.49            2.35            2.35          (1.00)         --
 Class C.................    21.27              27,158        2.36            2.35            2.35          (0.99)         --
 Class Y.................    22.66                 719        1.17            1.17            1.17           0.17          --
 For the Year Ended
  October 31, 2002(h)
 Class A.................   (17.01)             66,432        1.76            1.65            1.65          (0.53)        215
 Class B.................   (17.52)             18,862        2.43            2.35            2.35          (1.23)         --
 Class C.................   (17.63)             25,847        2.34            2.34            2.34          (1.22)         --
 Class Y.................   (16.54)                509        1.14            1.14            1.14           0.09          --
THE HARTFORD GLOBAL
 COMMUNICATIONS FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    15.12(f)(i)        22,601        1.67(e)         1.60(e)         1.60(e)        0.81(e)       59
 Class B.................    14.73(f)(i)         5,059        2.55(e)         2.28(e)         2.28(e)        0.12(e)       --
 Class C.................    14.78(f)(i)         7,309        2.40(e)         2.35(e)         2.35(e)        0.09(e)       --
 Class Y.................    15.35(f)(i)         1,271        1.15(e)         1.15(e)         1.15(e)        1.30(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................    14.60              17,091        1.89            1.15            1.15           1.83         104
 Class B.................    13.93               4,124        2.87            1.78            1.78           1.18          --
 Class C.................    13.74               5,321        2.74            1.90            1.90           1.01          --
 Class Y.................    15.14                 992        1.41            0.75            0.75           2.09          --
 For the Year Ended
  October 31, 2005
 Class A.................    31.01              15,986        2.01            1.51            1.51           1.75          45
 Class B.................    29.92               2,815        3.22            2.26            2.26           1.02          --
 Class C.................    29.97               2,765        2.94            2.25            2.25           1.08          --
 Class Y.................    31.36                 638        1.36            1.06            1.06           2.10          --
 For the Year Ended
  October 31, 2004(h)
 Class A.................    17.34               8,929        1.93            1.65            1.65           1.08          85
 Class B.................    16.59               1,482        3.32            2.35            2.35           0.37          --
 Class C.................    16.63               1,306        2.97            2.35            2.35           0.43          --
 Class Y.................    18.14                 170        1.30            1.20            1.20           1.69          --
 For the Year Ended
  October 31, 2003
 Class A.................    44.14               6,419        1.95            1.65            1.65          (0.08)        100
 Class B.................    43.57               1,555        2.68            2.35            2.35          (0.79)         --
 Class C.................    43.26               1,305        2.55            2.35            2.35          (0.77)         --
 Class Y.................    45.40                 724        1.35            1.20            1.20           0.38          --
 For the Year Ended
  October 31, 2002(h)
 Class A.................   (29.10)              3,506        2.03            1.65            1.65          (0.10)         84
 Class B.................   (29.74)                846        2.70            2.35            2.35          (0.80)         --
 Class C.................   (29.74)                736        2.57            2.35            2.35          (0.78)         --
 Class Y.................   (29.13)                481        1.27            1.20            1.20           0.40          --

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                          -- SELECTED PER-SHARE DATA(a) --
                           --------------------------------------------------------------

                                                                NET REALIZED
                                                                    AND
                           NET ASSET      NET       PAYMENTS     UNREALIZED      TOTAL
                           VALUE AT    INVESTMENT     FROM          GAIN          FROM
                           BEGINNING     INCOME       (TO)       (LOSS) ON     INVESTMENT
                           OF PERIOD     (LOSS)     AFFILIATE   INVESTMENTS    OPERATIONS
                           ---------   ----------   ---------   ------------   ----------
THE HARTFORD GLOBAL
 FINANCIAL SERVICES FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................   $14.01      $   0.09      $  --        $ 1.08       $   1.17
 Class B.................    13.74          0.04         --          1.06           1.10
 Class C.................    13.73          0.03         --          1.06           1.09
 Class Y.................    14.16          0.10         --          1.12           1.22
 For the Year Ended
  October 31, 2006
 Class A.................    11.60          0.12         --          2.40           2.52
 Class B.................    11.39          0.08         --          2.31           2.39
 Class C.................    11.39          0.05         --          2.32           2.37
 Class Y.................    11.73          0.19         --          2.40           2.59
 For the Year Ended
  October 31, 2005
 Class A.................    10.44          0.11         --          1.18           1.29
 Class B.................    10.26          0.01         --          1.18           1.19
 Class C.................    10.26          0.02         --          1.17           1.19
 Class Y.................    10.55          0.12         --          1.24           1.36
 For the Year Ended
  October 31, 2004(h)
 Class A.................     9.71          0.12         --          0.69           0.81
 Class B.................     9.55          0.05         --          0.69           0.74
 Class C.................     9.55          0.05         --          0.69           0.74
 Class Y.................     9.79          0.17         --          0.71           0.88
 For the Year Ended
  October 31, 2003
 Class A.................     8.03          0.07         --          1.65           1.72
 Class B.................     7.92          0.02         --          1.61           1.63
 Class C.................     7.92          0.02         --          1.61           1.63
 Class Y.................     8.10          0.13         --          1.64           1.77
 For the Year Ended
  October 31, 2002(h)
 Class A.................     9.37          0.04         --         (1.38)         (1.34)
 Class B.................     9.30         (0.02)        --         (1.36)         (1.38)
 Class C.................     9.30         (0.02)        --         (1.36)         (1.38)
 Class Y.................     9.41          0.08         --         (1.39)         (1.31)
THE HARTFORD GLOBAL
 HEALTH FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    17.84         (0.02)        --          1.55           1.53
 Class B.................    16.92         (0.10)        --          1.47           1.37
 Class C.................    16.93         (0.07)        --          1.45           1.38
 Class I.................    17.86          0.01         --          1.59           1.60
 Class Y.................    18.57          0.02         --          1.62           1.64
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................    18.27         (0.02)        --          1.22           1.20
 Class R4................    18.27         (0.01)        --          1.23           1.22
 Class R5................    18.27          0.01         --          1.23           1.24
 For the Year Ended
  October 31, 2006
 Class A.................    16.50         (0.07)        --          2.41           2.34
 Class B.................    15.81         (0.20)        --          2.31           2.11
 Class C.................    15.81         (0.18)        --          2.30           2.12
 Class Y.................    17.05         (0.01)        --          2.53           2.52
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................    17.34            --         --          0.52           0.52
 For the Year Ended
  October 31, 2005
 Class A.................    15.00         (0.08)        --          2.35           2.27
 Class B.................    14.50         (0.20)        --          2.28           2.08
 Class C.................    14.51         (0.19)        --          2.26           2.07
 Class Y.................    15.41         (0.01)        --          2.42           2.41

                                                    -- SELECTED PER-SHARE DATA(a) --
                           -----------------------------------------------------------------------------------

                                                                                           NET
                                        DISTRIBUTIONS                                    INCREASE
                           DIVIDENDS        FROM                                        (DECREASE)   NET ASSET
                            FROM NET      REALIZED      DISTRIBUTIONS                     IN NET     VALUE AT
                           INVESTMENT      CAPITAL          FROM            TOTAL         ASSET         END
                             INCOME         GAINS          CAPITAL      DISTRIBUTIONS     VALUE      OF PERIOD
                           ----------   -------------   -------------   -------------   ----------   ---------
THE HARTFORD GLOBAL
 FINANCIAL SERVICES FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................   $  (0.11)      $(0.85)         $   --         $  (0.96)       $ 0.21      $14.22
 Class B.................      (0.02)       (0.85)             --            (0.87)         0.23       13.97
 Class C.................      (0.04)       (0.85)             --            (0.89)         0.20       13.93
 Class Y.................      (0.15)       (0.85)             --            (1.00)         0.22       14.38
 For the Year Ended
  October 31, 2006
 Class A.................      (0.11)          --              --            (0.11)         2.41       14.01
 Class B.................      (0.04)          --              --            (0.04)         2.35       13.74
 Class C.................      (0.03)          --              --            (0.03)         2.34       13.73
 Class Y.................      (0.16)          --              --            (0.16)         2.43       14.16
 For the Year Ended
  October 31, 2005
 Class A.................      (0.13)          --              --            (0.13)         1.16       11.60
 Class B.................      (0.06)          --              --            (0.06)         1.13       11.39
 Class C.................      (0.06)          --              --            (0.06)         1.13       11.39
 Class Y.................      (0.18)          --              --            (0.18)         1.18       11.73
 For the Year Ended
  October 31, 2004(h)
 Class A.................      (0.08)          --              --            (0.08)         0.73       10.44
 Class B.................      (0.03)          --              --            (0.03)         0.71       10.26
 Class C.................      (0.03)          --              --            (0.03)         0.71       10.26
 Class Y.................      (0.12)          --              --            (0.12)         0.76       10.55
 For the Year Ended
  October 31, 2003
 Class A.................      (0.04)          --              --            (0.04)         1.68        9.71
 Class B.................         --           --              --               --          1.63        9.55
 Class C.................         --           --              --               --          1.63        9.55
 Class Y.................      (0.08)          --              --            (0.08)         1.69        9.79
 For the Year Ended
  October 31, 2002(h)
 Class A.................         --           --              --               --         (1.34)       8.03
 Class B.................         --           --              --               --         (1.38)       7.92
 Class C.................         --           --              --               --         (1.38)       7.92
 Class Y.................         --           --              --               --         (1.31)       8.10
THE HARTFORD GLOBAL
 HEALTH FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................         --        (0.68)             --            (0.68)         0.85       18.69
 Class B.................         --        (0.68)             --            (0.68)         0.69       17.61
 Class C.................         --        (0.68)             --            (0.68)         0.70       17.63
 Class I.................         --        (0.68)             --            (0.68)         0.92       18.78
 Class Y.................         --        (0.68)             --            (0.68)         0.96       19.53
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................         --           --              --               --          1.20       19.47
 Class R4................         --           --              --               --          1.22       19.49
 Class R5................         --           --              --               --          1.24       19.51
 For the Year Ended
  October 31, 2006
 Class A.................         --        (1.00)             --            (1.00)         1.34       17.84
 Class B.................         --        (1.00)             --            (1.00)         1.11       16.92
 Class C.................         --        (1.00)             --            (1.00)         1.12       16.93
 Class Y.................         --        (1.00)             --            (1.00)         1.52       18.57
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................         --           --              --               --          0.52       17.86
 For the Year Ended
  October 31, 2005
 Class A.................         --        (0.77)             --            (0.77)         1.50       16.50
 Class B.................         --        (0.77)             --            (0.77)         1.31       15.81
 Class C.................         --        (0.77)             --            (0.77)         1.30       15.81
 Class Y.................         --        (0.77)             --            (0.77)         1.64       17.05

                                                            -- RATIOS AND SUPPLEMENTAL DATA --
                           -----------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                            RATIO OF        RATIO OF        EXPENSES
                                                            EXPENSES        EXPENSES       TO AVERAGE      RATIO OF
                                                           TO AVERAGE      TO AVERAGE      NET ASSETS        NET
                                                           NET ASSETS      NET ASSETS     AFTER WAIVERS   INVESTMENT
                                           NET ASSETS    BEFORE WAIVERS   AFTER WAIVERS        AND          INCOME
                                            AT END OF    AND INCLUDING    AND INCLUDING     EXCLUDING     TO AVERAGE   PORTFOLIO
                             TOTAL           PERIOD         INTEREST        INTEREST        INTEREST         NET       TURNOVER
                           RETURN(b)         (000'S)       EXPENSE(d)      EXPENSE(d)      EXPENSE(d)       ASSETS      RATE(c)
                           ---------       -----------   --------------   -------------   -------------   ----------   ---------
THE HARTFORD GLOBAL
 FINANCIAL SERVICES FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     8.88%(f)(i)  $    23,529        1.60%(e)        1.60%(e)        1.60%(e)       1.29%(e)      49%
 Class B.................     8.53(f)(i)         4,118        2.60(e)         2.21(e)         2.21(e)        0.63(e)       --
 Class C.................     8.43(f)(i)         5,183        2.42(e)         2.35(e)         2.35(e)        0.54(e)       --
 Class Y.................     9.14(f)(i)         1,556        1.13(e)         1.13(e)         1.13(e)        1.87(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................    21.87              21,369        1.80            1.15            1.15           1.11          52
 Class B.................    21.06               3,828        2.81            1.78            1.78           0.49          --
 Class C.................    20.88               4,082        2.65            1.90            1.90           0.35          --
 Class Y.................    22.24                 942        1.34            0.75            0.75           1.52          --
 For the Year Ended
  October 31, 2005
 Class A.................    12.39              13,958        1.88            1.51            1.51           0.91          33
 Class B.................    11.58               3,147        2.91            2.28            2.28           0.15          --
 Class C.................    11.58               2,769        2.77            2.27            2.27           0.16          --
 Class Y.................    12.91                 773        1.36            1.09            1.09           1.30          --
 For the Year Ended
  October 31, 2004(h)
 Class A.................     8.42              12,910        1.78            1.65            1.65           1.17          85
 Class B.................     7.71               3,043        2.80            2.35            2.35           0.44          --
 Class C.................     7.71               2,459        2.68            2.35            2.35           0.44          --
 Class Y.................     9.06                 642        1.27            1.20            1.20           1.54          --
 For the Year Ended
  October 31, 2003
 Class A.................    21.48              12,652        1.90            1.65            1.65           0.93          93
 Class B.................    20.58               3,681        2.62            2.35            2.35           0.22          --
 Class C.................    20.58               3,197        2.50            2.35            2.35           0.23          --
 Class Y.................    22.01               1,580        1.31            1.20            1.20           1.38          --
 For the Year Ended
  October 31, 2002(h)
 Class A.................   (14.30)              9,739        1.98            1.65            1.65           0.51          76
 Class B.................   (14.84)              2,755        2.68            2.35            2.35          (0.20)         --
 Class C.................   (14.84)              2,548        2.54            2.35            2.35          (0.20)         --
 Class Y.................   (13.92)              1,435        1.25            1.20            1.20           0.96          --
THE HARTFORD GLOBAL
 HEALTH FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     9.03(f)(i)       472,439        1.41(e)         1.41(e)         1.41(e)       (0.24)(e)      20
 Class B.................     8.55(f)(i)        84,540        2.31(e)         2.29(e)         2.29(e)       (1.14)(e)      --
 Class C.................     8.61(f)(i)       122,580        2.15(e)         2.15(e)         2.15(e)       (0.97)(e)      --
 Class I.................     9.43(f)(i)         4,490        1.05(e)         1.05(e)         1.05(e)        0.10(e)       --
 Class Y.................     9.28(f)(i)       210,853        0.95(e)         0.95(e)         0.95(e)        0.21(e)       --
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................     8.94(f)               22        1.93(e)         1.86(e)         1.86(e)       (0.50)(e)      --
 Class R4................     9.05(f)               11        1.55(e)         1.53(e)         1.53(e)       (0.18)(e)      --
 Class R5................     9.16(f)               11        1.25(e)         1.24(e)         1.24(e)        0.09(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................    14.96             370,285        1.61            1.60            1.60          (0.53)         30
 Class B.................    14.10              80,574        2.45            2.32            2.32          (1.27)         --
 Class C.................    14.17              97,956        2.31            2.31            2.31          (1.25)         --
 Class Y.................    15.56             192,814        1.08            1.08            1.08          (0.03)         --
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................     3.00(f)              785        1.26(e)         1.15(e)         1.15(e)       (0.20)(e)      --
 For the Year Ended
  October 31, 2005
 Class A.................    15.67             209,835        1.71            1.60            1.60          (0.55)         50
 Class B.................    14.86              71,204        2.52            2.35            2.35          (1.30)         --
 Class C.................    14.78              72,546        2.36            2.35            2.35          (1.30)         --
 Class Y.................    16.19             169,698        1.08            1.08            1.08          (0.12)         --

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                          -- SELECTED PER-SHARE DATA(a) --
                           --------------------------------------------------------------

                                                                NET REALIZED
                                                                    AND
                           NET ASSET      NET       PAYMENTS     UNREALIZED      TOTAL
                           VALUE AT    INVESTMENT     FROM          GAIN          FROM
                           BEGINNING     INCOME       (TO)       (LOSS) ON     INVESTMENT
                           OF PERIOD     (LOSS)     AFFILIATE   INVESTMENTS    OPERATIONS
                           ---------   ----------   ---------   ------------   ----------
THE HARTFORD GLOBAL
 HEALTH
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2004
 Class A.................   $13.80      $  (0.10)     $  --        $ 1.36       $   1.26
 Class B.................    13.43         (0.20)        --          1.33           1.13
 Class C.................    13.44         (0.20)        --          1.33           1.13
 Class Y.................    14.09         (0.02)        --          1.40           1.38
 For the Year Ended
  October 31, 2003
 Class A.................    11.42         (0.07)        --          2.75           2.68
 Class B.................    11.20         (0.15)        --          2.68           2.53
 Class C.................    11.21         (0.15)        --          2.68           2.53
 Class Y.................    11.61         (0.02)        --          2.80           2.78
 For the Year Ended
  October 31, 2002(h)
 Class A.................    13.47         (0.09)        --         (1.68)         (1.77)
 Class B.................    13.31         (0.18)        --         (1.65)         (1.83)
 Class C.................    13.32         (0.18)        --         (1.65)         (1.83)
 Class Y.................    13.58         (0.02)        --         (1.67)         (1.69)
THE HARTFORD GLOBAL
 LEADERS FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    19.35         (0.06)      0.05          1.74           1.73
 Class B.................    18.23         (0.14)      0.05          1.65           1.56
 Class C.................    18.31         (0.13)      0.05          1.65           1.57
 Class Y.................    20.14            --       0.05          1.82           1.87
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................    20.00         (0.06)        --          1.03           0.97
 Class R4................    20.00         (0.04)        --          1.03           0.99
 Class R5................    20.00         (0.02)        --          1.03           1.01
 For the Year Ended
  October 31, 2006(h)
 Class A.................    16.80         (0.05)        --          2.81           2.76
 Class B.................    15.93         (0.17)        --          2.66           2.49
 Class C.................    16.01         (0.17)        --          2.66           2.49
 Class Y.................    17.46          0.06         --          2.91           2.97
 For the Year Ended
  October 31, 2005
 Class A.................    16.49          0.08         --          0.23           0.31
 Class B.................    15.77         (0.08)        --          0.24           0.16
 Class C.................    15.84         (0.06)        --          0.23           0.17
 Class Y.................    17.06          0.13         --          0.27           0.40
 For the Year Ended
  October 31, 2004
 Class A.................    13.96         (0.06)        --          2.59           2.53
 Class B.................    13.45         (0.17)        --          2.49           2.32
 Class C.................    13.49         (0.15)        --          2.50           2.35
 Class Y.................    14.34          0.03         --          2.69           2.72
 For the Year Ended
  October 31, 2003
 Class A.................    11.21         (0.03)        --          2.78           2.75
 Class B.................    10.88         (0.12)        --          2.69           2.57
 Class C.................    10.90         (0.11)        --          2.70           2.59
 Class Y.................    11.45          0.03         --          2.86           2.89
 For the Year Ended
  October 31, 2002(h)
 Class A.................    12.83          0.02         --         (1.64)         (1.62)
 Class B.................    12.54         (0.07)        --         (1.59)         (1.66)
 Class C.................    12.55         (0.06)        --         (1.59)         (1.65)
 Class Y.................    13.03          0.05         --         (1.63)         (1.58)

                                                    -- SELECTED PER-SHARE DATA(a) --
                           -----------------------------------------------------------------------------------

                                                                                           NET
                                        DISTRIBUTIONS                                    INCREASE
                           DIVIDENDS        FROM                                        (DECREASE)   NET ASSET
                            FROM NET      REALIZED      DISTRIBUTIONS                     IN NET     VALUE AT
                           INVESTMENT      CAPITAL          FROM            TOTAL         ASSET         END
                             INCOME         GAINS          CAPITAL      DISTRIBUTIONS     VALUE      OF PERIOD
                           ----------   -------------   -------------   -------------   ----------   ---------
THE HARTFORD GLOBAL
 HEALTH
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2004
 Class A.................   $     --       $(0.06)         $   --         $  (0.06)       $ 1.20      $15.00
 Class B.................         --        (0.06)             --            (0.06)         1.07       14.50
 Class C.................         --        (0.06)             --            (0.06)         1.07       14.51
 Class Y.................         --        (0.06)             --            (0.06)         1.32       15.41
 For the Year Ended
  October 31, 2003
 Class A.................         --        (0.30)             --            (0.30)         2.38       13.80
 Class B.................         --        (0.30)             --            (0.30)         2.23       13.43
 Class C.................         --        (0.30)             --            (0.30)         2.23       13.44
 Class Y.................         --        (0.30)             --            (0.30)         2.48       14.09
 For the Year Ended
  October 31, 2002(h)
 Class A.................         --        (0.28)             --            (0.28)        (2.05)      11.42
 Class B.................         --        (0.28)             --            (0.28)        (2.11)      11.20
 Class C.................         --        (0.28)             --            (0.28)        (2.11)      11.21
 Class Y.................         --        (0.28)             --            (0.28)        (1.97)      11.61
THE HARTFORD GLOBAL
 LEADERS FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................         --        (0.98)             --            (0.98)         0.75       20.10
 Class B.................         --        (0.98)             --            (0.98)         0.58       18.81
 Class C.................         --        (0.98)             --            (0.98)         0.59       18.90
 Class Y.................         --        (0.98)             --            (0.98)         0.89       21.03
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................         --           --              --               --          0.97       20.97
 Class R4................         --           --              --               --          0.99       20.99
 Class R5................         --           --              --               --          1.01       21.01
 For the Year Ended
  October 31, 2006(h)
 Class A.................      (0.02)       (0.19)             --            (0.21)         2.55       19.35
 Class B.................         --        (0.19)             --            (0.19)         2.30       18.23
 Class C.................         --        (0.19)             --            (0.19)         2.30       18.31
 Class Y.................      (0.10)       (0.19)             --            (0.29)         2.68       20.14
 For the Year Ended
  October 31, 2005
 Class A.................         --           --              --               --          0.31       16.80
 Class B.................         --           --              --               --          0.16       15.93
 Class C.................         --           --              --               --          0.17       16.01
 Class Y.................         --           --              --               --          0.40       17.46
 For the Year Ended
  October 31, 2004
 Class A.................         --           --              --               --          2.53       16.49
 Class B.................         --           --              --               --          2.32       15.77
 Class C.................         --           --              --               --          2.35       15.84
 Class Y.................         --           --              --               --          2.72       17.06
 For the Year Ended
  October 31, 2003
 Class A.................         --           --              --               --          2.75       13.96
 Class B.................         --           --              --               --          2.57       13.45
 Class C.................         --           --              --               --          2.59       13.49
 Class Y.................         --           --              --               --          2.89       14.34
 For the Year Ended
  October 31, 2002(h)
 Class A.................         --           --              --               --         (1.62)      11.21
 Class B.................         --           --              --               --         (1.66)      10.88
 Class C.................         --           --              --               --         (1.65)      10.90
 Class Y.................         --           --              --               --         (1.58)      11.45

                                                            -- RATIOS AND SUPPLEMENTAL DATA --
                           -----------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                            RATIO OF        RATIO OF        EXPENSES
                                                            EXPENSES        EXPENSES       TO AVERAGE      RATIO OF
                                                           TO AVERAGE      TO AVERAGE      NET ASSETS        NET
                                                           NET ASSETS      NET ASSETS     AFTER WAIVERS   INVESTMENT
                                           NET ASSETS    BEFORE WAIVERS   AFTER WAIVERS        AND          INCOME
                                            AT END OF    AND INCLUDING    AND INCLUDING     EXCLUDING     TO AVERAGE   PORTFOLIO
                             TOTAL           PERIOD         INTEREST        INTEREST        INTEREST         NET       TURNOVER
                           RETURN(b)         (000'S)       EXPENSE(d)      EXPENSE(d)      EXPENSE(d)       ASSETS      RATE(c)
                           ---------       -----------   --------------   -------------   -------------   ----------   ---------
THE HARTFORD GLOBAL
 HEALTH
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2004
 Class A.................     9.21%        $   170,672        1.81%           1.65%           1.65%         (0.68)%        41%
 Class B.................     8.49              66,035        2.55            2.35            2.35          (1.38)         --
 Class C.................     8.49              61,390        2.37            2.35            2.35          (1.38)         --
 Class Y.................     9.88               1,299        1.12            1.12            1.12          (0.14)         --
 For the Year Ended
  October 31, 2003
 Class A.................    24.02             126,630        1.76            1.65            1.65          (0.62)         37
 Class B.................    23.13              56,378        2.49            2.35            2.35          (1.31)         --
 Class C.................    23.11              51,606        2.36            2.35            2.35          (1.31)         --
 Class Y.................    24.50               1,095        1.19            1.19            1.19          (0.15)         --
 For the Year Ended
  October 31, 2002(h)
 Class A.................   (13.43)            101,881        1.79            1.65            1.65          (0.70)         63
 Class B.................   (14.05)             45,659        2.48            2.35            2.35          (1.40)         --
 Class C.................   (14.08)             43,042        2.35            2.35            2.35          (1.40)         --
 Class Y.................   (12.68)                881        1.17            1.17            1.17          (0.22)         --
THE HARTFORD GLOBAL
 LEADERS FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     9.35(f)(i)       423,247        1.50(e)         1.48(e)         1.48(e)       (0.64)(e)      50
 Class B.................     8.97(f)(i)        71,955        2.43(e)         2.15(e)         2.15(e)       (1.32)(e)      --
 Class C.................     8.99(f)(i)        65,711        2.17(e)         2.17(e)         2.17(e)       (1.33)(e)      --
 Class Y.................     9.69(f)(i)       193,187        0.90(e)         0.90(e)         0.90(e)       (0.02)(e)      --
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................     9.38(f)               10        1.79(e)         1.72(e)         1.72(e)       (0.97)(e)      --
 Class R4................     9.48(f)               10        1.48(e)         1.41(e)         1.41(e)       (0.66)(e)      --
 Class R5................     9.59(f)               11        1.19(e)         1.12(e)         1.12(e)       (0.37)(e)      --
 For the Year Ended
  October 31, 2006(h)
 Class A.................    16.58             417,840        1.53            1.48            1.48          (0.25)        125
 Class B.................    15.80              74,805        2.44            2.18            2.18          (0.95)         --
 Class C.................    15.72              66,121        2.20            2.20            2.20          (0.98)         --
 Class Y.................    17.25             169,270        0.93            0.93            0.93           0.31          --
 For the Year Ended
  October 31, 2005
 Class A.................     1.88             419,648        1.58            1.48            1.48           0.41         270
 Class B.................     1.02              78,986        2.51            2.35            2.35          (0.45)         --
 Class C.................     1.07              71,623        2.25            2.25            2.25          (0.34)         --
 Class Y.................     2.34              83,896        0.97            0.97            0.97           0.87          --
 For the Year Ended
  October 31, 2004
 Class A.................    18.12             466,013        1.62            1.62            1.62          (0.36)        271
 Class B.................    17.25              90,179        2.52            2.35            2.35          (1.09)         --
 Class C.................    17.42              87,518        2.24            2.24            2.24          (0.98)         --
 Class Y.................    18.97              58,791        0.93            0.93            0.93           0.31          --
 For the Year Ended
  October 31, 2003
 Class A.................    24.53             464,610        1.62            1.61            1.61          (0.29)        320
 Class B.................    23.62              78,923        2.36            2.35            2.35          (1.01)         --
 Class C.................    23.76              78,303        2.23            2.23            2.23          (0.89)         --
 Class Y.................    25.24              19,043        1.00            1.00            1.00           0.28          --
 For the Year Ended
  October 31, 2002(h)
 Class A.................   (12.63)            354,407        1.66            1.61            1.61           0.24         323
 Class B.................   (13.24)             70,280        2.33            2.33            2.33          (0.48)         --
 Class C.................   (13.15)             75,174        2.21            2.21            2.21          (0.36)         --
 Class Y.................   (12.13)              6,167        1.00            1.00            1.00           0.84          --

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                          -- SELECTED PER-SHARE DATA(a) --
                           --------------------------------------------------------------

                                                                NET REALIZED
                                                                    AND
                           NET ASSET      NET       PAYMENTS     UNREALIZED      TOTAL
                           VALUE AT    INVESTMENT     FROM          GAIN          FROM
                           BEGINNING     INCOME       (TO)       (LOSS) ON     INVESTMENT
                           OF PERIOD     (LOSS)     AFFILIATE   INVESTMENTS    OPERATIONS
                           ---------   ----------   ---------   ------------   ----------
THE HARTFORD GLOBAL
 TECHNOLOGY FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................   $ 5.67      $  (0.03)     $  --        $ 0.47       $   0.44
 Class B.................     5.41         (0.04)        --          0.43           0.39
 Class C.................     5.40         (0.05)        --          0.43           0.38
 Class Y.................     5.82         (0.02)        --          0.48           0.46
 For the Year Ended
  October 31, 2006
 Class A.................     4.97         (0.04)        --          0.74           0.70
 Class B.................     4.77         (0.08)        --          0.72           0.64
 Class C.................     4.77         (0.09)        --          0.72           0.63
 Class Y.................     5.09         (0.03)        --          0.76           0.73
 For the Year Ended
  October 31, 2005
 Class A.................     4.42            --         --          0.55           0.55
 Class B.................     4.28         (0.04)        --          0.53           0.49
 Class C.................     4.28         (0.04)        --          0.53           0.49
 Class Y.................     4.51          0.03         --          0.55           0.58
 For the Year Ended
  October 31, 2004
 Class A.................     4.68         (0.07)        --         (0.19)         (0.26)
 Class B.................     4.56         (0.10)        --         (0.18)         (0.28)
 Class C.................     4.56         (0.11)        --         (0.17)         (0.28)
 Class Y.................     4.75         (0.04)        --         (0.20)         (0.24)
 For the Year Ended
  October 31, 2003
 Class A.................     2.98         (0.04)        --          1.74           1.70
 Class B.................     2.92         (0.06)        --          1.70           1.64
 Class C.................     2.92         (0.06)        --          1.70           1.64
 Class Y.................     3.01         (0.03)        --          1.77           1.74
 For the Year Ended
  October 31, 2002(f)
 Class A.................     4.01         (0.12)        --         (0.91)         (1.03)
 Class B.................     3.96         (0.18)        --         (0.86)         (1.04)
 Class C.................     3.97         (0.19)        --         (0.86)         (1.05)
 Class Y.................     4.04         (0.14)        --         (0.89)         (1.03)
THE HARTFORD GROWTH
 ALLOCATION FUND(G)
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    12.66          0.10         --          0.99           1.09
 Class B.................    12.57          0.05         --          0.99           1.04
 Class C.................    12.57          0.05         --          0.98           1.03
 Class I.................    12.67          0.21         --          0.89           1.10
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................    12.59         (0.02)        --          0.64           0.62
 Class R4................    12.59         (0.01)        --          0.65           0.64
 Class R5................    12.59            --         --          0.65           0.65
 For the Year Ended
  October 31, 2006
 Class A.................    11.27          0.07         --          1.46           1.53
 Class B.................    11.19          0.03         --          1.42           1.45
 Class C.................    11.19          0.03         --          1.42           1.45
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................    12.16         (0.01)        --          0.52           0.51
 For the Year Ended
  October 31, 2005
 Class A.................    10.36          0.05         --          0.89           0.94
 Class B.................    10.34         (0.01)        --          0.87           0.86
 Class C.................    10.33         (0.01)        --          0.88           0.87
 From (commencement of
  operations) May 28,
  2004, through October
  31, 2004
 Class A.................    10.00            --         --          0.36           0.36
 Class B.................    10.00         (0.01)        --          0.35           0.34
 Class C.................    10.00         (0.01)        --          0.34           0.33

                                                    -- SELECTED PER-SHARE DATA(a) --
                           -----------------------------------------------------------------------------------

                                                                                           NET
                                        DISTRIBUTIONS                                    INCREASE
                           DIVIDENDS        FROM                                        (DECREASE)   NET ASSET
                            FROM NET      REALIZED      DISTRIBUTIONS                     IN NET     VALUE AT
                           INVESTMENT      CAPITAL          FROM            TOTAL         ASSET         END
                             INCOME         GAINS          CAPITAL      DISTRIBUTIONS     VALUE      OF PERIOD
                           ----------   -------------   -------------   -------------   ----------   ---------
THE HARTFORD GLOBAL
 TECHNOLOGY FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................   $     --       $   --          $   --         $     --        $ 0.44      $ 6.11
 Class B.................         --           --              --               --          0.39        5.80
 Class C.................         --           --              --               --          0.38        5.78
 Class Y.................         --           --              --               --          0.46        6.28
 For the Year Ended
  October 31, 2006
 Class A.................         --           --              --               --          0.70        5.67
 Class B.................         --           --              --               --          0.64        5.41
 Class C.................         --           --              --               --          0.63        5.40
 Class Y.................         --           --              --               --          0.73        5.82
 For the Year Ended
  October 31, 2005
 Class A.................         --           --              --               --          0.55        4.97
 Class B.................         --           --              --               --          0.49        4.77
 Class C.................         --           --              --               --          0.49        4.77
 Class Y.................         --           --              --               --          0.58        5.09
 For the Year Ended
  October 31, 2004
 Class A.................         --           --              --               --         (0.26)       4.42
 Class B.................         --           --              --               --         (0.28)       4.28
 Class C.................         --           --              --               --         (0.28)       4.28
 Class Y.................         --           --              --               --         (0.24)       4.51
 For the Year Ended
  October 31, 2003
 Class A.................         --           --              --               --          1.70        4.68
 Class B.................         --           --              --               --          1.64        4.56
 Class C.................         --           --              --               --          1.64        4.56
 Class Y.................         --           --              --               --          1.74        4.75
 For the Year Ended
  October 31, 2002(f)
 Class A.................         --           --              --               --         (1.03)       2.98
 Class B.................         --           --              --               --         (1.04)       2.92
 Class C.................         --           --              --               --         (1.05)       2.92
 Class Y.................         --           --              --               --         (1.03)       3.01
THE HARTFORD GROWTH
 ALLOCATION FUND(G)
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................      (0.24)       (0.28)             --            (0.52)         0.57       13.23
 Class B.................      (0.17)       (0.28)             --            (0.45)         0.59       13.16
 Class C.................      (0.17)       (0.28)             --            (0.45)         0.58       13.15
 Class I.................      (0.30)       (0.28)             --            (0.58)         0.52       13.19
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................         --           --              --               --          0.62       13.21
 Class R4................         --           --              --               --          0.64       13.23
 Class R5................         --           --              --               --          0.65       13.24
 For the Year Ended
  October 31, 2006
 Class A.................      (0.13)       (0.01)             --            (0.14)         1.39       12.66
 Class B.................      (0.06)       (0.01)             --            (0.07)         1.38       12.57
 Class C.................      (0.06)       (0.01)             --            (0.07)         1.38       12.57
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................         --           --              --               --          0.51       12.67
 For the Year Ended
  October 31, 2005
 Class A.................      (0.03)          --              --            (0.03)         0.91       11.27
 Class B.................      (0.01)          --              --            (0.01)         0.85       11.19
 Class C.................      (0.01)          --              --            (0.01)         0.86       11.19
 From (commencement of
  operations) May 28,
  2004, through October
  31, 2004
 Class A.................         --           --              --               --          0.36       10.36
 Class B.................         --           --              --               --          0.34       10.34
 Class C.................         --           --              --               --          0.33       10.33

                                                            -- RATIOS AND SUPPLEMENTAL DATA --
                           -----------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                            RATIO OF        RATIO OF        EXPENSES
                                                            EXPENSES        EXPENSES       TO AVERAGE      RATIO OF
                                                           TO AVERAGE      TO AVERAGE      NET ASSETS        NET
                                                           NET ASSETS      NET ASSETS     AFTER WAIVERS   INVESTMENT
                                           NET ASSETS    BEFORE WAIVERS   AFTER WAIVERS        AND          INCOME
                                            AT END OF    AND INCLUDING    AND INCLUDING     EXCLUDING     TO AVERAGE   PORTFOLIO
                             TOTAL           PERIOD         INTEREST        INTEREST        INTEREST         NET       TURNOVER
                           RETURN(b)         (000'S)       EXPENSE(d)      EXPENSE(d)      EXPENSE(d)       ASSETS      RATE(c)
                           ---------       -----------   --------------   -------------   -------------   ----------   ---------
THE HARTFORD GLOBAL
 TECHNOLOGY FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     7.76%(f)(i)  $    33,263        1.89%(e)        1.42%(e)        1.42%(e)      (0.91)%(e)     60%
 Class B.................     7.21(f)(i)        12,864        2.79(e)         1.99(e)         1.99(e)       (1.49)(e)      --
 Class C.................     7.04(f)(i)        12,218        2.50(e)         2.29(e)         2.29(e)       (1.79)(e)      --
 Class Y.................     7.90(f)(i)         1,684        1.09(e)         1.09(e)         1.09(e)       (0.62)(e)      --
 For the Year Ended
  October 31, 2006
 Class A.................    14.08              33,424        2.10            1.36            1.36          (0.78)        144
 Class B.................    13.42              12,729        2.96            1.99            1.99          (1.41)         --
 Class C.................    13.21              11,521        2.71            2.24            2.24          (1.67)         --
 Class Y.................    14.34               1,137        1.26            1.20            1.20          (0.62)         --
 For the Year Ended
  October 31, 2005
 Class A.................    12.44              27,620        2.22            1.60            1.60             --         132
 Class B.................    11.45              12,409        3.05            2.35            2.35          (0.79)         --
 Class C.................    11.45              10,712        2.75            2.35            2.35          (0.65)         --
 Class Y.................    12.86                 938        1.22            1.20            1.20           0.58          --
 For the Year Ended
  October 31, 2004
 Class A.................    (5.56)             31,418        2.14            1.65            1.65          (1.37)        165
 Class B.................    (6.14)             12,978        2.96            2.35            2.35          (2.07)         --
 Class C.................    (6.14)             13,891        2.62            2.35            2.35          (2.07)         --
 Class Y.................    (5.05)              1,186        1.15            1.15            1.15          (0.85)         --
 For the Year Ended
  October 31, 2003
 Class A.................    57.05              32,388        1.77            1.65            1.65          (1.28)        163
 Class B.................    56.16              13,991        2.50            2.35            2.35          (1.98)         --
 Class C.................    56.16              16,513        2.37            2.35            2.35          (1.99)         --
 Class Y.................    57.81                 886        1.18            1.18            1.18          (0.82)         --
 For the Year Ended
  October 31, 2002(f)
 Class A.................   (25.69)             18,321        1.86            1.65            1.65          (1.44)        174
 Class B.................   (26.26)              8,170        2.54            2.35            2.35          (2.14)         --
 Class C.................   (26.45)              9,560        2.39            2.35            2.35          (2.15)         --
 Class Y.................   (25.50)                512        1.15            1.15            1.15          (0.97)         --
THE HARTFORD GROWTH
 ALLOCATION FUND(G)
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     8.82(f)          443,505        0.59(e)         0.59(e)         0.59(e)        1.38(e)       44
 Class B.................     8.43(f)          127,580        1.41(e)         1.29(e)         1.29(e)        0.70(e)       --
 Class C.................     8.39(f)          203,018        1.34(e)         1.28(e)         1.28(e)        0.75(e)       --
 Class I.................     8.97(f)              592        0.23(e)         0.23(e)         0.23(e)        0.67(e)       --
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................     8.65(f)               10        1.09(e)         0.96(e)         0.96(e)       (0.53)(e)      --
 Class R4................     8.82(f)               11        0.77(e)         0.65(e)         0.65(e)       (0.22)(e)      --
 Class R5................     8.90(f)               11        0.49(e)         0.35(e)         0.35(e)        0.08(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................    13.64             370,088        0.69            0.67            0.67           0.49          13
 Class B.................    12.96             107,818        1.51            1.32            1.32          (0.15)         --
 Class C.................    12.96             181,434        1.44            1.32            1.32          (0.16)         --
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................     4.19(f)               10        0.66(e)         0.42(e)         0.42(e)        0.16(e)       --
 For the Year Ended
  October 31, 2005
 Class A.................     9.12             205,331        0.72            0.64            0.64           0.42           1
 Class B.................     8.37              65,739        1.53            1.29            1.29          (0.23)         --
 Class C.................     8.47             100,339        1.47            1.29            1.29          (0.23)         --
 From (commencement of
  operations) May 28,
  2004, through October
  31, 2004
 Class A.................     3.60(f)           43,279        0.72(e)         0.63(e)         0.63(e)        0.13(e)       --
 Class B.................     3.40(f)           14,177        1.52(e)         1.28(e)         1.28(e)       (0.53)(e)      --
 Class C.................     3.30(f)           21,221        1.44(e)         1.28(e)         1.28(e)       (0.52)(e)      --

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                          -- SELECTED PER-SHARE DATA(a) --
                           --------------------------------------------------------------

                                                                NET REALIZED
                                                                    AND
                           NET ASSET      NET       PAYMENTS     UNREALIZED      TOTAL
                           VALUE AT    INVESTMENT     FROM          GAIN          FROM
                           BEGINNING     INCOME       (TO)       (LOSS) ON     INVESTMENT
                           OF PERIOD     (LOSS)     AFFILIATE   INVESTMENTS    OPERATIONS
                           ---------   ----------   ---------   ------------   ----------
THE HARTFORD GROWTH FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................   $18.45      $  (0.03)     $  --        $ 1.11       $   1.08
 Class B.................    16.25         (0.09)        --          0.97           0.88
 Class C.................    16.29         (0.08)        --          0.97           0.89
 Class I.................    18.46          0.01         --          1.10           1.11
 Class L(k)..............    18.69         (0.03)        --          1.15           1.12
 Class Y.................    18.89          0.02         --          1.13           1.15
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................    18.15         (0.04)        --          0.58           0.54
 Class R4................    18.15         (0.02)        --          0.58           0.56
 Class R5................    18.15            --         --          0.58           0.58
 For the Year Ended
  October 31, 2006
 Class A.................    17.32         (0.07)        --          1.20           1.13
 Class B.................    15.38         (0.20)        --          1.07           0.87
 Class C.................    15.40         (0.18)        --          1.07           0.89
 Class L.................    17.50         (0.02)        --          1.21           1.19
 Class Y.................    17.65          0.01         --          1.23           1.24
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................    17.64            --         --          0.82           0.82
 For the Year Ended
  October 31, 2005
 Class A.................    16.19         (0.04)        --          1.17           1.13
 Class B.................    14.49         (0.15)        --          1.04           0.89
 Class C.................    14.50         (0.13)        --          1.03           0.90
 Class L.................    16.32          0.01         --          1.17           1.18
 Class Y.................    16.42          0.01         --          1.22           1.23
 For the Year Ended
  October 31, 2004
 Class A.................    15.19         (0.08)        --          1.08           1.00
 Class B.................    13.70         (0.15)        --          0.94           0.79
 Class C.................    13.70         (0.12)        --          0.92           0.80
 Class L.................    15.26         (0.08)        --          1.14           1.06
 Class Y.................    15.31            --         --          1.11           1.11
 For the Year Ended
  October 31, 2003
 Class A.................    11.90         (0.03)        --          3.32           3.29
 Class B.................    10.80         (0.07)        --          2.97           2.90
 Class C.................    10.80         (0.07)        --          2.97           2.90
 Class L.................    11.91         (0.05)        --          3.40           3.35
 Class Y.................    11.94         (0.03)        --          3.40           3.37
 For the Period February
  19, 2002 through
  October 31, 2002
 Class A.................    14.57         (0.02)        --         (2.65)         (2.67)
 Class B.................    13.28         (0.04)        --         (2.44)         (2.48)
 Class C.................    13.28         (0.04)        --         (2.44)         (2.48)
 Class Y.................    14.57            --         --         (2.63)         (2.63)
 For the Year Ended
  October 31, 2002
 Class L.................    14.23         (0.03)        --         (2.29)         (2.32)
THE HARTFORD GROWTH
 OPPORTUNITIES FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    29.33          0.06       0.01          3.82           3.89
 Class B.................    25.23         (0.05)      0.01          3.25           3.21
 Class C.................    25.24         (0.05)      0.01          3.25           3.21
 Class I.................    29.34            --       0.01          3.93           3.94
 Class L(l)..............    29.73          0.07       0.01          3.91           3.99
 Class Y(l)..............    30.04          0.14       0.01          3.91           4.06

                                                    -- SELECTED PER-SHARE DATA(a) --
                           -----------------------------------------------------------------------------------

                                                                                           NET
                                        DISTRIBUTIONS                                    INCREASE
                           DIVIDENDS        FROM                                        (DECREASE)   NET ASSET
                            FROM NET      REALIZED      DISTRIBUTIONS                     IN NET     VALUE AT
                           INVESTMENT      CAPITAL          FROM            TOTAL         ASSET         END
                             INCOME         GAINS          CAPITAL      DISTRIBUTIONS     VALUE      OF PERIOD
                           ----------   -------------   -------------   -------------   ----------   ---------
THE HARTFORD GROWTH FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................   $     --       $(1.30)         $   --         $  (1.30)       $(0.22)     $18.23
 Class B.................         --        (1.30)             --            (1.30)        (0.42)      15.83
 Class C.................         --        (1.30)             --            (1.30)        (0.41)      15.88
 Class I.................         --        (1.30)             --            (1.30)        (0.19)      18.27
 Class L(k)..............         --        (1.30)             --            (1.30)        (0.18)      18.51
 Class Y.................         --        (1.30)             --            (1.30)        (0.15)      18.74
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................         --           --              --               --          0.54       18.69
 Class R4................         --           --              --               --          0.56       18.71
 Class R5................         --           --              --               --          0.58       18.73
 For the Year Ended
  October 31, 2006
 Class A.................         --           --              --               --          1.13       18.45
 Class B.................         --           --              --               --          0.87       16.25
 Class C.................         --           --              --               --          0.89       16.29
 Class L.................         --           --              --               --          1.19       18.69
 Class Y.................         --           --              --               --          1.24       18.89
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................         --           --              --               --          0.82       18.46
 For the Year Ended
  October 31, 2005
 Class A.................         --           --              --               --          1.13       17.32
 Class B.................         --           --              --               --          0.89       15.38
 Class C.................         --           --              --               --          0.90       15.40
 Class L.................         --           --              --               --          1.18       17.50
 Class Y.................         --           --              --               --          1.23       17.65
 For the Year Ended
  October 31, 2004
 Class A.................         --           --              --               --          1.00       16.19
 Class B.................         --           --              --               --          0.79       14.49
 Class C.................         --           --              --               --          0.80       14.50
 Class L.................         --           --              --               --          1.06       16.32
 Class Y.................         --           --              --               --          1.11       16.42
 For the Year Ended
  October 31, 2003
 Class A.................         --           --              --               --          3.29       15.19
 Class B.................         --           --              --               --          2.90       13.70
 Class C.................         --           --              --               --          2.90       13.70
 Class L.................         --           --              --               --          3.35       15.26
 Class Y.................         --           --              --               --          3.37       15.31
 For the Period February
  19, 2002 through
  October 31, 2002
 Class A.................         --           --              --               --         (2.67)      11.90
 Class B.................         --           --              --               --         (2.48)      10.80
 Class C.................         --           --              --               --         (2.48)      10.80
 Class Y.................         --           --              --               --         (2.63)      11.94
 For the Year Ended
  October 31, 2002
 Class L.................         --           --              --               --         (2.32)      11.91
THE HARTFORD GROWTH
 OPPORTUNITIES FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................         --        (2.12)             --            (2.12)         1.77       31.10
 Class B.................         --        (2.12)             --            (2.12)         1.09       26.32
 Class C.................         --        (2.12)             --            (2.12)         1.09       26.33
 Class I.................         --        (2.12)             --            (2.12)         1.82       31.16
 Class L(l)..............         --        (2.12)             --            (2.12)         1.87       31.60
 Class Y(l)..............         --        (2.12)             --            (2.12)         1.94       31.98

                                                            -- RATIOS AND SUPPLEMENTAL DATA --
                           -----------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                            RATIO OF        RATIO OF        EXPENSES
                                                            EXPENSES        EXPENSES       TO AVERAGE      RATIO OF
                                                           TO AVERAGE      TO AVERAGE      NET ASSETS        NET
                                                           NET ASSETS      NET ASSETS     AFTER WAIVERS   INVESTMENT
                                           NET ASSETS    BEFORE WAIVERS   AFTER WAIVERS        AND          INCOME
                                            AT END OF    AND INCLUDING    AND INCLUDING     EXCLUDING     TO AVERAGE   PORTFOLIO
                             TOTAL           PERIOD         INTEREST        INTEREST        INTEREST         NET       TURNOVER
                           RETURN(b)         (000'S)       EXPENSE(d)      EXPENSE(d)      EXPENSE(d)       ASSETS      RATE(c)
                           ---------       -----------   --------------   -------------   -------------   ----------   ---------
THE HARTFORD GROWTH FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     6.31%(f)(i)  $   635,567        1.29%(e)        1.29%(e)        1.29%(e)      (0.28)%(e)     46%
 Class B.................     5.90(f)(i)        39,921        2.25(e)         2.09(e)         2.09(e)       (1.08)(e)      --
 Class C.................     5.95(f)(i)        78,419        2.01(e)         2.01(e)         2.01(e)       (1.00)(e)      --
 Class I.................     6.48(f)(i)        24,281        0.94(e)         0.94(e)         0.94(e)        0.12(e)       --
 Class L(k)..............     6.45(f)(i)       297,686        1.08(e)         1.06(e)         1.06(e)       (0.35)(e)      --
 Class Y.................     6.55(f)(i)        90,380        0.83(e)         0.83(e)         0.83(e)        0.17(e)       --
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................     6.27(f)               10        1.72(e)         1.58(e)         1.58(e)       (0.59)(e)      --
 Class R4................     6.38(f)               10        1.44(e)         1.28(e)         1.28(e)       (0.28)(e)      --
 Class R5................     6.49(f)               10        1.15(e)         0.98(e)         0.98(e)        0.03(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................     6.52             707,000        1.34            1.33            1.33          (0.38)         92
 Class B.................     5.66              44,064        2.22            2.09            2.09          (1.14)         --
 Class C.................     5.78              85,469        2.02            2.02            2.02          (1.07)         --
 Class L.................     6.80             274,890        1.05            1.05            1.05          (0.10)         --
 Class Y.................     7.03             130,594        0.83            0.83            0.83           0.08          --
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................     4.65(f)            1,961        0.96(e)         0.96(e)         0.96(e)       (0.52)(e)      --
 For the Year Ended
  October 31, 2005
 Class A.................     6.98             635,057        1.40            1.33            1.33          (0.30)         77
 Class B.................     6.14              46,251        2.27            2.15            2.15          (1.09)         --
 Class C.................     6.21              82,481        2.05            2.05            2.05          (1.01)         --
 Class L.................     7.23             295,731        1.06            1.06            1.06           0.05          --
 Class Y.................     7.49              52,992        0.85            0.85            0.85           0.10          --
 For the Year Ended
  October 31, 2004
 Class A.................     6.58             384,160        1.55            1.45            1.45          (0.84)         66
 Class B.................     5.77              32,440        2.33            2.15            2.15          (1.54)         --
 Class C.................     5.84              47,575        2.07            2.07            2.07          (1.45)         --
 Class L.................     6.95             310,084        1.08            1.08            1.08          (0.48)         --
 Class Y.................     7.25              11,926        0.87            0.87            0.87          (0.18)         --
 For the Year Ended
  October 31, 2003
 Class A.................    27.65              72,186        1.52            1.45            1.45          (0.65)        129
 Class B.................    26.85              11,552        2.26            2.12            2.12          (1.35)         --
 Class C.................    26.85              11,896        2.15            2.15            2.15          (1.36)         --
 Class L.................    28.13             316,451        1.15            1.15            1.15          (0.34)         --
 Class Y.................    28.22                   1        0.96            0.96            0.96          (0.17)         --
 For the Period February
  19, 2002 through
  October 31, 2002
 Class A.................   (18.33)(f)           5,970        1.65(e)         1.45(e)         1.45(e)       (0.44)(e)     107
 Class B.................   (18.67)(f)           1,698        2.32(e)         2.15(e)         2.15(e)       (1.10)(e)      --
 Class C.................   (18.68)(f)           1,480        2.18(e)         2.15(e)         2.15(e)       (1.13)(e)      --
 Class Y.................   (18.05)(f)               1        0.90(e)         0.90(e)         0.90(e)       (0.01)(e)      --
 For the Year Ended
  October 31, 2002
 Class L.................   (16.28)            274,683        1.14            1.14            1.14          (0.28)         --
THE HARTFORD GROWTH
 OPPORTUNITIES FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    14.17(f)(i)       516,579        1.50(e)         1.25(e)         1.25(e)        0.40(e)       51
 Class B.................    13.74(f)(i)        38,107        2.22(e)         2.08(e)         2.08(e)       (0.40)(e)      --
 Class C.................    13.74(f)(i)        61,297        2.03(e)         2.03(e)         2.03(e)       (0.40)(e)      --
 Class I.................    14.35(f)(i)         1,707        0.93(e)         0.93(e)         0.93(e)       (0.03)(e)      --
 Class L(l)..............    14.33(f)(i)       674,454        1.06(e)         1.04(e)         1.04(e)        0.46(e)       --
 Class Y(l)..............    14.42(f)(i)       106,294        0.81(e)         0.81(e)         0.81(e)        1.24(e)       --

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                          -- SELECTED PER-SHARE DATA(a) --
                           --------------------------------------------------------------

                                                                NET REALIZED
                                                                    AND
                           NET ASSET      NET       PAYMENTS     UNREALIZED      TOTAL
                           VALUE AT    INVESTMENT     FROM          GAIN          FROM
                           BEGINNING     INCOME       (TO)       (LOSS) ON     INVESTMENT
                           OF PERIOD     (LOSS)     AFFILIATE   INVESTMENTS    OPERATIONS
                           ---------   ----------   ---------   ------------   ----------
THE HARTFORD GROWTH
 OPPORTUNITIES
 FUND -- (CONTINUED)
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................   $29.39      $  (0.04)     $  --        $ 2.55       $   2.51
 Class R4................    29.39         (0.06)        --          2.60           2.54
 Class R5................    29.39         (0.03)        --          2.61           2.58
 For the Year Ended
  October 31, 2006
 Class A.................    27.84         (0.07)        --          3.59           3.52
 Class B.................    24.42         (0.25)        --          3.09           2.84
 Class C.................    24.42         (0.23)        --          3.08           2.85
 Class L.................    28.17         (0.06)        --          3.65           3.59
 Class Y.................    28.37          0.02         --          3.68           3.70
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................    27.95         (0.01)        --          1.40           1.39
 For the Year Ended
  October 31, 2005
 Class A.................    23.49         (0.06)        --          4.41           4.35
 Class B.................    20.77         (0.25)        --          3.90           3.65
 Class C.................    20.77         (0.25)        --          3.90           3.65
 Class L.................    23.71         (0.06)        --          4.52           4.46
 Class Y.................    23.82            --         --          4.55           4.55
 For the Year Ended
  October 31, 2004
 Class A.................    21.25         (0.17)        --          2.41           2.24
 Class B.................    18.91         (0.26)        --          2.12           1.86
 Class C.................    18.91         (0.28)        --          2.14           1.86
 Class L.................    21.36         (0.14)        --          2.49           2.35
 Class Y.................    21.42         (0.01)        --          2.41           2.40
 For the Year Ended
  October 31, 2003
 Class A.................    15.31         (0.07)        --          6.01           5.94
 Class B.................    13.71         (0.12)        --          5.32           5.20
 Class C.................    13.70         (0.09)        --          5.30           5.21
 Class L.................    15.33         (0.10)        --          6.13           6.03
 Class Y.................    15.35         (0.07)        --          6.14           6.07
 For the Period February
  19, 2002 through
  October 31, 2002
 Class A.................    19.80         (0.06)        --         (4.43)         (4.49)
 Class B.................    17.80         (0.10)        --         (3.99)         (4.09)
 Class C.................    17.80         (0.09)        --         (4.01)         (4.10)
 Class Y.................    19.80         (0.06)        --         (4.39)         (4.45)
 For the Year Ended
  October 31, 2002
 Class L.................    19.21         (0.13)        --         (3.54)         (3.67)
THE HARTFORD HIGH YIELD
 FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     7.93          0.29         --          0.30           0.59
 Class B.................     7.92          0.26         --          0.29           0.55
 Class C.................     7.92          0.26         --          0.31           0.57
 Class Y.................     7.92          0.41         --          0.20           0.61
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................     8.04          0.20         --          0.19           0.39
 Class R4................     8.04          0.21         --          0.18           0.39
 Class R5................     8.04          0.21         --          0.19           0.40
 For the Year Ended
  October 31, 2006
 Class A.................     7.76          0.54         --          0.18           0.72
 Class B.................     7.74          0.48         --          0.19           0.67
 Class C.................     7.75          0.49         --          0.17           0.66
 Class Y.................     7.75          0.58         --          0.17           0.75

                                                    -- SELECTED PER-SHARE DATA(a) --
                           -----------------------------------------------------------------------------------

                                                                                           NET
                                        DISTRIBUTIONS                                    INCREASE
                           DIVIDENDS        FROM                                        (DECREASE)   NET ASSET
                            FROM NET      REALIZED      DISTRIBUTIONS                     IN NET     VALUE AT
                           INVESTMENT      CAPITAL          FROM            TOTAL         ASSET         END
                             INCOME         GAINS          CAPITAL      DISTRIBUTIONS     VALUE      OF PERIOD
                           ----------   -------------   -------------   -------------   ----------   ---------
THE HARTFORD GROWTH
 OPPORTUNITIES
 FUND -- (CONTINUED)
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................   $     --       $   --          $   --         $     --        $ 2.51      $31.90
 Class R4................         --           --              --               --          2.54       31.93
 Class R5................         --           --              --               --          2.58       31.97
 For the Year Ended
  October 31, 2006
 Class A.................         --        (2.03)             --            (2.03)         1.49       29.33
 Class B.................         --        (2.03)             --            (2.03)         0.81       25.23
 Class C.................         --        (2.03)             --            (2.03)         0.82       25.24
 Class L.................         --        (2.03)             --            (2.03)         1.56       29.73
 Class Y.................         --        (2.03)             --            (2.03)         1.67       30.04
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................         --           --              --               --          1.39       29.34
 For the Year Ended
  October 31, 2005
 Class A.................         --           --              --               --          4.35       27.84
 Class B.................         --           --              --               --          3.65       24.42
 Class C.................         --           --              --               --          3.65       24.42
 Class L.................         --           --              --               --          4.46       28.17
 Class Y.................         --           --              --               --          4.55       28.37
 For the Year Ended
  October 31, 2004
 Class A.................         --           --              --               --          2.24       23.49
 Class B.................         --           --              --               --          1.86       20.77
 Class C.................         --           --              --               --          1.86       20.77
 Class L.................         --           --              --               --          2.35       23.71
 Class Y.................         --           --              --               --          2.40       23.82
 For the Year Ended
  October 31, 2003
 Class A.................         --           --              --               --          5.94       21.25
 Class B.................         --           --              --               --          5.20       18.91
 Class C.................         --           --              --               --          5.21       18.91
 Class L.................         --           --              --               --          6.03       21.36
 Class Y.................         --           --              --               --          6.07       21.42
 For the Period February
  19, 2002 through
  October 31, 2002
 Class A.................         --           --              --               --         (4.49)      15.31
 Class B.................         --           --              --               --         (4.09)      13.71
 Class C.................         --           --              --               --         (4.10)      13.70
 Class Y.................         --           --              --               --         (4.45)      15.35
 For the Year Ended
  October 31, 2002
 Class L.................         --        (0.21)             --            (0.21)        (3.88)      15.33
THE HARTFORD HIGH YIELD
 FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................      (0.29)          --              --            (0.29)         0.30        8.23
 Class B.................      (0.26)          --              --            (0.26)         0.29        8.21
 Class C.................      (0.27)          --              --            (0.27)         0.30        8.22
 Class Y.................      (0.30)          --              --            (0.30)         0.31        8.23
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................      (0.19)          --              --            (0.19)         0.20        8.24
 Class R4................      (0.19)          --              --            (0.19)         0.20        8.24
 Class R5................      (0.20)          --              --            (0.20)         0.20        8.24
 For the Year Ended
  October 31, 2006
 Class A.................      (0.55)          --              --            (0.55)         0.17        7.93
 Class B.................      (0.49)          --              --            (0.49)         0.18        7.92
 Class C.................      (0.49)          --              --            (0.49)         0.17        7.92
 Class Y.................      (0.58)          --              --            (0.58)         0.17        7.92

                                                            -- RATIOS AND SUPPLEMENTAL DATA --
                           -----------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                            RATIO OF        RATIO OF        EXPENSES
                                                            EXPENSES        EXPENSES       TO AVERAGE      RATIO OF
                                                           TO AVERAGE      TO AVERAGE      NET ASSETS        NET
                                                           NET ASSETS      NET ASSETS     AFTER WAIVERS   INVESTMENT
                                           NET ASSETS    BEFORE WAIVERS   AFTER WAIVERS        AND          INCOME
                                            AT END OF    AND INCLUDING    AND INCLUDING     EXCLUDING     TO AVERAGE   PORTFOLIO
                             TOTAL           PERIOD         INTEREST        INTEREST        INTEREST         NET       TURNOVER
                           RETURN(b)         (000'S)       EXPENSE(d)      EXPENSE(d)      EXPENSE(d)       ASSETS      RATE(c)
                           ---------       -----------   --------------   -------------   -------------   ----------   ---------
THE HARTFORD GROWTH
 OPPORTUNITIES
 FUND -- (CONTINUED)
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................    14.13%(f)     $        86        1.63%(e)        1.62%(e)        1.62%(e)      (0.84)%(e)     --
 Class R4................    14.24(f)               11        1.37(e)         1.30(e)         1.30(e)       (0.60)(e)      --
 Class R5................    14.38(f)               11        1.10(e)         1.01(e)         1.01(e)       (0.28)(e)      --
 For the Year Ended
  October 31, 2006
 Class A.................    13.35             420,220        1.60            1.20            1.20          (0.31)        131%
 Class B.................    12.36              33,670        2.26            2.08            2.08          (1.18)         --
 Class C.................    12.40              47,366        2.09            2.07            2.07          (1.17)         --
 Class L.................    13.45             570,541        1.07            1.07            1.07          (0.18)         --
 Class Y.................    13.76              73,685        0.85            0.83            0.83           0.08          --
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................     4.97(f)               74        1.15(e)         1.12(e)         1.12(e)       (0.43)(e)      --
 For the Year Ended
  October 31, 2005
 Class A.................    18.52             222,682        1.54            1.36            1.36          (0.45)        156
 Class B.................    17.57              20,002        2.39            2.15            2.15          (1.27)         --
 Class C.................    17.57              18,842        2.13            2.13            2.13          (1.26)         --
 Class L.................    18.81             556,462        1.09            1.09            1.09          (0.22)         --
 Class Y.................    19.10              28,441        0.88            0.88            0.88             --          --
 For the Year Ended
  October 31, 2004
 Class A.................    10.54              54,652        1.52            1.45            1.45          (0.94)        130
 Class B.................     9.84              11,518        2.45            2.14            2.14          (1.64)         --
 Class C.................     9.84              11,899        2.11            2.11            2.11          (1.61)         --
 Class L.................    11.00             518,009        1.08            1.08            1.08          (0.58)         --
 Class Y.................    11.20               4,792        0.82            0.82            0.82          (0.33)         --
 For the Year Ended
  October 31, 2003
 Class A.................    38.80              17,149        1.49            1.45            1.45          (0.88)        158
 Class B.................    37.93               4,470        2.22            2.15            2.15          (1.58)         --
 Class C.................    38.03               5,238        2.10            2.10            2.10          (1.54)         --
 Class L.................    39.34             517,892        1.10            1.10            1.10          (0.56)         --
 Class Y.................    39.54                   1        0.91            0.91            0.91          (0.38)         --
 For the Period February
  19, 2002 through
  October 31, 2002
 Class A.................   (22.68)(f)           3,338        1.62(e)         1.45(e)         1.45(e)       (0.92)(e)     182
 Class B.................   (22.99)(f)             777        2.30(e)         2.15(e)         2.15(e)       (1.60)(e)      --
 Class C.................   (23.05)(f)             892        2.09(e)         2.09(e)         2.09(e)       (1.56)(e)      --
 Class Y.................   (22.47)(f)               1        0.89(e)         0.89(e)         0.89(e)       (0.44)(e)      --
 For the Year Ended
  October 31, 2002
 Class L.................   (19.36)            412,454        1.10            1.10            1.10          (0.67)         --
THE HARTFORD HIGH YIELD
 FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     7.59(f)          202,669        1.34(e)         1.14(e)         1.14(e)        7.21(e)       81
 Class B.................     7.07(f)           36,539        2.16(e)         1.90(e)         1.90(e)        6.46(e)       --
 Class C.................     7.23(f)           39,084        2.02(e)         1.82(e)         1.82(e)        6.54(e)       --
 Class Y.................     7.82(f)            4,230        0.85(e)         0.65(e)         0.65(e)        7.45(e)       --
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................     7.69(f)               10        1.79(e)         1.40(e)         1.40(e)        6.86(e)       --
 Class R4................     7.80(f)               10        1.45(e)         1.08(e)         1.08(e)        7.16(e)       --
 Class R5................     7.89(f)               10        1.18(e)         0.85(e)         0.85(e)        7.41(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................     9.57             190,479        1.36            1.20            1.20           6.87         147
 Class B.................     8.90              37,189        2.17            1.95            1.95           6.10          --
 Class C.................     8.84              39,991        2.04            1.89            1.89           6.15          --
 Class Y.................    10.11              24,374        0.88            0.73            0.73           7.33          --

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                          -- SELECTED PER-SHARE DATA(a) --
                           --------------------------------------------------------------

                                                                NET REALIZED
                                                                    AND
                           NET ASSET      NET       PAYMENTS     UNREALIZED      TOTAL
                           VALUE AT    INVESTMENT     FROM          GAIN          FROM
                           BEGINNING     INCOME       (TO)       (LOSS) ON     INVESTMENT
                           OF PERIOD     (LOSS)     AFFILIATE   INVESTMENTS    OPERATIONS
                           ---------   ----------   ---------   ------------   ----------
THE HARTFORD HIGH YIELD
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2005
 Class A.................   $ 8.18      $   0.48      $  --        $(0.40)      $   0.08
 Class B.................     8.17          0.42         --         (0.41)          0.01
 Class C.................     8.17          0.42         --         (0.39)          0.03
 Class Y.................     8.17          0.52         --         (0.40)          0.12
 For the Year Ended
  October 31, 2004(h)
 Class A.................     7.94          0.48         --          0.23           0.71
 Class B.................     7.93          0.43         --          0.22           0.65
 Class C.................     7.93          0.43       0.01          0.22           0.66
 Class Y.................     7.94          0.39         --          0.36           0.75
 For the Year Ended
  October 31, 2003(h)
 Class A.................     6.73          0.60         --          1.26           1.86
 Class B.................     6.72          0.57         --          1.24           1.81
 Class C.................     6.72          0.55         --          1.26           1.81
 Class Y.................     6.73          0.65         --          1.24           1.89
 For the Year Ended
  October 31, 2002(h)
 Class A.................     8.45          0.82         --         (1.78)         (0.96)
 Class B.................     8.43          0.80         --         (1.81)         (1.01)
 Class C.................     8.43          0.72         --         (1.73)         (1.01)
 Class Y.................     8.48          0.34         --         (1.30)         (0.96)
THE HARTFORD INCOME
 ALLOCATION FUND(G)
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     9.89          0.19         --          0.08           0.27
 Class B.................     9.88          0.16         --          0.09           0.25
 Class C.................     9.88          0.16         --          0.08           0.24
 Class I.................     9.89          0.19         --          0.10           0.29
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................     9.91          0.12         --          0.06           0.18
 Class R4................     9.91          0.13         --          0.06           0.19
 Class R5................     9.91          0.15         --          0.05           0.20
 For the Year Ended
  October 31, 2006
 Class A.................     9.89          0.42         --          0.03           0.45
 Class B.................     9.88          0.35         --          0.03           0.38
 Class C.................     9.88          0.35         --          0.03           0.38
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................     9.84          0.06         --          0.05           0.11
 For the Year Ended
  October 31, 2005
 Class A.................    10.15          0.36         --         (0.26)          0.10
 Class B.................    10.14          0.29         --         (0.26)          0.03
 Class C.................    10.14          0.30         --         (0.27)          0.03
 From (commencement of
  operations) May 28,
  2004, through October
  31, 2004
 Class A.................    10.00          0.09         --          0.15           0.24
 Class B.................    10.00          0.07         --          0.14           0.21
 Class C.................    10.00          0.07         --          0.14           0.21
THE HARTFORD INCOME FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    10.33          0.28         --          0.07           0.35
 Class B.................    10.33          0.24         --          0.07           0.31
 Class C.................    10.35          0.24         --          0.07           0.31
 Class Y.................    10.32          0.29         --          0.07           0.36
 For the Year Ended
  October 31, 2006
 Class A.................    10.24          0.54         --          0.08           0.62
 Class B.................    10.24          0.46         --          0.08           0.54
 Class C.................    10.26          0.46         --          0.08           0.54
 Class Y.................    10.24          0.56         --          0.08           0.64

                                                    -- SELECTED PER-SHARE DATA(a) --
                           -----------------------------------------------------------------------------------

                                                                                           NET
                                        DISTRIBUTIONS                                    INCREASE
                           DIVIDENDS        FROM                                        (DECREASE)   NET ASSET
                            FROM NET      REALIZED      DISTRIBUTIONS                     IN NET     VALUE AT
                           INVESTMENT      CAPITAL          FROM            TOTAL         ASSET         END
                             INCOME         GAINS          CAPITAL      DISTRIBUTIONS     VALUE      OF PERIOD
                           ----------   -------------   -------------   -------------   ----------   ---------
THE HARTFORD HIGH YIELD
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2005
 Class A.................   $  (0.50)      $   --          $   --         $  (0.50)       $(0.42)     $ 7.76
 Class B.................      (0.44)          --              --            (0.44)        (0.43)       7.74
 Class C.................      (0.45)          --              --            (0.45)        (0.42)       7.75
 Class Y.................      (0.54)          --              --            (0.54)        (0.42)       7.75
 For the Year Ended
  October 31, 2004(h)
 Class A.................      (0.47)          --              --            (0.47)         0.24        8.18
 Class B.................      (0.41)          --              --            (0.41)         0.24        8.17
 Class C.................      (0.42)          --              --            (0.42)         0.24        8.17
 Class Y.................      (0.52)          --              --            (0.52)         0.23        8.17
 For the Year Ended
  October 31, 2003(h)
 Class A.................      (0.65)          --              --            (0.65)         1.21        7.94
 Class B.................      (0.60)          --              --            (0.60)         1.21        7.93
 Class C.................      (0.60)          --              --            (0.60)         1.21        7.93
 Class Y.................      (0.68)          --              --            (0.68)         1.21        7.94
 For the Year Ended
  October 31, 2002(h)
 Class A.................      (0.76)          --              --            (0.76)        (1.72)       6.73
 Class B.................      (0.70)          --              --            (0.70)        (1.71)       6.72
 Class C.................      (0.70)          --              --            (0.70)        (1.71)       6.72
 Class Y.................      (0.79)          --              --            (0.79)        (1.75)       6.73
THE HARTFORD INCOME
 ALLOCATION FUND(G)
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................      (0.19)          --              --            (0.19)         0.08        9.97
 Class B.................      (0.16)          --              --            (0.16)         0.09        9.97
 Class C.................      (0.16)          --              --            (0.16)         0.08        9.96
 Class I.................      (0.21)          --              --            (0.21)         0.08        9.97
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................      (0.12)          --              --            (0.12)         0.06        9.97
 Class R4................      (0.13)          --              --            (0.13)         0.06        9.97
 Class R5................      (0.14)          --              --            (0.14)         0.06        9.97
 For the Year Ended
  October 31, 2006
 Class A.................      (0.43)       (0.02)             --            (0.45)           --        9.89
 Class B.................      (0.36)       (0.02)             --            (0.38)           --        9.88
 Class C.................      (0.36)       (0.02)             --            (0.38)           --        9.88
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................      (0.06)          --              --            (0.06)         0.05        9.89
 For the Year Ended
  October 31, 2005
 Class A.................      (0.36)          --              --            (0.36)        (0.26)       9.89
 Class B.................      (0.29)          --              --            (0.29)        (0.26)       9.88
 Class C.................      (0.29)          --              --            (0.29)        (0.26)       9.88
 From (commencement of
  operations) May 28,
  2004, through October
  31, 2004
 Class A.................      (0.09)          --              --            (0.09)         0.15       10.15
 Class B.................      (0.07)          --              --            (0.07)         0.14       10.14
 Class C.................      (0.07)          --              --            (0.07)         0.14       10.14
THE HARTFORD INCOME FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................      (0.28)          --              --            (0.28)         0.07       10.40
 Class B.................      (0.24)          --              --            (0.24)         0.07       10.40
 Class C.................      (0.24)          --              --            (0.24)         0.07       10.42
 Class Y.................      (0.29)          --              --            (0.29)         0.07       10.39
 For the Year Ended
  October 31, 2006
 Class A.................      (0.53)          --              --            (0.53)         0.09       10.33
 Class B.................      (0.45)          --              --            (0.45)         0.09       10.33
 Class C.................      (0.45)          --              --            (0.45)         0.09       10.35
 Class Y.................      (0.56)          --              --            (0.56)         0.08       10.32

                                                            -- RATIOS AND SUPPLEMENTAL DATA --
                           -----------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                            RATIO OF        RATIO OF        EXPENSES
                                                            EXPENSES        EXPENSES       TO AVERAGE      RATIO OF
                                                           TO AVERAGE      TO AVERAGE      NET ASSETS        NET
                                                           NET ASSETS      NET ASSETS     AFTER WAIVERS   INVESTMENT
                                           NET ASSETS    BEFORE WAIVERS   AFTER WAIVERS        AND          INCOME
                                            AT END OF    AND INCLUDING    AND INCLUDING     EXCLUDING     TO AVERAGE   PORTFOLIO
                             TOTAL           PERIOD         INTEREST        INTEREST        INTEREST         NET       TURNOVER
                           RETURN(b)         (000'S)       EXPENSE(d)      EXPENSE(d)      EXPENSE(d)       ASSETS      RATE(c)
                           ---------       -----------   --------------   -------------   -------------   ----------   ---------
THE HARTFORD HIGH YIELD
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2005
 Class A.................     0.97%        $   188,599        1.33%           1.33%           1.33%          5.86%        113%
 Class B.................     0.08              47,071        2.12            2.10            2.10           5.09          --
 Class C.................     0.30              50,945        2.00            2.00            2.00           5.18          --
 Class Y.................     1.43              25,974        0.87            0.87            0.87           6.40          --
 For the Year Ended
  October 31, 2004(h)
 Class A.................     9.26(i)          247,364        1.35            1.35            1.35           6.03          86
 Class B.................     8.45(i)           63,972        2.07            2.07            2.07           5.32          --
 Class C.................     8.54(i)           71,673        1.98            1.98            1.98           5.40          --
 Class Y.................     9.72              16,410        0.84            0.84            0.84           6.13          --
 For the Year Ended
  October 31, 2003(h)
 Class A.................    28.69             213,377        1.49            1.40            1.40           7.98          54
 Class B.................    27.83              72,293        2.23            2.10            2.10           7.39          --
 Class C.................    27.84              77,968        2.10            2.10            2.10           7.31          --
 Class Y.................    29.27                   1        1.69            0.95            0.95           8.70          --
 For the Year Ended
  October 31, 2002(h)
 Class A.................   (12.16)             95,760        1.55            1.40            1.40           9.48          22
 Class B.................   (12.70)             44,359        2.24            2.10            2.10           8.78          --
 Class C.................   (12.65)             40,611        2.10            2.10            2.10           8.78          --
 Class Y.................   (12.01)                  1        0.84            0.84            0.84          10.04          --
THE HARTFORD INCOME
 ALLOCATION FUND(G)
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     2.77(f)           32,829        0.73(e)         0.57(e)         0.57(e)        4.05(e)       22
 Class B.................     2.52(f)            5,406        1.52(e)         1.27(e)         1.27(e)        3.30(e)       --
 Class C.................     2.41(f)            7,847        1.49(e)         1.27(e)         1.27(e)        3.28(e)       --
 Class I.................     2.93(f)              546        0.48(e)         0.33(e)         0.33(e)        4.69(e)       --
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................     2.64(f)               10        1.26(e)         0.97(e)         0.97(e)        3.53(e)       --
 Class R4................     2.74(f)               10        0.92(e)         0.64(e)         0.64(e)        3.83(e)       --
 Class R5................     2.85(f)               10        0.66(e)         0.37(e)         0.37(e)        4.13(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................     4.64              25,383        0.80            0.61            0.61           4.32          38
 Class B.................     3.91               5,516        1.59            1.31            1.31           3.56          --
 Class C.................     3.91               8,042        1.53            1.31            1.31           3.53          --
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................     1.17(f)               10        0.90(e)         0.37(e)         0.37(e)        4.27(e)       --
 For the Year Ended
  October 31, 2005
 Class A.................     1.01              19,445        0.76            0.56            0.56           3.75          30
 Class B.................     0.29               4,778        1.56            1.26            1.26           3.09          --
 Class C.................     0.30               7,711        1.51            1.26            1.26           3.04          --
 From (commencement of
  operations) May 28,
  2004, through October
  31, 2004
 Class A.................     2.42(f)           10,539        0.73(e)         0.56(e)         0.56(e)        3.21(e)        3
 Class B.................     2.08(f)            1,690        1.63(e)         1.26(e)         1.26(e)        2.56(e)       --
 Class C.................     2.08(f)            4,880        1.48(e)         1.26(e)         1.26(e)        2.59(e)       --
THE HARTFORD INCOME FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     3.39(f)           80,164        1.11(e)         0.95(e)         0.95(e)        5.52(e)      108
 Class B.................     3.01(f)            8,995        1.95(e)         1.70(e)         1.70(e)        4.75(e)       --
 Class C.................     3.02(f)           12,387        1.82(e)         1.70(e)         1.70(e)        4.76(e)       --
 Class Y.................     3.54(f)          142,723        0.68(e)         0.68(e)         0.68(e)        5.79(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................     6.24              37,168        1.21            0.95            0.95           5.35         175
 Class B.................     5.45               7,224        2.06            1.70            1.70           4.60          --
 Class C.................     5.44               8,101        1.96            1.70            1.70           4.61          --
 Class Y.................     6.41              60,690        0.78            0.70            0.70           5.63          --

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                          -- SELECTED PER-SHARE DATA(a) --
                           --------------------------------------------------------------

                                                                NET REALIZED
                                                                    AND
                           NET ASSET      NET       PAYMENTS     UNREALIZED      TOTAL
                           VALUE AT    INVESTMENT     FROM          GAIN          FROM
                           BEGINNING     INCOME       (TO)       (LOSS) ON     INVESTMENT
                           OF PERIOD     (LOSS)     AFFILIATE   INVESTMENTS    OPERATIONS
                           ---------   ----------   ---------   ------------   ----------
THE HARTFORD INCOME
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2005
 Class A.................   $10.72      $   0.51      $  --        $(0.44)      $   0.07
 Class B.................    10.72          0.43         --         (0.43)            --
 Class C.................    10.74          0.43         --         (0.43)            --
 Class Y.................    10.72          0.52         --         (0.42)          0.10
 For the Year Ended
  October 31, 2004
 Class A.................    10.53          0.48         --          0.22           0.70
 Class B.................    10.53          0.42         --          0.21           0.63
 Class C.................    10.55          0.41         --          0.22           0.63
 From inception November
  28, 2003, through
  October 31, 2004
 Class Y.................    10.54          0.48         --          0.20           0.68
 From inception October
  31, 2002, through
  October 31, 2003
 Class A.................    10.00          0.52         --          0.54           1.06
 Class B.................    10.00          0.44         --          0.54           0.98
 Class C.................    10.00          0.44         --          0.56           1.00
THE HARTFORD INFLATION
 PLUS FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    10.44          0.08         --          0.09           0.17
 Class B.................    10.45          0.03         --          0.11           0.14
 Class C.................    10.44          0.03         --          0.11           0.14
 Class I.................    10.44          0.11         --          0.09           0.20
 Class Y.................    10.45          0.10         --          0.10           0.20
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................    10.41          0.12         --          0.09           0.21
 Class R4................    10.41          0.12         --          0.10           0.22
 Class R5................    10.41          0.13         --          0.09           0.22
 For the Year Ended
  October 31, 2006
 Class A.................    10.67          0.49         --         (0.26)          0.23
 Class B.................    10.68          0.40         --         (0.25)          0.15
 Class C.................    10.67          0.40         --         (0.25)          0.15
 Class Y.................    10.68          0.51         --         (0.25)          0.26
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................    10.48          0.05         --         (0.05)         (0.00)
 For the Year Ended
  October 31, 2005
 Class A.................    10.95          0.41         --         (0.18)          0.23
 Class B.................    10.96          0.33         --         (0.18)          0.15
 Class C.................    10.96          0.33         --         (0.19)          0.14
 Class Y.................    10.97          0.47         --         (0.22)          0.25
 For the Year Ended
  October 31, 2004
 Class A.................    10.63          0.30         --          0.37           0.67
 Class B.................    10.64          0.22         --          0.37           0.59
 Class C.................    10.63          0.23         --          0.37           0.60
 From inception November
  28, 2003, through
  October 31, 2004
 Class Y.................    10.57          0.28         --          0.44           0.72
 From inception October
  31, 2002, through
  October 31, 2003
 Class A.................    10.00          0.27         --          0.62           0.89
 Class B.................    10.00          0.21         --          0.63           0.84
 Class C.................    10.00          0.20         --          0.63           0.83
THE HARTFORD
 INTERNATIONAL CAPITAL
 APPRECIATION FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)(h)
 Class A.................    14.93            --         --          1.81           1.81
 Class B.................    14.42         (0.07)        --          1.76           1.69
 Class C.................    14.42         (0.06)        --          1.75           1.69
 Class I.................    14.94          0.02         --          1.82           1.84
 Class Y.................    15.17          0.01         --          1.88           1.89

                                                    -- SELECTED PER-SHARE DATA(a) --
                           -----------------------------------------------------------------------------------

                                                                                           NET
                                        DISTRIBUTIONS                                    INCREASE
                           DIVIDENDS        FROM                                        (DECREASE)   NET ASSET
                            FROM NET      REALIZED      DISTRIBUTIONS                     IN NET     VALUE AT
                           INVESTMENT      CAPITAL          FROM            TOTAL         ASSET         END
                             INCOME         GAINS          CAPITAL      DISTRIBUTIONS     VALUE      OF PERIOD
                           ----------   -------------   -------------   -------------   ----------   ---------
THE HARTFORD INCOME
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2005
 Class A.................   $  (0.51)      $(0.04)         $   --         $  (0.55)       $(0.48)     $10.24
 Class B.................      (0.44)       (0.04)             --            (0.48)        (0.48)      10.24
 Class C.................      (0.44)       (0.04)             --            (0.48)        (0.48)      10.26
 Class Y.................      (0.54)       (0.04)             --            (0.58)        (0.48)      10.24
 For the Year Ended
  October 31, 2004
 Class A.................      (0.51)          --              --            (0.51)         0.19       10.72
 Class B.................      (0.44)          --              --            (0.44)         0.19       10.72
 Class C.................      (0.44)          --              --            (0.44)         0.19       10.74
 From inception November
  28, 2003, through
  October 31, 2004
 Class Y.................      (0.50)          --              --            (0.50)         0.18       10.72
 From inception October
  31, 2002, through
  October 31, 2003
 Class A.................      (0.53)          --              --            (0.53)         0.53       10.53
 Class B.................      (0.45)          --              --            (0.45)         0.53       10.53
 Class C.................      (0.45)          --              --            (0.45)         0.55       10.55
THE HARTFORD INFLATION
 PLUS FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................      (0.08)          --              --            (0.08)         0.09       10.53
 Class B.................      (0.07)          --              --            (0.07)         0.07       10.52
 Class C.................      (0.07)          --              --            (0.07)         0.07       10.51
 Class I.................      (0.09)          --              --            (0.09)         0.11       10.55
 Class Y.................      (0.09)          --              --            (0.09)         0.11       10.56
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................      (0.08)          --              --            (0.08)         0.13       10.54
 Class R4................      (0.08)          --              --            (0.08)         0.14       10.55
 Class R5................      (0.08)          --              --            (0.08)         0.14       10.55
 For the Year Ended
  October 31, 2006
 Class A.................      (0.43)       (0.03)             --            (0.46)        (0.23)      10.44
 Class B.................      (0.35)       (0.03)             --            (0.38)        (0.23)      10.45
 Class C.................      (0.35)       (0.03)             --            (0.38)        (0.23)      10.44
 Class Y.................      (0.46)       (0.03)             --            (0.49)        (0.23)      10.45
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................      (0.04)          --              --            (0.04)        (0.04)      10.44
 For the Year Ended
  October 31, 2005
 Class A.................      (0.42)       (0.09)             --            (0.51)        (0.28)      10.67
 Class B.................      (0.34)       (0.09)             --            (0.43)        (0.28)      10.68
 Class C.................      (0.34)       (0.09)             --            (0.43)        (0.29)      10.67
 Class Y.................      (0.45)       (0.09)             --            (0.54)        (0.29)      10.68
 For the Year Ended
  October 31, 2004
 Class A.................      (0.31)       (0.04)             --            (0.35)         0.32       10.95
 Class B.................      (0.23)       (0.04)             --            (0.27)         0.32       10.96
 Class C.................      (0.23)       (0.04)             --            (0.27)         0.33       10.96
 From inception November
  28, 2003, through
  October 31, 2004
 Class Y.................      (0.32)          --              --            (0.32)         0.40       10.97
 From inception October
  31, 2002, through
  October 31, 2003
 Class A.................      (0.26)          --              --            (0.26)         0.63       10.63
 Class B.................      (0.20)          --              --            (0.20)         0.64       10.64
 Class C.................      (0.20)          --              --            (0.20)         0.63       10.63
THE HARTFORD
 INTERNATIONAL CAPITAL
 APPRECIATION FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)(h)
 Class A.................      (0.01)       (1.36)             --            (1.37)         0.44       15.37
 Class B.................         --        (1.36)             --            (1.36)         0.33       14.75
 Class C.................         --        (1.36)             --            (1.36)         0.33       14.75
 Class I.................      (0.18)       (1.36)             --            (1.54)         0.30       15.24
 Class Y.................         --        (1.36)             --            (1.36)         0.53       15.70

                                                            -- RATIOS AND SUPPLEMENTAL DATA --
                           -----------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                            RATIO OF        RATIO OF        EXPENSES
                                                            EXPENSES        EXPENSES       TO AVERAGE      RATIO OF
                                                           TO AVERAGE      TO AVERAGE      NET ASSETS        NET
                                                           NET ASSETS      NET ASSETS     AFTER WAIVERS   INVESTMENT
                                           NET ASSETS    BEFORE WAIVERS   AFTER WAIVERS        AND          INCOME
                                            AT END OF    AND INCLUDING    AND INCLUDING     EXCLUDING     TO AVERAGE   PORTFOLIO
                             TOTAL           PERIOD         INTEREST        INTEREST        INTEREST         NET       TURNOVER
                           RETURN(b)         (000'S)       EXPENSE(d)      EXPENSE(d)      EXPENSE(d)       ASSETS      RATE(c)
                           ---------       -----------   --------------   -------------   -------------   ----------   ---------
THE HARTFORD INCOME
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2005
 Class A.................     0.70%        $    28,942        1.20%           0.95%           0.95%          4.80%        188%
 Class B.................    (0.04)              5,973        2.06            1.70            1.70           4.05          --
 Class C.................    (0.03)              5,142        1.96            1.70            1.70           4.05          --
 Class Y.................     0.98              16,431        0.79            0.70            0.70           5.16          --
 For the Year Ended
  October 31, 2004
 Class A.................     6.85              29,580        1.14            1.00            1.00           4.60         167
 Class B.................     6.10               5,541        1.95            1.70            1.70           3.90          --
 Class C.................     6.09               5,562        1.88            1.70            1.70           3.90          --
 From inception November
  28, 2003, through
  October 31, 2004
 Class Y.................     6.57(f)               10        0.73(e)         0.70(e)         0.70(e)        4.89(e)       --
 From inception October
  31, 2002, through
  October 31, 2003
 Class A.................    10.79(f)           15,836        1.54(e)         1.00(e)         1.00(e)        5.06(e)      124
 Class B.................    10.01(f)            4,705        2.31(e)         1.70(e)         1.70(e)        4.31(e)       --
 Class C.................    10.22(f)            5,050        2.17(e)         1.70(e)         1.70(e)        4.28(e)       --
THE HARTFORD INFLATION
 PLUS FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     1.66(f)          208,338        1.36(e)         1.15(e)         0.85(e)        0.95(e)      269
 Class B.................     1.34(f)           76,791        2.16(e)         1.90(e)         1.60(e)        0.37(e)       --
 Class C.................     1.34(f)          177,725        2.12(e)         1.90(e)         1.60(e)        0.16(e)       --
 Class I.................     1.89(f)              212        1.15(e)         0.90(e)         0.60(e)        2.92(e)       --
 Class Y.................     1.90(f)          107,166        1.01(e)         0.90(e)         0.60(e)        1.62(e)       --
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................     1.59(f)               10        1.63(e)         1.25(e)         1.14(e)        3.14(e)       --
 Class R4................     1.73(f)               10        1.33(e)         1.00(e)         0.89(e)        3.40(e)       --
 Class R5................     1.77(f)               10        1.03(e)         0.76(e)         0.65(e)        3.63(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................     2.29             282,362        1.02            0.95            0.95           4.50         193
 Class B.................     1.51              92,340        1.82            1.70            1.70           3.76          --
 Class C.................     1.51             247,091        1.78            1.70            1.70           3.72          --
 Class Y.................     2.58             140,796        0.68            0.68            0.68           5.05          --
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................     0.04(f)               18        0.98(e)         0.70(e)         0.70(e)        4.43(e)       --
 For the Year Ended
  October 31, 2005
 Class A.................     2.10             414,778        1.00            0.95            0.95           3.88          71
 Class B.................     1.33             119,302        1.81            1.70            1.70           3.09          --
 Class C.................     1.24             373,750        1.76            1.70            1.70           3.12          --
 Class Y.................     2.29              95,947        0.68            0.68            0.68           4.42          --
 For the Year Ended
  October 31, 2004
 Class A.................     6.39             313,961        1.04            1.00            1.00           3.04          81
 Class B.................     5.65             107,964        1.81            1.70            1.70           2.21          --
 Class C.................     5.74             319,990        1.76            1.70            1.70           2.33          --
 From inception November
  28, 2003, through
  October 31, 2004
 Class Y.................     6.89(f)           23,045        0.65(e)         0.65(e)         0.65(e)        1.55(e)       --
 From inception October
  31, 2002, through
  October 31, 2003
 Class A.................     9.02(f)          142,992        1.34(e)         1.00(e)         1.00(e)        2.63(e)       23
 Class B.................     8.41(f)           67,986        2.09(e)         1.70(e)         1.70(e)        1.98(e)       --
 Class C.................     8.31(f)          160,253        1.95(e)         1.70(e)         1.70(e)        1.97(e)       --
THE HARTFORD
 INTERNATIONAL CAPITAL
 APPRECIATION FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)(h)
 Class A.................    13.11(f)(i)       326,590        1.50(e)         1.50(e)         1.50(e)       (0.05)(e)     128
 Class B.................    12.67(f)(i)        41,624        2.37(e)         2.30(e)         2.30(e)       (0.93)(e)      --
 Class C.................    12.68(f)(i)        52,612        2.21(e)         2.21(e)         2.21(e)       (0.85)(e)      --
 Class I.................    13.33(f)(i)           156        1.27(e)         1.27(e)         1.27(e)        0.32(e)       --
 Class Y.................    13.43(f)(i)         8,984        0.97(e)         0.97(e)         0.97(e)        0.24(e)       --

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                          -- SELECTED PER-SHARE DATA(a) --
                           --------------------------------------------------------------

                                                                NET REALIZED
                                                                    AND
                           NET ASSET      NET       PAYMENTS     UNREALIZED      TOTAL
                           VALUE AT    INVESTMENT     FROM          GAIN          FROM
                           BEGINNING     INCOME       (TO)       (LOSS) ON     INVESTMENT
                           OF PERIOD     (LOSS)     AFFILIATE   INVESTMENTS    OPERATIONS
                           ---------   ----------   ---------   ------------   ----------
THE HARTFORD
 INTERNATIONAL CAPITAL
 APPRECIATION
 FUND -- (CONTINUED)
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)(h)
 Class R3................   $14.79      $  (0.01)     $  --        $ 0.87       $   0.86
 Class R4................    14.79            --         --          0.88           0.88
 Class R5................    14.79          0.02         --          0.87           0.89
 For the Year Ended
  October 31, 2006(h)
 Class A.................    12.14          0.02         --          2.96           2.98
 Class B.................    11.77         (0.08)        --          2.87           2.79
 Class C.................    11.77         (0.09)        --          2.88           2.79
 Class Y.................    12.33          0.06         --          3.02           3.08
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006(h)
 Class I.................    14.34         (0.02)        --          0.62           0.60
 For the Year Ended
  October 31, 2005
 Class A.................    11.59          0.07         --          0.48           0.55
 Class B.................    11.32         (0.01)        --          0.46           0.45
 Class C.................    11.32         (0.01)        --          0.46           0.45
 Class Y.................    11.72          0.08         --          0.53           0.61
 For the Year Ended
  October 31, 2004(h)
 Class A.................     9.62         (0.01)        --          2.03           2.02
 Class B.................     9.46         (0.08)        --          1.99           1.91
 Class C.................     9.46         (0.08)        --          1.99           1.91
 Class Y.................     9.69         (0.01)        --          2.09           2.08
 For the Year Ended
  October 31, 2003
 Class A.................     6.93         (0.02)        --          2.72           2.70
 Class B.................     6.86         (0.04)        --          2.64           2.60
 Class C.................     6.86         (0.04)        --          2.64           2.60
 Class Y.................     6.98          0.01         --          2.74           2.75
 For the Year Ended
  October 31, 2002(h)
 Class A.................     7.62          0.02         --         (0.71)         (0.69)
 Class B.................     7.59         (0.03)        --         (0.70)         (0.73)
 Class C.................     7.59         (0.03)        --         (0.70)         (0.73)
 Class Y.................     7.63          0.07         --         (0.72)         (0.65)
THE HARTFORD
 INTERNATIONAL
 OPPORTUNITIES FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)(h)
 Class A.................    16.13            --         --          2.28           2.28
 Class B.................    15.14         (0.06)        --          2.14           2.08
 Class C.................    15.01         (0.06)        --          2.12           2.06
 Class Y.................    16.67          0.04         --          2.36           2.40
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)(h)
 Class R3................    17.07          0.02         --          1.29           1.31
 Class R4................    17.07          0.01         --          1.32           1.33
 Class R5................    17.07          0.03         --          1.32           1.35
 For the Year Ended
  October 31, 2006(h)
 Class A.................    13.13          0.13         --          2.92           3.05
 Class B.................    12.35          0.03         --          2.76           2.79
 Class C.................    12.27          0.01         --          2.73           2.74
 Class Y.................    13.55          0.25         --          2.98           3.23
 For the Year Ended
  October 31, 2005
 Class A.................    11.22          0.05         --          1.86           1.91
 Class B.................    10.64         (0.04)        --          1.75           1.71
 Class C.................    10.57         (0.04)        --          1.74           1.70
 Class Y.................    11.53          0.12         --          1.90           2.02

                                                    -- SELECTED PER-SHARE DATA(a) --
                           -----------------------------------------------------------------------------------

                                                                                           NET
                                        DISTRIBUTIONS                                    INCREASE
                           DIVIDENDS        FROM                                        (DECREASE)   NET ASSET
                            FROM NET      REALIZED      DISTRIBUTIONS                     IN NET     VALUE AT
                           INVESTMENT      CAPITAL          FROM            TOTAL         ASSET         END
                             INCOME         GAINS          CAPITAL      DISTRIBUTIONS     VALUE      OF PERIOD
                           ----------   -------------   -------------   -------------   ----------   ---------
THE HARTFORD
 INTERNATIONAL CAPITAL
 APPRECIATION
 FUND -- (CONTINUED)
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)(h)
 Class R3................   $     --       $   --          $   --         $     --        $ 0.86      $15.65
 Class R4................         --           --              --               --          0.88       15.67
 Class R5................         --           --              --               --          0.89       15.68
 For the Year Ended
  October 31, 2006(h)
 Class A.................      (0.05)       (0.14)             --            (0.19)         2.79       14.93
 Class B.................         --        (0.14)             --            (0.14)         2.65       14.42
 Class C.................         --        (0.14)             --            (0.14)         2.65       14.42
 Class Y.................      (0.10)       (0.14)             --            (0.24)         2.84       15.17
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006(h)
 Class I.................         --           --              --               --          0.60       14.94
 For the Year Ended
  October 31, 2005
 Class A.................         --           --              --               --          0.55       12.14
 Class B.................         --           --              --               --          0.45       11.77
 Class C.................         --           --              --               --          0.45       11.77
 Class Y.................         --           --              --               --          0.61       12.33
 For the Year Ended
  October 31, 2004(h)
 Class A.................         --        (0.05)             --            (0.05)         1.97       11.59
 Class B.................         --        (0.05)             --            (0.05)         1.86       11.32
 Class C.................         --        (0.05)             --            (0.05)         1.86       11.32
 Class Y.................         --        (0.05)             --            (0.05)         2.03       11.72
 For the Year Ended
  October 31, 2003
 Class A.................      (0.01)          --              --            (0.01)         2.69        9.62
 Class B.................         --           --              --               --          2.60        9.46
 Class C.................         --           --              --               --          2.60        9.46
 Class Y.................      (0.04)          --              --            (0.04)         2.71        9.69
 For the Year Ended
  October 31, 2002(h)
 Class A.................         --           --              --               --         (0.69)       6.93
 Class B.................         --           --              --               --         (0.73)       6.86
 Class C.................         --           --              --               --         (0.73)       6.86
 Class Y.................         --           --              --               --         (0.65)       6.98
THE HARTFORD
 INTERNATIONAL
 OPPORTUNITIES FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)(h)
 Class A.................      (0.06)       (0.43)             --            (0.49)         1.79       17.92
 Class B.................         --        (0.43)             --            (0.43)         1.65       16.79
 Class C.................         --        (0.43)             --            (0.43)         1.63       16.64
 Class Y.................      (0.20)       (0.43)             --            (0.63)         1.77       18.44
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)(h)
 Class R3................         --           --              --               --          1.31       18.38
 Class R4................         --           --              --               --          1.33       18.40
 Class R5................         --           --              --               --          1.35       18.42
 For the Year Ended
  October 31, 2006(h)
 Class A.................      (0.05)          --              --            (0.05)         3.00       16.13
 Class B.................         --           --              --               --          2.79       15.14
 Class C.................         --           --              --               --          2.74       15.01
 Class Y.................      (0.11)          --              --            (0.11)         3.12       16.67
 For the Year Ended
  October 31, 2005
 Class A.................         --           --              --               --          1.91       13.13
 Class B.................         --           --              --               --          1.71       12.35
 Class C.................         --           --              --               --          1.70       12.27
 Class Y.................         --           --              --               --          2.02       13.55

                                                            -- RATIOS AND SUPPLEMENTAL DATA --
                           -----------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                            RATIO OF        RATIO OF        EXPENSES
                                                            EXPENSES        EXPENSES       TO AVERAGE      RATIO OF
                                                           TO AVERAGE      TO AVERAGE      NET ASSETS        NET
                                                           NET ASSETS      NET ASSETS     AFTER WAIVERS   INVESTMENT
                                           NET ASSETS    BEFORE WAIVERS   AFTER WAIVERS        AND          INCOME
                                            AT END OF    AND INCLUDING    AND INCLUDING     EXCLUDING     TO AVERAGE   PORTFOLIO
                             TOTAL           PERIOD         INTEREST        INTEREST        INTEREST         NET       TURNOVER
                           RETURN(b)         (000'S)       EXPENSE(d)      EXPENSE(d)      EXPENSE(d)       ASSETS      RATE(c)
                           ---------       -----------   --------------   -------------   -------------   ----------   ---------
THE HARTFORD
 INTERNATIONAL CAPITAL
 APPRECIATION
 FUND -- (CONTINUED)
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)(h)
 Class R3................    13.06%(f)     $        11        1.89%(e)        1.85%(e)        1.85%(e)      (0.26)%(e)     --
 Class R4................    13.21(f)               11        1.57(e)         1.54(e)         1.54(e)        0.05(e)       --
 Class R5................    13.28(f)               11        1.29(e)         1.25(e)         1.25(e)        0.27(e)       --
 For the Year Ended
  October 31, 2006(h)
 Class A.................    24.85             213,186        1.70            1.60            1.60           0.12         165%
 Class B.................    23.95              33,252        2.56            2.30            2.30          (0.59)         --
 Class C.................    23.95              43,336        2.40            2.35            2.35          (0.65)         --
 Class Y.................    25.38              70,777        1.16            1.16            1.16           0.42          --
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006(h)
 Class I.................     4.18(f)               10        1.53(e)         1.36(e)         1.36(e)       (0.49)(e)      --
 For the Year Ended
  October 31, 2005
 Class A.................     4.74             131,430        1.77            1.60            1.60           0.66         183
 Class B.................     3.98              22,304        2.66            2.35            2.35          (0.09)         --
 Class C.................     3.98              29,486        2.49            2.35            2.35          (0.07)         --
 Class Y.................     5.20              74,651        1.22            1.20            1.20           0.98          --
 For the Year Ended
  October 31, 2004(h)
 Class A.................    21.14              50,051        1.91            1.65            1.65          (0.10)        200
 Class B.................    20.33               8,968        2.83            2.35            2.35          (0.80)         --
 Class C.................    20.33              12,906        2.63            2.35            2.35          (0.79)         --
 Class Y.................    21.61              28,775        1.31            1.20            1.20          (0.09)         --
 For the Year Ended
  October 31, 2003
 Class A.................    38.95              11,362        2.36            1.65            1.65          (0.35)        281
 Class B.................    37.90               2,148        3.08            2.35            2.35          (1.04)         --
 Class C.................    37.90               2,285        2.95            2.35            2.35          (1.01)         --
 Class Y.................    39.57                 292        1.80            1.20            1.20           0.16          --
 For the Year Ended
  October 31, 2002(h)
 Class A.................    (9.06)              4,666        2.98            1.65            1.65           0.34         330
 Class B.................    (9.62)                813        3.69            2.35            2.35          (0.42)         --
 Class C.................    (9.62)                826        3.55            2.35            2.35          (0.34)         --
 Class Y.................    (8.52)                209        2.19            1.20            1.20           0.79          --
THE HARTFORD
 INTERNATIONAL
 OPPORTUNITIES FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)(h)
 Class A.................    14.44(f)(i)       195,474        1.49(e)         1.49(e)         1.49(e)       (0.04)(e)      83
 Class B.................    14.05(f)(i)        32,720        2.47(e)         2.16(e)         2.16(e)       (0.74)(e)      --
 Class C.................    14.04(f)(i)        24,601        2.21(e)         2.21(e)         2.21(e)       (0.78)(e)      --
 Class Y.................    14.77(f)(i)       103,699        0.93(e)         0.93(e)         0.93(e)        0.49(e)       --
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)(h)
 Class R3................    14.39(f)               23        1.82(e)         1.82(e)         1.82(e)        0.29(e)       --
 Class R4................    14.52(f)               11        1.49(e)         1.49(e)         1.49(e)        0.16(e)       --
 Class R5................    14.64(f)               11        1.22(e)         1.21(e)         1.21(e)        0.45(e)       --
 For the Year Ended
  October 31, 2006(h)
 Class A.................    23.25             159,087        1.61            1.57            1.57           0.84         102
 Class B.................    22.59              29,125        2.56            2.15            2.15           0.24          --
 Class C.................    22.33              20,782        2.33            2.33            2.33           0.06          --
 Class Y.................    24.00              43,994        1.02            1.02            1.02           1.56          --
 For the Year Ended
  October 31, 2005
 Class A.................    17.02             102,393        1.72            1.57            1.57           0.42         119
 Class B.................    16.07              23,940        2.68            2.35            2.35          (0.36)         --
 Class C.................    16.08              16,896        2.42            2.35            2.35          (0.37)         --
 Class Y.................    17.52               5,612        1.05            1.05            1.05           0.94          --

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                          -- SELECTED PER-SHARE DATA(a) --
                           --------------------------------------------------------------

                                                                NET REALIZED
                                                                    AND
                           NET ASSET      NET       PAYMENTS     UNREALIZED      TOTAL
                           VALUE AT    INVESTMENT     FROM          GAIN          FROM
                           BEGINNING     INCOME       (TO)       (LOSS) ON     INVESTMENT
                           OF PERIOD     (LOSS)     AFFILIATE   INVESTMENTS    OPERATIONS
                           ---------   ----------   ---------   ------------   ----------
THE HARTFORD
 INTERNATIONAL
 OPPORTUNITIES
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2004
 Class A.................   $ 9.66      $   0.03      $  --        $ 1.54       $   1.57
 Class B.................     9.22         (0.05)        --          1.47           1.42
 Class C.................     9.16         (0.05)        --          1.46           1.41
 Class Y.................     9.91          0.11         --          1.56           1.67
 For the Year Ended
  October 31, 2003
 Class A.................     8.03          0.02         --          1.61           1.63
 Class B.................     7.71         (0.04)        --          1.55           1.51
 Class C.................     7.67         (0.04)        --          1.53           1.49
 Class Y.................     8.19          0.06         --          1.66           1.72
 For the Year Ended
  October 31, 2002(h)
 Class A.................     9.33          0.03         --         (1.33)         (1.30)
 Class B.................     9.04         (0.08)        --         (1.25)         (1.33)
 Class C.................     8.99         (0.05)        --         (1.27)         (1.32)
 Class Y.................     9.49          0.02         --         (1.32)         (1.30)
THE HARTFORD
 INTERNATIONAL SMALL
 COMPANY FUND
 For the Six-Month Period
  Ended April 30, 2007(h)
  (Unaudited)(h)
 Class A.................    16.19          0.02         --          2.53           2.55
 Class B.................    15.72         (0.04)        --          2.47           2.43
 Class C.................    15.55         (0.04)        --          2.44           2.40
 Class Y.................    16.37          0.05         --          2.57           2.62
 For the Year Ended
  October 31, 2006(h)
 Class A.................    14.27          0.08         --          3.62           3.70
 Class B.................    13.91         (0.01)        --          3.51           3.50
 Class C.................    13.78         (0.03)        --          3.48           3.45
 Class Y.................    14.41          0.15         --          3.64           3.79
 For the Year Ended
  October 31, 2005
 Class A.................    13.44          0.06         --          2.25           2.31
 Class B.................    13.23            --         --          2.16           2.16
 Class C.................    13.12         (0.01)        --          2.15           2.14
 Class Y.................    13.54          0.12         --          2.27           2.39
 For the Year Ended
  October 31, 2004
 Class A.................    12.93          0.07         --          1.31           1.38
 Class B.................    12.82          0.02         --          1.26           1.28
 Class C.................    12.72          0.03         --          1.24           1.27
 Class Y.................    13.02          0.14         --          1.30           1.44
 For the Year Ended
  October 31, 2003(h)
 Class A.................     8.37          0.07         --          4.51           4.58
 Class B.................     8.34          0.01         --          4.47           4.48
 Class C.................     8.28          0.01         --          4.43           4.44
 Class Y.................     8.43          0.09         --          4.56           4.65
 For the Year Ended
  October 31, 2002(h)
 Class A.................     8.82          0.03         --         (0.48)         (0.45)
 Class B.................     8.81         (0.02)        --         (0.45)         (0.47)
 Class C.................     8.78         (0.03)        --         (0.47)         (0.50)
 Class Y.................     8.84          0.09         --         (0.50)         (0.41)
THE HARTFORD LARGECAP
 GROWTH FUND
 From (commencement of
  operations) November
  30, 2006, through April
  30, 2007 (Unaudited)
 Class A.................    10.00            --         --          0.52           0.52
 Class B.................    10.00         (0.03)        --          0.53           0.50
 Class C.................    10.00         (0.02)        --          0.52           0.50
 Class Y.................    10.00          0.01         --          0.54           0.55

                                                    -- SELECTED PER-SHARE DATA(a) --
                           -----------------------------------------------------------------------------------

                                                                                           NET
                                        DISTRIBUTIONS                                    INCREASE
                           DIVIDENDS        FROM                                        (DECREASE)   NET ASSET
                            FROM NET      REALIZED      DISTRIBUTIONS                     IN NET     VALUE AT
                           INVESTMENT      CAPITAL          FROM            TOTAL         ASSET         END
                             INCOME         GAINS          CAPITAL      DISTRIBUTIONS     VALUE      OF PERIOD
                           ----------   -------------   -------------   -------------   ----------   ---------
THE HARTFORD
 INTERNATIONAL
 OPPORTUNITIES
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2004
 Class A.................   $  (0.01)      $   --          $   --         $  (0.01)       $ 1.56      $11.22
 Class B.................         --           --              --               --          1.42       10.64
 Class C.................         --           --              --               --          1.41       10.57
 Class Y.................      (0.05)          --              --            (0.05)         1.62       11.53
 For the Year Ended
  October 31, 2003
 Class A.................         --           --              --               --          1.63        9.66
 Class B.................         --           --              --               --          1.51        9.22
 Class C.................         --           --              --               --          1.49        9.16
 Class Y.................         --           --              --               --          1.72        9.91
 For the Year Ended
  October 31, 2002(h)
 Class A.................         --           --              --               --         (1.30)       8.03
 Class B.................         --           --              --               --         (1.33)       7.71
 Class C.................         --           --              --               --         (1.32)       7.67
 Class Y.................         --           --              --               --         (1.30)       8.19
THE HARTFORD
 INTERNATIONAL SMALL
 COMPANY FUND
 For the Six-Month Period
  Ended April 30, 2007(h)
  (Unaudited)(h)
 Class A.................      (0.15)       (2.00)             --            (2.15)         0.40       16.59
 Class B.................      (0.08)       (2.00)             --            (2.08)         0.35       16.07
 Class C.................      (0.06)       (2.00)             --            (2.06)         0.34       15.89
 Class Y.................      (0.19)       (2.00)             --            (2.19)         0.43       16.80
 For the Year Ended
  October 31, 2006(h)
 Class A.................      (0.25)       (1.53)             --            (1.78)         1.92       16.19
 Class B.................      (0.16)       (1.53)             --            (1.69)         1.81       15.72
 Class C.................      (0.15)       (1.53)             --            (1.68)         1.77       15.55
 Class Y.................      (0.30)       (1.53)             --            (1.83)         1.96       16.37
 For the Year Ended
  October 31, 2005
 Class A.................         --        (1.48)             --            (1.48)         0.83       14.27
 Class B.................         --        (1.48)             --            (1.48)         0.68       13.91
 Class C.................         --        (1.48)             --            (1.48)         0.66       13.78
 Class Y.................      (0.04)       (1.48)             --            (1.52)         0.87       14.41
 For the Year Ended
  October 31, 2004
 Class A.................         --        (0.87)             --            (0.87)         0.51       13.44
 Class B.................         --        (0.87)             --            (0.87)         0.41       13.23
 Class C.................         --        (0.87)             --            (0.87)         0.40       13.12
 Class Y.................      (0.05)       (0.87)             --            (0.92)         0.52       13.54
 For the Year Ended
  October 31, 2003(h)
 Class A.................      (0.02)          --              --            (0.02)         4.56       12.93
 Class B.................         --           --              --               --          4.48       12.82
 Class C.................         --           --              --               --          4.44       12.72
 Class Y.................      (0.06)          --              --            (0.06)         4.59       13.02
 For the Year Ended
  October 31, 2002(h)
 Class A.................         --           --              --               --         (0.45)       8.37
 Class B.................         --           --              --               --         (0.47)       8.34
 Class C.................         --           --              --               --         (0.50)       8.28
 Class Y.................         --           --              --               --         (0.41)       8.43
THE HARTFORD LARGECAP
 GROWTH FUND
 From (commencement of
  operations) November
  30, 2006, through April
  30, 2007 (Unaudited)
 Class A.................      (0.01)          --              --            (0.01)         0.51       10.51
 Class B.................      (0.01)          --              --            (0.01)         0.49       10.49
 Class C.................      (0.01)          --              --            (0.01)         0.49       10.49
 Class Y.................      (0.02)          --              --            (0.02)         0.53       10.53

                                                            -- RATIOS AND SUPPLEMENTAL DATA --
                           -----------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                            RATIO OF        RATIO OF        EXPENSES
                                                            EXPENSES        EXPENSES       TO AVERAGE      RATIO OF
                                                           TO AVERAGE      TO AVERAGE      NET ASSETS        NET
                                                           NET ASSETS      NET ASSETS     AFTER WAIVERS   INVESTMENT
                                           NET ASSETS    BEFORE WAIVERS   AFTER WAIVERS        AND          INCOME
                                            AT END OF    AND INCLUDING    AND INCLUDING     EXCLUDING     TO AVERAGE   PORTFOLIO
                             TOTAL           PERIOD         INTEREST        INTEREST        INTEREST         NET       TURNOVER
                           RETURN(b)         (000'S)       EXPENSE(d)      EXPENSE(d)      EXPENSE(d)       ASSETS      RATE(c)
                           ---------       -----------   --------------   -------------   -------------   ----------   ---------
THE HARTFORD
 INTERNATIONAL
 OPPORTUNITIES
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2004
 Class A.................    16.20%        $    87,348        1.83%           1.65%           1.65%          0.33%        143%
 Class B.................    15.40              23,301        2.77            2.35            2.35          (0.39)         --
 Class C.................    15.39              15,749        2.48            2.35            2.35          (0.38)         --
 Class Y.................    16.87               4,288        1.09            1.08            1.08           0.82          --
 For the Year Ended
  October 31, 2003
 Class A.................    20.30              69,153        1.72            1.65            1.65           0.25         138
 Class B.................    19.58              20,459        2.45            2.35            2.35          (0.46)         --
 Class C.................    19.43              14,790        2.35            2.35            2.35          (0.45)         --
 Class Y.................    21.00               6,058        1.13            1.13            1.13           0.77          --
 For the Year Ended
  October 31, 2002(h)
 Class A.................   (13.93)             66,775        1.82            1.65            1.65           0.34         175
 Class B.................   (14.71)             18,668        2.50            2.35            2.35          (0.79)         --
 Class C.................   (14.68)             13,438        2.40            2.35            2.35          (0.64)         --
 Class Y.................   (13.70)              4,543        1.13            1.13            1.13           0.31          --
THE HARTFORD
 INTERNATIONAL SMALL
 COMPANY FUND
 For the Six-Month Period
  Ended April 30, 2007(h)
  (Unaudited)(h)
 Class A.................    17.95(f)          121,245        1.49(e)         1.49(e)         1.49(e)        0.24(e)       55
 Class B.................    17.61(f)           17,090        2.43(e)         2.22(e)         2.22(e)       (0.56)(e)      --
 Class C.................    17.58(f)           27,835        2.21(e)         2.21(e)         2.21(e)       (0.54)(e)      --
 Class Y.................    18.21(f)          116,038        1.00(e)         1.00(e)         1.00(e)        0.59(e)       --
 For the Year Ended
  October 31, 2006(h)
 Class A.................    29.36              69,998        1.74            1.60            1.60           0.56         107
 Class B.................    28.51              11,960        2.66            2.24            2.24          (0.08)         --
 Class C.................    28.35              18,486        2.43            2.35            2.35          (0.22)         --
 Class Y.................    29.89              86,707        1.20            1.20            1.20           0.97          --
 For the Year Ended
  October 31, 2005
 Class A.................    18.90              34,896        1.82            1.60            1.60           0.71         112
 Class B.................    17.96               6,101        2.78            2.35            2.35          (0.02)         --
 Class C.................    17.96              12,614        2.46            2.35            2.35          (0.06)         --
 Class Y.................    19.40              65,828        1.28            1.20            1.20           1.13          --
 For the Year Ended
  October 31, 2004
 Class A.................    11.39              23,934        1.99            1.65            1.65           0.90         119
 Class B.................    10.62               3,726        2.89            2.35            2.35           0.15          --
 Class C.................    10.63              10,072        2.60            2.35            2.35           0.27          --
 Class Y.................    11.80              42,449        1.41            1.20            1.20           1.26          --
 For the Year Ended
  October 31, 2003(h)
 Class A.................    54.76              12,320        2.36            1.65            1.65           0.72         166
 Class B.................    53.72               2,237        3.09            2.35            2.35           0.03          --
 Class C.................    53.62               3,004        2.96            2.35            2.35          (0.03)         --
 Class Y.................    55.47              25,154        1.64            1.20            1.20           0.93          --
 For the Year Ended
  October 31, 2002(h)
 Class A.................    (5.10)              4,598        3.09            1.65            1.65           0.44         194
 Class B.................    (5.34)                926        3.81            2.35            2.35          (0.26)         --
 Class C.................    (5.70)                859        3.53            2.35            2.35          (0.26)         --
 Class Y.................    (4.64)                969        1.91            1.20            1.20           0.89          --
THE HARTFORD LARGECAP
 GROWTH FUND
 From (commencement of
  operations) November
  30, 2006, through April
  30, 2007 (Unaudited)
 Class A.................     5.23(f)           10,057        1.53(e)         1.25(e)         1.25(e)       (0.06)(e)      53
 Class B.................     4.97(f)              313        2.36(e)         2.00(e)         2.00(e)       (0.82)(e)      --
 Class C.................     4.97(f)              470        2.35(e)         2.00(e)         2.00(e)       (0.89)(e)      --
 Class Y.................     5.47(f)              105        1.28(e)         0.85(e)         0.85(e)        0.34(e)       --

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                          -- SELECTED PER-SHARE DATA(a) --
                           --------------------------------------------------------------

                                                                NET REALIZED
                                                                    AND
                           NET ASSET      NET       PAYMENTS     UNREALIZED      TOTAL
                           VALUE AT    INVESTMENT     FROM          GAIN          FROM
                           BEGINNING     INCOME       (TO)       (LOSS) ON     INVESTMENT
                           OF PERIOD     (LOSS)     AFFILIATE   INVESTMENTS    OPERATIONS
                           ---------   ----------   ---------   ------------   ----------
THE HARTFORD MIDCAP FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................   $25.31      $   0.10      $0.02        $ 3.16       $   3.28
 Class B.................    23.35          0.01       0.02          2.87           2.90
 Class C.................    23.47          0.02       0.02          2.88           2.92
 Class Y.................    26.68          0.18       0.02          3.35           3.55
 For the Year Ended
  October 31, 2006
 Class A.................    26.32         (0.03)        --          3.44           3.41
 Class B.................    24.77         (0.22)        --          3.22           3.00
 Class C.................    24.86         (0.20)        --          3.23           3.03
 Class Y.................    27.42          0.08         --          3.60           3.68
 For the Year Ended
  October 31, 2005
 Class A.................    22.61         (0.05)        --          4.24           4.19
 Class B.................    21.47         (0.24)        --          4.02           3.78
 Class C.................    21.52         (0.22)        --          4.04           3.82
 Class Y.................    23.43          0.07         --          4.40           4.47
 For the Year Ended
  October 31, 2004
 Class A.................    20.58         (0.09)        --          2.12           2.03
 Class B.................    19.68         (0.25)        --          2.04           1.79
 Class C.................    19.71         (0.23)        --          2.04           1.81
 Class Y.................    21.21          0.02         --          2.20           2.22
 For the Year Ended
  October 31, 2003
 Class A.................    15.50         (0.08)        --          5.16           5.08
 Class B.................    14.93         (0.20)        --          4.95           4.75
 Class C.................    14.94         (0.18)        --          4.95           4.77
 Class Y.................    15.88            --         --          5.33           5.33
 For the Year Ended
  October 31, 2002(h)
 Class A.................    16.57         (0.10)        --         (0.97)         (1.07)
 Class B.................    16.07         (0.21)        --         (0.93)         (1.14)
 Class C.................    16.08         (0.21)        --         (0.93)         (1.14)
 Class Y.................    16.89         (0.02)        --         (0.99)         (1.01)
THE HARTFORD MIDCAP
 GROWTH FUND
 For the Six-Month Period
  Ended April 30,
  2007(Unaudited)(h)
 Class A.................    10.63          0.01       0.02          2.02           2.05
 Class B.................    10.61         (0.04)      0.02          2.01           1.99
 Class C.................    10.61         (0.03)      0.02          2.00           1.99
 Class Y.................    10.64          0.01       0.02          2.04           2.07
 From (commencement of
  operations) July 31,
  2006, through October
  31, 2006
 Class A.................    10.00         (0.01)        --          0.64           0.63
 Class B.................    10.00         (0.03)        --          0.64           0.61
 Class C.................    10.00         (0.02)        --          0.63           0.61
 Class Y.................    10.00            --         --          0.64           0.64
THE HARTFORD MIDCAP VALUE
 FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    14.57          0.01         --          2.02           2.03
 Class B.................    13.93         (0.05)        --          1.93           1.88
 Class C.................    13.93         (0.04)        --          1.93           1.89
 Class Y.................    15.00          0.15       0.02          1.98           2.15
 For the Year Ended
  October 31, 2006
 Class A.................    13.29          0.01         --          2.59           2.60
 Class B.................    12.85         (0.10)        --          2.50           2.40
 Class C.................    12.85         (0.10)        --          2.50           2.40
 Class Y.................    13.59          0.08         --          2.65           2.73

                                                    -- SELECTED PER-SHARE DATA(a) --
                           -----------------------------------------------------------------------------------

                                                                                           NET
                                        DISTRIBUTIONS                                    INCREASE
                           DIVIDENDS        FROM                                        (DECREASE)   NET ASSET
                            FROM NET      REALIZED      DISTRIBUTIONS                     IN NET     VALUE AT
                           INVESTMENT      CAPITAL          FROM            TOTAL         ASSET         END
                             INCOME         GAINS          CAPITAL      DISTRIBUTIONS     VALUE      OF PERIOD
                           ----------   -------------   -------------   -------------   ----------   ---------
THE HARTFORD MIDCAP FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................   $     --       $(4.02)         $   --         $  (4.02)       $(0.74)     $24.57
 Class B.................         --        (4.02)             --            (4.02)        (1.12)      22.23
 Class C.................         --        (4.02)             --            (4.02)        (1.10)      22.37
 Class Y.................         --        (4.02)             --            (4.02)        (0.47)      26.21
 For the Year Ended
  October 31, 2006
 Class A.................         --        (4.42)             --            (4.42)        (1.01)      25.31
 Class B.................         --        (4.42)             --            (4.42)        (1.42)      23.35
 Class C.................         --        (4.42)             --            (4.42)        (1.39)      23.47
 Class Y.................         --        (4.42)             --            (4.42)        (0.74)      26.68
 For the Year Ended
  October 31, 2005
 Class A.................         --        (0.48)             --            (0.48)         3.71       26.32
 Class B.................         --        (0.48)             --            (0.48)         3.30       24.77
 Class C.................         --        (0.48)             --            (0.48)         3.34       24.86
 Class Y.................         --        (0.48)             --            (0.48)         3.99       27.42
 For the Year Ended
  October 31, 2004
 Class A.................         --           --              --               --          2.03       22.61
 Class B.................         --           --              --               --          1.79       21.47
 Class C.................         --           --              --               --          1.81       21.52
 Class Y.................         --           --              --               --          2.22       23.43
 For the Year Ended
  October 31, 2003
 Class A.................         --           --              --               --          5.08       20.58
 Class B.................         --           --              --               --          4.75       19.68
 Class C.................         --           --              --               --          4.77       19.71
 Class Y.................         --           --              --               --          5.33       21.21
 For the Year Ended
  October 31, 2002(h)
 Class A.................         --           --              --               --         (1.07)      15.50
 Class B.................         --           --              --               --         (1.14)      14.93
 Class C.................         --           --              --               --         (1.14)      14.94
 Class Y.................         --           --              --               --         (1.01)      15.88
THE HARTFORD MIDCAP
 GROWTH FUND
 For the Six-Month Period
  Ended April 30,
  2007(Unaudited)(h)
 Class A.................      (0.04)       (0.08)             --            (0.12)         1.93       12.56
 Class B.................      (0.01)       (0.08)             --            (0.09)         1.90       12.51
 Class C.................      (0.03)       (0.08)             --            (0.11)         1.88       12.49
 Class Y.................      (0.06)       (0.08)             --            (0.14)         1.93       12.57
 From (commencement of
  operations) July 31,
  2006, through October
  31, 2006
 Class A.................         --           --              --               --          0.63       10.63
 Class B.................         --           --              --               --          0.61       10.61
 Class C.................         --           --              --               --          0.61       10.61
 Class Y.................         --           --              --               --          0.64       10.64
THE HARTFORD MIDCAP VALUE
 FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................         --        (1.91)             --            (1.91)         0.12       14.69
 Class B.................         --        (1.91)             --            (1.91)        (0.03)      13.90
 Class C.................         --        (1.91)             --            (1.91)        (0.02)      13.91
 Class Y.................         --        (1.91)             --            (1.91)         0.24       15.24
 For the Year Ended
  October 31, 2006
 Class A.................         --        (1.32)             --            (1.32)         1.28       14.57
 Class B.................         --        (1.32)             --            (1.32)         1.08       13.93
 Class C.................         --        (1.32)             --            (1.32)         1.08       13.93
 Class Y.................         --        (1.32)             --            (1.32)         1.41       15.00

                                                            -- RATIOS AND SUPPLEMENTAL DATA --
                           -----------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                            RATIO OF        RATIO OF        EXPENSES
                                                            EXPENSES        EXPENSES       TO AVERAGE      RATIO OF
                                                           TO AVERAGE      TO AVERAGE      NET ASSETS        NET
                                                           NET ASSETS      NET ASSETS     AFTER WAIVERS   INVESTMENT
                                           NET ASSETS    BEFORE WAIVERS   AFTER WAIVERS        AND          INCOME
                                            AT END OF    AND INCLUDING    AND INCLUDING     EXCLUDING     TO AVERAGE   PORTFOLIO
                             TOTAL           PERIOD         INTEREST        INTEREST        INTEREST         NET       TURNOVER
                           RETURN(b)         (000'S)       EXPENSE(d)      EXPENSE(d)      EXPENSE(d)       ASSETS      RATE(c)
                           ---------       -----------   --------------   -------------   -------------   ----------   ---------
THE HARTFORD MIDCAP FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    15.09%(f)(i)  $ 2,063,334        1.24%(e)        1.24%(e)        1.24%(e)       0.84%(e)      30%
 Class B.................    14.66(f)(i)       467,387        2.01(e)         2.01(e)         2.01(e)        0.11(e)       --
 Class C.................    14.68(f)(i)       520,128        1.93(e)         1.93(e)         1.93(e)        0.19(e)       --
 Class Y.................    15.37(f)(i)       182,172        0.80(e)         0.80(e)         0.80(e)        1.38(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................    14.84           1,837,361        1.27            1.27            1.27          (0.13)         84
 Class B.................    13.97             449,488        2.04            2.04            2.04          (0.90)         --
 Class C.................    14.06             499,039        1.96            1.96            1.96          (0.82)         --
 Class Y.................    15.31             184,149        0.81            0.81            0.81           0.33          --
 For the Year Ended
  October 31, 2005
 Class A.................    18.85           1,677,327        1.30            1.30            1.30          (0.20)         74
 Class B.................    17.92             464,175        2.08            2.08            2.08          (0.98)         --
 Class C.................    18.07             499,502        1.99            1.99            1.99          (0.89)         --
 Class Y.................    19.40             139,273        0.83            0.83            0.83           0.26          --
 For the Year Ended
  October 31, 2004
 Class A.................     9.86           1,544,968        1.37            1.37            1.37          (0.41)         52
 Class B.................     9.10             438,658        2.11            2.11            2.11          (1.15)         --
 Class C.................     9.18             484,268        2.02            2.02            2.02          (1.06)         --
 Class Y.................    10.47             104,534        0.85            0.85            0.85           0.11          --
 For the Year Ended
  October 31, 2003
 Class A.................    32.77           1,413,021        1.50            1.48            1.48          (0.58)         70
 Class B.................    31.82             424,959        2.23            2.20            2.20          (1.30)         --
 Class C.................    31.93             477,891        2.10            2.10            2.10          (1.21)         --
 Class Y.................    33.56              83,996        0.90            0.90            0.90          (0.01)         --
 For the Year Ended
  October 31, 2002(h)
 Class A.................    (6.46)            704,238        1.56            1.45            1.45          (0.65)        109
 Class B.................    (7.09)            266,650        2.24            2.15            2.15          (1.35)         --
 Class C.................    (7.09)            275,305        2.12            2.12            2.12          (1.31)         --
 Class Y.................    (5.98)             27,319        0.92            0.92            0.92          (0.08)         --
THE HARTFORD MIDCAP
 GROWTH FUND
 For the Six-Month Period
  Ended April 30,
  2007(Unaudited)(h)
 Class A.................    19.45(f)(i)        16,471        1.54(e)         0.62(e)         0.62(e)        0.12(e)      169
 Class B.................    18.89(f)(i)           805        2.49(e)         1.58(e)         1.58(e)       (0.75)(e)      --
 Class C.................    18.88(f)(i)         1,627        2.44(e)         1.58(e)         1.58(e)       (0.68)(e)      --
 Class Y.................    19.61(f)(i)           127        1.26(e)         0.38(e)         0.38(e)        0.30(e)       --
 From (commencement of
  operations) July 31,
  2006, through October
  31, 2006
 Class A.................     6.30(f)           10,334        1.66(e)         1.20(e)         1.20(e)       (0.29)(e)     112
 Class B.................     6.10(f)              297        2.47(e)         2.05(e)         2.05(e)       (1.16)(e)      --
 Class C.................     6.10(f)              357        2.49(e)         2.07(e)         2.07(e)       (1.20)(e)      --
 Class Y.................     6.40(f)              106        1.41(e)         0.79(e)         0.79(e)        0.12(e)       --
THE HARTFORD MIDCAP VALUE
 FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    15.86(f)(i)       331,213        1.42(e)         1.40(e)         1.40(e)        0.07(e)       16
 Class B.................    15.45(f)(i)        66,052        2.26(e)         2.15(e)         2.15(e)       (0.67)(e)      --
 Class C.................    15.53(f)(i)        67,763        2.12(e)         2.12(e)         2.12(e)       (0.64)(e)      --
 Class Y.................    16.23(f)(i)         1,448        0.88(e)         0.88(e)         0.88(e)        0.88(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................    21.37             305,002        1.45            1.40            1.40           0.06          40
 Class B.................    20.46              62,580        2.28            2.15            2.15          (0.69)         --
 Class C.................    20.45              63,302        2.16            2.15            2.15          (0.69)         --
 Class Y.................    21.90              31,100        0.94            0.94            0.94           0.48          --

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                          -- SELECTED PER-SHARE DATA(a) --
                           --------------------------------------------------------------

                                                                NET REALIZED
                                                                    AND
                           NET ASSET      NET       PAYMENTS     UNREALIZED      TOTAL
                           VALUE AT    INVESTMENT     FROM          GAIN          FROM
                           BEGINNING     INCOME       (TO)       (LOSS) ON     INVESTMENT
                           OF PERIOD     (LOSS)     AFFILIATE   INVESTMENTS    OPERATIONS
                           ---------   ----------   ---------   ------------   ----------
THE HARTFORD MIDCAP VALUE
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2005
 Class A.................   $12.89      $  (0.04)     $  --        $ 1.41       $   1.37
 Class B.................    12.59         (0.14)        --          1.37           1.23
 Class C.................    12.59         (0.15)        --          1.38           1.23
 Class Y.................    13.11          0.01         --          1.44           1.45
 For the Year Ended
  October 31, 2004
 Class A.................    11.32         (0.04)        --          1.61           1.57
 Class B.................    11.12         (0.13)        --          1.60           1.47
 Class C.................    11.13         (0.13)        --          1.59           1.46
 Class Y.................    11.46         (0.01)        --          1.66           1.65
 For the Year Ended
  October 31, 2003(h)
 Class A.................     8.34         (0.03)        --          3.01           2.98
 Class B.................     8.25         (0.09)        --          2.96           2.87
 Class C.................     8.25         (0.09)        --          2.97           2.88
 Class Y.................     8.39          0.02         --          3.05           3.07
 For the Year Ended
  October 31, 2002(h)
 Class A.................     8.48         (0.02)        --         (0.12)         (0.14)
 Class B.................     8.46         (0.09)        --         (0.12)         (0.21)
 Class C.................     8.46         (0.09)        --         (0.12)         (0.21)
 Class Y.................     8.50          0.01         --         (0.12)         (0.11)
THE HARTFORD MONEY MARKET
 FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     1.00          0.02         --            --           0.02
 Class B.................     1.00          0.02         --            --           0.02
 Class C.................     1.00          0.02         --            --           0.02
 Class Y.................     1.00          0.02         --            --           0.02
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................     1.00          0.01         --            --           0.01
 Class R4................     1.00          0.02         --            --           0.02
 Class R5................     1.00          0.02         --            --           0.02
 For the Year Ended
  October 31, 2006
 Class A.................     1.00          0.04         --            --           0.04
 Class B.................     1.00          0.03         --            --           0.03
 Class C.................     1.00          0.03         --            --           0.03
 Class Y.................     1.00          0.04         --            --           0.04
 For the Year Ended
  October 31, 2005
 Class A.................     1.00          0.02         --            --           0.02
 Class B.................     1.00          0.01         --            --           0.01
 Class C.................     1.00          0.01         --            --           0.01
 Class Y.................     1.00          0.02         --            --           0.02
 For the Year Ended
  October 31, 2004
 Class A.................     1.00        0.0030         --            --         0.0030
 Class B.................     1.00        0.0001         --            --         0.0001
 Class C.................     1.00        0.0001         --            --         0.0001
 Class Y.................     1.00        0.0070         --            --         0.0070
 For the Year Ended
  October 31, 2003
 Class A.................     1.00         0.003         --            --          0.003
 Class B.................     1.00            --         --            --             --
 Class C.................     1.00            --         --            --             --
 Class Y.................     1.00         0.008         --            --          0.008
 For the Year Ended
  October 31, 2002(h)
 Class A.................     1.00         0.011         --            --          0.011
 Class B.................     1.00         0.004         --            --          0.004
 Class C.................     1.00         0.004         --            --          0.004
 Class Y.................     1.00         0.017         --            --          0.017

                                                    -- SELECTED PER-SHARE DATA(a) --
                           -----------------------------------------------------------------------------------

                                                                                           NET
                                        DISTRIBUTIONS                                    INCREASE
                           DIVIDENDS        FROM                                        (DECREASE)   NET ASSET
                            FROM NET      REALIZED      DISTRIBUTIONS                     IN NET     VALUE AT
                           INVESTMENT      CAPITAL          FROM            TOTAL         ASSET         END
                             INCOME         GAINS          CAPITAL      DISTRIBUTIONS     VALUE      OF PERIOD
                           ----------   -------------   -------------   -------------   ----------   ---------
THE HARTFORD MIDCAP VALUE
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2005
 Class A.................   $     --       $(0.97)         $   --         $  (0.97)       $ 0.40      $13.29
 Class B.................         --        (0.97)             --            (0.97)         0.26       12.85
 Class C.................         --        (0.97)             --            (0.97)         0.26       12.85
 Class Y.................         --        (0.97)             --            (0.97)         0.48       13.59
 For the Year Ended
  October 31, 2004
 Class A.................         --           --              --               --          1.57       12.89
 Class B.................         --           --              --               --          1.47       12.59
 Class C.................         --           --              --               --          1.46       12.59
 Class Y.................         --           --              --               --          1.65       13.11
 For the Year Ended
  October 31, 2003(h)
 Class A.................         --           --              --               --          2.98       11.32
 Class B.................         --           --              --               --          2.87       11.12
 Class C.................         --           --              --               --          2.88       11.13
 Class Y.................         --           --              --               --          3.07       11.46
 For the Year Ended
  October 31, 2002(h)
 Class A.................         --           --              --               --         (0.14)       8.34
 Class B.................         --           --              --               --         (0.21)       8.25
 Class C.................         --           --              --               --         (0.21)       8.25
 Class Y.................         --           --              --               --         (0.11)       8.39
THE HARTFORD MONEY MARKET
 FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................      (0.02)          --              --            (0.02)           --        1.00
 Class B.................      (0.02)          --              --            (0.02)           --        1.00
 Class C.................      (0.02)          --              --            (0.02)           --        1.00
 Class Y.................      (0.02)          --              --            (0.02)           --        1.00
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................      (0.01)          --              --            (0.01)           --        1.00
 Class R4................      (0.02)          --              --            (0.02)           --        1.00
 Class R5................      (0.02)          --              --            (0.02)           --        1.00
 For the Year Ended
  October 31, 2006
 Class A.................      (0.04)          --              --            (0.04)           --        1.00
 Class B.................      (0.03)          --              --            (0.03)           --        1.00
 Class C.................      (0.03)          --              --            (0.03)           --        1.00
 Class Y.................      (0.04)          --              --            (0.04)           --        1.00
 For the Year Ended
  October 31, 2005
 Class A.................      (0.02)          --              --            (0.02)           --        1.00
 Class B.................      (0.01)          --              --            (0.01)           --        1.00
 Class C.................      (0.01)          --              --            (0.01)           --        1.00
 Class Y.................      (0.02)          --              --            (0.02)           --        1.00
 For the Year Ended
  October 31, 2004
 Class A.................    (0.0030)          --              --          (0.0030)           --        1.00
 Class B.................    (0.0001)          --              --          (0.0001)           --        1.00
 Class C.................    (0.0001)          --              --          (0.0001)           --        1.00
 Class Y.................    (0.0070)          --              --          (0.0070)           --        1.00
 For the Year Ended
  October 31, 2003
 Class A.................     (0.003)          --              --           (0.003)           --        1.00
 Class B.................         --           --              --               --            --        1.00
 Class C.................         --           --              --               --            --        1.00
 Class Y.................     (0.008)          --              --           (0.008)           --        1.00
 For the Year Ended
  October 31, 2002(h)
 Class A.................     (0.011)          --              --           (0.011)           --        1.00
 Class B.................     (0.004)          --              --           (0.004)           --        1.00
 Class C.................     (0.004)          --              --           (0.004)           --        1.00
 Class Y.................     (0.017)          --              --           (0.017)           --        1.00

                                                            -- RATIOS AND SUPPLEMENTAL DATA --
                           -----------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                            RATIO OF        RATIO OF        EXPENSES
                                                            EXPENSES        EXPENSES       TO AVERAGE      RATIO OF
                                                           TO AVERAGE      TO AVERAGE      NET ASSETS        NET
                                                           NET ASSETS      NET ASSETS     AFTER WAIVERS   INVESTMENT
                                           NET ASSETS    BEFORE WAIVERS   AFTER WAIVERS        AND          INCOME
                                            AT END OF    AND INCLUDING    AND INCLUDING     EXCLUDING     TO AVERAGE   PORTFOLIO
                             TOTAL           PERIOD         INTEREST        INTEREST        INTEREST         NET       TURNOVER
                           RETURN(b)         (000'S)       EXPENSE(d)      EXPENSE(d)      EXPENSE(d)       ASSETS      RATE(c)
                           ---------       -----------   --------------   -------------   -------------   ----------   ---------
THE HARTFORD MIDCAP VALUE
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2005
 Class A.................    11.31%        $   280,662        1.49%           1.40%           1.40%         (0.31)%        49%
 Class B.................    10.40              59,350        2.33            2.15            2.15          (1.06)         --
 Class C.................    10.40              61,194        2.19            2.15            2.15          (1.06)         --
 Class Y.................    11.76              39,965        0.96            0.96            0.96           0.13          --
 For the Year Ended
  October 31, 2004
 Class A.................    13.87             280,173        1.56            1.45            1.45          (0.03)         46
 Class B.................    13.22              60,558        2.36            2.15            2.15          (1.04)         --
 Class C.................    13.12              67,132        2.20            2.15            2.15          (1.04)         --
 Class Y.................    14.40               2,474        0.90            0.90            0.90          (0.12)         --
 For the Year Ended
  October 31, 2003(h)
 Class A.................    35.73             155,614        1.60            1.45            1.45          (0.35)         56
 Class B.................    34.79              42,407        2.33            2.15            2.15          (1.05)         --
 Class C.................    34.91              49,566        2.20            2.15            2.15          (1.05)         --
 Class Y.................    36.59                  29        1.03            1.00            1.00           0.16          --
 For the Year Ended
  October 31, 2002(h)
 Class A.................    (1.65)             94,532        1.68            1.45            1.45          (0.23)         40
 Class B.................    (2.48)             26,556        2.38            2.15            2.15          (0.95)         --
 Class C.................    (2.48)             32,274        2.27            2.15            2.15          (0.96)         --
 Class Y.................    (1.29)                252        1.02            1.00            1.00           0.23          --
THE HARTFORD MONEY MARKET
 FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     2.22(f)          236,499        1.18(e)         0.95(e)         0.95(e)        4.43(e)      N/A
 Class B.................     1.84(f)           24,995        1.84(e)         1.70(e)         1.70(e)        3.67(e)       --
 Class C.................     1.83(f)           15,314        1.81(e)         1.70(e)         1.70(e)        3.67(e)       --
 Class Y.................     2.42(f)            4,586        0.59(e)         0.55(e)         0.55(e)        4.77(e)       --
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................     2.17(f)               10        1.50(e)         1.20(e)         1.20(e)        4.21(e)       --
 Class R4................     2.28(f)               10        1.18(e)         0.90(e)         0.90(e)        4.51(e)       --
 Class R5................     2.39(f)               10        0.89(e)         0.60(e)         0.60(e)        4.81(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................     4.00             207,592        1.14            0.95            0.95           3.95         N/A
 Class B.................     3.22              27,995        1.79            1.70            1.70           3.18          --
 Class C.................     3.22              16,997        1.76            1.70            1.70           3.20          --
 Class Y.................     4.34              13,628        0.61            0.55            0.55           4.29          --
 For the Year Ended
  October 31, 2005
 Class A.................     1.99             182,308        1.22            0.95            0.95           1.96         N/A
 Class B.................     1.23              30,716        1.88            1.70            1.70           1.16          --
 Class C.................     1.23              18,790        1.80            1.70            1.70           1.19          --
 Class Y.................     2.40              16,114        0.61            0.55            0.55           2.47          --
 For the Year Ended
  October 31, 2004
 Class A.................     0.28             205,442        1.22            1.00            1.00           0.27         N/A
 Class B.................     0.01              45,836        1.82            1.25            1.25           0.01          --
 Class C.................     0.01              26,626        1.77            1.27            1.27           0.01          --
 Class Y.................     0.72               9,698        0.56            0.55            0.55           0.96          --
 For the Year Ended
  October 31, 2003
 Class A.................     0.32             246,199        1.28            1.00            1.00           0.33         N/A
 Class B.................     0.00              67,732        2.01            1.33(i)         1.33(i)        0.01          --
 Class C.................     0.00              29,955        1.89            1.36(i)         1.36(i)        0.01          --
 Class Y.................     0.78               1,162        0.68            0.55            0.55           0.84          --
 For the Year Ended
  October 31, 2002(h)
 Class A.................     1.09             302,862        1.30            1.00            1.00           1.06         N/A
 Class B.................     0.43              99,048        1.96            1.70            1.70           0.37          --
 Class C.................     0.42              65,894        1.82            1.70            1.70           0.37          --
 Class Y.................     1.72               2,815        0.62            0.55            0.55           1.51          --

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                          -- SELECTED PER-SHARE DATA(a) --
                           --------------------------------------------------------------

                                                                NET REALIZED
                                                                    AND
                           NET ASSET      NET       PAYMENTS     UNREALIZED      TOTAL
                           VALUE AT    INVESTMENT     FROM          GAIN          FROM
                           BEGINNING     INCOME       (TO)       (LOSS) ON     INVESTMENT
                           OF PERIOD     (LOSS)     AFFILIATE   INVESTMENTS    OPERATIONS
                           ---------   ----------   ---------   ------------   ----------
THE HARTFORD RETIREMENT
 INCOME FUND(G)
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................   $ 9.59      $   0.15      $  --        $ 0.31       $   0.46
 Class B.................     9.59          0.11         --          0.32           0.43
 Class C.................     9.61          0.12         --          0.30           0.42
 Class Y.................     9.60          0.16         --          0.31           0.47
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................     9.66          0.05         --          0.23           0.28
 Class R4................     9.66          0.06         --          0.23           0.29
 Class R5................     9.66          0.07         --          0.23           0.30
 For the Year Ended
  October 31, 2006
 Class A.................     9.87          0.62         --         (0.15)          0.47
 Class B.................     9.87          0.63         --         (0.24)          0.39
 Class C.................     9.87          0.63         --         (0.22)          0.41
 Class Y.................     9.86          0.71         --         (0.19)          0.52
 From (commencement of
  operations) September
  30, 2005, through
  October 31, 2005
 Class A.................    10.00          0.02         --         (0.14)         (0.12)
 Class B.................    10.00          0.01         --         (0.14)         (0.13)
 Class C.................    10.00          0.01         --         (0.14)         (0.13)
 Class Y.................    10.00          0.01         --         (0.14)         (0.13)
THE HARTFORD SELECT
 MIDCAP GROWTH FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)(h)
 Class A.................    11.28         (0.02)        --          1.38           1.36
 Class B.................    11.14         (0.06)        --          1.37           1.31
 Class C.................    11.13         (0.07)        --          1.36           1.29
 Class Y.................    11.36         (0.01)        --          1.40           1.39
 For the Year Ended
  October 31, 2006
 Class A.................    10.14         (0.08)        --          1.32           1.24
 Class B.................    10.08         (0.15)        --          1.31           1.16
 Class C.................    10.08         (0.15)        --          1.30           1.15
 Class Y.................    10.17         (0.04)        --          1.33           1.29
 From (commencement of
  operations) January 1,
  2005, through October
  31, 2005
 Class A.................    10.06         (0.06)        --          0.14           0.08
 Class B.................    10.06         (0.09)        --          0.11           0.02
 Class C.................    10.06         (0.09)        --          0.11           0.02
 Class Y.................    10.06         (0.05)        --          0.16           0.11
THE HARTFORD SELECT
 MIDCAP VALUE FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    12.41          0.02         --          0.96           0.98
 Class B.................    12.28         (0.02)        --          0.94           0.92
 Class C.................    12.28         (0.02)        --          0.94           0.92
 Class Y.................    12.40          0.05         --          0.96           1.01
 For the Year Ended
  October 31, 2006
 Class A.................    10.79            --         --          1.87           1.87
 Class B.................    10.75         (0.10)        --          1.87           1.77
 Class C.................    10.75         (0.09)        --          1.86           1.77
 Class Y.................    10.81          0.07         --          1.81           1.88
 From (commencement of
  operations) April 29,
  2005, through October
  31, 2005
 Class A.................    10.00            --         --          0.79           0.79
 Class B.................    10.00         (0.03)        --          0.78           0.75
 Class C.................    10.00         (0.03)        --          0.78           0.75
 Class Y.................    10.00          0.02         --          0.79           0.81

                                                    -- SELECTED PER-SHARE DATA(a) --
                           -----------------------------------------------------------------------------------

                                                                                           NET
                                        DISTRIBUTIONS                                    INCREASE
                           DIVIDENDS        FROM                                        (DECREASE)   NET ASSET
                            FROM NET      REALIZED      DISTRIBUTIONS                     IN NET     VALUE AT
                           INVESTMENT      CAPITAL          FROM            TOTAL         ASSET         END
                             INCOME         GAINS          CAPITAL      DISTRIBUTIONS     VALUE      OF PERIOD
                           ----------   -------------   -------------   -------------   ----------   ---------
THE HARTFORD RETIREMENT
 INCOME FUND(G)
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................   $  (0.18)      $   --          $   --         $  (0.18)       $ 0.28      $ 9.87
 Class B.................      (0.14)          --              --            (0.14)         0.29        9.88
 Class C.................      (0.14)          --              --            (0.14)         0.28        9.89
 Class Y.................      (0.19)          --              --            (0.19)         0.28        9.88
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................      (0.06)          --              --            (0.06)         0.22        9.88
 Class R4................      (0.07)          --              --            (0.07)         0.22        9.88
 Class R5................      (0.08)          --              --            (0.08)         0.22        9.88
 For the Year Ended
  October 31, 2006
 Class A.................      (0.75)          --              --            (0.75)        (0.28)       9.59
 Class B.................      (0.67)          --              --            (0.67)        (0.28)       9.59
 Class C.................      (0.67)          --              --            (0.67)        (0.26)       9.61
 Class Y.................      (0.78)          --              --            (0.78)        (0.26)       9.60
 From (commencement of
  operations) September
  30, 2005, through
  October 31, 2005
 Class A.................      (0.01)          --              --            (0.01)        (0.13)       9.87
 Class B.................         --           --              --               --         (0.13)       9.87
 Class C.................         --           --              --               --         (0.13)       9.87
 Class Y.................      (0.01)          --              --            (0.01)        (0.14)       9.86
THE HARTFORD SELECT
 MIDCAP GROWTH FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)(h)
 Class A.................         --        (0.48)             --            (0.48)         0.88       12.16
 Class B.................         --        (0.48)             --            (0.48)         0.83       11.97
 Class C.................         --        (0.48)             --            (0.48)         0.81       11.94
 Class Y.................         --        (0.48)             --            (0.48)         0.91       12.27
 For the Year Ended
  October 31, 2006
 Class A.................         --        (0.10)             --            (0.10)         1.14       11.28
 Class B.................         --        (0.10)             --            (0.10)         1.06       11.14
 Class C.................         --        (0.10)             --            (0.10)         1.05       11.13
 Class Y.................         --        (0.10)             --            (0.10)         1.19       11.36
 From (commencement of
  operations) January 1,
  2005, through October
  31, 2005
 Class A.................         --           --              --               --          0.08       10.14
 Class B.................         --           --              --               --          0.02       10.08
 Class C.................         --           --              --               --          0.02       10.08
 Class Y.................         --           --              --               --          0.11       10.17
THE HARTFORD SELECT
 MIDCAP VALUE FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................         --           --              --               --          0.98       13.39
 Class B.................         --           --              --               --          0.92       13.20
 Class C.................         --           --              --               --          0.92       13.20
 Class Y.................         --           --              --               --          1.01       13.41
 For the Year Ended
  October 31, 2006
 Class A.................      (0.01)       (0.24)             --            (0.25)         1.62       12.41
 Class B.................         --        (0.24)             --            (0.24)         1.53       12.28
 Class C.................         --        (0.24)             --            (0.24)         1.53       12.28
 Class Y.................      (0.05)       (0.24)             --            (0.29)         1.59       12.40
 From (commencement of
  operations) April 29,
  2005, through October
  31, 2005
 Class A.................         --           --              --               --          0.79       10.79
 Class B.................         --           --              --               --          0.75       10.75
 Class C.................         --           --              --               --          0.75       10.75
 Class Y.................         --           --              --               --          0.81       10.81

                                                            -- RATIOS AND SUPPLEMENTAL DATA --
                           -----------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                            RATIO OF        RATIO OF        EXPENSES
                                                            EXPENSES        EXPENSES       TO AVERAGE      RATIO OF
                                                           TO AVERAGE      TO AVERAGE      NET ASSETS        NET
                                                           NET ASSETS      NET ASSETS     AFTER WAIVERS   INVESTMENT
                                           NET ASSETS    BEFORE WAIVERS   AFTER WAIVERS        AND          INCOME
                                            AT END OF    AND INCLUDING    AND INCLUDING     EXCLUDING     TO AVERAGE   PORTFOLIO
                             TOTAL           PERIOD         INTEREST        INTEREST        INTEREST         NET       TURNOVER
                           RETURN(b)         (000'S)       EXPENSE(d)      EXPENSE(d)      EXPENSE(d)       ASSETS      RATE(c)
                           ---------       -----------   --------------   -------------   -------------   ----------   ---------
THE HARTFORD RETIREMENT
 INCOME FUND(G)
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     4.83%(f)     $     1,029        7.06%(e)        0.50%(e)        0.50%(e)       2.72%(e)      34%
 Class B.................     4.54(f)              205        8.30(e)         1.25(e)         1.25(e)        2.25(e)       --
 Class C.................     4.42(f)              182        8.37(e)         1.25(e)         1.25(e)        2.35(e)       --
 Class Y.................     4.96(f)              120        7.28(e)         0.20(e)         0.20(e)        3.35(e)       --
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................     4.71(f)               10        7.36(e)         0.91(e)         0.91(e)        1.49(e)       --
 Class R4................     4.78(f)               10        7.03(e)         0.58(e)         0.58(e)        1.80(e)       --
 Class R5................     4.89(f)               10        6.76(e)         0.30(e)         0.30(e)        2.10(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................     5.03                 420       18.36            0.54            0.54           2.54          37
 Class B.................     4.21                 173       16.36            1.30            1.30           1.89          --
 Class C.................     4.42                 161       15.65            1.30            1.30           1.88          --
 Class Y.................     5.55                 114       15.43            0.24            0.24           2.96          --
 From (commencement of
  operations) September
  30, 2005, through
  October 31, 2005
 Class A.................    (1.22)(f)              47        0.63(e)         0.53(e)         0.53(e)        4.08(e)       83
 Class B.................    (1.29)(f)              10        1.36(e)         1.26(e)         1.26(e)        1.76(e)       --
 Class C.................    (1.29)(f)              10        1.36(e)         1.26(e)         1.26(e)        1.76(e)       --
 Class Y.................    (1.30)(f)              10        0.28(e)         0.28(e)         0.28(e)        2.75(e)       --
THE HARTFORD SELECT
 MIDCAP GROWTH FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)(h)
 Class A.................    12.49(f)           19,479        1.68(e)         1.39(e)         1.39(e)       (0.44)(e)     109
 Class B.................    12.18(f)            4,015        2.66(e)         1.99(e)         1.99(e)       (1.04)(e)      --
 Class C.................    12.01(f)            4,340        2.50(e)         2.13(e)         2.13(e)       (1.18)(e)      --
 Class Y.................    12.68(f)              110        1.12(e)         1.03(e)         1.03(e)       (0.46)(e)      --
 For the Year Ended
  October 31, 2006
 Class A.................    12.31              23,542        1.69            1.50            1.50          (0.85)         99
 Class B.................    11.58               3,725        2.67            2.11            2.11          (1.46)         --
 Class C.................    11.48               3,861        2.52            2.26            2.26          (1.60)         --
 Class Y.................    12.77              28,868        1.13            1.11            1.11          (0.45)         --
 From (commencement of
  operations) January 1,
  2005, through October
  31, 2005
 Class A.................     0.80(f)           14,995        2.22(e)         1.50(e)         1.50(e)       (0.95)(e)      97
 Class B.................     0.20(f)            2,354        3.35(e)         2.25(e)         2.25(e)       (1.70)(e)      --
 Class C.................     0.20(f)            1,741        3.26(e)         2.25(e)         2.25(e)       (1.70)(e)      --
 Class Y.................     1.09(f)              210        1.66(e)         1.10(e)         1.10(e)       (0.55)(e)      --
THE HARTFORD SELECT
 MIDCAP VALUE FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    12.40(f)           42,587        1.49(e)         1.37(e)         1.37(e)        0.36(e)      130
 Class B.................    12.03(f)            4,624        2.44(e)         2.06(e)         2.06(e)       (0.31)(e)      --
 Class C.................    12.03(f)            8,940        2.26(e)         2.10(e)         2.10(e)       (0.36)(e)      --
 Class Y.................    12.66(f)            4,767        1.06(e)         0.98(e)         0.98(e)        0.67(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................    17.66              47,937        1.69            1.55            1.55          (0.10)         63
 Class B.................    16.79               4,137        2.67            2.30            2.30          (0.84)         --
 Class C.................    16.79               7,417        2.53            2.30            2.30          (0.84)         --
 Class Y.................    17.79              20,025        1.33            1.15            1.15           0.26          --
 From (commencement of
  operations) April 29,
  2005, through October
  31, 2005
 Class A.................     7.90(f)           22,423        1.67(e)         1.55(e)         1.55(e)       (0.08)(e)      30
 Class B.................     7.50(f)            1,714        2.64(e)         2.30(e)         2.30(e)       (0.92)(e)      --
 Class C.................     7.50(f)            2,885        2.53(e)         2.30(e)         2.30(e)       (0.96)(e)      --
 Class Y.................     8.10(f)              541        1.36(e)         1.15(e)         1.15(e)        0.37(e)       --

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                          -- SELECTED PER-SHARE DATA(a) --
                           --------------------------------------------------------------

                                                                NET REALIZED
                                                                    AND
                           NET ASSET      NET       PAYMENTS     UNREALIZED      TOTAL
                           VALUE AT    INVESTMENT     FROM          GAIN          FROM
                           BEGINNING     INCOME       (TO)       (LOSS) ON     INVESTMENT
                           OF PERIOD     (LOSS)     AFFILIATE   INVESTMENTS    OPERATIONS
                           ---------   ----------   ---------   ------------   ----------
THE HARTFORD SELECT
 SMALLCAP VALUE FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................   $10.96      $   0.03      $  --        $ 0.88       $   0.91
 Class B.................    10.93         (0.01)        --          0.87           0.86
 Class C.................    10.93         (0.01)        --          0.88           0.87
 Class Y.................    10.97          0.05         --          0.87           0.92
 From (commencement of
  operations) July 31,
  2006, through October
  31, 2006(h)
 Class A.................    10.00          0.02         --          0.94           0.96
 Class B.................    10.00            --         --          0.93           0.93
 Class C.................    10.00            --         --          0.93           0.93
 Class Y.................    10.00          0.01         --          0.96           0.97
THE HARTFORD SHORT
 DURATION FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     9.89          0.22         --          0.01           0.23
 Class B.................     9.90          0.18         --            --           0.18
 Class C.................     9.90          0.18         --            --           0.18
 Class Y.................     9.88          0.23         --          0.01           0.24
 For the Year Ended
  October 31, 2006
 Class A.................     9.85          0.35         --          0.04           0.39
 Class B.................     9.85          0.27         --          0.05           0.32
 Class C.................     9.85          0.27         --          0.05           0.32
 Class Y.................     9.84          0.37         --          0.04           0.41
 For the Year Ended
  October 31, 2005
 Class A.................    10.08          0.33         --         (0.24)          0.09
 Class B.................    10.08          0.25         --         (0.23)          0.02
 Class C.................    10.08          0.25         --         (0.23)          0.02
 Class Y.................    10.07          0.35         --         (0.23)          0.12
 For the Year Ended
  October 31, 2004
 Class A.................    10.14          0.30         --         (0.06)          0.24
 Class B.................    10.14          0.23         --         (0.06)          0.17
 Class C.................    10.14          0.23         --         (0.06)          0.17
 From inception November
  28, 2003, through
  October 31, 2004
 Class Y.................    10.11          0.30         --         (0.04)          0.26
 From inception October
  31, 2002, through
  October 31, 2003
 Class A.................    10.00          0.30         --          0.14           0.44
 Class B.................    10.00          0.23         --          0.14           0.37
 Class C.................    10.00          0.23         --          0.14           0.37
THE HARTFORD SMALL
 COMPANY FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    21.58         (0.03)      0.03          2.67           2.67
 Class B.................    19.97         (0.09)      0.03          2.44           2.38
 Class C.................    20.00         (0.10)      0.03          2.44           2.37
 Class I.................    21.59         (0.02)        --          2.73           2.71
 Class Y.................    22.73          0.02       0.03          2.82           2.87
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................    21.95         (0.04)        --          1.76           1.72
 Class R4................    21.95         (0.07)        --          1.81           1.74
 Class R5................    21.95         (0.04)        --          1.81           1.77
 For the Year Ended
  October 31, 2006
 Class A.................    18.45         (0.18)        --          3.31           3.13
 Class B.................    17.20         (0.36)        --          3.13           2.77
 Class C.................    17.22         (0.32)        --          3.10           2.78
 Class Y.................    19.33         (0.06)        --          3.46           3.40
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................    20.70         (0.01)        --          0.90           0.89

                                                    -- SELECTED PER-SHARE DATA(a) --
                           -----------------------------------------------------------------------------------

                                                                                           NET
                                        DISTRIBUTIONS                                    INCREASE
                           DIVIDENDS        FROM                                        (DECREASE)   NET ASSET
                            FROM NET      REALIZED      DISTRIBUTIONS                     IN NET     VALUE AT
                           INVESTMENT      CAPITAL          FROM            TOTAL         ASSET         END
                             INCOME         GAINS          CAPITAL      DISTRIBUTIONS     VALUE      OF PERIOD
                           ----------   -------------   -------------   -------------   ----------   ---------
THE HARTFORD SELECT
 SMALLCAP VALUE FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................   $     --       $(0.02)         $   --         $  (0.02)       $ 0.89      $11.85
 Class B.................         --        (0.02)             --            (0.02)         0.84       11.77
 Class C.................         --        (0.02)             --            (0.02)         0.85       11.78
 Class Y.................      (0.03)       (0.02)             --            (0.05)         0.87       11.84
 From (commencement of
  operations) July 31,
  2006, through October
  31, 2006(h)
 Class A.................         --           --              --               --          0.96       10.96
 Class B.................         --           --              --               --          0.93       10.93
 Class C.................         --           --              --               --          0.93       10.93
 Class Y.................         --           --              --               --          0.97       10.97
THE HARTFORD SHORT
 DURATION FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................      (0.22)          --              --            (0.22)         0.01        9.90
 Class B.................      (0.18)          --              --            (0.18)           --        9.90
 Class C.................      (0.18)          --              --            (0.18)           --        9.90
 Class Y.................      (0.23)          --              --            (0.23)         0.01        9.89
 For the Year Ended
  October 31, 2006
 Class A.................      (0.35)          --              --            (0.35)         0.04        9.89
 Class B.................      (0.27)          --              --            (0.27)         0.05        9.90
 Class C.................      (0.27)          --              --            (0.27)         0.05        9.90
 Class Y.................      (0.37)          --              --            (0.37)         0.04        9.88
 For the Year Ended
  October 31, 2005
 Class A.................      (0.32)          --              --            (0.32)        (0.23)       9.85
 Class B.................      (0.25)          --              --            (0.25)        (0.23)       9.85
 Class C.................      (0.25)          --              --            (0.25)        (0.23)       9.85
 Class Y.................      (0.35)          --              --            (0.35)        (0.23)       9.84
 For the Year Ended
  October 31, 2004
 Class A.................      (0.30)          --              --            (0.30)        (0.06)      10.08
 Class B.................      (0.23)          --              --            (0.23)        (0.06)      10.08
 Class C.................      (0.23)          --              --            (0.23)        (0.06)      10.08
 From inception November
  28, 2003, through
  October 31, 2004
 Class Y.................      (0.30)          --              --            (0.30)        (0.04)      10.07
 From inception October
  31, 2002, through
  October 31, 2003
 Class A.................      (0.30)          --              --            (0.30)         0.14       10.14
 Class B.................      (0.23)          --              --            (0.23)         0.14       10.14
 Class C.................      (0.23)          --              --            (0.23)         0.14       10.14
THE HARTFORD SMALL
 COMPANY FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................         --        (1.87)             --            (1.87)         0.80       22.38
 Class B.................         --        (1.87)             --            (1.87)         0.51       20.48
 Class C.................         --        (1.87)             --            (1.87)         0.50       20.50
 Class I.................         --        (1.87)             --            (1.87)         0.84       22.43
 Class Y.................         --        (1.87)             --            (1.87)         1.00       23.73
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................         --           --              --               --          1.72       23.67
 Class R4................         --           --              --               --          1.74       23.69
 Class R5................         --           --              --               --          1.77       23.72
 For the Year Ended
  October 31, 2006
 Class A.................         --           --              --               --          3.13       21.58
 Class B.................         --           --              --               --          2.77       19.97
 Class C.................         --           --              --               --          2.78       20.00
 Class Y.................         --           --              --               --          3.40       22.73
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................         --           --              --               --          0.89       21.59

                                                            -- RATIOS AND SUPPLEMENTAL DATA --
                           -----------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                            RATIO OF        RATIO OF        EXPENSES
                                                            EXPENSES        EXPENSES       TO AVERAGE      RATIO OF
                                                           TO AVERAGE      TO AVERAGE      NET ASSETS        NET
                                                           NET ASSETS      NET ASSETS     AFTER WAIVERS   INVESTMENT
                                           NET ASSETS    BEFORE WAIVERS   AFTER WAIVERS        AND          INCOME
                                            AT END OF    AND INCLUDING    AND INCLUDING     EXCLUDING     TO AVERAGE   PORTFOLIO
                             TOTAL           PERIOD         INTEREST        INTEREST        INTEREST         NET       TURNOVER
                           RETURN(b)         (000'S)       EXPENSE(d)      EXPENSE(d)      EXPENSE(d)       ASSETS      RATE(c)
                           ---------       -----------   --------------   -------------   -------------   ----------   ---------
THE HARTFORD SELECT
 SMALLCAP VALUE FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     8.33%(f)     $    18,161        1.35%(e)        1.35%(e)        1.35%(e)       0.66%(e)      30%
 Class B.................     7.89(f)              430        2.25(e)         2.25(e)         2.25(e)       (0.23)(e)      --
 Class C.................     7.98(f)              436        2.21(e)         2.21(e)         2.21(e)       (0.19)(e)      --
 Class Y.................     8.46(f)           85,874        1.09(e)         1.09(e)         1.09(e)        0.98(e)       --
 From (commencement of
  operations) July 31,
  2006, through October
  31, 2006(h)
 Class A.................     9.60(f)           15,872        1.73(e)         1.60(e)         1.60(e)        0.78(e)       10
 Class B.................     9.30(f)              308        2.53(e)         2.35(e)         2.35(e)        0.03(e)       --
 Class C.................     9.30(f)              280        2.51(e)         2.35(e)         2.35(e)        0.03(e)       --
 Class Y.................     9.70(f)            1,538        1.71(e)         1.20(e)         1.20(e)        0.79(e)       --
THE HARTFORD SHORT
 DURATION FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     2.32(f)           26,757        1.05(e)         0.90(e)         0.90(e)        4.46(e)       32
 Class B.................     1.83(f)            6,068        1.90(e)         1.65(e)         1.65(e)        3.71(e)       --
 Class C.................     1.83(f)           12,318        1.80(e)         1.65(e)         1.65(e)        3.71(e)       --
 Class Y.................     2.46(f)          145,897        0.64(e)         0.64(e)         0.64(e)        4.73(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................     4.02              26,726        1.10            0.90            0.90           3.53         119
 Class B.................     3.33               6,760        1.92            1.65            1.65           2.77          --
 Class C.................     3.33              14,382        1.83            1.65            1.65           2.76          --
 Class Y.................     4.28             102,198        0.68            0.65            0.65           3.78          --
 For the Year Ended
  October 31, 2005
 Class A.................     0.92              29,212        1.05            0.90            0.90           3.23         123
 Class B.................     0.17               8,814        1.89            1.65            1.65           2.47          --
 Class C.................     0.17              22,973        1.78            1.65            1.65           2.47          --
 Class Y.................     1.18              82,439        0.67            0.65            0.65           3.53          --
 For the Year Ended
  October 31, 2004
 Class A.................     2.40              39,148        1.06            0.95            0.95           2.95         108
 Class B.................     1.68              12,267        1.84            1.65            1.65           2.26          --
 Class C.................     1.68              34,949        1.76            1.65            1.65           2.26          --
 From inception November
  28, 2003, through
  October 31, 2004
 Class Y.................     2.62(f)           31,429        0.61(e)         0.60(e)         0.60(e)        3.03(e)       --
 From inception October
  31, 2002, through
  October 31, 2003
 Class A.................     4.48              32,753        1.34(e)         0.95(e)         0.95(e)        3.14(e)      113
 Class B.................     3.77              10,206        2.09(e)         1.65(e)         1.65(e)        2.46(e)       --
 Class C.................     3.77              30,660        1.96(e)         1.65(e)         1.65(e)        2.44(e)       --
THE HARTFORD SMALL
 COMPANY FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    13.35(f)(i)       240,942        1.41(e)         1.40(e)         1.40(e)       (0.27)(e)      98
 Class B.................    12.93(f)(i)        53,426        2.28(e)         2.11(e)         2.11(e)       (0.92)(e)      --
 Class C.................    12.86(f)(i)        55,852        2.15(e)         2.15(e)         2.15(e)       (1.01)(e)      --
 Class I.................    13.54(f)(i)           954        1.17(e)         1.05(e)         1.05(e)       (0.40)(e)      --
 Class Y.................    13.57(f)(i)       157,196        0.90(e)         0.90(e)         0.90(e)        0.17(e)       --
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................    13.28(f)               47        1.71(e)         1.65(e)         1.65(e)       (1.16)(e)      --
 Class R4................    13.38(f)               11        1.47(e)         1.33(e)         1.33(e)       (0.92)(e)      --
 Class R5................    13.52(f)               11        1.18(e)         1.05(e)         1.05(e)       (0.63)(e)      --
 For the Year Ended
  October 31, 2006
 Class A.................    16.96             194,656        1.48            1.40            1.40          (0.87)        170
 Class B.................    16.10              52,036        2.32            2.15            2.15          (1.62)         --
 Class C.................    16.14              47,744        2.23            2.15            2.15          (1.62)         --
 Class Y.................    17.59             108,770        0.95            0.95            0.95          (0.39)         --
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................     4.30(f)               69        1.38(e)         1.15(e)         1.15(e)       (0.58)(e)      --

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                         -- SELECTED PER-SHARE DATA(a) --
                           --------------------------------------------------------------

                                                                NET REALIZED
                                                                    AND
                           NET ASSET      NET       PAYMENTS     UNREALIZED      TOTAL
                           VALUE AT    INVESTMENT     FROM          GAIN          FROM
                           BEGINNING     INCOME       (TO)       (LOSS) ON     INVESTMENT
                           OF PERIOD     (LOSS)     AFFILIATE   INVESTMENTS    OPERATIONS
                           ---------   ----------   ---------   ------------   ----------
THE HARTFORD SMALL
 COMPANY
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2005
 Class A.................   $15.09      $  (0.16)     $  --        $ 3.52       $   3.36
 Class B.................    14.17         (0.29)        --          3.32           3.03
 Class C.................    14.19         (0.29)        --          3.32           3.03
 Class Y.................    15.74         (0.07)        --          3.66           3.59
 For the Year Ended
  October 31, 2004
 Class A.................    14.28         (0.18)        --          0.99           0.81
 Class B.................    13.51         (0.27)        --          0.93           0.66
 Class C.................    13.52         (0.28)        --          0.95           0.67
 Class Y.................    14.83         (0.06)        --          0.97           0.91
 For the Year Ended
  October 31, 2003
 Class A.................     9.93         (0.13)        --          4.48           4.35
 Class B.................     9.46         (0.20)        --          4.25           4.05
 Class C.................     9.47         (0.20)        --          4.25           4.05
 Class Y.................    10.27         (0.09)        --          4.65           4.56
 For the Year Ended
  October 31, 2002(h)
 Class A.................    12.00         (0.12)        --         (1.95)         (2.07)
 Class B.................    11.52         (0.20)        --         (1.86)         (2.06)
 Class C.................    11.53         (0.20)        --         (1.86)         (2.06)
 Class Y.................    12.35         (0.06)        --         (2.02)         (2.08)
THE HARTFORD SMALLCAP
 GROWTH FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    31.32         (0.01)        --          2.33           2.32
 Class B.................    28.12         (0.13)        --          2.10           1.97
 Class C.................    28.07         (0.14)        --          2.09           1.95
 Class I.................    31.33          0.01         --          2.34           2.35
 Class L(k)..............    31.45         (0.08)        --          2.43           2.35
 Class Y.................    31.95          0.08         --          2.33           2.41
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................    32.34         (0.06)        --          2.00           1.94
 Class R4................    32.34         (0.03)        --          2.01           1.98
 Class R5................    32.34          0.01         --          2.00           2.01
 For the Year Ended
  October 31, 2006
 Class A.................    28.30         (0.06)        --          3.08           3.02
 Class B.................    25.57         (0.26)        --          2.81           2.55
 Class C.................    25.56         (0.27)        --          2.78           2.51
 Class L.................    28.36         (0.02)        --          3.11           3.09
 Class Y.................    28.74          0.04         --          3.17           3.21
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................    28.90         (0.01)        --          2.44           2.43
 For the Year Ended
  October 31, 2005
 Class A.................    24.60         (0.15)        --          3.85           3.70
 Class B.................    22.39         (0.32)        --          3.50           3.18
 Class C.................    22.39         (0.28)        --          3.45           3.17
 Class L.................    24.60         (0.13)        --          3.89           3.76
 Class Y.................    24.88         (0.04)        --          3.90           3.86
 For the Year Ended
  October 31, 2004
 Class A.................    22.91         (0.15)        --          1.84           1.69
 Class B.................    20.99         (0.28)        --          1.68           1.40
 Class C.................    20.99         (0.27)        --          1.67           1.40
 Class L.................    22.90         (0.19)        --          1.89           1.70
 Class Y.................    23.06         (0.02)        --          1.84           1.82

                                                    -- SELECTED PER-SHARE DATA(a) --
                           -----------------------------------------------------------------------------------

                                                                                           NET
                                        DISTRIBUTIONS                                    INCREASE
                           DIVIDENDS        FROM                                        (DECREASE)   NET ASSET
                            FROM NET      REALIZED      DISTRIBUTIONS                     IN NET     VALUE AT
                           INVESTMENT      CAPITAL          FROM            TOTAL         ASSET         END
                             INCOME         GAINS          CAPITAL      DISTRIBUTIONS     VALUE      OF PERIOD
                           ----------   -------------   -------------   -------------   ----------   ---------
THE HARTFORD SMALL
 COMPANY
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2005
 Class A.................   $     --       $   --          $   --         $     --        $ 3.36      $18.45
 Class B.................         --           --              --               --          3.03       17.20
 Class C.................         --           --              --               --          3.03       17.22
 Class Y.................         --           --              --               --          3.59       19.33
 For the Year Ended
  October 31, 2004
 Class A.................         --           --              --               --          0.81       15.09
 Class B.................         --           --              --               --          0.66       14.17
 Class C.................         --           --              --               --          0.67       14.19
 Class Y.................         --           --              --               --          0.91       15.74
 For the Year Ended
  October 31, 2003
 Class A.................         --           --              --               --          4.35       14.28
 Class B.................         --           --              --               --          4.05       13.51
 Class C.................         --           --              --               --          4.05       13.52
 Class Y.................         --           --              --               --          4.56       14.83
 For the Year Ended
  October 31, 2002(h)
 Class A.................         --           --              --               --         (2.07)       9.93
 Class B.................         --           --              --               --         (2.06)       9.46
 Class C.................         --           --              --               --         (2.06)       9.47
 Class Y.................         --           --              --               --         (2.08)      10.27
THE HARTFORD SMALLCAP
 GROWTH FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................         --           --              --               --          2.32       33.64
 Class B.................         --           --              --               --          1.97       30.09
 Class C.................         --           --              --               --          1.95       30.02
 Class I.................         --           --              --               --          2.35       33.68
 Class L(k)..............         --           --              --               --          2.35       33.80
 Class Y.................         --           --              --               --          2.41       34.36
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................         --           --              --               --          1.94       34.28
 Class R4................         --           --              --               --          1.98       34.32
 Class R5................         --           --              --               --          2.01       34.35
 For the Year Ended
  October 31, 2006
 Class A.................         --           --              --               --          3.02       31.32
 Class B.................         --           --              --               --          2.55       28.12
 Class C.................         --           --              --               --          2.51       28.07
 Class L.................         --           --              --               --          3.09       31.45
 Class Y.................         --           --              --               --          3.21       31.95
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................         --           --              --               --          2.43       31.33
 For the Year Ended
  October 31, 2005
 Class A.................         --           --              --               --          3.70       28.30
 Class B.................         --           --              --               --          3.18       25.57
 Class C.................         --           --              --               --          3.17       25.56
 Class L.................         --           --              --               --          3.76       28.36
 Class Y.................         --           --              --               --          3.86       28.74
 For the Year Ended
  October 31, 2004
 Class A.................         --           --              --               --          1.69       24.60
 Class B.................         --           --              --               --          1.40       22.39
 Class C.................         --           --              --               --          1.40       22.39
 Class L.................         --           --              --               --          1.70       24.60
 Class Y.................         --           --              --               --          1.82       24.88

                                                            -- RATIOS AND SUPPLEMENTAL DATA --
                           -----------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                            RATIO OF        RATIO OF        EXPENSES
                                                            EXPENSES        EXPENSES       TO AVERAGE      RATIO OF
                                                           TO AVERAGE      TO AVERAGE      NET ASSETS        NET
                                                           NET ASSETS      NET ASSETS     AFTER WAIVERS   INVESTMENT
                                           NET ASSETS    BEFORE WAIVERS   AFTER WAIVERS        AND          INCOME
                                            AT END OF    AND INCLUDING    AND INCLUDING     EXCLUDING     TO AVERAGE   PORTFOLIO
                             TOTAL           PERIOD         INTEREST        INTEREST        INTEREST         NET       TURNOVER
                           RETURN(b)         (000'S)       EXPENSE(d)      EXPENSE(d)      EXPENSE(d)       ASSETS      RATE(c)
                           ---------       -----------   --------------   -------------   -------------   ----------   ---------
THE HARTFORD SMALL
 COMPANY
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2005
 Class A.................    22.27%        $   159,577        1.57%           1.40%           1.40%         (0.88)%       104%
 Class B.................    21.38              56,664        2.39            2.15            2.15          (1.63)         --
 Class C.................    21.35              44,564        2.30            2.15            2.15          (1.63)         --
 Class Y.................    22.81              43,274        0.97            0.97            0.97          (0.43)         --
 For the Year Ended
  October 31, 2004
 Class A.................     5.67             156,278        1.62            1.45            1.45          (1.15)        142
 Class B.................     4.88              58,438        2.40            2.15            2.15          (1.85)         --
 Class C.................     4.96              49,327        2.30            2.15            2.15          (1.85)         --
 Class Y.................     6.14              15,731        0.99            0.99            0.99          (0.71)         --
 For the Year Ended
  October 31, 2003
 Class A.................    43.81             141,327        1.63            1.45            1.45          (1.19)        179
 Class B.................    42.81              58,286        2.36            2.15            2.15          (1.89)         --
 Class C.................    42.77              52,010        2.23            2.15            2.15          (1.88)         --
 Class Y.................    44.40              14,472        1.05            1.00            1.00          (0.73)         --
 For the Year Ended
  October 31, 2002(h)
 Class A.................   (17.25)             96,302        1.64            1.45            1.45          (0.97)        226
 Class B.................   (17.88)             41,439        2.31            2.15            2.15          (1.67)         --
 Class C.................   (17.87)             38,938        2.20            2.15            2.15          (1.65)         --
 Class Y.................   (16.84)             10,834        1.00            1.00            1.00          (0.53)         --
THE HARTFORD SMALLCAP
 GROWTH FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     7.41(f)(i)       274,106        1.61(e)         1.23(e)         1.23(e)       (0.09)(e)      42
 Class B.................     7.01(f)(i)        19,082        2.41(e)         2.00(e)         2.00(e)       (0.85)(e)      --
 Class C.................     6.95(f)(i)        25,992        2.21(e)         2.15(e)         2.15(e)       (1.00)(e)      --
 Class I.................     7.50(f)(i)         2,730        1.17(e)         1.03(e)         1.03(e)        0.06(e)       --
 Class L(k)..............     7.47(f)(i)       148,333        1.15(e)         1.14(e)         1.14(e)       (0.55)(e)      --
 Class Y.................     7.54(f)(i)        15,556        0.88(e)         0.88(e)         0.88(e)        0.35(e)       --
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................     7.29(f)               11        1.80(e)         1.65(e)         1.65(e)       (0.56)(e)      --
 Class R4................     7.42(f)               11        1.49(e)         1.35(e)         1.35(e)       (0.25)(e)      --
 Class R5................     7.51(f)               11        1.20(e)         1.05(e)         1.05(e)        0.04(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................    10.67             228,776        1.56            1.36            1.36          (0.30)         86
 Class B.................     9.97              19,078        2.39            2.02            2.02          (0.95)         --
 Class C.................     9.82              24,070        2.25            2.15            2.15          (1.08)         --
 Class L.................    10.90             118,452        1.15            1.15            1.15          (0.08)         --
 Class Y.................    11.17             107,906        0.92            0.92            0.92           0.15          --
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................     8.41(f)              239        1.28(e)         1.16(e)         1.16(e)       (0.43)(e)      --
 For the Year Ended
  October 31, 2005
 Class A.................    15.04              66,403        1.62            1.40            1.40          (0.65)         81
 Class B.................    14.20              16,230        2.51            2.15            2.15          (1.40)         --
 Class C.................    14.16              15,668        2.33            2.15            2.15          (1.40)         --
 Class L.................    15.28             119,114        1.21            1.21            1.21          (0.46)         --
 Class Y.................    15.52              55,933        0.98            0.98            0.98          (0.23)         --
 For the Year Ended
  October 31, 2004
 Class A.................     7.38              42,962        1.77            1.45            1.45          (0.81)        102
 Class B.................     6.67              11,930        2.59            2.15            2.15          (1.51)         --
 Class C.................     6.67              10,140        2.38            2.15            2.15          (1.51)         --
 Class L.................     7.42             114,266        1.43            1.43            1.43          (0.79)         --
 Class Y.................     7.89               5,788        1.03            1.03            1.03          (0.47)         --

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                         -- SELECTED PER-SHARE DATA(a) --
                           --------------------------------------------------------------

                                                                NET REALIZED
                                                                    AND
                           NET ASSET      NET       PAYMENTS     UNREALIZED      TOTAL
                           VALUE AT    INVESTMENT     FROM          GAIN          FROM
                           BEGINNING     INCOME       (TO)       (LOSS) ON     INVESTMENT
                           OF PERIOD     (LOSS)     AFFILIATE   INVESTMENTS    OPERATIONS
                           ---------   ----------   ---------   ------------   ----------
THE HARTFORD SMALLCAP
 GROWTH
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2003
 Class A.................   $15.57      $  (0.09)     $  --        $ 7.43       $   7.34
 Class B.................    14.36         (0.15)        --          6.78           6.63
 Class C.................    14.35         (0.16)        --          6.80           6.64
 Class L.................    15.56         (0.15)        --          7.49           7.34
 Class Y.................    15.61         (0.08)        --          7.53           7.45
 For the Period February
  19, 2002 through
  October 31, 2002
 Class A.................    20.21         (0.06)        --         (4.58)         (4.64)
 Class B.................    18.73         (0.08)        --         (4.29)         (4.37)
 Class C.................    18.73         (0.09)        --         (4.29)         (4.38)
 Class Y.................    20.21         (0.08)        --         (4.52)         (4.60)
 For the Year Ended
  October 31, 2002
 Class L.................    19.04         (0.20)        --         (2.95)         (3.15)
THE HARTFORD STOCK FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    21.04          0.04       0.03          1.95           2.02
 Class B.................    19.58         (0.08)      0.03          1.85           1.80
 Class C.................    19.73         (0.05)      0.03          1.85           1.83
 Class Y.................    21.95          0.12       0.03          2.02           2.17
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................    22.66            --         --          1.20           1.20
 Class R4................    22.66          0.02         --          1.21           1.23
 Class R5................    22.66          0.04         --          1.21           1.25
 For the Year Ended
  October 31, 2006(h)
 Class A.................    18.39          0.11         --          2.58           2.69
 Class B.................    17.23         (0.05)        --          2.40           2.35
 Class C.................    17.35         (0.04)        --          2.42           2.38
 Class Y.................    19.18          0.21         --          2.70           2.91
 For the Year Ended
  October 31, 2005
 Class A.................    16.76          0.16         --          1.57           1.73
 Class B.................    15.76            --         --          1.47           1.47
 Class C.................    15.84          0.04         --          1.47           1.51
 Class Y.................    17.49          0.24         --          1.66           1.90
 For the Year Ended
  October 31, 2004
 Class A.................    16.21          0.03         --          0.52           0.55
 Class B.................    15.35         (0.10)        --          0.51           0.41
 Class C.................    15.41         (0.08)        --          0.51           0.43
 Class Y.................    16.81          0.10         --          0.58           0.68
 For the Year Ended
  October 31, 2003
 Class A.................    13.73          0.04         --          2.44           2.48
 Class B.................    13.10         (0.07)        --          2.32           2.25
 Class C.................    13.13         (0.05)        --          2.33           2.28
 Class Y.................    14.15          0.12         --          2.54           2.66
 For the Year Ended
  October 31, 2002(h)
 Class A.................    16.89            --         --         (3.16)         (3.16)
 Class B.................    16.24         (0.12)        --         (3.02)         (3.14)
 Class C.................    16.23         (0.08)        --         (3.02)         (3.10)
 Class Y.................    17.31          0.10         --         (3.26)         (3.16)
THE HARTFORD TARGET
 RETIREMENT 2010 FUND(G)
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     9.65          0.15         --          0.47           0.62
 Class B.................     9.65          0.11         --          0.47           0.58
 Class C.................     9.64          0.11         --          0.46           0.57
 Class Y.................     9.65          0.16         --          0.47           0.63

                                                    -- SELECTED PER-SHARE DATA(a) --
                           -----------------------------------------------------------------------------------

                                                                                           NET
                                        DISTRIBUTIONS                                    INCREASE
                           DIVIDENDS        FROM                                        (DECREASE)   NET ASSET
                            FROM NET      REALIZED      DISTRIBUTIONS                     IN NET     VALUE AT
                           INVESTMENT      CAPITAL          FROM            TOTAL         ASSET         END
                             INCOME         GAINS          CAPITAL      DISTRIBUTIONS     VALUE      OF PERIOD
                           ----------   -------------   -------------   -------------   ----------   ---------
THE HARTFORD SMALLCAP
 GROWTH
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2003
 Class A.................   $     --       $   --          $   --         $     --        $ 7.34      $22.91
 Class B.................         --           --              --               --          6.63       20.99
 Class C.................         --           --              --               --          6.64       20.99
 Class L.................         --           --              --               --          7.34       22.90
 Class Y.................         --           --              --               --          7.45       23.06
 For the Period February
  19, 2002 through
  October 31, 2002
 Class A.................         --           --              --               --         (4.64)      15.57
 Class B.................         --           --              --               --         (4.37)      14.36
 Class C.................         --           --              --               --         (4.38)      14.35
 Class Y.................         --           --              --               --         (4.60)      15.61
 For the Year Ended
  October 31, 2002
 Class L.................         --        (0.33)             --            (0.33)        (3.48)      15.56
THE HARTFORD STOCK FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................      (0.10)          --              --            (0.10)         1.92       22.96
 Class B.................         --           --              --               --          1.80       21.38
 Class C.................         --           --              --               --          1.83       21.56
 Class Y.................      (0.20)          --              --            (0.20)         1.97       23.92
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................         --           --              --               --          1.20       23.86
 Class R4................         --           --              --               --          1.23       23.89
 Class R5................         --           --              --               --          1.25       23.91
 For the Year Ended
  October 31, 2006(h)
 Class A.................      (0.04)          --              --            (0.04)         2.65       21.04
 Class B.................         --           --              --               --          2.35       19.58
 Class C.................         --           --              --               --          2.38       19.73
 Class Y.................      (0.14)          --              --            (0.14)         2.77       21.95
 For the Year Ended
  October 31, 2005
 Class A.................      (0.10)          --              --            (0.10)         1.63       18.39
 Class B.................         --           --              --               --          1.47       17.23
 Class C.................         --           --              --               --          1.51       17.35
 Class Y.................      (0.21)          --              --            (0.21)         1.69       19.18
 For the Year Ended
  October 31, 2004
 Class A.................         --           --              --               --          0.55       16.76
 Class B.................         --           --              --               --          0.41       15.76
 Class C.................         --           --              --               --          0.43       15.84
 Class Y.................         --           --              --               --          0.68       17.49
 For the Year Ended
  October 31, 2003
 Class A.................         --           --              --               --          2.48       16.21
 Class B.................         --           --              --               --          2.25       15.35
 Class C.................         --           --              --               --          2.28       15.41
 Class Y.................         --           --              --               --          2.66       16.81
 For the Year Ended
  October 31, 2002(h)
 Class A.................         --           --              --               --         (3.16)      13.73
 Class B.................         --           --              --               --         (3.14)      13.10
 Class C.................         --           --              --               --         (3.10)      13.13
 Class Y.................         --           --              --               --         (3.16)      14.15
THE HARTFORD TARGET
 RETIREMENT 2010 FUND(G)
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................      (0.16)          --              --            (0.16)         0.46       10.11
 Class B.................      (0.13)          --              --            (0.13)         0.45       10.10
 Class C.................      (0.12)          --              --            (0.12)         0.45       10.09
 Class Y.................      (0.17)          --              --            (0.17)         0.46       10.11

                                                            -- RATIOS AND SUPPLEMENTAL DATA --
                           -----------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                            RATIO OF        RATIO OF        EXPENSES
                                                            EXPENSES        EXPENSES       TO AVERAGE      RATIO OF
                                                           TO AVERAGE      TO AVERAGE      NET ASSETS        NET
                                                           NET ASSETS      NET ASSETS     AFTER WAIVERS   INVESTMENT
                                           NET ASSETS    BEFORE WAIVERS   AFTER WAIVERS        AND          INCOME
                                            AT END OF    AND INCLUDING    AND INCLUDING     EXCLUDING     TO AVERAGE   PORTFOLIO
                             TOTAL           PERIOD         INTEREST        INTEREST        INTEREST         NET       TURNOVER
                           RETURN(b)         (000'S)       EXPENSE(d)      EXPENSE(d)      EXPENSE(d)       ASSETS      RATE(c)
                           ---------       -----------   --------------   -------------   -------------   ----------   ---------
THE HARTFORD SMALLCAP
 GROWTH
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2003
 Class A.................    47.14%        $    17,544        1.61%           1.45%           1.45%         (0.83)%       122%
 Class B.................    46.17               6,571        2.31            2.15            2.15          (1.53)         --
 Class C.................    46.27               5,076        2.22            2.15            2.15          (1.53)         --
 Class L.................    47.17             112,621        1.50            1.45            1.45          (0.80)         --
 Class Y.................    47.72                   1        1.11            1.10            1.10          (0.46)         --
 For the Period February
  19, 2002 through
  October 31, 2002
 Class A.................   (22.97)(f)           3,457        1.82(e)         1.45(e)         1.45(e)       (0.93)(e)      93
 Class B.................   (23.31)(f)           1,756        2.52(e)         2.15(e)         2.15(e)       (1.60)(e)      --
 Class C.................   (23.37)(f)           1,432        2.38(e)         2.15(e)         2.15(e)       (1.60)(e)      --
 Class Y.................   (22.77)(f)               1        1.06(e)         1.00(e)         1.00(e)       (0.60)(e)      --
 For the Year Ended
  October 31, 2002
 Class L.................   (16.92)             86,414        1.50            1.45            1.45          (1.06)         --
THE HARTFORD STOCK FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     9.61(f)(i)       690,516        1.39(e)         1.28(e)         1.28(e)        0.29(e)       48
 Class B.................     9.19(f)(i)       198,998        2.23(e)         2.13(e)         2.13(e)       (0.56)(e)      --
 Class C.................     9.28(f)(i)       155,777        2.05(e)         2.00(e)         2.00(e)       (0.43)(e)      --
 Class Y.................     9.91(f)(i)       131,289        0.82(e)         0.77(e)         0.77(e)        0.81(e)       --
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................     9.64(f)               10        1.70(e)         1.52(e)         1.52(e)       (0.13)(e)      --
 Class R4................     9.78(f)               42        1.26(e)         1.21(e)         1.21(e)        0.19(e)       --
 Class R5................     9.87(f)               11        1.12(e)         0.93(e)         0.93(e)        0.47(e)       --
 For the Year Ended
  October 31, 2006(h)
 Class A.................    14.65             684,726        1.41            1.28            1.28           0.53         110
 Class B.................    13.64             223,639        2.23            2.12            2.12          (0.30)         --
 Class C.................    13.72             161,554        2.08            2.03            2.03          (0.21)         --
 Class Y.................    15.21             131,759        0.83            0.78            0.78           1.03          --
 For the Year Ended
  October 31, 2005
 Class A.................    10.36             727,492        1.42            1.33            1.33           0.89          62
 Class B.................     9.33             278,445        2.23            2.23            2.23          (0.02)         --
 Class C.................     9.53             182,587        2.09            2.09            2.09           0.17          --
 Class Y.................    10.91             107,578        0.83            0.83            0.83           1.24          --
 For the Year Ended
  October 31, 2004
 Class A.................     3.39             952,606        1.42            1.42            1.42           0.18          29
 Class B.................     2.67             343,148        2.18            2.18            2.18          (0.59)         --
 Class C.................     2.79             256,271        2.03            2.03            2.03          (0.44)         --
 Class Y.................     4.04              80,932        0.80            0.80            0.80           0.80          --
 For the Year Ended
  October 31, 2003
 Class A.................    18.06             976,663        1.47            1.45            1.45           0.26          37
 Class B.................    17.18             376,437        2.20            2.18            2.18          (0.47)         --
 Class C.................    17.36             311,874        2.07            2.07            2.07          (0.36)         --
 Class Y.................    18.80              42,894        0.88            0.88            0.88           0.84          --
 For the Year Ended
  October 31, 2002(h)
 Class A.................   (18.71)            880,371        1.47            1.42            1.42          (0.01)         48
 Class B.................   (19.34)            351,382        2.15            2.15            2.15          (0.74)         --
 Class C.................   (19.10)            313,173        2.03            2.03            2.03          (0.62)         --
 Class Y.................   (18.26)             34,116        0.85            0.85            0.85           0.58          --
THE HARTFORD TARGET
 RETIREMENT 2010 FUND(G)
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     6.45(f)            6,364        2.42(e)         0.50(e)         0.50(e)        2.46(e)       32
 Class B.................     6.05(f)              449        3.42(e)         1.25(e)         1.25(e)        2.04(e)       --
 Class C.................     6.00(f)              547        3.42(e)         1.24(e)         1.24(e)        2.25(e)       --
 Class Y.................     6.56(f)              144        2.39(e)         0.19(e)         0.19(e)        3.33(e)       --

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                         -- SELECTED PER-SHARE DATA(a) --
                           --------------------------------------------------------------

                                                                NET REALIZED
                                                                    AND
                           NET ASSET      NET       PAYMENTS     UNREALIZED      TOTAL
                           VALUE AT    INVESTMENT     FROM          GAIN          FROM
                           BEGINNING     INCOME       (TO)       (LOSS) ON     INVESTMENT
                           OF PERIOD     (LOSS)     AFFILIATE   INVESTMENTS    OPERATIONS
                           ---------   ----------   ---------   ------------   ----------
THE HARTFORD TARGET
 RETIREMENT 2010
 FUND(G) -- (CONTINUED)
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................   $ 9.76      $   0.03      $  --        $ 0.35       $   0.38
 Class R4................     9.76          0.04         --          0.34           0.38
 Class R5................     9.76          0.06         --          0.34           0.40
 For the Year Ended
  October 31, 2006
 Class A.................     9.82          0.47         --          0.22           0.69
 Class B.................     9.82          0.34         --          0.27           0.61
 Class C.................     9.82          0.40         --          0.21           0.61
 Class Y.................     9.83          0.50         --          0.21           0.71
 From (commencement of
  operations) September
  30, 2005, through
  October 31, 2005
 Class A.................    10.00          0.02         --         (0.20)         (0.18)
 Class B.................    10.00          0.01         --         (0.19)         (0.18)
 Class C.................    10.00          0.01         --         (0.19)         (0.18)
 Class Y.................    10.00          0.02         --         (0.19)         (0.17)
THE HARTFORD TARGET
 RETIREMENT 2020 FUND(G)
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    10.43          0.15         --          0.65           0.80
 Class B.................    10.42          0.13         --          0.63           0.76
 Class C.................    10.42          0.11         --          0.65           0.76
 Class Y.................    10.43          0.16         --          0.65           0.81
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................    10.55          0.01         --          0.48           0.49
 Class R4................    10.55          0.03         --          0.46           0.49
 Class R5................    10.55          0.04         --          0.47           0.51
 For the Year Ended
  October 31, 2006(h)
 Class A.................     9.79          0.13         --          0.86           0.99
 Class B.................     9.78          0.04         --          0.88           0.92
 Class C.................     9.78          0.04         --          0.88           0.92
 Class Y.................     9.79          0.27         --          0.75           1.02
 From (commencement of
  operations) September
  30, 2005, through
  October 31, 2005
 Class A.................    10.00          0.01         --         (0.22)         (0.21)
 Class B.................    10.00          0.01         --         (0.23)         (0.22)
 Class C.................    10.00          0.01         --         (0.23)         (0.22)
 Class Y.................    10.00          0.01         --         (0.22)         (0.21)
THE HARTFORD TARGET
 RETIREMENT 2030 FUND(G)
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     9.36          0.11         --          0.72           0.83
 Class B.................     9.36          0.06         --          0.73           0.79
 Class C.................     9.37          0.06         --          0.74           0.80
 Class Y.................     9.36          0.11         --          0.73           0.84
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................     9.52         (0.01)        --          0.52           0.51
 Class R4................     9.52            --         --          0.52           0.52
 Class R5................     9.52          0.01         --          0.52           0.53
 For the Year Ended
  October 31, 2006(h)
 Class A.................     9.75          0.03         --          0.87           0.90
 Class B.................     9.74         (0.02)        --          0.86           0.84
 Class C.................     9.74            --         --          0.85           0.85
 Class Y.................     9.75          0.10         --          0.84           0.94
 From (commencement of
  operations) September
  30, 2005, through
  October 31, 2005
 Class A.................    10.00          0.01         --         (0.26)         (0.25)
 Class B.................    10.00            --         --         (0.26)         (0.26)
 Class C.................    10.00            --         --         (0.26)         (0.26)
 Class Y.................    10.00          0.01         --         (0.26)         (0.25)

                                                    -- SELECTED PER-SHARE DATA(a) --
                           -----------------------------------------------------------------------------------

                                                                                           NET
                                        DISTRIBUTIONS                                    INCREASE
                           DIVIDENDS        FROM                                        (DECREASE)   NET ASSET
                            FROM NET      REALIZED      DISTRIBUTIONS                     IN NET     VALUE AT
                           INVESTMENT      CAPITAL          FROM            TOTAL         ASSET         END
                             INCOME         GAINS          CAPITAL      DISTRIBUTIONS     VALUE      OF PERIOD
                           ----------   -------------   -------------   -------------   ----------   ---------
THE HARTFORD TARGET
 RETIREMENT 2010
 FUND(G) -- (CONTINUED)
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................   $  (0.03)      $   --          $   --         $  (0.03)       $ 0.35      $10.11
 Class R4................      (0.03)          --              --            (0.03)         0.35       10.11
 Class R5................      (0.04)          --              --            (0.04)         0.36       10.12
 For the Year Ended
  October 31, 2006
 Class A.................      (0.50)          --           (0.36)           (0.86)        (0.17)       9.65
 Class B.................      (0.42)          --           (0.36)           (0.78)        (0.17)       9.65
 Class C.................      (0.43)          --           (0.36)           (0.79)        (0.18)       9.64
 Class Y.................      (0.53)          --           (0.36)           (0.89)        (0.18)       9.65
 From (commencement of
  operations) September
  30, 2005, through
  October 31, 2005
 Class A.................         --           --              --               --         (0.18)       9.82
 Class B.................         --           --              --               --         (0.18)       9.82
 Class C.................         --           --              --               --         (0.18)       9.82
 Class Y.................         --           --              --               --         (0.17)       9.83
THE HARTFORD TARGET
 RETIREMENT 2020 FUND(G)
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................      (0.16)       (0.04)             --            (0.20)         0.60       11.03
 Class B.................      (0.10)       (0.04)             --            (0.14)         0.62       11.04
 Class C.................      (0.12)       (0.04)             --            (0.16)         0.60       11.02
 Class Y.................      (0.17)       (0.04)             --            (0.21)         0.60       11.03
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................      (0.02)          --              --            (0.02)         0.47       11.02
 Class R4................      (0.02)          --              --            (0.02)         0.47       11.02
 Class R5................      (0.03)          --              --            (0.03)         0.48       11.03
 For the Year Ended
  October 31, 2006(h)
 Class A.................      (0.35)          --              --            (0.35)         0.64       10.43
 Class B.................      (0.28)          --              --            (0.28)         0.64       10.42
 Class C.................      (0.28)          --              --            (0.28)         0.64       10.42
 Class Y.................      (0.38)          --              --            (0.38)         0.64       10.43
 From (commencement of
  operations) September
  30, 2005, through
  October 31, 2005
 Class A.................         --           --              --               --         (0.21)       9.79
 Class B.................         --           --              --               --         (0.22)       9.78
 Class C.................         --           --              --               --         (0.22)       9.78
 Class Y.................         --           --              --               --         (0.21)       9.79
THE HARTFORD TARGET
 RETIREMENT 2030 FUND(G)
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................      (0.13)       (0.01)             --            (0.14)         0.69       10.05
 Class B.................      (0.08)       (0.01)             --            (0.09)         0.70       10.06
 Class C.................      (0.09)       (0.01)             --            (0.10)         0.70       10.07
 Class Y.................      (0.13)       (0.01)             --            (0.14)         0.70       10.06
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................         --           --              --               --          0.51       10.03
 Class R4................         --           --              --               --          0.52       10.04
 Class R5................         --           --              --               --          0.53       10.05
 For the Year Ended
  October 31, 2006(h)
 Class A.................      (0.49)          --           (0.80)           (1.29)        (0.39)       9.36
 Class B.................      (0.42)          --           (0.80)           (1.22)        (0.38)       9.36
 Class C.................      (0.42)          --           (0.80)           (1.22)        (0.37)       9.37
 Class Y.................      (0.53)          --           (0.80)           (1.33)        (0.39)       9.36
 From (commencement of
  operations) September
  30, 2005, through
  October 31, 2005
 Class A.................         --           --              --               --         (0.25)       9.75
 Class B.................         --           --              --               --         (0.26)       9.74
 Class C.................         --           --              --               --         (0.26)       9.74
 Class Y.................         --           --              --               --         (0.25)       9.75

                                                            -- RATIOS AND SUPPLEMENTAL DATA --
                           -----------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                            RATIO OF        RATIO OF        EXPENSES
                                                            EXPENSES        EXPENSES       TO AVERAGE      RATIO OF
                                                           TO AVERAGE      TO AVERAGE      NET ASSETS        NET
                                                           NET ASSETS      NET ASSETS     AFTER WAIVERS   INVESTMENT
                                           NET ASSETS    BEFORE WAIVERS   AFTER WAIVERS        AND          INCOME
                                            AT END OF    AND INCLUDING    AND INCLUDING     EXCLUDING     TO AVERAGE   PORTFOLIO
                             TOTAL           PERIOD         INTEREST        INTEREST        INTEREST         NET       TURNOVER
                           RETURN(b)         (000'S)       EXPENSE(d)      EXPENSE(d)      EXPENSE(d)       ASSETS      RATE(c)
                           ---------       -----------   --------------   -------------   -------------   ----------   ---------
THE HARTFORD TARGET
 RETIREMENT 2010
 FUND(G) -- (CONTINUED)
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................     6.38%(f)     $        10        2.93%(e)        0.90%(e)        0.90%(e)       0.99%(e)      --%
 Class R4................     6.45(f)               10        2.59(e)         0.57(e)         0.57(e)        1.29(e)       --
 Class R5................     6.64(f)               10        2.32(e)         0.30(e)         0.30(e)        1.59(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................     7.43               1,618        7.64            0.54            0.54           2.01          10
 Class B.................     6.58                 226       10.93            1.29            1.29           1.24          --
 Class C.................     6.53                 475       10.92            1.30            1.30           1.63          --
 Class Y.................     7.62                 135        9.70            0.23            0.23           2.31          --
 From (commencement of
  operations) September
  30, 2005, through
  October 31, 2005
 Class A.................    (1.80)(f)              11        0.65(e)         0.49(e)         0.49(e)        2.53(e)       12
 Class B.................    (1.80)(f)              10        1.41(e)         1.26(e)         1.26(e)        1.61(e)       --
 Class C.................    (1.80)(f)              10        1.41(e)         1.27(e)         1.27(e)        1.60(e)       --
 Class Y.................    (1.70)(f)              10        0.32(e)         0.21(e)         0.21(e)        2.65(e)       --
THE HARTFORD TARGET
 RETIREMENT 2020 FUND(G)
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     7.80(f)           10,110        1.95(e)         0.50(e)         0.50(e)        1.84(e)       18
 Class B.................     7.43(f)              467        3.25(e)         1.08(e)         1.08(e)        2.22(e)       --
 Class C.................     7.38(f)              495        3.00(e)         1.25(e)         1.25(e)        1.90(e)       --
 Class Y.................     7.90(f)               12        1.90(e)         0.20(e)         0.20(e)        3.03(e)       --
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................     7.62(f)               10        2.43(e)         0.90(e)         0.90(e)        0.37(e)       --
 Class R4................     7.70(f)               10        2.09(e)         0.58(e)         0.58(e)        0.68(e)       --
 Class R5................     7.87(f)               10        1.83(e)         0.30(e)         0.30(e)        0.97(e)       --
 For the Year Ended
  October 31, 2006(h)
 Class A.................    10.37               2,125       10.15            0.53            0.53           1.35          19
 Class B.................     9.56                 291        9.51            1.29            1.29           0.39          --
 Class C.................     9.58                 337        9.87            1.30            1.30           0.41          --
 Class Y.................    10.70                  11       10.87            0.22            0.22           2.73          --
 From (commencement of
  operations) September
  30, 2005, through
  October 31, 2005
 Class A.................    (2.10)(f)             144        0.66(e)         0.51(e)         0.51(e)        2.77(e)       28
 Class B.................    (2.20)(f)              10        1.37(e)         1.25(e)         1.25(e)        0.86(e)       --
 Class C.................    (2.20)(f)              10        1.37(e)         1.26(e)         1.26(e)        0.85(e)       --
 Class Y.................    (2.10)(f)              10        0.29(e)         0.20(e)         0.20(e)        1.91(e)       --
THE HARTFORD TARGET
 RETIREMENT 2030 FUND(G)
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     8.91(f)            8,355        2.05(e)         0.51(e)         0.51(e)        1.11(e)       27
 Class B.................     8.47(f)              355        3.50(e)         1.17(e)         1.17(e)        1.23(e)       --
 Class C.................     8.60(f)              272        3.22(e)         1.17(e)         1.17(e)        0.66(e)       --
 Class Y.................     8.96(f)               35        2.00(e)         0.20(e)         0.20(e)        2.35(e)       --
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................     8.64(f)               10        2.48(e)         0.91(e)         0.91(e)       (0.36)(e)      --
 Class R4................     8.75(f)               10        2.15(e)         0.59(e)         0.59(e)       (0.05)(e)      --
 Class R5................     8.86(f)               11        1.88(e)         0.31(e)         0.31(e)        0.24(e)       --
 For the Year Ended
  October 31, 2006(h)
 Class A.................    10.00               1,857       13.00            0.53            0.53           0.37          19
 Class B.................     9.22                 305       15.15            1.24            1.24          (0.28)         --
 Class C.................     9.35                  81       19.26            1.10            1.10          (0.00)         --
 Class Y.................    10.40                  32       22.78            0.21            0.21           1.10          --
 From (commencement of
  operations) September
  30, 2005, through
  October 31, 2005
 Class A.................    (2.50)(f)              10        0.69(e)         0.48(e)         0.48(e)        0.76(e)       14
 Class B.................    (2.60)(f)              10        1.39(e)         1.24(e)         1.24(e)          --(e)       --
 Class C.................    (2.60)(f)               9        1.39(e)         1.24(e)         1.24(e)          --(e)       --
 Class Y.................    (2.50)(f)              10        0.34(e)         0.19(e)         0.19(e)        1.05(e)       --

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                         -- SELECTED PER-SHARE DATA(a) --
                           --------------------------------------------------------------

                                                                NET REALIZED
                                                                    AND
                           NET ASSET      NET       PAYMENTS     UNREALIZED      TOTAL
                           VALUE AT    INVESTMENT     FROM          GAIN          FROM
                           BEGINNING     INCOME       (TO)       (LOSS) ON     INVESTMENT
                           OF PERIOD     (LOSS)     AFFILIATE   INVESTMENTS    OPERATIONS
                           ---------   ----------   ---------   ------------   ----------
THE HARTFORD TAX-FREE
 CALIFORNIA FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................   $10.55      $   0.20      $  --        $(0.02)      $   0.18
 Class B.................    10.54          0.16         --         (0.02)          0.14
 Class C.................    10.56          0.16         --         (0.02)          0.14
 For the Year Ended
  October 31, 2006
 Class A.................    10.32          0.38         --          0.24           0.62
 Class B.................    10.31          0.30         --          0.24           0.54
 Class C.................    10.33          0.30         --          0.24           0.54
 For the Year Ended
  October 31, 2005
 Class A.................    10.32          0.38         --            --           0.38
 Class B.................    10.31          0.29         --          0.01           0.30
 Class C.................    10.33          0.29         --          0.01           0.30
 For the Year Ended
  October 31, 2004
 Class A.................     9.93          0.38         --          0.41           0.79
 Class B.................     9.92          0.34         --          0.38           0.72
 Class C.................     9.93          0.32         --          0.41           0.73
 From inception October
  31, 2002, through
  October 31, 2003
 Class A.................    10.00          0.37         --         (0.07)          0.30
 Class B.................    10.00          0.30         --         (0.08)          0.22
 Class C.................    10.00          0.30         --         (0.07)          0.23
THE TAX-FREE MINNESOTA
 FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    10.33          0.20         --         (0.07)          0.13
 Class B.................    10.35          0.16         --         (0.06)          0.10
 Class C.................    10.37          0.16         --         (0.07)          0.09
 Class L(m)..............    10.37          0.23         --         (0.10)          0.13
 Class Y(m)..............    10.34          0.21         --         (0.08)          0.13
 For the Year Ended
  October 31, 2006
 Class A.................    10.22          0.41         --          0.13           0.54
 Class B.................    10.23          0.33         --          0.14           0.47
 Class C.................    10.25          0.33         --          0.14           0.47
 Class L.................    10.25          0.40         --          0.14           0.54
 Class Y.................    10.22          0.41         --          0.14           0.55
 For the Year Ended
  October 31, 2005(h)
 Class A.................    10.44          0.39         --         (0.22)          0.17
 Class B.................    10.45          0.31         --         (0.21)          0.10
 Class C.................    10.46          0.32         --         (0.21)          0.11
 Class L.................    10.47          0.39         --         (0.22)          0.17
 Class Y.................    10.44          0.40         --         (0.23)          0.17
 For the Year Ended
  October 31, 2004
 Class A.................    10.46          0.41         --          0.24           0.65
 Class B.................    10.46          0.33         --          0.25           0.58
 Class C.................    10.48          0.33         --          0.24           0.57
 Class L.................    10.49          0.41         --          0.24           0.65
 Class Y.................    10.47          0.43         --          0.24           0.67
 For the Year Ended
  October 31, 2003(h)
 Class A.................    10.46          0.38         --          0.05           0.43
 Class B.................    10.47          0.31         --          0.04           0.35
 Class C.................    10.48          0.31         --          0.05           0.36
 Class L.................    10.49          0.39         --          0.05           0.44
 Class Y.................    10.49          0.40         --          0.06           0.46

                                                    -- SELECTED PER-SHARE DATA(a) --
                           -----------------------------------------------------------------------------------

                                                                                           NET
                                        DISTRIBUTIONS                                    INCREASE
                           DIVIDENDS        FROM                                        (DECREASE)   NET ASSET
                            FROM NET      REALIZED      DISTRIBUTIONS                     IN NET     VALUE AT
                           INVESTMENT      CAPITAL          FROM            TOTAL         ASSET         END
                             INCOME         GAINS          CAPITAL      DISTRIBUTIONS     VALUE      OF PERIOD
                           ----------   -------------   -------------   -------------   ----------   ---------
THE HARTFORD TAX-FREE
 CALIFORNIA FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................   $  (0.20)      $   --          $   --         $  (0.20)       $(0.02)     $10.53
 Class B.................      (0.16)          --              --            (0.16)        (0.02)      10.52
 Class C.................      (0.16)          --              --            (0.16)        (0.02)      10.54
 For the Year Ended
  October 31, 2006
 Class A.................      (0.38)       (0.01)             --            (0.39)         0.23       10.55
 Class B.................      (0.30)       (0.01)             --            (0.31)         0.23       10.54
 Class C.................      (0.30)       (0.01)             --            (0.31)         0.23       10.56
 For the Year Ended
  October 31, 2005
 Class A.................      (0.38)          --              --            (0.38)           --       10.32
 Class B.................      (0.30)          --              --            (0.30)           --       10.31
 Class C.................      (0.30)          --              --            (0.30)           --       10.33
 For the Year Ended
  October 31, 2004
 Class A.................      (0.40)          --              --            (0.40)         0.39       10.32
 Class B.................      (0.33)          --              --            (0.33)         0.39       10.31
 Class C.................      (0.33)          --              --            (0.33)         0.40       10.33
 From inception October
  31, 2002, through
  October 31, 2003
 Class A.................      (0.37)          --              --            (0.37)        (0.07)       9.93
 Class B.................      (0.30)          --              --            (0.30)        (0.08)       9.92
 Class C.................      (0.30)          --              --            (0.30)        (0.07)       9.93
THE TAX-FREE MINNESOTA
 FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................      (0.20)       (0.06)             --            (0.26)        (0.13)      10.20
 Class B.................      (0.17)       (0.06)             --            (0.23)        (0.13)      10.22
 Class C.................      (0.17)       (0.06)             --            (0.23)        (0.14)      10.23
 Class L(m)..............      (0.20)       (0.06)             --            (0.26)        (0.13)      10.24
 Class Y(m)..............      (0.21)       (0.06)             --            (0.27)        (0.14)      10.20
 For the Year Ended
  October 31, 2006
 Class A.................      (0.41)       (0.02)             --            (0.43)         0.11       10.33
 Class B.................      (0.33)       (0.02)             --            (0.35)         0.12       10.35
 Class C.................      (0.33)       (0.02)             --            (0.35)         0.12       10.37
 Class L.................      (0.40)       (0.02)             --            (0.42)         0.12       10.37
 Class Y.................      (0.41)       (0.02)             --            (0.43)         0.12       10.34
 For the Year Ended
  October 31, 2005(h)
 Class A.................      (0.39)          --              --            (0.39)        (0.22)      10.22
 Class B.................      (0.32)          --              --            (0.32)        (0.22)      10.23
 Class C.................      (0.32)          --              --            (0.32)        (0.21)      10.25
 Class L.................      (0.39)          --              --            (0.39)        (0.22)      10.25
 Class Y.................      (0.39)          --              --            (0.39)        (0.22)      10.22
 For the Year Ended
  October 31, 2004
 Class A.................      (0.40)       (0.27)             --            (0.67)        (0.02)      10.44
 Class B.................      (0.32)       (0.27)             --            (0.59)        (0.01)      10.45
 Class C.................      (0.32)       (0.27)             --            (0.59)        (0.02)      10.46
 Class L.................      (0.40)       (0.27)             --            (0.67)        (0.02)      10.47
 Class Y.................      (0.43)       (0.27)             --            (0.70)        (0.03)      10.44
 For the Year Ended
  October 31, 2003(h)
 Class A.................      (0.38)       (0.05)             --            (0.43)           --       10.46
 Class B.................      (0.31)       (0.05)             --            (0.36)        (0.01)      10.46
 Class C.................      (0.31)       (0.05)             --            (0.36)           --       10.48
 Class L.................      (0.39)       (0.05)             --            (0.44)           --       10.49
 Class Y.................      (0.43)       (0.05)             --            (0.48)        (0.02)      10.47

                                                            -- RATIOS AND SUPPLEMENTAL DATA --
                           -----------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                            RATIO OF        RATIO OF        EXPENSES
                                                            EXPENSES        EXPENSES       TO AVERAGE      RATIO OF
                                                           TO AVERAGE      TO AVERAGE      NET ASSETS        NET
                                                           NET ASSETS      NET ASSETS     AFTER WAIVERS   INVESTMENT
                                           NET ASSETS    BEFORE WAIVERS   AFTER WAIVERS        AND          INCOME
                                            AT END OF    AND INCLUDING    AND INCLUDING     EXCLUDING     TO AVERAGE   PORTFOLIO
                             TOTAL           PERIOD         INTEREST        INTEREST        INTEREST         NET       TURNOVER
                           RETURN(b)         (000'S)       EXPENSE(d)      EXPENSE(d)      EXPENSE(d)       ASSETS      RATE(c)
                           ---------       -----------   --------------   -------------   -------------   ----------   ---------
THE HARTFORD TAX-FREE
 CALIFORNIA FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     1.75%(f)     $    28,037        0.92%(e)        0.85%(e)        0.85%(e)       3.87%(e)      15%
 Class B.................     1.38(f)            1,935        1.70(e)         1.60(e)         1.60(e)        3.12(e)       --
 Class C.................     1.37(f)            4,485        1.71(e)         1.60(e)         1.60(e)        3.12(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................     6.13              24,796        0.99            0.90            0.90           3.71           2
 Class B.................     5.34               1,571        1.77            1.65            1.65           2.96          --
 Class C.................     5.33               3,435        1.78            1.65            1.65           2.95          --
 For the Year Ended
  October 31, 2005
 Class A.................     3.69              15,601        1.02            0.90            0.90           3.64          31
 Class B.................     2.92               1,305        1.80            1.65            1.65           2.90          --
 Class C.................     2.91               1,937        1.80            1.65            1.65           2.90          --
 For the Year Ended
  October 31, 2004
 Class A.................     8.15              14,846        1.03            0.95            0.95           3.85          41
 Class B.................     7.40               1,017        1.84            1.65            1.65           3.12          --
 Class C.................     7.49               1,448        1.85            1.65            1.65           3.06          --
 From inception October
  31, 2002, through
  October 31, 2003
 Class A.................     3.06(f)           10,799        1.57(e)         0.95(e)         0.95(e)        3.73(e)       64
 Class B.................     2.23(f)            1,827        2.32(e)         1.65(e)         1.65(e)        3.07(e)       --
 Class C.................     2.34(f)            1,230        2.18(e)         1.65(e)         1.65(e)        3.02(e)       --
THE TAX-FREE MINNESOTA
 FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     1.29(f)            9,221        1.20(e)         0.85(e)         0.85(e)        3.99(e)       10
 Class B.................     0.92(f)              786        1.96(e)         1.60(e)         1.60(e)        3.24(e)       --
 Class C.................     0.87(f)              697        1.93(e)         1.60(e)         1.60(e)        3.25(e)       --
 Class L(m)..............     1.26(f)            3,365        1.12(e)         0.90(e)         0.90(e)        4.55(e)       --
 Class Y(m)..............     1.26(f)           23,025        0.87(e)         0.72(e)         0.72(e)        4.58(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................     5.35               6,846        1.23            0.85            0.85           3.97          16
 Class B.................     4.65                 804        1.98            1.57            1.57           3.25          --
 Class C.................     4.65                 411        1.96            1.57            1.57           3.25          --
 Class L.................     5.38               2,648        1.11            0.87            0.87           3.95          --
 Class Y.................     5.44                  11        0.88            0.83            0.83           3.99          --
 For the Year Ended
  October 31, 2005(h)
 Class A.................     1.66               5,547        1.26            0.85            0.85           3.76          10
 Class B.................     0.91                 814        2.02            1.60            1.60           3.01          --
 Class C.................     1.01                 418        2.03            1.60            1.60           3.02          --
 Class L.................     1.62               2,890        1.12            0.90            0.90           3.70          --
 Class Y.................     1.66                  10        0.90            0.90            0.90           3.83          --
 For the Year Ended
  October 31, 2004
 Class A.................     6.37               4,286        1.27            0.98            0.98           3.87          13
 Class B.................     5.71                 645        1.99            1.68            1.68           3.16          --
 Class C.................     5.60                 321        1.98            1.69            1.69           3.15          --
 Class L.................     6.41               2,765        1.07            0.96            0.96           3.88          --
 Class Y.................     6.58                   1        0.85            0.85            0.85           4.07          --
 For the Year Ended
  October 31, 2003(h)
 Class A.................     4.23               3,242        1.50            1.15            1.15           3.58          17
 Class B.................     3.42                 532        2.21            1.85            1.85           2.88          --
 Class C.................     3.51                 414        2.09            1.85            1.85           2.88          --
 Class L.................     4.34               2,922        1.07            1.05            1.05           3.67          --
 Class Y.................     4.50                   1        0.91            0.80            0.80           3.82          --

The accompanying notes are an integral part of these financial statements.

\
--------------------------------------------------------------------------------

                                         -- SELECTED PER-SHARE DATA(a) --
                           --------------------------------------------------------------

                                                                NET REALIZED
                                                                    AND
                           NET ASSET      NET       PAYMENTS     UNREALIZED      TOTAL
                           VALUE AT    INVESTMENT     FROM          GAIN          FROM
                           BEGINNING     INCOME       (TO)       (LOSS) ON     INVESTMENT
                           OF PERIOD     (LOSS)     AFFILIATE   INVESTMENTS    OPERATIONS
                           ---------   ----------   ---------   ------------   ----------
THE TAX-FREE MINNESOTA
 FUND -- (CONTINUED)
 For the Period February
  19, 2002 through
  October 31, 2002
 Class A.................   $10.29      $   0.26      $  --        $ 0.16       $   0.42
 Class B.................    10.27          0.20         --          0.20           0.40
 Class C.................    10.27          0.20         --          0.21           0.41
 Class Y.................    10.29          0.29         --          0.20           0.49
 For the Year Ended
  October 31, 2002
 Class L.................    10.42          0.37         --          0.06           0.43
THE HARTFORD TAX-FREE
 NATIONAL FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    11.34          0.23         --         (0.05)          0.18
 Class B.................    11.26          0.18         --         (0.04)          0.14
 Class C.................    11.29          0.19         --         (0.05)          0.14
 Class L(m)..............    11.31          0.24         --         (0.07)          0.17
 Class Y(m)..............    11.32          0.26         --         (0.08)          0.18
 For the Year Ended
  October 31, 2006
 Class A.................    11.13          0.45         --          0.29           0.74
 Class B.................    11.06          0.37         --          0.28           0.65
 Class C.................    11.09          0.37         --          0.28           0.65
 Class L.................    11.10          0.44         --          0.29           0.73
 Class Y.................    11.11          0.46         --          0.29           0.75
 For the Year Ended
  October 31, 2005(h)
 Class A.................    11.22          0.43         --         (0.09)          0.34
 Class B.................    11.15          0.35         --         (0.09)          0.26
 Class C.................    11.18          0.35         --         (0.09)          0.26
 Class L.................    11.19          0.43         --         (0.09)          0.34
 Class Y.................    11.20          0.45         --         (0.10)          0.35
 For the Year Ended
  October 31, 2004
 Class A.................    11.07          0.45         --          0.32           0.77
 Class B.................    11.00          0.37         --          0.32           0.69
 Class C.................    11.02          0.37         --          0.33           0.70
 Class L.................    11.04          0.44         --          0.33           0.77
 Class Y.................    11.06          0.47         --          0.32           0.79
 For the Year Ended
  October 31, 2003
 Class A.................    11.28          0.41         --          0.04           0.45
 Class B.................    11.21          0.33         --          0.04           0.37
 Class C.................    11.23          0.33         --          0.04           0.37
 Class L.................    11.25          0.42         --          0.04           0.46
 Class Y.................    11.28          0.45         --          0.04           0.49
 For the Period February
  19, 2002 through
  October 31, 2002
 Class A.................    10.99          0.26         --          0.30           0.56
 Class B.................    10.97          0.20         --          0.25           0.45
 Class C.................    10.97          0.20         --          0.27           0.47
 Class Y.................    10.99          0.33         --          0.27           0.60
 For the Year Ended
  October 31, 2002
 Class L.................    11.16          0.39         --          0.12           0.51
THE HARTFORD TAX-FREE NEW
 YORK FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    10.53          0.20         --         (0.04)          0.16
 Class B.................    10.53          0.16         --         (0.04)          0.12
 Class C.................    10.53          0.16         --         (0.04)          0.12
 For the Year Ended
  October 31, 2006
 Class A.................    10.32          0.39         --          0.23           0.62
 Class B.................    10.32          0.31         --          0.24           0.55
 Class C.................    10.32          0.32         --          0.23           0.55

                                                    -- SELECTED PER-SHARE DATA(a) --
                           -----------------------------------------------------------------------------------

                                                                                           NET
                                        DISTRIBUTIONS                                    INCREASE
                           DIVIDENDS        FROM                                        (DECREASE)   NET ASSET
                            FROM NET      REALIZED      DISTRIBUTIONS                     IN NET     VALUE AT
                           INVESTMENT      CAPITAL          FROM            TOTAL         ASSET         END
                             INCOME         GAINS          CAPITAL      DISTRIBUTIONS     VALUE      OF PERIOD
                           ----------   -------------   -------------   -------------   ----------   ---------
THE TAX-FREE MINNESOTA
 FUND -- (CONTINUED)
 For the Period February
  19, 2002 through
  October 31, 2002
 Class A.................   $  (0.25)      $   --          $   --         $  (0.25)       $ 0.17      $10.46
 Class B.................      (0.20)          --              --            (0.20)         0.20       10.47
 Class C.................      (0.20)          --              --            (0.20)         0.21       10.48
 Class Y.................      (0.29)          --              --            (0.29)         0.20       10.49
 For the Year Ended
  October 31, 2002
 Class L.................      (0.36)          --              --            (0.36)         0.07       10.49
THE HARTFORD TAX-FREE
 NATIONAL FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................      (0.23)       (0.03)             --            (0.26)        (0.08)      11.26
 Class B.................      (0.19)       (0.03)             --            (0.22)        (0.08)      11.18
 Class C.................      (0.19)       (0.03)             --            (0.22)        (0.08)      11.21
 Class L(m)..............      (0.22)       (0.03)             --            (0.25)        (0.08)      11.23
 Class Y(m)..............      (0.23)       (0.03)             --            (0.26)        (0.08)      11.24
 For the Year Ended
  October 31, 2006
 Class A.................      (0.45)       (0.08)             --            (0.53)         0.21       11.34
 Class B.................      (0.37)       (0.08)             --            (0.45)         0.20       11.26
 Class C.................      (0.37)       (0.08)             --            (0.45)         0.20       11.29
 Class L.................      (0.44)       (0.08)             --            (0.52)         0.21       11.31
 Class Y.................      (0.46)       (0.08)             --            (0.54)         0.21       11.32
 For the Year Ended
  October 31, 2005(h)
 Class A.................      (0.43)          --              --            (0.43)        (0.09)      11.13
 Class B.................      (0.35)          --              --            (0.35)        (0.09)      11.06
 Class C.................      (0.35)          --              --            (0.35)        (0.09)      11.09
 Class L.................      (0.43)          --              --            (0.43)        (0.09)      11.10
 Class Y.................      (0.44)          --              --            (0.44)        (0.09)      11.11
 For the Year Ended
  October 31, 2004
 Class A.................      (0.45)       (0.17)             --            (0.62)         0.15       11.22
 Class B.................      (0.37)       (0.17)             --            (0.54)         0.15       11.15
 Class C.................      (0.37)       (0.17)             --            (0.54)         0.16       11.18
 Class L.................      (0.45)       (0.17)             --            (0.62)         0.15       11.19
 Class Y.................      (0.48)       (0.17)             --            (0.65)         0.14       11.20
 For the Year Ended
  October 31, 2003
 Class A.................      (0.41)       (0.25)             --            (0.66)        (0.21)      11.07
 Class B.................      (0.33)       (0.25)             --            (0.58)        (0.21)      11.00
 Class C.................      (0.33)       (0.25)             --            (0.58)        (0.21)      11.02
 Class L.................      (0.42)       (0.25)             --            (0.67)        (0.21)      11.04
 Class Y.................      (0.46)       (0.25)             --            (0.71)        (0.22)      11.06
 For the Period February
  19, 2002 through
  October 31, 2002
 Class A.................      (0.27)          --              --            (0.27)         0.29       11.28
 Class B.................      (0.21)          --              --            (0.21)         0.24       11.21
 Class C.................      (0.21)          --              --            (0.21)         0.26       11.23
 Class Y.................      (0.31)          --              --            (0.31)         0.29       11.28
 For the Year Ended
  October 31, 2002
 Class L.................      (0.38)       (0.04)             --            (0.42)         0.09       11.25
THE HARTFORD TAX-FREE NEW
 YORK FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................      (0.20)       (0.06)             --            (0.26)        (0.10)      10.43
 Class B.................      (0.16)       (0.06)             --            (0.22)        (0.10)      10.43
 Class C.................      (0.16)       (0.06)             --            (0.22)        (0.10)      10.43
 For the Year Ended
  October 31, 2006
 Class A.................      (0.39)       (0.02)             --            (0.41)         0.21       10.53
 Class B.................      (0.32)       (0.02)             --            (0.34)         0.21       10.53
 Class C.................      (0.32)       (0.02)             --            (0.34)         0.21       10.53

                                                            -- RATIOS AND SUPPLEMENTAL DATA --
                           -----------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                            RATIO OF        RATIO OF        EXPENSES
                                                            EXPENSES        EXPENSES       TO AVERAGE      RATIO OF
                                                           TO AVERAGE      TO AVERAGE      NET ASSETS        NET
                                                           NET ASSETS      NET ASSETS     AFTER WAIVERS   INVESTMENT
                                           NET ASSETS    BEFORE WAIVERS   AFTER WAIVERS        AND          INCOME
                                            AT END OF    AND INCLUDING    AND INCLUDING     EXCLUDING     TO AVERAGE   PORTFOLIO
                             TOTAL           PERIOD         INTEREST        INTEREST        INTEREST         NET       TURNOVER
                           RETURN(b)         (000'S)       EXPENSE(d)      EXPENSE(d)      EXPENSE(d)       ASSETS      RATE(c)
                           ---------       -----------   --------------   -------------   -------------   ----------   ---------
THE TAX-FREE MINNESOTA
 FUND -- (CONTINUED)
 For the Period February
  19, 2002 through
  October 31, 2002
 Class A.................     4.16%(f)     $     2,073        1.37%(e)        1.15%(e)        1.15%(e)       3.57%(e)      36%
 Class B.................     3.93(f)              238        2.09(e)         1.85(e)         1.85(e)        2.73(e)       --
 Class C.................     4.03(f)              304        1.92(e)         1.85(e)         1.85(e)        2.79(e)       --
 Class Y.................     4.92(f)                1        0.65(e)         0.65(e)         0.65(e)        3.83(e)       --
 For the Year Ended
  October 31, 2002
 Class L.................     4.22               3,344        1.04            1.04            1.04           3.56          --
THE HARTFORD TAX-FREE
 NATIONAL FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     1.60(f)          101,846        1.16(e)         0.85(e)         0.85(e)        4.07(e)       16
 Class B.................     1.24(f)            7,618        1.96(e)         1.60(e)         1.60(e)        3.32(e)       --
 Class C.................     1.24(f)           20,122        1.91(e)         1.60(e)         1.60(e)        3.32(e)       --
 Class L(m)..............     1.58(f)            9,032        1.11(e)         0.90(e)         0.90(e)        4.30(e)       --
 Class Y(m)..............     1.67(f)           27,754        0.86(e)         0.71(e)         0.71(e)        5.34(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................     6.82              71,876        1.22            1.00            1.00           4.06          14
 Class B.................     5.97               6,746        2.00            1.75            1.75           3.31          --
 Class C.................     5.95              12,889        1.97            1.75            1.75           3.31          --
 Class L.................     6.77               7,606        1.14            1.05            1.05           4.01          --
 Class Y.................     6.91                  11        0.91            0.89            0.89           4.17          --
 For the Year Ended
  October 31, 2005(h)
 Class A.................     3.10              46,163        1.26            1.00            1.00           3.88          22
 Class B.................     2.36               6,889        2.03            1.75            1.75           3.13          --
 Class C.................     2.35               8,496        1.99            1.75            1.75           3.13          --
 Class L.................     3.06               7,958        1.16            1.05            1.05           3.83          --
 Class Y.................     3.20                  10        0.95            0.95            0.95           4.04          --
 For the Year Ended
  October 31, 2004
 Class A.................     7.10              35,210        1.30            1.08            1.08           4.04          18
 Class B.................     6.39               6,236        2.01            1.78            1.78           3.32          --
 Class C.................     6.47               8,357        1.98            1.78            1.78           3.33          --
 Class L.................     7.12               7,687        1.15            1.08            1.08           4.02          --
 Class Y.................     7.36                   1        0.91            0.91            0.91           4.23          --
 For the Year Ended
  October 31, 2003
 Class A.................     4.18              21,457        1.61            1.15            1.15           3.75          35
 Class B.................     3.43               6,598        2.33            1.85            1.85           3.05          --
 Class C.................     3.42               7,588        2.21            1.85            1.85           3.06          --
 Class L.................     4.24               7,454        1.18            1.10            1.10           3.76          --
 Class Y.................     4.53                   1        1.17            0.85            0.85           4.06          --
 For the Period February
  19, 2002 through
  October 31, 2002
 Class A.................     5.17(f)           12,192        1.63(e)         1.15(e)         1.15(e)        3.31(e)       47
 Class B.................     4.18(f)            3,764        2.33(e)         1.85(e)         1.85(e)        2.54(e)       --
 Class C.................     4.37(f)            3,121        2.18(e)         1.85(e)         1.85(e)        2.57(e)       --
 Class Y.................     5.52(f)                1        0.63(e)         0.63(e)         0.63(e)        4.15(e)       --
 For the Year Ended
  October 31, 2002
 Class L.................     4.72               7,360        1.19            1.15            1.15           3.50          --
THE HARTFORD TAX-FREE NEW
 YORK FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     1.50(f)           11,567        0.98(e)         0.85(e)         0.85(e)        3.82(e)        6
 Class B.................     1.13(f)            1,841        1.75(e)         1.60(e)         1.60(e)        3.07(e)       --
 Class C.................     1.14(f)            2,737        1.74(e)         1.60(e)         1.60(e)        3.07(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................     6.21              11,182        1.03            0.85            0.85           3.78          25
 Class B.................     5.41               1,808        1.79            1.60            1.60           3.03          --
 Class C.................     5.41               2,492        1.78            1.60            1.60           3.03          --

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                         -- SELECTED PER-SHARE DATA(a) --
                           --------------------------------------------------------------

                                                                NET REALIZED
                                                                    AND
                           NET ASSET      NET       PAYMENTS     UNREALIZED      TOTAL
                           VALUE AT    INVESTMENT     FROM          GAIN          FROM
                           BEGINNING     INCOME       (TO)       (LOSS) ON     INVESTMENT
                           OF PERIOD     (LOSS)     AFFILIATE   INVESTMENTS    OPERATIONS
                           ---------   ----------   ---------   ------------   ----------
THE HARTFORD TAX-FREE NEW
 YORK FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2005
 Class A.................   $10.42      $   0.36      $  --        $(0.08)      $   0.28
 Class B.................    10.42          0.28         --         (0.08)          0.20
 Class C.................    10.42          0.28         --         (0.08)          0.20
 For the Year Ended
  October 31, 2004
 Class A.................    10.15          0.37         --          0.37           0.74
 Class B.................    10.15          0.30         --          0.37           0.67
 Class C.................    10.15          0.30         --          0.37           0.67
 From inception October
  31, 2002, through
  October 31, 2003
 Class A.................    10.00          0.34         --          0.16           0.50
 Class B.................    10.00          0.27         --          0.16           0.43
 Class C.................    10.00          0.27         --          0.16           0.43
THE HARTFORD TOTAL RETURN
 BOND FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................    10.59          0.24         --          0.06           0.30
 Class B.................    10.54          0.20         --          0.05           0.25
 Class C.................    10.61          0.21         --          0.04           0.25
 Class I.................    10.60          0.26         --          0.06           0.32
 Class Y.................    10.71          0.27         --          0.05           0.32
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................    10.76          0.17         --         (0.02)          0.15
 Class R4................    10.76          0.18         --         (0.02)          0.16
 Class R5................    10.76          0.18         --         (0.01)          0.17
 For the Year Ended
  October 31, 2006
 Class A.................    10.62          0.41         --          0.04           0.45
 Class B.................    10.57          0.33         --          0.04           0.37
 Class C.................    10.64          0.34         --          0.03           0.37
 Class Y.................    10.73          0.47         --          0.04           0.51
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................    10.51          0.08         --          0.09           0.17
 For the Year Ended
  October 31, 2005
 Class A.................    10.95          0.35         --         (0.24)          0.11
 Class B.................    10.90          0.27         --         (0.24)          0.03
 Class C.................    10.97          0.29         --         (0.25)          0.04
 Class Y.................    11.06          0.40         --         (0.24)          0.16
 For the Year Ended
  October 31, 2004
 Class A.................    11.14          0.32         --          0.21           0.53
 Class B.................    11.09          0.24         --          0.22           0.46
 Class C.................    11.12          0.26       0.01          0.23           0.50
 Class Y.................    11.24          0.39         --          0.21           0.60
 For the Year Ended
  October 31, 2003
 Class A.................    10.78          0.49         --          0.48           0.97
 Class B.................    10.73          0.42         --          0.47           0.89
 Class C.................    10.77          0.42         --          0.46           0.88
 Class Y.................    10.87          0.53         --          0.50           1.03
 For the Year Ended
  October 31, 2002(h)
 Class A.................    10.90          0.47         --            --           0.47
 Class B.................    10.85          0.40         --            --           0.40
 Class C.................    10.89          0.40         --            --           0.40
 Class Y.................    10.99          0.45         --          0.08           0.53

                                                    -- SELECTED PER-SHARE DATA(a) --
                           -----------------------------------------------------------------------------------

                                                                                           NET
                                        DISTRIBUTIONS                                    INCREASE
                           DIVIDENDS        FROM                                        (DECREASE)   NET ASSET
                            FROM NET      REALIZED      DISTRIBUTIONS                     IN NET     VALUE AT
                           INVESTMENT      CAPITAL          FROM            TOTAL         ASSET         END
                             INCOME         GAINS          CAPITAL      DISTRIBUTIONS     VALUE      OF PERIOD
                           ----------   -------------   -------------   -------------   ----------   ---------
THE HARTFORD TAX-FREE NEW
 YORK FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2005
 Class A.................   $  (0.36)      $(0.02)         $   --         $  (0.38)       $(0.10)     $10.32
 Class B.................      (0.28)       (0.02)             --            (0.30)        (0.10)      10.32
 Class C.................      (0.28)       (0.02)             --            (0.30)        (0.10)      10.32
 For the Year Ended
  October 31, 2004
 Class A.................      (0.39)       (0.08)             --            (0.47)         0.27       10.42
 Class B.................      (0.32)       (0.08)             --            (0.40)         0.27       10.42
 Class C.................      (0.32)       (0.08)             --            (0.40)         0.27       10.42
 From inception October
  31, 2002, through
  October 31, 2003
 Class A.................      (0.35)          --              --            (0.35)         0.15       10.15
 Class B.................      (0.28)          --              --            (0.28)         0.15       10.15
 Class C.................      (0.28)          --              --            (0.28)         0.15       10.15
THE HARTFORD TOTAL RETURN
 BOND FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................      (0.24)          --              --            (0.24)         0.06       10.65
 Class B.................      (0.20)          --              --            (0.20)         0.05       10.59
 Class C.................      (0.20)          --              --            (0.20)         0.05       10.66
 Class I.................      (0.27)          --              --            (0.27)         0.05       10.65
 Class Y.................      (0.26)          --              --            (0.26)         0.06       10.77
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................      (0.15)          --              --            (0.15)           --       10.76
 Class R4................      (0.16)          --              --            (0.16)           --       10.76
 Class R5................      (0.17)          --              --            (0.17)           --       10.76
 For the Year Ended
  October 31, 2006
 Class A.................      (0.42)       (0.06)             --            (0.48)        (0.03)      10.59
 Class B.................      (0.34)       (0.06)             --            (0.40)        (0.03)      10.54
 Class C.................      (0.34)       (0.06)             --            (0.40)        (0.03)      10.61
 Class Y.................      (0.47)       (0.06)             --            (0.53)        (0.02)      10.71
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................      (0.08)          --              --            (0.08)         0.09       10.60
 For the Year Ended
  October 31, 2005
 Class A.................      (0.40)       (0.04)             --            (0.44)        (0.33)      10.62
 Class B.................      (0.32)       (0.04)             --            (0.36)        (0.33)      10.57
 Class C.................      (0.33)       (0.04)             --            (0.37)        (0.33)      10.64
 Class Y.................      (0.45)       (0.04)             --            (0.49)        (0.33)      10.73
 For the Year Ended
  October 31, 2004
 Class A.................      (0.35)       (0.37)             --            (0.72)        (0.19)      10.95
 Class B.................      (0.28)       (0.37)             --            (0.65)        (0.19)      10.90
 Class C.................      (0.28)       (0.37)             --            (0.65)        (0.15)      10.97
 Class Y.................      (0.41)       (0.37)             --            (0.78)        (0.18)      11.06
 For the Year Ended
  October 31, 2003
 Class A.................      (0.50)       (0.11)             --            (0.61)         0.36       11.14
 Class B.................      (0.42)       (0.11)             --            (0.53)         0.36       11.09
 Class C.................      (0.42)       (0.11)             --            (0.53)         0.35       11.12
 Class Y.................      (0.55)       (0.11)             --            (0.66)         0.37       11.24
 For the Year Ended
  October 31, 2002(h)
 Class A.................      (0.52)       (0.07)             --            (0.59)        (0.12)      10.78
 Class B.................      (0.45)       (0.07)             --            (0.52)        (0.12)      10.73
 Class C.................      (0.45)       (0.07)             --            (0.52)        (0.12)      10.77
 Class Y.................      (0.58)       (0.07)             --            (0.65)        (0.12)      10.87

                                                            -- RATIOS AND SUPPLEMENTAL DATA --
                           -----------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                            RATIO OF        RATIO OF        EXPENSES
                                                            EXPENSES        EXPENSES       TO AVERAGE      RATIO OF
                                                           TO AVERAGE      TO AVERAGE      NET ASSETS        NET
                                                           NET ASSETS      NET ASSETS     AFTER WAIVERS   INVESTMENT
                                           NET ASSETS    BEFORE WAIVERS   AFTER WAIVERS        AND          INCOME
                                            AT END OF    AND INCLUDING    AND INCLUDING     EXCLUDING     TO AVERAGE   PORTFOLIO
                             TOTAL           PERIOD         INTEREST        INTEREST        INTEREST         NET       TURNOVER
                           RETURN(b)         (000'S)       EXPENSE(d)      EXPENSE(d)      EXPENSE(d)       ASSETS      RATE(c)
                           ---------       -----------   --------------   -------------   -------------   ----------   ---------
THE HARTFORD TAX-FREE NEW
 YORK FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2005
 Class A.................     2.66%        $    11,202        1.03%           0.85%           0.85%          3.45%         23%
 Class B.................     1.90               1,794        1.80            1.60            1.60           2.70          --
 Class C.................     1.90               2,677        1.79            1.60            1.60           2.70          --
 For the Year Ended
  October 31, 2004
 Class A.................     7.52              10,541        1.04            0.91            0.91           3.66          24
 Class B.................     6.76               1,568        1.74            1.61            1.61           2.96          --
 Class C.................     6.76               1,973        1.75            1.62            1.62           2.95          --
 From inception October
  31, 2002, through
  October 31, 2003
 Class A.................     5.03(f)            8,602        1.63(e)         0.95(e)         0.95(e)        3.34(e)       54
 Class B.................     4.30(f)            1,051        2.38(e)         1.65(e)         1.65(e)        2.64(e)       --
 Class C.................     4.30(f)            1,393        2.26(e)         1.65(e)         1.65(e)        2.67(e)       --
THE HARTFORD TOTAL RETURN
 BOND FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     2.87(f)          528,124        1.07(e)         1.00(e)         1.00(e)        4.65(e)      145
 Class B.................     2.41(f)           83,043        1.95(e)         1.75(e)         1.75(e)        3.89(e)       --
 Class C.................     2.39(f)           80,295        1.77(e)         1.75(e)         1.75(e)        3.89(e)       --
 Class I.................     3.02(f)            1,848        0.68(e)         0.68(e)         0.68(e)        5.03(e)       --
 Class Y.................     3.03(f)          329,168        0.61(e)         0.61(e)         0.61(e)        5.04(e)       --
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)
 Class R3................     2.71(f)               10        1.50(e)         1.25(e)         1.25(e)        4.43(e)       --
 Class R4................     2.80(f)               10        1.19(e)         1.00(e)         1.00(e)        4.68(e)       --
 Class R5................     2.86(f)               10        0.90(e)         0.85(e)         0.85(e)        4.83(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................     4.35             432,703        1.20            1.20            1.20           3.98         456
 Class B.................     3.56              79,506        2.02            1.95            1.95           3.20          --
 Class C.................     3.63              75,194        1.87            1.87            1.87           3.29          --
 Class Y.................     4.89             285,255        0.70            0.70            0.70           4.48          --
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006
 Class I.................     1.58(f)               38        1.01(e)         0.91(e)         0.91(e)        4.78(e)       --
 For the Year Ended
  October 31, 2005
 Class A.................     1.00             311,557        1.24            1.20            1.20           3.24         195
 Class B.................     0.25              81,028        2.00            1.95            1.95           2.49          --
 Class C.................     0.34              74,039        1.87            1.87            1.87           2.56          --
 Class Y.................     1.45             188,156        0.73            0.73            0.73           3.73          --
 For the Year Ended
  October 31, 2004
 Class A.................     5.10(i)          298,903        1.27            1.25            1.25           2.98         171
 Class B.................     4.37(i)           91,861        1.97            1.95            1.95           2.28          --
 Class C.................     4.76(i)           89,504        1.86            1.86            1.86           2.37          --
 Class Y.................     5.64             101,360        0.74            0.74            0.74           3.48          --
 For the Year Ended
  October 31, 2003
 Class A.................     9.16             268,655        1.40            1.25            1.25           3.39         199
 Class B.................     8.44             106,077        2.13            1.95            1.95           2.70          --
 Class C.................     8.31             110,214        2.01            1.95            1.95           2.71          --
 Class Y.................     9.68              60,125        0.81            0.80            0.80           3.82          --
 For the Year Ended
  October 31, 2002(h)
 Class A.................     4.50             215,083        1.42            1.25            1.25           4.65         149
 Class B.................     3.77              98,028        2.10            1.95            1.95           3.92          --
 Class C.................     3.80             107,479        1.98            1.95            1.95           3.92          --
 Class Y.................     5.01              39,778        0.78            0.78            0.78           5.16          --

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                         -- SELECTED PER-SHARE DATA(a) --
                           --------------------------------------------------------------

                                                                NET REALIZED
                                                                    AND
                           NET ASSET      NET       PAYMENTS     UNREALIZED      TOTAL
                           VALUE AT    INVESTMENT     FROM          GAIN          FROM
                           BEGINNING     INCOME       (TO)       (LOSS) ON     INVESTMENT
                           OF PERIOD     (LOSS)     AFFILIATE   INVESTMENTS    OPERATIONS
                           ---------   ----------   ---------   ------------   ----------
THE HARTFORD U.S.
 GOVERNMENT SECURITIES
 FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................   $ 9.23      $   0.22      $  --        $(0.01)      $   0.21
 Class B.................     9.18          0.18         --            --           0.18
 Class C.................     9.18          0.18         --            --           0.18
 Class L(m)..............     9.22          0.22         --         (0.01)          0.21
 Class Y(m)..............     9.20          0.22         --          0.03           0.25
 For the Year Ended
  October 31, 2006(h)
 Class A.................     9.32          0.42         --         (0.08)          0.34
 Class B.................     9.27          0.35         --         (0.08)          0.27
 Class C.................     9.27          0.35         --         (0.08)          0.27
 Class L.................     9.31          0.43         --         (0.08)          0.35
 Class Y.................     9.32          0.41         --         (0.07)          0.34
 For the Year Ended
  October 31, 2005
 Class A.................     9.65          0.40         --         (0.32)          0.08
 Class B.................     9.62          0.32         --         (0.34)         (0.02)
 Class C.................     9.61          0.32         --         (0.33)         (0.01)
 Class L.................     9.65          0.41         --         (0.34)          0.07
 Class Y.................     9.66          0.41         --         (0.31)          0.10
 For the Year Ended
  October 31, 2004
 Class A.................     9.67          0.40         --         (0.01)          0.39
 Class B.................     9.64          0.32         --            --           0.32
 Class C.................     9.63          0.32         --            --           0.32
 Class L.................     9.67          0.41         --         (0.01)          0.40
 Class Y.................     9.68          0.44         --         (0.02)          0.42
 For the Year Ended
  October 31, 2003
 Class A.................     9.88          0.41         --         (0.21)          0.20
 Class B.................     9.84          0.33         --         (0.19)          0.14
 Class C.................     9.84          0.33         --         (0.20)          0.13
 Class L.................     9.87          0.42         --         (0.19)          0.23
 Class Y.................     9.89          0.45         --         (0.20)          0.25
 For the Period February
  19, 2002 through
  October 31, 2002
 Class A.................     9.50          0.26         --          0.38           0.64
 Class B.................     9.46          0.21         --          0.38           0.59
 Class C.................     9.46          0.21         --          0.38           0.59
 Class Y.................     9.50          0.32         --          0.36           0.68
 For the Year Ended
  October 31, 2002
 Class L.................     9.67          0.39         --          0.20           0.59
THE HARTFORD VALUE FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)(h)
 Class A.................    12.91          0.06         --          1.18           1.24
 Class B.................    12.71          0.01         --          1.15           1.16
 Class C.................    12.71          0.01         --          1.15           1.16
 Class Y.................    12.91          0.09         --          1.18           1.27
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)(h)
 Class R3................    12.51          0.02         --          0.73           0.75
 Class R4................    12.51          0.04         --          0.72           0.76
 Class R5................    12.51          0.05         --          0.73           0.78
 For the Year Ended
  October 31, 2006
 Class A.................    10.79          0.09         --          2.11           2.20
 Class B.................    10.62          0.01         --          2.08           2.09
 Class C.................    10.62          0.01         --          2.08           2.09
 Class Y.................    10.79          0.15         --          2.10           2.25

                                                    -- SELECTED PER-SHARE DATA(a) --
                           -----------------------------------------------------------------------------------

                                                                                           NET
                                        DISTRIBUTIONS                                    INCREASE
                           DIVIDENDS        FROM                                        (DECREASE)   NET ASSET
                            FROM NET      REALIZED      DISTRIBUTIONS                     IN NET     VALUE AT
                           INVESTMENT      CAPITAL          FROM            TOTAL         ASSET         END
                             INCOME         GAINS          CAPITAL      DISTRIBUTIONS     VALUE      OF PERIOD
                           ----------   -------------   -------------   -------------   ----------   ---------
THE HARTFORD U.S.
 GOVERNMENT SECURITIES
 FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................   $  (0.22)      $   --          $   --         $  (0.22)       $(0.01)     $ 9.22
 Class B.................      (0.18)          --              --            (0.18)           --        9.18
 Class C.................      (0.18)          --              --            (0.18)           --        9.18
 Class L(m)..............      (0.22)          --              --            (0.22)        (0.01)       9.21
 Class Y(m)..............      (0.22)          --              --            (0.22)         0.03        9.23
 For the Year Ended
  October 31, 2006(h)
 Class A.................      (0.43)          --              --            (0.43)        (0.09)       9.23
 Class B.................      (0.36)          --              --            (0.36)        (0.09)       9.18
 Class C.................      (0.36)          --              --            (0.36)        (0.09)       9.18
 Class L.................      (0.44)          --              --            (0.44)        (0.09)       9.22
 Class Y.................      (0.46)          --              --            (0.46)        (0.12)       9.20
 For the Year Ended
  October 31, 2005
 Class A.................      (0.41)          --              --            (0.41)        (0.33)       9.32
 Class B.................      (0.33)          --              --            (0.33)        (0.35)       9.27
 Class C.................      (0.33)          --              --            (0.33)        (0.34)       9.27
 Class L.................      (0.41)          --              --            (0.41)        (0.34)       9.31
 Class Y.................      (0.44)          --              --            (0.44)        (0.34)       9.32
 For the Year Ended
  October 31, 2004
 Class A.................      (0.41)          --              --            (0.41)        (0.02)       9.65
 Class B.................      (0.34)          --              --            (0.34)        (0.02)       9.62
 Class C.................      (0.34)          --              --            (0.34)        (0.02)       9.61
 Class L.................      (0.42)          --              --            (0.42)        (0.02)       9.65
 Class Y.................      (0.44)          --              --            (0.44)        (0.02)       9.66
 For the Year Ended
  October 31, 2003
 Class A.................      (0.41)          --              --            (0.41)        (0.21)       9.67
 Class B.................      (0.34)          --              --            (0.34)        (0.20)       9.64
 Class C.................      (0.34)          --              --            (0.34)        (0.21)       9.63
 Class L.................      (0.43)          --              --            (0.43)        (0.20)       9.67
 Class Y.................      (0.46)          --              --            (0.46)        (0.21)       9.68
 For the Period February
  19, 2002 through
  October 31, 2002
 Class A.................      (0.26)          --              --            (0.26)         0.38        9.88
 Class B.................      (0.21)          --              --            (0.21)         0.38        9.84
 Class C.................      (0.21)          --              --            (0.21)         0.38        9.84
 Class Y.................      (0.29)          --              --            (0.29)         0.39        9.89
 For the Year Ended
  October 31, 2002
 Class L.................      (0.39)          --              --            (0.39)         0.20        9.87
THE HARTFORD VALUE FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)(h)
 Class A.................         --        (0.79)             --            (0.79)         0.45       13.36
 Class B.................         --        (0.79)             --            (0.79)         0.37       13.08
 Class C.................         --        (0.79)             --            (0.79)         0.37       13.08
 Class Y.................      (0.09)       (0.79)             --            (0.88)         0.39       13.30
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)(h)
 Class R3................         --           --              --               --          0.75       13.26
 Class R4................         --           --              --               --          0.76       13.27
 Class R5................         --           --              --               --          0.78       13.29
 For the Year Ended
  October 31, 2006
 Class A.................      (0.08)          --              --            (0.08)         2.12       12.91
 Class B.................         --           --              --               --          2.09       12.71
 Class C.................         --           --              --               --          2.09       12.71
 Class Y.................      (0.13)          --              --            (0.13)         2.12       12.91

                                                            -- RATIOS AND SUPPLEMENTAL DATA --
                           -----------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                            RATIO OF        RATIO OF        EXPENSES
                                                            EXPENSES        EXPENSES       TO AVERAGE      RATIO OF
                                                           TO AVERAGE      TO AVERAGE      NET ASSETS        NET
                                                           NET ASSETS      NET ASSETS     AFTER WAIVERS   INVESTMENT
                                           NET ASSETS    BEFORE WAIVERS   AFTER WAIVERS        AND          INCOME
                                            AT END OF    AND INCLUDING    AND INCLUDING     EXCLUDING     TO AVERAGE   PORTFOLIO
                             TOTAL           PERIOD         INTEREST        INTEREST        INTEREST         NET       TURNOVER
                           RETURN(b)         (000'S)       EXPENSE(d)      EXPENSE(d)      EXPENSE(d)       ASSETS      RATE(c)
                           ---------       -----------   --------------   -------------   -------------   ----------   ---------
THE HARTFORD U.S.
 GOVERNMENT SECURITIES
 FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)
 Class A.................     2.26%(f)     $    46,593        1.23%(e)        1.00%(e)        1.00%(e)       4.74%(e)      55%
 Class B.................     2.00(f)           15,307        2.08(e)         1.72(e)         1.72(e)        4.01(e)       --
 Class C.................     1.99(f)            8,922        1.92(e)         1.75(e)         1.75(e)        3.98(e)       --
 Class L(m)..............     2.30(f)           33,343        0.94(e)         0.93(e)         0.93(e)        4.97(e)       --
 Class Y(m)..............     2.70(f)           83,964        0.71(e)         0.71(e)         0.71(e)        6.42(e)       --
 For the Year Ended
  October 31, 2006(h)
 Class A.................     3.77              45,851        1.39            1.15            1.15           4.60         158
 Class B.................     3.01              17,011        2.20            1.91            1.91           3.84          --
 Class C.................     3.01               9,698        2.08            1.90            1.90           3.86          --
 Class L.................     3.86              30,712        1.08            1.08            1.08           4.67          --
 Class Y.................     3.75                 101        0.85            0.83            0.83           4.86          --
 For the Year Ended
  October 31, 2005
 Class A.................     0.79              47,252        1.38            1.15            1.15           4.17         108
 Class B.................    (0.17)             21,268        2.17            1.90            1.90           3.41          --
 Class C.................    (0.07)              9,631        2.05            1.90            1.90           3.41          --
 Class L.................     0.77              34,880        1.08            1.08            1.08           4.24          --
 Class Y.................     1.04               9,244        0.86            0.86            0.86           4.52          --
 For the Year Ended
  October 31, 2004
 Class A.................     4.08              53,401        1.38            1.20            1.20           4.09         110
 Class B.................     3.37              26,218        2.11            1.90            1.90           3.39          --
 Class C.................     3.37              13,926        2.00            1.90            1.90           3.38          --
 Class L.................     4.24              38,613        1.04            1.04            1.04           4.26          --
 Class Y.................     4.48                   1        0.83            0.83            0.83           4.51          --
 For the Year Ended
  October 31, 2003
 Class A.................     2.06              65,337        1.48            1.20            1.20           4.11         108
 Class B.................     1.45              38,210        2.21            1.90            1.90           3.41          --
 Class C.................     1.34              26,626        2.07            1.90            1.90           3.43          --
 Class L.................     2.32              43,202        1.06            1.06            1.06           4.24          --
 Class Y.................     2.51                   1        0.87            0.80            0.80           4.50          --
 For the Period February
  19, 2002 through
  October 31, 2002
 Class A.................     6.87(f)           75,245        1.59(e)         1.20(e)         1.20(e)        3.58(e)      218
 Class B.................     6.36(f)           39,276        2.28(e)         1.90(e)         1.90(e)        2.87(e)       --
 Class C.................     6.36(f)           40,708        2.11(e)         1.90(e)         1.90(e)        2.86(e)       --
 Class Y.................     7.32(f)                1        0.74(e)         0.74(e)         0.74(e)        4.36(e)       --
 For the Year Ended
  October 31, 2002
 Class L.................     6.29              49,048        1.06            1.06            1.06           4.20          --
THE HARTFORD VALUE FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)(h)
 Class A.................    10.25(f)(i)        87,549        1.30(e)         1.30(e)         1.30(e)        1.01(e)       16
 Class B.................     9.76(f)(i)        13,144        2.21(e)         2.14(e)         2.14(e)        0.17(e)       --
 Class C.................     9.76(f)(i)        14,085        2.07(e)         2.07(e)         2.07(e)        0.24(e)       --
 Class Y.................    10.50(f)(i)       277,608        0.86(e)         0.86(e)         0.86(e)        1.40(e)       --
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)(h)
 Class R3................    10.17(f)               11        1.76(e)         1.65(e)         1.65(e)        0.49(e)       --
 Class R4................    10.25(f)               11        1.44(e)         1.35(e)         1.35(e)        0.78(e)       --
 Class R5................    10.42(f)               11        1.16(e)         1.05(e)         1.05(e)        1.08(e)       --
 For the Year Ended
  October 31, 2006
 Class A.................    20.52              79,476        1.38            1.38            1.38           0.89          50
 Class B.................    19.68              11,957        2.29            2.13            2.13           0.15          --
 Class C.................    19.68              12,943        2.15            2.15            2.15           0.12          --
 Class Y.................    21.07              72,054        0.92            0.92            0.92           1.36          --

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                          -- SELECTED PER-SHARE DATA(a) --
                           --------------------------------------------------------------

                                                                NET REALIZED
                                                                    AND
                           NET ASSET      NET       PAYMENTS     UNREALIZED      TOTAL
                           VALUE AT    INVESTMENT     FROM          GAIN          FROM
                           BEGINNING     INCOME       (TO)       (LOSS) ON     INVESTMENT
                           OF PERIOD     (LOSS)     AFFILIATE   INVESTMENTS    OPERATIONS
                           ---------   ----------   ---------   ------------   ----------
THE HARTFORD VALUE
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2005
 Class A.................   $ 9.71      $   0.08      $  --        $ 1.04       $   1.12
 Class B.................     9.60            --         --          1.02           1.02
 Class C.................     9.60            --         --          1.02           1.02
 Class Y.................     9.71          0.12         --          1.05           1.17
 For the Year Ended
  October 31, 2004(h)
 Class A.................     8.92          0.07         --          0.79           0.86
 Class B.................     8.83          0.01         --          0.78           0.79
 Class C.................     8.83          0.01         --          0.78           0.79
 Class Y.................     8.95          0.10         --          0.77           0.87
 For the Year Ended
  October 31, 2003(h)
 Class A.................     7.59          0.08         --          1.31           1.39
 Class B.................     7.51          0.03         --          1.29           1.32
 Class C.................     7.51          0.03         --          1.29           1.32
 Class Y.................     7.64          0.16         --          1.25           1.41
 For the Year Ended
  October 31, 2002(h)
 Class A.................     9.02          0.05         --         (1.43)         (1.38)
 Class B.................     8.99         (0.02)        --         (1.41)         (1.43)
 Class C.................     8.99         (0.02)        --         (1.41)         (1.43)
 Class Y.................     9.04          0.09         --         (1.44)         (1.35)
THE HARTFORD VALUE
 OPPORTUNITIES FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)(h)
 Class A.................    18.26          0.05         --          1.95           2.00
 Class B.................    16.92         (0.01)        --          1.79           1.78
 Class C.................    16.92         (0.01)        --          1.79           1.78
 Class I.................    18.27          0.06         --          1.96           2.02
 Class L(k)..............    18.29          0.04         --          1.98           2.02
 Class Y.................    18.48          0.09         --          2.02           2.11
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)(h)
 Class R3................    17.74          0.01         --          1.20           1.21
 Class R4................    17.74          0.03         --          1.20           1.23
 Class R5................    17.74          0.05         --          1.20           1.25
 For the Year Ended
  October 31, 2006(h)
 Class A.................    15.56          0.09         --          3.11           3.20
 Class B.................    14.56         (0.03)        --          2.89           2.86
 Class C.................    14.56         (0.04)        --          2.90           2.86
 Class L.................    15.58          0.12         --          3.11           3.23
 Class Y.................    15.74          0.15         --          3.15           3.30
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006(h)
 Class I.................    17.12          0.01         --          1.14           1.15
 For the Year Ended
  October 31, 2005
 Class A.................    14.06          0.03         --          1.47           1.50
 Class B.................    13.24         (0.05)        --          1.37           1.32
 Class C.................    13.25         (0.05)        --          1.36           1.31
 Class L.................    14.06          0.07         --          1.45           1.52
 Class Y.................    14.17          0.05         --          1.52           1.57
 For the Year Ended
  October 31, 2004
 Class A.................    12.15          0.01         --          1.90           1.91
 Class B.................    11.53         (0.06)        --          1.77           1.71
 Class C.................    11.53         (0.06)        --          1.78           1.72
 Class L.................    12.15            --         --          1.91           1.91
 Class Y.................    12.22          0.01         --          1.94           1.95

                                                    -- SELECTED PER-SHARE DATA(a) --
                           -----------------------------------------------------------------------------------

                                                                                           NET
                                        DISTRIBUTIONS                                    INCREASE
                           DIVIDENDS        FROM                                        (DECREASE)   NET ASSET
                            FROM NET      REALIZED      DISTRIBUTIONS                     IN NET     VALUE AT
                           INVESTMENT      CAPITAL          FROM            TOTAL         ASSET         END
                             INCOME         GAINS          CAPITAL      DISTRIBUTIONS     VALUE      OF PERIOD
                           ----------   -------------   -------------   -------------   ----------   ---------
THE HARTFORD VALUE
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2005
 Class A.................   $  (0.04)      $   --          $   --         $  (0.04)       $ 1.08      $10.79
 Class B.................         --           --              --               --          1.02       10.62
 Class C.................         --           --              --               --          1.02       10.62
 Class Y.................      (0.09)          --              --            (0.09)         1.08       10.79
 For the Year Ended
  October 31, 2004(h)
 Class A.................      (0.07)          --              --            (0.07)         0.79        9.71
 Class B.................      (0.02)          --              --            (0.02)         0.77        9.60
 Class C.................      (0.02)          --              --            (0.02)         0.77        9.60
 Class Y.................      (0.11)          --              --            (0.11)         0.76        9.71
 For the Year Ended
  October 31, 2003(h)
 Class A.................      (0.06)          --              --            (0.06)         1.33        8.92
 Class B.................         --           --              --               --          1.32        8.83
 Class C.................         --           --              --               --          1.32        8.83
 Class Y.................      (0.10)          --              --            (0.10)         1.31        8.95
 For the Year Ended
  October 31, 2002(h)
 Class A.................         --        (0.05)             --            (0.05)        (1.43)       7.59
 Class B.................         --        (0.05)             --            (0.05)        (1.48)       7.51
 Class C.................         --        (0.05)             --            (0.05)        (1.48)       7.51
 Class Y.................         --        (0.05)             --            (0.05)        (1.40)       7.64
THE HARTFORD VALUE
 OPPORTUNITIES FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)(h)
 Class A.................      (0.14)       (1.52)             --            (1.66)         0.34       18.60
 Class B.................      (0.04)       (1.52)             --            (1.56)         0.22       17.14
 Class C.................      (0.08)       (1.52)             --            (1.60)         0.18       17.10
 Class I.................      (0.32)       (1.52)             --            (1.84)         0.18       18.45
 Class L(k)..............      (0.14)       (1.52)             --            (1.66)         0.36       18.65
 Class Y.................         --        (1.52)             --            (1.52)         0.59       19.07
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)(h)
 Class R3................         --           --              --               --          1.21       18.95
 Class R4................         --           --              --               --          1.23       18.97
 Class R5................         --           --              --               --          1.25       18.99
 For the Year Ended
  October 31, 2006(h)
 Class A.................         --        (0.50)             --            (0.50)         2.70       18.26
 Class B.................         --        (0.50)             --            (0.50)         2.36       16.92
 Class C.................         --        (0.50)             --            (0.50)         2.36       16.92
 Class L.................      (0.02)       (0.50)             --            (0.52)         2.71       18.29
 Class Y.................      (0.06)       (0.50)             --            (0.56)         2.74       18.48
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006(h)
 Class I.................         --           --              --               --          1.15       18.27
 For the Year Ended
  October 31, 2005
 Class A.................         --           --              --               --          1.50       15.56
 Class B.................         --           --              --               --          1.32       14.56
 Class C.................         --           --              --               --          1.31       14.56
 Class L.................         --           --              --               --          1.52       15.58
 Class Y.................         --           --              --               --          1.57       15.74
 For the Year Ended
  October 31, 2004
 Class A.................         --           --              --               --          1.91       14.06
 Class B.................         --           --              --               --          1.71       13.24
 Class C.................         --           --              --               --          1.72       13.25
 Class L.................         --           --              --               --          1.91       14.06
 Class Y.................         --           --              --               --          1.95       14.17

                                                            -- RATIOS AND SUPPLEMENTAL DATA --
                           -----------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                            RATIO OF        RATIO OF        EXPENSES
                                                            EXPENSES        EXPENSES       TO AVERAGE      RATIO OF
                                                           TO AVERAGE      TO AVERAGE      NET ASSETS        NET
                                                           NET ASSETS      NET ASSETS     AFTER WAIVERS   INVESTMENT
                                           NET ASSETS    BEFORE WAIVERS   AFTER WAIVERS        AND          INCOME
                                            AT END OF    AND INCLUDING    AND INCLUDING     EXCLUDING     TO AVERAGE   PORTFOLIO
                             TOTAL           PERIOD         INTEREST        INTEREST        INTEREST         NET       TURNOVER
                           RETURN(b)         (000'S)       EXPENSE(d)      EXPENSE(d)      EXPENSE(d)       ASSETS      RATE(c)
                           ---------       -----------   --------------   -------------   -------------   ----------   ---------
THE HARTFORD VALUE
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2005
 Class A.................    11.50%        $    63,417        1.41%           1.40%           1.40%          0.76%         29%
 Class B.................    10.62              10,091        2.34            2.15            2.15           0.01          --
 Class C.................    10.62              10,238        2.19            2.15            2.15           0.02          --
 Class Y.................    12.06              60,218        0.93            0.93            0.93           1.19          --
 For the Year Ended
  October 31, 2004(h)
 Class A.................     9.70              56,845        1.46            1.45            1.45           0.76          34
 Class B.................     8.91               8,948        2.36            2.15            2.15           0.06          --
 Class C.................     8.91              10,838        2.17            2.15            2.15           0.06          --
 Class Y.................     9.76              21,373        0.91            0.91            0.91           1.32          --
 For the Year Ended
  October 31, 2003(h)
 Class A.................    18.43              42,101        1.57            1.45            1.45           1.02          35
 Class B.................    17.58               7,305        2.30            2.15            2.15           0.32          --
 Class C.................    17.58              10,231        2.18            2.15            2.15           0.32          --
 Class Y.................    18.66                  27        1.00            1.00            1.00           1.46          --
 For the Year Ended
  October 31, 2002(h)
 Class A.................   (15.42)             30,010        1.63            1.45            1.45           0.69          35
 Class B.................   (16.03)              5,222        2.31            2.15            2.15          (0.02)         --
 Class C.................   (16.03)              9,110        2.21            2.15            2.15          (0.04)         --
 Class Y.................   (15.05)                230        0.98            0.98            0.98           1.09          --
THE HARTFORD VALUE
 OPPORTUNITIES FUND
 For the Six-Month Period
  Ended April 30, 2007
  (Unaudited)(h)
 Class A.................    11.89(f)(i)       140,813        1.51(e)         1.40(e)         1.40(e)        0.60(e)       29
 Class B.................    11.43(f)(i)        21,404        2.40(e)         2.14(e)         2.14(e)       (0.14)(e)      --
 Class C.................    11.45(f)(i)        27,537        2.22(e)         2.15(e)         2.15(e)       (0.15)(e)      --
 Class I.................    12.02(f)(i)           906        1.12(e)         1.12(e)         1.12(e)        0.76(e)       --
 Class L(k)..............    11.96(f)(i)        47,948        1.28(e)         1.26(e)         1.26(e)        0.42(e)       --
 Class Y.................    12.30(f)(i)           171        0.92(e)         0.92(e)         0.92(e)        2.03(e)       --
 From (commencement of
  operations) December
  22, 2006, through April
  30, 2007 (Unaudited)(h)
 Class R3................    11.60(f)               11        1.92(e)         1.65(e)         1.65(e)        0.16(e)       --
 Class R4................    11.71(f)               11        1.60(e)         1.35(e)         1.35(e)        0.46(e)       --
 Class R5................    11.83(f)               11        1.33(e)         1.05(e)         1.05(e)        0.77(e)       --
 For the Year Ended
  October 31, 2006(h)
 Class A.................    21.12             111,324        1.52            1.40            1.40           0.51          57
 Class B.................    20.21              18,271        2.38            2.12            2.12          (0.20)         --
 Class C.................    20.20              22,466        2.22            2.15            2.15          (0.24)         --
 Class L.................    21.31              32,983        1.23            1.23            1.23           0.68          --
 Class Y.................    21.55             102,915        1.00            1.00            1.00           0.90          --
 From (commencement of
  operations) August 31,
  2006, through October
  31, 2006(h)
 Class I.................     6.72(f)               12        1.38(e)         1.15(e)         1.15(e)        0.12(e)       --
 For the Year Ended
  October 31, 2005
 Class A.................    10.67              66,368        1.62            1.40            1.40           0.27          38
 Class B.................     9.97              13,560        2.51            2.15            2.15          (0.47)         --
 Class C.................     9.89              13,258        2.33            2.15            2.15          (0.47)         --
 Class L.................    10.81              27,674        1.30            1.30            1.30           0.45          --
 Class Y.................    11.08              95,974        1.07            1.07            1.07           0.55          --
 For the Year Ended
  October 31, 2004
 Class A.................    15.72              24,601        1.82            1.45            1.45           0.08          52
 Class B.................    14.83               5,709        2.70            2.15            2.15          (0.64)         --
 Class C.................    14.92               5,627        2.47            2.15            2.15          (0.64)         --
 Class L.................    15.72              25,687        1.42            1.42            1.42           0.04          --
 Class Y.................    15.96              10,101        1.16            1.16            1.16           0.34          --

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                          -- SELECTED PER-SHARE DATA(a) --
                           --------------------------------------------------------------

                                                                NET REALIZED
                                                                    AND
                           NET ASSET      NET       PAYMENTS     UNREALIZED      TOTAL
                           VALUE AT    INVESTMENT     FROM          GAIN          FROM
                           BEGINNING     INCOME       (TO)       (LOSS) ON     INVESTMENT
                           OF PERIOD     (LOSS)     AFFILIATE   INVESTMENTS    OPERATIONS
                           ---------   ----------   ---------   ------------   ----------
THE HARTFORD VALUE
 OPPORTUNITIES
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2003
 Class A.................   $ 9.26      $  (0.01)     $  --        $ 2.90       $   2.89
 Class B.................     8.84         (0.04)        --          2.73           2.69
 Class C.................     8.85         (0.04)        --          2.72           2.68
 Class L.................     9.26         (0.01)        --          2.90           2.89
 Class Y.................     9.30          0.01         --          2.91           2.92
 For the Period February
  19, 2002 through
  October 31, 2002
 Class A.................    11.73            --         --         (2.47)         (2.47)
 Class B.................    11.26         (0.02)        --         (2.40)         (2.42)
 Class C.................    11.26         (0.02)        --         (2.39)         (2.41)
 Class Y.................    11.73          0.05         --         (2.48)         (2.43)
 For the Year Ended
  October 31, 2002
 Class L.................    11.99            --         --         (1.92)         (1.92)

                                                    -- SELECTED PER-SHARE DATA(a) --
                           -----------------------------------------------------------------------------------

                                                                                           NET
                                        DISTRIBUTIONS                                    INCREASE
                           DIVIDENDS        FROM                                        (DECREASE)   NET ASSET
                            FROM NET      REALIZED      DISTRIBUTIONS                     IN NET     VALUE AT
                           INVESTMENT      CAPITAL          FROM            TOTAL         ASSET         END
                             INCOME         GAINS          CAPITAL      DISTRIBUTIONS     VALUE      OF PERIOD
                           ----------   -------------   -------------   -------------   ----------   ---------
THE HARTFORD VALUE
 OPPORTUNITIES
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2003
 Class A.................   $     --       $   --          $   --         $     --        $ 2.89      $12.15
 Class B.................         --           --              --               --          2.69       11.53
 Class C.................         --           --              --               --          2.68       11.53
 Class L.................         --           --              --               --          2.89       12.15
 Class Y.................         --           --              --               --          2.92       12.22
 For the Period February
  19, 2002 through
  October 31, 2002
 Class A.................         --           --              --               --         (2.47)       9.26
 Class B.................         --           --              --               --         (2.42)       8.84
 Class C.................         --           --              --               --         (2.41)       8.85
 Class Y.................         --           --              --               --         (2.43)       9.30
 For the Year Ended
  October 31, 2002
 Class L.................         --        (0.81)             --            (0.81)        (2.73)       9.26

                                                            -- RATIOS AND SUPPLEMENTAL DATA --
                           -----------------------------------------------------------------------------------------------------
                                                                                            RATIO OF
                                                            RATIO OF        RATIO OF        EXPENSES
                                                            EXPENSES        EXPENSES       TO AVERAGE      RATIO OF
                                                           TO AVERAGE      TO AVERAGE      NET ASSETS        NET
                                                           NET ASSETS      NET ASSETS     AFTER WAIVERS   INVESTMENT
                                           NET ASSETS    BEFORE WAIVERS   AFTER WAIVERS        AND          INCOME
                                            AT END OF    AND INCLUDING    AND INCLUDING     EXCLUDING     TO AVERAGE   PORTFOLIO
                             TOTAL           PERIOD         INTEREST        INTEREST        INTEREST         NET       TURNOVER
                           RETURN(b)         (000'S)       EXPENSE(d)      EXPENSE(d)      EXPENSE(d)       ASSETS      RATE(c)
                           ---------       -----------   --------------   -------------   -------------   ----------   ---------
THE HARTFORD VALUE
 OPPORTUNITIES
 FUND -- (CONTINUED)
 For the Year Ended
  October 31, 2003
 Class A.................    31.21%        $     5,917        1.92%           1.45%           1.45%         (0.10)%        57%
 Class B.................    30.43               1,932        2.63            2.15            2.15          (0.80)         --
 Class C.................    30.28               1,613        2.51            2.15            2.15          (0.81)         --
 Class L.................    31.21              22,701        1.51            1.45            1.45          (0.11)         --
 Class Y.................    31.40                   1        1.33            1.25            1.25           0.08          --
 For the Period February
  19, 2002 through
  October 31, 2002
 Class A.................   (21.06)(f)           2,600        1.92(e)         1.45(e)         1.45(e)        0.04(e)       70
 Class B.................   (21.45)(f)             481        2.61(e)         2.15(e)         2.15(e)       (0.71)(e)      --
 Class C.................   (21.41)(f)             430        2.48(e)         2.15(e)         2.15(e)       (0.75)(e)      --
 Class Y.................   (20.75)(f)               1        1.13(e)         1.00(e)         1.00(e)        0.49(e)       --
 For the Year Ended
  October 31, 2002
 Class L.................   (17.34)             19,684        1.43            1.43            1.43          (0.11)         --

---------------
(a) Information presented relates to a share outstanding throughout the indicated period.
(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(c) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)  Ratios do not include fees paid indirectly.
(e)  Annualized.
(f)  Not annualized.
(g)  Expense ratios do not include expenses of the underlying funds.
(h) Per share amounts have been calculated using average shares outstanding method.
(i) Total return without the inclusion of the Payments from (to) Affiliate, as noted on the Statement of Operations, can be found in Note 3(g).
(k) Classes H, M and N were merged into Class L on February 9, 2007. Please refer to Note 8 in the Notes to Financial Statements for further details.
(l) Classes H, M and N were merged into Class L and Class Z was merged into Class Y on February 9, 2007. Please refer to Note 8 in the Notes to Financial Statements for further details.
(m) Classes H, M and N were merged into Class L and Class E was merged into Class Y on February 9, 2007. Please refer to Note 8 in the Notes to Financial Statements for further details.

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 DIRECTORS AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

The Board of Directors elects officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Directors. Each director serves until his or her death, resignation, or retirement or until the next meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a substantial financial interest in The Hartford are considered "interested" persons of the Funds pursuant to the Investment Company Act of 1940. Each officer and three of the Funds' directors, as noted in the chart below, are "interested" persons of the Funds. Each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc. which collectively consist of 86 funds. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, CT 06104-2999, except that correspondence to Ms. Fagely and Ms. Settimi may be sent to 500 Bielenberg Drive, Woodbury, MN 55125.

The table below sets forth, for each director and officer, his or her name, age, current position with the Funds, date first elected or appointed to The Hartford Mutual Funds, Inc. ("MF") and The Hartford Mutual Funds II, Inc. ("MF2"), principal occupation, and, for directors, other directorships held. The Funds' statement of additional information contains further information on the directors and is available free of charge by calling 1-888-843-7824 or writing to Hartford Mutual Funds, P.O. Box 64387, St. Paul, MN 55164-0387.

Information on the aggregate remuneration paid to the directors by each Fund can be found in the Statements of Operations herein. The Funds do not pay salaries or compensation to any of their officers or directors who are employed by The Hartford.

NON-INTERESTED DIRECTORS

LYNN S. BIRDSONG (age 60) Director since 2003, Chairman of the Litigation Committee; Co-Chairman of the Investment Committee
     Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm. Since 2003, Mr. Birdsong has been an independent director of The Japan Fund. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an interested director of The Japan Fund.

ROBERT M. GAVIN (age 66) Director since 2002 (MF) and 1986(MF2), Chairman of the Board since 2004
     Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community; and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

DUANE E. HILL (age 61) Director since 2001 (MF) and 2002 (MF2), Chairman of the Nominating Committee
     Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company that invests primarily in minority-owned small businesses. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that serves as sponsor and lead investor in leveraged buyouts of middle market companies.

SANDRA S. JAFFEE (age 65) Director since 2005
     Ms. Jaffee is Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions. Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm, from August 2004 to August 2005. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and Chief Executive Officer of Citibank's Global Securities Services.

WILLIAM P. JOHNSTON (age 62) Director since 2005, Chairman of the Compliance Committee
     In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity investment firm. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

PHILLIP O. PETERSON (age 62) Director since 2002 (MF) and 2000 (MF2), Chairman of the Audit Committee
     Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Directors. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

LEMMA W. SENBET (age 60) Director since 2005
     Dr. Senbet is the William E. Mayer Chair Professor of Finance at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department during 1998-2006. Previously, he was an endowed professor of finance at the University of Wisconsin-Madison. Also, he was director of the Fortis Funds from March 2000-July 2002. Professor Senbet served the finance profession in various capacities including, as director of the American Finance Association and President of the Western Finance Association.

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

INTERESTED DIRECTORS AND OFFICERS

THOMAS M. MARRA (age 48) Director since 2002
     Mr. Marra is President and Chief Operating Officer of Hartford Life, Inc. He is also a member of the Board of Directors and a member of the Office of the Chairman for The Hartford Financial Services Group, Inc. ("The Hartford"), the parent company of Hartford Life. Mr. Marra was named President of Hartford Life in 2001 and COO in 2000, and served as Director of Hartford Life's Investment Products Division from 1998 to 2000. Mr. Marra is also a Managing Member and President of Hartford Investment Financial Services, LLC ("HIFSCO") and HL Investment Advisors, LLC ("HL Advisors"). Mr. Marra served as Chairman of the Board of Hartford Mutual Funds from 2002 to 2004.

LOWNDES A. SMITH (age 67) Director since 2002, Co-Chairman of the Investment Committee
     Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith has served as a director of White Mountains Insurance Group since November 2003.

DAVID M. ZNAMIEROWSKI (age 46) Director since 1999 (MF) and 2005 (MF2), President since 2001
     Mr. Znamierowski currently serves as President of Hartford Investment Management Company ("Hartford Investment Management"), and as Executive Vice President and Chief Investment Officer for The Hartford, Hartford Life, Inc., and Hartford Life Insurance Company. Mr. Znamierowski is also a Managing Member, Executive Vice President and Chief Investment Officer of HIFSCO and HL Advisors.

OTHER OFFICERS

ROBERT M. ARENA (age 38) Vice President since 2006
     Mr. Arena is Senior Vice President of Hartford Life and heads its Retail Product Management Group in the U.S. Wealth Management Division. Prior to joining The Hartford in 2004, he was Senior Vice President in charge of Product Management for American Skandia/ Prudential in the individual annuities division. Mr. Arena had joined American Skandia in 1996.

TAMARA L. FAGELY (age 48) Vice President, Treasurer and Controller since 1993
     Ms. Fagely has been Vice President of HASCO since 1998 and Chief Financial Officer of HASCO since 2006. Currently, Ms. Fagely is a Vice President of Hartford Life. She served as Assistant Vice President of Hartford Life from December 2001 through May 2005.

THOMAS D. JONES III (age 42) Vice President and Chief Compliance Officer since 2006
     Mr. Jones joined Hartford Life as Vice President and Director of Securities Compliance in 2006 from SEI Investments, where he served as Chief Compliance Officer for its mutual funds and investment advisers. Prior to joining SEI, Mr. Jones was First Vice President and Compliance Director for Merrill Lynch Investment Managers (Americas), where he worked from 1992-2004.

EDWARD P. MACDONALD (age 39) Vice President, Secretary and Chief Legal Officer since 2005
     Mr. Macdonald serves as Assistant General Counsel of The Hartford. Prior to joining The Hartford in 2005, Mr. Macdonald was Chief Counsel, Investment Management, with Prudential Financial (formerly American Skandia Investment Services, Inc.). He joined Prudential in April 1999.

VERN J. MEYER (age 43) Vice President since 2006
     Mr. Meyer serves as Vice President of Hartford Life and Director of its Investment Advisory Group in the U.S. Wealth Management Division. Prior to joining The Hartford in 2004, Mr. Meyer served as Vice President and managing director of MassMutual, which he joined in 1987.

DENISE A. SETTIMI (age 46) Vice President since 2005
     Ms. Settimi currently serves as Operations Officer of HASCO. Previously, Ms. Settimi was with American Express Financial Advisors, where she was Director of Retirement Plan Services from 1997 to 2003.

JOHN C. WALTERS (age 45) Vice President since 2001
     Mr. Walters serves as Executive Vice President and Director of the U.S. Wealth Management Division of Hartford Life Insurance Company. Mr. Walters is also a Managing Member and Executive Vice President of HIFSCO and HL Advisors. Previously Mr. Walters was with First Union Securities.

 HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROXY VOTING
 RECORDS

    HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROXY VOTING
                                     RECORDS

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and a record of how the Funds voted any proxies for the twelve month period ended June 30, 2006 is available
(1) without charge, upon request, by calling 888-843-7824 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

                    QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Funds file a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds Forms N-Q will be available (1) without charge, upon request, by calling 888-843-7824 and (2) on the Securities and Exchange Commission's website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 EXPENSE EXAMPLE
--------------------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) (2) ongoing costs including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of October 31, 2006 through April 30, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6, then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                           ACTUAL RETURN
                       -----------------------------------------------------
                                                             EXPENSES PAID
                          BEGINNING           ENDING       DURING THE PERIOD
                           ACCOUNT           ACCOUNT       OCTOBER 31, 2006
                            VALUE             VALUE             THROUGH
                       OCTOBER 31, 2006   APRIL 30, 2007    APRIL 30, 2007
                       ----------------   --------------   -----------------
THE HARTFORD ADVISERS
  FUND
  Class A............     $1,000.00         $1,072.80           $ 5.77
  Class B............     $1,000.00         $1,068.80           $ 9.89
  Class C............     $1,000.00         $1,069.60           $ 9.28
  Class R3...........     $1,000.00         $1,073.10           $ 5.28
  Class R4...........     $1,000.00         $1,073.90           $ 4.13
  Class R5...........     $1,000.00         $1,075.20           $ 3.07
  Class Y............     $1,000.00         $1,075.70           $ 3.40
THE HARTFORD BALANCED
  ALLOCATION FUND
  Class A............     $1,000.00         $1,074.50           $ 2.77
  Class B............     $1,000.00         $1,069.80           $ 6.75
  Class C............     $1,000.00         $1,070.00           $ 6.61
  Class I............     $1,000.00         $1,076.50           $ 1.06
  Class R3...........     $1,000.00         $1,072.40           $ 3.71
  Class R4...........     $1,000.00         $1,074.00           $ 2.59
  Class R5...........     $1,000.00         $1,074.80           $ 1.48

                             HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                       -----------------------------------------------------
                                                             EXPENSES PAID
                          BEGINNING           ENDING       DURING THE PERIOD
                           ACCOUNT           ACCOUNT       OCTOBER 31, 2006
                            VALUE             VALUE             THROUGH
                       OCTOBER 31, 2006   APRIL 30, 2007    APRIL 30, 2007
                       ----------------   --------------   -----------------
THE HARTFORD ADVISERS
  FUND
  Class A............     $1,000.00         $1,019.23           $ 5.62
  Class B............     $1,000.00         $1,015.23           $ 9.63
  Class C............     $1,000.00         $1,015.82           $ 9.04
  Class R3...........     $1,000.00         $1,012.71           $ 5.13
  Class R4...........     $1,000.00         $1,013.82           $ 4.01
  Class R5...........     $1,000.00         $1,014.85           $ 2.98
  Class Y............     $1,000.00         $1,021.52           $ 3.31
THE HARTFORD BALANCED
  ALLOCATION FUND
  Class A............     $1,000.00         $1,022.13           $ 2.70
  Class B............     $1,000.00         $1,018.27           $ 6.59
  Class C............     $1,000.00         $1,018.40           $ 6.45
  Class I............     $1,000.00         $1,023.77           $ 1.03
  Class R3...........     $1,000.00         $1,014.23           $ 3.60
  Class R4...........     $1,000.00         $1,015.31           $ 2.52
  Class R5...........     $1,000.00         $1,016.38           $ 1.44


                                      DAYS       DAYS
                       ANNUALIZED    IN THE     IN THE
                        EXPENSE     CURRENT      FULL
                         RATIO      1/2 YEAR     YEAR
                       ----------   --------   ---------
THE HARTFORD ADVISERS
  FUND
  Class A............    1.12%        181         365
  Class B............    1.93%        181         365
  Class C............    1.81%        181         365
  Class R3...........    1.43%        130         365
  Class R4...........    1.12%        130         365
  Class R5...........    0.83%        130         365
  Class Y............    0.66%        181         365
THE HARTFORD BALANCED
  ALLOCATION FUND
  Class A............    0.54%        181         365
  Class B............    1.32%        181         365
  Class C............    1.29%        181         365
  Class I............    0.21%        181         365
  Class R3...........    1.00%        130         365
  Class R4...........    0.70%        130         365
  Class R5...........    0.40%        130         365

--------------------------------------------------------------------------------

                                           ACTUAL RETURN
                       -----------------------------------------------------
                                                             EXPENSES PAID
                          BEGINNING           ENDING       DURING THE PERIOD
                           ACCOUNT           ACCOUNT       OCTOBER 31, 2006
                            VALUE             VALUE             THROUGH
                       OCTOBER 31, 2006   APRIL 30, 2007    APRIL 30, 2007
                       ----------------   --------------   -----------------

THE HARTFORD BALANCED
  INCOME FUND
  Class A............     $1,000.00         $1,064.30           $ 6.40
  Class B............     $1,000.00         $1,061.00           $10.24
  Class C............     $1,000.00         $1,060.30           $10.24
  Class Y............     $1,000.00         $1,066.20           $ 4.61
THE HARTFORD CAPITAL
  APPRECIATION FUND
  Class A............     $1,000.00         $1,076.70           $ 5.80
  Class B............     $1,000.00         $1,072.40           $ 9.91
  Class C............     $1,000.00         $1,073.00           $ 9.44
  Class I............     $1,000.00         $1,078.00           $ 4.08
  Class R3...........     $1,000.00         $1,075.70           $ 5.73
  Class R4...........     $1,000.00         $1,076.70           $ 4.59
  Class R5...........     $1,000.00         $1,078.00           $ 3.48
  Class Y............     $1,000.00         $1,078.80           $ 3.71
THE HARTFORD CAPITAL
  APPRECIATION II
  FUND
  Class A............     $1,000.00         $1,132.10           $ 7.67
  Class B............     $1,000.00         $1,126.50           $12.10
  Class C............     $1,000.00         $1,127.90           $11.43
  Class I............     $1,000.00         $1,133.50           $ 5.80
  Class R3...........     $1,000.00         $1,131.30           $ 6.54
  Class R4...........     $1,000.00         $1,132.10           $ 5.79
  Class R5...........     $1,000.00         $1,133.70           $ 4.77
  Class Y............     $1,000.00         $1,134.40           $ 5.45
THE HARTFORD
  CONSERVATIVE
  ALLOCATION FUND
  Class A............     $1,000.00         $1,055.00           $ 2.93
  Class B............     $1,000.00         $1,051.50           $ 6.44
  Class C............     $1,000.00         $1,051.50           $ 6.44
  Class I............     $1,000.00         $1,056.30           $ 1.29
  Class R3...........     $1,000.00         $1,052.70           $ 3.86
  Class R4...........     $1,000.00         $1,054.50           $ 2.71
  Class R5...........     $1,000.00         $1,055.30           $ 1.65
THE HARTFORD
  DISCIPLINED EQUITY
  FUND
  Class A............     $1,000.00         $1,095.20           $ 7.27
  Class B............     $1,000.00         $1,091.40           $10.73
  Class C............     $1,000.00         $1,091.60           $10.93
  Class R3...........     $1,000.00         $1,094.80           $ 6.16
  Class R4...........     $1,000.00         $1,096.30           $ 5.04
  Class R5...........     $1,000.00         $1,097.80           $ 3.92
  Class Y............     $1,000.00         $1,098.60           $ 4.63
THE HARTFORD DIVIDEND
  AND GROWTH FUND
  Class A............     $1,000.00         $1,102.50           $ 5.74
  Class B............     $1,000.00         $1,097.90           $10.21
  Class C............     $1,000.00         $1,098.40           $ 9.54
  Class I............     $1,000.00         $1,104.40           $ 4.10
  Class R3...........     $1,000.00         $1,101.40           $ 5.62
  Class R4...........     $1,000.00         $1,102.70           $ 4.49
  Class R5...........     $1,000.00         $1,104.00           $ 3.37
  Class Y............     $1,000.00         $1,104.60           $ 3.61
THE HARTFORD EQUITY
  GROWTH ALLOCATION
  FUND
  Class A............     $1,000.00         $1,106.60           $ 3.51
  Class B............     $1,000.00         $1,102.90           $ 6.96
  Class C............     $1,000.00         $1,102.10           $ 6.95
  Class I............     $1,000.00         $1,107.90           $ 1.77
  Class R3...........     $1,000.00         $1,105.10           $ 3.54
  Class R4...........     $1,000.00         $1,106.60           $ 2.34
  Class R5...........     $1,000.00         $1,108.20           $ 1.27

                             HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                       -----------------------------------------------------
                                                             EXPENSES PAID
                          BEGINNING           ENDING       DURING THE PERIOD
                           ACCOUNT           ACCOUNT       OCTOBER 31, 2006
                            VALUE             VALUE             THROUGH
                       OCTOBER 31, 2006   APRIL 30, 2007    APRIL 30, 2007
                       ----------------   --------------   -----------------
THE HARTFORD BALANCED
  INCOME FUND
  Class A............     $1,000.00         $1,018.59           $ 6.26
  Class B............     $1,000.00         $1,014.86           $10.01
  Class C............     $1,000.00         $1,014.86           $10.01
  Class Y............     $1,000.00         $1,020.33           $ 4.51
THE HARTFORD CAPITAL
  APPRECIATION FUND
  Class A............     $1,000.00         $1,019.21           $ 5.64
  Class B............     $1,000.00         $1,015.23           $ 9.64
  Class C............     $1,000.00         $1,015.69           $ 9.18
  Class I............     $1,000.00         $1,020.86           $ 3.97
  Class R3...........     $1,000.00         $1,012.29           $ 5.55
  Class R4...........     $1,000.00         $1,013.39           $ 4.45
  Class R5...........     $1,000.00         $1,014.46           $ 3.37
  Class Y............     $1,000.00         $1,021.22           $ 3.61
THE HARTFORD CAPITAL
  APPRECIATION II
  FUND
  Class A............     $1,000.00         $1,017.60           $ 7.26
  Class B............     $1,000.00         $1,013.41           $11.46
  Class C............     $1,000.00         $1,014.05           $10.82
  Class I............     $1,000.00         $1,019.36           $ 5.49
  Class R3...........     $1,000.00         $1,011.67           $ 6.18
  Class R4...........     $1,000.00         $1,012.38           $ 5.46
  Class R5...........     $1,000.00         $1,013.34           $ 4.50
  Class Y............     $1,000.00         $1,019.69           $ 5.16
THE HARTFORD
  CONSERVATIVE
  ALLOCATION FUND
  Class A............     $1,000.00         $1,021.94           $ 2.88
  Class B............     $1,000.00         $1,018.52           $ 6.34
  Class C............     $1,000.00         $1,018.52           $ 6.33
  Class I............     $1,000.00         $1,023.54           $ 1.27
  Class R3...........     $1,000.00         $1,014.05           $ 3.79
  Class R4...........     $1,000.00         $1,015.17           $ 2.66
  Class R5...........     $1,000.00         $1,016.20           $ 1.62
THE HARTFORD
  DISCIPLINED EQUITY
  FUND
  Class A............     $1,000.00         $1,017.85           $ 7.00
  Class B............     $1,000.00         $1,014.54           $10.33
  Class C............     $1,000.00         $1,014.35           $10.52
  Class R3...........     $1,000.00         $1,011.93           $ 5.91
  Class R4...........     $1,000.00         $1,013.00           $ 4.84
  Class R5...........     $1,000.00         $1,014.07           $ 3.77
  Class Y............     $1,000.00         $1,020.38           $ 4.46
THE HARTFORD DIVIDEND
  AND GROWTH FUND
  Class A............     $1,000.00         $1,019.33           $ 5.51
  Class B............     $1,000.00         $1,015.06           $ 9.80
  Class C............     $1,000.00         $1,015.70           $ 9.16
  Class I............     $1,000.00         $1,020.90           $ 3.93
  Class R3...........     $1,000.00         $1,012.46           $ 5.38
  Class R4...........     $1,000.00         $1,013.53           $ 4.30
  Class R5...........     $1,000.00         $1,014.60           $ 3.23
  Class Y............     $1,000.00         $1,021.36           $ 3.47
THE HARTFORD EQUITY
  GROWTH ALLOCATION
  FUND
  Class A............     $1,000.00         $1,021.46           $ 3.37
  Class B............     $1,000.00         $1,018.18           $ 6.68
  Class C............     $1,000.00         $1,018.18           $ 6.68
  Class I............     $1,000.00         $1,023.11           $ 1.70
  Class R3...........     $1,000.00         $1,014.45           $ 3.39
  Class R4...........     $1,000.00         $1,015.59           $ 2.24
  Class R5...........     $1,000.00         $1,016.60           $ 1.22


                                      DAYS       DAYS
                       ANNUALIZED    IN THE     IN THE
                        EXPENSE     CURRENT      FULL
                         RATIO      1/2 YEAR     YEAR
                       ----------   --------   ---------
THE HARTFORD BALANCED
  INCOME FUND
  Class A............    1.25%        181         365
  Class B............    2.00%        181         365
  Class C............    2.00%        181         365
  Class Y............    0.90%        181         365
THE HARTFORD CAPITAL
  APPRECIATION FUND
  Class A............    1.13%        181         365
  Class B............    1.93%        181         365
  Class C............    1.84%        181         365
  Class I............    0.79%        181         365
  Class R3...........    1.55%        130         365
  Class R4...........    1.24%        130         365
  Class R5...........    0.94%        130         365
  Class Y............    0.72%        181         365
THE HARTFORD CAPITAL
  APPRECIATION II
  FUND
  Class A............    1.45%        181         365
  Class B............    2.30%        181         365
  Class C............    2.17%        181         365
  Class I............    1.10%        181         365
  Class R3...........    1.72%        130         365
  Class R4...........    1.52%        130         365
  Class R5...........    1.25%        130         365
  Class Y............    1.03%        181         365
THE HARTFORD
  CONSERVATIVE
  ALLOCATION FUND
  Class A............    0.57%        181         365
  Class B............    1.27%        181         365
  Class C............    1.27%        181         365
  Class I............    0.25%        181         365
  Class R3...........    1.06%        130         365
  Class R4...........    0.74%        130         365
  Class R5...........    0.45%        130         365
THE HARTFORD
  DISCIPLINED EQUITY
  FUND
  Class A............    1.40%        181         365
  Class B............    2.07%        181         365
  Class C............    2.11%        181         365
  Class R3...........    1.65%        130         365
  Class R4...........    1.35%        130         365
  Class R5...........    1.05%        130         365
  Class Y............    0.89%        181         365
THE HARTFORD DIVIDEND
  AND GROWTH FUND
  Class A............    1.10%        181         365
  Class B............    1.96%        181         365
  Class C............    1.83%        181         365
  Class I............    0.78%        181         365
  Class R3...........    1.50%        130         365
  Class R4...........    1.20%        130         365
  Class R5...........    0.90%        130         365
  Class Y............    0.69%        181         365
THE HARTFORD EQUITY
  GROWTH ALLOCATION
  FUND
  Class A............    0.67%        181         365
  Class B............    1.33%        181         365
  Class C............    1.33%        181         365
  Class I............    0.34%        181         365
  Class R3...........    0.94%        130         365
  Class R4...........    0.62%        130         365
  Class R5...........    0.34%        130         365

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                           ACTUAL RETURN
                       -----------------------------------------------------
                                                             EXPENSES PAID
                          BEGINNING           ENDING       DURING THE PERIOD
                           ACCOUNT           ACCOUNT       OCTOBER 31, 2006
                            VALUE             VALUE             THROUGH
                       OCTOBER 31, 2006   APRIL 30, 2007    APRIL 30, 2007
                       ----------------   --------------   -----------------

THE HARTFORD EQUITY
  INCOME FUND
  Class A............     $1,000.00         $1,102.70           $ 5.86
  Class B............     $1,000.00         $1,097.70           $10.21
  Class C............     $1,000.00         $1,097.50           $ 9.54
  Class I............     $1,000.00         $1,103.70           $ 4.35
  Class R3...........     $1,000.00         $1,101.20           $ 5.99
  Class R4...........     $1,000.00         $1,102.00           $ 4.87
  Class R5...........     $1,000.00         $1,103.60           $ 3.75
  Class Y............     $1,000.00         $1,104.40           $ 3.80
THE HARTFORD FLOATING
  RATE FUND
  Class A............     $1,000.00         $1,037.80           $ 4.72
  Class B............     $1,000.00         $1,032.80           $ 8.82
  Class C............     $1,000.00         $1,033.20           $ 8.62
  Class I............     $1,000.00         $1,039.50           $ 3.43
  Class R3...........     $1,000.00         $1,036.20           $ 4.58
  Class R4...........     $1,000.00         $1,037.00           $ 3.54
  Class R5...........     $1,000.00         $1,038.80           $ 3.09
  Class Y............     $1,000.00         $1,038.30           $ 3.29
THE HARTFORD
  FUNDAMENTAL GROWTH
  FUND
  Class A............     $1,000.00         $1,093.50           $ 7.74
  Class B............     $1,000.00         $1,090.10           $11.61
  Class C............     $1,000.00         $1,089.00           $11.61
  Class Y............     $1,000.00         $1,095.40           $ 5.53
THE HARTFORD GLOBAL
  COMMUNICATIONS FUND
  Class A............     $1,000.00         $1,151.20           $ 8.54
  Class B............     $1,000.00         $1,147.30           $12.11
  Class C............     $1,000.00         $1,147.80           $12.53
  Class Y............     $1,000.00         $1,153.50           $ 6.14
THE HARTFORD GLOBAL
  FINANCIAL SERVICES
  FUND
  Class A............     $1,000.00         $1,088.80           $ 8.28
  Class B............     $1,000.00         $1,085.30           $11.44
  Class C............     $1,000.00         $1,084.30           $12.15
  Class Y............     $1,000.00         $1,091.40           $ 5.85
THE HARTFORD GLOBAL
  HEALTH FUND
  Class A............     $1,000.00         $1,090.30           $ 7.32
  Class B............     $1,000.00         $1,085.50           $11.86
  Class C............     $1,000.00         $1,086.10           $11.10
  Class I............     $1,000.00         $1,094.30           $ 5.45
  Class R3...........     $1,000.00         $1,089.40           $ 9.64
  Class R4...........     $1,000.00         $1,090.50           $ 7.94
  Class R5...........     $1,000.00         $1,091.60           $ 6.44
  Class Y............     $1,000.00         $1,092.80           $ 4.92
THE HARTFORD GLOBAL
  LEADERS FUND
  Class A............     $1,000.00         $1,093.50           $ 7.68
  Class B............     $1,000.00         $1,089.70           $11.16
  Class C............     $1,000.00         $1,089.90           $11.22
  Class R3...........     $1,000.00         $1,093.80           $ 6.42
  Class R4...........     $1,000.00         $1,094.80           $ 5.27
  Class R5...........     $1,000.00         $1,095.90           $ 4.19
  Class Y............     $1,000.00         $1,096.90           $ 4.67
THE HARTFORD GLOBAL
  TECHNOLOGY FUND
  Class A............     $1,000.00         $1,077.60           $ 7.30
  Class B............     $1,000.00         $1,072.10           $10.24
  Class C............     $1,000.00         $1,070.40           $11.77
  Class Y............     $1,000.00         $1,079.00           $ 5.64

                             HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                       -----------------------------------------------------
                                                             EXPENSES PAID
                          BEGINNING           ENDING       DURING THE PERIOD
                           ACCOUNT           ACCOUNT       OCTOBER 31, 2006
                            VALUE             VALUE             THROUGH
                       OCTOBER 31, 2006   APRIL 30, 2007    APRIL 30, 2007
                       ----------------   --------------   -----------------
THE HARTFORD EQUITY
  INCOME FUND
  Class A............     $1,000.00         $1,019.22           $ 5.63
  Class B............     $1,000.00         $1,015.06           $ 9.81
  Class C............     $1,000.00         $1,015.69           $ 9.17
  Class I............     $1,000.00         $1,020.66           $ 4.18
  Class R3...........     $1,000.00         $1,012.11           $ 5.74
  Class R4...........     $1,000.00         $1,013.18           $ 4.66
  Class R5...........     $1,000.00         $1,014.24           $ 3.59
  Class Y............     $1,000.00         $1,021.18           $ 3.65
THE HARTFORD FLOATING
  RATE FUND
  Class A............     $1,000.00         $1,020.16           $ 4.68
  Class B............     $1,000.00         $1,016.11           $ 8.75
  Class C............     $1,000.00         $1,016.32           $ 8.55
  Class I............     $1,000.00         $1,021.43           $ 3.40
  Class R3...........     $1,000.00         $1,013.31           $ 4.53
  Class R4...........     $1,000.00         $1,014.34           $ 3.50
  Class R5...........     $1,000.00         $1,014.78           $ 3.05
  Class Y............     $1,000.00         $1,021.57           $ 3.26
THE HARTFORD
  FUNDAMENTAL GROWTH
  FUND
  Class A............     $1,000.00         $1,017.40           $ 7.46
  Class B............     $1,000.00         $1,013.68           $11.19
  Class C............     $1,000.00         $1,013.68           $11.19
  Class Y............     $1,000.00         $1,019.52           $ 5.33
THE HARTFORD GLOBAL
  COMMUNICATIONS FUND
  Class A............     $1,000.00         $1,016.86           $ 8.00
  Class B............     $1,000.00         $1,013.51           $11.36
  Class C............     $1,000.00         $1,013.13           $11.74
  Class Y............     $1,000.00         $1,019.09           $ 5.76
THE HARTFORD GLOBAL
  FINANCIAL SERVICES
  FUND
  Class A............     $1,000.00         $1,016.87           $ 7.99
  Class B............     $1,000.00         $1,013.82           $11.05
  Class C............     $1,000.00         $1,013.14           $11.74
  Class Y............     $1,000.00         $1,019.20           $ 5.64
THE HARTFORD GLOBAL
  HEALTH FUND
  Class A............     $1,000.00         $1,017.79           $ 7.06
  Class B............     $1,000.00         $1,013.42           $11.45
  Class C............     $1,000.00         $1,014.15           $10.72
  Class I............     $1,000.00         $1,019.59           $ 5.25
  Class R3...........     $1,000.00         $1,015.57           $ 9.30
  Class R4...........     $1,000.00         $1,017.19           $ 7.67
  Class R5...........     $1,000.00         $1,018.63           $ 6.22
  Class Y............     $1,000.00         $1,020.09           $ 4.75
THE HARTFORD GLOBAL
  LEADERS FUND
  Class A............     $1,000.00         $1,017.45           $ 7.41
  Class B............     $1,000.00         $1,014.12           $10.75
  Class C............     $1,000.00         $1,014.05           $10.82
  Class R3...........     $1,000.00         $1,011.67           $ 6.17
  Class R4...........     $1,000.00         $1,012.77           $ 5.07
  Class R5...........     $1,000.00         $1,013.81           $ 4.02
  Class Y............     $1,000.00         $1,020.34           $ 4.50
THE HARTFORD GLOBAL
  TECHNOLOGY FUND
  Class A............     $1,000.00         $1,017.77           $ 7.09
  Class B............     $1,000.00         $1,014.91           $ 9.96
  Class C............     $1,000.00         $1,013.42           $11.45
  Class Y............     $1,000.00         $1,019.37           $ 5.48


                                      DAYS       DAYS
                       ANNUALIZED    IN THE     IN THE
                        EXPENSE     CURRENT      FULL
                         RATIO      1/2 YEAR     YEAR
                       ----------   --------   ---------
THE HARTFORD EQUITY
  INCOME FUND
  Class A............    1.12%        181         365
  Class B............    1.96%        181         365
  Class C............    1.84%        181         365
  Class I............    0.83%        181         365
  Class R3...........    1.60%        130         365
  Class R4...........    1.30%        130         365
  Class R5...........    1.00%        130         365
  Class Y............    0.73%        181         365
THE HARTFORD FLOATING
  RATE FUND
  Class A............    0.93%        181         365
  Class B............    1.75%        181         365
  Class C............    1.71%        181         365
  Class I............    0.68%        181         365
  Class R3...........    1.26%        130         365
  Class R4...........    0.97%        130         365
  Class R5...........    0.85%        130         365
  Class Y............    0.65%        181         365
THE HARTFORD
  FUNDAMENTAL GROWTH
  FUND
  Class A............    1.49%        181         365
  Class B............    2.24%        181         365
  Class C............    2.24%        181         365
  Class Y............    1.06%        181         365
THE HARTFORD GLOBAL
  COMMUNICATIONS FUND
  Class A............    1.60%        181         365
  Class B............    2.28%        181         365
  Class C............    2.35%        181         365
  Class Y............    1.15%        181         365
THE HARTFORD GLOBAL
  FINANCIAL SERVICES
  FUND
  Class A............    1.60%        181         365
  Class B............    2.21%        181         365
  Class C............    2.35%        181         365
  Class Y............    1.13%        181         365
THE HARTFORD GLOBAL
  HEALTH FUND
  Class A............    1.41%        181         365
  Class B............    2.29%        181         365
  Class C............    2.15%        181         365
  Class I............    1.05%        181         365
  Class R3...........    1.86%        181         365
  Class R4...........    1.53%        181         365
  Class R5...........    1.24%        181         365
  Class Y............    0.95%        181         365
THE HARTFORD GLOBAL
  LEADERS FUND
  Class A............    1.48%        181         365
  Class B............    2.15%        181         365
  Class C............    2.17%        181         365
  Class R3...........    1.72%        130         365
  Class R4...........    1.41%        130         365
  Class R5...........    1.12%        130         365
  Class Y............    0.90%        181         365
THE HARTFORD GLOBAL
  TECHNOLOGY FUND
  Class A............    1.42%        181         365
  Class B............    1.99%        181         365
  Class C............    2.29%        181         365
  Class Y............    1.09%        181         365

--------------------------------------------------------------------------------

                                           ACTUAL RETURN
                       -----------------------------------------------------
                                                             EXPENSES PAID
                          BEGINNING           ENDING       DURING THE PERIOD
                           ACCOUNT           ACCOUNT       OCTOBER 31, 2006
                            VALUE             VALUE             THROUGH
                       OCTOBER 31, 2006   APRIL 30, 2007    APRIL 30, 2007
                       ----------------   --------------   -----------------

THE HARTFORD GROWTH
  ALLOCATION FUND
  Class A............     $1,000.00         $1,088.20           $ 3.07
  Class B............     $1,000.00         $1,084.30           $ 6.64
  Class C............     $1,000.00         $1,083.90           $ 6.62
  Class I............     $1,000.00         $1,089.70           $ 1.18
  Class R3...........     $1,000.00         $1,086.50           $ 3.55
  Class R4...........     $1,000.00         $1,088.20           $ 2.43
  Class R5...........     $1,000.00         $1,089.00           $ 1.31
THE HARTFORD GROWTH
  FUND
  Class A............     $1,000.00         $1,063.10           $ 6.60
  Class B............     $1,000.00         $1,059.00           $10.67
  Class C............     $1,000.00         $1,059.50           $10.26
  Class I............     $1,000.00         $1,064.80           $ 4.80
  Class L............     $1,000.00         $1,064.50           $ 5.44
  Class R3...........     $1,000.00         $1,062.70           $ 5.81
  Class R4...........     $1,000.00         $1,063.80           $ 4.73
  Class R5...........     $1,000.00         $1,064.90           $ 3.61
  Class Y............     $1,000.00         $1,065.50           $ 4.26
THE HARTFORD GROWTH
  OPPORTUNITIES FUND
  Class A............     $1,000.00         $1,141.70           $ 6.64
  Class B............     $1,000.00         $1,137.40           $11.04
  Class C............     $1,000.00         $1,137.40           $10.74
  Class I............     $1,000.00         $1,143.50           $ 4.94
  Class L............     $1,000.00         $1,143.30           $ 5.55
  Class R3...........     $1,000.00         $1,141.30           $ 6.18
  Class R4...........     $1,000.00         $1,142.40           $ 4.97
  Class R5...........     $1,000.00         $1,143.80           $ 3.84
  Class Y............     $1,000.00         $1,144.20           $ 4.33
THE HARTFORD HIGH
  YIELD FUND
  Class A............     $1,000.00         $1,075.90           $ 5.88
  Class B............     $1,000.00         $1,070.70           $ 9.76
  Class C............     $1,000.00         $1,072.30           $ 9.37
  Class R3...........     $1,000.00         $1,076.90           $ 5.18
  Class R4...........     $1,000.00         $1,078.00           $ 4.01
  Class R5...........     $1,000.00         $1,078.90           $ 3.15
  Class Y............     $1,000.00         $1,078.20           $ 3.35
THE HARTFORD INCOME
  ALLOCATION FUND
  Class A............     $1,000.00         $1,027.70           $ 2.88
  Class B............     $1,000.00         $1,025.20           $ 6.38
  Class C............     $1,000.00         $1,024.10           $ 6.38
  Class I............     $1,000.00         $1,029.30           $ 1.65
  Class R3...........     $1,000.00         $1,026.40           $ 3.50
  Class R4...........     $1,000.00         $1,027.40           $ 2.30
  Class R5...........     $1,000.00         $1,028.50           $ 1.32
THE HARTFORD INCOME
  FUND
  Class A............     $1,000.00         $1,033.90           $ 4.81
  Class B............     $1,000.00         $1,030.10           $ 8.56
  Class C............     $1,000.00         $1,030.20           $ 8.56
  Class Y............     $1,000.00         $1,035.40           $ 3.41
THE HARTFORD
  INFLATION PLUS FUND
  Class A............     $1,000.00         $1,016.60           $ 4.25
  Class B............     $1,000.00         $1,013.40           $ 7.99
  Class C............     $1,000.00         $1,013.40           $ 7.99
  Class I............     $1,000.00         $1,018.90           $ 3.02
  Class R3...........     $1,000.00         $1,015.90           $ 4.49
  Class R4...........     $1,000.00         $1,017.30           $ 3.58
  Class R5...........     $1,000.00         $1,017.70           $ 2.72
  Class Y............     $1,000.00         $1,019.00           $ 3.01

                             HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                       -----------------------------------------------------
                                                             EXPENSES PAID
                          BEGINNING           ENDING       DURING THE PERIOD
                           ACCOUNT           ACCOUNT       OCTOBER 31, 2006
                            VALUE             VALUE             THROUGH
                       OCTOBER 31, 2006   APRIL 30, 2007    APRIL 30, 2007
                       ----------------   --------------   -----------------
THE HARTFORD GROWTH
  ALLOCATION FUND
  Class A............     $1,000.00         $1,021.86           $ 2.97
  Class B............     $1,000.00         $1,018.42           $ 6.43
  Class C............     $1,000.00         $1,018.44           $ 6.41
  Class I............     $1,000.00         $1,023.67           $ 1.14
  Class R3...........     $1,000.00         $1,014.40           $ 3.43
  Class R4...........     $1,000.00         $1,015.48           $ 2.35
  Class R5...........     $1,000.00         $1,016.55           $ 1.26
THE HARTFORD GROWTH
  FUND
  Class A............     $1,000.00         $1,018.40           $ 6.46
  Class B............     $1,000.00         $1,014.43           $10.44
  Class C............     $1,000.00         $1,014.84           $10.03
  Class I............     $1,000.00         $1,020.14           $ 4.70
  Class L............     $1,000.00         $1,019.52           $ 5.33
  Class R3...........     $1,000.00         $1,012.18           $ 5.66
  Class R4...........     $1,000.00         $1,013.22           $ 4.61
  Class R5...........     $1,000.00         $1,014.31           $ 3.52
  Class Y............     $1,000.00         $1,020.67           $ 4.17
THE HARTFORD GROWTH
  OPPORTUNITIES FUND
  Class A............     $1,000.00         $1,018.59           $ 6.26
  Class B............     $1,000.00         $1,014.46           $10.41
  Class C............     $1,000.00         $1,014.75           $10.12
  Class I............     $1,000.00         $1,020.18           $ 4.66
  Class L............     $1,000.00         $1,019.62           $ 5.23
  Class R3...........     $1,000.00         $1,012.03           $ 5.81
  Class R4...........     $1,000.00         $1,013.17           $ 4.67
  Class R5...........     $1,000.00         $1,014.23           $ 3.61
  Class Y............     $1,000.00         $1,020.76           $ 4.08
THE HARTFORD HIGH
  YIELD FUND
  Class A............     $1,000.00         $1,019.13           $ 5.72
  Class B............     $1,000.00         $1,015.37           $ 9.50
  Class C............     $1,000.00         $1,015.75           $ 9.11
  Class R3...........     $1,000.00         $1,012.82           $ 5.02
  Class R4...........     $1,000.00         $1,013.95           $ 3.88
  Class R5...........     $1,000.00         $1,014.78           $ 3.05
  Class Y............     $1,000.00         $1,021.57           $ 3.26
THE HARTFORD INCOME
  ALLOCATION FUND
  Class A............     $1,000.00         $1,021.95           $ 2.87
  Class B............     $1,000.00         $1,018.49           $ 6.36
  Class C............     $1,000.00         $1,018.49           $ 6.36
  Class I............     $1,000.00         $1,023.17           $ 1.64
  Class R3...........     $1,000.00         $1,014.35           $ 3.48
  Class R4...........     $1,000.00         $1,015.54           $ 2.29
  Class R5...........     $1,000.00         $1,016.51           $ 1.31
THE HARTFORD INCOME
  FUND
  Class A............     $1,000.00         $1,020.07           $ 4.78
  Class B............     $1,000.00         $1,016.36           $ 8.50
  Class C............     $1,000.00         $1,016.36           $ 8.50
  Class Y............     $1,000.00         $1,021.45           $ 3.38
THE HARTFORD
  INFLATION PLUS FUND
  Class A............     $1,000.00         $1,020.58           $ 4.26
  Class B............     $1,000.00         $1,016.86           $ 8.00
  Class C............     $1,000.00         $1,016.86           $ 8.00
  Class I............     $1,000.00         $1,021.80           $ 3.03
  Class R3...........     $1,000.00         $1,013.35           $ 4.48
  Class R4...........     $1,000.00         $1,014.25           $ 3.58
  Class R5...........     $1,000.00         $1,015.11           $ 2.72
  Class Y............     $1,000.00         $1,021.82           $ 3.01


                                      DAYS       DAYS
                       ANNUALIZED    IN THE     IN THE
                        EXPENSE     CURRENT      FULL
                         RATIO      1/2 YEAR     YEAR
                       ----------   --------   ---------
THE HARTFORD GROWTH
  ALLOCATION FUND
  Class A............    0.59%        181         365
  Class B............    1.29%        181         365
  Class C............    1.28%        181         365
  Class I............    0.23%        181         365
  Class R3...........    0.96%        130         365
  Class R4...........    0.65%        130         365
  Class R5...........    0.35%        130         365
THE HARTFORD GROWTH
  FUND
  Class A............    1.29%        181         365
  Class B............    2.09%        181         365
  Class C............    2.01%        181         365
  Class I............    0.94%        181         365
  Class L............    1.06%        181         365
  Class R3...........    1.58%        130         365
  Class R4...........    1.29%        130         365
  Class R5...........    0.98%        130         365
  Class Y............    0.83%        181         365
THE HARTFORD GROWTH
  OPPORTUNITIES FUND
  Class A............    1.25%        181         365
  Class B............    2.08%        181         365
  Class C............    2.03%        181         365
  Class I............    0.93%        181         365
  Class L............    1.04%        181         365
  Class R3...........    1.62%        130         365
  Class R4...........    1.30%        130         365
  Class R5...........    1.01%        130         365
  Class Y............    0.81%        181         365
THE HARTFORD HIGH
  YIELD FUND
  Class A............    1.14%        181         365
  Class B............    1.90%        181         365
  Class C............    1.82%        181         365
  Class R3...........    1.40%        130         365
  Class R4...........    1.08%        130         365
  Class R5...........    0.85%        130         365
  Class Y............    0.65%        181         365
THE HARTFORD INCOME
  ALLOCATION FUND
  Class A............    0.57%        181         365
  Class B............    1.27%        181         365
  Class C............    1.27%        181         365
  Class I............    0.33%        181         365
  Class R3...........    0.97%        130         365
  Class R4...........    0.64%        130         365
  Class R5...........    0.37%        130         365
THE HARTFORD INCOME
  FUND
  Class A............    0.95%        181         365
  Class B............    1.70%        181         365
  Class C............    1.70%        181         365
  Class Y............    0.68%        181         365
THE HARTFORD
  INFLATION PLUS FUND
  Class A............    0.85%        181         365
  Class B............    1.60%        181         365
  Class C............    1.60%        181         365
  Class I............    0.60%        181         365
  Class R3...........    1.25%        130         365
  Class R4...........    1.00%        130         365
  Class R5...........    0.76%        130         365
  Class Y............    0.60%        181         365

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                           ACTUAL RETURN
                       -----------------------------------------------------
                                                             EXPENSES PAID
                          BEGINNING           ENDING       DURING THE PERIOD
                           ACCOUNT           ACCOUNT       OCTOBER 31, 2006
                            VALUE             VALUE             THROUGH
                       OCTOBER 31, 2006   APRIL 30, 2007    APRIL 30, 2007
                       ----------------   --------------   -----------------

THE HARTFORD
  INTERNATIONAL
  CAPITAL
  APPRECIATION FUND
  Class A............     $1,000.00         $1,131.10           $ 7.92
  Class B............     $1,000.00         $1,126.70           $12.12
  Class C............     $1,000.00         $1,126.80           $11.64
  Class I............     $1,000.00         $1,133.30           $ 6.70
  Class R3...........     $1,000.00         $1,130.60           $ 7.01
  Class R4...........     $1,000.00         $1,132.10           $ 5.83
  Class R5...........     $1,000.00         $1,132.80           $ 4.74
  Class Y............     $1,000.00         $1,134.30           $ 5.15
THE HARTFORD
  INTERNATIONAL
  OPPORTUNITIES FUND
  Class A............     $1,000.00         $1,144.40           $ 7.93
  Class B............     $1,000.00         $1,140.50           $11.44
  Class C............     $1,000.00         $1,140.40           $11.73
  Class R3...........     $1,000.00         $1,143.90           $ 9.67
  Class R4...........     $1,000.00         $1,145.20           $ 7.92
  Class R5...........     $1,000.00         $1,146.40           $ 6.46
  Class Y............     $1,000.00         $1,147.70           $ 4.97
THE HARTFORD
  INTERNATIONAL SMALL
  COMPANY FUND
  Class A............     $1,000.00         $1,179.50           $ 8.04
  Class B............     $1,000.00         $1,176.10           $11.96
  Class C............     $1,000.00         $1,175.80           $11.92
  Class Y............     $1,000.00         $1,182.10           $ 5.40
THE HARTFORD LARGECAP
  GROWTH FUND
  Class A............     $1,000.00         $1,052.30           $ 5.31
  Class B............     $1,000.00         $1,049.70           $ 8.48
  Class C............     $1,000.00         $1,499.70           $10.35
  Class Y............     $1,000.00         $1,054.70           $ 3.61
THE HARTFORD MIDCAP
  FUND
  Class A............     $1,000.00         $1,150.90           $ 6.62
  Class B............     $1,000.00         $1,146.60           $10.71
  Class C............     $1,000.00         $1,146.80           $10.27
  Class Y............     $1,000.00         $1,153.70           $ 4.29
THE HARTFORD MIDCAP
  GROWTH FUND
  Class A............     $1,000.00         $1,194.50           $ 3.35
  Class B............     $1,000.00         $1,188.90           $ 8.58
  Class C............     $1,000.00         $1,188.80           $ 8.56
  Class Y............     $1,000.00         $1,196.40           $ 2.08
THE HARTFORD MIDCAP
  VALUE FUND
  Class A............     $1,000.00         $1,158.60           $ 7.50
  Class B............     $1,000.00         $1,154.50           $11.49
  Class C............     $1,000.00         $1,155.30           $11.32
  Class Y............     $1,000.00         $1,162.30           $ 4.72
THE HARTFORD MONEY
  MARKET FUND
  Class A............     $1,000.00         $1,022.20           $ 4.77
  Class B............     $1,000.00         $1,018.40           $ 8.50
  Class C............     $1,000.00         $1,018.30           $ 8.50
  Class R3...........     $1,000.00         $1,021.70           $ 4.32
  Class R4...........     $1,000.00         $1,022.80           $ 3.24
  Class R5...........     $1,000.00         $1,023.90           $ 2.16
  Class Y............     $1,000.00         $1,024.20           $ 2.73
THE HARTFORD
  RETIREMENT INCOME
  FUND
  Class A............     $1,000.00         $1,048.30           $ 2.55
  Class B............     $1,000.00         $1,045.40           $ 6.35
  Class C............     $1,000.00         $1,044.20           $ 6.34
  Class R3...........     $1,000.00         $1,047.10           $ 3.31
  Class R4...........     $1,000.00         $1,047.80           $ 2.13
  Class R5...........     $1,000.00         $1,048.90           $ 1.10
  Class Y............     $1,000.00         $1,049.60           $ 1.02

                             HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                       -----------------------------------------------------
                                                             EXPENSES PAID
                          BEGINNING           ENDING       DURING THE PERIOD
                           ACCOUNT           ACCOUNT       OCTOBER 31, 2006
                            VALUE             VALUE             THROUGH
                       OCTOBER 31, 2006   APRIL 30, 2007    APRIL 30, 2007
                       ----------------   --------------   -----------------
THE HARTFORD
  INTERNATIONAL
  CAPITAL
  APPRECIATION FUND
  Class A............     $1,000.00         $1,017.36           $ 7.50
  Class B............     $1,000.00         $1,013.40           $11.47
  Class C............     $1,000.00         $1,013.85           $11.02
  Class I............     $1,000.00         $1,018.51           $ 6.34
  Class R3...........     $1,000.00         $1,011.23           $ 6.62
  Class R4...........     $1,000.00         $1,012.34           $ 5.50
  Class R5...........     $1,000.00         $1,013.36           $ 4.48
  Class Y............     $1,000.00         $1,019.97           $ 4.88
THE HARTFORD
  INTERNATIONAL
  OPPORTUNITIES FUND
  Class A............     $1,000.00         $1,017.40           $ 7.46
  Class B............     $1,000.00         $1,014.11           $10.76
  Class C............     $1,000.00         $1,013.83           $11.04
  Class R3...........     $1,000.00         $1,015.77           $ 9.09
  Class R4...........     $1,000.00         $1,017.41           $ 7.45
  Class R5...........     $1,000.00         $1,018.78           $ 6.07
  Class Y............     $1,000.00         $1,020.17           $ 4.68
THE HARTFORD
  INTERNATIONAL SMALL
  COMPANY FUND
  Class A............     $1,000.00         $1,017.42           $ 7.44
  Class B............     $1,000.00         $1,013.80           $11.07
  Class C............     $1,000.00         $1,013.84           $11.03
  Class Y............     $1,000.00         $1,019.85           $ 4.99
THE HARTFORD LARGECAP
  GROWTH FUND
  Class A............     $1,000.00         $1,015.51           $ 5.21
  Class B............     $1,000.00         $1,012.41           $ 8.33
  Class C............     $1,000.00         $1,012.40           $ 8.34
  Class Y............     $1,000.00         $1,017.17           $ 3.55
THE HARTFORD MIDCAP
  FUND
  Class A............     $1,000.00         $1,018.64           $ 6.21
  Class B............     $1,000.00         $1,014.82           $10.05
  Class C............     $1,000.00         $1,015.23           $ 9.64
  Class Y............     $1,000.00         $1,020.81           $ 4.03
THE HARTFORD MIDCAP
  GROWTH FUND
  Class A............     $1,000.00         $1,021.74           $ 3.09
  Class B............     $1,000.00         $1,016.95           $ 7.91
  Class C............     $1,000.00         $1,016.98           $ 7.88
  Class Y............     $1,000.00         $1,022.90           $ 1.91
THE HARTFORD MIDCAP
  VALUE FUND
  Class A............     $1,000.00         $1,017.85           $ 7.01
  Class B............     $1,000.00         $1,014.13           $10.74
  Class C............     $1,000.00         $1,014.29           $10.58
  Class Y............     $1,000.00         $1,020.43           $ 4.41
THE HARTFORD MONEY
  MARKET FUND
  Class A............     $1,000.00         $1,020.08           $ 4.76
  Class B............     $1,000.00         $1,016.37           $ 8.49
  Class C............     $1,000.00         $1,016.37           $ 8.49
  Class R3...........     $1,000.00         $1,013.54           $ 4.30
  Class R4...........     $1,000.00         $1,014.60           $ 3.23
  Class R5...........     $1,000.00         $1,015.67           $ 2.15
  Class Y............     $1,000.00         $1,022.10           $ 2.73
THE HARTFORD
  RETIREMENT INCOME
  FUND
  Class A............     $1,000.00         $1,022.30           $ 2.52
  Class B............     $1,000.00         $1,018.59           $ 6.26
  Class C............     $1,000.00         $1,018.59           $ 6.26
  Class R3...........     $1,000.00         $1,014.58           $ 3.25
  Class R4...........     $1,000.00         $1,015.73           $ 2.10
  Class R5...........     $1,000.00         $1,016.73           $ 1.09
  Class Y............     $1,000.00         $1,023.80           $ 1.00


                                      DAYS       DAYS
                       ANNUALIZED    IN THE     IN THE
                        EXPENSE     CURRENT      FULL
                         RATIO      1/2 YEAR     YEAR
                       ----------   --------   ---------
THE HARTFORD
  INTERNATIONAL
  CAPITAL
  APPRECIATION FUND
  Class A............    1.50%        181         365
  Class B............    2.30%        181         365
  Class C............    2.21%        181         365
  Class I............    1.27%        181         365
  Class R3...........    1.85%        130         365
  Class R4...........    1.54%        130         365
  Class R5...........    1.25%        130         365
  Class Y............    0.97%        181         365
THE HARTFORD
  INTERNATIONAL
  OPPORTUNITIES FUND
  Class A............    1.49%        181         365
  Class B............    2.16%        181         365
  Class C............    2.21%        181         365
  Class R3...........    1.82%        181         365
  Class R4...........    1.49%        181         365
  Class R5...........    1.21%        181         365
  Class Y............    0.93%        181         365
THE HARTFORD
  INTERNATIONAL SMALL
  COMPANY FUND
  Class A............    1.49%        181         365
  Class B............    2.22%        181         365
  Class C............    2.21%        181         365
  Class Y............    1.00%        181         365
THE HARTFORD LARGECAP
  GROWTH FUND
  Class A............    1.25%        151         365
  Class B............    2.00%        151         365
  Class C............    2.00%        151         365
  Class Y............    0.85%        151         365
THE HARTFORD MIDCAP
  FUND
  Class A............    1.24%        181         365
  Class B............    2.01%        181         365
  Class C............    1.93%        181         365
  Class Y............    0.80%        181         365
THE HARTFORD MIDCAP
  GROWTH FUND
  Class A............    0.62%        181         365
  Class B............    1.58%        181         365
  Class C............    1.58%        181         365
  Class Y............    0.38%        181         365
THE HARTFORD MIDCAP
  VALUE FUND
  Class A............    1.40%        181         365
  Class B............    2.15%        181         365
  Class C............    2.12%        181         365
  Class Y............    0.88%        181         365
THE HARTFORD MONEY
  MARKET FUND
  Class A............    0.95%        181         365
  Class B............    1.70%        181         365
  Class C............    1.70%        181         365
  Class R3...........    1.20%        130         365
  Class R4...........    0.90%        130         365
  Class R5...........    0.60%        130         365
  Class Y............    0.54%        181         365
THE HARTFORD
  RETIREMENT INCOME
  FUND
  Class A............    0.50%        181         365
  Class B............    1.25%        181         365
  Class C............    1.25%        181         365
  Class R3...........    0.91%        130         365
  Class R4...........    0.58%        130         365
  Class R5...........    0.30%        130         365
  Class Y............    0.20%        181         365

--------------------------------------------------------------------------------

                                           ACTUAL RETURN
                       -----------------------------------------------------
                                                             EXPENSES PAID
                          BEGINNING           ENDING       DURING THE PERIOD
                           ACCOUNT           ACCOUNT       OCTOBER 31, 2006
                            VALUE             VALUE             THROUGH
                       OCTOBER 31, 2006   APRIL 30, 2007    APRIL 30, 2007
                       ----------------   --------------   -----------------

THE HARTFORD SELECT
  MIDCAP GROWTH FUND
  Class A............     $1,000.00         $1,124.90           $ 7.31
  Class B............     $1,000.00         $1,121.80           $10.49
  Class C............     $1,000.00         $1,120.10           $11.21
  Class Y............     $1,000.00         $1,126.80           $ 5.43
THE HARTFORD SELECT
  MIDCAP VALUE FUND
  Class A............     $1,000.00         $1,124.00           $ 7.19
  Class B............     $1,000.00         $1,120.30           $10.83
  Class C............     $1,000.00         $1,120.30           $11.06
  Class Y............     $1,000.00         $1,126.60           $ 5.19
THE HARTFORD SELECT
  SMALLCAP VALUE FUND
  Class A............     $1,000.00         $1,083.30           $ 6.99
  Class B............     $1,000.00         $1,078.90           $11.58
  Class C............     $1,000.00         $1,079.80           $11.37
  Class Y............     $1,000.00         $1,084.60           $ 5.63
THE HARTFORD SHORT
  DURATION FUND
  Class A............     $1,000.00         $1,023.20           $ 4.52
  Class B............     $1,000.00         $1,018.30           $ 8.26
  Class C............     $1,000.00         $1,018.30           $ 8.26
  Class Y............     $1,000.00         $1,024.60           $ 3.22
THE HARTFORD SMALL
  COMPANY FUND
  Class A............     $1,000.00         $1,133.50           $ 7.41
  Class B............     $1,000.00         $1,129.30           $11.11
  Class C............     $1,000.00         $1,128.60           $11.36
  Class I............     $1,000.00         $1,135.40           $ 5.56
  Class R3...........     $1,000.00         $1,132.80           $ 6.27
  Class R4...........     $1,000.00         $1,133.80           $ 5.07
  Class R5...........     $1,000.00         $1,135.20           $ 3.98
  Class Y............     $1,000.00         $1,135.70           $ 4.76
THE HARTFORD SMALLCAP
  GROWTH FUND
  Class A............     $1,000.00         $1,074.10           $ 6.33
  Class B............     $1,000.00         $1,070.10           $10.27
  Class C............     $1,000.00         $1,069.50           $11.03
  Class I............     $1,000.00         $1,075.00           $ 5.31
  Class L............     $1,000.00         $1,074.70           $ 5.85
  Class R3...........     $1,000.00         $1,072.90           $ 6.09
  Class R4...........     $1,000.00         $1,074.20           $ 4.99
  Class R5...........     $1,000.00         $1,075.10           $ 3.88
  Class Y............     $1,000.00         $1,075.40           $ 4.55
THE HARTFORD STOCK
  FUND
  Class A............     $1,000.00         $1,096.10           $ 6.65
  Class B............     $1,000.00         $1,091.90           $11.07
  Class C............     $1,000.00         $1,092.80           $10.38
  Class R3...........     $1,000.00         $1,096.40           $ 5.66
  Class R4...........     $1,000.00         $1,097.80           $ 4.53
  Class R5...........     $1,000.00         $1,098.70           $ 3.47
  Class Y............     $1,000.00         $1,099.10           $ 4.01
THE HARTFORD TAX-FREE
  CALIFORNIA FUND
  Class A............     $1,000.00         $1,017.50           $ 4.25
  Class B............     $1,000.00         $1,013.80           $ 7.99
  Class C............     $1,000.00         $1,013.70           $ 8.00
THE HARTFORD TARGET
  RETIREMENT 2010
  FUND
  Class A............     $1,000.00         $1,064.50           $ 2.56
  Class B............     $1,000.00         $1,060.50           $ 6.39
  Class C............     $1,000.00         $1,060.00           $ 6.36
  Class R3...........     $1,000.00         $1,063.80           $ 3.32
  Class R4...........     $1,000.00         $1,064.50           $ 2.11
  Class R5...........     $1,000.00         $1,066.40           $ 1.09
  Class Y............     $1,000.00         $1,065.60           $ 0.99

                             HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                       -----------------------------------------------------
                                                             EXPENSES PAID
                          BEGINNING           ENDING       DURING THE PERIOD
                           ACCOUNT           ACCOUNT       OCTOBER 31, 2006
                            VALUE             VALUE             THROUGH
                       OCTOBER 31, 2006   APRIL 30, 2007    APRIL 30, 2007
                       ----------------   --------------   -----------------
THE HARTFORD SELECT
  MIDCAP GROWTH FUND
  Class A............     $1,000.00         $1,017.92           $ 6.94
  Class B............     $1,000.00         $1,014.91           $ 9.96
  Class C............     $1,000.00         $1,014.22           $10.65
  Class Y............     $1,000.00         $1,019.69           $ 5.16
THE HARTFORD SELECT
  MIDCAP VALUE FUND
  Class A............     $1,000.00         $1,018.02           $ 6.83
  Class B............     $1,000.00         $1,014.58           $10.29
  Class C............     $1,000.00         $1,014.36           $10.51
  Class Y............     $1,000.00         $1,019.92           $ 4.93
THE HARTFORD SELECT
  SMALLCAP VALUE FUND
  Class A............     $1,000.00         $1,018.09           $ 6.77
  Class B............     $1,000.00         $1,013.66           $11.21
  Class C............     $1,000.00         $1,013.86           $11.01
  Class Y............     $1,000.00         $1,019.40           $ 5.45
THE HARTFORD SHORT
  DURATION FUND
  Class A............     $1,000.00         $1,020.33           $ 4.51
  Class B............     $1,000.00         $1,016.61           $ 8.25
  Class C............     $1,000.00         $1,016.61           $ 8.25
  Class Y............     $1,000.00         $1,021.61           $ 3.22
THE HARTFORD SMALL
  COMPANY FUND
  Class A............     $1,000.00         $1,017.85           $ 7.01
  Class B............     $1,000.00         $1,014.36           $10.51
  Class C............     $1,000.00         $1,014.12           $10.75
  Class I............     $1,000.00         $1,019.59           $ 5.25
  Class R3...........     $1,000.00         $1,011.92           $ 5.92
  Class R4...........     $1,000.00         $1,013.05           $ 4.79
  Class R5...........     $1,000.00         $1,014.08           $ 3.75
  Class Y............     $1,000.00         $1,020.33           $ 4.51
THE HARTFORD SMALLCAP
  GROWTH FUND
  Class A............     $1,000.00         $1,018.69           $ 6.16
  Class B............     $1,000.00         $1,014.87           $10.00
  Class C............     $1,000.00         $1,014.13           $10.74
  Class I............     $1,000.00         $1,019.68           $ 5.17
  Class L............     $1,000.00         $1,019.15           $ 5.69
  Class R3...........     $1,000.00         $1,011.93           $ 5.92
  Class R4...........     $1,000.00         $1,013.00           $ 4.84
  Class R5...........     $1,000.00         $1,014.07           $ 3.77
  Class Y............     $1,000.00         $1,020.41           $ 4.42
THE HARTFORD STOCK
  FUND
  Class A............     $1,000.00         $1,018.45           $ 6.41
  Class B............     $1,000.00         $1,014.21           $10.66
  Class C............     $1,000.00         $1,014.87           $10.00
  Class R3...........     $1,000.00         $1,012.41           $ 5.43
  Class R4...........     $1,000.00         $1,013.49           $ 4.35
  Class R5...........     $1,000.00         $1,014.50           $ 3.33
  Class Y............     $1,000.00         $1,020.97           $ 3.86
THE HARTFORD TAX-FREE
  CALIFORNIA FUND
  Class A............     $1,000.00         $1,020.58           $ 4.26
  Class B............     $1,000.00         $1,016.86           $ 8.00
  Class C............     $1,000.00         $1,016.85           $ 8.02
THE HARTFORD TARGET
  RETIREMENT 2010
  FUND
  Class A............     $1,000.00         $1,022.32           $ 2.50
  Class B............     $1,000.00         $1,018.59           $ 6.26
  Class C............     $1,000.00         $1,018.62           $ 6.23
  Class R3...........     $1,000.00         $1,014.60           $ 3.24
  Class R4...........     $1,000.00         $1,015.76           $ 2.06
  Class R5...........     $1,000.00         $1,016.75           $ 1.07
  Class Y............     $1,000.00         $1,023.84           $ 0.97


                                      DAYS       DAYS
                       ANNUALIZED    IN THE     IN THE
                        EXPENSE     CURRENT      FULL
                         RATIO      1/2 YEAR     YEAR
                       ----------   --------   ---------
THE HARTFORD SELECT
  MIDCAP GROWTH FUND
  Class A............    1.39%        181         365
  Class B............    1.99%        181         365
  Class C............    2.13%        181         365
  Class Y............    1.03%        181         365
THE HARTFORD SELECT
  MIDCAP VALUE FUND
  Class A............    1.37%        181         365
  Class B............    2.06%        181         365
  Class C............    2.10%        181         365
  Class Y............    0.98%        181         365
THE HARTFORD SELECT
  SMALLCAP VALUE FUND
  Class A............    1.35%        181         365
  Class B............    2.25%        181         365
  Class C............    2.21%        181         365
  Class Y............    1.09%        181         365
THE HARTFORD SHORT
  DURATION FUND
  Class A............    0.90%        181         365
  Class B............    1.65%        181         365
  Class C............    1.65%        181         365
  Class Y............    0.64%        181         365
THE HARTFORD SMALL
  COMPANY FUND
  Class A............    1.40%        181         365
  Class B............    2.11%        181         365
  Class C............    2.15%        181         365
  Class I............    1.05%        181         365
  Class R3...........    1.65%        130         365
  Class R4...........    1.33%        130         365
  Class R5...........    1.05%        130         365
  Class Y............    0.90%        181         365
THE HARTFORD SMALLCAP
  GROWTH FUND
  Class A............    1.23%        181         365
  Class B............    2.00%        181         365
  Class C............    2.15%        181         365
  Class I............    1.03%        181         365
  Class L............    1.14%        181         365
  Class R3...........    1.65%        130         365
  Class R4...........    1.35%        130         365
  Class R5...........    1.05%        130         365
  Class Y............    0.88%        181         365
THE HARTFORD STOCK
  FUND
  Class A............    1.28%        181         365
  Class B............    2.13%        181         365
  Class C............    2.00%        181         365
  Class R3...........    1.52%        130         365
  Class R4...........    1.21%        130         365
  Class R5...........    0.93%        130         365
  Class Y............    0.77%        181         365
THE HARTFORD TAX-FREE
  CALIFORNIA FUND
  Class A............    0.85%        181         365
  Class B............    1.60%        181         365
  Class C............    1.60%        181         365
THE HARTFORD TARGET
  RETIREMENT 2010
  FUND
  Class A............    0.50%        181         365
  Class B............    1.25%        181         365
  Class C............    1.24%        181         365
  Class R3...........    0.90%        130         365
  Class R4...........    0.57%        130         365
  Class R5...........    0.30%        130         365
  Class Y............    0.19%        181         365

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                           ACTUAL RETURN
                       -----------------------------------------------------
                                                             EXPENSES PAID
                          BEGINNING           ENDING       DURING THE PERIOD
                           ACCOUNT           ACCOUNT       OCTOBER 31, 2006
                            VALUE             VALUE             THROUGH
                       OCTOBER 31, 2006   APRIL 30, 2007    APRIL 30, 2007
                       ----------------   --------------   -----------------

THE HARTFORD TARGET
  RETIREMENT 2020
  FUND
  Class A............     $1,000.00         $1,078.00           $ 2.59
  Class B............     $1,000.00         $1,074.30           $ 5.55
  Class C............     $1,000.00         $1,073.80           $ 6.42
  Class R3...........     $1,000.00         $1,076.20           $ 3.34
  Class R4...........     $1,000.00         $1,077.00           $ 2.13
  Class R5...........     $1,000.00         $1,078.70           $ 1.11
  Class Y............     $1,000.00         $1,079.00           $ 1.01
THE HARTFORD TARGET
  RETIREMENT 2030
  FUND
  Class A............     $1,000.00         $1,089.10           $ 2.64
  Class B............     $1,000.00         $1,084.70           $ 6.07
  Class C............     $1,000.00         $1,086.00           $ 6.07
  Class R3...........     $1,000.00         $1,086.40           $ 3.39
  Class R4...........     $1,000.00         $1,087.50           $ 2.18
  Class R5...........     $1,000.00         $1,088.60           $ 1.14
  Class Y............     $1,000.00         $1,089.60           $ 1.04
THE HARTFORD TAX-FREE
  MINNESOTA FUND
  Class A............     $1,000.00         $1,012.90           $ 4.24
  Class B............     $1,000.00         $1,009.20           $ 7.97
  Class C............     $1,000.00         $1,008.70           $ 7.97
  Class L............     $1,000.00         $1,012.60           $ 4.49
  Class Y............     $1,000.00         $1,012.60           $ 3.59
THE HARTFORD TAX-FREE
  NATIONAL FUND
  Class A............     $1,000.00         $1,016.00           $ 4.25
  Class B............     $1,000.00         $1,012.40           $ 7.99
  Class C............     $1,000.00         $1,012.40           $ 7.99
  Class L............     $1,000.00         $1,015.80           $ 4.50
  Class Y............     $1,000.00         $1,016.70           $ 3.56
THE HARTFORD TAX-FREE
  NEW YORK FUND
  Class A............     $1,000.00         $1,015.00           $ 4.25
  Class B............     $1,000.00         $1,011.30           $ 7.98
  Class C............     $1,000.00         $1,011.40           $ 7.98
THE HARTFORD TOTAL
  RETURN BOND FUND
  Class A............     $1,000.00         $1,028.70           $ 5.03
  Class B............     $1,000.00         $1,024.10           $ 8.79
  Class C............     $1,000.00         $1,023.90           $ 8.79
  Class I............     $1,000.00         $1,030.20           $ 3.42
  Class R3...........     $1,000.00         $1,027.10           $ 4.51
  Class R4...........     $1,000.00         $1,028.00           $ 3.61
  Class R5...........     $1,000.00         $1,028.60           $ 3.07
  Class Y............     $1,000.00         $1,030.30           $ 3.06
THE HARTFORD U.S.
  GOVERNMENT
  SECURITIES FUND
  Class A............     $1,000.00         $1,022.60           $ 5.02
  Class B............     $1,000.00         $1,020.00           $ 8.62
  Class C............     $1,000.00         $1,019.90           $ 8.76
  Class L............     $1,000.00         $1,023.00           $ 4.65
  Class Y............     $1,000.00         $1,027.00           $ 3.55
THE HARTFORD VALUE
  FUND
  Class A............     $1,000.00         $1,102.50           $ 6.76
  Class B............     $1,000.00         $1,097.60           $11.11
  Class C............     $1,000.00         $1,097.60           $10.78
  Class R3...........     $1,000.00         $1,101.70           $ 6.18
  Class R4...........     $1,000.00         $1,102.50           $ 5.06
  Class R5...........     $1,000.00         $1,104.20           $ 3.94
  Class Y............     $1,000.00         $1,105.00           $ 4.49

                             HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                       -----------------------------------------------------
                                                             EXPENSES PAID
                          BEGINNING           ENDING       DURING THE PERIOD
                           ACCOUNT           ACCOUNT       OCTOBER 31, 2006
                            VALUE             VALUE             THROUGH
                       OCTOBER 31, 2006   APRIL 30, 2007    APRIL 30, 2007
                       ----------------   --------------   -----------------
THE HARTFORD TARGET
  RETIREMENT 2020
  FUND
  Class A............     $1,000.00         $1,022.30           $ 2.52
  Class B............     $1,000.00         $1,019.44           $ 5.41
  Class C............     $1,000.00         $1,018.61           $ 6.25
  Class R3...........     $1,000.00         $1,014.59           $ 3.24
  Class R4...........     $1,000.00         $1,015.76           $ 2.07
  Class R5...........     $1,000.00         $1,016.74           $ 1.08
  Class Y............     $1,000.00         $1,023.83           $ 0.98
THE HARTFORD TARGET
  RETIREMENT 2030
  FUND
  Class A............     $1,000.00         $1,022.26           $ 2.56
  Class B............     $1,000.00         $1,018.97           $ 5.88
  Class C............     $1,000.00         $1,018.97           $ 5.88
  Class R3...........     $1,000.00         $1,014.56           $ 3.27
  Class R4...........     $1,000.00         $1,015.72           $ 2.11
  Class R5...........     $1,000.00         $1,016.72           $ 1.10
  Class Y............     $1,000.00         $1,023.80           $ 1.01
THE HARTFORD TAX-FREE
  MINNESOTA FUND
  Class A............     $1,000.00         $1,020.58           $ 4.26
  Class B............     $1,000.00         $1,016.86           $ 8.00
  Class C............     $1,000.00         $1,016.86           $ 8.00
  Class L............     $1,000.00         $1,020.33           $ 4.51
  Class Y............     $1,000.00         $1,021.23           $ 3.61
THE HARTFORD TAX-FREE
  NATIONAL FUND
  Class A............     $1,000.00         $1,020.58           $ 4.26
  Class B............     $1,000.00         $1,016.86           $ 8.00
  Class C............     $1,000.00         $1,016.85           $ 8.01
  Class L............     $1,000.00         $1,020.33           $ 4.51
  Class Y............     $1,000.00         $1,021.26           $ 3.57
THE HARTFORD TAX-FREE
  NEW YORK FUND
  Class A............     $1,000.00         $1,020.58           $ 4.26
  Class B............     $1,000.00         $1,016.86           $ 8.00
  Class C............     $1,000.00         $1,016.86           $ 8.00
THE HARTFORD TOTAL
  RETURN BOND FUND
  Class A............     $1,000.00         $1,019.83           $ 5.01
  Class B............     $1,000.00         $1,016.11           $ 8.75
  Class C............     $1,000.00         $1,016.11           $ 8.75
  Class I............     $1,000.00         $1,021.42           $ 3.41
  Class R3...........     $1,000.00         $1,013.36           $ 4.48
  Class R4...........     $1,000.00         $1,014.25           $ 3.59
  Class R5...........     $1,000.00         $1,014.78           $ 3.05
  Class Y............     $1,000.00         $1,021.78           $ 3.05
THE HARTFORD U.S.
  GOVERNMENT
  SECURITIES FUND
  Class A............     $1,000.00         $1,019.84           $ 5.01
  Class B............     $1,000.00         $1,016.26           $ 8.60
  Class C............     $1,000.00         $1,016.12           $ 8.74
  Class L............     $1,000.00         $1,020.20           $ 4.64
  Class Y............     $1,000.00         $1,021.29           $ 3.54
THE HARTFORD VALUE
  FUND
  Class A............     $1,000.00         $1,018.36           $ 6.49
  Class B............     $1,000.00         $1,014.20           $10.67
  Class C............     $1,000.00         $1,014.52           $10.35
  Class R3...........     $1,000.00         $1,011.93           $ 5.91
  Class R4...........     $1,000.00         $1,013.00           $ 4.84
  Class R5...........     $1,000.00         $1,014.07           $ 3.77
  Class Y............     $1,000.00         $1,020.53           $ 4.31


                                      DAYS       DAYS
                       ANNUALIZED    IN THE     IN THE
                        EXPENSE     CURRENT      FULL
                         RATIO      1/2 YEAR     YEAR
                       ----------   --------   ---------
THE HARTFORD TARGET
  RETIREMENT 2020
  FUND
  Class A............    0.50%        181         365
  Class B............    1.08%        181         365
  Class C............    1.25%        181         365
  Class R3...........    0.90%        130         365
  Class R4...........    0.58%        130         365
  Class R5...........    0.30%        130         365
  Class Y............    0.20%        181         365
THE HARTFORD TARGET
  RETIREMENT 2030
  FUND
  Class A............    0.51%        181         365
  Class B............    1.17%        181         365
  Class C............    1.17%        181         365
  Class R3...........    0.91%        130         365
  Class R4...........    0.59%        130         365
  Class R5...........    0.31%        130         365
  Class Y............    0.20%        181         365
THE HARTFORD TAX-FREE
  MINNESOTA FUND
  Class A............    0.85%        181         365
  Class B............    1.60%        181         365
  Class C............    1.60%        181         365
  Class L............    0.90%        181         365
  Class Y............    0.72%        181         365
THE HARTFORD TAX-FREE
  NATIONAL FUND
  Class A............    0.85%        181         365
  Class B............    1.60%        181         365
  Class C............    1.60%        181         365
  Class L............    0.90%        181         365
  Class Y............    0.71%        181         365
THE HARTFORD TAX-FREE
  NEW YORK FUND
  Class A............    0.85%        181         365
  Class B............    1.60%        181         365
  Class C............    1.60%        181         365
THE HARTFORD TOTAL
  RETURN BOND FUND
  Class A............    1.00%        181         365
  Class B............    1.75%        181         365
  Class C............    1.75%        181         365
  Class I............    0.68%        181         365
  Class R3...........    1.25%        130         365
  Class R4...........    1.00%        130         365
  Class R5...........    0.85%        130         365
  Class Y............    0.61%        181         365
THE HARTFORD U.S.
  GOVERNMENT
  SECURITIES FUND
  Class A............    1.00%        181         365
  Class B............    1.72%        181         365
  Class C............    1.75%        181         365
  Class L............    0.93%        181         365
  Class Y............    0.71%        181         365
THE HARTFORD VALUE
  FUND
  Class A............    1.30%        181         365
  Class B............    2.14%        181         365
  Class C............    2.07%        181         365
  Class R3...........    1.65%        130         365
  Class R4...........    1.35%        130         365
  Class R5...........    1.05%        130         365
  Class Y............    0.86%        181         365

--------------------------------------------------------------------------------

                                           ACTUAL RETURN
                       -----------------------------------------------------
                                                             EXPENSES PAID
                          BEGINNING           ENDING       DURING THE PERIOD
                           ACCOUNT           ACCOUNT       OCTOBER 31, 2006
                            VALUE             VALUE             THROUGH
                       OCTOBER 31, 2006   APRIL 30, 2007    APRIL 30, 2007
                       ----------------   --------------   -----------------

THE HARTFORD VALUE
  OPPORTUNITIES FUND
  Class A............     $1,000.00         $1,118.90           $ 7.36
  Class B............     $1,000.00         $1,114.30           $11.22
  Class C............     $1,000.00         $1,114.50           $11.28
  Class I............     $1,000.00         $1,120.20           $ 5.88
  Class L............     $1,000.00         $1,119.60           $ 6.65
  Class R3...........     $1,000.00         $1,116.00           $ 6.21
  Class R4...........     $1,000.00         $1,117.10           $ 5.08
  Class R5...........     $1,000.00         $1,118.30           $ 3.95
  Class Y............     $1,000.00         $1,123.00           $ 4.83

                             HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                       -----------------------------------------------------
                                                             EXPENSES PAID
                          BEGINNING           ENDING       DURING THE PERIOD
                           ACCOUNT           ACCOUNT       OCTOBER 31, 2006
                            VALUE             VALUE             THROUGH
                       OCTOBER 31, 2006   APRIL 30, 2007    APRIL 30, 2007
                       ----------------   --------------   -----------------
THE HARTFORD VALUE
  OPPORTUNITIES FUND
  Class A............     $1,000.00         $1,017.85           $ 7.01
  Class B............     $1,000.00         $1,014.18           $10.69
  Class C............     $1,000.00         $1,014.13           $10.74
  Class I............     $1,000.00         $1,019.25           $ 5.60
  Class L............     $1,000.00         $1,018.52           $ 6.33
  Class R3...........     $1,000.00         $1,011.94           $ 5.90
  Class R4...........     $1,000.00         $1,013.01           $ 4.83
  Class R5...........     $1,000.00         $1,014.08           $ 3.75
  Class Y............     $1,000.00         $1,020.24           $ 4.60


                                      DAYS       DAYS
                       ANNUALIZED    IN THE     IN THE
                        EXPENSE     CURRENT      FULL
                         RATIO      1/2 YEAR     YEAR
                       ----------   --------   ---------
THE HARTFORD VALUE
  OPPORTUNITIES FUND
  Class A............    1.40%        181         365
  Class B............    2.14%        181         365
  Class C............    2.15%        181         365
  Class I............    1.12%        181         365
  Class L............    1.26%        181         365
  Class R3...........    1.65%        130         365
  Class R4...........    1.35%        130         365
  Class R5...........    1.05%        130         365
  Class Y............    0.92%        181         365

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 SHAREHOLDER MEETING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

THE FOLLOWING PROPOSALS WERE ADDRESSED DURING THE PERIOD. *INDICATES THAT THE PROPOSAL WAS ADDRESSED AT A SPECIAL MEETING OF SHAREHOLDERS HELD ON DECEMBER 19, 2006. **INDICATES THAT THE PROPOSAL WAS ADDRESSED AT SUBSEQUENT ADJOURNED SPECIAL MEETING OF SHAREHOLDERS HELD ON JANUARY 16, 2007.

1. PROPOSAL TO APPROVE ARTICLES OF AMENDMENT AND RESTATEMENT OF THE HARTFORD MUTUAL FUNDS II, INC. ("COMPANY") AND A PLAN OF RECLASSIFICATION WHEREBY CLASS H SHARES WILL BE RECLASSIFIED AS CLASS L SHARES FOR EACH OF THE HARTFORD GROWTH FUND, THE HARTFORD GROWTH OPPORTUNITIES FUND, THE HARTFORD SMALLCAP GROWTH FUND, THE HARTFORD TAX-FREE MINNESOTA FUND, THE HARTFORD TAX-FREE NATIONAL FUND, THE HARTFORD U.S. GOVERNMENT SECURITIES FUND, AND THE HARTFORD VALUE OPPORTUNITIES FUND.

                                                                  FOR              AGAINST            ABSTAIN
                                                              -----------         ----------         ----------
The Hartford Growth Fund**..................................  504,926.783         15,159.695         10,663.340
The Hartford Growth Opportunities Fund**....................  694,482.212         15,951.455         21,966.967
The Hartford SmallCap Growth Fund**.........................  247,547.161          5,168.072          6,506.025
The Hartford Tax-Free Minnesota Fund*.......................   11,140.488                  0                  0
The Hartford Tax-Free National Fund*........................    9,338.633                  0          4,209.376
The Hartford U.S. Government Securities Fund *..............  128,260.102            831.772          1,739.818
The Hartford Value Opportunities Fund*......................  122,341.531          2,535.183          2,325.688

2. PROPOSAL TO APPROVE ARTICLES OF AMENDMENT AND RESTATEMENT OF THE COMPANY AND A PLAN OF RECLASSIFICATION WHEREBY CLASS M SHARES WILL BE RECLASSIFIED AS CLASS L SHARES FOR EACH OF THE HARTFORD GROWTH FUND, THE HARTFORD GROWTH OPPORTUNITIES FUND, THE HARTFORD SMALLCAP GROWTH FUND, THE HARTFORD TAX-FREE MINNESOTA FUND, THE HARTFORD TAX-FREE NATIONAL FUND, THE HARTFORD U.S. GOVERNMENT SECURITIES FUND, AND THE HARTFORD VALUE OPPORTUNITIES FUND.

                                                                  FOR              AGAINST           ABSTAIN
                                                              -----------         ---------         ----------
The Hartford Growth Fund*...................................  523,299.616         3,997.021         14,441.125
The Hartford Growth Opportunities Fund*.....................  435,509.854         5,812.211         16,959.477
The Hartford SmallCap Growth Fund**.........................  266,789.849         2,636.655         10,846.767
The Hartford Tax-Free Minnesota Fund*.......................    9,136.019                 0                  0
The Hartford Tax-Free National Fund*........................   62,180.973                 0            379.300
The Hartford U.S. Government Securities Fund*...............  134,931.814         1,807.708          7,623.805
The Hartford Value Opportunities Fund*......................  241,948.673         1,195.215          8,554.555

3. PROPOSAL TO APPROVE ARTICLES OF AMENDMENT AND RESTATEMENT OF THE COMPANY AND A PLAN OF RECLASSIFICATION WHEREBY CLASS N SHARES WILL BE RECLASSIFIED AS CLASS L SHARES FOR EACH OF THE HARTFORD GROWTH FUND, THE HARTFORD GROWTH OPPORTUNITIES FUND, THE HARTFORD SMALLCAP GROWTH FUND, THE HARTFORD TAX-FREE MINNESOTA FUND, THE HARTFORD TAX-FREE NATIONAL FUND, THE HARTFORD U.S. GOVERNMENT SECURITIES FUND, AND THE HARTFORD VALUE OPPORTUNITIES FUND.

                                                                  FOR              AGAINST           ABSTAIN
                                                              -----------         ---------         ---------
The Hartford Growth Fund*...................................  123,866.930         3,770.679         6,015.313
The Hartford Growth Opportunities Fund*.....................  107,826.429           132.615         5,221.335
The Hartford SmallCap Growth Fund*..........................  114,644.602         3,680.769         5,962.939
The Hartford Tax-Free Minnesota Fund*.......................   13,283.150                 0                 0
The Hartford Tax-Free National Fund*........................   23,564.885         5,426.318         3,779.000
The Hartford U.S. Government Securities Fund*...............   46,321.686         1,157.000         1,353.743
The Hartford Value Opportunities Fund*......................   71,441.946           183.291         5,205.407

4. PROPOSAL TO APPROVE ARTICLES OF AMENDMENT AND RESTATEMENT OF THE COMPANY AND A PLAN OF RECLASSIFICATION WHEREBY CLASS E SHARES WILL BE RECLASSIFIED AS CLASS Y SHARES FOR EACH OF THE HARTFORD TAX-FREE MINNESOTA FUND, THE HARTFORD TAX-FREE NATIONAL FUND, AND THE HARTFORD U.S. GOVERNMENT SECURITIES FUND.

                                                                   FOR                AGAINST             ABSTAIN
                                                              -------------         -----------         -----------
The Hartford Tax-Free Minnesota Fund*.......................  1,501,937.780          32,057.751          91,010.980
The Hartford Tax-Free National Fund*........................  1,340,548.611          41,849.865          32,889.679
The Hartford U.S. Government Securities Fund*...............  5,418,416.220         265,853.045         261,692.052

--------------------------------------------------------------------------------

5. PROPOSAL TO APPROVE THE APPROVAL OF THE ARTICLES OF AMENDMENT AND RESTATEMENT OF THE COMPANY AND A PLAN OF RECLASSIFICATION WHEREBY CLASS Z SHARES OF THE HARTFORD GROWTH OPPORTUNITIES FUND WILL BE RECLASSIFIED AS CLASS Y SHARES.

                                                                  FOR              AGAINST            ABSTAIN
                                                              -----------         ----------         ----------
The Hartford Growth Opportunities Fund*.....................  679,460.063         99,326.340         47,291.005

At the meeting held on February 6-7, 2007, the Board of Directors of The Hartford Mutual Funds, Inc. unanimously approved a proposal to retain Hartford Investment Management Company ("Hartford Investment Management") as the sub-adviser to The Hartford Equity Growth Allocation Fund (formerly The Hartford Aggressive Growth Allocation Fund), The Hartford Growth Allocation Fund, The Hartford Balanced Allocation Fund, The Hartford Conservative Allocation Fund and The Hartford Income Allocation Fund (collectively the "Allocation Funds"). The proposed sub-adviser change must be approved by the shareholders of the Allocation Funds in order to be effective. If approved by the shareholders, the Board expects that Hartford Investment Management would assume sub-advisory responsibilities for the Allocation Funds in the second quarter of 2007 on or about June 30, 2007.

A special meeting of shareholders of each of the affected Allocation Funds is scheduled to be held on or about June 26, 2007, for the purpose of seeking approval of the proposed sub-advisory change.

 APPROVAL OF AMENDED INVESTMENT SUB-ADVISORY AGREEMENT (UNAUDITED)

At a meeting held on November 1, 2006, the Board of Directors, including each of the Independent Directors, unanimously voted to approve an amendment to the investment sub-advisory agreement between Hartford Investment Financial Services Company ("HIFSCO") and Wellington Management Company LLP ("Wellington") ("Amended Agreement"). The amendment related to the sub-advisory fees HIFSCO pays Wellington with respect to the Advisers Fund, Capital Appreciation Fund, Disciplined Equity Fund, Dividend and Growth Fund, Growth Fund, Global Leaders Fund, Growth Opportunities Fund, International Opportunities Fund, MidCap Fund, Small Company Fund and Stock Fund (each a "Fund" and collectively, the "Funds"). In considering the approval of the Amended Agreement, the Board took into account the fact that it had approved the renewal of the investment sub-advisory agreement between HIFSCO and Wellington at the August 1-2, 2006 Board meeting with respect to the Funds and other funds sub-advised by Wellington. A discussion of the basis for the Board's approval of the investment sub-advisory agreement is available in the Hartford Mutual Funds Annual Report to shareholders for the fiscal year ended October 31, 2006. Apart from the sub-advisory fees, the material terms of the investment sub-advisory agreement did not change. The amendment took effect on January 1, 2007.

In approving the Amended Agreement, the Board reviewed materials provided by HIFSCO relating to the Amended Agreement. In addition, the Board received an in-person presentation by personnel of HIFSCO and Wellington concerning the Amended Agreement. The Board also took into account written responses and supporting materials provided by HIFSCO and Wellington. The Board further considered information it received at the Board's meetings on June 20-21, 2006 and August 1-2, 2006. The Board also took into account information provided to the Board at its meetings throughout the year, including reports on Fund performance, compliance, shareholder services and the other services provided to the Funds by HIFSCO and Wellington.

In connection with their consideration of the annual renewal of the investment sub-advisory agreement, the Independent Directors, advised by independent legal counsel, engaged two service providers to assist them with evaluating the investment sub-advisory agreement with respect to each Fund. Lipper, Inc.("Lipper"), an independent provider of investment company data, was retained to provide the Board with reports on how the Funds' management and sub-advisory fees, overall expense ratios and investment performance compared to those of funds with similar investment objectives in various peer groups. The Independent Directors also engaged an independent financial services consulting firm ("Consultant") to assist them in evaluating each Fund's management and sub-advisory fees, overall expense ratios and investment performance. The Board considered the information provided to them from Lipper and the Consultant in determining to approve the Amended Agreement.

In determining to approve the Amended Agreement, the Board determined that the proposed sub-advisory fee structure for each Fund was fair and reasonable and that the amendment was in the best interests of each Fund and its shareholders. The Board considered the representations from HIFSCO that shareholders will not pay increased management fees or other fees as a result of the Amended Agreement. In determining to approve the Amended Agreement, the Board considered the following categories of material factors, among others, relating to the Amended Agreement.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered information concerning the nature, extent and quality of the services provided to the Funds by Wellington. The Board considered, among other things, the range of services provided by Wellington and Wellington's organizational structure and regulatory/compliance history. The Board considered the quality of Wellington's investment personnel, its ability to attract and retain qualified investment professionals, its investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience. In addition, the Board considered the quality of Wellington's communications with the Board and responsiveness to Board inquiries. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by Wellington.

INVESTMENT PERFORMANCE

The Board considered the investment performance of each Fund. In this regard, the Board considered the information and materials provided to the Board from HIFSCO and Lipper comparing each Fund's short-term and long-term and recent investment performance over various periods of time with appropriate benchmark indices and with a performance universe of funds selected by Lipper. This information included performance reports (provided by Lipper) and discussions with portfolio managers and other representatives of Wellington at Board and Investment Committee meetings throughout the year. The Board also considered the analysis provided by the Consultant relating to each Fund's performance track record. The Board concluded that each Fund's performance over time has been satisfactory and that it had continued confidence in Wellington's overall capabilities to provided day-to-day portfolio management to each Fund.

COSTS OF THE SERVICES AND PROFITABILITY

The Board reviewed information regarding HIFSCO's and Wellington's cost to provide investment management and related services to each Fund and the profitability to them from managing each Fund. In this regard, the Board noted that the Amended Agreement increases the sub-advisory fee rate to be paid to Wellington by HIFSCO and decreases the profitability of HIFSCO on a Fund by Fund basis. The Board also considered the representation of HIFSCO that the proposed sub-advisory fees would not impact the level and quality of services HIFSCO provides to the Funds and their shareholders. The Board concluded that the profitability realized on the proposed sub-advisory fees on a per Fund basis were reasonable given that the management fee and related expenses continue to be in line with comparable peers.

COMPARISON OF FEES AND SERVICES PROVIDED

The Board reviewed the investment sub-advisory fees to be paid by HIFSCO to Wellington under the Amended Agreement. The Board considered HIFSCO and Wellington's representations that they had negotiated the proposed sub-advisory fees at arm's length and Wellington's representations that the fees charged to HIFSCO were comparable to fees charged by Wellington to similar clients. The Board concluded that the sub-advisory fees, in conjunction with the information about quality of services, profitability and other matters discussed supports the conclusion that the proposed sub-advisory fees are reasonable.

ECONOMIES OF SCALE

The Board considered the extent to which economies of scale would be realized by each Fund and whether fee levels reflect these economies of scale for the benefit of each Fund's shareholders. The Board reviewed the breakpoints in the proposed sub-advisory fee schedule for each Fund, which reduces fees as Fund assets grow over time. The Board recognized that Funds with assets beyond the last breakpoint level continue to benefit from economies of scale, because additional assets are charged the lowest breakpoint fee, resulting in lower overall effective management fee rates. The Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of each Fund's investors.

                                    * * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of each Fund and its shareholders for the Board to approve the Amended Agreement. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Directors and the full Board met separately in executive session, with independent legal counsel, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

ITEM 2. CODE OF ETHICS.

     Not applicable to this semi-annual filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable to this semi-annual filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable to this semi-annual filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

     The Schedule of Investments is included as part of the annual report filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since registrant last provided disclosure in response to this requirement.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the

          Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

     (b) There was no change in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     11(a)(2) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

     (b)  Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        THE HARTFORD MUTUAL FUNDS, INC.


Date: June 19, 2007                     By: /s/ David M. Znamierowski
                                            ------------------------------------
                                            David M. Znamierowski
                                        Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date: June 19, 2007                     By: /s/ David M. Znamierowski
                                            ------------------------------------
                                            David M. Znamierowski
                                        Its: President


Date: June 19, 2007                     By: /s/ Tamara L. Fagely
                                            ------------------------------------
                                            Tamara L. Fagely
                                        Its: Vice President, Controller and
                                             Treasurer

                                  EXHIBIT LIST

99.CERT      11(a)(2)   Certifications

                        (i) Section 302 certification of principal executive officer

                        (ii) Section 302 certification of principal financial officer

99.906CERT   11(b)      Section 906 certification of principal executive officer
                        and principal financial officer